================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, President and General Counsel
                       The DFA Investment Trust Company,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

       Registrant's telephone number, including area code: 512-306-7400

                      Date of fiscal year end: October 31

          Date of reporting period: November 1, 2016 - April 30, 2017

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2017 (Unaudited)

DFA INVESTMENT DIMENSIONS GROUP INC.
DIMENSIONAL INVESTMENT GROUP INC.
THE DFA INVESTMENT TRUST COMPANY
DIMENSIONAL EMERGING MARKETS VALUE FUND

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2017

Dear Fellow Shareholder,

Thank you for trusting us with your savings. All of us at Dimensional are dedicated to helping you achieve your investment goals, a responsibility we do not take lightly.

We believe the scientific underpinning of our investment approach and our efficient implementation enables us to deliver portfolios with better outcomes. By offering consistent and well-diversified investment solutions across regions and asset classes, investors and the professionals advising them can more confidently create asset allocations that satisfy their desired profiles and long-term goals.

We live in an evolving world with new data, new trading technologies, and new client needs emerging all the time. Since our founding in 1981, Dimensional has been fully committed to being on the cutting edge of incorporating knowledge and technology for even better solutions -- always centered on investors' needs.

Sincerely,

   /s/ David Butler                           /s/ Eduardo A. Repetto
   David Butler                               Eduardo Repetto
   CO-CHIEF EXECUTIVE OFFICER AND             CO-CHIEF EXECUTIVE OFFICER AND
   HEAD OF GLOBAL FINANCIAL ADVISOR SERVICES  CO-CHIEF INVESTMENT OFFICER

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
 LETTER TO SHAREHOLDERS
 DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES..............................   1
 DFA INVESTMENT DIMENSIONS GROUP INC.
    Disclosure of Fund Expenses..........................................   2
    Disclosure of Portfolio Holdings.....................................   8
    Schedules of Investments/Summary Schedules of Portfolio Holdings
        Enhanced U.S. Large Company Portfolio............................  11
        U.S. Large Cap Equity Portfolio..................................  14
        U.S. Large Cap Value Portfolio...................................  17
        U.S. Targeted Value Portfolio....................................  18
        U.S. Small Cap Value Portfolio...................................  21
        U.S. Core Equity 1 Portfolio.....................................  24
        U.S. Core Equity 2 Portfolio.....................................  27
        U.S. Vector Equity Portfolio.....................................  30
        U.S. Small Cap Portfolio.........................................  33
        U.S. Micro Cap Portfolio.........................................  36
        DFA Real Estate Securities Portfolio.............................  39
        Large Cap International Portfolio................................  41
        International Core Equity Portfolio..............................  45
        International Small Company Portfolio............................  49
        Global Small Company Portfolio...................................  50
        Japanese Small Company Portfolio.................................  51
        Asia Pacific Small Company Portfolio.............................  51
        United Kingdom Small Company Portfolio...........................  52
        Continental Small Company Portfolio..............................  52
        DFA International Real Estate Securities Portfolio...............  53
        DFA Global Real Estate Securities Portfolio......................  57
        DFA International Small Cap Value Portfolio......................  59
        International Vector Equity Portfolio............................  63
        World ex U.S. Value Portfolio....................................  67
        World ex U.S. Targeted Value Portfolio...........................  68
        World ex U.S. Core Equity Portfolio..............................  73
        World Core Equity Portfolio......................................  79
        Selectively Hedged Global Equity Portfolio.......................  80
        Emerging Markets Portfolio.......................................  81
        Emerging Markets Small Cap Portfolio.............................  81
        Emerging Markets Value Portfolio.................................  81
        Emerging Markets Core Equity Portfolio...........................  82
    Statements of Assets and Liabilities.................................  86
    Statements of Operations.............................................  93
    Statements of Changes in Net Assets.................................. 100
    Financial Highlights................................................. 110
    Notes to Financial Statements........................................ 132
    Section 19(a) Notice................................................. 167
 DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
    Consolidated Disclosure of Fund Expenses............................. 169
    Consolidated Disclosure of Portfolio Holdings........................ 170
    Consolidated Schedule of Investments................................. 171

TABLE OF CONTENTS
CONTINUED

                                                                        PAGE
                                                                        ----
       Consolidated Statement of Assets and Liabilities................ 176
       Consolidated Statement of Operations............................ 177
       Consolidated Statements of Changes in Net Assets................ 178
       Consolidated Financial Highlights............................... 179
       Consolidated Notes to Financial Statements...................... 180
    DIMENSIONAL INVESTMENT GROUP INC.
       Disclosure of Fund Expenses..................................... 193
       Disclosure of Portfolio Holdings................................ 195
       Schedule of Investments/Summary Schedule of Portfolio Holdings
           DFA International Value Portfolio........................... 196
           U.S. Large Company Portfolio................................ 197
       Statements of Assets and Liabilities............................ 200
       Statements of Operations........................................ 201
       Statements of Changes in Net Assets............................. 202
       Financial Highlights............................................ 203
       Notes to Financial Statements................................... 206
       Section 19(a) Notice............................................ 216
    THE DFA INVESTMENT TRUST COMPANY
       Disclosure of Fund Expenses..................................... 217
       Disclosure of Portfolio Holdings................................ 220
       Summary Schedules of Portfolio Holdings
           The U.S. Large Cap Value Series............................. 221
           The DFA International Value Series.......................... 224
           The Japanese Small Company Series........................... 228
           The Asia Pacific Small Company Series....................... 231
           The United Kingdom Small Company Series..................... 233
           The Continental Small Company Series........................ 236
           The Canadian Small Company Series........................... 239
           The Emerging Markets Series................................. 242
           The Emerging Markets Small Cap Series....................... 246
       Statements of Assets and Liabilities............................ 250
       Statements of Operations........................................ 252
       Statements of Changes in Net Assets............................. 254
       Financial Highlights............................................ 257
       Notes to Financial Statements................................... 262
    DIMENSIONAL EMERGING MARKETS VALUE FUND
       Disclosure of Fund Expenses..................................... 274
       Disclosure of Portfolio Holdings................................ 275
       Summary Schedule of Portfolio Holdings.......................... 276
       Statement of Assets and Liabilities............................. 280
       Statement of Operations......................................... 281
       Statements of Changes in Net Assets............................. 282
       Financial Highlights............................................ 283
       Notes to Financial Statements................................... 284
    VOTING PROXIES ON FUND PORTFOLIO SECURITIES........................ 292
    BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS................. 293

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
USD     United States Dollars
GBP     British Pounds
NZD     New Zealand Dollars

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
@       Security purchased with cash proceeds from Securities on Loan.
^^      Security pledged as collateral for the Open Futures Contracts.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Fund(s).
(C)     Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)     Non-Annualized
(E)     Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
REIT    Real Estate Investment Trust
SEC     Securities and Exchange Commission
(a)     Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                SIX MONTHS ENDED APRIL 30, 2017
 EXPENSE TABLES
                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        11/01/16  04/30/17    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
 ENHANCED U.S. LARGE COMPANY PORTFOLIO
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,133.30    0.22%    $1.16
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     11/01/16  04/30/17    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   U.S. LARGE CAP EQUITY PORTFOLIO
   -------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,140.80    0.17%    $0.90
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.95    0.17%    $0.85

   U.S. LARGE CAP VALUE PORTFOLIO**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,151.90    0.27%    $1.44
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.46    0.27%    $1.35

   U.S. TARGETED VALUE PORTFOLIO
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,164.70    0.47%    $2.52
    Class R2 Shares................. $1,000.00 $1,164.40    0.62%    $3.33
    Institutional Class Shares...... $1,000.00 $1,165.50    0.37%    $1.99
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.46    0.47%    $2.36
    Class R2 Shares................. $1,000.00 $1,021.72    0.62%    $3.11
    Institutional Class Shares...... $1,000.00 $1,022.96    0.37%    $1.86

   U.S. SMALL CAP VALUE PORTFOLIO
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,177.30    0.52%    $2.81
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.22    0.52%    $2.61

   U.S. CORE EQUITY 1 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,147.00    0.18%    $0.96
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.90    0.18%    $0.90

   U.S. CORE EQUITY 2 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,149.00    0.21%    $1.12
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.75    0.21%    $1.05

   U.S. VECTOR EQUITY PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,164.10    0.32%    $1.72
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.21    0.32%    $1.61

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                          BEGINNING  ENDING              EXPENSES
                                           ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                            VALUE    VALUE     EXPENSE    DURING
                                          11/01/16  04/30/17    RATIO*   PERIOD*
                                          --------- --------- ---------- --------
U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,175.50    0.37%    $2.00
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.96    0.37%    $1.86

U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,189.40    0.52%    $2.82
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.22    0.52%    $2.61

DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,036.60    0.18%    $0.91
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.90    0.18%    $0.90

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,111.90    0.24%    $1.26
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.60    0.24%    $1.20

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,119.40    0.32%    $1.68
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,023.21    0.32%    $1.61

INTERNATIONAL SMALL COMPANY PORTFOLIO***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,126.00    0.53%    $2.79
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.17    0.53%    $2.66

GLOBAL SMALL COMPANY PORTFOLIO****
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,057.00    0.49%    $2.50
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.36    0.49%    $2.46

JAPANESE SMALL COMPANY PORTFOLIO**
----------------------------------
Actual Fund Return
 Institutional Class Shares.............. $1,000.00 $1,068.80    0.53%    $2.72
Hypothetical 5% Annual Return
 Institutional Class Shares.............. $1,000.00 $1,022.17    0.53%    $2.66

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    BEGINNING  ENDING              EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                      VALUE    VALUE     EXPENSE    DURING
                                                    11/01/16  04/30/17    RATIO*   PERIOD*
                                                    --------- --------- ---------- --------
ASIA PACIFIC SMALL COMPANY PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,048.20    0.54%    $2.74
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.12    0.54%    $2.71

UNITED KINGDOM SMALL COMPANY PORTFOLIO**
----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,204.40    0.59%    $3.22
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.87    0.59%    $2.96

CONTINENTAL SMALL COMPANY PORTFOLIO**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,180.90    0.54%    $2.92
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.12    0.54%    $2.71

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,037.90    0.28%    $1.41
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.41    0.28%    $1.40

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO*****
------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,035.80    0.24%    $1.21
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.60    0.24%    $1.20

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,132.90    0.68%    $3.60
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.42    0.68%    $3.41

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,123.60    0.48%    $2.53
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.41    0.48%    $2.41

WORLD EX U.S. VALUE PORTFOLIO***
--------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,117.00    0.52%    $2.73
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.22    0.52%    $2.61

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/16  04/30/17    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
WORLD EX U.S. TARGETED VALUE PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,139.00    0.70%    $3.71
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.32    0.70%    $3.51

WORLD EX U.S. CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,113.30    0.41%    $2.15
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.76    0.41%    $2.06

WORLD CORE EQUITY PORTFOLIO***
------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,130.80    0.35%    $1.85
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.06    0.35%    $1.76

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,133.00    0.34%    $1.80
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,023.11    0.34%    $1.71

EMERGING MARKETS PORTFOLIO**
----------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,091.70    0.53%    $2.75
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,022.17    0.53%    $2.66

EMERGING MARKETS SMALL CAP PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares................... $1,000.00 $1,098.30    0.72%    $3.75
Hypothetical 5% Annual Return
 Institutional Class Shares................... $1,000.00 $1,021.22    0.72%    $3.61

EMERGING MARKETS VALUE PORTFOLIO**
----------------------------------
Actual Fund Return
 Class R2 Shares.............................. $1,000.00 $1,114.00    0.81%    $4.25
 Institutional Class Shares................... $1,000.00 $1,114.90    0.56%    $2.94
Hypothetical 5% Annual Return
 Class R2 Shares.............................. $1,000.00 $1,020.78    0.81%    $4.06
 Institutional Class Shares................... $1,000.00 $1,022.02    0.56%    $2.81

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        11/01/16  04/30/17    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares............ $1,000.00 $1,096.80    0.56%    $2.91
Hypothetical 5% Annual Return
 Institutional Class Shares............ $1,000.00 $1,022.02    0.56%    $2.81

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

*** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

****Global Small Company Portfolio commenced operations on January 18, 2017.
    Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (102), then divided by the number of days in the year (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 181 day period for the six months ended April 30, 2017 to allow for comparability. The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Master Funds (Affiliated Investment Companies).

*****The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                            AFFILIATED INVESTMENT COMPANIES
                                            -------------------------------
    U.S. Large Cap Value Portfolio.........              100.0%
    Japanese Small Company Portfolio.......              100.0%
    Asia Pacific Small Company Portfolio...              100.0%
    United Kingdom Small Company Portfolio.              100.0%
    Continental Small Company Portfolio....              100.0%
    Emerging Markets Portfolio.............              100.0%
    Emerging Markets Small Cap Portfolio...              100.0%
    Emerging Markets Value Portfolio.......              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

International Small Company Portfolio..................................................... 100.0%
Global Small Company Portfolio............................................................ 100.0%
World ex U.S. Value Portfolio............................................................. 100.0%
World Core Equity Portfolio............................................................... 100.0%
Selectively Hedged Global Equity Portfolio................................................ 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

       ENHANCED U.S. LARGE COMPANY PORTFOLIO
Corporate....................................  39.2%
Government...................................  13.8%
Foreign Corporate............................  22.9%
Foreign Government...........................  21.1%
Supranational................................   3.0%
                                              -----
                                              100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          U.S. LARGE CAP EQUITY PORTFOLIO
Consumer Discretionary.......................  15.3%
Consumer Staples.............................   8.7%
Energy.......................................   5.4%
Financials...................................  14.8%
Health Care..................................  13.0%
Industrials..................................  12.2%
Information Technology.......................  21.1%
Materials....................................   3.8%
Real Estate..................................   0.3%
Telecommunication Services...................   2.7%
Utilities....................................   2.7%
                                              -----
                                              100.0%

           U.S. TARGETED VALUE PORTFOLIO
Consumer Discretionary.......................  14.9%
Consumer Staples.............................   2.6%
Energy.......................................   8.5%
Financials...................................  26.5%
Health Care..................................   5.1%
Industrials..................................  22.0%
Information Technology.......................  13.0%
Materials....................................   5.5%
Real Estate..................................   0.5%
Telecommunication Services...................   0.9%
Utilities....................................   0.5%
                                              -----
                                              100.0%

          U.S. SMALL CAP VALUE PORTFOLIO
Consumer Discretionary.......................  15.3%
Consumer Staples.............................   4.7%
Energy.......................................   9.4%
Financials...................................  27.1%
Health Care..................................   4.5%
Industrials..................................  17.9%
Information Technology.......................  14.1%
Materials....................................   5.9%
Real Estate..................................   0.2%
Telecommunication Services...................   0.9%
                                              -----
                                              100.0%

           U.S. CORE EQUITY 1 PORTFOLIO
Consumer Discretionary.......................  15.9%
Consumer Staples.............................   8.0%
Energy.......................................   4.9%
Financials...................................  15.5%
Health Care..................................  11.5%
Industrials..................................  13.6%
Information Technology.......................  20.5%
Materials....................................   4.5%
Real Estate..................................   0.3%
Telecommunication Services...................   2.4%
Utilities....................................   2.9%
                                              -----
                                              100.0%

           U.S. CORE EQUITY 2 PORTFOLIO
Consumer Discretionary.......................  15.0%
Consumer Staples.............................   6.9%
Energy.......................................   5.8%
Financials...................................  18.7%
Health Care..................................  10.9%
Industrials..................................  14.3%
Information Technology.......................  18.7%
Materials....................................   4.8%
Real Estate..................................   0.4%
Telecommunication Services...................   2.6%
Utilities....................................   1.9%
                                              -----
                                              100.0%

           U.S. VECTOR EQUITY PORTFOLIO
Consumer Discretionary.......................  14.6%
Consumer Staples.............................   4.6%
Energy.......................................   7.1%
Financials...................................  23.7%
Health Care..................................   8.3%
Industrials..................................  16.7%
Information Technology.......................  15.4%
Materials....................................   5.4%
Real Estate..................................   0.4%
Telecommunication Services...................   2.7%
Utilities....................................   1.1%
                                              -----
                                              100.0%

             U.S. SMALL CAP PORTFOLIO
Consumer Discretionary.......................  15.9%
Consumer Staples.............................   4.3%
Energy.......................................   4.4%
Financials...................................  21.6%
Health Care..................................   8.2%
Industrials..................................  19.3%
Information Technology.......................  15.1%
Materials....................................   5.4%
Real Estate..................................   0.6%
Telecommunication Services...................   1.1%
Utilities....................................   4.1%
                                              -----
                                              100.0%

             U.S. MICRO CAP PORTFOLIO
Consumer Discretionary.......................  15.4%
Consumer Staples.............................   3.4%
Energy.......................................   2.6%
Financials...................................  23.2%
Health Care..................................   9.1%
Industrials..................................  21.5%
Information Technology.......................  14.0%
Materials....................................   5.7%
Real Estate..................................   0.9%
Telecommunication Services...................   1.9%
Utilities....................................   2.3%
                                              -----
                                              100.0%

                     DFA REAL ESTATE SECURITIES PORTFOLIO
              Real Estate.................................. 100.0%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED

         LARGE CAP INTERNATIONAL PORTFOLIO
Consumer Discretionary.......................  13.4%
Consumer Staples.............................  10.7%
Energy.......................................   5.8%
Financials...................................  21.6%
Health Care..................................   9.4%
Industrials..................................  14.7%
Information Technology.......................   5.1%
Materials....................................  10.0%
Real Estate..................................   1.9%
Telecommunication Services...................   4.2%
Utilities....................................   3.2%
                                              -----
                                              100.0%

        INTERNATIONAL CORE EQUITY PORTFOLIO
Consumer Discretionary.......................  16.1%
Consumer Staples.............................   7.4%
Energy.......................................   6.1%
Financials...................................  18.5%
Health Care..................................   5.9%
Industrials..................................  18.5%
Information Technology.......................   6.8%
Materials....................................  12.7%
Real Estate..................................   2.5%
Telecommunication Services...................   2.7%
Utilities....................................   2.8%
                                              -----
                                              100.0%

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
              Health Care..................................   0.1%
              Real Estate..................................  99.9%
                                                            -----
                                                            100.0%

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
              Affiliated Investment Companies..............  64.0%
              Real Estate..................................  36.0%
                                                            -----
                                                            100.0%

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
              Consumer Discretionary.......................  15.5%
              Consumer Staples.............................   4.6%
              Energy.......................................   6.5%
              Financials...................................  19.3%
              Health Care..................................   1.7%
              Industrials..................................  24.0%
              Information Technology.......................   5.4%
              Materials....................................  17.8%
              Real Estate..................................   3.0%
              Telecommunication Services...................   0.7%
              Utilities....................................   1.5%
                                                            -----
                                                            100.0%

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.7%
              Consumer Staples.............................   6.6%
              Energy.......................................   7.0%
              Financials...................................  18.4%
              Health Care..................................   4.7%
              Industrials..................................  19.4%
              Information Technology.......................   7.2%
              Materials....................................  14.3%
              Real Estate..................................   2.6%
              Telecommunication Services...................   2.1%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  16.1%
              Consumer Staples.............................   5.4%
              Energy.......................................   5.5%
              Financials...................................  17.6%
              Health Care..................................   2.7%
              Industrials..................................  20.5%
              Information Technology.......................   8.1%
              Materials....................................  16.5%
              Real Estate..................................   4.7%
              Telecommunication Services...................   1.1%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                      WORLD EX U.S. CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.0%
              Consumer Staples.............................   7.1%
              Energy.......................................   6.1%
              Financials...................................  19.4%
              Health Care..................................   5.0%
              Industrials..................................  16.5%
              Information Technology.......................   9.5%
              Materials....................................  12.3%
              Real Estate..................................   3.1%
              Telecommunication Services...................   3.1%
              Utilities....................................   2.9%
                                                            -----
                                                            100.0%

                    EMERGING MARKETS CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  11.7%
              Consumer Staples.............................   7.8%
              Energy.......................................   5.5%
              Financials...................................  19.4%
              Health Care..................................   3.4%
              Industrials..................................   9.7%
              Information Technology.......................  20.8%
              Materials....................................  10.3%
              Real Estate..................................   3.6%
              Telecommunication Services...................   4.3%
              Utilities....................................   3.5%
                                                            -----
                                                            100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
BONDS -- (86.2%)
AUSTRALIA -- (6.9%)
Commonwealth Bank of Australia
##  1.375%, 09/06/18.............................   3,995 $ 3,973,072
    5.000%, 10/15/19.............................   3,000   3,203,271
National Australia Bank, Ltd.
    1.875%, 07/23/18.............................   2,500   2,506,120
Westpac Banking Corp.
    2.250%, 07/30/18.............................   3,000   3,021,033
    2.250%, 01/17/19.............................   3,200   3,219,942
Other Securities.................................           1,514,047
                                                          -----------
TOTAL AUSTRALIA..................................          17,437,485
                                                          -----------

AUSTRIA -- (2.0%)
Oesterreichische Kontrollbank AG
    1.750%, 01/24/20.............................   5,000   5,007,270
                                                          -----------

BELGIUM -- (0.5%)
Other Securities.................................           1,220,223
                                                          -----------

CANADA -- (9.7%)
Ontario, Province of Canada
    2.000%, 09/27/18.............................   7,200   7,248,866
Quebec, Province of Canada
    4.625%, 05/14/18.............................   5,000   5,163,860
Royal Bank of Canada
    2.000%, 12/10/18.............................   3,000   3,011,583
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................   3,000   2,997,657
    1.750%, 07/23/18.............................   2,000   2,003,782
Other Securities.................................           4,273,320
                                                          -----------
TOTAL CANADA.....................................          24,699,068
                                                          -----------

DENMARK -- (2.1%)
Kommunekredit
    1.250%, 08/27/18.............................   5,300   5,285,865
                                                          -----------

FINLAND -- (1.2%)
Other Securities.................................           2,992,161
                                                          -----------

FRANCE -- (1.4%)
Other Securities.................................           3,587,356
                                                          -----------

GERMANY -- (4.5%)
State of North Rhine-Westphalia
    1.375%, 07/16/18.............................   2,500   2,498,415
Volkswagen Group of America Finance LLC
    2.450%, 11/20/19.............................   2,000   2,006,182
Other Securities.................................           6,895,953
                                                          -----------
TOTAL GERMANY....................................          11,400,550
                                                          -----------

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
IRELAND -- (1.8%)
Medtronic, Inc.
    2.500%, 03/15/20.............................   2,500 $ 2,546,725
Other Securities.................................           1,923,516
                                                          -----------
TOTAL IRELAND....................................           4,470,241
                                                          -----------

JAPAN -- (2.9%)
Toyota Motor Credit Corp.
    1.550%, 10/18/19.............................   2,500   2,484,402
Other Securities.................................           4,980,619
                                                          -----------
TOTAL JAPAN......................................           7,465,021
                                                          -----------

NETHERLANDS -- (9.4%)
Bank Nederlandse Gemeenten NV
##  1.000%, 09/20/18.............................   5,000   4,968,095
    1.875%, 06/11/19.............................   2,000   2,008,326
Cooperatieve Rabobank UA
    1.700%, 03/19/18.............................   3,435   3,439,891
    2.250%, 01/14/19.............................   3,700   3,726,030
Nederlandse Waterschapsbank NV
    0.875%, 07/13/18.............................   3,500   3,477,656
##  1.500%, 01/23/19.............................   2,000   1,996,594
Shell International Finance BV
    1.625%, 11/10/18.............................   2,870   2,878,320
Other Securities.................................           1,302,569
                                                          -----------
TOTAL NETHERLANDS................................          23,797,481
                                                          -----------

NORWAY -- (2.9%)
Statoil ASA
    2.250%, 11/08/19.............................   4,461   4,489,457
Other Securities.................................           2,998,951
                                                          -----------
TOTAL NORWAY.....................................           7,488,408
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (3.0%)
African Development Bank
    1.625%, 10/02/18.............................   4,750   4,765,476
Council Of Europe Development Bank
    1.625%, 03/10/20.............................   3,000   2,993,565
                                                          -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....           7,759,041
                                                          -----------

SWEDEN -- (1.1%)
Kommuninvest I Sverige AB
    2.000%, 11/12/19.............................   2,000   2,016,882
Other Securities.................................             697,003
                                                          -----------
TOTAL SWEDEN.....................................           2,713,885
                                                          -----------

SWITZERLAND -- (0.5%)
Other Securities.................................           1,400,283
                                                          -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
UNITED KINGDOM -- (2.5%)
BP Capital Markets P.L.C.
    2.315%, 02/13/20.............................   2,550 $  2,574,449
Other Securities.................................            3,694,007
                                                          ------------
TOTAL UNITED KINGDOM.............................            6,268,456
                                                          ------------

UNITED STATES -- (33.8%)
Adobe Systems, Inc.
    4.750%, 02/01/20.............................   2,150    2,317,311
Apple, Inc.
    1.100%, 08/02/19.............................   3,000    2,969,898
Bank of New York Mellon Corp. (The)
    2.150%, 02/24/20.............................   2,000    2,014,884
Becton Dickinson and Co.
    2.675%, 12/15/19.............................   2,100    2,114,708
Bristol-Myers Squibb Co.
    1.600%, 02/27/19.............................   2,500    2,497,128
Chevron Corp.
    2.193%, 11/15/19.............................   3,500    3,531,678
Cisco Systems, Inc.
    1.650%, 06/15/18.............................   2,800    2,808,151
Citizens Bank NA
    2.450%, 12/04/19.............................   2,200    2,216,872
Dominion Resources, Inc.
    2.500%, 12/01/19.............................   2,000    2,020,222
Eastman Chemical Co.
    2.700%, 01/15/20.............................   2,000    2,032,220
Enterprise Products Operating LLC
    5.250%, 01/31/20.............................   2,000    2,160,668
Exelon Generation Co. LLC
    2.950%, 01/15/20.............................   2,000    2,030,920
Express Scripts Holding Co.
    2.250%, 06/15/19.............................   2,000    2,006,256
Humana, Inc.
    2.625%, 10/01/19.............................   2,000    2,025,488
Morgan Stanley
    2.375%, 07/23/19.............................   2,000    2,014,102
Ryder System, Inc.
    2.450%, 09/03/19.............................   2,000    2,012,646
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   2,000    2,023,218
Time Warner, Inc.
    4.875%, 03/15/20.............................   2,000    2,145,176
Tyson Foods, Inc.
    2.650%, 08/15/19.............................   2,000    2,020,316
Zimmer Biomet Holdings, Inc.
    2.700%, 04/01/20.............................   2,000    2,022,012
Other Securities.................................           40,847,459
                                                          ------------
TOTAL UNITED STATES..............................           85,831,333
                                                          ------------
TOTAL BONDS......................................          218,824,127
                                                          ------------

                                                     FACE
                                                    AMOUNT^    VALUE+
                                                    -------    ------
                                                     (000)
U.S. TREASURY OBLIGATIONS -- (13.8%)
U.S. Treasury Notes
      1.125%, 01/15/19.............................   8,700 $  8,684,366
      1.125%, 03/31/20.............................  26,700   26,463,251
                                                            ------------
TOTAL U.S. TREASURY OBLIGATIONS....................           35,147,617
                                                            ------------
TOTAL INVESTMENT SECURITIES........................          253,971,744
                                                            ------------

                                                    SHARES
                                                    ------
SECURITIES LENDING COLLATERAL -- (--%)
(S)@  DFA Short Term Investment Fund...............     114        1,323
                                                            ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $253,895,484)..............................          $253,973,067
                                                            ============

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                                                 --------------------------------------------
                                                                                  LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                                                                 ---------- ------------ ------- ------------
Bonds
 Australia......................................................................         -- $ 17,437,485   --    $ 17,437,485
 Austria........................................................................         --    5,007,270   --       5,007,270
 Belgium........................................................................         --    1,220,223   --       1,220,223
 Canada.........................................................................         --   24,699,068   --      24,699,068
 Denmark........................................................................         --    5,285,865   --       5,285,865
 Finland........................................................................         --    2,992,161   --       2,992,161
 France.........................................................................         --    3,587,356   --       3,587,356
 Germany........................................................................         --   11,400,550   --      11,400,550
 Ireland........................................................................         --    4,470,241   --       4,470,241
 Japan..........................................................................         --    7,465,021   --       7,465,021
 Netherlands....................................................................         --   23,797,481   --      23,797,481
 Norway.........................................................................         --    7,488,408   --       7,488,408
 Supranational Organization Obligations.........................................         --    7,759,041   --       7,759,041
 Sweden.........................................................................         --    2,713,885   --       2,713,885
 Switzerland....................................................................         --    1,400,283   --       1,400,283
 United Kingdom.................................................................         --    6,268,456   --       6,268,456
 United States..................................................................         --   85,831,333   --      85,831,333
U.S. Treasury Obligations.......................................................         --   35,147,617   --      35,147,617
Securities Lending Collateral...................................................         --        1,323   --           1,323
Futures Contracts**............................................................. $2,995,577           --   --       2,995,577
                                                                                 ---------- ------------   --    ------------
TOTAL........................................................................... $2,995,577 $253,973,067   --    $256,968,644
                                                                                 ========== ============   ==    ============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                         ------     ------    ---------------
  COMMON STOCKS -- (96.6%)
  Consumer Discretionary -- (14.8%)
  *   Amazon.com, Inc...................  18,767 $ 17,359,287            1.7%
      Comcast Corp. Class A............. 287,333   11,260,580            1.1%
      Home Depot, Inc. (The)............  55,364    8,642,320            0.8%
      Lowe's Cos., Inc..................  44,366    3,765,786            0.4%
      McDonald's Corp...................  26,974    3,774,472            0.4%
      Starbucks Corp....................  62,954    3,781,017            0.4%
      Walt Disney Co. (The).............  75,950    8,779,820            0.8%
      Other Securities..................          100,513,720            9.6%
                                                 ------------           -----
  Total Consumer Discretionary..........          157,877,002           15.2%
                                                 ------------           -----
  Consumer Staples -- (8.4%)
      Altria Group, Inc.................  87,167    6,256,847            0.6%
      Coca-Cola Co. (The)............... 177,393    7,654,508            0.7%
      CVS Health Corp...................  48,410    3,990,920            0.4%
      PepsiCo, Inc......................  64,099    7,261,135            0.7%
      Philip Morris International, Inc..  51,373    5,694,183            0.6%
      Procter & Gamble Co. (The)........ 111,304    9,720,178            0.9%
      Wal-Mart Stores, Inc..............  87,376    6,568,928            0.6%
      Walgreens Boots Alliance, Inc.....  46,029    3,983,350            0.4%
      Other Securities..................           38,823,691            3.7%
                                                 ------------           -----
  Total Consumer Staples................           89,953,740            8.6%
                                                 ------------           -----
  Energy -- (5.2%)
      Chevron Corp......................  60,073    6,409,789            0.6%
      Exxon Mobil Corp.................. 127,724   10,428,665            1.0%
      Other Securities..................           38,416,873            3.7%
                                                 ------------           -----
  Total Energy..........................           55,255,327            5.3%
                                                 ------------           -----
  Financials -- (14.3%)
      Bank of America Corp.............. 373,238    8,711,375            0.8%
  *   Berkshire Hathaway, Inc. Class B..  59,826    9,883,853            1.0%
      Citigroup, Inc....................  89,769    5,307,143            0.5%
      JPMorgan Chase & Co............... 155,585   13,535,895            1.3%
      Wells Fargo & Co.................. 207,376   11,165,124            1.1%
      Other Securities..................          104,413,737           10.0%
                                                 ------------           -----
  Total Financials......................          153,017,127           14.7%
                                                 ------------           -----
  Health Care -- (12.6%)
      AbbVie, Inc.......................  68,920    4,544,585            0.4%
      Amgen, Inc........................  31,515    5,147,030            0.5%
  *   Celgene Corp......................  32,831    4,072,686            0.4%
      Johnson & Johnson................. 117,807   14,545,630            1.4%
      Merck & Co., Inc.................. 119,459    7,445,879            0.7%
      Pfizer, Inc....................... 321,597   10,908,570            1.1%
      UnitedHealth Group, Inc...........  41,232    7,210,652            0.7%
      Other Securities..................           80,722,884            7.7%
                                                 ------------           -----
  Total Health Care.....................          134,597,916           12.9%
                                                 ------------           -----
  Industrials -- (11.8%)
      3M Co.............................  26,886    5,265,085            0.5%
      Boeing Co. (The)..................  25,987    4,803,177            0.5%
      General Electric Co............... 342,505    9,929,220            1.0%
      Honeywell International, Inc......  33,512    4,394,764            0.4%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                      ------       ------     ---------------
Industrials -- (Continued)
      Union Pacific Corp............................................    45,307 $    5,072,572            0.5%
      United Technologies Corp......................................    43,205      5,140,963            0.5%
      Other Securities..............................................               90,889,275            8.7%
                                                                               --------------          ------
Total Industrials...................................................              125,495,056           12.1%
                                                                               --------------          ------
Information Technology -- (20.4%)
      Accenture P.L.C. Class A......................................    31,458      3,815,855            0.4%
*     Alphabet, Inc. Class A........................................    10,745      9,933,967            1.0%
*     Alphabet, Inc. Class C........................................    11,285     10,223,759            1.0%
      Apple, Inc....................................................   215,464     30,951,404            3.0%
      Cisco Systems, Inc............................................   208,936      7,118,450            0.7%
*     Facebook, Inc. Class A........................................    68,220     10,250,055            1.0%
      Intel Corp....................................................   241,422      8,727,405            0.8%
      International Business Machines Corp..........................    43,508      6,973,897            0.7%
      Mastercard, Inc. Class A......................................    48,631      5,656,758            0.5%
      Microsoft Corp................................................   299,894     20,530,743            2.0%
      Oracle Corp...................................................   129,267      5,811,844            0.6%
      Texas Instruments, Inc........................................    50,780      4,020,760            0.4%
#     Visa, Inc. Class A............................................    74,058      6,755,571            0.7%
      Other Securities..............................................               87,368,113            8.1%
                                                                               --------------          ------
Total Information Technology........................................              218,138,581           20.9%
                                                                               --------------          ------
Materials -- (3.6%)
      Other Securities..............................................               38,801,265            3.7%
                                                                               --------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                2,582,318            0.2%
                                                                               --------------          ------
Telecommunication Services -- (2.6%)
      AT&T, Inc.....................................................   377,616     14,964,922            1.4%
      Verizon Communications, Inc...................................   187,985      8,630,392            0.8%
      Other Securities..............................................                4,438,365            0.5%
                                                                               --------------          ------
Total Telecommunication Services....................................               28,033,679            2.7%
                                                                               --------------          ------
Utilities -- (2.6%)
      Other Securities..............................................               27,774,396            2.7%
                                                                               --------------          ------
TOTAL COMMON STOCKS.................................................            1,031,526,407           99.0%
                                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    7,305            0.0%
                                                                               --------------          ------
TOTAL INVESTMENT SECURITIES.........................................            1,031,533,712
                                                                               --------------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 5,107,938      5,107,938            0.5%
                                                                               --------------          ------
SECURITIES LENDING COLLATERAL -- (2.9%)
(S)@  DFA Short Term Investment Fund................................ 2,686,276     31,088,275            3.0%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $902,766,517)...........................................           $1,067,729,925          102.5%
                                                                               ==============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -------------------------------------------------
                                       LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                    -------------- ----------- ------- --------------
Common Stocks
 Consumer Discretionary............ $  157,877,002          --   --    $  157,877,002
 Consumer Staples..................     89,953,740          --   --        89,953,740
 Energy............................     55,255,327          --   --        55,255,327
 Financials........................    153,017,127          --   --       153,017,127
 Health Care.......................    134,597,916          --   --       134,597,916
 Industrials.......................    125,495,056          --   --       125,495,056
 Information Technology............    218,138,581          --   --       218,138,581
 Materials.........................     38,801,265          --   --        38,801,265
 Real Estate.......................      2,582,318          --   --         2,582,318
 Telecommunication Services........     28,033,679          --   --        28,033,679
 Utilities.........................     27,774,396          --   --        27,774,396
Rights/Warrants....................             -- $     7,305   --             7,305
Temporary Cash Investments.........      5,107,938          --   --         5,107,938
Securities Lending Collateral......             --  31,088,275   --        31,088,275
Futures Contracts**................          1,023          --   --             1,023
                                    -------------- -----------   --    --------------
TOTAL.............................. $1,036,635,368 $31,095,580   --    $1,067,730,948
                                    ============== ===========   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company.................................. $21,064,988,669
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $14,743,776,593)....................................... $21,064,988,669
                                                             ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                   PERCENTAGE
                                         SHARES       VALUE+     OF NET ASSETS**
                                         ------       ------     ---------------
COMMON STOCKS -- (83.8%)
Consumer Discretionary -- (12.5%)
#   CalAtlantic Group, Inc............. 1,112,227 $   40,284,862            0.4%
#   Kohl's Corp........................ 1,003,092     39,150,681            0.4%
*   Madison Square Garden Co. (The)
     Class A...........................   187,861     37,904,714            0.4%
#   Penske Automotive Group, Inc.......   730,052     34,830,781            0.4%
#   PulteGroup, Inc.................... 3,308,268     74,998,436            0.8%
    Staples, Inc....................... 5,235,500     51,150,835            0.5%
#   Toll Brothers, Inc................. 1,935,113     69,644,717            0.7%
    Other Securities...................            1,076,549,460           11.2%
                                                  --------------           -----
Total Consumer Discretionary...........            1,424,514,486           14.8%
                                                  --------------           -----
Consumer Staples -- (2.2%)
#*  Post Holdings, Inc.................   498,951     42,006,685            0.4%
    Other Securities...................              209,331,683            2.2%
                                                  --------------           -----
Total Consumer Staples.................              251,338,368            2.6%
                                                  --------------           -----
Energy -- (7.1%)
#*  CONSOL Energy, Inc................. 2,980,049     45,237,144            0.5%
#   HollyFrontier Corp................. 1,989,315     55,979,324            0.6%
#   Murphy Oil Corp.................... 1,768,756     46,306,032            0.5%
#   Nabors Industries, Ltd............. 3,371,391     34,860,183            0.4%
#*  Transocean, Ltd.................... 4,853,043     53,529,064            0.6%
    Other Securities...................              577,360,487            5.8%
                                                  --------------           -----
Total Energy...........................              813,272,234            8.4%
                                                  --------------           -----
Financials -- (22.2%)
    Allied World Assurance Co.
     Holdings AG.......................   916,893     48,677,849            0.5%
    American Financial Group, Inc......   387,636     37,720,859            0.4%
    Assurant, Inc......................   583,134     56,120,816            0.6%
    Assured Guaranty, Ltd.............. 1,438,096     54,834,600            0.6%
    Axis Capital Holdings, Ltd.........   875,934     57,724,051            0.6%
#   Investors Bancorp, Inc............. 3,494,999     48,405,736            0.5%
#   Legg Mason, Inc....................   942,615     35,234,949            0.4%
#   Navient Corp....................... 2,556,220     38,854,544            0.4%
    Old Republic International Corp.... 1,900,386     39,299,982            0.4%
#   PacWest Bancorp.................... 1,146,079     56,604,842            0.6%
#   People's United Financial, Inc..... 3,756,568     65,627,243            0.7%
#   Prosperity Bancshares, Inc.........   631,538     42,439,354            0.4%
    Reinsurance Group of America, Inc..   324,024     40,515,961            0.4%
#   RenaissanceRe Holdings, Ltd........   423,464     60,203,877            0.6%
    Umpqua Holdings Corp............... 2,390,030     42,231,830            0.4%
    Validus Holdings, Ltd..............   783,685     43,322,107            0.5%
#   Zions Bancorporation...............   916,829     36,700,665            0.4%
    Other Securities...................            1,725,243,238           17.8%
                                                  --------------           -----
Total Financials.......................            2,529,762,503           26.2%
                                                  --------------           -----
Health Care -- (4.3%)
    Other Securities...................              486,437,667            5.0%
                                                  --------------           -----
Industrials -- (18.4%)
#*  AECOM.............................. 1,361,250     46,568,362            0.5%
#   AGCO Corp..........................   929,613     59,485,936            0.6%
#   Air Lease Corp..................... 1,011,383     38,574,148            0.4%
*   Colfax Corp........................   919,847     37,226,208            0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
#*    Genesee & Wyoming, Inc. Class A...............................     579,330 $    39,255,401            0.4%
      Jacobs Engineering Group, Inc.................................   1,286,761      70,668,914            0.7%
*     JetBlue Airways Corp..........................................   2,670,322      58,293,129            0.6%
#*    Kirby Corp....................................................     545,422      38,506,793            0.4%
      ManpowerGroup, Inc............................................     345,864      34,925,347            0.4%
      Owens Corning.................................................   1,025,375      62,394,069            0.7%
*     Quanta Services, Inc..........................................   1,728,344      61,252,511            0.6%
      Ryder System, Inc.............................................     540,258      36,688,921            0.4%
#     Trinity Industries, Inc.......................................   1,557,299      41,891,343            0.4%
      Other Securities..............................................               1,473,225,450           15.3%
                                                                                 ---------------          ------
Total Industrials...................................................               2,098,956,532           21.8%
                                                                                 ---------------          ------
Information Technology -- (10.9%)
*     Arrow Electronics, Inc........................................   1,011,843      71,334,932            0.7%
      Avnet, Inc....................................................   1,615,113      62,488,722            0.7%
#     Jabil Circuit, Inc............................................   1,475,340      42,814,367            0.5%
      Marvell Technology Group, Ltd.................................   2,487,280      37,358,946            0.4%
#*    Tech Data Corp................................................     386,025      36,923,291            0.4%
      Other Securities..............................................                 988,439,992           10.1%
                                                                                 ---------------          ------
Total Information Technology........................................               1,239,360,250           12.8%
                                                                                 ---------------          ------
Materials -- (4.6%)
#     Olin Corp.....................................................   1,184,056      38,043,719            0.4%
      Reliance Steel & Aluminum Co..................................     819,428      64,587,315            0.7%
      Other Securities..............................................                 418,794,429            4.3%
                                                                                 ---------------          ------
Total Materials.....................................................                 521,425,463            5.4%
                                                                                 ---------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                  47,519,465            0.5%
                                                                                 ---------------          ------
Telecommunication Services -- (0.8%)
      Other Securities..............................................                  85,250,957            0.9%
                                                                                 ---------------          ------
Utilities -- (0.4%)
      Other Securities..............................................                  43,544,804            0.5%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................               9,541,382,729           98.9%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................               9,541,382,729
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.2%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 134,136,158     134,136,158            1.4%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (15.0%)
(S)@  DFA Short Term Investment Fund................................ 147,224,651   1,703,830,892           17.6%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $9,616,092,312)...........................................               $11,379,349,779          117.9%
                                                                                 ===============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------------------
                                       LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    -------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $1,423,271,725 $    1,242,761   --    $ 1,424,514,486
 Consumer Staples..................    251,338,368             --   --        251,338,368
 Energy............................    813,272,234             --   --        813,272,234
 Financials........................  2,529,762,503             --   --      2,529,762,503
 Health Care.......................    486,437,667             --   --        486,437,667
 Industrials.......................  2,098,956,532             --   --      2,098,956,532
 Information Technology............  1,239,360,250             --   --      1,239,360,250
 Materials.........................    521,425,463             --   --        521,425,463
 Real Estate.......................     47,519,465             --   --         47,519,465
 Telecommunication Services........     85,250,957             --   --         85,250,957
 Utilities.........................     43,544,804             --   --         43,544,804
Temporary Cash Investments.........    134,136,158             --   --        134,136,158
Securities Lending Collateral......             --  1,703,830,892   --      1,703,830,892
Futures Contracts**................        517,857             --   --            517,857
                                    -------------- --------------   --    ---------------
TOTAL.............................. $9,674,793,983 $1,705,073,653   --    $11,379,867,636
                                    ============== ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                              PERCENTAGE
                                                    SHARES       VALUE+     OF NET ASSETS**
                                                    ------       ------     ---------------
COMMON STOCKS -- (87.5%)
Consumer Discretionary -- (13.4%)
#   Aaron's, Inc.................................  2,630,659 $   94,545,884            0.7%
#   DeVry Education Group, Inc...................  2,279,058     86,262,345            0.6%
#   Marriott Vacations Worldwide Corp............    735,327     81,018,329            0.6%
#*  TRI Pointe Group, Inc........................  5,761,788     71,734,261            0.5%
    Other Securities.............................             1,828,925,138           12.7%
                                                             --------------           -----
Total Consumer Discretionary.....................             2,162,485,957           15.1%
                                                             --------------           -----
Consumer Staples -- (4.1%)
#*  Darling Ingredients, Inc.....................  6,016,808     91,034,305            0.6%
#   Fresh Del Monte Produce, Inc.................  1,805,623    110,684,690            0.8%
#   Seaboard Corp................................     18,363     77,749,126            0.5%
#   Universal Corp...............................    835,660     61,379,227            0.4%
    Other Securities.............................               325,566,472            2.3%
                                                             --------------           -----
Total Consumer Staples...........................               666,413,820            4.6%
                                                             --------------           -----
Energy -- (8.2%)
#   Nabors Industries, Ltd.......................  6,698,859     69,266,202            0.5%
#*  Oasis Petroleum, Inc.........................  7,863,821     93,894,023            0.7%
#   Patterson-UTI Energy, Inc....................  3,900,459     84,425,435            0.6%
#   PBF Energy, Inc. Class A.....................  3,373,654     75,299,957            0.5%
#*  Rowan Cos. P.L.C. Class A....................  4,891,454     68,822,758            0.5%
*   Whiting Petroleum Corp....................... 11,805,777     97,987,949            0.7%
    Other Securities.............................               838,435,433            5.8%
                                                             --------------           -----
Total Energy.....................................             1,328,131,757            9.3%
                                                             --------------           -----
Financials -- (23.7%)
#   American Equity Investment Life Holding Co...  3,211,831     76,184,631            0.5%
    Argo Group International Holdings, Ltd.......  1,082,821     71,412,045            0.5%
    Aspen Insurance Holdings, Ltd................  1,997,554    104,571,952            0.7%
#   Associated Banc-Corp.........................  4,440,682    110,572,982            0.8%
    CNO Financial Group, Inc.....................  4,510,009     95,025,890            0.7%
#   Fulton Financial Corp........................  5,522,644    101,892,782            0.7%
#   Hancock Holding Co...........................  2,234,490    104,350,683            0.7%
    Hanover Insurance Group, Inc. (The)..........  1,198,891    105,826,109            0.8%
    Iberiabank Corp..............................  1,066,802     84,650,739            0.6%
    Kemper Corp..................................  1,702,554     66,995,500            0.5%
#   MB Financial, Inc............................  1,998,996     84,977,320            0.6%
#   Old National Bancorp.........................  3,969,135     66,681,468            0.5%
#   Selective Insurance Group, Inc...............  1,755,082     92,668,330            0.7%
#   Washington Federal, Inc......................  2,995,613    100,952,158            0.7%
    Wintrust Financial Corp......................  1,581,628    112,074,160            0.8%
    Other Securities.............................             2,450,653,747           17.0%
                                                             --------------           -----
Total Financials.................................             3,829,490,496           26.8%
                                                             --------------           -----
Health Care -- (3.9%)
#*  LifePoint Health, Inc........................  1,220,067     75,827,164            0.5%
    Other Securities.............................               563,126,487            4.0%
                                                             --------------           -----
Total Health Care................................               638,953,651            4.5%
                                                             --------------           -----
Industrials -- (15.7%)
#   Aircastle, Ltd...............................  2,623,128     61,958,283            0.4%
#*  DigitalGlobe, Inc............................  2,340,325     75,358,465            0.5%
#*  Esterline Technologies Corp..................  1,083,684     99,102,902            0.7%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
#     GATX Corp.....................................................   1,651,625 $    98,932,337            0.7%
      SkyWest, Inc..................................................   1,687,220      62,764,584            0.4%
#     Terex Corp....................................................   2,506,053      87,661,734            0.6%
*     WESCO International, Inc......................................   1,329,218      81,015,837            0.6%
      Other Securities..............................................               1,972,083,511           13.9%
                                                                                 ---------------          ------
Total Industrials...................................................               2,538,877,653           17.8%
                                                                                 ---------------          ------
Information Technology -- (12.4%)
*     CACI International, Inc. Class A..............................     849,691     100,263,538            0.7%
#     Convergys Corp................................................   3,776,945      85,019,032            0.6%
#*    Cree, Inc.....................................................   3,027,240      66,236,011            0.5%
#     MKS Instruments, Inc..........................................   1,201,698      94,032,868            0.7%
#*    Sanmina Corp..................................................   2,606,192      97,080,652            0.7%
#     SYNNEX Corp...................................................     847,108      91,851,920            0.7%
#*    Tech Data Corp................................................   1,054,751     100,886,933            0.7%
#     Vishay Intertechnology, Inc...................................   4,923,147      80,493,453            0.6%
      Other Securities..............................................               1,282,645,960            8.8%
                                                                                 ---------------          ------
Total Information Technology........................................               1,998,510,367           14.0%
                                                                                 ---------------          ------
Materials -- (5.1%)
#     Carpenter Technology Corp.....................................   1,553,161      63,058,337            0.4%
#     Commercial Metals Co..........................................   4,169,164      77,713,217            0.5%
      Domtar Corp...................................................   2,221,439      88,080,056            0.6%
#     Hecla Mining Co...............................................  12,535,408      68,317,974            0.5%
      Other Securities..............................................                 532,835,962            3.8%
                                                                                 ---------------          ------
Total Materials.....................................................                 830,005,546            5.8%
                                                                                 ---------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                  27,093,537            0.2%
                                                                                 ---------------          ------
Telecommunication Services -- (0.8%)
      Telephone & Data Systems, Inc.................................   2,493,615      68,474,668            0.5%
      Other Securities..............................................                  57,602,565            0.4%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 126,077,233            0.9%
                                                                                 ---------------          ------
Utilities -- (0.0%)
      Other Securities..............................................                   6,919,066            0.0%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              14,152,959,083           99.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              14,152,959,083
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 126,007,973     126,007,973            0.9%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund................................ 164,232,188   1,900,659,111           13.3%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,611,886,187)..........................................               $16,179,626,167          113.2%
                                                                                 ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 2,161,413,947 $    1,072,010   --    $ 2,162,485,957
 Consumer Staples..................     666,413,820             --   --        666,413,820
 Energy............................   1,328,131,757             --   --      1,328,131,757
 Financials........................   3,829,490,496             --   --      3,829,490,496
 Health Care.......................     638,953,651             --   --        638,953,651
 Industrials.......................   2,538,877,653             --   --      2,538,877,653
 Information Technology............   1,998,510,367             --   --      1,998,510,367
 Materials.........................     830,005,546             --   --        830,005,546
 Real Estate.......................      27,093,537             --   --         27,093,537
 Telecommunication Services........     126,077,233             --   --        126,077,233
 Utilities.........................       6,919,066             --   --          6,919,066
Temporary Cash Investments.........     126,007,973             --   --        126,007,973
Securities Lending Collateral......              --  1,900,659,111   --      1,900,659,111
Futures Contracts**................       1,189,504             --   --          1,189,504
                                    --------------- --------------   --    ---------------
TOTAL.............................. $14,279,084,550 $1,901,731,121   --    $16,180,815,671
                                    =============== ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                   PERCENTAGE
                                         SHARES       VALUE+     OF NET ASSETS**
                                         ------       ------     ---------------
COMMON STOCKS -- (90.3%)
Consumer Discretionary -- (14.3%)
*   Amazon.com, Inc....................   284,735 $  263,377,028            1.4%
    Comcast Corp. Class A.............. 4,057,379    159,008,683            0.9%
    Home Depot, Inc. (The).............   852,036    133,002,820            0.7%
    McDonald's Corp....................   527,922     73,872,125            0.4%
    Starbucks Corp..................... 1,007,502     60,510,570            0.3%
    Walt Disney Co. (The)..............   910,925    105,302,930            0.6%
    Other Securities...................            2,087,736,478           11.4%
                                                  --------------           -----
Total Consumer Discretionary...........            2,882,810,634           15.7%
                                                  --------------           -----
Consumer Staples -- (7.2%)
    Altria Group, Inc.................. 1,353,494     97,153,799            0.5%
    Coca-Cola Co. (The)................ 2,498,932    107,828,916            0.6%
    CVS Health Corp....................   645,839     53,242,967            0.3%
    PepsiCo, Inc....................... 1,007,642    114,145,686            0.6%
    Philip Morris International, Inc...   687,129     76,161,378            0.4%
    Procter & Gamble Co. (The)......... 1,243,715    108,613,631            0.6%
    Wal-Mart Stores, Inc............... 1,321,553     99,354,355            0.5%
    Other Securities...................              789,902,551            4.4%
                                                  --------------           -----
Total Consumer Staples.................            1,446,403,283            7.9%
                                                  --------------           -----
Energy -- (4.4%)
    Chevron Corp.......................   925,612     98,762,800            0.6%
    Exxon Mobil Corp................... 1,701,638    138,938,743            0.8%
    Other Securities...................              646,170,976            3.4%
                                                  --------------           -----
Total Energy...........................              883,872,519            4.8%
                                                  --------------           -----
Financials -- (14.0%)
    Bank of America Corp............... 5,599,136    130,683,834            0.7%
*   Berkshire Hathaway, Inc. Class B...   930,687    153,758,799            0.9%
    Citigroup, Inc..................... 1,581,065     93,472,563            0.5%
    JPMorgan Chase & Co................ 2,148,927    186,956,649            1.0%
    Wells Fargo & Co................... 2,909,420    156,643,173            0.9%
    Other Securities...................            2,105,877,671           11.4%
                                                  --------------           -----
Total Financials.......................            2,827,392,689           15.4%
                                                  --------------           -----
Health Care -- (10.4%)
    AbbVie, Inc........................ 1,092,274     72,024,548            0.4%
    Amgen, Inc.........................   349,369     57,058,945            0.3%
*   Celgene Corp.......................   544,650     67,563,832            0.4%
    Gilead Sciences, Inc...............   809,650     55,501,507            0.3%
    Johnson & Johnson.................. 1,287,481    158,965,279            0.9%
    Merck & Co., Inc................... 1,335,662     83,251,812            0.5%
    Pfizer, Inc........................ 3,582,107    121,505,069            0.7%
    UnitedHealth Group, Inc............   598,591    104,681,594            0.6%
    Other Securities...................            1,366,312,205            7.3%
                                                  --------------           -----
Total Health Care......................            2,086,864,791           11.4%
                                                  --------------           -----
Industrials -- (12.3%)
    3M Co..............................   417,065     81,673,839            0.5%
    Boeing Co. (The)...................   406,553     75,143,191            0.4%
    General Electric Co................ 2,874,270     83,325,087            0.5%
    Honeywell International, Inc.......   427,001     55,996,911            0.3%
    Union Pacific Corp.................   498,031     55,759,551            0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
      United Parcel Service, Inc. Class B...........................     476,456 $    51,199,962            0.3%
      United Technologies Corp......................................     532,026      63,305,774            0.4%
      Other Securities..............................................               2,010,062,083           10.8%
                                                                                 ---------------          ------
Total Industrials...................................................               2,476,466,398           13.5%
                                                                                 ---------------          ------
Information Technology -- (18.5%)
      Accenture P.L.C. Class A......................................     431,332      52,320,572            0.3%
*     Alphabet, Inc. Class A........................................     108,011      99,858,330            0.6%
*     Alphabet, Inc. Class C........................................     113,508     102,833,708            0.6%
      Apple, Inc....................................................   3,766,502     541,058,012            3.0%
      Cisco Systems, Inc............................................   2,849,851      97,094,424            0.5%
*     Facebook, Inc. Class A........................................   1,117,863     167,958,916            0.9%
      Intel Corp....................................................   3,555,626     128,535,880            0.7%
      International Business Machines Corp..........................     633,170     101,490,819            0.6%
      Mastercard, Inc. Class A......................................     674,690      78,479,941            0.4%
      Microsoft Corp................................................   4,408,179     301,783,934            1.7%
      Oracle Corp...................................................   1,459,376      65,613,545            0.4%
      Texas Instruments, Inc........................................     682,286      54,023,405            0.3%
#     Visa, Inc. Class A............................................   1,083,518      98,838,512            0.5%
      Other Securities..............................................               1,832,740,366            9.8%
                                                                                 ---------------          ------
Total Information Technology........................................               3,722,630,364           20.3%
                                                                                 ---------------          ------
Materials -- (4.1%)
      Other Securities..............................................                 826,133,600            4.5%
                                                                                 ---------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                  60,949,410            0.3%
                                                                                 ---------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc.....................................................   5,343,722     211,771,703            1.2%
      Verizon Communications, Inc...................................   2,848,582     130,778,400            0.7%
      Other Securities..............................................                  94,451,861            0.5%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 437,001,964            2.4%
                                                                                 ---------------          ------
Utilities -- (2.6%)
      Other Securities..............................................                 526,870,407            2.9%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              18,177,396,059           99.1%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     286,870            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              18,177,682,929
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.7%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 140,211,829     140,211,829            0.8%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.0%)
(S)@  DFA Short Term Investment Fund................................ 156,034,311   1,805,785,077            9.8%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $14,584,804,362)..........................................               $20,123,679,835          109.7%
                                                                                 ===============          ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 2,882,744,962 $       65,672   --    $ 2,882,810,634
 Consumer Staples..................   1,446,403,283             --   --      1,446,403,283
 Energy............................     883,872,519             --   --        883,872,519
 Financials........................   2,827,392,689             --   --      2,827,392,689
 Health Care.......................   2,086,864,791             --   --      2,086,864,791
 Industrials.......................   2,476,466,398             --   --      2,476,466,398
 Information Technology............   3,722,630,364             --   --      3,722,630,364
 Materials.........................     826,133,600             --   --        826,133,600
 Real Estate.......................      60,949,410             --   --         60,949,410
 Telecommunication Services........     437,001,964             --   --        437,001,964
 Utilities.........................     526,870,407             --   --        526,870,407
Rights/Warrants....................              --        286,870   --            286,870
Temporary Cash Investments.........     140,211,829             --   --        140,211,829
Securities Lending Collateral......              --  1,805,785,077   --      1,805,785,077
Futures Contracts**................         328,629             --   --            328,629
                                    --------------- --------------   --    ---------------
TOTAL.............................. $18,317,870,845 $1,806,137,619   --    $20,124,008,464
                                    =============== ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                   PERCENTAGE
                                         SHARES       VALUE+     OF NET ASSETS**
                                         ------       ------     ---------------
COMMON STOCKS -- (89.8%)
Consumer Discretionary -- (13.5%)
*   Amazon.com, Inc....................   119,448 $  110,488,206            0.6%
*   Charter Communications, Inc.
     Class A...........................   203,447     70,221,767            0.4%
    Comcast Corp. Class A.............. 5,459,654    213,963,840            1.1%
    Ford Motor Co...................... 4,256,529     48,822,388            0.3%
    General Motors Co.................. 1,628,062     56,396,068            0.3%
    Home Depot, Inc. (The).............   339,073     52,929,295            0.3%
    Time Warner, Inc...................   819,384     81,340,250            0.4%
    Walt Disney Co. (The)..............   949,440    109,755,264            0.6%
    Other Securities...................            2,263,239,381           10.8%
                                                  --------------           -----
Total Consumer Discretionary...........            3,007,156,459           14.8%
                                                  --------------           -----
Consumer Staples -- (6.2%)
    Coca-Cola Co. (The)................ 1,420,248     61,283,701            0.3%
    CVS Health Corp....................   951,257     78,421,627            0.4%
    PepsiCo, Inc.......................   441,915     50,060,131            0.3%
    Procter & Gamble Co. (The)......... 1,360,960    118,852,637            0.6%
    Wal-Mart Stores, Inc............... 1,850,588    139,127,206            0.7%
    Walgreens Boots Alliance, Inc......   825,718     71,457,636            0.4%
    Other Securities...................              854,738,027            4.1%
                                                  --------------           -----
Total Consumer Staples.................            1,373,940,965            6.8%
                                                  --------------           -----
Energy -- (5.2%)
    Chevron Corp....................... 1,234,214    131,690,634            0.7%
    Exxon Mobil Corp................... 1,978,605    161,553,098            0.8%
    Other Securities...................              860,795,876            4.2%
                                                  --------------           -----
Total Energy...........................            1,154,039,608            5.7%
                                                  --------------           -----
Financials -- (16.7%)
    American Express Co................   831,568     65,901,764            0.3%
    Bank of America Corp............... 6,518,226    152,135,395            0.8%
*   Berkshire Hathaway, Inc. Class B...   456,755     75,460,494            0.4%
    Citigroup, Inc..................... 1,745,438    103,190,295            0.5%
    Goldman Sachs Group, Inc. (The)....   282,295     63,177,621            0.3%
    JPMorgan Chase & Co................ 2,916,097    253,700,439            1.3%
    U.S. Bancorp....................... 1,202,817     61,680,456            0.3%
    Wells Fargo & Co................... 4,176,562    224,866,098            1.1%
    Other Securities...................            2,738,205,713           13.4%
                                                  --------------           -----
Total Financials.......................            3,738,318,275           18.4%
                                                  --------------           -----
Health Care -- (9.8%)
    Abbott Laboratories................ 1,267,250     55,302,790            0.3%
    Allergan P.L.C.....................   211,621     51,605,897            0.3%
    Amgen, Inc.........................   327,896     53,551,975            0.3%
    Johnson & Johnson.................. 1,239,975    153,099,713            0.8%
    Medtronic P.L.C....................   642,842     53,413,742            0.3%
    Merck & Co., Inc................... 1,222,425     76,193,750            0.4%
    Pfizer, Inc........................ 4,993,637    169,384,167            0.8%
    UnitedHealth Group, Inc............   617,082    107,915,300            0.5%
    Other Securities...................            1,464,069,534            7.1%
                                                  --------------           -----
Total Health Care......................            2,184,536,868           10.8%
                                                  --------------           -----

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (12.9%)
      CSX Corp......................................................     987,114 $    50,184,876            0.3%
      Delta Air Lines, Inc..........................................   1,137,994      51,710,447            0.3%
      General Electric Co...........................................   3,181,174      92,222,234            0.5%
      Union Pacific Corp............................................     671,012      75,126,504            0.4%
      United Technologies Corp......................................     592,959      70,556,191            0.4%
      Other Securities..............................................               2,533,390,439           12.3%
                                                                                 ---------------          ------
Total Industrials...................................................               2,873,190,691           14.2%
                                                                                 ---------------          ------
Information Technology -- (16.8%)
*     Alphabet, Inc. Class A........................................      95,859      88,623,563            0.4%
*     Alphabet, Inc. Class C........................................     100,541      91,086,124            0.5%
      Apple, Inc....................................................   3,188,839     458,076,722            2.3%
      Cisco Systems, Inc............................................   4,695,731     159,983,555            0.8%
*     Facebook, Inc. Class A........................................     583,793      87,714,898            0.4%
      Intel Corp....................................................   5,141,165     185,853,115            0.9%
      Microsoft Corp................................................   3,539,615     242,322,043            1.2%
      Oracle Corp...................................................   1,400,777      62,978,934            0.3%
      QUALCOMM, Inc.................................................   1,310,728      70,438,523            0.4%
#     Visa, Inc. Class A............................................     643,473      58,697,607            0.3%
      Other Securities..............................................               2,248,556,129           11.0%
                                                                                 ---------------          ------
Total Information Technology........................................               3,754,331,213           18.5%
                                                                                 ---------------          ------
Materials -- (4.3%)
      Dow Chemical Co. (The)........................................     878,752      55,185,626            0.3%
      Other Securities..............................................                 913,043,000            4.5%
                                                                                 ---------------          ------
Total Materials.....................................................                 968,228,626            4.8%
                                                                                 ---------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                  79,231,879            0.4%
                                                                                 ---------------          ------
Telecommunication Services -- (2.3%)
      AT&T, Inc.....................................................   7,593,543     300,932,109            1.5%
      Verizon Communications, Inc...................................   1,954,061      89,710,941            0.5%
      Other Securities..............................................                 131,346,600            0.6%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 521,989,650            2.6%
                                                                                 ---------------          ------
Utilities -- (1.7%)
      Other Securities..............................................                 381,026,785            1.9%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              20,035,991,019           98.9%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     312,987            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              20,036,304,006
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 229,150,804     229,150,804            1.1%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@  DFA Short Term Investment Fund................................ 177,643,414   2,055,867,234           10.2%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,787,650,725)..........................................               $22,321,322,044          110.2%
                                                                                 ===============          ======

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 3,006,972,559 $      183,900   --    $ 3,007,156,459
 Consumer Staples..................   1,373,940,965             --   --      1,373,940,965
 Energy............................   1,154,039,608             --   --      1,154,039,608
 Financials........................   3,738,318,275             --   --      3,738,318,275
 Health Care.......................   2,184,536,868             --   --      2,184,536,868
 Industrials.......................   2,873,190,691             --   --      2,873,190,691
 Information Technology............   3,754,331,213             --   --      3,754,331,213
 Materials.........................     968,228,626             --   --        968,228,626
 Real Estate.......................      79,231,879             --   --         79,231,879
 Telecommunication Services........     521,989,650             --   --        521,989,650
 Utilities.........................     381,026,785             --   --        381,026,785
Rights/Warrants....................              --        312,987   --            312,987
Temporary Cash Investments.........     229,150,804             --   --        229,150,804
Securities Lending Collateral......              --  2,055,867,234   --      2,055,867,234
Futures Contracts**................       1,280,785             --   --          1,280,785
                                    --------------- --------------   --    ---------------
TOTAL.............................. $20,266,238,708 $2,056,364,121   --    $22,322,602,829
                                    =============== ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)


                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS**
                                              ------       ------     ---------------
COMMON STOCKS -- (86.1%)
Consumer Discretionary -- (12.6%)
*   Charter Communications, Inc. Class A....    37,711 $   13,016,329            0.3%
    Comcast Corp. Class A...................   530,175     20,777,558            0.5%
    Ford Motor Co........................... 1,060,195     12,160,437            0.3%
    General Motors Co.......................   390,610     13,530,730            0.3%
    Goodyear Tire & Rubber Co. (The)........   241,087      8,734,582            0.2%
    Time Warner, Inc........................    94,912      9,421,914            0.2%
    Walt Disney Co. (The)...................   118,253     13,670,047            0.3%
    Other Securities........................              550,500,954           12.3%
                                                       --------------           -----
Total Consumer Discretionary................              641,812,551           14.4%
                                                       --------------           -----
Consumer Staples -- (4.0%)
    CVS Health Corp.........................   102,304      8,433,942            0.2%
    Procter & Gamble Co. (The)..............   103,497      9,038,393            0.2%
    Wal-Mart Stores, Inc....................   198,213     14,901,653            0.3%
    Walgreens Boots Alliance, Inc...........    96,800      8,377,072            0.2%
    Other Securities........................              161,592,087            3.7%
                                                       --------------           -----
Total Consumer Staples......................              202,343,147            4.6%
                                                       --------------           -----
Energy -- (6.1%)
    Chevron Corp............................   222,498     23,740,537            0.5%
    Exxon Mobil Corp........................   296,620     24,219,023            0.6%
#   Tesoro Corp.............................   121,066      9,650,171            0.2%
    Valero Energy Corp......................   125,201      8,089,237            0.2%
    Other Securities........................              244,718,752            5.5%
                                                       --------------           -----
Total Energy................................              310,417,720            7.0%
                                                       --------------           -----
Financials -- (20.4%)
    Bank of America Corp.................... 1,204,998     28,124,653            0.6%
    Citigroup, Inc..........................   312,527     18,476,596            0.4%
    Fifth Third Bancorp.....................   403,189      9,849,907            0.2%
    Goldman Sachs Group, Inc. (The).........    44,550      9,970,290            0.2%
#   Huntington Bancshares, Inc..............   748,332      9,623,550            0.2%
    JPMorgan Chase & Co.....................   550,713     47,912,031            1.1%
    KeyCorp.................................   482,222      8,795,729            0.2%
    Principal Financial Group, Inc..........   157,281     10,243,712            0.2%
    Regions Financial Corp..................   613,306      8,432,957            0.2%
    Wells Fargo & Co........................   846,080     45,552,947            1.0%
    Other Securities........................              843,924,088           19.1%
                                                       --------------           -----
Total Financials............................            1,040,906,460           23.4%
                                                       --------------           -----
Health Care -- (7.1%)
    Allergan P.L.C..........................    38,459      9,378,612            0.2%
    Anthem, Inc.............................    52,191      9,284,257            0.2%
    Johnson & Johnson.......................   108,631     13,412,670            0.3%
    Merck & Co., Inc........................   149,737      9,333,107            0.2%
    Pfizer, Inc.............................   602,303     20,430,118            0.5%
    UnitedHealth Group, Inc.................    78,101     13,658,303            0.3%
    Other Securities........................              288,749,532            6.5%
                                                       --------------           -----
Total Health Care...........................              364,246,599            8.2%
                                                       --------------           -----
Industrials -- (14.4%)
    General Electric Co.....................   299,460      8,681,345            0.2%
    Owens Corning...........................   129,690      7,891,636            0.2%

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Union Pacific Corp............................................     79,133 $    8,859,731            0.2%
*     United Rentals, Inc...........................................    117,421     12,876,387            0.3%
      United Technologies Corp......................................     89,909     10,698,272            0.3%
#*    XPO Logistics, Inc............................................    197,780      9,768,354            0.2%
      Other Securities..............................................               674,687,627           15.1%
                                                                                --------------          ------
Total Industrials...................................................               733,463,352           16.5%
                                                                                --------------          ------
Information Technology -- (13.3%)
*     Alphabet, Inc. Class A........................................     10,302      9,524,405            0.2%
*     Alphabet, Inc. Class C........................................     10,827      9,808,829            0.2%
      Apple, Inc....................................................    329,973     47,400,621            1.1%
      Cisco Systems, Inc............................................    479,871     16,349,205            0.4%
      Intel Corp....................................................    578,019     20,895,387            0.5%
      Jabil Circuit, Inc............................................    302,067      8,765,984            0.2%
*     Micron Technology, Inc........................................    650,355     17,995,323            0.4%
      Microsoft Corp................................................    278,222     19,047,078            0.4%
#     Visa, Inc. Class A............................................    116,012     10,582,615            0.2%
      Western Digital Corp..........................................    113,626     10,120,668            0.2%
      Other Securities..............................................               507,044,176           11.4%
                                                                                --------------          ------
Total Information Technology........................................               677,534,291           15.2%
                                                                                --------------          ------
Materials -- (4.7%)
      Other Securities..............................................               239,103,797            5.4%
                                                                                --------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                17,279,091            0.4%
                                                                                --------------          ------
Telecommunication Services -- (2.3%)
      AT&T, Inc.....................................................  1,501,915     59,520,891            1.4%
#     CenturyLink, Inc..............................................    526,869     13,524,727            0.3%
      Verizon Communications, Inc...................................    259,639     11,920,026            0.3%
      Other Securities..............................................                34,415,828            0.7%
                                                                                --------------          ------
Total Telecommunication Services....................................               119,381,472            2.7%
                                                                                --------------          ------
Utilities -- (0.9%)
      Other Securities..............................................                47,896,602            1.1%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             4,394,385,082           98.9%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    61,222            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             4,394,446,304
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 45,293,421     45,293,421            1.0%
                                                                                --------------          ------
SECURITIES LENDING COLLATERAL -- (13.0%)
(S)@  DFA Short Term Investment Fund................................ 57,408,502    664,388,590           15.0%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,682,199,124)...........................................              $5,104,128,315          114.9%
                                                                                ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary............ $  641,738,783 $     73,768   --    $  641,812,551
 Consumer Staples..................    202,343,147           --   --       202,343,147
 Energy............................    310,417,720           --   --       310,417,720
 Financials........................  1,040,906,460           --   --     1,040,906,460
 Health Care.......................    364,246,599           --   --       364,246,599
 Industrials.......................    733,463,352           --   --       733,463,352
 Information Technology............    677,534,291           --   --       677,534,291
 Materials.........................    239,103,797           --   --       239,103,797
 Real Estate.......................     17,279,091           --   --        17,279,091
 Telecommunication Services........    119,381,472           --   --       119,381,472
 Utilities.........................     47,896,602           --   --        47,896,602
Rights/Warrants....................             --       61,222   --            61,222
Temporary Cash Investments.........     45,293,421           --   --        45,293,421
Securities Lending Collateral......             --  664,388,590   --       664,388,590
Futures Contracts**................        290,316           --   --           290,316
                                    -------------- ------------   --    --------------
TOTAL.............................. $4,439,895,051 $664,523,580   --    $5,104,418,631
                                    ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                    PERCENTAGE
                                          SHARES       VALUE+     OF NET ASSETS**
                                          ------       ------     ---------------
COMMON STOCKS -- (80.6%)
Consumer Discretionary -- (12.8%)
#*  Deckers Outdoor Corp................   656,986 $   39,149,796            0.3%
#*  Grand Canyon Education, Inc.........   499,376     37,533,100            0.2%
    Jack in the Box, Inc................   398,413     40,626,174            0.3%
#   Papa John's International, Inc......   463,838     36,671,032            0.2%
#   Tenneco, Inc........................   542,557     34,197,368            0.2%
*   Visteon Corp........................   340,599     35,064,667            0.2%
#   Wendy's Co. (The)................... 2,743,838     40,444,172            0.3%
    Other Securities....................            2,207,934,857           14.0%
                                                   --------------           -----
Total Consumer Discretionary............            2,471,621,166           15.7%
                                                   --------------           -----

Consumer Staples -- (3.4%)
#   Sanderson Farms, Inc................   381,768     44,201,099            0.3%
    Other Securities....................              617,491,672            3.9%
                                                   --------------           -----
Total Consumer Staples..................              661,692,771            4.2%
                                                   --------------           -----

Energy -- (3.6%)
    Other Securities....................              687,429,522            4.4%
                                                   --------------           -----

Financials -- (17.4%)
    Associated Banc-Corp................ 1,434,291     35,713,846            0.2%
#   BancorpSouth, Inc................... 1,310,621     39,908,409            0.3%
    BGC Partners, Inc. Class A.......... 3,104,312     35,327,071            0.2%
    Cathay General Bancorp.............. 1,123,773     42,759,563            0.3%
    Evercore Partners, Inc. Class A.....   512,710     37,812,362            0.2%
    FNB Corp............................ 3,227,757     45,963,260            0.3%
#   Fulton Financial Corp............... 2,124,462     39,196,324            0.3%
    Hancock Holding Co..................   781,269     36,485,262            0.2%
#   Mercury General Corp................   593,604     36,500,710            0.2%
#   Pinnacle Financial Partners, Inc....   528,359     33,814,976            0.2%
#   Primerica, Inc......................   596,328     49,972,286            0.3%
    PrivateBancorp, Inc.................   706,570     40,818,549            0.3%
    ProAssurance Corp...................   648,045     40,113,985            0.3%
#   Selective Insurance Group, Inc......   718,693     37,946,990            0.2%
#   Sterling Bancorp.................... 1,887,128     43,875,726            0.3%
    TCF Financial Corp.................. 2,136,334     35,270,874            0.2%
#*  Texas Capital Bancshares, Inc.......   524,404     39,907,144            0.3%
#   UMB Financial Corp..................   496,964     36,024,920            0.2%
#   United Bankshares, Inc..............   913,459     36,447,012            0.2%
#   Valley National Bancorp............. 3,472,172     40,832,743            0.3%
#   Wintrust Financial Corp.............   515,201     36,507,143            0.2%
    Other Securities....................            2,540,370,172           16.2%
                                                   --------------           -----
Total Financials........................            3,361,569,327           21.4%
                                                   --------------           -----

Health Care -- (6.6%)
#   Chemed Corp.........................   168,025     33,836,874            0.2%
#*  Integra LifeSciences Holdings Corp..   771,372     35,459,971            0.2%
*   Masimo Corp.........................   391,510     40,223,737            0.3%
#*  NuVasive, Inc.......................   476,938     34,582,774            0.2%
    Other Securities....................            1,135,892,970            7.2%
                                                   --------------           -----
Total Health Care.......................            1,279,996,326            8.1%
                                                   --------------           -----

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                             PERCENTAGE
                                                                 SHARES        VALUE+      OF NET ASSETS**
                                                                 ------        ------      ---------------
Industrials -- (15.6%)
*     Beacon Roofing Supply, Inc..............................     682,180 $    33,815,663            0.2%
#*    Dycom Industries, Inc...................................     329,337      34,797,747            0.2%
      EMCOR Group, Inc........................................     527,088      34,650,765            0.2%
      EnerSys.................................................     433,616      36,037,826            0.2%
      Kennametal, Inc.........................................     850,849      35,378,301            0.2%
*     MasTec, Inc.............................................     933,917      41,232,436            0.3%
#     Timken Co. (The)........................................     810,462      39,104,791            0.3%
      Valmont Industries, Inc.................................     238,545      36,342,331            0.2%
      Other Securities........................................               2,710,307,991           17.3%
                                                                           ---------------          ------
Total Industrials.............................................               3,001,667,851           19.1%
                                                                           ---------------          ------

Information Technology -- (12.2%)
#     Belden, Inc.............................................     500,667      34,896,490            0.2%
#*    Cirrus Logic, Inc.......................................     662,556      42,635,479            0.3%
#*    Coherent, Inc...........................................     276,406      59,593,134            0.4%
*     Entegris, Inc...........................................   1,400,987      34,744,478            0.2%
      MKS Instruments, Inc....................................     528,185      41,330,476            0.3%
      Other Securities........................................               2,133,473,902           13.5%
                                                                           ---------------          ------
Total Information Technology..................................               2,346,673,959           14.9%
                                                                           ---------------          ------

Materials -- (4.4%)
*     Louisiana-Pacific Corp..................................   1,719,416      44,257,768            0.3%
      Other Securities........................................                 799,578,267            5.1%
                                                                           ---------------          ------
Total Materials...............................................                 843,836,035            5.4%
                                                                           ---------------          ------

Real Estate -- (0.5%)
      Other Securities........................................                  96,252,837            0.6%
                                                                           ---------------          ------
Telecommunication Services -- (0.9%)
      Other Securities........................................                 165,874,639            1.1%
                                                                           ---------------          ------
Utilities -- (3.2%)
#     Black Hills Corp........................................     500,581      34,049,520            0.2%
      Southwest Gas Holdings, Inc.............................     430,070      36,022,663            0.2%
#     WGL Holdings, Inc.......................................     421,322      34,742,212            0.2%
      Other Securities........................................                 523,186,006            3.4%
                                                                           ---------------          ------
Total Utilities                                                                628,000,401            4.0%
                                                                           ---------------          ------
TOTAL COMMON STOCKS...........................................              15,544,614,834           98.9%
                                                                           ---------------          ------
TOTAL INVESTMENT SECURITIES...................................              15,544,614,834
                                                                           ---------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional U.S. Government Money Market
       Fund, 0.680%........................................... 211,738,229     211,738,229            1.3%
                                                                           ---------------          ------
SECURITIES LENDING COLLATERAL -- (18.3%)
(S)@  DFA Short Term Investment Fund.......................... 304,056,330   3,518,843,904           22.4%
                                                                           ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,605,036,262)....................................               $19,275,196,967          122.6%
                                                                           ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 2,471,052,761 $      568,405   --    $ 2,471,621,166
 Consumer Staples..................     661,692,771             --   --        661,692,771
 Energy............................     687,425,053          4,469   --        687,429,522
 Financials........................   3,361,569,327             --   --      3,361,569,327
 Health Care.......................   1,279,996,326             --   --      1,279,996,326
 Industrials.......................   3,001,667,851             --   --      3,001,667,851
 Information Technology............   2,346,673,959             --   --      2,346,673,959
 Materials.........................     843,836,035             --   --        843,836,035
 Real Estate.......................      96,252,837             --   --         96,252,837
 Telecommunication Services........     165,874,639             --   --        165,874,639
 Utilities.........................     628,000,401             --   --        628,000,401
Temporary Cash Investments.........     211,738,229             --   --        211,738,229
Securities Lending Collateral......              --  3,518,843,904   --      3,518,843,904
Futures Contracts**................       2,410,255             --   --          2,410,255
                                    --------------- --------------   --    ---------------
TOTAL.............................. $15,758,190,444 $3,519,416,778   --    $19,277,607,222
                                    =============== ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                           PERCENTAGE
                                                  SHARES      VALUE+     OF NET ASSETS**
                                                  ------      ------     ---------------
COMMON STOCKS -- (85.2%)
Consumer Discretionary -- (13.2%)
*   American Axle & Manufacturing Holdings, Inc.. 826,992 $   14,546,789            0.3%
#   Bob Evans Farms, Inc......................... 234,571     15,655,269            0.3%
    Caleres, Inc................................. 489,203     14,098,830            0.3%
#   Children's Place, Inc. (The)................. 120,831     13,871,399            0.2%
#*  iRobot Corp.................................. 241,122     19,227,068            0.3%
    La-Z-Boy, Inc................................ 546,869     15,257,645            0.3%
    Nutrisystem, Inc............................. 347,024     18,548,433            0.3%
#*  Select Comfort Corp.......................... 443,759     13,712,153            0.2%
#   Sonic Corp................................... 598,492     16,087,465            0.3%
    Other Securities.............................            753,625,451           12.8%
                                                          --------------           -----
Total Consumer Discretionary.....................            894,630,502           15.3%
                                                          --------------           -----
Consumer Staples -- (2.9%)
#   Coca-Cola Bottling Co. Consolidated..........  73,233     15,515,143            0.3%
#   WD-40 Co..................................... 145,060     15,209,541            0.3%
    Other Securities.............................            163,677,122            2.7%
                                                          --------------           -----
Total Consumer Staples...........................            194,401,806            3.3%
                                                          --------------           -----
Energy -- (2.2%)
    Other Securities.............................            152,157,494            2.6%
                                                          --------------           -----
Financials -- (19.8%)
#   Ameris Bancorp............................... 359,211     16,918,838            0.3%
    Astoria Financial Corp....................... 689,448     14,057,845            0.2%
#   Boston Private Financial Holdings, Inc....... 934,943     14,585,111            0.3%
    FBL Financial Group, Inc. Class A............ 252,835     16,813,527            0.3%
#   First Financial Bancorp...................... 530,631     14,671,947            0.3%
#*  Green Dot Corp. Class A...................... 513,948     17,623,277            0.3%
    Horace Mann Educators Corp................... 408,077     15,772,176            0.3%
#   Stewart Information Services Corp............ 308,986     14,658,296            0.3%
#*  Walker & Dunlop, Inc......................... 342,436     15,358,255            0.3%
    Other Securities.............................          1,205,089,598           20.4%
                                                          --------------           -----
Total Financials.................................          1,345,548,870           23.0%
                                                          --------------           -----
Health Care -- (7.7%)
#*  Cambrex Corp................................. 265,240     15,741,994            0.3%
*   Merit Medical Systems, Inc................... 505,117     17,022,443            0.3%
#*  Omnicell, Inc................................ 390,314     16,159,000            0.3%
    Other Securities.............................            477,334,259            8.1%
                                                          --------------           -----
Total Health Care................................            526,257,696            9.0%
                                                          --------------           -----
Industrials -- (18.3%)
#   AAON, Inc.................................... 449,295     16,466,662            0.3%
#   Apogee Enterprises, Inc...................... 293,243     15,981,743            0.3%
    Brink's Co. (The)............................ 233,711     14,349,855            0.3%
    Comfort Systems USA, Inc..................... 380,897     13,978,920            0.2%
    Exponent, Inc................................ 266,014     16,266,756            0.3%
    Forward Air Corp............................. 308,222     16,388,164            0.3%
    Insperity, Inc............................... 229,047     20,923,443            0.4%
#   Korn/Ferry International..................... 428,819     13,893,736            0.2%
#*  Meritor, Inc................................. 962,823     17,147,878            0.3%
#*  Trex Co., Inc................................ 189,783     13,890,218            0.2%
#   Wabash National Corp......................... 661,379     15,066,214            0.3%
    Other Securities.............................          1,073,642,176           18.2%
                                                          --------------           -----
Total Industrials................................          1,247,995,765           21.3%
                                                          --------------           -----

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Information Technology -- (11.9%)
#*    Advanced Energy Industries, Inc...............................    204,036 $   15,057,857            0.3%
      Cabot Microelectronics Corp...................................    275,151     21,558,081            0.4%
#*    ExlService Holdings, Inc......................................    333,971     15,933,756            0.3%
#     Methode Electronics, Inc......................................    410,752     18,299,002            0.3%
#*    OSI Systems, Inc..............................................    218,318     16,897,813            0.3%
*     Rogers Corp...................................................    149,440     15,383,354            0.3%
      Other Securities..............................................               709,261,605           12.0%
                                                                                --------------          ------
Total Information Technology........................................               812,391,468           13.9%
                                                                                --------------          ------
Materials -- (4.9%)
*     Ferro Corp....................................................    915,672     16,408,842            0.3%
*     Headwaters, Inc...............................................    771,171     18,323,023            0.3%
      Innospec, Inc.................................................    257,508     16,995,528            0.3%
#     Kaiser Aluminum Corp..........................................    167,047     14,100,437            0.2%
#     Quaker Chemical Corp..........................................    132,575     19,170,345            0.3%
      Stepan Co.....................................................    185,079     15,694,699            0.3%
      Other Securities..............................................               231,306,551            4.0%
                                                                                --------------          ------
Total Materials.....................................................               331,999,425            5.7%
                                                                                --------------          ------
Real Estate -- (0.8%)
      Other Securities..............................................                54,429,862            0.9%
                                                                                --------------          ------
Telecommunication Services -- (1.6%)
#*    General Communication, Inc. Class A...........................    439,260     16,445,894            0.3%
#     Shenandoah Telecommunications Co..............................    502,216     16,070,912            0.2%
      Other Securities..............................................                75,543,592            1.3%
                                                                                --------------          ------
Total Telecommunication Services....................................               108,060,398            1.8%
                                                                                --------------          ------
Utilities -- (1.9%)
#     American States Water Co......................................    394,734     17,573,558            0.3%
#     California Water Service Group................................    488,796     17,450,017            0.3%
      Other Securities..............................................                95,107,399            1.6%
                                                                                --------------          ------
Total Utilities.....................................................               130,130,974            2.2%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             5,798,004,260           99.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             5,798,004,260
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 54,273,730     54,273,730            0.9%
                                                                                --------------          ------
SECURITIES LENDING COLLATERAL -- (14.0%)
(S)@  DFA Short Term Investment Fund................................ 82,329,938    952,804,374           16.3%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,866,553,909)...........................................              $6,805,082,364          116.2%
                                                                                ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary............ $  894,619,023 $     11,479   --    $  894,630,502
 Consumer Staples..................    194,401,806           --   --       194,401,806
 Energy............................    152,141,002       16,492   --       152,157,494
 Financials........................  1,345,548,870           --   --     1,345,548,870
 Health Care.......................    526,257,696           --   --       526,257,696
 Industrials.......................  1,247,995,765           --   --     1,247,995,765
 Information Technology............    812,391,468           --   --       812,391,468
 Materials.........................    331,999,425           --   --       331,999,425
 Real Estate.......................     54,429,862           --   --        54,429,862
 Telecommunication Services........    108,060,398           --   --       108,060,398
 Utilities.........................    130,130,974           --   --       130,130,974
Temporary Cash Investments.........     54,273,730           --   --        54,273,730
Securities Lending Collateral......             --  952,804,374   --       952,804,374
Futures Contracts**................        721,978           --   --           721,978
                                    -------------- ------------   --    --------------
TOTAL.............................. $5,852,971,997 $952,832,345   --    $6,805,804,342
                                    ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS**
                                              ------       ------     ---------------
COMMON STOCKS -- (93.1%)
Real Estate -- (93.1%)
    Alexandria Real Estate Equities, Inc....   842,788 $   94,822,078            1.2%
    American Campus Communities, Inc........ 1,255,493     59,497,813            0.8%
#   American Homes 4 Rent Class A........... 2,072,453     47,770,042            0.6%
    Apartment Investment & Management Co.
     Class A................................ 1,491,202     65,225,176            0.8%
#   AvalonBay Communities, Inc.............. 1,306,173    247,963,882            3.1%
    Boston Properties, Inc.................. 1,485,349    188,045,183            2.4%
    Brixmor Property Group, Inc............. 2,888,376     57,045,426            0.7%
    Camden Property Trust...................   831,494     68,456,901            0.9%
    CubeSmart............................... 1,710,433     43,342,372            0.5%
    DCT Industrial Trust, Inc...............   894,750     45,238,560            0.6%
#   Digital Realty Trust, Inc............... 1,511,514    173,582,268            2.2%
    Douglas Emmett, Inc..................... 1,378,225     51,917,736            0.7%
    Duke Realty Corp........................ 3,372,012     93,505,893            1.2%
#   EPR Properties..........................   603,716     43,896,190            0.6%
    Equinix, Inc............................   729,425    304,680,823            3.9%
    Equity LifeStyle Properties, Inc........   780,714     63,167,570            0.8%
    Equity Residential...................... 3,481,321    224,823,710            2.8%
    Essex Property Trust, Inc...............   629,004    153,772,608            1.9%
#   Extra Space Storage, Inc................ 1,196,092     90,340,829            1.1%
    Federal Realty Investment Trust.........   683,759     89,497,216            1.1%
    Forest City Realty Trust, Inc. Class A.. 2,292,067     51,800,714            0.7%
    Gaming and Leisure Properties, Inc...... 1,870,000     65,076,000            0.8%
    GGP, Inc................................ 5,475,114    118,317,214            1.5%
    HCP, Inc................................ 4,450,308    139,517,156            1.8%
    Highwoods Properties, Inc...............   963,479     49,021,812            0.6%
    Hospitality Properties Trust............ 1,558,020     49,591,777            0.6%
#   Host Hotels & Resorts, Inc.............. 7,137,258    128,113,781            1.6%
    Hudson Pacific Properties, Inc.......... 1,467,570     50,425,705            0.6%
#   Iron Mountain, Inc...................... 2,379,313     82,704,920            1.0%
    Kilroy Realty Corp......................   928,148     65,462,279            0.8%
    Kimco Realty Corp....................... 4,041,002     81,991,931            1.0%
    Liberty Property Trust.................. 1,442,711     58,530,785            0.7%
#   Macerich Co. (The)...................... 1,438,568     89,809,800            1.1%
    Mid-America Apartment Communities, Inc.. 1,102,863    109,415,038            1.4%
    National Retail Properties, Inc......... 1,396,299     58,951,744            0.7%
#   Omega Healthcare Investors, Inc......... 1,865,077     61,547,541            0.8%
    Prologis, Inc........................... 5,028,044    273,575,874            3.5%
    Public Storage.......................... 1,402,330    293,619,855            3.7%
    Realty Income Corp...................... 2,484,586    144,975,593            1.8%
    Regency Centers Corp.................... 1,599,666    101,066,898            1.3%
#   Senior Housing Properties Trust......... 2,256,754     48,565,346            0.6%
    Simon Property Group, Inc............... 3,041,839    502,694,313            6.4%
#   SL Green Realty Corp....................   968,768    101,652,826            1.3%
    Sun Communities, Inc....................   661,430     55,302,162            0.7%
    UDR, Inc................................ 2,540,787     94,872,987            1.2%
    Ventas, Inc............................. 3,368,039    215,588,176            2.7%
    VEREIT, Inc............................. 9,261,049     77,514,980            1.0%
    Vornado Realty Trust.................... 1,639,064    157,743,519            2.0%
    Welltower, Inc.......................... 3,448,237    246,342,051            3.1%
#   WP Carey, Inc...........................   959,557     60,068,268            0.8%
    Other Securities........................            1,944,499,335           25.0%
                                                       --------------           -----
TOTAL COMMON STOCKS.........................            7,784,952,656           98.7%
                                                       --------------           -----

TOTAL INVESTMENT SECURITIES.................            7,784,952,656
                                                       --------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                  PERCENTAGE
                                                                       SHARES        VALUE+     OF NET ASSETS**
                                                                       ------        ------     ---------------

TEMPORARY CASH INVESTMENTS -- (1.2%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 102,157,416 $  102,157,416            1.3%
                                                                                 --------------          ------
SECURITIES LENDING COLLATERAL -- (5.7%)
(S)@  DFA Short Term Investment Fund................................  41,124,224    475,930,650            6.0%
                                                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $6,140,307,059)..............................................             $8,363,040,722          106.0%
                                                                                 ==============          ======

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                       LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                    -------------- ------------ ------- --------------
Common Stocks
 Real Estate....................... $7,784,952,656           --   --    $7,784,952,656
Temporary Cash Investments.........    102,157,416           --   --       102,157,416
Securities Lending Collateral......             -- $475,930,650   --       475,930,650
Futures Contracts**................        708,491           --   --           708,491
                                    -------------- ------------   --    --------------
TOTAL.............................. $7,887,818,563 $475,930,650   --    $8,363,749,213
                                    ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------    -------    ---------------
COMMON STOCKS -- (91.7%)
AUSTRALIA -- (5.9%)
#   Australia & New Zealand Banking Group, Ltd.. 717,809 $ 17,571,231            0.4%
    BHP Billiton, Ltd........................... 982,411   17,490,780            0.4%
#   Commonwealth Bank of Australia.............. 455,055   29,721,420            0.7%
    CSL, Ltd.................................... 127,603   12,653,120            0.3%
#   National Australia Bank, Ltd................ 626,468   15,901,096            0.4%
#   Westpac Banking Corp........................ 765,898   20,077,830            0.5%
    Other Securities............................          146,445,025            3.6%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          259,860,502            6.3%
                                                         ------------            ----

AUSTRIA -- (0.2%)
    Other Securities............................           10,834,391            0.3%
                                                         ------------            ----

BELGIUM -- (1.3%)
#   Anheuser-Busch InBev SA/NV.................. 243,093   27,413,677            0.7%
    Other Securities............................           28,911,717            0.7%
                                                         ------------            ----
TOTAL BELGIUM...................................           56,325,394            1.4%
                                                         ------------            ----

CANADA -- (7.9%)
    Royal Bank of Canada........................ 246,120   16,852,743            0.4%
    Toronto-Dominion Bank (The)................. 270,619   12,733,496            0.3%
    Other Securities............................          318,158,411            7.7%
                                                         ------------            ----
TOTAL CANADA....................................          347,744,650            8.4%
                                                         ------------            ----

DENMARK -- (1.4%)
    Novo Nordisk A.S. Class B................... 411,533   16,023,801            0.3%
    Other Securities............................           45,984,787            1.2%
                                                         ------------            ----
TOTAL DENMARK...................................           62,008,588            1.5%
                                                         ------------            ----

FINLAND -- (0.9%)
    Other Securities............................           39,223,542            0.9%
                                                         ------------            ----

FRANCE -- (8.4%)
    Air Liquide SA.............................. 107,672   12,972,988            0.3%
#   Airbus SE................................... 164,233   13,285,234            0.3%
#   AXA SA...................................... 422,810   11,280,624            0.3%
    BNP Paribas SA.............................. 283,980   20,042,508            0.5%
#   L'Oreal SA..................................  64,588   12,862,672            0.3%
#   LVMH Moet Hennessy Louis Vuitton SE.........  79,335   19,585,332            0.5%
#   Sanofi...................................... 263,467   24,895,993            0.6%
    Total SA.................................... 377,642   19,385,571            0.5%
#   Vinci SA.................................... 138,360   11,793,599            0.3%
    Other Securities............................          225,574,839            5.4%
                                                         ------------            ----
TOTAL FRANCE....................................          371,679,360            9.0%
                                                         ------------            ----

GERMANY -- (7.2%)
    Allianz SE..................................  82,245   15,657,606            0.4%
    BASF SE..................................... 241,542   23,530,764            0.6%
#   Bayer AG.................................... 196,088   24,262,568            0.6%
    Daimler AG.................................. 251,127   18,712,548            0.5%
    Deutsche Telekom AG......................... 880,657   15,447,423            0.4%
    SAP SE...................................... 193,973   19,429,491            0.5%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                            ------     -------    ---------------
GERMANY -- (Continued)
    Siemens AG............................   158,545 $ 22,742,150            0.6%
    Other Securities......................            178,341,676            4.1%
                                                     ------------           -----
TOTAL GERMANY.............................            318,124,226            7.7%
                                                     ------------           -----

HONG KONG -- (2.8%)
    AIA Group, Ltd........................ 3,116,200   21,568,576            0.5%
    Other Securities......................            100,751,521            2.5%
                                                     ------------           -----
TOTAL HONG KONG...........................            122,320,097            3.0%
                                                     ------------           -----

IRELAND -- (0.5%)
    Other Securities......................             19,995,878            0.5%
                                                     ------------           -----

ISRAEL -- (0.4%)
    Other Securities......................             19,306,272            0.5%
                                                     ------------           -----

ITALY -- (1.9%)
    Other Securities......................             82,854,156            2.0%
                                                     ------------           -----

JAPAN -- (20.8%)
    KDDI Corp.............................   524,700   13,911,922            0.4%
    SoftBank Group Corp...................   258,360   19,597,295            0.5%
    Sumitomo Mitsui Financial Group, Inc..   322,440   11,972,395            0.3%
    Toyota Motor Corp.....................   544,869   29,488,721            0.7%
    Other Securities......................            845,212,176           20.4%
                                                     ------------           -----
TOTAL JAPAN...............................            920,182,509           22.3%
                                                     ------------           -----

NETHERLANDS -- (2.8%)
    Unilever NV...........................   256,547   13,439,327            0.3%
    Other Securities......................            108,125,654            2.6%
                                                     ------------           -----
TOTAL NETHERLANDS.........................            121,564,981            2.9%
                                                     ------------           -----

NEW ZEALAND -- (0.2%)
    Other Securities......................              7,882,428            0.2%
                                                     ------------           -----

NORWAY -- (0.6%)
    Other Securities......................             27,274,883            0.7%
                                                     ------------           -----

PORTUGAL -- (0.1%)
    Other Securities......................              6,288,712            0.1%
                                                     ------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................             45,991,865            1.1%
                                                     ------------           -----

SPAIN -- (2.8%)
#   Banco Santander SA.................... 3,030,791   19,751,428            0.5%
    Other Securities......................            103,490,645            2.5%
                                                     ------------           -----
TOTAL SPAIN...............................            123,242,073            3.0%
                                                     ------------           -----

SWEDEN -- (2.6%)
    Other Securities......................            114,356,933            2.8%
                                                     ------------           -----

SWITZERLAND -- (7.0%)
    Nestle SA.............................   786,239   60,556,490            1.5%
    Novartis AG...........................   442,365   34,055,498            0.8%
    Roche Holding AG......................   184,245   48,210,336            1.2%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                 SHARES      VALUE++     OF NET ASSETS**
                                                 ------      -------     ---------------
SWITZERLAND -- (Continued)
      Other Securities........................            $  166,932,274            4.0%
                                                          --------------          ------
TOTAL SWITZERLAND.............................               309,754,598            7.5%
                                                          --------------          ------

UNITED KINGDOM -- (15.0%)
      BP P.L.C. Sponsored ADR.................    686,863     23,573,121            0.6%
      British American Tobacco P.L.C..........    344,767     23,293,590            0.6%
#     British American Tobacco P.L.C.
       Sponsored ADR..........................    175,004     11,907,272            0.3%
#     Diageo P.L.C. Sponsored ADR.............    115,851     13,604,383            0.3%
      GlaxoSmithKline P.L.C...................    566,003     11,392,420            0.3%
#     GlaxoSmithKline P.L.C. Sponsored ADR....    402,851     16,476,606            0.4%
*     Glencore P.L.C..........................  3,170,885     12,462,015            0.3%
      HSBC Holdings P.L.C.....................  1,829,707     15,088,344            0.4%
#     HSBC Holdings P.L.C. Sponsored ADR......    577,438     23,773,122            0.6%
      Reckitt Benckiser Group P.L.C...........    160,900     14,824,915            0.4%
      Royal Dutch Shell P.L.C. Class A........    468,172     12,157,688            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR,
       Class A................................    346,136     18,064,851            0.4%
#     Royal Dutch Shell P.L.C. Sponsored ADR,
       Class B................................    358,960     19,426,915            0.5%
      Unilever P.L.C. Sponsored ADR...........    254,623     13,072,345            0.3%
      Other Securities........................               433,321,688           10.3%
                                                          --------------          ------
TOTAL UNITED KINGDOM..........................               662,439,275           16.0%
                                                          --------------          ------

UNITED STATES -- (0.0%)
      Other Securities........................                    67,462            0.0%
                                                          --------------          ------
TOTAL COMMON STOCKS...........................             4,049,322,775           98.1%
                                                          --------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Other Securities........................                21,743,766            0.5%
                                                          --------------          ------
TOTAL PREFERRED STOCKS........................                21,743,766            0.5%
                                                          --------------          ------

RIGHTS/WARRANTS -- (0.0%)
                                                          --------------
TOTAL INVESTMENT SECURITIES...................             4,071,066,541
                                                          --------------

                                                             VALUE+
                                                             ------
SECURITIES LENDING COLLATERAL -- (7.8%)
(S)@  DFA Short Term Investment Fund.......... 29,622,436    342,820,452            8.3%
                                                          --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,834,337,349).......................             $4,413,886,993          106.9%
                                                          ==============          ======

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
Common Stocks
 Australia......................... $  5,457,016 $  254,403,486   --    $  259,860,502
 Austria...........................           --     10,834,391   --        10,834,391
 Belgium...........................      286,610     56,038,784   --        56,325,394
 Canada............................  347,744,650             --   --       347,744,650
 Denmark...........................    2,339,637     59,668,951   --        62,008,588
 Finland...........................    1,769,986     37,453,556   --        39,223,542
 France............................    8,861,850    362,817,510   --       371,679,360
 Germany...........................   21,726,215    296,398,011   --       318,124,226
 Hong Kong.........................      749,285    121,570,812   --       122,320,097
 Ireland...........................    4,705,728     15,290,150   --        19,995,878
 Israel............................    7,011,448     12,294,824   --        19,306,272
 Italy.............................    4,450,416     78,403,740   --        82,854,156
 Japan.............................   37,730,465    882,452,044   --       920,182,509
 Netherlands.......................   26,066,201     95,498,780   --       121,564,981
 New Zealand.......................           --      7,882,428   --         7,882,428
 Norway............................      807,018     26,467,865   --        27,274,883
 Portugal..........................           --      6,288,712   --         6,288,712
 Singapore.........................           --     45,991,865   --        45,991,865
 Spain.............................   13,388,948    109,853,125   --       123,242,073
 Sweden............................           --    114,356,933   --       114,356,933
 Switzerland.......................   26,367,747    283,386,851   --       309,754,598
 United Kingdom....................  207,151,470    455,287,805   --       662,439,275
 United States.....................           --         67,462   --            67,462
Preferred Stocks
 Germany...........................           --     21,743,766   --        21,743,766
Securities Lending Collateral......           --    342,820,452   --       342,820,452
Futures Contracts**................      581,869             --   --           581,869
                                    ------------ --------------   --    --------------
TOTAL.............................. $717,196,559 $3,697,272,303   --    $4,414,468,862
                                    ============ ==============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
COMMON STOCKS -- (90.4%)
AUSTRALIA -- (5.4%)
#   Australia & New Zealand Banking Group, Ltd.. 2,056,866 $   50,349,978            0.3%
    BHP Billiton, Ltd........................... 2,778,611     49,470,205            0.3%
#   Commonwealth Bank of Australia..............   695,403     45,419,485            0.2%
    Macquarie Group, Ltd........................   602,362     41,844,170            0.2%
#   National Australia Bank, Ltd................ 1,864,442     47,323,522            0.2%
#   Westpac Banking Corp........................ 2,102,187     55,108,322            0.3%
    Other Securities............................              948,974,676            4.4%
                                                           --------------            ----
TOTAL AUSTRALIA.................................            1,238,490,358            5.9%
                                                           --------------            ----

AUSTRIA -- (0.6%)
    Other Securities............................              132,312,880            0.6%
                                                           --------------            ----

BELGIUM -- (1.2%)
    Other Securities............................              271,326,230            1.3%
                                                           --------------            ----

CANADA -- (7.7%)
    Bank of Montreal............................   512,923     36,340,595            0.2%
#   Bank of Nova Scotia (The)...................   943,453     52,484,290            0.3%
#   Royal Bank of Canada........................   699,021     47,868,958            0.2%
    Other Securities............................            1,621,757,660            7.7%
                                                           --------------            ----
TOTAL CANADA....................................            1,758,451,503            8.4%
                                                           --------------            ----

CHINA -- (0.0%)
    Other Securities............................                1,513,491            0.0%
                                                           --------------            ----

DENMARK -- (1.7%)
    Other Securities............................              388,369,799            1.9%
                                                           --------------            ----

FINLAND -- (1.6%)
    UPM-Kymmene Oyj............................. 1,573,268     41,450,374            0.2%
    Other Securities............................              323,368,827            1.5%
                                                           --------------            ----
TOTAL FINLAND                                                 364,819,201            1.7%
                                                           --------------            ----

FRANCE -- (6.7%)
    BNP Paribas SA..............................   981,305     69,257,739            0.3%
#   Cie Generale des Etablissements Michelin....   371,701     48,618,879            0.2%
    Orange SA................................... 2,984,136     46,186,477            0.2%
    Societe Generale SA.........................   754,381     41,364,717            0.2%
    Total SA.................................... 1,746,012     89,628,376            0.4%
    Other Securities............................            1,241,841,461            6.0%
                                                           --------------            ----
TOTAL FRANCE....................................            1,536,897,649            7.3%
                                                           --------------            ----

GERMANY -- (6.5%)
    Allianz SE..................................   223,516     42,552,439            0.2%
    BASF SE.....................................   772,900     75,295,092            0.4%
    Bayer AG....................................   326,759     40,430,891            0.2%
    Bayerische Motoren Werke AG.................   505,276     48,274,957            0.2%
    Daimler AG.................................. 1,216,771     90,666,819            0.4%
#   Deutsche Telekom AG......................... 3,408,551     59,788,690            0.3%
#   E.ON SE..................................... 5,371,567     41,873,432            0.2%
    Fresenius SE & Co. KGaA.....................   594,150     48,203,539            0.2%
    Other Securities............................            1,036,123,166            5.0%
                                                           --------------            ----
TOTAL GERMANY...................................            1,483,209,025            7.1%
                                                           --------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
HONG KONG -- (2.8%)
    AIA Group, Ltd........................ 6,136,600 $   42,474,079            0.2%
    CK Hutchison Holdings, Ltd............ 3,807,408     47,544,188            0.2%
    Other Securities......................              555,974,674            2.7%
                                                     --------------           -----
TOTAL HONG KONG...........................              645,992,941            3.1%
                                                     --------------           -----

IRELAND -- (0.5%)
    Other Securities......................              112,362,473            0.5%
                                                     --------------           -----

ISRAEL -- (0.7%)
    Other Securities......................              149,048,367            0.7%
                                                     --------------           -----

ITALY -- (2.6%)
    Assicurazioni Generali SpA............ 2,476,453     39,227,046            0.2%
    Other Securities......................              556,899,855            2.6%
                                                     --------------           -----
TOTAL ITALY...............................              596,126,901            2.8%
                                                     --------------           -----

JAPAN -- (21.5%)
    Hitachi, Ltd.......................... 6,497,000     35,891,817            0.2%
    Honda Motor Co., Ltd.................. 1,287,400     37,470,623            0.2%
    Mitsubishi UFJ Financial Group, Inc... 7,664,200     48,564,916            0.3%
    Sumitomo Mitsui Financial Group, Inc..   995,670     36,969,836            0.2%
    Toyota Motor Corp..................... 2,458,894    133,077,196            0.7%
#   Toyota Motor Corp. Sponsored ADR......   408,823     44,210,119            0.2%
    Other Securities......................            4,562,039,047           21.5%
                                                     --------------           -----
TOTAL JAPAN...............................            4,898,223,554           23.3%
                                                     --------------           -----

NETHERLANDS -- (2.5%)
#   Akzo Nobel NV.........................   456,161     39,896,798            0.2%
    Koninklijke Ahold Delhaize NV......... 2,136,192     44,251,745            0.2%
    Other Securities......................              483,392,166            2.3%
                                                     --------------           -----
TOTAL NETHERLANDS.........................              567,540,709            2.7%
                                                     --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities......................               79,939,369            0.4%
                                                     --------------           -----

NORWAY -- (0.8%)
    Other Securities......................              177,481,460            0.8%
                                                     --------------           -----

PORTUGAL -- (0.2%)
    Other Securities......................               53,627,665            0.3%
                                                     --------------           -----

SINGAPORE -- (1.1%)
    Other Securities......................              239,010,084            1.1%
                                                     --------------           -----

SPAIN -- (2.3%)
#   Banco Santander SA.................... 8,636,362     56,282,495            0.3%
    Iberdrola SA.......................... 6,319,526     45,429,592            0.2%
    Other Securities......................              427,022,035            2.0%
                                                     --------------           -----
TOTAL SPAIN...............................              528,734,122            2.5%
                                                     --------------           -----

SWEDEN -- (2.8%)
    Other Securities......................              628,616,755            3.0%
                                                     --------------           -----

SWITZERLAND -- (5.8%)
    Nestle SA............................. 2,417,067    186,163,615            0.9%
    Novartis AG...........................   500,288     38,514,704            0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                             PERCENTAGE
                                                 SHARES        VALUE++     OF NET ASSETS**
                                                 ------        -------     ---------------
SWITZERLAND --(Continued)
      Novartis AG Sponsored ADR...............     935,984 $    72,098,848            0.4%
      Roche Holding AG........................     169,071      44,239,842            0.2%
*     Syngenta AG.............................      92,858      43,154,212            0.2%
      Other Securities........................                 939,325,135            4.4%
                                                           ---------------          ------
TOTAL SWITZERLAND.............................               1,323,496,356            6.3%
                                                           ---------------          ------

UNITED KINGDOM -- (15.0%)
      BP P.L.C. Sponsored ADR.................   2,580,234      88,553,639            0.4%
*     Glencore P.L.C..........................   9,379,540      36,862,891            0.2%
#     HSBC Holdings P.L.C. Sponsored ADR......   2,608,732     107,401,496            0.5%
      Lloyds Banking Group P.L.C..............  47,201,041      42,411,317            0.2%
#     Rio Tinto P.L.C. Sponsored ADR..........     944,661      37,616,401            0.2%
      Royal Dutch Shell P.L.C. Sponsored ADR,
       Class A................................   1,148,264      59,927,898            0.3%
#     Royal Dutch Shell P.L.C. Sponsored ADR,
       Class B................................   1,245,058      67,382,539            0.3%
#     Vodafone Group P.L.C. Sponsored ADR.....   1,397,631      36,603,949            0.2%
      Other Securities........................               2,944,077,550           14.0%
                                                           ---------------          ------
TOTAL UNITED KINGDOM..........................               3,420,837,680           16.3%
                                                           ---------------          ------

UNITED STATES -- (0.0%)
      Other Securities........................                   1,096,180            0.0%
                                                           ---------------          ------
TOTAL COMMON STOCKS...........................              20,597,524,752           98.0%
                                                           ---------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Volkswagen AG...........................     298,637      47,407,640            0.2%
      Other Securities........................                  51,508,808            0.3%
                                                           ---------------          ------
TOTAL GERMANY.................................                  98,916,448            0.5%
                                                           ---------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities........................                      12,411            0.0%
                                                           ---------------          ------
TOTAL PREFERRED STOCKS........................                  98,928,859            0.5%
                                                           ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
ITALY -- (0.0%)
      Other Securities........................                      25,788            0.0%
                                                           ---------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities........................                   1,492,782            0.0%
                                                           ---------------          ------
TOTAL RIGHTS/WARRANTS.........................                   1,518,570            0.0%
                                                           ---------------          ------
TOTAL INVESTMENT SECURITIES...................              20,697,972,181
                                                           ---------------

                                                               VALUE+
                                                               ------
SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@  DFA Short Term Investment Fund.......... 179,696,811   2,079,631,191            9.9%
                                                           ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
      (Cost $20,359,776,803)..................             $22,777,603,372          108.4%
                                                           ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                       LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                    -------------- --------------- ------- ---------------
Common Stocks
 Australia......................... $   36,599,605 $ 1,201,890,753   --    $ 1,238,490,358
 Austria...........................         58,737     132,254,143   --        132,312,880
 Belgium...........................      7,221,705     264,104,525   --        271,326,230
 Canada............................  1,758,421,395          30,108   --      1,758,451,503
 China.............................             --       1,513,491   --          1,513,491
 Denmark...........................     23,025,546     365,344,253   --        388,369,799
 Finland...........................      4,812,269     360,006,932   --        364,819,201
 France............................     74,753,385   1,462,144,264   --      1,536,897,649
 Germany...........................     84,939,307   1,398,269,718   --      1,483,209,025
 Hong Kong.........................      1,069,708     644,923,233   --        645,992,941
 Ireland...........................     21,979,811      90,382,662   --        112,362,473
 Israel............................     25,398,528     123,649,839   --        149,048,367
 Italy.............................     14,515,421     581,611,480   --        596,126,901
 Japan.............................    107,870,081   4,790,353,473   --      4,898,223,554
 Netherlands.......................     69,358,485     498,182,224   --        567,540,709
 New Zealand.......................        159,402      79,779,967   --         79,939,369
 Norway............................     11,959,568     165,521,892   --        177,481,460
 Portugal..........................        237,810      53,389,855   --         53,627,665
 Singapore.........................             --     239,010,084   --        239,010,084
 Spain.............................     31,443,782     497,290,340   --        528,734,122
 Sweden............................      3,425,338     625,191,417   --        628,616,755
 Switzerland.......................    145,766,070   1,177,730,286   --      1,323,496,356
 United Kingdom....................    676,622,503   2,744,215,177   --      3,420,837,680
 United States.....................            112       1,096,068   --          1,096,180
Preferred Stocks
 Germany...........................             --      98,916,448   --         98,916,448
 United Kingdom....................             --          12,411   --             12,411
Rights/Warrants
 Italy.............................             --          25,788   --             25,788
 United Kingdom....................             --       1,492,782   --          1,492,782
Securities Lending Collateral......             --   2,079,631,191   --      2,079,631,191
Futures Contracts**................      1,156,615              --   --          1,156,615
                                    -------------- ---------------   --    ---------------
TOTAL.............................. $3,100,795,183 $19,677,964,804   --    $22,778,759,987
                                    ============== ===============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                 VALUE+
                                                             ---------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company.............................. $ 4,543,221,548
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company..................................   2,838,253,953
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company.......................   2,045,443,066
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company..............................   1,357,746,980
Investment in The Canadian Small Company Series of The DFA
  Investment Trust Company..................................   1,186,604,610
                                                             ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $10,153,529,078)....................... $11,971,270,157
                                                             ===============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------------
                                        LEVEL 1     LEVEL 2 LEVEL 3      TOTAL
                                    --------------- ------- ------- ---------------
Affiliated Investment Companies.... $11,971,270,157   --      --    $11,971,270,157
Futures Contracts**................       1,368,363   --      --          1,368,363
                                    ---------------   --      --    ---------------
TOTAL.............................. $11,972,638,520   --      --    $11,972,638,520
                                    ===============   ==      ==    ===============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                        GLOBAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                             SHARES    VALUE+
                                                             ------- -----------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment
  Dimensions Group Inc...................................... 154,221 $ 5,305,191
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company..............................           1,456,234
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company..............................           1,201,988
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company..................................             907,053
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company.......................             660,544
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company..............................             428,824
Investment in The Canadian Small Company Series of The DFA
  Investment Trust Company..................................             385,099
                                                                     -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
     COMPANIES (Cost $10,000,471)...........................         $10,344,933
                                                                     ===========

Summary of the Fund's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      -----------  ------- ------- -----------
  Affiliated Investment Companies.... $10,344,933    --      --    $10,344,933
                                      -----------    --      --    -----------
  TOTAL.............................. $10,344,933    --      --    $10,344,933
                                      ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                       JAPANESE SMALL COMPANY PORTFOLIO

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company.................................. $538,996,477
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $444,382,828).......................................... $538,996,477
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Asia Pacific Small Company Series of The
  DFA Investment Trust Company.............................. $282,927,979
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $286,808,761).......................................... $282,927,979
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                                               VALUE+
                                                             -----------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The United Kingdom Small Company Series
  of The DFA Investment Trust Company....................... $43,125,135
                                                             -----------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $34,523,163)........................................... $43,125,135
                                                             ===========

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                                                                VALUE+
                                                             ------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company.............................. $386,548,508
                                                             ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $296,628,007).......................................... $386,548,508
                                                             ============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                               ------     -------    ---------------
COMMON STOCKS -- (95.9%)
AUSTRALIA -- (18.3%)
    Dexus Property Group.................... 11,710,255 $ 89,418,831            1.9%
    Goodman Group........................... 21,220,425  128,844,037            2.7%
    Investa Office Fund.....................  7,519,794   26,734,530            0.6%
    Scentre Group........................... 58,558,424  188,938,843            4.0%
    Stockland............................... 29,284,761  106,284,493            2.2%
    Vicinity Centres........................ 39,802,744   85,791,549            1.8%
#   Westfield Corp.......................... 22,271,419  151,456,139            3.2%
    Other Securities........................             118,704,483            2.5%
                                                        ------------           -----
TOTAL AUSTRALIA.............................             896,172,905           18.9%
                                                        ------------           -----

BELGIUM -- (1.9%)
    Cofinimmo SA............................    245,183   29,674,025            0.6%
    Other Securities........................              64,659,786            1.4%
                                                        ------------           -----
TOTAL BELGIUM...............................              94,333,811            2.0%
                                                        ------------           -----

CANADA -- (5.1%)
    H&R REIT................................  1,684,870   28,586,202            0.6%
    RioCan REIT.............................  1,792,442   34,048,585            0.7%
    Other Securities........................             187,457,637            4.0%
                                                        ------------           -----
TOTAL CANADA................................             250,092,424            5.3%
                                                        ------------           -----

CHINA -- (0.3%)
    Other Securities........................              13,596,036            0.3%
                                                        ------------           -----

FRANCE -- (6.0%)
    Fonciere Des Regions....................    421,103   37,582,947            0.8%
#   Gecina SA...............................    456,238   64,890,000            1.4%
#   ICADE...................................    460,846   34,220,547            0.7%
#   Klepierre...............................  2,536,495   99,557,112            2.1%
    Unibail-Rodamco SE......................    154,462   37,933,182            0.8%
    Other Securities........................              20,479,117            0.4%
                                                        ------------           -----
TOTAL FRANCE................................             294,662,905            6.2%
                                                        ------------           -----

GERMANY -- (2.4%)
    GPT Group (The)......................... 21,837,047   85,777,635            1.8%
    Other Securities........................              32,396,734            0.7%
                                                        ------------           -----
TOTAL GERMANY...............................             118,174,369            2.5%
                                                        ------------           -----

GREECE -- (0.0%)
    Other Securities........................                 898,875            0.0%
                                                        ------------           -----

HONG KONG -- (4.7%)
    Link REIT............................... 25,235,805  181,394,237            3.8%
    Other Securities........................              49,640,637            1.1%
                                                        ------------           -----
TOTAL HONG KONG.............................             231,034,874            4.9%
                                                        ------------           -----

IRELAND -- (0.1%)
    Other Securities........................               5,923,985            0.1%
                                                        ------------           -----

ITALY -- (0.3%)
    Other Securities........................              13,782,924            0.3%
                                                        ------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                             SHARES      VALUE++     OF NET ASSETS**
                                             ------      -------     ---------------
JAPAN -- (21.0%)
#   Advance Residence Investment Corp.....     15,716 $   41,372,199            0.9%
    Daiwa House REIT Investment Corp......     14,803     37,424,445            0.8%
    Frontier Real Estate Investment Corp..      5,902     25,761,492            0.5%
#   GLP J-Reit............................     28,026     31,584,493            0.7%
    Japan Hotel REIT Investment Corp......     45,578     31,065,315            0.7%
    Japan Prime Realty Investment Corp....      9,848     36,973,481            0.8%
    Japan Real Estate Investment Corp.....     15,108     79,556,533            1.7%
#   Japan Retail Fund Investment Corp.....     30,552     59,685,405            1.3%
#   Kenedix Office Investment Corp........      5,365     30,397,526            0.6%
    Nippon Building Fund, Inc.............     16,267     86,510,910            1.8%
#   Nomura Real Estate Master Fund, Inc...     45,356     65,372,349            1.4%
#   Orix JREIT, Inc.......................     30,297     48,045,116            1.0%
#   United Urban Investment Corp..........     35,141     53,092,827            1.1%
    Other Securities......................               399,494,289            8.3%
                                                      --------------           -----
TOTAL JAPAN...............................             1,026,336,380           21.6%
                                                      --------------           -----

MALAYSIA -- (0.6%)
    Other Securities......................                28,351,480            0.6%
                                                      --------------           -----

MEXICO -- (1.9%)
#   Fibra Uno Administracion S.A. de C.V.. 30,974,520     53,984,622            1.1%
    Other Securities......................                36,877,195            0.8%
                                                      --------------           -----
TOTAL MEXICO..............................                90,861,817            1.9%
                                                      --------------           -----

NETHERLANDS -- (6.2%)
    Unibail-Rodamco SE....................    978,160    240,178,975            5.0%
#   Wereldhave NV.........................    612,390     28,198,004            0.6%
    Other Securities......................                33,430,129            0.7%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               301,807,108            6.3%
                                                      --------------           -----

NEW ZEALAND -- (0.9%)
    Other Securities......................                41,437,876            0.9%
                                                      --------------           -----

SINGAPORE -- (7.4%)
    Ascendas REIT......................... 27,808,000     50,966,492            1.1%
    CapitaLand Commercial Trust........... 27,456,100     31,909,426            0.7%
    CapitaLand Mall Trust................. 28,275,700     39,871,500            0.8%
#   Mapletree Commercial Trust............ 22,421,937     25,601,257            0.5%
#   Suntec REIT........................... 27,816,000     35,224,833            0.7%
    Other Securities......................               175,395,106            3.8%
                                                      --------------           -----
TOTAL SINGAPORE...........................               358,968,614            7.6%
                                                      --------------           -----

SOUTH AFRICA -- (3.7%)
    Growthpoint Properties, Ltd........... 26,707,715     51,185,224            1.1%
    Redefine Properties, Ltd.............. 57,986,898     47,727,586            1.0%
    Resilient REIT, Ltd...................  3,159,707     27,527,902            0.6%
    Other Securities......................                55,877,782            1.1%
                                                      --------------           -----
TOTAL SOUTH AFRICA........................               182,318,494            3.8%
                                                      --------------           -----

SPAIN -- (1.0%)
    Merlin Properties Socimi SA...........  4,056,833     47,974,126            1.0%
    Other Securities......................                 1,411,446            0.0%
                                                      --------------           -----
TOTAL SPAIN...............................                49,385,572            1.0%
                                                      --------------           -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
TAIWAN -- (0.2%)
       Other Securities................            $   11,890,387            0.2%
                                                   --------------          ------

TURKEY -- (0.6%)
       Other Securities................                27,712,629            0.6%
                                                   --------------          ------

UNITED KINGDOM -- (13.3%)
       British Land Co. P.L.C. (The)... 11,852,980    100,787,697            2.1%
       Derwent London P.L.C............  1,296,652     49,427,864            1.0%
       Great Portland Estates P.L.C....  4,219,977     37,811,444            0.8%
       Hammerson P.L.C.................  9,766,520     74,307,342            1.6%
#      Intu Properties P.L.C........... 11,626,258     41,524,417            0.9%
       Land Securities Group P.L.C.....  9,292,927    133,090,190            2.8%
       Segro P.L.C..................... 11,826,836     74,390,079            1.6%
       Shaftesbury P.L.C...............  3,248,018     39,200,284            0.8%
       Other Securities................                98,404,346            2.1%
                                                   --------------          ------
TOTAL UNITED KINGDOM...................               648,943,663           13.7%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             4,686,687,128           98.7%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
UNITED KINGDOM -- (0.0%)
       Other Securities................                     3,210            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             4,686,690,338
                                                   --------------

                                                      VALUE+
                                                      ------
SECURITIES LENDING COLLATERAL -- (4.1%)
(S)@   DFA Short Term Investment Fund.. 17,302,487    200,241,680            4.2%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,650,415,625)..............              $4,886,932,018          102.9%
                                                   ==============          ======

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
Common Stocks
 Australia.........................           -- $  896,172,905   --    $  896,172,905
 Belgium...........................           --     94,333,811   --        94,333,811
 Canada............................ $250,092,424             --   --       250,092,424
 China.............................           --     13,596,036   --        13,596,036
 France............................           --    294,662,905   --       294,662,905
 Germany...........................           --    118,174,369   --       118,174,369
 Greece............................           --        898,875   --           898,875
 Hong Kong.........................           --    231,034,874   --       231,034,874
 Ireland...........................           --      5,923,985   --         5,923,985
 Italy.............................           --     13,782,924   --        13,782,924
 Japan.............................           --  1,026,336,380   --     1,026,336,380
 Malaysia..........................           --     28,351,480   --        28,351,480
 Mexico............................   90,861,817             --   --        90,861,817
 Netherlands.......................           --    301,807,108   --       301,807,108
 New Zealand.......................           --     41,437,876   --        41,437,876
 Singapore.........................           --    358,968,614   --       358,968,614
 South Africa......................           --    182,318,494   --       182,318,494
 Spain.............................           --     49,385,572   --        49,385,572
 Taiwan............................           --     11,890,387   --        11,890,387
 Turkey............................           --     27,712,629   --        27,712,629
 United Kingdom....................           --    648,943,663   --       648,943,663
Rights/Warrants....................
 United Kingdom....................           --          3,210   --             3,210
Securities Lending Collateral......           --    200,241,680   --       200,241,680
Futures Contracts**................      248,637             --   --           248,637
                                    ------------ --------------   --    --------------
TOTAL.............................. $341,202,878 $4,545,977,777   --    $4,887,180,655
                                    ============ ==============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                   PERCENTAGE
                                         SHARES      VALUE++     OF NET ASSETS**
                                         ------      -------     ---------------
COMMON STOCKS -- (34.9%)
UNITED STATES -- (34.9%)
    Alexandria Real Estate Equities,
     Inc...............................   225,859 $   25,411,396            0.5%
    American Campus Communities, Inc...   331,281     15,699,407            0.3%
#   American Homes 4 Rent Class A......   559,906     12,905,843            0.2%
    Apartment Investment & Management
     Co. Class A.......................   389,828     17,051,077            0.3%
    AvalonBay Communities, Inc.........   339,061     64,367,340            1.2%
    Boston Properties, Inc.............   379,814     48,084,452            0.9%
    Brixmor Property Group, Inc........   756,959     14,949,940            0.3%
    Camden Property Trust..............   217,559     17,911,632            0.3%
    DCT Industrial Trust, Inc..........   238,194     12,043,089            0.2%
#   Digital Realty Trust, Inc..........   393,694     45,211,819            0.8%
    Douglas Emmett, Inc................   360,262     13,571,070            0.2%
    Duke Realty Corp...................   882,749     24,478,630            0.4%
    Equinix, Inc.......................   189,336     79,085,647            1.4%
#   Equity LifeStyle Properties, Inc...   203,333     16,451,673            0.3%
    Equity Residential.................   905,209     58,458,397            1.1%
    Essex Property Trust, Inc..........   161,862     39,570,403            0.7%
    Extra Space Storage, Inc...........   312,604     23,610,980            0.4%
    Federal Realty Investment Trust....   179,184     23,453,394            0.4%
    Forest City Realty Trust, Inc.
     Class A...........................   599,278     13,543,683            0.2%
    Gaming and Leisure Properties, Inc.   490,010     17,052,348            0.3%
    GGP, Inc........................... 1,417,759     30,637,772            0.6%
    HCP, Inc........................... 1,156,484     36,255,773            0.7%
    Highwoods Properties, Inc..........   268,882     13,680,716            0.3%
#   Hospitality Properties Trust.......   417,259     13,281,354            0.2%
#   Host Hotels & Resorts, Inc......... 1,825,161     32,761,640            0.6%
    Hudson Pacific Properties, Inc.....   376,306     12,929,874            0.2%
    Iron Mountain, Inc.................   622,011     21,621,102            0.4%
#   Kilroy Realty Corp.................   242,746     17,120,875            0.3%
#   Kimco Realty Corp.................. 1,056,721     21,440,869            0.4%
    Liberty Property Trust.............   364,940     14,805,616            0.3%
    Macerich Co. (The).................   303,682     18,958,867            0.3%
    Mid-America Apartment Communities,
     Inc...............................   280,339     27,812,385            0.5%
    National Retail Properties, Inc....   368,450     15,555,959            0.3%
#   Omega Healthcare Investors, Inc....   488,455     16,119,015            0.3%
    Prologis, Inc...................... 1,307,447     71,138,191            1.3%
    Public Storage.....................   364,123     76,240,074            1.4%
    Realty Income Corp.................   651,802     38,032,647            0.7%
    Regency Centers Corp...............   377,260     23,835,262            0.4%
    Senior Housing Properties Trust....   581,155     12,506,456            0.2%
    Simon Property Group, Inc..........   796,159    131,573,236            2.4%
#   SL Green Realty Corp...............   249,710     26,202,070            0.5%
    Sun Communities, Inc...............   173,919     14,541,368            0.3%
    UDR, Inc...........................   662,635     24,742,791            0.4%
    Ventas, Inc........................   873,893     55,937,891            1.0%
    VEREIT, Inc........................ 2,418,808     20,245,423            0.4%
    Vornado Realty Trust...............   420,190     40,439,086            0.7%
#   Welltower, Inc.....................   895,148     63,949,373            1.2%
    WP Carey, Inc......................   250,768     15,698,077            0.3%
    Other Securities...................              505,661,158            8.8%
                                                  --------------           -----
TOTAL COMMON STOCKS....................            1,996,637,140           35.8%
                                                  --------------           -----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                   ------       -------     ---------------
AFFILIATED INVESTMENT COMPANIES -- (62.0%)
UNITED STATES -- (62.0%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 392,297,043 $1,957,562,246           35.1%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  45,970,822  1,591,969,556           28.6%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,549,531,802           63.7%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,549,531,802           63.7%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES.....................................              5,546,168,942
                                                                             --------------

                                                                                VALUE+
                                                                                ------
SECURITIES LENDING COLLATERAL -- (3.1%)
(S)@  DFA Short Term Investment Fund............................  15,098,658    174,736,767            3.1%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,053,660,152).......................................               $5,720,905,709          102.6%
                                                                             ==============          ======

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  United States................. $1,996,637,140           --   --    $1,996,637,140
Affiliated Investment Companies
  United States.................  3,549,531,802           --   --     3,549,531,802
Securities Lending Collateral...             -- $174,736,767   --       174,736,767
                                 -------------- ------------   --    --------------
TOTAL........................... $5,546,168,942 $174,736,767   --    $5,720,905,709
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                PERCENTAGE
                                      SHARES      VALUE++     OF NET ASSETS**
                                      ------      -------     ---------------
   COMMON STOCKS -- (94.0%)
   AUSTRALIA -- (6.3%)
       BlueScope Steel, Ltd........  6,590,807 $   57,583,469            0.4%
       Downer EDI, Ltd............. 14,879,724     65,386,575            0.5%
       Other Securities............               834,905,657            5.7%
                                               --------------            ----
   TOTAL AUSTRALIA.................               957,875,701            6.6%
                                               --------------            ----

   AUSTRIA -- (1.2%)
   *   Raiffeisen Bank
        International AG...........  2,178,103     49,652,504            0.4%
       Wienerberger AG.............  2,688,169     62,936,242            0.4%
       Other Securities............                71,106,294            0.5%
                                               --------------            ----
   TOTAL AUSTRIA...................               183,695,040            1.3%
                                               --------------            ----

   BELGIUM -- (1.3%)
       Other Securities............               203,374,130            1.4%
                                               --------------            ----

   CANADA -- (7.8%)
   #   Canadian Western Bank.......  2,271,634     44,648,870            0.3%
       Laurentian Bank of Canada...  1,182,799     48,384,672            0.3%
   #*  Precision Drilling Corp..... 11,731,771     46,667,533            0.3%
       Other Securities............             1,042,976,502            7.2%
                                               --------------            ----
   TOTAL CANADA....................             1,182,677,577            8.1%
                                               --------------            ----

   CHINA -- (0.1%)
       Other Securities............                 6,776,512            0.0%
                                               --------------            ----

   DENMARK -- (2.0%)
       Jyske Bank A.S..............  1,229,946     65,772,509            0.4%
       Sydbank A.S.................  1,536,298     55,882,180            0.4%
       TDC A.S.....................  9,555,576     51,260,563            0.4%
       Other Securities............               125,819,135            0.8%
                                               --------------            ----
   TOTAL DENMARK...................               298,734,387            2.0%
                                               --------------            ----

   FINLAND -- (2.2%)
   #   Cargotec Oyj Class B........  1,045,879     62,318,208            0.4%
   #   Kesko Oyj Class B...........  1,476,131     69,134,262            0.5%
       Other Securities............               205,197,138            1.4%
                                               --------------            ----
   TOTAL FINLAND...................               336,649,608            2.3%
                                               --------------            ----

   FRANCE -- (4.6%)
       Arkema SA...................    888,342     94,060,305            0.7%
   #   Lagardere SCA...............  1,403,866     42,972,857            0.3%
   #*  Nexans SA...................    749,010     41,638,847            0.3%
       Rexel SA....................  4,203,935     75,075,272            0.5%
       Other Securities............               450,920,786            3.0%
                                               --------------            ----
   TOTAL FRANCE....................               704,668,067            4.8%
                                               --------------            ----

   GERMANY -- (7.1%)
       Aareal Bank AG..............  1,773,002     71,311,591            0.5%
   #   Aurubis AG..................  1,167,679     81,603,780            0.6%
       Lanxess AG..................  1,446,504    104,446,868            0.7%
       Osram Licht AG..............  1,096,994     73,486,982            0.5%
       Rheinmetall AG..............  1,061,111     97,399,009            0.7%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                            PERCENTAGE
                                  SHARES      VALUE++     OF NET ASSETS**
                                  ------      -------     ---------------
       GERMANY -- (Continued)
           Salzgitter AG.......  1,332,610 $   45,614,637            0.3%
           Other Securities....               608,039,198            4.1%
                                           --------------           -----
       TOTAL GERMANY...........             1,081,902,065            7.4%
                                           --------------           -----

       GREECE -- (0.0%)
           Other Securities....                     1,871            0.0%
                                           --------------           -----

       HONG KONG -- (3.3%)
           Other Securities....               506,553,651            3.5%
                                           --------------           -----

       IRELAND -- (0.3%)
           Other Securities....                51,341,307            0.4%
                                           --------------           -----

       ISRAEL -- (0.7%)
           Other Securities....               108,500,576            0.7%
                                           --------------           -----

       ITALY -- (3.8%)
           Banco BPM SpA....... 29,050,631     84,842,452            0.6%
       #   BPER Banca.......... 15,129,358     82,767,610            0.6%
           Unipol Gruppo
            Finanziario SpA.... 12,433,370     55,450,099            0.4%
           Other Securities....               355,912,690            2.4%
                                           --------------           -----
       TOTAL ITALY.............               578,972,851            4.0%
                                           --------------           -----

       JAPAN -- (24.2%)
           Other Securities....             3,685,782,669           25.3%
                                           --------------           -----

       NETHERLANDS -- (2.0%)
       #   APERAM SA...........  1,295,977     65,155,416            0.5%
       #   ASM International NV    776,380     46,730,691            0.3%
           SBM Offshore NV.....  4,524,261     74,533,617            0.5%
           Other Securities....               114,285,010            0.8%
                                           --------------           -----
       TOTAL NETHERLANDS.......               300,704,734            2.1%
                                           --------------           -----

       NEW ZEALAND -- (0.5%)
           Other Securities....                66,985,410            0.5%
                                           --------------           -----

       NORWAY -- (0.8%)
           Other Securities....               121,388,062            0.8%
                                           --------------           -----

       PORTUGAL -- (0.3%)
           Other Securities....                41,670,802            0.3%
                                           --------------           -----

       SINGAPORE -- (1.2%)
           Other Securities....               183,003,415            1.3%
                                           --------------           -----

       SPAIN -- (2.3%)
           Acciona SA..........    768,947     63,438,580            0.4%
           Acerinox SA.........  3,037,459     42,312,970            0.3%
           Other Securities....               247,649,639            1.7%
                                           --------------           -----
       TOTAL SPAIN.............               353,401,189            2.4%
                                           --------------           -----

       SWEDEN -- (2.9%)
           Holmen AB Class B...  1,053,254     44,382,026            0.3%
           Other Securities....               395,495,327            2.7%
                                           --------------           -----
       TOTAL SWEDEN............               439,877,353            3.0%
                                           --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                          SHARES       VALUE++     OF NET ASSETS**
                                          ------       -------     ---------------
SWITZERLAND -- (4.6%)
       Baloise Holding AG..............    474,208 $    69,535,733            0.5%
       Helvetia Holding AG.............    147,590      81,956,028            0.6%
       Other Securities................                542,432,464            3.7%
                                                   ---------------          ------
TOTAL SWITZERLAND......................                693,924,225            4.8%
                                                   ---------------          ------

UNITED KINGDOM -- (14.5%)
       Beazley P.L.C................... 12,913,461      73,569,423            0.5%
       Bellway P.L.C...................  3,429,370     126,391,048            0.9%
       Bodycote P.L.C..................  4,881,426      52,710,640            0.4%
       Bovis Homes Group P.L.C.........  4,734,227      56,450,703            0.4%
       Centamin P.L.C.................. 26,072,202      59,735,303            0.4%
       Close Brothers Group P.L.C......  2,360,623      51,719,784            0.4%
       Greene King P.L.C...............  7,264,634      70,696,049            0.5%
       Hiscox, Ltd.....................  7,763,844     113,855,269            0.8%
       Inchcape P.L.C..................  5,770,186      63,832,659            0.4%
       John Wood Group P.L.C...........  8,475,299      83,312,803            0.6%
       Lancashire Holdings, Ltd........  4,725,259      41,735,989            0.3%
       Man Group P.L.C................. 35,299,953      70,251,105            0.5%
       Meggitt P.L.C...................  8,482,346      50,797,078            0.4%
       Melrose Industries P.L.C........ 37,248,042     114,023,591            0.8%
       Phoenix Group Holdings..........  5,339,666      51,067,997            0.4%
       Redrow P.L.C....................  6,600,671      49,309,111            0.3%
       Vesuvius P.L.C..................  6,876,493      47,276,853            0.3%
       Other Securities................              1,034,182,777            6.9%
                                                   ---------------          ------
TOTAL UNITED KINGDOM...................              2,210,918,182           15.2%
                                                   ---------------          ------

UNITED STATES -- (0.0%)
       Other Securities................                    319,270            0.0%
                                                   ---------------          ------
TOTAL COMMON STOCKS....................             14,299,698,654           98.2%
                                                   ---------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
       Other Securities................                 14,728,561            0.1%
                                                   ---------------          ------
TOTAL PREFERRED STOCKS.................                 14,728,561            0.1%
                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
ITALY -- (0.0%)
       Other Securities................                    271,902            0.0%
                                                   ---------------          ------
TOTAL RIGHTS/WARRANTS..................                    271,902            0.0%
                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES............             14,314,699,117
                                                   ---------------

                                                       VALUE+
                                                       ------

SECURITIES LENDING COLLATERAL -- (5.9%)
(S)@   DFA Short Term Investment Fund.. 77,331,698     894,959,738            6.1%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,870,695,163).............              $15,209,658,855          104.4%
                                                   ===============          ======

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                       LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                    -------------- --------------- ------- ---------------
Common Stocks
 Australia.........................             -- $   957,875,701   --    $   957,875,701
 Austria...........................             --     183,695,040   --        183,695,040
 Belgium...........................             --     203,374,130   --        203,374,130
 Canada............................ $1,182,500,164         177,413   --      1,182,677,577
 China.............................             --       6,776,512   --          6,776,512
 Denmark...........................             --     298,734,387   --        298,734,387
 Finland...........................             --     336,649,608   --        336,649,608
 France............................             --     704,668,067   --        704,668,067
 Germany...........................             --   1,081,902,065   --      1,081,902,065
 Greece............................             --           1,871   --              1,871
 Hong Kong.........................        342,699     506,210,952   --        506,553,651
 Ireland...........................             --      51,341,307   --         51,341,307
 Israel............................             --     108,500,576   --        108,500,576
 Italy.............................             --     578,972,851   --        578,972,851
 Japan.............................             --   3,685,782,669   --      3,685,782,669
 Netherlands.......................             --     300,704,734   --        300,704,734
 New Zealand.......................             --      66,985,410   --         66,985,410
 Norway............................             --     121,388,062   --        121,388,062
 Portugal..........................             --      41,670,802   --         41,670,802
 Singapore.........................             --     183,003,415   --        183,003,415
 Spain.............................             --     353,401,189   --        353,401,189
 Sweden............................             --     439,877,353   --        439,877,353
 Switzerland.......................             --     693,924,225   --        693,924,225
 United Kingdom....................             --   2,210,918,182   --      2,210,918,182
 United States.....................             --         319,270   --            319,270
Preferred Stocks
 Germany...........................             --      14,728,561   --         14,728,561
Rights/Warrants
 Italy.............................             --         271,902   --            271,902
Securities Lending Collateral......             --     894,959,738   --        894,959,738
Futures Contracts**................      1,238,713              --   --          1,238,713
                                    -------------- ---------------   --    ---------------
TOTAL.............................. $1,184,081,576 $14,026,815,992   --    $15,210,897,568
                                    ============== ===============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                          SHARES    VALUE++    OF NET ASSETS**
                                          ------    -------    ---------------
  COMMON STOCKS -- (90.8%)
  AUSTRALIA -- (5.7%)
  #   Australia & New Zealand Banking
       Group, Ltd........................ 214,260 $  5,244,866            0.3%
      BHP Billiton, Ltd.................. 314,531    5,599,889            0.3%
      Fortescue Metals Group, Ltd........ 868,376    3,441,939            0.2%
      Macquarie Group, Ltd...............  56,822    3,947,248            0.2%
      Woodside Petroleum, Ltd............ 175,531    4,225,289            0.2%
      Other Securities...................          113,800,338            5.0%
                                                  ------------            ----
  TOTAL AUSTRALIA........................          136,259,569            6.2%
                                                  ------------            ----

  AUSTRIA -- (0.7%)
      Other Securities...................           16,311,588            0.8%
                                                  ------------            ----

  BELGIUM -- (1.5%)
      Ageas..............................  83,970    3,438,213            0.2%
      Other Securities...................           33,305,115            1.5%
                                                  ------------            ----
  TOTAL BELGIUM..........................           36,743,328            1.7%
                                                  ------------            ----

  CANADA -- (7.8%)
      Suncor Energy, Inc................. 133,753    4,191,742            0.2%
      Other Securities...................          183,102,221            8.3%
                                                  ------------            ----
  TOTAL CANADA...........................          187,293,963            8.5%
                                                  ------------            ----

  CHINA -- (0.0%)
      Other Securities...................              522,183            0.0%
                                                  ------------            ----

  DENMARK -- (1.9%)
      Other Securities...................           44,458,076            2.0%
                                                  ------------            ----

  FINLAND -- (2.0%)
  #   Stora Enso Oyj Class R............. 285,475    3,387,986            0.2%
      UPM-Kymmene Oyj.................... 258,374    6,807,295            0.3%
      Other Securities...................           36,733,168            1.6%
                                                  ------------            ----
  TOTAL FINLAND..........................           46,928,449            2.1%
                                                  ------------            ----

  FRANCE -- (6.1%)
      BNP Paribas SA.....................  73,561    5,191,728            0.2%
      Cie de Saint-Gobain................  98,275    5,302,607            0.3%
      Orange SA.......................... 225,492    3,490,016            0.2%
      Rexel SA........................... 238,651    4,261,909            0.2%
      STMicroelectronics NV.............. 210,594    3,380,805            0.2%
      Total SA........................... 240,139   12,327,102            0.6%
      Other Securities...................          111,238,269            4.9%
                                                  ------------            ----
  TOTAL FRANCE...........................          145,192,436            6.6%
                                                  ------------            ----

  GERMANY -- (5.7%)
      Allianz SE.........................  25,753    4,902,794            0.2%
      BASF SE............................  38,075    3,709,226            0.2%
      Daimler AG.........................  89,896    6,698,536            0.3%
      E.ON SE............................ 588,434    4,587,070            0.2%
  #   K+S AG............................. 146,988    3,506,883            0.2%
  *   RWE AG............................. 247,438    4,098,373            0.2%
      Other Securities...................          107,984,270            4.9%
                                                  ------------            ----
  TOTAL GERMANY..........................          135,487,152            6.2%
                                                  ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 HONG KONG -- (3.0%)
     Other Securities...................           $ 70,849,364            3.2%
                                                   ------------           -----

 IRELAND -- (0.5%)
     Other Securities...................             12,458,769            0.6%
                                                   ------------           -----

 ISRAEL -- (0.8%)
     Other Securities...................             18,149,414            0.8%
                                                   ------------           -----

 ITALY -- (2.9%)
     Assicurazioni Generali SpA.........   303,243    4,803,373            0.2%
 *   Fiat Chrysler Automobiles NV.......   452,754    5,142,606            0.3%
 *   UniCredit SpA......................   251,448    4,094,194            0.2%
     Other Securities...................             54,370,614            2.4%
                                                   ------------           -----
 TOTAL ITALY............................             68,410,787            3.1%
                                                   ------------           -----

 JAPAN -- (22.3%)
     Mitsubishi Chemical Holdings Corp..   464,080    3,632,440            0.2%
     Mitsubishi UFJ Financial Group,
      Inc...............................   817,300    5,178,897            0.3%
     Toyota Motor Corp..................    73,263    3,965,049            0.2%
     Toyota Motor Corp. Sponsored ADR...    36,827    3,982,472            0.2%
     Other Securities...................            516,578,762           23.4%
                                                   ------------           -----
 TOTAL JAPAN............................            533,337,620           24.3%
                                                   ------------           -----

 NETHERLANDS -- (2.6%)
     Koninklijke Ahold Delhaize NV......   219,005    4,536,743            0.2%
     Koninklijke DSM NV.................    62,767    4,491,494            0.2%
     Other Securities...................             52,475,044            2.4%
                                                   ------------           -----
 TOTAL NETHERLANDS......................             61,503,281            2.8%
                                                   ------------           -----

 NEW ZEALAND -- (0.5%)
     Other Securities...................             10,927,198            0.5%
                                                   ------------           -----

 NORWAY -- (0.9%)
     Other Securities...................             20,742,959            1.0%
                                                   ------------           -----

 PORTUGAL -- (0.2%)
     Other Securities...................              6,127,004            0.3%
                                                   ------------           -----

 SINGAPORE -- (1.1%)
     Other Securities...................             27,194,279            1.2%
                                                   ------------           -----

 SPAIN -- (2.1%)
     Banco de Sabadell SA............... 1,761,979    3,388,995            0.2%
 #   Banco Santander SA.................   862,819    5,622,922            0.3%
     Other Securities...................             40,529,089            1.8%
                                                   ------------           -----
 TOTAL SPAIN............................             49,541,006            2.3%
                                                   ------------           -----

 SWEDEN -- (2.6%)
 #   Boliden AB.........................   124,690    3,562,181            0.2%
     Other Securities...................             58,854,182            2.7%
                                                   ------------           -----
 TOTAL SWEDEN...........................             62,416,363            2.9%
                                                   ------------           -----

 SWITZERLAND -- (5.8%)
     Baloise Holding AG.................    26,119    3,829,973            0.2%
     Clariant AG........................   182,599    3,697,944            0.2%
     Flughafen Zuerich AG...............    16,575    3,652,757            0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
SWITZERLAND -- (Continued)
      Nestle SA..........................    110,012 $    8,473,175            0.4%
      Novartis AG........................     52,784      4,063,580            0.2%
      Novartis AG Sponsored ADR..........     73,269      5,643,911            0.3%
      Swiss Life Holding AG..............     10,397      3,383,578            0.2%
      Other Securities...................               106,337,164            4.6%
                                                     --------------          ------
TOTAL SWITZERLAND........................               139,082,082            6.3%
                                                     --------------          ------

UNITED KINGDOM -- (14.1%)
      BP P.L.C. Sponsored ADR............    269,445      9,247,358            0.4%
#     HSBC Holdings P.L.C. Sponsored ADR.    231,447      9,528,673            0.4%
      Melrose Industries P.L.C...........  1,702,272      5,210,991            0.2%
      Royal Dutch Shell P.L.C. Sponsored
       ADR, Class A......................    152,592      7,963,766            0.4%
#     Royal Dutch Shell P.L.C. Sponsored
       ADR, Class B......................    100,626      5,445,879            0.3%
*     Standard Chartered P.L.C...........    355,770      3,324,811            0.2%
#*    Tullow Oil P.L.C...................  1,270,443      3,446,726            0.2%
      Vodafone Group P.L.C. Sponsored ADR    142,624      3,735,327            0.2%
      WM Morrison Supermarkets P.L.C.....  1,327,157      4,122,680            0.2%
      Other Securities...................               285,838,180           12.9%
                                                     --------------          ------
TOTAL UNITED KINGDOM.....................               337,864,391           15.4%
                                                     --------------          ------

UNITED STATES -- (0.0%)
      Other Securities...................                   167,439            0.0%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             2,167,968,700           98.8%
                                                     --------------          ------

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
      Volkswagen AG......................     25,998      4,127,097            0.2%
      Other Securities...................                 5,363,848            0.3%
                                                     --------------          ------
TOTAL GERMANY............................                 9,490,945            0.5%
                                                     --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities...................                     1,747            0.0%
                                                     --------------          ------
TOTAL PREFERRED STOCKS...................                 9,492,692            0.5%
                                                     --------------          ------

RIGHTS/WARRANTS -- (0.0%)
ITALY -- (0.0%)
      Other Securities...................                     6,134            0.0%
                                                     --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities...................                   186,160            0.0%
                                                     --------------          ------
TOTAL RIGHTS/WARRANTS....................                   192,294            0.0%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             2,177,653,686
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (8.8%)
(S)@  DFA Short Term Investment Fund..... 18,077,958    209,216,208            9.5%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,081,306,051)..................             $2,386,869,894          108.8%
                                                     ==============          ======

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
Common Stocks
 Australia......................... $  2,960,204 $  133,299,365   --    $  136,259,569
 Austria...........................           --     16,311,588   --        16,311,588
 Belgium...........................      727,907     36,015,421   --        36,743,328
 Canada............................  187,273,032         20,931   --       187,293,963
 China.............................           --        522,183   --           522,183
 Denmark...........................           --     44,458,076   --        44,458,076
 Finland...........................           --     46,928,449   --        46,928,449
 France............................      629,772    144,562,664   --       145,192,436
 Germany...........................    4,555,380    130,931,772   --       135,487,152
 Hong Kong.........................      288,280     70,561,084   --        70,849,364
 Ireland...........................    2,502,593      9,956,176   --        12,458,769
 Israel............................    1,852,867     16,296,547   --        18,149,414
 Italy.............................      531,410     67,879,377   --        68,410,787
 Japan.............................    8,233,934    525,103,686   --       533,337,620
 Netherlands.......................    7,138,089     54,365,192   --        61,503,281
 New Zealand.......................        7,022     10,920,176   --        10,927,198
 Norway............................      344,745     20,398,214   --        20,742,959
 Portugal..........................           --      6,127,004   --         6,127,004
 Singapore.........................           --     27,194,279   --        27,194,279
 Spain.............................    2,931,430     46,609,576   --        49,541,006
 Sweden............................      176,450     62,239,913   --        62,416,363
 Switzerland.......................   11,613,566    127,468,516   --       139,082,082
 United Kingdom....................   54,251,673    283,612,718   --       337,864,391
 United States.....................           --        167,439   --           167,439
Preferred Stocks
 Germany...........................           --      9,490,945   --         9,490,945
 United Kingdom....................           --          1,747   --             1,747
Rights/Warrants
 Italy.............................           --          6,134   --             6,134
 United Kingdom....................           --        186,160   --           186,160
Securities Lending Collateral......           --    209,216,208   --       209,216,208
                                    ------------ --------------   --    --------------
TOTAL.............................. $286,018,354 $2,100,851,540   --    $2,386,869,894
                                    ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                               SHARES      VALUE+
                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................           $138,704,884
Investment in Dimensional Emerging Markets Value Fund........             54,217,877
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 1,130,528   23,752,386
                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $196,173,983).....................................           $216,675,147
                                                                        ============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    -----------------------------------------
                                      LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                    ------------ ------- ------- ------------
   Affiliated Investment Companies. $216,675,147   --      --    $216,675,147
                                    ------------   --      --    ------------
   TOTAL........................... $216,675,147   --      --    $216,675,147
                                    ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                                ------    -------   ---------------
COMMON STOCKS -- (96.7%)
AUSTRALIA -- (4.1%)
    BlueScope Steel, Ltd.......................  88,385 $   772,214            0.2%
    Boral, Ltd................................. 149,841     690,699            0.2%
    Challenger, Ltd............................  73,657     727,502            0.2%
    Other Securities...........................          13,655,620            3.6%
                                                        -----------            ----
TOTAL AUSTRALIA................................          15,846,035            4.2%
                                                        -----------            ----

AUSTRIA -- (0.7%)
    Other Securities...........................           2,779,083            0.7%
                                                        -----------            ----

BELGIUM -- (1.0%)
    Ageas......................................  30,934   1,266,618            0.3%
    Other Securities...........................           2,587,690            0.7%
                                                        -----------            ----
TOTAL BELGIUM..................................           3,854,308            1.0%
                                                        -----------            ----

BRAZIL -- (1.5%)
    Kroton Educacional SA...................... 178,300     839,806            0.2%
    Other Securities...........................           4,853,270            1.3%
                                                        -----------            ----
TOTAL BRAZIL...................................           5,693,076            1.5%
                                                        -----------            ----

CANADA -- (6.1%)
    First Quantum Minerals, Ltd................ 103,517     986,598            0.3%
*   Kinross Gold Corp.......................... 202,343     704,098            0.2%
    Other Securities...........................          21,882,732            5.7%
                                                        -----------            ----
TOTAL CANADA...................................          23,573,428            6.2%
                                                        -----------            ----

CHILE -- (0.3%)
    Other Securities...........................           1,111,241            0.3%
                                                        -----------            ----

CHINA -- (7.3%)
*   China Taiping Insurance Holdings Co., Ltd.. 278,000     692,155            0.2%
    Other Securities...........................          27,286,108            7.2%
                                                        -----------            ----
TOTAL CHINA....................................          27,978,263            7.4%
                                                        -----------            ----

COLOMBIA -- (0.1%)
    Other Securities...........................             269,524            0.1%
                                                        -----------            ----

DENMARK -- (1.4%)
    Other Securities...........................           5,235,205            1.4%
                                                        -----------            ----

FINLAND -- (1.4%)
    Neste Oyj..................................  17,647     719,101            0.2%
    Stora Enso Oyj Class R.....................  74,460     883,683            0.2%
    Other Securities...........................           3,877,965            1.1%
                                                        -----------            ----
TOTAL FINLAND..................................           5,480,749            1.5%
                                                        -----------            ----

FRANCE -- (3.8%)
    Arkema SA..................................   9,229     977,194            0.3%
    Rexel SA...................................  50,303     898,328            0.3%
    SCOR SE....................................  26,197   1,036,274            0.3%
    SES SA.....................................  32,900     719,082            0.2%
    STMicroelectronics NV......................  87,664   1,407,328            0.4%
    Other Securities...........................           9,776,416            2.4%
                                                        -----------            ----
TOTAL FRANCE...................................          14,814,622            3.9%
                                                        -----------            ----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES     VALUE++   OF NET ASSETS**
                                          ------     -------   ---------------
 GERMANY -- (4.8%)
     Deutsche Lufthansa AG..............    40,731 $   702,700            0.2%
     Lanxess AG.........................    11,884     858,101            0.2%
     Osram Licht AG.....................    10,639     712,700            0.2%
     Rheinmetall AG.....................     8,438     774,521            0.2%
 *   RWE AG.............................    66,040   1,093,836            0.3%
     Other Securities...................            14,391,820            3.8%
                                                   -----------           -----
 TOTAL GERMANY..........................            18,533,678            4.9%
                                                   -----------           -----

 HONG KONG -- (2.1%)
     Other Securities...................             8,030,148            2.1%
                                                   -----------           -----

 INDIA -- (4.6%)
     Other Securities...................            17,816,902            4.7%
                                                   -----------           -----

 INDONESIA -- (0.9%)
     Other Securities...................             3,460,196            0.9%
                                                   -----------           -----

 IRELAND -- (0.6%)
 *   Bank of Ireland.................... 6,312,004   1,588,966            0.4%
     Other Securities...................               842,369            0.2%
                                                   -----------           -----
 TOTAL IRELAND..........................             2,431,335            0.6%
                                                   -----------           -----

 ISRAEL -- (0.5%)
     Other Securities...................             2,122,466            0.6%
                                                   -----------           -----

 ITALY -- (2.6%)
     Banco BPM SpA......................   257,482     751,978            0.2%
 *   Fiat Chrysler Automobiles NV.......    99,560   1,130,852            0.3%
     Other Securities...................             8,199,518            2.2%
                                                   -----------           -----
 TOTAL ITALY............................            10,082,348            2.7%
                                                   -----------           -----

 JAPAN -- (16.7%)
     Other Securities...................            64,299,721           17.0%
                                                   -----------           -----

 MALAYSIA -- (0.9%)
     Other Securities...................             3,635,443            1.0%
                                                   -----------           -----

 MEXICO -- (0.8%)
     Other Securities...................             3,230,238            0.9%
                                                   -----------           -----

 NETHERLANDS -- (1.3%)
     APERAM SA..........................    14,890     748,597            0.2%
     ASM International NV...............    11,881     715,123            0.2%
     Boskalis Westminster...............    18,710     688,206            0.2%
     SBM Offshore NV....................    44,899     739,675            0.2%
     Other Securities...................             2,185,025            0.5%
                                                   -----------           -----
 TOTAL NETHERLANDS......................             5,076,626            1.3%
                                                   -----------           -----

 NEW ZEALAND -- (0.4%)
     Other Securities...................             1,441,715            0.4%
                                                   -----------           -----

 NORWAY -- (0.9%)
     Subsea 7 SA........................    45,313     746,742            0.2%
     Other Securities...................             2,835,348            0.7%
                                                   -----------           -----
 TOTAL NORWAY...........................             3,582,090            0.9%
                                                   -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------    -------   ---------------
    PHILIPPINES -- (0.4%)
        Other Securities...............         $ 1,469,874            0.4%
                                                -----------            ----

    POLAND -- (0.4%)
        Other Securities...............           1,608,243            0.4%
                                                -----------            ----

    PORTUGAL -- (0.2%)
        Other Securities...............             675,781            0.2%
                                                -----------            ----

    SINGAPORE -- (0.8%)
        Other Securities...............           2,989,116            0.8%
                                                -----------            ----

    SOUTH AFRICA -- (1.9%)
        Other Securities...............           7,413,740            2.0%
                                                -----------            ----

    SOUTH KOREA -- (4.5%)
        Other Securities...............          17,357,060            4.6%
                                                -----------            ----

    SPAIN -- (1.6%)
        Banco de Sabadell SA........... 912,089   1,754,314            0.5%
        Other Securities...............           4,293,849            1.1%
                                                -----------            ----
    TOTAL SPAIN........................           6,048,163            1.6%
                                                -----------            ----

    SWEDEN -- (1.9%)
        Other Securities...............           7,145,341            1.9%
                                                -----------            ----

    SWITZERLAND -- (3.1%)
        Baloise Holding AG.............   6,236     914,419            0.3%
    *   Dufry AG.......................   4,813     788,643            0.2%
        Swiss Life Holding AG..........   4,696   1,528,256            0.4%
        Other Securities...............           8,862,680            2.3%
                                                -----------            ----
    TOTAL SWITZERLAND..................          12,093,998            3.2%
                                                -----------            ----

    TAIWAN -- (4.8%)
        Other Securities...............          18,325,905            4.8%
                                                -----------            ----

    THAILAND -- (0.9%)
        Other Securities...............           3,361,020            0.9%
                                                -----------            ----

    TURKEY -- (0.4%)
        Other Securities...............           1,523,393            0.4%
                                                -----------            ----

    UNITED KINGDOM -- (11.0%)
        Barratt Developments P.L.C..... 150,791   1,131,475            0.3%
        Bellway P.L.C..................  25,648     945,269            0.3%
        Berkeley Group Holdings P.L.C..  16,899     712,757            0.2%
        Coca-Cola HBC AG...............  24,514     680,093            0.2%
        GKN P.L.C...................... 201,823     937,923            0.3%
        Hiscox, Ltd....................  55,044     807,210            0.2%
        Inchcape P.L.C.................  64,830     717,182            0.2%
        Investec P.L.C.................  95,225     705,472            0.2%
        J Sainsbury P.L.C.............. 246,901     880,315            0.2%
        Johnson Matthey P.L.C..........  24,288     936,877            0.3%
        Marks & Spencer Group P.L.C.... 205,740     976,472            0.3%
        Meggitt P.L.C.................. 120,877     723,880            0.2%
        Melrose Industries P.L.C....... 227,014     694,936            0.2%
        Persimmon P.L.C................  33,858   1,021,601            0.3%
        Smiths Group P.L.C.............  49,987   1,062,646            0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES    VALUE++    OF NET ASSETS**
                                         ------    -------    ---------------
  UNITED KINGDOM -- (Continued)
        Taylor Wimpey P.L.C............. 358,141 $    927,688            0.3%
        Travis Perkins P.L.C............  35,834      747,352            0.2%
        WM Morrison Supermarkets P.L.C.. 331,940    1,031,138            0.3%
        Other Securities................           26,838,100            6.7%
                                                 ------------          ------
  TOTAL UNITED KINGDOM..................           42,478,386           11.2%
                                                 ------------          ------

  UNITED STATES -- (0.0%)
        Other Securities................               27,267            0.0%
                                                 ------------          ------
  TOTAL COMMON STOCKS...................          372,895,727           98.6%
                                                 ------------          ------

  PREFERRED STOCKS -- (0.7%)
  BRAZIL -- (0.5%)
        Other Securities................            1,803,475            0.5%
                                                 ------------          ------

  CHILE -- (0.0%)
        Other Securities................               33,025            0.0%
                                                 ------------          ------

  COLOMBIA -- (0.0%)
        Other Securities................              172,267            0.1%
                                                 ------------          ------

  GERMANY -- (0.2%)
        Other Securities................              721,513            0.2%
                                                 ------------          ------

  INDIA -- (0.0%)
        Other Securities................               11,583            0.0%
                                                 ------------          ------
  TOTAL PREFERRED STOCKS................            2,741,863            0.8%
                                                 ------------          ------

  RIGHTS/WARRANTS -- (0.0%)
  ITALY -- (0.0%)
        Other Securities................                1,922            0.0%
                                                 ------------          ------

  MALAYSIA -- (0.0%)
        Other Securities................                4,178            0.0%
                                                 ------------          ------

  PHILIPPINES -- (0.0%)
        Other Securities................                  545            0.0%
                                                 ------------          ------

  TAIWAN -- (0.0%)
        Other Securities................                  204            0.0%
                                                 ------------          ------

  THAILAND -- (0.0%)
        Other Securities................                1,500            0.0%
                                                 ------------          ------

  UNITED KINGDOM -- (0.0%)
        Other Securities................               52,850            0.0%
                                                 ------------          ------
  TOTAL RIGHTS/WARRANTS.................               61,199            0.0%
                                                 ------------          ------
  TOTAL INVESTMENT SECURITIES...........          375,698,789
                                                 ------------

                                                   VALUE+
                                                   ------
  SECURITIES LENDING COLLATERAL -- (2.6%)
  (S)@  DFA Short Term Investment Fund.. 860,347    9,956,793            2.6%
                                                 ------------          ------
  TOTAL INVESTMENTS -- (100.0%)
    (Cost $336,254,471)...............           $385,655,582          102.0%
                                                 ============          ======

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ---------------------------------------------
                                      LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                    ----------- ------------ ------- ------------
Common Stocks
 Australia.........................          -- $ 15,846,035   --    $ 15,846,035
 Austria...........................          --    2,779,083   --       2,779,083
 Belgium...........................          --    3,854,308   --       3,854,308
 Brazil............................ $ 5,693,076           --   --       5,693,076
 Canada............................  23,573,428           --   --      23,573,428
 Chile.............................     368,426      742,815   --       1,111,241
 China.............................   1,019,423   26,958,840   --      27,978,263
 Colombia..........................     269,524           --   --         269,524
 Denmark...........................          --    5,235,205   --       5,235,205
 Finland...........................          --    5,480,749   --       5,480,749
 France............................          --   14,814,622   --      14,814,622
 Germany...........................          --   18,533,678   --      18,533,678
 Hong Kong.........................          --    8,030,148   --       8,030,148
 India.............................       2,434   17,814,468   --      17,816,902
 Indonesia.........................          --    3,460,196   --       3,460,196
 Ireland...........................          --    2,431,335   --       2,431,335
 Israel............................      28,492    2,093,974   --       2,122,466
 Italy.............................          --   10,082,348   --      10,082,348
 Japan.............................          --   64,299,721   --      64,299,721
 Malaysia..........................          --    3,635,443   --       3,635,443
 Mexico............................   3,230,238           --   --       3,230,238
 Netherlands.......................          --    5,076,626   --       5,076,626
 New Zealand.......................          --    1,441,715   --       1,441,715
 Norway............................          --    3,582,090   --       3,582,090
 Philippines.......................          --    1,469,874   --       1,469,874
 Poland............................          --    1,608,243   --       1,608,243
 Portugal..........................          --      675,781   --         675,781
 Singapore.........................          --    2,989,116   --       2,989,116
 South Africa......................   1,017,196    6,396,544   --       7,413,740
 South Korea.......................      10,785   17,346,275   --      17,357,060
 Spain.............................          --    6,048,163   --       6,048,163
 Sweden............................          --    7,145,341   --       7,145,341
 Switzerland.......................          --   12,093,998   --      12,093,998
 Taiwan............................          --   18,325,905   --      18,325,905
 Thailand..........................   3,349,988       11,032   --       3,361,020
 Turkey............................          --    1,523,393   --       1,523,393
 United Kingdom....................          --   42,478,386   --      42,478,386
 United States.....................          --       27,267   --          27,267
Preferred Stocks
 Brazil............................   1,803,475           --   --       1,803,475
 Chile.............................          --       33,025   --          33,025
 Colombia..........................     172,267           --   --         172,267
 Germany...........................          --      721,513   --         721,513
 India.............................          --       11,583   --          11,583
Rights/Warrants
 Italy.............................          --        1,922   --           1,922
 Malaysia..........................          --        4,178   --           4,178
 Philippines.......................          --          545   --             545
 Taiwan............................          --          204   --             204
 Thailand..........................          --        1,500   --           1,500
 United Kingdom....................          --       52,850   --          52,850
Securities Lending Collateral......          --    9,956,793   --       9,956,793
                                    ----------- ------------   --    ------------
TOTAL.............................. $40,538,752 $345,116,830   --    $385,655,582
                                    =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 COMMON STOCKS -- (92.1%)
 AUSTRALIA -- (4.1%)
 #   Australia & New Zealand Banking
      Group, Ltd........................   147,526 $  3,611,286            0.2%
     BHP Billiton, Ltd..................   283,621    5,049,569            0.3%
 #   Commonwealth Bank of Australia.....    52,903    3,455,302            0.2%
     National Australia Bank, Ltd.......   167,814    4,259,478            0.2%
     Westpac Banking Corp...............   198,957    5,215,609            0.3%
     Other Securities...................             73,901,075            3.2%
                                                   ------------            ----
 TOTAL AUSTRALIA........................             95,492,319            4.4%
                                                   ------------            ----

 AUSTRIA -- (0.4%)
     Other Securities...................             10,037,255            0.5%
                                                   ------------            ----

 BELGIUM -- (1.0%)
     Anheuser-Busch InBev SA/NV.........    36,562    4,123,109            0.2%
     Other Securities...................             19,342,043            0.9%
                                                   ------------            ----
 TOTAL BELGIUM..........................             23,465,152            1.1%
                                                   ------------            ----

 BRAZIL -- (1.2%)
     Other Securities...................             29,062,297            1.3%
                                                   ------------            ----

 CANADA -- (5.9%)
     Bank of Montreal...................    51,556    3,652,743            0.2%
     Bank of Nova Scotia (The)..........    84,596    4,706,075            0.2%
 #   Royal Bank of Canada...............    72,182    4,943,023            0.3%
     Other Securities...................            123,977,922            5.6%
                                                   ------------            ----
 TOTAL CANADA...........................            137,279,763            6.3%
                                                   ------------            ----

 CHILE -- (0.3%)
     Other Securities...................              6,723,237            0.3%
                                                   ------------            ----

 CHINA -- (6.0%)
     China Construction Bank Corp.
      Class H........................... 9,249,000    7,507,074            0.4%
     China Mobile, Ltd..................   317,500    3,380,302            0.2%
     Industrial & Commercial Bank of
      China, Ltd. Class H............... 6,427,000    4,189,540            0.2%
     Tencent Holdings, Ltd..............   103,100    3,230,465            0.2%
     Other Securities...................            122,014,735            5.4%
                                                   ------------            ----
 TOTAL CHINA............................            140,322,116            6.4%
                                                   ------------            ----

 COLOMBIA -- (0.1%)
     Other Securities...................              1,961,997            0.1%
                                                   ------------            ----

 CZECH REPUBLIC -- (0.0%)
     Other Securities...................                558,124            0.0%
                                                   ------------            ----

 DENMARK -- (1.2%)
     Other Securities...................             27,829,870            1.3%
                                                   ------------            ----

 EGYPT -- (0.0%)
     Other Securities...................                174,122            0.0%
                                                   ------------            ----

 FINLAND -- (1.2%)
     UPM-Kymmene Oyj....................   130,315    3,433,366            0.2%
     Other Securities...................             23,872,993            1.0%
                                                   ------------            ----
 TOTAL FINLAND..........................             27,306,359            1.2%
                                                   ------------            ----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES    VALUE++    OF NET ASSETS**
                                          ------    -------    ---------------
  FRANCE -- (5.1%)
  #   AXA SA............................. 120,043 $  3,202,762            0.2%
      BNP Paribas SA.....................  70,988    5,010,133            0.2%
      Cie Generale des Etablissements
       Michelin..........................  28,795    3,766,416            0.2%
      Orange SA.......................... 256,370    3,967,925            0.2%
      Sanofi.............................  44,127    4,169,727            0.2%
      Total SA........................... 185,779    9,536,630            0.5%
      Other Securities...................           88,213,549            3.9%
                                                  ------------           -----
  TOTAL FRANCE...........................          117,867,142            5.4%
                                                  ------------           -----

  GERMANY -- (4.8%)
      Allianz SE.........................  23,924    4,554,594            0.2%
      BASF SE............................  66,555    6,483,717            0.3%
  #   Bayer AG...........................  27,125    3,356,259            0.2%
  #   Bayerische Motoren Werke AG........  37,367    3,570,109            0.2%
      Daimler AG......................... 102,777    7,658,354            0.4%
      Deutsche Telekom AG................ 323,930    5,681,989            0.3%
      Other Securities...................           81,585,711            3.6%
                                                  ------------           -----
  TOTAL GERMANY..........................          112,890,733            5.2%
                                                  ------------           -----

  GREECE -- (0.0%)
      Other Securities...................              488,971            0.0%
                                                  ------------           -----

  HONG KONG -- (2.2%)
      AIA Group, Ltd..................... 557,400    3,858,008            0.2%
      CK Hutchison Holdings, Ltd......... 269,200    3,361,577            0.2%
      Other Securities...................           43,036,817            1.9%
                                                  ------------           -----
  TOTAL HONG KONG........................           50,256,402            2.3%
                                                  ------------           -----

  HUNGARY -- (0.1%)
      Other Securities...................            2,103,046            0.1%
                                                  ------------           -----

  INDIA -- (2.8%)
      Other Securities...................           65,062,192            3.0%
                                                  ------------           -----

  INDONESIA -- (0.6%)
      Other Securities...................           14,052,711            0.6%
                                                  ------------           -----

  IRELAND -- (0.4%)
      Other Securities...................            9,175,801            0.4%
                                                  ------------           -----

  ISRAEL -- (0.5%)
      Other Securities...................           11,279,942            0.5%
                                                  ------------           -----

  ITALY -- (2.0%)
  #   Eni SpA............................ 205,577    3,188,707            0.2%
  *   UniCredit SpA...................... 247,229    4,025,496            0.2%
      Other Securities...................           39,950,303            1.8%
                                                  ------------           -----
  TOTAL ITALY............................           47,164,506            2.2%
                                                  ------------           -----

  JAPAN -- (16.2%)
      Mitsubishi UFJ Financial Group,
       Inc............................... 600,200    3,803,223            0.2%
      Toyota Motor Corp.................. 218,788   11,840,972            0.6%
      Other Securities...................          361,426,018           16.4%
                                                  ------------           -----
  TOTAL JAPAN............................          377,070,213           17.2%
                                                  ------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                           PERCENTAGE
                                     SHARES    VALUE++   OF NET ASSETS**
                                     ------    -------   ---------------
       MALAYSIA -- (0.7%)
           Other Securities.........         $15,255,112            0.7%
                                             -----------            ----

       MEXICO -- (0.8%)
           Other Securities.........          19,506,984            0.9%
                                             -----------            ----

       NETHERLANDS -- (1.9%)
           Koninklijke Ahold
            Delhaize NV............. 155,008   3,211,024            0.2%
           Other Securities.........          40,712,278            1.8%
                                             -----------            ----
       TOTAL NETHERLANDS............          43,923,302            2.0%
                                             -----------            ----

       NEW ZEALAND -- (0.3%)
           Other Securities.........           7,265,190            0.3%
                                             -----------            ----

       NORWAY -- (0.6%)
           Other Securities.........          14,294,075            0.7%
                                             -----------            ----

       PERU -- (0.0%)
           Other Securities.........             351,590            0.0%
                                             -----------            ----

       PHILIPPINES -- (0.3%)
           Other Securities.........           7,355,760            0.3%
                                             -----------            ----

       POLAND -- (0.4%)
           Other Securities.........           8,785,367            0.4%
                                             -----------            ----

       PORTUGAL -- (0.2%)
           Other Securities.........           4,442,875            0.2%
                                             -----------            ----

       RUSSIA -- (0.3%)
           Other Securities.........           6,306,601            0.3%
                                             -----------            ----

       SINGAPORE -- (0.8%)
           Other Securities.........          19,031,049            0.9%
                                             -----------            ----

       SOUTH AFRICA -- (1.7%)
           Other Securities.........          40,251,482            1.8%
                                             -----------            ----

       SOUTH KOREA -- (3.8%)
           Samsung Electronics Co.,
            Ltd.....................   7,245  14,203,296            0.7%
           Other Securities.........          74,314,488            3.3%
                                             -----------            ----
       TOTAL SOUTH KOREA............          88,517,784            4.0%
                                             -----------            ----

       SPAIN -- (1.8%)
           Banco Bilbao Vizcaya
            Argentaria SA........... 426,873   3,419,942            0.2%
       #   Banco Santander SA....... 820,758   5,348,816            0.3%
           Iberdrola SA............. 444,682   3,196,715            0.2%
           Other Securities.........          31,050,232            1.3%
                                             -----------            ----
       TOTAL SPAIN..................          43,015,705            2.0%
                                             -----------            ----

       SWEDEN -- (2.0%)
           Other Securities.........          47,537,873            2.2%
                                             -----------            ----

       SWITZERLAND -- (4.3%)
           ABB, Ltd................. 127,841   3,132,648            0.2%
           Nestle SA................ 200,030  15,406,403            0.7%
           Novartis AG..............  56,381   4,340,495            0.2%
           Roche Holding AG.........  13,790   3,608,351            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                             ------      -------     ---------------
SWITZERLAND -- (Continued)
*   Syngenta AG............................................     8,330 $    3,871,229            0.2%
    UBS Group AG...........................................   191,586      3,270,533            0.2%
    Other Securities.......................................               66,581,060            2.9%
                                                                      --------------           -----
TOTAL SWITZERLAND..........................................              100,210,719            4.6%
                                                                      --------------           -----

TAIWAN -- (3.7%)
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................   134,422      4,445,336            0.2%
    Other Securities.......................................               81,547,455            3.7%
                                                                      --------------           -----
TOTAL TAIWAN...............................................               85,992,791            3.9%
                                                                      --------------           -----

THAILAND -- (0.6%)
    Other Securities.......................................               14,286,414            0.6%
                                                                      --------------           -----

TURKEY -- (0.3%)
    Other Securities.......................................                7,350,971            0.3%
                                                                      --------------           -----

UNITED KINGDOM -- (11.5%)
    BP P.L.C. Sponsored ADR................................   285,945      9,813,632            0.5%
    HSBC Holdings P.L.C. Sponsored ADR.....................   242,758      9,994,347            0.5%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A........   124,731      6,509,711            0.3%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B........   112,412      6,083,737            0.3%
    Vodafone Group P.L.C................................... 1,455,360      3,748,483            0.2%
    Other Securities.......................................              232,151,561           10.5%
                                                                      --------------           -----
TOTAL UNITED KINGDOM.......................................              268,301,471           12.3%
                                                                      --------------           -----

UNITED STATES -- (0.0%)
    Other Securities.......................................                  101,498            0.0%
                                                                      --------------           -----
TOTAL COMMON STOCKS........................................            2,149,708,883           98.2%
                                                                      --------------           -----

PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.6%)
    Other Securities.......................................               12,958,296            0.6%
                                                                      --------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  177,555            0.0%
                                                                      --------------           -----

COLOMBIA -- (0.0%)
    Other Securities.......................................                  321,134            0.0%
                                                                      --------------           -----

GERMANY -- (0.3%)
    Volkswagen AG..........................................    22,876      3,631,490            0.2%
    Other Securities.......................................                4,556,203            0.2%
                                                                      --------------           -----
TOTAL GERMANY..............................................                8,187,693            0.4%
                                                                      --------------           -----

INDIA -- (0.0%)
    Other Securities.......................................                   24,206            0.0%
                                                                      --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities.......................................                    1,305            0.0%
                                                                      --------------           -----
TOTAL PREFERRED STOCKS.....................................               21,670,189            1.0%
                                                                      --------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.......................................                       48            0.0%
                                                                      --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                        ------      -------     ---------------
ITALY -- (0.0%)
      Other Securities...............            $        2,275            0.0%
                                                 --------------          ------

MALAYSIA -- (0.0%)
      Other Securities...............                     6,880            0.0%
                                                 --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities...............                     1,115            0.0%
                                                 --------------          ------

TAIWAN -- (0.0%)
      Other Securities...............                     5,434            0.0%
                                                 --------------          ------

THAILAND -- (0.0%)
      Other Securities...............                     3,253            0.0%
                                                 --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities...............                    90,149            0.0%
                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................                   109,154            0.0%
                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........             2,171,488,226
                                                 --------------

                                                    VALUE+
                                                    ------
SECURITIES LENDING COLLATERAL -- (7.0%)
(S)@  DFA Short Term Investment Fund. 14,162,737    163,905,361            7.5%
                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,152,705,143)............              $2,335,393,587          106.7%
                                                 ==============          ======

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
Common Stocks
 Australia......................... $    872,475 $   94,619,844   --    $   95,492,319
 Austria...........................           --     10,037,255   --        10,037,255
 Belgium...........................      122,412     23,342,740   --        23,465,152
 Brazil............................   29,062,297             --   --        29,062,297
 Canada............................  137,279,763             --   --       137,279,763
 Chile.............................    1,741,865      4,981,372   --         6,723,237
 China.............................   13,948,318    126,373,798   --       140,322,116
 Colombia..........................    1,961,997             --   --         1,961,997
 Czech Republic....................           --        558,124   --           558,124
 Denmark...........................      206,706     27,623,164   --        27,829,870
 Egypt.............................           --        174,122   --           174,122
 Finland...........................      118,181     27,188,178   --        27,306,359
 France............................    1,799,786    116,067,356   --       117,867,142
 Germany...........................    2,166,728    110,724,005   --       112,890,733
 Greece............................           --        488,971   --           488,971
 Hong Kong.........................       99,954     50,156,448   --        50,256,402
 Hungary...........................           --      2,103,046   --         2,103,046
 India.............................      843,023     64,219,169   --        65,062,192
 Indonesia.........................      205,094     13,847,617   --        14,052,711
 Ireland...........................    2,032,540      7,143,261   --         9,175,801
 Israel............................    1,899,238      9,380,704   --        11,279,942
 Italy.............................      160,681     47,003,825   --        47,164,506

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
 Japan............................. $  2,636,336 $  374,433,877   --    $  377,070,213
 Malaysia..........................           --     15,255,112   --        15,255,112
 Mexico............................   19,506,984             --   --        19,506,984
 Netherlands.......................    3,712,352     40,210,950   --        43,923,302
 New Zealand.......................           --      7,265,190   --         7,265,190
 Norway............................      133,792     14,160,283   --        14,294,075
 Peru..............................      351,590             --   --           351,590
 Philippines.......................       31,959      7,323,801   --         7,355,760
 Poland............................           --      8,785,367   --         8,785,367
 Portugal..........................           --      4,442,875   --         4,442,875
 Russia............................    1,431,775      4,874,826   --         6,306,601
 Singapore.........................           --     19,031,049   --        19,031,049
 South Africa......................    3,383,005     36,868,477   --        40,251,482
 South Korea.......................    1,088,358     87,429,426   --        88,517,784
 Spain.............................      812,403     42,203,302   --        43,015,705
 Sweden............................       52,491     47,485,382   --        47,537,873
 Switzerland.......................    4,790,191     95,420,528   --       100,210,719
 Taiwan............................    4,662,110     81,330,681   --        85,992,791
 Thailand..........................   14,286,414             --   --        14,286,414
 Turkey............................       21,000      7,329,971   --         7,350,971
 United Kingdom....................   61,066,567    207,234,904   --       268,301,471
 United States.....................           --        101,498   --           101,498
Preferred Stocks...................
 Brazil............................   12,958,296             --   --        12,958,296
 Chile.............................           --        177,555   --           177,555
 Colombia..........................      321,134             --   --           321,134
 Germany...........................           --      8,187,693   --         8,187,693
 India.............................           --         24,206   --            24,206
 United Kingdom....................           --          1,305   --             1,305
Rights/Warrants....................
 Brazil............................           --             48   --                48
 Italy.............................           --          2,275   --             2,275
 Malaysia..........................           --          6,880   --             6,880
 South Korea.......................           --          1,115   --             1,115
 Taiwan............................           --          5,434   --             5,434
 Thailand..........................           --          3,253   --             3,253
 United Kingdom....................           --         90,149   --            90,149
Securities Lending Collateral......           --    163,905,361   --       163,905,361
                                    ------------ --------------   --    --------------
TOTAL.............................. $325,767,815 $2,009,625,772   --    $2,335,393,587
                                    ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                       SHARES      VALUE+
                                                                     ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc............................... 11,331,620 $230,825,090
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc............................... 12,899,971  165,764,625
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc...............................  2,593,690   52,081,287
                                                                                ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $399,516,833)............................................             448,671,002
                                                                                ------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.680%
  (Cost $322,101)...................................................    322,101      322,101
                                                                                ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $399,838,934)............................................            $448,993,103
                                                                                ============

Summary of the Fund's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     -----------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     ------------ ------- ------- ------------
 Affiliated Investment Companies.... $448,671,002   --      --    $448,671,002
 Temporary Cash Investments.........      322,101   --      --         322,101
                                     ------------   --      --    ------------
 TOTAL.............................. $448,993,103   --      --    $448,993,103
                                     ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)


                                                           SHARES      VALUE+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,312,954 $142,310,078
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 9,039,605  116,158,929
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 2,923,636   58,706,601
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $270,709,066).................................           $317,175,608
                                                                    ============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------
                                      LEVEL 1     LEVEL 2   LEVEL 3     TOTAL
                                    ------------ ---------  ------- ------------
Affiliated Investment Companies.... $317,175,608        --    --    $317,175,608
Futures Contracts**................      163,014        --    --         163,014
Forward Currency Contracts**.......           -- $(110,728)   --        (110,728)
                                    ------------ ---------    --    ------------
TOTAL.............................. $317,338,622 $(110,728)   --    $317,227,894
                                    ============ =========    ==    ============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                          EMERGING MARKETS PORTFOLIO

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Series of
       The DFA Investment Trust Company..................... $5,688,367,394
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $4,238,392,775)............................. $5,688,367,394
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                                 VALUE+
                                                             --------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Emerging Markets Small Cap Series of
       The DFA Investment Trust Company..................... $6,505,830,321
                                                             --------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
          (Cost $5,780,415,651)............................. $6,505,830,321
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                                VALUE+
                                                            ---------------
    AFFILIATED INVESTMENT COMPANY -- (100.0%)
    Investment in Dimensional Emerging Markets Value Fund.. $17,986,994,600
                                                            ---------------
       TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
         (Cost $16,897,663,786)............................ $17,986,994,600
                                                            ===============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (92.4%)
BRAZIL -- (5.4%)
    Ambev SA ADR........................................  12,546,714 $   71,892,671            0.3%
    BM&FBovespa SA -- Bolsa de Valores Mercadorias e
     Futuros............................................  10,615,945     63,580,950            0.3%
    Ultrapar Participacoes SA...........................   2,067,950     45,879,882            0.2%
    Other Securities....................................              1,058,472,399            4.8%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,239,825,902            5.6%
                                                                     --------------           -----

CHILE -- (1.3%)
    Other Securities....................................                304,098,060            1.4%
                                                                     --------------           -----

CHINA -- (15.8%)
*   Alibaba Group Holding, Ltd. Sponsored ADR...........     928,258    107,213,799            0.5%
    Bank of China, Ltd. Class H......................... 150,583,702     72,839,236            0.3%
    China Construction Bank Corp. Class H............... 243,058,302    197,281,496            0.9%
    China Mobile, Ltd...................................   9,455,000    100,663,786            0.5%
    China Mobile, Ltd. Sponsored ADR....................   1,997,961    106,531,281            0.5%
    Industrial & Commercial Bank of China, Ltd. Class H. 172,209,725    112,257,600            0.5%
    NetEase, Inc. ADR...................................     246,761     65,487,902            0.3%
    Ping An Insurance Group Co. of China, Ltd. Class H..  15,605,500     87,738,060            0.4%
    Tencent Holdings, Ltd...............................  10,436,500    327,010,196            1.5%
    Other Securities....................................              2,473,756,059           11.0%
                                                                     --------------           -----
TOTAL CHINA.............................................              3,650,779,415           16.4%
                                                                     --------------           -----

COLOMBIA -- (0.3%)
    Other Securities....................................                 71,270,885            0.3%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.1%)
    Other Securities....................................                 31,146,057            0.1%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 16,612,512            0.1%
                                                                     --------------           -----

GREECE -- (0.2%)
    Other Securities....................................                 55,752,682            0.2%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                    795,966            0.0%
                                                                     --------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................                 81,775,245            0.4%
                                                                     --------------           -----

INDIA -- (12.9%)
    HDFC Bank, Ltd......................................   2,994,559     71,794,694            0.3%
    Housing Development Finance Corp., Ltd..............   3,100,726     74,022,536            0.4%
    Infosys, Ltd........................................   3,738,427     53,536,885            0.3%
#   Infosys, Ltd. Sponsored ADR.........................   3,708,004     53,988,538            0.3%
    ITC, Ltd............................................  12,536,994     54,093,595            0.3%
    Reliance Industries, Ltd............................   3,320,225     71,905,811            0.3%
    Tata Consultancy Services, Ltd......................   1,537,993     54,349,867            0.3%
    Yes Bank, Ltd.......................................   1,919,569     48,826,342            0.2%
    Other Securities....................................              2,500,129,079           11.0%
                                                                     --------------           -----
TOTAL INDIA.............................................              2,982,647,347           13.4%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                 SHARES      VALUE++     OF NET ASSETS**
                                                 ------      -------     ---------------
INDONESIA -- (2.9%)
    Bank Central Asia Tbk PT.................. 40,100,600 $   53,331,430            0.3%
    Bank Rakyat Indonesia Persero Tbk PT...... 50,598,500     48,873,101            0.2%
    Other Securities..........................               560,480,111            2.5%
                                                          --------------           -----
TOTAL INDONESIA...............................               662,684,642            3.0%
                                                          --------------           -----

MALAYSIA -- (3.3%)
    Other Securities..........................               757,378,044            3.4%
                                                          --------------           -----

MEXICO -- (3.7%)
    America Movil S.A.B. de C.V. Series L ADR.  3,134,148     48,234,537            0.2%
*   Cemex S.A.B. de C.V. Sponsored ADR........  6,399,701     59,005,244            0.3%
    Grupo Mexico S.A.B. de C.V. Series B...... 19,578,566     57,211,294            0.3%
    Grupo Televisa S.A.B. Sponsored ADR.......  1,922,391     46,714,101            0.2%
    Other Securities..........................               635,036,831            2.8%
                                                          --------------           -----
TOTAL MEXICO..................................               846,202,007            3.8%
                                                          --------------           -----

PERU -- (0.1%)
    Other Securities..........................                26,006,050            0.1%
                                                          --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities..........................               310,250,223            1.4%
                                                          --------------           -----

POLAND -- (1.6%)
    Polski Koncern Naftowy Orlen SA...........  2,073,148     61,957,229            0.3%
    Other Securities..........................               317,221,777            1.4%
                                                          --------------           -----
TOTAL POLAND..................................               379,179,006            1.7%
                                                          --------------           -----

RUSSIA -- (1.3%)
    Sberbank of Russia PJSC Sponsored ADR.....  4,081,901     48,663,677            0.2%
    Other Securities..........................               250,852,025            1.1%
                                                          --------------           -----
TOTAL RUSSIA..................................               299,515,702            1.3%
                                                          --------------           -----

SOUTH AFRICA -- (6.9%)
#   AngloGold Ashanti, Ltd. Sponsored ADR.....  4,151,296     47,449,313            0.2%
    FirstRand, Ltd............................ 18,295,995     68,259,037            0.3%
    MTN Group, Ltd............................  9,901,001     93,636,938            0.4%
    Naspers, Ltd. Class N.....................    466,930     88,787,427            0.4%
#   Sanlam, Ltd...............................  9,204,888     48,882,409            0.2%
    Standard Bank Group, Ltd..................  6,505,944     72,245,795            0.3%
#   Steinhoff International Holdings NV.......  9,034,034     45,956,987            0.2%
    Other Securities..........................             1,128,929,937            5.1%
                                                          --------------           -----
TOTAL SOUTH AFRICA............................             1,594,147,843            7.1%
                                                          --------------           -----

SOUTH KOREA -- (15.5%)
    Hyundai Motor Co..........................    433,085     54,775,248            0.3%
    LG Chem, Ltd..............................    207,292     49,859,554            0.2%
#   LG Electronics, Inc.......................    834,743     50,671,915            0.3%
    NAVER Corp................................     71,470     50,230,817            0.2%
    Samsung Electronics Co., Ltd..............    426,639    836,394,674            3.8%
    SK Holdings Co., Ltd......................    247,932     52,809,989            0.3%
    SK Hynix, Inc.............................  3,141,984    148,846,344            0.7%
    Other Securities..........................             2,327,329,975           10.2%
                                                          --------------           -----
TOTAL SOUTH KOREA.............................             3,570,918,516           16.0%
                                                          --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                         PERCENTAGE
                                                              SHARES       VALUE++     OF NET ASSETS**
                                                              ------       -------     ---------------
TAIWAN -- (14.8%)
    Hon Hai Precision Industry Co., Ltd.................... 55,950,504 $   183,135,028            0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 41,147,652     265,068,840            1.2%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  7,660,550     253,334,389            1.2%
    Other Securities.......................................              2,722,258,278           12.2%
                                                                       ---------------           -----
TOTAL TAIWAN...............................................              3,423,796,535           15.4%
                                                                       ---------------           -----

THAILAND -- (3.0%)
    PTT PCL................................................  5,479,380      61,621,244            0.3%
    Other Securities.......................................                632,166,413            2.8%
                                                                       ---------------           -----
TOTAL THAILAND.............................................                693,787,657            3.1%
                                                                       ---------------           -----

TURKEY -- (1.5%)
    Other Securities.......................................                342,140,540            1.5%
                                                                       ---------------           -----
TOTAL COMMON STOCKS........................................             21,340,710,836           95.7%
                                                                       ---------------           -----

PREFERRED STOCKS -- (2.9%)
BRAZIL -- (2.8%)
    Banco Bradesco SA......................................  5,283,085      55,609,669            0.3%
    Banco Bradesco SA ADR..................................  7,269,077      76,688,760            0.4%
    Itau Unibanco Holding SA............................... 10,663,754     131,900,563            0.6%
    Itau Unibanco Holding SA ADR...........................  6,510,406      80,077,994            0.4%
    Other Securities.......................................                291,597,416            1.2%
                                                                       ---------------           -----
TOTAL BRAZIL...............................................                635,874,402            2.9%
                                                                       ---------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  3,545,969            0.0%
                                                                       ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities.......................................                 16,903,277            0.1%
                                                                       ---------------           -----
INDIA -- (0.0%)
    Other Securities.......................................                  1,088,369            0.0%
                                                                       ---------------           -----
TOTAL PREFERRED STOCKS.....................................                657,412,017            3.0%
                                                                       ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities.......................................                     68,771            0.0%
                                                                       ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities.......................................                    374,190            0.0%
                                                                       ---------------           -----

PHILIPPINES -- (0.0%)
    Other Securities.......................................                     18,747            0.0%
                                                                       ---------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities.......................................                     65,265            0.0%
                                                                       ---------------           -----

TAIWAN -- (0.0%)
    Other Securities.......................................                    224,205            0.0%
                                                                       ---------------           -----

THAILAND -- (0.0%)
    Other Securities.......................................                    108,188            0.0%
                                                                       ---------------           -----
TOTAL RIGHTS/WARRANTS......................................                    859,366            0.0%
                                                                       ---------------           -----
TOTAL INVESTMENT SECURITIES................................             21,998,982,219
                                                                       ---------------

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                        SHARES       VALUE+      OF NET ASSETS**
                                        ------       ------      ---------------
SECURITIES LENDING COLLATERAL -- (4.7%)
(S)@  DFA Short Term Investment Fund. 94,695,863 $ 1,095,915,225            4.9%
                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $20,335,900,065)...........              $23,094,897,444          103.6%
                                                 ===============          ======

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $1,239,825,902              --   --    $ 1,239,825,902
  Chile.......................     99,347,676 $   204,750,384   --        304,098,060
  China.......................    546,543,403   3,104,236,012   --      3,650,779,415
  Colombia....................     71,270,885              --   --         71,270,885
  Czech Republic..............             --      31,146,057   --         31,146,057
  Egypt.......................        789,020      15,823,492   --         16,612,512
  Greece......................             --      55,752,682   --         55,752,682
  Hong Kong...................             --         795,966   --            795,966
  Hungary.....................        302,490      81,472,755   --         81,775,245
  India.......................    108,734,104   2,873,913,243   --      2,982,647,347
  Indonesia...................     29,680,010     633,004,632   --        662,684,642
  Malaysia....................          8,479     757,369,565   --        757,378,044
  Mexico......................    846,202,007              --   --        846,202,007
  Peru........................     26,006,050              --   --         26,006,050
  Philippines.................      7,086,518     303,163,705   --        310,250,223
  Poland......................             --     379,179,006   --        379,179,006
  Russia......................     35,966,192     263,549,510   --        299,515,702
  South Africa................    122,888,171   1,471,259,672   --      1,594,147,843
  South Korea.................     96,053,909   3,474,864,607   --      3,570,918,516
  Taiwan......................    280,412,577   3,143,383,958   --      3,423,796,535
  Thailand....................    693,324,691         462,966   --        693,787,657
  Turkey......................      2,550,861     339,589,679   --        342,140,540
Preferred Stocks
  Brazil......................    635,874,402              --   --        635,874,402
  Chile.......................             --       3,545,969   --          3,545,969
  Colombia....................     16,903,277              --   --         16,903,277
  India.......................         75,669       1,012,700   --          1,088,369
Rights/Warrants
  Brazil......................             --          68,771   --             68,771
  Malaysia....................             --         374,190   --            374,190
  Philippines.................             --          18,747   --             18,747
  South Korea.................             --          65,265   --             65,265
  Taiwan......................             --         224,205   --            224,205
  Thailand....................             --         108,188   --            108,188
Securities Lending Collateral.             --   1,095,915,225   --      1,095,915,225
Futures Contracts**...........      2,813,972              --   --          2,813,972
                               -------------- ---------------   --    ---------------
TOTAL......................... $4,862,660,265 $18,235,051,151   --    $23,097,711,416
                               ============== ===============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                   ENHANCED U.S.
                                                                       LARGE      U.S. LARGE CAP
                                                                      COMPANY         EQUITY      U.S. LARGE CAP
                                                                     PORTFOLIO      PORTFOLIO*    VALUE PORTFOLIO
                                                                   -------------- --------------  ---------------
ASSETS:
Investments in Affiliated Investment Company at Value.............             --             --  $   21,064,989
Investments at Value (including $0, $37,058, $0 and $2,078,550
 of securities on loan, respectively)............................. $      253,972 $    1,031,534              --
Temporary Cash Investments at Value & Cost........................             --          5,108              --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $1, $31,083, $0 and $1,703,529)...............              1         31,088              --
Segregated Cash for Futures Contracts.............................             --             --              --
Cash..............................................................          3,475             --              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold........          1,507             --              --
  Dividends, Interest and Tax Reclaims............................          1,394            987              --
  Securities Lending Income.......................................             --             11              --
  Fund Shares Sold................................................            160          6,567          10,443
  Futures Margin Variation........................................             --              1              --
Prepaid Expenses and Other Assets.................................             24             36             200
                                                                   -------------- --------------  --------------
    Total Assets..................................................        260,533      1,075,332      21,075,632
                                                                   -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................             --         31,078              --
  Investment Securities/Affiliated Investment Company
   Purchased......................................................          3,473          2,822              --
  Fund Shares Redeemed............................................             59             46          18,267
  Due to Advisor..................................................             24            126           2,557
  Futures Margin Variation........................................            605             --              --
Accrued Expenses and Other Liabilities............................             22             47             716
                                                                   -------------- --------------  --------------
    Total Liabilities.............................................          4,183         34,119          21,540
                                                                   -------------- --------------  --------------
NET ASSETS........................................................ $      256,350 $    1,041,213  $   21,054,092
                                                                   ============== ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $53,053 and shares outstanding of 0; 0; 0 and 2,222,293,
 respectively.....................................................            N/A            N/A             N/A
                                                                   ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................            N/A            N/A             N/A
                                                                   ============== ==============  ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $179,693 and shares outstanding of 0; 0; 0 and 7,563,837,
 respectively.....................................................            N/A            N/A             N/A
                                                                   ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................            N/A            N/A             N/A
                                                                   ============== ==============  ==============
Institutional Class Shares -- based on net assets of $256,350;
 $1,041,213; $21,054,092 and $9,418,997 and shares
 outstanding of 19,131,400; 70,560,358; 578,208,176 and
 394,442,842, respectively........................................ $        13.40 $        14.76  $        36.41
                                                                   ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................................  1,000,000,000  1,000,000,000   4,000,000,000
                                                                   ============== ==============  ==============
Investments in Affiliated Investment Company at Cost.............. $           -- $           --  $   14,743,777
                                                                   ============== ==============  ==============
Investments at Cost............................................... $      253,894 $      866,575  $           --
                                                                   ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $      226,088 $      883,728  $   14,030,750
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................            352          1,225          34,467
Accumulated Net Realized Gain (Loss)..............................         26,852         (8,705)        667,663
Net Unrealized Appreciation (Depreciation)........................          3,058        164,965       6,321,212
                                                                   -------------- --------------  --------------
NET ASSETS........................................................ $      256,350 $    1,041,213  $   21,054,092
                                                                   ============== ==============  ==============


                                                                    U.S. TARGETED
                                                                   VALUE PORTFOLIO*
                                                                   ----------------
ASSETS:
Investments in Affiliated Investment Company at Value.............              --
Investments at Value (including $0, $37,058, $0 and $2,078,550
 of securities on loan, respectively).............................  $    9,541,383
Temporary Cash Investments at Value & Cost........................         134,136
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $1, $31,083, $0 and $1,703,529)...............       1,703,831
Segregated Cash for Futures Contracts.............................           3,825
Cash..............................................................           4,889
Receivables:
  Investment Securities/Affiliated Investment Company Sold........          39,117
  Dividends, Interest and Tax Reclaims............................           2,440
  Securities Lending Income.......................................             419
  Fund Shares Sold................................................           9,120
  Futures Margin Variation........................................              --
Prepaid Expenses and Other Assets.................................             132
                                                                    --------------
    Total Assets..................................................      11,439,292
                                                                    --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................       1,703,525
  Investment Securities/Affiliated Investment Company
   Purchased......................................................          65,851
  Fund Shares Redeemed............................................          14,670
  Due to Advisor..................................................           2,753
  Futures Margin Variation........................................             214
Accrued Expenses and Other Liabilities............................             536
                                                                    --------------
    Total Liabilities.............................................       1,787,549
                                                                    --------------
NET ASSETS........................................................  $    9,651,743
                                                                    ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and
 $53,053 and shares outstanding of 0; 0; 0 and 2,222,293,
 respectively.....................................................  $        23.87
                                                                    ==============
NUMBER OF SHARES AUTHORIZED.......................................     200,000,000
                                                                    ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and
 $179,693 and shares outstanding of 0; 0; 0 and 7,563,837,
 respectively.....................................................  $        23.76
                                                                    ==============
NUMBER OF SHARES AUTHORIZED.......................................     200,000,000
                                                                    ==============
Institutional Class Shares -- based on net assets of $256,350;
 $1,041,213; $21,054,092 and $9,418,997 and shares
 outstanding of 19,131,400; 70,560,358; 578,208,176 and
 394,442,842, respectively........................................  $        23.88
                                                                    ==============
NUMBER OF SHARES AUTHORIZED.......................................   1,500,000,000
                                                                    ==============
Investments in Affiliated Investment Company at Cost..............  $           --
                                                                    ==============
Investments at Cost...............................................  $    7,778,427
                                                                    ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................................  $    7,475,082
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................           3,863
Accumulated Net Realized Gain (Loss)..............................         409,017
Net Unrealized Appreciation (Depreciation)........................       1,763,781
                                                                    --------------
NET ASSETS........................................................  $    9,651,743
                                                                    ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)


                                                                         U.S. CORE      U.S. CORE     U.S. VECTOR
                                                       U.S. SMALL CAP     EQUITY 1       EQUITY 2       EQUITY
                                                      VALUE PORTFOLIO*   PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                      ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,263,575,
 $2,603,976, $2,982,708 and $864,775 of securities
 on loan, respectively)..............................  $   14,152,959  $   18,177,683 $   20,036,304 $    4,394,446
Temporary Cash Investments at Value & Cost...........         126,008         140,212        229,151         45,293
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $1,900,283,
 $1,805,496, $2,055,495 and $664,267)................       1,900,659       1,805,785      2,055,867        664,389
Segregated Cash for Futures Contracts................           4,995           3,950          6,700          1,500
Cash.................................................          11,380           1,315          1,996          1,457
Receivables:
  Investment Securities Sold.........................          18,635           2,229         25,799         12,233
  Dividends and Interest.............................           3,183          14,875         15,771          2,655
  Securities Lending Income..........................             493             658            785            204
  Fund Shares Sold...................................           8,336          13,059         18,140          2,363
Prepaid Expenses and Other Assets....................             136             210            194             70
                                                       --------------  -------------- -------------- --------------
     Total Assets....................................      16,226,784      20,159,976     22,390,707      5,124,610
                                                       --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................       1,900,168       1,805,353      2,055,323        664,258
  Investment Securities Purchased....................          20,709              --         67,033         15,135
  Fund Shares Redeemed...............................           7,599           5,625          5,442          2,224
  Due to Advisor.....................................           5,796           2,535          3,276          1,082
  Futures Margin Variation...........................             280             221            375             84
Accrued Expenses and Other Liabilities...............             892             741            899            261
                                                       --------------  -------------- -------------- --------------
     Total Liabilities...............................       1,935,444       1,814,475      2,132,348        683,044
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   14,291,340  $   18,345,501 $   20,258,359 $    4,441,566
                                                       ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $14,291,340; $18,345,501; $20,258,359 and
 $4,441,566 and shares outstanding of
 385,837,964; 900,421,377; 1,041,156,367 and
 246,800,248, respectively...........................  $        37.04  $        20.37 $        19.46 $        18.00
                                                       ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED..........................   3,400,000,000   3,000,000,000  4,600,000,000  2,000,000,000
                                                       ==============  ============== ============== ==============
Investments at Cost..................................  $   10,585,596  $   12,639,097 $   13,503,005 $    2,972,639
                                                       ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital......................................  $    9,907,983  $   12,744,167 $   13,625,691 $    2,948,057
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................           3,460          19,633         21,824          3,488
Accumulated Net Realized Gain (Loss).................         810,959          42,490         75,885         67,800
Net Unrealized Appreciation (Depreciation)...........       3,568,938       5,539,211      6,534,959      1,422,221
                                                       --------------  -------------- -------------- --------------
NET ASSETS...........................................  $   14,291,340  $   18,345,501 $   20,258,359 $    4,441,566
                                                       ==============  ============== ============== ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)


                                                                                    DFA REAL ESTATE    LARGE CAP
                                                      U.S. SMALL CAP U.S. MICRO CAP   SECURITIES     INTERNATIONAL
                                                        PORTFOLIO*     PORTFOLIO*     PORTFOLIO*      PORTFOLIO*
                                                      -------------- -------------- --------------- --------------
ASSETS:
Investments at Value (including $3,797,096,
 $1,064,522, $573,650 and $405,915 of securities
 on loan, respectively).............................. $   15,544,615 $    5,798,004 $    7,784,953  $    4,071,067
Temporary Cash Investments at Value & Cost...........        211,738         54,274        102,157              --
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $3,518,240,
 $952,632, $475,841 and $342,825)....................      3,518,844        952,804        475,931         342,820
Segregated Cash for Futures Contracts................          7,313          1,985          3,955           1,487
Foreign Currencies at Value..........................             --             --             --           4,148
Cash.................................................          6,091          4,449             --          33,441
Receivables:
  Investment Securities Sold.........................          6,660          9,268             --              --
  Dividends, Interest and Tax Reclaims...............          3,922          1,781          7,185          19,240
  Securities Lending Income..........................          1,359            445             79             439
  Fund Shares Sold...................................         10,897          2,717          4,758           3,107
Prepaid Expenses and Other Assets....................            129             64             92              44
                                                      -------------- -------------- --------------  --------------
     Total Assets....................................     19,311,568      6,825,791      8,379,110       4,475,793
                                                      -------------- -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................      3,518,123        952,605        475,836         342,767
  Investment Securities Purchased....................         30,717         11,175         10,495              57
  Fund Shares Redeemed...............................         35,983          2,942          2,281           1,215
  Due to Advisor.....................................          4,442          2,357          1,047             697
  Futures Margin Variation...........................          1,345            381            221              78
Accrued Expenses and Other Liabilities...............            720            402            446             272
                                                      -------------- -------------- --------------  --------------
     Total Liabilities...............................      3,591,330        969,862        490,326         345,086
                                                      -------------- -------------- --------------  --------------
NET ASSETS........................................... $   15,720,238 $    5,855,929 $    7,888,784  $    4,130,707
                                                      ============== ============== ==============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $15,720,238; $5,855,929; $7,888,784 and
 $4,130,707 and shares outstanding of
 456,945,402; 277,885,714; 227,804,277 and
 192,213,663, respectively........................... $        34.40 $        21.07 $        34.63  $        21.49
                                                      ============== ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED..........................  2,000,000,000  3,000,000,000  1,700,000,000   1,500,000,000
                                                      ============== ============== ==============  ==============
Investments at Cost.................................. $   11,875,058 $    3,859,648 $    5,562,309  $    3,491,512
                                                      ============== ============== ==============  ==============
Foreign Currencies at Cost........................... $           -- $           -- $           --  $        4,169
                                                      ============== ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $   11,445,983 $    3,629,207 $    5,690,819  $    3,742,861
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................          6,208          1,497         69,541          23,646
Accumulated Net Realized Gain (Loss).................        595,469        285,972        (95,021)       (215,927)
Net Unrealized Foreign Exchange Gain (Loss)..........             --             --             --              14
Net Unrealized Appreciation (Depreciation)...........      3,672,578      1,939,253      2,223,445         580,113
                                                      -------------- -------------- --------------  --------------
NET ASSETS........................................... $   15,720,238 $    5,855,929 $    7,888,784  $    4,130,707
                                                      ============== ============== ==============  ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)


                                                                    INTERNATIONAL                                ASIA PACIFIC
                                                    INTERNATIONAL       SMALL      GLOBAL SMALL JAPANESE SMALL      SMALL
                                                     CORE EQUITY       COMPANY       COMPANY       COMPANY         COMPANY
                                                     PORTFOLIO*       PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO
                                                   --------------  --------------  ------------ --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................             --  $   11,971,270  $     10,345 $      538,996  $      282,928
Investments at Value (including $2,170,666, $0,
 $0, $0 and $0 of securities on loan,
 respectively).................................... $   20,697,972              --            --             --              --
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of
 $2,079,308, $0, $0, $0 and $0)...................      2,079,631              --            --             --              --
Segregated Cash for Futures Contracts.............          8,100           4,654            --             --              --
Foreign Currencies at Value.......................         10,746              --            --             --              --
Cash..............................................        325,004         123,062            22             --              --
Receivables:
 Investment Securities Sold.......................          6,308              --            --             --              --
 Dividends, Interest and Tax Reclaims.............         93,638              --            --             --              --
 Securities Lending Income........................          3,421              --            --             --              --
 Fund Shares Sold.................................         20,058           4,480           110            262              --
 From Advisor.....................................             --              --             8             --              --
Unrealized Gain on Foreign Currency Contracts.....             32              --            --             --              --
Deferred Offering Costs...........................             --              --            23             --              --
Prepaid Expenses and Other Assets.................            220              70             4             12              12
                                                   --------------  --------------  ------------ --------------  --------------
    Total Assets..................................     23,245,130      12,103,536        10,512        539,270         282,940
                                                   --------------  --------------  ------------ --------------  --------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned.................      2,079,284              --            --             --              --
 Investment Securities Purchased..................        139,434              --            40             --              --
 Fund Shares Redeemed.............................          5,133           7,577            --             10              50
 Due to Advisor...................................          4,545           3,850            --            174              93
 Futures Margin Variation.........................            454             464            --             --              --
Unrealized Loss on Foreign Currency Contracts.....             55              --            --             --              --
Accrued Expenses and Other Liabilities............            871             417             2             15              11
                                                   --------------  --------------  ------------ --------------  --------------
    Total Liabilities.............................      2,229,776          12,308            42            199             154
                                                   --------------  --------------  ------------ --------------  --------------
NET ASSETS........................................ $   21,015,354  $   12,091,228  $     10,470 $      539,071  $      282,786
                                                   ==============  ==============  ============ ==============  ==============
NET ASSET VALUE, OFFERING
 AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets
 of $21,015,354; $12,091,228; $10,470; $539,071
 and $282,786 and shares outstanding of
 1,635,224,061; 625,644,782; 990,694; 22,348,911
 and 13,162,865, respectively..................... $        12.85  $        19.33  $      10.57 $        24.12  $        21.48
                                                   ==============  ==============  ============ ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................  7,000,000,000   3,000,000,000   100,000,000  1,000,000,000   1,000,000,000
                                                   ==============  ==============  ============ ==============  ==============
Investments in Affiliated Investment Companies at
 Cost............................................. $           --  $   10,153,529  $     10,000 $      444,383  $      286,809
                                                   ==============  ==============  ============ ==============  ==============
Investments at Cost............................... $   18,280,468  $           --  $         -- $           --  $           --
                                                   ==============  ==============  ============ ==============  ==============
Foreign Currencies at Cost........................ $       10,744  $           --  $         -- $           --  $           --
                                                   ==============  ==============  ============ ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $   18,870,631  $   10,147,577  $     10,082 $      476,319  $      309,594
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)..........................................        127,061          16,467            32         (2,191)         (5,017)
Accumulated Net Realized Gain (Loss)..............       (401,483)        108,109            11        (29,629)        (17,907)
Net Unrealized Foreign Exchange Gain (Loss).......            151             (38)           --            (41)             (3)
Net Unrealized Appreciation (Depreciation)........      2,418,994       1,819,113           345         94,613          (3,881)
                                                   --------------  --------------  ------------ --------------  --------------
NET ASSETS........................................ $   21,015,354  $   12,091,228  $     10,470 $      539,071  $      282,786
                                                   ==============  ==============  ============ ==============  ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                         DFA
                                                       UNITED        CONTINENTAL    INTERNATIONAL    DFA GLOBAL
                                                    KINGDOM SMALL       SMALL        REAL ESTATE     REAL ESTATE
                                                       COMPANY         COMPANY       SECURITIES      SECURITIES
                                                      PORTFOLIO       PORTFOLIO      PORTFOLIO*      PORTFOLIO*
                                                    -------------- --------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................. $       43,125 $      386,549              --  $    3,549,532
Investments at Value (including $0, $0, $195,714,
 $169,934 and $893,768 of securities on loan,
 respectively).....................................             --             --  $    4,686,690       1,996,637
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $200,224, $174,718 and $894,767)..................             --             --         200,242         174,737
Segregated Cash for Futures Contracts..............             --             --           1,075              --
Foreign Currencies at Value........................             --             --           4,691              --
Cash...............................................             --             --          45,870           8,127
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold....................................             --             --             351              --
  Dividends, Interest and Tax Reclaims.............             --             --          18,909           1,857
  Securities Lending Income........................             --             --             466              23
  Fund Shares Sold.................................             --             74          15,159          38,124
Unrealized Gain on Foreign Currency Contracts......             --             --              14              --
Prepaid Expenses and Other Assets..................             14             68              79             102
                                                    -------------- --------------  --------------  --------------
    Total Assets...................................         43,139        386,691       4,973,546       5,769,139
                                                    -------------- --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.................             --             --         200,184         174,713
  Investment Securities/Affiliated Investment
   Company Purchased...............................             --             --          20,732          14,107
  Fund Shares Redeemed.............................             21             41           2,082           3,984
  Due to Advisor...................................             12            121             961             302
  Futures Margin Variation.........................             --             --              61              --
Unrealized Loss on Foreign Currency Contracts......             --             --              16              --
Accrued Expenses and Other Liabilities.............              5             12             254             206
                                                    -------------- --------------  --------------  --------------
    Total Liabilities..............................             38            174         224,290         193,312
                                                    -------------- --------------  --------------  --------------
NET ASSETS......................................... $       43,101 $      386,517  $    4,749,256  $    5,575,827
                                                    ============== ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets
 of $43,101; $386,517; $4,749,256; $5,575,827
 and $14,562,703 and shares outstanding of
 1,393,593; 15,292,635; 952,231,946;
 522,372,529 and 693,253,327, respectively......... $        30.93 $        25.27  $         4.99  $        10.67
                                                    ============== ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED........................  1,000,000,000  1,000,000,000   4,000,000,000   3,000,000,000
                                                    ============== ==============  ==============  ==============
Investments in Affiliated Investment Companies at
 Cost.............................................. $       34,523 $      296,628  $           --  $    2,959,753
                                                    ============== ==============  ==============  ==============
Investments at Cost................................ $           -- $           --  $    4,450,191  $    1,919,189
                                                    ============== ==============  ==============  ==============
Foreign Currencies at Cost......................... $           -- $           --  $        4,656  $           --
                                                    ============== ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.................................... $       33,919 $      301,692  $    5,164,678  $    4,901,629
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)...............            220          2,276        (389,673)         32,402
Accumulated Net Realized Gain (Loss)...............            350         (7,491)       (262,590)        (25,450)
Net Unrealized Foreign Exchange Gain (Loss)........             10            119              40              --
Net Unrealized Appreciation (Depreciation).........          8,602         89,921         236,801         667,246
                                                    -------------- --------------  --------------  --------------
NET ASSETS......................................... $       43,101 $      386,517  $    4,749,256  $    5,575,827
                                                    ============== ==============  ==============  ==============

                                                          DFA
                                                     INTERNATIONAL
                                                       SMALL CAP
                                                    VALUE PORTFOLIO*
                                                    ----------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value.............................................              --
Investments at Value (including $0, $0, $195,714,
 $169,934 and $893,768 of securities on loan,
 respectively).....................................  $   14,314,699
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $200,224, $174,718 and $894,767)..................         894,960
Segregated Cash for Futures Contracts..............           5,520
Foreign Currencies at Value........................          81,666
Cash...............................................          97,772
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold....................................          38,009
  Dividends, Interest and Tax Reclaims.............          71,685
  Securities Lending Income........................           2,251
  Fund Shares Sold.................................           5,910
Unrealized Gain on Foreign Currency Contracts......               7
Prepaid Expenses and Other Assets..................             134
                                                     --------------
    Total Assets...................................      15,512,613
                                                     --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.................         894,710
  Investment Securities/Affiliated Investment
   Company Purchased...............................          40,652
  Fund Shares Redeemed.............................           5,588
  Due to Advisor...................................           7,586
  Futures Margin Variation.........................             481
Unrealized Loss on Foreign Currency Contracts......               3
Accrued Expenses and Other Liabilities.............             890
                                                     --------------
    Total Liabilities..............................         949,910
                                                     --------------
NET ASSETS.........................................  $   14,562,703
                                                     ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE:
Institutional Class Shares -- based on net assets
 of $43,101; $386,517; $4,749,256; $5,575,827
 and $14,562,703 and shares outstanding of
 1,393,593; 15,292,635; 952,231,946;
 522,372,529 and 693,253,327, respectively.........  $        21.01
                                                     ==============
NUMBER OF SHARES AUTHORIZED........................   4,600,000,000
                                                     ==============
Investments in Affiliated Investment Companies at
 Cost..............................................  $           --
                                                     ==============
Investments at Cost................................  $   11,975,928
                                                     ==============
Foreign Currencies at Cost.........................  $       82,254
                                                     ==============
NET ASSETS CONSIST OF:
Paid-In Capital....................................  $   11,958,612
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income)...............         (27,590)
Accumulated Net Realized Gain (Loss)...............         291,988
Net Unrealized Foreign Exchange Gain (Loss)........              73
Net Unrealized Appreciation (Depreciation).........       2,339,620
                                                     --------------
NET ASSETS.........................................  $   14,562,703
                                                     ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                              INTERNATIONAL                  WORLD EX U.S.    WORLD EX U.S.
                                                              VECTOR EQUITY   WORLD EX U.S.  TARGETED VALUE    CORE EQUITY
                                                               PORTFOLIO*    VALUE PORTFOLIO   PORTFOLIO*      PORTFOLIO*
                                                             --------------  --------------- --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --  $      216,675              --              --
Investments at Value (including $210,226, $0, $12,345,
 $180,374 and $0 of securities on loan, respectively)....... $    2,177,654              --  $      375,699  $    2,171,488
Temporary Cash Investments at Value & Cost..................             --              --              --              --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $209,180, $0, $9,956,
 $163,878 and $0)...........................................        209,216              --           9,957         163,905
Foreign Currencies at Value.................................          1,173              --           1,726           3,698
Cash........................................................          7,667             216             921          10,802
Receivables:
  Investment Securities Sold................................            664              --             716             584
  Dividends, Interest and Tax Reclaims......................          9,689              --           1,379           7,674
  Securities Lending Income.................................            389              --              37             365
  Fund Shares Sold..........................................          2,082              55             183             963
Unrealized Gain on Foreign Currency Contracts...............              1              --               2              --
Prepaid Expenses and Other Assets...........................             50              11              26              55
                                                             --------------  --------------  --------------  --------------
    Total Assets............................................      2,408,585         216,957         390,646       2,359,534
                                                             --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................        209,175              --           9,955         163,878
  Investment Securities Purchased...........................          3,222              --           2,220           4,617
  Fund Shares Redeemed......................................          1,035              12              70             740
  Due to Advisor............................................            790              58             178             606
Unrealized Loss on Foreign Currency Contracts...............              1              --               1              --
Accrued Expenses and Other Liabilities......................            131               4              82             172
                                                             --------------  --------------  --------------  --------------
    Total Liabilities.......................................        214,354              74          12,506         170,013
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    2,194,231  $      216,883  $      378,140  $    2,189,521
                                                             ==============  ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $2,194,231; $216,883; $378,140; $2,189,521 and
 $449,153 and shares outstanding of 183,057,375;
 19,030,131; 27,726,632; 199,584,395 and 30,600,514,
 respectively............................................... $        11.99  $        11.40  $        13.64  $        10.97
                                                             ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000   1,000,000,000   1,000,000,000   1,500,000,000
                                                             ==============  ==============  ==============  ==============
Investments in Affiliated Investment Companies at
 Cost....................................................... $           --  $      196,174  $           --  $           --
                                                             ==============  ==============  ==============  ==============
Investments at Cost......................................... $    1,872,126  $           --  $      326,299  $    1,988,827
                                                             ==============  ==============  ==============  ==============
Foreign Currencies at Cost.................................. $        1,172  $           --  $        1,719  $        3,706
                                                             ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    1,877,408  $      198,784  $      330,263  $    2,007,781
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         13,057           1,014           1,594          10,827
Accumulated Net Realized Gain (Loss)........................         (1,811)         (3,381)         (3,125)        (11,780)
Net Unrealized Foreign Exchange Gain (Loss).................             12             (35)             --              13
Net Unrealized Appreciation (Depreciation)..................        305,565          20,501          49,408         182,680
                                                             --------------  --------------  --------------  --------------
NET ASSETS.................................................. $    2,194,231  $      216,883  $      378,140  $    2,189,521
                                                             ==============  ==============  ==============  ==============

                                                               WORLD CORE
                                                                 EQUITY
                                                               PORTFOLIO
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................... $      448,671
Investments at Value (including $210,226, $0, $12,345,
 $180,374 and $0 of securities on loan, respectively).......             --
Temporary Cash Investments at Value & Cost..................            322
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $209,180, $0, $9,956,
 $163,878 and $0)...........................................             --
Foreign Currencies at Value.................................             --
Cash........................................................             --
Receivables:
  Investment Securities Sold................................             --
  Dividends, Interest and Tax Reclaims......................             --
  Securities Lending Income.................................             --
  Fund Shares Sold..........................................            351
Unrealized Gain on Foreign Currency Contracts...............             --
Prepaid Expenses and Other Assets...........................             21
                                                             --------------
    Total Assets............................................        449,365
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................             --
  Investment Securities Purchased...........................            161
  Fund Shares Redeemed......................................             27
  Due to Advisor............................................             19
Unrealized Loss on Foreign Currency Contracts...............             --
Accrued Expenses and Other Liabilities......................              5
                                                             --------------
    Total Liabilities.......................................            212
                                                             --------------
NET ASSETS.................................................. $      449,153
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $2,194,231; $216,883; $378,140; $2,189,521 and
 $449,153 and shares outstanding of 183,057,375;
 19,030,131; 27,726,632; 199,584,395 and 30,600,514,
 respectively............................................... $        14.68
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000
                                                             ==============
Investments in Affiliated Investment Companies at
 Cost....................................................... $      399,517
                                                             ==============
Investments at Cost......................................... $           --
                                                             ==============
Foreign Currencies at Cost.................................. $           --
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $      403,336
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................            (33)
Accumulated Net Realized Gain (Loss)........................         (3,304)
Net Unrealized Foreign Exchange Gain (Loss).................             --
Net Unrealized Appreciation (Depreciation)..................         49,154
                                                             --------------
NET ASSETS.................................................. $      449,153
                                                             ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                     SELECTIVELY
                                                    HEDGED GLOBAL     EMERGING        EMERGING        EMERGING
                                                       EQUITY          MARKETS      MARKETS SMALL   MARKETS VALUE
                                                      PORTFOLIO       PORTFOLIO     CAP PORTFOLIO     PORTFOLIO
                                                   --------------  --------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................ $      317,176  $    5,688,367  $    6,505,830  $   17,986,995
Investments at Value (including $0, $0, $0, $0
 and $1,859,446 of securities on loan,
 respectively)....................................             --              --              --              --
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $0, $0 and $1,095,684)...........................             --              --              --              --
Segregated Cash for Futures Contracts.............            830              --              --              --
Foreign Currencies at Value.......................             --              --              --              --
Cash..............................................         19,617              --              --              --
Receivables:
 Investment Securities/Affiliated Investment
   Companies Sold.................................             --              --              --              --
 Dividends, Interest and Tax Reclaims.............             --              --              --              --
 Securities Lending Income........................             --              --              --              --
 Fund Shares Sold.................................            727           5,047           3,371           5,516
Unrealized Gain on Forward Currency Contracts.....            207              --              --              --
Unrealized Gain on Foreign Currency Contracts.....             --              --              --              --
Prepaid Expenses and Other Assets.................             13              58              51              80
                                                   --------------  --------------  --------------  --------------
    Total Assets..................................        338,570       5,693,472       6,509,252      17,992,591
                                                   --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned.................             --              --              --              --
 Investment Securities/Affiliated Investment
   Companies Purchased............................            370              --              --              --
 Fund Shares Redeemed.............................             23           3,662           2,610          13,942
 Due to Advisor...................................             11           1,472           2,366           5,866
 Futures Margin Variation.........................             46              --              --              --
Unrealized Loss on Forward Currency Contracts.....            318              --              --              --
Unrealized Loss on Foreign Currency Contracts.....             --              --              --              --
Accrued Expenses and Other Liabilities............              9             218             179             681
                                                   --------------  --------------  --------------  --------------
    Total Liabilities.............................            777           5,352           5,155          20,489
                                                   --------------  --------------  --------------  --------------
NET ASSETS........................................ $      337,793  $    5,688,120  $    6,504,097  $   17,972,102
                                                   ==============  ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0;
 $0; $24,119 and $0 and shares outstanding of 0;
 0; 0; 880,642 and 0, respectively................            N/A             N/A             N/A  $        27.39
                                                   ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................            N/A             N/A             N/A     200,000,000
                                                   ==============  ==============  ==============  ==============
Institutional Class Shares -- based on net assets
 of $337,793; $5,688,120; $6,504,097; $17,947,983
 and $22,299,430 and shares outstanding of
 22,475,170; 217,226,559; 301,548,953;
 651,352,264 and 1,110,693,339, respectively...... $        15.03  $        26.19  $        21.57  $        27.55
                                                   ==============  ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.......................  1,000,000,000   1,500,000,000   1,500,000,000   3,000,000,000
                                                   ==============  ==============  ==============  ==============
Investments in Affiliated Investment Companies at
 Cost............................................. $      270,709  $    4,238,393  $    5,780,416  $   16,897,664
                                                   ==============  ==============  ==============  ==============
Investments at Cost............................... $           --  $           --  $           --  $           --
                                                   ==============  ==============  ==============  ==============
Foreign Currencies at Cost........................ $           --  $           --  $           --  $           --
                                                   ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $      288,855  $    4,470,840  $    5,782,823  $   18,398,556
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)..........................................             45           6,345         (16,108)        (31,904)
Accumulated Net Realized Gain (Loss)..............          2,374        (239,042)         11,922      (1,484,043)
Net Unrealized Foreign Exchange Gain (Loss).......           (111)              3              46             162
Net Unrealized Appreciation (Depreciation)........         46,630       1,449,974         725,414       1,089,331
                                                   --------------  --------------  --------------  --------------
NET ASSETS........................................ $      337,793  $    5,688,120  $    6,504,097  $   17,972,102
                                                   ==============  ==============  ==============  ==============

                                                      EMERGING
                                                    MARKETS CORE
                                                       EQUITY
                                                     PORTFOLIO*
                                                   --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value............................................             --
Investments at Value (including $0, $0, $0, $0
 and $1,859,446 of securities on loan,
 respectively).................................... $   21,998,982
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $0,
 $0, $0 and $1,095,684)...........................      1,095,915
Segregated Cash for Futures Contracts.............          7,865
Foreign Currencies at Value.......................         88,495
Cash..............................................        193,057
Receivables:
 Investment Securities/Affiliated Investment
   Companies Sold.................................         22,609
 Dividends, Interest and Tax Reclaims.............         23,047
 Securities Lending Income........................          5,172
 Fund Shares Sold.................................         28,427
Unrealized Gain on Forward Currency Contracts.....             --
Unrealized Gain on Foreign Currency Contracts.....              3
Prepaid Expenses and Other Assets.................            196
                                                   --------------
    Total Assets..................................     23,463,768
                                                   --------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned.................      1,095,654
 Investment Securities/Affiliated Investment
   Companies Purchased............................         51,000
 Fund Shares Redeemed.............................          7,353
 Due to Advisor...................................          8,662
 Futures Margin Variation.........................            267
Unrealized Loss on Forward Currency Contracts.....             --
Unrealized Loss on Foreign Currency Contracts.....             24
Accrued Expenses and Other Liabilities............          1,378
                                                   --------------
    Total Liabilities.............................      1,164,338
                                                   --------------
NET ASSETS........................................ $   22,299,430
                                                   ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Class R2 Shares -- based on net assets of $0; $0;
 $0; $24,119 and $0 and shares outstanding of 0;
 0; 0; 880,642 and 0, respectively................            N/A
                                                   ==============
NUMBER OF SHARES AUTHORIZED.......................            N/A
                                                   ==============
Institutional Class Shares -- based on net assets
 of $337,793; $5,688,120; $6,504,097; $17,947,983
 and $22,299,430 and shares outstanding of
 22,475,170; 217,226,559; 301,548,953;
 651,352,264 and 1,110,693,339, respectively...... $        20.08
                                                   ==============
NUMBER OF SHARES AUTHORIZED.......................  5,000,000,000
                                                   ==============
Investments in Affiliated Investment Companies at
 Cost............................................. $           --
                                                   ==============
Investments at Cost............................... $   19,240,216
                                                   ==============
Foreign Currencies at Cost........................ $       88,740
                                                   ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................... $   20,398,507
Undistributed Net Investment Income
 (Distributions in Excess of Net Investment
 Income)..........................................         44,770
Accumulated Net Realized Gain (Loss)..............       (905,520)
Net Unrealized Foreign Exchange Gain (Loss).......             99
Net Unrealized Appreciation (Depreciation)........      2,761,574
                                                   --------------
NET ASSETS........................................ $   22,299,430
                                                   ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                     ENHANCED
                                                                    U.S. LARGE U.S. LARGE U.S. LARGE  U.S. TARGETED
                                                                     COMPANY   CAP EQUITY CAP VALUE       VALUE
                                                                    PORTFOLIO# PORTFOLIO# PORTFOLIO*   PORTFOLIO#
                                                                    ---------- ---------- ----------  -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends......................................................  $    --    $     --  $  219,975   $       --
    Income from Securities Lending.................................       --          --       1,085           --
    Expenses Allocated from Affiliated Investment Company..........       --          --     (10,911)          --
                                                                     -------    --------  ----------   ----------
     Total Net Investment Income Received from Affiliated
      Investment Company...........................................       --          --     210,149           --
                                                                     -------    --------  ----------   ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $1, $0 and $34,
   respectively)...................................................  $    --    $  9,153  $       --   $   68,372
  Interest.........................................................    1,672          --          --           --
  Income from Securities Lending...................................        7          77          --        2,516
                                                                     -------    --------  ----------   ----------
     Total Investment Income.......................................    1,679       9,230          --       70,888
                                                                     -------    --------  ----------   ----------
FUND EXPENSES
  Investment Management Fees.......................................      250         712      24,707       16,427
  Accounting & Transfer Agent Fees.................................        9          30         167          259
  S&P 500(R) Fees..................................................        4          --          --           --
  Custodian Fees...................................................        4           7          --           58
  Shareholder Servicing Fees
    Class R1 Shares................................................       --          --          --           24
    Class R2 Shares................................................       --          --          --          216
  Filing Fees......................................................       16          26         127           76
  Shareholders' Reports............................................        3           8         190          140
  Directors'/Trustees' Fees & Expenses.............................        1           5          95           46
  Professional Fees................................................        2           7          17           65
  Other............................................................        5          21          47          123
                                                                     -------    --------  ----------   ----------
     Total Expenses................................................      294         816      25,350       17,434
                                                                     -------    --------  ----------   ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)..............................      (18)         --      (9,883)          --
  Fees Paid Indirectly (Note C)....................................       (4)         --          --           --
                                                                     -------    --------  ----------   ----------
  Net Expenses.....................................................      272         816      15,467       17,434
                                                                     -------    --------  ----------   ----------
  NET INVESTMENT INCOME (LOSS).....................................    1,407       8,414     194,682       53,454
                                                                     -------    --------  ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................................     (237)      2,571     652,478      396,371
    Futures........................................................   27,341          --      12,107       11,155
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.....................       68     110,709   1,831,911      872,409
    Futures........................................................    2,744           1       4,884        2,557
                                                                     -------    --------  ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..........................   29,916     113,281   2,501,380    1,282,492
                                                                     -------    --------  ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................  $31,323    $121,695  $2,696,062   $1,335,946
                                                                     =======    ========  ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)


                                                                       U.S. SMALL U.S. CORE  U.S. CORE  U.S. VECTOR
                                                                       CAP VALUE  EQUITY 1   EQUITY 2     EQUITY
                                                                       PORTFOLIO  PORTFOLIO  PORTFOLIO   PORTFOLIO
                                                                       ---------- ---------- ---------- -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $50, $30, $35 and $10,
   respectively)#..................................................... $   94,623 $  153,647 $  168,821  $ 34,825
  Income from Securities Lending......................................      3,278      4,075      4,803     1,210
                                                                       ---------- ---------- ----------  --------
     Total Investment Income..........................................     97,901    157,722    173,624    36,035
                                                                       ---------- ---------- ----------  --------
EXPENSES
  Investment Management Fees..........................................     35,532     14,449     18,881     6,403
  Accounting & Transfer Agent Fees....................................        415        468        526       127
  Custodian Fees......................................................         95         89         97        26
  Filing Fees.........................................................        121        172        127        35
  Shareholders' Reports...............................................        161        107        129        52
  Directors'/Trustees' Fees & Expenses................................         71         81         91        21
  Professional Fees...................................................        103        118        133        31
  Other...............................................................        192        219        248        58
                                                                       ---------- ---------- ----------  --------
     Total Expenses...................................................     36,690     15,703     20,232     6,753
                                                                       ---------- ---------- ----------  --------
  NET INVESTMENT INCOME (LOSS)........................................     61,211    142,019    153,392    29,282
                                                                       ---------- ---------- ----------  --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**......................................    709,314     30,001     60,806    63,503
    Futures...........................................................     20,973     10,576     12,375     2,950
    In-Kind Redemptions...............................................     79,386         --         --        --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.............................................  1,361,435  2,068,820  2,303,338   527,084
    Futures...........................................................      5,136      3,553      4,911     1,125
                                                                       ---------- ---------- ----------  --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).............................  2,176,244  2,112,950  2,381,430   594,662
                                                                       ---------- ---------- ----------  --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $2,237,455 $2,254,969 $2,534,822  $623,944
                                                                       ========== ========== ==========  ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                               DFA REAL
                                                                        U.S. SMALL U.S. MICRO   ESTATE     LARGE CAP
                                                                           CAP        CAP     SECURITIES INTERNATIONAL
                                                                        PORTFOLIO  PORTFOLIO  PORTFOLIO    PORTFOLIO
                                                                        ---------- ---------- ---------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $29, $4, $0 and $4,983,
   respectively)#...................................................... $  102,667  $ 35,567   $168,017    $ 52,179
  Income from Securities Lending.......................................      7,041     2,101        591       1,398
                                                                        ----------  --------   --------    --------
     Total Investment Income...........................................    109,708    37,668    168,608      53,577
                                                                        ----------  --------   --------    --------
EXPENSES
  Investment Management Fees...........................................     25,932    14,226      6,375       4,357
  Accounting & Transfer Agent Fees.....................................        420       176        217         126
  Custodian Fees.......................................................         91        42         39         178
  Filing Fees..........................................................         99        41         70          31
  Shareholders' Reports................................................        142        62        111          62
  Directors'/Trustees' Fees & Expenses.................................         72        28         37          18
  Professional Fees....................................................        103        42         57          34
  Other................................................................        192        80         99          69
                                                                        ----------  --------   --------    --------
     Total Expenses....................................................     27,051    14,697      7,005       4,875
                                                                        ----------  --------   --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)..................................         --        --       (254)       (141)
  Fees Paid Indirectly (Note C)........................................         --        --         --        (132)
                                                                        ----------  --------   --------    --------
  Net Expenses.........................................................     27,051    14,697      6,751       4,602
                                                                        ----------  --------   --------    --------
  NET INVESTMENT INCOME (LOSS).........................................     82,657    22,971    161,857      48,975
                                                                        ----------  --------   --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.......................................    468,794   283,979    (21,717)     11,853
    Futures............................................................     11,882     6,138      5,170       1,906
    Foreign Currency Transactions......................................         --        --         --        (899)
    In-Kind Redemptions................................................    125,200        --         --          --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................  1,581,604   652,854    118,073     346,444
    Futures............................................................      6,700     2,384      2,226       1,452
    Translation of Foreign Currency Denominated Amounts................         --        --         --         346
                                                                        ----------  --------   --------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..............................  2,194,180   945,355    103,752     361,102
                                                                        ----------  --------   --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........ $2,276,837  $968,326   $265,609    $410,077
                                                                        ==========  ========   ========    ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                           INTERNATIONAL                 JAPANESE  ASIA PACIFIC
                                                             INTERNATIONAL     SMALL      GLOBAL SMALL    SMALL       SMALL
                                                              CORE EQUITY     COMPANY       COMPANY      COMPANY     COMPANY
                                                              PORTFOLIO#    PORTFOLIO*   PORTFOLIO (A)* PORTFOLIO*  PORTFOLIO*
                                                             ------------- ------------- -------------- ---------- ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated
   Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0,
    $11,583, $3, $633 and $84, respectively)................  $       --    $  133,511        $ 26       $ 5,776     $ 3,674
   Income from Securities Lending...........................          --        13,856           3           551         392
   Expenses Allocated from Affiliated Investment
    Companies...............................................          --        (6,538)         (1)         (318)       (168)
  Income Distributions Received from Affiliated Investment
   Companies................................................          --           239           8            --          --
                                                              ----------    ----------        ----       -------     -------
     Total Net Investment Income Received from
      Affiliated Investment Companies.......................          --       141,068          36         6,009       3,898
                                                              ----------    ----------        ----       -------     -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $23,093,
   $0, $0, $0 and $0, respectively).........................     249,096            --          --            --          --
  Income from Securities Lending............................      13,832            --          --            --          --
                                                              ----------    ----------        ----       -------     -------
     Total Investment Income................................     262,928            --          --            --          --
                                                              ----------    ----------        ----       -------     -------
FUND EXPENSES
  Investment Management Fees................................      29,668        21,562           8         1,266         644
  Accounting & Transfer Agent Fees..........................         541            60           1             3           2
  Custodian Fees............................................         935             2           1            --          --
  Filing Fees...............................................         179           111           1            10          11
  Shareholders' Reports.....................................         182           133          --             3           3
  Directors'/Trustees' Fees & Expenses......................          87            52          --             2           1
  Professional Fees.........................................         163            31          --             1          --
  Organizational & Offering Costs...........................          --            --           9            --          --
  Other.....................................................         306            36          --             2          --
                                                              ----------    ----------        ----       -------     -------
     Total Expenses.........................................      32,061        21,987          20         1,287         661
                                                              ----------    ----------        ----       -------     -------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C).................................................      (2,081)           --         (16)         (253)       (129)
  Fees Paid Indirectly (Note C).............................        (799)           --          --            --          --
                                                              ----------    ----------        ----       -------     -------
  Net Expenses..............................................      29,181        21,987           4         1,034         532
                                                              ----------    ----------        ----       -------     -------
  NET INVESTMENT INCOME (LOSS)..............................     233,747       119,081          32         4,975       3,366
                                                              ----------    ----------        ----       -------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.............................     (44,503)      117,973          12         4,995       4,278
   Futures..................................................      14,372         5,651          (1)           --          --
   Foreign Currency Transactions............................      (4,031)       (2,047)         --          (381)        (76)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............   1,942,368     1,071,748          (2)       23,816       4,656
   Affiliated Investment Companies Shares...................          --            --         347            --          --
   Futures..................................................       4,105         4,157          --             1          --
   Translation of Foreign Currency Denominated
    Amounts.................................................       1,680         1,021          --           115          (3)
                                                              ----------    ----------        ----       -------     -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................   1,913,991     1,198,503         356        28,546       8,855
                                                              ----------    ----------        ----       -------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $2,147,738    $1,317,584        $388       $33,521     $12,221
                                                              ==========    ==========        ====       =======     =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.
(a)The Portfolio commenced operations on January 18, 2017.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                     UNITED                    DFA                       DFA
                                                                    KINGDOM   CONTINENTAL INTERNATIONAL DFA GLOBAL  INTERNATIONAL
                                                                     SMALL       SMALL     REAL ESTATE  REAL ESTATE   SMALL CAP
                                                                    COMPANY     COMPANY    SECURITIES   SECURITIES      VALUE
                                                                   PORTFOLIO* PORTFOLIO*   PORTFOLIO#   PORTFOLIO#   PORTFOLIO#
                                                                   ---------- ----------- ------------- ----------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Company:
   Dividends (Net of Foreign Taxes Withheld of $1, $523, $0,
    $0 and $0, respectively)......................................   $  755     $ 3,531     $     --     $     --    $       --
   Income from Securities Lending.................................       11         512           --           --            --
   Expenses Allocated from Affiliated Investment Company..........      (23)       (201)          --           --            --
  Income Distributions Received from Affiliated Investment
   Companies......................................................       --          --           --      160,849            --
                                                                     ------     -------     --------     --------    ----------
    Total Net Investment Income Received from Affiliated
     Investment Company...........................................      743       3,842           --      160,849            --
                                                                     ------     -------     --------     --------    ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $10,768,
   $0 and $13,215, respectively)..................................       --          --       89,904       39,852       154,442
  Income from Securities Lending..................................       --          --        1,416          188        10,927
                                                                     ------     -------     --------     --------    ----------
    Total Fund Investment Income..................................       --          --       91,320       40,040       165,369
                                                                     ------     -------     --------     --------    ----------
FUND EXPENSES
  Investment Management Fees......................................       98         814        5,315        5,105        43,908
  Accounting & Transfer Agent Fees................................        2           3          135           79           401
  Custodian Fees..................................................       --          --          244           14           915
  Filing Fees.....................................................       16          24           42           75            86
  Shareholders' Reports...........................................        1           4           55          101           174
  Directors'/Trustees' Fees & Expenses............................       --           2           20           25            66
  Professional Fees...............................................        1          --           38           21           118
  Other...........................................................       --          --           72           27           243
                                                                     ------     -------     --------     --------    ----------
    Total Expenses................................................      118         847        5,921        5,447        45,911
                                                                     ------     -------     --------     --------    ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)......................      (26)       (163)          --       (3,138)           --
  Fees Paid Indirectly (Note C)...................................       --          --         (155)          --          (233)
                                                                     ------     -------     --------     --------    ----------
  Net Expenses....................................................       92         684        5,766        2,309        45,678
                                                                     ------     -------     --------     --------    ----------
  NET INVESTMENT INCOME (LOSS)....................................      651       3,158       85,554      198,580       119,691
                                                                     ------     -------     --------     --------    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................       --          --           --       14,569            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**...................................      559       3,117      (24,204)         426       306,161
   Affiliated Investment Companies Shares Sold....................       --          --           --       (1,562)           --
   Futures........................................................       --          --        3,760          222         8,861
   Foreign Currency Transactions..................................       (3)         29         (253)           3        (4,809)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................    6,241      52,027      104,882      (29,277)    1,265,279
   Futures........................................................       --          --          553           --         4,697
   Translation of Foreign Currency Denominated Amounts............        8           6          404           --         1,606
                                                                     ------     -------     --------     --------    ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................    6,805      55,179       85,142      (15,619)    1,581,795
                                                                     ------     -------     --------     --------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................   $7,456     $58,337     $170,696     $182,961    $1,701,486
                                                                     ======     =======     ========     ========    ==========

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                    WORLD EX U.S.
                                                        INTERNATIONAL WORLD EX U.S.   TARGETED    WORLD EX U.S. WORLD CORE
                                                        VECTOR EQUITY     VALUE         VALUE      CORE EQUITY    EQUITY
                                                         PORTFOLIO#    PORTFOLIO*    PORTFOLIO#    PORTFOLIO#   PORTFOLIO
                                                        ------------- ------------- ------------- ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated
   Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0,
    $228, $0, $0 and $0, respectively).................   $     --       $ 2,433       $    --      $     --     $    --
   Income from Securities Lending......................         --            98            --            --          --
   Expenses Allocated from Affiliated Investment
    Companies..........................................         --          (175)           --            --          --
  Income Distributions Received from Affiliated
   Investment Companies................................         --           170            --            --       3,426
                                                          --------       -------       -------      --------     -------
    Total Net Investment Income Received from
     Affiliated Investment Companies...................         --         2,526            --            --       3,426
                                                          --------       -------       -------      --------     -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $2,424,
   $0, $303, $2,232 and $0, respectively)..............     26,142            --         3,302        22,527           1
  Income from Securities Lending.......................      1,751            --           154         1,511          --
                                                          --------       -------       -------      --------     -------
    Total Investment Income............................     27,893            --         3,456        24,038           1
                                                          --------       -------       -------      --------     -------
FUND EXPENSES
  Investment Management Fees...........................      4,454           470           929         3,473         614
  Accounting & Transfer Agent Fees.....................         68             2            15            62           3
  Custodian Fees.......................................        126            --           121           285          --
  Filing Fees..........................................         36             9            22            32          21
  Shareholders' Reports................................         36             2             3            30           2
  Directors'/Trustees' Fees & Expenses.................          9             1             1             9           2
  Professional Fees....................................         18             3            12            28           3
  Other................................................         42             2            12            36          --
                                                          --------       -------       -------      --------     -------
    Total Expenses.....................................      4,789           489         1,115         3,955         645
                                                          --------       -------       -------      --------     -------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)............................................         --          (224)           --           (69)       (509)
  Fees Paid Indirectly (Note C)........................        (30)           --            (5)          (57)         --
                                                          --------       -------       -------      --------     -------
  Net Expenses.........................................      4,759           265         1,110         3,829         136
                                                          --------       -------       -------      --------     -------
  NET INVESTMENT INCOME (LOSS).........................     23,134         2,261         2,346        20,209       3,291
                                                          --------       -------       -------      --------     -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --           653            --            --         898
  Net Realized Gain (Loss) on:
   Investment Securities Sold**........................       (658)         (821)        5,191           848        (436)
   Futures.............................................        158           125            --             2          --
   Foreign Currency Transactions.......................       (394)          (32)          (54)         (396)         --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..........    212,999        20,446        35,582       191,232          (1)
   Affiliated Investment Companies Shares..............         --          (148)           --            --      46,422
   Futures.............................................         --            73            --            --          --
   Translation of Foreign Currency Denominated
    Amounts............................................        196            13            22           129          --
                                                          --------       -------       -------      --------     -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..............    212,301        20,309        40,741       191,815      46,883
                                                          --------       -------       -------      --------     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS.......................................   $235,435       $22,570       $43,087      $212,024     $50,174
                                                          ========       =======       =======      ========     =======

----------
* Investment Income and a portion of Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                    SELECTIVELY              EMERGING   EMERGING     EMERGING
                                                                      HEDGED      EMERGING   MARKETS    MARKETS    MARKETS CORE
                                                                   GLOBAL EQUITY  MARKETS   SMALL CAP    VALUE        EQUITY
                                                                    PORTFOLIO*   PORTFOLIO* PORTFOLIO* PORTFOLIO*   PORTFOLIO#
                                                                   ------------- ---------- ---------- ----------  ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $5,398,
    $4,262, $16,476 and $0, respectively).........................    $    --     $ 41,595   $ 38,733  $  135,744   $       --
   Interest.......................................................         --           10         51          13           --
   Income from Securities Lending.................................         --        2,051     21,381      11,652           --
   Expenses Allocated from Affiliated Investment Companies........         --       (3,763)    (7,371)    (12,761)          --
  Income Distributions Received from Affiliated Investment
   Companies......................................................      2,303           --         --          --           --
                                                                      -------     --------   --------  ----------   ----------
    Total Net Investment Income Received from Affiliated
     Investment Companies.........................................      2,303       39,893     52,794     134,648           --
                                                                      -------     --------   --------  ----------   ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $0, $0 and
   $19,700, respectively).........................................         38           --         --          --      152,254
  Income from Securities Lending..................................         --           --         --          --       25,846
                                                                      -------     --------   --------  ----------   ----------
    Total Fund Investment Income..................................         38           --         --          --      178,100
                                                                      -------     --------   --------  ----------   ----------
FUND EXPENSES
  Investment Management Fees......................................        468       12,007     18,595      41,723       50,486
  Accounting & Transfer Agent Fees................................          3           30         32          69          557
  Custodian Fees..................................................         --           --         --          --        3,991
  Shareholder Servicing Fees
   Class R2 Shares................................................         --           --         --          93           --
  Filing Fees.....................................................         11           50         44         106          126
  Shareholders' Reports...........................................          3           77         54         133          229
  Directors'/Trustees' Fees & Expenses............................          2           24         27          80           91
  Professional Fees...............................................          2            5          5          15          247
  Other...........................................................          2           12         15          42          314
                                                                      -------     --------   --------  ----------   ----------
    Total Expenses................................................        491       12,205     18,772      42,261       56,041
                                                                      -------     --------   --------  ----------   ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)......................       (427)      (2,551)    (5,722)         --       (1,506)
  Fees Waived, (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)
   Institutional Class Shares.....................................         --           --         --      (8,307)          --
   Class R2 Shares................................................         --           --         --         (37)          --
  Fees Paid Indirectly (Note C)...................................         --           --         --          --         (568)
                                                                      -------     --------   --------  ----------   ----------
  Net Expenses....................................................         64        9,654     13,050      33,917       53,967
                                                                      -------     --------   --------  ----------   ----------
  NET INVESTMENT INCOME (LOSS)....................................      2,277       30,239     39,744     100,731      124,133
                                                                      -------     --------   --------  ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies......................................................        894           --         --          --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**...................................       (578)     (19,102)    16,761    (434,056)    (114,322)
   Futures........................................................      1,472        2,394      3,141       8,408       14,114
   Foreign Currency Transactions..................................         --          114        755       3,586       (2,003)
   Forward Currency Contracts.....................................      1,881           --         --          --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.....................         --      467,837    535,791   2,175,373    1,890,406
   Affiliated Investment Companies Shares.........................     33,263           --         --          --           --
   Futures........................................................        511        1,766        753       3,185        6,261
   Translation of Foreign Currency Denominated Amounts............         --          (57)       (68)        (50)         (67)
   Forward Currency Contracts.....................................       (760)          --         --          --           --
                                                                      -------     --------   --------  ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS).........................     36,683      452,952    557,133   1,756,446    1,794,389
                                                                      -------     --------   --------  ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.......................................................    $38,960     $483,191   $596,877  $1,857,177   $1,918,522
                                                                      =======     ========   ========  ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $144 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)


                                            ENHANCED U.S. LARGE  U.S. LARGE CAP EQUITY    U.S. LARGE CAP VALUE
                                             COMPANY PORTFOLIO         PORTFOLIO                PORTFOLIO
                                           --------------------  ---------------------  ------------------------
                                           SIX MONTHS    YEAR    SIX MONTHS     YEAR    SIX MONTHS       YEAR
                                              ENDED     ENDED       ENDED      ENDED       ENDED        ENDED
                                            APRIL 30,  OCT. 31,   APRIL 30,   OCT. 31,   APRIL 30,     OCT. 31,
                                              2017       2016       2017        2016       2017          2016
                                           ----------- --------  ----------- ---------  -----------  -----------
                                           (UNAUDITED)           (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............  $  1,407   $  1,670  $    8,414  $  15,047  $   194,682  $   363,236
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........      (237)       (59)      2,571     (9,470)     652,478      447,750
    Futures...............................    27,341      7,848          --         --       12,107       17,635
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................        68        118     110,709     22,964    1,831,911      (11,625)
    Futures...............................     2,744       (557)          1         --        4,884       (3,292)
                                            --------   --------  ----------  ---------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    31,323      9,020     121,695     28,541    2,696,062      813,704
                                            --------   --------  ----------  ---------  -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............    (1,256)    (1,417)     (9,076)   (14,431)    (179,198)    (357,227)
  Net Short-Term Gains:
    Institutional Class Shares............    (2,722)    (3,529)         --         --           --           --
  Net Long-Term Gains:
    Institutional Class Shares............    (4,088)    (9,801)         --         --     (446,140)    (643,970)
                                            --------   --------  ----------  ---------  -----------  -----------
     Total Distributions..................    (8,066)   (14,747)     (9,076)   (14,431)    (625,338)  (1,001,197)
                                            --------   --------  ----------  ---------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    39,475     73,655     197,414    301,960    2,672,157    4,078,939
  Shares Issued in Lieu of Cash
   Distributions..........................     7,501     13,002       8,737     14,259      584,187      935,970
  Shares Redeemed.........................   (52,296)   (46,158)   (128,880)  (178,150)  (1,946,229)  (2,962,098)
                                            --------   --------  ----------  ---------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    (5,320)    40,499      77,271    138,069    1,310,115    2,052,811
                                            --------   --------  ----------  ---------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................    17,937     34,772     189,890    152,179    3,380,839    1,865,318
NET ASSETS
  Beginning of Period.....................   238,413    203,641     851,323    699,144   17,673,253   15,807,935
                                            --------   --------  ----------  ---------  -----------  -----------
  End of Period...........................  $256,350   $238,413  $1,041,213  $ 851,323  $21,054,092  $17,673,253
                                            ========   ========  ==========  =========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................     3,036      6,113      13,834     24,003       74,712      131,035
  Shares Issued in Lieu of Cash
   Distributions..........................       591      1,111         612      1,116       16,428       29,906
  Shares Redeemed.........................    (4,009)    (3,945)     (9,069)   (14,319)     (54,557)     (94,466)
                                            --------   --------  ----------  ---------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........      (382)     3,279       5,377     10,800       36,583       66,475
                                            ========   ========  ==========  =========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).......................  $    352   $    201  $    1,225  $   1,887  $    34,467  $    18,983

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                 U.S. TARGETED VALUE      U.S. SMALL CAP VALUE
                                                      PORTFOLIO                 PORTFOLIO         U.S. CORE EQUITY 1 PORTFOLIO
                                              ------------------------  ------------------------  ---------------------------
                                              SIX MONTHS       YEAR     SIX MONTHS       YEAR     SIX MONTHS         YEAR
                                                 ENDED        ENDED        ENDED        ENDED        ENDED          ENDED
                                               APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,       OCT. 31,
                                                 2017          2016        2017          2016        2017            2016
                                              -----------  -----------  -----------  -----------  -----------    -----------
                                              (UNAUDITED)               (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............... $    53,454  $    93,044  $    61,211  $   122,969  $   142,019    $   261,444
  Net Realized Gain (Loss) on:
   Investment Securities Sold*...............     396,371      310,791      709,314      533,632       30,001         71,932
   Futures...................................      11,155        6,695       20,973       42,945       10,576         14,545
   In-Kind Redemptions.......................          --           --       79,386           --           --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities.....................     872,409      (32,158)   1,361,435      (45,822)   2,068,820        193,308
   Futures...................................       2,557       (2,039)       5,136       (3,946)       3,553         (3,224)
                                              -----------  -----------  -----------  -----------   -----------   -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations...............   1,335,946      376,333    2,237,455      649,778    2,254,969        538,005
                                              -----------  -----------  -----------  -----------   -----------   -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares...........................        (241)        (462)          --           --           --             --
   Class R2 Shares...........................        (808)      (1,837)          --           --           --             --
   Institutional Class Shares................     (49,959)     (92,387)     (55,980)    (122,993)    (156,030)      (253,050)
  Net Short-Term Gains:
   Class R1 Shares...........................         (75)         (54)          --           --           --             --
   Class R2 Shares...........................        (304)        (202)          --           --           --             --
   Institutional Class Shares................     (15,806)      (9,668)          --           --           --             --
  Net Long-Term Gains:
   Class R1 Shares...........................      (1,310)      (1,571)          --           --           --             --
   Class R2 Shares...........................      (5,296)      (5,836)          --           --           --             --
   Institutional Class Shares................    (275,712)    (279,118)    (533,287)    (487,348)     (71,615)      (160,152)
                                              -----------  -----------  -----------  -----------   -----------   -----------
    Total Distributions......................    (349,511)    (391,135)    (589,267)    (610,341)    (227,645)      (413,202)
                                              -----------  -----------  -----------  -----------   -----------   -----------
Capital Share Transactions (1):
  Shares Issued..............................   1,635,245    1,989,566    1,660,803    2,855,521    2,563,876      3,836,889
  Shares Issued in Lieu of Cash
   Distributions.............................     322,721      363,680      533,141      547,459      217,685        394,137
  Shares Redeemed............................  (1,360,947)  (1,433,622)  (2,163,977)  (2,509,494)  (1,423,543)    (2,671,444)
                                              -----------  -----------  -----------  -----------   -----------   -----------
    Net Increase (Decrease) from Capital
     Share Transactions......................     597,019      919,624       29,967      893,486    1,358,018      1,559,582
                                              -----------  -----------  -----------  -----------   -----------   -----------
    Total Increase (Decrease) in Net
     Assets..................................   1,583,454      904,822    1,678,155      932,923    3,385,342      1,684,385
NET ASSETS
  Beginning of Period........................   8,068,289    7,163,467   12,613,185   11,680,262   14,960,159     13,275,774
                                              -----------  -----------  -----------  -----------   -----------   -----------
  End of Period.............................. $ 9,651,743  $ 8,068,289  $14,291,340  $12,613,185  $18,345,501    $14,960,159
                                              ===========  ===========  ===========  ===========   ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued..............................      68,077       99,453       44,747       94,286      130,428        221,794
  Shares Issued in Lieu of Cash
   Distributions.............................      13,315       18,127       14,108       17,740       11,099         22,712
  Shares Redeemed............................     (56,715)     (70,370)     (58,128)     (79,957)     (72,342)      (154,875)
                                              -----------  -----------  -----------  -----------   -----------   -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed.....................      24,677       47,210          727       32,069       69,185         89,631
                                              ===========  ===========  ===========  ===========   ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)..................................... $     3,863  $     1,417  $     3,460  $    (1,771) $    19,633    $    33,644

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)


                                       U.S. CORE EQUITY 2 PORTFOLIO U.S. VECTOR EQUITY PORTFOLIO U.S. SMALL CAP PORTFOLIO
                                       ---------------------------  ---------------------------  ------------------------
                                       SIX MONTHS         YEAR      SIX MONTHS        YEAR       SIX MONTHS       YEAR
                                          ENDED          ENDED         ENDED         ENDED          ENDED        ENDED
                                        APRIL 30,       OCT. 31,     APRIL 30,      OCT. 31,      APRIL 30,     OCT. 31,
                                          2017            2016         2017           2016          2017          2016
                                       -----------    -----------   -----------     ----------   -----------  -----------
                                       (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........ $   153,392    $   293,351   $   29,282     $   59,961    $    82,657  $   135,557
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.......      60,806        110,911       63,503        103,375        468,794      362,082
    Futures...........................      12,375         16,424        2,950          3,911         11,882       18,220
    In-Kind Redemptions...............          --             --           --             --        125,200           --
  Change in Unrealized
   Appreciation (Depreciation) of:
    Investment Securities.............   2,303,338        180,375      527,084        (37,035)     1,581,604       11,454
    Futures...........................       4,911         (3,630)       1,125           (835)         6,700       (4,290)
                                        -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) in
      Net Assets Resulting from
      Operations......................   2,534,822        597,431      623,944        129,377      2,276,837      523,023
                                        -----------   -----------   ----------      ----------   -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares........    (158,282)      (281,321)     (25,944)       (59,624)       (79,187)    (133,998)
  Net Short-Term Gains:
    Institutional Class Shares........          --             --         (202)            --        (12,822)      (1,951)
  Net Long-Term Gains:
    Institutional Class Shares........    (122,469)      (296,061)    (101,959)      (119,588)      (343,192)    (503,176)
                                        -----------   -----------   ----------      ----------   -----------  -----------
     Total Distributions..............    (280,751)      (577,382)    (128,105)      (179,212)      (435,201)    (639,125)
                                        -----------   -----------   ----------      ----------   -----------  -----------
Capital Share Transactions (1):
  Shares Issued.......................   2,238,177      3,614,827      477,722        802,042      2,209,997    3,878,897
  Shares Issued in Lieu of Cash
   Distributions......................     277,642        569,820      126,559        177,958        412,088      601,644
  Shares Redeemed.....................  (1,362,577)    (2,554,214)    (481,201)      (759,047)    (1,720,682)  (2,003,782)
                                        -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions......   1,153,242      1,630,433      123,080        220,953        901,403    2,476,759
                                        -----------   -----------   ----------      ----------   -----------  -----------
     Total Increase (Decrease) in
      Net Assets......................   3,407,313      1,650,482      618,919        171,118      2,743,039    2,360,657
NET ASSETS
  Beginning of Period.................  16,851,046     15,200,564    3,822,647      3,651,529     12,977,199   10,616,542
                                        -----------   -----------   ----------      ----------   -----------  -----------
  End of Period....................... $20,258,359    $16,851,046   $4,441,566     $3,822,647    $15,720,238  $12,977,199
                                        ===========   ===========   ==========      ==========   ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.......................     118,199        220,326       26,894         53,015         65,150      133,904
  Shares Issued in Lieu of Cash
   Distributions......................      14,719         34,541        7,127         11,617         12,070       20,883
  Shares Redeemed.....................     (72,236)      (155,064)     (27,156)       (49,773)       (50,910)     (68,437)
                                        -----------   -----------   ----------      ----------   -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed........................      60,682         99,803        6,865         14,859         26,310       86,350
                                        ===========   ===========   ==========      ==========   ===========  ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)............ $    21,824    $    26,714   $    3,488     $      150    $     6,208  $     2,738

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                    DFA REAL ESTATE SECURITIES LARGE CAP INTERNATIONAL
                                           U.S. MICRO CAP PORTFOLIO        PORTFOLIO                  PORTFOLIO
                                           ----------------------   -------------------------  ----------------------
                                           SIX MONTHS      YEAR     SIX MONTHS       YEAR      SIX MONTHS     YEAR
                                              ENDED       ENDED        ENDED        ENDED         ENDED      ENDED
                                            APRIL 30,    OCT. 31,    APRIL 30,     OCT. 31,     APRIL 30,   OCT. 31,
                                              2017         2016        2017          2016         2017        2016
                                           -----------  ----------  -----------  -----------   ----------- ----------
                                           (UNAUDITED)              (UNAUDITED)                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   22,971   $   43,562  $  161,857   $   221,443   $   48,975  $   95,056
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........    283,979      265,995     (21,717)       90,717       11,853      40,972
    Futures...............................      6,138        4,507       5,170         6,786        1,906       2,587
    Foreign Currency Transactions.........         --           --          --            --         (899)       (670)
    Forward Currency Contracts............         --           --          --            --           --          (1)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    652,854      (93,832)    118,073       133,266      346,444    (163,381)
    Futures...............................      2,384       (1,662)      2,226        (1,518)       1,452        (870)
    Translation of Foreign Currency
     Denominated Amounts..................         --           --          --            --          346        (284)
                                           ----------   ----------  ----------   -----------   ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    968,326      218,570     265,609       450,694      410,077     (26,591)
                                           ----------   ----------  ----------   -----------   ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares............    (23,292)     (43,417)   (131,338)     (199,996)     (37,058)    (92,122)
  Net Long-Term Gains:
    Institutional Class Shares............   (255,837)    (267,818)    (66,384)           --           --          --
                                           ----------   ----------  ----------   -----------   ----------  ----------
     Total Distributions..................   (279,129)    (311,235)   (197,722)     (199,996)     (37,058)    (92,122)
                                           ----------   ----------  ----------   -----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................    399,886      728,237     988,165     1,324,786      524,774   1,137,696
  Shares Issued in Lieu of Cash
   Distributions..........................    257,672      288,388     150,349       180,508       32,993      81,307
  Shares Redeemed.........................   (619,149)    (802,728)   (577,797)   (1,049,004)    (327,854)   (722,849)
                                           ----------   ----------  ----------   -----------   ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........     38,409      213,897     560,717       456,290      229,913     496,154
                                           ----------   ----------  ----------   -----------   ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    727,606      121,232     628,604       706,988      602,932     377,441
NET ASSETS
  Beginning of Period.....................  5,128,323    5,007,091   7,260,180     6,553,192    3,527,775   3,150,334
                                           ----------   ----------  ----------   -----------   ----------  ----------
  End of Period........................... $5,855,929   $5,128,323  $7,888,784   $ 7,260,180   $4,130,707  $3,527,775
                                           ==========   ==========  ==========   ===========   ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................     19,385       41,740      28,668        38,318       26,098      59,417
  Shares Issued in Lieu of Cash
   Distributions..........................     12,269       16,256       4,456         5,269        1,650       4,282
  Shares Redeemed.........................    (29,748)     (45,482)    (16,848)      (30,405)     (16,281)    (37,696)
                                           ----------   ----------  ----------   -----------   ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................      1,906       12,514      16,276        13,182       11,467      26,003
                                           ==========   ==========  ==========   ===========   ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)....................... $    1,497   $    1,818  $   69,541   $    39,022   $   23,646  $   11,729

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                            INTERNATIONAL CORE        INTERNATIONAL SMALL      GLOBAL SMALL
                                             EQUITY PORTFOLIO          COMPANY PORTFOLIO     COMPANY PORTFOLIO
                                         ------------------------  ------------------------  -----------------
                                                                                                  PERIOD
                                         SIX MONTHS       YEAR     SIX MONTHS       YEAR         JAN. 18,
                                            ENDED        ENDED        ENDED        ENDED        2017 (A) TO
                                          APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,       APRIL 30,
                                            2017          2016        2017          2016           2017
                                         -----------  -----------  -----------  -----------  -----------------
                                         (UNAUDITED)               (UNAUDITED)                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......... $   233,747  $   431,691  $   119,081  $   238,233       $    32
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........     (44,503)     (84,212)     117,973      261,664            12
   Futures..............................      14,372       19,275        5,651       17,796            (1)
   Foreign Currency Transactions........      (4,031)         (72)      (2,047)         673            --
   Forward Currency Contracts...........          --           (3)          --           --            --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................   1,942,368       (7,083)   1,071,748       13,423            (2)
   Affiliated Investment Companies
    Shares..............................          --           --           --           --           347
   Futures..............................       4,105       (2,948)       4,157       (2,771)           --
   Translation of Foreign Currency
    Denominated Amounts.................       1,680       (1,251)       1,021         (814)           --
                                         -----------  -----------  -----------  -----------       -------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................   2,147,738      355,397    1,317,584      528,204           388
                                         -----------  -----------  -----------  -----------       -------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (155,915)    (387,589)     (83,744)    (283,791)           --
  Net Short-Term Gains:
   Institutional Class Shares...........          --           --      (18,854)          --            --
  Net Long-Term Gains:
   Institutional Class Shares...........          --           --     (251,076)    (207,859)           --
                                         -----------  -----------  -----------  -----------       -------
    Total Distributions.................    (155,915)    (387,589)    (353,674)    (491,650)           --
                                         -----------  -----------  -----------  -----------       -------
Capital Share Transactions (1):
  Shares Issued.........................   3,136,495    5,576,571    1,229,119    2,126,348        10,297
  Shares Issued in Lieu of Cash
   Distributions........................     148,004      367,352      339,989      473,837            --
  Shares Redeemed.......................  (1,243,979)  (3,349,288)    (829,151)  (1,572,870)         (215)
                                         -----------  -----------  -----------  -----------       -------
    Net Increase (Decrease) from
     Capital Share Transactions.........   2,040,520    2,594,635      739,957    1,027,315        10,082
                                         -----------  -----------  -----------  -----------       -------
    Total Increase (Decrease) in Net
     Assets.............................   4,032,343    2,562,443    1,703,867    1,063,869        10,470
NET ASSETS
  Beginning of Period...................  16,983,011   14,420,568   10,387,361    9,323,492            --
                                         -----------  -----------  -----------  -----------       -------
  End of Period......................... $21,015,354  $16,983,011  $12,091,228  $10,387,361       $10,470
                                         ===========  ===========  ===========  ===========       =======
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................     260,067      500,176       67,541      124,163         1,012
  Shares Issued in Lieu of Cash
   Distributions........................      12,584       33,144       19,964       27,874            --
  Shares Redeemed.......................    (103,648)    (300,515)     (46,228)     (92,160)          (21)
                                         -----------  -----------  -----------  -----------       -------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................     169,003      232,805       41,277       59,877           991
                                         ===========  ===========  ===========  ===========       =======
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)..................... $   127,061  $    49,229  $    16,467  $   (18,870)      $    32

                                            JAPANESE SMALL
                                           COMPANY PORTFOLIO
                                         --------------------

                                         SIX MONTHS    YEAR
                                            ENDED     ENDED
                                          APRIL 30,  OCT. 31,
                                            2017       2016
                                         ----------- --------
                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........  $  4,975   $  7,013
  Net Realized Gain (Loss) on:
   Investment Securities Sold*..........     4,995     20,065
   Futures..............................        --         --
   Foreign Currency Transactions........      (381)       326
   Forward Currency Contracts...........        --         --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency............................    23,816     33,546
   Affiliated Investment Companies
    Shares..............................        --         --
   Futures..............................         1         --
   Translation of Foreign Currency
    Denominated Amounts.................       115       (100)
                                          --------   --------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.........................    33,521     60,850
                                          --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...........    (9,568)    (6,534)
  Net Short-Term Gains:
   Institutional Class Shares...........        --         --
  Net Long-Term Gains:
   Institutional Class Shares...........        --         --
                                          --------   --------
    Total Distributions.................    (9,568)    (6,534)
                                          --------   --------
Capital Share Transactions (1):
  Shares Issued.........................    57,453     50,775
  Shares Issued in Lieu of Cash
   Distributions........................     8,825      6,058
  Shares Redeemed.......................   (60,573)   (65,733)
                                          --------   --------
    Net Increase (Decrease) from
     Capital Share Transactions.........     5,705     (8,900)
                                          --------   --------
    Total Increase (Decrease) in Net
     Assets.............................    29,658     45,416
NET ASSETS
  Beginning of Period...................   509,413    463,997
                                          --------   --------
  End of Period.........................  $539,071   $509,413
                                          ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................     2,502      2,413
  Shares Issued in Lieu of Cash
   Distributions........................       401        298
  Shares Redeemed.......................    (2,690)    (3,255)
                                          --------   --------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed...........................       213       (544)
                                          ========   ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME).....................  $ (2,191)  $  2,402

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, , $0 and $0, respectively.
(a)The Portfolio commenced operations on January 18, 2017.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                ASIA PACIFIC SMALL COMPANY UNITED KINGDOM SMALL  CONTINENTAL SMALL COMPANY
                                                      PORTFOLIO              COMPANY PORTFOLIO         PORTFOLIO
                                                -------------------------  --------------------  ------------------------
                                                SIX MONTHS       YEAR      SIX MONTHS    YEAR    SIX MONTHS      YEAR
                                                   ENDED        ENDED         ENDED     ENDED       ENDED       ENDED
                                                 APRIL 30,     OCT. 31,     APRIL 30,  OCT. 31,   APRIL 30,    OCT. 31,
                                                   2017          2016         2017       2016       2017         2016
                                                -----------    --------    ----------- --------  -----------   --------
                                                (UNAUDITED)                (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................  $  3,366      $  8,007      $   651   $  1,302   $  3,158     $  6,325
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................     4,278        (4,191)         559      2,090      3,117        6,536
    Futures....................................        --            --           --         --         --           50
    Foreign Currency Transactions..............       (76)           49           (3)       (25)        29          (31)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................     4,656        30,333        6,241     (8,433)    52,027        5,988
    Futures....................................        --            --           --         --         --            2
    Translation of Foreign Currency
     Denominated Amounts.......................        (3)            4            8         (2)         6           (3)
                                                 --------       --------     -------   --------   --------      --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................    12,221        34,202        7,456     (5,068)    58,337       18,867
                                                 --------       --------     -------   --------   --------      --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................    (8,894)       (7,760)        (630)    (1,389)    (1,109)      (6,377)
  Net Long-Term Gains:
    Institutional Class Shares.................        --            --       (1,684)    (1,632)        --           --
                                                 --------       --------     -------   --------   --------      --------
     Total Distributions.......................    (8,894)       (7,760)      (2,314)    (3,021)    (1,109)      (6,377)
                                                 --------       --------     -------   --------   --------      --------
Capital Share Transactions (1):
  Shares Issued................................    25,449        30,200       10,877     12,964     45,985       68,569
  Shares Issued in Lieu of Cash
   Distributions...............................     8,101         6,990        2,019      2,476        992        4,981
  Shares Redeemed..............................    (5,666)      (12,327)      (7,260)   (10,665)    (9,805)     (71,947)
                                                 --------       --------     -------   --------   --------      --------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    27,884        24,863        5,636      4,775     37,172        1,603
                                                 --------       --------     -------   --------   --------      --------
     Total Increase (Decrease) in Net
      Assets...................................    31,211        51,305       10,778     (3,314)    94,400       14,093
NET ASSETS
  Beginning of Period..........................   251,575       200,270       32,323     35,637    292,117      278,024
                                                 --------       --------     -------   --------   --------      --------
  End of Period................................  $282,786      $251,575      $43,101   $ 32,323   $386,517     $292,117
                                                 ========       ========     =======   ========   ========      ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................     1,198         1,570          391        473      2,091        3,363
  Shares Issued in Lieu of Cash
   Distributions...............................       408           387           76         78         46          249
  Shares Redeemed..............................      (273)         (637)        (261)      (367)      (446)      (3,414)
                                                 --------       --------     -------   --------   --------      --------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     1,333         1,320          206        184      1,691          198
                                                 ========       ========     =======   ========   ========      ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................  $ (5,017)     $    511      $   220   $    199   $  2,276     $    227

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                               DFA INTERNATIONAL REAL      DFA GLOBAL REAL ESTATE   DFA INTERNATIONAL SMALL
                                               ESTATE SECURITIES PORTFOLIO  SECURITIES PORTFOLIO      CAP VALUE PORTFOLIO
                                               --------------------------  ----------------------  ------------------------
                                               SIX MONTHS       YEAR       SIX MONTHS     YEAR     SIX MONTHS       YEAR
                                                  ENDED        ENDED          ENDED      ENDED        ENDED        ENDED
                                                APRIL 30,     OCT. 31,      APRIL 30,   OCT. 31,    APRIL 30,     OCT. 31,
                                                  2017          2016          2017        2016        2017          2016
                                               -----------    ----------   ----------- ----------  -----------  -----------
                                               (UNAUDITED)                 (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................ $   85,554    $  143,130    $  198,580  $  110,990  $   119,691  $   294,075
  Capital Gain Distributions Received from
   Affiliated Investment Companies............         --            --        14,569          --           --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*................    (24,204)       (1,596)          426      14,561      306,161      414,975
   Affiliated Investment Companies Shares
    Sold......................................         --            --        (1,562)         --           --           --
   Futures....................................      3,760         4,432           222         757        8,861       29,217
   Foreign Currency Transactions..............       (253)          540             3           7       (4,809)       7,305
   Forward Currency Contracts.................         --            48            --          --           --           27
   In-Kind Redemptions........................         --            --            --          --           --       29,398
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and Foreign
    Currency..................................    104,882      (118,705)      (29,277)     61,152    1,265,279     (242,603)
   Futures....................................        553          (304)           --          --        4,697       (3,458)
   Translation of Foreign Currency
    Denominated Amounts.......................        404          (367)           --          --        1,606       (1,796)
                                               ----------     ----------   ----------  ----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations................    170,696        27,178       182,961     187,467    1,701,486      527,140
                                               ----------     ----------   ----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.................   (326,892)      (60,576)     (227,401)    (97,767)    (107,330)    (381,199)
  Net Short-Term Gains:
   Institutional Class Shares.................         --            --        (2,070)         --       (3,853)          --
  Net Long-Term Gains:
   Institutional Class Shares.................         --            --       (13,530)         --     (410,189)    (182,540)
                                               ----------     ----------   ----------  ----------  -----------  -----------
    Total Distributions.......................   (326,892)      (60,576)     (243,001)    (97,767)    (521,372)    (563,739)
                                               ----------     ----------   ----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...............................    862,926     1,062,437     1,202,240   1,524,272    1,046,052    2,066,905
  Shares Issued in Lieu of Cash Distributions.    320,016        60,055       233,500      93,708      465,554      508,968
  Shares Redeemed.............................   (459,113)     (447,563)     (688,828)   (878,641)  (1,138,746)  (2,107,120)
                                               ----------     ----------   ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Capital
     Share Transactions.......................    723,829       674,929       746,912     739,339      372,860      468,753
                                               ----------     ----------   ----------  ----------  -----------  -----------
    Total Increase (Decrease) in Net Assets...    567,633       641,531       686,872     829,039    1,552,974      432,154
NET ASSETS
  Beginning of Period.........................  4,181,623     3,540,092     4,888,955   4,059,916   13,009,729   12,577,575
                                               ----------     ----------   ----------  ----------  -----------  -----------
  End of Period............................... $4,749,256    $4,181,623    $5,575,827  $4,888,955  $14,562,703  $13,009,729
                                               ==========     ==========   ==========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...............................    179,011       201,532       114,249     139,784       52,904      113,522
  Shares Issued in Lieu of Cash Distributions.     69,418        12,306        23,234       9,151       24,659       28,063
  Shares Redeemed.............................    (95,836)      (85,422)      (65,979)    (81,345)     (57,953)    (115,085)
                                               ----------     ----------   ----------  ----------  -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed......................    152,593       128,416        71,504      67,590       19,610       26,500
                                               ==========     ==========   ==========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)...................................... $ (389,673)   $ (148,335)   $   32,402  $   61,223  $   (27,590) $   (39,951)

----------
* Net of foreign capital gain taxes withheld of $0, $92, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        INTERNATIONAL VECTOR EQUITY  WORLD EX U.S. VALUE  WORLD EX U.S. TARGETED
                                                               PORTFOLIO                  PORTFOLIO          VALUE PORTFOLIO
                                                        --------------------------  --------------------  ---------------------
                                                        SIX MONTHS       YEAR       SIX MONTHS    YEAR    SIX MONTHS     YEAR
                                                           ENDED        ENDED          ENDED     ENDED       ENDED      ENDED
                                                         APRIL 30,     OCT. 31,      APRIL 30,  OCT. 31,   APRIL 30,   OCT. 31,
                                                           2017          2016          2017       2016       2017        2016
                                                        -----------    ----------   ----------- --------  ----------- ---------
                                                        (UNAUDITED)                 (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................... $   23,134    $   46,551     $  2,261   $  5,412   $  2,346   $   5,264
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --            --          653        256         --          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................       (658)        4,157         (821)    (2,948)     5,191       6,843
   Futures.............................................        158           182          125        112         --          --
   Foreign Currency Transactions.......................       (394)          127          (32)        85        (54)        124
   Forward Currency Contracts..........................         --           (44)          --         --         --           8
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency..........    212,999        16,206       20,446      7,285     35,582       5,177
   Affiliated Investment Companies Shares..............         --            --         (148)       148         --          --
   Futures.............................................         --            --           73        (19)        --          --
   Translation of Foreign Currency Denominated
    Amounts............................................        196          (165)          13        (11)        22         (20)
                                                        ----------     ----------    --------   --------   --------   ---------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................    235,435        67,014       22,570     10,320     43,087      17,396
                                                        ----------     ----------    --------   --------   --------   ---------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (15,044)      (43,651)      (1,984)    (5,358)    (1,634)     (4,374)
  Net Long-Term Gains:
   Institutional Class Shares..........................     (4,041)       (5,716)          --         --         --          --
                                                        ----------     ----------    --------   --------   --------   ---------
    Total Distributions................................    (19,085)      (49,367)      (1,984)    (5,358)    (1,634)     (4,374)
                                                        ----------     ----------    --------   --------   --------   ---------
Capital Share Transactions (1):
  Shares Issued........................................    239,341       688,513       14,483     47,689     66,773     164,346
  Shares Issued in Lieu of Cash Distributions..........     18,907        48,918        1,983      5,353      1,633       4,371
  Shares Redeemed......................................   (136,841)     (493,518)      (8,323)   (25,151)   (12,931)   (128,258)
                                                        ----------     ----------    --------   --------   --------   ---------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    121,407       243,913        8,143     27,891     55,475      40,459
                                                        ----------     ----------    --------   --------   --------   ---------
    Total Increase (Decrease) in Net Assets............    337,757       261,560       28,729     32,853     96,928      53,481
NET ASSETS
  Beginning of Period..................................  1,856,474     1,594,914      188,154    155,301    281,212     227,731
                                                        ----------     ----------    --------   --------   --------   ---------
  End of Period........................................ $2,194,231    $1,856,474     $216,883   $188,154   $378,140   $ 281,212
                                                        ==========     ==========    ========   ========   ========   =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................     21,319        68,056        1,369      5,184      5,247      15,218
  Shares Issued in Lieu of Cash Distributions..........      1,750         4,797          187        562        133         392
  Shares Redeemed......................................    (12,250)      (48,877)        (781)    (2,605)    (1,017)    (12,154)
                                                        ----------     ----------    --------   --------   --------   ---------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................     10,819        23,976          775      3,141      4,363       3,456
                                                        ==========     ==========    ========   ========   ========   =========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................... $   13,057    $    4,967     $  1,014   $    737   $  1,594   $     882

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                         SELECTIVELY
                                        WORLD EX U.S. CORE         WORLD CORE           HEDGED GLOBAL
                                         EQUITY PORTFOLIO       EQUITY PORTFOLIO      EQUITY PORTFOLIO
                                      ----------------------  --------------------  --------------------
                                      SIX MONTHS     YEAR     SIX MONTHS    YEAR    SIX MONTHS    YEAR
                                         ENDED      ENDED        ENDED     ENDED       ENDED     ENDED
                                       APRIL 30,   OCT. 31,    APRIL 30,  OCT. 31,   APRIL 30,  OCT. 31,
                                         2017        2016        2017       2016       2017       2016
                                      ----------- ----------  ----------- --------  ----------- --------
                                      (UNAUDITED)             (UNAUDITED)           (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....... $   20,209  $   37,861   $  3,291   $  5,949   $  2,277   $  5,406
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies..............         --          --        898      1,313        894      2,164
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.......        848      (2,134)      (436)    (2,896)      (578)      (989)
   Futures...........................          2        (629)        --         --      1,472      1,760
   Foreign Currency
    Transactions.....................       (396)        189         --         --         --         --
   Forward Currency Contracts........         --          --         --         --      1,881        371
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and
    Foreign Currency.................    191,232      47,901         (1)        --         --         --
   Affiliated Investment Companies
    Shares...........................         --          --     46,422      9,340     33,263      6,150
   Futures...........................         --          --         --         --        511     (1,100)
   Translation of Foreign Currency
    Denominated Amounts..............        129        (103)        --         --         --         --
   Forward Currency Contracts........         --          --         --         --       (760)       541
                                      ----------  ----------   --------   --------   --------   --------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations......................    212,024      83,085     50,174     13,706     38,960     14,303
                                      ----------  ----------   --------   --------   --------   --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares........    (13,556)    (36,005)    (3,529)    (5,800)    (6,477)    (6,333)
  Net Short-Term Gains:
   Institutional Class Shares........         --          --        (67)        --       (260)      (115)
  Net Long-Term Gains:
   Institutional Class Shares........         --          --     (1,231)      (132)    (2,369)      (620)
                                      ----------  ----------   --------   --------   --------   --------
    Total Distributions..............    (13,556)    (36,005)    (4,827)    (5,932)    (9,106)    (7,068)
                                      ----------  ----------   --------   --------   --------   --------
Capital Share Transactions (1):
  Shares Issued......................    483,217     729,178     51,639    189,580     35,850     77,521
  Shares Issued in Lieu of Cash
   Distributions.....................     13,008      34,930      4,683      5,702      9,105      7,066
  Shares Redeemed....................   (161,617)   (325,571)   (22,745)   (35,482)   (26,920)   (47,024)
                                      ----------  ----------   --------   --------   --------   --------
    Net Increase (Decrease) from
     Capital Share
     Transactions....................    334,608     438,537     33,577    159,800     18,035     37,563
                                      ----------  ----------   --------   --------   --------   --------
    Total Increase (Decrease) in
     Net Assets......................    533,076     485,617     78,924    167,574     47,889     44,798
NET ASSETS
  Beginning of Period................  1,656,445   1,170,828    370,229    202,655    289,904    245,106
                                      ----------  ----------   --------   --------   --------   --------
  End of Period...................... $2,189,521  $1,656,445   $449,153   $370,229   $337,793   $289,904
                                      ==========  ==========   ========   ========   ========   ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued......................     47,443      78,713      3,710     14,944      2,478      6,131
  Shares Issued in Lieu of Cash
   Distributions.....................      1,305       3,690        340        451        649        552
  Shares Redeemed....................    (15,931)    (34,710)    (1,620)    (2,883)    (1,867)    (3,623)
                                      ----------  ----------   --------   --------   --------   --------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed........................     32,817      47,693      2,430     12,512      1,260      3,060
                                      ==========  ==========   ========   ========   ========   ========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)........... $   10,827  $    4,174   $    (33)  $    205   $     45   $  4,245

                                          EMERGING MARKETS
                                             PORTFOLIO
                                      -----------------------
                                      SIX MONTHS      YEAR
                                         ENDED       ENDED
                                       APRIL 30,    OCT. 31,
                                         2017         2016
                                      ----------- -----------
                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)....... $   30,239  $    90,681
  Capital Gain Distributions
   Received from Affiliated
   Investment Companies..............         --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.......    (19,102)    (105,635)
   Futures...........................      2,394        5,655
   Foreign Currency
    Transactions.....................        114          955
   Forward Currency Contracts........         --           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities and
    Foreign Currency.................    467,837      506,131
   Affiliated Investment Companies
    Shares...........................         --           --
   Futures...........................      1,766         (263)
   Translation of Foreign Currency
    Denominated Amounts..............        (57)         204
   Forward Currency Contracts........         --           --
                                      ----------  -----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations......................    483,191      497,728
                                      ----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares........    (27,413)     (89,527)
  Net Short-Term Gains:
   Institutional Class Shares........         --           --
  Net Long-Term Gains:
   Institutional Class Shares........         --           --
                                      ----------  -----------
    Total Distributions..............    (27,413)     (89,527)
                                      ----------  -----------
Capital Share Transactions (1):
  Shares Issued......................    717,234    1,428,054
  Shares Issued in Lieu of Cash
   Distributions.....................     25,783       83,981
  Shares Redeemed....................   (426,075)  (1,326,366)
                                      ----------  -----------
    Net Increase (Decrease) from
     Capital Share
     Transactions....................    316,942      185,669
                                      ----------  -----------
    Total Increase (Decrease) in
     Net Assets......................    772,720      593,870
NET ASSETS
  Beginning of Period................  4,915,400    4,321,530
                                      ----------  -----------
  End of Period...................... $5,688,120  $ 4,915,400
                                      ==========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued......................     29,829       67,596
  Shares Issued in Lieu of Cash
   Distributions.....................      1,130        3,805
  Shares Redeemed....................    (17,522)     (62,542)
                                      ----------  -----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed........................     13,437        8,859
                                      ==========  ===========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)........... $    6,345  $     3,519

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           EMERGING MARKETS SMALL   EMERGING MARKETS VALUE     EMERGING MARKETS CORE
                                                CAP PORTFOLIO              PORTFOLIO             EQUITY PORTFOLIO
                                           ----------------------  ------------------------  ------------------------
                                           SIX MONTHS     YEAR     SIX MONTHS       YEAR     SIX MONTHS       YEAR
                                              ENDED      ENDED        ENDED        ENDED        ENDED        ENDED
                                            APRIL 30,   OCT. 31,    APRIL 30,     OCT. 31,    APRIL 30,     OCT. 31,
                                              2017        2016        2017          2016        2017          2016
                                           ----------- ----------  -----------  -----------  -----------  -----------
                                           (UNAUDITED)             (UNAUDITED)               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   39,744  $  120,203  $   100,731  $   342,874  $   124,133  $   351,450
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........     16,761     141,742     (434,056)     (77,435)    (114,322)    (342,991)
    Futures...............................      3,141       4,016        8,408       11,373       14,114       30,116
    Foreign Currency Transactions.........        755         338        3,586        3,728       (2,003)        (539)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    535,791     394,050    2,175,373    1,954,176    1,890,406    2,038,618
    Futures...............................        753         286        3,185         (391)       6,261       (3,447)
    Translation of Foreign Currency
     Denominated Amounts..................        (68)        579          (50)          46          (67)         726
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    596,877     661,214    1,857,177    2,234,371    1,918,522    2,073,933
                                           ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.......................         --          --         (481)      (2,365)          --           --
    Institutional Class Shares............    (68,331)   (124,387)     (82,854)    (436,707)     (91,137)    (349,434)
  Net Short-Term Gains:
    Institutional Class Shares............    (10,357)         --           --           --           --           --
  Net Long-Term Gains:
    Institutional Class Shares............   (117,099)    (36,697)          --           --           --           --
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Total Distributions..................   (195,787)   (161,084)     (83,335)    (439,072)     (91,137)    (349,434)
                                           ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued...........................    991,103     913,984    1,431,254    2,821,337    3,199,981    6,091,963
  Shares Issued in Lieu of Cash
   Distributions..........................    184,642     151,141       78,194      416,149       85,701      328,562
  Shares Redeemed.........................   (532,247)   (950,920)  (1,713,432)  (3,539,505)  (1,526,603)  (4,288,936)
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    643,498     114,205     (203,984)    (302,019)   1,759,079    2,131,589
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets..............................  1,044,588     614,335    1,569,858    1,493,280    3,586,464    3,856,088
NET ASSETS
  Beginning of Period.....................  5,459,509   4,845,174   16,402,244   14,908,964   18,712,966   14,856,878
                                           ----------  ----------  -----------  -----------  -----------  -----------
  End of Period........................... $6,504,097  $5,459,509  $17,972,102  $16,402,244  $22,299,430  $18,712,966
                                           ==========  ==========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................     50,712      49,652       55,568      133,176      171,898      379,414
  Shares Issued in Lieu of Cash
   Distributions..........................      9,970       8,492        3,234       19,311        4,888       19,496
  Shares Redeemed.........................    (26,886)    (52,089)     (66,810)    (163,363)     (83,180)    (265,600)
                                           ----------  ----------  -----------  -----------  -----------  -----------
     Net Increase (Decrease) from
      Shares Issued and
      Redeemed............................     33,796       6,055       (8,008)     (10,876)      93,606      133,310
                                           ==========  ==========  ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)....................... $  (16,108) $   12,479  $   (31,904) $   (49,300) $    44,770  $    11,774

----------
* Net of foreign capital gain taxes withheld of $0, $68, $144, $144, $0 and $53, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                                         --------------------------------------------------------------

                                                         SIX MONTHS      YEAR      YEAR      YEAR      YEAR      YEAR
                                                            ENDED       ENDED     ENDED     ENDED     ENDED     ENDED
                                                          APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                            2017         2016      2015      2014      2013      2012
-------------------------------------------------------------------------------------------------------------------------
                                                         (UNAUDITED)
Net Asset Value, Beginning of Period....................  $  12.22     $  12.54  $  13.65  $  11.70  $   9.29  $   8.15
                                                          --------     --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.07         0.10      0.07      0.07      0.07      0.07
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      1.54         0.45      0.53      1.94      2.42      1.20
                                                          --------     --------  --------  --------  --------  --------
   Total from Investment Operations.....................      1.61         0.55      0.60      2.01      2.49      1.27
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.07)       (0.08)    (0.05)    (0.06)    (0.08)    (0.13)
  Net Realized Gains....................................     (0.36)       (0.79)    (1.66)       --        --        --
                                                          --------     --------  --------  --------  --------  --------
   Total Distributions..................................     (0.43)       (0.87)    (1.71)    (0.06)    (0.08)    (0.13)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................  $  13.40     $  12.22  $  12.54  $  13.65  $  11.70  $   9.29
======================================================== ===========   ========  ========  ========  ========  ========
Total Return............................................     13.33%(D)     4.75%     5.25%    17.18%    26.99%    15.84%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................  $256,350     $238,413  $203,641  $216,719  $212,840  $190,011
Ratio of Expenses to Average Net Assets.................      0.22%(E)     0.23%     0.24%     0.23%     0.24%     0.25%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................      0.23%(E)     0.24%     0.24%     0.23%     0.24%     0.25%
Ratio of Net Investment Income to Average Net Assets....      1.13%(E)     0.80%     0.53%     0.55%     0.63%     0.80%
Portfolio Turnover Rate.................................        92%(D)      119%      223%      202%      139%       76%
-------------------------------------------------------------------------------------------------------------------------

                                                                        U.S. LARGE CAP EQUITY PORTFOLIO
                                                         ------------------------------------------------------
                                                                                                          PERIOD
                                                          SIX MONTHS      YEAR      YEAR      YEAR       JUNE 25,
                                                             ENDED       ENDED     ENDED     ENDED      2013(A) TO
                                                           APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,
                                                             2017         2016      2015      2014         2013
----------------------------------------------------------------------------------------------------------------------
                                                          (UNAUDITED)
Net Asset Value, Beginning of Period.................... $    13.06     $  12.86  $  12.65  $  11.07   $  10.00
                                                         ----------     --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................       0.12         0.25      0.23      0.21       0.06
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................       1.71         0.19      0.21      1.57       1.04
                                                         ----------     --------  --------  --------   --------
   Total from Investment Operations.....................       1.83         0.44      0.44      1.78       1.10
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................      (0.13)       (0.24)    (0.21)    (0.20)     (0.03)
  Net Realized Gains....................................         --           --     (0.02)       --         --
                                                         ----------     --------  --------  --------   --------
   Total Distributions..................................      (0.13)       (0.24)    (0.23)    (0.20)     (0.03)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......................... $    14.76     $  13.06  $  12.86  $  12.65   $  11.07
======================================================== ===========    ========  ========  ========  ==========
Total Return............................................      14.08%(D)     3.51%     3.49%    16.19%     11.01%(D)
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................... $1,041,213     $851,323  $699,144  $274,955   $135,407
Ratio of Expenses to Average Net Assets.................       0.17%(E)     0.18%     0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................       0.17%(E)     0.17%     0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets....       1.77%(E)     1.99%     1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate.................................          9%(D)       12%       12%        1%         0%(D)
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     U.S. LARGE CAP VALUE PORTFOLIO
                                                             -------------------------------------------------------------------
                                                               SIX MONTHS        YEAR         YEAR         YEAR         YEAR
                                                                  ENDED         ENDED        ENDED        ENDED        ENDED
                                                                APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                  2017           2016         2015         2014         2013
---------------------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)
Net Asset Value, Beginning of Period........................ $     32.63     $     33.27  $     33.75  $     29.72  $     22.34
                                                             -----------     -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................        0.35            0.70         0.69         0.56         0.47
 Net Gains (Losses) on Securities (Realized and Unrealized).        4.57            0.71        (0.32)        4.02         7.38
                                                             -----------     -----------  -----------  -----------  -----------
   Total from Investment Operations.........................        4.92            1.41         0.37         4.58         7.85
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................       (0.32)          (0.70)       (0.66)       (0.55)       (0.47)
 Net Realized Gains.........................................       (0.82)          (1.35)       (0.19)          --           --
                                                             -----------     -----------  -----------  -----------  -----------
   Total Distributions......................................       (1.14)          (2.05)       (0.85)       (0.55)       (0.47)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $     36.41     $     32.63  $     33.27  $     33.75  $     29.72
===========================================================  ===========     ===========  ===========  ===========  ===========
Total Return................................................       15.19%(D)        4.58%        1.16%       15.49%       35.52%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $21,054,092     $17,673,253  $15,807,935  $15,146,981  $11,963,072
Ratio of Expenses to Average Net Assets (B).................        0.27%(E)        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................        0.37%(E)        0.37%        0.30%        0.27%        0.27%
Ratio of Net Investment Income to Average Net Assets........        1.97%(E)        2.24%        2.04%        1.75%        1.82%
---------------------------------------------------------------------------------------------------------------------------------

                                                             -----------
                                                                YEAR
                                                               ENDED
                                                              OCT. 31,
                                                                2012
------------------------------------------------------------------------

Net Asset Value, Beginning of Period........................ $    19.29
                                                             ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.41
 Net Gains (Losses) on Securities (Realized and Unrealized).       3.04
                                                             ----------
   Total from Investment Operations.........................       3.45
------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.40)
 Net Realized Gains.........................................         --
                                                             ----------
   Total Distributions......................................      (0.40)
------------------------------------------------------------------------
Net Asset Value, End of Period.............................. $    22.34
===========================================================  ==========
Total Return................................................      18.14%
------------------------------------------------------------------------
Net Assets, End of Period (thousands)....................... $8,334,585
Ratio of Expenses to Average Net Assets (B).................       0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................       0.27%
Ratio of Net Investment Income to Average Net Assets........       1.99%
------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                     U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES
                                                              ----------------------------------------------------------
                                                              SIX MONTHS      YEAR     YEAR      YEAR     YEAR     YEAR
                                                                 ENDED       ENDED    ENDED     ENDED    ENDED    ENDED
                                                               APRIL 30,    OCT. 31, OCT. 31,  OCT. 31, OCT. 31, OCT. 31,
                                                                 2017         2016     2015      2014     2013     2012
-------------------------------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period.........................   $ 21.26     $ 21.58  $ 23.19   $ 22.63   $17.28  $ 15.32
                                                                -------     -------  -------   -------   ------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................      0.12        0.24     0.26      0.18     0.27     0.15
  Net Gains (Losses) on Securities (Realized and Unrealized).      3.39        0.60    (0.61)     1.86     6.28     2.06
                                                                -------     -------  -------   -------   ------  -------
   Total from Investment Operations..........................      3.51        0.84    (0.35)     2.04     6.55     2.21
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income......................................     (0.12)      (0.27)   (0.25)    (0.16)   (0.22)   (0.13)
  Net Realized Gains.........................................     (0.78)      (0.89)   (1.01)    (1.32)   (0.98)   (0.12)
                                                                -------     -------  -------   -------   ------  -------
   Total Distributions.......................................     (0.90)      (1.16)   (1.26)    (1.48)   (1.20)   (0.25)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................   $ 23.87     $ 21.26  $ 21.58   $ 23.19   $22.63  $ 17.28
============================================================= ===========   ======== ========  ======== ======== ========
Total Return.................................................     16.47%(D)    4.21%   (1.33)%    9.47%   40.39%   14.67%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................   $53,053     $35,661  $40,159   $16,971   $9,470  $49,423
Ratio of Expenses to Average Net Assets......................      0.47%(E)    0.47%    0.47%     0.47%    0.47%    0.48%
Ratio of Net Investment Income to Average Net Assets.........      1.02%(E)    1.16%    1.15%     0.79%    1.42%    0.93%
Portfolio Turnover Rate......................................        15%(D)      28%      15%       10%      16%      20%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES
                                                              ------------------------------------------------------------
                                                              SIX MONTHS      YEAR       YEAR      YEAR     YEAR     YEAR
                                                                 ENDED       ENDED      ENDED     ENDED    ENDED    ENDED
                                                               APRIL 30,    OCT. 31,   OCT. 31,  OCT. 31, OCT. 31, OCT. 31,
                                                                 2017         2016       2015      2014     2013     2012
---------------------------------------------------------------------------------------------------------------------------
                                                              (UNAUDITED)
Net Asset Value, Beginning of Period.........................  $  21.16     $  21.51  $  23.12   $ 22.57  $ 17.26  $ 15.31
                                                               --------     --------  --------   -------  -------  -------
Income from Investment Operations
-
  Net Investment Income (Loss) (A)...........................      0.11         0.20      0.23      0.15     0.19     0.13
  Net Gains (Losses) on Securities (Realized and Unrealized).      3.38         0.60     (0.61)     1.84     6.31     2.05
                                                               --------     --------  --------   -------  -------  -------
   Total from Investment Operations..........................      3.49         0.80     (0.38)     1.99     6.50     2.18
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income......................................     (0.11)       (0.26)    (0.22)    (0.12)   (0.21)   (0.11)
  Net Realized Gains.........................................     (0.78)       (0.89)    (1.01)    (1.32)   (0.98)   (0.12)
                                                               --------     --------  --------   -------  -------  -------
   Total Distributions.......................................     (0.89)       (1.15)    (1.23)    (1.44)   (1.19)   (0.23)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............................  $  23.76     $  21.16  $  21.51   $ 23.12  $ 22.57  $ 17.26
============================================================= ===========   ========  ========   ======== ======== ========
Total Return.................................................     16.44%(D)     4.04%    (1.49)%    9.30%   40.10%   14.46%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................  $179,693     $147,945  $135,412   $82,977  $23,305  $12,754
Ratio of Expenses to Average Net Assets......................      0.62%(E)     0.62%     0.63%     0.62%    0.62%    0.63%
Ratio of Net Investment Income to Average Net Assets.........      0.90%(E)     1.00%     1.02%     0.64%    0.95%    0.78%
Portfolio Turnover Rate......................................        15%(D)       28%       15%       10%      16%      20%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                     --------------------------------------------------------------------------
                                                      SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                                         ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                                       APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                         2017          2016         2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period................ $    21.26     $    21.56  $    23.16   $    22.60  $    17.28  $    15.32
                                                     ----------     ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...................       0.14           0.25        0.29         0.21        0.24        0.17
 Net Gains (Losses) on Securities (Realized and
   Unrealized)......................................       3.39           0.60       (0.61)        1.85        6.31        2.06
                                                     ----------     ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations.................       3.53           0.85       (0.32)        2.06        6.55        2.23
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..............................      (0.13)         (0.26)      (0.27)       (0.18)      (0.25)      (0.15)
 Net Realized Gains.................................      (0.78)         (0.89)      (1.01)       (1.32)      (0.98)      (0.12)
                                                     ----------     ----------  ----------   ----------  ----------  ----------
   Total Distributions..............................      (0.91)         (1.15)      (1.28)       (1.50)      (1.23)      (0.27)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...................... $    23.88     $    21.26  $    21.56   $    23.16  $    22.60  $    17.28
==================================================== ===========    ==========  ==========   ==========  ==========  ==========
Total Return........................................      16.55%(D)       4.29%      (1.20)%       9.58%      40.40%      14.78%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............... $9,418,997     $7,884,683  $6,987,896   $5,490,959  $4,180,974  $2,989,632
Ratio of Expenses to Average Net Assets.............       0.37%(E)       0.37%       0.37%        0.37%       0.37%       0.38%
Ratio of Net Investment Income to Average Net Assets       1.14%(E)       1.24%       1.28%        0.90%       1.25%       1.03%
Portfolio Turnover Rate.............................         15%(D)         28%         15%          10%         16%         20%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                      U.S. SMALL CAP VALUE PORTFOLIO
                                                              -------------------------------------------------------------------
                                                                SIX MONTHS        YEAR         YEAR          YEAR        YEAR
                                                                   ENDED         ENDED        ENDED         ENDED       ENDED
                                                                 APRIL 30,      OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,
                                                                   2017           2016         2015          2014        2013
----------------------------------------------------------------------------------------------------------------------------------
                                                                (UNAUDITED)
Net Asset Value, Beginning of Period......................... $     32.75     $     33.08  $     35.82   $     34.48  $    26.57
                                                              -----------     -----------  -----------   -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................        0.16            0.32         0.41          0.23        0.39
  Net Gains (Losses) on Securities (Realized and Unrealized).        5.68            1.06        (1.44)         2.93        9.41
                                                              -----------     -----------  -----------   -----------  ----------
   Total from Investment Operations..........................        5.84            1.38        (1.03)         3.16        9.80
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................       (0.15)          (0.33)       (0.38)        (0.22)      (0.37)
  Net Realized Gains.........................................       (1.40)          (1.38)       (1.33)        (1.60)      (1.52)
                                                              -----------     -----------  -----------   -----------  ----------
   Total Distributions.......................................       (1.55)          (1.71)       (1.71)        (1.82)      (1.89)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $     37.04     $     32.75  $     33.08   $     35.82  $    34.48
============================================================= ===========     ===========  ===========   ===========  ==========
Total Return.................................................       17.73%(D)        4.49%       (2.83)%        9.49%      39.35%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $14,291,340     $12,613,185  $11,680,262   $11,512,306  $9,526,981
Ratio of Expenses to Average Net Assets......................        0.52%(E)        0.52%        0.52%         0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets.........        0.86%(E)        1.01%        1.18%         0.66%       1.28%
Portfolio Turnover Rate......................................          15%(D)          19%          17%            9%         14%
----------------------------------------------------------------------------------------------------------------------------------

                                                              -----------
                                                                 YEAR
                                                                ENDED
                                                               OCT. 31,
                                                                 2012
-------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $    23.50
                                                              ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.20
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.38
                                                              ----------
   Total from Investment Operations..........................       3.58
-------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.18)
  Net Realized Gains.........................................      (0.33)
                                                              ----------
   Total Distributions.......................................      (0.51)
-------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    26.57
============================================================= ==========
Total Return.................................................      15.60%
-------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $7,088,470
Ratio of Expenses to Average Net Assets......................       0.52%
Ratio of Net Investment Income to Average Net Assets.........       0.78%
Portfolio Turnover Rate......................................         15%
-------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               U.S. CORE EQUITY 1 PORTFOLIO
                                      -----------------------------------------------------------------------------
                                        SIX MONTHS        YEAR         YEAR         YEAR        YEAR        YEAR
                                           ENDED         ENDED        ENDED        ENDED       ENDED       ENDED
                                         APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                           2017           2016         2015         2014        2013        2012
---------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period. $     18.00     $     17.90  $     17.71  $     15.74  $    12.11  $    10.78
                                      -----------     -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...        0.16            0.33         0.31         0.27        0.25        0.21
  Net Gains (Losses) on Securities
   (Realized and Unrealized).........        2.48            0.30         0.26         2.02        3.62        1.32
                                      -----------     -----------  -----------  -----------  ----------  ----------
   Total from Investment
    Operations.......................        2.64            0.63         0.57         2.29        3.87        1.53
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............       (0.18)          (0.32)       (0.30)       (0.25)      (0.24)      (0.20)
  Net Realized Gains.................       (0.09)          (0.21)       (0.08)       (0.07)         --          --
                                      -----------     -----------  -----------  -----------  ----------  ----------
   Total Distributions...............       (0.27)          (0.53)       (0.38)       (0.32)      (0.24)      (0.20)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $     20.37     $     18.00  $     17.90  $     17.71  $    15.74  $    12.11
===================================== ===========     ===========  ===========  ===========  ==========  ==========
Total Return.........................       14.70%(D)        3.68%        3.26%       14.72%      32.32%      14.29%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $18,345,501     $14,960,159  $13,275,774  $10,780,830  $7,566,179  $4,876,973
Ratio of Expenses to Average Net
 Assets..............................        0.18%(E)        0.19%        0.19%        0.19%       0.19%       0.19%
Ratio of Net Investment Income to
 Average Net Assets..................        1.67%(E)        1.88%        1.71%        1.61%       1.79%       1.79%
Portfolio Turnover Rate..............           1%(D)           4%           4%           5%          1%          3%
---------------------------------------------------------------------------------------------------------------------

                                                               U.S. CORE EQUITY 2 PORTFOLIO
                                      -----------------------------------------------------------------------------
                                        SIX MONTHS        YEAR         YEAR         YEAR        YEAR        YEAR
                                           ENDED         ENDED        ENDED        ENDED       ENDED       ENDED
                                         APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                           2017           2016         2015         2014        2013        2012
--------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of Period. $     17.19     $     17.26  $     17.34  $     15.62  $    11.99  $    10.61
                                      -----------     -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...        0.15            0.31         0.30         0.26        0.24        0.20
  Net Gains (Losses) on Securities
   (Realized and Unrealized).........        2.40            0.25         0.02         1.86        3.73        1.36
                                      -----------     -----------  -----------  -----------  ----------  ----------
   Total from Investment
    Operations.......................        2.55            0.56         0.32         2.12        3.97        1.56
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income..............       (0.16)          (0.30)       (0.28)       (0.24)      (0.24)      (0.18)
  Net Realized Gains.................       (0.12)          (0.33)       (0.12)       (0.16)      (0.10)         --
                                      -----------     -----------  -----------  -----------  ----------  ----------
   Total Distributions...............       (0.28)          (0.63)       (0.40)       (0.40)      (0.34)      (0.18)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....... $     19.46     $     17.19  $     17.26  $     17.34  $    15.62  $    11.99
===================================== ===========     ===========  ===========  ===========  ==========  ==========
Total Return.........................       14.90%(D)        3.47%        1.92%       13.78%      33.66%      14.81%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)......................... $20,258,359     $16,851,046  $15,200,564  $12,919,176  $9,989,564  $6,923,984
Ratio of Expenses to Average Net
 Assets..............................        0.21%(E)        0.22%        0.22%        0.22%       0.22%       0.22%
Ratio of Net Investment Income to
 Average Net Assets..................        1.62%(E)        1.87%        1.68%        1.55%       1.74%       1.74%
Portfolio Turnover Rate..............           2%(D)           4%           5%           6%          3%          5%
--------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     U.S. VECTOR EQUITY PORTFOLIO
                                                              ---------------------------------------------------------------
                                                               SIX MONTHS       YEAR         YEAR        YEAR        YEAR
                                                                  ENDED        ENDED        ENDED       ENDED       ENDED
                                                                APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2017          2016         2015        2014        2013
------------------------------------------------------------------------------------------------------------------------------
                                                               (UNAUDITED)
Net Asset Value, Beginning of Period......................... $    15.93     $    16.22  $    17.04   $    15.62  $    11.61
                                                              ----------     ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.12           0.25        0.25         0.21        0.20
  Net Gains (Losses) on Securities (Realized and Unrealized).       2.49           0.24       (0.30)        1.62        4.03
                                                              ----------     ----------  ----------   ----------  ----------
   Total from Investment Operations..........................       2.61           0.49       (0.05)        1.83        4.23
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.11)         (0.25)      (0.24)       (0.19)      (0.20)
  Net Realized Gains.........................................      (0.43)         (0.53)      (0.53)       (0.22)      (0.02)
                                                              ----------     ----------  ----------   ----------  ----------
   Total Distributions.......................................      (0.54)         (0.78)      (0.77)       (0.41)      (0.22)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    18.00     $    15.93  $    16.22   $    17.04  $    15.62
============================================================= ===========    ==========  ==========   ==========  ==========
Total Return.................................................      16.41%(D)       3.28%      (0.18)%      11.91%      36.80%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $4,441,566     $3,822,647  $3,651,529   $3,501,319  $2,893,842
Ratio of Expenses to Average Net Assets......................       0.32%(E)       0.32%       0.32%        0.32%       0.32%
Ratio of Net Investment Income to Average Net Assets.........       1.37%(E)       1.64%       1.50%        1.26%       1.50%
Portfolio Turnover Rate......................................          5%(D)         10%         10%          10%          3%
------------------------------------------------------------------------------------------------------------------------------

                                                              -----------
                                                                 YEAR
                                                                ENDED
                                                               OCT. 31,
                                                                 2012
-------------------------------------------------------------------------

Net Asset Value, Beginning of Period......................... $    10.28
                                                              ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.16
  Net Gains (Losses) on Securities (Realized and Unrealized).       1.32
                                                              ----------
   Total from Investment Operations..........................       1.48
-------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.15)
  Net Realized Gains.........................................         --
                                                              ----------
   Total Distributions.......................................      (0.15)
-------------------------------------------------------------------------
Net Asset Value, End of Period............................... $    11.61
============================================================= ==========
Total Return.................................................      14.55%
-------------------------------------------------------------------------
Net Assets, End of Period (thousands)........................ $2,009,177
Ratio of Expenses to Average Net Assets......................       0.32%
Ratio of Net Investment Income to Average Net Assets.........       1.45%
Portfolio Turnover Rate......................................          9%
-------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               U.S. SMALL CAP PORTFOLIO
                                     ----------------------------------------------------------------------------
                                       SIX MONTHS        YEAR         YEAR        YEAR        YEAR        YEAR
                                          ENDED         ENDED        ENDED       ENDED       ENDED       ENDED
                                        APRIL 30,      OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                          2017           2016         2015        2014        2013        2012
-------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $     30.14     $     30.84  $     31.38  $    30.03  $    23.11  $    20.55
                                     -----------     -----------  -----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................        0.19            0.34         0.35        0.26        0.35        0.25
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        5.08            0.77         0.33        2.27        8.13        2.53
                                     -----------     -----------  -----------  ----------  ----------  ----------
   Total from Investment
    Operations......................        5.27            1.11         0.68        2.53        8.48        2.78
-------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.18)          (0.35)       (0.33)      (0.24)      (0.36)      (0.22)
  Net Realized Gains................       (0.83)          (1.46)       (0.89)      (0.94)      (1.20)         --
                                     -----------     -----------  -----------  ----------  ----------  ----------
   Total Distributions..............       (1.01)          (1.81)       (1.22)      (1.18)      (1.56)      (0.22)
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     34.40     $     30.14  $     30.84  $    31.38  $    30.03  $    23.11
===================================  ===========     ===========  ===========  ==========  ==========  ==========
Total Return........................       17.51%(D)        3.89%        2.34%       8.67%      39.03%      13.61%
-------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $15,720,238     $12,977,199  $10,616,542  $9,247,716  $7,446,827  $4,563,345
Ratio of Expenses to Average Net
 Assets.............................        0.37%(E)        0.37%        0.37%       0.37%       0.37%       0.37%
Ratio of Net Investment Income to
 Average Net Assets.................        1.12%(E)        1.16%        1.10%       0.86%       1.33%       1.14%
Portfolio Turnover Rate.............           6%(D)          10%          11%          9%         10%         16%
-------------------------------------------------------------------------------------------------------------------

                                                              U.S. MICRO CAP PORTFOLIO
                                     --------------------------------------------------------------------------
                                       SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                          ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                        APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                          2017          2016        2015        2014        2013        2012
----------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $    18.58      $    19.00  $    20.10  $    19.64  $    14.84  $    13.24
                                     ----------      ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.08            0.16        0.16        0.14        0.19        0.14
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       3.43            0.60        0.02        1.35        5.57        1.59
                                     ----------      ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       3.51            0.76        0.18        1.49        5.76        1.73
----------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.08)          (0.16)      (0.16)      (0.13)      (0.20)      (0.13)
  Net Realized Gains................      (0.94)          (1.02)      (1.12)      (0.90)      (0.76)         --
                                     ----------      ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (1.02)          (1.18)      (1.28)      (1.03)      (0.96)      (0.13)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    21.07      $    18.58  $    19.00  $    20.10  $    19.64  $    14.84
===================================  ===========     ==========  ==========  ==========  ==========  ==========
Total Return........................      18.94%(D)        4.32%       1.11%       7.88%      41.34%      13.13%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $5,855,929      $5,128,323  $5,007,091  $5,029,027  $4,695,831  $3,437,958
Ratio of Expenses to Average Net
 Assets.............................       0.52% (E)       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to
 Average Net Assets.................       0.81% (E)       0.88%       0.82%       0.69%       1.16%       0.99%
Portfolio Turnover Rate.............          8% (D)         15%         14%         12%         11%         15%
----------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        DFA REAL ESTATE SECURITIES PORTFOLIO
                                     -------------------------------------------------------------------------  --------------
                                      SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR      SIX MONTHS
                                         ENDED        ENDED       ENDED       ENDED       ENDED       ENDED         ENDED
                                       APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     APRIL 30,
                                         2017          2016        2015        2014        2013        2012         2017
-------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)                                                                (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $    34.32     $    33.04  $    32.24  $    27.77  $    25.83  $    23.25  $    19.52
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.74           1.09        0.90        0.72        0.67        0.57        0.26
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       0.49           1.18        0.95        4.62        1.95        2.74        1.91
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       1.23           2.27        1.85        5.34        2.62        3.31        2.17
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.61)         (0.99)      (1.05)      (0.87)      (0.68)      (0.73)      (0.20)
  Net Realized Gains................      (0.31)            --          --          --          --          --          --
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.92)         (0.99)      (1.05)      (0.87)      (0.68)      (0.73)      (0.20)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    34.63     $    34.32  $    33.04  $    32.24  $    27.77  $    25.83  $    21.49
===================================  ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................       3.66%(D)       6.89%       5.89%      19.80%      10.28%      14.45%      11.19%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $7,888,784     $7,260,180  $6,553,192  $6,607,759  $4,677,418  $3,716,389  $4,130,707
Ratio of Expenses to Average
 Net Assets.........................       0.18%(E)       0.18%       0.18%       0.18%       0.18%       0.22%       0.24%(E)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)...................       0.19%(E)       0.19%       0.19%       0.19%       0.19%       0.23%       0.26%
Ratio of Net Investment Income to
 Average Net Assets.................       4.32%(E)       3.15%       2.75%       2.48%       2.42%       2.29%       2.61%(E)
Portfolio Turnover Rate.............          1%(D)          3%          4%          0%          1%          0%          2%(D)
-------------------------------------------------------------------------------------------------------------------------------

                                            LARGE CAP INTERNATIONAL PORTFOLIO
                                     -------------------------------------------------------------
                                         YEAR         YEAR        YEAR        YEAR        YEAR
                                        ENDED        ENDED       ENDED       ENDED       ENDED
                                       OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                         2016         2015        2014        2013        2012
--------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    20.36   $    21.59   $    22.20  $    18.33  $    17.91
                                     ----------   ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.57         0.58         0.75        0.58        0.60
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (0.86)       (1.24)       (0.62)       3.90        0.40
                                     ----------   ----------   ----------  ----------  ----------
   Total from Investment
    Operations......................      (0.29)       (0.66)        0.13        4.48        1.00
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.55)       (0.57)       (0.74)      (0.61)      (0.58)
  Net Realized Gains................         --           --           --          --          --
                                     ----------   ----------   ----------  ----------  ----------
   Total Distributions..............      (0.55)       (0.57)       (0.74)      (0.61)      (0.58)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    19.52   $    20.36   $    21.59  $    22.20  $    18.33
===================================  ==========   ==========   ==========  ==========  ==========
Total Return........................      (1.30)%      (3.10)%       0.47%      24.85%       5.89%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $3,527,775   $3,150,334   $3,127,847  $2,755,114  $2,055,759
Ratio of Expenses to Average
 Net Assets.........................       0.28%        0.29%        0.28%       0.29%       0.30%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)...................       0.28%        0.29%        0.28%       0.29%       0.30%
Ratio of Net Investment Income to
 Average Net Assets.................       2.95%        2.71%        3.35%       2.90%       3.38%
Portfolio Turnover Rate.............         10%          10%           4%          5%          4%
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          INTERNATIONAL CORE EQUITY PORTFOLIO
                                                    --------------------------------------------------------------------
                                                      SIX MONTHS        YEAR         YEAR          YEAR         YEAR
                                                         ENDED         ENDED        ENDED         ENDED        ENDED
                                                       APRIL 30,      OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,
                                                         2017           2016         2015          2014         2013
-------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period............... $     11.58     $     11.69  $     12.15   $     12.57   $    10.10
                                                    -----------     -----------  -----------   -----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..................        0.15            0.32         0.32          0.38         0.31
 Net Gains (Losses) on Securities (Realized and
  Unrealized)......................................        1.22           (0.15)       (0.45)        (0.43)        2.47
                                                    -----------     -----------  -----------   -----------   ----------
   Total from Investment Operations................        1.37            0.17        (0.13)        (0.05)        2.78
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.............................       (0.10)          (0.28)       (0.33)        (0.37)       (0.31)
 Net Realized Gains................................          --              --           --            --           --
                                                    -----------     -----------  -----------   -----------   ----------
   Total Distributions.............................       (0.10)          (0.28)       (0.33)        (0.37)       (0.31)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $     12.85     $     11.58  $     11.69   $     12.15   $    12.57
=================================================== ===========     ===========  ===========   ===========   ==========
Total Return.......................................       11.94%(D)        1.62%       (1.10)%       (0.55)%      27.98%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $21,015,354     $16,983,011  $14,420,568   $12,294,542   $9,508,466
Ratio of Expenses to Average Net Assets (B)........        0.32%(E)        0.38%        0.38%         0.38%        0.39%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly) (B).........................        0.35%(E)        0.38%        0.38%         0.38%        0.39%
Ratio of Net Investment Income to Average Net
 Assets............................................        2.53%(E)        2.83%        2.63%         3.01%        2.80%
Portfolio Turnover Rate............................           3%(D)           2%           4%            7%           3%
-------------------------------------------------------------------------------------------------------------------------

                                                    -----------
                                                       YEAR
                                                      ENDED
                                                     OCT. 31,
                                                       2012
----------------------------------------------------------------

Net Asset Value, Beginning of Period............... $     9.89
                                                    ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..................       0.31
 Net Gains (Losses) on Securities (Realized and
  Unrealized)......................................       0.20
                                                    ----------
   Total from Investment Operations................       0.51
----------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.............................      (0.30)
 Net Realized Gains................................         --
                                                    ----------
   Total Distributions.............................      (0.30)
----------------------------------------------------------------
Net Asset Value, End of Period..................... $    10.10
=================================================== ==========
Total Return.......................................       5.49%
----------------------------------------------------------------
Net Assets, End of Period (thousands).............. $6,482,738
Ratio of Expenses to Average Net Assets (B)........       0.40%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly) (B).........................       0.40%
Ratio of Net Investment Income to Average Net
 Assets............................................       3.18%
Portfolio Turnover Rate............................          5%
----------------------------------------------------------------

                                                                        INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                    ----------------------------------------------------------------------------
                                                      SIX MONTHS        YEAR        YEAR         YEAR        YEAR        YEAR
                                                         ENDED         ENDED       ENDED        ENDED       ENDED       ENDED
                                                       APRIL 30,      OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                         2017           2016        2015         2014        2013        2012
---------------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)
Net Asset Value, Beginning of Period............... $     17.78     $     17.78  $    18.24  $    19.40   $    15.28  $    15.21
                                                    -----------     -----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..................        0.20            0.43        0.41        0.42         0.42        0.38
 Net Gains (Losses) on Securities (Realized and
  Unrealized)......................................        1.95            0.48        0.12       (0.62)        4.16        0.39
                                                    -----------     -----------  ----------  ----------   ----------  ----------
   Total from Investment Operations................        2.15            0.91        0.53       (0.20)        4.58        0.77
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.............................       (0.14)          (0.51)      (0.42)      (0.42)       (0.37)      (0.42)
 Net Realized Gains................................       (0.46)          (0.40)      (0.57)      (0.54)       (0.09)      (0.28)
                                                    -----------     -----------  ----------  ----------   ----------  ----------
   Total Distributions.............................       (0.60)          (0.91)      (0.99)      (0.96)       (0.46)      (0.70)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $     19.33     $     17.78  $    17.78  $    18.24   $    19.40  $    15.28
=================================================== ===========     ===========  ==========  ==========   ==========  ==========
Total Return.......................................       12.60%(D)        5.43%       3.30%      (1.09)%      30.66%       5.63%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $12,091,228     $10,387,361  $9,323,492  $8,844,517   $8,520,717  $6,423,160
Ratio of Expenses to Average Net Assets (B)........        0.53%(E)        0.53%       0.54%       0.53%        0.54%       0.56%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly) (B).........................        0.53%(E)        0.53%       0.54%       0.53%        0.54%       0.56%
Ratio of Net Investment Income to Average Net
 Assets............................................        2.21%(E)        2.47%       2.30%       2.15%        2.47%       2.58%
Portfolio Turnover Rate............................         N/A             N/A         N/A         N/A          N/A         N/A
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                     GLOBAL SMALL
                                                   COMPANY PORTFOLIO                  JAPANESE SMALL COMPANY PORTFOLIO
                                                   -----------------   -----------------------------------------------------
                                                        PERIOD
                                                       JAN. 18,        SIX MONTHS      YEAR      YEAR      YEAR      YEAR
                                                      2017 (A) TO         ENDED       ENDED     ENDED     ENDED     ENDED
                                                       APRIL 30,        APRIL 30,    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                         2017             2017         2016      2015      2014      2013
-----------------------------------------------------------------------------------------------------------------------------
                                                      (UNAUDITED)      (UNAUDITED)
Net Asset Value, Beginning of Period..............      $ 10.00         $  23.01     $  20.46  $  19.15  $  19.33  $  14.99
                                                        -------         --------     --------  --------  --------  --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................         0.05             0.22         0.32      0.25      0.24      0.26
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................         0.52             1.32         2.51      1.36      0.13      4.21
                                                        -------         --------     --------  --------  --------  --------
   Total from Investment Operations...............         0.57             1.54         2.83      1.61      0.37      4.47
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................           --            (0.43)       (0.28)    (0.30)    (0.55)    (0.13)
 Net Realized Gains...............................           --               --           --        --        --        --
                                                        -------         --------     --------  --------  --------  --------
   Total Distributions............................           --            (0.43)       (0.28)    (0.30)    (0.55)    (0.13)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................      $ 10.57         $  24.12     $  23.01  $  20.46  $  19.15  $  19.33
=================================================  =================   ===========   ========  ========  ========  ========
Total Return......................................         5.70%(D)         6.88%(D)    14.04%     8.62%     2.00%    30.06%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............      $10,470         $539,071     $509,413  $463,997  $508,190  $414,132
Ratio of Expenses to Average Net Assets (B).......         0.49%(C)(E)      0.53%(E)     0.54%     0.54%     0.55%     0.56%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................         1.41%(C)(E)      0.63%(E)     0.64%     0.57%     0.55%     0.56%
Ratio of Net Investment Income to Average Net
 Assets...........................................         1.01%(C)(E)      1.96%(E)     1.57%     1.27%     1.25%     1.51%
-----------------------------------------------------------------------------------------------------------------------------


                                                   ---------

                                                     YEAR
                                                    ENDED
                                                   OCT. 31,
                                                     2012
------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $  15.24
                                                   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................     0.29
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................    (0.26)
                                                   --------
   Total from Investment Operations...............     0.03
------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................    (0.28)
 Net Realized Gains...............................       --
                                                   --------
   Total Distributions............................    (0.28)
------------------------------------------------------------
Net Asset Value, End of Period.................... $  14.99
=================================================  ========
Total Return......................................     0.20%
------------------------------------------------------------
Net Assets, End of Period (thousands)............. $293,968
Ratio of Expenses to Average Net Assets (B).......     0.57%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor) (B).....................................     0.57%
Ratio of Net Investment Income to Average Net
 Assets...........................................     1.88%
------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                         ----------------------------------------------------------------
                                                         SIX MONTHS      YEAR       YEAR       YEAR      YEAR      YEAR
                                                            ENDED       ENDED      ENDED      ENDED     ENDED     ENDED
                                                          APRIL 30,    OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                            2017         2016       2015       2014      2013      2012
---------------------------------------------------------------------------------------------------------------------------
                                                         (UNAUDITED)
Net Asset Value, Beginning of Period....................  $  21.27     $  19.06  $  22.88   $  24.82   $  23.22  $  23.04
                                                          --------     --------  --------   --------   --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.27         0.71      0.75       0.83       1.01      0.87
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      0.69         2.24     (3.51)     (1.81)      1.37      0.58
                                                          --------     --------  --------   --------   --------  --------
   Total from Investment Operations.....................      0.96         2.95     (2.76)     (0.98)      2.38      1.45
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.75)       (0.74)    (1.06)     (0.96)     (0.78)    (1.27)
  Net Realized Gains....................................        --           --        --         --         --        --
                                                          --------     --------  --------   --------   --------  --------
   Total Distributions..................................     (0.75)       (0.74)    (1.06)     (0.96)     (0.78)    (1.27)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................  $  21.48     $  21.27  $  19.06   $  22.88   $  24.82  $  23.22
======================================================== ===========   ========  ========   ========   ========  ========
Total Return............................................      4.82%(D)    16.18%   (12.19)%    (3.84)%    10.46%     7.09%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................  $282,786     $251,575  $200,270   $364,117   $331,166  $238,191
Ratio of Expenses to Average Net Assets (B).............      0.54%(E)     0.54%     0.55%      0.55%      0.57%     0.59%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)..................      0.64%(E)     0.64%     0.57%      0.55%      0.57%     0.59%
Ratio of Net Investment Income to Average Net Assets....      2.61%(E)     3.57%     3.67%      3.53%      4.26%     3.91%
---------------------------------------------------------------------------------------------------------------------------

                                                                   UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                         ----------------------------------------------------------
                                                         SIX MONTHS      YEAR      YEAR     YEAR     YEAR     YEAR
                                                            ENDED       ENDED     ENDED    ENDED    ENDED    ENDED
                                                          APRIL 30,    OCT. 31,  OCT. 31, OCT. 31, OCT. 31, OCT. 31,
                                                            2017         2016      2015     2014     2013     2012
--------------------------------------------------------------------------------------------------------------------
                                                         (UNAUDITED)
Net Asset Value, Beginning of Period....................   $ 27.21     $ 35.50   $ 35.92  $ 36.96  $ 27.81  $ 23.44
                                                           -------     -------   -------  -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................      0.46        1.18      1.06     0.95     0.88     0.69
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................      4.84       (6.55)     1.95    (0.65)    9.17     4.47
                                                           -------     -------   -------  -------  -------  -------
   Total from Investment Operations.....................      5.30       (5.37)     3.01     0.30    10.05     5.16
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................     (0.43)      (1.29)    (1.05)   (0.93)   (0.90)   (0.79)
  Net Realized Gains....................................     (1.15)      (1.63)    (2.38)   (0.41)      --       --
                                                           -------     -------   -------  -------  -------  -------
   Total Distributions..................................     (1.58)      (2.92)    (3.43)   (1.34)   (0.90)   (0.79)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..........................   $ 30.93     $ 27.21   $ 35.50  $ 35.92  $ 36.96  $ 27.81
======================================================== ===========   ========  ======== ======== ======== ========
Total Return............................................     20.44%(D)  (16.20)%    9.43%    0.73%   36.81%   22.82%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)...................   $43,101     $32,323   $35,637  $35,050  $37,096  $31,316
Ratio of Expenses to Average Net Assets (B).............      0.59%(E)    0.59%     0.58%    0.58%    0.59%    0.60%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor) (B)..................      0.71%(E)    0.71%     0.62%    0.62%    0.63%    0.63%
Ratio of Net Investment Income to Average Net Assets....      3.30%(E)    3.87%     2.99%    2.50%    2.79%    2.83%
--------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          CONTINENTAL SMALL COMPANY PORTFOLIO
                                                   --------------------------------------------------------------------
                                                     SIX MONTHS         YEAR         YEAR         YEAR         YEAR
                                                        ENDED          ENDED        ENDED        ENDED        ENDED
                                                      APRIL 30,       OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                        2017            2016         2015         2014         2013
------------------------------------------------------------------------------------------------------------------------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period..............  $  21.48        $  20.74     $  19.34     $  20.26     $  14.51
                                                    --------        --------     --------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................      0.22            0.43         0.43         0.42         0.37
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      3.65            0.72         1.38        (0.90)        5.78
                                                    --------        --------     --------     --------     --------
   Total from Investment Operations...............      3.87            1.15         1.81        (0.48)        6.15
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................     (0.08)          (0.41)       (0.41)       (0.44)       (0.40)
                                                    --------        --------     --------     --------     --------
   Total Distributions............................     (0.08)          (0.41)       (0.41)       (0.44)       (0.40)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................  $  25.27        $  21.48     $  20.74     $  19.34     $  20.26
=================================================  ===========      ========     ========     ========     ========
Total Return......................................     18.09%(D)        5.70%        9.37%       (2.68)%      42.99%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............  $386,517        $292,117     $278,024     $168,961     $170,806
Ratio of Expenses to Average Net Assets...........      0.54%(B)(E)     0.54%(B)     0.55%(B)     0.56%(B)     0.58%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly)......................................      0.64%(B)(E)     0.64%(B)     0.58%(B)     0.56%(B)     0.58%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................      1.94%(E)        2.08%        2.09%        1.97%        2.16%
Portfolio Turnover Rate...........................       N/A             N/A          N/A          N/A          N/A
------------------------------------------------------------------------------------------------------------------------

                                                   ---------
                                                       YEAR
                                                      ENDED
                                                     OCT. 31,
                                                       2012
----------------------------------------------------------------

Net Asset Value, Beginning of Period.............. $  14.66
                                                   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................     0.39
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................    (0.17)
                                                   --------
   Total from Investment Operations...............     0.22
----------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................    (0.37)
                                                   --------
   Total Distributions............................    (0.37)
----------------------------------------------------------------
Net Asset Value, End of Period.................... $  14.51
=================================================  ========
Total Return......................................     1.85%
----------------------------------------------------------------
Net Assets, End of Period (thousands)............. $106,316
Ratio of Expenses to Average Net Assets...........     0.59%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly)......................................     0.59%(B)
Ratio of Net Investment Income to Average Net
 Assets...........................................     2.78%
Portfolio Turnover Rate...........................      N/A
----------------------------------------------------------------

                                                               DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                                   --------------------------------------------------------------------------
                                                    SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                                       ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                                     APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                       2017          2016         2015        2014        2013        2012
------------------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period.............. $     5.23     $     5.27  $     5.63   $     5.48  $     5.67  $     4.90
                                                   ----------     ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................       0.10           0.20        0.19         0.22        0.22        0.27
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       0.07          (0.15)      (0.22)        0.19        0.25        0.75
                                                   ----------     ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations...............       0.17           0.05       (0.03)        0.41        0.47        1.02
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................      (0.41)         (0.09)      (0.33)       (0.26)      (0.66)      (0.25)
                                                   ----------     ----------  ----------   ----------  ----------  ----------
   Total Distributions............................      (0.41)         (0.09)      (0.33)       (0.26)      (0.66)      (0.25)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     4.99     $     5.23  $     5.27   $     5.63  $     5.48  $     5.67
=================================================  ===========    ==========  ==========   ==========  ==========  ==========
Total Return......................................       3.79%(D)       1.05%      (0.37)%       8.21%       9.24%      22.34%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $4,749,256     $4,181,623  $3,540,092   $3,088,376  $2,158,977  $1,531,708
Ratio of Expenses to Average Net Assets...........       0.28%(E)       0.28%       0.32%        0.38%       0.39%       0.41%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly)......................................       0.28%(E)       0.28%       0.32%        0.38%       0.39%       0.41%
Ratio of Net Investment Income to Average Net
 Assets...........................................       4.02%(E)       3.71%       3.64%        4.14%       4.07%       5.45%
Portfolio Turnover Rate...........................          1%(D)          1%          2%           1%          5%          3%
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                     ----------------------------------------------------------------------------------------
                                        SIX MONTHS          YEAR           YEAR           YEAR           YEAR           YEAR
                                           ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                         APRIL 30,        OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,
                                           2017             2016           2015           2014           2013           2012
----------------------------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $    10.84        $    10.59     $    10.63     $     9.59     $     9.33     $     8.21
                                     ----------        ----------     ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................       0.41              0.27           0.44           0.31           0.49           0.29
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (0.05)             0.23          (0.09)          1.05           0.37           1.07
                                     ----------        ----------     ----------     ----------     ----------     ----------
   Total from Investment
    Operations......................       0.36              0.50           0.35           1.36           0.86           1.36
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............      (0.50)            (0.25)         (0.39)         (0.32)         (0.60)         (0.24)
  Net Realized Gains................      (0.03)               --             --             --             --             --
                                     ----------        ----------     ----------     ----------     ----------     ----------
   Total Distributions..............      (0.53)            (0.25)         (0.39)         (0.32)         (0.60)         (0.24)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    10.67        $    10.84     $    10.59     $    10.63     $     9.59     $     9.33
===================================  ===========       ==========     ==========     ==========     ==========     ==========
Total Return........................       3.58%(D)          4.87%          3.44%         14.98%          9.74%         17.33%
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $5,575,827        $4,888,955     $4,059,916     $3,305,472     $2,082,707     $1,315,547
Ratio of Expenses to Average Net
 Assets.............................       0.24%(B)(E)       0.24%(B)       0.27%(B)       0.32%(B)       0.32%(B)       0.34%(B)
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)...................       0.36%(B)(E)       0.38%(B)       0.45%(B)       0.55%(B)       0.55%(B)       0.60%(B)
Ratio of Net Investment Income to
 Average Net Assets.................       7.78%(E)          2.45%          4.16%          3.21%          5.18%          3.38%
Portfolio Turnover Rate.............          2%(D)             2%             1%           N/A            N/A            N/A
----------------------------------------------------------------------------------------------------------------------------------

                                                       DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                     ------------------------------------------------------------------------------
                                       SIX MONTHS        YEAR         YEAR         YEAR         YEAR        YEAR
                                          ENDED         ENDED        ENDED        ENDED        ENDED       ENDED
                                        APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                          2017           2016         2015         2014         2013        2012
--------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $     19.31     $     19.44  $     19.55  $     20.17  $     15.16  $    14.85
                                     -----------     -----------  -----------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income
   (Loss) (A).......................        0.17            0.44         0.38         0.37         0.37        0.34
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........        2.31            0.29         0.22        (0.34)        5.21        0.61
                                     -----------     -----------  -----------  -----------  -----------  ----------
   Total from Investment
    Operations......................        2.48            0.73         0.60         0.03         5.58        0.95
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.............       (0.16)          (0.58)       (0.37)       (0.35)       (0.36)      (0.36)
  Net Realized Gains................       (0.62)          (0.28)       (0.34)       (0.30)       (0.21)      (0.28)
                                     -----------     -----------  -----------  -----------  -----------  ----------
   Total Distributions..............       (0.78)          (0.86)       (0.71)       (0.65)       (0.57)      (0.64)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $     21.01     $     19.31  $     19.44  $     19.55  $     20.17  $    15.16
===================================  ===========     ===========  ===========  ===========  ===========  ==========
Total Return........................       13.29%(D)        4.09%        3.31%        0.13%       37.79%       6.92%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $14,562,703     $13,009,729  $12,577,575  $11,684,771  $11,148,899  $8,266,610
Ratio of Expenses to Average Net
 Assets.............................        0.68%(E)        0.68%        0.69%        0.68%        0.69%       0.71%
Ratio of Expenses to Average Net
 Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor and Fees
 Paid Indirectly)...................        0.68%(E)        0.68%        0.69%        0.68%        0.69%       0.71%
Ratio of Net Investment Income to
 Average Net Assets.................        1.77%(E)        2.38%        1.94%        1.78%        2.16%       2.30%
Portfolio Turnover Rate.............          10%(D)          19%          18%           8%           9%         18%
--------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                               -------------------------------------------------------------------------
                                                SIX MONTHS       YEAR         YEAR         YEAR        YEAR       YEAR
                                                   ENDED        ENDED        ENDED        ENDED       ENDED      ENDED
                                                 APRIL 30,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,   OCT. 31,
                                                   2017          2016         2015         2014        2013       2012
--------------------------------------------------------------------------------------------------------------------------
                                                (UNAUDITED)
Net Asset Value, Beginning of Period.......... $    10.78     $    10.76  $    11.26   $    11.75   $     9.33  $   9.34
                                               ----------     ----------  ----------   ----------   ----------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............       0.13           0.28        0.28         0.32         0.26      0.27
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................       1.19           0.05       (0.41)       (0.43)        2.44      0.14
                                               ----------     ----------  ----------   ----------   ----------  --------
   Total from Investment Operations...........       1.32           0.33       (0.13)       (0.11)        2.70      0.41
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................      (0.09)         (0.27)      (0.27)       (0.30)       (0.25)    (0.27)
  Net Realized Gains..........................      (0.02)         (0.04)      (0.10)       (0.08)       (0.03)    (0.15)
                                               ----------     ----------  ----------   ----------   ----------  --------
   Total Distributions........................      (0.11)         (0.31)      (0.37)       (0.38)       (0.28)    (0.42)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $    11.99     $    10.78  $    10.76   $    11.26   $    11.75  $   9.33
============================================== ===========    ==========  ==========   ==========   ==========  ========
Total Return..................................      12.36%(D)       3.21%      (1.14)%      (1.05)%      29.52%     4.90%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $2,194,231     $1,856,474  $1,594,914   $1,305,553   $1,090,774  $561,399
Ratio of Expenses to Average Net Assets.......       0.48%(E)       0.49%       0.50%        0.49%        0.51%     0.54%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly)..................................       0.48%(E)       0.49%       0.50%        0.49%        0.51%     0.54%
Ratio of Net Investment Income to Average Net
 Assets.......................................       2.34%(E)       2.73%       2.50%        2.64%        2.51%     2.94%
Portfolio Turnover Rate.......................          2%(D)          4%          8%           8%           2%        5%
--------------------------------------------------------------------------------------------------------------------------

                                                                        WORLD EX U.S. VALUE PORTFOLIO
                                               ----------------------------------------------------------------------------
                                                 SIX MONTHS         YEAR         YEAR         YEAR         YEAR        YEAR
                                                    ENDED          ENDED        ENDED        ENDED        ENDED       ENDED
                                                  APRIL 30,       OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                    2017            2016         2015         2014         2013        2012
-------------------------------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period..........  $  10.31        $  10.28     $  11.43     $  11.93     $   9.94     $  9.96
                                                --------        --------     --------     --------     --------     -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)............      0.12            0.31         0.30         0.42         0.29        0.29
  Net Gains (Losses) on Securities (Realized
   and Unrealized)............................      1.08            0.03        (1.18)       (0.50)        2.02       (0.05)
                                                --------        --------     --------     --------     --------     -------
   Total from Investment Operations...........      1.20            0.34        (0.88)       (0.08)        2.31        0.24
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.......................     (0.11)          (0.31)       (0.27)       (0.42)       (0.32)      (0.26)
  Net Realized Gains..........................        --              --           --           --           --          --
                                                --------        --------     --------     --------     --------     -------
   Total Distributions........................     (0.11)          (0.31)       (0.27)       (0.42)       (0.32)      (0.26)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................  $  11.40        $  10.31     $  10.28     $  11.43     $  11.93     $  9.94
============================================== ===========      ========     ========     ========     ========     ========
Total Return..................................     11.70%(D)        3.54%       (7.77)%      (0.81)%      23.61%       2.70%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........  $216,883        $188,154     $155,301     $113,951     $117,587     $57,197
Ratio of Expenses to Average Net Assets.......      0.52%(B)(E)     0.53%(B)     0.53%(B)     0.57%(B)     0.60%(B)    0.60%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly)..................................      0.74%(B)(E)     0.76%(B)     0.75%(B)     0.76%(B)     0.76%(B)    0.84%(B)
Ratio of Net Investment Income to Average Net
 Assets.......................................      2.26%(E)        3.20%        2.69%        3.54%        2.61%       2.97%
Portfolio Turnover Rate.......................       N/A             N/A          N/A          N/A          N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               WORLD EX U.S. TARGETED VALUE PORTFOLIO
                                                    -----------------------------------------------------        --------------
                                                                                                     PERIOD
                                                    SIX MONTHS      YEAR       YEAR      YEAR       NOV. 1,       SIX MONTHS
                                                       ENDED       ENDED      ENDED     ENDED      2012(A) TO        ENDED
                                                     APRIL 30,    OCT. 31,   OCT. 31,  OCT. 31,     OCT. 31,       APRIL 30,
                                                       2017         2016       2015      2014         2013           2017
--------------------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)                                                   (UNAUDITED)
Net Asset Value, Beginning of Period...............  $  12.04     $  11.44  $  12.08   $  12.46   $ 10.00        $     9.93
                                                     --------     --------  --------   --------   -------        ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................      0.09         0.25      0.23       0.23      0.20              0.11
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................      1.58         0.55     (0.58)     (0.22)     2.46              1.01
                                                     --------     --------  --------   --------   -------        ----------
   Total from Investment Operations................      1.67         0.80     (0.35)      0.01      2.66              1.12
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................     (0.07)       (0.20)    (0.26)     (0.24)    (0.20)            (0.08)
  Net Realized Gains...............................        --           --     (0.03)     (0.15)       --                --
                                                     --------     --------  --------   --------   -------        ----------
   Total Distributions.............................     (0.07)       (0.20)    (0.29)     (0.39)    (0.20)            (0.08)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....................  $  13.64     $  12.04  $  11.44   $  12.08   $ 12.46        $    10.97
=================================================== ===========   ========  ========   ========  ==========      ===========
Total Return.......................................     13.90%(D)     7.18%    (2.88)%     0.06%    26.90%(D)         11.33%(D)
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..............  $378,140     $281,212  $227,731   $151,096   $96,010        $2,189,521
Ratio of Expenses to Average Net Assets (B)........      0.70%(E)     0.76%     0.65%      0.69%     0.79%(C)(E)       0.41%(E)
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly) (B).........................      0.70%(E)     0.77%     1.06%      1.17%     1.27%(C)(E)       0.42%(E)
Ratio of Net Investment Income (Loss) to Average
 Net Assets........................................      1.46%(E)     2.18%     1.95%      1.84%     1.78%(C)(E)       2.15%(E)
Portfolio Turnover Rate............................         7%(D)       28%        1%       N/A       N/A                 2%(D)
--------------------------------------------------------------------------------------------------------------------------------

                                                      WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                    ----------------------------------------------
                                                                                            PERIOD
                                                       YEAR         YEAR        YEAR       APRIL 9,
                                                      ENDED        ENDED       ENDED      2013(A) TO
                                                     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                                       2016         2015        2014         2013
--------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period............... $     9.83  $    10.49   $  10.77    $  10.00
                                                    ----------  ----------   --------    --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.26        0.26       0.28        0.18
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       0.08       (0.72)     (0.27)       0.77
                                                    ----------  ----------   --------    --------
   Total from Investment Operations................       0.34       (0.46)      0.01        0.95
--------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.24)      (0.20)     (0.28)      (0.18)
  Net Realized Gains...............................         --          --      (0.01)         --
                                                    ----------  ----------   --------    --------
   Total Distributions.............................      (0.24)      (0.20)     (0.29)      (0.18)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................... $     9.93  $     9.83   $  10.49    $  10.77
=================================================== ==========  ==========   ========   ==========
Total Return.......................................       3.58%      (4.50)%    (0.04)%      9.62%(D)
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............. $1,656,445  $1,170,828   $406,648    $129,720
Ratio of Expenses to Average Net Assets (B)........       0.47%       0.47%      0.47%       0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding
 Fees Paid Indirectly) (B).........................       0.47%       0.52%      0.88%       0.97%(C)(E)
Ratio of Net Investment Income (Loss) to Average
 Net Assets........................................       2.67%       2.54%      2.59%       3.12%(C)(E)
Portfolio Turnover Rate............................          1%          1%       N/A         N/A
--------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               WORLD CORE EQUITY PORTFOLIO
                                           -------------------------------------------------------------        -------------
                                                                                                   PERIOD
                                           SIX MONTHS      YEAR       YEAR      YEAR     YEAR     MARCH 7,      SIX MONTHS
                                              ENDED       ENDED      ENDED     ENDED    ENDED    2012(A) TO        ENDED
                                            APRIL 30,    OCT. 31,   OCT. 31,  OCT. 31, OCT. 31,   OCT. 31,       APRIL 30,
                                              2017         2016       2015      2014     2013       2012           2017
------------------------------------------------------------------------------------------------------------------------------
                                           (UNAUDITED)                                                          (UNAUDITED)
Net Asset Value, Beginning of Period......  $  13.14     $  12.94  $  13.33   $ 12.71   $10.24    $10.00         $  13.67
                                            --------     --------  --------   -------   ------    ------         --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........      0.11         0.27      0.26      0.17     0.23      0.16             0.10
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............      1.60         0.20     (0.35)     0.87     2.47      0.19             1.69
                                            --------     --------  --------   -------   ------    ------         --------
   Total from Investment Operations.......      1.71         0.47     (0.09)     1.04     2.70      0.35             1.79
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................     (0.12)       (0.26)    (0.26)    (0.24)   (0.23)    (0.11)           (0.31)
  Net Realized Gains......................     (0.05)       (0.01)    (0.04)    (0.18)      --        --            (0.12)
                                            --------     --------  --------   -------   ------    ------         --------
   Total Distributions....................     (0.17)       (0.27)    (0.30)    (0.42)   (0.23)    (0.11)           (0.43)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............  $  14.68     $  13.14  $  12.94   $ 13.33   $12.71    $10.24         $  15.03
========================================== ===========   ========  ========   ======== ======== ==========      ===========
Total Return..............................     13.08%(D)     3.73%    (0.61)%    8.36%   26.77%     3.54%(D)        13.30%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).....  $449,153     $370,229  $202,655   $75,707   $1,728    $  191         $337,793
Ratio of Expenses to Average Net
 Assets (B)...............................      0.35%(E)     0.35%     0.35%     0.35%    0.40%     0.40%(C)(E)      0.34%(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...........      0.60%(E)     0.64%     0.65%     0.97%    5.71%    52.27%(C)(E)      0.61%(E)
Ratio of Net Investment Income to Average
 Net Assets...............................      1.61%(E)     2.14%     1.95%     1.27%    2.01%     2.40%(C)(E)      1.46%(E)
------------------------------------------------------------------------------------------------------------------------------

                                           SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                           -------------------------------------------------
                                                                                       PERIOD
                                             YEAR       YEAR      YEAR      YEAR      NOV. 14,
                                            ENDED      ENDED     ENDED     ENDED     2011(A) TO
                                           OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,
                                             2016       2015      2014      2013        2012
--------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period...... $  13.50  $  14.20   $  13.63  $ 10.87   $ 10.00
                                           --------  --------   --------  -------   -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........     0.26      0.27       0.27     0.24      0.22
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............     0.30     (0.34)      0.76     2.65      0.87
                                           --------  --------   --------  -------   -------
   Total from Investment Operations.......     0.56     (0.07)      1.03     2.89      1.09
--------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................    (0.35)    (0.42)     (0.32)   (0.10)    (0.22)
  Net Realized Gains......................    (0.04)    (0.21)     (0.14)   (0.03)       --
                                           --------  --------   --------  -------   -------
   Total Distributions....................    (0.39)    (0.63)     (0.46)   (0.13)    (0.22)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $  13.67  $  13.50   $  14.20  $ 13.63   $ 10.87
========================================== ========  ========   ========  ======== ==========
Total Return..............................     4.32%    (0.34)%     7.83%   26.86%    11.11%(D)
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $289,904  $245,106   $147,276  $91,348   $34,950
Ratio of Expenses to Average Net
 Assets (B)...............................     0.35%     0.40%      0.40%    0.40%     0.40%(C)(E)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...........     0.64%     0.66%      0.69%    0.72%     1.00%(C)(E)
Ratio of Net Investment Income to Average
 Net Assets...............................     2.03%     1.93%      1.94%    1.93%     2.13%(C)(E)
--------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 EMERGING MARKETS PORTFOLIO
                                         --------------------------------------------------------------------------
                                          SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                             ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                           APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                             2017          2016         2015        2014        2013        2012
---------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period.... $    24.12     $    22.17  $    26.64   $    26.97  $    26.06  $    26.68
                                         ----------     ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......       0.14           0.45        0.49         0.56        0.52        0.55
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............       2.06           1.95       (4.54)       (0.20)       1.17        0.37
                                         ----------     ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations.....       2.20           2.40       (4.05)        0.36        1.69        0.92
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................      (0.13)         (0.45)      (0.42)       (0.53)      (0.50)      (0.50)
  Net Realized Gains....................         --             --          --        (0.16)      (0.28)      (1.04)
                                         ----------     ----------  ----------   ----------  ----------  ----------
   Total Distributions..................      (0.13)         (0.45)      (0.42)       (0.69)      (0.78)      (1.54)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    26.19     $    24.12  $    22.17   $    26.64  $    26.97  $    26.06
======================================== ===========    ==========  ==========   ==========  ==========  ==========
Total Return............................       9.21%(D)      11.01%     (15.24)%       1.33%       6.58%       4.08%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $5,688,120     $4,915,400  $4,321,530   $4,073,698  $3,655,740  $2,797,177
Ratio of Expenses to Average Net
 Assets (B).............................       0.53%(E)       0.56%       0.57%        0.56%       0.57%       0.61%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor) (B)...........................       0.63%(E)       0.66%       0.60%        0.56%       0.57%       0.61%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.19%(E)       2.04%       1.97%        2.11%       1.97%       2.14%
---------------------------------------------------------------------------------------------------------------------

                                                            EMERGING MARKETS SMALL CAP PORTFOLIO
                                         --------------------------------------------------------------------------
                                          SIX MONTHS       YEAR         YEAR        YEAR        YEAR        YEAR
                                             ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                           APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                             2017          2016         2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period.... $    20.39     $    18.51  $    21.42   $    21.10  $    20.33  $    19.85
                                         ----------     ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......       0.14           0.45        0.43         0.43        0.40        0.40
  Net Gains (Losses) on Securities
   (Realized and Unrealized)............       1.75           2.04       (2.53)        0.62        1.37        0.83
                                         ----------     ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations.....       1.89           2.49       (2.10)        1.05        1.77        1.23
--------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................      (0.25)         (0.47)      (0.41)       (0.40)      (0.39)      (0.35)
  Net Realized Gains....................      (0.46)         (0.14)      (0.40)       (0.33)      (0.61)      (0.40)
                                         ----------     ----------  ----------   ----------  ----------  ----------
   Total Distributions..................      (0.71)         (0.61)      (0.81)       (0.73)      (1.00)      (0.75)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.......... $    21.57     $    20.39  $    18.51   $    21.42  $    21.10  $    20.33
======================================== ===========    ==========  ==========   ==========  ==========  ==========
Total Return............................       9.83%(D)      13.96%      (9.88)%       5.12%       8.92%       6.71%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $6,504,097     $5,459,509  $4,845,174   $4,860,603  $4,041,863  $2,907,673
Ratio of Expenses to Average Net
 Assets (B).............................       0.72%(E)       0.72%       0.73%        0.72%       0.75%       0.82%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor) (B)...........................       0.92%(E)       0.92%       0.78%        0.72%       0.75%       0.82%
Ratio of Net Investment Income to
 Average Net Assets.....................       1.39%(E)       2.43%       2.16%        2.02%       1.91%       2.01%
--------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES
                                                             ------------------------------------------------------------
                                                             SIX MONTHS      YEAR     YEAR      YEAR      YEAR      YEAR
                                                                ENDED       ENDED    ENDED     ENDED     ENDED     ENDED
                                                              APRIL 30,    OCT. 31, OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                2017         2016     2015      2014      2013      2012
--------------------------------------------------------------------------------------------------------------------------
                                                             (UNAUDITED)
Net Asset Value, Beginning of Period........................   $ 24.71     $ 22.18  $ 27.79   $ 29.27   $  28.21  $ 29.02
                                                               -------     -------  -------   -------   --------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................      0.07        0.46     0.49      0.59       0.47     0.50
 Net Gains (Losses) on Securities (Realized and Unrealized).      2.73        2.75    (5.61)    (1.10)      1.68    (0.45)
                                                               -------     -------  -------   -------   --------  -------
   Total from Investment Operations.........................      2.80        3.21    (5.12)    (0.51)      2.15     0.05
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................     (0.12)      (0.68)   (0.49)    (0.55)     (0.50)   (0.47)
 Net Realized Gains.........................................        --          --       --     (0.42)     (0.59)   (0.39)
                                                               -------     -------  -------   -------   --------  -------
   Total Distributions......................................     (0.12)      (0.68)   (0.49)    (0.97)     (1.09)   (0.86)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..............................   $ 27.39     $ 24.71  $ 22.18   $ 27.79   $  29.27  $ 28.21
===========================================================  ===========   ======== ========  ========  ========  ========
Total Return................................................     11.40%(D)   14.98%  (18.49)%   (1.75)%     7.75%    0.43%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).......................   $24,119     $97,923  $74,076   $99,066   $106,070  $99,111
Ratio of Expenses to Average Net Assets (B).................      0.81%(E)    0.81%    0.81%     0.80%      0.82%    0.86%
Ratio of Expenses to Average Net Assets (Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly) (B).........      0.91%(E)    0.91%    0.84%     0.80%      0.82%    0.86%
Ratio of Net Investment Income to Average Net Assets........      0.57%(E)    2.08%    1.93%     2.09%      1.65%    1.78%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                          EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                               ---------------------------------------------------------------------------------
                                                 SIX MONTHS        YEAR         YEAR          YEAR          YEAR         YEAR
                                                    ENDED         ENDED        ENDED         ENDED         ENDED        ENDED
                                                  APRIL 30,      OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                                                    2017           2016         2015          2014          2013         2012
---------------------------------------------------------------------------------------------------------------------------------
                                                 (UNAUDITED)
Net Asset Value, Beginning of Period.......... $     24.84     $     22.22  $     27.81   $     29.28   $     28.22  $     29.02
                                               -----------     -----------  -----------   -----------   -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............        0.15            0.51         0.54          0.66          0.55         0.57
 Net Gains (Losses) on Securities (Realized
   and Unrealized)............................        2.69            2.77        (5.60)        (1.10)         1.67        (0.44)
                                               -----------     -----------  -----------   -----------   -----------  -----------
   Total from Investment Operations...........        2.84            3.28        (5.06)        (0.44)         2.22         0.13
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................       (0.13)          (0.66)       (0.53)        (0.61)        (0.57)       (0.54)
 Net Realized Gains...........................          --              --           --         (0.42)        (0.59)       (0.39)
                                               -----------     -----------  -----------   -----------   -----------  -----------
   Total Distributions........................       (0.13)          (0.66)       (0.53)        (1.03)        (1.16)       (0.93)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................ $     27.55     $     24.84  $     22.22   $     27.81   $     29.28  $     28.22
=============================================  ===========     ===========  ===========   ===========   ===========  ===========
Total Return..................................       11.49%(D)       15.23%      (18.27)%       (1.51)%        8.01%        0.70%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......... $17,947,983     $16,304,321  $14,834,888   $18,647,276   $19,162,837  $16,589,619
Ratio of Expenses to Average Net Assets (B)...        0.56%(E)        0.56%        0.56%         0.55%         0.57%        0.61%
Ratio of Expenses to Average Net Assets (Fees
 (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor
 and Fees Paid Indirectly) (B)................        0.66%(E)        0.66%        0.59%         0.55%         0.57%        0.61%
Ratio of Net Investment Income to Average Net
 Assets.......................................        1.21%(E)        2.31%        2.12%         2.35%         1.91%        2.03%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                      EMERGING MARKETS CORE EQUITY PORTFOLIO
                                                 -------------------------------------------------------------------------------
                                                   SIX MONTHS        YEAR         YEAR          YEAR         YEAR        YEAR
                                                      ENDED         ENDED        ENDED         ENDED        ENDED       ENDED
                                                    APRIL 30,      OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,    OCT. 31,
                                                      2017           2016         2015          2014         2013        2012
---------------------------------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period............ $     18.40     $     16.81  $     20.08   $     20.09  $     19.00  $    18.73
                                                 -----------     -----------  -----------   -----------  -----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...............        0.12            0.37         0.39          0.42         0.39        0.41
 Net Gains (Losses) on Securities (Realized and
   Unrealized)..................................        1.65            1.59        (3.29)        (0.03)        1.07        0.23
                                                 -----------     -----------  -----------   -----------  -----------  ----------
   Total from Investment Operations.............        1.77            1.96        (2.90)         0.39         1.46        0.64
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..........................       (0.09)          (0.37)       (0.37)        (0.40)       (0.37)      (0.37)
                                                 -----------     -----------  -----------   -----------  -----------  ----------
   Total Distributions..........................       (0.09)          (0.37)       (0.37)        (0.40)       (0.37)      (0.37)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................. $     20.08     $     18.40  $     16.81   $     20.08  $     20.09  $    19.00
===============================================  ===========     ===========  ===========   ===========  ===========  ==========
Total Return....................................        9.68%(D)       11.87%      (14.49)%        1.89%        7.75%       3.55%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........... $22,299,430     $18,712,966  $14,856,878   $15,727,547  $13,020,962  $8,594,707
Ratio of Expenses to Average Net Assets.........        0.56%(E)        0.61%        0.62%         0.61%        0.63%       0.68%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly).        0.58%(E)        0.61%        0.62%         0.61%        0.63%       0.68%
Ratio of Net Investment Income to Average Net
 Assets.........................................        1.28%(E)        2.20%        2.06%         2.10%        1.97%       2.18%
Portfolio Turnover Rate.........................           2%(D)           3%           5%            2%           1%          1%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-six operational portfolios, of which thirty-two (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five portfolios within DFAITC. Global Small Company Portfolio invests in six portfolios within the Fund and DFAITC. DFA Global Real Estate Securities Portfolio invests in two portfolios within the Fund and directly in securities. World ex U.S. Value Portfolio invests in three portfolios within the Fund, DFAITC, and DEM. World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three portfolios within the Fund. At April 30, 2017, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the underlying Master Funds as detailed below:

                                                                                 PERCENTAGE
                                                                                  OWNERSHIP
FEEDER FUNDS                            MASTER FUNDS                             AT 04/30/17
------------                            ------------                             -----------
U.S. Large Cap Value Portfolio          The U.S. Large Cap Value Series              85%
Japanese Small Company Portfolio        The Japanese Small Company Series            16%
Asia Pacific Small Company Portfolio    The Asia Pacific Small Company Series        17%
United Kingdom Small Company Portfolio  The United Kingdom Small Company Series       2%
Continental Small Company Portfolio     The Continental Small Company Series          8%
Emerging Markets Portfolio              The Emerging Markets Series                  99%
Emerging Markets Small Cap Portfolio    The Emerging Markets Small Cap Series        99%
Emerging Markets Value Portfolio        Dimensional Emerging Markets Value Fund      99%

                                                                                                   PERCENTAGE
                                                                                                    OWNERSHIP
FUND OF FUNDS                                  MASTER FUNDS                                        AT 04/30/17
-------------                                  ------------                                        -----------
International Small Company Portfolio          The Continental Small Company Series                    92%
                                               The Japanese Small Company Series                       84%
                                               The United Kingdom Small Company Series                 96%
                                               The Asia Pacific Small Company Series                   83%
                                               The Canadian Small Company Series                       98%
Global Small Company Portfolio                 U.S. Small Cap Portfolio                                --*
                                               The Continental Small Company Series                    --*
                                               The Japanese Small Company Series                       --*
                                               The Asia Pacific Small Company Series                   --*
                                               The United Kingdom Small Company Series                 --*
                                               The Canadian Small Company Series                       --*
                                               The Emerging Markets Small Cap Series                   --*
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio                    20%
                                               DFA International Real Estate Securities Portfolio      41%
World ex U.S. Value Portfolio                  Dimensional Emerging Markets Value Fund                 --*
                                               DFA International Small Cap Value Portfolio             --*
                                               The DFA International Value Series                       1%

                                                                                    PERCENTAGE
                                                                                     OWNERSHIP
FUND OF FUNDS                               MASTER FUNDS                            AT 04/30/17
-------------                               ------------                            -----------
World Core Equity Portfolio                 U.S. Core Equity 1 Portfolio                 1%
                                            International Core Equity Portfolio          1%
                                            Emerging Markets Core Equity Portfolio      --*
Selectively Hedged Global Equity Portfolio  U.S. Core Equity 2 Portfolio                 1%
                                            International Core Equity Portfolio          1%
                                            Emerging Markets Core Equity Portfolio      --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Master Funds as indicated and securities listed on its Summary Schedule of Investments.

   To achieve its investment objective, each feeder fund (collectively, "Feeder Funds") and Fund of Funds invests primarily in a corresponding master fund(s) ("Master Fund") as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Master Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invest in short-term temporary cash investments and futures. In addition, each international and global Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio and Emerging Markets Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the

International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy. Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International Small Company Portfolio's, Global Small Company Portfolio's and World ex U.S. Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to all Portfolios.

   For the six months ended April 30, 2017, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

           Enhanced U.S. Large Company Portfolio.............. 0.20%
           U.S. Large Cap Equity Portfolio.................... 0.15%
           U.S. Large Cap Value Portfolio..................... 0.25%
           U.S. Targeted Value Portfolio...................... 0.35%
           U.S. Small Cap Value Portfolio..................... 0.50%
           U.S. Core Equity 1 Portfolio....................... 0.17%
           U.S. Core Equity 2 Portfolio....................... 0.20%
           U.S. Vector Equity Portfolio....................... 0.30%
           U.S. Small Cap Portfolio........................... 0.35%
           U.S. Micro Cap Portfolio........................... 0.50%
           DFA Real Estate Securities Portfolio............... 0.17%
           Large Cap International Portfolio (1).............. 0.23%
           International Core Equity Portfolio (2)............ 0.32%
           International Small Company Portfolio.............. 0.40%
           Global Small Company Portfolio..................... 0.45%
           Japanese Small Company Portfolio................... 0.50%
           Asia Pacific Small Company Portfolio............... 0.50%
           United Kingdom Small Company Portfolio............. 0.50%
           Continental Small Company Portfolio................ 0.50%
           DFA International Real Estate Securities Portfolio. 0.25%
           DFA Global Real Estate Securities Portfolio........ 0.20%

               DFA International Small Cap Value Portfolio. 0.65%
               International Vector Equity Portfolio....... 0.45%
               World ex U.S. Value Portfolio............... 0.47%
               World ex U.S. Targeted Value Portfolio...... 0.58%
               World ex U.S. Core Equity Portfolio (3)..... 0.37%
               World Core Equity Portfolio................. 0.30%
               Selectively Hedged Global Equity Portfolio.. 0.30%
               Emerging Markets Portfolio (4).............. 0.47%
               Emerging Markets Small Cap Portfolio........ 0.65%
               Emerging Markets Value Portfolio............ 0.50%
               Emerging Markets Core Equity Portfolio (5).. 0.52%

   (1) Effective February 28, 2017, the Large Cap International Portfolio's investment management fee was reduced from 0.25% to 0.20%.

   (2) Effective February 28, 2017, the International Core Equity Portfolio's investment management fee was reduced from 0.35% to 0.27%.

   (3) Effective February 28, 2017, the World ex U.S. Core Equity Portfolio's investment management fee was reduced from 0.40% to 0.32%.

   (4) Effective February 28, 2017, the Emerging Markets Portfolio's investment management fee was reduced from 0.50% to 0.42%.

   (5) Effective February 28, 2017, the Emerging Markets Core Equity Portfolio's investment management fee was reduced from 0.55% to 0.47%.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the six months ended April 30, 2017, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2017, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                               PREVIOUSLY         NET WAIVED
                                                                RECOVERY      WAIVED FEES/      FEES/EXPENSES
                                                              OF PREVIOUSLY     EXPENSES      ASSUMED (RECOVERED
                                                    EXPENSE   WAIVED FEES/       ASSUMED      PREVIOUSLY WAIVED
                                                   LIMITATION   EXPENSES    SUBJECT TO FUTURE   FEES/EXPENSES
                                                     AMOUNT      ASSUMED        RECOVERY           ASSUMED)
-                                                  ---------- ------------- ----------------- ------------------
INSTITUTIONAL CLASS SHARES
--------------------------
Enhanced U.S. Large Company Portfolio (1).........    0.15%         --           $   18             $   18
U.S. Large Cap Equity Portfolio (1)...............    0.19%         --               --                 --
U.S. Large Cap Value Portfolio (2)................    0.25%         --               --              9,883
U.S. Targeted Value Portfolio (3).................    0.50%         --               --                 --
U.S. Core Equity 1 Portfolio (1)..................    0.23%         --               --                 --
U.S. Core Equity 2 Portfolio (1)..................    0.26%         --               --                 --
U.S. Vector Equity Portfolio (1)..................    0.36%         --               --                 --
DFA Real Estate Securities Portfolio (1)..........    0.18%        $ 1            1,813                254

                                                                               PREVIOUSLY         NET WAIVED
                                                                RECOVERY      WAIVED FEES/      FEES/EXPENSES
                                                              OF PREVIOUSLY     EXPENSES      ASSUMED (RECOVERED
                                                    EXPENSE   WAIVED FEES/       ASSUMED      PREVIOUSLY WAIVED
                                                   LIMITATION   EXPENSES    SUBJECT TO FUTURE   FEES/EXPENSES
                                                     AMOUNT      ASSUMED        RECOVERY           ASSUMED)
-                                                  ---------- ------------- ----------------- ------------------
INSTITUTIONAL CLASS SHARES
--------------------------
Large Cap International Portfolio (1).............    0.24%         --           $   141            $  141
International Core Equity Portfolio (1)...........    0.30%         --             2,081             2,081
International Small Company Portfolio (4).........    0.45%         --                --                --
Global Small Company Portfolio (5)................    0.49%         --                16                16
Japanese Small Company Portfolio (6)..............    0.47%         --                --               253
Asia Pacific Small Company Portfolio (6)..........    0.47%         --                --               129
United Kingdom Small Company Portfolio (6)........    0.47%         --                25                26
Continental Small Company Portfolio (6)...........    0.47%         --                --               163
DFA International Real Estate Securities
  Portfolio (7)...................................    0.29%         --                --                --
DFA Global Real Estate Securities Portfolio (8)...    0.24%         --            19,735             3,138
International Vector Equity Portfolio (1).........    0.60%         --                --                --
World ex U.S. Value Portfolio (9).................    0.60%         --             1,020               224
World ex U.S. Targeted Value Portfolio (10).......    0.80%         --             1,232                --
World ex U.S. Core Equity Portfolio (11)..........    0.39%        110             1,455                69
World Core Equity Portfolio (12)..................    0.35%         40             1,856               509
Selectively Hedged Global Equity Portfolio (13)...    0.40%         --             1,996               427
Emerging Markets Portfolio (14)...................    0.49%         --                --             2,551
Emerging Markets Small Cap Portfolio (2)..........    0.65%         --                --             5,722
Emerging Markets Value Portfolio (2)..............    0.50%         --                --             8,307
Emerging Markets Core Equity Portfolio (1)........    0.54%         --             1,506             1,506

CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (15)................    0.62%         --                --                --

CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (15)................    0.77%         --                --                --
Emerging Markets Value Portfolio (16).............    0.96%         --                --                37

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. The Fee Waiver Agreements for the Enhanced U.S. Large Company Portfolio and Large Cap International Portfolio became effective on April 3, 2017 and January 1, 2017, respectively. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio's and Emerging Markets Core Equity Portfolio's Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

   (5) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (6) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each

Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (8) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master Funds' management services fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (12) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds ,except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio's proportionate share of any management fees that a Master Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to June 27, 2014, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (13) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.42% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (15) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (16) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

EARNED INCOME CREDIT:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2017, expenses reduced were as follows (amounts in thousands):

                                                               FEES PAID
                                                               INDIRECTLY
       -                                                       ----------
       Enhanced U.S. Large Company Portfolio..................    $  4
       Large Cap International Portfolio......................     132
       International Core Equity Portfolio....................     799
       DFA International Real Estate Securities Portfolio.....     155
       DFA International Small Cap Value Portfolio............     233
       International Vector Equity Portfolio..................      30
       World ex U.S. Targeted Value Portfolio.................       5
       World ex U.S. Core Equity Portfolio....................      57
       Emerging Markets Core Equity Portfolio.................     568

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $150 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

           Enhanced U.S. Large Company Portfolio.............. $ 10
           U.S. Large Cap Equity Portfolio....................    7
           U.S. Large Cap Value Portfolio.....................  444
           U.S. Targeted Value Portfolio......................  152
           U.S. Small Cap Value Portfolio.....................  385
           U.S. Core Equity 1 Portfolio.......................  250
           U.S. Core Equity 2 Portfolio.......................  344
           U.S. Vector Equity Portfolio.......................   96
           U.S. Small Cap Portfolio...........................  249
           U.S. Micro Cap Portfolio...........................  182
           DFA Real Estate Securities Portfolio...............  168
           Large Cap International Portfolio..................   97
           International Core Equity Portfolio................  325
           International Small Company Portfolio..............  291
           Global Small Company Portfolio.....................   --*
           Japanese Small Company Portfolio...................   12
           Asia Pacific Small Company Portfolio...............    8
           United Kingdom Small Company Portfolio.............    2
           Continental Small Company Portfolio................    7
           DFA International Real Estate Securities Portfolio.   71
           DFA Global Real Estate Securities Portfolio........   66
           DFA International Small Cap Value Portfolio........  414
           International Vector Equity Portfolio..............   30
           World ex U.S. Value Portfolio......................    2
           World ex U.S. Targeted Value Portfolio.............    3
           World ex U.S. Core Equity Portfolio................   12

                World Core Equity Portfolio................ $  2
                Selectively Hedged Global Equity Portfolio.    3
                Emerging Markets Portfolio.................  132
                Emerging Markets Small Cap Portfolio.......  113
                Emerging Markets Value Portfolio...........  543
                Emerging Markets Core Equity Portfolio.....  334

* Amounts are less than $500.

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Portfolios' transactions related to investment securities, other than short-term securities (amounts in thousands), were as follows:

                                                     U.S. GOVERNMENT     OTHER INVESTMENT
                                                        SECURITIES          SECURITIES
                                                    ------------------ ---------------------
                                                    PURCHASES  SALES   PURCHASES    SALES
                                                    --------- -------- ---------- ----------
Enhanced U.S. Large Company Portfolio.............. $102,401  $105,757 $  147,499 $  122,171
U.S. Large Cap Equity Portfolio....................       --        --    155,745     81,606
U.S. Targeted Value Portfolio......................       --        --  1,874,374  1,343,752
U.S. Small Cap Value Portfolio.....................       --        --  2,133,041  2,031,364
U.S. Core Equity 1 Portfolio.......................       --        --  1,657,419    247,020
U.S. Core Equity 2 Portfolio.......................       --        --  1,588,784    403,600
U.S. Vector Equity Portfolio.......................       --        --    281,883    204,572
U.S. Small Cap Portfolio...........................       --        --  1,947,460    891,125
U.S. Micro Cap Portfolio...........................       --        --    452,224    544,586
DFA Real Estate Securities Portfolio...............       --        --    573,668     93,691
Large Cap International Portfolio..................       --        --    313,630     83,512
International Core Equity Portfolio................       --        --  2,525,985    493,014
DFA International Real Estate Securities Portfolio.       --        --    542,784     57,288
DFA Global Real Estate Securities Portfolio........       --        --    745,714     81,090
DFA International Small Cap Value Portfolio........       --        --  1,351,544  1,435,417
International Vector Equity Portfolio..............       --        --    158,095     43,484
World ex U.S. Targeted Value Portfolio.............       --        --     77,370     21,825
World ex U.S. Core Equity Portfolio................       --        --    361,639     30,037
Emerging Markets Core Equity Portfolio.............       --        --  2,179,560    417,346

   For the six months ended April 30, 2017, the Fund of Funds transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                  GLOBAL SMALL COMPANY PORTFOLIO
                                 -----------------------------------------------------------------
                                 BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES  10/31/2016 4/30/2017  PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------  ---------- ---------- --------- ------- -------- ----------------
U.S. Small Cap Portfolio........         -- $    5,305 $  5,267  $    49 $      8          --
                                 ---------- ---------- --------  ------- --------     -------
Total...........................         -- $    5,305 $  5,267  $    49 $      8          --
                                 ========== ========== ========  ======= ========     =======

                                            DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                 -----------------------------------------------------------------
                                 BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES  10/31/2016 4/30/2017  PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------  ---------- ---------- --------- ------- -------- ----------------
DFA International Real Estate
  Securities Portfolio.......... $1,678,314 $1,957,562 $380,928  $38,225 $132,577          --
DFA Real Estate Securities
  Portfolio.....................  1,619,318  1,591,970       --   40,944   28,272     $14,569
                                 ---------- ---------- --------  ------- --------     -------
Total........................... $3,297,632 $3,549,532 $380,928  $79,169 $160,849     $14,569
                                 ========== ========== ========  ======= ========     =======

                                                       WORLD EX U.S. VALUE PORTFOLIO
                                     -----------------------------------------------------------------
                                     BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES      10/31/2016 4/30/2017  PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------      ---------- ---------- --------- ------- -------- ----------------
DFA International Small Cap Value
  Portfolio.........................  $ 20,452   $ 23,752   $ 1,579  $   200  $  170        $653
                                      --------   --------   -------  -------  ------        ----
Total...............................  $ 20,452   $ 23,752   $ 1,579  $   200  $  170        $653
                                      ========   ========   =======  =======  ======        ====

                                                        WORLD CORE EQUITY PORTFOLIO
                                     -----------------------------------------------------------------
                                     BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES      10/31/2016 4/30/2017  PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------      ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 1 Portfolio........  $189,060   $230,825   $23,147  $ 6,968  $1,949        $898
International Core Equity Portfolio.   137,648    165,765    16,614    4,493   1,262          --
Emerging Markets Core Equity
  Portfolio.........................    43,388     52,081     5,743    1,453     215          --
                                      --------   --------   -------  -------  ------        ----
Total...............................  $370,096   $448,671   $45,504  $12,914  $3,426        $898
                                      ========   ========   =======  =======  ======        ====

                                                SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                     -----------------------------------------------------------------
                                     BALANCE AT BALANCE AT                   DIVIDEND DISTRIBUTIONS OF
AFFILIATED INVESTMENT COMPANIES      10/31/2016 4/30/2017  PURCHASES  SALES   INCOME   REALIZED GAINS
-------------------------------      ---------- ---------- --------- ------- -------- ----------------
U.S. Core Equity 2 Portfolio........  $124,577   $142,310   $ 5,917  $ 4,537  $1,138        $894
International Core Equity Portfolio.   101,000    116,159     6,704    2,961     914          --
Emerging Markets Core Equity
  Portfolio.........................    50,601     58,707     5,478    2,286     251          --
                                      --------   --------   -------  -------  ------        ----
Total...............................  $276,178   $317,176   $18,099  $ 9,784  $2,303        $894
                                      ========   ========   =======  =======  ======        ====

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          INCREASE       INCREASE
                                                         (DECREASE)     (DECREASE)
                                          INCREASE     UNDISTRIBUTED   ACCUMULATED
                                         (DECREASE)    NET INVESTMENT  NET REALIZED
                                       PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.     $   535        $   (100)      $   (435)
U.S. Large Cap Equity Portfolio.......         304             (70)          (234)
U.S. Large Cap Value Portfolio........      32,819         (16,948)       (15,871)
U.S. Targeted Value Portfolio.........      21,874          (4,985)       (16,889)
U.S. Small Cap Value Portfolio........      45,432          (7,935)       (37,497)

                                                                       INCREASE       INCREASE
                                                                      (DECREASE)     (DECREASE)
                                                       INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                      (DECREASE)    NET INVESTMENT  NET REALIZED
                                                    PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                    --------------- -------------- --------------
U.S. Core Equity 1 Portfolio.......................    $  8,674        $  3,625       $(12,299)
U.S. Core Equity 2 Portfolio.......................      10,013         (10,750)           737
U.S. Vector Equity Portfolio.......................       7,864          (4,641)        (3,223)
U.S. Small Cap Portfolio...........................      24,806          (6,588)       (18,218)
U.S. Micro Cap Portfolio...........................      14,933          (1,172)       (13,761)
DFA Real Estate Securities Portfolio...............     (11,291)         17,695         (6,404)
Large Cap International Portfolio..................     (18,977)            253         18,724
International Core Equity Portfolio................      12,878         (12,174)          (704)
International Small Company Portfolio..............      22,671          (7,960)       (14,711)
Global Small Company Portfolio.....................          --              --             --
Japanese Small Company Portfolio...................          --             426           (426)
Asia Pacific Small Company Portfolio...............     (16,317)            181         16,136
United Kingdom Small Company Portfolio.............         331              79           (410)
Continental Small Company Portfolio................          --              31            (31)
DFA International Real Estate Securities Portfolio.      (2,046)         (9,291)        11,337
DFA Global Real Estate Securities Portfolio........       3,345          (2,527)          (818)
DFA International Small Cap Value Portfolio........      65,378           2,410        (67,788)
International Vector Equity Portfolio..............       2,360          (1,822)          (538)
World ex U.S. Value Portfolio......................          --             166           (166)
World ex U.S. Targeted Value Portfolio.............       2,561             (18)        (2,543)
World ex U.S. Core Equity Portfolio................       1,353          (1,133)          (220)
World Core Equity Portfolio........................          80             (65)           (15)
Selectively Hedged Global Equity Portfolio.........         369             114           (483)
Emerging Markets Portfolio.........................       4,360          (3,397)          (963)
Emerging Markets Small Cap Portfolio...............      13,361           2,519        (15,880)
Emerging Markets Value Portfolio...................      12,432          22,396        (34,828)
Emerging Markets Core Equity Portfolio.............       5,090          (7,994)         2,904

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                       NET INVESTMENT
                         INCOME AND
                         SHORT-TERM     LONG-TERM
                       CAPITAL GAINS  CAPITAL GAINS   TOTAL
                       -------------- ------------- ----------
                 Enhanced U.S. Large Company Portfolio
                 2015.    $ 11,391      $ 16,610    $   28,001
                 2016.       4,946         9,801        14,747
                 U.S. Large Cap Equity Portfolio
                 2015.       8,398           266         8,664
                 2016.      14,431            --        14,431
                 U.S. Large Cap Value Portfolio
                 2015.     302,945        86,223       389,168
                 2016.     357,227       643,970     1,001,197
                 U.S. Targeted Value Portfolio
                 2015.      85,573       237,911       323,484
                 2016.     104,605       286,529       391,134
                 U.S. Small Cap Value Portfolio
                 2015.     130,190       427,115       557,305
                 2016.     122,984       487,358       610,342

                           NET INVESTMENT
                             INCOME AND
                             SHORT-TERM       LONG-TERM
                           CAPITAL GAINS    CAPITAL GAINS   TOTAL
                           --------------   -------------  --------
                  U.S. Core Equity 1 Portfolio
                  2015....    $200,298        $ 49,469     $249,767
                  2016....     253,050         160,152      413,202
                  U.S. Core Equity 2 Portfolio
                  2015....     228,075          89,857      317,932
                  2016....     281,321         296,061      577,382
                  U.S. Vector Equity Portfolio
                  2015....      51,799         109,045      160,844
                  2016....      59,624         119,588      179,212
                  U.S. Small Cap Portfolio
                  2015....     105,110         268,312      373,422
                  2016....     135,940         503,185      639,125
                  U.S. Micro Cap Portfolio
                  2015....      39,933         278,651      318,584
                  2016....      43,406         267,830      311,236
                  DFA Real Estate Securities Portfolio
                  2015....     220,092              --      220,092
                  2016....     199,996              --      199,996
                  Large Cap International Portfolio
                  2015....      85,101              --       85,101
                  2016....      92,122              --       92,122
                  International Core Equity Portfolio
                  2015....     367,607              --      367,607
                  2016....     387,589              --      387,589
                  International Small Company Portfolio
                  2015....     235,604         250,320      485,924
                  2016....     283,791         207,859      491,650
                  Global Small Company Portfolio
                  2015....          --              --           --
                  2016....          --              --           --
                  Japanese Small Company Portfolio
                  2015....       7,758              --        7,758
                  2016....       6,534              --        6,534
                  Asia Pacific Small Company Portfolio
                  2015....      16,487              --       16,487
                  2016....       7,760              --        7,760
                  United Kingdom Small Company Portfolio
                  2015....       1,068           2,151        3,219
                  2016....       1,389           1,632        3,021
                  Continental Small Company Portfolio
                  2015....       4,771              --        4,771
                  2016....       6,377              --        6,377
                  DFA International Real Estate Securities Portfolio
                  2015....     182,724              --      182,724
                  2016....      60,576              --       60,576
                  DFA Global Real Estate Securities Portfolio
                  2015....     124,281              --      124,281
                  2016....      97,767              --       97,767

                        NET INVESTMENT
                          INCOME AND
                          SHORT-TERM     LONG-TERM
                        CAPITAL GAINS  CAPITAL GAINS  TOTAL
                        -------------- ------------- --------
                  DFA International Small Cap Value Portfolio
                  2015.    $224,376      $207,080    $431,456
                  2016.     381,199       182,540     563,739
                  International Vector Equity Portfolio
                  2015.      38,097        10,950      49,047
                  2016.      43,651         5,716      49,367
                  World ex U.S. Value Portfolio
                  2015.       3,283            --       3,283
                  2016.       5,358            --       5,358
                  World ex U.S. Targeted Value Portfolio
                  2015.       3,902           402       4,304
                  2016.       4,374            --       4,374
                  World ex U.S. Core Equity Portfolio
                  2015.      15,824            --      15,824
                  2016.      36,005            --      36,005
                  World Core Equity Portfolio
                  2015.       2,679           232       2,911
                  2016.       5,800           132       5,932
                  Selectively Hedged Global Equity Portfolio
                  2015.       4,968         1,915       6,883
                  2016.       6,448           620       7,068
                  Emerging Markets Portfolio
                  2015.      73,891            --      73,891
                  2016.      89,527            --      89,527
                  Emerging Markets Small Cap Portfolio
                  2015.     102,968        88,636     191,604
                  2016.     124,387        36,697     161,084
                  Emerging Markets Value Portfolio
                  2015.     351,213            --     351,213
                  2016.     439,072            --     439,072
                  Emerging Markets Core Equity Portfolio
                  2015.     304,141            --     304,141
                  2016.     349,434            --     349,434

   Global Small Company Portfolio commenced operations on January 18, 2017 and did not pay any distributions for the years ended October 31, 2015 and October 31, 2016.

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                        NET INVESTMENT
                                          INCOME AND
                                          SHORT-TERM     LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                        -------------- ------------- --------
 Enhanced U.S. Large Company Portfolio.    $   (274)     $   (261)   $   (535)
 U.S. Large Cap Equity Portfolio.......        (258)           --        (258)
 U.S. Large Cap Value Portfolio........     (14,344)      (18,475)    (32,819)
 U.S. Targeted Value Portfolio.........      (5,900)      (15,974)    (21,874)
 U.S. Small Cap Value Portfolio........      (7,917)      (37,500)    (45,417)
 U.S. Core Equity 1 Portfolio..........      (6,342)       (1,746)     (8,088)
 U.S. Core Equity 2 Portfolio..........      (6,490)       (2,811)     (9,301)

                                                    NET INVESTMENT
                                                      INCOME AND
                                                      SHORT-TERM     LONG-TERM
                                                    CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                    -------------- ------------- --------
U.S. Vector Equity Portfolio.......................    $ (2,769)     $ (5,072)   $ (7,841)
U.S. Small Cap Portfolio...........................      (7,237)      (17,565)    (24,802)
U.S. Micro Cap Portfolio...........................      (2,066)      (12,862)    (14,928)
DFA Real Estate Securities Portfolio...............      (2,701)         (750)     (3,451)
Large Cap International Portfolio..................          --            --          --
International Core Equity Portfolio................     (12,864)           --     (12,864)
International Small Company Portfolio..............     (11,313)      (10,494)    (21,807)
Global Small Company Portfolio.....................          --            --          --
Japanese Small Company Portfolio...................          --            --          --
Asia Pacific Small Company Portfolio...............          --            --          --
United Kingdom Small Company Portfolio.............        (149)         (182)       (331)
Continental Small Company Portfolio................          --            --          --
DFA International Real Estate Securities Portfolio.     (11,400)           --     (11,400)
DFA Global Real Estate Securities Portfolio........      (3,047)         (364)     (3,411)
DFA International Small Cap Value Portfolio........     (15,840)      (19,436)    (35,276)
International Vector Equity Portfolio..............      (2,180)         (179)     (2,359)
World ex U.S. Value Portfolio......................          --            --          --
World ex U.S. Targeted Value Portfolio.............        (367)           --        (367)
World ex U.S. Core Equity Portfolio................      (1,353)           --      (1,353)
World Core Equity Portfolio........................         (67)          (14)        (81)
Selectively Hedged Global Equity Portfolio.........        (268)         (101)       (369)
Emerging Markets Portfolio.........................      (4,360)           --      (4,360)
Emerging Markets Small Cap Portfolio...............      (7,272)       (6,089)    (13,361)
Emerging Markets Value Portfolio...................     (12,432)           --     (12,432)
Emerging Markets Core Equity Portfolio.............     (12,170)           --     (12,170)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                      UNDISTRIBUTED                                               TOTAL NET
                                      NET INVESTMENT                                            DISTRIBUTABLE
                                        INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                        SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                      CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                      -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company
  Portfolio..........................    $ 2,930       $  4,088             --     $       (5)   $    7,013
U.S. Large Cap Equity Portfolio......      1,891             --      $ (11,064)        54,208        45,035
U.S. Large Cap Value Portfolio.......     19,642        446,140             --      4,487,495     4,953,277
U.S. Targeted Value Portfolio........     17,723        282,315             --        890,310     1,190,348
U.S. Small Cap Value Portfolio.......     16,385        533,286             --      2,185,837     2,735,508
U.S. Core Equity 1 Portfolio.........     33,863         71,615             --      3,471,018     3,576,496
U.S. Core Equity 2 Portfolio.........     27,061        122,467             --      4,229,205     4,378,733
U.S. Vector Equity Portfolio.........        562        101,957             --        895,232       997,751
U.S. Small Cap Portfolio.............     18,404        343,189             --      2,071,208     2,432,801
U.S. Micro Cap Portfolio.............      4,043        255,836             --      1,277,801     1,537,680
DFA Real Estate Securities Portfolio.     39,164         66,384             --      2,060,852     2,166,400
Large Cap International Portfolio....     16,290             --       (209,528)       208,151        14,913
International Core Equity Portfolio..     87,644             --       (362,544)       428,070       153,170
International Small Company
  Portfolio..........................     81,583        251,071             --        647,525       980,179
Global Small Company Portfolio.......         --             --             --             --            --
Japanese Small Company Portfolio.....      9,316             --        (31,648)        61,150        38,818
Asia Pacific Small Company Portfolio.      8,100             --        (21,813)       (16,408)      (30,121)

                                          UNDISTRIBUTED                                               TOTAL NET
                                          NET INVESTMENT                                            DISTRIBUTABLE
                                            INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                            SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                          CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                          -------------- ------------- ------------- -------------- -------------
United Kingdom Small Company
  Portfolio..............................    $    433      $  1,684              --   $     1,926    $     4,043
Continental Small Company Portfolio......         705            --     $   (10,132)       37,037         27,610
DFA International Real Estate Securities
  Portfolio..............................     298,685            --        (201,001)     (356,853)      (259,169)
DFA Global Real Estate Securities
  Portfolio..............................      63,339        13,527              --       657,422        734,288
DFA International Small Cap Value
  Portfolio..............................      97,358       410,184              --       916,807      1,424,349
International Vector Equity Portfolio....      11,116         4,040              --        85,341        100,497
World ex U.S. Value Portfolio............         986            --          (2,709)       (1,298)        (3,021)
World ex U.S. Targeted Value
  Portfolio..............................       1,024            --          (8,263)       27,665         20,426
World ex U.S. Core Equity Portfolio......       7,807            --         (12,063)      (12,467)       (16,723)
World Core Equity Portfolio..............         273         1,231              --        (1,033)           471
Selectively Hedged Global Equity
  Portfolio..............................       5,104         2,369              --        11,613         19,086
Emerging Markets Portfolio...............      23,714            --        (220,310)      958,300        761,704
Emerging Markets Small Cap
  Portfolio..............................      65,038       117,097              --       135,765        317,900
Emerging Markets Value Portfolio.........      72,788            --      (1,056,563)   (1,226,944)    (2,210,719)
Emerging Markets Core Equity
  Portfolio..............................      67,932            --        (803,339)      809,224         73,817

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                 EXPIRES ON OCTOBER 31,
                                       -------------------------------------------
                                         2017    2018    2019   UNLIMITED  TOTAL
                                       -------- ------- ------- --------- --------
Enhanced U.S. Large Company Portfolio.       --      --      --       --        --
U.S. Large Cap Equity Portfolio.......       --      --      -- $ 11,064  $ 11,064
U.S. Large Cap Value Portfolio........       --      --      --       --        --
U.S. Targeted Value Portfolio.........       --      --      --       --        --
U.S. Small Cap Value Portfolio........       --      --      --       --        --
U.S. Core Equity 1 Portfolio..........       --      --      --       --        --
U.S. Core Equity 2 Portfolio..........       --      --      --       --        --
U.S. Vector Equity Portfolio..........       --      --      --       --        --
U.S. Small Cap Portfolio..............       --      --      --       --        --
U.S. Micro Cap Portfolio..............       --      --      --       --        --
DFA Real Estate Securities Portfolio..       --      --      --       --        --
Large Cap International Portfolio..... $135,392 $14,311 $12,549   47,275   209,527
International Core Equity Portfolio...   53,176      --      --  309,368   362,544
International Small Company Portfolio.       --      --      --       --        --
Global Small Company Portfolio........       --      --      --       --        --

                                                               EXPIRES ON OCTOBER 31,
                                                    ---------------------------------------------
                                                     2017    2018    2019   UNLIMITED    TOTAL
                                                    ------- ------- ------- ---------- ----------
Japanese Small Company Portfolio................... $13,897 $12,208 $ 5,543         -- $   31,648
Asia Pacific Small Company Portfolio...............   8,261      --      -- $   13,552     21,813
United Kingdom Small Company Portfolio.............      --      --      --         --         --
Continental Small Company Portfolio................   4,880   5,252      --         --     10,132
DFA International Real Estate Securities Portfolio.  34,576  38,689  69,466     58,270    201,001
DFA Global Real Estate Securities Portfolio........      --      --      --         --         --
DFA International Small Cap Value Portfolio........      --      --      --         --         --
International Vector Equity Portfolio..............      --      --      --         --         --
World ex U.S. Value Portfolio......................      --      --     345      2,364      2,709
World ex U.S. Targeted Value Portfolio.............      --      --      --      8,263      8,263
World ex U.S. Core Equity Portfolio................      --      --      --     12,063     12,063
World Core Equity Portfolio........................      --      --      --         --         --
Selectively Hedged Global Equity Portfolio.........      --      --      --         --         --
Emerging Markets Portfolio.........................      --      --      --    220,310    220,310
Emerging Markets Small Cap Portfolio...............      --      --      --         --         --
Emerging Markets Value Portfolio...................      --      --      --  1,056,563  1,056,563
Emerging Markets Core Equity Portfolio.............  26,444      --      --    776,895    803,339

   During the year ended October 31, 2016, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

          DFA Real Estate Securities Portfolio............... $10,635
          Large Cap International Portfolio..................  40,352
          Japanese Small Company Portfolio...................  19,964
          Continental Small Company Portfolio................   6,882
          DFA International Real Estate Securities Portfolio.   1,010
          World ex U.S. Targeted Value Portfolio.............   6,624

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                               NET
                                                                                            UNREALIZED
                                                     FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                                     TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                                    ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio.............. $   253,895  $      364  $      (286)   $       78
U.S. Large Cap Equity Portfolio....................     902,815     188,709      (23,794)      164,915
U.S. Large Cap Value Portfolio.....................  14,715,903   6,349,085           --     6,349,085
U.S. Targeted Value Portfolio......................   9,616,637   2,339,752     (577,039)    1,762,713
U.S. Small Cap Value Portfolio.....................  12,632,364   4,364,774     (817,511)    3,547,263
U.S. Core Equity 1 Portfolio.......................  14,583,848   6,025,876     (486,044)    5,539,832
U.S. Core Equity 2 Portfolio.......................  15,788,786   7,205,922     (673,386)    6,532,536
U.S. Vector Equity Portfolio.......................   3,681,814   1,643,521     (221,207)    1,422,314
U.S. Small Cap Portfolio...........................  15,622,391   4,475,515     (822,709)    3,652,806
U.S. Micro Cap Portfolio...........................   4,874,430   2,274,674     (344,021)    1,930,653
DFA Real Estate Securities Portfolio...............   6,201,264   2,329,798     (168,021)    2,161,777
Large Cap International Portfolio..................   3,858,942     855,138     (300,193)      554,945
International Core Equity Portfolio................  20,405,648   4,058,982   (1,687,027)    2,371,955
International Small Company Portfolio..............  10,258,764   1,915,133     (202,627)    1,712,506
Global Small Company Portfolio.....................      10,000         366          (22)          344
Japanese Small Company Portfolio...................     454,394      84,602           --        84,602
Asia Pacific Small Company Portfolio...............     291,933          --       (9,005)       (9,005)
United Kingdom Small Company Portfolio.............      35,775       7,350           --         7,350
Continental Small Company Portfolio................     294,669      91,879           --        91,879
DFA International Real Estate Securities Portfolio.   5,138,575          --     (251,643)     (251,643)
DFA Global Real Estate Securities Portfolio........   5,088,843     723,634      (91,572)      632,062
DFA International Small Cap Value Portfolio........  13,025,452   3,490,261   (1,306,054)    2,184,207
International Vector Equity Portfolio..............   2,088,346     479,904     (181,380)      298,524
World ex U.S. Value Portfolio......................     197,778      18,897           --        18,897
World ex U.S. Targeted Value Portfolio.............     336,394      66,293      (17,032)       49,261
World ex U.S. Core Equity Portfolio................   2,156,504     298,254     (119,365)      178,889
World Core Equity Portfolio........................     403,605      45,388           --        45,388
Selectively Hedged Global Equity Portfolio.........     272,352      44,823           --        44,823
Emerging Markets Portfolio.........................   4,259,543   1,428,825           --     1,428,825
Emerging Markets Small Cap Portfolio...............   5,833,114     672,717           --       672,717
Emerging Markets Value Portfolio...................  17,034,785     952,209           --       952,209
Emerging Markets Core Equity Portfolio.............  20,395,196   4,876,344   (2,176,643)    2,699,701

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the current fiscal year remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         SIX MONTHS ENDED          YEARENDED
                                                          APRIL 30, 2017         OCT. 31, 2016
                                                       --------------------  ---------------------
                                                            (UNAUDITED)
                                                          AMOUNT     SHARES     AMOUNT     SHARES
                                                       -----------  -------  -----------  --------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
 Shares Issued........................................ $    16,847      696  $    10,885       541
 Shares Issued in Lieu of Cash Distributions..........       1,626       67        2,087       104
 Shares Redeemed......................................      (5,235)    (219)     (16,510)     (828)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............ $    13,238      544  $    (3,538)     (183)
                                                       ===========  =======  ===========  ========
Class R2 Shares
 Shares Issued........................................ $    47,124    1,981  $    55,695     2,692
 Shares Issued in Lieu of Cash Distributions..........       6,408      266        7,874       394
 Shares Redeemed......................................     (39,911)  (1,674)     (48,930)   (2,390)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    13,621      573  $    14,639       696
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,571,274   65,400  $ 1,922,986    96,220
 Shares Issued in Lieu of Cash Distributions..........     314,687   12,982      353,719    17,629
 Shares Redeemed......................................  (1,315,801) (54,822)  (1,368,182)  (67,152)
                                                       ===========  =======  ===========  ========
Net Increase (Decrease) -- Institutional Class Shares. $   570,160   23,560  $   908,523    46,697
                                                       ===========  =======  ===========  ========

EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $    16,043      637  $    26,972     1,227
 Shares Issued in Lieu of Cash Distributions..........         481       20        2,365       110
 Shares Redeemed......................................     (99,425)  (3,740)     (15,075)     (714)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $   (82,901)  (3,083) $    14,262       623
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,415,211   54,931  $ 2,794,365   131,949
 Shares Issued in Lieu of Cash Distributions..........      77,713    3,214      413,784    19,201
 Shares Redeemed......................................  (1,614,007) (63,070)  (3,524,430) (162,649)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $  (121,083)  (4,925) $  (316,281)  (11,499)
                                                       ===========  =======  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: The Selectively Hedged Global Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. At April 30, 2017, the Selectively Hedged Global Equity Portfolio had entered into the following contracts and the net unrealized foreign exchange gain (loss) is reflected in the accompanying financial statements (amounts in thousands):

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                                                                                 UNREALIZED
                                                                                                   FOREIGN
SETTLEMENT  CURRENCY                                                    CONTRACT     VALUE AT     EXCHANGE
   DATE     AMOUNT*        CURRENCY              COUNTERPARTY            AMOUNT   APRIL 30, 2017 GAIN (LOSS)
---------- ----------  ------------------ ---------------------------- ---------  -------------- -----------
 05/03/17      (8,864) Canadian Dollar    JP Morgan                    $  (6,633)   $  (6,495)      $ 138
 05/31/17     (13,140) Denmark Krone      Citibank, N.A.                  (1,924)      (1,927)         (3)
 05/02/17      24,848  Euro               Bank of America Corp.           27,019       27,066          47
 05/02/17     (24,848) Euro               Bank of America Corp.          (27,041)     (27,066)        (25)
 06/01/17     (26,005) Euro               Bank of America Corp.          (28,317)     (28,366)        (49)
 05/04/17      81,604  Hong Kong Dollar   State Street Bank and Trust     10,492       10,491          (1)
 05/04/17     (81,604) Hong Kong Dollar   JP Morgan                      (10,512)     (10,491)         21
 06/02/17     (83,400) Hong Kong Dollar   State Street Bank and Trust    (10,730)     (10,729)          1
 05/08/17  (2,697,719) Japanese Yen       State Street Bank and Trust    (24,194)     (24,205)        (11)
 05/24/17      (7,464) Norwegian Krone    Citibank, N.A.                    (865)        (870)         (5)
 05/24/17      (1,606) Singapore Dollar   Citibank, N.A.                  (1,149)      (1,149)         --
 05/23/17     (26,832) Swedish Krona      JP Morgan                       (3,002)      (3,032)        (30)
 05/24/17      (6,318) Swiss Franc        State Street Bank and Trust     (6,336)      (6,357)        (21)
 05/30/17     (13,148) UK Pound Sterling  JP Morgan                      (16,868)     (17,041)       (173)
                                                                       ---------    ---------       -----
                                                                       $(100,060)   $(100,171)      $(111)
                                                                       =========    =========       =====

* Positive Currency Amount represents a purchase contract and a Currency Amount in parentheses represents a sale contract.

   Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. FUTURES CONTRACTS: Each Portfolio noted below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2017, the following Portfolios had outstanding futures contracts (dollar amounts in thousands):

                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                          DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------------- ---------- --------- -------- ----------- ----------
Enhanced U.S. Large
  Company Portfolio. S&P 500 Emini Index(R)   06/16/17    2,162   $257,332   $2,996        --
                                                                  --------   ------        --
                                                                  $257,332   $2,996        --
                                                                  ========   ======        ==

                                               EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                            DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                       ----------------------- ---------- --------- -------- ----------- ----------
U.S. Large Cap Equity
  Portfolio........... S&P 500 Emini Index(R)   06/16/17     30      $3,571      $1          --
                                                                     ------      --          --
                                                                     $3,571      $1          --
                                                                     ======      ==          ==

                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                          DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------------- ---------- --------- -------- ----------- ----------
U.S. Targeted Value
  Portfolio......... S&P 500 Emini Index(R)   06/16/17     765    $91,054     $518       $3,825
                                                                  -------     ----       ------
                                                                  $91,054     $518       $3,825
                                                                  =======     ====       ======

                                              EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                           DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      ----------------------- ---------- --------- -------- ----------- ----------
U.S. Small Cap Value
  Portfolio.......... S&P 500 Emini Index(R)   06/16/17     999    $118,906   $1,190      $4,995
                                                                   --------   ------      ------
                                                                   $118,906   $1,190      $4,995
                                                                   ========   ======      ======

                                            EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- --------- -------- ----------- ----------
U.S. Core Equity 1
  Portfolio........ S&P 500 Emini Index(R)   06/16/17     790    $94,030     $329       $3,950
                                                                 -------     ----       ------
                                                                 $94,030     $329       $3,950
                                                                 =======     ====       ======

                                            EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- --------- -------- ----------- ----------
U.S. Core Equity 2
  Portfolio........ S&P 500 Emini Index(R)   06/16/17    1,340   $159,494   $1,281      $6,700
                                                                 --------   ------      ------
                                                                 $159,494   $1,281      $6,700
                                                                 ========   ======      ======

                                            EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                         DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                    ----------------------- ---------- --------- -------- ----------- ----------
U.S. Vector Equity
  Portfolio........ S&P 500 Emini Index(R)   06/16/17     300    $35,708     $290       $1,500
                                                                 -------     ----       ------
                                                                 $35,708     $290       $1,500
                                                                 =======     ====       ======

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------------- ---------- --------- -------- ----------- ----------
U.S. Small Cap Portfolio. Russell 2000 Index(R)    06/16/17    1,104   $ 77,192   $1,870      $5,673
U.S. Small Cap Portfolio. S&P 500 Emini Index(R)   06/16/17      723     86,055      540       1,640
                                                                       --------   ------      ------
                                                                       $163,247   $2,410      $7,313
                                                                       ========   ======      ======

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------------- ---------- --------- -------- ----------- ----------
U.S. Micro Cap Portfolio. Russell 2000 Index(R)    06/16/17     318    $22,234     $544       $1,496
U.S. Micro Cap Portfolio. S&P 500 Emini Index(R)   06/16/17     184     21,901      178          489
                                                                       -------     ----       ------
                                                                       $44,135     $722       $1,985
                                                                       =======     ====       ======

                                                    EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                 DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                            ----------------------- ---------- --------- -------- ----------- ----------
DFA Real Estate Securities
  Portfolio................ S&P 500 Emini Index(R)   06/16/17     791    $94,149     $708       $3,955
                                                                         -------     ----       ------
                                                                         $94,149     $708       $3,955
                                                                         =======     ====       ======

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                         ------------------------ ---------- --------- -------- ----------- ----------
Large Cap International
  Portfolio............. MINI MSCI EAFE Index(R)   06/16/17      85    $ 7,751     $363       $  928
Large Cap International
  Portfolio............. S&P 500 Emini Index(R)    06/16/17     226     26,900      219          559
                                                                       -------     ----       ------
                                                                       $34,651     $582       $1,487
                                                                       =======     ====       ======

                                                   EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                           ----------------------- ---------- --------- -------- ----------- ----------
International Core Equity
  Portfolio............... S&P 500 Emini Index(R)   06/16/17    1,620   $192,821   $1,157      $8,100
                                                                        --------   ------      ------
                                                                        $192,821   $1,157      $8,100
                                                                        ========   ======      ======

                                             EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                          DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                     ----------------------- ---------- --------- -------- ----------- ----------
International Small
  Company Portfolio. Russell 2000 Index(R)    06/16/17     240    $ 16,781   $  411      $1,396
International Small
  Company Portfolio. S&P 500 Emini Index(R)   06/16/17     770      91,649      957       3,258
                                                                  --------   ------      ------
                                                                  $108,430   $1,368      $4,654
                                                                  ========   ======      ======

                                                EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                        ----------------------- ---------- --------- -------- ----------- ----------
DFA International Real
  Estate Securities
  Portfolio............ S&P 500 Emini Index(R)   06/16/17     280    $33,327     $249       $1,075
                                                                     -------     ----       ------
                                                                     $33,327     $249       $1,075
                                                                     =======     ====       ======

                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                         ----------------------- ---------- --------- -------- ----------- ----------
DFA International Small
  Cap Value Portfolio... Russell 2000 Index(R)    06/16/17      200   $ 13,984   $  338      $1,505
DFA International Small
  Cap Value Portfolio... S&P 500 Emini Index(R)   06/16/17    1,140    135,689      901       4,015
                                                                      --------   ------      ------
                                                                      $149,673   $1,239      $5,520
                                                                      ========   ======      ======

                                                   EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                                DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                           ----------------------- ---------- --------- -------- ----------- ----------
Selectively Hedged Global
  Equity Portfolio........ S&P 500 Emini Index(R)   06/16/17     166    $19,758     $163        $830
                                                                        -------     ----        ----
                                                                        $19,758     $163        $830
                                                                        =======     ====        ====

                                                EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                       ------------------------ ---------- --------- -------- ----------- ----------
Emerging Markets Core
  Equity Portfolio.... MINI MSCI EAFE Index(R)   06/16/17      650   $ 31,818   $1,374      $3,840
Emerging Markets Core
  Equity Portfolio.... S&P 500 Emini Index(R)    06/16/17    1,503    178,894    1,440       4,025
                                                                     --------   ------      ------
                                                                     $210,712   $2,814      $7,865
                                                                     ========   ======      ======

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017 (amounts in thousands):

                                                          FORWARD
                                                         CURRENCY
                                                         CONTRACTS FUTURES
                                                         --------- --------
     Enhanced U.S. Large Company Portfolio..............       --  $248,070
     U.S. Large Cap Equity Portfolio....................       --       595
     U.S. Targeted Value Portfolio......................       --   105,895
     U.S. Small Cap Value Portfolio.....................       --   158,063
     U.S. Core Equity 1 Portfolio.......................       --   125,651
     U.S. Core Equity 2 Portfolio.......................       --   149,447
     U.S. Vector Equity Portfolio.......................       --    33,923
     U.S. Small Cap Portfolio...........................       --   163,955
     U.S. Micro Cap Portfolio...........................       --    51,826
     DFA Real Estate Securities Portfolio...............       --    60,381
     Large Cap International Portfolio..................       --    30,252
     International Core Equity Portfolio................       --   165,345
     International Small Company Portfolio..............       --    75,399
     DFA International Real Estate Securities Portfolio.       --    35,315
     DFA International Small Cap Value Portfolio........       --    98,488
     International Vector Equity Portfolio..............       --     1,208
     Selectively Hedged Global Equity Portfolio......... $164,519    17,576
     Emerging Markets Core Equity Portfolio.............       --   185,710

   Securities have been segregated as collateral for open futures contracts.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2017:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Foreign exchange          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2017 (amounts in thousands):

                                                          ASSET DERIVATIVES VALUE
                                                    -----------------------------------
                                                     TOTAL VALUE    FOREIGN
                                                          AT       EXCHANGE    EQUITY
                                                    APRIL 30, 2017 CONTRACTS CONTRACTS*
-                                                   -------------- --------- ----------
Enhanced U.S. Large Company Portfolio..............     $2,996          --     $2,996
U.S. Large Cap Equity Portfolio....................          1          --          1
U.S. Targeted Value Portfolio......................        518          --        518
U.S. Small Cap Value Portfolio.....................      1,190          --      1,190
U.S. Core Equity 1 Portfolio.......................        329          --        329
U.S. Core Equity 2 Portfolio.......................      1,281          --      1,281
U.S. Vector Equity Portfolio.......................        290          --        290
U.S. Small Cap Portfolio...........................      2,410          --      2,410
U.S. Micro Cap Portfolio...........................        722          --        722
DFA Real Estate Securities Portfolio...............        708          --        708
Large Cap International Portfolio..................        582          --        582
International Core Equity Portfolio................      1,157          --      1,157
International Small Company Portfolio..............      1,368          --      1,368
DFA International Real Estate Securities Portfolio.        249          --        249
DFA International Small Cap Value Portfolio........      1,239          --      1,239
Selectively Hedged Global Equity Portfolio.........        370       $ 207        163
Emerging Markets Core Equity Portfolio.............      2,814          --      2,814

                                                        LIABILITY DERIVATIVES VALUE
-                                                   -----------------------------------
                                                     TOTAL VALUE    FOREIGN
                                                          AT       EXCHANGE    EQUITY
                                                    APRIL 30, 2017 CONTRACTS CONTRACTS*
-                                                   -------------- --------- ----------
Selectively Hedged Global Equity Portfolio.........     $ (318)      $(318)        --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the six months ended
April 30, 2017:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Foreign exchange contracts  Net Realized Gain (Loss) on: Foreign Currency Transactions
                            Change in Unrealized Appreciation (Depreciation) of:
                              Translation of Foreign Currency Denominated Amounts
Equity contracts            Net Realized Gain (Loss) on: Futures
                            Change in Unrealized Appreciation (Depreciation) of:
                              Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2017 (amounts in thousands):

                                                      REALIZED GAIN (LOSS) ON
                                                            DERIVATIVES
                                                    ---------------------------
                                                                FOREIGN
                                                               EXCHANGE   EQUITY
                                                     TOTAL     CONTRACTS CONTRACTS
                                                    -------    --------- ---------
Enhanced U.S. Large Company Portfolio.............. $27,341         --    $27,341
U.S. Large Cap Value Portfolio.....................  12,107         --     12,107
U.S. Targeted Value Portfolio......................  11,155         --     11,155
U.S. Small Cap Value Portfolio.....................  20,973         --     20,973
U.S. Core Equity 1 Portfolio.......................  10,576         --     10,576
U.S. Core Equity 2 Portfolio.......................  12,375         --     12,375
U.S. Vector Equity Portfolio.......................   2,950         --      2,950
U.S. Small Cap Portfolio...........................  11,882         --     11,882
U.S. Micro Cap Portfolio...........................   6,138         --      6,138
DFA Real Estate Securities Portfolio...............   5,170         --      5,170
Large Cap International Portfolio..................   1,906         --      1,906
International Core Equity Portfolio................  14,372         --     14,372
International Small Company Portfolio..............   5,651         --      5,651
Global Small Company Portfolio.....................      (1)        --         (1)
DFA International Real Estate Securities Portfolio.   3,760         --      3,760
DFA Global Real Estate Securities Portfolio........     222         --        222
DFA International Small Cap Value Portfolio........   8,861         --      8,861
International Vector Equity Portfolio*.............     158         --        158
World ex U.S. Value Portfolio......................     125         --        125
World ex U.S. Core Equity Portfolio................       2         --          2
Selectively Hedged Global Equity Portfolio.........   3,353     $1,881      1,472
Emerging Markets Portfolio.........................   2,394         --      2,394
Emerging Markets Small Cap Portfolio...............   3,141         --      3,141
Emerging Markets Value Portfolio...................   8,421         --      8,421
Emerging Markets Core Equity Portfolio.............  14,114         --     14,114

                                                        CHANGE IN UNREALIZED
                                                    APPRECIATION (DEPRECIATION) ON
                                                            DERIVATIVES
                                                    ---------------------------
                                                                FOREIGN
                                                               EXCHANGE   EQUITY
                                                     TOTAL     CONTRACTS CONTRACTS
                                                    -------    --------- ---------
Enhanced U.S. Large Company Portfolio.............. $ 2,744         --    $ 2,744
U.S. Large Cap Equity Portfolio....................       1         --          1
U.S. Large Cap Value Portfolio.....................   4,884         --      4,884
U.S. Targeted Value Portfolio......................   2,557         --      2,557
U.S. Small Cap Value Portfolio.....................   5,136         --      5,136
U.S. Core Equity 1 Portfolio.......................   3,553         --      3,553
U.S. Core Equity 2 Portfolio.......................   4,911         --      4,911
U.S. Vector Equity Portfolio.......................   1,125         --      1,125
U.S. Small Cap Portfolio...........................   6,700         --      6,700
U.S. Micro Cap Portfolio...........................   2,384         --      2,384
DFA Real Estate Securities Portfolio...............   2,226         --      2,226
Large Cap International Portfolio..................   1,452         --      1,452
International Core Equity Portfolio................   4,105         --      4,105
International Small Company Portfolio..............   4,157         --      4,157
DFA International Real Estate Securities Portfolio.     553         --        553
DFA International Small Cap Value Portfolio........   4,697         --      4,697

                                                   CHANGE IN UNREALIZED
                                                APPRECIATION (DEPRECIATION) ON
                                                        DERIVATIVES
                                                ------------------------------
                                                          FOREIGN
                                                         EXCHANGE    EQUITY
                                                 TOTAL   CONTRACTS  CONTRACTS
                                                ------   ---------  ---------
    World ex U.S. Value Portfolio.............. $   73        --     $   73
    Selectively Hedged Global Equity Portfolio.   (249)    $(760)       511
    Emerging Markets Portfolio.................  1,766        --      1,766
    Emerging Markets Small Cap Portfolio.......    753        --        753
    Emerging Markets Value Portfolio...........  3,185        --      3,185
    Emerging Markets Core Equity Portfolio.....  6,261        --      6,261

* As of April 30, 2017, there were no futures contracts outstanding. During the six months ended April 30, 2017, the Portfolio had limited activity in futures contracts.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of April 30, 2017 (Amounts in thousands):

                                   NET                                                   NET
                                 AMOUNTS                                               AMOUNTS
                                   OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                                 ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                                PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                      GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
                    AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ----------------------
                    RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                      ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION            (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------         ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                           ASSETS                                             LIABILITIES
                    ---------------------------------------------------- -----------------------------------------------------
SELECTIVELY HEDGED
 GLOBAL EQUITY
 PORTFOLIO
Forward Currency
 Contracts.........    $207       $207        $(207)       --       --      $318        $318        $(207)       --      $111

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note K contains information regarding securities lending amounts that are subject to netting arrangements.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the six months ended April 30, 2017, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                          ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio..........     1.40%       $16,236         12        $ 8        $47,676
Global Small Company Portfolio...........     1.53%            58         10         --             90
DFA International Real Estate Securities
  Portfolio..............................     1.37%        33,360          6          8         45,480
DFA Global Real Estate Securities
  Portfolio..............................     1.27%         5,191          6          1          9,417
International Vector Equity Portfolio....     1.06%           669          1         --            669
World ex U.S. Value Portfolio............     1.44%            81         15         --            241
World ex U.S. Targeted Value Portfolio...     1.11%           137          2         --            197
World ex U.S. Core Equity Portfolio......     1.16%         2,265          6         --          3,897
World Core Equity Portfolio..............     1.35%           579         10         --          1,848
Emerging Markets Core Equity Portfolio...     1.41%        16,061          1          1         16,061

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2017, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by Portfolios under the lines of credit as of April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain Portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2017.

J. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2017, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2017, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

                                                                   REALIZED
                                                                     GAIN
   PORTFOLIO                                    PURCHASES  SALES    (LOSS)
   ---------                                    --------- -------- --------
   U.S. Large Cap Equity Portfolio............. $ 26,348  $  7,835 $ (1,537)
   U.S. Targeted Value Portfolio...............  157,413   336,075   61,896
   U.S. Small Cap Value Portfolio..............   34,727   343,110   42,540
   U.S. Core Equity 1 Portfolio................  221,077   131,076  (15,810)
   U.S. Core Equity 2 Portfolio................  282,546   146,437    2,571
   U.S. Vector Equity Portfolio................   48,934    75,621   13,551
   U.S. Small Cap Portfolio....................  244,755   139,283   56,451
   U.S. Micro Cap Portfolio....................   56,965    78,161   33,872
   DFA Real Estate Securities Portfolio........    5,605     4,252   (1,417)
   Large Cap International Portfolio...........   33,072    15,255    3,308
   International Core Equity Portfolio.........  109,055    19,537      823
   DFA Global Real Estate Securities Portfolio.    4,511        --       --
   DFA International Small Cap Value Portfolio.    3,852   258,730   72,075
   International Vector Equity Portfolio.......    7,363     2,416       89
   World ex U.S. Targeted Value Portfolio......    4,048       942      317
   World ex U.S. Core Equity Portfolio.........    8,457     1,181     (294)
   Emerging Markets Core Equity Portfolio......   15,082       415      (10)

K. SECURITIES LENDING:

   As of April 30, 2017, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                               MARKET
                                                               VALUE
         -                                                   ----------
         U.S. Large Cap Equity Portfolio.................... $    7,358
         U.S. Targeted Value Portfolio......................    461,073
         U.S. Small Cap Value Portfolio.....................    458,808
         U.S. Core Equity 1 Portfolio.......................    888,279
         U.S. Core Equity 2 Portfolio.......................  1,029,685
         U.S. Vector Equity Portfolio.......................    232,668
         U.S. Small Cap Portfolio...........................    422,679
         U.S. Micro Cap Portfolio...........................    154,958
         DFA Real Estate Securities Portfolio...............    121,807
         Large Cap International Portfolio..................     93,462
         International Core Equity Portfolio................    233,531
         DFA International Real Estate Securities Portfolio.      6,822
         DFA International Small Cap Value Portfolio........     58,434
         International Vector Equity Portfolio..............     13,896

                                                        MARKET
                                                        VALUE
                -                                       -------
                World ex U.S. Targeted Value Portfolio. $ 3,750
                World ex U.S. Core Equity Portfolio....  29,895

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                       REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                     AS OF APRIL 30, 2017
                                 ------------------------------------------------------------
                                 OVERNIGHT AND             BETWEEN
                                  CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                 -------------- -------- ------------ -------- --------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE CAP EQUITY PORTFOLIO
 Common Stocks.................. $   31,088,275    --         --         --    $   31,088,275
U.S. TARGETED VALUE PORTFOLIO
 Common Stocks..................  1,703,830,892    --         --         --     1,703,830,892
U.S. SMALL CAP VALUE PORTFOLIO
 Common Stocks..................  1,900,659,111    --         --         --     1,900,659,111
U.S. CORE EQUITY 1 PORTFOLIO
 Common Stocks, Rights/Warrants.  1,805,785,077    --         --         --     1,805,785,077
U.S. CORE EQUITY 2 PORTFOLIO
 Common Stocks, Rights/Warrants.  2,055,867,234    --         --         --     2,055,867,234
U.S. VECTOR EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants.    664,388,590    --         --         --       664,388,590
U.S. SMALL CAP PORTFOLIO
 Common Stocks..................  3,518,843,904    --         --         --     3,518,843,904
U.S. MICRO CAP PORTFOLIO
 Common Stocks..................    952,804,374    --         --         --       952,804,374

                                                REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                              AS OF APRIL 30, 2017
                                          ------------------------------------------------------------
                                          OVERNIGHT AND             BETWEEN
                                           CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                          -------------- -------- ------------ -------- --------------
DFA REAL ESTATE SECURITIES PORTFOLIO
 Common Stocks........................... $  475,930,650    --         --         --    $  475,930,650
LARGE CAP INTERNATIONAL PORTFOLIO
 Common Stocks, Preferred Stocks.........    342,820,452    --         --         --       342,820,452
INTERNATIONAL CORE EQUITY PORTFOLIO
 Common Stocks, Preferred Stocks,
   Rights/Warrants.......................  2,079,631,191    --         --         --     2,079,631,191
DFA INTERNATIONAL REAL ESTATE SECURITIES
  PORTFOLIO
 Common Stocks...........................    200,241,680    --         --         --       200,241,680
DFA GLOBAL REAL ESTATE SECURITIES
  PORTFOLIO
 Common Stocks...........................    174,736,767    --         --         --       174,736,767
DFA INTERNATIONAL SMALL CAP VALUE
  PORTFOLIO
 Common Stocks, Rights/Warrants..........    894,959,738    --         --         --       894,959,738
INTERNATIONAL VECTOR EQUITY PORTFOLIO
 Common Stocks, Preferred Stocks,
   Rights/Warrants.......................    209,216,208    --         --         --       209,216,208
WORLD EX U.S. TARGETED VALUE PORTFOLIO
 Common Stocks...........................      9,956,793    --         --         --         9,956,793
WORLD EX U.S. CORE EQUITY PORTFOLIO
 Common Stocks, Preferred Stocks,
   Rights/Warrants.......................    163,905,361    --         --         --       163,905,361
EMERGING MARKETS CORE EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants..........  1,095,915,225    --         --         --     1,095,915,225

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. IN-KIND REDEMPTIONS:

   During the six months ended April 30, 2017, the following Portfolios realized net gains (losses) on in-kind redemptions as follows:

                    U.S. Small Cap Portfolio....... $125,200
                    U.S. Small Cap Value Portfolio.   79,386

O. OTHER:

   At April 30, 2017, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                APPROXIMATE
                                                                                 PERCENTAGE
                                                                   NUMBER OF   OF OUTSTANDING
                                                                  SHAREHOLDERS     SHARES
                                                                  ------------ --------------
Enhanced U.S. Large Company Portfolio-Institutional
  Class Shares...................................................      3             76%
U.S. Large Cap Equity Portfolio-Institutional Class Shares.......      3             90%
U.S. Large Cap Value Portfolio-Institutional Class Shares........      3             71%
U.S. Targeted Value Portfolio-Class R1 Shares....................      4             87%
U.S. Targeted Value Portfolio-Class R2 Shares....................      7             77%
U.S. Targeted Value Portfolio-Institutional Class Shares.........      3             58%
U.S. Small Cap Value Portfolio-Institutional Class Shares........      3             59%
U.S. Core Equity 1 Portfolio-Institutional Class Shares..........      6             82%
U.S. Core Equity 2 Portfolio-Institutional Class Shares..........      6             85%
U.S. Vector Equity Portfolio-Institutional Class Shares..........      4             86%
U.S. Small Cap Portfolio-Institutional Class Shares..............      3             51%
U.S. Micro Cap Portfolio-Institutional Class Shares..............      4             74%
DFA Real Estate Securities Portfolio-Institutional Class Shares..      4             76%
Large Cap International Portfolio-Institutional Class Shares.....      3             66%
International Core Equity Portfolio-Institutional Class Shares...      4             72%
International Small Company Portfolio-Institutional Class Shares.      3             57%
Global Small Company Portfolio-Institutional Class Shares........      3             94%
Japanese Small Company Portfolio-Institutional Class Shares......      4             86%
Asia Pacific Small Company Portfolio-Institutional Class Shares..      3             91%
United Kingdom Small Company Portfolio-Institutional
  Class Shares...................................................      4             93%
Continental Small Company Portfolio-Institutional Class Shares...      4             96%
DFA International Real Estate Securities Portfolio-Institutional
  Class Shares...................................................      4             88%
DFA Global Real Estate Securities Portfolio-Institutional
  Class Shares...................................................      3             70%
DFA International Small Cap Value Portfolio-Institutional
  Class Shares...................................................      4             68%
International Vector Equity Portfolio-Institutional Class Shares.      4             90%
World ex U.S. Value Portfolio-Institutional Class Shares.........      7             93%
World ex U.S. Targeted Value Portfolio-Institutional
  Class Shares...................................................      3             99%
World ex U.S. Core Equity Portfolio-Institutional Class Shares...      3             77%
World Core Equity Portfolio-Institutional Class Shares...........      4             83%
Selectively Hedged Global Equity Portfolio-Institutional
  Class Shares...................................................      4             96%
Emerging Markets Portfolio-Institutional Class Shares............      4             66%
Emerging Markets Small Cap Portfolio-Institutional
  Class Shares...................................................      3             52%
Emerging Markets Value Portfolio-Class R2 Shares.................      4             96%
Emerging Markets Value Portfolio-Institutional Class Shares......      2             34%
Emerging Markets Core Equity Portfolio-Institutional
  Class Shares...................................................      3             61%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

P. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following funds paid distributions to shareholders of record a portion of which is estimated to be in excess of a fund's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a fund will not be available until the end of a fund's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                         ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                        ----------------------------------------------
                                         NET INCOME FOR    ACCUMULATED
                                         THE CURRENT OR   UNDISTRIBUTED
                                           PRECEDING     NET PROFITS FROM
                                        FISCAL YEAR, AND   THE SALE OF       PAID-IN
                                          ACCUMULATED     SECURITIES OR    SURPLUS OR
                                         UNDISTRIBUTED        OTHER       OTHER CAPITAL
PORTFOLIO NAME                             NET INCOME       PROPERTIES       SOURCE
--------------                          ---------------- ---------------- -------------
Enhanced U.S. Large Company Portfolio
   December 15, 2016...................        91%              0%               9%
U.S. Large Cap Equity Portfolio
   December 15, 2016...................        91%              0%               9%
U.S. Large Cap Value Portfolio
   December 15, 2016...................        89%              0%              11%
U.S. Targeted Value Portfolio
   December 15, 2016...................        85%              0%              15%
U.S. Small Cap Value Portfolio
   December 15, 2016...................        55%              0%              45%
U.S. Core Equity 1 Portfolio
   December 14, 2016...................        90%              0%              10%
U.S. Core Equity 2 Portfolio
   December 14, 2016...................        89%              0%              11%
U.S. Vector Equity Portfolio
   December 15, 2016...................        85%              0%              15%
U.S. Small Cap Portfolio
   December 15, 2016...................        78%              0%              22%
U.S. Micro Cap Portfolio
   December 15, 2016...................        81%              0%              19%
DFA Real Estate Securities Portfolio
   December 14, 2016...................        95%              0%               5%
Large Cap International Portfolio
   December 14, 2016...................        72%              0%              28%
International Core Equity Portfolio
   December 14, 2016...................        62%              0%              38%
International Small Company Portfolio
   December 15, 2016...................         0%              0%             100%
Japanese Small Company Portfolio
   December 15, 2016...................        24%              0%              76%
Asia Pacific Small Company Portfolio
   December 15, 2016...................        15%              0%              85%
United Kingdom Small Company Portfolio
   December 15, 2016...................        59%              0%              41%
Continental Small Company Portfolio
   December 15, 2016...................        36%              0%              64%

                                                     ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                                    ---------------------------------------------
                                                     NET INCOME FOR    ACCUMULATED
                                                     THE CURRENT OR   UNDISTRIBUTED
                                                       PRECEDING     NET PROFITS FROM
                                                    FISCAL YEAR, AND   THE SALE OF       PAID-IN
                                                      ACCUMULATED     SECURITIES OR    SURPLUS OR
                                                     UNDISTRIBUTED        OTHER       OTHER CAPITAL
PORTFOLIO NAME                                         NET INCOME       PROPERTIES       SOURCE
--------------                                      ---------------- ---------------- -------------
DFA International Real Estate Securities Portfolio
   December 14, 2016...............................         0%              0%             100%
DFA Global Real Estate Securities Portfolio
   December 15, 2016...............................        99%              0%               1%
DFA International Small Cap Value Portfolio
   December 14, 2016...............................         0%              0%             100%
International Vector Equity Portfolio
   December 14, 2016...............................        53%              0%              47%
World ex U.S. Value Portfolio
   December 15, 2016...............................        80%              0%              20%
World ex U.S. Targeted Value Portfolio
   December 15, 2016...............................        83%              0%              17%
World ex U.S. Core Equity Portfolio
   December 15, 2016...............................        59%              0%              41%
World Core Equity Portfolio
   March 30, 2017..................................       100%              0%               0%*
Selectively Hedged Global Equity Portfolio
   December 15, 2016...............................        91%              0%               9%
Emerging Markets Portfolio
   December 15, 2016...............................        19%              0%              81%
Emerging Markets Small Cap Portfolio
   December 15, 2016...............................        30%              0%              70%
Emerging Markets Value Portfolio
   December 15, 2016...............................         0%              0%             100%
Emerging Markets Core Equity Portfolio
   December 14, 2016...............................        26%              0%              74%

* Amount is less than 1%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED APRIL 30, 2017
   EXPENSE TABLES
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     11/01/16  04/30/17    RATIO*   PERIOD*
                                     --------- --------- ---------- --------

   DFA COMMODITY STRATEGY PORTFOLIO
   --------------------------------
   Actual Fund Return............... $1,000.00 $  999.80    0.32%    $1.59
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.21    0.32%    $1.61

----------
* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                       DFA COMMODITY STRATEGY PORTFOLIO
              Corporate....................................  45.4%
              Government...................................  28.7%
              Foreign Corporate............................  19.6%
              Foreign Government...........................   5.8%
              Supranational................................   0.5%
                                                            -----
                                                            100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                   FACE
                                                  AMOUNT^    VALUE+
                                                  -------    ------
                                                   (000)
BONDS -- (68.8%)
AUSTRALIA -- (3.5%)
Australia & New Zealand Banking Group, Ltd.
#   1.250%, 06/13/17.............................   8,000 $  8,001,264
Commonwealth Bank of Australia
    1.900%, 09/18/17.............................   2,000    2,003,738
    2.300%, 09/06/19.............................  10,100   10,164,054
    5.000%, 10/15/19.............................  10,000   10,677,570
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................   5,000    5,069,995
National Australia Bank, Ltd.
##  2.400%, 12/09/19.............................   9,500    9,554,521
Westpac Banking Corp.
    2.000%, 08/14/17.............................   3,000    3,005,448
    2.250%, 07/30/18.............................   3,200    3,222,435
    2.150%, 03/06/20.............................   5,000    5,020,030
                                                          ------------
TOTAL AUSTRALIA..................................           56,719,055
                                                          ------------

BELGIUM -- (0.3%)
Anheuser-Busch InBev Worldwide, Inc.
    1.375%, 07/15/17.............................   4,700    4,700,587
                                                          ------------

CANADA -- (6.4%)
Alberta, Province of Canada
    1.900%, 12/06/19.............................   5,000    5,014,735
Bank of Montreal
    2.375%, 01/25/19.............................  15,620   15,763,610
Potash Corp. of Saskatchewan, Inc.
    6.500%, 05/15/19.............................   1,446    1,563,075
Province of Ontario Canada
    1.100%, 10/25/17.............................  10,000    9,989,560
    1.200%, 02/14/18.............................  15,000   14,981,970
    1.650%, 09/27/19.............................   6,103    6,092,369
Royal Bank of Canada
    1.500%, 01/16/18.............................   1,180    1,180,338
    2.200%, 07/27/18.............................   1,005    1,012,283
    1.800%, 07/30/18.............................   8,492    8,508,542
    1.500%, 07/29/19.............................   4,625    4,580,845
Thomson Reuters Corp.
    1.650%, 09/29/17.............................   3,992    3,994,228
    6.500%, 07/15/18.............................   1,000    1,054,400
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................  10,000    9,992,190
    2.125%, 07/02/19.............................  19,850   19,966,321
                                                          ------------
TOTAL CANADA.....................................          103,694,466
                                                          ------------

DENMARK -- (0.9%)
Nordea Bank AB
    2.375%, 04/04/19.............................  15,000   15,110,805
                                                          ------------

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
FINLAND -- (0.4%)
Municipality Finance P.L.C.
    1.250%, 04/18/19.............................   5,000 $ 4,960,700
    1.750%, 05/21/19.............................   1,150   1,152,045
                                                          -----------
TOTAL FINLAND....................................           6,112,745
                                                          -----------
FRANCE -- (2.1%)
BNP Paribas SA
    2.375%, 09/14/17.............................   6,140   6,159,316
BPCE SA
    1.625%, 01/26/18.............................   1,950   1,946,746
Orange SA
    1.625%, 11/03/19.............................   2,000   1,975,522
Sanofi
    1.250%, 04/10/18.............................   1,800   1,798,738
Societe Generale SA
    2.750%, 10/12/17.............................     980     985,116
Total Capital Canada, Ltd.
#   1.450%, 01/15/18.............................   2,000   1,999,182
Total Capital International SA
    1.550%, 06/28/17.............................   1,040   1,040,468
    2.100%, 06/19/19.............................  18,335  18,453,132
                                                          -----------
TOTAL FRANCE.....................................          34,358,220
                                                          -----------

GERMANY -- (1.7%)
Bayer U.S. Finance LLC
    2.375%, 10/08/19.............................   2,000   2,013,660
Daimler Finance North America LLC
##  1.650%, 03/02/18.............................   4,490   4,488,357
Deutsche Bank AG
    6.000%, 09/01/17.............................   4,300   4,360,402
Deutsche Telekom International Finance BV
##  1.500%, 09/19/19.............................   3,000   2,956,278
State of North Rhine-Westphalia
    1.625%, 01/22/20.............................   3,650   3,628,917
Volkswagen Group of America Finance LLC
##  2.125%, 05/23/19.............................  10,000   9,981,420
                                                          -----------
TOTAL GERMANY....................................          27,429,034
                                                          -----------

IRELAND -- (0.5%)
Actavis, Inc.
    1.875%, 10/01/17.............................   7,500   7,505,925
Medtronic, Inc.
    1.375%, 04/01/18.............................     300     299,777
                                                          -----------
TOTAL IRELAND....................................           7,805,702
                                                          -----------

ITALY -- (0.5%)
Enel Finance International NV
##  6.250%, 09/15/17.............................   4,300   4,372,975

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
ITALY -- (Continued)
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................   1,500 $ 1,517,981
    3.875%, 01/15/19.............................   2,570   2,627,270
                                                          -----------
TOTAL ITALY......................................           8,518,226
                                                          -----------

JAPAN -- (2.5%)
American Honda Finance Corp.
    1.550%, 12/11/17.............................   2,575   2,578,404
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    2.350%, 09/08/19.............................     850     851,765
Mizuho Bank, Ltd.
##  1.550%, 10/17/17.............................   7,700   7,699,692
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................   1,034   1,044,069
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................   3,500   3,532,067
Toyota Motor Credit Corp.
    2.000%, 10/24/18.............................   4,149   4,176,056
    1.400%, 05/20/19.............................   9,500   9,442,382
    2.125%, 07/18/19.............................   1,080   1,087,884
    1.550%, 10/18/19.............................  10,000   9,937,610
                                                          -----------
TOTAL JAPAN......................................          40,349,929
                                                          -----------

NETHERLANDS -- (2.8%)
Cooperatieve Rabobank UA
    1.700%, 03/19/18.............................   2,800   2,803,987
    2.250%, 01/14/19.............................  13,665  13,761,133
Heineken NV
##  1.400%, 10/01/17.............................   2,500   2,499,060
ING Bank NV
##  2.500%, 10/01/19.............................   3,000   3,021,633
LyondellBasell Industries NV
    5.000%, 04/15/19.............................   1,022   1,073,592
Mondelez International, Inc.
    1.625%, 10/28/19.............................   2,000   1,970,892
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20.............................   4,362   4,338,698
Shell International Finance BV
    1.900%, 08/10/18.............................   4,000   4,019,764
    2.000%, 11/15/18.............................   3,250   3,267,820
    4.300%, 09/22/19.............................   9,108   9,630,772
                                                          -----------
TOTAL NETHERLANDS................................          46,387,351
                                                          -----------

NORWAY -- (0.7%)
Kommunalbanken A.S.
    1.750%, 05/28/19.............................   5,000   5,010,780
    1.625%, 01/15/20.............................   5,450   5,433,323
Statoil ASA
    1.950%, 11/08/18.............................   1,035   1,038,899
                                                          -----------
TOTAL NORWAY                                               11,483,002
                                                          -----------

SPAIN -- (0.7%)
Iberdrola Finance Ireland, Ltd.
##  5.000%, 09/11/19.............................   2,000   2,124,596

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
SPAIN -- (Continued)
Santander Holdings USA, Inc.
    2.650%, 04/17/20.............................   4,992 $ 4,979,720
Telefonica Emisiones SAU
    6.221%, 07/03/17.............................   2,000   2,015,900
    3.192%, 04/27/18.............................   1,800   1,824,044
                                                          -----------
TOTAL SPAIN......................................          10,944,260
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
Council Of Europe Development Bank
    1.750%, 11/14/19.............................   7,000   7,025,158
                                                          -----------

SWEDEN -- (1.7%)
Svensk Exportkredit AB
    1.875%, 06/17/19.............................  17,000  17,071,774
Svenska Handelsbanken AB
    1.625%, 03/21/18.............................   5,000   4,996,680
    2.250%, 06/17/19.............................   5,000   5,030,595
                                                          -----------
TOTAL SWEDEN.....................................          27,099,049
                                                          -----------

SWITZERLAND -- (1.2%)
Credit Suisse AG New York
    1.375%, 05/26/17.............................   1,000   1,000,202
Credit Suisse New York
    1.700%, 04/27/18.............................   7,595   7,589,296
UBS AG
    1.800%, 03/26/18.............................   3,850   3,856,715
    2.375%, 08/14/19.............................   1,500   1,510,785
    2.350%, 03/26/20.............................   6,000   6,036,816
                                                          -----------
TOTAL SWITZERLAND................................          19,993,814
                                                          -----------

UNITED KINGDOM -- (1.1%)
AstraZeneca P.L.C.
    1.750%, 11/16/18.............................   6,958   6,966,864
BP Capital Markets P.L.C.
#   4.750%, 03/10/19.............................   4,110   4,325,915
Diageo Capital P.L.C.
    1.500%, 05/11/17.............................   3,500   3,500,504
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................   1,028   1,072,306
HSBC USA, Inc.
    1.625%, 01/16/18.............................     820     819,791
Vodafone Group P.L.C.
    1.250%, 09/26/17.............................     750     749,605
                                                          -----------
TOTAL UNITED KINGDOM.............................          17,434,985
                                                          -----------

UNITED STATES -- (41.4%)
3M Co.
    1.625%, 06/15/19.............................   3,200   3,209,283
Abbott Laboratories
    5.125%, 04/01/19.............................   2,835   2,994,959
Air Products & Chemicals, Inc.
    1.200%, 10/15/17.............................     700     699,860
American Express Co.
    7.000%, 03/19/18.............................   8,212   8,593,833

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
American Honda Finance Corp.
    2.250%, 08/15/19.............................   2,000 $ 2,023,338
American International Group, Inc.
    2.300%, 07/16/19.............................   2,000   2,008,466
AmerisourceBergen Corp.
    4.875%, 11/15/19.............................   2,618   2,792,987
Anthem, Inc.
    5.875%, 06/15/17.............................   3,100   3,116,018
Apple, Inc.
    1.100%, 08/02/19.............................   4,045   4,004,412
    1.900%, 02/07/20.............................  38,000  38,206,834
Assurant, Inc.
    2.500%, 03/15/18.............................     203     204,169
AT&T, Inc.
    1.400%, 12/01/17.............................   3,400   3,396,376
    2.300%, 03/11/19.............................     575     577,744
Autodesk, Inc.
    1.950%, 12/15/17.............................   5,650   5,653,599
Bank of America Corp.
    2.600%, 01/15/19.............................   4,000   4,039,268
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19.............................   1,000   1,005,929
BB&T Corp.
    1.450%, 01/12/18.............................     170     170,114
Becton Dickinson and Co.
    1.800%, 12/15/17.............................   4,900   4,896,942
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................   2,500   2,504,728
    2.100%, 08/14/19.............................   2,800   2,823,408
Boston Scientific Corp.
    2.650%, 10/01/18.............................   1,000   1,009,656
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................   1,000   1,007,006
Bristol-Myers Squibb Co.
    0.875%, 08/01/17.............................   1,685   1,683,270
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.............................   1,250   1,337,381
CA, Inc.
    5.375%, 12/01/19.............................   5,245   5,656,512
Capital One Bank USA NA
    2.300%, 06/05/19.............................   2,742   2,746,376
Capital One NA/Mclean
    2.400%, 09/05/19.............................   6,536   6,563,745
Cardinal Health, Inc.
    1.900%, 06/15/17.............................   5,000   5,003,980
    1.700%, 03/15/18.............................   5,239   5,240,965
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................   6,000   6,058,794
    7.050%, 10/01/18.............................   5,000   5,362,135
CBS Corp.
    2.300%, 08/15/19.............................   1,500   1,508,870
Chevron Corp.
    1.345%, 11/15/17.............................   3,435   3,435,299
    1.718%, 06/24/18.............................   1,425   1,429,836
    2.193%, 11/15/19.............................  15,000  15,135,765

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Cisco Systems, Inc.
#   1.400%, 02/28/18.............................   9,958 $ 9,968,247
    2.125%, 03/01/19.............................  10,000  10,103,200
    1.400%, 09/20/19.............................  14,935  14,838,251
Citigroup, Inc.
    2.050%, 12/07/18.............................   7,281   7,293,982
    2.550%, 04/08/19.............................     750     757,245
Comcast Corp.
    5.700%, 05/15/18.............................     732     763,218
Comerica, Inc.
    2.125%, 05/23/19.............................   4,000   3,997,328
ConocoPhillips Co.
    1.050%, 12/15/17.............................   3,000   2,990,730
    1.500%, 05/15/18.............................   3,500   3,496,924
CVS Health Corp.
    2.250%, 12/05/18.............................   7,000   7,051,240
Danaher Corp.
    1.650%, 09/15/18.............................   2,000   2,003,816
Dollar General Corp.
    1.875%, 04/15/18.............................   2,334   2,337,429
Duke Energy Corp.
    1.625%, 08/15/17.............................   1,019   1,019,774
Eastman Chemical Co.
    2.700%, 01/15/20.............................   3,883   3,945,555
eBay, Inc.
    1.350%, 07/15/17.............................   7,000   6,998,334
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................  11,927  12,529,313
Enterprise Products Operating LLC
    1.650%, 05/07/18.............................   5,000   4,995,000
Exxon Mobil Corp.
    1.439%, 03/01/18.............................   8,200   8,208,462
    1.305%, 03/06/18.............................  19,430  19,429,417
    1.912%, 03/06/20.............................   2,100   2,111,687
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................   1,500   1,546,469
    2.551%, 10/05/18.............................   5,000   5,034,160
General Mills, Inc.
    2.200%, 10/21/19.............................   3,500   3,515,228
General Motors Financial Co., Inc.
    3.150%, 01/15/20.............................   5,000   5,094,345
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................   7,064   7,084,803
Goldman Sachs Group, Inc. (The)
    2.900%, 07/19/18.............................   1,000   1,013,130
    7.500%, 02/15/19.............................   4,082   4,469,521
    2.300%, 12/13/19.............................     600     601,317
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................     585     583,425
Harris Corp.
    1.999%, 04/27/18.............................   8,500   8,521,488
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   2,600   2,623,070
Intel Corp.
    1.350%, 12/15/17.............................   1,000   1,000,552
Intercontinental Exchange, Inc.
    2.500%, 10/15/18.............................   1,560   1,578,252

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
International Business Machines Corp.
#   1.950%, 02/12/19.............................  27,500 $27,705,040
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,000   1,030,243
JPMorgan Chase & Co.
    2.000%, 08/15/17.............................   7,050   7,063,599
    6.300%, 04/23/19.............................   3,500   3,790,087
Kellogg Co.
    1.750%, 05/17/17.............................   3,000   3,000,447
KeyBank NA
    2.350%, 03/08/19.............................   7,000   7,056,399
Kraft Heinz Foods Co.
    2.250%, 06/05/17.............................   4,177   4,180,860
Kroger Co. (The)
    2.300%, 01/15/19.............................   1,000   1,006,370
    1.500%, 09/30/19.............................   1,565   1,546,704
Laboratory Corp. of America Holdings
    2.200%, 08/23/17.............................   6,000   6,013,932
Mattel, Inc.
    1.700%, 03/15/18.............................   7,000   6,991,082
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................   4,417   4,452,963
McDonald's Corp.
    5.800%, 10/15/17.............................     900     917,389
    5.350%, 03/01/18.............................   2,000   2,061,184
#   2.100%, 12/07/18.............................   8,000   8,048,960
McKesson Corp.
    1.400%, 03/15/18.............................   1,614   1,610,548
    2.284%, 03/15/19.............................   6,000   6,035,202
Merck & Co., Inc.
    1.850%, 02/10/20.............................   5,000   5,027,080
MetLife, Inc.
#   6.817%, 08/15/18.............................   2,000   2,129,610
    7.717%, 02/15/19.............................   1,389   1,530,478
Microsoft Corp.
    1.100%, 08/08/19.............................  10,000   9,903,570
Molson Coors Brewing Co.
##  2.250%, 03/15/20.............................   4,577   4,584,126
Monsanto Co.
    1.850%, 11/15/18.............................   6,700   6,684,061
Morgan Stanley
    7.300%, 05/13/19.............................   7,000   7,719,467
NetApp, Inc.
    2.000%, 12/15/17.............................   6,200   6,213,572
NextEra Energy Capital Holdings, Inc.
    2.700%, 09/15/19.............................   1,500   1,521,639
NiSource Finance Corp.
    6.800%, 01/15/19.............................   2,000   2,154,272
Novartis Capital Corp.
    4.400%, 04/24/20.............................   9,500  10,185,140
Nucor Corp.
    5.750%, 12/01/17.............................   3,019   3,087,628
NYSE Euronext
    2.000%, 10/05/17.............................     230     230,633
ONEOK Partners L.P.
    2.000%, 10/01/17.............................     400     400,559
Oracle Corp.
    2.250%, 10/08/19.............................  21,875  22,160,228

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
PACCAR Financial Corp.
    1.750%, 08/14/18.............................   1,900 $ 1,905,759
Pfizer, Inc.
    1.500%, 06/15/18.............................   1,000   1,001,299
    2.100%, 05/15/19.............................  30,877  31,158,783
Philip Morris International, Inc.
    5.650%, 05/16/18.............................   6,255   6,523,264
    1.875%, 01/15/19.............................   5,000   5,007,020
Phillips 66
    2.950%, 05/01/17.............................   5,000   5,000,000
Provident Cos., Inc.
    7.000%, 07/15/18.............................   3,298   3,487,635
Prudential Financial, Inc.
    6.000%, 12/01/17.............................     518     531,045
QUALCOMM, Inc.
    1.400%, 05/18/18.............................   1,000     999,142
Republic Services, Inc.
    5.500%, 09/15/19.............................   1,167   1,259,697
Reynolds American, Inc.
    2.300%, 06/12/18.............................   4,650   4,675,552
Roper Technologies, Inc.
    2.050%, 10/01/18.............................   1,500   1,504,418
Ryder System, Inc.
    2.550%, 06/01/19.............................   2,400   2,422,877
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   2,000   2,023,218
Southern Co. (The)
    1.300%, 08/15/17.............................   3,000   2,997,669
    2.450%, 09/01/18.............................   2,700   2,721,379
Southwest Airlines Co.
    2.750%, 11/06/19.............................   5,980   6,078,861
Stryker Corp.
    1.300%, 04/01/18.............................     600     598,659
    2.000%, 03/08/19.............................   8,000   8,026,960
SunTrust Banks, Inc.
    2.500%, 05/01/19.............................   7,735   7,818,662
Symantec Corp.
    2.750%, 06/15/17.............................   4,595   4,596,608
Target Corp.
    2.300%, 06/26/19.............................  10,000  10,128,680
TD Ameritrade Holding Corp.
    5.600%, 12/01/19.............................   1,000   1,087,145
Thermo Fisher Scientific, Inc.
    2.400%, 02/01/19.............................   3,000   3,023,616
Total System Services, Inc.
    2.375%, 06/01/18.............................   6,500   6,524,466
U.S. Bancorp
    2.200%, 04/25/19.............................   5,000   5,045,510
UnitedHealth Group, Inc.
    1.400%, 12/15/17.............................     956     956,054
    1.625%, 03/15/19.............................   3,000   2,991,339
US Bank NA
    1.400%, 04/26/19.............................  11,300  11,232,426
    2.125%, 10/28/19.............................   5,000   5,043,030
Verizon Communications, Inc.
    3.650%, 09/14/18.............................   5,000   5,124,975
    1.375%, 08/15/19.............................   2,000   1,973,866
    2.625%, 02/21/20.............................   2,193   2,226,812

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^     VALUE+
                                                  -------     ------
                                                   (000)
UNITED STATES -- (Continued)
Walgreens Boots Alliance, Inc.
    1.750%, 05/30/18.............................   4,200 $    4,216,002
    2.700%, 11/18/19.............................     470        476,862
Walt Disney Co. (The)
    1.500%, 09/17/18.............................   1,255      1,257,103
Wells Fargo & Co.
    1.500%, 01/16/18.............................     700        699,721
Whirlpool Co.
    1.650%, 11/01/17.............................   7,000      7,001,316
Zoetis, Inc.
    1.875%, 02/01/18.............................   6,564      6,573,452
                                                          --------------
TOTAL UNITED STATES..............................            675,570,723
                                                          --------------
TOTAL BONDS......................................          1,120,737,111
                                                          --------------

U.S. TREASURY OBLIGATIONS -- (29.8%)
U.S. Treasury Notes
^^  1.375%, 06/30/18.............................  99,000     99,232,056

                                                     FACE
                                                    AMOUNT^     VALUE+
                                                    -------     ------
                                                     (000)
U.S. TREASURY OBLIGATIONS -- (Continued)
#     0.875%, 09/15/19............................. 149,000 $  147,393,631
      1.500%, 10/31/19............................. 105,000    105,369,180
      1.000%, 11/15/19............................. 136,000    134,756,824
                                                            --------------
TOTAL U.S. TREASURY OBLIGATIONS....................            486,751,691
                                                            --------------
TOTAL INVESTMENT SECURITIES........................          1,607,488,802
                                                            --------------

                                                    SHARES
                                                    ------

SECURITIES LENDING COLLATERAL -- (1.4%)
(S)@  DFA Short Term Investment Fund 1,907,915.....             22,080,299
                                                            --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,631,680,427)............................          $1,629,569,101
                                                            ==============

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                          ----------------------------------------------------
                                             LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                          -------------  -------------- ------- --------------
Bonds
  Australia..............................            --  $   56,719,055   --    $   56,719,055
  Belgium................................            --       4,700,587   --         4,700,587
  Canada.................................            --     103,694,466   --       103,694,466
  Denmark................................            --      15,110,805   --        15,110,805
  Finland................................            --       6,112,745   --         6,112,745
  France.................................            --      34,358,220   --        34,358,220
  Germany................................            --      27,429,034   --        27,429,034
  Ireland................................            --       7,805,702   --         7,805,702
  Italy..................................            --       8,518,226   --         8,518,226
  Japan..................................            --      40,349,929   --        40,349,929
  Netherlands............................            --      46,387,351   --        46,387,351
  Norway.................................            --      11,483,002   --        11,483,002
  Spain..................................            --      10,944,260   --        10,944,260
  Supranational Organization Obligations.            --       7,025,158   --         7,025,158
  Sweden.................................            --      27,099,049   --        27,099,049
  Switzerland............................            --      19,993,814   --        19,993,814
  United Kingdom.........................            --      17,434,985   --        17,434,985
  United States..........................            --     675,570,723   --       675,570,723
U.S. Treasury Obligations................            --     486,751,691   --       486,751,691
Securities Lending Collateral............            --      22,080,299   --        22,080,299
Swap Agreements**........................            --       1,801,375   --         1,801,375
Futures Contracts**...................... $  (1,594,016)             --   --        (1,594,016)
                                          -------------  --------------   --    --------------
TOTAL.................................... $(1,594,016).. $1,631,370,476   --    $1,629,776,460
                                          =============  ==============   ==    ==============

  **Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investments at Value (including $21,634 of securities on loan)................................ $    1,607,489
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $22,077).         22,080
Segregated Cash for Swaps Contracts...........................................................         22,739
Cash..........................................................................................         36,186
Receivables:
  Investment Securities Sold..................................................................          5,854
  Interest....................................................................................          7,824
  Securities Lending Income...................................................................             22
  Fund Shares Sold............................................................................          1,382
  Futures Margin Variation....................................................................            266
Unrealized Gain on Swap Contracts.............................................................          1,801
Prepaid Expenses and Other Assets.............................................................             63
                                                                                               --------------
     Total Assets.............................................................................      1,705,706
                                                                                               --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned............................................................         22,098
  Investment Securities Purchased.............................................................          1,385
  Fund Shares Redeemed........................................................................          5,799
  Due to Advisor..............................................................................            416
Accrued Expenses and Other Liabilities........................................................             86
                                                                                               --------------
     Total Liabilities........................................................................         29,784
                                                                                               --------------
NET ASSETS.................................................................................... $    1,675,922
                                                                                               ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).......................................................    288,107,424
                                                                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...................................... $         5.82
                                                                                               ==============
Investments at Cost........................................................................... $    1,609,603
                                                                                               ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................... $    1,684,161
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)........         26,243
Accumulated Net Realized Gain (Loss)..........................................................        (32,566)
Net Unrealized Appreciation (Depreciation)....................................................         (1,916)
                                                                                               --------------
NET ASSETS.................................................................................... $    1,675,922
                                                                                               ==============
(1) NUMBER OF SHARES AUTHORIZED...............................................................  1,800,000,000
                                                                                               ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Interest.......................................................................................... $ 11,734
  Dividends#........................................................................................      125
  Income from Securities Lending....................................................................      125
                                                                                                     --------
     Total Investment Income........................................................................   11,984
                                                                                                     --------
EXPENSES
  Investment Management Fees........................................................................    3,006
  Accounting & Transfer Agent Fees..................................................................       48
  Custodian Fees....................................................................................       28
  Filing Fees.......................................................................................       45
  Shareholders' Reports.............................................................................       31
  Directors'/Trustees' Fees & Expenses..............................................................        8
  Professional Fees.................................................................................       28
  Other.............................................................................................       19
                                                                                                     --------
     Total Expenses.................................................................................    3,213
                                                                                                     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D).     (523)
  Fees Paid Indirectly (Note C).....................................................................       (8)
                                                                                                     --------
  Net Expenses......................................................................................    2,682
                                                                                                     --------
  NET INVESTMENT INCOME (LOSS)......................................................................    9,302
                                                                                                     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**....................................................................   (1,187)
    Futures.........................................................................................   (1,320)
    Swap Contracts..................................................................................  (29,842)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................................   (3,563)
    Futures.........................................................................................     (482)
    Swap Contracts..................................................................................   23,359
                                                                                                     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................................  (13,035)
                                                                                                     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................... $ (3,733)
                                                                                                     ========

----------
**Net of foreign capital gain taxes withheld of $0.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                        DFA COMMODITY STRATEGY
                                                                                               PORTFOLIO
                                                                                        ----------------------
                                                                                        SIX MONTHS     YEAR
                                                                                           ENDED      ENDED
                                                                                         APRIL 30,   OCT. 31,
                                                                                           2017        2016
                                                                                        ----------- ----------
                                                                                        (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................................................... $    9,302  $   12,561
  Net Realized Gain (Loss) on:
    Investment Securities Sold*........................................................     (1,187)        484
    Futures............................................................................     (1,320)      5,533
    Swap Contracts.....................................................................    (29,842)     22,428
  Change in Unrealized Appreciation (Depreciation) of:.................................
    Investment Securities and Foreign Currency.........................................     (3,563)      1,678
    Futures............................................................................       (482)          9
    Swap Contracts.....................................................................     23,359     (20,194)
                                                                                        ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...................     (3,733)     22,499
                                                                                        ----------  ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.........................................................    (15,691)     (7,538)
  Net Short-Term Gains:
    Institutional Class Shares.........................................................       (875)         --
  Net Long-Term Gains:
    Institutional Class Shares.........................................................         --        (155)
                                                                                        ----------  ----------
     Total Distributions...............................................................    (16,566)     (7,693)
                                                                                        ----------  ----------
Capital Share Transactions (1):
  Shares Issued........................................................................    379,166   1,017,341
  Shares Issued in Lieu of Cash Distributions..........................................     16,028       7,499
  Shares Redeemed......................................................................   (297,070)   (648,620)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions...........................     98,124     376,220
                                                                                        ----------  ----------
     Total Increase (Decrease) in Net Assets...........................................     77,825     391,026
NET ASSETS
  Beginning of Period..................................................................  1,598,097   1,207,071
                                                                                        ----------  ----------
  End of Period........................................................................ $1,675,922  $1,598,097
                                                                                        ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................................................     63,613     183,938
  Shares Issued in Lieu of Cash Distributions..........................................      2,708       1,318
  Shares Redeemed......................................................................    (50,092)   (116,801)
                                                                                        ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed...........................     16,229      68,455
                                                                                        ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME). $   26,243  $   32,632

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.
                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                         DFA COMMODITY STRATEGY PORTFOLIO
                                                   --------------------------------------------------------------------------
                                                     SIX MONTHS        YEAR         YEAR         YEAR        YEAR       YEAR
                                                        ENDED         ENDED        ENDED        ENDED       ENDED      ENDED
                                                      APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,   OCT. 31,
                                                        2017           2016         2015         2014        2013       2012
-------------------------------------------------------------------------------------------------------------------------------
                                                     (UNAUDITED)
Net Asset Value, Beginning of Period.............. $     5.88      $     5.93   $     8.00   $     8.30   $   9.40   $   9.77
                                                   ----------      ----------   ----------   ----------   --------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.03            0.05         0.05         0.06       0.06       0.07
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................      (0.03)          (0.07)       (2.05)       (0.31)     (1.10)     (0.37)
                                                   ----------      ----------   ----------   ----------   --------   --------
   Total from Investment Operations...............         --           (0.02)       (2.00)       (0.25)     (1.04)     (0.30)
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.06)          (0.03)       (0.06)       (0.04)     (0.04)     (0.06)
 Net Realized Gains...............................         --              --        (0.01)       (0.01)     (0.02)     (0.01)
                                                   ----------      ----------   ----------   ----------   --------   --------
   Total Distributions............................      (0.06)          (0.03)       (0.07)       (0.05)     (0.06)     (0.07)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $     5.82      $     5.88   $     5.93   $     8.00   $   8.30   $   9.40
=================================================  ===========     ==========   ==========   ==========   ========   ========
Total Return......................................      (0.02)%(D)      (0.26)%     (25.16)%      (3.08)%   (11.15)%    (3.08)%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $1,675,922      $1,598,097   $1,207,071   $1,194,191   $786,314   $458,079
Ratio of Expenses to Average Net Assets...........       0.32%(E)        0.33%        0.34%        0.33%      0.34%      0.35%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly)................       0.39%(E)        0.40%        0.40%        0.39%      0.40%      0.41%
Ratio of Net Investment Income to Average Net
 Assets...........................................       1.12%(E)        0.95%        0.77%        0.65%      0.66%      0.79%
Portfolio Turnover Rate...........................         45%(D)         159%         124%         104%        64%        69%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-six operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2.   DEFERRED COMPENSATION PLAN:   Each eligible Director of the Fund may
elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3.   OTHER:   Security transactions are accounted for as of the trade date.
Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The

Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of April 30, 2017, the Portfolio held a $315,220,279 investment in the Subsidiary, representing 18.81% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2017, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2017, there were no previously waived fees subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the six months ended April 30, 2017, approximately $523 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the six months ended April 30, 2017, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  DFA Commodity Strategy Portfolio.     $8

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $150 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At April 30, 2017, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $19

F. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Portfolio's transactions related to investment securities, other than short-term securities (amounts in thousands), were as follows:

                                       U.S. GOVERNMENT    OTHER INVESTMENT
                                          SECURITIES         SECURITIES
                                      ------------------ ------------------
                                      PURCHASES  SALES   PURCHASES  SALES
                                      --------- -------- --------- --------
    DFA Commodity Strategy Portfolio. $463,599  $463,568 $317,892  $268,187

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     INCREASE       INCREASE
                                                    (DECREASE)     (DECREASE)
                                     INCREASE     UNDISTRIBUTED   ACCUMULATED
                                    (DECREASE)    NET INVESTMENT  NET REALIZED
                                  PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.       $76          $27,711        $(27,787)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS TOTAL
                                       -------------- ------------- ------
     DFA Commodity Strategy Portfolio
     2015.............................     $8,966        $1,009     $9,975
     2016.............................      7,540           154      7,694

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                      NET INVESTMENT
                                        INCOME AND
                                        SHORT-TERM     LONG-TERM
                                      CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                      -------------- ------------- -------
    DFA Commodity Strategy Portfolio.    $(1,657)         --       $(1,657)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  UNDISTRIBUTED                                               TOTAL NET
                                  NET INVESTMENT                                            DISTRIBUTABLE
                                    INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                    SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                  CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                  -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.    $11,046          --            --           $1,109        $12,155

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolio did not have any capital loss carryforwards.

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            NET
                                                                         UNREALIZED
                                   FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                   TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                  ---------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $1,632,611     $606       $(3,648)      $(3,042)

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the

Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. FORWARD CURRENCY CONTRACTS: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. COMMODITY-LINKED DERIVATIVES: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. SWAP AGREEMENTS: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. FUTURES CONTRACTS: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. OPTIONS ON FUTURES CONTRACTS: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   At April 30, 2017, the Subsidiary had the following outstanding commodity-linked futures contracts (dollar amounts in thousands):

                                 EXPIRATION NUMBER OF CONTRACT  UNREALIZED
     DESCRIPTION                    DATE    CONTRACTS  AMOUNT   GAIN (LOSS)
     -----------                 ---------- --------- --------  -----------
     Brent Crude Oil Futures....  05/31/17     133    $  6,923    $  (374)
     CBT Wheat Futures..........  07/14/17     152       3,285        (20)
     Coffee 'C' Futures.........  06/30/17      52       3,309       (246)
     Coffee 'C' Futures.........  07/19/17      43       2,151       (105)
     Copper Futures.............  07/27/17     116       7,562       (159)
     Corn Futures...............  07/14/17     402       7,367        (43)
     Cotton No.2 Futures........  07/07/17      38       1,499         39
     Gasoline RBOB Futures......  06/30/17      52       3,391       (344)
     Gold 100 oz Futures........  06/28/17      92      11,668        161
     KCB Wheat Futures..........  07/14/17      53       1,159          8
     LME Nickel Futures.........  05/15/17     104       5,869       (331)
     LME Nickel Futures.........  07/17/17      40       2,267       (150)
     LME Nickel Futures.........  05/15/17    (104)     (5,869)       449
     LME Nickel Futures.........  05/15/17    (265)    (12,614)        82
     LME Prime Aluminum Futures.  05/15/17     265      12,614        174
     LME Prime Aluminum Futures.  07/17/17     104       4,969       (124)
     LME Zinc Futures...........  05/15/17     102       6,667       (534)
     LME Zinc Futures...........  07/17/17      40       2,624       (119)
     LME Zinc Futures...........  05/15/17    (102)     (6,667)       380
     Lean Hogs Futures..........  06/14/17      79       2,338        (61)
     Live Cattle Futures........  06/30/17      84       4,167        495
     Natural Gas Futures........  06/28/17     236       7,913       (138)
     Silver Futures.............  07/27/17      48       4,143       (250)
     Soybean Futures............  07/14/17     114       5,451         11
     Soybean Meal Futures.......  07/14/17      91       2,874         24
     Soybean Oil Futures........  07/14/17     130       2,473         (6)
     Sugar #11 Futures..........  06/30/17     142       2,565        (55)
     WTI Crude Futures..........  06/20/17     127       6,302       (358)
                                                      --------    -------
                                                      $ 96,400    $(1,594)
                                                      ========    =======

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   At April 30, 2017, the Subsidiary had the following outstanding commodity total return swaps, which are typically on custom commodity indices that include exposure to various precious metal, energy and agricultural commodities (dollar amounts in thousands):

                                                                    UNREALIZED
                         COMMODITY   EXPIRATION          NOTIONAL  APPRECIATION
COUNTERPARTY             EXPOSURE       DATE    CURRENCY  AMOUNT  (DEPRECIATION)
------------           ------------  ---------- -------- -------- --------------
Bank of America Corp.. Custom Index*  06/30/17    USD    $188,305      $142
Bank of America Corp.. Custom Index*  06/30/17    USD     149,690       121
Citibank, N.A......... Custom Index*  06/30/17    USD     203,997       165
Citibank, N.A......... Custom Index*  06/30/17    USD     212,050       160
Credit Suisse......... Custom Index*  05/31/17    USD     216,714       333

                                                                                UNREALIZED
                                   COMMODITY   EXPIRATION           NOTIONAL   APPRECIATION
COUNTERPARTY                       EXPOSURE       DATE    CURRENCY   AMOUNT   (DEPRECIATION)
------------                     ------------  ---------- -------- ---------- --------------
Credit Suisse................... Custom Index*  05/31/17    USD    $  180,409     $  260
Deutsche Bank AG, London Branch. Custom Index*  05/30/17    USD        73,490        105
UBS AG.......................... Custom Index*  07/31/17    USD       251,402        364
UBS AG.......................... Custom Index*  07/31/17    USD        98,630        151
                                                                   ----------     ------
                                                                   $1,574,687     $1,801
                                                                   ==========     ======

* Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total Return.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017 (amounts in thousands):

                                                          SWAP
                                               FUTURES  CONTRACTS
                                               -------- ----------
             DFA Commodity Strategy Portfolio. $160,315 $1,463,333

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of April 30, 2017:

                           LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Commodity Futures         Receivables: Futures       Payables: Futures Margin
   Contracts                 Margin Variation           Variation

 Commodity Swap Contracts  Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2017 (amounts in thousands):

                                             ASSET DERIVATIVES VALUE
                                       -----------------------------------
                                        TOTAL VALUE   COMMODITY
                                             AT        FUTURES     SWAP
                                       APRIL 30, 2017 CONTRACTS* CONTRACTS
     -                                 -------------- ---------- ---------
     DFA Commodity Strategy Portfolio.    $ 3,624      $ 1,823    $1,801

                                           LIABILITY DERIVATIVES VALUE
                                       -----------------------------------
                                        TOTAL VALUE   COMMODITY
                                             AT        FUTURES     SWAP
                                       APRIL 30, 2017 CONTRACTS* CONTRACTS
     -                                 -------------- ---------- ---------
     DFA Commodity Strategy Portfolio.    $(3,417)     $(3,417)   $   --

* Includes cumulative appreciation (depreciation) of futures contracts.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the six months ended April 30, 2017:

DERIVATIVE TYPE              LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------              --------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures Change in Unrealized
                               Appreciation (Depreciation) of: Futures

Swap Contracts               Net Realized Gain (Loss) on: Swap Contracts Change in
                               Unrealized Appreciation (Depreciation) of: Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2017 (amounts in thousands):

                                          REALIZED GAIN (LOSS) ON DERIVATIVES
                                          ----------------------------------
                                                      COMMODITY
                                                       FUTURES      SWAP
                                            TOTAL     CONTRACTS   CONTRACTS
                                           --------   ---------   ---------
        DFA Commodity Strategy Portfolio. $(31,162)    $(1,320)   $(29,842)

                                              CHANGE IN UNREALIZED
                                           APPRECIATION (DEPRECIATION)
                                                 ON DERIVATIVES
                                          ----------------------------------
                                                      COMMODITY
                                                       FUTURES      SWAP
                                            TOTAL     CONTRACTS   CONTRACTS
                                           --------   ---------   ---------
        DFA Commodity Strategy Portfolio. $ 22,877     $  (482)   $ 23,359

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of April 30, 2017 (Amounts in thousands):

                                                 GROSS AMOUNTS NOT                                        GROSS AMOUNTS NOT
                                                   OFFSET IN THE                          NET AMOUNTS       OFFSET IN THE
                                                STATEMENTS OF ASSETS                     OF LIABILITIES  STATEMENTS OF ASSETS
                                 NET AMOUNTS      AND LIABILITIES                         PRESENTED IN     AND LIABILITIES
-                      GROSS      OF ASSETS    ----------------------           GROSS         THE       ----------------------
                     AMOUNTS OF  PRESENTED IN   FINANCIAL     CASH           AMOUNTS OF    STATEMENTS    FINANCIAL     CASH
                     RECOGNIZED THE STATEMENTS INSTRUMENTS COLLATERAL  NET   RECOGNIZED    OF ASSETS    INSTRUMENTS COLLATERAL
DESCRIPTION            ASSETS   OF ASSETS AND      (B)      RECEIVED  AMOUNT LIABILITIES      AND           (D)      PLEDGED
-----------             (A)      LIABILITIES   ----------- ----------  (C)       (A)      LIABILITIES   ----------- ----------
                                             ASSETS                                                LIABILITIES
                     ------------------------------------------------------- -------------------------------------------------
DFA COMMODITY
 STRATEGY PORTFOLIO
Swap Contracts......   $1,801       $1,801         --          --     $1,801     --            --           --          --




-

                      NET
DESCRIPTION          AMOUNT
-----------           (E)

                     -------
DFA COMMODITY
 STRATEGY PORTFOLIO
Swap Contracts......   --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   There were no borrowings by the Portfolio under the lines of credit during the six months ended April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Portfolio did not utilize the interfund lending program during the six months ended April 30, 2017.

J. SECURITIES LENDING:

   As of April 30, 2017, the Portfolio had a security on loan to a broker/dealer, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                       REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                     AS OF APRIL 30, 2017
                                   --------------------------------------------------------
                                   OVERNIGHT AND            BETWEEN
                                    CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                   ------------- -------- ------------ -------- -----------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
 Bonds, U.S. Treasury Obligations.  $22,080,299     --         --         --    $22,080,299

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

   At April 30, 2017, 3 shareholders held 63% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED APRIL 30, 2017
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       11/01/16  04/30/17    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  DFA INTERNATIONAL VALUE PORTFOLIO**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,113.20    0.67%    $3.51
   Institutional Class Shares......... $1,000.00 $1,115.00    0.42%    $2.20
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.47    0.67%    $3.36
   Institutional Class Shares......... $1,000.00 $1,022.71    0.42%    $2.11

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    11/01/16  04/30/17    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     U.S. LARGE COMPANY PORTFOLIO
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,132.80    0.08%    $0.42
     Hypothetical 5% Annual Return. $1,000.00 $1,024.40    0.08%    $0.40

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                           AFFILIATED INVESTMENT COMPANY
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

                         U.S. LARGE COMPANY PORTFOLIO
              Consumer Discretionary.......................  12.5%
              Consumer Staples.............................   9.3%
              Energy.......................................   6.3%
              Financials...................................  14.1%
              Health Care..................................  14.0%
              Industrials..................................  10.1%
              Information Technology.......................  22.5%
              Materials....................................   2.8%
              Real Estate..................................   2.9%
              Telecommunication Services...................   2.3%
              Utilities....................................   3.2%
                                                            -----
                                                            100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of The DFA
  Investment Trust Company.................................. $8,617,732,695
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost
     $7,869,569,171)........................................ $8,617,732,695
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                        ------       ------     ---------------
COMMON STOCKS -- (96.2%)
Consumer Discretionary -- (12.0%)
*   Amazon.com, Inc...................   142,958 $  132,234,720            1.8%
    Comcast Corp. Class A............. 1,708,313     66,948,786            0.9%
    Home Depot, Inc. (The)............   439,705     68,637,951            0.9%
    McDonald's Corp...................   295,622     41,366,386            0.6%
*   Priceline Group, Inc. (The).......    17,748     32,777,361            0.4%
    Walt Disney Co. (The).............   525,103     60,701,907            0.8%
    Other Securities..................              520,955,734            7.0%
                                                 --------------           -----
Total Consumer Discretionary..........              923,622,845           12.4%
                                                 --------------           -----
Consumer Staples -- (8.9%)
    Altria Group, Inc.................   700,050     50,249,589            0.7%
    Coca-Cola Co. (The)............... 1,394,785     60,184,973            0.8%
    PepsiCo, Inc......................   515,165     58,357,891            0.8%
    Philip Morris International, Inc..   559,986     62,068,848            0.8%
    Procter & Gamble Co. (The)........   922,782     80,586,552            1.1%
    Wal-Mart Stores, Inc..............   543,554     40,864,390            0.5%
    Other Securities..................              334,056,724            4.5%
                                                 --------------           -----
Total Consumer Staples................              686,368,967            9.2%
                                                 --------------           -----
Energy -- (6.1%)
    Chevron Corp......................   683,331     72,911,418            1.0%
    Exxon Mobil Corp.................. 1,496,719    122,207,106            1.6%
    Schlumberger, Ltd.................   503,219     36,528,667            0.5%
    Other Securities..................              235,035,971            3.2%
                                                 --------------           -----
Total Energy..........................              466,683,162            6.3%
                                                 --------------           -----
Financials -- (13.6%)
    Bank of America Corp.............. 3,618,650     84,459,291            1.1%
*   Berkshire Hathaway, Inc. Class B..   685,565    113,262,194            1.5%
    Citigroup, Inc.................... 1,000,110     59,126,503            0.8%
    JPMorgan Chase & Co............... 1,289,330    112,171,710            1.5%
    Wells Fargo & Co.................. 1,625,406     87,511,859            1.2%
    Other Securities..................              584,259,159            7.9%
                                                 --------------           -----
Total Financials......................            1,040,790,716           14.0%
                                                 --------------           -----
Health Care -- (13.4%)
    AbbVie, Inc.......................   575,339     37,937,854            0.5%
    Amgen, Inc........................   265,829     43,415,192            0.6%
    Bristol-Myers Squibb Co...........   603,780     33,841,869            0.5%
*   Celgene Corp......................   280,813     34,834,853            0.5%
    Gilead Sciences, Inc..............   471,797     32,341,684            0.4%
    Johnson & Johnson.................   979,405    120,927,135            1.6%
    Medtronic P.L.C...................   494,110     41,055,600            0.6%
    Merck & Co., Inc..................   991,037     61,771,336            0.8%
    Pfizer, Inc....................... 2,148,377     72,872,948            1.0%
    UnitedHealth Group, Inc...........   347,274     60,731,277            0.8%
    Other Securities..................              491,510,019            6.6%
                                                 --------------           -----
Total Health Care.....................            1,031,239,767           13.9%
                                                 --------------           -----
Industrials -- (9.8%)
    3M Co.............................   215,203     42,143,204            0.6%
    Boeing Co. (The)..................   205,604     38,001,787            0.5%
    General Electric Co............... 3,149,283     91,297,714            1.2%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Honeywell International, Inc..................................    274,759 $   36,031,895            0.5%
      Union Pacific Corp............................................    293,746     32,887,802            0.4%
      United Technologies Corp......................................    270,521     32,189,294            0.4%
      Other Securities..............................................               477,822,336            6.5%
                                                                                --------------          ------
Total Industrials...................................................               750,374,032           10.1%
                                                                                --------------          ------
Information Technology -- (21.6%)
*     Alphabet, Inc. Class A........................................    107,247     99,151,996            1.3%
*     Alphabet, Inc. Class C........................................    106,663     96,632,411            1.3%
      Apple, Inc....................................................  1,893,782    272,041,784            3.7%
      Broadcom, Ltd.................................................    144,758     31,964,014            0.4%
      Cisco Systems, Inc............................................  1,807,627     61,585,852            0.8%
*     Facebook, Inc. Class A........................................    850,117    127,730,079            1.7%
      Intel Corp....................................................  1,706,611     61,693,988            0.8%
#     International Business Machines Corp..........................    309,819     49,660,888            0.7%
      Mastercard, Inc. Class A......................................    340,078     39,557,873            0.5%
      Microsoft Corp................................................  2,789,316    190,956,573            2.6%
      Oracle Corp...................................................  1,081,815     48,638,402            0.7%
#     Visa, Inc. Class A............................................    670,668     61,178,335            0.8%
      Other Securities..............................................               522,256,433            7.1%
                                                                                --------------          ------
Total Information Technology........................................             1,663,048,628           22.4%
                                                                                --------------          ------
Materials -- (2.7%)
      Other Securities..............................................               210,421,139            2.8%
                                                                                --------------          ------
Real Estate -- (2.8%)
      Other Securities..............................................               215,134,372            2.9%
                                                                                --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc.....................................................  2,216,850     87,853,765            1.2%
      Verizon Communications, Inc...................................  1,471,370     67,550,597            0.9%
      Other Securities..............................................                11,471,335            0.2%
                                                                                --------------          ------
Total Telecommunication Services....................................               166,875,697            2.3%
                                                                                --------------          ------
Utilities -- (3.1%)
      Other Securities..............................................               235,272,540            3.2%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             7,389,831,865           99.5%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             7,389,831,865
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 30,114,086     30,114,086            0.4%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (3.4%)
(S)@  DFA Short Term Investment Fund................................ 22,788,791    263,734,682            3.6%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,863,196,580)...........................................              $7,683,680,633          103.5%
                                                                                ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


Summary of the Fund's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  923,622,845           --   --    $  923,622,845
  Consumer Staples............    686,368,967           --   --       686,368,967
  Energy......................    466,683,162           --   --       466,683,162
  Financials..................  1,040,790,716           --   --     1,040,790,716
  Health Care.................  1,031,239,767           --   --     1,031,239,767
  Industrials.................    750,374,032           --   --       750,374,032
  Information Technology......  1,663,048,628           --   --     1,663,048,628
  Materials...................    210,421,139           --   --       210,421,139
  Real Estate.................    215,134,372           --   --       215,134,372
  Telecommunication Services..    166,875,697           --   --       166,875,697
  Utilities...................    235,272,540           --   --       235,272,540
Temporary Cash Investments....     30,114,086           --   --        30,114,086
Securities Lending Collateral.             -- $263,734,682   --       263,734,682
Futures Contracts**...........        418,101           --   --           418,101
                               -------------- ------------   --    --------------
TOTAL......................... $7,420,364,052 $263,734,682   --    $7,684,098,734
                               ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                 DFA        U.S. LARGE
                                                                                            INTERNATIONAL     COMPANY
                                                                                           VALUE PORTFOLIO  PORTFOLIO *
                                                                                           --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value..................................... $    8,617,733            --
Investments at Value (including $0 and $493,855 of securities on loan, respectively)......             --  $  7,389,832
Temporary Cash Investments at Value & Cost................................................             --        30,114
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0
 and $263,686)............................................................................             --       263,735
Segregated Cash for Futures Contracts.....................................................             --         1,460
Receivables:
  Investment Securities Sold..............................................................             --           971
  Dividends, Interest and Tax Reclaims....................................................             --         7,264
  Securities Lending Income...............................................................             --            57
  Fund Shares Sold........................................................................          5,760         6,019
Prepaid Expenses and Other Assets.........................................................            176           121
                                                                                           --------------  ------------
     Total Assets.........................................................................      8,623,669     7,699,573
                                                                                           --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned........................................................             --       263,651
  Investment Securities Purchased.........................................................             --           276
  Fund Shares Redeemed....................................................................          7,322         8,112
  Due to Advisor..........................................................................          1,381           333
  Futures Margin Variation................................................................             --            89
Accrued Expenses and Other Liabilities....................................................            396           668
                                                                                           --------------  ------------
     Total Liabilities....................................................................          9,099       273,129
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    8,614,570  $  7,426,444
                                                                                           ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $4,760 and $0 and shares outstanding of
 265,966 and 0, respectively.............................................................. $        17.90           N/A
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................    100,000,000           N/A
                                                                                           ==============  ============
Institutional Class Shares -- based on net assets of $8,609,810 and $7,426,444 and shares
 outstanding of 479,718,879 and 400,229,592, respectively................................. $        17.95  $      18.56
                                                                                           ==============  ============
NUMBER OF SHARES AUTHORIZED...............................................................  1,500,000,000   900,000,000
                                                                                           ==============  ============
Investments in Affiliated Investment Companies at Cost.................................... $    7,869,569  $         --
                                                                                           --------------  ------------
Investments at Cost....................................................................... $           --  $  3,569,397
                                                                                           ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital........................................................................... $    8,007,910  $  3,773,795
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)....         54,575         9,903
Accumulated Net Realized Gain (Loss)......................................................       (196,035)     (178,156)
Net Unrealized Foreign Exchange Gain (Loss)...............................................            (44)           --
Net Unrealized Appreciation (Depreciation)................................................        748,164     3,820,902
                                                                                           --------------  ------------
NET ASSETS................................................................................ $    8,614,570  $  7,426,444
                                                                                           ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                  DFA
                                                                                             INTERNATIONAL U.S. LARGE
                                                                                                 VALUE      COMPANY
                                                                                              PORTFOLIO*   PORTFOLIO#
                                                                                             ------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $10,969 and $0, respectively)...............   $123,840     $     --
    Income from Securities Lending..........................................................      3,858           --
    Expenses Allocated from Affiliated Investment Company...................................     (8,359)          --
                                                                                               --------     --------
     Total Net Investment Income Received from Affiliated Investment Companies..............    119,339           --
                                                                                               --------     --------
FUND INVESTMENT INCOME
  Dividends.................................................................................   $     --     $ 74,163
  Income from Securities Lending............................................................         --          464
                                                                                               --------     --------
     Total Investment Income................................................................         --       74,627
                                                                                               --------     --------
FUND EXPENSES
    Investment Management Fees..............................................................     15,692        2,105
    Accounting & Transfer Agent Fees........................................................         61          194
    S&P 500(R) Fees.........................................................................         --           51
    Custodian Fees..........................................................................         --           45
  Shareholder Servicing Fees................................................................
    Class R2 Shares.........................................................................          5           --
    Filing Fees.............................................................................        113           56
    Shareholders' Reports...................................................................        112           56
    Directors'/Trustees' Fees & Expenses....................................................         38           34
    Professional Fees.......................................................................         75           92
    Other...................................................................................         19           96
                                                                                               --------     --------
     Total Expenses.........................................................................     16,115        2,729
                                                                                               --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................         --           78
  Fees Waived, (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................
    Institutional Class Shares..............................................................     (7,842)          --
    Class R2 Shares.........................................................................         (4)          --
                                                                                               --------     --------
  Net Expenses..............................................................................      8,269        2,807
                                                                                               --------     --------
  NET INVESTMENT INCOME (LOSS)..............................................................    111,070       71,820
                                                                                               --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................................................     (8,449)      (1,478)
    Futures.................................................................................      6,084        2,617
    Foreign Currency Transactions...........................................................     (2,636)          --
  Change in Unrealized Appreciation (Depreciation) of:......................................
    Investment Securities and Foreign Currency..............................................    760,265      788,540
    Futures.................................................................................      2,541          516
    Translation of Foreign Currency Denominated Amounts.....................................        799           --
                                                                                               --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................    758,604      790,195
                                                                                               --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................   $869,674     $862,015
                                                                                               ========     ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                 DFA INTERNATIONAL VALUE     U.S. LARGE COMPANY
                                                                        PORTFOLIO                PORTFOLIO
                                                                 -----------------------  -----------------------
                                                                 SIX MONTHS      YEAR     SIX MONTHS      YEAR
                                                                    ENDED       ENDED        ENDED       ENDED
                                                                  APRIL 30,    OCT. 31,    APRIL 30,    OCT. 31,
                                                                    2017         2016        2017         2016
                                                                 ----------- -----------  ----------- -----------
                                                                 (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................. $  111,070  $   229,798  $   71,820  $   131,507
  Net Realized Gain (Loss) on:..................................
    Investment Securities Sold*.................................     (8,449)    (189,967)     (1,478)      44,973
    Futures.....................................................      6,084        4,316       2,617       (5,349)
    Foreign Currency Transactions...............................     (2,636)       4,081          --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................    760,265        3,950     788,540      140,290
    Futures.....................................................      2,541         (482)        516         (356)
    Translation of Foreign Currency Denominated Amounts.........        799         (650)         --           --
                                                                 ----------  -----------  ----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................    869,674       51,046     862,015      311,065
                                                                 ----------  -----------  ----------  -----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................        (44)        (336)         --           --
    Institutional Class Shares..................................    (96,958)    (224,465)    (81,547)    (125,202)
  Net Short-Term Gains:
    Institutional Class Shares..................................         --           --        (124)          --
  Net Long-Term Gains:
    Institutional Class Shares..................................         --           --     (38,779)     (47,852)
                                                                 ----------  -----------  ----------  -----------
     Total Distributions........................................    (97,002)    (224,801)   (120,450)    (173,054)
                                                                 ----------  -----------  ----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................................  1,131,966    2,442,715     906,063    1,529,402
  Shares Issued in Lieu of Cash Distributions...................     94,144      218,177     105,596      150,286
  Shares Redeemed...............................................   (658,185)  (2,019,049)   (692,716)  (1,262,506)
                                                                 ----------  -----------  ----------  -----------
     Net Increase (Decrease) from Capital Share Transactions....    567,925      641,843     318,943      417,182
                                                                 ----------  -----------  ----------  -----------
     Total Increase (Decrease) in Net Assets....................  1,340,597      468,088   1,060,508      555,193
NET ASSETS
  Beginning of Period...........................................  7,273,973    6,805,885   6,365,936    5,810,743
                                                                 ----------  -----------  ----------  -----------
  End of Period................................................. $8,614,570  $ 7,273,973  $7,426,444  $ 6,365,936
                                                                 ==========  ===========  ==========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................     66,606      158,003      50,981       96,985
  Shares Issued in Lieu of Cash Distributions...................      5,519       14,327       5,951        9,320
  Shares Redeemed...............................................    (38,305)    (128,304)    (38,636)     (78,179)
                                                                 ----------  -----------  ----------  -----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................     33,820       44,026      18,296       28,126
                                                                 ==========  ===========  ==========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF
 NET INVESTMENT INCOME)......................................... $   54,575  $    40,507  $    9,903  $    19,630

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES
                                                   -----------------------------------------------------------
                                                   SIX MONTHS     YEAR      YEAR      YEAR      YEAR     YEAR
                                                      ENDED      ENDED     ENDED     ENDED     ENDED    ENDED
                                                    APRIL 30,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31, OCT. 31,
                                                      2017        2016      2015      2014      2013     2012
---------------------------------------------------------------------------------------------------------------
                                                   (UNAUDITED)
Net Asset Value, Beginning of Period..............   $16.27      $16.93   $ 18.48   $ 19.46    $15.72   $15.83
                                                     ------      ------   -------   -------    ------   ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................     0.22        0.53      0.51      0.74      0.49     0.51
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................     1.61       (0.65)    (1.55)    (0.93)     3.77    (0.13)
                                                     ------      ------   -------   -------    ------   ------
   Total from Investment Operations...............     1.83       (0.12)    (1.04)    (0.19)     4.26     0.38
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................    (0.20)      (0.54)    (0.51)    (0.79)    (0.52)   (0.49)
                                                     ------      ------   -------   -------    ------   ------
   Total Distributions............................    (0.20)      (0.54)    (0.51)    (0.79)    (0.52)   (0.49)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period....................   $17.90      $16.27   $ 16.93   $ 18.48    $19.46   $15.72
=================================================  ===========  ========  ========  ========  ======== ========
Total Return......................................    11.32%(D)   (0.43)%   (5.78)%   (1.21)%   27.61%    2.70%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............   $4,760      $3,308   $10,404   $11,200    $5,517   $6,407
Ratio of Expenses to Average Net Assets (B).......     0.67%(E)    0.68%     0.68%     0.68%     0.69%    0.71%
Ratio of Expenses to Average Net Assets (Fees
 (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor) (B).     0.87%(E)    0.88%     0.73%     0.68%     0.69%    0.71%
Ratio of Net Investment Income to Average Net
 Assets...........................................     2.60%(E)    3.42%     2.81%     3.79%     2.84%    3.33%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                   ----------------------------------------------------------------------------
                                                    SIX MONTHS        YEAR         YEAR         YEAR        YEAR        YEAR
                                                       ENDED         ENDED        ENDED        ENDED       ENDED       ENDED
                                                     APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                       2017           2016         2015         2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period.............. $    16.30     $    16.92   $    18.47   $    19.45   $    15.72  $    15.83
                                                   ----------     ----------   ----------   ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.24           0.55         0.56         0.84         0.52        0.54
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       1.62          (0.63)       (1.56)       (0.98)        3.78       (0.12)
                                                   ----------     ----------   ----------   ----------   ----------  ----------
   Total from Investment Operations...............       1.86          (0.08)       (1.00)       (0.14)        4.30        0.42
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.21)         (0.54)       (0.55)       (0.84)       (0.57)      (0.53)
                                                   ----------     ----------   ----------   ----------   ----------  ----------
   Total Distributions............................      (0.21)         (0.54)       (0.55)       (0.84)       (0.57)      (0.53)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    17.95     $    16.30   $    16.92   $    18.47   $    19.45  $    15.72
=================================================  ===========    ==========   ==========   ==========   ==========  ==========
Total Return......................................      11.50%(D)      (0.20)%      (5.58)%      (0.97)%      27.90%       2.98%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $8,609,810     $7,270,665   $6,795,481   $6,991,214   $6,522,355  $5,480,888
Ratio of Expenses to Average Net Assets (B).......       0.42%(E)       0.43%        0.43%        0.43%        0.43%       0.45%
Ratio of Expenses to Average Net Assets (Fees
 (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly) (B)........................       0.62%(E)       0.63%        0.49%        0.43%        0.43%       0.45%
Ratio of Net Investment Income to Average Net
 Assets...........................................       2.83%(E)       3.51%        3.10%        4.29%        3.00%       3.54%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          U.S. LARGE COMPANY PORTFOLIO
                                                   -------------------------------------------------------------------------
                                                    SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                       ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                                     APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                       2017          2016        2015        2014        2013        2012
-----------------------------------------------------------------------------------------------------------------------------
                                                    (UNAUDITED)
Net Asset Value, Beginning of Period.............. $    16.67     $    16.42  $    15.94  $    13.87  $    11.15  $     9.90
                                                   ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).................       0.18           0.35        0.33        0.29        0.27        0.22
 Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................       2.02           0.38        0.47        2.07        2.71        1.25
                                                   ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...............       2.20           0.73        0.80        2.36        2.98        1.47
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income............................      (0.21)         (0.34)      (0.32)      (0.29)      (0.26)      (0.22)
 Net Realized Gains...............................      (0.10)         (0.14)         --          --          --          --
                                                   ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions............................      (0.31)         (0.48)      (0.32)      (0.29)      (0.26)      (0.22)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.................... $    18.56     $    16.67  $    16.42  $    15.94  $    13.87  $    11.15
=================================================  ===========    ==========  ==========  ==========  ==========  ==========
Total Return......................................      13.28%(D)       4.54%       5.09%      17.17%      27.10%      15.02%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)............. $7,426,444     $6,365,936  $5,810,743  $5,668,374  $4,917,336  $4,037,336
Ratio of Expenses to Average Net Assets...........       0.08%(E)       0.08%       0.08%       0.08%       0.09%       0.10%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses Reimbursed),
 and/or Previously Waived Fees Recovered by
 Advisor).........................................       0.08%(E)       0.08%       0.09%       0.08%       0.10%       0.10%
Ratio of Net Investment Income to Average Net
 Assets...........................................       2.05%(E)       2.17%       2.05%       1.95%       2.13%       2.10%
Portfolio Turnover Rate...........................          3%(D)          9%          2%          3%          3%          4%
-----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fourteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2017, the Feeder Fund owned 77% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the six months ended April 30, 2017, the U.S. Large Company Portfolio's and the Feeder Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% and 0.40%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the six months ended April 30, 2017, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2017, are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                                         NET WAIVED
                                                                      PREVIOUSLY       FEES/EXPENSES
                                                      RECOVERY       WAIVED FEES/    ASSUMED (RECOVERED
                                        EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  PREVIOUSLY WAIVED
                                       LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE   FEES/EXPENSES
INSTITUTIONAL CLASS SHARES               AMOUNT   EXPENSES ASSUMED     RECOVERY           ASSUMED)
--------------------------             ---------- ---------------- ----------------- ------------------
DFA International Value Portfolio (1).    0.40%           --               --              $7,842
U.S. Large Company Portfolio (2)......    0.08%         $117             $744                 (78)
CLASS R2 SHARES
---------------
DFA International Value Portfolio (1).    0.79%           --               --                   4

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the

Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $15 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $259
                    U.S. Large Company Portfolio......  307

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, U.S. Large Company Portfolio's transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands), were as follows:

                                              PURCHASES  SALES
                -                             --------- --------
                U.S. Large Company Portfolio. $446,655  $185,057

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                      INCREASE       INCREASE
                                                     (DECREASE)     (DECREASE)
                                      INCREASE     UNDISTRIBUTED   ACCUMULATED
                                     (DECREASE)    NET INVESTMENT  NET REALIZED
                                   PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                   --------------- -------------- --------------
DFA International Value Portfolio.    $(303,109)       $7,584        $295,525
U.S. Large Company Portfolio......        5,155         2,682          (7,837)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                        NET INVESTMENT
                          INCOME AND
                          SHORT-TERM     LONG-TERM
                        CAPITAL GAINS  CAPITAL GAINS  TOTAL
                        -------------- ------------- --------
                  DFA International Value Portfolio
                  2015.    $211,038            --    $211,038
                  2016.     224,802            --     224,802
                  U.S. Large Company Portfolio
                  2015.     110,940            --     110,940
                  2016.     125,202       $47,852     173,054

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                    NET INVESTMENT
                                      INCOME AND
                                      SHORT-TERM     LONG-TERM
                                    CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                    -------------- ------------- -------
      U.S. Large Company Portfolio.    $(3,737)       $(1,254)   $(4,991)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                               TOTAL NET
                                   NET INVESTMENT                                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $48,835             --      $(176,437)    $  (68,856)   $ (196,458)
U.S. Large Company Portfolio......     20,036        $38,777             --      2,855,003     2,913,816

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                UNLIMITED  TOTAL
                                                --------- --------
             DFA International Value Portfolio. $176,437  $176,437
             U.S. Large Company Portfolio......       --        --

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                             NET
                                                                          UNREALIZED
                                    FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                    TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                   ---------- ------------ ------------ --------------
DFA International Value Portfolio. $7,894,749  $  722,984    $     --     $  722,984
U.S. Large Company Portfolio......  4,042,583   3,699,971     (58,873)     3,641,098

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                         SIX MONTHS ENDED         YEAR ENDED
                                                          APRIL 30, 2017        OCT. 31, 2016
                                                       -------------------  ---------------------
                                                           (UNAUDITED)
                                                         AMOUNT     SHARES     AMOUNT     SHARES
                                                       ----------  -------  -----------  --------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $    2,023      118  $     2,205       144
 Shares Issued in Lieu of Cash Distributions..........         44        3          336        22
 Shares Redeemed......................................     (1,001)     (58)      (8,814)     (578)
                                                       ----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $    1,066       63  $    (6,273)     (412)
                                                       ==========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $1,129,943   66,488  $ 2,440,510   157,859
 Shares Issued in Lieu of Cash Distributions..........     94,100    5,516      217,841    14,305
 Shares Redeemed......................................   (657,184) (38,247)  (2,010,235) (127,726)
                                                       ----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $  566,859   33,757  $   648,116    44,438
                                                       ==========  =======  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2017, the U.S. Large Company Portfolio had the following outstanding futures contracts (dollar amounts in thousands):

                                           EXPIRATION NUMBER OF  CONTRACT UNREALIZED     CASH
                         DESCRIPTION          DATE    CONTRACTS*  VALUE   GAIN (LOSS) COLLATERAL
                    -------------------    ---------- ---------- -------- ----------- ----------
U.S. Large Company
  Portfolio........ S&P 500 Emini Index(R)  06/16/17     333     $39,635     $418       $1,460
                                                                 -------     ----       ------
                                                                 $39,635     $418       $1,460
                                                                 =======     ====       ======

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017 (amounts in thousands):

                                                   FUTURES
                                                   -------
                     U.S. Large Company Portfolio. $27,049

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statements of Assets and Liabilities as of April 30, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE            LIABILITY DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Payables: Futures Margin
                                          Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of April 30, 2017 (amounts in thousands):

                                           ASSET DERIVATIVES VALUE
                                          -------------------------
                                           TOTAL VALUE
                                                AT         EQUITY
                                          APRIL 30, 2017 CONTRACTS*
                                          -------------- ----------
            U.S. Large Company Portfolio.      $418         $418

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the Portfolios' Statements of Operations for the Portfolios' derivative instrument holdings for the six months ended April 30, 2017:

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts     Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' direct investment in derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2017 (amounts in thousands):

                                                  REALIZED GAIN (LOSS) ON
                                                    DERIVATIVES
                                                  -----------------------
                                                                     EQUITY
                                                  TOTAL             CONTRACTS
                                                    ------          ---------
              DFA International Value Portfolio*. $6,084             $6,084
              U.S. Large Company Portfolio.......  2,617              2,617

                                                  CHANGE IN UNREALIZED
                                                  APPRECIATION (DEPRECIATION) ON
                                                    DERIVATIVES
                                                  -----------------------
                                                                     EQUITY
                                                  TOTAL             CONTRACTS
                                                    ------          ---------
              DFA International Value Portfolio*. $2,541             $2,541
              U.S. Large Company Portfolio.......    516                516

* As of April 30, 2017, there were no futures contracts outstanding. During the six months ended April 30, 2017, the Portfolios had limited activity in futures contracts.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the six months ended April 30, 2017, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     1.59%       $12,591         19        $10        $46,041

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2017, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The U.S. Large Company Portfolio did not utilize the interfund lending program during the six months ended April 30, 2017.

J. SECURITIES LENDING:

   As of April 30, 2017, U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. Government Agency Securities with a market value of $244,981 (amount in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                       REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                     AS OF APRIL 30, 2017
                   ---------------------------------------------------------
                   OVERNIGHT AND            BETWEEN
                    CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                   ------------- -------- ------------ -------- ------------
   SECURITIES LENDING TRANSACTIONS
   U.S. LARGE COMPANY PORTFOLIO
    Common Stocks. $263,734,682     --         --         --    $263,734,682

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. OTHER:

   At April 30, 2017, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                            APPROXIMATE
                                                                             PERCENTAGE
                                                               NUMBER OF   OF OUTSTANDING
                                                              SHAREHOLDERS     SHARES
                                                              ------------ --------------
DFA International Value Portfolio-Class R2 Shares............      5             99%
DFA International Value Portfolio-Institutional Class Shares.      4             74%
U.S. Large Company Portfolio.................................      4             74%

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following funds paid distributions to shareholders of record a portion of which is estimated to be in excess of a fund's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a fund will not be available until the end of a fund's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                      ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                   --------------------------------------------------
                                   NET INCOME FOR THE
                                       CURRENT OR        ACCUMULATED
                                    PRECEDING FISCAL  UNDISTRIBUTED NET
                                       YEAR, AND       PROFITS FROM THE     PAID-IN
                                      ACCUMULATED     SALE OF SECURITIES  SURPLUS OR
                                   UNDISTRIBUTED NET       OR OTHER      OTHER CAPITAL
PORTFOLIO NAME                           INCOME           PROPERTIES        SOURCE
--------------                     ------------------ ------------------ -------------
DFA International Value Portfolio
   December 15, 2016..............         85%                0%              15%
U.S. Large Company Portfolio
   December 14, 2016..............         90%                0%              10%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                 SIX MONTHS ENDED APRIL 30, 2017
  EXPENSE TABLES
                                      BEGINNING  ENDING                EXPENSES
                                       ACCOUNT  ACCOUNT    ANNUALIZED    PAID
                                        VALUE    VALUE      EXPENSE     DURING
                                      11/01/16  04/30/17     RATIO*    PERIOD*
                                      --------- ---------  ----------  --------
  THE U.S. LARGE CAP VALUE SERIES
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,152.90     0.11%     $0.59
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.25     0.11%     $0.55

  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,115.30     0.22%     $1.15
  Hypothetical 5% Annual Return...... $1,000.00 $1,023.70     0.22%     $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         11/01/16  04/30/17    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,071.10    0.13%    $0.67
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,050.60    0.13%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.15    0.13%    $0.65

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,207.20    0.12%    $0.66
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return...................... $1,000.00 $1,183.80    0.12%    $0.65
Hypothetical 5% Annual Return........... $1,000.00 $1,024.20    0.12%    $0.60

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,050.00    0.11%    $0.56
Hypothetical 5% Annual Return........... $1,000.00 $1,024.25    0.11%    $0.55

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $1,093.90    0.15%    $0.78
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,100.60    0.26%    $1.35
Hypothetical 5% Annual Return........... $1,000.00 $1,023.51    0.26%    $1.30

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          THE U.S. LARGE CAP VALUE SERIES
Consumer Discretionary.......................  13.5%
Consumer Staples.............................   7.0%
Energy.......................................  11.6%
Financials...................................  23.0%
Health Care..................................  12.3%
Industrials..................................   9.4%
Information Technology.......................  14.6%
Materials....................................   3.7%
Telecommunication Services...................   4.7%
Utilities....................................   0.2%
                                              -----
                                              100.0%

        THE DFA INTERNATIONAL VALUE SERIES
Consumer Discretionary.......................  13.2%
Consumer Staples.............................   2.4%
Energy.......................................  14.6%
Financials...................................  32.7%
Health Care..................................   1.9%
Industrials..................................   9.7%
Information Technology.......................   3.2%
Materials....................................  14.7%
Real Estate..................................   2.3%
Telecommunication Services...................   3.8%
Utilities....................................   1.5%
                                              -----
                                              100.0%

         THE JAPANESE SMALL COMPANY SERIES
Consumer Discretionary.......................  19.1%
Consumer Staples.............................   8.2%
Energy.......................................   1.0%
Financials...................................   8.8%
Health Care..................................   5.1%
Industrials..................................  28.6%
Information Technology.......................  14.0%
Materials....................................  12.0%
Real Estate..................................   2.1%
Telecommunication Services...................   0.1%
Utilities....................................   1.0%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


       THE ASIA PACIFIC SMALL COMPANY SERIES
Consumer Discretionary.......................  24.9%
Consumer Staples.............................   6.0%
Energy.......................................   2.9%
Financials...................................  10.9%
Health Care..................................   5.6%
Industrials..................................  16.6%
Information Technology.......................   6.7%
Materials....................................  13.5%
Real Estate..................................   7.0%
Telecommunication Services...................   2.7%
Utilities....................................   3.2%
                                              -----
                                              100.0%

      THE UNITED KINGDOM SMALL COMPANY SERIES
Consumer Discretionary.......................  20.4%
Consumer Staples.............................   5.4%
Energy.......................................   4.8%
Financials...................................  14.3%
Health Care..................................   3.6%
Industrials..................................  29.1%
Information Technology.......................   9.3%
Materials....................................   7.6%
Real Estate..................................   2.6%
Telecommunication Services...................   1.1%
Utilities....................................   1.8%
                                              -----
                                              100.0%

       THE CONTINENTAL SMALL COMPANY SERIES
Consumer Discretionary.......................  13.3%
Consumer Staples.............................   5.7%
Energy.......................................   2.8%
Financials...................................  11.6%
Health Care..................................   8.8%
Industrials..................................  26.4%
Information Technology.......................  10.6%
Materials....................................  10.2%
Real Estate..................................   5.3%
Telecommunication Services...................   2.7%
Utilities....................................   2.6%
                                              -----
                                              100.0%

         THE CANADIAN SMALL COMPANY SERIES
Consumer Discretionary.......................   9.9%
Consumer Staples.............................   5.0%
Energy.......................................  21.2%
Financials...................................   6.0%
Health Care..................................   2.0%
Industrials..................................  12.3%
Information Technology.......................   5.3%
Materials....................................  29.3%
Real Estate..................................   2.6%
Utilities....................................   6.4%
                                              -----
                                              100.0%

            THE EMERGING MARKETS SERIES
Consumer Discretionary.......................  10.1%
Consumer Staples.............................   8.2%
Energy.......................................   6.8%
Financials...................................  23.5%
Health Care..................................   2.5%
Industrials..................................   7.2%
Information Technology.......................  22.7%
Materials....................................   9.1%
Real Estate..................................   1.8%
Telecommunication Services...................   5.2%
Utilities....................................   2.9%
                                              -----
                                              100.0%

       THE EMERGING MARKETS SMALL CAP SERIES
Consumer Discretionary.......................  17.1%
Consumer Staples.............................   7.5%
Energy.......................................   1.6%
Financials...................................   8.8%
Health Care..................................   6.5%
Industrials..................................  14.6%
Information Technology.......................  16.9%
Materials....................................  12.8%
Real Estate..................................   7.8%
Telecommunication Services...................   1.1%
Utilities....................................   5.3%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                     ------       ------     ---------------
COMMON STOCKS -- (95.3%)
Consumer Discretionary -- (12.9%)
*   Charter Communications, Inc. Class A..........    956,927 $  330,292,923            1.3%
    Comcast Corp. Class A......................... 21,211,780    831,289,658            3.4%
    Ford Motor Co................................. 15,336,087    175,904,918            0.7%
    General Motors Co.............................  5,741,467    198,884,417            0.8%
    Royal Caribbean Cruises, Ltd..................  1,461,968    155,845,789            0.6%
    Time Warner, Inc..............................  3,804,556    377,678,274            1.5%
    Other Securities..............................             1,237,062,804            5.1%
                                                              --------------           -----
Total Consumer Discretionary......................             3,306,958,783           13.4%
                                                              --------------           -----
Consumer Staples -- (6.7%)
    CVS Health Corp...............................  3,989,908    328,928,016            1.3%
    Mondelez International, Inc. Class A..........  3,943,573    177,579,092            0.7%
    Wal-Mart Stores, Inc..........................  5,609,449    421,718,376            1.7%
    Other Securities..............................               796,139,783            3.3%
                                                              --------------           -----
Total Consumer Staples............................             1,724,365,267            7.0%
                                                              --------------           -----
Energy -- (11.0%)
    Chevron Corp..................................  3,705,888    395,418,250            1.6%
    ConocoPhillips................................  3,218,408    154,193,927            0.6%
    Exxon Mobil Corp.............................. 11,307,726    923,275,828            3.7%
    Valero Energy Corp............................  2,810,052    181,557,460            0.7%
    Other Securities..............................             1,183,622,848            4.9%
                                                              --------------           -----
Total Energy......................................             2,838,068,313           11.5%
                                                              --------------           -----
Financials -- (21.9%)
    American International Group, Inc.............  2,742,987    167,075,338            0.7%
    Bank of America Corp.......................... 21,700,899    506,498,983            2.1%
    Bank of New York Mellon Corp. (The)...........  4,371,565    205,725,849            0.8%
    Capital One Financial Corp....................  2,042,506    164,176,632            0.7%
    Citigroup, Inc................................  8,942,092    528,656,479            2.1%
    Fifth Third Bancorp...........................  5,417,348    132,345,812            0.5%
    Goldman Sachs Group, Inc. (The)...............  1,040,153    232,786,241            0.9%
    Hartford Financial Services Group, Inc. (The).  2,880,302    139,291,405            0.6%
    JPMorgan Chase & Co........................... 11,460,834    997,092,558            4.0%
    Morgan Stanley................................  3,862,094    167,499,017            0.7%
    PNC Financial Services Group, Inc. (The)......  1,341,871    160,689,052            0.7%
    Travelers Cos., Inc. (The)....................  1,129,653    137,433,584            0.6%
    Wells Fargo & Co..............................  4,436,796    238,877,097            1.0%
    Other Securities..............................             1,852,943,282            7.4%
                                                              --------------           -----
Total Financials..................................             5,631,091,329           22.8%
                                                              --------------           -----
Health Care -- (11.7%)
    Abbott Laboratories...........................  4,117,151    179,672,470            0.7%
    Aetna, Inc....................................  1,805,018    243,803,781            1.0%
    Anthem, Inc...................................  1,447,321    257,463,933            1.0%
    Danaher Corp..................................  2,154,324    179,519,819            0.7%
*   Express Scripts Holding Co....................  2,740,464    168,100,062            0.7%
    Humana, Inc...................................    708,361    157,241,975            0.6%
    Medtronic P.L.C...............................  4,179,517    347,276,068            1.4%
    Pfizer, Inc................................... 16,341,666    554,309,311            2.3%
    Thermo Fisher Scientific, Inc.................  1,050,474    173,674,866            0.7%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Health Care -- (Continued)
      Other Securities..............................................             $   742,504,228            3.0%
                                                                                 ---------------          ------
Total Health Care...................................................               3,003,566,513           12.1%
                                                                                 ---------------          ------
Industrials -- (9.0%)
      CSX Corp......................................................   5,240,612     266,432,714            1.1%
      Delta Air Lines, Inc..........................................   2,872,498     130,526,309            0.5%
      Norfolk Southern Corp.........................................   1,571,094     184,587,834            0.7%
      Republic Services, Inc........................................   2,082,943     131,204,580            0.5%
      Stanley Black & Decker, Inc...................................   1,101,159     149,922,798            0.6%
      Other Securities..............................................               1,446,022,833            5.9%
                                                                                 ---------------          ------
Total Industrials...................................................               2,308,697,068            9.3%
                                                                                 ---------------          ------
Information Technology -- (13.9%)
      Cisco Systems, Inc............................................  19,508,609     664,658,309            2.7%
      Hewlett Packard Enterprise Co.................................   9,176,127     170,951,246            0.7%
      HP, Inc.......................................................   9,619,949     181,047,440            0.7%
      Intel Corp....................................................  22,961,820     830,069,793            3.4%
#     Lam Research Corp.............................................   1,022,498     148,108,835            0.6%
*     Micron Technology, Inc........................................   5,266,057     145,711,797            0.6%
      NVIDIA Corp...................................................   1,824,559     190,301,504            0.8%
      QUALCOMM, Inc.................................................   2,686,624     144,379,174            0.6%
      Other Securities..............................................               1,092,435,693            4.3%
                                                                                 ---------------          ------
Total Information Technology........................................               3,567,663,791           14.4%
                                                                                 ---------------          ------
Materials -- (3.5%)
      Nucor Corp....................................................   2,299,243     141,012,573            0.6%
      Other Securities..............................................                 757,131,978            3.0%
                                                                                 ---------------          ------
Total Materials.....................................................                 898,144,551            3.6%
                                                                                 ---------------          ------
Real Estate -- (0.0%)
      Other Securities..............................................                   8,492,863            0.0%
                                                                                 ---------------          ------
Telecommunication Services -- (4.5%)
      AT&T, Inc.....................................................  23,201,858     919,489,632            3.7%
      Other Securities..............................................                 231,418,744            1.0%
                                                                                 ---------------          ------
Total Telecommunication Services....................................               1,150,908,376            4.7%
                                                                                 ---------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                  42,210,023            0.2%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              24,480,166,877           99.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     208,566            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              24,480,375,443
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 288,414,347     288,414,347            1.2%
                                                                                 ---------------          ------
SECURITIES LENDING COLLATERAL -- (3.6%)
(S)@  DFA Short Term Investment Fund................................  79,584,549     921,031,983            3.7%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,961,870,109)..........................................               $25,689,821,773          103.9%
                                                                                 ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                               --------------- ------------ ------- ---------------
Common Stocks
  Consumer Discretionary...... $ 3,306,958,783           --   --    $ 3,306,958,783
  Consumer Staples............   1,724,365,267           --   --      1,724,365,267
  Energy......................   2,838,068,313           --   --      2,838,068,313
  Financials..................   5,631,091,329           --   --      5,631,091,329
  Health Care.................   3,003,566,513           --   --      3,003,566,513
  Industrials.................   2,308,697,068           --   --      2,308,697,068
  Information Technology......   3,567,663,791           --   --      3,567,663,791
  Materials...................     898,144,551           --   --        898,144,551
  Real Estate.................       8,492,863           --   --          8,492,863
  Telecommunication Services..   1,150,908,376           --   --      1,150,908,376
  Utilities...................      42,210,023           --   --         42,210,023
Rights/Warrants...............              -- $    208,566   --            208,566
Temporary Cash Investments....     288,414,347           --   --        288,414,347
Securities Lending Collateral.              --  921,031,983   --        921,031,983
Futures Contracts**...........       1,385,776           --   --          1,385,776
                               --------------- ------------   --    ---------------
TOTAL......................... $24,769,967,000 $921,240,549   --    $25,691,207,549
                               =============== ============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (6.0%)
    Australia & New Zealand Banking Group, Ltd.. 5,694,220 $  139,388,687            1.3%
    BHP Billiton, Ltd........................... 6,202,634    110,431,283            1.0%
#   BHP Billiton, Ltd. Sponsored ADR............ 1,703,682     60,651,079            0.5%
    Woodside Petroleum, Ltd..................... 2,846,042     68,508,412            0.6%
    Other Securities............................              333,550,416            3.0%
                                                           --------------           -----
TOTAL AUSTRALIA.................................              712,529,877            6.4%
                                                           --------------           -----

AUSTRIA -- (0.1%)
    Other Securities............................               11,349,837            0.1%
                                                           --------------           -----

BELGIUM -- (1.0%)
    Other Securities............................              116,069,925            1.0%
                                                           --------------           -----

CANADA -- (7.2%)
    Bank of Montreal............................ 1,609,124    114,006,435            1.0%
    Manulife Financial Corp..................... 3,005,038     52,701,813            0.5%
    Suncor Energy, Inc.......................... 3,911,426    122,582,195            1.1%
    Other Securities............................              575,405,187            5.1%
                                                           --------------           -----
TOTAL CANADA....................................              864,695,630            7.7%
                                                           --------------           -----

DENMARK -- (1.7%)
    Vestas Wind Systems A.S.....................   636,500     54,768,619            0.5%
    Other Securities............................              151,735,285            1.3%
                                                           --------------           -----
TOTAL DENMARK...................................              206,503,904            1.8%
                                                           --------------           -----

FINLAND -- (0.8%)
    Other Securities............................              101,406,100            0.9%
                                                           --------------           -----

FRANCE -- (9.4%)
#   AXA SA...................................... 2,945,233     78,579,188            0.7%
#   BNP Paribas SA.............................. 1,948,140    137,494,233            1.2%
    Cie de Saint-Gobain......................... 1,715,632     92,570,057            0.8%
#   Engie SA.................................... 4,083,126     57,572,240            0.5%
    Orange SA................................... 5,375,197     83,193,733            0.7%
    Renault SA..................................   797,219     74,341,567            0.7%
    Societe Generale SA......................... 1,935,625    106,135,467            0.9%
    Total SA.................................... 5,191,725    266,507,837            2.4%
    Other Securities............................              227,414,521            2.1%
                                                           --------------           -----
TOTAL FRANCE....................................            1,123,808,843           10.0%
                                                           --------------           -----

GERMANY -- (7.1%)
    Allianz SE..................................   730,758    139,119,953            1.2%
    Allianz SE Sponsored ADR.................... 2,811,910     53,451,597            0.5%
    Bayerische Motoren Werke AG................. 1,004,588     95,980,102            0.9%
    Daimler AG.................................. 2,793,294    208,140,301            1.9%
    Other Securities............................              349,162,383            3.0%
                                                           --------------           -----
TOTAL GERMANY...................................              845,854,336            7.5%
                                                           --------------           -----

HONG KONG -- (2.5%)
    CK Hutchison Holdings, Ltd.................. 6,496,484     81,123,446            0.7%
    Other Securities............................              222,111,215            2.0%
                                                           --------------           -----
TOTAL HONG KONG.................................              303,234,661            2.7%
                                                           --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       PERCENTAGE
                                             SHARES      VALUE++     OF NET ASSETS**
                                             ------      -------     ---------------
IRELAND -- (0.2%)
    Other Securities......................            $   29,131,060            0.3%
                                                      --------------           -----

ISRAEL -- (0.4%)
    Other Securities......................                43,478,987            0.4%
                                                      --------------           -----

ITALY -- (1.5%)
*   UniCredit SpA.........................  4,382,253     71,353,969            0.6%
    Other Securities......................               105,827,466            1.0%
                                                      --------------           -----
TOTAL ITALY...............................               177,181,435            1.6%
                                                      --------------           -----

JAPAN -- (20.3%)
    Hitachi, Ltd.......................... 12,504,000     69,076,694            0.6%
    Honda Motor Co., Ltd..................  4,256,100    123,876,586            1.1%
    Mitsubishi UFJ Financial Group, Inc... 17,854,906    113,139,273            1.0%
    Mizuho Financial Group, Inc........... 49,478,100     90,442,450            0.8%
    Nissan Motor Co., Ltd.................  6,443,700     61,379,912            0.6%
    Sumitomo Mitsui Financial Group, Inc..  2,854,200    105,978,196            1.0%
    Other Securities......................             1,869,223,662           16.6%
                                                      --------------           -----
TOTAL JAPAN...............................             2,433,116,773           21.7%
                                                      --------------           -----

NETHERLANDS -- (2.9%)
    ING Groep NV..........................  6,261,830    102,064,860            0.9%
    Other Securities......................               245,236,517            2.2%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               347,301,377            3.1%
                                                      --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities......................                14,021,311            0.1%
                                                      --------------           -----

NORWAY -- (0.6%)
    Other Securities......................                77,013,604            0.7%
                                                      --------------           -----

PORTUGAL -- (0.0%)
    Other Securities......................                 4,123,963            0.0%
                                                      --------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................               116,434,877            1.0%
                                                      --------------           -----

SPAIN -- (3.1%)
#   Banco Santander SA.................... 39,540,115    257,679,834            2.3%
    Other Securities......................               108,668,964            1.0%
                                                      --------------           -----
TOTAL SPAIN...............................               366,348,798            3.3%
                                                      --------------           -----

SWEDEN -- (2.2%)
    Nordea Bank AB........................  5,922,770     72,843,038            0.7%
    Other Securities......................               191,028,990            1.7%
                                                      --------------           -----
TOTAL SWEDEN..............................               263,872,028            2.4%
                                                      --------------           -----

SWITZERLAND -- (7.4%)
    Cie Financiere Richemont SA...........  1,058,106     88,413,728            0.8%
    Novartis AG...........................  1,799,547    138,538,243            1.2%
#   Swatch Group AG (The).................    139,269     55,717,144            0.5%
    Swiss Re AG...........................  1,028,159     89,428,549            0.8%
*   UBS Group AG..........................  3,507,610     59,877,836            0.5%
    Zurich Insurance Group AG.............    375,926    104,033,104            0.9%
    Other Securities......................               345,494,406            3.2%
                                                      --------------           -----
TOTAL SWITZERLAND.........................               881,503,010            7.9%
                                                      --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                         SHARES       VALUE++     OF NET ASSETS**
                                                         ------       -------     ---------------
UNITED KINGDOM -- (15.7%)
*     Anglo American P.L.C............................  3,819,283 $    54,682,386            0.5%
#     Barclays P.L.C. Sponsored ADR...................  4,808,211      51,976,761            0.5%
      BP P.L.C. Sponsored ADR.........................  9,857,735     338,317,465            3.0%
*     Glencore P.L.C.................................. 33,377,354     131,177,614            1.2%
      HSBC Holdings P.L.C............................. 21,450,751     176,889,695            1.6%
      HSBC Holdings P.L.C. Sponsored ADR..............  2,999,605     123,493,738            1.1%
      Lloyds Banking Group P.L.C...................... 95,091,730      85,442,299            0.8%
      Royal Dutch Shell P.L.C. Class A................  2,296,200      59,628,687            0.5%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  3,383,207     176,569,554            1.6%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  3,846,085     208,150,120            1.9%
      Vodafone Group P.L.C............................ 58,351,986     150,293,687            1.3%
#     Vodafone Group P.L.C. Sponsored ADR.............  4,011,201     105,053,361            0.9%
      Other Securities................................                216,955,016            1.9%
                                                                  ---------------          ------
TOTAL UNITED KINGDOM..................................              1,878,630,383           16.8%
                                                                  ---------------          ------
TOTAL COMMON STOCKS...................................             10,917,610,719           97.4%
                                                                  ---------------          ------

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG...................................    552,438      87,697,713            0.8%
      Other Securities................................                 20,195,820            0.2%
                                                                  ---------------          ------
TOTAL GERMANY.........................................                107,893,533            1.0%
                                                                  ---------------          ------
TOTAL PREFERRED STOCKS................................                107,893,533            1.0%
                                                                  ---------------          ------
TOTAL INVESTMENT SECURITIES...........................             11,025,504,252
                                                                  ---------------

                                                                      VALUE+
                                                                      ------
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@  DFA Short Term Investment Fund.................. 81,424,353     942,324,037            8.4%
                                                                  ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,991,608,709)............................              $11,967,828,289          106.8%
                                                                  ===============          ======

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                               -------------- -------------- ------- ---------------
Common Stocks
  Australia................... $   64,318,760 $  648,211,117   --    $   712,529,877
  Austria.....................             --     11,349,837   --         11,349,837
  Belgium.....................             --    116,069,925   --        116,069,925
  Canada......................    864,695,630             --   --        864,695,630
  Denmark.....................             --    206,503,904   --        206,503,904
  Finland.....................      2,929,942     98,476,158   --        101,406,100
  France......................        264,230  1,123,544,613   --      1,123,808,843
  Germany.....................     82,554,873    763,299,463   --        845,854,336
  Hong Kong...................             --    303,234,661   --        303,234,661
  Ireland.....................      7,217,111     21,913,949   --         29,131,060
  Israel......................             --     43,478,987   --         43,478,987
  Italy.......................     28,485,970    148,695,465   --        177,181,435
  Japan.......................     42,004,787  2,391,111,986   --      2,433,116,773
  Netherlands.................     42,895,709    304,405,668   --        347,301,377
  New Zealand.................             --     14,021,311   --         14,021,311
  Norway......................      4,056,980     72,956,624   --         77,013,604
  Portugal....................             --      4,123,963   --          4,123,963
  Singapore...................             --    116,434,877   --        116,434,877
  Spain.......................      5,114,699    361,234,099   --        366,348,798
  Sweden......................      5,138,678    258,733,350   --        263,872,028
  Switzerland.................     49,768,218    831,734,792   --        881,503,010
  United Kingdom..............  1,030,183,246    848,447,137   --      1,878,630,383
Preferred Stocks
  Germany.....................             --    107,893,533   --        107,893,533
Securities Lending Collateral.             --    942,324,037   --        942,324,037
Futures Contracts**...........      2,548,565             --   --          2,548,565
                               -------------- --------------   --    ---------------
TOTAL......................... $2,232,177,398 $9,738,199,456   --    $11,970,376,854
                               ============== ==============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 COMMON STOCKS -- (90.2%)
 Consumer Discretionary -- (17.3%)
     Aoyama Trading Co., Ltd............   304,000 $ 10,861,408            0.3%
     Toyo Tire & Rubber Co., Ltd........   623,700   10,970,652            0.3%
     Wacoal Holdings Corp...............   676,000    8,569,570            0.3%
     Other Securities...................            608,843,652           18.0%
                                                   ------------           -----
 Total Consumer Discretionary...........            639,245,282           18.9%
                                                   ------------           -----
 Consumer Staples -- (7.4%)
 #   Ain Holdings, Inc..................   124,600    8,631,761            0.3%
     Fuji Oil Holdings, Inc.............   362,600    8,507,936            0.3%
     Morinaga Milk Industry Co., Ltd.... 1,164,000    9,201,550            0.3%
     Takara Holdings, Inc...............   980,300   10,507,796            0.3%
     Other Securities...................            238,106,495            6.9%
                                                   ------------           -----
 Total Consumer Staples.................            274,955,538            8.1%
                                                   ------------           -----
 Energy -- (0.9%)
     Other Securities...................             34,558,720            1.0%
                                                   ------------           -----
 Financials -- (7.9%)
     Daishi Bank, Ltd. (The)............ 2,071,000    8,314,742            0.3%
     North Pacific Bank, Ltd............ 2,303,600    8,784,562            0.3%
     Other Securities...................            276,244,391            8.1%
                                                   ------------           -----
 Total Financials.......................            293,343,695            8.7%
                                                   ------------           -----
 Health Care -- (4.6%)
     Nipro Corp.........................   767,500   11,645,622            0.4%
     Rohto Pharmaceutical Co., Ltd......   546,700   10,206,903            0.3%
     Sawai Pharmaceutical Co., Ltd......   149,200    8,153,044            0.2%
 #*  Sosei Group Corp...................    98,000   10,078,919            0.3%
     Tsumura & Co.......................   359,800   11,660,144            0.4%
     Other Securities...................            118,772,098            3.5%
                                                   ------------           -----
 Total Health Care......................            170,516,730            5.1%
                                                   ------------           -----
 Industrials -- (25.8%)
     Aica Kogyo Co., Ltd................   314,300    8,958,192            0.3%
     Fujikura, Ltd...................... 1,935,000   14,547,297            0.4%
     Furukawa Electric Co., Ltd.........   355,200   14,379,113            0.4%
     Glory, Ltd.........................   268,900    9,029,242            0.3%
     GS Yuasa Corp...................... 2,130,000    9,868,679            0.3%
     Hanwa Co., Ltd..................... 1,221,000    8,657,367            0.3%
 #*  Kawasaki Kisen Kaisha, Ltd......... 3,035,000    7,980,002            0.2%
     Nishimatsu Construction Co., Ltd... 1,794,000    9,125,318            0.3%
     Nisshinbo Holdings, Inc............   870,500    8,898,378            0.3%
     OKUMA Corp.........................   849,000    8,905,039            0.3%
 #   OSG Corp...........................   452,700    9,326,305            0.3%
     Penta-Ocean Construction Co., Ltd.. 1,890,000    9,574,936            0.3%
     Sankyu, Inc........................ 1,540,000    9,780,372            0.3%
     Sanwa Holdings Corp................ 1,232,600   12,424,809            0.4%
     Ushio, Inc.........................   655,900    8,241,490            0.3%
     Other Securities...................            806,595,268           23.6%
                                                   ------------           -----
 Total Industrials......................            956,291,807           28.3%
                                                   ------------           -----
 Information Technology -- (12.6%)
     Amano Corp.........................   377,600    8,064,547            0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
Information Technology -- (Continued)
      Citizen Watch Co., Ltd.............  1,523,200 $   10,105,630            0.3%
      Horiba, Ltd........................    212,650     12,537,098            0.4%
      Ibiden Co., Ltd....................    620,978     10,930,807            0.3%
      Taiyo Yuden Co., Ltd...............    678,700      8,284,441            0.3%
      TIS, Inc...........................    505,101     12,731,466            0.4%
      Topcon Corp........................    595,400     10,519,627            0.3%
      Ulvac, Inc.........................    252,600     11,859,057            0.4%
      Other Securities...................               382,708,618           11.3%
                                                     --------------          ------
Total Information Technology.............               467,741,291           13.9%
                                                     --------------          ------
Materials -- (10.8%)
      ADEKA Corp.........................    544,000      8,029,869            0.2%
      Daido Steel Co., Ltd...............  1,685,000      9,382,340            0.3%
      Denka Co., Ltd.....................  1,949,000     10,041,869            0.3%
      Mitsui Mining & Smelting Co., Ltd..  3,627,000     12,238,033            0.4%
      Nippon Kayaku Co., Ltd.............    683,000      9,331,778            0.3%
      NOF Corp...........................    870,000      9,803,495            0.3%
*     Showa Denko K.K....................    730,399     13,950,565            0.4%
      Sumitomo Osaka Cement Co., Ltd.....  2,493,000     10,819,816            0.3%
*     Tokuyama Corp......................  2,159,000     10,628,809            0.3%
      Toyobo Co., Ltd....................  5,688,000     10,061,433            0.3%
      Ube Industries, Ltd................  3,982,000      9,257,192            0.3%
      Other Securities...................               288,527,560            8.5%
                                                     --------------          ------
Total Materials..........................               402,072,759           11.9%
                                                     --------------          ------
Real Estate -- (1.9%)
      Leopalace21 Corp...................  1,960,700     10,421,817            0.3%
      Other Securities...................                58,326,178            1.7%
                                                     --------------          ------
Total Real Estate........................                68,747,995            2.0%
                                                     --------------          ------
Telecommunication Services -- (0.1%)
      Other Securities...................                 3,291,143            0.1%
                                                     --------------          ------
Utilities -- (0.9%)
#     Hokkaido Electric Power Co., Inc...  1,189,200      8,632,838            0.3%
      Other Securities...................                23,601,374            0.7%
                                                     --------------          ------
Total Utilities..........................                32,234,212            1.0%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             3,342,999,172           99.0%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             3,342,999,172
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (9.8%)
(S)@  DFA Short Term Investment Fund..... 31,241,094    361,553,180           10.7%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,127,028,918)................              $3,704,552,352          109.7%
                                                     ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Common Stocks
    Consumer Discretionary......   --    $  639,245,282   --    $  639,245,282
    Consumer Staples............   --       274,955,538   --       274,955,538
    Energy......................   --        34,558,720   --        34,558,720
    Financials..................   --       293,343,695   --       293,343,695
    Health Care.................   --       170,516,730   --       170,516,730
    Industrials.................   --       956,291,807   --       956,291,807
    Information Technology......   --       467,741,291   --       467,741,291
    Materials...................   --       402,072,759   --       402,072,759
    Real Estate.................   --        68,747,995   --        68,747,995
    Telecommunication Services..   --         3,291,143   --         3,291,143
    Utilities...................   --        32,234,212   --        32,234,212
  Securities Lending Collateral.   --       361,553,180   --       361,553,180
                                   --    --------------   --    --------------
  TOTAL.........................   --    $3,704,552,352   --    $3,704,552,352
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
COMMON STOCKS -- (87.6%)
AUSTRALIA -- (43.7%)
    Adelaide Brighton, Ltd................  3,668,074 $ 16,262,304            1.0%
    Ansell, Ltd...........................    659,275   11,735,730            0.7%
    carsales.com, Ltd.....................  1,702,940   14,935,754            0.9%
    Cleanaway Waste Management, Ltd....... 10,470,362    9,942,536            0.6%
    CSR, Ltd..............................  3,680,857   13,497,307            0.8%
    Downer EDI, Ltd.......................  4,075,221   17,907,909            1.1%
    DuluxGroup, Ltd.......................  3,101,823   15,705,453            1.0%
    Evolution Mining, Ltd.................  5,025,776    8,735,334            0.5%
    Fairfax Media, Ltd.................... 15,303,894   12,132,462            0.7%
    GrainCorp, Ltd. Class A...............  1,251,687    8,347,630            0.5%
#   GUD Holdings, Ltd.....................    893,134    8,313,592            0.5%
    Iluka Resources, Ltd..................  2,032,058   12,769,532            0.8%
    InvoCare, Ltd.........................    920,100   10,038,767            0.6%
#   IOOF Holdings, Ltd....................  2,068,330   13,633,856            0.8%
#   IRESS, Ltd............................  1,175,824   10,948,975            0.7%
#   JB Hi-Fi, Ltd.........................    962,791   17,788,459            1.1%
#   Magellan Financial Group, Ltd.........    493,135    8,692,337            0.5%
#*  Metcash, Ltd..........................  5,204,963    8,379,582            0.5%
    Mineral Resources, Ltd................  1,168,088    9,342,036            0.6%
    nib holdings, Ltd.....................  2,772,247   12,451,528            0.8%
    Northern Star Resources, Ltd..........  4,806,957   15,628,853            1.0%
    Nufarm, Ltd...........................  1,407,770   10,699,413            0.7%
    Orora, Ltd............................  4,298,532    9,691,935            0.6%
    OZ Minerals, Ltd......................  2,198,276   11,672,477            0.7%
#   Perpetual, Ltd........................    356,426   14,076,157            0.9%
    Primary Health Care, Ltd..............  3,326,526    8,434,735            0.5%
    Sims Metal Management, Ltd............  1,382,214   12,689,455            0.8%
    Spark Infrastructure Group............ 11,913,246   22,214,185            1.4%
#   Super Retail Group, Ltd...............  1,280,749    9,045,457            0.6%
    Tabcorp Holdings, Ltd.................  3,586,818   12,743,164            0.8%
#   Vocus Group, Ltd......................  4,330,071   10,915,915            0.7%
#*  Whitehaven Coal, Ltd..................  4,143,411    8,475,472            0.5%
    Other Securities......................             423,556,393           25.5%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             811,404,694           49.4%
                                                      ------------           -----

CHINA -- (0.1%)
    Other Securities......................               1,873,398            0.1%
                                                      ------------           -----

HONG KONG -- (25.7%)
#   Dah Sing Financial Holdings, Ltd......  1,500,544   11,375,430            0.7%
#*  Esprit Holdings, Ltd.................. 14,828,050   11,504,335            0.7%
    Hopewell Holdings, Ltd................  3,345,000   12,783,103            0.8%
#   IGG, Inc..............................  7,821,000   11,867,174            0.7%
#   Luk Fook Holdings International, Ltd..  3,243,000   11,849,222            0.7%
    Man Wah Holdings, Ltd................. 13,578,800   11,244,359            0.7%
    Melco International Development, Ltd..  5,011,000   10,287,907            0.6%
    Television Broadcasts, Ltd............  2,183,300    8,392,612            0.5%
#   Vitasoy International Holdings, Ltd...  5,537,000   10,929,571            0.7%
    VTech Holdings, Ltd...................    854,500   10,821,392            0.7%
    Xinyi Glass Holdings, Ltd............. 17,658,000   15,647,317            1.0%
    Other Securities......................             350,471,207           21.3%
                                                      ------------           -----
TOTAL HONG KONG...........................             477,173,629           29.1%
                                                      ------------           -----

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                           SHARES      VALUE++     OF NET ASSETS**
                                           ------      -------     ---------------
NEW ZEALAND -- (6.8%)
#     Mainfreight, Ltd..................    539,049 $    8,177,745            0.5%
      Ryman Healthcare, Ltd.............  1,373,542      8,135,375            0.5%
      SKYCITY Entertainment Group, Ltd..  5,292,424     15,824,989            1.0%
      Other Securities..................                94,380,005            5.7%
                                                    --------------          ------
TOTAL NEW ZEALAND.......................               126,518,114            7.7%
                                                    --------------          ------

SINGAPORE -- (11.3%)
      SATS, Ltd.........................  2,695,900      9,830,591            0.6%
#     Singapore Post, Ltd............... 10,740,900     10,598,792            0.7%
#     UOL Group, Ltd....................  2,062,964     10,685,015            0.7%
      Venture Corp., Ltd................  1,994,100     17,403,323            1.1%
      Other Securities..................               161,396,114            9.7%
                                                    --------------          ------
TOTAL SINGAPORE.........................               209,913,835           12.8%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             1,626,883,670           99.1%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
TOTAL RIGHTS/WARRANTS...................                        --            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             1,626,883,670
                                                    --------------

                                                       VALUE+
                                                       ------
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@  DFA Short Term Investment Fund.... 19,833,334    229,531,178           14.0%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,878,880,317)...............              $1,856,414,848          113.1%
                                                    ==============          ======

Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
  Australia...................         -- $  811,404,694   --    $  811,404,694
  China.......................         --      1,873,398   --         1,873,398
  Hong Kong................... $1,932,166    475,241,463   --       477,173,629
  New Zealand.................         --    126,518,114   --       126,518,114
  Singapore...................         --    209,913,835   --       209,913,835
Securities Lending Collateral.         --    229,531,178   --       229,531,178
                               ---------- --------------   --    --------------
TOTAL......................... $1,932,166 $1,854,482,682   --    $1,856,414,848
                               ========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                         SHARES     VALUE++    OF NET ASSETS**
                                         ------     -------    ---------------
 COMMON STOCKS -- (95.1%)
 Consumer Discretionary -- (19.4%)
     B&M European Value Retail SA...... 3,475,343 $ 15,166,218            0.7%
     Bellway P.L.C.....................   669,602   24,678,497            1.2%
     Greene King P.L.C................. 1,786,209   17,382,557            0.8%
     Inchcape P.L.C.................... 2,190,976   24,237,663            1.1%
     UBM P.L.C......................... 2,051,912   18,872,206            0.9%
     WH Smith P.L.C....................   680,498   15,585,586            0.7%
     William Hill P.L.C................ 4,310,927   16,379,107            0.8%
     Other Securities..................            294,060,731           13.9%
                                                  ------------           -----
 Total Consumer Discretionary..........            426,362,565           20.1%
                                                  ------------           -----
 Consumer Staples -- (5.1%)
     Booker Group P.L.C................ 8,370,700   21,029,486            1.0%
     Tate & Lyle P.L.C................. 2,479,497   24,315,771            1.2%
     Other Securities..................             67,584,685            3.1%
                                                  ------------           -----
 Total Consumer Staples................            112,929,942            5.3%
                                                  ------------           -----
 Energy -- (4.6%)
     Amec Foster Wheeler P.L.C......... 2,037,469   14,304,490            0.7%
     John Wood Group P.L.C............. 1,951,303   19,181,450            0.9%
 #*  Tullow Oil P.L.C.................. 5,009,214   13,590,053            0.6%
     Other Securities..................             53,616,510            2.6%
                                                  ------------           -----
 Total Energy..........................            100,692,503            4.8%
                                                  ------------           -----
 Financials -- (13.6%)
     Beazley P.L.C..................... 2,787,563   15,881,056            0.7%
     Close Brothers Group P.L.C........   794,193   17,400,275            0.8%
 #   Henderson Group P.L.C............. 5,628,395   16,835,060            0.8%
     Hiscox, Ltd....................... 1,520,623   22,299,635            1.1%
     Intermediate Capital Group P.L.C.. 1,383,225   14,000,597            0.7%
     Jupiter Fund Management P.L.C..... 2,227,194   13,699,960            0.6%
     Man Group P.L.C................... 9,049,878   18,010,333            0.8%
     Phoenix Group Holdings............ 1,737,356   16,615,887            0.8%
     Saga P.L.C........................ 5,099,450   13,842,156            0.7%
     TP ICAP P.L.C..................... 2,685,808   15,959,516            0.8%
     Other Securities..................            134,870,712            6.3%
                                                  ------------           -----
 Total Financials......................            299,415,187           14.1%
                                                  ------------           -----
 Health Care -- (3.5%)
 *   BTG P.L.C......................... 1,870,654   16,478,442            0.8%
     Indivior P.L.C.................... 3,801,468   16,500,258            0.8%
     Other Securities..................             43,418,915            2.0%
                                                  ------------           -----
 Total Health Care.....................             76,397,615            3.6%
                                                  ------------           -----
 Industrials -- (27.7%)
     Aggreko P.L.C..................... 1,332,278   15,313,810            0.7%
     BBA Aviation P.L.C................ 5,667,084   22,861,121            1.1%
 #   Cobham P.L.C...................... 8,760,026   15,030,676            0.7%
     G4S P.L.C......................... 4,049,674   15,990,244            0.8%
     Hays P.L.C........................ 6,845,876   15,191,629            0.7%
     Howden Joinery Group P.L.C........ 3,209,546   19,245,279            0.9%
     IMI P.L.C......................... 1,390,031   23,021,328            1.1%
     IWG P.L.C......................... 3,349,423   14,088,047            0.7%
     Meggitt P.L.C..................... 4,129,202   24,727,993            1.2%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                        PERCENTAGE
                                              SHARES      VALUE++     OF NET ASSETS**
                                              ------      -------     ---------------
Industrials -- (Continued)
      Melrose Industries P.L.C............. 10,887,020 $   33,327,310            1.6%
      Rentokil Initial P.L.C...............  8,861,710     28,570,895            1.3%
      Rotork P.L.C.........................  4,239,914     13,506,673            0.6%
      Spirax-Sarco Engineering P.L.C.......    375,981     25,316,750            1.2%
      Weir Group P.L.C. (The)..............  1,080,278     27,833,648            1.3%
      WS Atkins P.L.C......................    502,623     13,982,271            0.7%
      Other Securities.....................               301,029,248           14.1%
                                                       --------------          ------
Total Industrials..........................               609,036,922           28.7%
                                                       --------------          ------
Information Technology -- (8.8%)
      Electrocomponents P.L.C..............  2,396,207     16,105,456            0.8%
      Halma P.L.C..........................  1,951,180     26,611,092            1.3%
*     Paysafe Group P.L.C..................  2,424,051     14,248,550            0.7%
      Playtech P.L.C.......................  1,158,736     14,390,929            0.7%
      Rightmove P.L.C......................    477,301     25,877,484            1.2%
      Spectris P.L.C.......................    637,634     22,798,926            1.1%
      Other Securities.....................                73,658,299            3.3%
                                                       --------------          ------
Total Information Technology...............               193,690,736            9.1%
                                                       --------------          ------
Materials -- (7.2%)
      Centamin P.L.C.......................  6,065,603     13,897,201            0.7%
      DS Smith P.L.C.......................  4,938,232     27,609,390            1.3%
      RPC Group P.L.C......................  2,047,901     21,512,987            1.0%
      Other Securities.....................                96,573,608            4.5%
                                                       --------------          ------
Total Materials............................               159,593,186            7.5%
                                                       --------------          ------
Real Estate -- (2.5%)
#     Capital & Counties Properties P.L.C..  3,827,320     15,651,992            0.7%
      Other Securities.....................                39,757,281            1.9%
                                                       --------------          ------
Total Real Estate..........................                55,409,273            2.6%
                                                       --------------          ------
Telecommunication Services -- (1.0%)
      Other Securities.....................                22,023,468            1.0%
                                                       --------------          ------
Utilities -- (1.7%)
      Pennon Group P.L.C...................  2,088,940     23,174,947            1.1%
      Other Securities.....................                14,888,194            0.7%
                                                       --------------          ------
Total Utilities............................                38,063,141            1.8%
                                                       --------------          ------
TOTAL COMMON STOCKS........................             2,093,614,538           98.6%
                                                       --------------          ------

PREFERRED STOCKS -- (0.0%)
      Other Securities.....................                    18,495            0.0%
                                                       --------------          ------

RIGHTS/WARRANTS -- (0.2%)
      Other Securities.....................                 5,231,708            0.3%
                                                       --------------          ------
TOTAL INVESTMENT SECURITIES................             2,098,864,741
                                                       --------------

                                                          VALUE+
                                                          ------
SECURITIES LENDING COLLATERAL -- (4.7%)
(S)@  DFA Short Term Investment Fund.......  8,944,086    103,509,904            4.9%
                                                       --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,865,624,237)..................              $2,202,374,645          103.8%
                                                       ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Common Stocks
    Consumer Discretionary......   --    $  426,362,565   --    $  426,362,565
    Consumer Staples............   --       112,929,942   --       112,929,942
    Energy......................   --       100,692,503   --       100,692,503
    Financials..................   --       299,415,187   --       299,415,187
    Health Care.................   --        76,397,615   --        76,397,615
    Industrials.................   --       609,036,922   --       609,036,922
    Information Technology......   --       193,690,736   --       193,690,736
    Materials...................   --       159,593,186   --       159,593,186
    Real Estate.................   --        55,409,273   --        55,409,273
    Telecommunication Services..   --        22,023,468   --        22,023,468
    Utilities...................   --        38,063,141   --        38,063,141
  Preferred Stocks..............   --            18,495   --            18,495
  Rights/Warrants...............   --         5,231,708   --         5,231,708
  Securities Lending Collateral.   --       103,509,904   --       103,509,904
                                   --    --------------   --    --------------
  TOTAL.........................   --    $2,202,374,645   --    $2,202,374,645
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                              PERCENTAGE
                                      SHARES     VALUE++    OF NET ASSETS**
                                      ------     -------    ---------------
    COMMON STOCKS -- (87.6%)
    AUSTRIA -- (2.9%)
        ANDRITZ AG..................   327,520 $ 18,097,813            0.4%
        Other Securities............            143,507,956            2.9%
                                               ------------           -----
    TOTAL AUSTRIA...................            161,605,769            3.3%
                                               ------------           -----

    BELGIUM -- (3.9%)
        Ackermans & van Haaren NV...   134,383   21,994,102            0.5%
    #   Umicore SA..................   412,343   24,158,003            0.5%
        Other Securities............            169,789,244            3.3%
                                               ------------           -----
    TOTAL BELGIUM...................            215,941,349            4.3%
                                               ------------           -----

    DENMARK -- (4.6%)
    #   GN Store Nord A.S...........   855,243   22,230,374            0.5%
        Jyske Bank A.S..............   404,159   21,612,779            0.4%
        TDC A.S..................... 4,743,975   25,448,893            0.5%
        Other Securities............            186,226,928            3.7%
                                               ------------           -----
    TOTAL DENMARK...................            255,518,974            5.1%
                                               ------------           -----

    FINLAND -- (6.1%)
        Elisa Oyj...................   734,075   24,963,650            0.5%
    #   Huhtamaki Oyj...............   467,536   18,122,853            0.4%
        Metso Oyj...................   576,499   20,646,714            0.4%
        Nokian Renkaat Oyj..........   623,433   26,795,638            0.5%
        Orion Oyj Class B...........   436,647   25,024,035            0.5%
    #   Outokumpu Oyj............... 3,022,031   28,938,913            0.6%
        Other Securities............            195,177,870            3.9%
                                               ------------           -----
    TOTAL FINLAND...................            339,669,673            6.8%
                                               ------------           -----

    FRANCE -- (12.2%)
    #   Edenred.....................   946,779   24,253,318            0.5%
        Ipsen SA....................   162,032   18,864,249            0.4%
        Lagardere SCA...............   663,377   20,306,215            0.4%
        Orpea.......................   182,255   18,615,617            0.4%
        Rexel SA.................... 1,596,995   28,519,669            0.6%
        Rubis SCA...................   203,675   20,691,708            0.4%
        SEB SA......................   120,657   19,429,843            0.4%
        STMicroelectronics NV....... 1,780,023   28,575,890            0.6%
        Teleperformance.............   336,308   42,290,345            0.9%
    *   Ubisoft Entertainment SA....   521,852   24,721,360            0.5%
        Other Securities............            437,133,251            8.7%
                                               ------------           -----
    TOTAL FRANCE....................            683,401,465           13.8%
                                               ------------           -----

    GERMANY -- (14.3%)
    *   Dialog Semiconductor P.L.C..   382,079   17,877,837            0.4%
        Freenet AG..................   652,809   20,487,314            0.4%
    #   Hugo Boss AG................   285,824   21,734,995            0.4%
    #   K+S AG......................   990,931   23,641,923            0.5%
        KION Group AG...............   258,832   17,534,672            0.4%
        Lanxess AG..................   484,758   35,002,637            0.7%
        LEG Immobilien AG...........   306,750   26,353,575            0.5%
        MTU Aero Engines AG.........   249,839   35,835,367            0.7%
        Osram Licht AG..............   343,036   22,979,780            0.5%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                               PERCENTAGE
                                       SHARES     VALUE++    OF NET ASSETS**
                                       ------     -------    ---------------
   GERMANY -- (Continued)
       QIAGEN NV.....................   717,083 $ 21,481,790            0.4%
       Rheinmetall AG................   223,411   20,506,818            0.4%
       Stada Arzneimittel AG.........   306,492   21,718,100            0.4%
       Other Securities..............            512,371,012           10.4%
                                                ------------           -----
   TOTAL GERMANY.....................            797,525,820           16.1%
                                                ------------           -----

   IRELAND -- (1.2%)
       Kingspan Group P.L.C..........   667,888   23,234,094            0.5%
       Other Securities..............             43,587,492            0.8%
                                                ------------           -----
   TOTAL IRELAND.....................             66,821,586            1.3%
                                                ------------           -----

   ISRAEL -- (2.1%)
       Other Securities..............            118,570,564            2.4%
                                                ------------           -----

   ITALY -- (9.4%)
       Banco BPM SpA................. 6,471,527   18,900,113            0.4%
   #   Mediaset SpA.................. 4,351,208   17,782,080            0.4%
       Prysmian SpA.................. 1,026,230   29,615,643            0.6%
       Recordati SpA.................   474,431   17,582,541            0.4%
   #   Unione di Banche Italiane SpA. 4,861,323   20,483,378            0.4%
       Other Securities..............            418,052,493            8.3%
                                                ------------           -----
   TOTAL ITALY.......................            522,416,248           10.5%
                                                ------------           -----

   NETHERLANDS -- (4.6%)
       Aalberts Industries NV........   645,848   25,608,846            0.5%
       Boskalis Westminster..........   522,771   19,228,989            0.4%
       Other Securities..............            212,724,011            4.3%
                                                ------------           -----
   TOTAL NETHERLANDS.................            257,561,846            5.2%
                                                ------------           -----

   NORWAY -- (2.2%)
       Other Securities..............            124,590,766            2.5%
                                                ------------           -----

   PORTUGAL -- (0.9%)
       Other Securities..............             52,437,284            1.1%
                                                ------------           -----

   SPAIN -- (5.2%)
       Gamesa Corp. Tecnologica SA... 1,203,576   25,957,211            0.5%
       Other Securities..............            262,551,292            5.3%
                                                ------------           -----
   TOTAL SPAIN.......................            288,508,503            5.8%
                                                ------------           -----

   SWEDEN -- (7.2%)
       Other Securities..............            404,985,681            8.2%
                                                ------------           -----

   SWITZERLAND -- (10.8%)
   #   ams AG........................   372,640   23,973,214            0.5%
       Flughafen Zuerich AG..........   104,871   23,111,210            0.5%
       Georg Fischer AG..............    22,511   21,227,134            0.4%
       Helvetia Holding AG...........    36,269   20,140,004            0.4%
       Logitech International SA.....   708,858   23,690,881            0.5%
       PSP Swiss Property AG.........   201,709   18,084,267            0.4%
       Temenos Group AG..............   318,043   27,528,471            0.6%
       Other Securities..............            445,434,838            8.9%
                                                ------------           -----
   TOTAL SWITZERLAND.................            603,190,019           12.2%
                                                ------------           -----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                        ------      -------     ---------------
UNITED STATES -- (0.0%)
      Other Securities...............            $    1,271,788            0.0%
                                                 --------------          ------
TOTAL COMMON STOCKS..................             4,894,017,335           98.6%
                                                 --------------          ------

PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
      Other Securities...............                40,608,644            0.8%
                                                 --------------          ------
TOTAL PREFERRED STOCKS...............                40,608,644            0.8%
                                                 --------------          ------

RIGHTS/WARRANTS -- (0.0%)
ITALY -- (0.0%)
      Other Securities...............                    41,792            0.0%
                                                 --------------          ------
TOTAL RIGHTS/WARRANTS................                    41,792            0.0%
                                                 --------------          ------
TOTAL INVESTMENT SECURITIES..........             4,934,667,771
                                                 --------------

                                                    VALUE+
                                                    ------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@  DFA Short Term Investment Fund. 56,722,188    656,445,884           13.2%
                                                 --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,328,293,736)............              $5,591,113,655          112.6%
                                                 ==============          ======

Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
  Common Stocks
    Austria.....................   --    $  161,605,769   --    $  161,605,769
    Belgium.....................   --       215,941,349   --       215,941,349
    Denmark.....................   --       255,518,974   --       255,518,974
    Finland.....................   --       339,669,673   --       339,669,673
    France......................   --       683,401,465   --       683,401,465
    Germany.....................   --       797,525,820   --       797,525,820
    Ireland.....................   --        66,821,586   --        66,821,586
    Israel......................   --       118,570,564   --       118,570,564
    Italy.......................   --       522,416,248   --       522,416,248
    Netherlands.................   --       257,561,846   --       257,561,846
    Norway......................   --       124,590,766   --       124,590,766
    Portugal....................   --        52,437,284   --        52,437,284
    Spain.......................   --       288,508,503   --       288,508,503
    Sweden......................   --       404,985,681   --       404,985,681
    Switzerland.................   --       603,190,019   --       603,190,019
    United States...............   --         1,271,788   --         1,271,788
  Preferred Stocks
    Germany.....................   --        40,608,644   --        40,608,644
  Rights/Warrants
    Italy.......................   --            41,792   --            41,792
  Securities Lending Collateral.   --       656,445,884   --       656,445,884
                                   --    --------------   --    --------------
  TOTAL.........................   --    $5,591,113,655   --    $5,591,113,655
                                   ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
COMMON STOCKS -- (85.0%)
Consumer Discretionary -- (8.4%)
#*  Amaya, Inc.............................   529,592 $  9,408,158            0.8%
#   Cineplex, Inc..........................   355,683   14,000,108            1.1%
    Enercare, Inc..........................   611,459    9,711,315            0.8%
    Linamar Corp...........................   291,014   12,373,505            1.0%
    Other Securities.......................             73,519,719            6.1%
                                                      ------------           -----
Total Consumer Discretionary...............            119,012,805            9.8%
                                                      ------------           -----
Consumer Staples -- (4.3%)
    Cott Corp..............................   701,676    9,231,970            0.8%
    Maple Leaf Foods, Inc..................   510,145   12,769,975            1.1%
    Premium Brands Holdings Corp...........   156,662    9,805,649            0.8%
    Other Securities.......................             28,883,609            2.3%
                                                      ------------           -----
Total Consumer Staples.....................             60,691,203            5.0%
                                                      ------------           -----
Energy -- (18.0%)
#   Enbridge Income Fund Holdings, Inc.....   472,655   11,599,533            1.0%
    Gibson Energy, Inc.....................   702,339    9,523,677            0.8%
*   Parex Resources, Inc...................   855,191   10,619,016            0.9%
#   Parkland Fuel Corp.....................   530,725   11,547,220            1.0%
*   Precision Drilling Corp................ 1,924,403    7,655,037            0.6%
    Veresen, Inc........................... 1,597,192   17,820,032            1.5%
#   Whitecap Resources, Inc................ 2,075,112   14,684,870            1.2%
    Other Securities.......................            171,811,938           14.1%
                                                      ------------           -----
Total Energy...............................            255,261,323           21.1%
                                                      ------------           -----
Financials -- (5.1%)
#   Canadian Western Bank..................   519,727   10,215,212            0.8%
#   Genworth MI Canada, Inc................   317,380    7,881,896            0.7%
    Laurentian Bank of Canada..............   221,646    9,066,857            0.7%
    TMX Group, Ltd.........................   229,180   12,947,776            1.1%
    Other Securities.......................             32,516,102            2.7%
                                                      ------------           -----
Total Financials...........................             72,627,843            6.0%
                                                      ------------           -----
Health Care -- (1.7%)
    Other Securities.......................             24,592,836            2.0%
                                                      ------------           -----
Industrials -- (10.5%)
    Finning International, Inc.............   552,678   10,510,619            0.9%
    MacDonald Dettwiler & Associates, Ltd..   196,107    9,682,877            0.8%
    New Flyer Industries, Inc..............   254,471    9,479,397            0.8%
#   Stantec, Inc...........................   641,429   16,460,392            1.4%
    TFI International, Inc.................   524,953   11,429,327            0.9%
    Toromont Industries, Ltd...............   426,913   15,186,913            1.3%
    Other Securities.......................             75,850,527            6.2%
                                                      ------------           -----
Total Industrials..........................            148,600,052           12.3%
                                                      ------------           -----
Information Technology -- (4.5%)
*   Celestica, Inc.........................   698,843    9,957,508            0.8%
*   Descartes Systems Group, Inc. (The)....   405,356    9,354,027            0.8%
    DH Corp................................   431,732    8,030,237            0.7%
    Other Securities.......................             37,097,590            3.0%
                                                      ------------           -----
Total Information Technology...............             64,439,362            5.3%
                                                      ------------           -----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
Materials -- (24.9%)
#     Alamos Gold, Inc. Class A..........  1,807,660 $   12,937,870            1.1%
*     B2Gold Corp........................  5,693,373     14,305,900            1.2%
      Eldorado Gold Corp.................  4,259,785     15,571,830            1.3%
#*    First Majestic Silver Corp.........    956,624      7,778,857            0.6%
      HudBay Minerals, Inc...............  1,487,005      8,878,130            0.7%
*     IAMGOLD Corp.......................  2,772,941     11,457,007            0.9%
#*    Ivanhoe Mines, Ltd. Class A........  2,184,189      7,664,382            0.6%
      Methanex Corp......................    188,866      8,679,216            0.7%
*     New Gold, Inc......................  2,843,983      8,062,865            0.7%
      OceanaGold Corp....................  3,690,660     12,031,381            1.0%
      Pan American Silver Corp...........    990,673     16,612,216            1.4%
*     Silver Standard Resources, Inc.....    763,090      7,870,999            0.7%
      Stella-Jones, Inc..................    242,305      7,675,373            0.6%
      Tahoe Resources, Inc...............    990,247      8,023,246            0.7%
*     Torex Gold Resources, Inc..........    462,775      7,838,070            0.6%
      West Fraser Timber Co., Ltd........    315,210     14,164,303            1.2%
      Other Securities...................               183,417,257           15.2%
                                                     --------------          ------
Total Materials..........................               352,968,902           29.2%
                                                     --------------          ------
Real Estate -- (2.2%)
      Colliers International Group, Inc..    178,695      8,749,843            0.7%
      FirstService Corp..................    185,371     11,536,036            0.9%
      Other Securities...................                10,424,590            0.9%
                                                     --------------          ------
Total Real Estate........................                30,710,469            2.5%
                                                     --------------          ------
Utilities -- (5.4%)
      Algonquin Power & Utilities Corp...  1,268,653     12,016,910            1.0%
      Capital Power Corp.................    541,609      9,871,603            0.8%
#     Northland Power, Inc...............    661,188     11,687,826            1.0%
#     Superior Plus Corp.................    838,165      8,025,213            0.7%
      TransAlta Corp.....................  1,535,471      7,862,673            0.6%
      Other Securities...................                27,534,765            2.3%
                                                     --------------          ------
Total Utilities..........................                76,998,990            6.4%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             1,205,903,785           99.6%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             1,205,903,785
                                                     --------------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (15.0%)
(S)@  DFA Short Term Investment Fund..... 18,396,460    212,902,234           17.6%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,622,593,198)................              $1,418,806,019          117.2%
                                                     ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  117,722,013 $  1,290,792   --    $  119,012,805
  Consumer Staples............     60,691,203           --   --        60,691,203
  Energy......................    255,261,314            9   --       255,261,323
  Financials..................     72,627,843           --   --        72,627,843
  Health Care.................     24,592,836           --   --        24,592,836
  Industrials.................    148,600,052           --   --       148,600,052
  Information Technology......     64,439,362           --   --        64,439,362
  Materials...................    352,955,853       13,049   --       352,968,902
  Real Estate.................     30,710,469           --   --        30,710,469
  Utilities...................     76,998,990           --   --        76,998,990
Securities Lending Collateral.             --  212,902,234   --       212,902,234
                               -------------- ------------   --    --------------
TOTAL......................... $1,204,599,935 $214,206,084   --    $1,418,806,019
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                   PERCENTAGE
                                                           SHARES     VALUE++    OF NET ASSETS**
                                                           ------     -------    ---------------
COMMON STOCKS -- (93.6%)
BRAZIL -- (4.6%)
    Ambev SA ADR........................................  5,984,451 $ 34,290,904            0.6%
    Other Securities....................................             238,179,979            4.1%
                                                                    ------------           -----
TOTAL BRAZIL............................................             272,470,883            4.7%
                                                                    ------------           -----

CHILE -- (1.3%)
    Other Securities....................................              79,091,303            1.4%
                                                                    ------------           -----

CHINA -- (16.5%)
*   Alibaba Group Holding, Ltd. Sponsored ADR...........    599,851   69,282,791            1.2%
*   Baidu, Inc. Sponsored ADR...........................    125,455   22,610,755            0.4%
    Bank of China, Ltd. Class H......................... 63,274,181   30,606,519            0.5%
    China Construction Bank Corp. Class H............... 70,499,590   57,221,928            1.0%
    China Mobile, Ltd. Sponsored ADR....................    918,178   48,957,251            0.9%
    Industrial & Commercial Bank of China, Ltd. Class H. 68,306,185   44,526,454            0.8%
    NetEase, Inc. ADR...................................     73,351   19,466,622            0.3%
    Ping An Insurance Group Co. of China, Ltd. Class H..  4,622,500   25,988,862            0.5%
    Tencent Holdings, Ltd...............................  4,351,400  136,343,809            2.4%
    Other Securities....................................             519,944,703            8.9%
                                                                    ------------           -----
TOTAL CHINA.............................................             974,949,694           16.9%
                                                                    ------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................              24,607,143            0.4%
                                                                    ------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................               9,897,790            0.2%
                                                                    ------------           -----

EGYPT -- (0.1%)
    Other Securities....................................               7,802,832            0.1%
                                                                    ------------           -----

GREECE -- (0.2%)
    Other Securities....................................              13,702,003            0.2%
                                                                    ------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................              23,024,874            0.4%
                                                                    ------------           -----

INDIA -- (11.6%)
    HDFC Bank, Ltd......................................  1,441,144   34,551,495            0.6%
    Hindustan Unilever, Ltd.............................  1,148,145   16,667,187            0.3%
    Housing Development Finance Corp., Ltd..............  1,180,098   28,172,063            0.5%
    Infosys, Ltd........................................  1,886,232   27,012,159            0.5%
    ITC, Ltd............................................  4,896,443   21,126,769            0.4%
    Reliance Industries, Ltd............................  1,625,226   35,197,372            0.6%
    Tata Consultancy Services, Ltd......................    720,066   25,445,822            0.4%
    Other Securities....................................             496,918,898            8.6%
                                                                    ------------           -----
TOTAL INDIA.............................................             685,091,765           11.9%
                                                                    ------------           -----

INDONESIA -- (2.9%)
    Bank Central Asia Tbk PT............................ 15,447,700   20,544,529            0.4%
    Other Securities....................................             147,297,854            2.5%
                                                                    ------------           -----
TOTAL INDONESIA.........................................             167,842,383            2.9%
                                                                    ------------           -----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                               PERCENTAGE
                                                       SHARES     VALUE++    OF NET ASSETS**
                                                       ------     -------    ---------------
MALAYSIA -- (3.2%)
    Other Securities................................            $189,247,313            3.3%
                                                                ------------           -----

MEXICO -- (4.6%)
    America Movil S.A.B. de C.V. Series L........... 46,329,297   35,610,944            0.6%
    Grupo Financiero Banorte S.A.B. de C.V. Class O.  4,609,848   26,603,306            0.4%
    Grupo Mexico S.A.B. de C.V. Series B............  6,058,822   17,704,721            0.3%
#   Grupo Televisa S.A.B. Series CPO................  3,436,374   16,675,091            0.3%
    Other Securities................................             173,002,403            3.1%
                                                                ------------           -----
TOTAL MEXICO........................................             269,596,465            4.7%
                                                                ------------           -----

PERU -- (0.2%)
    Other Securities................................              14,261,752            0.3%
                                                                ------------           -----

PHILIPPINES -- (1.5%)
    Other Securities................................              89,168,404            1.6%
                                                                ------------           -----

POLAND -- (1.7%)
#   Polski Koncern Naftowy Orlen SA.................    649,675   19,415,914            0.3%
    Other Securities................................              79,741,857            1.4%
                                                                ------------           -----
TOTAL POLAND........................................              99,157,771            1.7%
                                                                ------------           -----

RUSSIA -- (1.8%)
    Gazprom PJSC Sponsored ADR......................  4,944,295   23,473,283            0.4%
    Sberbank of Russia PJSC Sponsored ADR...........  1,818,206   21,676,319            0.4%
    Other Securities................................              60,893,307            1.0%
                                                                ------------           -----
TOTAL RUSSIA........................................             106,042,909            1.8%
                                                                ------------           -----

SOUTH AFRICA -- (7.2%)
#   AngloGold Ashanti, Ltd. Sponsored ADR...........  1,637,102   18,712,076            0.3%
    Bid Corp., Ltd..................................    778,465   16,491,818            0.3%
    FirstRand, Ltd..................................  4,730,180   17,647,443            0.3%
#   MTN Group, Ltd..................................  2,516,919   23,803,309            0.4%
    Naspers, Ltd. Class N...........................    370,571   70,464,622            1.2%
#   Sasol, Ltd. Sponsored ADR.......................    778,314   23,754,143            0.4%
    Standard Bank Group, Ltd........................  2,023,352   22,468,480            0.4%
#   Steinhoff International Holdings NV.............  3,453,813   17,569,874            0.3%
    Other Securities................................             214,695,127            3.8%
                                                                ------------           -----
TOTAL SOUTH AFRICA..................................             425,606,892            7.4%
                                                                ------------           -----

SOUTH KOREA -- (16.5%)
    Hana Financial Group, Inc.......................    545,466   18,734,035            0.3%
    Hyundai Motor Co................................    181,576   22,965,170            0.4%
    KB Financial Group, Inc.........................    441,762   19,418,701            0.3%
    LG Electronics, Inc.............................    310,602   18,854,663            0.3%
    NAVER Corp......................................     37,790   26,559,711            0.5%
    Samsung Electronics Co., Ltd....................    101,911  199,789,105            3.5%
    Samsung Electronics Co., Ltd. GDR...............     52,509   51,524,207            0.9%
    Shinhan Financial Group Co., Ltd................    399,454   16,677,763            0.3%
    SK Hynix, Inc...................................    801,175   37,954,353            0.7%
    Other Securities................................             558,136,318            9.7%
                                                                ------------           -----
TOTAL SOUTH KOREA...................................             970,614,026           16.9%
                                                                ------------           -----

TAIWAN -- (14.9%)
    Hon Hai Precision Industry Co., Ltd............. 17,267,653   56,519,814            1.0%
#   Largan Precision Co., Ltd.......................    133,860   22,230,057            0.4%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                    ------      -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd................ 25,317,808 $  163,094,652            2.8%
      Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR.  1,789,031     59,163,255            1.0%
      Other Securities...........................................               574,947,338           10.0%
                                                                             --------------          ------
TOTAL TAIWAN.....................................................               875,955,116           15.2%
                                                                             --------------          ------

THAILAND -- (2.5%)
      PTT PCL....................................................  1,634,600     18,382,752            0.3%
      Other Securities...........................................               130,514,871            2.3%
                                                                             --------------          ------
TOTAL THAILAND...................................................               148,897,623            2.6%
                                                                             --------------          ------

TURKEY -- (1.3%)
      Other Securities...........................................                78,263,283            1.4%
                                                                             --------------          ------
TOTAL COMMON STOCKS..............................................             5,525,292,224           96.0%
                                                                             --------------          ------

PREFERRED STOCKS -- (2.9%)
BRAZIL -- (2.8%)
      Banco Bradesco SA..........................................  2,489,914     26,208,795            0.5%
      Itau Unibanco Holding SA...................................  4,317,027     53,397,546            0.9%
      Vale SA....................................................  2,522,202     20,867,039            0.4%
      Other Securities...........................................                63,170,926            1.0%
                                                                             --------------          ------
TOTAL BRAZIL.....................................................               163,644,306            2.8%
                                                                             --------------          ------

CHILE -- (0.0%)
      Other Securities...........................................                   471,539            0.0%
                                                                             --------------          ------

COLOMBIA -- (0.1%)
      Other Securities...........................................                 5,806,583            0.1%
                                                                             --------------          ------

INDIA -- (0.0%)
      Other Securities...........................................                   245,422            0.0%
                                                                             --------------          ------
TOTAL PREFERRED STOCKS...........................................               170,167,850            2.9%
                                                                             --------------          ------

RIGHTS/WARRANTS -- (0.0%)
TAIWAN -- (0.0%)
      Other Securities...........................................                    84,770            0.0%
                                                                             --------------          ------

THAILAND -- (0.0%)
      Other Securities...........................................                    37,666            0.0%
                                                                             --------------          ------
TOTAL RIGHTS/WARRANTS............................................                   122,436            0.0%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES......................................             5,695,582,510
                                                                             --------------

                                                                                VALUE+
                                                                                ------
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@  DFA Short Term Investment Fund............................. 17,835,440    206,409,543            3.6%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,377,646,228)........................................              $5,901,992,053          102.5%
                                                                             ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  272,470,883             --   --    $  272,470,883
  Chile.......................     41,813,686 $   37,277,617   --        79,091,303
  China.......................    258,393,582    716,556,112   --       974,949,694
  Colombia....................     24,607,143             --   --        24,607,143
  Czech Republic..............             --      9,897,790   --         9,897,790
  Egypt.......................        610,718      7,192,114   --         7,802,832
  Greece......................             --     13,702,003   --        13,702,003
  Hungary.....................             --     23,024,874   --        23,024,874
  India.......................     31,017,907    654,073,858   --       685,091,765
  Indonesia...................      6,484,710    161,357,673   --       167,842,383
  Malaysia....................             --    189,247,313   --       189,247,313
  Mexico......................    269,596,465             --   --       269,596,465
  Peru........................     14,261,752             --   --        14,261,752
  Philippines.................      2,096,191     87,072,213   --        89,168,404
  Poland......................             --     99,157,771   --        99,157,771
  Russia......................      4,533,588    101,509,321   --       106,042,909
  South Africa................     51,053,298    374,553,594   --       425,606,892
  South Korea.................     28,753,005    941,861,021   --       970,614,026
  Taiwan......................     69,665,168    806,289,948   --       875,955,116
  Thailand....................    148,897,623             --   --       148,897,623
  Turkey......................        646,083     77,617,200   --        78,263,283
Preferred Stocks
  Brazil......................    163,644,306             --   --       163,644,306
  Chile.......................             --        471,539   --           471,539
  Colombia....................      5,806,583             --   --         5,806,583
  India.......................             --        245,422   --           245,422
Rights/Warrants
  Taiwan......................             --         84,770   --            84,770
  Thailand....................             --         37,666   --            37,666
Securities Lending Collateral.             --    206,409,543   --       206,409,543
Futures Contracts**...........      1,408,077             --   --         1,408,077
                               -------------- --------------   --    --------------
TOTAL......................... $1,395,760,768 $4,507,639,362   --    $5,903,400,130
                               ============== ==============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                                               SHARES      VALUE++     OF NET ASSETS**
                                                               ------      -------     ---------------
COMMON STOCKS -- (90.4%)
BRAZIL -- (7.2%)
*   BR Malls Participacoes SA...............................  5,957,732 $   26,372,028            0.4%
    Cia Hering..............................................  1,553,736     10,779,057            0.2%
*   Cia Siderurgica Nacional SA.............................  5,120,808     12,503,351            0.2%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes.  2,823,034     11,740,221            0.2%
    EDP -- Energias do Brasil SA............................  3,186,314     13,471,853            0.2%
    Equatorial Energia SA...................................  2,114,158     38,292,700            0.6%
    Estacio Participacoes SA................................  3,477,890     19,536,800            0.3%
    Fleury SA...............................................    731,906     12,110,617            0.2%
    Localiza Rent a Car SA..................................  1,572,075     23,427,214            0.4%
    MRV Engenharia e Participacoes SA.......................  2,976,660     14,948,712            0.2%
    Multiplan Empreendimentos Imobiliarios SA...............    624,699     13,324,340            0.2%
    Qualicorp SA............................................  2,351,105     16,740,434            0.3%
*   Rumo SA.................................................  6,787,474     18,668,467            0.3%
    Smiles SA...............................................    505,800     11,001,853            0.2%
    Sul America SA..........................................  3,005,954     15,900,808            0.2%
    Totvs SA................................................  1,272,826     11,148,081            0.2%
    Transmissora Alianca de Energia Eletrica SA.............  1,918,518     13,908,130            0.2%
    Other Securities........................................               221,438,989            3.3%
                                                                        --------------           -----
TOTAL BRAZIL................................................               505,313,655            7.8%
                                                                        --------------           -----

CHILE -- (1.6%)
    Parque Arauco SA........................................  7,008,665     18,285,264            0.3%
    Other Securities........................................                91,263,732            1.4%
                                                                        --------------           -----
TOTAL CHILE.................................................               109,548,996            1.7%
                                                                        --------------           -----

CHINA -- (15.1%)
    Agile Group Holdings, Ltd............................... 13,027,500     11,643,733            0.2%
    China Everbright, Ltd...................................  6,106,000     13,948,773            0.2%
    China National Building Material Co., Ltd. Class H...... 19,622,000     13,043,664            0.2%
#   GOME Electrical Appliances Holding, Ltd................. 84,442,000     11,500,726            0.2%
#   Intime Retail Group Co., Ltd............................  9,442,000     11,944,925            0.2%
    Kingboard Chemical Holdings, Ltd........................  4,301,921     15,493,603            0.3%
    Minth Group, Ltd........................................  3,963,000     14,706,962            0.2%
    Shanghai Industrial Holdings, Ltd.......................  3,333,000     10,544,432            0.2%
    Shenzhen International Holdings, Ltd....................  7,292,722     12,242,025            0.2%
#   Sihuan Pharmaceutical Holdings Group, Ltd............... 26,984,000     11,991,715            0.2%
#   Sunac China Holdings, Ltd............................... 15,053,000     19,604,450            0.3%
*   YY, Inc. ADR............................................    220,940     10,819,432            0.2%
    Other Securities........................................               896,822,368           13.6%
                                                                        --------------           -----
TOTAL CHINA.................................................             1,054,306,808           16.2%
                                                                        --------------           -----

COLOMBIA -- (0.2%)
    Other Securities........................................                12,135,744            0.2%
                                                                        --------------           -----

GREECE -- (0.3%)
    Other Securities........................................                20,910,141            0.3%
                                                                        --------------           -----

HONG KONG -- (0.0%)
    Other Securities........................................                   456,686            0.0%
                                                                        --------------           -----

HUNGARY -- (0.1%)
    Other Securities........................................                 6,121,958            0.1%
                                                                        --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
INDIA -- (14.1%)
*   Crompton Greaves Consumer Electricals, Ltd.. 3,425,286 $   11,715,861            0.2%
    Federal Bank, Ltd........................... 8,408,191     14,100,583            0.2%
    IIFL Holdings, Ltd.......................... 1,532,495     11,384,136            0.2%
    TVS Motor Co., Ltd.......................... 1,601,124     12,289,647            0.2%
    Other Securities............................              934,753,407           14.3%
                                                           --------------           -----
TOTAL INDIA.....................................              984,243,634           15.1%
                                                           --------------           -----

INDONESIA -- (3.0%)
    Other Securities............................              213,658,046            3.3%
                                                           --------------           -----

MALAYSIA -- (3.7%)
    Other Securities............................              259,025,484            4.0%
                                                           --------------           -----

MEXICO -- (2.5%)
#   Alsea S.A.B. de C.V......................... 5,357,900     19,054,802            0.3%
    Banregio Grupo Financiero S.A.B. de C.V..... 1,983,160     11,451,083            0.2%
#   Gentera S.A.B. de C.V....................... 7,327,998     12,320,215            0.2%
#*  Industrias CH S.A.B. de C.V. Series B....... 2,193,173     11,778,318            0.2%
    Other Securities............................              122,994,739            1.8%
                                                           --------------           -----
TOTAL MEXICO....................................              177,599,157            2.7%
                                                           --------------           -----

PHILIPPINES -- (1.4%)
    Other Securities............................               96,346,056            1.5%
                                                           --------------           -----

POLAND -- (1.6%)
*   CD Projekt SA...............................   636,728     11,125,547            0.2%
    Other Securities............................              104,526,918            1.6%
                                                           --------------           -----
TOTAL POLAND....................................              115,652,465            1.8%
                                                           --------------           -----

SOUTH AFRICA -- (6.7%)
    AVI, Ltd.................................... 3,408,319     24,916,050            0.4%
    Barloworld, Ltd............................. 2,216,736     19,968,651            0.3%
    Clicks Group, Ltd........................... 2,723,654     27,373,356            0.4%
    EOH Holdings, Ltd........................... 1,098,252     11,628,003            0.2%
    Foschini Group, Ltd. (The).................. 1,886,464     22,523,749            0.4%
    Imperial Holdings, Ltd...................... 1,074,427     13,588,858            0.2%
*   Northam Platinum, Ltd....................... 3,612,389     13,415,603            0.2%
    Sappi, Ltd.................................. 2,275,007     16,895,152            0.3%
#   SPAR Group, Ltd. (The)...................... 1,162,708     15,671,335            0.2%
    Telkom SA SOC, Ltd.......................... 1,921,390     10,753,072            0.2%
    Other Securities............................              293,163,410            4.4%
                                                           --------------           -----
TOTAL SOUTH AFRICA..............................              469,897,239            7.2%
                                                           --------------           -----

SOUTH KOREA -- (12.7%)
    Other Securities............................              886,000,191           13.6%
                                                           --------------           -----

TAIWAN -- (15.5%)
    Other Securities............................            1,082,705,887           16.6%
                                                           --------------           -----

THAILAND -- (3.3%)
    Other Securities............................              230,761,783            3.6%
                                                           --------------           -----

TURKEY -- (1.4%)
    Other Securities............................               98,867,480            1.5%
                                                           --------------           -----
TOTAL COMMON STOCKS.............................            6,323,551,410           97.2%
                                                           --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
PREFERRED STOCKS -- (1.4%)
BRAZIL -- (1.3%)
       Cia Energetica de Minas Gerais..  5,514,829 $   15,428,768            0.2%
       Other Securities................                79,111,913            1.2%
                                                   --------------          ------
TOTAL BRAZIL...........................                94,540,681            1.4%
                                                   --------------          ------

CHILE -- (0.1%)
       Other Securities................                 4,064,551            0.1%
                                                   --------------          ------

COLOMBIA -- (0.0%)
       Other Securities................                 2,384,477            0.0%
                                                   --------------          ------

INDIA -- (0.0%)
       Other Securities................                   115,799            0.0%
                                                   --------------          ------
TOTAL PREFERRED STOCKS.................               101,105,508            1.5%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
       Other Securities................                    71,472            0.0%
                                                   --------------          ------

INDONESIA -- (0.0%)
       Other Securities................                    17,448            0.0%
                                                   --------------          ------

MALAYSIA -- (0.0%)
       Other Securities................                   343,860            0.0%
                                                   --------------          ------

PHILIPPINES -- (0.0%)
       Other Securities................                    27,542            0.0%
                                                   --------------          ------

SOUTH KOREA -- (0.0%)
       Other Securities................                    60,805            0.0%
                                                   --------------          ------

TAIWAN -- (0.0%)
       Other Securities................                    11,544            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                   532,671            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             6,425,189,589
                                                   --------------

                                                      VALUE+
                                                      ------
SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@   DFA Short Term Investment Fund.. 49,493,179    572,784,566            8.8%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,281,544,083)..............              $6,997,974,155          107.5%
                                                   ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
  Brazil...................... $  505,313,655             --   --    $  505,313,655
  Chile.......................      1,088,052 $  108,460,944   --       109,548,996
  China.......................     55,673,829    998,632,979   --     1,054,306,808
  Colombia....................     12,135,744             --   --        12,135,744
  Greece......................             --     20,910,141   --        20,910,141
  Hong Kong...................             --        456,686   --           456,686
  Hungary.....................             --      6,121,958   --         6,121,958
  India.......................         97,036    984,146,598   --       984,243,634
  Indonesia...................      1,583,335    212,074,711   --       213,658,046
  Malaysia....................        129,593    258,895,891   --       259,025,484
  Mexico......................    177,599,157             --   --       177,599,157
  Philippines.................             --     96,346,056   --        96,346,056
  Poland......................             --    115,652,465   --       115,652,465
  South Africa................      6,931,188    462,966,051   --       469,897,239
  South Korea.................      4,773,434    881,226,757   --       886,000,191
  Taiwan......................         87,165  1,082,618,722   --     1,082,705,887
  Thailand....................    230,211,435        550,348   --       230,761,783
  Turkey......................             --     98,867,480   --        98,867,480
Preferred Stocks
  Brazil......................     94,540,681             --   --        94,540,681
  Chile.......................             --      4,064,551   --         4,064,551
  Colombia....................      2,384,477             --   --         2,384,477
  India.......................        115,799             --   --           115,799
Rights/Warrants
  Brazil......................             --         71,472   --            71,472
  Indonesia...................             --         17,448   --            17,448
  Malaysia....................             --        343,860   --           343,860
  Philippines.................             --         27,542   --            27,542
  South Korea.................             --         60,805   --            60,805
  Taiwan......................             --         11,544   --            11,544
Securities Lending Collateral.             --    572,784,566   --       572,784,566
Futures Contracts**...........      1,040,556             --   --         1,040,556
                               -------------- --------------   --    --------------
TOTAL......................... $1,093,705,136 $5,905,309,575   --    $6,999,014,711
                               ============== ==============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                                THE JAPANESE   THE ASIA
                                                                   THE U.S. LARGE    THE DFA       SMALL     PACIFIC SMALL
                                                                     CAP VALUE    INTERNATIONAL   COMPANY       COMPANY
                                                                      SERIES*     VALUE SERIES*   SERIES*       SERIES*
                                                                   -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,404,990, $975,662,
 $348,773 and $262,689 of securities on loan,
 respectively)....................................................  $24,480,375    $11,025,504   $3,342,999   $1,626,884
Temporary Cash Investments at Value & Cost........................      288,414             --           --           --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $920,913, $942,244, $361,558 and
 $229,488)........................................................      921,032        942,324      361,553      229,531
Segregated Cash for Futures Contracts.............................        7,160          4,695           --           --
Foreign Currencies at Value.......................................           --         13,627          146        7,301
Cash..............................................................           --        114,845        7,943        2,602
Receivables:
  Investment Securities Sold......................................       22,846             --          764        3,333
  Dividends, Interest and Tax Reclaims............................       29,866         48,739       29,767        1,519
  Securities Lending Income.......................................          190          1,144          708          405
Unrealized Gain on Foreign Currency Contracts.....................           --             --            2           --
Prepaid Expenses and Other Assets.................................           27             12            3            3
                                                                    -----------    -----------   ----------   ----------
     Total Assets.................................................   25,749,910     12,150,890    3,743,885    1,871,578
                                                                    -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................      920,816        942,176      361,462      229,460
  Investment Securities Purchased.................................      104,940             --        3,783          771
  Due to Advisor..................................................        2,002          1,797          271          135
  Futures Margin Variation........................................          401            238           --           --
Accrued Expenses and Other Liabilities............................        1,158            667          212          108
                                                                    -----------    -----------   ----------   ----------
     Total Liabilities............................................    1,029,317        944,878      365,728      230,474
                                                                    -----------    -----------   ----------   ----------
NET ASSETS........................................................  $24,720,593    $11,206,012   $3,378,157   $1,641,104
                                                                    ===========    ===========   ==========   ==========
Investments at Cost...............................................  $16,752,543    $10,049,365   $2,765,471   $1,649,392
                                                                    ===========    ===========   ==========   ==========
Foreign Currencies at Cost........................................  $        --    $    13,691   $      146   $    7,320
                                                                    ===========    ===========   ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                               THE
                                              THE UNITED   CONTINENTAL THE CANADIAN                 THE EMERGING
                                             KINGDOM SMALL    SMALL       SMALL                       MARKETS
                                                COMPANY      COMPANY     COMPANY     THE EMERGING    SMALL CAP
                                                SERIES       SERIES*      SERIES    MARKETS SERIES*   SERIES*
                                             ------------- ----------- ------------ --------------- ------------
ASSETS:
Investments at Value (including $99,512,
 $617,598, $205,744, $290,124 and
 $1,021,332 of securities on loan,
 respectively)..............................  $2,098,865   $4,934,668   $1,205,904    $5,695,583     $6,425,190
Collateral from Securities on Loan Invested
 in Affiliate at Value (including cost of
 $103,496, $656,453, $212,866, $206,382
 and $572,651)..............................     103,510      656,446      212,902       206,410        572,785
Segregated Cash for Futures Contracts.......          --           --           --         1,793          2,100
Foreign Currencies at Value.................       1,478        7,704          596        39,902         53,172
Cash........................................      10,808       14,285       11,540        23,327         29,178
Receivables:
  Investment Securities Sold................       1,036        1,682        2,703         4,095          2,576
  Dividends, Interest and Tax Reclaims......      12,907       14,940          733         5,490          8,957
  Securities Lending Income.................         121        1,652          427           370          4,345
  Futures Margin Variation..................          --           --           --            54             62
Unrealized Gain on Foreign Currency
 Contracts..................................          11            2           --             1             --
Prepaid Expenses and Other Assets...........           2            4            1             6              6
                                              ----------   ----------   ----------    ----------     ----------
     Total Assets...........................   2,228,738    5,631,383    1,434,806     5,977,031      7,098,371
                                              ----------   ----------   ----------    ----------     ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........     103,492      656,374      212,835       206,377        572,625
  Investment Securities Purchased...........       2,265       10,387       10,993        12,910         17,328
  Due to Advisor............................         166          389          100           465          1,055
Unrealized Loss on Foreign Currency
 Contracts..................................           1            3            2             2              2
Accrued Expenses and Other Liabilities......         118          264           45           432            329
                                              ----------   ----------   ----------    ----------     ----------
     Total Liabilities......................     106,042      667,417      223,975       220,186        591,339
                                              ----------   ----------   ----------    ----------     ----------
NET ASSETS..................................  $2,122,696   $4,963,966   $1,210,831    $5,756,845     $6,507,032
                                              ==========   ==========   ==========    ==========     ==========
Investments at Cost.........................  $1,762,128   $3,671,841   $1,409,727    $4,171,265     $5,708,893
                                              ==========   ==========   ==========    ==========     ==========
Foreign Currencies at Cost..................  $    1,468   $    7,694   $      594    $   39,522     $   53,051
                                              ==========   ==========   ==========    ==========     ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                        THE JAPANESE   THE ASIA
                                                               THE U.S.      THE DFA       SMALL     PACIFIC SMALL
                                                              LARGE CAP   INTERNATIONAL   COMPANY       COMPANY
                                                             VALUE SERIES VALUE SERIES     SERIES       SERIES
                                                             ------------ ------------- ------------ -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $1, $14,368,
   $3,918 and $506, respectively)#..........................  $  259,498   $  162,876     $ 35,781      $22,117
  Income from Securities Lending............................       1,279        5,087        3,424        2,360
                                                              ----------   ----------     --------      -------
     Total Investment Income................................     260,777      167,963       39,205       24,477
                                                              ----------   ----------     --------      -------
EXPENSES
  Investment Management Fees................................      11,654       10,383        1,573          776
  Accounting & Transfer Agent Fees..........................         536          244           74           41
  Custodian Fees............................................         110          423          251          153
  Shareholders' Reports.....................................          19            9            3            1
  Directors'/Trustees' Fees & Expenses......................         113           50           15            8
  Professional Fees.........................................         170           94           27           14
  Other.....................................................         263          154           52           27
                                                              ----------   ----------     --------      -------
     Total Expenses.........................................      12,865       11,357        1,995        1,020
                                                              ----------   ----------     --------      -------
  Fees Paid Indirectly (Note C).............................          --         (292)         (18)          (8)
                                                              ----------   ----------     --------      -------
  Net Expenses..............................................      12,865       11,065        1,977        1,012
                                                              ----------   ----------     --------      -------
  NET INVESTMENT INCOME (LOSS)..............................     247,912      156,898       37,228       23,465
                                                              ----------   ----------     --------      -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................     800,632      (11,728)      30,970       25,519
    Futures.................................................      14,271        8,027           --           --
    Foreign Currency Transactions...........................          --       (3,521)      (2,331)        (461)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............   2,137,765      986,251      153,107       28,041
    Futures.................................................       5,258        3,401           --           --
    Translation of Foreign Currency Denominated Amounts.....          --        1,063          682          (15)
                                                              ----------   ----------     --------      -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................   2,957,926      983,493      182,428       53,084
                                                              ----------   ----------     --------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $3,205,838   $1,140,391     $219,656      $76,549
                                                              ==========   ==========     ========      =======

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                    THE UNITED     THE
                                                     KINGDOM   CONTINENTAL THE CANADIAN              THE EMERGING
                                                      SMALL       SMALL       SMALL     THE EMERGING   MARKETS
                                                     COMPANY     COMPANY     COMPANY      MARKETS     SMALL CAP
                                                      SERIES     SERIES       SERIES       SERIES       SERIES
                                                    ---------- ----------- ------------ ------------ ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
   $29, $6,775, $1,680, $5,475 and $4,297,
   respectively)#..................................  $ 35,116   $ 45,764     $ 9,568      $ 42,192     $ 39,086
  Income from Securities Lending...................       507      6,784       2,352         2,082       21,556
                                                     --------   --------     -------      --------     --------
     Total Investment Income.......................    35,623     52,548      11,920        44,274       60,642
                                                     --------   --------     -------      --------     --------
EXPENSES
  Investment Management Fees.......................       912      2,159         527         2,589        5,770
  Accounting & Transfer Agent Fees.................        44        104          24           124          138
  Custodian Fees...................................        49        317          30           981        1,433
  Shareholders' Reports............................         2          4           1             4            5
  Directors'/Trustees' Fees & Expenses.............         9         21           5            25           27
  Professional Fees................................        17         38           8            81           88
  Other............................................        31         76          14            81           93
                                                     --------   --------     -------      --------     --------
     Total Expenses................................     1,064      2,719         609         3,885        7,554
                                                     --------   --------     -------      --------     --------
  Fees Paid Indirectly (Note C)....................       (14)       (36)        (24)          (66)        (122)
                                                     --------   --------     -------      --------     --------
  Net Expenses.....................................     1,050      2,683         585         3,819        7,432
                                                     --------   --------     -------      --------     --------
  NET INVESTMENT INCOME (LOSS).....................    34,573     49,865      11,335        40,455       53,210
                                                     --------   --------     -------      --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................    19,709     54,963         158       (19,021)      16,948
    Futures........................................        --         --          --         2,422        3,170
    Foreign Currency Transactions..................      (145)       360         100           111          758
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................   301,413    658,587      27,773       474,245      527,025
    Futures........................................        --         --          --         1,674          752
    Translation of Foreign Currency Denominated
     Amounts.......................................       424         56           8           (54)         (67)
                                                     --------   --------     -------      --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..........   321,401    713,966      28,039       459,377      548,586
                                                     --------   --------     -------      --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................  $355,974   $763,831     $39,374      $499,832     $601,796
                                                     ========   ========     =======      ========     ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                            THE U.S. LARGE CAP      THE DFA INTERNATIONAL     THE JAPANESE SMALL
                                               VALUE SERIES              VALUE SERIES           COMPANY SERIES
                                         ------------------------  -----------------------  ----------------------
                                         SIX MONTHS       YEAR     SIX MONTHS      YEAR     SIX MONTHS     YEAR
                                            ENDED        ENDED        ENDED       ENDED        ENDED      ENDED
                                          APRIL 30,     OCT. 31,    APRIL 30,    OCT. 31,    APRIL 30,   OCT. 31,
                                            2017          2016        2017         2016        2017        2016
                                         -----------  -----------  -----------  ----------  ----------- ----------
                                         (UNAUDITED)               (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......... $   247,912  $   464,438  $   156,898  $  332,006  $   37,228  $   54,226
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........     800,632      567,193      (11,728)   (261,808)     30,970     122,152
    Futures.............................      14,271       21,037        8,027       5,988          --          --
    Foreign Currency
     Transactions.......................          --           --       (3,521)      5,590      (2,331)      2,170
    Forward Currency Contracts..........          --           --           --           8          --         (36)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency...................   2,137,765      (57,128)     986,251     (32,753)    153,107     214,787
    Futures.............................       5,258       (3,872)       3,401        (852)         --          --
    Translation of Foreign Currency
     Denominated Amounts................          --           --        1,063        (908)        682        (688)
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................   3,205,838      991,668    1,140,391      47,271     219,656     392,611
                                         -----------  -----------  -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions.........................   1,266,304    1,812,211      706,688   1,394,282     120,920     224,138
  Withdrawals...........................    (668,117)    (981,368)    (370,607)   (939,918)    (95,013)   (115,843)
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest..........     598,187      830,843      336,081     454,364      25,907     108,295
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets........................   3,804,025    1,822,511    1,476,472     501,635     245,563     500,906
NET ASSETS
  Beginning of Period...................  20,916,568   19,094,057    9,729,540   9,227,905   3,132,594   2,631,688
                                         -----------  -----------  -----------  ----------  ----------  ----------
  End of Period......................... $24,720,593  $20,916,568  $11,206,012  $9,729,540  $3,378,157  $3,132,594
                                         ===========  ===========  ===========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           THE ASIA PACIFIC SMALL  THE UNITED KINGDOM SMALL  THE CONTINENTAL SMALL
                                               COMPANY SERIES          COMPANY SERIES           COMPANY SERIES
                                           ----------------------  ----------------------   ----------------------
                                           SIX MONTHS     YEAR     SIX MONTHS      YEAR     SIX MONTHS     YEAR
                                              ENDED      ENDED        ENDED       ENDED        ENDED      ENDED
                                            APRIL 30,   OCT. 31,    APRIL 30,    OCT. 31,    APRIL 30,   OCT. 31,
                                              2017        2016        2017         2016        2017        2016
                                           ----------- ----------  -----------  ----------  ----------- ----------
                                           (UNAUDITED)             (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   23,465  $   55,379  $   34,573   $   79,465  $   49,865  $   98,312
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........     25,519      (8,246)     19,709       71,244      54,963     122,507
    Futures...............................         --          --          --           --          --         687
    Foreign Currency Transactions.........       (461)        309        (145)      (1,277)        360        (394)
    Forward Currency Contracts............         --         (18)         --           --          --          (5)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     28,041     168,801     301,413     (469,059)    658,587      27,064
    Futures...............................         --          --          --           --          --          19
    Translation of Foreign Currency
     Denominated Amounts..................        (15)         22         424         (215)         56         (32)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     76,549     216,247     355,974     (319,842)    763,831     248,158
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................     48,524     137,711      90,326      112,811     101,189     441,553
  Withdrawals.............................    (39,705)    (26,496)     (7,069)    (193,617)    (48,979)   (195,529)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............      8,819     111,215      83,257      (80,806)     52,210     246,024
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................     85,368     327,462     439,231     (400,648)    816,041     494,182
NET ASSETS
  Beginning of Period.....................  1,555,736   1,228,274   1,683,465    2,084,113   4,147,925   3,653,743
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Period........................... $1,641,104  $1,555,736  $2,122,696   $1,683,465  $4,963,966  $4,147,925
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                            THE CANADIAN SMALL    THE EMERGING MARKETS    THE EMERGING MARKETS
                                              COMPANY SERIES             SERIES             SMALL CAP SERIES
                                           --------------------  ----------------------  ----------------------
                                           SIX MONTHS    YEAR    SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                              ENDED     ENDED       ENDED      ENDED        ENDED      ENDED
                                            APRIL 30,  OCT. 31,   APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                              2017       2016       2017        2016        2017        2016
                                           ----------- --------  ----------- ----------  ----------- ----------
                                           (UNAUDITED)           (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   11,335  $ 18,822  $   40,455  $  110,781  $   53,210  $  144,191
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........        158   (24,152)    (19,021)   (106,229)     16,948     140,851
    Futures...............................         --        --       2,422       5,752       3,170       4,055
    Foreign Currency Transactions.........        100       229         111         975         758         457
    Forward Currency Contracts............         --        --          --          (4)         --        (116)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................     27,773   135,836     474,245     512,891     527,025     400,224
    Futures...............................         --        --       1,674        (266)        752         289
    Translation of Foreign Currency
     Denominated Amounts..................          8        (6)        (54)        207         (67)        586
                                           ----------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................     39,374   130,729     499,832     524,107     601,796     690,537
                                           ----------  --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    238,636   187,903     371,644     471,019     692,553     448,086
  Withdrawals.............................       (443)   (8,500)   (112,362)   (400,950)   (302,964)   (521,283)
                                           ----------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    238,193   179,403     259,282      70,069     389,589     (73,197)
                                           ----------  --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    277,567   310,132     759,114     594,176     991,385     617,340
NET ASSETS
  Beginning of Period.....................    933,264   623,132   4,997,731   4,403,555   5,515,647   4,898,307
                                           ----------  --------  ----------  ----------  ----------  ----------
  End of Period........................... $1,210,831  $933,264  $5,756,845  $4,997,731  $6,507,032  $5,515,647
                                           ==========  ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $68, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                   THE U.S. LARGE CAP VALUE SERIES
                                           --------------------------------------------------------------------------------
                                             SIX MONTHS        YEAR         YEAR         YEAR         YEAR         YEAR
                                                ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                              APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                2017           2016         2015         2014         2013         2012
                                           --------------------------------------------------------------------------------
                                             (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
Total Return..............................       15.29%(D)        4.75%        1.32%       15.67%       35.68%       18.31%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $24,720,593     $20,916,568  $19,094,057  $18,376,682  $14,838,988  $10,589,152
Ratio of Expenses to Average Net Assets...        0.11%(E)        0.11%        0.11%        0.11%        0.11%        0.12%
Ratio of Net Investment Income to Average
 Net Assets...............................        2.13%(E)        2.39%        2.20%        1.90%        1.98%        2.15%
Portfolio Turnover Rate...................           9%(D)          15%          16%          15%          15%          10%
---------------------------------------------------------------------------------------------------------------------------

                                                                 THE DFA INTERNATIONAL VALUE SERIES
                                           ------------------------------------------------------------------------------
                                             SIX MONTHS        YEAR         YEAR         YEAR        YEAR        YEAR
                                                ENDED         ENDED        ENDED        ENDED       ENDED       ENDED
                                              APRIL 30,      OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                2017           2016         2015         2014        2013        2012
                                           ------------------------------------------------------------------------------
                                             (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------
Total Return..............................       11.53%(D)      (0.10)%      (5.35)%      (0.72)%      28.18%       3.17%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $11,206,012     $9,729,540   $9,227,905   $9,343,666   $8,792,130  $7,238,249
Ratio of Expenses to Average Net Assets...        0.22%(E)       0.22%        0.22%        0.22%        0.22%       0.24%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........        0.22%(E)       0.22%        0.22%        0.22%        0.22%       0.24%
Ratio of Net Investment Income to Average
 Net Assets...............................        3.02%(E)       3.72%        3.31%        4.50%        3.20%       3.75%
Portfolio Turnover Rate...................           8%(D)         17%          21%          17%          15%         14%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                               THE JAPANESE SMALL COMPANY SERIES
                                           --------------------------------------------------------------------------
                                            SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                               ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                             APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                               2017          2016        2015        2014        2013        2012
                                           --------------------------------------------------------------------------
                                            (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------
Total Return..............................       7.11%(D)      14.53%       9.04%       2.46%      30.62%       0.54%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $3,378,157     $3,132,594  $2,631,688  $2,505,409  $2,281,624  $1,686,731
Ratio of Expenses to Average Net Assets...       0.13%(E)       0.13%       0.13%       0.13%       0.14%       0.15%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.13%(E)       0.13%       0.13%       0.13%       0.14%       0.15%
Ratio of Net Investment Income to Average
 Net Assets...............................       2.37%(E)       1.99%       1.69%       1.71%       1.87%       2.17%
Portfolio Turnover Rate...................          4%(D)         10%          6%          9%         16%          7%
---------------------------------------------------------------------------------------------------------------------

                                                              THE ASIA PACIFIC SMALL COMPANY SERIES
                                           ----------------------------------------------------------------------------
                                            SIX MONTHS       YEAR         YEAR         YEAR        YEAR        YEAR
                                               ENDED        ENDED        ENDED        ENDED       ENDED       ENDED
                                             APRIL 30,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                               2017          2016         2015         2014        2013        2012
                                           ----------------------------------------------------------------------------
                                            (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------
Total Return..............................       5.06%(D)      16.69%     (11.83)%      (3.46)%      10.97%       7.48%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $1,641,104     $1,555,736  $1,228,274   $1,453,786   $1,265,498  $1,003,860
Ratio of Expenses to Average Net Assets...       0.13%(E)       0.13%       0.13%        0.13%        0.15%       0.16%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.13%(E)       0.13%       0.13%        0.13%        0.15%       0.16%
Ratio of Net Investment Income to Average
 Net Assets...............................       3.03%(E)       4.00%       4.17%        3.96%        4.64%       4.26%
Portfolio Turnover Rate...................          8%(D)         10%          7%           7%           9%         18%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                             THE UNITED KINGDOM SMALL COMPANY SERIES
                                           ---------------------------------------------------------------------------
                                            SIX MONTHS        YEAR        YEAR        YEAR        YEAR        YEAR
                                               ENDED         ENDED       ENDED       ENDED       ENDED       ENDED
                                             APRIL 30,      OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                               2017           2016        2015        2014        2013        2012
                                           ---------------------------------------------------------------------------
                                            (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
Total Return..............................      20.72%(D)     (15.82)%       9.95%       1.22%      37.42%      23.41%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $2,122,696     $1,683,465   $2,084,113  $1,995,898  $1,988,287  $1,464,838
Ratio of Expenses to Average Net Assets...       0.12%(E)       0.12%        0.11%       0.11%       0.12%       0.13%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.12%(E)       0.12%        0.11%       0.11%       0.12%       0.13%
Ratio of Net Investment Income to Average
 Net Assets...............................       3.79%(E)       4.36%        3.44%       2.98%       3.29%       3.37%
Portfolio Turnover Rate...................          3%(D)         15%          10%          8%         17%          6%
----------------------------------------------------------------------------------------------------------------------

                                                              THE CONTINENTAL SMALL COMPANY SERIES
                                           ---------------------------------------------------------------------------
                                            SIX MONTHS       YEAR        YEAR         YEAR        YEAR        YEAR
                                               ENDED        ENDED       ENDED        ENDED       ENDED       ENDED
                                             APRIL 30,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                               2017          2016        2015         2014        2013        2012
                                           ---------------------------------------------------------------------------
                                            (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
Total Return..............................      18.38%(D)       6.10%       9.81%      (2.25)%      43.67%       2.29%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $4,963,966     $4,147,925  $3,653,743  $3,152,277   $3,217,766  $2,245,179
Ratio of Expenses to Average Net Assets...       0.12%(E)       0.13%       0.13%       0.13%        0.14%       0.16%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.13%(E)       0.13%       0.13%       0.13%        0.14%       0.16%
Ratio of Net Investment Income to Average
 Net Assets...............................       2.31%(E)       2.49%       2.44%       2.40%        2.67%       3.15%
Portfolio Turnover Rate...................          5%(D)          9%         14%         13%          13%          9%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                          THE CANADIAN SMALL COMPANY SERIES
                                                         -------------------------------------------------------------------
                                                           SIX MONTHS     YEAR       YEAR       YEAR      YEAR       YEAR
                                                             ENDED       ENDED      ENDED      ENDED     ENDED      ENDED
                                                           APRIL 30,    OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,   OCT. 31,
                                                              2017        2016       2015       2014      2013       2012
                                                         -------------------------------------------------------------------
                                                         (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------------
Total Return............................................       5.00%(D)    20.77%   (25.00)%    (3.83)%     5.71%    (2.51)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................... $1,210,831     $933,264  $623,132   $849,429   $741,204  $689,086
Ratio of Expenses to Average Net Assets.................       0.11%(E)     0.12%     0.12%      0.12%      0.13%     0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees
 Paid Indirectly).......................................       0.12%(E)     0.12%     0.12%      0.12%      0.13%     0.15%
Ratio of Net Investment Income to Average Net Assets....       2.15%(E)     2.52%     2.73%      2.42%      2.99%     2.29%
Portfolio Turnover Rate.................................          4%(D)        8%       18%         5%        14%       22%
----------------------------------------------------------------------------------------------------------------------------

                                                                   THE EMERGING MARKETS SERIES
                                           ---------------------------------------------------------------------------
                                             SIX MONTHS      YEAR         YEAR        YEAR        YEAR        YEAR
                                               ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                             APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                2017         2016         2015        2014        2013        2012
                                           ---------------------------------------------------------------------------
                                           (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
Total Return..............................       9.41%(D)      11.44%     (14.86)%       1.74%       6.99%       4.55%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $5,756,845     $4,997,731  $4,403,555   $4,185,451  $3,766,160  $2,913,307
Ratio of Expenses to Average Net Assets...       0.15%(E)       0.15%       0.16%        0.15%       0.16%       0.20%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.15%(E)       0.15%       0.16%        0.15%       0.16%       0.20%
Ratio of Net Investment Income to Average
 Net Assets...............................       1.56%(E)       2.45%       2.39%        2.51%       2.38%       2.55%
Portfolio Turnover Rate...................          1%(D)          5%          9%           5%          4%          5%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                              THE EMERGING MARKETS SMALL CAP SERIES
                                           ---------------------------------------------------------------------------
                                             SIX MONTHS      YEAR         YEAR        YEAR        YEAR        YEAR
                                               ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                             APRIL 30,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                2017         2016         2015        2014        2013        2012
                                           ---------------------------------------------------------------------------
                                           (UNAUDITED)
----------------------------------------------------------------------------------------------------------------------
Total Return..............................      10.08%(D)      14.45%      (9.42)%       5.60%       9.41%       7.19%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $6,507,032     $5,515,647  $4,898,307   $4,921,438  $4,091,523  $2,953,350
Ratio of Expenses to Average Net Assets...       0.26%(E)       0.26%       0.26%        0.26%       0.29%       0.36%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).........       0.26%(E)       0.26%       0.27%        0.26%       0.29%       0.36%
Ratio of Net Investment Income to Average
 Net Assets...............................       1.84%(E)       2.89%       2.62%        2.48%       2.37%       2.48%
Portfolio Turnover Rate...................          6%(D)         18%         18%           9%         11%         13%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DOMESTIC EQUITY PORTFOLIO        INTERNATIONAL EQUITY PORTFOLIOS
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2017, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the six months ended April 30, 2017, expenses reduced were as follows (amounts in thousands):

                                                       FEES PAID
                                                       INDIRECTLY
                                                       ----------
              The DFA International Value Series......    $292
              The Japanese Small Company Series.......      18
              The Asia Pacific Small Company Series...       8
              The United Kingdom Small Company Series.      14
              The Continental Small Company Series....      36
              The Canadian Small Company Series.......      24
              The Emerging Markets Series.............      66
              The Emerging Markets Small Cap Series...     122

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2017, the total related amounts paid by the Trust to the CCO were $42 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2017, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $553
                 The DFA International Value Series......  354
                 The Japanese Small Company Series.......   85
                 The Asia Pacific Small Company Series...   44
                 The United Kingdom Small Company Series.   56
                 The Continental Small Company Series....  108
                 The Canadian Small Company Series.......   26
                 The Emerging Markets Series.............  138
                 The Emerging Markets Small Cap Series...  115

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Series' transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands), were as follows:

                                                  PURCHASES    SALES
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $2,909,117 $2,060,806
         The DFA International Value Series......  1,120,394    791,279
         The Japanese Small Company Series.......    178,785    127,844
         The Asia Pacific Small Company Series...    157,386    124,684
         The United Kingdom Small Company Series.    148,543     48,625
         The Continental Small Company Series....    306,903    225,291
         The Canadian Small Company Series.......    293,679     42,758
         The Emerging Markets Series.............    361,319     67,294
         The Emerging Markets Small Cap Series...    785,027    371,213

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    NET
                                                                                 UNREALIZED
                                          FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                          TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $17,961,870  $8,223,481   $(495,529)    $7,727,952
The DFA International Value Series......  10,991,609   1,800,145    (823,925)       976,220
The Japanese Small Company Series.......   3,127,029     812,799    (235,276)       577,523
The Asia Pacific Small Company Series...   1,878,880     349,009    (371,474)       (22,465)
The United Kingdom Small Company Series.   1,865,624     524,507    (187,757)       336,750
The Continental Small Company Series....   4,328,294   1,676,933    (414,113)     1,262,820
The Canadian Small Company Series.......   1,622,593     160,757    (364,544)      (203,787)
The Emerging Markets Series.............   4,377,646   1,844,395    (320,049)     1,524,346
The Emerging Markets Small Cap Series...   6,281,544   1,505,625    (789,195)       716,430

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. FUTURES CONTRACTS: The Series noted below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2017, the following Series had outstanding futures contracts (dollar amounts in thousands):

                                                  EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                               DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                          ----------------------- ---------- --------- -------- ----------- ----------
The U.S. Large Cap Value
  Series................. S&P 500 Emini Index(R)   06/16/17    1,432   $170,444   $1,386      $7,160
                                                                       --------   ------      ------
                                                                       $170,444   $1,386      $7,160
                                                                       ========   ======      ======

                                                EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                       ------------------------ ---------- --------- -------- ----------- ----------
The DFA International
  Value Series........ MINI MSCI EAFE Index(R)   06/16/17     381    $ 34,743   $1,626      $2,995
The DFA International
  Value Series........ S&P 500 Emini Index(R)    06/16/17     619      73,677      923       1,700
                                                                     --------   ------      ------
                                                                     $108,420   $2,549      $4,695
                                                                     ========   ======      ======

                                               EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                            DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      ------------------------ ---------- --------- -------- ----------- ----------
The Emerging Markets
  Series............. MINI MSCI EAFE Index(R)   06/16/17     559    $27,363    $1,208      $1,538
The Emerging Markets
  Series............. S&P 500 Emini Index(R)    06/16/17     135     16,068       200         255
                                                                    -------    ------      ------
                                                                    $43,431    $1,408      $1,793
                                                                    =======    ======      ======

                                               EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                            DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      ------------------------ ---------- --------- -------- ----------- ----------
The Emerging Markets
  Small Cap Series... MINI MSCI EAFE Index(R)   06/16/17     650    $31,818    $  901      $1,818
The Emerging Markets
  Small Cap Series... S&P 500 Emini Index(R)    06/16/17     160     19,044       140         282
                                                                    -------    ------      ------
                                                                    $50,862    $1,041      $2,100
                                                                    =======    ======      ======

   3. FORWARD CURRENCY CONTRACTS: The International Equity Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk).

   The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2017, the International Equity Portfolios had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017 (amounts in thousands):

                                                       FUTURES
                                                       --------
                The U.S. Large Cap Value Series....... $161,124
                The DFA International Value Series....   87,112
                The Emerging Markets Series...........   41,128
                The Emerging Markets Small Cap Series.   39,989

   The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of April 30, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures
                                          Margin Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of April 30, 2017 (amounts in thousands):

                                                ASSET DERIVATIVES VALUE
                                               -------------------------
                                                TOTAL VALUE
                                                     AT         EQUITY
                                               APRIL 30, 2017 CONTRACTS*
        -                                      -------------- ----------
        The U.S. Large Cap Value Series.......     $1,386       $1,386
        The DFA International Value Series....      2,549        2,549
        The Emerging Markets Series...........      1,408        1,408
        The Emerging Markets Small Cap Series.      1,041        1,041

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the six months ended April 30, 2017:

           DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
           ---------------   --------------------------------------
           Equity contracts  Net Realized Gain (Loss) on: Futures
                             Change in Unrealized Appreciation
                               (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the six months ended April 30, 2017 (amounts in thousands):

                                                   REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                                   -----------------------
                                                                      EQUITY
                                                    TOTAL            CONTRACTS
                                                    -------          ---------
            The U.S. Large Cap Value Series....... $14,271            $14,271
            The DFA International Value Series....   8,027              8,027
            The Emerging Markets Series...........   2,422              2,422
            The Emerging Markets Small Cap Series.   3,170              3,170

                                                   CHANGE IN UNREALIZED
                                                   APPRECIATION (DEPRECIATION) ON
                                                      DERIVATIVES
                                                   -----------------------
                                                                      EQUITY
                                                    TOTAL            CONTRACTS
                                                    -------          ---------
            The U.S. Large Cap Value Series....... $ 5,258            $ 5,258
            The DFA International Value Series....   3,401              3,401
            The Emerging Markets Series...........   1,674              1,674
            The Emerging Markets Small Cap Series.     752                752

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the six months ended April 30, 2017, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                           WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                            AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                         INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                         ------------- ------------ ------------ -------- ---------------
The Japanese Small Company Series.......     1.16%       $25,222         1         $ 1        $25,222
The Asia Pacific Small Company Series...     1.30%           856         7          --          4,883
The Emerging Markets Series.............     1.66%         7,009         4           1          7,564
The Emerging Markets Small Cap Series...     1.16%        31,663         5           5         35,873

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2017, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the six months ended April 30, 2017.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2017, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2017, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

                                                                      REALIZED
PORTFOLIO                                          PURCHASES  SALES  GAIN (LOSS)
---------                                          --------- ------- -----------
The U.S. Large Cap Value Series................... $265,085  $95,910   $24,946
The DFA International Value Series................   69,722   26,653     3,611
The Japanese Small Company Series.................   10,372    5,027     1,664
The Asia Pacific Small Company Series.............   15,454   24,449    10,015
The Continental Small Company Series..............   20,078      413       226
The Canadian Small Company Series.................   28,182    3,735     1,778
The Emerging Markets Series.......................    3,304      584       (32)
The Emerging Markets Small Cap Series.............    1,567    2,795       (93)

J. SECURITIES LENDING:

   As of April 30, 2017, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. Government Agency Securities as follows (amounts in thousands):

                                                         MARKET
                                                         VALUE
                                                        --------
               The U.S. Large Cap Value Series......... $530,878
               The DFA International Value Series......   92,262
               The Japanese Small Company Series.......   18,295
               The Asia Pacific Small Company Series...   55,261
               The United Kingdom Small Company Series.    1,828
               The Continental Small Company Series....   16,574
               The Canadian Small Company Series.......    4,192
               The Emerging Markets Series.............  100,946
               The Emerging Markets Small Cap Series...  519,871

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                             REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                           AS OF APRIL 30, 2017
                                         ---------------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                         ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
Common Stocks, Rights/Warrants.......... $921,031,983     --         --         --    $921,031,983
THE DFA INTERNATIONAL VALUE SERIES
Common Stocks...........................  942,324,037     --         --         --     942,324,037
THE JAPANESE SMALL COMPANY SERIES
Common Stocks...........................  361,553,180     --         --         --     361,553,180
THE ASIA PACIFIC SMALL COMPANY SERIES
Common Stocks...........................  229,531,178     --         --         --     229,531,178
THE UNITED KINGDOM SMALL COMPANY SERIES
Common Stocks...........................  103,509,904     --         --         --     103,509,904
THE CONTINENTAL SMALL COMPANY SERIES
Common Stocks, Preferred Stocks, Rights/
  Warrants..............................  656,445,884     --         --         --     656,445,884
THE CANADIAN SMALL COMPANY SERIES
Common Stocks...........................  212,902,234     --         --         --     212,902,234
THE EMERGING MARKETS SERIES
Common Stocks, Preferred Stocks.........  206,409,543     --         --         --     206,409,543
THE EMERGING MARKETS SMALL CAP SERIES
Common Stocks, Rights/Warrants..........  572,784,566     --         --         --     572,784,566

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits").

The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                 SIX MONTHS ENDED APRIL 30, 2017
EXPENSE TABLES
                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         11/01/16  04/30/17    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,117.20    0.15%    $0.79
Hypothetical 5% Annual Return........... $1,000.00 $1,024.05    0.15%    $0.75

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              Consumer Discretionary.......................   9.8%
              Consumer Staples.............................   3.7%
              Energy.......................................  13.5%
              Financials...................................  29.5%
              Health Care..................................   0.5%
              Industrials..................................   9.5%
              Information Technology.......................   9.3%
              Materials....................................  16.6%
              Real Estate..................................   3.8%
              Telecommunication Services...................   2.1%
              Utilities....................................   1.7%
                                                            -----
                                                            100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)


                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (93.3%)
BRAZIL -- (4.5%)
    Banco do Brasil SA..................................  10,075,902 $  104,281,086            0.6%
#*  Petroleo Brasileiro SA Sponsored ADR................  13,222,607    119,135,689            0.7%
#   Vale SA Sponsored ADR...............................  15,719,950    134,877,171            0.8%
    Other Securities....................................                480,811,721            2.5%
                                                                     --------------           -----
TOTAL BRAZIL............................................                839,105,667            4.6%
                                                                     --------------           -----

CHILE -- (1.5%)
    Other Securities....................................                270,178,358            1.5%
                                                                     --------------           -----

CHINA -- (15.6%)
    Agricultural Bank of China, Ltd. Class H............ 193,470,000     89,187,746            0.5%
    Bank of China, Ltd. Class H......................... 530,032,817    256,383,559            1.4%
    China Construction Bank Corp. Class H............... 692,941,101    562,434,840            3.1%
#   China Petroleum & Chemical Corp. ADR................   1,186,244     96,524,658            0.5%
    China Petroleum & Chemical Corp. Class H............ 113,079,575     91,826,660            0.5%
#   China Unicom Hong Kong, Ltd. ADR....................   7,214,458     93,643,665            0.5%
    CNOOC, Ltd..........................................  94,928,000    110,742,711            0.6%
    Industrial & Commercial Bank of China, Ltd. Class H. 422,838,996    275,634,207            1.5%
    Other Securities....................................              1,327,183,029            7.4%
                                                                     --------------           -----
TOTAL CHINA.............................................              2,903,561,075           16.0%
                                                                     --------------           -----

COLOMBIA -- (0.2%)
    Other Securities....................................                 37,369,397            0.2%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                 45,438,831            0.3%
                                                                     --------------           -----

GREECE -- (0.0%)
    Other Securities....................................                  5,026,537            0.0%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                    657,362            0.0%
                                                                     --------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................                 75,633,104            0.4%
                                                                     --------------           -----

INDIA -- (13.2%)
    Axis Bank, Ltd......................................  10,438,329     82,548,856            0.5%
    ICICI Bank, Ltd. Sponsored ADR......................  15,273,207    130,891,384            0.7%
    JSW Steel, Ltd......................................  21,000,680     65,028,399            0.4%
    Larsen & Toubro, Ltd................................   2,848,876     77,425,164            0.4%
    Reliance Industries, Ltd............................  18,507,130    400,807,236            2.2%
    Tata Motors, Ltd....................................  14,885,959    106,304,729            0.6%
    Other Securities....................................              1,589,470,223            8.7%
                                                                     --------------           -----
TOTAL INDIA.............................................              2,452,475,991           13.5%
                                                                     --------------           -----

INDONESIA -- (2.8%)
    Bank Mandiri Persero Tbk PT.........................  91,588,731     80,150,276            0.5%
    Other Securities....................................                445,358,921            2.4%
                                                                     --------------           -----
TOTAL INDONESIA.........................................                525,509,197            2.9%
                                                                     --------------           -----

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
MALAYSIA -- (3.2%)
    Other Securities....................................             $  597,862,018            3.3%
                                                                     --------------           -----

MEXICO -- (4.5%)
*   Cemex S.A.B. de C.V. Sponsored ADR..................  12,864,884    118,614,231            0.7%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   1,385,477    124,748,349            0.7%
    Grupo Financiero Banorte S.A.B. de C.V. Class O.....  20,219,961    116,688,839            0.7%
    Grupo Mexico S.A.B. de C.V. Series B................  37,181,013    108,648,094            0.6%
    Other Securities....................................                361,580,642            1.9%
                                                                     --------------           -----
TOTAL MEXICO............................................                830,280,155            4.6%
                                                                     --------------           -----

PHILIPPINES -- (1.1%)
    Other Securities....................................                196,045,242            1.1%
                                                                     --------------           -----

POLAND -- (1.7%)
    Polski Koncern Naftowy Orlen SA.....................   2,865,816     85,646,571            0.5%
    Other Securities....................................                223,047,825            1.2%
                                                                     --------------           -----
TOTAL POLAND............................................                308,694,396            1.7%
                                                                     --------------           -----

RUSSIA -- (1.9%)
    Gazprom PJSC Sponsored ADR..........................  46,263,845    219,639,871            1.2%
    Lukoil PJSC Sponsored ADR...........................   1,526,223     75,756,583            0.4%
    Other Securities....................................                 57,956,629            0.3%
                                                                     --------------           -----
TOTAL RUSSIA............................................                353,353,083            1.9%
                                                                     --------------           -----

SOUTH AFRICA -- (6.6%)
    MTN Group, Ltd......................................  12,557,642    118,761,642            0.7%
#   Sasol, Ltd..........................................   4,145,981    127,052,974            0.7%
#   Standard Bank Group, Ltd............................  16,569,484    183,997,209            1.0%
#   Steinhoff International Holdings NV.................  24,951,223    126,929,236            0.7%
    Other Securities....................................                673,803,118            3.7%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,230,544,179            6.8%
                                                                     --------------           -----

SOUTH KOREA -- (15.9%)
    Hana Financial Group, Inc...........................   3,032,933    104,166,099            0.6%
    Hyundai Mobis Co., Ltd..............................     577,165    112,559,026            0.6%
    Hyundai Motor Co....................................   1,860,186    235,270,558            1.3%
#   KB Financial Group, Inc. ADR........................   2,938,163    127,721,945            0.7%
    Kia Motors Corp.....................................   3,369,529    103,144,562            0.6%
#   LG Electronics, Inc.................................   1,692,217    102,723,685            0.6%
    POSCO...............................................     567,616    134,004,439            0.8%
#   POSCO Sponsored ADR.................................   1,500,406     88,553,962            0.5%
    Shinhan Financial Group Co., Ltd....................   3,333,356    139,172,276            0.8%
    SK Innovation Co., Ltd..............................     879,496    131,946,353            0.7%
    Other Securities....................................              1,666,798,598            9.0%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              2,946,061,503           16.2%
                                                                     --------------           -----

TAIWAN -- (15.8%)
#   First Financial Holding Co., Ltd.................... 144,043,234     87,846,321            0.5%
#   Fubon Financial Holding Co., Ltd....................  85,935,471    134,525,353            0.8%
    Hon Hai Precision Industry Co., Ltd.................  26,120,240     85,495,761            0.5%
#   Innolux Corp........................................ 150,377,544     70,187,402            0.4%
#   Mega Financial Holding Co., Ltd..................... 127,434,796    102,304,284            0.6%
#   Pegatron Corp.......................................  25,738,998     75,803,396            0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          PERCENTAGE
                                              SHARES        VALUE++     OF NET ASSETS**
                                              ------        -------     ---------------
TAIWAN -- (Continued)
#     United Microelectronics Corp......... 214,984,681 $    85,938,229            0.5%
      Other Securities.....................               2,291,586,368           12.5%
                                                        ---------------          ------
TOTAL TAIWAN...............................               2,933,687,114           16.2%
                                                        ---------------          ------

THAILAND -- (2.9%)
      PTT PCL..............................  18,654,500     209,788,971            1.2%
      Other Securities.....................                 323,336,437            1.7%
                                                        ---------------          ------
TOTAL THAILAND.............................                 533,125,408            2.9%
                                                        ---------------          ------

TURKEY -- (1.3%)
      Other Securities.....................                 247,680,274            1.4%
                                                        ---------------          ------
TOTAL COMMON STOCKS........................              17,332,288,891           95.5%
                                                        ---------------          ------

PREFERRED STOCKS -- (3.1%)
BRAZIL -- (3.0%)
#*    Petroleo Brasileiro SA Sponsored ADR.  17,415,408     152,036,512            0.8%
      Vale SA..............................  21,243,518     175,754,882            1.0%
#     Vale SA Sponsored ADR................   9,567,563      78,549,692            0.4%
      Other Securities.....................                 148,725,568            0.9%
                                                        ---------------          ------
TOTAL BRAZIL...............................                 555,066,654            3.1%
                                                        ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities.....................                  16,006,778            0.1%
                                                        ---------------          ------

INDIA -- (0.0%)
      Other Securities.....................                   3,115,353            0.0%
                                                        ---------------          ------
TOTAL PREFERRED STOCKS.....................                 574,188,785            3.2%
                                                        ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.....................                      66,557            0.0%
                                                        ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                     666,601            0.0%
                                                        ---------------          ------

PHILIPPINES -- (0.0%)
      Other Securities.....................                      10,735            0.0%
                                                        ---------------          ------

TAIWAN -- (0.0%)
      Other Securities.....................                     559,297            0.0%
                                                        ---------------          ------
TOTAL RIGHTS/WARRANTS......................                   1,303,190            0.0%
                                                        ---------------          ------
TOTAL INVESTMENT SECURITIES................              17,907,780,866
                                                        ---------------

                                                            VALUE+
                                                -           ------
SECURITIES LENDING COLLATERAL -- (3.6%)
(S)@  DFA Short Term Investment Fund.......  58,485,898     676,857,303            3.7%
                                                        ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,425,494,539).................               $18,584,638,169          102.4%
                                                        ===============          ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

Summary of the Fund's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Brazil...................... $  839,105,667              --   --    $   839,105,667
  Chile.......................     76,990,845 $   193,187,513   --        270,178,358
  China.......................    254,898,716   2,648,662,359   --      2,903,561,075
  Colombia....................     37,369,397              --   --         37,369,397
  Czech Republic..............             --      45,438,831   --         45,438,831
  Greece......................             --       5,026,537   --          5,026,537
  Hong Kong...................             --         657,362   --            657,362
  Hungary.....................             --      75,633,104   --         75,633,104
  India.......................    159,688,869   2,292,787,122   --      2,452,475,991
  Indonesia...................      2,902,682     522,606,515   --        525,509,197
  Malaysia....................        102,312     597,759,706   --        597,862,018
  Mexico......................    830,280,155              --   --        830,280,155
  Philippines.................             --     196,045,242   --        196,045,242
  Poland......................             --     308,694,396   --        308,694,396
  Russia......................     35,825,591     317,527,492   --        353,353,083
  South Africa................    123,948,223   1,106,595,956   --      1,230,544,179
  South Korea.................    331,918,753   2,614,142,750   --      2,946,061,503
  Taiwan......................     38,315,239   2,895,371,875   --      2,933,687,114
  Thailand....................    533,100,807          24,601   --        533,125,408
  Turkey......................             --     247,680,274   --        247,680,274
Preferred Stocks
  Brazil......................    555,066,654              --   --        555,066,654
  Colombia....................     16,006,778              --   --         16,006,778
  India.......................             --       3,115,353   --          3,115,353
Rights/Warrants
  Brazil......................             --          66,557   --             66,557
  Malaysia....................             --         666,601   --            666,601
  Philippines.................             --          10,735   --             10,735
  Taiwan......................             --         559,297   --            559,297
Securities Lending Collateral.             --     676,857,303   --        676,857,303
Futures Contracts**...........      2,820,931              --   --          2,820,931
                               -------------- ---------------   --    ---------------
TOTAL......................... $3,838,341,619 $14,749,117,481   --    $18,587,459,100
                               ============== ===============   ==    ===============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $1,086,158 of securities on loan)*............................. $17,907,781
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $676,750).     676,857
Segregated Cash for Futures Contracts..........................................................       6,240
Foreign Currencies at Value....................................................................     180,229
Cash...........................................................................................      50,161
Receivables:
  Investment Securities Sold...................................................................      53,695
  Dividends, Interest and Tax Reclaims.........................................................      14,605
  Securities Lending Income....................................................................       2,578
Unrealized Gain on Foreign Currency Contracts..................................................           1
Prepaid Expenses and Other Assets..............................................................          18
                                                                                                -----------
     Total Assets..............................................................................  18,892,165
                                                                                                -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................................     676,726
  Investment Securities Purchased..............................................................      56,652
  Due to Advisor...............................................................................       1,482
  Futures Margin Variation.....................................................................         169
Unrealized Loss on Foreign Currency Contracts..................................................           2
Accrued Expenses and Other Liabilities.........................................................       1,475
                                                                                                -----------
     Total Liabilities.........................................................................     736,506
                                                                                                -----------
NET ASSETS..................................................................................... $18,155,659
                                                                                                ===========
Investments at Cost............................................................................ $16,748,744
                                                                                                ===========
Foreign Currencies at Cost..................................................................... $   180,333
                                                                                                ===========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

  INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $16,643)#......... $  137,131
    Income from Securities Lending................................     11,769
                                                                   ----------
       Total Investment Income....................................    148,900
                                                                   ----------
  EXPENSES
    Investment Management Fees....................................      8,431
    Accounting & Transfer Agent Fees..............................        413
    Custodian Fees................................................      3,530
    Shareholders' Reports.........................................         16
    Directors'/Trustees' Fees & Expenses..........................         81
    Professional Fees.............................................        282
    Other.........................................................        296
                                                                   ----------
       Total Expenses.............................................     13,049
                                                                   ----------
    Fees Paid Indirectly (Note C).................................       (160)
                                                                   ----------
    Net Expenses..................................................     12,889
                                                                   ----------
    NET INVESTMENT INCOME (LOSS)..................................    136,011
                                                                   ----------
  REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:
      Investment Securities Sold*.................................   (437,219)
      Futures.....................................................      8,492
      Foreign Currency Transactions...............................      3,631
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................  2,196,324
      Futures.....................................................      3,216
      Translation of Foreign Currency Denominated Amounts.........        (58)
                                                                   ----------
    NET REALIZED AND UNREALIZED GAIN (LOSS).......................  1,774,386
                                                                   ----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS. $1,910,397
                                                                   ==========

----------
* Net of foreign capital gain taxes withheld of $0.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                           DIMENSIONAL EMERGING
                                                                            MARKETS VALUE FUND
-                                                                        ------------------------
                                                                         SIX MONTHS       YEAR
                                                                            ENDED        ENDED
                                                                          APRIL 30,     OCT. 31,
                                                                            2017          2016
-                                                                        -----------  -----------
                                                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $   136,011  $   407,052
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    (437,219)     (88,448)
    Futures.............................................................       8,492       11,480
    Foreign Currency Transactions.......................................       3,631        3,764
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................   2,196,324    1,983,912
    Futures.............................................................       3,216         (395)
    Translation of Foreign Currency Denominated Amounts.................         (58)          48
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   1,910,397    2,317,413
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................     510,972    1,192,055
  Withdrawals...........................................................    (913,217)  (1,950,019)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............    (402,245)    (757,964)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................   1,508,152    1,559,449
NET ASSETS
  Beginning of Period...................................................  16,647,507   15,088,058
  End of Period......................................................... $18,155,659  $16,647,507
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $0 and $145, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                              DIMENSIONAL EMERGING MARKETS VALUE FUND
                                         ---------------------------------------------------------------------------------
                                           SIX MONTHS        YEAR         YEAR          YEAR          YEAR         YEAR
                                             ENDED          ENDED        ENDED         ENDED         ENDED        ENDED
                                           APRIL 30,       OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,     OCT. 31,
                                              2017           2016         2015          2014          2013         2012
                                         ----------------------------------------------------------------------------------
                                         (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------
Total Return............................       11.72%(D)       15.80%      (17.95)%       (1.09)%        8.43%        1.10%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)... $18,155,659     $16,647,507  $15,088,058   $18,927,517   $19,427,286  $16,884,322
Ratio of Expenses to Average Net Assets.        0.15%(E)        0.16%        0.15%         0.15%         0.16%        0.20%
Ratio of Expenses to Average Net Assets
 (Excluding Fees Paid Indirectly).......        0.15%(E)        0.16%        0.15%         0.15%         0.16%        0.20%
Ratio of Net Investment Income to
 Average Net Assets.....................        1.61%(E)        2.72%        2.54%         2.76%         2.32%        2.43%
Portfolio Turnover Rate.................           7%(D)          12%          14%           12%            6%           8%
---------------------------------------------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

See page 1 for Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Fund.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/ Trustees' Fees & Expenses. At April 30, 2017, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $561 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund. For the six months ended April 30, 2017, the Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the six months ended April 30, 2017, expenses reduced were $160 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid by the Fund to the CCO were $8 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Fund's transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands), were as follows:

                                                  PURCHASES    SALES
         -                                        ---------- ----------
         Dimensional Emerging Markets Value Fund. $1,219,041 $1,527,058

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    NET
                                                                                 UNREALIZED
                                          FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                          TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                         ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund. $17,425,495  $3,480,970  $(2,321,827)   $1,159,143

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. FUTURES CONTRACTS: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2017, the Fund had the following outstanding futures contracts (dollar amounts in thousands):

                                               EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                            DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                      ------------------------ ---------- --------- -------- ----------- ----------
Dimensional Emerging
  Markets Value Fund. MINI MSCI EAFE Index(R)   06/16/17     650    $ 31,818   $1,478      $3,269
Dimensional Emerging
  Markets Value Fund. S&P 500 Emini Index(R)    06/16/17     988     117,596    1,343       2,971
                                                                    --------   ------      ------
                                                                    $149,414   $2,821      $6,240
                                                                    ========   ======      ======

   Securities have been segregated as collateral for open futures contracts.

   3. FORWARD CURRENCY CONTRACTS: The Fund may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Fund as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2017, the Fund had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017:

                                                         FUTURES
                                                         -------
                Dimensional Emerging Markets Value Fund. $86,583

   The following is a summary of the location of derivatives on the Fund's Statements of Assets and Liabilities as of April 30, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures
                                          Margin Variation

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of April 30, 2017 (amounts in thousands):

                                                 ASSET DERIVATIVES VALUE
                                                -------------------------
                                                 TOTAL VALUE
                                                      AT         EQUITY
                                                APRIL 30, 2017 CONTRACTS*
                                                -------------- ----------
       Dimensional Emerging Markets Value Fund.     $2,821....   $2,821

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Fund's Statements of Operations of realized and change in unrealized gains and losses from the Fund's derivative instrument holdings through the six months ended April 30, 2017:

    DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
    ---------------   --------------------------------------
    Equity contracts  Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                      Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2017 (amounts in thousands):

                                                    REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                                    -----------------------
                                                                       EQUITY
                                                    TOTAL             CONTRACTS
                                                      ------          ---------
           Dimensional Emerging Markets Value Fund. $8,492             $8,492

                                                    CHANGE IN UNREALIZED
                                                    APPRECIATION (DEPRECIATION) ON
                                                      DERIVATIVES
                                                    -----------------------
                                                                       EQUITY
                                                    TOTAL             CONTRACTS
                                                      ------          ---------
           Dimensional Emerging Markets Value Fund. $3,216             $3,216

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the six months ended April 30, 2017, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                      WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                       AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                    INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                    ------------- ------------ ------------ -------- ---------------
Dimensional Emerging Markets Value
  Fund.............................     1.28%       $17,757         17        $10        $82,809

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2017, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Fund did not utilize the interfund lending program during the six months ended April 30, 2017.

H. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2017, if any, were executed by the Fund pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2017, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

                                                                 REALIZED
     PORTFOLIO                                PURCHASES  SALES  GAIN (LOSS)
     ---------                                --------- ------- -----------
     Dimensional Emerging Markets Value Fund.   $909    $17,110   $6,557

I. SECURITIES LENDING:

   As of April 30, 2017, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. Government Agency Securities with a market value of $518,098 (amount in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount
(i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                   AS OF APRIL 30, 2017
                                 ---------------------------------------------------------
                                 OVERNIGHT AND            BETWEEN
                                  CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                 ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
Common Stocks, Preferred Stocks. $676,857,303     --         --         --    $676,857,303

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 14-15, 2016 (the "Meeting"), the
Boards of Directors of DFA Investment Dimensions Group Inc. and Dimensional Investment Group Inc., and the Boards of Trustees of The DFA Investment Trust Company and Dimensional Emerging Markets Value Fund (together, the "Board") considered the continuation of the investment management agreements for each portfolio/series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043017-001S
 [LOGO]                                                              00194739

[LOGO]

SEMI-ANNUAL REPORT
six months ended: April 30, 2017 (Unaudited)

DFA Investment Dimensions Group Inc.
Tax-Managed U.S. Marketwide Value Portfolio
Tax-Managed U.S. Equity Portfolio
Tax-Managed U.S. Targeted Value Portfolio
Tax-Managed U.S. Small Cap Portfolio
T.A. U.S. Core Equity 2 Portfolio
Tax-Managed DFA International Value Portfolio
T.A. World ex U.S. Core Equity Portfolio

The DFA Investment Trust Company
Tax-Managed U.S. Marketwide Value Series

[LOGO]

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

May 2017

Dear Fellow Shareholder,

Thank you for trusting us with your savings. All of us at Dimensional are dedicated to helping you achieve your investment goals, a responsibility we do not take lightly.

We believe the scientific underpinning of our investment approach and our efficient implementation enables us to deliver portfolios with better outcomes. By offering consistent and well-diversified investment solutions across regions and asset classes, investors and the professionals advising them can more confidently create asset allocations that satisfy their desired profiles and long-term goals.

We live in an evolving world with new data, new trading technologies, and new client needs emerging all the time. Since our founding in 1981, Dimensional has been fully committed to being on the cutting edge of incorporating knowledge and technology for even better solutions -- always centered on investors' needs.

Sincerely,

   /s/                                        /s/ Eduardo A. Repetto
   David Butler                               Eduardo Repetto
   CO-CHIEF EXECUTIVE OFFICER AND             CO-CHIEF EXECUTIVE OFFICER AND
   HEAD OF GLOBAL FINANCIAL ADVISOR SERVICES  CO-CHIEF INVESTMENT OFFICER

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                 PAGE
                                                                                 ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES......................................   1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Disclosure of Fund Expenses..................................................   2
   Disclosure of Portfolio Holdings.............................................   4
   Schedule of Investments/Summary Schedules of Portfolio Holdings
       Tax-Managed U.S. Marketwide Value Portfolio..............................   6
       Tax-Managed U.S. Equity Portfolio........................................   7
       Tax-Managed U.S. Targeted Value Portfolio................................  10
       Tax-Managed U.S. Small Cap Portfolio.....................................  13
       T.A. U.S. Core Equity 2 Portfolio........................................  16
       Tax-Managed DFA International Value Portfolio............................  19
       T.A. World ex U.S. Core Equity Portfolio.................................  23
   Statements of Assets and Liabilities.........................................  29
   Statements of Operations.....................................................  31
   Statements of Changes in Net Assets..........................................  33
   Financial Highlights.........................................................  35
   Notes to Financial Statements................................................  39
   Section 19(a) Notice.........................................................  54
THE DFA INVESTMENT TRUST COMPANY - THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
   Disclosure of Fund Expenses..................................................  55
   Disclosure of Portfolio Holdings.............................................  56
   Summary Schedule of Portfolio Holdings.......................................  57
   Statement of Assets and Liabilities..........................................  60
   Statement of Operations......................................................  61
   Statements of Changes in Net Assets..........................................  62
   Financial Highlights.........................................................  63
   Notes to Financial Statements................................................  64
VOTING PROXIES ON FUND PORTFOLIO SECURITIES.....................................  71
BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS..............................  72

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
(C)     Non-Annualized
(D)     Annualized
N/A     Does not apply to this Fund.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                       SIX MONTHS ENDED APRIL 30, 2017
EXPENSE TABLES
                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/16  04/30/17    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,149.70    0.37%    $1.97
Hypothetical 5% Annual Return................. $1,000.00 $1,022.96    0.37%    $1.86

TAX-MANAGED U.S. EQUITY PORTFOLIO
---------------------------------
Actual Fund Return............................ $1,000.00 $1,139.10    0.22%    $1.17
Hypothetical 5% Annual Return................. $1,000.00 $1,023.70    0.22%    $1.10

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               11/01/16  04/30/17    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
-----------------------------------------
Actual Fund Return............................ $1,000.00 $1,172.00    0.44%    $2.37
Hypothetical 5% Annual Return................. $1,000.00 $1,022.61    0.44%    $2.21

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
------------------------------------
Actual Fund Return............................ $1,000.00 $1,177.00    0.52%    $2.81
Hypothetical 5% Annual Return................. $1,000.00 $1,022.22    0.52%    $2.61

T.A. U.S. CORE EQUITY 2 PORTFOLIO
---------------------------------
Actual Fund Return............................ $1,000.00 $1,150.30    0.23%    $1.23
Hypothetical 5% Annual Return................. $1,000.00 $1,023.65    0.23%    $1.15

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,114.50    0.52%    $2.73
Hypothetical 5% Annual Return................. $1,000.00 $1,022.22    0.52%    $2.61

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,115.00    0.41%    $2.15
Hypothetical 5% Annual Return................. $1,000.00 $1,022.76    0.41%    $2.06

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                                 AFFILIATED INVESTMENT COMPANY
                                                 -----------------------------
  Tax-Managed U.S. Marketwide Value Portfolio...             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

         TAX-MANAGED U.S. EQUITY PORTFOLIO
Consumer Discretionary.......................  13.5%
Consumer Staples.............................   8.8%
Energy.......................................   6.1%
Financials...................................  15.0%
Health Care..................................  13.7%
Industrials..................................  11.2%
Information Technology.......................  22.6%
Materials....................................   3.4%
Real Estate..................................   0.2%
Telecommunication Services...................   2.2%
Utilities....................................   3.3%
                                              -----
                                              100.0%

     TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
Consumer Discretionary.......................  14.1%
Consumer Staples.............................   3.8%
Energy.......................................   7.0%
Financials...................................  27.3%
Health Care..................................   5.5%
Industrials..................................  21.6%
Information Technology.......................  12.8%
Materials....................................   6.5%
Real Estate..................................   0.3%
Telecommunication Services...................   0.8%
Utilities....................................   0.3%
                                              -----
                                              100.0%

       TAX-MANAGED U.S. SMALL CAP PORTFOLIO
Consumer Discretionary.......................  15.7%
Consumer Staples.............................   4.3%
Energy.......................................   4.5%
Financials...................................  21.7%
Health Care..................................   7.9%
Industrials..................................  19.8%
Information Technology.......................  15.1%
Materials....................................   5.7%
Real Estate..................................   0.4%
Telecommunication Services...................   1.1%
Utilities....................................   3.8%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


         T.A. U.S. CORE EQUITY 2 PORTFOLIO
Consumer Discretionary.......................  15.2%
Consumer Staples.............................   6.9%
Energy.......................................   5.4%
Financials...................................  19.0%
Health Care..................................  10.8%
Industrials..................................  14.5%
Information Technology.......................  18.6%
Materials....................................   4.7%
Real Estate..................................   0.4%
Telecommunication Services...................   2.6%
Utilities....................................   1.9%
                                              -----
                                              100.0%

   TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
Consumer Discretionary.......................  13.6%
Consumer Staples.............................   2.1%
Energy.......................................  14.2%
Financials...................................  33.5%
Health Care..................................   1.8%
Industrials..................................   9.4%
Information Technology.......................   3.2%
Materials....................................  14.6%
Real Estate..................................   2.3%
Telecommunication Services...................   3.8%
Utilities....................................   1.5%
                                              -----
                                              100.0%

     T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
Consumer Discretionary.......................  15.1%
Consumer Staples.............................   7.4%
Energy.......................................   6.3%
Financials...................................  18.4%
Health Care..................................   5.1%
Industrials..................................  16.6%
Information Technology.......................   9.4%
Materials....................................  12.8%
Real Estate..................................   3.1%
Telecommunication Services...................   2.9%
Utilities....................................   2.9%
                                              -----
                                              100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                     VALUE+
                                                                 --------------
 AFFILIATED INVESTMENT COMPANY -- (100.0%)
 Investment in The Tax-Managed U.S. Marketwide Value Series of
   The DFA Investment Trust Company............................. $4,557,932,547
                                                                 --------------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY
      (Cost $2,549,038,572)..................................... $4,557,932,547
                                                                 ==============

Summary of the Portfolio's Master Fund's investments as of April 30, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                 PERCENTAGE
                                         SHARES      VALUE+    OF NET ASSETS**
                                         ------      ------    ---------------
 COMMON STOCKS -- (94.5%)
 Consumer Discretionary -- (12.7%)
 *   Amazon.com, Inc...................    52,271 $ 48,350,152            1.6%
     Comcast Corp. Class A.............   611,369   23,959,551            0.8%
     Home Depot, Inc. (The)............   157,438   24,576,072            0.8%
     McDonald's Corp...................   107,190   14,999,097            0.5%
 *   Priceline Group, Inc. (The).......     6,433   11,880,593            0.4%
     Walt Disney Co. (The).............   193,192   22,332,995            0.8%
     Other Securities..................            258,310,951            8.4%
                                                  ------------           -----
 Total Consumer Discretionary..........            404,409,411           13.3%
                                                  ------------           -----
 Consumer Staples -- (8.3%)
     Altria Group, Inc.................   250,577   17,986,417            0.6%
     Coca-Cola Co. (The)...............   520,635   22,465,400            0.7%
     PepsiCo, Inc......................   184,269   20,873,992            0.7%
     Philip Morris International, Inc..   195,465   21,665,341            0.7%
     Procter & Gamble Co. (The)........   331,775   28,973,911            1.0%
     Wal-Mart Stores, Inc..............   198,027   14,887,670            0.5%
     Other Securities..................            136,750,584            4.5%
                                                  ------------           -----
 Total Consumer Staples................            263,603,315            8.7%
                                                  ------------           -----
 Energy -- (5.8%)
     Chevron Corp......................   246,104   26,259,297            0.9%
     Exxon Mobil Corp..................   528,602   43,160,353            1.4%
     Schlumberger, Ltd.................   179,668   13,042,100            0.4%
     Other Securities..................            101,168,215            3.3%
                                                  ------------           -----
 Total Energy..........................            183,629,965            6.0%
                                                  ------------           -----
 Financials -- (14.2%)
     Bank of America Corp.............. 1,297,638   30,286,871            1.0%
 *   Berkshire Hathaway, Inc. Class B..   246,121   40,661,650            1.4%
     Citigroup, Inc....................   366,966   21,695,030            0.7%
     JPMorgan Chase & Co...............   463,836   40,353,732            1.3%
     Wells Fargo & Co..................   618,169   33,282,219            1.1%
     Other Securities..................            284,349,853            9.4%
                                                  ------------           -----
 Total Financials......................            450,629,355           14.9%
                                                  ------------           -----
 Health Care -- (12.9%)
     AbbVie, Inc.......................   205,939   13,579,618            0.5%
     Allergan P.L.C....................    47,018   11,465,809            0.4%
     Amgen, Inc........................    92,185   15,055,654            0.5%
     Bristol-Myers Squibb Co...........   207,633   11,637,830            0.4%
 *   Celgene Corp......................    98,660   12,238,773            0.4%
     Johnson & Johnson.................   349,199   43,115,601            1.4%
     Medtronic P.L.C...................   174,527   14,501,448            0.5%
     Merck & Co., Inc..................   353,370   22,025,552            0.7%
     Pfizer, Inc.......................   767,124   26,020,846            0.9%
     UnitedHealth Group, Inc...........   123,733   21,638,427            0.7%
     Other Securities..................            217,958,998            7.1%
                                                  ------------           -----
 Total Health Care.....................            409,238,556           13.5%
                                                  ------------           -----
 Industrials -- (10.6%)
     3M Co.............................    76,866   15,052,669            0.5%
     Boeing Co. (The)..................    75,795   14,009,190            0.5%
     General Electric Co............... 1,136,991   32,961,369            1.1%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Honeywell International, Inc..................................     91,785 $   12,036,685            0.4%
      Union Pacific Corp............................................    105,247     11,783,454            0.4%
      United Technologies Corp......................................     99,010     11,781,200            0.4%
      Other Securities..............................................               239,362,038            7.8%
                                                                                --------------          ------
Total Industrials...................................................               336,986,605           11.1%
                                                                                --------------          ------
Information Technology -- (21.4%)
*     Alphabet, Inc. Class A........................................     38,439     35,537,624            1.2%
*     Alphabet, Inc. Class C........................................     40,254     36,468,514            1.2%
      Apple, Inc....................................................    680,095     97,695,647            3.2%
      Broadcom, Ltd.................................................     51,636     11,401,745            0.4%
      Cisco Systems, Inc............................................    641,996     21,872,804            0.7%
*     Facebook, Inc. Class A........................................    305,279     45,868,170            1.5%
      Intel Corp....................................................    612,023     22,124,631            0.7%
      International Business Machines Corp..........................    116,135     18,615,279            0.6%
      Mastercard, Inc. Class A......................................    122,789     14,282,816            0.5%
      Microsoft Corp................................................    949,929     65,032,139            2.2%
      Oracle Corp...................................................    397,281     17,861,754            0.6%
#     Visa, Inc. Class A............................................    238,591     21,764,271            0.7%
      Other Securities..............................................               269,889,775            8.9%
                                                                                --------------          ------
Total Information Technology........................................               678,415,169           22.4%
                                                                                --------------          ------
Materials -- (3.2%)
      Other Securities..............................................               101,202,827            3.3%
                                                                                --------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                 5,453,095            0.2%
                                                                                --------------          ------
Telecommunication Services -- (2.1%)
      AT&T, Inc.....................................................    794,531     31,487,264            1.1%
      Verizon Communications, Inc...................................    524,895     24,097,929            0.8%
      Other Securities..............................................                10,208,697            0.3%
                                                                                --------------          ------
Total Telecommunication Services....................................                65,793,890            2.2%
                                                                                --------------          ------
Utilities -- (3.1%)
      Other Securities..............................................                99,385,182            3.3%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             2,998,747,370           98.9%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    45,906            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             2,998,793,276
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 30,211,367     30,211,367            1.0%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund................................ 12,508,803    144,764,374            4.8%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,648,910,248)...........................................              $3,173,769,017          104.7%
                                                                                ==============          ======

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary................. $  404,402,233 $      7,178   --    $  404,409,411
 Consumer Staples.......................    263,603,315           --   --       263,603,315
 Energy.................................    183,629,965           --   --       183,629,965
 Financials.............................    450,629,355           --   --       450,629,355
 Health Care............................    409,238,556           --   --       409,238,556
 Industrials............................    336,986,605           --   --       336,986,605
 Information Technology.................    678,415,169           --   --       678,415,169
 Materials..............................    101,202,827           --   --       101,202,827
 Real Estate............................      5,453,095           --   --         5,453,095
 Telecommunication Services.............     65,793,890           --   --        65,793,890
 Utilities..............................     99,385,182           --   --        99,385,182
Rights/Warrants.........................             --       45,906   --            45,906
Temporary Cash Investments..............     30,211,367           --   --        30,211,367
Securities Lending Collateral...........             --  144,764,374   --       144,764,374
Futures Contracts**.....................        174,511           --   --           174,511
                                         -------------- ------------   --    --------------
TOTAL................................... $3,029,126,070 $144,817,458   --    $3,173,943,528
                                         ============== ============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                  PERCENTAGE
                                                        SHARES       VALUE+     OF NET ASSETS**
                                                        ------       ------     ---------------
COMMON STOCKS -- (88.1%)
Consumer Discretionary -- (12.4%)
#   CalAtlantic Group, Inc............................   385,075 $   13,947,417            0.3%
#   Kohl's Corp.......................................   403,912     15,764,685            0.4%
    PulteGroup, Inc................................... 1,191,748     27,016,927            0.6%
    Staples, Inc...................................... 1,561,291     15,253,813            0.4%
#   Toll Brothers, Inc................................   833,225     29,987,768            0.7%
#   Wendy's Co. (The)................................. 1,242,950     18,321,083            0.4%
    Other Securities..................................              489,456,048           11.2%
                                                                 --------------           -----
Total Consumer Discretionary..........................              609,747,741           14.0%
                                                                 --------------           -----
Consumer Staples -- (3.3%)
    Fresh Del Monte Produce, Inc......................   253,809     15,558,492            0.4%
#*  Post Holdings, Inc................................   241,453     20,327,928            0.5%
    Other Securities..................................              127,949,898            2.9%
                                                                 --------------           -----
Total Consumer Staples................................              163,836,318            3.8%
                                                                 --------------           -----
Energy -- (6.2%)
#   Helmerich & Payne, Inc............................   299,637     18,169,988            0.4%
#   HollyFrontier Corp................................   666,222     18,747,487            0.4%
#   Murphy Oil Corp...................................   644,276     16,867,146            0.4%
#*  Transocean, Ltd................................... 1,338,971     14,768,850            0.4%
    Other Securities..................................              233,967,549            5.4%
                                                                 --------------           -----
Total Energy..........................................              302,521,020            7.0%
                                                                 --------------           -----
Financials -- (24.0%)
    Allied World Assurance Co. Holdings AG............   454,224     24,114,752            0.6%
    American Financial Group, Inc.....................   294,639     28,671,321            0.7%
    Assurant, Inc.....................................   319,133     30,713,360            0.7%
    Assured Guaranty, Ltd.............................   448,331     17,094,861            0.4%
    Axis Capital Holdings, Ltd........................   324,451     21,381,321            0.5%
    CNO Financial Group, Inc.......................... 1,201,584     25,317,375            0.6%
#   Legg Mason, Inc...................................   367,311     13,730,085            0.3%
    Old Republic International Corp...................   794,513     16,430,529            0.4%
    PacWest Bancorp...................................   281,878     13,921,954            0.3%
#   People's United Financial, Inc.................... 1,234,646     21,569,266            0.5%
#   Prosperity Bancshares, Inc........................   202,126     13,582,867            0.3%
    Reinsurance Group of America, Inc.................   203,201     25,408,253            0.6%
#   RenaissanceRe Holdings, Ltd.......................   149,605     21,269,343            0.5%
    Validus Holdings, Ltd.............................   273,291     15,107,526            0.4%
#   WR Berkley Corp...................................   223,655     15,204,067            0.4%
#   Zions Bancorporation..............................   770,717     30,851,802            0.7%
    Other Securities..................................              844,595,389           19.3%
                                                                 --------------           -----
Total Financials......................................            1,178,964,071           27.2%
                                                                 --------------           -----
Health Care -- (4.8%)
#*  Molina Healthcare, Inc............................   291,138     14,495,761            0.3%
    Other Securities..................................              221,723,291            5.1%
                                                                 --------------           -----
Total Health Care.....................................              236,219,052            5.4%
                                                                 --------------           -----
Industrials -- (19.0%)
*   AECOM.............................................   585,075     20,015,416            0.5%
    AGCO Corp.........................................   272,879     17,461,527            0.4%
    AMERCO............................................    64,113     24,007,754            0.6%
#*  Genesee & Wyoming, Inc. Class A...................   209,015     14,162,856            0.3%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Jacobs Engineering Group, Inc.................................    506,759 $   27,831,204            0.6%
*     JetBlue Airways Corp..........................................  1,410,800     30,797,764            0.7%
#*    Kirby Corp....................................................    191,966     13,552,800            0.3%
      Owens Corning.................................................    367,806     22,380,995            0.5%
*     Quanta Services, Inc..........................................    605,602     21,462,535            0.5%
      Ryder System, Inc.............................................    233,530     15,859,022            0.4%
#     Trinity Industries, Inc.......................................    637,050     17,136,645            0.4%
      Other Securities..............................................               706,715,981           16.2%
                                                                                --------------          ------
Total Industrials...................................................               931,384,499           21.4%
                                                                                --------------          ------
Information Technology -- (11.3%)
*     Arrow Electronics, Inc........................................    414,304     29,208,432            0.7%
      Avnet, Inc....................................................    456,091     17,646,161            0.4%
*     CACI International, Inc. Class A..............................    127,408     15,034,144            0.4%
      Jabil Circuit, Inc............................................    608,732     17,665,403            0.4%
      Marvell Technology Group, Ltd.................................    938,136     14,090,803            0.3%
      MKS Instruments, Inc..........................................    172,747     13,517,453            0.3%
      SYNNEX Corp...................................................    181,005     19,626,372            0.5%
#*    Tech Data Corp................................................    163,716     15,659,435            0.4%
      Other Securities..............................................               412,144,735            9.4%
                                                                                --------------          ------
Total Information Technology........................................               554,592,938           12.8%
                                                                                --------------          ------
Materials -- (5.8%)
      Reliance Steel & Aluminum Co..................................    236,532     18,643,452            0.4%
      Steel Dynamics, Inc...........................................    585,303     21,152,850            0.5%
      Other Securities..............................................               242,960,067            5.6%
                                                                                --------------          ------
Total Materials.....................................................               282,756,369            6.5%
                                                                                --------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                13,940,013            0.3%
                                                                                --------------          ------
Telecommunication Services -- (0.7%)
      Other Securities..............................................                34,745,675            0.8%
                                                                                --------------          ------
Utilities -- (0.3%)
      Other Securities..............................................                14,132,186            0.3%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             4,322,839,882           99.5%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             4,322,839,882
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.5%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 22,664,542     22,664,542            0.5%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (11.4%)
(S)@  DFA Short Term Investment Fund................................ 48,558,611    561,968,800           13.0%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,145,616,131)...........................................              $4,907,473,224          113.0%
                                                                                ==============          ======

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary................. $  609,539,961 $    207,780   --    $  609,747,741
 Consumer Staples.......................    163,836,318           --   --       163,836,318
 Energy.................................    302,521,020           --   --       302,521,020
 Financials.............................  1,178,964,071           --   --     1,178,964,071
 Health Care............................    236,219,052           --   --       236,219,052
 Industrials............................    931,384,499           --   --       931,384,499
 Information Technology.................    554,592,938           --   --       554,592,938
 Materials..............................    282,756,369           --   --       282,756,369
 Real Estate............................     13,940,013           --   --        13,940,013
 Telecommunication Services.............     34,745,675           --   --        34,745,675
 Utilities..............................     14,132,186           --   --        14,132,186
Temporary Cash Investments..............     22,664,542           --   --        22,664,542
Securities Lending Collateral...........             --  561,968,800   --       561,968,800
                                         -------------- ------------   --    --------------
TOTAL................................... $4,345,296,644 $562,176,580   --    $4,907,473,224
                                         ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                               PERCENTAGE
                                        SHARES     VALUE+    OF NET ASSETS**
                                        ------     ------    ---------------
   COMMON STOCKS -- (83.0%)
   Consumer Discretionary -- (13.0%)
   #*  Grand Canyon Education, Inc.....  78,329 $  5,887,208            0.2%
   #   Papa John's International, Inc..  84,897    6,711,957            0.3%
       Thor Industries, Inc............  67,583    6,500,133            0.2%
       Other Securities................          400,207,156           14.9%
                                                ------------           -----
   Total Consumer Discretionary........          419,306,454           15.6%
                                                ------------           -----
   Consumer Staples -- (3.6%)
   #   National Beverage Corp..........  81,150    7,189,078            0.3%
       Other Securities................          107,939,896            4.0%
                                                ------------           -----
   Total Consumer Staples..............          115,128,974            4.3%
                                                ------------           -----
   Energy -- (3.8%)
   #   Patterson-UTI Energy, Inc....... 258,733    5,600,276            0.2%
       Other Securities................          116,091,776            4.3%
                                                ------------           -----
   Total Energy........................          121,692,052            4.5%
                                                ------------           -----
   Financials -- (18.0%)
       Aspen Insurance Holdings, Ltd... 107,094    5,606,371            0.2%
       Associated Banc-Corp............ 252,334    6,283,117            0.2%
       BancorpSouth, Inc............... 203,866    6,207,720            0.2%
       Cathay General Bancorp.......... 196,272    7,468,150            0.3%
       CNO Financial Group, Inc........ 336,171    7,083,123            0.3%
   #   First Horizon National Corp..... 360,615    6,617,285            0.3%
       FNB Corp........................ 510,840    7,274,362            0.3%
       Fulton Financial Corp........... 353,155    6,515,710            0.2%
       Hancock Holding Co.............. 121,742    5,685,351            0.2%
   #   Home BancShares, Inc............ 237,604    6,047,022            0.2%
       Hope Bancorp, Inc............... 309,896    5,674,196            0.2%
   #   Primerica, Inc..................  81,641    6,841,516            0.3%
       PrivateBancorp, Inc............. 127,334    7,356,085            0.3%
       ProAssurance Corp...............  98,470    6,095,293            0.2%
   #   Sterling Bancorp................ 292,357    6,797,300            0.3%
       TCF Financial Corp.............. 354,252    5,848,701            0.2%
       UMB Financial Corp..............  77,529    5,620,077            0.2%
   #   United Bankshares, Inc.......... 162,418    6,480,478            0.2%
       Valley National Bancorp......... 555,117    6,528,176            0.2%
       Washington Federal, Inc......... 213,015    7,178,605            0.3%
   #   Webster Financial Corp.......... 144,207    7,327,158            0.3%
       Wintrust Financial Corp.........  82,462    5,843,257            0.2%
       Other Securities................          438,081,332           16.3%
                                                ------------           -----
   Total Financials....................          580,460,385           21.6%
                                                ------------           -----
   Health Care -- (6.6%)
       Cantel Medical Corp.............  83,217    6,192,177            0.2%
       Hill-Rom Holdings, Inc..........  87,296    6,603,069            0.3%
   *   Masimo Corp.....................  68,195    7,006,354            0.3%
   *   Prestige Brands Holdings, Inc... 110,081    6,319,750            0.2%
       Other Securities................          186,274,686            6.9%
                                                ------------           -----
   Total Health Care...................          212,396,036            7.9%
                                                ------------           -----
   Industrials -- (16.4%)
   #*  Dycom Industries, Inc...........  72,056    7,613,437            0.3%
       EMCOR Group, Inc................  92,777    6,099,160            0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      EnerSys.......................................................     68,976 $    5,732,595            0.2%
#*    Hawaiian Holdings, Inc........................................    116,041      6,301,026            0.2%
      Regal Beloit Corp.............................................     76,789      6,054,813            0.2%
      Timken Co. (The)..............................................    121,901      5,881,723            0.2%
      Other Securities..............................................               491,285,601           18.4%
                                                                                --------------          ------
Total Industrials...................................................               528,968,355           19.7%
                                                                                --------------          ------
Information Technology -- (12.5%)
*     Advanced Energy Industries, Inc...............................     84,224      6,215,731            0.2%
#*    Cirrus Logic, Inc.............................................    125,945      8,104,561            0.3%
*     Coherent, Inc.................................................     39,417      8,498,305            0.3%
      Fair Isaac Corp...............................................     47,990      6,501,685            0.2%
      MKS Instruments, Inc..........................................     93,116      7,286,327            0.3%
#     Monolithic Power Systems, Inc.................................     65,929      6,032,503            0.2%
      SYNNEX Corp...................................................     51,712      5,607,132            0.2%
#*    Tech Data Corp................................................     67,291      6,436,384            0.2%
      Other Securities..............................................               348,254,376           13.1%
                                                                                --------------          ------
Total Information Technology........................................               402,937,004           15.0%
                                                                                --------------          ------
Materials -- (4.7%)
      Sensient Technologies Corp....................................     73,966      6,050,419            0.2%
#     United States Steel Corp......................................    315,227      7,035,867            0.3%
      Other Securities..............................................               139,022,125            5.2%
                                                                                --------------          ------
Total Materials.....................................................               152,108,411            5.7%
                                                                                --------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                11,851,145            0.5%
                                                                                --------------          ------
Telecommunication Services -- (0.9%)
      Other Securities..............................................                30,319,437            1.1%
                                                                                --------------          ------
Utilities -- (3.1%)
      New Jersey Resources Corp.....................................    145,601      5,875,000            0.2%
      Southwest Gas Holdings, Inc...................................     70,456      5,901,395            0.2%
#     WGL Holdings, Inc.............................................     82,214      6,779,366            0.3%
      Other Securities..............................................                83,022,627            3.1%
                                                                                --------------          ------
Total Utilities.....................................................               101,578,388            3.8%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             2,676,746,641           99.7%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             2,676,746,641
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%.......................................................  6,486,660      6,486,660            0.2%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (16.8%)
(S)@  DFA Short Term Investment Fund................................ 46,734,380    540,856,986           20.2%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,018,794,683)...........................................              $3,224,090,287          120.1%
                                                                                ==============          ======

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary................. $  419,183,495 $    122,959   --    $  419,306,454
 Consumer Staples.......................    115,128,974           --   --       115,128,974
 Energy.................................    121,692,052           --   --       121,692,052
 Financials.............................    580,460,385           --   --       580,460,385
 Health Care............................    212,396,036           --   --       212,396,036
 Industrials............................    528,968,355           --   --       528,968,355
 Information Technology.................    402,937,004           --   --       402,937,004
 Materials..............................    152,108,411           --   --       152,108,411
 Real Estate............................     11,851,145           --   --        11,851,145
 Telecommunication Services.............     30,319,437           --   --        30,319,437
 Utilities..............................    101,578,388           --   --       101,578,388
Temporary Cash Investments..............      6,486,660           --   --         6,486,660
Securities Lending Collateral...........             --  540,856,986   --       540,856,986
                                         -------------- ------------   --    --------------
TOTAL................................... $2,683,110,342 $540,979,945   --    $3,224,090,287
                                         ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                        PERCENTAGE
                                              SHARES       VALUE+     OF NET ASSETS**
                                              ------       ------     ---------------
COMMON STOCKS -- (89.6%)
Consumer Discretionary -- (13.6%)
*   Amazon.com, Inc.........................    41,906 $   38,762,631            0.5%
*   Charter Communications, Inc. Class A....    76,071     26,256,666            0.4%
    Comcast Corp. Class A................... 2,060,356     80,745,352            1.1%
    Ford Motor Co........................... 1,604,855     18,407,687            0.3%
    General Motors Co.......................   614,834     21,297,850            0.3%
    Lowe's Cos., Inc........................   216,161     18,347,746            0.3%
    Time Warner, Inc........................   259,315     25,742,200            0.4%
    Walt Disney Co. (The)...................   365,590     42,262,204            0.6%
    Other Securities........................              843,494,653           11.3%
                                                       --------------           -----
Total Consumer Discretionary................            1,115,316,989           15.2%
                                                       --------------           -----
Consumer Staples -- (6.1%)
    Coca-Cola Co. (The).....................   484,883     20,922,701            0.3%
    CVS Health Corp.........................   339,252     27,967,935            0.4%
    Mondelez International, Inc. Class A....   418,428     18,841,813            0.3%
    Procter & Gamble Co. (The)..............   458,732     40,061,066            0.6%
    Wal-Mart Stores, Inc....................   646,740     48,621,913            0.7%
    Walgreens Boots Alliance, Inc...........   285,393     24,697,910            0.3%
    Other Securities........................              320,929,916            4.2%
                                                       --------------           -----
Total Consumer Staples......................              502,043,254            6.8%
                                                       --------------           -----
Energy -- (4.9%)
    Chevron Corp............................   426,870     45,547,029            0.6%
    Exxon Mobil Corp........................   943,449     77,032,611            1.1%
    Schlumberger, Ltd.......................   268,580     19,496,222            0.3%
    Other Securities........................              257,119,792            3.4%
                                                       --------------           -----
Total Energy................................              399,195,654            5.4%
                                                       --------------           -----
Financials -- (17.0%)
    American Express Co.....................   259,492     20,564,741            0.3%
    Bank of America Corp.................... 2,292,857     53,515,282            0.7%
*   Berkshire Hathaway, Inc. Class B........   159,711     26,385,854            0.4%
    Citigroup, Inc..........................   618,174     36,546,447            0.5%
    Goldman Sachs Group, Inc. (The).........    92,294     20,655,397            0.3%
    JPMorgan Chase & Co..................... 1,040,250     90,501,750            1.2%
    U.S. Bancorp............................   445,407     22,840,471            0.3%
    Wells Fargo & Co........................ 1,359,402     73,190,204            1.0%
    Other Securities........................            1,050,188,914           14.2%
                                                       --------------           -----
Total Financials............................            1,394,389,060           18.9%
                                                       --------------           -----
Health Care -- (9.6%)
    Abbott Laboratories.....................   436,158     19,033,935            0.3%
    Amgen, Inc..............................   109,613     17,901,995            0.3%
    Johnson & Johnson.......................   426,273     52,631,927            0.7%
    Medtronic P.L.C.........................   231,378     19,225,198            0.3%
    Merck & Co., Inc........................   600,469     37,427,233            0.5%
    Pfizer, Inc............................. 1,584,515     53,746,749            0.7%
    UnitedHealth Group, Inc.................   234,939     41,086,132            0.6%
    Other Securities........................              548,779,424            7.3%
                                                       --------------           -----
Total Health Care...........................              789,832,593           10.7%
                                                       --------------           -----
Industrials -- (13.0%)
    FedEx Corp..............................    96,271     18,262,609            0.3%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      General Electric Co...........................................  1,383,002 $   40,093,228            0.6%
      Union Pacific Corp............................................    237,535     26,594,419            0.4%
      United Technologies Corp......................................    294,265     35,014,592            0.5%
      Other Securities..............................................               945,366,530           12.7%
                                                                                --------------          ------
Total Industrials...................................................             1,065,331,378           14.5%
                                                                                --------------          ------
Information Technology -- (16.7%)
*     Alphabet, Inc. Class A........................................     34,523     31,917,204            0.4%
*     Alphabet, Inc. Class C........................................     36,168     32,766,761            0.5%
      Apple, Inc....................................................  1,125,427    161,667,589            2.2%
      Cisco Systems, Inc............................................  1,672,490     56,981,734            0.8%
*     Facebook, Inc. Class A........................................    197,065     29,609,016            0.4%
      Intel Corp....................................................  1,852,635     66,972,755            0.9%
*     Micron Technology, Inc........................................    649,261     17,965,052            0.3%
      Microsoft Corp................................................  1,187,445     81,292,485            1.1%
      Oracle Corp...................................................    481,175     21,633,628            0.3%
      QUALCOMM, Inc.................................................    467,869     25,143,280            0.4%
#     Visa, Inc. Class A............................................    285,324     26,027,255            0.4%
      Other Securities..............................................               815,061,932           10.9%
                                                                                --------------          ------
Total Information Technology........................................             1,367,038,691           18.6%
                                                                                --------------          ------
Materials -- (4.2%)
      Dow Chemical Co. (The)........................................    290,047     18,214,952            0.3%
      Other Securities..............................................               328,999,939            4.4%
                                                                                --------------          ------
Total Materials.....................................................               347,214,891            4.7%
                                                                                --------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                29,740,484            0.4%
                                                                                --------------          ------
Telecommunication Services -- (2.4%)
      AT&T, Inc.....................................................  2,748,800    108,934,944            1.5%
      Verizon Communications, Inc...................................    830,314     38,119,716            0.5%
      Other Securities..............................................                45,227,376            0.6%
                                                                                --------------          ------
Total Telecommunication Services....................................               192,282,036            2.6%
                                                                                --------------          ------
Utilities -- (1.7%)
      Other Securities..............................................               138,067,723            1.9%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             7,340,452,753           99.7%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                   118,267            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             7,340,571,020
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%....................................................... 30,660,931     30,660,931            0.4%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@  DFA Short Term Investment Fund................................ 71,256,698    824,653,765           11.2%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,146,013,476)...........................................              $8,195,885,716          111.3%
                                                                                ==============          ======

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary................. $1,115,243,514 $     73,475   --    $1,115,316,989
 Consumer Staples.......................    502,043,254           --   --       502,043,254
 Energy.................................    399,195,654           --   --       399,195,654
 Financials.............................  1,394,389,060           --   --     1,394,389,060
 Health Care............................    789,832,593           --   --       789,832,593
 Industrials............................  1,065,331,378           --   --     1,065,331,378
 Information Technology.................  1,367,038,691           --   --     1,367,038,691
 Materials..............................    347,214,891           --   --       347,214,891
 Real Estate............................     29,740,484           --   --        29,740,484
 Telecommunication Services.............    192,282,036           --   --       192,282,036
 Utilities..............................    138,067,723           --   --       138,067,723
Rights/Warrants.........................             --      118,267   --           118,267
Temporary Cash Investments..............     30,660,931           --   --        30,660,931
Securities Lending Collateral...........             --  824,653,765   --       824,653,765
                                         -------------- ------------   --    --------------
TOTAL................................... $7,371,040,209 $824,845,507   --    $8,195,885,716
                                         ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                      PERCENTAGE
                                              SHARES     VALUE++    OF NET ASSETS**
                                              ------     -------    ---------------
COMMON STOCKS -- (98.0%)
AUSTRALIA -- (6.4%)
    Australia & New Zealand Banking Group,
     Ltd.................................... 1,911,673 $ 46,795,802            1.4%
    BHP Billiton, Ltd....................... 1,783,876   31,760,009            0.9%
#   BHP Billiton, Ltd. Sponsored ADR........   593,811   21,139,672            0.6%
    Woodside Petroleum, Ltd.................   864,632   20,812,962            0.6%
    Other Securities........................             97,774,935            2.9%
                                                       ------------           -----
TOTAL AUSTRALIA.............................            218,283,380            6.4%
                                                       ------------           -----

AUSTRIA -- (0.1%)
    Other Securities........................              3,792,076            0.1%
                                                       ------------           -----

BELGIUM -- (1.1%)
    Other Securities........................             36,120,019            1.1%
                                                       ------------           -----

CANADA -- (8.0%)
    Bank of Montreal........................   550,366   38,993,431            1.1%
    Manulife Financial Corp.................   827,157   14,506,530            0.4%
    Suncor Energy, Inc...................... 1,023,634   32,080,193            0.9%
    Other Securities........................            187,024,525            5.5%
                                                       ------------           -----
TOTAL CANADA................................            272,604,679            7.9%
                                                       ------------           -----

DENMARK -- (1.8%)
    Vestas Wind Systems A.S.................   201,250   17,316,865            0.5%
    Other Securities........................             44,778,966            1.3%
                                                       ------------           -----
TOTAL DENMARK...............................             62,095,831            1.8%
                                                       ------------           -----

FINLAND -- (0.9%)
    Other Securities........................             32,423,369            0.9%
                                                       ------------           -----

FRANCE -- (10.1%)
    AXA SA..................................   584,162   15,585,516            0.5%
    BNP Paribas SA..........................   733,922   51,798,147            1.5%
    Cie de Saint-Gobain.....................   270,899   14,616,850            0.4%
    Engie SA................................ 1,220,619   17,210,777            0.5%
    Orange SA............................... 1,778,494   27,526,350            0.8%
    Renault SA..............................   253,272   23,617,898            0.7%
    Societe Generale SA.....................   590,348   32,370,351            0.9%
    Total SA................................ 1,648,530   84,624,314            2.5%
    Other Securities........................             78,269,664            2.2%
                                                       ------------           -----
TOTAL FRANCE................................            345,619,867           10.0%
                                                       ------------           -----

GERMANY -- (7.4%)
    Allianz SE..............................   217,369   41,382,188            1.2%
    Bayerische Motoren Werke AG.............   291,133   27,815,358            0.8%
    Daimler AG..............................   787,995   58,716,883            1.7%
    Other Securities........................            126,865,456            3.7%
                                                       ------------           -----
TOTAL GERMANY...............................            254,779,885            7.4%
                                                       ------------           -----

HONG KONG -- (2.7%)
    CK Hutchison Holdings, Ltd.............. 1,836,848   22,937,244            0.7%
    Other Securities........................             70,570,019            2.0%
                                                       ------------           -----
TOTAL HONG KONG.............................             93,507,263            2.7%
                                                       ------------           -----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                               ------     -------    ---------------
IRELAND -- (0.3%)
    Other Securities........................            $ 10,885,290            0.3%
                                                        ------------           -----

ISRAEL -- (0.4%)
    Other Securities........................              14,149,452            0.4%
                                                        ------------           -----

ITALY -- (1.6%)
*   UniCredit SpA...........................  1,284,976   20,922,604            0.6%
    Other Securities........................              32,665,971            1.0%
                                                        ------------           -----
TOTAL ITALY.................................              53,588,575            1.6%
                                                        ------------           -----

JAPAN -- (21.7%)
    Hitachi, Ltd............................  3,678,000   20,318,625            0.6%
    Honda Motor Co., Ltd....................  1,240,000   36,091,014            1.1%
    Mitsubishi UFJ Financial Group, Inc.....  4,778,634   30,280,259            0.9%
    Mizuho Financial Group, Inc............. 16,891,000   30,875,547            0.9%
    Nissan Motor Co., Ltd...................  1,904,600   18,142,400            0.5%
    Sumitomo Electric Industries, Ltd.......    887,900   14,501,133            0.4%
    Sumitomo Mitsui Financial Group, Inc....    900,727   33,444,546            1.0%
    Toyota Motor Corp.......................    604,188   32,699,110            1.0%
    Other Securities........................             527,221,682           15.2%
                                                        ------------           -----
TOTAL JAPAN.................................             743,574,316           21.6%
                                                        ------------           -----

NETHERLANDS -- (3.0%)
    ING Groep NV............................  1,774,374   28,921,455            0.8%
    Koninklijke DSM NV......................    211,171   15,111,017            0.4%
    Other Securities........................              60,016,631            1.8%
                                                        ------------           -----
TOTAL NETHERLANDS...........................             104,049,103            3.0%
                                                        ------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities........................               4,017,647            0.1%
                                                        ------------           -----

NORWAY -- (0.6%)
    Other Securities........................              21,268,802            0.6%
                                                        ------------           -----

PORTUGAL -- (0.0%)
    Other Securities........................               1,309,353            0.0%
                                                        ------------           -----

SINGAPORE -- (1.0%)
    Other Securities........................              32,474,513            1.0%
                                                        ------------           -----

SPAIN -- (3.1%)
    Banco Santander SA...................... 10,587,957   69,000,887            2.0%
    Other Securities........................              37,759,032            1.1%
                                                        ------------           -----
TOTAL SPAIN.................................             106,759,919            3.1%
                                                        ------------           -----

SWEDEN -- (2.7%)
    Nordea Bank AB..........................  2,293,526   28,207,647            0.8%
    Other Securities........................              62,935,451            1.9%
                                                        ------------           -----
TOTAL SWEDEN................................              91,143,098            2.7%
                                                        ------------           -----

SWITZERLAND -- (7.7%)
    Cie Financiere Richemont SA.............    336,422   28,110,911            0.8%
    Novartis AG.............................    401,115   30,879,864            0.9%
    Swatch Group AG (The)...................     39,176   15,673,085            0.4%
    Swiss Re AG.............................    347,731   30,245,398            0.9%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                 SHARES      VALUE++     OF NET ASSETS**
                                                 ------      -------     ---------------
SWITZERLAND -- (Continued)
      UBS Group AG............................  1,117,685 $   19,079,817            0.5%
      Zurich Insurance Group AG...............    123,852     34,274,586            1.0%
      Other Securities........................               104,366,161            3.1%
                                                          --------------           -----
TOTAL SWITZERLAND.............................               262,629,822            7.6%
                                                          --------------           -----

UNITED KINGDOM -- (17.3%)
*     Anglo American P.L.C....................  1,223,422     17,516,281            0.5%
      BP P.L.C. Sponsored ADR.................  2,938,940    100,864,430            2.9%
*     Glencore P.L.C.......................... 10,231,265     40,210,285            1.2%
      HSBC Holdings P.L.C.....................  3,071,541     25,328,901            0.7%
      HSBC Holdings P.L.C. Sponsored ADR......  1,612,652     66,392,883            1.9%
      Lloyds Banking Group P.L.C.............. 47,069,745     42,293,344            1.2%
      Royal Dutch Shell P.L.C. Sponsored ADR,
       Class A................................  1,312,566     68,502,806            2.0%
#     Royal Dutch Shell P.L.C. Sponsored ADR,
       Class B................................  1,146,218     62,033,318            1.8%
      Vodafone Group P.L.C.................... 23,523,365     60,587,710            1.8%
      Vodafone Group P.L.C. Sponsored ADR.....    653,411     17,112,824            0.5%
      Other Securities........................                93,913,226            2.8%
                                                          --------------           -----
TOTAL UNITED KINGDOM..........................               594,756,008           17.3%
                                                          --------------           -----
TOTAL COMMON STOCKS...........................             3,359,832,267           97.6%
                                                          --------------           -----

PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
      Volkswagen AG...........................    155,108     24,622,884            0.7%
      Other Securities........................                 7,191,864            0.2%
                                                          --------------           -----
TOTAL GERMANY.................................                31,814,748            0.9%
                                                          --------------           -----
TOTAL PREFERRED STOCKS........................                31,814,748            0.9%
                                                          --------------           -----
TOTAL INVESTMENT SECURITIES...................             3,391,647,015
                                                          --------------

                                                             VALUE+
                                                   -         ------             -
SECURITIES LENDING COLLATERAL -- (1.1%)
(S)@  DFA Short Term Investment Fund..........  3,189,534     36,912,476            1.1%
                                                          --------------           -----
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,191,835,717).......................             $3,428,559,491           99.6%
                                                          ==============           =====

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):
                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                           LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                         ------------ -------------- ------- --------------
Common Stocks
 Australia.............................. $ 23,350,385 $  194,932,995   --    $  218,283,380
 Austria................................           --      3,792,076   --         3,792,076
 Belgium................................           --     36,120,019   --        36,120,019
 Canada.................................  272,604,679             --   --       272,604,679
 Denmark................................           --     62,095,831   --        62,095,831
 Finland................................           --     32,423,369   --        32,423,369
 France.................................    9,862,727    335,757,140   --       345,619,867
 Germany................................   27,582,666    227,197,219   --       254,779,885
 Hong Kong..............................           --     93,507,263   --        93,507,263
 Ireland................................    5,378,847      5,506,443   --        10,885,290
 Israel.................................      934,357     13,215,095   --        14,149,452
 Italy..................................    3,645,636     49,942,939   --        53,588,575
 Japan..................................   13,253,924    730,320,392   --       743,574,316
 Netherlands............................    7,697,901     96,351,202   --       104,049,103
 New Zealand............................           --      4,017,647   --         4,017,647
 Norway.................................    1,386,626     19,882,176   --        21,268,802
 Portugal...............................           --      1,309,353   --         1,309,353
 Singapore..............................           --     32,474,513   --        32,474,513
 Spain..................................       13,366    106,746,553   --       106,759,919
 Sweden.................................           --     91,143,098   --        91,143,098
 Switzerland............................   13,564,225    249,065,597   --       262,629,822
 United Kingdom.........................  341,871,131    252,884,877   --       594,756,008
Preferred Stocks
 Germany................................           --     31,814,748   --        31,814,748
Securities Lending Collateral...........           --     36,912,476   --        36,912,476
Futures Contracts**.....................      627,312             --   --           627,312
                                         ------------ --------------   --    --------------
TOTAL................................... $721,773,782 $2,707,413,021   --    $3,429,186,803
                                         ============ ==============   ==    ==============

  **Not reflected in the Summary Schedule of Portfolio Holdings, valued at the unrealized appreciation/(depreciation) on the investment. (Note G)

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                         PERCENTAGE
                                                 SHARES     VALUE++    OF NET ASSETS**
                                                 ------     -------    ---------------
COMMON STOCKS -- (97.1%)
AUSTRALIA -- (4.5%)
     Australia & New Zealand Banking Group,
      Ltd.....................................    218,548 $  5,349,832            0.2%
     BHP Billiton, Ltd........................    328,023    5,840,100            0.2%
     Commonwealth Bank of Australia...........     63,713    4,161,345            0.2%
     Macquarie Group, Ltd.....................     70,545    4,900,552            0.2%
     National Australia Bank, Ltd.............    208,492    5,291,972            0.2%
     Westpac Banking Corp.....................    208,931    5,477,075            0.2%
     Other Securities.........................              99,670,988            3.4%
                                                          ------------            ----
TOTAL AUSTRALIA...............................             130,691,864            4.6%
                                                          ------------            ----

AUSTRIA -- (0.5%)
     Other Securities.........................              13,816,316            0.5%
                                                          ------------            ----

BELGIUM -- (1.1%)
     Anheuser-Busch InBev SA/NV...............     41,726    4,705,455            0.2%
     KBC Group NV.............................     56,694    4,097,098            0.2%
     Other Securities.........................              22,583,531            0.7%
                                                          ------------            ----
TOTAL BELGIUM.................................              31,386,084            1.1%
                                                          ------------            ----

BRAZIL -- (1.4%)
     Other Securities.........................              40,157,530            1.4%
                                                          ------------            ----

CANADA -- (6.1%)
     Royal Bank of Canada.....................     69,446    4,755,662            0.2%
     Toronto-Dominion Bank (The)..............     92,478    4,351,388            0.2%
     Other Securities.........................             166,956,170            5.8%
                                                          ------------            ----
TOTAL CANADA..................................             176,063,220            6.2%
                                                          ------------            ----

CHILE -- (0.3%)
     Other Securities.........................               8,923,034            0.3%
                                                          ------------            ----

CHINA -- (6.1%)
     China Construction Bank Corp. Class H.... 12,259,200    9,950,342            0.4%
     Industrial & Commercial Bank of China,
      Ltd. Class H............................ 10,068,460    6,563,283            0.3%
     Tencent Holdings, Ltd....................    150,500    4,715,665            0.2%
     Other Securities.........................             154,499,639            5.3%
                                                          ------------            ----
TOTAL CHINA...................................             175,728,929            6.2%
                                                          ------------            ----

COLOMBIA -- (0.1%)
     Other Securities.........................               2,236,281            0.1%
                                                          ------------            ----

CZECH REPUBLIC -- (0.0%)
     Other Securities.........................                 803,084            0.0%
                                                          ------------            ----

DENMARK -- (1.3%)
     Other Securities.........................              37,630,643            1.3%
                                                          ------------            ----

EGYPT -- (0.0%)
     Other Securities.........................                 161,687            0.0%
                                                          ------------            ----

FINLAND -- (1.3%)
     UPM-Kymmene Oyj..........................    210,965    5,558,225            0.2%
     Other Securities.........................              32,881,917            1.2%
                                                          ------------            ----
TOTAL FINLAND.................................              38,440,142            1.4%
                                                          ------------            ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                           PERCENTAGE
                                                    SHARES    VALUE++    OF NET ASSETS**
                                                    ------    -------    ---------------
FRANCE -- (5.5%)
     BNP Paribas SA................................  91,698 $  6,471,787            0.2%
     Cie de Saint-Gobain...........................  82,244    4,437,625            0.2%
     Cie Generale des Etablissements Michelin......  36,347    4,754,226            0.2%
     Orange SA..................................... 278,939    4,317,233            0.2%
     Total SA...................................... 219,419   11,263,479            0.4%
     Other Securities..............................          125,931,815            4.3%
                                                            ------------           -----
TOTAL FRANCE.......................................          157,176,165            5.5%
                                                            ------------           -----

GERMANY -- (5.1%)
     Allianz SE....................................  26,834    5,108,592            0.2%
     BASF SE.......................................  97,349    9,483,636            0.4%
     Bayerische Motoren Werke AG...................  57,820    5,524,224            0.2%
     Daimler AG.................................... 140,117   10,440,718            0.4%
     Deutsche Telekom AG........................... 235,891    4,137,715            0.2%
     Fresenius SE & Co. KGaA.......................  58,466    4,743,361            0.2%
     Other Securities..............................          107,478,230            3.6%
                                                            ------------           -----
TOTAL GERMANY......................................          146,916,476            5.2%
                                                            ------------           -----

GREECE -- (0.1%)
     Other Securities..............................            2,195,265            0.1%
                                                            ------------           -----

HONG KONG -- (2.2%)
     AIA Group, Ltd................................ 729,000    5,045,726            0.2%
     Other Securities..............................           59,281,356            2.1%
                                                            ------------           -----
TOTAL HONG KONG....................................           64,327,082            2.3%
                                                            ------------           -----

HUNGARY -- (0.1%)
     Other Securities..............................            2,465,146            0.1%
                                                            ------------           -----

INDIA -- (2.9%)
     Other Securities..............................           81,993,865            2.9%
                                                            ------------           -----

INDONESIA -- (0.7%)
     Other Securities..............................           18,580,572            0.7%
                                                            ------------           -----

IRELAND -- (0.4%)
     Other Securities..............................           10,526,415            0.4%
                                                            ------------           -----

ISRAEL -- (0.5%)
     Other Securities..............................           15,082,250            0.5%
                                                            ------------           -----

ITALY -- (2.0%)
     Other Securities..............................           57,986,268            2.0%
                                                            ------------           -----

JAPAN -- (16.9%)
     Hitachi, Ltd.................................. 727,000    4,016,215            0.2%
     Honda Motor Co., Ltd.......................... 146,500    4,263,979            0.2%
     Sumitomo Mitsui Financial Group, Inc.......... 110,183    4,091,162            0.2%
     Toyota Motor Corp............................. 191,273   10,351,839            0.4%
     Toyota Motor Corp. Sponsored ADR..............  41,028    4,436,768            0.2%
     Other Securities..............................          460,759,596           15.9%
                                                            ------------           -----
TOTAL JAPAN........................................          487,919,559           17.1%
                                                            ------------           -----

MALAYSIA -- (0.7%)
     Other Securities..............................           19,867,267            0.7%
                                                            ------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                 PERCENTAGE
                                          SHARES    VALUE++    OF NET ASSETS**
                                          ------    -------    ---------------
  MEXICO -- (0.9%)
      Other Securities...................         $ 27,200,503            1.0%
                                                  ------------            ----

  NETHERLANDS -- (2.1%)
      Akzo Nobel NV......................  49,804    4,355,962            0.2%
      Koninklijke Ahold Delhaize NV...... 233,772    4,842,645            0.2%
      Koninklijke DSM NV.................  65,323    4,674,397            0.2%
      Other Securities...................           45,553,917            1.5%
                                                  ------------            ----
  TOTAL NETHERLANDS......................           59,426,921            2.1%
                                                  ------------            ----

  NEW ZEALAND -- (0.4%)
      Other Securities...................           10,482,000            0.4%
                                                  ------------            ----

  NORWAY -- (0.6%)
      Other Securities...................           17,957,540            0.6%
                                                  ------------            ----

  PERU -- (0.0%)
      Other Securities...................              553,288            0.0%
                                                  ------------            ----

  PHILIPPINES -- (0.3%)
      Other Securities...................            8,960,343            0.3%
                                                  ------------            ----

  POLAND -- (0.4%)
      Other Securities...................           11,327,880            0.4%
                                                  ------------            ----

  PORTUGAL -- (0.2%)
      Other Securities...................            5,800,168            0.2%
                                                  ------------            ----

  RUSSIA -- (0.3%)
      Other Securities...................            8,082,357            0.3%
                                                  ------------            ----

  SINGAPORE -- (0.8%)
      Other Securities...................           24,147,859            0.8%
                                                  ------------            ----

  SOUTH AFRICA -- (1.8%)
      Other Securities...................           51,167,643            1.8%
                                                  ------------            ----

  SOUTH KOREA -- (4.0%)
      Samsung Electronics Co., Ltd.......   5,671   11,117,567            0.4%
      Samsung Electronics Co., Ltd. GDR..   8,033    7,882,343            0.3%
      Other Securities...................           97,036,105            3.4%
                                                  ------------            ----
  TOTAL SOUTH KOREA......................          116,036,015            4.1%
                                                  ------------            ----

  SPAIN -- (1.8%)
      Banco Bilbao Vizcaya Argentaria SA. 503,967    4,037,593            0.2%
      Banco Santander SA................. 899,796    5,863,900            0.2%
      Other Securities...................           42,906,440            1.5%
                                                  ------------            ----
  TOTAL SPAIN............................           52,807,933            1.9%
                                                  ------------            ----

  SWEDEN -- (2.2%)
      Other Securities...................           63,987,893            2.2%
                                                  ------------            ----

  SWITZERLAND -- (4.9%)
      ABB, Ltd........................... 219,337    5,374,689            0.2%
      Nestle SA.......................... 261,736   20,159,027            0.7%
      Novartis AG Sponsored ADR.......... 117,451    9,047,251            0.3%
      Roche Holding AG...................  19,398    5,075,764            0.2%

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                      PERCENTAGE
                                             SHARES     VALUE++     OF NET ASSETS**
                                             ------     -------     ---------------
SWITZERLAND -- (Continued)
*   Syngenta AG.............................  10,331 $    4,801,160            0.2%
    Other Securities........................             96,392,253            3.3%
                                                     --------------           -----
TOTAL SWITZERLAND...........................            140,850,144            4.9%
                                                     --------------           -----

TAIWAN -- (3.8%)
    Other Securities........................            108,860,670            3.8%
                                                     --------------           -----

THAILAND -- (0.6%)
    Other Securities........................             18,434,496            0.6%
                                                     --------------           -----

TURKEY -- (0.3%)
    Other Securities........................              9,406,898            0.3%
                                                     --------------           -----

UNITED KINGDOM -- (11.9%)
    BP P.L.C. Sponsored ADR................. 480,156     16,478,957            0.6%
    HSBC Holdings P.L.C. Sponsored ADR...... 191,029      7,864,664            0.3%
    Rio Tinto P.L.C. Sponsored ADR.......... 113,958      4,537,808            0.2%
    Royal Dutch Shell P.L.C. Class A........ 168,853      4,384,835            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR,
     Class A................................ 171,159      8,932,775            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR,
     Class B................................ 149,242      8,076,977            0.3%
    Other Securities........................            292,272,358           10.1%
                                                     --------------           -----
TOTAL UNITED KINGDOM........................            342,548,374           12.0%
                                                     --------------           -----

UNITED STATES -- (0.0%)
    Other Securities........................                502,287            0.0%
                                                     --------------           -----
TOTAL COMMON STOCKS.........................          2,799,616,356           98.3%
                                                     --------------           -----

PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.6%)
    Other Securities........................             15,863,128            0.6%
                                                     --------------           -----

CHILE -- (0.0%)
    Other Securities........................                 74,088            0.0%
                                                     --------------           -----

COLOMBIA -- (0.0%)
    Other Securities........................                428,091            0.0%
                                                     --------------           -----

GERMANY -- (0.3%)
    Volkswagen AG...........................  28,562      4,534,123            0.2%
    Other Securities........................              5,354,528            0.1%
                                                     --------------           -----
TOTAL GERMANY...............................              9,888,651            0.3%
                                                     --------------           -----

INDIA -- (0.0%)
    Other Securities........................                 40,550            0.0%
                                                     --------------           -----

UNITED KINGDOM -- (0.0%)
    Other Securities........................                  1,587            0.0%
                                                     --------------           -----
TOTAL PREFERRED STOCKS......................             26,296,095            0.9%
                                                     --------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities........................                  4,074            0.0%
                                                     --------------           -----

ITALY -- (0.0%)
    Other Securities........................                  3,493            0.0%
                                                     --------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                                ------      -------     ---------------
MALAYSIA -- (0.0%)
      Other Securities........................           $       12,582            0.0%
                                                         --------------          ------

PHILIPPINES -- (0.0%)
      Other Securities........................                    1,962            0.0%
                                                         --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities........................                    1,814            0.0%
                                                         --------------          ------

TAIWAN -- (0.0%)
      Other Securities........................                    9,419            0.0%
                                                         --------------          ------

THAILAND -- (0.0%)
      Other Securities........................                    4,477            0.0%
                                                         --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities........................                  111,673            0.0%
                                                         --------------          ------
TOTAL RIGHTS/WARRANTS.........................                  149,494            0.0%
                                                         --------------          ------
TOTAL INVESTMENT SECURITIES...................            2,826,061,945
                                                         --------------

                                                            VALUE+
                                                            ------
SECURITIES LENDING COLLATERAL -- (2.0%)
(S)@  DFA Short Term Investment Fund.......... 4,865,722     56,311,005            2.0%
                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $2,385,579,035).......................            $2,882,372,950          101.2%
                                                         ==============          ======

Summary of the Portfolio's investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ----------------------------------------------
                            LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                          ------------ ------------ ------- ------------
        Common Stocks
          Australia...... $  2,181,675 $128,510,189   --    $130,691,864
          Austria........           --   13,816,316   --      13,816,316
          Belgium........    1,091,492   30,294,592   --      31,386,084
          Brazil.........   40,157,530           --   --      40,157,530
          Canada.........  176,063,220           --   --     176,063,220
          Chile..........    3,000,270    5,922,764   --       8,923,034
          China..........   20,438,735  155,290,194   --     175,728,929
          Colombia.......    2,236,281           --   --       2,236,281
          Czech Republic.           --      803,084   --         803,084
          Denmark........      805,318   36,825,325   --      37,630,643
          Egypt..........           --      161,687   --         161,687
          Finland........       21,375   38,418,767   --      38,440,142
          France.........    3,707,763  153,468,402   --     157,176,165
          Germany........    7,810,251  139,106,225   --     146,916,476
          Greece.........           --    2,195,265   --       2,195,265
          Hong Kong......      262,368   64,064,714   --      64,327,082
          Hungary........           --    2,465,146   --       2,465,146
          India..........    2,032,138   79,961,727   --      81,993,865
          Indonesia......      397,686   18,182,886   --      18,580,572
          Ireland........    2,501,613    8,024,802   --      10,526,415
          Israel.........    3,224,119   11,858,131   --      15,082,250
          Italy..........    2,065,387   55,920,881   --      57,986,268

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                         INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    --------------------------------------------------
                                      LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                    ------------ -------------- ------- --------------
 Japan............................. $ 13,124,072 $  474,795,487   --    $  487,919,559
 Malaysia..........................           --     19,867,267   --        19,867,267
 Mexico............................   27,200,503             --   --        27,200,503
 Netherlands.......................   10,004,270     49,422,651   --        59,426,921
 New Zealand.......................       33,242     10,448,758   --        10,482,000
 Norway............................      720,171     17,237,369   --        17,957,540
 Peru..............................      553,288             --   --           553,288
 Philippines.......................      167,678      8,792,665   --         8,960,343
 Poland............................           --     11,327,880   --        11,327,880
 Portugal..........................           --      5,800,168   --         5,800,168
 Russia............................      947,006      7,135,351   --         8,082,357
 Singapore.........................           --     24,147,859   --        24,147,859
 South Africa......................    5,611,641     45,556,002   --        51,167,643
 South Korea.......................    5,794,947    110,241,068   --       116,036,015
 Spain.............................    4,203,625     48,604,308   --        52,807,933
 Sweden............................      587,345     63,400,548   --        63,987,893
 Switzerland.......................   19,152,159    121,697,985   --       140,850,144
 Taiwan............................    4,284,251    104,576,419   --       108,860,670
 Thailand..........................   18,398,000         36,496   --        18,434,496
 Turkey............................       80,124      9,326,774   --         9,406,898
 United Kingdom....................   76,765,432    265,782,942   --       342,548,374
 United States.....................           --        502,287   --           502,287
Preferred Stocks
 Brazil............................   15,863,128             --   --        15,863,128
 Chile.............................           --         74,088   --            74,088
 Colombia..........................      428,091             --   --           428,091
 Germany...........................           --      9,888,651   --         9,888,651
 India.............................          862         39,688   --            40,550
 United Kingdom....................           --          1,587   --             1,587
Rights/Warrants
 Brazil............................           --          4,074   --             4,074
 Italy.............................           --          3,493   --             3,493
 Malaysia..........................           --         12,582   --            12,582
 Philippines.......................           --          1,962   --             1,962
 South Korea.......................           --          1,814   --             1,814
 Taiwan............................           --          9,419   --             9,419
 Thailand..........................           --          4,477   --             4,477
 United Kingdom....................           --        111,673   --           111,673
Securities Lending Collateral......           --     56,311,005   --        56,311,005
                                    ------------ --------------   --    --------------
TOTAL.............................. $471,917,056 $2,410,455,894   --    $2,882,372,950
                                    ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)


                                                            TAX-MANAGED                    TAX-MANAGED
                                                          U.S. MARKETWIDE   TAX-MANAGED   U.S. TARGETED   TAX-MANAGED
                                                               VALUE        U.S. EQUITY       VALUE        U.S. SMALL
                                                             PORTFOLIO      PORTFOLIO*     PORTFOLIO*    CAP PORTFOLIO*
                                                          --------------- --------------  -------------- --------------
ASSETS:
Investments in Affiliated Investment Company at
 Value................................................... $    4,557,933              --              --             --
Investments at Value (including $0, $209,341,
 $722,989 and $628,473 of securities on loan,
 respectively)...........................................             --  $    2,998,793  $    4,322,840 $    2,676,747
Temporary Cash Investments at Value & Cost...............             --          30,211          22,665          6,487
Collateral from Securities on Loan Invested in Affiliate
 at Value (including cost of $0, $144,766, $561,872
 and $540,763)...........................................             --         144,764         561,969        540,857
Segregated Cash for Futures Contracts....................             --           1,025              --             --
Cash.....................................................             --              31           3,510          1,239
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold..........................................             --               1           9,496          2,333
  Dividends, Interest and Tax Reclaims...................             --           2,662           1,126            693
  Securities Lending Income..............................             --              53             167            212
  Fund Shares Sold.......................................          1,555           1,121           1,389            562
Prepaid Expenses and Other Assets........................             38              35              54             39
                                                          --------------  --------------  -------------- --------------
     Total Assets........................................      4,559,526       3,178,696       4,923,216      3,229,169
                                                          --------------  --------------  -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.......................             --         144,711         561,822        540,744
  Investment Securities/Affiliated Investment
   Company Purchased.....................................             --           1,860          17,561          2,715
  Fund Shares Redeemed...................................            757             742             721            576
  Due to Advisor.........................................            555             498           1,482          1,085
  Futures Margin Variation...............................             --              57              --             --
Accrued Expenses and Other Liabilities...................            171             215             269            167
                                                          --------------  --------------  -------------- --------------
     Total Liabilities...................................          1,483         148,083         581,855        545,287
                                                          --------------  --------------  -------------- --------------
NET ASSETS............................................... $    4,558,043  $    3,030,613  $    4,341,361 $    2,683,882
                                                          ==============  ==============  ============== ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..................    158,688,952     117,064,148     121,840,140     64,762,221
                                                          ==============  ==============  ============== ==============
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE.............................. $        28.72  $        25.89  $        35.63 $        41.44
                                                          ==============  ==============  ============== ==============
Investments in Affiliated Investment Company at
 Cost.................................................... $    2,549,039  $           --  $           -- $           --
                                                          --------------  --------------  -------------- --------------
Investments at Cost...................................... $           --  $    1,473,934  $    2,561,079 $    1,471,544
                                                          ==============  ==============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.......................................... $    2,444,887  $    1,718,616  $    2,403,508 $    1,403,165
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)........................          6,526           3,182           1,451            688
Accumulated Net Realized Gain (Loss).....................         97,736        (216,217)        174,544         74,732
Net Unrealized Appreciation (Depreciation)...............      2,008,894       1,525,032       1,761,858      1,205,297
                                                          --------------  --------------  -------------- --------------
NET ASSETS............................................... $    4,558,043  $    3,030,613  $    4,341,361 $    2,683,882
                                                          ==============  ==============  ============== ==============
(1) NUMBER OF SHARES AUTHORIZED..........................  1,700,000,000   1,500,000,000   1,700,000,000  1,500,000,000
                                                          ==============  ==============  ============== ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                               TAX-MANAGED
                                                                                                   DFA        T.A. WORLD EX
                                                                              T.A. U.S. CORE  INTERNATIONAL     U.S. CORE
                                                                                 EQUITY 2         VALUE          EQUITY
                                                                                PORTFOLIO*      PORTFOLIO      PORTFOLIO*
                                                                              -------------- --------------  --------------
ASSETS:
Investments at Value (including $1,046,906, $35,755 and $81,870 of
 securities on loan, respectively)........................................... $    7,340,571 $    3,391,647  $    2,826,062
Temporary Cash Investments at Value & Cost...................................         30,661             --              --
Collateral from Securities on Loan Invested in Affiliate at Value (including
 cost of $824,493, $36,907 and $56,304)......................................        824,654         36,912          56,311
Segregated Cash for Futures Contracts........................................             --          1,109              --
Foreign Currencies at Value..................................................             --          7,063           3,794
Cash.........................................................................            778         26,736           8,303
Receivables:
  Investment Securities Sold.................................................             87             --           1,739
  Dividends, Interest and Tax Reclaims.......................................          5,688         16,233           9,996
  Securities Lending Income..................................................            248             79             228
  Fund Shares Sold...........................................................          3,300          1,370           2,127
Unrealized Gain on Foreign Currency Transactions.............................             --             --               2
Prepaid Expenses and Other Assets............................................             95             62              38
                                                                              -------------- --------------  --------------
     Total Assets............................................................      8,206,082      3,481,211       2,908,600
                                                                              -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................        824,497         36,901          56,297
  Investment Securities Purchased............................................         11,198             --           3,536
  Fund Shares Redeemed.......................................................          1,678            898             635
  Due to Advisor.............................................................          1,312          1,383             805
  Futures Margin Variation...................................................             --             54              --
Unrealized Loss on Foreign Currency Transactions.............................             --             --               1
Accrued Expenses and Other Liabilities.......................................            344            246             226
                                                                              -------------- --------------  --------------
     Total Liabilities.......................................................        839,029         39,482          61,500
                                                                              -------------- --------------  --------------
NET ASSETS................................................................... $    7,367,053 $    3,441,729  $    2,847,100
                                                                              ============== ==============  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)......................................    450,607,045    233,029,190     274,276,111
                                                                              ============== ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE....................................................................... $        16.35 $        14.77  $        10.38
                                                                              ============== ==============  ==============
Investments at Cost.......................................................... $    4,290,859 $    3,154,929  $    2,329,275
                                                                              ============== ==============  ==============
Foreign Currencies at Cost................................................... $           -- $        7,117  $        3,799
                                                                              ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................. $    4,291,649 $    3,276,505  $    2,392,400
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................          7,751         22,412          13,592
Accumulated Net Realized Gain (Loss).........................................         17,780        (94,499)        (55,688)
Net Unrealized Foreign Exchange Gain (Loss)..................................             --             15               7
Net Unrealized Appreciation (Depreciation)...................................      3,049,873        237,296         496,789
                                                                              -------------- --------------  --------------
NET ASSETS................................................................... $    7,367,053 $    3,441,729  $    2,847,100
                                                                              ============== ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED..............................................  2,000,000,000  1,700,000,000   1,500,000,000
                                                                              ============== ==============  ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                             TAX-MANAGED                TAX-MANAGED
                                                           U.S. MARKETWIDE TAX-MANAGED U.S. TARGETED  TAX-MANAGED
                                                                VALUE      U.S. EQUITY     VALUE       U.S. SMALL
                                                             PORTFOLIO*    PORTFOLIO#   PORTFOLIO#   CAP PORTFOLIO#
                                                           --------------- ----------- ------------- --------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated
   Investment Company:
  Dividends (Net of Foreign Taxes Withheld of $2, $0, $0
   and $0, respectively)..................................    $ 48,332            --           --             --
  Income from Securities Lending..........................         205            --           --             --
  Expenses Allocated from Affiliated Investment
   Company................................................      (4,621)           --           --             --
                                                              --------      --------     --------       --------
     Total Net Investment Income Received from
      Affiliated Investment Company.......................      43,916            --           --             --
                                                              --------      --------     --------       --------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $2, $8
   and $4, respectively)..................................          --      $ 27,338     $ 31,041       $ 17,829
  Income from Securities Lending..........................          --           357          956          1,070
                                                              --------      --------     --------       --------
     Total Investment Income..............................          --        27,695       31,997         18,899
                                                              --------      --------     --------       --------
FUND EXPENSES
  Investment Management Fees..............................       7,675         2,861        8,897          6,462
  Accounting & Transfer Agent Fees........................          24            81          123             77
  Custodian Fees..........................................          --            16           24             15
  Filing Fees.............................................          32            29           45             30
  Shareholders' Reports...................................          36            20           34             24
  Directors'/Trustees' Fees & Expenses....................          21            14           21             13
  Professional Fees.......................................           4            21           31             19
  Other...................................................          11            41           59             37
                                                              --------      --------     --------       --------
     Total Expenses.......................................       7,803         3,083        9,234          6,677
                                                              --------      --------     --------       --------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)...............................................      (4,386)           65           --             --
                                                              --------      --------     --------       --------
  Net Expenses............................................       3,417         3,148        9,234          6,677
                                                              --------      --------     --------       --------
  NET INVESTMENT INCOME (LOSS)............................      40,499        24,547       22,763         12,222
                                                              --------      --------     --------       --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**..........................      98,115        15,403      175,346         76,162
    Futures...............................................          56         1,673        1,430            294
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.................................     461,598       325,504      451,236        318,291
    Futures...............................................           1           682           --             --
                                                              --------      --------     --------       --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).................     559,770       343,262      628,012        394,747
                                                              --------      --------     --------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...............................................    $600,269      $367,809     $650,775       $406,969
                                                              ========      ========     ========       ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

                                                                                        TAX-MANAGED
                                                                                            DFA      T.A. WORLD EX
                                                                        T.A. U.S. CORE INTERNATIONAL   U.S. CORE
                                                                           EQUITY 2        VALUE        EQUITY
                                                                          PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                        -------------- ------------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $13, $4,467 and $3,038,
   respectively)#......................................................    $ 61,814      $ 51,211      $ 30,388
  Income from Securities Lending.......................................       1,456           430         1,170
                                                                           --------      --------      --------
     Total Investment Income...........................................      63,270        51,641        31,558
                                                                           --------      --------      --------
FUND EXPENSES
  Investment Management Fees...........................................       7,627         8,015         4,720
  Accounting & Transfer Agent Fees.....................................         189           102            81
  Custodian Fees.......................................................          42           138           265
  Filing Fees..........................................................          62            59            38
  Shareholders' Reports................................................          37            36            24
  Directors'/Trustees' Fees & Expenses.................................          34            15            12
  Professional Fees....................................................          49            29            48
  Other................................................................          95            60            53
                                                                           --------      --------      --------
     Total Expenses....................................................       8,135         8,454         5,241
                                                                           --------      --------      --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).......................................          --            --           (41)
  Fees Paid Indirectly (Note C)........................................          --           (98)          (34)
                                                                           --------      --------      --------
  Net Expenses.........................................................       8,135         8,356         5,166
                                                                           --------      --------      --------
  NET INVESTMENT INCOME (LOSS).........................................      55,135        43,285        26,392
                                                                           --------      --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.......................................      19,487        12,656           299
    Futures............................................................          --         1,501            --
    Foreign Currency Transactions......................................          --        (1,277)         (302)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................     865,303       289,600       259,429
    Futures............................................................          --         1,427            --
    Translation of Foreign Currency Denominated Amounts................          --           397           174
                                                                           --------      --------      --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..............................     884,790       304,304       259,600
                                                                           --------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........    $939,925      $347,589      $285,992
                                                                           ========      ========      ========

----------
**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                               TAX-MANAGED U.S.           TAX-MANAGED             TAX-MANAGED
                                                  MARKETWIDE              U.S. EQUITY            U.S. TARGETED
                                                VALUE PORTFOLIO            PORTFOLIO            VALUE PORTFOLIO
                                            ----------------------  ----------------------  ----------------------
                                            SIX MONTHS     YEAR     SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                               ENDED      ENDED        ENDED      ENDED        ENDED      ENDED
                                             APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,    APRIL 30,   OCT. 31,
                                               2017        2016        2017        2016        2017        2016
                                            ----------- ----------  ----------- ----------  ----------- ----------
                                            (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............. $   40,499  $   73,162  $   24,547  $   47,494  $   22,763  $   42,145
  Net Realized Gain (Loss) on:
   Investment Securities Sold/Affiliated
    Investment Company Sold*...............     98,115     137,584      15,403      88,808     175,346     126,974
   Futures.................................         56       4,341       1,673       1,284       1,430       4,185
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company.....................    461,598    (108,432)    325,504     (30,585)    451,236     (81,804)
   Futures.................................          1          --         682        (507)         --          --
                                            ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations............................    600,269     106,655     367,809     106,494     650,775      91,500
                                            ----------  ----------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment Income....................    (39,603)    (72,925)    (25,773)    (48,479)    (21,898)    (43,827)
  Net Long-Term Gains......................   (101,284)         --          --          --    (127,982)   (128,578)
                                            ----------  ----------  ----------  ----------  ----------  ----------
    Total Distributions....................   (140,887)    (72,925)    (25,773)    (48,479)   (149,880)   (172,405)
                                            ----------  ----------  ----------  ----------  ----------  ----------
Capital Share Transactions (1):
  Shares Issued............................    251,974     604,274     192,269     373,342     233,798     699,094
  Shares Issued in Lieu of Cash
   Distributions...........................    139,228      71,818      25,067      46,609     148,547     170,363
  Shares Redeemed..........................   (305,016)   (558,218)   (165,198)   (335,680)   (315,181)   (685,722)
                                            ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions............     86,186     117,874      52,138      84,271      67,164     183,735
                                            ----------  ----------  ----------  ----------  ----------  ----------
    Total Increase (Decrease) in Net
     Assets................................    545,568     151,604     394,174     142,286     568,059     102,830
NET ASSETS
  Beginning of Period......................  4,012,475   3,860,871   2,636,439   2,494,153   3,773,302   3,670,472
                                            ----------  ----------  ----------  ----------  ----------  ----------
  End of Period............................ $4,558,043  $4,012,475  $3,030,613  $2,636,439  $4,341,361  $3,773,302
                                            ==========  ==========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued............................      8,983      24,749       7,717      17,067       6,637      24,009
  Shares Issued in Lieu of Cash
   Distributions...........................      4,964       2,864       1,001       2,081       4,153       5,626
  Shares Redeemed..........................    (10,868)    (22,805)     (6,633)    (15,202)     (8,868)    (23,205)
                                            ----------  ----------  ----------  ----------  ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed..............................      3,079       4,808       2,085       3,946       1,922       6,430
                                            ==========  ==========  ==========  ==========  ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)........................ $    6,526  $    5,630  $    3,182  $    4,408  $    1,451  $      586

                                                  TAX-MANAGED
                                                  U.S. SMALL
                                                 CAP PORTFOLIO
                                            ----------------------
                                            SIX MONTHS     YEAR
                                               ENDED      ENDED
                                             APRIL 30,   OCT. 31,
                                               2017        2016
                                            ----------- ----------
                                            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............. $   12,222  $   22,649
  Net Realized Gain (Loss) on:
   Investment Securities Sold/Affiliated
    Investment Company Sold*...............     76,162      54,458
   Futures.................................        294         259
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities/Affiliated
    Investment Company.....................    318,291       9,515
   Futures.................................         --          --
                                            ----------  ----------
    Net Increase (Decrease) in Net
     Assets Resulting from
     Operations............................    406,969      86,881
                                            ----------  ----------
Distributions From:
  Net Investment Income....................    (12,081)    (22,742)
  Net Long-Term Gains......................    (54,088)    (94,181)
                                            ----------  ----------
    Total Distributions....................    (66,169)   (116,923)
                                            ----------  ----------
Capital Share Transactions (1):
  Shares Issued............................    158,884     416,890
  Shares Issued in Lieu of Cash
   Distributions...........................     65,205     114,492
  Shares Redeemed..........................   (177,701)   (394,954)
                                            ----------  ----------
    Net Increase (Decrease) from
     Capital Share Transactions............     46,388     136,428
                                            ----------  ----------
    Total Increase (Decrease) in Net
     Assets................................    387,188     106,386
NET ASSETS
  Beginning of Period......................  2,296,694   2,190,308
                                            ----------  ----------
  End of Period............................ $2,683,882  $2,296,694
                                            ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued............................      3,921      12,370
  Shares Issued in Lieu of Cash
   Distributions...........................      1,582       3,318
  Shares Redeemed..........................     (4,362)    (11,643)
                                            ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed..............................      1,141       4,045
                                            ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)........................ $      688  $      547

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           T.A. U.S. CORE EQUITY 2      TAX-MANAGED DFA           T.A. WORLD EX U.S. CORE
                                                  PORTFOLIO         INTERNATIONAL VALUE PORTFOLIO    EQUITY PORTFOLIO
                                           -----------------------  ----------------------------  ----------------------
                                           SIX MONTHS      YEAR     SIX MONTHS         YEAR       SIX MONTHS     YEAR
                                              ENDED       ENDED        ENDED          ENDED          ENDED      ENDED
                                            APRIL 30,    OCT. 31,    APRIL 30,       OCT. 31,      APRIL 30,   OCT. 31,
                                              2017         2016        2017            2016          2017        2016
                                           ----------- -----------  -----------     -----------   ----------- ----------
                                           (UNAUDITED)              (UNAUDITED)                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   55,135  $   105,500  $   43,285     $    92,980    $   26,392  $   56,403
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........     19,487       (4,863)     12,656         (82,213)          299     (25,607)
    Futures...............................         --        5,040       1,501           2,620            --          --
    Foreign Currency Transactions.........         --           --      (1,277)            434          (302)        344
    Forward Currency Contracts............         --           --          --             (20)           --           6
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    865,303      119,407     289,600         (19,773)      259,429      50,075
    Futures...............................         --           --       1,427            (800)           --          --
    Translation of Foreign Currency
     Denominated Amounts..................         --           --         397            (301)          174        (113)
                                           ----------  -----------  ----------      -----------   ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    939,925      225,084     347,589          (7,073)      285,992      81,108
                                           ----------  -----------  ----------      -----------   ----------  ----------
Distributions From:
  Net Investment Income...................    (57,087)    (104,283)    (28,486)        (92,814)      (19,148)    (56,154)
  Net Long-Term Gains.....................       (231)        (166)         --              --            --          --
                                           ----------  -----------  ----------      -----------   ----------  ----------
     Total Distributions..................    (57,318)    (104,449)    (28,486)        (92,814)      (19,148)    (56,154)
                                           ----------  -----------  ----------      -----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued...........................    624,590    1,468,327     293,029       1,176,415       331,542     917,900
  Shares Issued in Lieu of Cash
   Distributions..........................     56,921      103,804      28,213          91,799        19,055      55,965
  Shares Redeemed.........................   (416,337)  (1,022,647)   (203,641)     (1,158,233)     (177,689)   (715,784)
                                           ----------  -----------  ----------      -----------   ----------  ----------
     Net Increase (Decrease) from
      Capital Share Transactions..........    265,174      549,484     117,601         109,981       172,908     258,081
                                           ----------  -----------  ----------      -----------   ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................  1,147,781      670,119     436,704          10,094       439,752     283,035
NET ASSETS
  Beginning of Period.....................  6,219,272    5,549,153   3,005,025       2,994,931     2,407,348   2,124,313
                                           ----------  -----------  ----------      -----------   ----------  ----------
  End of Period........................... $7,367,053  $ 6,219,272  $3,441,729     $ 3,005,025    $2,847,100  $2,407,348
                                           ==========  ===========  ==========      ===========   ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...........................     39,396      108,691      20,730          94,213        34,240     104,147
  Shares Issued in Lieu of Cash
   Distributions..........................      3,559        7,436       1,994           7,334         1,985       6,257
  Shares Redeemed.........................    (26,354)     (75,853)    (14,481)        (92,625)      (18,507)    (82,262)
                                           ----------  -----------  ----------      -----------   ----------  ----------
     Net Increase (Decrease) from
      Shares Issued and Redeemed..........     16,601       40,274       8,243           8,922        17,718      28,142
                                           ==========  ===========  ==========      ===========   ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)....................... $    7,751  $     9,703  $   22,412     $     7,613    $   13,592  $    6,348

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                        TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                                ----------------------------------------------------------------------------------------
                                   SIX MONTHS          YEAR           YEAR           YEAR           YEAR           YEAR
                                      ENDED           ENDED          ENDED          ENDED          ENDED          ENDED
                                    APRIL 30,        OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,
                                      2017             2016           2015           2014           2013           2012
-----------------------------------------------------------------------------------------------------------------------------
                                   (UNAUDITED)
Net Asset Value, Beginning of
 Period........................ $    25.79        $    25.60     $    25.33     $    22.35     $    16.76     $    14.42
                                ----------        ----------     ----------     ----------     ----------     ----------
Income from Investment Operations
-
  Net Investment Income
   (Loss) (A)..................       0.26              0.47           0.43           0.35           0.32           0.28
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       3.57              0.19           0.25           2.98           5.60           2.33
                                ----------        ----------     ----------     ----------     ----------     ----------
   Total from Investment
    Operations.................       3.83              0.66           0.68           3.33           5.92           2.61
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income........      (0.25)            (0.47)         (0.41)         (0.35)         (0.33)         (0.27)
  Net Realized Gains...........      (0.65)               --             --             --             --             --
                                ----------        ----------     ----------     ----------     ----------     ----------
   Total Distributions.........      (0.90)            (0.47)         (0.41)         (0.35)         (0.33)         (0.27)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    28.72        $    25.79     $    25.60     $    25.33     $    22.35     $    16.76
=============================== ===========       ==========     ==========     ==========     ==========     ==========
Total Return...................      14.97%(C)          2.66%          2.73%         14.98%         35.71%         18.34%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $4,558,043        $4,012,475     $3,860,871     $3,664,174     $3,110,436     $2,345,296
Ratio of Expenses to Average
 Net Assets....................       0.37%(B)(D)       0.37%(B)       0.37%(B)       0.37%(B)       0.37%(B)       0.38%(B)
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor).........       0.57%(B)(D)       0.57%(B)       0.43%(B)       0.37%(B)       0.37%(B)       0.38%(B)
Ratio of Net Investment Income
 to Average Net Assets.........       1.85%(D)          1.90%          1.65%          1.45%          1.66%          1.83%
Portfolio Turnover Rate........        N/A               N/A            N/A            N/A            N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------

                                                    TAX-MANAGED U.S. EQUITY PORTFOLIO
                                -------------------------------------------------------------------------
                                 SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                    ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                  APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                    2017          2016        2015        2014        2013        2012
----------------------------------------------------------------------------------------------------------
                                 (UNAUDITED)
Net Asset Value, Beginning of
 Period........................ $    22.93     $    22.46  $    21.89  $    19.20  $    15.16  $    13.48
                                ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
-
  Net Investment Income
   (Loss) (A)..................       0.21           0.42        0.40        0.34        0.32        0.27
  Net Gains (Losses) on
   Securities (Realized and
   Unrealized).................       2.97           0.48        0.56        2.69        4.05        1.67
                                ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations.................       3.18           0.90        0.96        3.03        4.37        1.94
----------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income........      (0.22)         (0.43)      (0.39)      (0.34)      (0.33)      (0.26)
  Net Realized Gains...........         --             --          --          --          --          --
                                ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions.........      (0.22)         (0.43)      (0.39)      (0.34)      (0.33)      (0.26)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of
 Period........................ $    25.89     $    22.93  $    22.46  $    21.89  $    19.20  $    15.16
=============================== ===========    ==========  ==========  ==========  ==========  ==========
Total Return...................      13.91%(C)       4.05%       4.47%      15.89%      29.15%      14.57%
----------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)................... $3,030,613     $2,636,439  $2,494,153  $2,311,451  $1,991,461  $1,522,411
Ratio of Expenses to Average
 Net Assets....................       0.22%(D)       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average
 Net Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or
 Previously Waived Fees
 Recovered by Advisor).........       0.22%(D)       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment Income
 to Average Net Assets.........       1.72%(D)       1.87%       1.79%       1.66%       1.89%       1.87%
Portfolio Turnover Rate........          1%(C)          4%          1%          2%          3%          7%
----------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                                           -------------------------------------------------------------------------
                                            SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                               ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                             APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                               2017          2016        2015        2014        2013        2012
----------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period...... $    31.47     $    32.34  $    33.34  $    31.06  $    22.89  $    20.02
                                           ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.19           0.36        0.39        0.26        0.33        0.21
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       5.22           0.28        0.16        3.11        8.69        2.85
                                           ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.......       5.41           0.64        0.55        3.37        9.02        3.06
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.18)         (0.37)      (0.37)      (0.27)      (0.34)      (0.19)
  Net Realized Gains......................      (1.07)         (1.14)      (1.18)      (0.82)      (0.51)         --
                                           ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions....................      (1.25)         (1.51)      (1.55)      (1.09)      (0.85)      (0.19)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $    35.63     $    31.47  $    32.34  $    33.34  $    31.06  $    22.89
========================================== ===========    ==========  ==========  ==========  ==========  ==========
Total Return..............................      17.20%(C)       2.21%       1.89%      11.10%      40.60%      15.39%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $4,341,361     $3,773,302  $3,670,472  $3,572,307  $3,201,053  $2,378,567
Ratio of Expenses to Average Net
 Assets...................................       0.44%(D)       0.44%       0.44%       0.43%       0.44%       0.44%
Ratio of Net Investment Income to Average
 Net Assets...............................       1.07%(D)       1.17%       1.19%       0.80%       1.24%       0.98%
Portfolio Turnover Rate...................          9%(C)         20%         14%          7%          6%         12%
----------------------------------------------------------------------------------------------------------------------

                                                              TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                                           -------------------------------------------------------------------------
                                            SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                               ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                             APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                               2017          2016        2015        2014        2013        2012
---------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period...... $    36.10     $    36.77  $    36.99  $    34.31  $    24.93  $    22.07
                                           ----------     ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)........       0.19           0.36        0.36        0.25        0.35        0.21
  Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       6.19           0.92        0.45        2.69        9.40        2.85
                                           ----------     ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.......       6.38           1.28        0.81        2.94        9.75        3.06
---------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...................      (0.19)         (0.37)      (0.34)      (0.26)      (0.37)      (0.20)
  Net Realized Gains......................      (0.85)         (1.58)      (0.69)         --          --          --
                                           ----------     ----------  ----------  ----------  ----------  ----------
   Total Distributions....................      (1.04)         (1.95)      (1.03)      (0.26)      (0.37)      (0.20)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $    41.44     $    36.10  $    36.77  $    36.99  $    34.31  $    24.93
========================================== ===========    ==========  ==========  ==========  ==========  ==========
Total Return..............................      17.70%(C)       3.75%       2.31%       8.58%      39.55%      13.95%
---------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $2,683,882     $2,296,694  $2,190,308  $2,092,558  $1,872,935  $1,331,266
Ratio of Expenses to Average Net
 Assets...................................       0.52%(D)       0.52%       0.52%       0.52%       0.52%       0.53%
Ratio of Net Investment Income to Average
 Net Assets...............................       0.95%(D)       1.04%       0.96%       0.70%       1.20%       0.90%
Portfolio Turnover Rate...................          6%(C)         10%          8%          7%          7%         17%
---------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         T.A. U.S. CORE EQUITY 2 PORTFOLIO
                                     -------------------------------------------------------------------------  --------------
                                      SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR      SIX MONTHS
                                         ENDED        ENDED       ENDED       ENDED       ENDED       ENDED         ENDED
                                       APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,     APRIL 30,
                                         2017          2016        2015        2014        2013        2012         2017
-------------------------------------------------------------------------------------------------------------------------------
                                      (UNAUDITED)                                                                (UNAUDITED)
Net Asset Value, Beginning of
 Period............................. $    14.33     $    14.09  $    14.21  $    12.78  $     9.75  $     8.63  $    13.37
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
-
  Net Investment Income
   (Loss) (A).......................       0.12           0.25        0.24        0.20        0.19        0.16        0.19
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........       2.03           0.24        0.05        1.55        3.04        1.11        1.33
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total from Investment
    Operations......................       2.15           0.49        0.29        1.75        3.23        1.27        1.52
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income.............      (0.13)         (0.25)      (0.23)      (0.20)      (0.19)      (0.15)      (0.12)
  Net Realized Gains................         --             --       (0.18)      (0.12)      (0.01)         --          --
                                     ----------     ----------  ----------  ----------  ----------  ----------  ----------
   Total Distributions..............      (0.13)         (0.25)      (0.41)      (0.32)      (0.20)      (0.15)      (0.12)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    16.35     $    14.33  $    14.09  $    14.21  $    12.78  $     9.75  $    14.77
===================================  ===========    ==========  ==========  ==========  ==========  ==========  ===========
Total Return........................      15.03%(C)       3.55%       2.14%      13.88%      33.58%      14.82%      11.45%(C)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $7,367,053     $6,219,272  $5,549,153  $5,056,211  $4,103,753  $2,853,234  $3,441,729
Ratio of Expenses to Average Net
 Assets.............................       0.23%(D)       0.24%       0.24%       0.24%       0.24%       0.24%       0.52%(D)
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor and Fees Paid
 Indirectly)........................       0.23%(D)       0.24%       0.24%       0.24%       0.24%       0.24%       0.53%(D)
Ratio of Net Investment Income to
 Average Net Assets.................       1.59%(D)       1.82%       1.65%       1.51%       1.72%       1.71%       2.70%(D)
Portfolio Turnover Rate.............          1%(C)          7%          7%          7%          2%          6%          8%(C)
-------------------------------------------------------------------------------------------------------------------------------

                                       TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                                     --------------------------------------------------------------
                                         YEAR         YEAR         YEAR        YEAR        YEAR
                                        ENDED        ENDED        ENDED       ENDED       ENDED
                                       OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                         2016         2015         2014        2013        2012
---------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of
 Period............................. $    13.87   $    15.17   $    15.99   $    12.91  $    12.99
                                     ----------   ----------   ----------   ----------  ----------
Income from Investment Operations
-
  Net Investment Income
   (Loss) (A).......................       0.42         0.44         0.66         0.39        0.42
  Net Gains (Losses) on Securities
   (Realized and Unrealized)........      (0.50)       (1.32)       (0.83)        3.09       (0.10)
                                     ----------   ----------   ----------   ----------  ----------
   Total from Investment
    Operations......................      (0.08)       (0.88)       (0.17)        3.48        0.32
---------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income.............      (0.42)       (0.41)       (0.65)       (0.40)      (0.40)
  Net Realized Gains................         --        (0.01)          --           --          --
                                     ----------   ----------   ----------   ----------  ----------
   Total Distributions..............      (0.42)       (0.42)       (0.65)       (0.40)      (0.40)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...... $    13.37   $    13.87   $    15.17   $    15.99  $    12.91
===================================  ==========   ==========   ==========   ==========  ==========
Total Return........................      (0.30)%      (5.93)%      (1.29)%      27.39%       2.77%
---------------------------------------------------------------------------------------------------
Net Assets, End of Period
 (thousands)........................ $3,005,025   $2,994,931   $2,977,257   $2,758,384  $1,971,388
Ratio of Expenses to Average Net
 Assets.............................       0.53%        0.53%        0.53%        0.53%       0.55%
Ratio of Expenses to Average Net
 Assets (Excluding Fees
 (Waived), (Expenses
 Reimbursed), and/or Previously
 Waived Fees Recovered by
 Advisor and Fees Paid
 Indirectly)........................       0.53%        0.53%        0.53%        0.53%       0.55%
Ratio of Net Investment Income to
 Average Net Assets.................       3.32%        2.99%        4.13%        2.70%       3.32%
Portfolio Turnover Rate.............         18%          25%          13%          12%         18%
---------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                                           ---------------------------------------------------------------------------
                                            SIX MONTHS       YEAR         YEAR         YEAR        YEAR        YEAR
                                               ENDED        ENDED        ENDED        ENDED       ENDED       ENDED
                                             APRIL 30,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                               2017          2016         2015         2014        2013        2012
-----------------------------------------------------------------------------------------------------------------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period...... $     9.38     $     9.30  $     9.94   $    10.25   $     8.56  $     8.39
                                           ----------     ----------  ----------   ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).........       0.10           0.23        0.24         0.28         0.23        0.23
 Net Gains (Losses) on Securities
   (Realized and Unrealized)..............       0.97           0.08       (0.65)       (0.30)        1.70        0.16
                                           ----------     ----------  ----------   ----------   ----------  ----------
   Total from Investment Operations.......       1.07           0.31       (0.41)       (0.02)        1.93        0.39
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income....................      (0.07)         (0.23)      (0.23)       (0.27)       (0.24)      (0.22)
 Net Realized Gains.......................         --             --          --        (0.02)          --          --
                                           ----------     ----------  ----------   ----------   ----------  ----------
   Total Distributions....................      (0.07)         (0.23)      (0.23)       (0.29)       (0.24)      (0.22)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period............ $    10.38     $     9.38  $     9.30   $     9.94   $    10.25  $     8.56
=========================================  ===========    ==========  ==========   ==========   ==========  ==========
Total Return..............................      11.50%(C)       3.48%      (4.15)%      (0.25)%      22.88%       4.90%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)..... $2,847,100     $2,407,348  $2,124,313   $1,995,500   $1,725,895  $1,240,607
Ratio of Expenses to Average Net Assets...       0.41%(D)       0.45%       0.45%        0.45%        0.46%       0.49%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid
 Indirectly)..............................       0.41%(D)       0.45%       0.45%        0.45%        0.46%       0.49%
Ratio of Net Investment Income to Average
 Net Assets...............................       2.07%(D)       2.57%       2.42%        2.71%        2.45%       2.77%
Portfolio Turnover Rate...................          2%(C)          7%          5%           8%           2%          3%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ninety-six operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining eighty-nine portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At April 30, 2017, the Feeder Fund owned 73% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio each invests directly in securities.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings (except for the Feeder Fund). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the "Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the six months ended April 30, 2017, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                          INVESTMENT
                                                        MANAGEMENT FEES
         -                                              ---------------
         Tax-Managed U.S. Marketwide Value Portfolio...      0.35%
         Tax-Managed U.S. Equity Portfolio.............      0.20%
         Tax-Managed U.S. Targeted Value Portfolio.....      0.42%
         Tax-Managed U.S. Small Cap Portfolio..........      0.50%
         T.A. U.S. Core Equity 2 Portfolio.............      0.22%
         Tax-Managed DFA International Value Portfolio.      0.50%
         T.A. World ex U.S. Core Equity Portfolio (1)..      0.37%

   (1) Effective February 28, 2017, the T.A. World ex U.S. Core Equity Portfolio's investment management fee was reduced from 0.40% to 0.32%.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Pursuant to a Fee Waiver Agreement with the Feeder Fund, the Advisor has contractually agreed to waive certain management fees paid by the Feeder Fund, as described in the notes below. The Fee Waiver Agreement with the Feeder Fund will remain in effect permanently, unless terminated by the Fund. For the six months ended April 30, 2017, the Portfolios listed had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the six months ended April 30, 2017, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                              NET WAIVED FEES/
                                                               PREVIOUSLY     EXPENSES ASSUMED
                                               RECOVERY       WAIVED FEES/       (RECOVERED
                                 EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  PREVIOUSLY WAIVED
                                LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE   FEES/EXPENSES
INSTITUTIONAL CLASS SHARES        AMOUNT   EXPENSES ASSUMED     RECOVERY          ASSUMED)
--------------------------      ---------- ---------------- ----------------- -----------------
Tax-Managed U.S. Marketwide
  Value Portfolio (1)..........    0.35%          --                --             $4,386
Tax-Managed U.S. Equity
  Portfolio (2)................    0.22%         $74               $16                (65)
T.A. U.S. Core Equity 2
  Portfolio (3)................    0.30%          --                --                 --
T.A. World ex U.S. Core Equity
  Portfolio (4)................    0.39%          --                41                 41

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market

Series"), to the rate listed above as a percentage of the average net assets of a class of the Feeder Fund on an annualized basis.

   (2) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of a class of the Tax-Managed U.S. Equity Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the expenses of a class of the Portfolio when its total operating expenses exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the T.A. U.S. Core Equity 2 Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the T.A. World ex U.S. Core Equity Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to January 1, 2017, the Expense Limitation Amount was 0.60% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the six months ended April 30, 2017, expenses reduced were as follows (amounts in thousands):

                                                          FEES PAID
                                                          INDIRECTLY
                                                          ----------
           Tax-Managed DFA International Value Portfolio.    $98
           T.A. World ex U.S. Core Equity Portfolio......     34

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the six months ended April 30, 2017, the total related amounts paid to the CCO by the Fund were $150 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At April 30, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              Tax-Managed U.S. Marketwide Value Portfolio... $116
              Tax-Managed U.S. Equity Portfolio.............  117
              Tax-Managed U.S. Targeted Value Portfolio.....  118
              Tax-Managed U.S. Small Cap Portfolio..........   69
              T.A. U.S. Core Equity 2 Portfolio.............  133
              Tax-Managed DFA International Value Portfolio.  100
              T.A. World ex U.S. Core Equity Portfolio......   55

E. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      PURCHASES  SALES
                                                      --------- --------
       Tax-Managed U.S. Equity Portfolio............. $ 76,026  $ 15,500
       Tax-Managed U.S. Targeted Value Portfolio.....  444,477   394,845
       Tax-Managed U.S. Small Cap Portfolio..........  200,708   154,702
       T.A. U.S. Core Equity 2 Portfolio.............  403,179    85,045
       Tax-Managed DFA International Value Portfolio.  354,123   250,003
       T.A. World ex U.S. Core Equity Portfolio......  218,615    45,562

   There were no purchases or sales of long-term U.S. government securities.

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2016, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, foreign capital gains tax, tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  INCREASE       INCREASE
                                                                 (DECREASE)     (DECREASE)
                                                  INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                 (DECREASE)    NET INVESTMENT  NET REALIZED
                                               PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                               --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio...     $5,919         $(2,434)       $(3,485)
Tax-Managed U.S. Equity Portfolio.............         --            (170)           170
Tax-Managed U.S. Targeted Value Portfolio.....      6,572          (1,583)        (4,989)
Tax-Managed U.S. Small Cap Portfolio..........      2,896            (833)        (2,063)
T.A. U.S. Core Equity 2 Portfolio.............        985          (2,214)         1,229
Tax-Managed DFA International Value Portfolio.      3,896          (3,089)          (807)
T.A. World ex U.S. Core Equity Portfolio......      2,159            (198)        (1,961)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2015 and October 31, 2016 were as follows (amounts in thousands):

                                             NET INVESTMENT
                                               INCOME AND
                                               SHORT-TERM     LONG-TERM
                                             CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                             -------------- ------------- --------
Tax-Managed U.S. Marketwide Value Portfolio
2015........................................    $ 60,761            --    $ 60,761
2016........................................      72,925            --      72,925
Tax-Managed U.S. Equity Portfolio
2015........................................      42,330            --      42,330
2016........................................      48,479            --      48,479
Tax-Managed U.S. Targeted Value Portfolio
2015........................................      40,821      $125,781     166,602
2016........................................      43,823       128,582     172,405
Tax-Managed U.S. Small Cap Portfolio
2015........................................      19,870        38,979      58,849
2016........................................      22,739        94,184     116,923
T.A. U.S. Core Equity 2 Portfolio
2015........................................      85,159        65,625     150,784
2016........................................     104,283           166     104,449
Tax-Managed DFA International Value Portfolio
2015........................................      85,981         2,411      88,392
2016........................................      92,814            --      92,814
T.A. World ex U.S. Core Equity Portfolio
2015........................................      50,580            --      50,580
2016........................................      56,154            --      56,154

   At October 31, 2016, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               NET INVESTMENT
                                                 INCOME AND
                                                 SHORT-TERM     LONG-TERM
                                               CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                               -------------- ------------- -------
Tax-Managed U.S. Marketwide Value Portfolio...    $(2,434)       $(3,485)   $(5,919)
Tax-Managed U.S. Equity Portfolio.............         --             --         --
Tax-Managed U.S. Targeted Value Portfolio.....     (1,582)        (4,990)    (6,572)
Tax-Managed U.S. Small Cap Portfolio..........       (832)        (2,064)    (2,896)
T.A. U.S. Core Equity 2 Portfolio.............       (983)            (2)      (985)
Tax-Managed DFA International Value Portfolio.     (3,896)            --     (3,896)
T.A. World ex U.S. Core Equity Portfolio......     (2,159)            --     (2,159)

   At October 31, 2016, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                     UNDISTRIBUTED                                               TOTAL NET
                                     NET INVESTMENT                                            DISTRIBUTABLE
                                       INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                       SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                     CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                     -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Marketwide Value
  Portfolio.........................     $5,798       $101,284             --     $1,546,859    $1,653,941
Tax-Managed U.S. Equity Portfolio...      4,514             --      $(233,619)     1,199,305       970,200
Tax-Managed U.S. Targeted Value
  Portfolio.........................        689        127,981             --      1,308,391     1,437,061
Tax-Managed U.S. Small Cap
  Portfolio.........................        608         54,087             --        885,283       939,978
T.A. U.S. Core Equity 2 Portfolio...      9,817            230             --      2,182,863     2,192,910
Tax-Managed DFA International Value
  Portfolio.........................      7,935             --        (94,040)       (67,685)     (153,790)
T.A. World ex U.S. Core Equity
  Portfolio.........................      7,652             --        (52,905)       233,156       187,903

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2016, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

                                                    EXPIRES ON OCTOBER 31,
                                                  ---------------------------
                                                    2017   UNLIMITED  TOTAL
                                                  -------- --------- --------
   Tax-Managed U.S. Marketwide Value Portfolio...       --       --        --
   Tax-Managed U.S. Equity Portfolio............. $233,619       --  $233,619
   Tax-Managed U.S. Targeted Value Portfolio.....       --       --        --
   Tax-Managed U.S. Small Cap Portfolio..........       --       --        --
   T.A. U.S. Core Equity 2 Portfolio.............       --       --        --
   Tax-Managed DFA International Value Portfolio.       --  $94,040    94,040
   T.A. World ex U.S. Core Equity Portfolio......       --   52,905    52,905

   During the year ended October 31, 2016, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

              Tax-Managed U.S. Marketwide Value Portfolio. $37,141
              Tax-Managed U.S. Equity Portfolio...........  89,351

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                         NET
                                                                                      UNREALIZED
                                                FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                                TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                               ---------- ------------ ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio... $2,549,474  $2,008,458          --     $2,008,458
Tax-Managed U.S. Equity Portfolio.............  1,648,959   1,566,586   $ (41,776)     1,524,810
Tax-Managed U.S. Targeted Value Portfolio.....  3,147,847   1,834,512     (74,886)     1,759,626
Tax-Managed U.S. Small Cap Portfolio..........  2,020,518   1,262,661     (59,088)     1,203,573
T.A. U.S. Core Equity 2 Portfolio.............  5,147,721   3,120,310     (72,145)     3,048,165
Tax-Managed DFA International Value Portfolio.  3,206,209     496,190    (273,839)       222,351
T.A. World ex U.S. Core Equity Portfolio......  2,389,618     717,661    (224,906)       492,755

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FUTURES CONTRACTS: The Portfolios noted below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At April 30, 2017, the Portfolios had the following outstanding futures contracts (dollar amounts in thousands):

                                                 EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                              DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                         ----------------------- ---------- --------- -------- ----------- ----------
Tax-Managed U.S. Equity
  Portfolio............. S&P 500 Emini Index(R)   06/16/17     205    $24,400     $175       $1,025
                                                                      -------     ----       ------
                                                                      $24,400     $175       $1,025
                                                                      =======     ====       ======

                                                EXPIRATION NUMBER OF CONTRACT UNREALIZED     CASH
                             DESCRIPTION           DATE    CONTRACTS  VALUE   GAIN (LOSS) COLLATERAL
                       ------------------------ ---------- --------- -------- ----------- ----------
Tax-Managed DFA
  International Value
  Portfolio........... MINI MSCI EAFE Index(R)   06/16/17     120    $10,943     $510       $  902
Tax-Managed DFA
  International Value
  Portfolio........... S&P 500 Emini Index(R)    06/16/17     121     14,402      117          207
                                                                     -------     ----       ------
                                                                     $25,345     $627       $1,109
                                                                     =======     ====       ======

   3. FORWARD CURRENCY CONTRACTS: The T.A. World ex U.S. Core Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the T.A. World ex U.S. Core Equity Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the T.A. World ex U.S. Core Equity Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the T.A. World ex U.S. Core Equity Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2017, the T.A. World ex U.S. Core Equity Portfolio had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the six months ended April 30, 2017 (amounts in thousands):

                                                            FUTURES
                                                            -------
             Tax-Managed U.S. Equity Portfolio............. $21,033
             Tax-Managed DFA International Value Portfolio.  25,937

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of April 30, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE            LIABILITY DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Payables: Futures Margin
                                          Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of April 30, 2017 (amounts in thousands):

                                                   ASSET DERIVATIVES VALUE
    -                                              ------------------------
                                                    TOTAL VALUE
                                                         AT        EQUITY
                                                   APRIL 30, 2017 CONTRACTS
    -                                              -------------- ---------
    Tax-Managed U.S. Equity Portfolio.............      $175        $175
    Tax-Managed DFA International Value Portfolio.       627         627

   The following is a summary of the location on the Portfolios' Statements of Operations of realized gains and losses from the Portfolios' derivative instrument holdings through the six months ended April 30, 2017:

                                    LOCATION OF GAIN (LOSS)
                  DERIVATIVE TYPE        ON DERIVATIVES
                  ---------------   ------------------------
                  Equity contracts  Net Realized Gain (Loss)
                                      on: Futures
                                    Change in Unrealized
                                      Appreciation
                                      (Depreciation) of:
                                      Futures

   The following is a summary of the realized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2017 (amounts in thousands):

                                                       REALIZED GAIN (LOSS) ON
                                                         DERIVATIVES
                                                       -----------------------
                                                                          EQUITY
                                                       TOTAL             CONTRACTS
                                                         ------          ---------
        Tax-Managed U.S. Marketwide Value Portfolio*.. $   56             $   56
        Tax-Managed U.S. Equity Portfolio.............  1,673              1,673
        Tax-Managed U.S. Targeted Value Portfolio*....  1,430              1,430
        Tax-Managed U.S. Small Cap Portfolio*.........    294                294
        Tax-Managed DFA International Value Portfolio.  1,501              1,501

                                                       CHANGE IN UNREALIZED
                                                       APPRECIATION (DEPRECIATION) ON
                                                         DERIVATIVES
                                                       -----------------------
                                                                          EQUITY
                                                       TOTAL             CONTRACTS
                                                         ------          ---------
        Tax-Managed U.S. Marketwide Value Portfolio*.. $    1             $    1
        Tax-Managed U.S. Equity Portfolio.............    682                682
        Tax-Managed DFA International Value Portfolio.  1,427              1,427

* As of April 30, 2017, there were no futures contracts outstanding. During the six months ended April 30, 2017, the Portfolio had limited activity in futures contracts.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the six months ended April 30, 2017, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                          ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Targeted Value
  Portfolio..............................     1.41%        $1,390         5          --        $1,985
Tax-Managed U.S. Small Cap Portfolio.....     1.41%         2,770         5         $ 1         3,398
T.A. World ex U.S. Core Equity Portfolio.     1.35%           865         4          --         1,573

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2017, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the six months ended April 30, 2017.

I. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2017, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2017, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

                                                                    REALIZED
                                                                      GAIN
   PORTFOLIO                                      PURCHASES  SALES   (LOSS)
   ---------                                      --------- ------- --------
   Tax-Managed U.S. Equity Portfolio.............  $18,548  $ 1,792 $ 1,081
   Tax-Managed U.S. Targeted Value Portfolio.....   30,882   81,259  16,526
   Tax-Managed U.S. Small Cap Portfolio..........   30,678   59,063  (1,357)
   T.A. U.S. Core Equity 2 Portfolio.............   70,627   21,575  (5,887)
   Tax-Managed DFA International Value Portfolio.   16,989   11,733   2,631
   T.A. World ex U.S. Core Equity Portfolio......    5,198    2,433     200

J. SECURITIES LENDING:

   As of April 30, 2017, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolios received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. government securities as follows (amounts in thousands):

                                                          MARKET
                                                          VALUE
                                                         --------
              Tax-Managed U.S. Equity Portfolio......... $ 71,243
              Tax-Managed U.S. Targeted Value Portfolio.  189,585
              Tax-Managed U.S. Small Cap Portfolio......  110,179
              T.A. U.S. Core Equity 2 Portfolio.........  259,006
              T.A. World ex U.S. Core Equity Portfolio..   34,789

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                               REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                             AS OF APRIL 30, 2017
                                           ---------------------------------------------------------
                                           OVERNIGHT AND            BETWEEN
                                            CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                           ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
TAX-MANAGED U.S. EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants........... $144,764,374     --         --         --    $144,764,374
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
 Common Stocks............................  561,968,800     --         --         --     561,968,800

                                              REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                            AS OF APRIL 30, 2017
                                          --------------------------------------------------------
                                          OVERNIGHT AND            BETWEEN
                                           CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                          ------------- -------- ------------ -------- -----------
TAX-MANAGED U.S. SMALL CAP PORTFOLIO
 Common Stocks...........................  540,856,986     --         --         --    540,856,986
T.A. U.S. CORE EQUITY 2 PORTFOLIO
 Common Stocks, Rights/Warrants..........  824,653,765     --         --         --    824,653,765
TAX-MANAGED DFA INTERNATIONAL VALUE
  PORTFOLIO
 Common Stocks...........................   36,912,476     --         --         --     36,912,476
T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants..........   56,311,005     --         --         --     56,311,005

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. OTHER:

   At April 30, 2017, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                APPROXIMATE
                                                               PERCENTAGE OF
                                                   NUMBER OF    OUTSTANDING
                                                  SHAREHOLDERS    SHARES
                                                  ------------ -------------
   Tax-Managed U.S. Marketwide Value Portfolio...      3            91%
   Tax-Managed U.S. Equity Portfolio.............      3            88%
   Tax-Managed U.S. Targeted Value Portfolio.....      3            95%
   Tax-Managed U.S. Small Cap Portfolio..........      3            93%
   T.A. U.S. Core Equity 2 Portfolio.............      3            90%
   Tax-Managed DFA International Value Portfolio.      3            94%
   T.A. World ex U.S. Core Equity Portfolio......      3            89%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following funds paid distributions to shareholders of record a portion of which is estimated to be in excess of a fund's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Tax reporting information for the shareholders of a fund will not be available until the end of a fund's fiscal year. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                                  ESTIMATED % BREAKDOWN OF DISTRIBUTION SOURCES
                                               --------------------------------------------------
                                               NET INCOME FOR THE
                                                   CURRENT OR        ACCUMULATED
                                                PRECEDING FISCAL  UNDISTRIBUTED NET
                                                   YEAR, AND       PROFITS FROM THE     PAID-IN
                                                  ACCUMULATED     SALE OF SECURITIES  SURPLUS OR
                                               UNDISTRIBUTED NET       OR OTHER      OTHER CAPITAL
                                                     INCOME           PROPERTIES        SOURCE
PORTFOLIO NAME                                 ------------------ ------------------ -------------
Tax-Managed U.S. Marketwide Value Portfolio
   December 15, 2016..........................         88%                0%              12%
Tax-Managed U.S. Targeted Value Portfolio
   December 15, 2016..........................         86%                0%              14%
Tax-Managed U.S. Equity Portfolio
   December 15, 2016..........................         88%                0%              12%
Tax-Managed U.S. Small Cap Portfolio
   December 15, 2016..........................         84%                0%              16%
T.A. U.S. Core Equity 2 Portfolio
   December 15, 2016..........................         90%                0%              10%
Tax-Managed DFA International Value Portfolio
   December 15, 2016..........................         92%                0%               8%
T.A. World ex U.S. Core Equity Portfolio
   December 15, 2016..........................         81%                0%              19%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                      SIX MONTHS ENDED APRIL 30, 2017
EXPENSE TABLES
                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              11/01/16  04/30/17    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,150.70    0.21%    $1.12
Hypothetical 5% Annual Return................ $1,000.00 $1,023.75    0.21%    $1.05

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 30, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
Consumer Discretionary.......................  16.1%
Consumer Staples.............................   8.6%
Energy.......................................  11.9%
Financials...................................  22.3%
Health Care..................................  11.4%
Industrials..................................  11.8%
Information Technology.......................  12.0%
Materials....................................   1.8%
Real Estate..................................   0.1%
Telecommunication Services...................   4.0%
                                              -----
                                              100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                             PERCENTAGE
                                                   SHARES       VALUE+     OF NET ASSETS**
                                                   ------       ------     ---------------
COMMON STOCKS -- (96.7%)
Consumer Discretionary -- (15.6%)
*   Charter Communications, Inc. Class A.........   339,394 $  117,145,233            1.9%
    Comcast Corp. Class A........................ 7,221,594    283,014,269            4.5%
    Ford Motor Co................................ 2,823,574     32,386,394            0.5%
    General Motors Co............................ 1,095,598     37,951,515            0.6%
    Royal Caribbean Cruises, Ltd.................   322,500     34,378,500            0.6%
    Time Warner, Inc............................. 1,534,860    152,365,552            2.5%
    Twenty-First Century Fox, Inc. Class A....... 1,287,383     39,316,677            0.6%
    Other Securities.............................              308,323,877            4.9%
                                                            --------------           -----
Total Consumer Discretionary.....................            1,004,882,017           16.1%
                                                            --------------           -----
Consumer Staples -- (8.3%)
    Archer-Daniels-Midland Co....................   813,476     37,216,527            0.6%
    CVS Health Corp.............................. 1,510,745    124,545,818            2.0%
    Mondelez International, Inc. Class A......... 2,081,099     93,711,888            1.5%
    Wal-Mart Stores, Inc......................... 1,054,519     79,278,738            1.3%
    Walgreens Boots Alliance, Inc................   725,538     62,788,059            1.0%
    Other Securities.............................              138,649,233            2.2%
                                                            --------------           -----
Total Consumer Staples...........................              536,190,263            8.6%
                                                            --------------           -----
Energy -- (11.5%)
    Chevron Corp................................. 1,105,117    117,915,984            1.9%
    ConocoPhillips............................... 1,489,306     71,352,650            1.2%
    Exxon Mobil Corp............................. 2,790,357    227,832,649            3.7%
    Marathon Petroleum Corp......................   903,936     46,046,500            0.8%
    Phillips 66..................................   775,455     61,695,200            1.0%
    Schlumberger, Ltd............................   603,242     43,789,337            0.7%
    Valero Energy Corp...........................   605,899     39,147,134            0.6%
    Other Securities.............................              135,832,864            2.0%
                                                            --------------           -----
Total Energy.....................................              743,612,318           11.9%
                                                            --------------           -----
Financials -- (21.6%)
    American International Group, Inc............   838,781     51,090,151            0.8%
    Bank of America Corp......................... 6,066,147    141,583,871            2.3%
    Bank of New York Mellon Corp. (The)..........   724,844     34,111,159            0.6%
    Citigroup, Inc............................... 1,870,326    110,573,673            1.8%
    CME Group, Inc...............................   381,507     44,327,298            0.7%
    Goldman Sachs Group, Inc. (The)..............   209,155     46,808,889            0.8%
    JPMorgan Chase & Co.......................... 2,695,925    234,545,475            3.8%
    MetLife, Inc.................................   949,912     49,214,941            0.8%
    Morgan Stanley............................... 1,036,923     44,971,351            0.7%
    Prudential Financial, Inc....................   497,625     53,260,804            0.9%
    Wells Fargo & Co............................. 2,237,608    120,472,815            1.9%
    Other Securities.............................              464,490,432            7.2%
                                                            --------------           -----
Total Financials.................................            1,395,450,859           22.3%
                                                            --------------           -----
Health Care -- (11.0%)
    Abbott Laboratories..........................   715,025     31,203,691            0.5%
#   Aetna, Inc...................................   558,462     75,431,462            1.2%
    Anthem, Inc..................................   504,640     89,770,410            1.4%
    Danaher Corp.................................   376,391     31,364,662            0.5%
*   Express Scripts Holding Co...................   493,239     30,255,280            0.5%
    Humana, Inc..................................   236,814     52,567,972            0.9%
    Medtronic P.L.C..............................   794,453     66,011,100            1.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Health Care -- (Continued)
      Pfizer, Inc...................................................  4,178,729 $  141,742,488            2.3%
      Thermo Fisher Scientific, Inc.................................    499,520     82,585,642            1.3%
      Other Securities..............................................               111,048,706            1.7%
                                                                                --------------          ------
Total Health Care...................................................               711,981,413           11.4%
                                                                                --------------          ------
Industrials -- (11.4%)
      CSX Corp......................................................  1,242,950     63,191,578            1.0%
      General Electric Co...........................................  2,102,284     60,945,213            1.0%
      Norfolk Southern Corp.........................................    545,229     64,058,955            1.0%
      Southwest Airlines Co.........................................    645,761     36,304,683            0.6%
      Union Pacific Corp............................................    888,128     99,434,811            1.6%
      Other Securities..............................................               412,121,787            6.6%
                                                                                --------------          ------
Total Industrials...................................................               736,057,027           11.8%
                                                                                --------------          ------
Information Technology -- (11.6%)
      Activision Blizzard, Inc......................................    982,162     51,317,964            0.8%
      Cisco Systems, Inc............................................  4,601,656    156,778,420            2.5%
      Intel Corp....................................................  4,616,182    166,874,979            2.7%
      QUALCOMM, Inc.................................................  1,059,256     56,924,417            0.9%
*     Yahoo!, Inc...................................................  1,048,770     50,561,202            0.8%
      Other Securities..............................................               265,348,585            4.2%
                                                                                --------------          ------
Total Information Technology........................................               747,805,567           11.9%
                                                                                --------------          ------
Materials -- (1.7%)
      Other Securities..............................................               112,703,115            1.8%
                                                                                --------------          ------
Real Estate -- (0.1%)
      Other Securities..............................................                 3,212,231            0.1%
                                                                                --------------          ------
Telecommunication Services -- (3.9%)
      AT&T, Inc.....................................................  5,605,081    222,129,360            3.6%
      Other Securities..............................................                30,794,349            0.4%
                                                                                --------------          ------
Total Telecommunication Services....................................               252,923,709            4.0%
                                                                                --------------          ------
Utilities -- (0.0%)
      Other Securities..............................................                 2,846,875            0.0%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             6,247,665,394           99.9%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                   167,859            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             6,247,833,253
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money Market Fund,
       0.680%.......................................................  7,711,887      7,711,887            0.1%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@  DFA Short Term Investment Fund................................ 17,856,512    206,653,418            3.3%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,653,284,037)...........................................              $6,462,198,558          103.3%
                                                                                ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation
Note):
                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ---------------------------------------------------------------------------------------
                                            LEVEL 1                 LEVEL 2             LEVEL 3              TOTAL
                                              --------------          ------------      -------              --------------
Common Stocks
  Consumer Discretionary................ $1,004,834,145           $     47,872            --             $1,004,882,017
  Consumer Staples......................    536,190,263                     --            --                536,190,263
  Energy................................    743,612,318                     --            --                743,612,318
  Financials............................  1,395,450,859                     --            --              1,395,450,859
  Health Care...........................    711,981,413                     --            --                711,981,413
  Industrials...........................    736,057,027                     --            --                736,057,027
  Information Technology................    747,805,567                     --            --                747,805,567
  Materials.............................    112,703,115                     --            --                112,703,115
  Real Estate...........................      3,212,231                     --            --                  3,212,231
  Telecommunication Services............    252,923,709                     --            --                252,923,709
  Utilities.............................      2,846,875                     --            --                  2,846,875
Rights/Warrants.........................             --                167,859            --                    167,859
Temporary Cash Investments..............      7,711,887                     --            --                  7,711,887
Securities Lending Collateral...........             --            206,653,418            --                206,653,418
                                              --------------          ------------        --                 --------------
TOTAL................................... $6,255,329,409           $206,869,149            --             $6,462,198,558
                                              ==============          ============        ==                 ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $284,841 of securities on loan)*............................... $6,247,833
Temporary Cash Investments at Value & Cost.....................................................      7,712
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $206,634).    206,653
Cash...........................................................................................        702
Receivables:
  Investment Securities Sold...................................................................        516
  Dividends and Interest.......................................................................      7,058
  Securities Lending Income....................................................................         49
Prepaid Expenses and Other Assets..............................................................          7
                                                                                                ----------
     Total Assets..............................................................................  6,470,530
                                                                                                ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................................    206,606
  Investment Securities Purchased..............................................................      4,961
  Due to Advisor...............................................................................      1,016
Accrued Expenses and Other Liabilities.........................................................        331
                                                                                                ----------
     Total Liabilities.........................................................................    212,914
                                                                                                ----------
NET ASSETS..................................................................................... $6,257,616
                                                                                                ==========
Investments at Cost............................................................................ $3,438,938
                                                                                                ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            STATEMENT OF OPERATIONS

                    FOR THE SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)

   INVESTMENT INCOME
     Dividends (Net of Foreign Taxes Withheld of $3)#.............. $ 66,461
     Income from Securities Lending................................      282
                                                                    --------
        Total Investment Income....................................   66,743
                                                                    --------
   EXPENSES
     Investment Management Fees....................................    6,029
     Accounting & Transfer Agent Fees..............................      139
     Custodian Fees................................................       31
     Shareholders' Reports.........................................        5
     Directors'/Trustees' Fees & Expenses..........................       30
     Professional Fees.............................................       45
     Other.........................................................       74
                                                                    --------
        Total Expenses.............................................    6,353
                                                                    --------
     Net Expenses..................................................    6,353
                                                                    --------
     NET INVESTMENT INCOME (LOSS)..................................   60,390
                                                                    --------
   REALIZED AND UNREALIZED GAIN (LOSS)
     Net Realized Gain (Loss) on:
       Investment Securities Sold**................................  137,451
       Futures.....................................................       77
     Change in Unrealized Appreciation (Depreciation) of:
       Investment Securities.......................................  633,729
                                                                    --------
     NET REALIZED AND UNREALIZED GAIN (LOSS).......................  771,257
                                                                    --------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS. $831,647
                                                                    ========

----------
**Net of foreign capital gain taxes withheld of $0.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                          THE TAX-MANAGED U.S.
                                                                         MARKETWIDE VALUE SERIES
                                                                         ----------------------
                                                                         SIX MONTHS     YEAR
                                                                            ENDED      ENDED
                                                                          APRIL 30,   OCT. 31,
                                                                            2017        2016
                                                                         ----------- ----------
                                                                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $   60,390  $  109,377
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    137,451     194,648
    Futures.............................................................         77       5,998
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................    633,729    (153,025)
                                                                         ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....    831,647     156,998
                                                                         ----------  ----------
Transactions in Interest:
  Contributions.........................................................     84,869     280,866
  Withdrawals...........................................................   (197,304)   (247,872)
                                                                         ----------  ----------
     Net Increase (Decrease) from Transactions in Interest..............   (112,435)     32,994
                                                                         ----------  ----------
     Total Increase (Decrease) in Net Assets............................    719,212     189,992
NET ASSETS
  Beginning of Period...................................................  5,538,404   5,348,412
                                                                         ----------  ----------
  End of Period......................................................... $6,257,616  $5,538,404
                                                                         ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS

                                                                     THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                                                      -------------------------------------------------------------------------
                                                       SIX MONTHS       YEAR        YEAR        YEAR        YEAR        YEAR
                                                          ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                                        APRIL 30,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                          2017          2016        2015        2014        2013        2012
--------------------------------------------------------------------------------------------------------------------------------
                                                       (UNAUDITED)
Total Return.........................................      15.07%(C)       2.79%       2.93%      15.17%      35.92%      18.47%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)................ $6,257,616     $5,538,404  $5,348,412  $5,143,977  $4,389,755  $3,306,476
Ratio of Expenses to Average Net Assets..............       0.21%(D)       0.21%       0.21%       0.21%       0.21%       0.22%
Ratio of Net Investment Income to Average Net Assets.       2.00%(D)       2.05%       1.82%       1.61%       1.82%       1.99%
Portfolio Turnover Rate..............................          5%(C)          9%          6%          2%          5%         10%
--------------------------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY
                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)
A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten operational portfolios are presented in separate reports. The Series is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy. Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the six months ended April 30, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. DEFERRED COMPENSATION PLAN: Each eligible Director of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At April 30, 2017, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $161 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the six months ended April 30, 2017, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the six months ended April 30, 2017, the total related amounts paid to the CCO by the Trust were $42 (in thousands). The total related amounts paid by the Series is included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the six months ended April 30, 2017, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                        PURCHASES  SALES
     -                                                  --------- --------
     The Tax-Managed U.S. Marketwide Value Series...... $276,344  $299,212

   There were no purchases or sales of long-term U.S. government securities.

E. FEDERAL INCOME TAXES:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   At April 30, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                             NET
                                                                                          UNREALIZED
                                                    FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                                    TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                                   ---------- ------------ ------------ --------------
The Tax-Managed U.S. Marketwide Value Series...... $3,653,284  $2,872,663    $(63,748)    $2,809,915

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   1. FUTURES CONTRACTS: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series will be subject to equity price risk when entering into stock index futures. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location of derivatives on the Series' Statements of Operations of realized and change in unrealized gains and losses from the Series' derivative instrument holdings through the six months ended April 30, 2017:

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts                   Net Realized Gain (Loss)
                                      on: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2017 (amounts in thousands):

                                                          REALIZED GAIN (LOSS) ON
                                                            DERIVATIVES
                                                          -----------------------
                                                                     EQUITY
                                                          TOTAL     CONTRACTS
                                                          -----     ---------
       The Tax-Managed U.S. Marketwide Value Series*.....  $77         $77

* As of April 30, 2017, there were no futures contracts outstanding. During the six months ended April 30, 2017, the Series had limited activity in futures contracts.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the six months ended April 30, 2017, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                       ------------- ------------ ------------ -------- ---------------
The Tax-Managed U.S. Marketwide Value
  Series..............................     1.27%        $3,643         13         $2        $5,918

* Number of Days Outstanding represents the total of single or consecutive days during the six months ended April 30, 2017, that the Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of April 30, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Series did not utilize the interfund lending program during the six months ended April 30, 2017.

H. AFFILIATED TRADES:

   Cross trades for the six months ended April 30, 2017, if any, were executed by the Series pursuant to procedures adopted by the Board of Directors of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the six months ended April 30, 2017, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                     PURCHASES SALES  REALIZED GAIN (LOSS)
---------                                     --------- ------ --------------------
The Tax-Managed U.S. Marketwide Value Series.  $25,103  $8,314        $3,611

I. SECURITIES LENDING:

   As of April 30, 2017, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short and/or long term U.S. government securities with a market value of $86,438 (in thousands). The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount
(i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2017:

                                           REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                         AS OF APRIL 30, 2017
                                       ---------------------------------------------------------
                                       OVERNIGHT AND            BETWEEN
                                        CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                       ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE TAX-MANAGED U.S. MARKETWIDE VALUE
  SERIES
 Common Stocks, Rights/Warrants....... $206,653,418     --         --         --    $206,653,418

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. OTHER:

   The Series is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

                  VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

              BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS

   At the Board meeting held on December 14-15, 2016 (the "Meeting"), the Board of Directors of DFA Investment Dimensions Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the "Board") considered the continuation of the investment management agreements for each portfolio/series (collectively, the "Funds") and, if applicable, a Fund's sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serves as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the "Management Agreements," and the Advisor and sub-advisors are referred to as the "Advisor.")

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund;
(ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's investment global advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of each Fund, the Board analyzed the Morningstar Reports, which compared the performance of each Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Funds. The Board determined, among other things, that after considering each Fund's investment strategies and the expectations of its shareholder base, the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund. The Board considered the profitability to the Advisor of managing and servicing the Funds and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for each Fund was in the best interests of the Fund and its shareholders.

                                                               DFA043017-002S
 [LOGO]                                                              00194746

                      THE DFA SHORT TERM INVESTMENT FUND

                              SEMI-ANNUAL REPORT

                        SIX MONTHS ENDED APRIL 30, 2017
                                  (UNAUDITED)

                               TABLE OF CONTENTS

 SCHEDULE OF PORTFOLIO HOLDINGS............................................   1

 SCHEDULE OF INVESTMENTS...................................................   2

 STATEMENT OF ASSETS AND LIABILITIES.......................................   8

 STATEMENT OF OPERATIONS...................................................   9

 STATEMENTS OF CHANGES IN NET ASSETS.......................................  10

 FINANCIAL HIGHLIGHTS......................................................  11

 NOTES TO FINANCIAL STATEMENTS.............................................  12

 SUPPLEMENTAL INFORMATION..................................................  18

 BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT.........................  20

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings
April 30, 2017 (Unaudited)

The following table indicates the allocation of investments among the asset classes in the Fund as of April 30, 2017:

                                                                    PERCENT OF
SECURITY ALLOCATION                                                 INVESTMENTS
-------------------                                                 -----------
Commercial Paper...................................................     59.8%
Yankee Certificates of Deposit.....................................     14.4
Repurchase Agreements..............................................     13.7
U.S. Government Agency Securities..................................      6.5
U.S. Treasury Obligations..........................................      4.4
Yankee Bonds.......................................................      0.9
Corporate Bonds....................................................      0.3
                                                                       -----
TOTAL INVESTMENTS..................................................    100.0%

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments
April 30, 2017 (Unaudited)

SECURITY DESCRIPTION                        Rate  Maturity Face Amount $ Fair Value $
--------------------                        ----  -------- ------------- ------------
CORPORATE BONDS--0.3%
Apple, Inc................................. 1.05% 05/05/17    3,600,000    3,600,072
(r)Apple, Inc.............................. 1.10% 05/05/17    1,700,000    1,700,022
(r)Berkshire Hathaway Finance.............. 1.16% 08/14/17   10,020,000   10,025,261
(r)Berkshire Hathaway Finance.............. 1.45% 01/12/18   34,293,000   34,377,395
(r)Chevron Corp............................ 1.40% 11/09/17   13,220,000   13,245,501
(r)Toyota Motor Credit Corp................ 1.24% 05/16/17    4,780,000    4,780,569
                                                            -----------  -----------
TOTAL CORPORATE BONDS (Cost $67,707,019)...                  67,613,000   67,728,820
                                                            -----------  -----------
YANKEE BONDS--0.9%
(r)Bank of Montreal........................ 1.27% 05/08/18  100,000,000   99,980,099
(y)International Bank For Reconstruction... 0.84% 07/07/17  100,000,000   99,843,700
(r)++National Australia Bank, Ltd.......... 1.43% 06/30/17   17,973,000   17,979,920
(r)Westpac Banking Corp.................... 1.42% 12/01/17   11,300,000   11,319,052
                                                            -----------  -----------
TOTAL YANKEE BONDS (Cost $229,127,373).....                 229,273,000  229,122,771
                                                            -----------  -----------
COMMERCIAL PAPER--59.8%
(y)++Apple, Inc............................ 0.76% 05/23/17   50,520,000   50,492,284
(y)++Apple, Inc............................ 0.84% 06/05/17   42,200,000   42,163,652
(y)++Apple, Inc............................ 0.88% 07/12/17   72,000,000   71,868,000
(y)Archer-Daniels-Midland.................. 0.84% 05/02/17   75,000,000   74,993,033
(y)++Archer-Daniels-Midland................ 0.88% 05/15/17  125,000,000  124,949,649
(r)++Australia & New Zealand Banking Group. 1.38% 05/03/17  100,000,000  100,006,600
(y)++Australia & New Zealand Banking Group. 1.05% 05/04/17  100,000,000   99,985,067
(y)++Australia & New Zealand Banking Group. 0.85% 05/15/17  140,250,000  140,189,930
(y)++Australia & New Zealand Banking Group. 1.13% 06/02/17  100,000,000   99,910,069
(y)++Australia & New Zealand Banking Group. 1.05% 07/10/17   13,500,000   13,473,173
(r)++Australia & New Zealand Banking Group. 1.59% 09/13/17   30,000,000   30,001,980
(y)++Bank Nederlandse Gemeent.............. 0.91% 06/01/17  110,000,000  109,896,215
(y)++Bank Nederlandse Gemeent.............. 0.91% 06/05/17  100,000,000   99,893,494
(y)++Bank Nederlandse Gemeent.............. 1.02% 06/14/17  225,000,000  224,697,437
(r)++Bank of Nova Scotia................... 1.45% 05/12/17   25,000,000   25,005,125
(r)++Bank of Nova Scotia................... 1.09% 10/17/17   50,000,000   49,974,000
(r)++Bank of Nova Scotia................... 1.30% 04/11/18  100,000,000  100,011,200
(y)Banque Et Caisse d'Epargne de l'Etat.... 1.18% 08/04/17  100,000,000   99,734,311
(y)Banque Et Caisse d'Epargne de l'Etat.... 1.31% 09/18/17   75,000,000   74,681,229
(y)++Caisse des Depots et Consignations.... 0.99% 06/08/17  100,000,000   99,892,944
(y)++Caisse des Depots et Consignations.... 1.05% 06/16/17   50,000,000   49,933,986
(y)++Caisse des Depots et Consignations.... 1.09% 06/22/17  200,000,000  199,696,888
(y)++Caisse des Depots et Consignations.... 1.10% 06/23/17  200,000,000  199,690,444
(y)++Colgate-Palmolive Co.................. 0.81% 05/08/17   16,000,000   15,996,516
(y)++Colgate-Palmolive Co.................. 0.81% 05/10/17   28,584,000   28,576,511
(y)++Colgate-Palmolive Co.................. 0.82% 05/11/17   60,000,000   59,982,949
(r)++Commonwealth Bank of Australia........ 1.53% 05/17/17   32,000,000   32,010,112
(r)++Commonwealth Bank of Australia........ 1.38% 08/04/17   50,000,000   50,040,650
(r)++Commonwealth Bank of Australia........ 1.08% 10/03/17   44,000,000   43,985,480
(r)++Commonwealth Bank of Australia........ 1.55% 10/12/17  100,000,000  100,187,400
(r)++Commonwealth Bank of Australia........ 1.51% 12/14/17  150,000,000  150,336,750
(r)++Commonwealth Bank of Australia........ 1.45% 02/02/18  100,000,000  100,227,300
(r)++Commonwealth Bank of Australia........ 1.40% 02/15/18  120,000,000  120,236,040
(r)++Commonwealth Bank of Australia........ 1.32% 03/02/18  100,000,000  100,130,900
(r)++Commonwealth Bank of Australia........ 1.31% 03/16/18   70,000,000   70,062,160
(r)++Commonwealth Bank of Australia........ 1.29% 03/23/18   75,000,000   75,042,525
(y)++CPPIB Capital, Inc.................... 0.85% 05/08/17  118,800,000  118,773,138
(y)++CPPIB Capital, Inc.................... 0.82% 05/11/17   50,000,000   49,985,249
(y)++CPPIB Capital, Inc.................... 0.83% 05/17/17   75,000,000   74,967,344
(y)++CPPIB Capital, Inc.................... 0.88% 05/23/17  100,000,000   99,942,153
(y)++CPPIB Capital, Inc.................... 0.85% 05/24/17  200,000,000  199,879,387
(y)++CPPIB Capital, Inc.................... 0.82% 06/14/17  100,000,000   99,886,678
(y)++CPPIB Capital, Inc.................... 0.97% 06/22/17  150,000,000  149,797,875
(y)++DBS Bank, Ltd......................... 1.01% 05/19/17  148,500,000  148,425,676
(y)++DBS Bank, Ltd......................... 1.13% 06/22/17  100,000,000   99,860,667
(y)++DBS Bank, Ltd......................... 1.10% 07/10/17  100,000,000   99,807,361

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (continued)
April 30, 2017 (Unaudited)


SECURITY DESCRIPTION                   Rate  Maturity Face Amount $ Fair Value $
--------------------                   ----  -------- ------------- ------------
COMMERCIAL PAPER--59.8% (CONTINUED)
(y)++Emerson Electric Co.............. 0.83% 05/08/17   50,000,000   49,988,695
(y)++Emerson Electric Co.............. 0.83% 05/11/17   50,000,000   49,985,249
(y)++Emerson Electric Co.............. 0.83% 05/26/17   75,000,000   74,951,117
(y)European Investment Bank........... 0.80% 05/15/17   98,500,000   98,454,881
(y)Export Development Canada.......... 0.96% 08/15/17   50,000,000   49,853,002
(y)Exxon Mobil Corp................... 0.79% 05/04/17  250,000,000  249,967,707
(y)Exxon Mobil Corp................... 0.80% 05/05/17  200,000,000  199,969,783
(y)Exxon Mobil Corp................... 0.80% 05/10/17  150,000,000  149,960,750
(y)Exxon Mobil Corp................... 0.71% 05/22/17   50,000,000   49,973,100
(r)GE Capital Treasury LLC............ 1.09% 12/04/17   75,000,000   75,014,400
(r)GE Capital Treasury LLC............ 1.10% 12/20/17   75,000,000   75,015,975
(y)General Electric Co................ 0.82% 05/02/17  200,000,000  199,982,087
(y)General Electric Co................ 0.83% 05/19/17  200,000,000  199,903,399
(y)Government of Canada............... 0.79% 06/06/17  150,000,000  149,868,537
(y)Grainger (WW), Inc................. 0.81% 05/08/17   20,000,000   19,995,478
(y)Grainger (WW), Inc................. 0.83% 05/22/17   21,297,000   21,285,187
(y)++Hydro-Quebec..................... 0.79% 05/08/17   32,000,000   31,992,764
(y)++Koch Resources LLC............... 0.88% 05/04/17   94,700,000   94,687,232
(y)++Koch Resources LLC............... 0.95% 05/30/17   42,900,000   42,867,854
(y)++Kreditanstalt Fur Wiederaufbau... 1.00% 06/01/17   70,700,000   70,637,034
(y)++Kreditanstalt Fur Wiederaufbau... 1.00% 06/13/17  200,000,000  199,748,022
(y)++Kreditanstalt Fur Wiederaufbau... 1.05% 06/29/17   85,833,000   85,679,264
(y)++Kreditanstalt Fur Wiederaufbau... 1.06% 07/10/17  130,500,000  130,217,645
(y)++Kreditanstalt Fur Wiederaufbau... 1.02% 07/20/17   50,000,000   49,874,232
(y)++Landesbank Hessen-Thuri.......... 0.93% 05/09/17  100,000,000   99,971,461
(y)++Landesbank Hessen-Thuri.......... 0.90% 05/24/17  200,000,000  199,864,366
(y)++Landesbank Hessen-Thuri.......... 0.93% 05/26/17  100,000,000   99,926,967
(y)++Landesbank Hessen-Thuri.......... 0.99% 06/05/17  100,000,000   99,900,461
(y)++Landesbank Hessen-Thuri.......... 1.07% 06/15/17  200,000,000  199,747,734
(y)++Landesbank Hessen-Thuri.......... 1.00% 07/06/17  100,000,000   99,815,042
(y)++L'Oreal USA, Inc................. 0.86% 05/04/17   40,000,000   39,994,607
(y)++L'Oreal USA, Inc................. 0.81% 05/05/17   20,000,000   19,996,850
(y)++L'Oreal USA, Inc................. 0.83% 05/08/17   22,000,000   21,995,026
(y)++Merck & Co., Inc................. 0.80% 05/05/17  150,000,000  149,977,250
(y)++Merck & Co., Inc................. 0.83% 05/12/17  100,000,000   99,969,317
(y)++National Australia Bank, Ltd..... 1.13% 07/06/17  100,000,000   99,817,533
(r)++National Australia Bank, Ltd..... 1.48% 08/04/17   50,000,000   50,070,050
(y)++National Australia Bank, Ltd..... 1.12% 08/16/17  100,000,000   99,678,556
(y)++National Australia Bank, Ltd..... 1.12% 09/01/17   85,000,000   84,677,808
(r)++National Australia Bank, Ltd..... 1.40% 12/06/17   50,000,000   50,086,800
(r)++National Australia Bank, Ltd..... 1.27% 02/08/18  200,000,000  200,225,399
(r)++National Australia Bank, Ltd..... 1.40% 02/16/18  100,000,000  100,119,300
(r)++National Australia Bank, Ltd..... 1.34% 03/06/18  100,000,000  100,070,400
(y)++Nederlandse Waterschaps.......... 0.88% 05/09/17  100,000,000   99,975,097
(y)++Nestle Capital Corp.............. 0.74% 05/25/17   50,000,000   49,969,700
(y)Nestle Finance International, Ltd.. 0.83% 05/15/17  100,000,000   99,962,458
(y)Nestle Finance International, Ltd.. 0.78% 05/23/17   50,000,000   49,972,049
(y)Nestle Finance International, Ltd.. 0.83% 06/07/17   50,000,000   49,954,167
(y)Nestle Finance International, Ltd.. 1.00% 07/03/17  100,000,000   99,842,333
(y)Nordea Bank Finland NY............. 1.00% 05/02/17   75,000,000   74,992,325
(y)++Nordea Bank Finland NY........... 0.88% 05/09/17   39,200,000   39,188,933
(y)++Novartis Finance Corp............ 0.84% 05/16/17   30,000,000   29,987,640
(y)++Novartis Finance Corp............ 0.87% 05/23/17   70,000,000   69,959,507
(y)++Novartis Finance Corp............ 0.85% 05/24/17   14,000,000   13,991,557
(y)++NRW.Bank......................... 0.99% 06/14/17   75,000,000   74,900,517
(y)++NRW.Bank......................... 1.07% 06/21/17  300,000,000  299,537,849
(y)++NRW.Bank......................... 1.13% 06/27/17  100,000,000   99,827,333
(y)++NRW.Bank......................... 1.10% 06/28/17   90,000,000   89,841,705
(y)++NRW.Bank......................... 1.13% 07/07/17  100,000,000   99,795,444
(y)++NRW.Bank......................... 1.09% 07/26/17  100,000,000   99,732,753
(y)Oesterreich Kontrollbank........... 0.97% 05/24/17  100,000,000   99,935,361
(y)++Oversea-Chinese Banking.......... 1.09% 05/22/17  177,350,000  177,244,535

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (continued)
April 30, 2017 (Unaudited)


SECURITY DESCRIPTION                           Rate  Maturity Face Amount $   Fair Value $
--------------------                           ----  -------- -------------- --------------
COMMERCIAL PAPER--59.8% (CONTINUED)
(y)++Oversea-Chinese Banking.................. 1.15% 06/20/17     67,000,000     66,907,477
(y)PACCAR Financial Corp...................... 0.85% 05/17/17     14,720,000     14,713,358
(y)PACCAR Financial Corp...................... 0.84% 05/18/17     15,400,000     15,392,668
(y)PACCAR Financial Corp...................... 0.84% 05/19/17     20,000,000     19,989,990
(y)PACCAR Financial Corp...................... 0.85% 05/23/17     10,000,000      9,994,007
(y)++Pfizer, Inc.............................. 0.88% 06/07/17     41,200,000     41,162,462
(y)Province of Ontario........................ 0.86% 06/27/17    200,000,000    199,703,334
(y)++Province of Quebec....................... 0.88% 06/26/17    150,000,000    149,781,701
(y)++Province of Quebec....................... 0.94% 07/25/17    200,000,000    199,533,112
(y)++PSP Capital, Inc......................... 0.90% 05/15/17     50,000,000     49,980,568
(y)++PSP Capital, Inc......................... 0.89% 05/25/17     50,000,000     49,968,650
(y)++PSP Capital, Inc......................... 0.98% 06/08/17     95,000,000     94,907,169
(y)++PSP Capital, Inc......................... 0.81% 06/09/17     50,000,000     49,949,834
(y)++PSP Capital, Inc......................... 1.00% 06/15/17    100,000,000     99,884,000
(y)++PSP Capital, Inc......................... 0.95% 06/23/17     25,000,000     24,965,661
(y)++Qualcomm, Inc............................ 0.80% 05/10/17     31,250,000     31,241,500
(y)++Qualcomm, Inc............................ 0.88% 06/08/17     75,000,000     74,926,712
(y)++Roche Holdings, Inc...................... 0.86% 05/11/17     50,000,000     49,985,249
(y)++Roche Holdings, Inc...................... 0.83% 05/23/17     50,000,000     49,971,077
(y)++Roche Holdings, Inc...................... 0.85% 05/26/17     50,000,000     49,967,450
(y)Siemens Capital Co. LLC.................... 0.88% 05/01/17    100,000,000     99,993,292
(y)++Siemens Capital Co. LLC.................. 0.82% 05/15/17    100,000,000     99,961,136
(y)++Siemens Capital Co. LLC.................. 0.82% 05/16/17     50,000,000     49,979,400
(y)++Siemens Capital Co. LLC.................. 0.82% 05/22/17    150,000,000    149,916,800
(y)++Siemens Capital Co. LLC.................. 1.01% 06/22/17    100,000,000     99,865,250
(y)++Simon Property GRP, LP................... 0.92% 06/05/17     22,500,000     22,479,029
(y)++Skandinaviska Enskilda Banken AB......... 0.91% 05/18/17    200,000,000    199,899,665
(y)++Skandinaviska Enskilda Banken AB......... 0.90% 05/22/17    100,000,000     99,939,733
(y)++Skandinaviska Enskilda Banken AB......... 1.00% 06/15/17    200,000,000    199,757,866
(y)++Svenska Handelsbank, Inc................. 0.97% 05/08/17     65,000,000     64,983,569
(y)++Svenska Handelsbank, Inc................. 0.92% 05/16/17    100,000,000     99,954,100
(y)++Svenska Handelsbank, Inc................. 0.92% 05/22/17    100,000,000     99,938,400
(y)++Svenska Handelsbank, Inc................. 0.95% 05/31/17    100,000,000     99,914,475
(y)++Svenska Handelsbank, Inc................. 1.01% 06/13/17     50,000,000     49,939,561
(y)Swedbank................................... 0.91% 05/02/17    200,000,000    199,979,755
(y)Swedbank................................... 0.90% 05/03/17    150,000,000    149,981,021
(y)Swedbank................................... 0.93% 05/08/17    100,000,000     99,974,639
(y)Swedbank................................... 1.00% 06/15/17    200,000,000    199,753,066
(y)Swedbank................................... 0.93% 06/22/17    150,000,000    149,787,333
(y)Swedish Export Credit Corp................. 1.18% 08/08/17    100,000,000     99,721,200
(y)++Total Capital Canada, Ltd................ 0.95% 05/15/17     26,000,000     25,989,282
(y)++Total Capital Canada, Ltd................ 0.92% 05/17/17    200,000,000    199,907,427
(y)++Total Capital Canada, Ltd................ 1.03% 07/20/17    117,311,000    117,045,672
(y)Toyota Motor Credit Corp................... 1.03% 05/24/17    200,000,000    199,870,143
(y)Toyota Motor Credit Corp................... 1.02% 07/18/17    125,000,000    124,710,031
(r)Toyota Motor Credit Corp................... 1.19% 12/20/17    150,000,000    150,011,550
(y)United Overseas Bank....................... 0.97% 05/02/17     21,310,000     21,308,021
(y)++United Overseas Bank..................... 0.95% 05/05/17    100,000,000     99,983,667
(y)++United Overseas Bank..................... 1.16% 07/07/17    100,000,000     99,816,639
(y)Wal-Mart Stores, Inc....................... 0.81% 05/01/17     29,102,000     29,100,121
(y)++Wal-Mart Stores, Inc..................... 0.81% 05/03/17     70,697,000     70,689,370
(r)++Westpac Banking Corp..................... 1.40% 10/05/17    100,000,000    100,117,200
(r)++Westpac Banking Corp..................... 1.33% 11/02/17     75,000,000     75,114,225
(r)++Westpac Banking Corp..................... 1.40% 02/16/18    100,000,000    100,150,200
(r)++Westpac Banking Corp..................... 1.32% 03/01/18    100,000,000    100,093,200
(r)Westpac Banking Corp....................... 1.30% 03/02/18     80,000,000     80,061,120
(r)++Westpac Banking Corp..................... 1.31% 03/19/18     75,000,000     75,058,950
                                                              -------------- --------------
TOTAL COMMERCIAL PAPER (Cost $15,669,228,850).                15,681,824,000 15,671,343,202
                                                              -------------- --------------
YANKEE CERTIFICATES OF DEPOSIT--14.4%
(r)Bank of Montreal........................... 1.41% 05/02/17     25,000,000     25,001,500
(r)Bank of Montreal........................... 1.44% 05/09/17    120,000,000    120,018,960
(r)Bank of Montreal........................... 1.50% 06/07/17     40,000,000     40,023,240

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (continued)
April 30, 2017 (Unaudited)


SECURITY DESCRIPTION                                        Rate  Maturity Face Amount $ Fair Value $
--------------------                                        ----  -------- ------------- -------------
YANKEE CERTIFICATES OF DEPOSIT--14.4% (CONTINUED)
(r)Bank of Montreal........................................ 1.42% 07/10/17   150,000,000   150,168,750
(r)Bank of Montreal........................................ 1.60% 07/25/17   100,000,000   100,129,500
(r)Bank of Montreal........................................ 1.53% 01/11/18   100,000,000   100,202,300
(r)Bank of Nova Scotia..................................... 1.52% 06/09/17    90,000,000    90,055,980
(r)Bank of Nova Scotia..................................... 1.60% 07/20/17   100,000,000   100,124,400
(r)Bank of Nova Scotia..................................... 1.58% 09/27/17   100,000,000   100,181,000
(r)Bank of Nova Scotia..................................... 1.58% 10/06/17    50,000,000    50,091,400
(r)Bank of Nova Scotia..................................... 1.43% 12/08/17   100,000,000   100,163,300
(r)Bank of Nova Scotia..................................... 1.31% 03/20/18   100,000,000   100,043,000
(r)Canadian Imp BK Comm NY................................. 1.42% 05/23/17     9,150,000     9,153,020
(r)Nordea Bank Finland NY.................................. 1.45% 05/26/17   100,000,000   100,038,800
(r)Nordea Bank Finland NY.................................. 1.50% 06/07/17   100,000,000   100,058,100
(r)Nordea Bank Finland NY.................................. 1.52% 06/13/17    20,000,000    20,013,500
(r)Nordea Bank Finland NY.................................. 1.51% 08/18/17    75,000,000    75,113,325
(r)Rabobank Nederland NY................................... 1.51% 05/22/17    50,000,000    50,018,950
(r)Rabobank Nederland NY................................... 1.49% 06/13/17    50,000,000    50,032,200
(r)Rabobank Nederland NY................................... 1.36% 07/10/17   100,000,000   100,064,800
(r)Rabobank Nederland NY................................... 1.53% 08/16/17    50,000,000    50,080,700
(r)Rabobank Nederland NY................................... 1.60% 09/18/17    50,000,000    50,093,950
(r)Rabobank Nederland NY................................... 1.33% 11/06/17    75,000,000    75,107,850
(r)Royal Bank of Canada NY................................. 1.56% 06/29/17    75,000,000    75,070,050
(r)Royal Bank of Canada NY................................. 1.62% 07/28/17   100,000,000   100,136,400
(r)Royal Bank of Canada NY................................. 1.56% 10/05/17   100,000,000   100,182,600
(r)Royal Bank of Canada NY................................. 1.40% 12/08/17   100,000,000   100,157,200
(r)Royal Bank of Canada NY................................. 1.45% 12/19/17   100,000,000   100,170,400
(r)Royal Bank of Canada NY................................. 1.51% 12/22/17   100,000,000   100,204,200
(r)Royal Bank of Canada NY................................. 1.33% 03/07/18   100,000,000   100,097,400
(r)Royal Bank of Canada NY................................. 1.31% 03/20/18   100,000,000   100,066,400
(r)Svenska Handelsbanken NY................................ 1.70% 08/01/17   100,000,000   100,165,600
(r)Svenska Handelsbanken NY................................ 1.38% 08/07/17   155,000,000   155,130,200
(r)Svenska Handelsbanken NY................................ 1.29% 08/09/17    50,000,000    50,044,350
(r)Toronto Dominion Bank NY................................ 1.45% 05/23/17    70,000,000    70,024,570
(r)Toronto Dominion Bank NY................................ 1.60% 07/12/17   100,000,000   100,115,800
(r)Toronto Dominion Bank NY................................ 1.55% 08/22/17    65,000,000    65,109,330
(r)Toronto Dominion Bank NY................................ 1.14% 10/10/17    40,000,000    39,999,880
(r)Toronto Dominion Bank NY................................ 1.34% 11/08/17   100,000,000   100,157,300
(r)Toronto Dominion Bank NY................................ 1.51% 11/20/17   150,000,000   150,276,900
(r)Toronto Dominion Bank NY................................ 1.32% 03/05/18   100,000,000   100,069,400
(r)Toronto Dominion Bank NY................................ 1.33% 03/13/18   100,000,000   100,070,200
(r)Toronto Dominion Bank NY................................ 1.25% 05/07/18   100,000,000    99,984,300
(r)Westpac Banking Corp.................................... 1.48% 01/05/18   100,000,000   100,201,100
                                                                           ------------- -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $3,759,149,397).                3,759,150,000 3,763,412,105
                                                                           ------------- -------------
U.S. GOVERNMENT AGENCY SECURITIES--6.5%
(y)Federal Home Loan Bank.................................. 0.54% 05/02/17    50,000,000    49,998,950
(y)Federal Home Loan Bank.................................. 0.75% 05/03/17   150,000,000   149,993,850
(y)Federal Home Loan Bank.................................. 0.54% 05/05/17    50,000,000    49,995,900
(y)Federal Home Loan Bank.................................. 0.76% 05/09/17   100,000,000    99,983,600
(y)Federal Home Loan Bank.................................. 0.74% 05/12/17   150,000,000   149,966,100
(y)Federal Home Loan Bank.................................. 0.73% 05/17/17   100,000,000    99,967,100
(y)Federal Home Loan Bank.................................. 0.56% 05/19/17   100,000,000    99,963,000
(y)Federal Home Loan Bank.................................. 0.56% 05/24/17    75,000,000    74,964,525
(y)Federal Home Loan Bank.................................. 0.56% 05/26/17    50,000,000    49,974,300
(y)Federal Home Loan Bank.................................. 0.80% 06/07/17    75,000,000    74,939,100
(y)Federal Home Loan Bank.................................. 0.79% 06/09/17    75,000,000    74,935,800
(y)Federal Home Loan Bank.................................. 0.79% 06/14/17    53,800,000    53,748,029
(y)Federal Home Loan Bank.................................. 0.78% 06/16/17   150,000,000   149,848,650
(y)Federal Home Loan Bank.................................. 0.78% 06/19/17   150,000,000   149,838,750
(y)Federal Home Loan Bank.................................. 0.78% 06/21/17   150,000,000   149,832,150
(y)Federal Home Loan Bank.................................. 0.85% 07/19/17   100,000,000    99,815,700
(y)Federal Home Loan Bank.................................. 0.86% 07/21/17    75,000,000    74,858,250

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments (concluded)
April 30, 2017 (Unaudited)


SECURITY DESCRIPTION                                                              Rate  Maturity Face Amount $  Fair Value $
--------------------                                                              ----  -------- ------------- --------------
U.S. GOVERNMENT AGENCY SECURITIES--6.5% (CONTINUED)
(y)Federal Home Loan Bank........................................................ 0.86% 07/26/17    50,000,000     49,899,650
                                                                                                 ------------- --------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost
  $1,702,549,701)................................................................                1,703,800,000  1,702,523,404
                                                                                                 ------------- --------------
REPURCHASE AGREEMENTS--13.7%
Bank of America Corp. (Purchased on 04/28/17, Proceeds at maturity
  $150,010,125, collateralized by U.S. Treasury Security, 1.13%, 02/28/19,
  market value $153,000,008)..................................................... 0.81% 05/01/17   150,000,000    150,000,000
Barclays Capital, Inc. (Purchased on 04/28/17, Proceeds at maturity
  $800,054,000, collateralized by U.S. Treasury Securities, 0.00% - 8.13%,
  08/10/17--05/15/26, market value $816,000,001)................................. 0.81% 05/01/17   800,000,000    800,000,000
Federal Reserve Bank NY (Purchased on 04/28/17, Proceeds at maturity
  $325,020,313, collateralized by U.S. Treasury Security, 1.38, 06/30/23, market
  value $325,020,328)............................................................ 0.75% 05/01/17   325,000,000    325,000,000
Goldman Sachs & Co. (Purchased on 04/28/17, Proceeds at maturity
  $200,013,333, collateralized by U.S. Government Agency Backed Securities,
  2.50%--6.00%, 04/20/29--04/20/47, market value $204,000,000)................... 0.80% 05/01/17   200,000,000    200,000,000
HSBC Securities (USA), Inc. (Purchased on 04/28/17, Proceeds at maturity
  $200,013,167, collateralized by U.S. Treasury Securities, 0.00%--6.00%,
  01/01/18--02/15/26, market value $202,459,154)................................. 0.79% 05/01/17   200,000,000    200,000,000
JPMorgan Securities (Purchased on 04/28/17, Proceeds at maturity
  $400,027,333, collateralized by U.S. Government Agency Backed Securities,
  0.00%--6.25%, 05/11/17--02/03/27, market value $408,004,329)................... 0.82% 05/01/17   400,000,000    400,000,000
Mizuho Securities USA, Inc. (Purchased on 04/28/17, Proceeds at maturity
  $300,020,500, collateralized by U.S. Treasury Securities, 0.00%--4.00%,
  06/23/17--04/01/47, market value $306,000,001)................................. 0.82% 05/01/17   300,000,000    300,000,000
Royal Bank of Canada (Purchased on 04/28/17, Proceeds at maturity
  $600,040,000, collateralized by U.S. Treasury Securities, 0.13% - 4.00%,
  02/28/18--04/20/47, market value $612,000,000)................................. 0.80% 05/01/17   600,000,000    600,000,000
Toronto Dominion Bank NY (Purchased on 04/28/17, Proceeds at maturity
  $600,041,000, collateralized by U.S. Government Agency Backed Securities,
  0.00%--5.25%, 05/17/17--03/12/27, market value $612,000,023)................... 0.82% 05/01/17   600,000,000    600,000,000
                                                                                                 ------------- --------------
TOTAL REPURCHASE AGREEMENTS (Cost $3,575,000,000)................................                3,575,000,000  3,575,000,000
                                                                                                 ------------- --------------
U.S. TREASURY OBLIGATIONS--4.4%
(y)U.S. Treasury Bill............................................................ 0.59% 05/11/17   100,000,000     99,981,500
(y)U.S. Treasury Bill............................................................ 0.53% 05/18/17   200,000,000    199,936,400
(y)U.S. Treasury Bill............................................................ 0.67% 05/25/17   100,000,000     99,955,300
(y)U.S. Treasury Bill............................................................ 0.66% 06/01/17   100,000,000     99,941,600
(y)U.S. Treasury Bill............................................................ 0.52% 06/08/17    50,000,000     49,964,350
(y)U.S. Treasury Bill............................................................ 0.50% 06/15/17   100,000,000     99,917,800
(y)U.S. Treasury Bill............................................................ 0.50% 06/22/17   100,000,000     99,898,900
(y)U.S. Treasury Bill............................................................ 0.76% 07/06/17   100,000,000     99,864,300
(y)U.S. Treasury Bill............................................................ 0.80% 07/13/17   100,000,000     99,849,900
(y)U.S. Treasury Bill............................................................ 0.80% 07/27/17   200,000,000    199,619,400
                                                                                                 ------------- --------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,148,984,899)............................                1,150,000,000  1,148,929,450
                                                                                                 ------------- --------------
TOTAL INVESTMENTS (Cost $26,151,747,239)--100.0%.................................                              26,158,059,752
                                                                                                               ==============

AB--Aktiebolag (Swedish Stock Company)
LLC--Limited Liability Co.
LP--Limited Partnership
NY--New York Shares

                      See Notes to Financial Statements.

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at April 30, 2017 was $11,561,966,921 which represented 42.2% of the total investments of the Fund.
(r)The adjustable/variable rate shown is effective as of April 30, 2017.
(y)The rate shown is the effective yield.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2017 (UNAUDITED)

ASSETS:
Investments, at value........................................... $22,583,059,752
Repurchase agreements, at value.................................   3,575,000,000
                                                                 ---------------
       Total Investments........................................  26,158,059,752
                                                                 ---------------
Cash............................................................   1,229,826,084
Interest receivable.............................................       9,243,613
Prepaid expenses................................................          24,405
                                                                 ---------------
       Total Assets.............................................  27,397,153,854
                                                                 ---------------
LIABILITIES:
Distributions payable...........................................      21,455,885
Accrued expenses and other payables:
   Investment Management Fees...................................       1,132,542
   Director/Trustee Fees........................................         401,333
   Administration and Transfer Agent Fees.......................           8,112
   Professional Fees............................................          99,408
   CCO Fees.....................................................           1,983
   Other Expenses...............................................         125,147
                                                                 ---------------
       Total Liabilities........................................      23,224,410
                                                                 ---------------
Net Assets...................................................... $27,373,929,444
                                                                 ===============
NET ASSETS CONSIST OF:
Capital......................................................... $27,367,569,255
Undistributed Net Investment Loss...............................         (17,773)
Accumulated Net Realized Gains from Investment Transactions.....          65,449
Net Unrealized Appreciation on Investments......................       6,312,513
                                                                 ---------------
NET ASSETS...................................................... $27,373,929,444
                                                                 ===============
Shares of Beneficial Interest (Unlimited Number of Shares
  Authorized, No Par value).....................................   2,365,290,690
                                                                 ===============
Net Asset Value (Offering and Redemption Price Per Share).......         11.5731/(a)/
                                                                 ===============
Investments at cost............................................. $26,151,747,239

/(a)/Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)

 INVESTMENT INCOME:
 Interest........................................................ $103,232,438
                                                                  ------------
    Total Investment Income......................................  103,232,438
                                                                  ------------
 EXPENSES:
 Investment Management Fees......................................    6,357,417
 Administration and Transfer Agent Fees..........................      877,101
 Professional Fees...............................................      111,177
 Director/Trustee Fees...........................................       65,912
 CCO Fees........................................................       12,121
 Other Expenses..................................................      256,071
                                                                  ------------
    Total Expenses Before Fee Reductions.........................    7,679,799
                                                                  ------------
 Fees Paid Indirectly............................................     (826,454)
                                                                  ------------
    Net Expenses.................................................    6,853,345
                                                                  ------------
 Net Investment Income...........................................   96,379,093
                                                                  ------------
 REALIZED/UNREALIZED GAINS FROM INVESTMENTS
 Net Realized Gains from Investment Transactions.................       66,018
 Net Change in Unrealized Appreciation on Investments............    1,420,906
                                                                  ------------
 Net Realized and Unrealized Gains from Investments..............    1,486,924
                                                                  ------------
 CHANGE IN NET ASSETS RESULTING FROM OPERATIONS.................. $ 97,866,017
                                                                  ============

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX
                                                                 MONTHS          FOR THE YEAR
                                                                 ENDED              ENDED
                                                             APRIL 30, 2017    OCTOBER 31, 2016
                                                            ----------------  -----------------
                                                              (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net Investment Income................................... $     96,379,093  $      90,403,238
   Net Realized Gains from Investment Transactions.........           66,018             22,440
   Net Change in Unrealized Appreciation on Investments....        1,420,906          4,830,003
                                                            ----------------  -----------------
   Change in net assets resulting from operations..........       97,866,017         95,255,681
                                                            ----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income...................................      (96,361,003)       (90,469,339)
   Net Realized Gains......................................          (19,983)          (116,140)
                                                            ----------------  -----------------
   Change in Net Assets from Distributions to Shareholders.      (96,380,986)       (90,585,479)
                                                            ----------------  -----------------
CAPITAL TRANSACTIONS:
   Proceeds from Shares Issued.............................   56,273,743,240    101,244,735,044
   Dividends Reinvested....................................            8,892                623
   Cost of Shares Redeemed.................................  (51,334,121,238)  (102,047,247,025)
                                                            ----------------  -----------------
   Change in Net Assets from Capital Transactions..........    4,939,630,894       (802,511,358)
                                                            ----------------  -----------------
Change in Net Assets.......................................    4,941,115,925       (797,841,156)
NET ASSETS:
Beginning of Period........................................   22,432,813,519     23,230,654,675
                                                            ----------------  -----------------
End of Period.............................................. $ 27,373,929,444  $  22,432,813,519
                                                            ================  =================
Accumulated Net Investment Income (Loss)................... $        (17,773) $         (35,863)
                                                            ================  =================
SHARES TRANSACTIONS:
   Shares Issued...........................................    4,862,611,745      8,750,547,594
   Reinvested..............................................              768                 54
   Shares Redeemed.........................................   (4,435,799,093)    (8,819,887,986)
                                                            ----------------  -----------------
Change in Shares...........................................      426,813,420        (69,340,338)
                                                            ================  =================

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                  FOR THE          FOR THE        FOR THE          FOR THE          FOR THE          FOR THE
                                 SIX-MONTHS      YEAR ENDED     YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                   ENDED         OCTOBER 31,    OCTOBER 31,      OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                               APRIL 30, 2017     2016/(a)/        2015             2014             2013            2012 +
                              --------------     -----------  -----------      -----------      -----------      -----------
                                (UNAUDITED)
NET ASSET VALUE, BEGINNING
  OF PERIOD..................  $   11.5723       $   11.5700  $     11.57      $     11.57      $     11.57      $     11.57
                               -----------       -----------  -----------      -----------      -----------      -----------
INVESTMENT ACTIVITIES:
   Net Investment Income.....       0.0432            0.0472         0.01             0.01             0.01             0.02
   Net Realized and
     Unrealized Gains on
     Investments.............       0.0008            0.0024           --/(b)/          --/(b)/          --/(b)/          --/(b)/
                               -----------       -----------  -----------      -----------      -----------      -----------
   Total from Investment
     Activities..............       0.0440            0.0496         0.01             0.01             0.01             0.02
                               -----------       -----------  -----------      -----------      -----------      -----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
   Net Investment Income.....      (0.0432)          (0.0472)       (0.01)           (0.01)           (0.01)           (0.02)
   Net Realized Gains........           --/(b)/      (0.0001)          --/(b)/          --/(b)/          --/(b)/          --/(b)/
                               -----------       -----------  -----------      -----------      -----------      -----------
TOTAL DISTRIBUTIONS..........      (0.0432)          (0.0473)       (0.01)           (0.01)           (0.01)           (0.02)
                               -----------       -----------  -----------      -----------      -----------      -----------
Net Asset Value, End of
  Period.....................  $   11.5731       $   11.5723  $     11.57      $     11.57      $     11.57      $     11.57
                               ===========       ===========  ===========      ===========      ===========      ===========
Total Return.................         0.38%/(c)/        0.43%        0.11%            0.08%            0.13%            0.21%
SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD
  (000'S)....................  $27,373,929       $22,432,814  $23,230,655      $24,343,666      $19,492,456      $14,443,787
Ratios to Average Net Assets:
Net Investment Income/(d)/...         0.76%             0.41%        0.11%            0.08%            0.12%            0.21%
Gross Expenses/(d)/..........         0.06%             0.06%        0.06%            0.06%            0.06%            0.06%
Net Expenses/(d)(e)/.........         0.05%             0.05%        0.06%            0.06%            0.06%            0.06%

+ As described in Note H, amounts have been adjusted for a 1-for-11.57 reverse share split that occurred on May 7, 2012.
(a)As a result of the SEC's rules on money market reform, the financial highlight values are now presented to 4 digits beginning in 2016.
(b)Amount less than $0.005.
(c)Not annualized.
(d)Annualized for periods less than one year.
(e)Ratio as disclosed reflects the impact of custody fee credits earned by the fund on cash balances.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements
April 30, 2017 (Unaudited)

A. ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust consists of eleven series one of which, The DFA Short Term Investment Fund (the "Fund"), is included in this report. The remaining series are presented in separate reports. The Fund is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services - Investment Companies."

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the "Board"), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust's policies and for overseeing the management of the Trust. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION - The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

 .  Level 1      inputs are quoted prices in active markets for identical
             -   securities
 .  Level 2      other significant observable inputs (including quoted prices
             -   for similar securities, interest rates, prepayment
                 speeds, credit risk, etc.)
 .  Level 3      significant unobservable inputs (including the Fund's own
             -   assumptions in determining the fair value of
                 investments)

The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. During the six-months ended April 30, 2017, only securities classified as Level 2 in the fair value hierarchy were held by the Fund.

A summary of the inputs used to value the Fund's investments is disclosed previously in this Note. A valuation hierarchy table has been provided below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
April 30, 2017 (Unaudited)


For the six-months ended April 30, 2017, there were no transfers between Level 1 and Level 2, and no Level 3 investments were held by the Fund.

When determining the fair value of the Fund's investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following table provides the fair value measurements of the Fund's investments by level within the fair value hierarchy as of April 30, 2017:

                                         LEVEL 1       LEVEL 2       LEVEL 3
                                       INVESTMENTS   INVESTMENTS   INVESTMENTS
                                           IN            IN            IN
                                       SECURITIES    SECURITIES    SECURITIES
                                       ----------- --------------- -----------
 THE DFA SHORT TERM INVESTMENT FUND
    Corporate Bonds...................    $ --     $    67,728,820    $ --
    Yankee Bonds......................      --         229,122,771      --
    Commercial Paper..................      --      15,671,343,202      --
    Yankee Certificates of Deposit....      --       3,763,412,105      --
    U.S. Government Agency Securities.      --       1,702,523,404      --
    Repurchase Agreements.............      --       3,575,000,000      --
    U.S. Treasury Obligations.........      --       1,148,929,450      --
                                          ----     ---------------    ----
        Total Investments.............    $ --     $26,158,059,752    $ --
                                          ====     ===============    ====

2. DEFERRED COMPENSATION PLAN - Each eligible trustee (each a "Trustee" and collectively, the "Trustees") of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Director/Trustee Fees.

Each Trustee has the option to receive the distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of April 30, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

At April 30, 2017, the Fund's total liability of $476,867 for deferred compensation to Trustees is included in the "Director/Trustee Fees" payable (a line item which also includes Trustee fees/expenses, currently in a prepaid state) on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
April 30, 2017 (Unaudited)


taxes on the Fund. Interest income is recognized on an accrual basis and includes amortization or accretion of premia or discount using the straight-line method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premia during the respective holding period.

4. ALLOCATIONS - The Trust bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operation, whether incurred directly by the Trust or by Dimensional Fund Advisors LP, the Fund's investment adviser (the "Advisor"), on its behalf. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective portfolios in the Trust on the basis of their relative net assets.

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S federal income tax regulation, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of April 30, 2017 attributable to distribution redesignations.

As of April 30, 2017, the tax cost of securities and the breakdown of unrealized appreciation and depreciation of securities for federal income tax purposes are as follows:

                                                                                 Net Unrealized
                                         Tax Cost of    Unrealized   Unrealized  Appreciation /
                                         Securities    Appreciation Depreciation (Depreciation)
                                       --------------- ------------ ------------ --------------
The DFA Short Term Investment Fund.... $26,151,760,636  $7,246,987   $(947,871)    $6,299,116

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to wash sale activity.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
April 30, 2017 (Unaudited)


The tax character of distributions paid to shareholders during the year ended October 31, 2016, was as follows:

                                              Distributions Paid From
                                     ------------------------------------------
                                                                      Total
                                     Net Investment   Long-Term   Distributions
                                         Income     Capital Gains     Paid
                                     -------------- ------------- -------------
 The DFA Short Term Investment Fund.  $82,921,419      $2,002      $82,923,421

As of October 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                        Undistributed
                               -------------------------------
                                            Long-                                                           Total
                                            Term                             Accumulated    Unrealized   Accumulated
                                Ordinary   Capital Accumulated Distributions Capital And   Appreciation   Earnings
                                 Income     Gains   Earnings      Payable    Other Losses (Depreciation)  (Deficit)
                               ----------- ------- ----------- ------------- ------------ -------------- -----------
The DFA Short Term Investment
  Fund........................ $11,257,446  $985   $11,258,431 $(10,782,427)     $--        $4,399,154   $4,875,158

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS - The Fund may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Fund seeks to assert its rights.

Repurchase agreements ("RA") permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty's bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund's obligation under bankruptcy law to return the excess to the counterparty.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER - Dimensional Fund Advisors LP (the "Advisor" or "DFA") serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the "Investment Management Agreement"), the Advisor manages the investment and reinvestment of the Fund's assets. DFA has served as the Fund's investment advisor since the Fund's commencement of operations. Pursuant to the terms of the Investment Management Agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
April 30, 2017 (Unaudited)


FEES PAID TO OFFICERS AND TRUSTEES - Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. Amounts paid to the Trust's CCO are reflected on the Statement of Operations as "CCO fees".

ADMINISTRATOR AND CUSTODIAN - Citi Fund Services Ohio, Inc. serves as the Administrator, and Citibank, N.A. serves as the Custodian of the Fund. Pursuant to the terms of the Master Services Agreement, the Administrator receives a fee payable monthly from the Fund at an annual rate of 0.0065% of the average daily net assets.

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as "Fees paid indirectly." Custody fees are reported gross of such credits.

At April 30, 2017, the following number of shareholders held the approximate percentage of the stated Portfolio's outstanding shares:

                                           Number of   Approximate Percentage
                                          Shareholders of Outstanding Shares
                                          ------------ ----------------------
   The DFA Short Term Investment Fund....      6                 48%

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 days or less and which are considered Eligible Securities (as defined in Rule 2a-7 under the 1940 Act). The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Fund, together with other Dimensional-advised portfolios, has entered into a $700 million unsecured line of credit with its custodian bank effective January 6, 2017. A similar line of credit for $500 million was in effect through January 7, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $700 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 5, 2018. There were no borrowings by the Fund under this line of credit during the six-month period ended April 30, 2017.

Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objective and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund had no interfund loans through the program during the period and there were no outstanding loans as of April 30, 2017.

THE DFA SHORT TERM INVESTMENT FUND
Notes to Financial Statements - (continued)
April 30, 2017 (Unaudited)


H. REVERSE SHARE SPLIT

On May 7, 2012, upon approval of the Board and consent of the shareholders, the Fund no longer sought to maintain a stable net asset value of $1.00 per share and, instead, adopted a floating net asset value per share. To accomplish the change from a stable net asset value fund to a floating net asset value fund, on May 7, 2012, the Fund underwent a 1-for-11.57 reverse share split. The effect of the reverse share split transaction was to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the net asset value per share. This transaction did not change the net assets of the Fund or the value of a shareholder's investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to show the effect of the reverse share split. Additionally, when the application of the reverse share split results in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed, as presented in the Statements of Changes in Net Assets, will reflect payments of fractional share balances on beneficial shareholder accounts.

I. MONEY MARKET REFORM

In July 2014 and September 2015, the Securities and Exchange Commission ("SEC") finalized rules that altered and increased the regulations to which money market funds, including the Fund, are subject. The SEC's new rules had varying implementation dates, ranging from July 2015 to October 2016 and were intended to give investors additional protection during rare periods of market stress, when redemptions in some money market mutual funds may increase significantly. The new rules replaced much of the current Rule 2a-7 and significantly increased the data reporting requirements to the SEC. The new rules allowed money market funds to suspend redemptions and allowed (and will, under certain circumstances, require) money market funds to impose fees on redemptions in times of market stress. Among other things, the new rules also removed references to credit ratings of securities held by a money market fund, adopted a uniform standard to define an "eligible security" as a security that has been determined to present minimal credit risk, and require that money market funds engage in ongoing monitoring of their portfolio securities and perform portfolio stress testing for credit deterioration and changes in interest rates rather than for a ratings downgrade. Effective October 3, 2016, the Fund has been operating in compliance with all aspects of the amendments applicable to it. The SEC's compliance deadline was October 14, 2016.

Certain government and U.S. Treasury money market funds are not subject to many of the new structural changes. Further information regarding the money market mutual fund regulatory changes may be found at the SEC's website, www.sec.gov.

J. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financials statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information
April 30, 2017 (Unaudited)

EXPENSE EXAMPLES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.

Actual Expenses
---------------

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                                        Annualized
                                         Beginning      Ending       Expenses Paid     Expense Ratio
                                       Account Value Account Value  During Period*     During Period
                                          11/1/16       4/30/17    11/1/16 - 4/30/17 11/1/16 - 4/30/17
                                       ------------- ------------- ----------------- -----------------
The DFA Short Term Investment Fund....   $1,000.00     $1,003.80         $0.25             0.05%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 1, 2016 to April 30, 2017, divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes
--------------------------------------------

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                        Annualized
                                         Beginning      Ending       Expenses Paid     Expense Ratio
                                       Account Value Account Value  During Period*     During Period
                                          11/1/16       4/30/17    11/1/16 - 4/30/17 11/1/16 - 4/30/17
                                       ------------- ------------- ----------------- -----------------
The DFA Short Term Investment Fund....   $1,000.00     $1,024.55         $0.25             0.05%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from November 1, 2016 to April 30, 2017, divided by the number of days in the fiscal year.

THE DFA SHORT TERM INVESTMENT FUND
Supplemental Information - (continued)
April 30, 2017 (Unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available
(1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Trust or the Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Trust filed its most recent Form N-Q with the SEC on Month Day, Year. The Forms N-Q are available upon request, without charge, by calling collect:
(512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for the information on the operation of the Public Reference Room).

               BOARD APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

   At the Board meeting held on December 14-15, 2016 (the "Meeting"), the Board of Trustees of The DFA Investment Trust Company (the "Board") considered the continuation of the investment management agreement (the "Management Agreement") for the Fund.

   Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Management Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Morningstar Associates, LLC (the "Morningstar Reports"), and issues related to the continuation of the Management Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Morningstar Reports.

   At the Meeting, the Board considered a number of factors when considering the continuation of each Management Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund;
(ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the management fee charged.

   When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor's organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor's global investment advisory capabilities. The Board evaluated the Advisor's portfolio management process and discussed the unique features of the Advisor's investment approach. The Board also considered the nature and character of non-investment advisory services provided by the Advisor, including administrative services. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

   In considering the performance of the Fund, the Board analyzed the Morningstar Reports, which compared the performance of the Fund with other funds in its respective peer group and investment category. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor's explanation of the performance. The Board concluded that the Advisor's explanations provided a sound basis for understanding the comparative performance of the Fund. The Board determined, among other things, that after considering the Fund's investment strategies and the expectations of its shareholder base, the performance of the Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

   When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Morningstar Reports. The Board concluded that the effective management fees and total expenses of the Fund over various periods were favorable in relation to those of its peer funds, and that the management fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large.

   The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund. The Board considered the profitability to the Advisor of managing and servicing the Fund and the Advisor's unregistered clients, such as collective trusts, group trusts and separate accounts. Upon closely examining the Advisor's profitability, the Board concluded, among other things, that it was reasonable.

   The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of management fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of management fees charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

   After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Management Agreement for the Fund was in the best interests of the Fund and its shareholders.

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF INVESTMENTS IS PROVIDED

The U.S. Large Cap Value Series

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

The Tax-Managed U.S. Marketwide Value Series

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE+    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
COMMON STOCKS -- (95.3%)
Consumer Discretionary -- (12.9%)
#   Adient P.L.C.                                                    69,537 $  5,115,142       0.0%
#   Autoliv, Inc.                                                   271,493   27,200,884       0.1%
#*  AutoNation, Inc.                                                296,816   12,466,272       0.1%
#   Bed Bath & Beyond, Inc.                                         290,144   11,243,080       0.1%
#   Best Buy Co., Inc.                                            1,711,779   88,687,270       0.4%
#   BorgWarner, Inc.                                              1,060,592   44,841,830       0.2%
#   CalAtlantic Group, Inc.                                          14,193      514,070       0.0%
#   Carnival Corp.                                                1,129,125   69,746,051       0.3%
#   CBS Corp. Class A                                                 7,236      486,621       0.0%
*   Charter Communications, Inc. Class A                            956,927  330,292,923       1.3%
    Comcast Corp. Class A                                        21,211,780  831,289,658       3.4%
    DR Horton, Inc.                                               2,594,763   85,341,755       0.3%
    Ford Motor Co.                                               15,336,087  175,904,918       0.7%
#   Garmin, Ltd.                                                    382,751   19,459,061       0.1%
    General Motors Co.                                            5,741,467  198,884,417       0.8%
#   Gentex Corp.                                                    533,525   11,017,291       0.0%
#   Goodyear Tire & Rubber Co. (The)                              1,440,531   52,190,438       0.2%
#*  Hyatt Hotels Corp. Class A                                       26,622    1,477,521       0.0%
#   International Game Technology P.L.C.                             36,716      815,095       0.0%
#   Kohl's Corp.                                                  1,327,251   51,802,607       0.2%
    Lear Corp.                                                      170,451   24,316,540       0.1%
#   Lennar Corp. Class A                                          1,399,321   70,665,711       0.3%
    Lennar Corp. Class B                                              7,512      320,086       0.0%
*   Liberty Broadband Corp. Class A                                  23,806    2,140,874       0.0%
#*  Liberty Broadband Corp. Class C                                 115,411   10,520,867       0.0%
*   Liberty Interactive Corp., QVC Group Class A                  2,560,996   54,241,895       0.2%
#*  Liberty Media Corp.-Liberty Braves Class A                       15,711      390,104       0.0%
#*  Liberty Media Corp.-Liberty Braves Class C                       31,424      770,516       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class A                  39,281    1,332,019       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class C                  78,562    2,751,241       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                    157,126    5,986,501       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C                    314,252   11,938,433       0.1%
#*  Liberty Ventures Series A                                        59,566    3,207,629       0.0%
*   LKQ Corp.                                                       357,972   11,183,045       0.0%
#   Macy's, Inc.                                                  1,470,252   42,960,763       0.2%
#*  Madison Square Garden Co. (The) Class A                           7,458    1,504,801       0.0%
    MGM Resorts International                                     2,471,336   75,894,729       0.3%
*   Mohawk Industries, Inc.                                         481,200  112,980,948       0.5%
    Newell Brands, Inc.                                             256,366   12,238,913       0.1%
    News Corp. Class A                                              291,885    3,712,777       0.0%
    News Corp. Class B                                               31,823      413,699       0.0%
#*  Norwegian Cruise Line Holdings, Ltd.                            900,693   48,574,373       0.2%
#   Penske Automotive Group, Inc.                                   168,357    8,032,312       0.0%
    PulteGroup, Inc.                                              2,300,949   52,162,514       0.2%
    PVH Corp.                                                       366,094   36,986,477       0.2%
#   Ralph Lauren Corp.                                               84,680    6,835,370       0.0%
    Royal Caribbean Cruises, Ltd.                                 1,461,968  155,845,789       0.6%
#   Signet Jewelers, Ltd.                                            35,969    2,368,199       0.0%
*   Skechers U.S.A., Inc. Class A                                    13,762      347,491       0.0%
    Staples, Inc.                                                 2,175,724   21,256,823       0.1%
#   TEGNA, Inc.                                                     765,719   19,510,520       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Consumer Discretionary -- (Continued)
    Time Warner, Inc.                                             3,804,556 $  377,678,274       1.5%
#   Toll Brothers, Inc.                                             338,804     12,193,556       0.1%
#   Whirlpool Corp.                                                 521,963     96,918,090       0.4%
                                                                            --------------      ----
Total Consumer Discretionary                                                 3,306,958,783      13.4%
                                                                            --------------      ----
Consumer Staples -- (6.7%)
    Archer-Daniels-Midland Co.                                    2,604,355    119,149,241       0.5%
    Bunge, Ltd.                                                     910,843     71,983,922       0.3%
    CVS Health Corp.                                              3,989,908    328,928,016       1.3%
#*  Edgewell Personal Care Co.                                       25,746      1,840,582       0.0%
    Ingredion, Inc.                                                 146,985     18,199,683       0.1%
#   JM Smucker Co. (The)                                            867,672    109,951,396       0.5%
    Kraft Heinz Co. (The)                                         1,052,555     95,140,446       0.4%
    Molson Coors Brewing Co. Class B                                473,017     45,357,600       0.2%
    Mondelez International, Inc. Class A                          3,943,573    177,579,092       0.7%
    Pinnacle Foods, Inc.                                            489,872     28,486,057       0.1%
#*  Post Holdings, Inc.                                             350,008     29,467,174       0.1%
    Reynolds American, Inc.                                         112,655      7,266,247       0.0%
#   Seaboard Corp.                                                       13         55,042       0.0%
#*  TreeHouse Foods, Inc.                                           102,056      8,940,106       0.1%
    Tyson Foods, Inc. Class A                                     1,959,828    125,938,547       0.5%
    Wal-Mart Stores, Inc.                                         5,609,449    421,718,376       1.7%
    Walgreens Boots Alliance, Inc.                                1,165,019    100,820,744       0.4%
#   Whole Foods Market, Inc.                                        922,271     33,542,996       0.1%
                                                                            --------------      ----
Total Consumer Staples                                                       1,724,365,267       7.0%
                                                                            --------------      ----
Energy -- (11.0%)
    Anadarko Petroleum Corp.                                        969,947     55,306,378       0.2%
#   Apache Corp.                                                    253,665     12,338,266       0.1%
    Baker Hughes, Inc.                                            1,045,521     62,072,582       0.3%
    Chevron Corp.                                                 3,705,888    395,418,250       1.6%
#*  Concho Resources, Inc.                                          331,678     42,010,335       0.2%
    ConocoPhillips                                                3,218,408    154,193,927       0.6%
#*  CONSOL Energy, Inc.                                              36,926        560,537       0.0%
#*  Continental Resources, Inc.                                     194,483      8,248,024       0.0%
    Devon Energy Corp.                                               22,228        877,784       0.0%
#*  Diamondback Energy, Inc.                                         63,757      6,365,499       0.0%
    Exxon Mobil Corp.                                            11,307,726    923,275,828       3.7%
#   Helmerich & Payne, Inc.                                         613,995     37,232,657       0.2%
#   Hess Corp.                                                      918,391     44,845,032       0.2%
#   HollyFrontier Corp.                                             645,042     18,151,482       0.1%
    Kinder Morgan, Inc.                                           4,374,505     90,246,038       0.4%
#   Marathon Oil Corp.                                            3,272,198     48,657,584       0.2%
    Marathon Petroleum Corp.                                      2,313,489    117,849,130       0.5%
#   Murphy Oil Corp.                                                309,108      8,092,447       0.0%
#   Nabors Industries, Ltd.                                         247,778      2,562,024       0.0%
#   National Oilwell Varco, Inc.                                  1,747,731     61,118,153       0.3%
#   Noble Energy, Inc.                                            1,659,899     53,664,535       0.2%
#   Occidental Petroleum Corp.                                    1,862,726    114,632,158       0.5%
#*  PDC Energy, Inc.                                                 10,876        600,681       0.0%
    Phillips 66                                                   1,370,001    108,997,280       0.4%
*   QEP Resources, Inc.                                                 861         10,168       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Energy -- (Continued)
#   Range Resources Corp.                                           144,745 $    3,834,295       0.0%
#*  Rice Energy, Inc.                                               102,107      2,173,858       0.0%
*   RSP Permian, Inc.                                                43,338      1,649,011       0.0%
    Schlumberger, Ltd.                                            1,134,428     82,348,128       0.3%
#*  Southwestern Energy Co.                                         672,113      5,047,569       0.0%
#   Targa Resources Corp.                                         1,262,389     69,595,506       0.3%
*   TechnipFMC P.L.C.                                             1,702,869     51,307,443       0.2%
#   Tesoro Corp.                                                    691,016     55,080,885       0.2%
#*  Transocean, Ltd.                                              1,340,027     14,780,498       0.1%
    Valero Energy Corp.                                           2,810,052    181,557,460       0.7%
#*  Weatherford International P.L.C.                                583,515      3,366,881       0.0%
                                                                            --------------      ----
Total Energy                                                                 2,838,068,313      11.5%
                                                                            --------------      ----
Financials -- (21.9%)
    Aflac, Inc.                                                   1,270,675     95,148,144       0.4%
*   Alleghany Corp.                                                  32,159     19,639,501       0.1%
    Allied World Assurance Co. Holdings AG                          274,410     14,568,427       0.1%
    Allstate Corp. (The)                                          1,042,737     84,764,091       0.3%
#   Ally Financial, Inc.                                          2,615,436     51,785,633       0.2%
    American Financial Group, Inc.                                  427,555     41,605,377       0.2%
    American International Group, Inc.                            2,742,987    167,075,338       0.7%
*   Arch Capital Group, Ltd.                                        161,968     15,706,037       0.1%
    Assurant, Inc.                                                  338,911     32,616,795       0.1%
    Assured Guaranty, Ltd.                                          466,679     17,794,470       0.1%
#   Axis Capital Holdings, Ltd.                                     459,271     30,265,959       0.1%
    Bank of America Corp.                                        21,700,899    506,498,983       2.1%
    Bank of New York Mellon Corp. (The)                           4,371,565    205,725,849       0.8%
#   BB&T Corp.                                                    1,865,843     80,567,101       0.3%
#   BOK Financial Corp.                                               4,796        404,255       0.0%
    Capital One Financial Corp.                                   2,042,506    164,176,632       0.7%
    Chubb, Ltd.                                                     493,858     67,782,010       0.3%
#   CIT Group, Inc.                                                 434,512     20,122,251       0.1%
    Citigroup, Inc.                                               8,942,092    528,656,479       2.1%
    Citizens Financial Group, Inc.                                  791,252     29,046,861       0.1%
#   CNA Financial Corp.                                             411,635     18,630,600       0.1%
    Comerica, Inc.                                                  126,355      8,933,298       0.0%
    Everest Re Group, Ltd.                                          220,574     55,520,681       0.2%
    Fifth Third Bancorp                                           5,417,348    132,345,812       0.5%
    First American Financial Corp.                                    8,092        351,274       0.0%
    Goldman Sachs Group, Inc. (The)                               1,040,153    232,786,241       0.9%
    Hartford Financial Services Group, Inc. (The)                 2,880,302    139,291,405       0.6%
#   Huntington Bancshares, Inc.                                   4,311,699     55,448,449       0.2%
    Invesco, Ltd.                                                   513,904     16,927,998       0.1%
    JPMorgan Chase & Co.                                         11,460,834    997,092,558       4.0%
    KeyCorp                                                       3,227,258     58,865,186       0.2%
#   Legg Mason, Inc.                                                 42,302      1,581,249       0.0%
    Leucadia National Corp.                                         202,661      5,145,563       0.0%
    Lincoln National Corp.                                        1,166,839     76,929,695       0.3%
    Loews Corp.                                                   1,687,230     78,658,663       0.3%
#   M&T Bank Corp.                                                  315,719     49,065,890       0.2%
    MetLife, Inc.                                                 2,044,246    105,912,385       0.4%
    Morgan Stanley                                                3,862,094    167,499,017       0.7%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Financials -- (Continued)
    Nasdaq, Inc.                                                    123,997 $    8,539,673       0.0%
    Navient Corp.                                                   764,605     11,621,996       0.0%
#   New York Community Bancorp, Inc.                              1,100,233     14,622,097       0.1%
    Old Republic International Corp.                                776,363     16,055,187       0.1%
    PacWest Bancorp                                                 272,599     13,463,665       0.1%
#   People's United Financial, Inc.                                 304,743      5,323,860       0.0%
    PNC Financial Services Group, Inc. (The)                      1,341,871    160,689,052       0.7%
#   Principal Financial Group, Inc.                               1,639,822    106,801,607       0.4%
#   Prosperity Bancshares, Inc.                                      53,330      3,583,776       0.0%
    Prudential Financial, Inc.                                    1,100,603    117,797,539       0.5%
    Regions Financial Corp.                                       5,417,883     74,495,891       0.3%
    Reinsurance Group of America, Inc.                              313,388     39,186,035       0.2%
#   RenaissanceRe Holdings, Ltd.                                    112,265     15,960,715       0.1%
#*  Santander Consumer USA Holdings, Inc.                           283,070      3,606,312       0.0%
    State Street Corp.                                              524,339     43,992,042       0.2%
    SunTrust Banks, Inc.                                          1,256,570     71,385,742       0.3%
    Synchrony Financial                                             159,750      4,441,050       0.0%
    Travelers Cos., Inc. (The)                                    1,129,653    137,433,584       0.6%
    Unum Group                                                    1,204,396     55,799,667       0.2%
    Validus Holdings, Ltd.                                          168,263      9,301,579       0.0%
    Voya Financial, Inc.                                            145,438      5,436,472       0.0%
    Wells Fargo & Co.                                             4,436,796    238,877,097       1.0%
#   WR Berkley Corp.                                                214,424     14,576,543       0.1%
#   XL Group, Ltd.                                                1,261,223     52,782,182       0.2%
#   Zions Bancorporation                                            758,976     30,381,809       0.1%
                                                                            --------------      ----
Total Financials                                                             5,631,091,329      22.8%
                                                                            --------------      ----
Health Care -- (11.7%)
    Abbott Laboratories                                           4,117,151    179,672,470       0.7%
    Aetna, Inc.                                                   1,805,018    243,803,781       1.0%
#   Allergan P.L.C.                                                 496,938    121,183,301       0.5%
    Anthem, Inc.                                                  1,447,321    257,463,933       1.0%
    Baxter International, Inc.                                       77,675      4,324,944       0.0%
*   Bio-Rad Laboratories, Inc. Class A                                6,194      1,351,903       0.0%
*   Centene Corp.                                                   937,965     69,784,596       0.3%
    Cigna Corp.                                                     320,341     50,091,722       0.2%
    Danaher Corp.                                                 2,154,324    179,519,819       0.7%
*   DaVita, Inc.                                                    702,786     48,499,262       0.2%
    DENTSPLY SIRONA, Inc.                                           129,492      8,189,074       0.0%
#*  Envision Healthcare Corp.                                        68,624      3,845,003       0.0%
*   Express Scripts Holding Co.                                   2,740,464    168,100,062       0.7%
    Humana, Inc.                                                    708,361    157,241,975       0.6%
*   Laboratory Corp. of America Holdings                            705,340     98,853,401       0.4%
#*  Mallinckrodt P.L.C.                                             487,783     22,886,778       0.1%
#*  MEDNAX, Inc.                                                    413,651     24,967,974       0.1%
    Medtronic P.L.C.                                              4,179,517    347,276,068       1.4%
*   Mylan NV                                                      1,226,335     45,803,612       0.2%
    PerkinElmer, Inc.                                               137,678      8,179,450       0.0%
#   Perrigo Co. P.L.C.                                               26,425      1,953,865       0.0%
    Pfizer, Inc.                                                 16,341,666    554,309,311       2.3%
    Quest Diagnostics, Inc.                                         953,902    100,646,200       0.4%
#*  Quintiles IMS Holdings, Inc.                                    202,524     17,068,723       0.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Health Care -- (Continued)
#   STERIS P.L.C.                                                  144,438 $   10,659,524       0.1%
#*  Taro Pharmaceutical Industries, Ltd.                             8,186        956,534       0.0%
    Teleflex, Inc.                                                  39,706      8,214,774       0.0%
    Thermo Fisher Scientific, Inc.                               1,050,474    173,674,866       0.7%
*   United Therapeutics Corp.                                       42,439      5,334,582       0.0%
    Universal Health Services, Inc. Class B                        467,536     56,459,647       0.2%
*   WellCare Health Plans, Inc.                                    101,722     15,605,172       0.1%
    Zimmer Biomet Holdings, Inc.                                   147,465     17,644,187       0.1%
                                                                           --------------      ----
Total Health Care                                                           3,003,566,513      12.1%
                                                                           --------------      ----
Industrials -- (9.0%)
#*  AECOM                                                          592,605     20,273,017       0.1%
#   AGCO Corp.                                                     408,303     26,127,309       0.1%
    AMERCO                                                          38,158     14,288,645       0.1%
#   Arconic, Inc.                                                2,213,816     60,503,591       0.2%
    Carlisle Cos., Inc.                                            206,891     20,976,679       0.1%
#*  Colfax Corp.                                                    86,315      3,493,168       0.0%
    Copa Holdings SA Class A                                        25,708      2,992,925       0.0%
    CSX Corp.                                                    5,240,612    266,432,714       1.1%
    Cummins, Inc.                                                  300,301     45,327,433       0.2%
    Delta Air Lines, Inc.                                        2,872,498    130,526,309       0.5%
    Dover Corp.                                                    830,218     65,487,596       0.3%
    Eaton Corp. P.L.C.                                           1,664,721    125,919,497       0.5%
    EMCOR Group, Inc.                                               17,959      1,180,625       0.0%
    FedEx Corp.                                                    658,668    124,949,320       0.5%
    Fluor Corp.                                                    876,459     44,979,876       0.2%
    General Electric Co.                                         2,108,359     61,121,327       0.2%
#*  Genesee & Wyoming, Inc. Class A                                 54,725      3,708,166       0.0%
    Ingersoll-Rand P.L.C.                                          830,409     73,698,799       0.3%
    Jacobs Engineering Group, Inc.                                 345,183     18,957,450       0.1%
*   JetBlue Airways Corp.                                        1,929,288     42,116,357       0.2%
#   Johnson Controls International P.L.C.                          614,607     25,549,213       0.1%
    Kansas City Southern                                           575,102     51,799,437       0.2%
    L3 Technologies, Inc.                                          381,968     65,610,643       0.3%
    Macquarie Infrastructure Corp.                                 232,644     18,930,242       0.1%
#   ManpowerGroup, Inc.                                            402,894     40,684,236       0.2%
    Norfolk Southern Corp.                                       1,571,094    184,587,834       0.7%
#   Orbital ATK, Inc.                                               77,125      7,635,375       0.0%
    Oshkosh Corp.                                                  225,480     15,646,057       0.1%
    Owens Corning                                                  714,019     43,448,056       0.2%
    PACCAR, Inc.                                                   522,096     34,839,466       0.1%
#   Pentair P.L.C.                                               1,008,228     65,040,788       0.3%
*   Quanta Services, Inc.                                          217,435      7,705,896       0.0%
    Republic Services, Inc.                                      2,082,943    131,204,580       0.5%
    Rockwell Collins, Inc.                                          10,306      1,072,752       0.0%
    Ryder System, Inc.                                             109,553      7,439,744       0.0%
    Southwest Airlines Co.                                       1,489,840     83,758,805       0.3%
    Spirit Aerosystems Holdings, Inc. Class A                       31,638      1,808,428       0.0%
    Stanley Black & Decker, Inc.                                 1,101,159    149,922,798       0.6%
#*  Stericycle, Inc.                                                44,012      3,755,984       0.0%
*   Teledyne Technologies, Inc.                                        578         77,932       0.0%
    Textron, Inc.                                                1,848,856     86,267,621       0.4%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Industrials -- (Continued)
#   Trinity Industries, Inc.                                          7,385 $      198,657       0.0%
*   United Continental Holdings, Inc.                             1,066,138     74,853,549       0.3%
*   United Rentals, Inc.                                            198,537     21,771,567       0.1%
#*  USG Corp.                                                       171,791      5,205,267       0.0%
#*  XPO Logistics, Inc.                                             543,052     26,821,338       0.1%
                                                                            --------------       ---
Total Industrials                                                            2,308,697,068       9.3%
                                                                            --------------       ---
Information Technology -- (13.9%)
*   Akamai Technologies, Inc.                                        44,939      2,738,583       0.0%
    Amdocs, Ltd.                                                    448,465     27,463,996       0.1%
#*  ARRIS International P.L.C.                                      383,875      9,976,911       0.0%
*   Arrow Electronics, Inc.                                         639,970     45,117,885       0.2%
    Avnet, Inc.                                                     757,412     29,304,270       0.1%
#   Brocade Communications Systems, Inc.                          1,391,533     17,491,570       0.1%
#   CA, Inc.                                                      2,950,360     96,860,319       0.4%
    Cisco Systems, Inc.                                          19,508,609    664,658,309       2.7%
#*  CommerceHub, Inc. Series C                                       83,520      1,329,638       0.0%
#*  Conduent, Inc.                                                  481,203      7,848,421       0.0%
    Corning, Inc.                                                 3,683,566    106,270,879       0.4%
*   Dell Technologies, Inc. Class V                                 703,394     47,204,771       0.2%
    Dolby Laboratories, Inc. Class A                                 11,316        596,693       0.0%
*   DXC Technology Co.                                            1,074,893     80,982,439       0.3%
*   EchoStar Corp. Class A                                            4,194        241,407       0.0%
    Fidelity National Information Services, Inc.                  1,455,335    122,524,654       0.5%
#*  First Solar, Inc.                                                72,792      2,151,004       0.0%
*   Flex, Ltd.                                                    1,552,059     23,994,832       0.1%
    FLIR Systems, Inc.                                               50,494      1,854,645       0.0%
    Hewlett Packard Enterprise Co.                                9,176,127    170,951,246       0.7%
    HP, Inc.                                                      9,619,949    181,047,440       0.7%
    Intel Corp.                                                  22,961,820    830,069,793       3.4%
#   Jabil Circuit, Inc.                                             715,309     20,758,267       0.1%
    Juniper Networks, Inc.                                        2,470,788     74,296,595       0.3%
#   Lam Research Corp.                                            1,022,498    148,108,835       0.6%
    Leidos Holdings, Inc.                                           435,485     22,932,640       0.1%
    Marvell Technology Group, Ltd.                                  566,260      8,505,225       0.0%
*   Micron Technology, Inc.                                       5,266,057    145,711,797       0.6%
*   Microsemi Corp.                                                  57,304      2,689,850       0.0%
*   Nuance Communications, Inc.                                     145,478      2,602,601       0.0%
    NVIDIA Corp.                                                  1,824,559    190,301,504       0.8%
*   ON Semiconductor Corp.                                          550,404      7,804,729       0.0%
#*  Qorvo, Inc.                                                     225,094     15,313,145       0.1%
    QUALCOMM, Inc.                                                2,686,624    144,379,174       0.6%
#   SS&C Technologies Holdings, Inc.                                122,197      4,489,518       0.0%
#   Symantec Corp.                                                  867,963     27,453,670       0.1%
    SYNNEX Corp.                                                    131,360     14,243,365       0.1%
*   Synopsys, Inc.                                                   83,602      6,161,467       0.0%
    TE Connectivity, Ltd.                                           875,993     67,775,578       0.3%
    Teradyne, Inc.                                                  130,425      4,600,090       0.0%
    Western Digital Corp.                                         1,143,378    101,840,678       0.4%
    Xerox Corp.                                                   6,063,653     43,597,665       0.2%
*   Yahoo!, Inc.                                                    882,945     42,566,778       0.2%
*   Zillow Group, Inc. Class A                                        3,568        137,332       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                   SHARES       VALUE+      OF NET ASSETS**
                                                                 ---------- --------------- ---------------
Information Technology -- (Continued)
#*  Zillow Group, Inc. Class C                                       18,297 $       713,583       0.0%
                                                                            ---------------      ----
Total Information Technology                                                  3,567,663,791      14.4%
                                                                            ---------------      ----
Materials -- (3.5%)
#   Albemarle Corp.                                                 492,856      53,676,947       0.2%
    Alcoa Corp.                                                     630,485      21,266,259       0.1%
    Ashland Global Holdings, Inc.                                   370,241      45,724,764       0.2%
#   CF Industries Holdings, Inc.                                  1,428,640      38,201,834       0.2%
    Dow Chemical Co. (The)                                          822,454      51,650,111       0.2%
    Eastman Chemical Co.                                            950,767      75,823,668       0.3%
#*  Freeport-McMoRan, Inc.                                        2,987,379      38,089,082       0.1%
    Huntsman Corp.                                                  258,591       6,405,299       0.0%
*   Ingevity Corp.                                                  100,175       6,334,065       0.0%
    International Paper Co.                                         271,173      14,635,207       0.1%
    Martin Marietta Materials, Inc.                                 101,369      22,320,440       0.1%
    Mosaic Co. (The)                                              1,617,958      43,571,609       0.2%
    Newmont Mining Corp.                                          3,122,398     105,568,276       0.4%
    Nucor Corp.                                                   2,299,243     141,012,573       0.6%
    Olin Corp.                                                      820,030      26,347,564       0.1%
    Reliance Steel & Aluminum Co.                                   409,494      32,276,317       0.1%
#   Royal Gold, Inc.                                                 12,274         867,526       0.0%
#   Sonoco Products Co.                                              12,855         672,445       0.0%
    Steel Dynamics, Inc.                                          1,275,442      46,094,474       0.2%
#   United States Steel Corp.                                           288           6,428       0.0%
    Vulcan Materials Co.                                            436,870      52,808,846       0.2%
#   Westlake Chemical Corp.                                         332,042      20,669,615       0.1%
    WestRock Co.                                                  1,010,478      54,121,202       0.2%
                                                                            ---------------      ----
Total Materials                                                                 898,144,551       3.6%
                                                                            ---------------      ----
Real Estate -- (0.0%)
    Jones Lang LaSalle, Inc.                                         73,941       8,492,863       0.0%
                                                                            ---------------      ----
Telecommunication Services -- (4.5%)
    AT&T, Inc.                                                   23,201,858     919,489,632       3.7%
#   CenturyLink, Inc.                                             3,693,934      94,823,286       0.4%
#   Frontier Communications Corp.                                 4,303,569       8,090,710       0.1%
*   Level 3 Communications, Inc.                                    843,237      51,235,080       0.2%
#*  Sprint Corp.                                                  2,014,058      18,186,944       0.1%
#*  T-Mobile US, Inc.                                               814,355      54,781,661       0.2%
*   United States Cellular Corp.                                    109,777       4,301,063       0.0%
                                                                            ---------------      ----
Total Telecommunication Services                                              1,150,908,376       4.7%
                                                                            ---------------      ----
Utilities -- (0.2%)
#*  Calpine Corp.                                                 1,488,185      15,179,487       0.1%
#   NRG Energy, Inc.                                              1,599,440      27,030,536       0.1%
                                                                            ---------------      ----
Total Utilities                                                                  42,210,023       0.2%
                                                                            ---------------      ----
TOTAL COMMON STOCKS                                                          24,480,166,877      99.0%
                                                                            ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value Rights                196,076         198,998       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


                                                                                                PERCENTAGE
                                                                    SHARES        VALUE+      OF NET ASSETS**
                                                                  ----------- --------------- ---------------
(degrees)#* Safeway PDC, LLC Contingent Value Rights                  196,076 $         9,568        0.0%
                                                                              ---------------      -----
TOTAL RIGHTS/WARRANTS                                                                 208,566        0.0%
                                                                              ---------------      -----
TOTAL INVESTMENT SECURITIES                                                    24,480,375,443
                                                                              ---------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
     State Street Institutional U.S. Government Money Market
       Fund, 0.680%                                               288,414,347     288,414,347        1.2%
                                                                              ---------------      -----
SECURITIES LENDING COLLATERAL -- (3.6%)
(S)@ DFA Short Term Investment Fund                                79,584,549     921,031,983        3.7%
                                                                              ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $17,961,870,109)                          $25,689,821,773      103.9%
                                                                              ===============      =====

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1       LEVEL 2      LEVEL 3      TOTAL
                                    --------------- ------------ --------- ---------------
Common Stocks
   Consumer Discretionary           $ 3,306,958,783           --      --   $ 3,306,958,783
   Consumer Staples                   1,724,365,267           --      --     1,724,365,267
   Energy                             2,838,068,313           --      --     2,838,068,313
   Financials                         5,631,091,329           --      --     5,631,091,329
   Health Care                        3,003,566,513           --      --     3,003,566,513
   Industrials                        2,308,697,068           --      --     2,308,697,068
   Information Technology             3,567,663,791           --      --     3,567,663,791
   Materials                            898,144,551           --      --       898,144,551
   Real Estate                            8,492,863           --      --         8,492,863
   Telecommunication Services         1,150,908,376           --      --     1,150,908,376
   Utilities                             42,210,023           --      --        42,210,023
Rights/Warrants                                  -- $    208,566      --           208,566
Temporary Cash Investments              288,414,347           --      --       288,414,347
Securities Lending Collateral                    --  921,031,983      --       921,031,983
Futures Contracts**                       1,385,776           --      --         1,385,776
                                    --------------- ------------  ------   ---------------
TOTAL                               $24,769,967,000 $921,240,549      --   $25,691,207,549
                                    =============== ============  ======   ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
COMMON STOCKS -- (91.2%)
AUSTRALIA -- (6.0%)
#   Alumina, Ltd.                                                   312,287 $    428,697       0.0%
    Aurizon Holdings, Ltd.                                        2,957,356   11,404,009       0.1%
    Australia & New Zealand Banking Group, Ltd.                   5,694,220  139,388,687       1.3%
    Bank of Queensland, Ltd.                                        796,768    7,128,778       0.1%
#   Bendigo & Adelaide Bank, Ltd.                                 1,234,344   11,359,294       0.1%
    BHP Billiton, Ltd.                                            6,202,634  110,431,283       1.0%
#   BHP Billiton, Ltd. Sponsored ADR                              1,703,682   60,651,079       0.5%
    BlueScope Steel, Ltd.                                         2,247,686   19,637,892       0.2%
    Boral, Ltd.                                                   2,601,567   11,992,040       0.1%
    Crown Resorts, Ltd.                                             365,827    3,420,604       0.0%
    Fortescue Metals Group, Ltd.                                  8,082,342   32,035,583       0.3%
    Incitec Pivot, Ltd.                                           4,609,977   13,060,771       0.1%
    LendLease Group                                                 415,380    4,986,908       0.1%
#   National Australia Bank, Ltd.                                    94,926    2,409,425       0.0%
    Newcrest Mining, Ltd.                                         3,230,328   51,825,223       0.5%
#   Oil Search, Ltd.                                                 32,378      174,710       0.0%
*   Origin Energy, Ltd.                                           2,811,665   15,130,346       0.1%
    QBE Insurance Group, Ltd.                                     3,206,606   30,808,331       0.3%
    Rio Tinto, Ltd.                                                 531,852   24,077,837       0.2%
*   Santos, Ltd.                                                  4,975,438   12,916,728       0.1%
    South32, Ltd.                                                10,515,932   21,792,131       0.2%
    South32, Ltd. ADR                                               354,708    3,667,681       0.0%
    Star Entertainment Grp, Ltd. (The)                            3,612,236   15,045,813       0.1%
    Suncorp Group, Ltd.                                           2,744,708   28,294,208       0.3%
    Tatts Group, Ltd.                                             1,279,473    4,116,093       0.0%
    Treasury Wine Estates, Ltd.                                     862,095    7,740,198       0.1%
    Wesfarmers, Ltd.                                                  3,017       97,116       0.0%
    Woodside Petroleum, Ltd.                                      2,846,042   68,508,412       0.6%
                                                                            ------------       ---
TOTAL AUSTRALIA                                                              712,529,877       6.4%
                                                                            ------------       ---
AUSTRIA -- (0.1%)
    Erste Group Bank AG                                              98,143    3,513,892       0.0%
    OMV AG                                                          147,907    6,812,760       0.1%
*   Raiffeisen Bank International AG                                 44,884    1,023,185       0.0%
                                                                            ------------       ---
TOTAL AUSTRIA                                                                 11,349,837       0.1%
                                                                            ------------       ---
BELGIUM -- (1.0%)
    Ageas                                                           657,072   26,904,359       0.3%
    Colruyt SA                                                       36,988    1,900,669       0.0%
    KBC Group NV                                                    489,692   35,388,507       0.3%
#   Proximus SADP                                                    94,031    2,875,837       0.0%
    Solvay SA                                                       282,524   35,934,511       0.3%
#   UCB SA                                                          130,225   10,163,927       0.1%
    Umicore SA                                                       49,535    2,902,115       0.0%
                                                                            ------------       ---
TOTAL BELGIUM                                                                116,069,925       1.0%
                                                                            ------------       ---
CANADA -- (7.2%)
    AltaGas, Ltd.                                                   534,262   11,972,510       0.1%
    Bank of Montreal(063671101)                                   1,609,124  114,006,435       1.0%
#   Bank of Montreal(2076009)                                        85,939    6,085,392       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
CANADA -- (Continued)
*   BlackBerry, Ltd.                                             1,009,785 $  9,431,712       0.1%
    Cameco Corp.(13321L108)                                        546,688    5,242,738       0.0%
    Cameco Corp.(2166160)                                          507,476    4,866,387       0.0%
    Canadian Natural Resources, Ltd.(136385101)                    393,841   12,551,713       0.1%
    Canadian Natural Resources, Ltd.(2171573)                      651,736   20,759,299       0.2%
    Cenovus Energy, Inc.                                         1,331,857   13,291,933       0.1%
    Crescent Point Energy Corp.(22576C101)                       1,508,054   14,944,819       0.1%
#   Crescent Point Energy Corp.(B67C8W8)                           822,786    8,143,173       0.1%
*   Detour Gold Corp.                                               33,074      417,953       0.0%
    Eldorado Gold Corp.                                            219,659      802,973       0.0%
    Element Fleet Management Corp.                                 278,876    2,449,524       0.0%
    Empire Co., Ltd. Class A                                       798,335   12,299,172       0.1%
#   Enbridge Income Fund Holdings, Inc.                            302,258    7,417,782       0.1%
    Encana Corp.                                                   924,931    9,896,762       0.1%
    Fairfax Financial Holdings, Ltd.                                62,754   28,686,492       0.3%
    Finning International, Inc.                                    317,192    6,032,236       0.1%
#   First Quantum Minerals, Ltd.                                 1,443,025   13,753,161       0.1%
#   Genworth MI Canada, Inc.                                        79,289    1,969,083       0.0%
    Goldcorp, Inc.(380956409)                                    1,076,273   15,024,771       0.1%
    Goldcorp, Inc.(2676302)                                      1,089,807   15,184,886       0.1%
*   Husky Energy, Inc.                                           1,740,697   20,096,982       0.2%
    Imperial Oil, Ltd.(2454241)                                    187,707    5,460,492       0.0%
    Imperial Oil, Ltd.(453038408)                                   88,805    2,581,561       0.0%
    Industrial Alliance Insurance & Financial Services, Inc.       495,231   20,893,266       0.2%
*   Kinross Gold Corp.                                           5,789,196   20,144,816       0.2%
    Lundin Mining Corp.                                          2,882,126   15,370,776       0.1%
    Magna International, Inc.                                      603,926   25,225,989       0.2%
    Manulife Financial Corp.(2492519)                            3,005,038   52,701,813       0.5%
    Manulife Financial Corp.(56501R106)                          1,711,212   30,031,771       0.3%
    Maple Leaf Foods, Inc.                                          65,321    1,635,119       0.0%
    Potash Corp. of Saskatchewan, Inc.                             768,694   12,975,555       0.1%
    Silver Wheaton Corp.                                           282,461    5,640,746       0.1%
    Sun Life Financial, Inc.(2566124)                            1,110,140   39,207,245       0.3%
    Sun Life Financial, Inc.(866796105)                            277,638    9,806,174       0.1%
    Suncor Energy, Inc.(B3NB1P2)                                 3,911,426  122,582,195       1.1%
    Suncor Energy, Inc.(867224107)                                 948,067   29,731,381       0.3%
    Teck Resources, Ltd. Class B(2879327)                        1,355,792   28,127,929       0.3%
    Teck Resources, Ltd. Class B(878742204)                      1,454,060   30,157,204       0.3%
*   Tourmaline Oil Corp.                                         1,195,366   23,486,111       0.2%
*   Turquoise Hill Resources, Ltd.(900435108)                      127,382      347,753       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                      1,590,290    4,333,818       0.0%
    Veresen, Inc.                                                   51,006      569,079       0.0%
    West Fraser Timber Co., Ltd.                                    11,349      509,980       0.0%
#   Whitecap Resources, Inc.                                       902,184    6,384,453       0.1%
#   WSP Global, Inc.                                               352,414   12,838,759       0.1%
    Yamana Gold, Inc.                                            3,207,591    8,623,757       0.1%
                                                                           ------------       ---
TOTAL CANADA                                                                864,695,630       7.7%
                                                                           ------------       ---
DENMARK -- (1.7%)
    AP Moller - Maersk A.S. Class A                                  7,706   12,784,198       0.1%
    AP Moller - Maersk A.S. Class B                                 16,058   27,700,596       0.3%
    Carlsberg A.S. Class B                                         204,283   20,383,868       0.2%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
DENMARK -- (Continued)
    Danske Bank A.S.                                             1,052,775 $   38,277,348       0.3%
    DSV A.S.                                                       470,071     26,176,113       0.2%
#   H Lundbeck A.S.                                                 74,464      3,819,632       0.0%
    ISS A.S.                                                       489,834     20,318,427       0.2%
#   Novozymes A.S. Class B                                          47,990      2,071,877       0.0%
    Tryg A.S.                                                       10,592        203,226       0.0%
    Vestas Wind Systems A.S.                                       636,500     54,768,619       0.5%
                                                                           --------------      ----
TOTAL DENMARK                                                                 206,503,904       1.8%
                                                                           --------------      ----
FINLAND -- (0.8%)
#   Fortum Oyj                                                   1,121,163     16,301,992       0.2%
    Neste Oyj                                                       79,244      3,229,129       0.0%
    Nokia Oyj                                                    3,340,583     19,097,592       0.2%
#   Stora Enso Oyj Class R                                       2,037,136     24,176,503       0.2%
    Stora Enso Oyj Sponsored ADR                                    91,500      1,086,562       0.0%
    UPM-Kymmene Oyj                                              1,353,907     35,670,942       0.3%
#   UPM-Kymmene Oyj Sponsored ADR                                   69,300      1,843,380       0.0%
                                                                           --------------      ----
TOTAL FINLAND                                                                 101,406,100       0.9%
                                                                           --------------      ----
FRANCE -- (9.4%)
#   AXA SA                                                       2,945,233     78,579,188       0.7%
    AXA SA Sponsored ADR                                             9,929        264,230       0.0%
#   BNP Paribas SA                                               1,948,140    137,494,233       1.2%
*   Bollore SA(BD3RTL2)                                             10,106         40,430       0.0%
    Bollore SA(4572709)                                          1,500,814      6,106,705       0.1%
#   Bouygues SA                                                    709,374     29,817,734       0.3%
#   Casino Guichard Perrachon SA                                   181,821     10,950,086       0.1%
    Cie de Saint-Gobain                                          1,715,632     92,570,057       0.8%
    Cie Generale des Etablissements Michelin                       142,480     18,636,533       0.2%
#   CNP Assurances                                                 497,075     10,383,283       0.1%
    Credit Agricole SA                                           1,019,955     15,170,639       0.1%
    Electricite de France SA                                       859,998      7,179,054       0.1%
#   Engie SA                                                     4,083,126     57,572,240       0.5%
    Natixis SA                                                   2,277,633     15,850,472       0.1%
    Orange SA                                                    5,375,197     83,193,733       0.7%
#*  Peugeot SA                                                   2,095,168     43,926,468       0.4%
    Renault SA                                                     797,219     74,341,567       0.7%
#   SCOR SE                                                        349,012     13,805,852       0.1%
    Societe Generale SA                                          1,935,625    106,135,467       0.9%
    STMicroelectronics NV                                        1,809,335     29,046,455       0.3%
    Total SA                                                     5,191,725    266,507,837       2.4%
#   Vivendi SA                                                   1,322,728     26,236,580       0.2%
                                                                           --------------      ----
TOTAL FRANCE                                                                1,123,808,843      10.0%
                                                                           --------------      ----
GERMANY -- (7.1%)
    Allianz SE                                                     730,758    139,119,953       1.2%
    Allianz SE Sponsored ADR                                     2,811,910     53,451,597       0.5%
    BASF SE                                                          8,683        845,889       0.0%
    Bayerische Motoren Werke AG                                  1,004,588     95,980,102       0.9%
#*  Commerzbank AG                                               1,767,741     17,330,117       0.2%
    Daimler AG                                                   2,793,294    208,140,301       1.9%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
GERMANY -- (Continued)
*   Deutsche Bank AG(5750355)                                     1,628,856 $ 29,288,145       0.3%
*   Deutsche Bank AG(D18190898)                                   1,568,976   28,351,396       0.2%
    Deutsche Lufthansa AG                                         1,148,027   19,806,025       0.2%
    E.ON SE                                                       2,750,306   21,439,694       0.2%
    Evonik Industries AG                                            263,872    8,810,680       0.1%
#   Fraport AG Frankfurt Airport Services Worldwide                 106,349    8,366,845       0.1%
    Fresenius Medical Care AG & Co. KGaA                            247,312   21,953,699       0.2%
#   Fresenius Medical Care AG & Co. KGaA ADR                         16,919      751,880       0.0%
    Hannover Rueck SE                                                31,333    3,758,837       0.0%
    HeidelbergCement AG                                             361,351   33,452,943       0.3%
    Lanxess AG                                                       71,802    5,184,565       0.0%
    Linde AG                                                        157,109   28,230,669       0.2%
    Metro AG                                                        746,013   24,550,783       0.2%
    Muenchener Rueckversicherungs-Gesellschaft AG                   138,458   26,545,058       0.2%
    Osram Licht AG                                                    7,588      508,316       0.0%
*   RWE AG                                                        1,630,923   27,013,356       0.2%
*   Talanx AG                                                       175,108    6,312,216       0.1%
#   Telefonica Deutschland Holding AG                             1,462,519    7,091,361       0.1%
*   Uniper SE                                                       909,742   14,930,793       0.1%
    Volkswagen AG                                                    90,788   14,639,116       0.1%
                                                                            ------------       ---
TOTAL GERMANY                                                                845,854,336       7.5%
                                                                            ------------       ---
HONG KONG -- (2.5%)
    Bank of East Asia, Ltd. (The)                                   162,822      673,311       0.0%
#   Cathay Pacific Airways, Ltd.                                  5,276,000    7,593,326       0.1%
    CK Hutchison Holdings, Ltd.                                   6,496,484   81,123,446       0.7%
    FIH Mobile, Ltd.                                                712,000      244,255       0.0%
    Great Eagle Holdings, Ltd.                                       15,363       76,195       0.0%
    Guoco Group, Ltd.                                                 6,000       68,867       0.0%
    Hang Lung Group, Ltd.                                         2,820,000   11,759,177       0.1%
    Hang Lung Properties, Ltd.                                    4,709,000   12,338,417       0.1%
    Henderson Land Development Co., Ltd.                            485,042    3,070,537       0.0%
    Hopewell Holdings, Ltd.                                         938,669    3,587,176       0.0%
    Kerry Properties, Ltd.                                        2,556,000    9,555,101       0.1%
#   MTR Corp., Ltd.                                                 460,959    2,651,976       0.0%
    New World Development Co., Ltd.                              24,100,784   29,969,519       0.3%
    NWS Holdings, Ltd.                                            2,143,617    4,025,602       0.0%
    Orient Overseas International, Ltd.                              22,500      120,115       0.0%
    Shangri-La Asia, Ltd.                                         4,242,000    6,071,171       0.1%
    Sino Land Co., Ltd.                                           6,268,592   10,608,040       0.1%
    Sun Hung Kai Properties, Ltd.                                 2,980,920   44,669,080       0.4%
    Swire Pacific, Ltd. Class A                                   2,098,000   20,230,678       0.2%
    Swire Pacific, Ltd. Class B                                   1,205,000    2,044,127       0.0%
    Wharf Holdings, Ltd. (The)                                    2,795,990   23,838,689       0.2%
    Wheelock & Co., Ltd.                                          3,631,000   28,283,341       0.3%
    Yue Yuen Industrial Holdings, Ltd.                              160,000      632,515       0.0%
                                                                            ------------       ---
TOTAL HONG KONG                                                              303,234,661       2.7%
                                                                            ------------       ---
IRELAND -- (0.2%)
*   Bank of Ireland                                              41,793,155   10,520,890       0.1%
    CRH P.L.C.                                                      293,793   10,701,142       0.1%
    CRH P.L.C. Sponsored ADR                                        198,709    7,217,111       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
IRELAND -- (Continued)
    Paddy Power Betfair P.L.C.                                        6,217 $    691,917       0.0%
                                                                            ------------       ---
TOTAL IRELAND                                                                 29,131,060       0.3%
                                                                            ------------       ---
ISRAEL -- (0.4%)
    Azrieli Group, Ltd.                                              10,364      551,297       0.0%
    Bank Hapoalim BM                                              3,323,482   20,726,262       0.2%
*   Bank Leumi Le-Israel BM                                       3,744,510   17,511,804       0.2%
    Israel Chemicals, Ltd.                                           11,324       48,799       0.0%
#   Mizrahi Tefahot Bank, Ltd.                                      287,688    4,640,825       0.0%
                                                                            ------------       ---
TOTAL ISRAEL                                                                  43,478,987       0.4%
                                                                            ------------       ---
ITALY -- (1.5%)
    Assicurazioni Generali SpA                                      420,057    6,653,708       0.1%
*   Fiat Chrysler Automobiles NV(BRJFWP3)                         3,189,372   36,226,480       0.3%
#*  Fiat Chrysler Automobiles NV(N31738102)                       1,059,600   12,047,652       0.1%
    Intesa Sanpaolo SpA                                           2,643,383    7,716,296       0.1%
    Mediobanca SpA                                                1,713,928   16,482,090       0.2%
*   Telecom Italia SpA                                           11,562,658   10,262,922       0.1%
#*  Telecom Italia SpA Sponsored ADR                              1,847,002   16,438,318       0.1%
*   UniCredit SpA                                                 4,382,253   71,353,969       0.6%
                                                                            ------------       ---
TOTAL ITALY                                                                  177,181,435       1.6%
                                                                            ------------       ---
JAPAN -- (20.3%)
    Aeon Co., Ltd.                                                2,178,400   32,285,833       0.3%
    Aisin Seiki Co., Ltd.                                           415,000   20,325,519       0.2%
    Alfresa Holdings Corp.                                          222,100    4,010,601       0.0%
    Amada Holdings Co., Ltd.                                        575,500    6,842,306       0.1%
    Aoyama Trading Co., Ltd.                                         41,900    1,497,016       0.0%
    Asahi Glass Co., Ltd.                                         3,616,000   31,331,028       0.3%
    Asahi Kasei Corp.                                             2,293,000   21,865,137       0.2%
    Bank of Kyoto, Ltd. (The)                                       568,400    4,501,526       0.0%
    Brother Industries, Ltd.                                        194,855    4,009,262       0.0%
    Canon Marketing Japan, Inc.                                     153,100    3,226,525       0.0%
    Chiba Bank, Ltd. (The)                                        1,064,000    7,127,782       0.1%
    Chugoku Bank, Ltd. (The)                                        256,900    3,816,502       0.0%
    Citizen Watch Co., Ltd.                                         689,600    4,575,133       0.0%
    Coca-Cola Bottlers Japan, Inc.                                  262,457    7,825,784       0.1%
    COMSYS Holdings Corp.                                            31,300      595,418       0.0%
    Concordia Financial Group, Ltd.                               2,373,100   10,915,779       0.1%
#   Credit Saison Co., Ltd.                                         178,400    3,250,729       0.0%
    Dai Nippon Printing Co., Ltd.                                   901,000   10,030,515       0.1%
    Dai-ichi Life Holdings, Inc.                                  2,403,800   40,960,755       0.4%
    Daicel Corp.                                                     63,500      728,957       0.0%
    Daido Steel Co., Ltd.                                           173,000      963,291       0.0%
    Daiwa Securities Group, Inc.                                    771,000    4,690,280       0.0%
    Denka Co., Ltd.                                               1,174,000    6,048,822       0.1%
    Denso Corp.                                                     275,000   11,868,350       0.1%
    DIC Corp.                                                       228,700    8,140,970       0.1%
    Dowa Holdings Co., Ltd.                                         231,000    1,719,712       0.0%
    Ebara Corp.                                                     266,800    8,127,754       0.1%
    Fuji Media Holdings, Inc.                                        42,100      601,961       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
JAPAN -- (Continued)
    FUJIFILM Holdings Corp.                                       1,123,900 $ 41,713,126       0.4%
    Fujitsu, Ltd.                                                 1,022,000    6,379,649       0.1%
    Fukuoka Financial Group, Inc.                                 1,238,000    5,647,606       0.1%
    Furukawa Electric Co., Ltd.                                      42,968    1,739,419       0.0%
    Glory, Ltd.                                                     185,800    6,238,874       0.1%
    Gunma Bank, Ltd. (The)                                          604,496    3,242,622       0.0%
    H2O Retailing Corp.                                             198,900    3,376,005       0.0%
    Hachijuni Bank, Ltd. (The)                                      622,531    3,676,263       0.0%
    Hankyu Hanshin Holdings, Inc.                                   599,500   19,803,529       0.2%
    Heiwa Corp.                                                      64,700    1,667,486       0.0%
    Hiroshima Bank, Ltd. (The)                                      762,000    3,289,482       0.0%
    Hitachi Capital Corp.                                           103,300    2,529,360       0.0%
    Hitachi Chemical Co., Ltd.                                      320,500    9,178,837       0.1%
    Hitachi Construction Machinery Co., Ltd.                        344,300    8,875,982       0.1%
    Hitachi Metals, Ltd.                                            475,400    6,657,645       0.1%
    Hitachi Transport System, Ltd.                                  105,000    2,231,585       0.0%
    Hitachi, Ltd.                                                12,504,000   69,076,694       0.6%
    Hokuhoku Financial Group, Inc.                                  191,900    3,014,261       0.0%
    Honda Motor Co., Ltd.                                         4,256,100  123,876,586       1.1%
    Honda Motor Co., Ltd. Sponsored ADR                              26,040      757,764       0.0%
#   House Foods Group, Inc.                                          75,600    1,682,910       0.0%
    Ibiden Co., Ltd.                                                459,900    8,095,421       0.1%
    Idemitsu Kosan Co., Ltd.                                        239,496    7,657,146       0.1%
*   IHI Corp.                                                     1,136,000    3,846,941       0.0%
    Iida Group Holdings Co., Ltd.                                   501,200    7,981,988       0.1%
    Inpex Corp.                                                   2,451,200   23,488,440       0.2%
    Isetan Mitsukoshi Holdings, Ltd.                                594,700    6,498,401       0.1%
    Isuzu Motors, Ltd.                                              112,300    1,526,390       0.0%
    ITOCHU Corp.                                                  2,322,400   32,861,892       0.3%
#   Iyo Bank, Ltd. (The)                                            492,300    3,496,883       0.0%
    J Front Retailing Co., Ltd.                                     977,000   14,083,436       0.1%
    JFE Holdings, Inc.                                            1,698,700   28,974,035       0.3%
    JGC Corp.                                                       113,000    1,973,213       0.0%
    JSR Corp.                                                       401,500    7,337,646       0.1%
    JTEKT Corp.                                                     447,600    7,060,426       0.1%
    JXTG Holdings, Inc.                                           5,190,733   23,420,753       0.2%
#   K's Holdings Corp.                                              152,200    2,927,795       0.0%
    Kamigumi Co., Ltd.                                              398,000    3,616,695       0.0%
    Kaneka Corp.                                                  1,156,542    9,119,137       0.1%
    Kawasaki Heavy Industries, Ltd.                               1,380,000    4,178,102       0.0%
#*  Kawasaki Kisen Kaisha, Ltd.                                   3,012,000    7,919,527       0.1%
    Kinden Corp.                                                    187,800    2,841,238       0.0%
#*  Kobe Steel, Ltd.                                              1,140,200   10,129,594       0.1%
    Komatsu, Ltd.                                                   586,300   15,666,831       0.1%
    Konica Minolta, Inc.                                          1,999,600   17,701,700       0.2%
    Kuraray Co., Ltd.                                             1,340,000   21,626,411       0.2%
    Kurita Water Industries, Ltd.                                     7,500      193,671       0.0%
    Kyocera Corp.                                                   257,800   14,600,522       0.1%
    Kyocera Corp. Sponsored ADR                                      25,197    1,434,465       0.0%
    Kyushu Financial Group, Inc.                                    514,749    3,209,516       0.0%
    LIXIL Group Corp.                                               487,800   12,191,488       0.1%
    Marubeni Corp.                                                5,039,200   31,060,286       0.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
JAPAN -- (Continued)
    Mazda Motor Corp.                                             2,631,600 $ 38,874,703       0.4%
    Mebuki Financial Group, Inc.                                  1,177,020    4,618,432       0.0%
    Medipal Holdings Corp.                                          384,300    6,367,074       0.1%
    Mitsubishi Chemical Holdings Corp.                            6,359,900   49,780,118       0.4%
    Mitsubishi Corp.                                              1,213,800   26,193,898       0.2%
#   Mitsubishi Gas Chemical Co., Inc.                               570,500   12,199,086       0.1%
    Mitsubishi Heavy Industries, Ltd.                             7,800,000   31,253,558       0.3%
    Mitsubishi Logistics Corp.                                       78,000    1,009,130       0.0%
    Mitsubishi Materials Corp.                                      518,200   15,430,324       0.1%
#   Mitsubishi Motors Corp.                                         687,400    4,402,481       0.0%
    Mitsubishi UFJ Financial Group, Inc.                         17,854,906  113,139,273       1.0%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR            4,781,372   30,313,898       0.3%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                      1,425,100    7,447,383       0.1%
    Mitsui & Co., Ltd.                                            1,071,500   15,130,217       0.1%
    Mitsui & Co., Ltd. Sponsored ADR                                 11,723    3,318,664       0.0%
    Mitsui Chemicals, Inc.                                        3,169,800   16,218,901       0.1%
    Mitsui OSK Lines, Ltd.                                        4,123,000   12,623,003       0.1%
    Mizuho Financial Group, Inc.                                 49,478,100   90,442,450       0.8%
#   Mizuho Financial Group, Inc. ADR                                205,757      757,186       0.0%
    MS&AD Insurance Group Holdings, Inc.                            818,353   26,681,639       0.2%
    NEC Corp.                                                    10,864,101   27,013,367       0.2%
    NGK Spark Plug Co., Ltd.                                         16,000      346,998       0.0%
    NH Foods, Ltd.                                                  179,536    5,117,307       0.0%
    NHK Spring Co., Ltd.                                            664,200    7,419,703       0.1%
#   Nikon Corp.                                                     746,700   10,659,450       0.1%
    Nippo Corp.                                                     185,000    3,564,236       0.0%
    Nippon Electric Glass Co., Ltd.                                 551,000    3,417,488       0.0%
    Nippon Express Co., Ltd.                                      3,529,238   19,373,670       0.2%
    Nippon Paper Industries Co., Ltd.                               373,800    7,067,039       0.1%
    Nippon Shokubai Co., Ltd.                                       102,400    6,878,682       0.1%
    Nippon Steel & Sumitomo Metal Corp.                           2,142,693   48,254,559       0.4%
*   Nippon Yusen K.K.                                             7,713,000   15,507,438       0.1%
    Nissan Motor Co., Ltd.                                        6,443,700   61,379,912       0.6%
    Nisshin Seifun Group, Inc.                                       42,800      657,609       0.0%
    Nisshinbo Holdings, Inc.                                        305,000    3,117,754       0.0%
    NOK Corp.                                                       355,120    8,464,414       0.1%
    Nomura Holdings, Inc.                                           347,400    2,087,745       0.0%
    Nomura Real Estate Holdings, Inc.                               422,800    7,151,336       0.1%
    NSK, Ltd.                                                        29,000      396,576       0.0%
    NTN Corp.                                                     1,625,000    8,283,019       0.1%
    Obayashi Corp.                                                  279,682    2,715,398       0.0%
    Oji Holdings Corp.                                            3,833,000   18,551,720       0.2%
    ORIX Corp.                                                    1,690,300   25,832,388       0.2%
    Otsuka Holdings Co., Ltd.                                         8,800      405,318       0.0%
    Resona Holdings, Inc.                                         7,208,900   40,075,648       0.4%
    Ricoh Co., Ltd.                                               3,215,400   26,801,673       0.2%
    Rohm Co., Ltd.                                                   84,700    5,948,304       0.1%
    Sankyo Co., Ltd.                                                 73,900    2,577,289       0.0%
    SBI Holdings, Inc.                                              638,800    8,861,531       0.1%
    Sega Sammy Holdings, Inc.                                       169,200    2,271,761       0.0%
    Seino Holdings Co., Ltd.                                        413,700    4,791,425       0.0%
    Sekisui Chemical Co., Ltd.                                      102,000    1,711,931       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
JAPAN -- (Continued)
    Sekisui House, Ltd.                                          1,036,900 $   17,224,779       0.2%
    Shinsei Bank, Ltd.                                           3,134,000      5,851,346       0.1%
    Shizuoka Bank, Ltd. (The)                                      851,000      7,182,984       0.1%
*   Showa Denko K.K.                                               261,500      4,994,630       0.0%
    Showa Shell Sekiyu K.K.                                        184,300      1,779,926       0.0%
    Sojitz Corp.                                                 2,218,300      5,639,547       0.1%
    Sompo Holdings, Inc.                                           241,800      9,137,743       0.1%
    Sony Corp. Sponsored ADR                                        47,846      1,651,644       0.0%
    Sumitomo Chemical Co., Ltd.                                  7,305,000     41,225,786       0.4%
    Sumitomo Corp.                                                 899,400     12,018,981       0.1%
    Sumitomo Electric Industries, Ltd.                           2,838,500     46,358,223       0.4%
    Sumitomo Forestry Co., Ltd.                                    516,000      7,900,570       0.1%
    Sumitomo Heavy Industries, Ltd.                              1,924,000     13,421,971       0.1%
    Sumitomo Metal Mining Co., Ltd.                              1,067,000     14,448,760       0.1%
    Sumitomo Mitsui Financial Group, Inc.                        2,854,200    105,978,196       1.0%
    Sumitomo Mitsui Trust Holdings, Inc.                           646,244     22,137,541       0.2%
    Sumitomo Rubber Industries, Ltd.                               659,000     11,861,118       0.1%
    Suzuken Co., Ltd.                                              113,000      3,739,266       0.0%
    T&D Holdings, Inc.                                           1,952,000     29,025,351       0.3%
    Taiheiyo Cement Corp.                                        2,798,212      9,298,948       0.1%
    Takashimaya Co., Ltd.                                          821,634      7,565,613       0.1%
    TDK Corp.                                                      420,200     26,033,714       0.2%
    Teijin, Ltd.                                                   771,690     14,951,784       0.1%
    THK Co., Ltd.                                                  236,800      6,107,795       0.1%
    Tokai Rika Co., Ltd.                                           165,500      3,081,031       0.0%
    Tokio Marine Holdings, Inc.                                     43,400      1,829,898       0.0%
    Tokyo Broadcasting System Holdings, Inc.                        49,400        876,884       0.0%
    Tokyo Tatemono Co., Ltd.                                       395,800      5,407,440       0.1%
    Tokyu Fudosan Holdings Corp.                                 1,737,700      9,490,118       0.1%
    Toppan Printing Co., Ltd.                                    1,034,000     10,409,067       0.1%
    Tosoh Corp.                                                  2,121,000     19,934,428       0.2%
    Toyo Seikan Group Holdings, Ltd.                               441,249      7,400,163       0.1%
    Toyoda Gosei Co., Ltd.                                         257,800      6,851,340       0.1%
    Toyota Industries Corp.                                        198,500      9,888,144       0.1%
    Toyota Motor Corp.                                             840,290     45,477,128       0.4%
    Toyota Motor Corp. Sponsored ADR                                34,873      3,771,166       0.0%
    Toyota Tsusho Corp.                                            967,100     30,534,226       0.3%
    TV Asahi Holdings Corp.                                         31,700        586,571       0.0%
    Ube Industries, Ltd.                                         4,325,000     10,054,584       0.1%
    Universal Entertainment Corp.                                   23,200        695,541       0.0%
#   Yamada Denki Co., Ltd.                                       2,435,100     12,788,164       0.1%
    Yamaguchi Financial Group, Inc.                                320,148      3,547,072       0.0%
    Yokohama Rubber Co., Ltd. (The)                                410,200      8,054,482       0.1%
    Zeon Corp.                                                      65,000        740,083       0.0%
                                                                           --------------      ----
TOTAL JAPAN                                                                 2,433,116,773      21.7%
                                                                           --------------      ----
NETHERLANDS -- (2.9%)
    Aegon NV                                                     2,475,925     12,636,765       0.1%
#   Akzo Nobel NV                                                   32,651      2,855,725       0.0%
*   ArcelorMittal(B03XPL1)                                       4,334,189     34,059,535       0.3%
#*  ArcelorMittal(B295F26)                                       1,684,202     13,136,775       0.1%
    Boskalis Westminster                                           134,823      4,959,169       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
NETHERLANDS -- (Continued)
    Coca-Cola European Partners P.L.C.                               31,954 $  1,209,164       0.0%
    Gemalto NV                                                       22,216    1,244,358       0.0%
    ING Groep NV                                                  6,261,830  102,064,860       0.9%
#   ING Groep NV Sponsored ADR                                    1,202,410   19,575,235       0.2%
    Koninklijke Ahold Delhaize NV                                 2,216,999   45,925,688       0.4%
#   Koninklijke Ahold Delhaize NV Sponsored ADR                     211,969    4,394,117       0.0%
    Koninklijke DSM NV                                              645,650   46,201,554       0.4%
    Koninklijke Philips NV(500472303)                               168,204    5,789,582       0.1%
    Koninklijke Philips NV(5986622)                                 844,705   29,169,751       0.3%
    NN Group NV                                                     726,265   24,079,099       0.2%
                                                                            ------------       ---
TOTAL NETHERLANDS                                                            347,301,377       3.1%
                                                                            ------------       ---
NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd.                          1,216,694    5,765,430       0.0%
    Fletcher Building, Ltd.                                       1,318,068    7,734,902       0.1%
#   Fonterra Co-operative Group, Ltd.                               126,879      520,979       0.0%
                                                                            ------------       ---
TOTAL NEW ZEALAND                                                             14,021,311       0.1%
                                                                            ------------       ---
NORWAY -- (0.6%)
#   DNB ASA                                                       1,669,831   26,059,905       0.2%
    Norsk Hydro ASA                                               2,231,751   12,717,955       0.1%
    Norsk Hydro ASA Sponsored ADR                                    59,900      337,836       0.0%
    Statoil ASA                                                     890,278   14,661,888       0.1%
#   Statoil ASA Sponsored ADR                                       226,363    3,719,144       0.0%
    Storebrand ASA                                                  694,704    4,577,516       0.1%
#   Subsea 7 SA                                                     351,735    5,796,466       0.1%
    Yara International ASA                                          245,876    9,142,894       0.1%
                                                                            ------------       ---
TOTAL NORWAY                                                                  77,013,604       0.7%
                                                                            ------------       ---
PORTUGAL -- (0.0%)
    EDP Renovaveis SA                                               541,158    4,123,963       0.0%
                                                                            ------------       ---
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.                                              4,662,800   12,528,676       0.1%
#   City Developments, Ltd.                                       1,500,000   11,575,122       0.1%
    DBS Group Holdings, Ltd.                                      1,801,512   24,879,601       0.2%
    Frasers Centrepoint, Ltd.                                       453,300      616,229       0.0%
    Golden Agri-Resources, Ltd.                                  12,719,900    3,272,305       0.0%
    Hutchison Port Holdings Trust                                16,251,500    6,579,062       0.1%
#   Keppel Corp., Ltd.                                            4,932,100   22,931,891       0.2%
    Olam International, Ltd.                                        410,300      561,065       0.0%
#   SembCorp Industries, Ltd.                                     2,374,800    5,145,507       0.0%
    Singapore Airlines, Ltd.                                      2,535,900   18,577,399       0.2%
#   United Industrial Corp., Ltd.                                 1,892,070    4,279,037       0.0%
    UOL Group, Ltd.                                               1,015,674    5,260,631       0.1%
    Wilmar International, Ltd.                                       89,900      228,352       0.0%
                                                                            ------------       ---
TOTAL SINGAPORE                                                              116,434,877       1.0%
                                                                            ------------       ---
SPAIN -- (3.1%)
    Acciona SA                                                        6,116      504,574       0.0%
    Banco de Sabadell SA                                         15,887,224   30,557,528       0.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
SPAIN -- (Continued)
*   Banco Popular Espanol SA                                        645,627 $    451,764       0.0%
#   Banco Santander SA                                           39,540,115  257,679,834       2.3%
#   Banco Santander SA Sponsored ADR                                784,463    5,114,699       0.1%
    CaixaBank SA                                                  4,124,925   18,728,978       0.2%
    Iberdrola SA                                                  1,855,534   13,338,996       0.1%
    Mapfre SA                                                       642,367    2,240,617       0.0%
    Repsol SA                                                     2,390,611   37,731,808       0.3%
                                                                            ------------       ---
TOTAL SPAIN                                                                  366,348,798       3.3%
                                                                            ------------       ---
SWEDEN -- (2.2%)
#   Boliden AB                                                    1,273,315   36,376,437       0.3%
    Holmen AB Class A                                                 2,781      118,480       0.0%
    Holmen AB Class B                                               110,689    4,664,214       0.0%
#   ICA Gruppen AB                                                    8,133      277,548       0.0%
    Millicom International Cellular SA                               83,553    4,578,061       0.0%
    Nordea Bank AB                                                5,922,770   72,843,038       0.7%
    Skandinaviska Enskilda Banken AB Class A                      1,904,509   21,931,064       0.2%
#   Skandinaviska Enskilda Banken AB Class C                         25,796      296,723       0.0%
#*  SSAB AB Class A                                                 363,480    1,581,307       0.0%
*   SSAB AB Class B                                                 939,494    3,333,197       0.0%
    Svenska Cellulosa AB SCA Class A                                 62,923    2,093,890       0.0%
    Svenska Cellulosa AB SCA Class B                                823,332   27,258,298       0.2%
    Svenska Handelsbanken AB Class A                                494,915    7,021,823       0.1%
    Svenska Handelsbanken AB Class B                                  3,434       48,375       0.0%
    Tele2 AB Class B                                                614,314    6,182,259       0.1%
#   Telefonaktiebolaget LM Ericsson Class A                          28,098      179,434       0.0%
    Telefonaktiebolaget LM Ericsson Class B                       4,879,427   31,700,797       0.3%
    Telefonaktiebolaget LM Ericsson Sponsored ADR                   791,784    5,138,678       0.1%
#   Telia Co AB                                                   7,490,341   30,495,728       0.3%
#   Trelleborg AB Class B                                           330,139    7,752,677       0.1%
                                                                            ------------       ---
TOTAL SWEDEN                                                                 263,872,028       2.4%
                                                                            ------------       ---
SWITZERLAND -- (7.4%)
    ABB, Ltd.                                                     1,547,032   37,908,859       0.4%
    Adecco Group AG                                                 640,328   47,577,528       0.4%
    Baloise Holding AG                                              216,241   31,708,610       0.3%
    Banque Cantonale Vaudoise                                           468      339,063       0.0%
    Cie Financiere Richemont SA                                   1,058,106   88,413,728       0.8%
*   Clariant AG                                                   1,332,582   26,987,080       0.3%
#*  Credit Suisse Group AG                                          941,654   14,361,131       0.1%
#   Credit Suisse Group AG Sponsored ADR                          1,052,790   16,065,575       0.2%
#*  Dufry AG                                                        106,992   17,531,364       0.2%
    Flughafen Zuerich AG                                             10,906    2,403,437       0.0%
    Helvetia Holding AG                                               2,332    1,294,949       0.0%
*   Julius Baer Group, Ltd.                                          54,617    2,848,094       0.0%
*   LafargeHolcim, Ltd.(7110753)                                    767,697   43,534,879       0.4%
*   LafargeHolcim, Ltd.(BZ3DNX4)                                    375,078   21,284,740       0.2%
    Novartis AG                                                   1,799,547  138,538,243       1.2%
    Novartis AG Sponsored ADR                                       316,821   24,404,722       0.2%
    Swatch Group AG (The)(7184736)                                  172,781   13,404,153       0.1%
#   Swatch Group AG (The)(7184725)                                  139,269   55,717,144       0.5%
*   Swiss Life Holding AG                                           106,141   34,542,301       0.3%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                 ---------- --------------- ---------------
SWITZERLAND -- (Continued)
    Swiss Re AG                                                   1,028,159 $    89,428,549       0.8%
*   UBS Group AG(BRJL176)                                         3,507,610      59,877,836       0.5%
#*  UBS Group AG(H42097107)                                         546,615       9,297,921       0.1%
    Zurich Insurance Group AG                                       375,926     104,033,104       0.9%
                                                                            ---------------      ----
TOTAL SWITZERLAND                                                               881,503,010       7.9%
                                                                            ---------------      ----
UNITED KINGDOM -- (15.7%)
*   Anglo American P.L.C.                                         3,819,283      54,682,386       0.5%
    Antofagasta P.L.C.                                              205,201       2,226,378       0.0%
    Aviva P.L.C.                                                    806,876       5,487,084       0.0%
    Barclays P.L.C.                                                 164,749         451,149       0.0%
#   Barclays P.L.C. Sponsored ADR                                 4,808,211      51,976,761       0.5%
    Barratt Developments P.L.C.                                   1,813,872      13,610,569       0.1%
    BHP Billiton P.L.C.                                             767,576      11,701,844       0.1%
    BHP Billiton P.L.C. ADR                                         268,993       8,266,155       0.1%
    BP P.L.C. Sponsored ADR                                       9,857,735     338,317,465       3.0%
    Carnival P.L.C.                                                 103,349       6,369,647       0.1%
*   Glencore P.L.C.                                              33,377,354     131,177,614       1.2%
    HSBC Holdings P.L.C.                                         21,450,751     176,889,695       1.6%
    HSBC Holdings P.L.C. Sponsored ADR                            2,999,605     123,493,738       1.1%
    J Sainsbury P.L.C.                                            8,005,262      28,542,405       0.3%
    Kingfisher P.L.C.                                             7,427,275      32,857,824       0.3%
    Lloyds Banking Group P.L.C.                                  95,091,730      85,442,299       0.8%
#   Lloyds Banking Group P.L.C. ADR                               1,479,223       5,413,956       0.0%
    Pearson P.L.C.                                                  813,680       6,711,786       0.1%
    Pearson P.L.C. Sponsored ADR                                  1,237,005      10,143,441       0.1%
*   Royal Bank of Scotland Group P.L.C.                           2,796,353       9,600,388       0.1%
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR               409,166       2,798,695       0.0%
    Royal Dutch Shell P.L.C. Class A                              2,296,200      59,628,687       0.5%
    Royal Dutch Shell P.L.C. Class B                                398,623      10,606,146       0.1%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A               3,383,207     176,569,554       1.6%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B               3,846,085     208,150,120       1.9%
    Royal Mail P.L.C.                                               769,489       4,012,573       0.0%
*   Standard Chartered P.L.C.                                     3,984,128      37,233,249       0.3%
    Vodafone Group P.L.C.                                        58,351,986     150,293,687       1.3%
#   Vodafone Group P.L.C. Sponsored ADR                           4,011,201     105,053,361       0.9%
    WM Morrison Supermarkets P.L.C.                               6,735,041      20,921,727       0.2%
                                                                            ---------------      ----
TOTAL UNITED KINGDOM                                                          1,878,630,383      16.8%
                                                                            ---------------      ----
TOTAL COMMON STOCKS                                                          10,917,610,719      97.4%
                                                                            ---------------      ----
PREFERRED STOCKS -- (0.9%)
GERMANY -- (0.9%)
    Bayerische Motoren Werke AG                                      54,968       4,520,419       0.1%
    Porsche Automobil Holding SE                                    267,840      15,675,401       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


                                                                                               PERCENTAGE
                                                                    SHARES       VALUE++     OF NET ASSETS**
                                                                  ---------- --------------- ---------------
GERMANY -- (Continued)
     Volkswagen AG                                                   552,438 $    87,697,713        0.8%
                                                                             ---------------      -----
TOTAL GERMANY                                                                    107,893,533        1.0%
                                                                             ---------------      -----
TOTAL PREFERRED STOCKS                                                           107,893,533        1.0%
                                                                             ---------------      -----
TOTAL INVESTMENT SECURITIES                                                   11,025,504,252
                                                                             ---------------

                                                                                 VALUE+
                                                                             ---------------
SECURITIES LENDING COLLATERAL -- (7.9%)
(S)@ DFA Short Term Investment Fund                               81,424,353     942,324,037        8.4%
                                                                             ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $10,991,608,709)                         $11,967,828,289      106.8%
                                                                             ===============      =====

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -------------------------------------------------------
                                            LEVEL 1        LEVEL 2       LEVEL 3      TOTAL
                                         -------------- -------------- --------- ---------------
Common Stocks
   Australia                             $   64,318,760 $  648,211,117      --   $   712,529,877
   Austria                                           --     11,349,837      --        11,349,837
   Belgium                                           --    116,069,925      --       116,069,925
   Canada                                   864,695,630             --      --       864,695,630
   Denmark                                           --    206,503,904      --       206,503,904
   Finland                                    2,929,942     98,476,158      --       101,406,100
   France                                       264,230  1,123,544,613      --     1,123,808,843
   Germany                                   82,554,873    763,299,463      --       845,854,336
   Hong Kong                                         --    303,234,661      --       303,234,661
   Ireland                                    7,217,111     21,913,949      --        29,131,060
   Israel                                            --     43,478,987      --        43,478,987
   Italy                                     28,485,970    148,695,465      --       177,181,435
   Japan                                     42,004,787  2,391,111,986      --     2,433,116,773
   Netherlands                               42,895,709    304,405,668      --       347,301,377
   New Zealand                                       --     14,021,311      --        14,021,311
   Norway                                     4,056,980     72,956,624      --        77,013,604
   Portugal                                          --      4,123,963      --         4,123,963
   Singapore                                         --    116,434,877      --       116,434,877
   Spain                                      5,114,699    361,234,099      --       366,348,798
   Sweden                                     5,138,678    258,733,350      --       263,872,028
   Switzerland                               49,768,218    831,734,792      --       881,503,010
   United Kingdom                         1,030,183,246    848,447,137      --     1,878,630,383
Preferred Stocks
   Germany                                           --    107,893,533      --       107,893,533
Securities Lending Collateral                        --    942,324,037      --       942,324,037
Futures Contracts**                           2,548,565             --      --         2,548,565
                                         -------------- --------------  ------   ---------------
TOTAL                                    $2,232,177,398 $9,738,199,456      --   $11,970,376,854
                                         ============== ==============  ======   ===============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
COMMON STOCKS -- (90.2%)
Consumer Discretionary -- (17.3%)
    Adastria Co., Ltd.                                           194,640 $ 4,834,098       0.2%
    Adventure, Inc.                                                1,400     124,157       0.0%
#   Aeon Fantasy Co., Ltd.                                        49,332   1,297,100       0.0%
#*  AGORA Hospitality Group Co., Ltd.                            591,000     180,437       0.0%
    Ahresty Corp.                                                137,600   1,375,598       0.1%
    Aisan Industry Co., Ltd.                                     203,300   1,827,495       0.1%
#*  Akebono Brake Industry Co., Ltd.                             592,900   1,896,408       0.1%
#*  Allied Architects, Inc.                                       11,600     470,269       0.0%
#   Alpen Co., Ltd.                                              111,900   2,006,587       0.1%
#   Alpha Corp.                                                   32,400     584,769       0.0%
    Alpine Electronics, Inc.                                     277,500   4,038,000       0.1%
    Amiyaki Tei Co., Ltd.                                         25,900     971,322       0.0%
    Amuse, Inc.                                                   70,298   1,613,051       0.1%
*   Anrakutei Co., Ltd.                                            2,200      90,006       0.0%
    AOI TYO Holdings, Inc.                                       109,931     806,658       0.0%
    AOKI Holdings, Inc.                                          268,400   3,315,368       0.1%
    Aoyama Trading Co., Ltd.                                     304,000  10,861,408       0.3%
#   Arata Corp.                                                   40,900   1,105,420       0.0%
    Arcland Sakamoto Co., Ltd.                                   176,200   2,179,632       0.1%
    Arcland Service Holdings Co., Ltd.                            43,700   1,205,391       0.0%
    Asahi Broadcasting Corp.                                      35,100     239,759       0.0%
    Asahi Co., Ltd.                                              105,600   1,351,394       0.0%
    Asante, Inc.                                                  24,700     375,551       0.0%
    Asatsu-DK, Inc.                                              207,400   5,382,193       0.2%
    Ashimori Industry Co., Ltd.                                  254,000     371,324       0.0%
#   ASKUL Corp.                                                  112,700   3,282,339       0.1%
#   Asti Corp.                                                    59,000     370,611       0.0%
#   Atom Corp.                                                   510,100   3,317,222       0.1%
    Atsugi Co., Ltd.                                             961,000   1,154,916       0.0%
    Autobacs Seven Co., Ltd.                                     455,700   6,897,444       0.2%
    Avex Group Holdings, Inc.                                    225,400   3,315,004       0.1%
#   Beenos, Inc.                                                   5,900      75,365       0.0%
    Belluna Co., Ltd.                                            291,800   2,675,624       0.1%
    Best Denki Co., Ltd.                                         360,200     523,464       0.0%
    Bic Camera, Inc.                                             546,600   5,440,171       0.2%
    Bookoff Corp.                                                 59,400     417,960       0.0%
#   BRONCO BILLY Co., Ltd.                                        62,800   1,438,141       0.1%
    Can Do Co., Ltd.                                              65,500     992,181       0.0%
    Central Automotive Products, Ltd.                             15,400     159,574       0.0%
    Central Sports Co., Ltd.                                      33,800   1,003,561       0.0%
    Ceres, Inc.                                                    8,400     107,418       0.0%
    CHIMNEY Co., Ltd.                                             27,800     703,461       0.0%
    Chiyoda Co., Ltd.                                            102,100   2,547,315       0.1%
    Chofu Seisakusho Co., Ltd.                                   127,700   3,055,153       0.1%
    Chori Co., Ltd.                                               71,800   1,281,345       0.0%
    Chuo Spring Co., Ltd.                                        196,000     585,694       0.0%
    Clarion Co., Ltd.                                            677,000   2,687,866       0.1%
    Cleanup Corp.                                                129,700     936,531       0.0%
    Coco's Japan Co., Ltd.                                        12,000     216,813       0.0%
#   Colowide Co., Ltd.                                           363,400   5,966,752       0.2%
    Corona Corp.                                                  86,700     886,737       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   Create Restaurants Holdings, Inc.                            271,300 $2,197,783       0.1%
    D.A. Consortium Holdings, Inc.                               118,700  1,511,589       0.1%
    Daido Metal Co., Ltd.                                        195,500  1,744,447       0.1%
#   Daidoh, Ltd.                                                 139,800    545,610       0.0%
    Daiichikosho Co., Ltd.                                       101,900  4,422,661       0.1%
#   Daikoku Denki Co., Ltd.                                       51,800    746,263       0.0%
    Daikyonishikawa Corp.                                        221,700  2,818,287       0.1%
    Dainichi Co., Ltd.                                            49,300    315,195       0.0%
#   Daisyo Corp.                                                  47,200    681,815       0.0%
#   DCM Holdings Co., Ltd.                                       530,600  4,619,536       0.1%
    Descente, Ltd.                                               250,600  3,039,837       0.1%
    Doshisha Co., Ltd.                                           148,200  2,996,443       0.1%
    Doutor Nichires Holdings Co., Ltd.                           195,386  4,143,280       0.1%
    Dunlop Sports Co., Ltd.                                       76,600    711,772       0.0%
    Dynic Corp.                                                  174,000    299,602       0.0%
    Eagle Industry Co., Ltd.                                     147,200  2,083,548       0.1%
#   EDION Corp.                                                  513,900  5,009,604       0.2%
#   ES-Con Japan, Ltd.                                           209,400    733,201       0.0%
    ESCRIT, Inc.                                                   7,100     49,261       0.0%
    Exedy Corp.                                                  193,000  5,269,406       0.2%
#   F-Tech, Inc.                                                  49,000    589,330       0.0%
    FCC Co., Ltd.                                                231,400  4,418,354       0.1%
#   Fields Corp.                                                  85,300    957,836       0.0%
    Fine Sinter Co., Ltd.                                          9,800    175,278       0.0%
#   First Juken Co., Ltd.                                         23,200    301,460       0.0%
    FJ Next Co., Ltd.                                             73,700    628,968       0.0%
    Foster Electric Co., Ltd.                                    155,800  2,601,375       0.1%
    France Bed Holdings Co., Ltd.                                139,600  1,173,542       0.0%
#   FTGroup Co., Ltd.                                             74,000    517,444       0.0%
    Fuji Co., Ltd.                                               111,400  2,759,032       0.1%
#   Fuji Corp.                                                    18,700    335,401       0.0%
    Fuji Corp., Ltd.                                             149,600    979,770       0.0%
    Fuji Kiko Co., Ltd.                                          137,400    740,033       0.0%
#   Fuji Kyuko Co., Ltd.                                         256,000  2,343,381       0.1%
    Fuji Oozx, Inc.                                                6,000     20,464       0.0%
    Fujibo Holdings, Inc.                                         67,100  1,829,578       0.1%
    Fujikura Rubber, Ltd.                                        107,000    651,048       0.0%
#   Fujio Food System Co., Ltd.                                   10,700    267,807       0.0%
#   Fujishoji Co., Ltd.                                           47,100    477,557       0.0%
#   Fujita Kanko, Inc.                                           451,000  1,449,450       0.1%
    FuKoKu Co., Ltd.                                              42,100    344,156       0.0%
#   Funai Electric Co., Ltd.                                     121,700    908,811       0.0%
#   Furukawa Battery Co., Ltd. (The)                              89,000    574,339       0.0%
    Furyu Corp.                                                   24,600    312,165       0.0%
    Futaba Industrial Co., Ltd.                                  344,700  2,880,975       0.1%
    G-7 Holdings, Inc.                                            32,000    666,069       0.0%
    G-Tekt Corp.                                                 110,800  1,954,744       0.1%
    Gakken Holdings Co., Ltd.                                     31,300    862,056       0.0%
    Gakkyusha Co., Ltd.                                           31,200    440,959       0.0%
#   Genki Sushi Co., Ltd.                                         18,700    364,266       0.0%
#   Geo Holdings Corp.                                           223,300  2,466,624       0.1%
    Gfoot Co., Ltd.                                               22,500    152,439       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    GLOBERIDE, Inc.                                                 62,299 $1,079,312       0.0%
#   Gokurakuyu Holdings Co., Ltd.                                   37,600    277,064       0.0%
    Goldwin, Inc.                                                    4,000    209,837       0.0%
#   Golf Digest Online, Inc.                                        52,500    382,710       0.0%
*   Gourmet Kineya Co., Ltd.                                        85,000    813,503       0.0%
    GSI Creos Corp.                                                306,000    395,517       0.0%
    Gunze, Ltd.                                                  1,080,000  4,367,710       0.1%
    H-One Co., Ltd.                                                113,200  1,650,143       0.1%
    H2O Retailing Corp.                                            333,000  5,652,135       0.2%
    Hagihara Industries, Inc.                                       35,500    844,952       0.0%
    Hakuyosha Co., Ltd.                                              6,500    173,604       0.0%
    Handsman Co., Ltd.                                              26,500    420,933       0.0%
    Happinet Corp.                                                  93,800  1,544,727       0.1%
    Hard Off Corp. Co., Ltd.                                        57,900    551,495       0.0%
    Haruyama Holdings, Inc.                                         47,900    416,649       0.0%
    Heian Ceremony Service Co., Ltd.                                 6,700     56,186       0.0%
    Heiwa Corp.                                                    101,000  2,603,030       0.1%
    HI-LEX Corp.                                                    64,600  1,595,687       0.1%
    Hiday Hidaka Corp.                                             117,656  2,484,732       0.1%
#   Himaraya Co., Ltd.                                              35,900    264,376       0.0%
#   Hiramatsu, Inc.                                                174,500  1,017,485       0.0%
#   HIS Co., Ltd.                                                  247,200  5,891,156       0.2%
    Honeys Holdings Co., Ltd.                                      106,040  1,068,147       0.0%
    Hoosiers Holdings                                              181,100  1,043,069       0.0%
    Hotland Co., Ltd.                                               39,800    425,675       0.0%
#   I K K, Inc.                                                     48,800    332,288       0.0%
    IBJ, Inc.                                                      103,500    540,883       0.0%
    Ichibanya Co., Ltd.                                             57,358  1,850,302       0.1%
    Ichikoh Industries, Ltd.                                       286,000  1,491,045       0.1%
#   IDOM, Inc.                                                     420,500  2,205,913       0.1%
    IJT Technology Holdings Co., Ltd.                              124,680    705,466       0.0%
    Imasen Electric Industrial                                      95,400    902,959       0.0%
    Imperial Hotel, Ltd.                                            12,300    232,808       0.0%
#   Intage Holdings, Inc.                                           99,700  1,868,659       0.1%
#*  Izutsuya Co., Ltd.                                              61,699    248,533       0.0%
#   Janome Sewing Machine Co., Ltd.                                106,400    741,471       0.0%
    Japan Wool Textile Co., Ltd. (The)                             343,000  2,690,245       0.1%
#   JINS, Inc.                                                      84,100  4,525,887       0.1%
#   Joban Kosan Co., Ltd.                                           35,399    555,228       0.0%
    Jolly - Pasta Co., Ltd.                                         14,000    192,949       0.0%
    Joshin Denki Co., Ltd.                                         208,000  2,215,309       0.1%
    Joyful Honda Co., Ltd.                                          29,300    969,375       0.0%
#   JP-Holdings, Inc.                                              374,800  1,022,678       0.0%
#   JVC Kenwood Corp.                                              885,430  2,360,199       0.1%
#   K's Holdings Corp.                                             110,600  2,127,557       0.1%
*   Kadokawa Dwango                                                328,233  4,539,340       0.1%
#*  Kappa Create Co., Ltd.                                         145,300  1,653,096       0.1%
    Kasai Kogyo Co., Ltd.                                          143,900  1,786,901       0.1%
    Kawai Musical Instruments Manufacturing Co., Ltd.               45,200    946,562       0.0%
    Keihin Corp.                                                   267,500  4,209,095       0.1%
#   Keiyo Co., Ltd.                                                179,800  1,069,385       0.0%
#   KFC Holdings Japan, Ltd.                                        90,600  1,581,753       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Ki-Star Real Estate Co., Ltd.                                   18,700 $  273,399       0.0%
*   Kintetsu Department Store Co., Ltd.                            277,000    869,595       0.0%
#   Kitamura Co., Ltd.                                               2,000     12,603       0.0%
*   KNT-CT Holdings Co., Ltd.                                      697,000    882,106       0.0%
#   Kohnan Shoji Co., Ltd.                                         188,500  3,637,540       0.1%
#*  Kojima Co., Ltd.                                               176,000    465,696       0.0%
    Komatsu Seiren Co., Ltd.                                       193,700  1,213,945       0.0%
#   Komehyo Co., Ltd.                                               27,600    262,215       0.0%
    Komeri Co., Ltd.                                               202,200  4,964,081       0.2%
#   Konaka Co., Ltd.                                               120,060    641,868       0.0%
    Koshidaka Holdings Co., Ltd.                                    56,300  1,389,339       0.1%
#   Kourakuen Holdings Corp.                                        55,900    897,485       0.0%
    KU Holdings Co., Ltd.                                          130,900  1,109,064       0.0%
#   Kura Corp.                                                      69,200  2,848,913       0.1%
    Kurabo Industries, Ltd.                                      1,241,000  2,770,678       0.1%
    KYB Corp.                                                    1,157,000  5,714,928       0.2%
#   Kyoritsu Maintenance Co., Ltd.                                 167,662  4,898,979       0.2%
#*  Laox Co., Ltd.                                                 190,100    911,222       0.0%
#   LEC, Inc.                                                       83,200  1,661,916       0.1%
#   Lifull Co., Ltd.                                               353,100  2,478,155       0.1%
#   Look, Inc.                                                     228,000    419,532       0.0%
#   Mamiya-Op Co., Ltd.                                             25,800    272,973       0.0%
    Mars Engineering Corp.                                          50,500  1,040,829       0.0%
#*  Maruzen CHI Holdings Co., Ltd.                                  55,400    173,969       0.0%
#   Matsuya Co., Ltd.                                              188,500  1,592,277       0.1%
    Matsuya Foods Co., Ltd.                                         52,900  1,999,781       0.1%
#*  Meganesuper Co., Ltd.                                          336,900    199,588       0.0%
    Meiko Network Japan Co., Ltd.                                  146,800  1,913,292       0.1%
#   Meiwa Estate Co., Ltd.                                          65,400    421,331       0.0%
    Mikuni Corp.                                                   127,400    494,099       0.0%
#   Misawa Homes Co., Ltd.                                         164,000  1,516,159       0.1%
    Mitsuba Corp.                                                  208,690  3,953,375       0.1%
    Mitsui Home Co., Ltd.                                          165,000    998,348       0.0%
#   Mizuno Corp.                                                   594,000  3,071,190       0.1%
#   Monogatari Corp. (The)                                          31,500  1,415,985       0.1%
#   Morito Co., Ltd.                                                60,800    494,181       0.0%
    Mr Max Corp.                                                   102,200    427,015       0.0%
    Murakami Corp.                                                  15,500    299,505       0.0%
    Musashi Seimitsu Industry Co., Ltd.                            145,900  3,583,700       0.1%
    Nafco Co., Ltd.                                                 35,800    569,484       0.0%
    Nagawa Co., Ltd.                                                21,600    752,473       0.0%
#*  Naigai Co., Ltd.                                               544,000    268,424       0.0%
#   Nakayamafuku Co., Ltd.                                          16,800    128,888       0.0%
#   Nextage Co., Ltd.                                               18,700    240,940       0.0%
    Nice Holdings, Inc.                                            444,000    617,802       0.0%
    Nichirin Co., Ltd.                                              32,300    602,534       0.0%
    Nihon Eslead Corp.                                              40,700    541,923       0.0%
    Nihon House Holdings Co., Ltd.                                 233,300    990,202       0.0%
#   Nihon Plast Co., Ltd.                                           51,200    628,893       0.0%
    Nihon Tokushu Toryo Co., Ltd.                                   78,800  1,201,378       0.0%
    Nippon Felt Co., Ltd.                                           58,200    265,361       0.0%
    Nippon Piston Ring Co., Ltd.                                    48,600  1,040,417       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Nippon Seiki Co., Ltd.                                         244,400 $5,093,352       0.2%
#   Nippon View Hotel Co., Ltd.                                     22,500    274,933       0.0%
    Nishikawa Rubber Co., Ltd.                                      16,600    264,331       0.0%
    Nishimatsuya Chain Co., Ltd.                                   270,000  2,864,706       0.1%
    Nissan Shatai Co., Ltd.                                        255,200  2,402,898       0.1%
    Nissan Tokyo Sales Holdings Co., Ltd.                          208,000    867,573       0.0%
    Nissei Build Kogyo Co., Ltd.                                   388,000  1,923,304       0.1%
    Nissin Kogyo Co., Ltd.                                         230,200  3,958,473       0.1%
    Nittan Valve Co., Ltd.                                          86,000    303,243       0.0%
    Nojima Corp.                                                   135,300  2,018,471       0.1%
    Ohashi Technica, Inc.                                           37,600    465,239       0.0%
    Ohsho Food Service Corp.                                        66,700  2,487,054       0.1%
*   Oisix, Inc.                                                     14,600    281,947       0.0%
    Onward Holdings Co., Ltd.                                      736,000  5,469,337       0.2%
#   Ootoya Holdings Co., Ltd.                                       20,000    365,792       0.0%
#*  Open Door, Inc.                                                 12,300    330,849       0.0%
    OPT Holdings, Inc.                                              86,700    826,284       0.0%
#   Otsuka Kagu, Ltd.                                               63,100    509,345       0.0%
    Pacific Industrial Co., Ltd.                                   248,400  3,492,751       0.1%
#   PAL GROUP Holdings Co., Ltd.                                    75,500  2,007,663       0.1%
    PALTAC Corp.                                                   214,634  6,335,454       0.2%
#   PanaHome Corp.                                                 507,200  5,635,007       0.2%
    PAPYLESS Co., Ltd.                                              15,700    417,257       0.0%
    Parco Co., Ltd.                                                123,400  1,283,735       0.0%
    Paris Miki Holdings, Inc.                                      161,800    675,947       0.0%
#   PC Depot Corp.                                                 234,241  1,180,165       0.0%
#   People Co., Ltd.                                                17,000    271,799       0.0%
#   Pepper Food Service Co., Ltd.                                   23,200    409,542       0.0%
    PIA Corp.                                                       23,600    615,647       0.0%
    Piolax, Inc.                                                   170,100  3,911,638       0.1%
#*  Pioneer Corp.                                                1,938,300  3,498,608       0.1%
    Plenus Co., Ltd.                                               133,800  2,801,344       0.1%
#   Press Kogyo Co., Ltd.                                          597,300  2,898,662       0.1%
#   Pressance Corp.                                                214,000  2,475,115       0.1%
    Proto Corp.                                                     64,100    839,784       0.0%
#   Raccoon Co., Ltd.                                               30,400    139,530       0.0%
    Regal Corp.                                                     10,000     25,654       0.0%
    Renaissance, Inc.                                               60,600  1,002,938       0.0%
#*  Renown, Inc.                                                   306,000    395,469       0.0%
#   Resol Holdings Co., Ltd.                                       168,000    518,333       0.0%
#   Resorttrust, Inc.                                              327,000  5,628,510       0.2%
    Rhythm Watch Co., Ltd.                                         559,000    946,893       0.0%
    Riberesute Corp.                                                36,900    295,985       0.0%
#   Ride On Express Co., Ltd.                                       21,300    164,340       0.0%
#   Right On Co., Ltd.                                              91,325    783,946       0.0%
    Riken Corp.                                                     54,100  2,367,701       0.1%
    Ringer Hut Co., Ltd.                                           136,100  2,789,802       0.1%
    Riso Kyoiku Co., Ltd.                                          211,700  1,499,079       0.1%
    Round One Corp.                                                456,600  3,899,604       0.1%
    Royal Holdings Co., Ltd.                                       186,600  3,658,001       0.1%
*   Royal Hotel, Ltd. (The)                                          6,000     10,770       0.0%
#   Sac's Bar Holdings, Inc.                                       109,550  1,221,959       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Saizeriya Co., Ltd.                                          194,300 $5,456,546       0.2%
#   Sakai Ovex Co., Ltd.                                          29,799    468,430       0.0%
    San Holdings, Inc.                                            15,400    224,412       0.0%
#*  Sanden Holdings Corp.                                        714,000  2,218,308       0.1%
#   Sanei Architecture Planning Co., Ltd.                         50,300    690,436       0.0%
    Sangetsu Corp.                                               328,750  5,800,958       0.2%
#   Sanko Marketing Foods Co., Ltd.                               27,800    241,130       0.0%
    Sankyo Seiko Co., Ltd.                                       183,400    633,018       0.0%
    Sanoh Industrial Co., Ltd.                                   136,500    978,234       0.0%
#   Sanrio Co., Ltd.                                             306,400  5,598,245       0.2%
    Sanyei Corp.                                                     500     16,133       0.0%
    Sanyo Electric Railway Co., Ltd.                             379,000  1,955,007       0.1%
    Sanyo Housing Nagoya Co., Ltd.                                56,500    512,505       0.0%
#   Sanyo Shokai, Ltd.                                           694,000  1,022,599       0.0%
#   Scroll Corp.                                                 166,300    533,168       0.0%
#   Seiko Holdings Corp.                                         979,407  4,079,804       0.1%
    Seiren Co., Ltd.                                             306,800  4,556,564       0.1%
    Senshukai Co., Ltd.                                          213,600  1,565,502       0.1%
#   Septeni Holdings Co., Ltd.                                   609,000  2,124,769       0.1%
#   SFP Dining Co., Ltd.                                          51,700    658,338       0.0%
#   Shidax Corp.                                                 111,200    421,066       0.0%
    Shikibo, Ltd.                                                779,000    936,353       0.0%
    Shimachu Co., Ltd.                                           297,200  6,872,431       0.2%
    Shimojima Co., Ltd.                                           27,900    283,554       0.0%
#   Shobunsha Publications, Inc.                                 258,500  1,707,479       0.1%
    Shochiku Co., Ltd.                                            54,000    615,858       0.0%
    Shoei Co., Ltd.                                               61,000  1,693,967       0.1%
*   Showa Corp.                                                  317,500  2,709,284       0.1%
    SKY Perfect JSAT Holdings, Inc.                              835,600  3,831,939       0.1%
#   Snow Peak, Inc.                                               22,200    608,846       0.0%
    SNT Corp.                                                     92,800    588,741       0.0%
    Soft99 Corp.                                                  68,600    517,617       0.0%
#   Sotoh Co., Ltd.                                               41,400    419,166       0.0%
    SPK Corp.                                                     19,800    453,713       0.0%
    St Marc Holdings Co., Ltd.                                   101,400  3,088,908       0.1%
    Starts Corp., Inc.                                           185,900  4,117,158       0.1%
    Step Co., Ltd.                                                43,700    580,342       0.0%
#   Studio Alice Co., Ltd.                                        57,700  1,222,130       0.0%
    Suminoe Textile Co., Ltd.                                    323,000    718,959       0.0%
    Sumitomo Riko Co., Ltd.                                      235,200  2,397,230       0.1%
#   Sun Corp.                                                     89,000    545,955       0.0%
    Suncall Corp.                                                 44,900    216,359       0.0%
    T RAD Co., Ltd.                                              427,000  1,268,871       0.0%
    T-Gaia Corp.                                                 155,100  2,676,238       0.1%
    Tachi-S Co., Ltd.                                            167,740  3,219,308       0.1%
#   Tachikawa Corp.                                               52,400    424,660       0.0%
    Taiho Kogyo Co., Ltd.                                         98,200  1,286,279       0.0%
#*  Takata Corp.                                                 168,000    604,096       0.0%
    Take And Give Needs Co., Ltd.                                 54,070    447,175       0.0%
#   Takihyo Co., Ltd.                                            104,000    420,693       0.0%
#   Tama Home Co., Ltd.                                           95,900    544,678       0.0%
    Tamron Co., Ltd.                                             128,500  2,403,525       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   TASAKI & Co., Ltd.                                              88,900 $ 1,753,948       0.1%
    TBK Co., Ltd.                                                  118,500     531,653       0.0%
    Tear Corp.                                                      29,800     209,789       0.0%
#   Tenpos Busters Co., Ltd.                                        23,200     395,983       0.0%
    Tigers Polymer Corp.                                            50,600     329,082       0.0%
    Toa Corp.                                                      131,200   1,125,814       0.0%
#   Toabo Corp.                                                     54,799     270,609       0.0%
#   Toei Animation Co., Ltd.                                        26,100   1,443,961       0.1%
    Toei Co., Ltd.                                                 449,000   3,889,358       0.1%
    Tohokushinsha Film Corp.                                        30,600     191,804       0.0%
    Tokai Rika Co., Ltd.                                           318,800   5,934,941       0.2%
#   Token Corp.                                                     47,550   3,764,049       0.1%
#*  Tokyo Base Co., Ltd.                                            18,100     536,078       0.0%
    Tokyo Dome Corp.                                               567,100   5,243,383       0.2%
#   Tokyo Individualized Educational Institute, Inc.               116,600   1,357,834       0.1%
    Tokyo Radiator Manufacturing Co., Ltd.                          13,900     128,107       0.0%
    Tokyotokeiba Co., Ltd.                                         936,000   2,167,714       0.1%
#   Tokyu Recreation Co., Ltd.                                      83,000     598,264       0.0%
    Tomy Co., Ltd.                                                 440,593   4,386,735       0.1%
    Topre Corp.                                                    264,300   7,045,790       0.2%
#   Toridoll Holdings Corp.                                        146,300   3,522,647       0.1%
#   Torikizoku Co., Ltd.                                            43,700     970,681       0.0%
    Tosho Co., Ltd.                                                 51,200   2,199,686       0.1%
    Tow Co., Ltd.                                                   83,600     594,941       0.0%
    Toyo Tire & Rubber Co., Ltd.                                   623,700  10,970,652       0.3%
    TPR Co., Ltd.                                                  131,000   4,419,599       0.1%
    TS Tech Co., Ltd.                                              291,000   7,644,471       0.2%
    TSI Holdings Co., Ltd.                                         439,895   2,937,883       0.1%
#   Tsukada Global Holdings, Inc.                                  109,400     574,099       0.0%
    Tsukamoto Corp. Co., Ltd.                                      190,000     197,717       0.0%
    Tsutsumi Jewelry Co., Ltd.                                      50,900     934,744       0.0%
    TV Asahi Holdings Corp.                                         81,200   1,502,510       0.1%
    Tv Tokyo Holdings Corp.                                         86,300   1,886,674       0.1%
#*  U-Shin, Ltd.                                                   114,300     791,957       0.0%
#   Umenohana Co., Ltd.                                              5,000     121,081       0.0%
    Unipres Corp.                                                  230,700   4,887,239       0.2%
    United Arrows, Ltd.                                            157,600   4,883,018       0.2%
*   Unitika, Ltd.                                                3,992,000   3,255,162       0.1%
    Universal Entertainment Corp.                                    5,000     149,901       0.0%
    ValueCommerce Co., Ltd.                                         87,000     448,060       0.0%
    Vector, Inc.                                                   166,500   2,306,881       0.1%
#   VIA Holdings, Inc.                                              99,700     981,510       0.0%
#   Village Vanguard Co., Ltd.                                      32,100     303,057       0.0%
    VT Holdings Co., Ltd.                                          508,400   2,586,900       0.1%
    Wacoal Holdings Corp.                                          676,000   8,569,570       0.3%
#   WATAMI Co., Ltd.                                               141,100   1,689,906       0.1%
    Watts Co., Ltd.                                                  5,500      61,596       0.0%
    Workman Co., Ltd.                                                2,200      64,381       0.0%
    Wowow, Inc.                                                     49,200   1,631,249       0.1%
    Xebio Holdings Co., Ltd.                                       167,200   2,780,768       0.1%
    Yachiyo Industry Co., Ltd.                                      27,900     335,472       0.0%
    Yamato International, Inc.                                      13,900      51,835       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Discretionary -- (Continued)
#   Yasunaga Corp.                                                39,500 $    496,362       0.0%
    Yellow Hat, Ltd.                                              92,700    2,130,959       0.1%
    Yomiuri Land Co., Ltd.                                       243,000      922,129       0.0%
    Yondoshi Holdings, Inc.                                       34,620      823,823       0.0%
    Yorozu Corp.                                                 113,300    1,734,114       0.1%
    Yoshinoya Holdings Co., Ltd.                                  54,500      890,157       0.0%
#   Yume No Machi Souzou Iinkai Co., Ltd.                         89,900      888,107       0.0%
    Yutaka Giken Co., Ltd.                                         3,100       67,294       0.0%
    Zenrin Co., Ltd.                                             161,500    3,036,688       0.1%
#*  ZIGExN Co., Ltd.                                              98,400    1,094,704       0.0%
#   Zojirushi Corp.                                              232,300    3,156,552       0.1%
                                                                         ------------      ----
Total Consumer Discretionary                                              639,245,282      18.9%
                                                                         ------------      ----
Consumer Staples -- (7.4%)
#   Aeon Hokkaido Corp.                                          273,900    1,476,866       0.0%
    Ahjikan Co., Ltd.                                              2,500       33,229       0.0%
#   Ain Holdings, Inc.                                           124,600    8,631,761       0.3%
    Albis Co., Ltd.                                               15,900      524,472       0.0%
    Arcs Co., Ltd.                                               247,700    5,305,637       0.2%
#   Ariake Japan Co., Ltd.                                       122,300    7,747,923       0.2%
    Artnature, Inc.                                              120,700      773,743       0.0%
    Axial Retailing, Inc.                                         90,500    3,465,259       0.1%
    Belc Co., Ltd.                                                65,300    2,904,253       0.1%
    Bourbon Corp.                                                 12,600      300,497       0.0%
#   C'BON COSMETICS Co., Ltd.                                      4,200       91,019       0.0%
    Cawachi, Ltd.                                                 91,800    2,413,845       0.1%
    Chubu Shiryo Co., Ltd.                                       119,300    1,411,361       0.0%
#   Chuo Gyorui Co., Ltd.                                         93,000      230,322       0.0%
    Ci:z Holdings Co., Ltd.                                      164,800    4,840,168       0.1%
    Cocokara fine, Inc.                                          109,660    5,184,683       0.2%
    Cota Co., Ltd.                                                20,350      221,272       0.0%
    Create SD Holdings Co., Ltd.                                 164,400    3,861,574       0.1%
#   Daikokutenbussan Co., Ltd.                                    38,300    1,829,706       0.1%
    DyDo Group Holdings, Inc.                                     55,200    2,654,137       0.1%
#   Earth Chemical Co., Ltd.                                      41,400    2,243,449       0.1%
    Ebara Foods Industry, Inc.                                     3,600       66,820       0.0%
    Eco's Co., Ltd.                                               30,500      316,634       0.0%
#   Fancl Corp.                                                   95,300    1,603,090       0.1%
    Feed One Co., Ltd.                                           812,440    1,507,798       0.0%
*   First Baking Co., Ltd.                                       183,000      201,761       0.0%
    Fuji Oil Holdings, Inc.                                      362,600    8,507,936       0.3%
    Fujicco Co., Ltd.                                            108,700    2,487,388       0.1%
#   Genky Stores, Inc.                                            51,000    1,304,940       0.0%
    HABA Laboratories, Inc.                                        7,000      251,137       0.0%
    Hagoromo Foods Corp.                                          39,000      468,820       0.0%
    Halows Co., Ltd.                                              26,500      557,826       0.0%
    Havix Corp.                                                    8,800      105,666       0.0%
*   Hayashikane Sangyo Co., Ltd.                                  24,200      180,308       0.0%
    Heiwado Co., Ltd.                                            182,000    3,902,260       0.1%
    Hokkaido Coca-Cola Bottling Co., Ltd.                         87,000      549,138       0.0%
    Hokuto Corp.                                                 154,600    2,900,904       0.1%
    House Foods Group, Inc.                                       99,700    2,219,394       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Consumer Staples -- (Continued)
    Ichimasa Kamaboko Co., Ltd.                                      5,800 $   65,329       0.0%
    Imuraya Group Co., Ltd.                                          3,700     54,561       0.0%
    Inageya Co., Ltd.                                              177,800  2,550,513       0.1%
    Itochu-Shokuhin Co., Ltd.                                       28,300  1,183,931       0.0%
#   Ivy Cosmetics Corp.                                              2,400    176,372       0.0%
    Iwatsuka Confectionery Co., Ltd.                                 2,200     83,848       0.0%
    J-Oil Mills, Inc.                                               57,100  2,217,462       0.1%
    Kadoya Sesame Mills, Inc.                                          700     35,366       0.0%
    Kakiyasu Honten Co., Ltd.                                       39,300    676,531       0.0%
#   Kameda Seika Co., Ltd.                                          72,000  3,273,755       0.1%
    Kaneko Seeds Co., Ltd.                                          29,600    379,624       0.0%
    Kato Sangyo Co., Ltd.                                          121,700  2,984,844       0.1%
#   Kenko Mayonnaise Co., Ltd.                                      62,800  1,586,617       0.1%
    Key Coffee, Inc.                                               109,700  2,170,637       0.1%
    Kirindo Holdings Co., Ltd.                                      29,300    219,846       0.0%
    Kobe Bussan Co., Ltd.                                           78,000  2,871,367       0.1%
    Kotobuki Spirits Co., Ltd.                                     118,700  3,197,510       0.1%
    Kusuri no Aoki Holdings Co., Ltd.                               93,900  4,056,531       0.1%
#   Kyokuyo Co., Ltd.                                               60,199  1,584,850       0.0%
    Life Corp.                                                     165,100  4,392,844       0.1%
    Mandom Corp.                                                   104,400  4,955,567       0.1%
    Marudai Food Co., Ltd.                                         614,000  2,810,990       0.1%
    Maruha Nichiro Corp.                                           244,307  6,987,673       0.2%
#   Maxvalu Nishinihon Co., Ltd.                                     9,200    134,555       0.0%
    Maxvalu Tokai Co., Ltd.                                         49,300    844,867       0.0%
    Medical System Network Co., Ltd.                               150,000    652,695       0.0%
    Megmilk Snow Brand Co., Ltd.                                   205,100  6,120,947       0.2%
    Meito Sangyo Co., Ltd.                                          52,200    700,344       0.0%
    Milbon Co., Ltd.                                                73,076  3,534,204       0.1%
    Ministop Co., Ltd.                                              95,600  1,827,306       0.1%
    Mitsubishi Shokuhin Co., Ltd.                                   81,100  2,593,742       0.1%
    Mitsui Sugar Co., Ltd.                                         112,770  2,780,279       0.1%
    Miyoshi Oil & Fat Co., Ltd.                                    379,000    469,072       0.0%
    Morinaga & Co., Ltd.                                            40,300  1,904,401       0.1%
    Morinaga Milk Industry Co., Ltd.                             1,164,000  9,201,550       0.3%
    Morishita Jintan Co., Ltd.                                       2,000     10,774       0.0%
    Morozoff, Ltd.                                                 189,000    977,514       0.0%
    Nagatanien Holdings Co., Ltd.                                  138,000  1,750,184       0.1%
    Nakamuraya Co., Ltd.                                            18,400    774,287       0.0%
    Natori Co., Ltd.                                                48,300    812,589       0.0%
    Nichimo Co., Ltd.                                              170,000    268,384       0.0%
    Nihon Chouzai Co., Ltd.                                         32,760  1,148,174       0.0%
    Niitaka Co., Ltd.                                                2,060     33,722       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                       66,100  1,381,139       0.0%
    Nippon Flour Mills Co., Ltd.                                   361,000  5,415,740       0.2%
    Nippon Suisan Kaisha, Ltd.                                   1,570,900  7,583,609       0.2%
    Nisshin Oillio Group, Ltd. (The)                               812,000  4,805,285       0.1%
    Nissin Sugar Co., Ltd.                                          69,500  1,167,401       0.0%
    Nitto Fuji Flour Milling Co., Ltd.                               6,400    223,190       0.0%
    Noevir Holdings Co., Ltd.                                       68,100  2,807,564       0.1%
    Oenon Holdings, Inc.                                           307,000    680,293       0.0%
#   OIE Sangyo Co., Ltd.                                            20,900    209,541       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Staples -- (Continued)
    Okuwa Co., Ltd.                                              162,000 $  1,711,811       0.1%
    Olympic Group Corp.                                           63,100      318,324       0.0%
#   OUG Holdings, Inc.                                            34,000       79,323       0.0%
    Prima Meat Packers, Ltd.                                     956,000    4,405,326       0.1%
    Qol Co., Ltd.                                                 93,600    1,277,467       0.0%
    Retail Partners Co., Ltd.                                     18,800      189,409       0.0%
    Riken Vitamin Co., Ltd.                                       74,100    2,799,704       0.1%
#   Rock Field Co., Ltd.                                         132,000    2,106,695       0.1%
    Rokko Butter Co., Ltd.                                        77,800    1,690,409       0.1%
#   S Foods, Inc.                                                 78,162    2,441,578       0.1%
    S&B Foods, Inc.                                                1,399       74,047       0.0%
    Sagami Rubber Industries Co., Ltd.                            36,000      362,662       0.0%
    Sakata Seed Corp.                                            142,600    4,496,641       0.1%
    San-A Co., Ltd.                                              101,200    4,597,817       0.1%
    Sapporo Holdings, Ltd.                                       255,700    7,154,674       0.2%
    Shoei Foods Corp.                                             75,600    1,702,629       0.1%
    Showa Sangyo Co., Ltd.                                       609,000    3,259,235       0.1%
    Sogo Medical Co., Ltd.                                        55,800    2,197,560       0.1%
    ST Corp.                                                      81,200    1,292,626       0.0%
#   Starzen Co., Ltd.                                             55,800    2,259,761       0.1%
    Takara Holdings, Inc.                                        980,300   10,507,796       0.3%
    Tobu Store Co., Ltd.                                          19,000      491,531       0.0%
    Toho Co., Ltd.                                                44,100    1,089,705       0.0%
    Tohto Suisan Co., Ltd.                                        17,299      281,025       0.0%
    Torigoe Co., Ltd. (The)                                       82,000      596,277       0.0%
    Toyo Sugar Refining Co., Ltd.                                157,000      159,264       0.0%
#   Transaction Co., Ltd.                                         49,900      421,768       0.0%
    United Super Markets Holdings, Inc.                          308,000    2,996,031       0.1%
    Valor Holdings Co., Ltd.                                     220,500    5,270,989       0.2%
    Warabeya Nichiyo Holdings Co., Ltd.                           88,260    2,177,861       0.1%
    Watahan & Co., Ltd.                                           29,800      475,768       0.0%
#   YA-MAN, Ltd.                                                  14,300      695,846       0.0%
#   Yaizu Suisankagaku Industry Co., Ltd.                         47,300      524,217       0.0%
#   Yakuodo Co., Ltd.                                             59,700    1,628,814       0.1%
    Yamatane Corp.                                                53,500      759,163       0.0%
#   Yamaya Corp.                                                  25,600      374,256       0.0%
    Yamazawa Co., Ltd.                                             2,100       32,967       0.0%
    Yaoko Co., Ltd.                                              132,100    5,122,554       0.2%
#   Yokohama Reito Co., Ltd.                                     291,700    2,947,687       0.1%
    Yomeishu Seizo Co., Ltd.                                      49,800      931,865       0.0%
    Yuasa Funashoku Co., Ltd.                                    125,000      342,133       0.0%
    Yutaka Foods Corp.                                             6,000      103,407       0.0%
                                                                         ------------       ---
Total Consumer Staples                                                    274,955,538       8.1%
                                                                         ------------       ---
Energy -- (0.9%)
    BP Castrol K.K.                                               57,400      889,860       0.0%
    Cosmo Energy Holdings Co., Ltd.                              363,000    5,749,745       0.2%
    Fuji Kosan Co., Ltd.                                          33,100      145,798       0.0%
    Fuji Oil Co., Ltd.                                           284,800      917,191       0.0%
    Itochu Enex Co., Ltd.                                        302,200    2,519,300       0.1%
#*  Japan Drilling Co., Ltd.                                      41,100      786,939       0.0%
    Japan Oil Transportation Co., Ltd.                             8,400      191,749       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Energy -- (Continued)
    Japan Petroleum Exploration Co., Ltd.                          190,600 $ 4,167,292       0.1%
    Mitsuuroko Group Holdings Co., Ltd.                            181,700   1,147,600       0.0%
    Modec, Inc.                                                    114,600   2,412,357       0.1%
    Nippon Coke & Engineering Co., Ltd.                          1,272,800   1,129,933       0.0%
    Nippon Gas Co., Ltd.                                           206,100   5,922,769       0.2%
    Sala Corp.                                                     208,100   1,177,522       0.0%
    San-Ai Oil Co., Ltd.                                           310,000   2,633,292       0.1%
    Shinko Plantech Co., Ltd.                                      237,200   1,773,657       0.1%
    Sinanen Holdings Co., Ltd.                                      52,000   1,039,214       0.0%
    Toa Oil Co., Ltd.                                              415,000     502,495       0.0%
    Toyo Kanetsu K.K.                                              568,000   1,452,007       0.1%
                                                                           -----------       ---
Total Energy                                                                34,558,720       1.0%
                                                                           -----------       ---
Financials -- (7.9%)
    77 Bank, Ltd. (The)                                          1,749,760   7,567,709       0.2%
#   Accretive Co., Ltd.                                             57,800     185,689       0.0%
    Advance Create Co., Ltd.                                         6,500     115,272       0.0%
    Aichi Bank, Ltd. (The)                                          51,700   2,854,279       0.1%
    Aizawa Securities Co., Ltd.                                    162,800     992,007       0.0%
    Akita Bank, Ltd. (The)                                       1,079,400   3,431,338       0.1%
#*  Anicom Holdings, Inc.                                           88,500   2,112,409       0.1%
    Aomori Bank, Ltd. (The)                                      1,186,000   4,129,879       0.1%
    Asax Co., Ltd.                                                   1,700      24,057       0.0%
    Awa Bank, Ltd. (The)                                         1,178,000   7,781,069       0.2%
#   Bank of Iwate, Ltd. (The)                                       99,400   4,064,157       0.1%
    Bank of Kochi, Ltd. (The)                                      301,000     342,976       0.0%
#   Bank of Nagoya, Ltd. (The)                                     102,430   3,760,475       0.1%
    Bank of Okinawa, Ltd. (The)                                    132,960   5,124,816       0.2%
    Bank of Saga, Ltd. (The)                                       808,000   2,153,976       0.1%
    Bank of the Ryukyus, Ltd.                                      227,380   3,135,478       0.1%
    Bank of Toyama, Ltd. (The)                                       1,000      38,012       0.0%
    Chiba Kogyo Bank, Ltd. (The)                                   259,600   1,496,439       0.1%
#   Chukyo Bank, Ltd. (The)                                         70,000   1,462,994       0.0%
#   Daisan Bank, Ltd. (The)                                         85,500   1,302,644       0.0%
    Daishi Bank, Ltd. (The)                                      2,071,000   8,314,742       0.3%
    Daito Bank, Ltd. (The)                                         873,000   1,300,538       0.0%
#   DSB Co., Ltd.                                                   55,800     313,442       0.0%
#   eGuarantee, Inc.                                                39,200     858,273       0.0%
#   Ehime Bank, Ltd. (The)                                         190,600   2,410,447       0.1%
    Eighteenth Bank, Ltd. (The)                                  1,048,000   3,220,590       0.1%
    FIDEA Holdings Co., Ltd.                                       918,900   1,725,238       0.1%
#   Financial Products Group Co., Ltd.                             445,500   3,869,517       0.1%
    Fukui Bank, Ltd. (The)                                       1,317,000   3,237,878       0.1%
    Fukushima Bank, Ltd. (The)                                   1,421,000   1,121,535       0.0%
    Fuyo General Lease Co., Ltd.                                    98,800   4,612,387       0.1%
    GCA Corp.                                                      119,400     965,216       0.0%
    GMO Click Holdings, Inc.                                        44,000     303,607       0.0%
    Hokkoku Bank, Ltd. (The)                                     1,742,000   6,534,755       0.2%
    Hokuetsu Bank, Ltd. (The)                                      130,000   3,186,943       0.1%
    Hokuhoku Financial Group, Inc.                                 364,900   5,731,651       0.2%
    Hyakugo Bank, Ltd. (The)                                     1,614,609   6,521,842       0.2%
    Hyakujushi Bank, Ltd. (The)                                  1,584,000   5,248,294       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Financials -- (Continued)
    IBJ Leasing Co., Ltd.                                          116,300 $2,529,425       0.1%
    Ichiyoshi Securities Co., Ltd.                                 232,000  1,849,060       0.1%
    IwaiCosmo Holdings, Inc.                                       106,900  1,025,481       0.0%
    Iyo Bank, Ltd. (The)                                           419,200  2,977,643       0.1%
#   J Trust Co., Ltd.                                              228,600  1,775,229       0.1%
    Jaccs Co., Ltd.                                                568,000  2,437,593       0.1%
    Jafco Co., Ltd.                                                218,500  7,782,983       0.2%
*   Japan Asia Investment Co., Ltd.                                 69,100    247,330       0.0%
    Japan Securities Finance Co., Ltd.                             441,500  2,323,056       0.1%
    Jimoto Holdings, Inc.                                          574,200  1,020,471       0.0%
    Juroku Bank, Ltd. (The)                                      2,085,000  6,624,635       0.2%
    kabu.com Securities Co., Ltd.                                1,026,600  3,243,915       0.1%
    Kansai Urban Banking Corp.                                     149,200  1,858,988       0.1%
    Keiyo Bank, Ltd. (The)                                       1,576,000  6,864,903       0.2%
    Kita-Nippon Bank, Ltd. (The)                                    49,506  1,428,867       0.0%
    Kiyo Bank, Ltd. (The)                                          396,690  6,196,754       0.2%
#   Kosei Securities Co., Ltd. (The)                               289,000    420,215       0.0%
    Kyokuto Securities Co., Ltd.                                   132,200  1,970,899       0.1%
    Kyushu Financial Group, Inc.                                   240,420  1,499,046       0.1%
#*  M&A Capital Partners Co., Ltd.                                  38,700  1,733,819       0.1%
#   Marusan Securities Co., Ltd.                                   119,100    936,571       0.0%
#   Matsui Securities Co., Ltd.                                    313,800  2,557,963       0.1%
#   Michinoku Bank, Ltd. (The)                                     858,000  1,441,638       0.0%
    Mie Bank, Ltd. (The)                                            52,300  1,090,511       0.0%
#   Minato Bank, Ltd. (The)                                        108,400  2,056,539       0.1%
    Mito Securities Co., Ltd.                                      338,500    893,604       0.0%
    Miyazaki Bank, Ltd. (The)                                      931,000  2,860,394       0.1%
#   Monex Group, Inc.                                            1,223,400  3,063,350       0.1%
#   Money Partners Group Co., Ltd.                                 101,300    431,558       0.0%
    Musashino Bank, Ltd. (The)                                     206,000  5,994,159       0.2%
#   Nagano Bank, Ltd. (The)                                         51,799    925,130       0.0%
    Nanto Bank, Ltd. (The)                                         121,600  4,601,585       0.1%
    Nishi-Nippon Financial Holdings, Inc.                          499,600  4,763,911       0.1%
    North Pacific Bank, Ltd.                                     2,303,600  8,784,562       0.3%
#   OAK Capital Corp.                                              286,000    433,889       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                              1,920,000  5,605,980       0.2%
#   Oita Bank, Ltd. (The)                                        1,014,900  3,927,745       0.1%
    Okasan Securities Group, Inc.                                  779,000  4,542,393       0.1%
    Pocket Card Co., Ltd.                                           49,300    303,886       0.0%
    Ricoh Leasing Co., Ltd.                                         96,900  3,139,190       0.1%
    San-In Godo Bank, Ltd. (The)                                   957,000  7,791,960       0.2%
#   Sawada Holdings Co., Ltd.                                      142,000  1,278,329       0.0%
    Senshu Ikeda Holdings, Inc.                                  1,424,200  6,005,613       0.2%
#   Shiga Bank, Ltd. (The)                                       1,365,000  7,133,173       0.2%
    Shikoku Bank, Ltd. (The)                                     1,210,000  3,485,415       0.1%
    Shimane Bank, Ltd. (The)                                        16,600    200,922       0.0%
    Shimizu Bank, Ltd. (The)                                        48,000  1,489,068       0.1%
#*  Showa Holdings Co., Ltd.                                        93,300    139,712       0.0%
#   Sparx Group Co., Ltd.                                          623,300  1,164,290       0.0%
    Taiko Bank, Ltd. (The)                                         219,000    477,846       0.0%
    Tochigi Bank, Ltd. (The)                                       705,000  3,367,085       0.1%
    Toho Bank, Ltd. (The)                                        1,323,200  4,858,237       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    Tohoku Bank, Ltd. (The)                                        588,000 $    807,211       0.0%
    Tokai Tokyo Financial Holdings, Inc.                         1,190,900    6,028,686       0.2%
    Tokyo TY Financial Group, Inc.                                 155,338    4,520,378       0.1%
    Tomato Bank, Ltd.                                               49,500      699,339       0.0%
    TOMONY Holdings, Inc.                                          913,950    4,857,503       0.2%
    Tottori Bank, Ltd. (The)                                        36,000      569,267       0.0%
    Towa Bank, Ltd. (The)                                        2,066,000    2,151,817       0.1%
    Toyo Securities Co., Ltd.                                      419,000    1,005,233       0.0%
    Tsukuba Bank, Ltd.                                             505,400    1,456,516       0.0%
#   Yamagata Bank, Ltd. (The)                                      854,500    3,828,028       0.1%
    Yamanashi Chuo Bank, Ltd. (The)                                976,000    4,310,627       0.1%
                                                                           ------------       ---
Total Financials                                                            293,343,695       8.7%
                                                                           ------------       ---
Health Care -- (4.6%)
    As One Corp.                                                    86,768    3,841,593       0.1%
#   ASKA Pharmaceutical Co., Ltd.                                  131,300    1,928,819       0.1%
    Biofermin Pharmaceutical Co., Ltd.                              13,900      364,149       0.0%
    BML, Inc.                                                      136,600    2,981,553       0.1%
#   CMIC Holdings Co., Ltd.                                         74,700      964,890       0.0%
    Create Medic Co., Ltd.                                          28,000      243,648       0.0%
#   Daiken Medical Co., Ltd.                                       103,300      753,807       0.0%
    Daito Pharmaceutical Co., Ltd.                                  72,180    1,482,545       0.1%
    Dvx, Inc.                                                       18,600      227,871       0.0%
#   Eiken Chemical Co., Ltd.                                       104,000    2,856,892       0.1%
    EPS Holdings, Inc.                                             201,300    2,652,850       0.1%
    Falco Holdings Co., Ltd.                                        46,700      640,837       0.0%
#   FINDEX, Inc.                                                    98,600      862,825       0.0%
    Fuji Pharma Co., Ltd.                                           47,000    1,529,290       0.1%
    Fukuda Denshi Co., Ltd.                                          4,300      259,663       0.0%
    Fuso Pharmaceutical Industries, Ltd.                            41,500    1,065,727       0.0%
    Hogy Medical Co., Ltd.                                          74,900    4,810,498       0.2%
    Iwaki & Co., Ltd.                                              154,000      409,234       0.0%
#   Japan Lifeline Co., Ltd.                                       117,800    2,364,394       0.1%
    Japan Medical Dynamic Marketing, Inc.                          121,200      834,699       0.0%
    Jeol, Ltd.                                                     521,000    2,564,923       0.1%
    JMS Co., Ltd.                                                  162,000      480,897       0.0%
    Kawasumi Laboratories, Inc.                                     69,100      439,316       0.0%
    Kissei Pharmaceutical Co., Ltd.                                163,700    4,271,746       0.1%
    KYORIN Holdings, Inc.                                          279,400    5,853,222       0.2%
    Linical Co., Ltd.                                               80,000      994,811       0.0%
    Mani, Inc.                                                     139,000    3,595,700       0.1%
#*  Medical Data Vision Co., Ltd.                                   29,600      517,016       0.0%
    Menicon Co., Ltd.                                               62,100    1,936,552       0.1%
    Mochida Pharmaceutical Co., Ltd.                                78,399    5,916,012       0.2%
#   N Field Co., Ltd.                                               67,900      814,902       0.0%
    Nagaileben Co., Ltd.                                            51,200    1,179,949       0.0%
    Nakanishi, Inc.                                                117,700    4,631,354       0.1%
    ND Software Co., Ltd.                                            5,200       46,918       0.0%
#   Nichi-iko Pharmaceutical Co., Ltd.                             264,250    4,102,170       0.1%
#   NichiiGakkan Co., Ltd.                                         244,000    1,850,095       0.1%
    Nihon Kohden Corp.                                             224,200    5,077,413       0.2%
    Nikkiso Co., Ltd.                                              391,100    3,993,917       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Health Care -- (Continued)
    Nippon Chemiphar Co., Ltd.                                    17,100 $    788,540       0.0%
    Nipro Corp.                                                  767,500   11,645,622       0.4%
    Nissui Pharmaceutical Co., Ltd.                               70,900      888,661       0.0%
#   Paramount Bed Holdings Co., Ltd.                             114,200    4,793,701       0.1%
    Rion Co., Ltd.                                                47,500      638,909       0.0%
    Rohto Pharmaceutical Co., Ltd.                               546,700   10,206,903       0.3%
    Sawai Pharmaceutical Co., Ltd.                               149,200    8,153,044       0.2%
#   Seed Co., Ltd.                                                24,400      452,667       0.0%
*   Shin Nippon Biomedical Laboratories, Ltd.                     82,200      468,769       0.0%
    Ship Healthcare Holdings, Inc.                               279,700    7,527,226       0.2%
    Shofu, Inc.                                                   39,900      468,254       0.0%
    Software Service, Inc.                                        18,000      817,259       0.0%
#*  Sosei Group Corp.                                             98,000   10,078,919       0.3%
    Taiko Pharmaceutical Co., Ltd.                                51,400      854,214       0.0%
    Techno Medica Co., Ltd.                                       26,400      469,251       0.0%
#   Toho Holdings Co., Ltd.                                      321,000    6,978,885       0.2%
    Tokai Corp.                                                   60,100    2,218,988       0.1%
    Torii Pharmaceutical Co., Ltd.                                86,700    2,108,265       0.1%
#   Towa Pharmaceutical Co., Ltd.                                 59,100    2,949,423       0.1%
#   Tsukui Corp.                                                 339,000    1,922,497       0.1%
    Tsumura & Co.                                                359,800   11,660,144       0.4%
    Uchiyama Holdings Co., Ltd.                                   24,200       95,731       0.0%
#   Vital KSK Holdings, Inc.                                     219,500    1,935,117       0.1%
    Wakamoto Pharmaceutical Co., Ltd.                            107,000      267,794       0.0%
    WIN-Partners Co., Ltd.                                        64,300      571,582       0.0%
    ZERIA Pharmaceutical Co., Ltd.                               147,299    2,213,668       0.1%
                                                                         ------------       ---
Total Health Care                                                         170,516,730       5.1%
                                                                         ------------       ---
Industrials -- (25.8%)
    NJS Co., Ltd.                                                 32,900      405,729       0.0%
#   A&A Material Corp.                                           127,000      137,905       0.0%
    Abist Co., Ltd.                                               14,900      527,489       0.0%
    Advan Co., Ltd.                                              167,700    1,749,253       0.1%
    Advanex, Inc.                                                 22,099      297,780       0.0%
    Aeon Delight Co., Ltd.                                       123,400    3,765,483       0.1%
    Aica Kogyo Co., Ltd.                                         314,300    8,958,192       0.3%
    Aichi Corp.                                                  202,700    1,497,580       0.1%
    Aida Engineering, Ltd.                                       344,200    2,996,875       0.1%
    AIT Corp.                                                     34,900      319,408       0.0%
    Ajis Co., Ltd.                                                24,200      461,039       0.0%
    Alinco, Inc.                                                  73,100      645,411       0.0%
    Alps Logistics Co., Ltd.                                      98,600      672,665       0.0%
    Altech Corp.                                                  44,750    1,455,562       0.1%
    Anest Iwata Corp.                                            190,800    1,677,958       0.1%
#*  Arrk Corp.                                                   422,400      386,227       0.0%
    Asahi Diamond Industrial Co., Ltd.                           328,200    2,519,309       0.1%
#   Asahi Kogyosha Co., Ltd.                                      25,000      688,220       0.0%
    Asanuma Corp.                                                383,000    1,116,914       0.0%
#   Asukanet Co., Ltd.                                            57,100    1,054,048       0.0%
    Asunaro Aoki Construction Co., Ltd.                          142,800    1,051,010       0.0%
    Bando Chemical Industries, Ltd.                              231,000    2,116,608       0.1%
    Bell System24 Holdings, Inc.                                 127,300    1,215,934       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Benefit One, Inc.                                              101,400 $ 3,098,963       0.1%
    Br Holdings Corp.                                               96,400     339,079       0.0%
    Bunka Shutter Co., Ltd.                                        346,100   2,659,345       0.1%
    Canare Electric Co., Ltd.                                        4,200      82,935       0.0%
    Career Design Center Co., Ltd.                                  28,800     315,267       0.0%
    Central Glass Co., Ltd.                                      1,214,000   5,245,146       0.2%
    Central Security Patrols Co., Ltd.                              48,200     750,922       0.0%
    Chilled & Frozen Logistics Holdings Co., Ltd.                   22,000     287,859       0.0%
#   Chiyoda Corp.                                                  993,000   6,602,007       0.2%
    Chiyoda Integre Co., Ltd.                                       74,300   1,635,710       0.1%
    Chudenko Corp.                                                 157,900   3,464,716       0.1%
    Chugai Ro Co., Ltd.                                            373,000     726,489       0.0%
    Chuo Warehouse Co., Ltd.                                           900       8,406       0.0%
    CKD Corp.                                                      341,900   4,281,520       0.1%
    Comany, Inc.                                                     3,700      48,852       0.0%
    Cosel Co., Ltd.                                                120,800   1,539,111       0.1%
    Creek & River Co., Ltd.                                         62,400     551,405       0.0%
    CTI Engineering Co., Ltd.                                       72,300     708,004       0.0%
    CTS Co., Ltd.                                                   36,300     228,438       0.0%
    Dai-Dan Co., Ltd.                                              162,000   1,585,477       0.1%
    Daido Kogyo Co., Ltd.                                          214,000     543,424       0.0%
#   Daihatsu Diesel Manufacturing Co., Ltd.                         86,000     554,541       0.0%
    Daihen Corp.                                                   641,000   4,069,890       0.1%
    Daiho Corp.                                                    521,000   2,538,729       0.1%
    Daiichi Jitsugyo Co., Ltd.                                     260,000   1,632,557       0.1%
*   Daikokuya Holdings Co., Ltd.                                   347,500     212,046       0.0%
    Daiseki Co., Ltd.                                              216,263   4,822,871       0.2%
#   Daiseki Eco. Solution Co., Ltd.                                 31,959     374,747       0.0%
#   Daisue Construction Co., Ltd.                                   41,100     350,925       0.0%
    Daiwa Industries, Ltd.                                         173,000   1,704,622       0.1%
#*  Danto Holdings Corp.                                           165,000     258,005       0.0%
    Denyo Co., Ltd.                                                 87,500   1,283,125       0.0%
    DMG Mori Co., Ltd.                                             434,800   7,179,565       0.2%
    DMW Corp.                                                        4,800      82,191       0.0%
    Duskin Co., Ltd.                                               224,100   5,027,017       0.2%
    Ebara Jitsugyo Co., Ltd.                                        39,300     505,582       0.0%
    EF-ON, Inc.                                                     58,300     492,071       0.0%
    Eidai Co., Ltd.                                                127,000     583,114       0.0%
    en-japan, Inc.                                                 144,300   3,207,482       0.1%
    Endo Lighting Corp.                                             60,200     485,590       0.0%
#*  Enshu, Ltd.                                                    197,000     139,669       0.0%
    Escrow Agent Japan Co., Ltd.                                    20,700     368,774       0.0%
    F&M Co., Ltd.                                                   19,400     195,969       0.0%
#   Freund Corp.                                                    60,800     728,256       0.0%
    Fudo Tetra Corp.                                             1,066,900   1,753,981       0.1%
#   Fuji Machine Manufacturing Co., Ltd.                           119,900   1,522,671       0.1%
    Fujikura, Ltd.                                               1,935,000  14,547,297       0.4%
#   Fujisash Co., Ltd.                                             505,600     457,400       0.0%
    Fujitec Co., Ltd.                                              436,800   5,176,579       0.2%
    Fukuda Corp.                                                   395,000   3,498,200       0.1%
    Fukushima Industries Corp.                                      86,400   3,066,672       0.1%
#   Fukuyama Transporting Co., Ltd.                                774,400   4,708,117       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    FULLCAST Holdings Co., Ltd.                                    121,700 $ 1,205,469       0.0%
    Funai Soken Holdings, Inc.                                     161,760   3,109,007       0.1%
#   Furukawa Co., Ltd.                                           1,800,000   3,473,963       0.1%
    Furukawa Electric Co., Ltd.                                    355,200  14,379,113       0.4%
    Furusato Industries, Ltd.                                       55,600     822,282       0.0%
    Futaba Corp.                                                   211,300   3,795,421       0.1%
    Gecoss Corp.                                                   104,400   1,134,279       0.0%
    Giken, Ltd.                                                     40,100     932,008       0.0%
    Glory, Ltd.                                                    268,900   9,029,242       0.3%
    GS Yuasa Corp.                                               2,130,000   9,868,679       0.3%
#   Hamakyorex Co., Ltd.                                            93,600   1,963,285       0.1%
#   Haneda Zenith Holdings Co., Ltd.                               187,300     441,886       0.0%
    Hanwa Co., Ltd.                                              1,221,000   8,657,367       0.3%
    Hazama Ando Corp.                                            1,082,400   7,708,496       0.2%
#   Helios Techno Holdings Co., Ltd.                                65,800     362,435       0.0%
    Hibiya Engineering, Ltd.                                       118,200   1,742,378       0.1%
    Hirakawa Hewtech Corp.                                          48,100     558,503       0.0%
    Hirano Tecseed Co., Ltd.                                        28,300     336,080       0.0%
#   Hirata Corp.                                                    36,100   2,847,513       0.1%
    Hisaka Works, Ltd.                                             112,400     961,806       0.0%
    Hitachi Transport System, Ltd.                                 278,000   5,908,386       0.2%
    Hitachi Zosen Corp.                                            991,379   5,757,506       0.2%
    Hito Communications, Inc.                                       42,100     651,330       0.0%
    Hokuetsu Industries Co., Ltd.                                  107,600     940,163       0.0%
#   Hokuriku Electrical Construction Co., Ltd.                      31,200     242,331       0.0%
    Hosokawa Micron Corp.                                           40,800   1,499,886       0.1%
#   Howa Machinery, Ltd.                                            72,100     480,153       0.0%
#   Ichiken Co., Ltd.                                              143,000     539,825       0.0%
    Ichinen Holdings Co., Ltd.                                     115,500   1,228,376       0.0%
    Idec Corp.                                                     161,700   1,778,562       0.1%
    Ihara Science Corp.                                              4,100      54,093       0.0%
    Iino Kaiun Kaisha, Ltd.                                        541,400   2,235,558       0.1%
    Inaba Denki Sangyo Co., Ltd.                                   138,700   5,043,919       0.2%
    Inaba Seisakusho Co., Ltd.                                      49,700     607,589       0.0%
    Inabata & Co., Ltd.                                            296,300   3,661,428       0.1%
    Interworks, Inc.                                                 6,800      66,968       0.0%
    Inui Global Logistics Co., Ltd.                                 71,880     588,019       0.0%
    Iseki & Co., Ltd.                                            1,110,000   2,281,973       0.1%
#   Ishii Iron Works Co., Ltd.                                      11,000     161,603       0.0%
    Itoki Corp.                                                    215,800   1,367,721       0.1%
    Iwasaki Electric Co., Ltd.                                     372,000     550,509       0.0%
    Iwatani Corp.                                                1,140,000   6,721,880       0.2%
    JAC Recruitment Co., Ltd.                                       93,100   1,427,871       0.1%
#   Jalux, Inc.                                                     39,500     909,039       0.0%
#   Jamco Corp.                                                     68,400   1,596,171       0.1%
    Japan Foundation Engineering Co., Ltd.                         147,400     458,633       0.0%
    Japan Pulp & Paper Co., Ltd.                                   554,000   1,924,581       0.1%
    Japan Steel Works, Ltd. (The)                                  398,400   6,396,004       0.2%
    Japan Transcity Corp.                                          242,000   1,022,530       0.0%
    JK Holdings Co., Ltd.                                           89,940     536,659       0.0%
    Juki Corp.                                                     185,800   2,135,044       0.1%
    Kamei Corp.                                                    148,700   1,638,607       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Industrials -- (Continued)
    Kanaden Corp.                                                  110,600 $1,071,361       0.0%
#   Kanagawa Chuo Kotsu Co., Ltd.                                  192,000  1,229,945       0.0%
    Kanamoto Co., Ltd.                                             171,600  4,652,619       0.1%
    Kandenko Co., Ltd.                                             626,000  6,222,611       0.2%
    Kanematsu Corp.                                              2,438,625  4,969,011       0.2%
    Katakura Industries Co., Ltd.                                  137,300  1,685,139       0.1%
    Kato Works Co., Ltd.                                            61,800  1,606,421       0.1%
    KAWADA TECHNOLOGIES, Inc.                                       53,700  3,476,175       0.1%
    Kawagishi Bridge Works Co., Ltd.                                 7,000     58,090       0.0%
    Kawasaki Kinkai Kisen Kaisha, Ltd.                              96,000    254,331       0.0%
#*  Kawasaki Kisen Kaisha, Ltd.                                  3,035,000  7,980,002       0.2%
    Keihin Co., Ltd.                                               249,000    344,076       0.0%
    KFC, Ltd.                                                        2,700     54,525       0.0%
#*  KI Holdings Co., Ltd.                                           88,000    230,398       0.0%
    Kimura Chemical Plants Co., Ltd.                                39,900    114,626       0.0%
    Kimura Unity Co., Ltd.                                           1,100     11,270       0.0%
    King Jim Co., Ltd.                                              26,400    210,586       0.0%
#*  Kinki Sharyo Co., Ltd. (The)                                    18,899    419,226       0.0%
    Kintetsu World Express, Inc.                                   191,200  2,964,021       0.1%
    Kitagawa Iron Works Co., Ltd.                                   49,600    957,991       0.0%
    Kitano Construction Corp.                                      259,000    701,173       0.0%
#   Kito Corp.                                                     112,500  1,174,036       0.0%
    Kitz Corp.                                                     543,500  3,805,756       0.1%
    Kobelco Eco-Solutions Co., Ltd.                                103,000    429,558       0.0%
    Koike Sanso Kogyo Co., Ltd.                                    145,000    377,277       0.0%
#   Kokusai Co., Ltd.                                               41,700    316,301       0.0%
    Kokuyo Co., Ltd.                                               525,125  6,819,432       0.2%
    KOMAIHALTEC, Inc.                                               24,000    450,027       0.0%
    Komatsu Wall Industry Co., Ltd.                                 40,000    733,657       0.0%
    Komori Corp.                                                   348,700  4,608,492       0.1%
    Kondotec, Inc.                                                 124,000  1,023,842       0.0%
    Konoike Transport Co., Ltd.                                    140,200  1,905,796       0.1%
#*  Kosaido Co., Ltd.                                              248,600    840,823       0.0%
    KRS Corp.                                                       38,100    860,960       0.0%
    Kumagai Gumi Co., Ltd.                                       2,175,000  5,851,487       0.2%
    Kuroda Electric Co., Ltd.                                      219,100  4,570,830       0.1%
    Kyodo Printing Co., Ltd.                                       506,000  1,676,135       0.1%
    Kyokuto Boeki Kaisha, Ltd.                                      92,000    203,037       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                               185,700  3,065,164       0.1%
    Kyoritsu Printing Co., Ltd.                                    128,200    395,713       0.0%
    Kyowa Exeo Corp.                                               481,800  7,279,452       0.2%
    Kyudenko Corp.                                                 266,600  7,639,630       0.2%
    Like Co., Ltd.                                                  22,300    518,640       0.0%
#   Link And Motivation, Inc.                                      251,400  1,513,862       0.1%
    Lonseal Corp.                                                   13,300    318,456       0.0%
    Luckland Co., Ltd.                                               4,900     92,087       0.0%
    Maeda Corp.                                                    821,000  7,550,080       0.2%
    Maeda Kosen Co., Ltd.                                          109,900  1,444,219       0.1%
    Maeda Road Construction Co., Ltd.                              387,000  7,136,084       0.2%
    Maezawa Industries, Inc.                                        35,700    106,043       0.0%
    Maezawa Kasei Industries Co., Ltd.                              55,100    585,637       0.0%
    Maezawa Kyuso Industries Co., Ltd.                              50,900    711,809       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Industrials -- (Continued)
    Makino Milling Machine Co., Ltd.                               655,000 $5,835,279       0.2%
#   Marubeni Construction Material Lease Co., Ltd.                  75,000    148,687       0.0%
    Marufuji Sheet Piling Co., Ltd.                                 58,000    134,741       0.0%
    Maruka Machinery Co., Ltd.                                      32,200    526,485       0.0%
#   Maruwa Unyu Kikan Co., Ltd.                                     34,300    803,420       0.0%
    Maruyama Manufacturing Co., Inc.                                23,000    368,140       0.0%
    Maruzen Co., Ltd.                                               46,000    504,924       0.0%
    Maruzen Showa Unyu Co., Ltd.                                   304,000  1,197,265       0.0%
    Matsuda Sangyo Co., Ltd.                                        85,882  1,150,435       0.0%
    Matsui Construction Co., Ltd.                                  135,300  1,163,741       0.0%
    Max Co., Ltd.                                                  191,000  2,794,287       0.1%
    Meidensha Corp.                                              1,175,050  4,296,250       0.1%
    Meiji Electric Industries Co., Ltd.                              7,300     82,219       0.0%
    Meiji Shipping Co., Ltd.                                       111,000    424,380       0.0%
#   Meisei Industrial Co., Ltd.                                    251,000  1,427,391       0.1%
    Meitec Corp.                                                   181,300  7,836,377       0.2%
#   Meiwa Corp.                                                    158,000    586,980       0.0%
    Mesco, Inc.                                                     22,000    231,354       0.0%
    METAWATER Co., Ltd.                                             69,400  1,810,856       0.1%
#   Mie Kotsu Group Holdings, Inc.                                 205,500    691,414       0.0%
    Mirait Holdings Corp.                                          374,085  3,888,027       0.1%
    Mitani Corp.                                                    68,200  2,126,972       0.1%
    Mitsubishi Kakoki Kaisha, Ltd.                                 206,000    399,205       0.0%
    Mitsubishi Nichiyu Forklift Co., Ltd.                          194,000  1,186,240       0.0%
#   Mitsubishi Pencil Co., Ltd.                                    100,300  5,560,703       0.2%
    Mitsuboshi Belting, Ltd.                                       328,000  3,143,591       0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                  5,109,000  7,842,876       0.2%
    Mitsui Matsushima Co., Ltd.                                     84,700  1,080,063       0.0%
    Mitsui-Soko Holdings Co., Ltd.                                 626,000  1,842,616       0.1%
#   Mitsumura Printing Co., Ltd.                                    93,000    215,300       0.0%
#   Miyaji Engineering Group, Inc.                                 332,175    639,777       0.0%
    Morita Holdings Corp.                                          227,700  3,328,520       0.1%
#   NAC Co., Ltd.                                                   61,700    525,760       0.0%
#   Nachi-Fujikoshi Corp.                                        1,045,000  5,572,154       0.2%
    Nagase & Co., Ltd.                                             503,500  7,301,172       0.2%
    Naigai Trans Line, Ltd.                                         12,300    123,651       0.0%
    Nakabayashi Co., Ltd.                                          211,000    503,501       0.0%
    Nakano Corp.                                                    57,900    339,201       0.0%
    Namura Shipbuilding Co., Ltd.                                  314,028  2,028,830       0.1%
    Narasaki Sangyo Co., Ltd.                                      109,000    283,488       0.0%
    NDS Co., Ltd.                                                   24,100    618,496       0.0%
#   NEC Capital Solutions, Ltd.                                     49,900    806,089       0.0%
    Nichias Corp.                                                  587,000  5,991,985       0.2%
    Nichiban Co., Ltd.                                             141,000  1,097,701       0.0%
    Nichiden Corp.                                                  26,100    801,021       0.0%
    Nichiha Corp.                                                  178,680  5,605,138       0.2%
    Nichireki Co., Ltd.                                            148,000  1,279,424       0.0%
    Nihon Dengi Co., Ltd.                                           14,000    301,942       0.0%
    Nihon Flush Co., Ltd.                                           23,000    278,718       0.0%
#   Nihon Trim Co., Ltd.                                            30,700  1,026,150       0.0%
    Nikkato Corp.                                                      700      2,648       0.0%
    Nikko Co., Ltd.                                                 33,700    605,757       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Industrials -- (Continued)
    Nikkon Holdings Co., Ltd.                                      356,800 $7,460,336       0.2%
    Nippi, Inc.                                                     30,000    226,807       0.0%
    Nippo Corp.                                                    227,000  4,373,414       0.1%
    Nippon Air Conditioning Services Co., Ltd.                      57,100    351,846       0.0%
    Nippon Aqua Co., Ltd.                                           12,300     43,956       0.0%
#   Nippon Carbon Co., Ltd.                                        665,000  1,872,462       0.1%
    Nippon Densetsu Kogyo Co., Ltd.                                227,300  4,492,874       0.1%
    Nippon Dry-Chemical Co., Ltd.                                      300      6,437       0.0%
    Nippon Filcon Co., Ltd.                                         70,900    379,123       0.0%
    Nippon Hume Corp.                                              129,400    788,856       0.0%
    Nippon Kanzai Co., Ltd.                                         88,700  1,453,544       0.1%
    Nippon Koei Co., Ltd.                                           78,000  2,089,378       0.1%
    Nippon Parking Development Co., Ltd.                         1,224,400  1,582,036       0.1%
    Nippon Rietec Co., Ltd.                                          8,300     86,640       0.0%
    Nippon Road Co., Ltd. (The)                                    384,000  1,722,652       0.1%
#   Nippon Seisen Co., Ltd.                                        100,000    610,839       0.0%
#*  Nippon Sharyo, Ltd.                                            422,000  1,117,058       0.0%
#*  Nippon Sheet Glass Co., Ltd.                                   584,800  4,549,800       0.1%
    Nippon Steel & Sumikin Bussan Corp.                             95,560  3,932,514       0.1%
    Nippon Thompson Co., Ltd.                                      410,000  2,235,213       0.1%
#   Nippon Tungsten Co., Ltd.                                       62,000    101,135       0.0%
    Nishi-Nippon Railroad Co., Ltd.                              1,850,000  7,825,634       0.2%
    Nishimatsu Construction Co., Ltd.                            1,794,000  9,125,318       0.3%
    Nishio Rent All Co., Ltd.                                       95,400  2,885,182       0.1%
#   Nissei ASB Machine Co., Ltd.                                    52,300  1,344,230       0.0%
    Nissei Corp.                                                    37,900    339,667       0.0%
    Nissei Plastic Industrial Co., Ltd.                            184,500  1,758,027       0.1%
#   Nissha Printing Co., Ltd.                                      229,300  5,704,742       0.2%
    Nisshinbo Holdings, Inc.                                       870,500  8,898,378       0.3%
    Nissin Corp.                                                   409,000  1,377,659       0.1%
    Nissin Electric Co., Ltd.                                      323,300  3,821,728       0.1%
    Nitta Corp.                                                    105,000  2,967,947       0.1%
    Nitto Boseki Co., Ltd.                                         934,000  4,719,559       0.1%
    Nitto Kogyo Corp.                                              161,500  2,327,350       0.1%
    Nitto Kohki Co., Ltd.                                           68,500  1,597,336       0.1%
    Nitto Seiko Co., Ltd.                                          154,100    633,324       0.0%
#   Nittoc Construction Co., Ltd.                                  161,600    649,718       0.0%
#   Nittoku Engineering Co., Ltd.                                   81,900  1,847,881       0.1%
    Noda Corp.                                                     153,600  1,208,901       0.0%
    Nomura Co., Ltd.                                               220,200  4,211,922       0.1%
    Noritake Co., Ltd.                                              64,200  1,722,436       0.1%
#   Noritz Corp.                                                   172,400  3,352,841       0.1%
#   NS Tool Co., Ltd.                                               18,700    269,134       0.0%
    NS United Kaiun Kaisha, Ltd.                                   599,000  1,279,413       0.0%
    NTN Corp.                                                      821,000  4,184,836       0.1%
    Obara Group, Inc.                                               79,200  3,617,549       0.1%
    Obayashi Road Corp.                                            166,300  1,012,175       0.0%
#   Odelic Co., Ltd.                                                21,400    750,416       0.0%
    Ohba Co., Ltd.                                                   9,600     44,353       0.0%
    Ohmoto Gumi Co., Ltd.                                            2,000     14,181       0.0%
    Oiles Corp.                                                    151,350  2,750,433       0.1%
    Okabe Co., Ltd.                                                242,100  2,169,815       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
#   Okamoto Machine Tool Works, Ltd.                               205,000 $   294,519       0.0%
    Okamura Corp.                                                  381,900   3,381,499       0.1%
#   OKK Corp.                                                      425,000     442,610       0.0%
    OKUMA Corp.                                                    849,000   8,905,039       0.3%
    Okumura Corp.                                                  999,400   6,176,772       0.2%
    Onoken Co., Ltd.                                                86,100   1,193,640       0.0%
    Organo Corp.                                                   228,000   1,045,523       0.0%
#   OSG Corp.                                                      452,700   9,326,305       0.3%
#   OSJB Holdings Corp.                                            677,200   1,598,238       0.1%
#   Outsourcing, Inc.                                               81,300   3,118,686       0.1%
    Oyo Corp.                                                      111,300   1,412,565       0.1%
    Paraca, Inc.                                                    17,700     339,625       0.0%
    Parker Corp.                                                     8,000      37,961       0.0%
#   Pasco Corp.                                                    137,000     440,016       0.0%
#   Pasona Group, Inc.                                             126,800     942,410       0.0%
    Pegasus Sewing Machine Manufacturing Co., Ltd.                 108,000     833,697       0.0%
    Penta-Ocean Construction Co., Ltd.                           1,890,000   9,574,936       0.3%
    Pilot Corp.                                                    188,800   7,675,261       0.2%
    Prestige International, Inc.                                   284,800   2,556,999       0.1%
#   Pronexus, Inc.                                                 126,400   1,583,401       0.1%
#   PS Mitsubishi Construction Co., Ltd.                           163,900     624,912       0.0%
    Punch Industry Co., Ltd.                                        23,100     226,711       0.0%
    Quick Co., Ltd.                                                 48,100     540,035       0.0%
    Raito Kogyo Co., Ltd.                                          313,100   3,112,166       0.1%
    Rasa Corp.                                                       4,000      28,391       0.0%
    Relia, Inc.                                                    254,000   2,510,855       0.1%
    Rheon Automatic Machinery Co., Ltd.                            110,500   1,058,707       0.0%
    Rix Corp.                                                        1,700      25,238       0.0%
    Ryobi, Ltd.                                                    820,200   3,608,649       0.1%
    Sakai Heavy Industries, Ltd.                                   237,000     651,001       0.0%
#   Sakai Moving Service Co., Ltd.                                  60,800   1,773,177       0.1%
    Sanki Engineering Co., Ltd.                                    297,600   2,574,746       0.1%
    Sanko Metal Industrial Co., Ltd.                                13,600     366,698       0.0%
#   Sankyo Tateyama, Inc.                                          166,200   2,431,945       0.1%
    Sankyu, Inc.                                                 1,540,000   9,780,372       0.3%
#   Sanoyas Holdings Corp.                                         141,400     353,901       0.0%
    Sansei Technologies, Inc.                                       30,200     269,282       0.0%
    Sanwa Holdings Corp.                                         1,232,600  12,424,809       0.4%
    Sanyo Denki Co., Ltd.                                          264,000   2,176,514       0.1%
    Sanyo Engineering & Construction, Inc.                          48,000     284,871       0.0%
    Sanyo Industries, Ltd.                                          99,000     174,014       0.0%
    Sanyo Trading Co., Ltd.                                         29,600     551,284       0.0%
#   Sata Construction Co., Ltd.                                     85,399     326,445       0.0%
    Sato Holdings Corp.                                            158,700   3,626,364       0.1%
    Sato Shoji Corp.                                                66,800     517,747       0.0%
#   SBS Holdings, Inc.                                             114,100     823,792       0.0%
#   Secom Joshinetsu Co., Ltd.                                      32,900     999,015       0.0%
    Seibu Electric Industry Co., Ltd.                               19,900     412,098       0.0%
    Seika Corp.                                                    313,000     980,019       0.0%
    Seikitokyu Kogyo Co., Ltd.                                     188,300   1,014,453       0.0%
    Seino Holdings Co., Ltd.                                       258,600   2,995,075       0.1%
    Sekisui Jushi Corp.                                            180,900   3,190,137       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Industrials -- (Continued)
    Senko Group Holdings Co., Ltd.                                 564,500 $3,676,013       0.1%
    Senshu Electric Co., Ltd.                                       35,800    646,029       0.0%
    Shibusawa Warehouse Co., Ltd. (The)                            267,000    820,765       0.0%
    Shibuya Corp.                                                  104,400  2,777,959       0.1%
#   Shima Seiki Manufacturing, Ltd.                                161,400  5,851,915       0.2%
    Shin Nippon Air Technologies Co., Ltd.                          86,280  1,138,407       0.0%
#   Shin-Keisei Electric Railway Co., Ltd.                         181,000    672,260       0.0%
    Shinmaywa Industries, Ltd.                                     550,000  4,635,101       0.1%
    Shinnihon Corp.                                                186,700  1,467,597       0.1%
    Shinsho Corp.                                                   31,100    698,519       0.0%
    Shinwa Co., Ltd.                                                32,000    541,978       0.0%
#*  Shoko Co., Ltd.                                                212,000    177,006       0.0%
    Showa Aircraft Industry Co., Ltd.                               15,837    171,900       0.0%
#   SIGMAXYZ, Inc.                                                  32,000    177,006       0.0%
    Sinfonia Technology Co., Ltd.                                  684,000  1,915,264       0.1%
    Sinko Industries, Ltd.                                         110,700  1,721,080       0.1%
    Sintokogio, Ltd.                                               265,000  2,307,429       0.1%
    Soda Nikka Co., Ltd.                                            86,100    396,189       0.0%
    Sodick Co., Ltd.                                               285,400  2,782,304       0.1%
    Space Co., Ltd.                                                 66,220    834,573       0.0%
    Srg Takamiya Co., Ltd.                                         118,600    560,063       0.0%
#   Star Micronics Co., Ltd.                                       196,000  3,281,911       0.1%
#   Subaru Enterprise Co., Ltd.                                     55,000    238,934       0.0%
    Sugimoto & Co., Ltd.                                            32,500    449,570       0.0%
    Sumitomo Densetsu Co., Ltd.                                    104,400  1,203,565       0.0%
    Sumitomo Mitsui Construction Co., Ltd.                       5,237,600  5,679,738       0.2%
    Sumitomo Precision Products Co., Ltd.                          189,000    615,378       0.0%
    Sumitomo Warehouse Co., Ltd. (The)                             819,000  4,969,898       0.2%
*   SWCC Showa Holdings Co., Ltd.                                1,562,000  1,148,401       0.0%
    Tadano, Ltd.                                                   591,700  7,644,050       0.2%
    Taihei Dengyo Kaisha, Ltd.                                     194,000  1,926,091       0.1%
#   Taiheiyo Kouhatsu, Inc.                                        407,000    361,792       0.0%
    Taikisha, Ltd.                                                 147,000  3,664,199       0.1%
    Takamatsu Construction Group Co., Ltd.                          80,000  1,911,822       0.1%
#   Takano Co., Ltd.                                                49,400    442,321       0.0%
    Takaoka Toko Co., Ltd.                                          62,220    944,015       0.0%
#   Takara Printing Co., Ltd.                                       51,955    803,208       0.0%
    Takara Standard Co., Ltd.                                      253,500  4,206,565       0.1%
    Takasago Thermal Engineering Co., Ltd.                         355,200  5,495,370       0.2%
    Takashima & Co., Ltd.                                          225,000    395,687       0.0%
    Takeei Corp.                                                   129,400  1,147,355       0.0%
    Takeuchi Manufacturing Co., Ltd.                               208,300  3,704,184       0.1%
    Takigami Steel Construction Co., Ltd. (The)                     53,000    225,519       0.0%
    Takisawa Machine Tool Co., Ltd.                                368,000    544,812       0.0%
    Takuma Co., Ltd.                                               438,000  4,548,920       0.1%
#   Tanseisha Co., Ltd.                                            219,949  1,961,809       0.1%
    Tatsuta Electric Wire and Cable Co., Ltd.                      257,400  1,267,425       0.0%
    TECHNO ASSOCIE Co., Ltd.                                        56,800    596,399       0.0%
    Techno Ryowa, Ltd.                                              69,390    539,017       0.0%
    TechnoPro Holdings, Inc.                                       154,000  6,022,397       0.2%
    Teikoku Electric Manufacturing Co., Ltd.                        97,400    935,332       0.0%
    Teikoku Sen-I Co., Ltd.                                        103,100  1,631,361       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Industrials -- (Continued)
#   Tekken Corp.                                                   669,000 $1,980,107       0.1%
    Teraoka Seisakusho Co., Ltd.                                    53,600    187,576       0.0%
*   Toa Corp.                                                      110,300  2,028,859       0.1%
    TOA ROAD Corp.                                                 266,000    822,778       0.0%
    Tobishima Corp.                                              1,153,700  1,737,231       0.1%
    Tocalo Co., Ltd.                                                83,100  2,240,659       0.1%
    Toda Corp.                                                   1,230,000  7,592,976       0.2%
    Toenec Corp.                                                   215,000  1,137,530       0.0%
    Togami Electric Manufacturing Co., Ltd.                         36,000    185,791       0.0%
#   TOKAI Holdings Corp.                                           528,400  4,068,445       0.1%
    Tokai Lease Co., Ltd.                                          162,000    302,273       0.0%
    Tokyo Energy & Systems, Inc.                                   139,000  1,169,365       0.0%
#   Tokyo Keiki, Inc.                                              354,000    736,873       0.0%
*   Tokyo Kikai Seisakusho, Ltd.                                    17,000      9,618       0.0%
    Tokyo Sangyo Co., Ltd.                                          83,900    337,910       0.0%
    Tokyu Construction Co., Ltd.                                   468,900  3,824,501       0.1%
    Toli Corp.                                                     261,000    869,529       0.0%
    Tomoe Corp.                                                    152,000    466,863       0.0%
#   Tomoe Engineering Co., Ltd.                                     41,800    670,313       0.0%
    Tonami Holdings Co., Ltd.                                      313,000  1,075,476       0.0%
    Toppan Forms Co., Ltd.                                         298,500  3,012,099       0.1%
#   Torishima Pump Manufacturing Co., Ltd.                         117,100  1,091,325       0.0%
    Toshiba Machine Co., Ltd.                                      698,000  2,900,191       0.1%
    Toshiba Plant Systems & Services Corp.                         262,650  4,273,204       0.1%
#   Tosho Printing Co., Ltd.                                       236,000  1,064,988       0.0%
    Totech Corp.                                                     7,100    113,390       0.0%
#   Totetsu Kogyo Co., Ltd.                                        168,700  4,876,790       0.2%
    Toyo Construction Co., Ltd.                                    428,400  1,541,753       0.1%
#   Toyo Denki Seizo K.K.                                           42,600    627,896       0.0%
#*  Toyo Engineering Corp.                                         916,400  2,288,381       0.1%
    Toyo Machinery & Metal Co., Ltd.                                87,400    544,550       0.0%
    Toyo Tanso Co., Ltd.                                            67,000  1,067,815       0.0%
#   Toyo Wharf & Warehouse Co., Ltd.                               340,000    530,898       0.0%
    Trancom Co., Ltd.                                               42,300  2,121,735       0.1%
    Trinity Industrial Corp.                                        19,000    108,372       0.0%
    Trusco Nakayama Corp.                                          335,300  7,657,135       0.2%
    Trust Tech, Inc.                                                48,900    852,592       0.0%
#   Tsubaki Nakashima Co., Ltd.                                     28,500    500,966       0.0%
    Tsubakimoto Chain Co.                                          864,700  7,601,352       0.2%
    Tsubakimoto Kogyo Co., Ltd.                                    117,000    423,013       0.0%
#*  Tsudakoma Corp.                                                294,000    456,359       0.0%
    Tsugami Corp.                                                  395,000  2,996,307       0.1%
    Tsukishima Kikai Co., Ltd.                                     171,300  1,845,677       0.1%
    Tsurumi Manufacturing Co., Ltd.                                106,000  1,545,196       0.1%
    TTK Co., Ltd.                                                   62,000    279,516       0.0%
    Uchida Yoko Co., Ltd.                                           59,400  1,361,686       0.1%
    Ueki Corp.                                                     348,000    781,500       0.0%
#   Union Tool Co.                                                  55,600  1,643,393       0.1%
    Ushio, Inc.                                                    655,900  8,241,490       0.3%
    Utoc Corp.                                                      98,700    381,501       0.0%
#   Wakachiku Construction Co., Ltd.                             1,052,000  1,377,322       0.1%
    Wakita & Co., Ltd.                                             219,800  2,534,424       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Industrials -- (Continued)
    WDB Holdings Co., Ltd.                                          37,600 $    518,692       0.0%
    Weathernews, Inc.                                               33,700    1,131,110       0.0%
    Will Group, Inc.                                                19,100      139,643       0.0%
    World Holdings Co., Ltd.                                        43,300      819,364       0.0%
#   Yahagi Construction Co., Ltd.                                  159,400    1,419,444       0.1%
    YAMABIKO Corp.                                                 216,428    2,578,810       0.1%
    YAMADA Consulting Group Co., Ltd.                                4,800      219,971       0.0%
    Yamato Corp.                                                    82,000      384,951       0.0%
    Yamaura Corp.                                                   16,200       93,672       0.0%
    Yamazen Corp.                                                  345,700    3,276,344       0.1%
    Yasuda Logistics Corp.                                          94,300      615,996       0.0%
    Yokogawa Bridge Holdings Corp.                                 199,000    2,456,458       0.1%
    Yondenko Corp.                                                 128,800      542,966       0.0%
    Yuasa Trading Co., Ltd.                                        105,000    3,039,180       0.1%
    Yuken Kogyo Co., Ltd.                                          196,000      386,756       0.0%
#   Yumeshin Holdings Co., Ltd.                                    249,400    1,736,905       0.1%
    Yurtec Corp.                                                   249,000    1,554,385       0.1%
    Yusen Logistics Co., Ltd.                                      109,500    1,042,359       0.0%
    Yushin Precision Equipment Co., Ltd.                             4,500      128,462       0.0%
    Zaoh Co., Ltd.                                                   1,000       13,208       0.0%
#   Zenitaka Corp. (The)                                           115,000      413,471       0.0%
#   Zuiko Corp.                                                     21,500      744,321       0.0%
                                                                           ------------      ----
Total Industrials                                                           956,291,807      28.3%
                                                                           ------------      ----
Information Technology -- (12.6%)
#   A&D Co., Ltd.                                                  113,900      450,715       0.0%
#*  Access Co., Ltd.                                                52,300      381,191       0.0%
    Ad-sol Nissin Corp.                                             13,700      152,778       0.0%
#   Adtec Plasma Technology Co., Ltd.                               25,900      377,338       0.0%
#   Ai Holdings Corp.                                              247,200    6,079,108       0.2%
    Aichi Tokei Denki Co., Ltd.                                     18,700      624,836       0.0%
    Aiphone Co., Ltd.                                               71,900    1,123,159       0.0%
#   Aisan Technology Co., Ltd.                                      12,800      407,983       0.0%
    Alpha Systems, Inc.                                             33,260      573,330       0.0%
    Amano Corp.                                                    377,600    8,064,547       0.2%
    Anritsu Corp.                                                  873,500    7,064,834       0.2%
    AOI Electronic Co., Ltd.                                        26,900      821,188       0.0%
*   Apic Yamada Corp.                                                5,600       26,381       0.0%
    Argo Graphics, Inc.                                             40,400      909,308       0.0%
*   Arisawa Manufacturing Co., Ltd.                                200,900    1,424,451       0.1%
    ArtSpark Holdings, Inc.                                         33,800      381,984       0.0%
    Asahi Net, Inc.                                                 83,500      389,663       0.0%
#   Ateam, Inc.                                                     65,100    1,710,842       0.1%
    Axell Corp.                                                     44,900      295,312       0.0%
    Azbil Corp.                                                    190,300    6,407,376       0.2%
    Broadband Tower, Inc.                                          234,500      503,019       0.0%
    Broadleaf Co., Ltd.                                            266,000    1,726,316       0.1%
    CAC Holdings Corp.                                              67,400      639,898       0.0%
    Canon Electronics, Inc.                                        133,800    2,490,608       0.1%
#   Capcom Co., Ltd.                                               294,600    6,354,455       0.2%
    Chino Corp.                                                     35,900      398,397       0.0%
    Citizen Watch Co., Ltd.                                      1,523,200   10,105,630       0.3%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Information Technology -- (Continued)
*   CMK Corp.                                                      271,300 $1,784,835       0.1%
#   COLOPL, Inc.                                                   259,900  2,399,770       0.1%
    Computer Engineering & Consulting, Ltd.                         80,000  1,496,718       0.1%
    Computer Institute of Japan, Ltd.                               38,500    193,154       0.0%
    Comture Corp.                                                   20,100    680,540       0.0%
    CONEXIO Corp.                                                  114,700  1,756,528       0.1%
#   COOKPAD, Inc.                                                  287,400  2,286,649       0.1%
#   Core Corp.                                                      15,700    178,093       0.0%
#   Cresco, Ltd.                                                    28,500    749,673       0.0%
#*  CROOZ, Inc.                                                     43,100  1,326,257       0.1%
    Cube System, Inc.                                               12,300     77,904       0.0%
#   Cybernet Systems Co., Ltd.                                      48,200    312,107       0.0%
    Cybozu, Inc.                                                    36,200    146,402       0.0%
    Dai-ichi Seiko Co., Ltd.                                        55,600    817,421       0.0%
    Daishinku Corp.                                                 40,999    499,217       0.0%
    Daitron Co., Ltd.                                               23,500    239,198       0.0%
    Daiwabo Holdings Co., Ltd.                                   1,186,000  4,171,054       0.1%
    Denki Kogyo Co., Ltd.                                          313,000  1,530,232       0.1%
    Densan System Co., Ltd.                                         12,600    190,557       0.0%
    Designone Japan, Inc.                                           18,500    247,290       0.0%
*   Dexerials Corp.                                                262,200  2,357,753       0.1%
    Digital Arts, Inc.                                              58,800  1,633,221       0.1%
    Digital Garage, Inc.                                           118,500  2,508,500       0.1%
#   Dip Corp.                                                      174,100  3,846,773       0.1%
    DKK-Toa Corp.                                                   38,200    196,113       0.0%
*   Drecom Co., Ltd.                                                58,300    687,098       0.0%
    DTS Corp.                                                      123,600  3,244,945       0.1%
    E-Guardian, Inc.                                                43,800    665,290       0.0%
    Eizo Corp.                                                     106,500  3,521,606       0.1%
    Elecom Co., Ltd.                                               102,900  2,127,367       0.1%
    Elematec Corp.                                                  52,271    827,134       0.0%
    EM Systems Co., Ltd.                                            44,900    733,956       0.0%
#*  Enigmo, Inc.                                                    69,600  1,219,765       0.0%
    Enplas Corp.                                                    59,300  1,620,578       0.1%
    ESPEC Corp.                                                    118,000  1,428,670       0.1%
    Excel Co., Ltd.                                                 49,300    648,393       0.0%
    F@N Communications, Inc.                                       279,800  2,231,949       0.1%
#   Faith, Inc.                                                     27,910    298,060       0.0%
#*  FDK Corp.                                                      552,000    579,191       0.0%
#   Ferrotec Holdings Corp.                                        187,500  2,231,389       0.1%
#*  FFRI, Inc.                                                      18,700    788,173       0.0%
    FIRSTLOGIC, Inc.                                                   600     12,925       0.0%
    Fixstars Corp.                                                  21,400    543,985       0.0%
#*  Flight Holdings, Inc.                                           44,900    503,712       0.0%
    Forval Corp.                                                     4,700     26,619       0.0%
#*  FueTrek Co., Ltd.                                               31,900    262,966       0.0%
    Fuji Soft, Inc.                                                121,500  3,207,826       0.1%
    Fujitsu Frontech, Ltd.                                          75,300  1,042,082       0.0%
#   Fukui Computer Holdings, Inc.                                   38,900  1,021,521       0.0%
#*  Full Speed, Inc.                                                34,700    328,413       0.0%
    Furuno Electric Co., Ltd.                                      139,600    854,018       0.0%
    Furuya Metal Co., Ltd.                                          11,800    228,428       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
    Future Corp.                                                   129,200 $ 1,003,607       0.0%
    GL Sciences, Inc.                                                8,700      95,162       0.0%
#   GMO Cloud K.K.                                                  23,400     459,913       0.0%
#   GMO internet, Inc.                                             432,400   5,132,560       0.2%
#   GMO Payment Gateway, Inc.                                       98,500   4,418,517       0.1%
    Gree, Inc.                                                     672,200   5,390,155       0.2%
    GungHo Online Entertainment, Inc.                              146,300     328,235       0.0%
#   Gurunavi, Inc.                                                 172,800   3,466,804       0.1%
    Hagiwara Electric Co., Ltd.                                     24,600     495,869       0.0%
    Hakuto Co., Ltd.                                                84,500     902,014       0.0%
#   Hearts United Group Co., Ltd.                                   84,800   1,070,444       0.0%
#   Hibino Corp.                                                    12,800     279,499       0.0%
    Hioki EE Corp.                                                  53,500   1,098,267       0.0%
#   Hitachi Kokusai Electric, Inc.                                 332,500   7,457,224       0.2%
    Hitachi Maxell, Ltd.                                           190,000   3,754,650       0.1%
    Hochiki Corp.                                                  140,000   1,804,749       0.1%
    Hokuriku Electric Industry Co., Ltd.                           482,000     575,486       0.0%
    Honda Tsushin Kogyo Co., Ltd.                                   32,900     430,746       0.0%
    Horiba, Ltd.                                                   212,650  12,537,098       0.4%
    Hosiden Corp.                                                  362,000   3,987,935       0.1%
    I-Net Corp.                                                     60,590     692,273       0.0%
#   I-O Data Device, Inc.                                           33,900     347,698       0.0%
    Ibiden Co., Ltd.                                               620,978  10,930,807       0.3%
    Icom, Inc.                                                      52,500   1,200,979       0.0%
#*  IGNIS, Ltd.                                                     12,200     394,835       0.0%
#   Ikegami Tsushinki Co., Ltd.                                    339,000     447,097       0.0%
#   Imagica Robot Holdings, Inc.                                    87,500     542,440       0.0%
    Ines Corp.                                                     183,900   1,718,850       0.1%
    Infocom Corp.                                                   80,400   1,407,163       0.1%
#   Infomart Corp.                                                 496,000   2,977,935       0.1%
    Information Development Co.                                     26,100     272,913       0.0%
    Information Services International-Dentsu, Ltd.                 75,900   1,666,899       0.1%
    Innotech Corp.                                                 105,000     609,269       0.0%
    Inter Action Corp.                                              49,900     329,210       0.0%
    Internet Initiative Japan, Inc.                                192,400   3,519,478       0.1%
    Iriso Electronics Co., Ltd.                                     55,300   3,499,440       0.1%
#   Istyle, Inc.                                                   183,900   1,487,424       0.1%
#*  ITbook Co., Ltd.                                                71,300     333,380       0.0%
*   Itfor, Inc.                                                    131,700     744,556       0.0%
#   ITmedia, Inc.                                                    4,600      27,696       0.0%
*   Itokuro, Inc.                                                   13,700     473,643       0.0%
    Iwatsu Electric Co., Ltd.                                      572,000     421,051       0.0%
    Japan Asia Group, Ltd.                                          83,500     285,354       0.0%
    Japan Aviation Electronics Industry, Ltd.                      298,000   4,076,152       0.1%
#*  Japan Display, Inc.                                          2,144,300   4,847,276       0.2%
#   Japan Material Co., Ltd.                                       118,600   1,943,458       0.1%
    Japan Radio Co., Ltd.                                           71,000     919,323       0.0%
    Jastec Co., Ltd.                                                56,800     628,900       0.0%
#   JBCC Holdings, Inc.                                             87,500     635,923       0.0%
#*  JIG-SAW, Inc.                                                   14,000     778,035       0.0%
    Justsystems Corp.                                              198,400   2,381,441       0.1%
    Kaga Electronics Co., Ltd.                                     106,700   1,974,400       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Information Technology -- (Continued)
    Kanematsu Electronics, Ltd.                                   74,100 $1,991,866       0.1%
#*  KLab, Inc.                                                   191,400  1,395,215       0.1%
    Koa Corp.                                                    195,900  3,320,412       0.1%
    Kyosan Electric Manufacturing Co., Ltd.                      279,000  1,136,118       0.0%
    Kyowa Electronics Instruments Co., Ltd.                      135,100    566,183       0.0%
#   LAC Co., Ltd.                                                 87,300    945,696       0.0%
    Lasertec Corp.                                               229,200  2,985,867       0.1%
*   Livesense, Inc.                                               14,300     62,575       0.0%
    Macnica Fuji Electronics Holdings, Inc.                      195,650  2,778,410       0.1%
    Mamezou Holdings Co., Ltd.                                    85,300    669,270       0.0%
    MarkLines Co., Ltd.                                            1,300     36,770       0.0%
#   Marubun Corp.                                                 95,700    600,308       0.0%
    Maruwa Co., Ltd.                                              56,800  2,028,452       0.1%
#   Marvelous, Inc.                                              196,300  1,629,591       0.1%
    MCJ Co., Ltd.                                                191,600  2,209,674       0.1%
#   Media Do Co., Ltd.                                            32,500    812,923       0.0%
#*  Megachips Corp.                                                1,700     44,813       0.0%
#*  Meiko Electronics Co., Ltd.                                  121,800    942,638       0.0%
    Melco Holdings, Inc.                                          75,500  2,137,252       0.1%
#   Micronics Japan Co., Ltd.                                    191,600  1,665,065       0.1%
    Mimaki Engineering Co., Ltd.                                  83,300    490,536       0.0%
    Mimasu Semiconductor Industry Co., Ltd.                       92,281  1,429,394       0.1%
    Miraial Co., Ltd.                                             32,600    269,321       0.0%
    Miroku Jyoho Service Co., Ltd.                               109,700  2,079,193       0.1%
#   Mitsubishi Research Institute, Inc.                           36,500  1,057,502       0.0%
    Mitsui High-Tec, Inc.                                        139,000  1,317,389       0.0%
    Mobile Create Co., Ltd.                                       15,400     49,743       0.0%
#   Mobile Factory, Inc.                                          13,000    306,342       0.0%
#*  Morpho, Inc.                                                  23,800    966,615       0.0%
#   MTI, Ltd.                                                    189,500  1,080,274       0.0%
#   Mutoh Holdings Co., Ltd.                                     146,000    307,659       0.0%
#*  Mynet, Inc.                                                   16,500    475,381       0.0%
    Nagano Keiki Co., Ltd.                                        16,700    106,659       0.0%
#   Nakayo, Inc.                                                 390,000  1,245,125       0.0%
    NEC Networks & System Integration Corp.                      136,600  2,855,564       0.1%
    NET One Systems Co., Ltd.                                    525,900  4,798,478       0.2%
*   New Japan Radio Co., Ltd.                                     96,000    450,568       0.0%
#   Nexyz Group Corp.                                             48,000    644,275       0.0%
    Nichicon Corp.                                               334,200  3,178,758       0.1%
    Nihon Dempa Kogyo Co., Ltd.                                  102,700    742,965       0.0%
    Nihon Unisys, Ltd.                                           351,175  4,923,498       0.2%
#   Nippon Ceramic Co., Ltd.                                      62,200  1,321,220       0.1%
    Nippon Chemi-Con Corp.                                       950,000  3,223,405       0.1%
    Nippon Information Development Co., Ltd.                         400     12,954       0.0%
#   Nippon Kodoshi Corp.                                          26,400    228,236       0.0%
    Nippon Signal Co., Ltd.                                      316,400  3,032,813       0.1%
    Nippon Systemware Co., Ltd.                                   39,900    561,373       0.0%
    Nohmi Bosai, Ltd.                                            145,900  2,025,650       0.1%
    Noritsu Koki Co., Ltd.                                       117,500    903,525       0.0%
    NS Solutions Corp.                                           192,200  4,211,305       0.1%
    NSD Co., Ltd.                                                206,780  3,370,696       0.1%
#   Nuflare Technology, Inc.                                      25,300  1,342,002       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Information Technology -- (Continued)
#   Ohara, Inc.                                                   47,600 $  447,910       0.0%
    Okaya Electric Industries Co., Ltd.                           73,000    259,361       0.0%
    Oki Electric Industry Co., Ltd.                              493,000  7,366,897       0.2%
    ONO Sokki Co., Ltd.                                           58,400    415,697       0.0%
#   Optex Group Co., Ltd.                                         76,000  2,106,715       0.1%
#*  Optim Corp.                                                   23,800    584,385       0.0%
    Origin Electric Co., Ltd.                                    173,000    488,545       0.0%
    Osaki Electric Co., Ltd.                                     246,000  1,996,914       0.1%
    Paltek Corp.                                                  13,600    104,293       0.0%
    PCA Corp.                                                      2,500     33,112       0.0%
    PCI Holdings, Inc.                                            11,700    261,872       0.0%
    Poletowin Pitcrew Holdings, Inc.                              81,100  1,019,396       0.0%
    Rakus Co., Ltd.                                               21,300    374,298       0.0%
#   Renesas Easton Co., Ltd.                                      37,900    196,898       0.0%
    Riken Keiki Co., Ltd.                                         84,600  1,256,325       0.0%
    Riso Kagaku Corp.                                            179,500  3,159,258       0.1%
    Roland DG Corp.                                               69,500  2,080,117       0.1%
#   Rorze Corp.                                                   50,900  1,023,382       0.0%
#   RS Technologies Co., Ltd.                                      8,000    466,159       0.0%
#*  RVH, Inc.                                                     70,200    426,732       0.0%
    Ryoden Corp.                                                 178,000  1,126,069       0.0%
    Ryosan Co., Ltd.                                             191,900  6,278,739       0.2%
    Ryoyo Electro Corp.                                          122,600  1,795,727       0.1%
#   Sakura Internet, Inc.                                         79,100    597,421       0.0%
*   Sanken Electric Co., Ltd.                                    698,000  3,210,049       0.1%
    Sanshin Electronics Co., Ltd.                                164,300  1,939,916       0.1%
    Satori Electric Co., Ltd.                                     85,880    626,280       0.0%
#   Saxa Holdings, Inc.                                          298,000    564,403       0.0%
#   Scala, Inc.                                                   84,900    615,560       0.0%
    Shibaura Electronics Co., Ltd.                                36,300    859,623       0.0%
    Shibaura Mechatronics Corp.                                  200,000    491,243       0.0%
#*  SHIFT, Inc.                                                   21,600    236,657       0.0%
    Shindengen Electric Manufacturing Co., Ltd.                  450,000  2,088,637       0.1%
#*  Shinkawa, Ltd.                                                94,400    663,650       0.0%
    Shinko Electric Industries Co., Ltd.                         470,400  3,365,018       0.1%
    Shinko Shoji Co., Ltd.                                       127,300  1,490,008       0.1%
    Shizuki Electric Co., Inc.                                   101,900    603,436       0.0%
#   Siix Corp.                                                    92,900  3,704,996       0.1%
    SK-Electronics Co., Ltd.                                      24,800    263,582       0.0%
    SMK Corp.                                                    372,000  1,281,936       0.0%
#   SMS Co., Ltd.                                                180,100  4,793,665       0.2%
#   Softbank Technology Corp.                                     32,000  1,136,587       0.0%
#   Softbrain Co., Ltd.                                          161,300    759,448       0.0%
    Softcreate Holdings Corp.                                     28,900    371,106       0.0%
    Soliton Systems K.K.                                          15,000     97,061       0.0%
#   Sourcenext Corp.                                              70,200    334,264       0.0%
    SRA Holdings                                                  60,200  1,598,098       0.1%
#   Sumida Corp.                                                 112,849  1,347,733       0.1%
    Sun-Wa Technos Corp.                                          41,700    455,811       0.0%
    Suzuden Corp.                                                  6,400     60,034       0.0%
    Systena Corp.                                                116,600  2,004,025       0.1%
#   Tabuchi Electric Co., Ltd.                                   154,600    456,484       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Information Technology -- (Continued)
    Tachibana Eletech Co., Ltd.                                   85,260 $  1,043,980       0.0%
    Taiyo Yuden Co., Ltd.                                        678,700    8,284,441       0.3%
    Takachiho Koheki Co., Ltd.                                     6,600       60,030       0.0%
    TAKEBISHI Corp.                                               12,200      161,755       0.0%
    Tamura Corp.                                                 457,000    2,194,595       0.1%
    Tazmo Co., Ltd.                                               26,100      405,542       0.0%
    TDC Software Engineering, Inc.                                23,200      267,391       0.0%
#*  Teac Corp.                                                   155,000       63,998       0.0%
    TechMatrix Corp.                                              92,800    1,262,701       0.0%
#   Tecnos Japan, Inc.                                            98,800      908,255       0.0%
    Teikoku Tsushin Kogyo Co., Ltd.                              198,000      330,362       0.0%
    TIS, Inc.                                                    505,101   12,731,466       0.4%
    TKC Corp.                                                    104,700    2,847,246       0.1%
    Tokyo Electron Device, Ltd.                                   41,100      584,770       0.0%
    Tokyo Seimitsu Co., Ltd.                                     240,800    7,468,816       0.2%
    Tomen Devices Corp.                                            2,400       48,045       0.0%
    Topcon Corp.                                                 595,400   10,519,627       0.3%
    Torex Semiconductor, Ltd.                                     29,800      466,407       0.0%
    Tose Co., Ltd.                                                22,100      156,845       0.0%
*   Toshiba TEC Corp.                                            806,000    4,221,507       0.1%
    Toukei Computer Co., Ltd.                                     22,710      472,195       0.0%
    Towa Corp.                                                   131,400    2,230,206       0.1%
    Toyo Corp.                                                   141,000    1,371,226       0.1%
    Transcosmos, Inc.                                            172,400    4,138,700       0.1%
#   Tri Chemical Laboratories, Inc.                               29,200      768,243       0.0%
    UKC Holdings Corp.                                            86,600    1,578,634       0.1%
    Ulvac, Inc.                                                  252,600   11,859,057       0.4%
*   Uniden Holdings Corp.                                        376,000      546,827       0.0%
    UNIRITA, Inc.                                                  4,900       77,254       0.0%
*   UT Group Co., Ltd.                                           189,500    2,461,247       0.1%
#   V Technology Co., Ltd.                                        26,300    4,035,752       0.1%
#*  V-Cube, Inc.                                                  73,300      381,177       0.0%
#   VeriServe Corp.                                               11,700      328,604       0.0%
    Vitec Holdings Co., Ltd.                                      45,100      534,836       0.0%
    Voyage Group, Inc.                                            42,100      902,125       0.0%
    Wellnet Corp.                                                 86,200    1,226,303       0.0%
#   Y A C Holdings Co., Ltd.                                      48,900      594,975       0.0%
#   Yamaichi Electronics Co., Ltd.                               146,000    1,899,970       0.1%
    Yashima Denki Co., Ltd.                                       31,800      185,988       0.0%
#   Yokowo Co., Ltd.                                              86,200    1,037,548       0.0%
    Zappallas, Inc.                                               55,900      236,258       0.0%
    Zuken, Inc.                                                   83,000      992,442       0.0%
                                                                         ------------      ----
Total Information Technology                                              467,741,291      13.9%
                                                                         ------------      ----
Materials -- (10.8%)
    Achilles Corp.                                                91,900    1,476,537       0.1%
    ADEKA Corp.                                                  544,000    8,029,869       0.2%
    Agro-Kanesho Co., Ltd.                                        62,400      856,176       0.0%
    Aichi Steel Corp.                                             65,400    2,556,980       0.1%
    Alconix Corp.                                                 59,000    1,036,109       0.0%
    Arakawa Chemical Industries, Ltd.                             89,500    1,582,574       0.1%
    Araya Industrial Co., Ltd.                                   268,000      497,635       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
    Asahi Holdings, Inc.                                           178,650 $ 3,332,225       0.1%
    Asahi Printing Co., Ltd.                                           800      18,776       0.0%
    Asahi Yukizai Corp.                                            412,000     857,637       0.0%
    Asia Pile Holdings Corp.                                        68,000     370,069       0.0%
    C Uyemura & Co., Ltd.                                           24,700   1,294,311       0.0%
    Carlit Holdings Co., Ltd.                                       87,200     445,037       0.0%
    Chuetsu Pulp & Paper Co., Ltd.                                 552,000   1,173,125       0.0%
*   Chugai Mining Co., Ltd.                                      1,012,400     236,425       0.0%
    Chugoku Marine Paints, Ltd.                                    347,000   2,566,337       0.1%
    CI Takiron Corp.                                               295,000   1,496,638       0.1%
    Dai Nippon Toryo Co., Ltd.                                     740,000   1,692,897       0.1%
    Daido Steel Co., Ltd.                                        1,685,000   9,382,340       0.3%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                          97,000     934,797       0.0%
    Daiken Corp.                                                    84,200   1,596,045       0.1%
    Daiki Aluminium Industry Co., Ltd.                             160,000     757,978       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.        408,000   2,786,705       0.1%
#   Daio Paper Corp.                                               497,300   6,304,636       0.2%
    Denka Co., Ltd.                                              1,949,000  10,041,869       0.3%
#   DKS Co., Ltd.                                                  247,000   1,001,467       0.0%
    Dynapac Co., Ltd.                                               25,000      62,592       0.0%
    FP Corp.                                                       148,000   7,047,385       0.2%
    Fuji Seal International, Inc.                                  264,200   6,284,433       0.2%
    Fujikura Kasei Co., Ltd.                                       145,500     858,841       0.0%
    Fujimi, Inc.                                                   103,500   1,997,298       0.1%
    Fujimori Kogyo Co., Ltd.                                        89,700   2,809,791       0.1%
#   Fumakilla, Ltd.                                                 94,000     646,576       0.0%
    Fuso Chemical Co., Ltd.                                         82,200   2,568,710       0.1%
#   Geostr Corp.                                                    53,700     500,359       0.0%
    Godo Steel, Ltd.                                                87,400   1,285,587       0.0%
    Gun-Ei Chemical Industry Co., Ltd.                              28,600     914,832       0.0%
    Hakudo Co., Ltd.                                                10,200     150,900       0.0%
    Harima Chemicals Group, Inc.                                    75,100     507,578       0.0%
#   Hodogaya Chemical Co., Ltd.                                     37,000   1,146,828       0.0%
    Hokkan Holdings, Ltd.                                          275,000   1,261,434       0.0%
    Hokko Chemical Industry Co., Ltd.                              104,000     445,932       0.0%
    Hokuetsu Kishu Paper Co., Ltd.                                 857,799   5,981,650       0.2%
    Honshu Chemical Industry Co., Ltd.                              14,000     101,376       0.0%
#*  Ihara Chemical Industry Co., Ltd.                              199,100   1,803,036       0.1%
    Ise Chemicals Corp.                                             81,000     341,455       0.0%
*   Ishihara Sangyo Kaisha, Ltd.                                   191,150   1,871,681       0.1%
    Ishizuka Glass Co., Ltd.                                       119,000     229,598       0.0%
    JCU Corp.                                                       63,400   1,892,682       0.1%
    JSP Corp.                                                       75,800   1,768,176       0.1%
    Kanto Denka Kogyo Co., Ltd.                                    264,000   2,321,637       0.1%
    Katakura & Co-op Agri Corp.                                     46,000     100,291       0.0%
#   Kawakin Holdings Co., Ltd.                                      11,000      39,306       0.0%
    KeePer Technical Laboratory Co., Ltd.                           12,500     208,338       0.0%
    Kimoto Co., Ltd.                                               228,000     445,729       0.0%
    Koatsu Gas Kogyo Co., Ltd.                                     160,393   1,063,989       0.0%
#   Kogi Corp.                                                      55,000     111,570       0.0%
    Kohsoku Corp.                                                   60,200     594,711       0.0%
    Konishi Co., Ltd.                                              193,600   2,472,214       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
    Konoshima Chemical Co., Ltd.                                    28,500 $   490,915       0.0%
    Krosaki Harima Corp.                                           275,000   1,068,411       0.0%
#   Kumiai Chemical Industry Co., Ltd.                             174,400   1,006,357       0.0%
    Kureha Corp.                                                    87,650   3,884,956       0.1%
    Kurimoto, Ltd.                                                  61,500   1,213,004       0.0%
    Kuriyama Holdings Corp.                                         19,000     282,721       0.0%
    Kyoei Steel, Ltd.                                              117,900   1,906,305       0.1%
    Kyowa Leather Cloth Co., Ltd.                                   47,700     378,504       0.0%
    Lintec Corp.                                                   286,700   6,321,358       0.2%
#   MEC Co., Ltd.                                                  109,500   1,175,058       0.0%
    Mitani Sekisan Co., Ltd.                                        36,900     890,469       0.0%
*   Mitsubishi Paper Mills, Ltd.                                   167,900   1,156,118       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                       849,000   1,775,411       0.1%
    Mitsui Mining & Smelting Co., Ltd.                           3,627,000  12,238,033       0.4%
#   MORESCO Corp.                                                   41,300     691,392       0.0%
    Mory Industries, Inc.                                           30,400     609,915       0.0%
    Nakayama Steel Works, Ltd.                                     108,500     685,881       0.0%
    Neturen Co., Ltd.                                              183,300   1,513,977       0.1%
#*  New Japan Chemical Co., Ltd.                                   182,300     235,629       0.0%
    Nicca Chemical Co., Ltd.                                         8,800      93,433       0.0%
    Nichia Steel Works, Ltd.                                       164,900     384,779       0.0%
#   Nihon Kagaku Sangyo Co., Ltd.                                   72,300     903,826       0.0%
#   Nihon Nohyaku Co., Ltd.                                        272,900   1,751,198       0.1%
    Nihon Parkerizing Co., Ltd.                                    581,400   7,463,132       0.2%
    Nihon Yamamura Glass Co., Ltd.                                 503,000     844,552       0.0%
    Nippon Carbide Industries Co., Inc.                            434,000     638,113       0.0%
    Nippon Chemical Industrial Co., Ltd.                           477,000     975,965       0.0%
#   Nippon Concrete Industries Co., Ltd.                           253,600     795,747       0.0%
    Nippon Denko Co., Ltd.                                         673,414   2,054,417       0.1%
    Nippon Fine Chemical Co., Ltd.                                  81,000     684,906       0.0%
    Nippon Kayaku Co., Ltd.                                        683,000   9,331,778       0.3%
#   Nippon Kinzoku Co., Ltd.                                        29,300     373,754       0.0%
#   Nippon Koshuha Steel Co., Ltd.                                 460,000     338,620       0.0%
    Nippon Light Metal Holdings Co., Ltd.                        3,065,900   6,850,076       0.2%
#   Nippon Paper Industries Co., Ltd.                              304,000   5,747,405       0.2%
    Nippon Pillar Packing Co., Ltd.                                116,800   1,637,436       0.1%
    Nippon Soda Co., Ltd.                                          827,000   4,481,220       0.1%
#   Nippon Valqua Industries, Ltd.                                  97,799   1,669,638       0.1%
    Nippon Yakin Kogyo Co., Ltd.                                   831,300   1,498,583       0.1%
#   Nisshin Steel Co., Ltd.                                        228,492   2,790,581       0.1%
#   Nitta Gelatin, Inc.                                             77,400     511,754       0.0%
    Nittetsu Mining Co., Ltd.                                       34,400   1,833,466       0.1%
#   Nitto FC Co., Ltd.                                              89,300     721,937       0.0%
    NOF Corp.                                                      870,000   9,803,495       0.3%
    Nozawa Corp.                                                    13,300     135,527       0.0%
    Okamoto Industries, Inc.                                       405,000   4,390,542       0.1%
    Okura Industrial Co., Ltd.                                     284,000   1,344,674       0.0%
    Osaka Organic Chemical Industry, Ltd.                           80,700     932,571       0.0%
    Osaka Soda Co., Ltd.                                           424,000   1,924,593       0.1%
    Osaka Steel Co., Ltd.                                           83,300   1,576,691       0.1%
*   Pacific Metals Co., Ltd.                                       941,000   3,056,507       0.1%
    Pack Corp. (The)                                                80,200   2,260,748       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
#*  Rasa Industries, Ltd.                                          480,000 $   594,128       0.0%
    Rengo Co., Ltd.                                              1,261,000   7,625,172       0.2%
#   Riken Technos Corp.                                            212,600   1,018,993       0.0%
    Sakai Chemical Industry Co., Ltd.                              570,000   1,953,197       0.1%
    Sakata INX Corp.                                               252,400   3,565,074       0.1%
    Sanyo Chemical Industries, Ltd.                                 69,800   3,129,995       0.1%
    Sanyo Special Steel Co., Ltd.                                  650,300   3,577,778       0.1%
#   Seiko PMC Corp.                                                 47,200     511,554       0.0%
    Sekisui Plastics Co., Ltd.                                     134,000     978,645       0.0%
    Shikoku Chemicals Corp.                                        225,000   2,574,947       0.1%
    Shin-Etsu Polymer Co., Ltd.                                    258,500   1,952,380       0.1%
    Shinagawa Refractories Co., Ltd.                               304,000     823,532       0.0%
    Shinko Wire Co., Ltd.                                          184,000     231,175       0.0%
*   Showa Denko K.K.                                               730,399  13,950,565       0.4%
    SK Kaken Co., Ltd.                                               1,000      95,197       0.0%
    Soken Chemical & Engineering Co., Ltd.                           5,900      76,529       0.0%
#   Stella Chemifa Corp.                                            61,800   1,629,231       0.1%
    Sumitomo Bakelite Co., Ltd.                                  1,163,000   7,473,658       0.2%
    Sumitomo Osaka Cement Co., Ltd.                              2,493,000  10,819,816       0.3%
    Sumitomo Seika Chemicals Co., Ltd.                              55,800   2,378,146       0.1%
    T Hasegawa Co., Ltd.                                           134,800   2,617,609       0.1%
#   T&K Toka Co., Ltd.                                              86,100     848,577       0.0%
    Taisei Lamick Co., Ltd.                                         32,700     850,406       0.0%
    Taiyo Holdings Co., Ltd.                                       104,900   4,689,659       0.1%
    Takasago International Corp.                                    87,200   2,903,993       0.1%
*   Tanaka Chemical Corp.                                           10,400      62,017       0.0%
    Tayca Corp.                                                    182,000   1,193,320       0.0%
    Tenma Corp.                                                     80,800   1,504,769       0.1%
    Toagosei Co., Ltd.                                             658,000   7,730,302       0.2%
    Toda Kogyo Corp.                                               253,000     594,822       0.0%
    Toho Titanium Co., Ltd.                                        195,800   1,326,472       0.0%
    Toho Zinc Co., Ltd.                                            800,000   3,536,916       0.1%
    Tokai Carbon Co., Ltd.                                       1,289,000   5,643,496       0.2%
    Tokushu Tokai Paper Co., Ltd.                                   57,258   2,112,113       0.1%
*   Tokuyama Corp.                                               2,159,000  10,628,809       0.3%
    Tokyo Ohka Kogyo Co., Ltd.                                     220,600   7,151,242       0.2%
#   Tokyo Rope Manufacturing Co., Ltd.                              84,800   1,297,777       0.0%
    Tokyo Steel Manufacturing Co., Ltd.                            652,000   4,858,120       0.2%
    Tokyo Tekko Co., Ltd.                                          251,000     956,726       0.0%
#   Tomoegawa Co., Ltd.                                            125,000     262,405       0.0%
    Tomoku Co., Ltd.                                               339,000   1,046,981       0.0%
    Topy Industries, Ltd.                                          114,200   3,110,981       0.1%
    Toyo Ink SC Holdings Co., Ltd.                               1,157,000   5,689,085       0.2%
    Toyo Kohan Co., Ltd.                                           286,000   1,023,595       0.0%
    Toyobo Co., Ltd.                                             5,688,000  10,061,433       0.3%
    TYK Corp.                                                      138,000     241,331       0.0%
#   UACJ Corp.                                                   1,486,415   3,943,951       0.1%
    Ube Industries, Ltd.                                         3,982,000   9,257,192       0.3%
#   W-Scope Corp.                                                  148,900   2,008,699       0.1%
    Wood One Co., Ltd.                                             169,000     441,048       0.0%
    Yamato Kogyo Co., Ltd.                                         201,200   5,032,478       0.2%
    Yodogawa Steel Works, Ltd.                                     144,700   3,748,134       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Materials -- (Continued)
    Yotai Refractories Co., Ltd.                                    13,000 $     44,471       0.0%
    Yuki Gosei Kogyo Co., Ltd.                                      36,200       92,840       0.0%
    Yushiro Chemical Industry Co., Ltd.                             61,400      771,914       0.0%
    Zeon Corp.                                                      30,000      341,577       0.0%
                                                                           ------------      ----
Total Materials                                                             402,072,759      11.9%
                                                                           ------------      ----
Real Estate -- (1.9%)
#   AD Works Co., Ltd.                                             624,700      218,802       0.0%
    Airport Facilities Co., Ltd.                                   132,770      695,912       0.0%
    Anabuki Kosan, Inc.                                              2,200       53,894       0.0%
    Aoyama Zaisan Networks Co., Ltd.                                25,400      161,764       0.0%
#   Apamanshop Holdings Co., Ltd.                                   43,800      283,266       0.0%
#   Ardepro Co., Ltd.                                              872,800    1,071,893       0.0%
    Arealink Co., Ltd.                                              16,800      229,726       0.0%
*   Ascot Corp.                                                     67,700      242,822       0.0%
    CRE, Inc.                                                       13,300      186,015       0.0%
    Daibiru Corp.                                                  303,600    2,801,639       0.1%
    Daikyo, Inc.                                                 1,904,000    3,965,174       0.1%
    Dear Life Co., Ltd.                                              3,300       11,218       0.0%
    Goldcrest Co., Ltd.                                            101,790    1,809,965       0.1%
    Grandy House Corp.                                              45,800      166,175       0.0%
    Heiwa Real Estate Co., Ltd.                                    236,600    3,773,480       0.1%
#   Ichigo, Inc.                                                 1,320,000    3,837,871       0.1%
#   Investors Cloud Co., Ltd.                                       20,600      768,668       0.0%
*   Japan Asset Marketing Co., Ltd.                              1,124,500    1,353,125       0.1%
    Japan Property Management Center Co., Ltd.                      78,700      927,751       0.0%
    Kabuki-Za Co., Ltd.                                             34,000    1,570,943       0.1%
    Keihanshin Building Co., Ltd.                                  197,900    1,132,757       0.0%
#   Kenedix, Inc.                                                1,399,200    6,455,461       0.2%
    Land Business Co., Ltd.                                         34,000       86,980       0.0%
    Leopalace21 Corp.                                            1,960,700   10,421,817       0.3%
    Mugen Estate Co., Ltd.                                          73,300      544,084       0.0%
    Nisshin Fudosan Co.                                            186,100    1,052,577       0.0%
    Open House Co., Ltd.                                           179,100    4,393,261       0.1%
*   Properst Co., Ltd.                                              26,600       45,367       0.0%
#   Prospect Co., Ltd.                                             353,000      208,787       0.0%
#   Raysum Co., Ltd.                                                83,000      761,173       0.0%
#   SAMTY Co., Ltd.                                                 76,900      764,203       0.0%
    Sankyo Frontier Co., Ltd.                                       24,000      281,950       0.0%
#   Shinoken Group Co., Ltd.                                        81,500    1,518,736       0.1%
    Star Mica Co., Ltd.                                             31,800      641,933       0.0%
#*  Striders Corp.                                                 153,000       83,755       0.0%
    Sumitomo Real Estate Sales Co., Ltd.                           106,460    3,432,567       0.1%
    Sun Frontier Fudousan Co., Ltd.                                163,300    1,427,344       0.1%
#   Takara Leben Co., Ltd.                                         552,800    2,598,721       0.1%
    TOC Co., Ltd.                                                  323,950    2,949,446       0.1%
#   Tokyo Rakutenchi Co., Ltd.                                     207,000      971,536       0.0%
#   Tokyo Theatres Co., Inc.                                       468,000      625,431       0.0%
    Tosei Corp.                                                    201,700    1,426,146       0.1%
#   Unizo Holdings Co., Ltd.                                        96,000    2,449,448       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
Real Estate -- (Continued)
     Urbanet Corp. Co., Ltd.                                          91,400 $      344,412        0.0%
                                                                             --------------      -----
Total Real Estate                                                                68,747,995        2.0%
                                                                             --------------      -----
Telecommunication Services -- (0.1%)
#*   Broadmedia Corp.                                                276,600        220,600        0.0%
#    Freebit Co., Ltd.                                                64,400        531,654        0.0%
#    Okinawa Cellular Telephone Co.                                   43,600      1,421,497        0.1%
#*   Vision, Inc./Tokyo Japan                                         16,000        565,600        0.0%
#    WirelessGate, Inc.                                               43,500        551,792        0.0%
                                                                             --------------      -----
Total Telecommunication Services                                                  3,291,143        0.1%
                                                                             --------------      -----
Utilities -- (0.9%)
#*   Eneres Co., Ltd.                                                110,300        513,048        0.0%
#    eRex Co., Ltd.                                                  190,600      2,284,839        0.1%
     Hiroshima Gas Co., Ltd.                                         153,000        485,877        0.0%
#    Hokkaido Electric Power Co., Inc.                             1,189,200      8,632,838        0.3%
     Hokkaido Gas Co., Ltd.                                          293,000        712,285        0.0%
#    Hokuriku Electric Power Co.                                     577,100      5,333,933        0.2%
     Hokuriku Gas Co., Ltd.                                            9,900        242,290        0.0%
     K&O Energy Group, Inc.                                           81,400      1,263,364        0.0%
     Okinawa Electric Power Co., Inc. (The)                          214,834      5,241,388        0.2%
     Saibu Gas Co., Ltd.                                           1,953,000      4,504,754        0.1%
     Shizuoka Gas Co., Ltd.                                          318,200      2,162,337        0.1%
#    Toell Co., Ltd.                                                  21,700        176,786        0.0%
     West Holdings Corp.                                              96,800        680,473        0.0%
                                                                             --------------      -----
Total Utilities                                                                  32,234,212        1.0%
                                                                             --------------      -----
TOTAL COMMON STOCKS                                                           3,342,999,172       99.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   3,342,999,172
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (9.8%)
(S)@ DFA Short Term Investment Fund                               31,241,094    361,553,180       10.7%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,127,028,918)                          $3,704,552,352      109.7%
                                                                             ==============      =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                -----------------------------------------------
                                LEVEL 1    LEVEL 2       LEVEL 3     TOTAL
                                ------- -------------- --------- --------------
Common Stocks
   Consumer Discretionary         --    $  639,245,282      --   $  639,245,282
   Consumer Staples               --       274,955,538      --      274,955,538
   Energy                         --        34,558,720      --       34,558,720
   Financials                     --       293,343,695      --      293,343,695
   Health Care                    --       170,516,730      --      170,516,730
   Industrials                    --       956,291,807      --      956,291,807
   Information Technology         --       467,741,291      --      467,741,291
   Materials                      --       402,072,759      --      402,072,759
   Real Estate                    --        68,747,995      --       68,747,995
   Telecommunication Services     --         3,291,143      --        3,291,143
   Utilities                      --        32,234,212      --       32,234,212
Securities Lending Collateral     --       361,553,180      --      361,553,180
                                  --    --------------  ------   --------------
TOTAL                             --    $3,704,552,352      --   $3,704,552,352
                                  ==    ==============  ======   ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
COMMON STOCKS -- (87.6%)
AUSTRALIA -- (43.7%)
*   3P Learning, Ltd.                                                35,996 $    26,401       0.0%
*   Acrux, Ltd.                                                     660,428     136,080       0.0%
#   Adacel Technologies, Ltd.                                        24,703      49,365       0.0%
    Adelaide Brighton, Ltd.                                       3,668,074  16,262,304       1.0%
#   Ainsworth Game Technology, Ltd.                                 809,731   1,127,513       0.1%
*   Alkane Resources, Ltd.                                        1,510,492     283,132       0.0%
    ALS, Ltd.                                                     1,315,878   6,154,941       0.4%
#   Altium, Ltd.                                                    338,087   2,073,068       0.1%
*   Altona Mining, Ltd.                                           1,108,169     120,109       0.0%
    Alumina, Ltd.                                                 2,795,546   3,837,633       0.2%
    AMA Group, Ltd.                                                 678,160     538,262       0.0%
    Amaysim Australia, Ltd.                                         408,627     544,003       0.0%
    Ansell, Ltd.                                                    659,275  11,735,730       0.7%
*   Antares Energy, Ltd.                                            199,346       1,994       0.0%
#   AP Eagers, Ltd.                                                 248,631   1,496,590       0.1%
#   APN News & Media, Ltd.                                        2,156,742   4,019,534       0.3%
    APN Outdoor Group, Ltd.                                         641,842   2,616,301       0.2%
    APN Property Group, Ltd.                                         26,661       7,980       0.0%
#   Appen, Ltd.                                                     155,389     309,286       0.0%
#   ARB Corp., Ltd.                                                 484,352   5,616,215       0.3%
#   Ardent Leisure Group                                            752,280   1,142,233       0.1%
#*  Arrium, Ltd.                                                 17,951,296          94       0.0%
#   Asaleo Care, Ltd.                                             1,646,819   2,209,914       0.1%
*   Atlas Iron, Ltd.                                              7,155,231      85,120       0.0%
    AUB Group, Ltd.                                                 267,271   2,419,364       0.2%
    Ausdrill, Ltd.                                                1,723,145   1,761,083       0.1%
    Austal, Ltd.                                                  1,293,477   1,657,790       0.1%
#*  Australian Agricultural Co., Ltd.                             2,864,730   3,696,044       0.2%
    Australian Finance Group, Ltd.                                  106,389     107,370       0.0%
    Australian Pharmaceutical Industries, Ltd.                    2,618,533   4,365,896       0.3%
    Australian Vintage, Ltd.                                      4,105,188   1,320,935       0.1%
    Auswide Bank, Ltd.                                               94,385     367,158       0.0%
#   Automotive Holdings Group, Ltd.                               1,878,681   5,242,441       0.3%
*   Avanco Resources, Ltd.                                        2,444,368     200,876       0.0%
#   Aveo Group                                                    1,723,197   4,064,356       0.3%
#   AVJennings, Ltd.                                              7,051,385   3,137,253       0.2%
#*  AWE, Ltd.                                                     3,834,269   1,303,463       0.1%
#   Baby Bunting Group, Ltd.                                        121,851     166,433       0.0%
#   Bapcor, Ltd.                                                  1,023,028   4,000,613       0.2%
    Beach Energy, Ltd.                                           13,769,668   7,560,414       0.5%
#*  Beadell Resources, Ltd.                                       7,171,491   1,231,951       0.1%
#   Bega Cheese, Ltd.                                               712,553   3,196,415       0.2%
#   Bellamy's Australia, Ltd.                                       270,885   1,041,428       0.1%
#*  Billabong International, Ltd.                                   756,968     631,637       0.0%
#   Blackmores, Ltd.                                                 81,784   6,522,044       0.4%
    Blue Sky Alternative Investments, Ltd.                           67,578     404,892       0.0%
    BlueScope Steel, Ltd.                                           400,903   3,502,669       0.2%
*   Boart Longyear, Ltd.                                          2,447,306      80,656       0.0%
*   Boom Logistics, Ltd.                                            166,262      14,942       0.0%
    Boral, Ltd.                                                   1,004,846   4,631,883       0.3%
#   Breville Group, Ltd.                                            825,559   6,613,366       0.4%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
AUSTRALIA -- (Continued)
    Brickworks, Ltd.                                                228,958 $ 2,523,104       0.2%
    BT Investment Management, Ltd.                                  766,605   6,848,022       0.4%
#*  Buru Energy, Ltd.                                               316,943      40,202       0.0%
#   Cabcharge Australia, Ltd.                                       863,423   1,700,178       0.1%
#   Capilano Honey, Ltd.                                              9,665     108,790       0.0%
*   Capitol Health, Ltd.                                            164,543      23,351       0.0%
    Capral, Ltd.                                                     58,499       7,436       0.0%
#*  Cardno, Ltd.                                                  1,615,947   1,610,150       0.1%
*   Carnarvon Petroleum, Ltd.                                     5,095,141     332,006       0.0%
*   Carnegie Clean Energy, Ltd.                                   1,015,131      50,879       0.0%
    carsales.com, Ltd.                                            1,702,940  14,935,754       0.9%
#   Cash Converters International, Ltd.                           2,406,480     494,400       0.0%
    Cedar Woods Properties, Ltd.                                    332,516   1,332,732       0.1%
    Class, Ltd.                                                      38,871      83,191       0.0%
    Cleanaway Waste Management, Ltd.                             10,470,362   9,942,536       0.6%
*   Clinuvel Pharmaceuticals, Ltd.                                   37,623     191,562       0.0%
    Codan, Ltd.                                                     447,637     734,342       0.1%
#   Collection House, Ltd.                                        2,175,227   2,198,429       0.1%
    Collins Foods, Ltd.                                             491,010   1,927,029       0.1%
#*  Cooper Energy, Ltd.                                           1,224,088     310,808       0.0%
#   Corporate Travel Management, Ltd.                               276,172   4,207,898       0.3%
    Costa Group Holdings, Ltd.                                      882,082   2,895,475       0.2%
#   Credit Corp. Group, Ltd.                                        240,717   3,277,079       0.2%
#   CSG, Ltd.                                                     1,003,475     360,671       0.0%
    CSR, Ltd.                                                     3,680,857  13,497,307       0.8%
*   CuDeco, Ltd.                                                    387,893     106,016       0.0%
    Data#3, Ltd.                                                    602,918     775,308       0.1%
#   Decmil Group, Ltd.                                              867,988     508,968       0.0%
*   Devine, Ltd.                                                    224,413      74,003       0.0%
    Dicker Data, Ltd.                                                90,017     164,378       0.0%
    Donaco International, Ltd.                                       28,566      10,395       0.0%
    Downer EDI, Ltd.                                              4,075,221  17,907,909       1.1%
    DuluxGroup, Ltd.                                              3,101,823  15,705,453       1.0%
    DWS, Ltd.                                                       409,792     476,817       0.0%
    Eclipx Group, Ltd.                                              429,545   1,239,471       0.1%
#*  Elders, Ltd.                                                    585,894   1,951,629       0.1%
*   Electro Optic Systems Holdings, Ltd.                             95,409     235,685       0.0%
*   Emeco Holdings, Ltd.                                          1,193,646      76,021       0.0%
#*  Energy Resources of Australia, Ltd.                           1,487,868     669,569       0.0%
#*  Energy World Corp., Ltd.                                      4,185,404   1,174,704       0.1%
*   Enero Group, Ltd.                                                12,387       9,266       0.0%
    EQT Holdings, Ltd.                                               23,504     308,574       0.0%
#   ERM Power, Ltd.                                                 886,277     806,341       0.1%
#   Estia Health, Ltd.                                              760,112   1,742,037       0.1%
    Euroz, Ltd.                                                     101,762      86,025       0.0%
    Event Hospitality and Entertainment, Ltd.                       505,949   4,922,667       0.3%
    Evolution Mining, Ltd.                                        5,025,776   8,735,334       0.5%
    Fairfax Media, Ltd.                                          15,303,894  12,132,462       0.7%
#*  FAR, Ltd.                                                     5,225,378     320,772       0.0%
    Finbar Group, Ltd.                                              154,390      93,605       0.0%
#*  Fleetwood Corp., Ltd.                                           394,575     591,408       0.0%
#   FlexiGroup, Ltd.                                              1,408,968   2,453,202       0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
AUSTRALIA -- (Continued)
#   Flight Centre Travel Group, Ltd.                               183,277 $ 4,310,980       0.3%
#   G8 Education, Ltd.                                           2,014,388   5,573,465       0.3%
#   Gateway Lifestyle                                              771,590   1,230,793       0.1%
#   GBST Holdings, Ltd.                                             80,346     175,062       0.0%
#   Genworth Mortgage Insurance Australia, Ltd.                  1,294,972   3,184,583       0.2%
    Global Construction Services, Ltd.                               4,832       2,072       0.0%
    GR Engineering Services, Ltd.                                   55,230      61,844       0.0%
    GrainCorp, Ltd. Class A                                      1,251,687   8,347,630       0.5%
    Grange Resources, Ltd.                                       1,724,297     212,999       0.0%
#   Greencross, Ltd.                                               319,066   1,623,449       0.1%
*   Greenland Minerals & Energy, Ltd.                              114,047       7,590       0.0%
#   GUD Holdings, Ltd.                                             893,134   8,313,592       0.5%
    GWA Group, Ltd.                                              2,030,007   4,740,861       0.3%
#   Hansen Technologies, Ltd.                                      361,614     974,465       0.1%
    Healthscope, Ltd.                                            1,336,318   2,206,981       0.1%
    HFA Holdings, Ltd.                                             381,784     682,677       0.0%
*   Highfield Resources, Ltd.                                       46,089      36,524       0.0%
#*  Hills, Ltd.                                                  1,277,876     186,479       0.0%
*   Horizon Oil, Ltd.                                            4,073,887     176,900       0.0%
    IDP Education, Ltd.                                             30,186     104,011       0.0%
    Iluka Resources, Ltd.                                        2,032,058  12,769,532       0.8%
*   Imdex, Ltd.                                                  1,709,061     791,768       0.1%
#   IMF Bentham, Ltd.                                              863,985   1,248,069       0.1%
#   Independence Group NL                                        2,082,153   5,101,123       0.3%
#*  Infigen Energy                                               4,051,095   2,883,119       0.2%
    Infomedia, Ltd.                                              2,204,042   1,169,725       0.1%
    Integrated Research, Ltd.                                      401,084     900,264       0.1%
    InvoCare, Ltd.                                                 920,100  10,038,767       0.6%
#   IOOF Holdings, Ltd.                                          2,068,330  13,633,856       0.8%
#   IRESS, Ltd.                                                  1,175,824  10,948,975       0.7%
    iSelect, Ltd.                                                  254,932     379,405       0.0%
#   iSentia Group, Ltd.                                            463,170     502,193       0.0%
    IVE Group, Ltd.                                                 33,461      58,568       0.0%
#   Japara Healthcare, Ltd.                                      1,055,711   1,635,395       0.1%
#   JB Hi-Fi, Ltd.                                                 962,791  17,788,459       1.1%
*   Jupiter Mines, Ltd.                                            381,117     152,447       0.0%
    K&S Corp., Ltd.                                                268,400     307,206       0.0%
#*  Karoon Gas Australia, Ltd.                                     869,250     960,482       0.1%
#*  Kingsgate Consolidated, Ltd.                                 1,717,937     291,130       0.0%
*   Kingsrose Mining, Ltd.                                         937,248      52,636       0.0%
    Link Administration Holdings, Ltd.                             284,805   1,646,270       0.1%
#*  Lynas Corp., Ltd.                                            3,390,978     230,866       0.0%
    MACA, Ltd.                                                     721,299     895,998       0.1%
*   Macmahon Holdings, Ltd.                                      6,881,875     798,496       0.1%
    Macquarie Atlas Roads Group                                    606,435   2,423,159       0.2%
#   Magellan Financial Group, Ltd.                                 493,135   8,692,337       0.5%
#   Mantra Group, Ltd.                                           1,255,464   2,648,773       0.2%
    MaxiTRANS Industries, Ltd.                                     915,613     468,600       0.0%
#*  Mayne Pharma Group, Ltd.                                     6,571,574   6,608,037       0.4%
    McMillan Shakespeare, Ltd.                                     450,123   4,553,105       0.3%
    McPherson's, Ltd.                                              558,677     560,908       0.0%
*   Medusa Mining, Ltd.                                          1,263,898     358,330       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
AUSTRALIA -- (Continued)
    Melbourne IT, Ltd.                                             441,811 $   711,699       0.0%
#*  Mesoblast, Ltd.                                                307,194     724,404       0.0%
#*  Metals X, Ltd.                                               1,642,001     904,850       0.1%
#*  Metcash, Ltd.                                                5,204,963   8,379,582       0.5%
    Michael Hill International, Ltd.(BD8D249)                    1,490,263   1,353,566       0.1%
    Michael Hill International, Ltd.(BD8D250)                       47,518      43,065       0.0%
*   Millennium Minerals, Ltd.                                      398,211      68,171       0.0%
*   Mincor Resources NL                                          1,067,643     143,952       0.0%
    Mineral Resources, Ltd.                                      1,168,088   9,342,036       0.6%
#*  MMA Offshore, Ltd.                                           2,282,868     376,385       0.0%
    MNF Group, Ltd.                                                 37,494     124,601       0.0%
    Monadelphous Group, Ltd.                                       813,595   7,606,753       0.5%
    Monash IVF Group, Ltd.                                         365,770     545,118       0.0%
    Money3 Corp., Ltd.                                             192,180     199,188       0.0%
*   Morning Star Gold NL                                           332,749          25       0.0%
    Mortgage Choice, Ltd.                                          719,356   1,228,346       0.1%
#*  Mount Gibson Iron, Ltd.                                      4,758,288   1,280,669       0.1%
#   Myer Holdings, Ltd.                                          5,669,367   4,710,605       0.3%
    MYOB Group, Ltd.                                               984,992   2,593,650       0.2%
#   MyState, Ltd.                                                  269,026     946,820       0.1%
    Navitas, Ltd.                                                1,606,445   5,516,479       0.3%
#*  NetComm Wireless, Ltd.                                          36,441      37,006       0.0%
    New Hope Corp., Ltd.                                           233,645     293,770       0.0%
#*  NEXTDC, Ltd.                                                   390,981   1,214,995       0.1%
    nib holdings, Ltd.                                           2,772,247  12,451,528       0.8%
    Nick Scali, Ltd.                                               185,039     996,890       0.1%
#   Nine Entertainment Co. Holdings, Ltd.                        1,091,073   1,004,656       0.1%
    Northern Star Resources, Ltd.                                4,806,957  15,628,853       1.0%
#*  NRW Holdings, Ltd.                                           2,147,851     897,177       0.1%
    Nufarm, Ltd.                                                 1,407,770  10,699,413       0.7%
#   OFX Group, Ltd.                                                646,647     694,605       0.0%
    oOh!media, Ltd.                                                 49,189     165,929       0.0%
#*  Orocobre, Ltd.                                                 892,424   2,104,275       0.1%
    Orora, Ltd.                                                  4,298,532   9,691,935       0.6%
#   OrotonGroup, Ltd.                                              131,885     147,211       0.0%
    OZ Minerals, Ltd.                                            2,198,276  11,672,477       0.7%
#   Pacific Current Group, Ltd.                                     63,632     247,130       0.0%
    Pacific Smiles Group, Ltd.                                     247,728     366,582       0.0%
    Pact Group Holdings, Ltd.                                      629,597   3,322,797       0.2%
#*  Paladin Energy, Ltd.                                         9,564,569     752,005       0.1%
*   Panoramic Resources, Ltd.                                    1,865,498     389,565       0.0%
    Peet, Ltd.                                                   1,659,464   1,540,699       0.1%
#*  Peninsula Energy, Ltd.                                         209,095      53,878       0.0%
#   Perpetual, Ltd.                                                356,426  14,076,157       0.9%
#*  Perseus Mining, Ltd.                                         3,800,711     839,465       0.1%
#   Platinum Asset Management, Ltd.                                675,440   2,353,110       0.1%
    PMP, Ltd.                                                    2,327,074   1,157,515       0.1%
    Premier Investments, Ltd.                                      594,567   5,830,618       0.4%
*   Prima Biomed, Ltd.                                           1,409,121      33,720       0.0%
    Primary Health Care, Ltd.                                    3,326,526   8,434,735       0.5%
#   Prime Media Group, Ltd.                                      2,031,951     457,135       0.0%
    Pro Medicus, Ltd.                                               48,360     197,134       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
AUSTRALIA -- (Continued)
#   Programmed Maintenance Services, Ltd.                         1,818,274 $ 2,340,322       0.1%
#   Qube Holdings, Ltd.                                           3,449,390   6,780,984       0.4%
#   Quintis, Ltd.                                                 2,130,129   1,915,020       0.1%
#*  Ramelius Resources, Ltd.                                      2,806,418     848,879       0.1%
#   RCG Corp., Ltd.                                                 599,598     372,323       0.0%
    RCR Tomlinson, Ltd.                                           1,055,209   2,240,931       0.1%
    Reckon, Ltd.                                                    385,431     449,834       0.0%
*   Red 5, Ltd.                                                       9,022         216       0.0%
    Reece, Ltd.                                                     228,772   6,993,538       0.4%
#   Regis Healthcare, Ltd.                                          609,240   2,045,576       0.1%
    Regis Resources, Ltd.                                         2,702,494   6,711,782       0.4%
#   Reject Shop, Ltd. (The)                                         269,244     856,532       0.1%
#   Resolute Mining, Ltd.                                         6,772,221   6,287,922       0.4%
#   Retail Food Group, Ltd.                                       1,222,493   4,994,185       0.3%
    Ridley Corp., Ltd.                                            1,421,393   1,522,166       0.1%
*   RPMGlobal Holdings, Ltd.                                         30,702      13,785       0.0%
    Ruralco Holdings, Ltd.                                          151,750     325,847       0.0%
    RXP Services, Ltd.                                              132,638      84,386       0.0%
*   Salmat, Ltd.                                                    645,788     256,085       0.0%
    Sandfire Resources NL                                           802,453   3,474,728       0.2%
*   Saracen Mineral Holdings, Ltd.                                6,350,203   4,482,517       0.3%
#   SeaLink Travel Group, Ltd.                                       87,235     283,121       0.0%
#   Select Harvests, Ltd.                                           547,489   2,228,613       0.1%
*   Senetas Corp., Ltd.                                             131,335       9,828       0.0%
#*  Senex Energy, Ltd.                                            6,525,453   1,556,298       0.1%
#   Servcorp, Ltd.                                                  325,416   1,435,264       0.1%
    Service Stream, Ltd.                                          1,930,150   1,677,232       0.1%
#   Seven Group Holdings, Ltd.                                      559,015   4,637,363       0.3%
    Seven West Media, Ltd.                                        7,785,820   4,308,317       0.3%
    SG Fleet Group, Ltd.                                            176,890     480,466       0.0%
    Shine Corporate, Ltd.                                            15,573       6,193       0.0%
    Shriro Holdings, Ltd.                                            66,087      66,449       0.0%
    Sigma Pharmaceuticals, Ltd.                                   7,817,607   7,319,007       0.5%
#*  Silex Systems, Ltd.                                             511,695     170,582       0.0%
#   Silver Chef, Ltd.                                               121,311     707,290       0.0%
#*  Silver Lake Resources, Ltd.                                   4,060,760   1,451,559       0.1%
    Sims Metal Management, Ltd.                                   1,382,214  12,689,455       0.8%
*   Sino Gas & Energy Holdings, Ltd.                                240,068      16,657       0.0%
    Sirtex Medical, Ltd.                                            413,240   4,798,744       0.3%
#*  Slater & Gordon, Ltd.                                         2,016,208     138,864       0.0%
    SmartGroup Corp., Ltd.                                          128,784     622,110       0.0%
#   SMS Management & Technology, Ltd.                               575,318     689,089       0.0%
    Southern Cross Media Group, Ltd.                              3,965,374   3,832,594       0.2%
    Spark Infrastructure Group                                   11,913,246  22,214,185       1.4%
*   Specialty Fashion Group, Ltd.                                   786,397     317,012       0.0%
#   SpeedCast International, Ltd.                                   553,642   1,575,699       0.1%
#   Spotless Group Holdings, Ltd.                                 4,177,679   3,375,340       0.2%
*   St Barbara, Ltd.                                              3,864,261   7,920,594       0.5%
    Steadfast Group, Ltd.                                         3,073,816   6,250,001       0.4%
*   Strike Energy, Ltd.                                           1,576,787      93,533       0.0%
#*  Sundance Energy Australia, Ltd.                               5,832,497     435,488       0.0%
    Sunland Group, Ltd.                                             740,896     958,437       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
AUSTRALIA -- (Continued)
#   Super Retail Group, Ltd.                                      1,280,749 $  9,045,457       0.6%
#*  Syrah Resources, Ltd.                                           357,578      609,520       0.0%
    Tabcorp Holdings, Ltd.                                        3,586,818   12,743,164       0.8%
#   Tassal Group, Ltd.                                            1,154,941    3,855,850       0.2%
    Technology One, Ltd.                                          1,772,760    7,242,155       0.4%
#*  Ten Network Holdings, Ltd.                                    1,309,458      264,959       0.0%
    Thorn Group, Ltd.                                               695,608      668,928       0.0%
*   Tiger Resources, Ltd.                                         9,447,997      346,658       0.0%
#   Tox Free Solutions, Ltd.                                      1,181,498    1,954,503       0.1%
    Treasury Wine Estates, Ltd.                                     352,443    3,164,359       0.2%
*   Tribune Resources, Ltd.                                           3,093       14,123       0.0%
#*  Troy Resources, Ltd.                                          2,230,415      219,357       0.0%
#   Villa World, Ltd.                                               425,556      739,237       0.1%
#   Village Roadshow, Ltd.                                          831,506    2,258,580       0.1%
#*  Virgin Australia Holdings, Ltd.                              11,885,050    1,647,738       0.1%
#   Virtus Health, Ltd.                                             350,446    1,527,935       0.1%
#   Vita Group, Ltd.                                                233,830      397,961       0.0%
#   Vocus Group, Ltd.                                             4,330,071   10,915,915       0.7%
*   Watpac, Ltd.                                                    760,701      417,963       0.0%
    Webjet, Ltd.                                                    626,046    5,329,852       0.3%
    Webster, Ltd.                                                    23,507       24,094       0.0%
#*  Western Areas, Ltd.                                           2,274,784    3,775,356       0.2%
#*  Westgold Resources, Ltd.                                        820,999    1,200,682       0.1%
#*  Whitehaven Coal, Ltd.                                         4,143,411    8,475,472       0.5%
*   WorleyParsons, Ltd.                                             757,956    6,402,360       0.4%
    WPP AUNZ, Ltd.                                                2,447,007    2,134,115       0.1%
*   Yowie Group, Ltd.                                                40,157       13,051       0.0%
                                                                            ------------      ----
TOTAL AUSTRALIA                                                              811,404,694      49.4%
                                                                            ------------      ----
CHINA -- (0.1%)
#   BEP International Holdings, Ltd.                             27,870,000    1,395,168       0.1%
    K Wah International Holdings, Ltd.                              753,632      478,230       0.0%
                                                                            ------------      ----
TOTAL CHINA                                                                    1,873,398       0.1%
                                                                            ------------      ----
HONG KONG -- (25.7%)
#*  13 Holdings, Ltd. (The)                                          99,000       29,303       0.0%
    Aeon Credit Service Asia Co., Ltd.                              632,000      476,739       0.0%
    Aeon Stores Hong Kong Co., Ltd.                                 248,000      227,062       0.0%
    Agritrade Resources, Ltd.                                     3,065,000      562,983       0.0%
    Alco Holdings, Ltd.                                           1,614,000      420,747       0.0%
    Allan International Holdings                                     32,000        8,273       0.0%
    Allied Group, Ltd.                                              663,200    4,357,644       0.3%
    Allied Properties HK, Ltd.                                   12,007,857    2,839,185       0.2%
    Alltronics Holdings, Ltd.                                     1,072,000      652,788       0.0%
*   Anxian Yuan China Holdings, Ltd.                              3,100,000       31,482       0.0%
*   Apac Resources, Ltd.                                         31,747,350      484,866       0.0%
#*  Applied Development Holdings, Ltd.                            6,410,000      543,652       0.0%
    APT Satellite Holdings, Ltd.                                  3,008,500    1,630,340       0.1%
    Arts Optical International Hldgs, Ltd.                          730,000      275,967       0.0%
    Asia Financial Holdings, Ltd.                                 2,404,908    1,300,849       0.1%
*   Asia Investment Finance Group, Ltd.                           5,674,000       64,919       0.0%
*   Asia Satellite Telecommunications Holdings, Ltd.                934,500    1,123,182       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
HONG KONG -- (Continued)
    Asia Standard Hotel Group, Ltd.                              34,311,654 $1,764,470       0.1%
    Asia Standard International Group, Ltd.                      13,316,917  3,285,700       0.2%
    Associated International Hotels, Ltd.                           952,000  2,857,661       0.2%
*   Auto Italia Holdings                                          1,900,000     24,734       0.0%
*   BeijingWest Industries International, Ltd.                    1,043,600    211,595       0.0%
*   Bisu Technology Group International, Ltd.                        16,000     15,391       0.0%
    Bonjour Holdings, Ltd.                                       13,988,600    709,840       0.1%
    Bossini International Holdings, Ltd.                          3,699,500    221,206       0.0%
#   Bright Smart Securities & Commodities Group, Ltd.             5,254,000  1,550,470       0.1%
*   Brightoil Petroleum Holdings, Ltd.                            9,235,000  2,503,616       0.2%
#*  Brockman Mining, Ltd.                                        22,810,814    419,908       0.0%
*   Burwill Holdings, Ltd.                                       31,596,960    742,633       0.1%
    Cafe de Coral Holdings, Ltd.                                  2,438,000  7,927,400       0.5%
*   Cash Financial Services Group, Ltd.                           3,438,000    136,812       0.0%
#*  CCT Land Holdings, Ltd.                                      18,640,000     23,962       0.0%
    Century City International Holdings, Ltd.                     6,391,460    500,702       0.0%
#*  CGN Mining Co., Ltd.                                          1,940,000    169,343       0.0%
*   Champion Technology Holdings, Ltd.                           17,285,089    255,311       0.0%
    Chen Hsong Holdings                                           1,212,000    322,560       0.0%
    Cheuk Nang Holdings, Ltd.                                       659,127    455,736       0.0%
    Chevalier International Holdings, Ltd.                          820,989  1,323,401       0.1%
*   China Best Group Holding, Ltd.                                2,980,000     61,347       0.0%
*   China Billion Resources, Ltd.                                 2,438,000      9,716       0.0%
*   China Chuanglian Education Group, Ltd.                        4,664,000     80,340       0.0%
*   China Display Optoelectronics Technology Holdings, Ltd.       4,288,000    738,707       0.1%
*   China Energy Development Holdings, Ltd.                      52,140,000    535,943       0.0%
*   China Ever Grand Financial Leasing Group Co., Ltd.              810,000      8,016       0.0%
    China Flavors & Fragrances Co., Ltd.                          1,105,028    330,921       0.0%
*   China Fortune Financial Group, Ltd.                           4,320,000    138,729       0.0%
*   China Healthcare Enterprise Group, Ltd.                       7,756,000     96,662       0.0%
#   China LNG Group, Ltd.                                        54,300,000  1,137,135       0.1%
*   China Ludao Technology Co., Ltd.                                580,000    111,821       0.0%
*   China Medical & Healthcare Group, Ltd.                       42,916,800  2,123,177       0.1%
    China Metal International Holdings, Inc.                      2,670,000    827,011       0.1%
#   China Motor Bus Co., Ltd.                                        59,000    794,746       0.1%
*   China National Culture Group, Ltd.                            7,410,000     28,545       0.0%
#*  China Soft Power Technology Holdings, Ltd.                    4,998,000    147,145       0.0%
*   China Solar Energy Holdings, Ltd.                             1,669,500      7,244       0.0%
*   China Star Entertainment, Ltd.                                1,850,000     80,769       0.0%
#*  China Strategic Holdings, Ltd.                               61,981,250  1,185,487       0.1%
    China Ting Group Holdings, Ltd.                               2,565,151    153,295       0.0%
*   China Wah Yan Healthcare, Ltd.                               11,685,000     51,061       0.0%
#   Chinese Estates Holdings, Ltd.                                  545,500    838,015       0.1%
*   Chinlink International Holdings, Ltd.(BD5TLF4)                  544,800     98,057       0.0%
*   Chinlink International Holdings, Ltd.(BDFZDL2)                1,010,000    184,206       0.0%
    Chinney Investments, Ltd.                                     1,144,000    433,951       0.0%
    Chong Hing Bank, Ltd.                                           107,000    232,534       0.0%
    Chow Sang Sang Holdings International, Ltd.                   2,373,000  6,064,990       0.4%
    CHTC Fong's Industries Co., Ltd.                                 42,000     10,644       0.0%
    Chuang's China Investments, Ltd.                              7,881,407    536,603       0.0%
    Chuang's Consortium International, Ltd.                       7,007,043  1,439,810       0.1%
    CITIC Telecom International Holdings, Ltd.                   12,426,125  3,831,491       0.2%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
HONG KONG -- (Continued)
    CK Life Sciences International Holdings, Inc.                 22,846,000 $ 1,936,600       0.1%
*   CMMB Vision Holdings, Ltd.                                     7,384,000     384,652       0.0%
    CNQC International Holdings, Ltd.                              2,662,500     890,110       0.1%
    CNT Group, Ltd.                                                8,303,264     619,546       0.0%
*   Common Splendor International Health Industry Group, Ltd.      9,024,000     718,718       0.1%
*   Continental Holdings, Ltd.                                       450,000       7,780       0.0%
    Convenience Retail Asia, Ltd.                                    142,000      81,146       0.0%
*   Convoy Global Holdings, Ltd.                                  45,144,000   1,177,075       0.1%
#*  Cowell e Holdings, Inc.                                        1,993,000     636,778       0.0%
*   CP Lotus Corp.                                                11,880,000     187,849       0.0%
*   Crocodile Garments                                             2,085,000     281,309       0.0%
#   Cross-Harbour Holdings, Ltd. (The)                               889,956   1,338,455       0.1%
    CSI Properties, Ltd.                                          38,526,383   2,029,330       0.1%
#   CW Group Holdings, Ltd.                                        2,711,500     546,709       0.0%
    Dah Sing Banking Group, Ltd.                                   3,948,316   7,933,548       0.5%
#   Dah Sing Financial Holdings, Ltd.                              1,500,544  11,375,430       0.7%
    Dickson Concepts International, Ltd.                           1,282,500     458,260       0.0%
*   Ding He Mining Holdings, Ltd.                                  8,124,000      50,099       0.0%
*   Dragonite International, Ltd.                                     56,000      13,069       0.0%
    Dynamic Holdings, Ltd.                                            52,000      54,482       0.0%
    Eagle Nice International Holdings, Ltd.                        1,846,000     531,266       0.0%
    EcoGreen International Group, Ltd.                             1,634,640     359,277       0.0%
    Emperor Capital Group, Ltd.                                   31,083,000   2,673,421       0.2%
    Emperor Entertainment Hotel, Ltd.                              4,530,000   1,088,286       0.1%
    Emperor International Holdings, Ltd.                           9,154,753   2,824,458       0.2%
*   Emperor Watch & Jewellery, Ltd.                               26,450,000   1,173,068       0.1%
#*  Enerchina Holdings, Ltd.                                      13,042,500     369,885       0.0%
*   ENM Holdings, Ltd.                                            14,680,000   1,056,935       0.1%
*   EPI Holdings, Ltd.                                             1,950,001     113,768       0.0%
#*  Esprit Holdings, Ltd.                                         14,828,050  11,504,335       0.7%
*   eSun Holdings, Ltd.                                            4,444,000     530,706       0.0%
*   Eternity Investment, Ltd.                                        830,000      22,061       0.0%
#   Fairwood Holdings, Ltd.                                          719,100   2,786,295       0.2%
    Far East Consortium International, Ltd.                        9,468,288   4,514,045       0.3%
*   Far East Holdings International, Ltd.                            720,000      69,339       0.0%
    FIH Mobile, Ltd.                                              15,539,000   5,330,718       0.3%
    First Pacific Co., Ltd.                                        5,952,000   4,583,163       0.3%
    First Shanghai Investments, Ltd.                               5,368,000     737,153       0.1%
    Fountain SET Holdings, Ltd.                                    5,730,000     758,001       0.1%
    Four Seas Mercantile Holdings, Ltd.                              610,000     277,057       0.0%
*   Freeman FinTech Corp., Ltd.                                    8,440,000     536,499       0.0%
    Fulum Group Holdings, Ltd.                                        76,000       8,980       0.0%
#   Future Bright Holdings, Ltd.                                   3,288,000     346,094       0.0%
    G-Resources Group, Ltd.                                      169,647,600   3,009,768       0.2%
#*  GCL New Energy Holdings, Ltd.                                 27,622,000   1,453,747       0.1%
#*  Genscript Biotech Corp.                                        2,396,000   1,064,088       0.1%
#   Get Nice Financial Group, Ltd.                                   966,600     143,999       0.0%
#   Get Nice Holdings, Ltd.                                       41,752,000   1,448,925       0.1%
    Giordano International, Ltd.                                  11,262,000   6,045,393       0.4%
*   Global Brands Group Holding, Ltd.                             33,378,000   3,940,431       0.3%
    Glorious Sun Enterprises, Ltd.                                 4,328,000     561,948       0.0%
    Gold Peak Industries Holdings, Ltd.                            3,029,642     288,328       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
HONG KONG -- (Continued)
    Golden Resources Development International, Ltd.              3,330,500 $   231,057       0.0%
#*  Good Resources Holdings, Ltd.                                 9,720,000     499,537       0.0%
*   Grande Holdings, Ltd. (The)                                     882,000      39,649       0.0%
    Great Eagle Holdings, Ltd.                                      606,467   3,007,869       0.2%
    Guangnan Holdings, Ltd.                                       2,363,600     345,935       0.0%
    Guoco Group, Ltd.                                                 2,000      22,956       0.0%
#   Guotai Junan International Holdings, Ltd.                    24,430,797   7,652,673       0.5%
#   Haitong International Securities Group, Ltd.                 13,596,015   7,363,461       0.5%
    Hanison Construction Holdings, Ltd.                           2,103,649     372,410       0.0%
*   Hao Tian Development Group, Ltd.                             16,639,200     791,749       0.1%
    Harbour Centre Development, Ltd.                                935,500   1,705,622       0.1%
*   Henry Group Holdings, Ltd.                                      484,000      79,480       0.0%
    High Fashion International, Ltd.                                268,000      68,884       0.0%
    HKBN, Ltd.                                                    2,608,500   2,815,412       0.2%
*   HKR International, Ltd.                                       5,957,536   3,215,250       0.2%
    Hon Kwok Land Investment Co., Ltd.                              388,800     207,789       0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                        124,400     830,887       0.1%
*   Hong Kong Building & Loan Agency, Ltd. (The)                  1,200,000      43,135       0.0%
    Hong Kong Ferry Holdings Co., Ltd.                              855,300     989,252       0.1%
    Hong Kong Shanghai Alliance Holdings, Ltd.                    1,248,002     158,521       0.0%
*   Hong Kong Television Network, Ltd.                            2,787,751     633,770       0.0%
*   HongDa Financial Holding, Ltd.                                2,970,000     110,796       0.0%
#   Hongkong & Shanghai Hotels, Ltd. (The)                        2,098,612   2,461,299       0.2%
    Hongkong Chinese, Ltd.                                        5,038,000     944,803       0.1%
    Hop Hing Group Holdings, Ltd.                                10,176,000     345,930       0.0%
    Hopewell Holdings, Ltd.                                       3,345,000  12,783,103       0.8%
#*  Hsin Chong Group Holdings, Ltd.                              13,109,658     589,891       0.0%
#*  Huarong Investment Stock Corp., Ltd.                            490,000      86,362       0.0%
    Huisheng International Holdings, Ltd.                         3,328,000     198,918       0.0%
    Hung Hing Printing Group, Ltd.                                2,628,000     526,677       0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.        12,042,000   3,558,749       0.2%
*   I-CABLE Communications, Ltd.                                  4,761,000     360,970       0.0%
#   IGG, Inc.                                                     7,821,000  11,867,174       0.7%
*   Imagi International Holdings, Ltd.                            2,142,300     233,734       0.0%
*   International Standard Resources Holdings, Ltd.              15,485,250     165,056       0.0%
*   iOne Holdings, Ltd.                                          14,160,000     509,118       0.0%
    IPE Group, Ltd.                                               3,345,000     873,001       0.1%
*   IRC, Ltd.                                                    10,590,266     408,576       0.0%
    IT, Ltd.                                                      4,344,532   1,835,102       0.1%
    ITC Corp., Ltd.                                               2,839,150     244,492       0.0%
    ITC Properties Group, Ltd.                                    5,487,001   2,142,803       0.1%
*   Jinhui Holdings Co., Ltd.                                       102,000      12,752       0.0%
    Johnson Electric Holdings, Ltd.                               2,290,250   7,042,909       0.4%
    Kader Holdings Co., Ltd.                                         92,000       8,745       0.0%
    Kam Hing International Holdings, Ltd.                         1,830,000     119,829       0.0%
*   Kantone Holdings, Ltd.                                          919,364      74,362       0.0%
    Karrie International Holdings, Ltd.                           1,478,000     212,580       0.0%
    Keck Seng Investments                                           878,600     744,763       0.1%
    Kerry Logistics Network, Ltd.                                 2,186,000   3,077,554       0.2%
    Kingmaker Footwear Holdings, Ltd.                             1,914,955     543,548       0.0%
    Kingston Financial Group, Ltd.                                1,151,000     397,591       0.0%
*   Kong Sun Holdings, Ltd.                                       2,325,000     122,538       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
HONG KONG -- (Continued)
#   Kowloon Development Co., Ltd.                                  2,541,000 $ 2,810,804       0.2%
#*  KuangChi Science, Ltd.                                         2,401,000     955,973       0.1%
*   Kwan On Holdings, Ltd.                                         2,110,000     511,946       0.0%
    Kwoon Chung Bus Holdings, Ltd.                                    44,000      24,092       0.0%
    L'Occitane International SA                                      742,000   1,560,779       0.1%
*   L'sea Resources International Holdings, Ltd.                   5,480,000      70,501       0.0%
    Lai Sun Development Co., Ltd.                                 92,468,345   2,601,349       0.2%
    Lai Sun Garment International, Ltd.                            3,347,156     958,828       0.1%
    Lam Soon Hong Kong, Ltd.                                         302,310     420,447       0.0%
#*  Landing International Development, Ltd.                      264,680,000   2,207,995       0.1%
    Landsea Green Properties Co., Ltd.                               948,000      80,397       0.0%
*   LEAP Holdings Group, Ltd.                                      2,220,000      69,639       0.0%
    Lifestyle International Holdings, Ltd.                         2,021,000   2,883,521       0.2%
*   Lifestyle Properties Development, Ltd.                            68,000      45,291       0.0%
    Lippo China Resources, Ltd.                                   20,922,000     671,948       0.1%
    Lippo, Ltd.                                                    1,161,700     716,091       0.1%
    Lisi Group Holdings, Ltd.                                     10,142,000     834,934       0.1%
#   Liu Chong Hing Investment, Ltd.                                1,299,200   2,050,466       0.1%
#   Luk Fook Holdings International, Ltd.                          3,243,000  11,849,222       0.7%
    Luks Group Vietnam Holdings Co., Ltd.                            514,913     179,947       0.0%
    Lung Kee Bermuda Holdings                                      1,609,875     755,138       0.1%
#*  Macau Legend Development, Ltd.                                17,322,000   3,157,816       0.2%
    Magnificent Hotel Investment, Ltd.                            13,170,000     319,838       0.0%
#   Major Holdings, Ltd.                                             780,000     119,394       0.0%
*   Man Sang International, Ltd.                                     132,000       7,813       0.0%
    Man Wah Holdings, Ltd.                                        13,578,800  11,244,359       0.7%
#*  Mason Financial Holdings, Ltd.                                46,633,399     712,455       0.1%
#   Master Glory Group, Ltd.(BYTP1T9)                             41,810,592   1,095,148       0.1%
    Master Glory Group, Ltd.(BYTP1T9)                                394,860      10,356       0.0%
    Matrix Holdings, Ltd.                                          1,067,414     421,461       0.0%
    Melbourne Enterprises, Ltd.                                       39,500     916,740       0.1%
    Melco International Development, Ltd.                          5,011,000  10,287,907       0.6%
#*  Midland Holdings, Ltd.                                         5,182,000   1,370,654       0.1%
#*  Midland IC&I, Ltd.                                            25,910,000     153,061       0.0%
    Ming Fai International Holdings, Ltd.                          2,148,000     331,267       0.0%
    Miramar Hotel & Investment                                       910,000   1,981,378       0.1%
    Modern Dental Group, Ltd.                                        150,000      57,660       0.0%
*   Mongolian Mining Corp.                                         9,438,000     297,489       0.0%
    NagaCorp, Ltd.                                                11,214,000   6,226,130       0.4%
    Nanyang Holdings, Ltd.                                           133,500     753,451       0.1%
    National Electronic Hldgs                                      2,668,600     384,418       0.0%
*   National United Resources Holdings, Ltd.                      18,280,000     125,261       0.0%
*   Neo-Neon Holdings, Ltd.                                        2,337,500     300,391       0.0%
*   Neptune Group, Ltd.                                            1,105,000      61,035       0.0%
*   NetMind Financial Holdings, Ltd.                             133,296,000     770,299       0.1%
*   New Century Group Hong Kong, Ltd.                             13,351,464     240,049       0.0%
*   NEW Concepts Holdings, Ltd.                                      608,000     273,519       0.0%
*   New Times Energy Corp., Ltd.                                   5,238,600     225,551       0.0%
#   Newocean Energy Holdings, Ltd.                                 8,052,000   2,430,259       0.2%
*   Next Digital, Ltd.                                             4,295,183     193,162       0.0%
*   Nine Express, Ltd.                                            11,388,000     467,801       0.0%
*   O Luxe Holdings, Ltd.                                         11,362,500   1,227,711       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
HONG KONG -- (Continued)
    On Time Logistics Holdings, Ltd.                                498,000 $  243,300       0.0%
#   OP Financial Investments, Ltd.                                  828,000    304,046       0.0%
*   Orange Sky Golden Harvest Entertainment Holdings, Ltd.        9,759,706    990,711       0.1%
    Orient Overseas International, Ltd.                           1,483,500  7,919,556       0.5%
#   Oriental Watch Holdings                                       3,070,800    714,135       0.1%
*   Pacific Andes International Holdings, Ltd.                   19,435,067     68,462       0.0%
*   Pacific Basin Shipping, Ltd.                                 30,220,000  5,924,990       0.4%
*   Pacific Plywood Holdings, Ltd.                                2,200,000    118,752       0.0%
#   Pacific Textiles Holdings, Ltd.                               6,707,000  7,440,789       0.5%
    Pak Fah Yeow International, Ltd.                                  5,000      2,270       0.0%
    Paliburg Holdings, Ltd.                                       3,104,830  1,096,941       0.1%
*   Pan Asia Environmental Protection Group, Ltd.                   214,000     26,118       0.0%
#*  Paradise Entertainment, Ltd.                                  3,652,000    643,696       0.0%
*   Pearl Oriental Oil, Ltd.                                     11,849,400    375,922       0.0%
*   Pegasus Entertainment Holdings, Ltd.                            664,000     19,255       0.0%
    Pegasus International Holdings, Ltd.                            226,000     35,446       0.0%
    Perfect Shape Beauty Technology, Ltd.                         1,172,000    123,482       0.0%
#   Pico Far East Holdings, Ltd.                                  5,478,000  2,216,909       0.1%
    Playmates Holdings, Ltd.                                        692,000  1,104,511       0.1%
    Playmates Toys, Ltd.                                          6,208,000  1,107,763       0.1%
#   Pokfulam Development Co.                                        234,000    538,000       0.0%
    Polytec Asset Holdings, Ltd.                                 11,323,526    917,805       0.1%
    Public Financial Holdings, Ltd.                               3,102,000  1,435,226       0.1%
    PuraPharm Corp., Ltd.                                           137,000     61,260       0.0%
*   PYI Corp., Ltd.                                              24,147,973    522,452       0.0%
*   Qianhai Health Holdings, Ltd.                                   157,499      1,495       0.0%
    Raymond Industrial, Ltd.                                         30,400      4,373       0.0%
#   Regal Hotels International Holdings, Ltd.                     2,871,800  1,899,913       0.1%
*   Regent Pacific Group, Ltd.                                    1,470,000     76,439       0.0%
#   Regina Miracle International Holdings, Ltd.                   1,028,000    803,482       0.1%
#*  Rentian Technology Holdings, Ltd.                             9,610,000    525,250       0.0%
    Rivera Holdings, Ltd.                                         5,710,000    484,381       0.0%
*   Runway Global Holdings Co., Ltd.                                588,000     74,845       0.0%
    SA SA International Holdings, Ltd.                           11,234,688  4,807,479       0.3%
    Safety Godown Co., Ltd.                                         400,000    973,875       0.1%
    SAS Dragon Holdings, Ltd.                                     2,120,000    504,778       0.0%
#   SEA Holdings, Ltd.                                            1,172,000  2,943,494       0.2%
*   SEEC Media Group, Ltd.                                        6,100,000     86,936       0.0%
    Shangri-La Asia, Ltd.                                           360,000    515,234       0.0%
#   Shenwan Hongyuan HK, Ltd.                                     4,201,250  1,617,372       0.1%
*   Shougang Concord Grand Group, Ltd.                            1,158,000     36,468       0.0%
    Shun Ho Property Investments, Ltd.                            1,254,757    475,914       0.0%
*   Shun Tak Holdings, Ltd.                                      13,985,419  5,103,420       0.3%
*   Silver base Group Holdings, Ltd.                              3,641,515    231,633       0.0%
*   Sincere Watch Hong Kong, Ltd.                                 4,450,000    108,626       0.0%
    Sing Tao News Corp., Ltd.                                     1,974,000    261,177       0.0%
#*  Singamas Container Holdings, Ltd.                            11,232,000  1,920,043       0.1%
    SIS International Holdings                                       34,000     17,921       0.0%
    SITC International Holdings Co., Ltd.                         1,906,000  1,365,311       0.1%
    Sitoy Group Holdings, Ltd.                                    1,409,000    287,813       0.0%
    Sky Light Holdings, Ltd.                                        224,000     60,921       0.0%
#*  Skyway Securities Group, Ltd.                                12,270,000    646,082       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
HONG KONG -- (Continued)
    SmarTone Telecommunications Holdings, Ltd.                    3,918,031 $ 5,487,071       0.3%
*   SOCAM Development, Ltd.                                       1,744,771     472,867       0.0%
*   Solartech International Holdings, Ltd.                       11,280,000     645,346       0.0%
*   Solomon Systech International, Ltd.                          10,100,000     486,626       0.0%
    Soundwill Holdings, Ltd.                                        552,000   1,363,955       0.1%
*   South China Assets Holdings, Ltd.                             1,679,170      12,924       0.0%
*   South China Financial Holdings, Ltd.                         16,950,000     143,596       0.0%
*   South China Holdings Co., Ltd.                               17,774,503     734,220       0.1%
    Stella International Holdings, Ltd.                           1,749,000   3,039,819       0.2%
*   Stelux Holdings International, Ltd.                           3,011,400     216,683       0.0%
    Strong Petrochemical Holdings, Ltd.                             378,000      32,026       0.0%
*   Success Universe Group, Ltd.                                  6,716,000     191,475       0.0%
    Sun Hing Vision Group Holdings, Ltd.                            358,000     130,400       0.0%
    Sun Hung Kai & Co., Ltd.                                      4,771,429   3,548,630       0.2%
    Sunwah Kingsway Capital Holdings, Ltd.                        7,690,000     122,490       0.0%
#   TAI Cheung Holdings, Ltd.                                     2,114,000   1,988,188       0.1%
    Tai Sang Land Development, Ltd.                                 781,910     512,228       0.0%
*   Tai United Holdings, Ltd.                                       110,000      17,805       0.0%
*   Talent Property Group, Ltd.                                  14,355,000     234,211       0.0%
#   Tan Chong International, Ltd.                                 1,176,000     364,469       0.0%
    Tao Heung Holdings, Ltd.                                      1,166,000     319,185       0.0%
    Television Broadcasts, Ltd.                                   2,183,300   8,392,612       0.5%
*   Termbray Industries International Holdings, Ltd.              2,304,900     180,596       0.0%
    Tern Properties Co., Ltd.                                        51,200      31,595       0.0%
#   Texwinca Holdings, Ltd.                                       6,986,000   4,676,750       0.3%
    Tian Teck Land, Ltd.                                          1,024,000   1,154,561       0.1%
    TK Group Holdings, Ltd.                                          70,000      23,387       0.0%
*   Tom Group, Ltd.                                                 802,000     192,572       0.0%
#   Town Health International Medical Group, Ltd.                 2,672,000     422,374       0.0%
    Tradelink Electronic Commerce, Ltd.                           5,562,000   1,136,288       0.1%
#   Transport International Holdings, Ltd.                        1,298,941   4,039,588       0.3%
#*  Trinity, Ltd.                                                 8,046,000     579,189       0.0%
*   Tristate Holdings, Ltd.                                         100,000      21,214       0.0%
*   TSC Group Holdings, Ltd.                                      3,386,000     347,831       0.0%
#   Tsui Wah Holdings, Ltd.                                       1,840,000     288,218       0.0%
*   United Laboratories International Holdings, Ltd. (The)        5,776,000   3,621,601       0.2%
*   Universal Technologies Holdings, Ltd.                         7,410,000     252,336       0.0%
*   Up Energy Development Group, Ltd.                             3,929,000      12,224       0.0%
    Upbest Group, Ltd.                                               72,000      10,442       0.0%
*   Value Convergence Holdings, Ltd.                              3,156,000     624,418       0.0%
    Vanke Property Overseas, Ltd.                                    49,000      31,001       0.0%
    Vantage International Holdings, Ltd.                          3,160,000     466,260       0.0%
    Varitronix International, Ltd.                                2,769,293   1,313,370       0.1%
    Vedan International Holdings, Ltd.                            3,360,000     409,721       0.0%
    Victory City International Holdings, Ltd.                    24,573,660     852,659       0.1%
#   Vitasoy International Holdings, Ltd.                          5,537,000  10,929,571       0.7%
*   VS International Group, Ltd.                                    488,000      21,331       0.0%
#   VST Holdings, Ltd.                                            5,221,600   1,818,215       0.1%
    VTech Holdings, Ltd.                                            854,500  10,821,392       0.7%
    Wai Kee Holdings, Ltd.                                        7,640,738   3,716,184       0.2%
    Wang On Group, Ltd.                                           5,160,000      46,443       0.0%
    Win Hanverky Holdings, Ltd.                                   2,734,000     400,148       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
HONG KONG -- (Continued)
*   Winfull Group Holdings, Ltd.                                  9,512,000 $    232,414       0.0%
    Wing On Co. International, Ltd.                                 759,000    2,541,954       0.2%
    Wing Tai Properties, Ltd.                                     1,923,331    1,273,273       0.1%
    Wonderful Sky Financial Group Holdings, Ltd.                    832,000      226,519       0.0%
    Wong's International Holdings, Ltd.                             737,641      309,178       0.0%
    Wong's Kong King International                                  322,000       36,197       0.0%
    Xinyi Glass Holdings, Ltd.                                   17,658,000   15,647,317       1.0%
    Yangtzekiang Garment, Ltd.                                      606,500      225,624       0.0%
*   Yat Sing Holdings, Ltd.                                         190,000       98,672       0.0%
*   Yau Lee Holdings, Ltd.                                          424,000       58,250       0.0%
    Yeebo International Holdings, Ltd.                            2,890,000    1,396,185       0.1%
    YGM Trading, Ltd.                                               447,000      477,074       0.0%
*   YT Realty Group, Ltd.                                           749,000      225,435       0.0%
    Yugang International, Ltd.                                   90,818,000    1,995,664       0.1%
                                                                            ------------      ----
TOTAL HONG KONG                                                              477,173,629      29.1%
                                                                            ------------      ----
NEW ZEALAND -- (6.8%)
#*  a2 Milk Co., Ltd.                                             2,232,826    5,176,974       0.3%
    Abano Healthcare Group, Ltd.                                     30,725      182,697       0.0%
    Air New Zealand, Ltd.                                         3,693,701    6,463,723       0.4%
    Arvida Group, Ltd.                                               66,892       59,280       0.0%
    Briscoe Group, Ltd.                                               2,235        6,243       0.0%
    Chorus, Ltd.                                                  2,223,591    6,849,608       0.4%
    Colonial Motor Co., Ltd. (The)                                  144,588      765,481       0.1%
    Comvita, Ltd.                                                     2,780       13,374       0.0%
    Contact Energy, Ltd.                                          2,185,084    7,816,404       0.5%
    EBOS Group, Ltd.                                                451,590    5,668,294       0.4%
    Freightways, Ltd.                                               974,609    5,008,328       0.3%
    Genesis Energy, Ltd.                                            968,338    1,418,535       0.1%
    Hallenstein Glasson Holdings, Ltd.                              242,445      536,069       0.0%
    Heartland Bank, Ltd.                                            907,605    1,032,836       0.1%
    Infratil, Ltd.                                                3,268,694    6,621,078       0.4%
    Kathmandu Holdings, Ltd.                                        704,766      969,777       0.1%
#   Mainfreight, Ltd.                                               539,049    8,177,745       0.5%
    Methven, Ltd.                                                    93,877       77,331       0.0%
    Metlifecare, Ltd.                                               600,280    2,393,151       0.2%
    Metro Performance Glass, Ltd.                                    49,156       46,601       0.0%
    Millennium & Copthorne Hotels New Zealand, Ltd.                 395,725      785,194       0.1%
    New Zealand Oil & Gas, Ltd.                                   1,659,791      707,746       0.0%
    New Zealand Refining Co., Ltd. (The)                            616,799      989,424       0.1%
    NZME, Ltd.                                                      945,851      584,716       0.0%
    NZX, Ltd.                                                       952,265      699,759       0.0%
    Opus International Consultants, Ltd.                             12,925        9,225       0.0%
*   Orion Health Group, Ltd.                                          4,001        3,846       0.0%
*   Pacific Edge, Ltd.                                              442,720      179,637       0.0%
    PGG Wrightson, Ltd.                                             999,976      385,197       0.0%
#   Port of Tauranga, Ltd.                                        2,576,525    7,266,785       0.4%
    Restaurant Brands New Zealand, Ltd.                             593,355    2,166,943       0.1%
*   Rubicon, Ltd.                                                 1,442,620      222,136       0.0%
    Ryman Healthcare, Ltd.                                        1,373,542    8,135,375       0.5%
    Sanford, Ltd.                                                   382,357    1,912,776       0.1%
    Scales Corp., Ltd.                                               53,761      122,179       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
NEW ZEALAND -- (Continued)
    Scott Technology, Ltd.                                          45,734 $     95,435       0.0%
#   Skellerup Holdings, Ltd.                                       563,985      584,705       0.0%
    SKY Network Television, Ltd.                                 2,080,268    5,510,020       0.3%
    SKYCITY Entertainment Group, Ltd.                            5,292,424   15,824,989       1.0%
    Steel & Tube Holdings, Ltd.                                    441,625      729,952       0.0%
    Summerset Group Holdings, Ltd.                                 726,765    2,593,966       0.2%
    Tilt Renewables, Ltd.                                           87,581      129,602       0.0%
    Tourism Holdings, Ltd.                                         387,215      980,930       0.1%
    Tower, Ltd.                                                    887,040      742,671       0.0%
    Trade Me Group, Ltd.                                         1,783,440    6,494,289       0.4%
    Trustpower, Ltd.                                               142,383      469,445       0.0%
    Vector, Ltd.                                                 1,381,288    3,063,911       0.2%
    Warehouse Group, Ltd. (The)                                    698,604    1,011,329       0.1%
*   Xero, Ltd.                                                     198,644    2,963,933       0.2%
#   Z Energy, Ltd.                                                 365,111    1,868,470       0.1%
                                                                           ------------       ---
TOTAL NEW ZEALAND                                                           126,518,114       7.7%
                                                                           ------------       ---
SINGAPORE -- (11.3%)
*   Abterra, Ltd.                                                  531,800      131,871       0.0%
    Accordia Golf Trust                                          3,087,100    1,645,765       0.1%
    Amara Holdings, Ltd.                                           922,800      376,807       0.0%
    Ascendas India Trust                                         1,466,300    1,208,338       0.1%
*   ASL Marine Holdings, Ltd.                                      278,850       27,301       0.0%
    Baker Technology, Ltd.                                         289,580      134,643       0.0%
#*  Banyan Tree Holdings, Ltd.                                   1,022,900      392,282       0.0%
#   Best World International, Ltd.                               1,033,625    1,862,146       0.1%
    Bonvests Holdings, Ltd.                                        950,000      903,768       0.1%
*   Boustead Projects, Ltd.                                        497,612      304,549       0.0%
    Boustead Singapore, Ltd.                                     1,827,636    1,164,286       0.1%
    Breadtalk Group, Ltd.                                          894,200      863,868       0.1%
#   Broadway Industrial Group, Ltd.                                835,330       85,307       0.0%
#   Bukit Sembawang Estates, Ltd.                                  641,803    2,747,623       0.2%
    Bund Center Investment, Ltd.                                   659,825      379,857       0.0%
#   Centurion Corp., Ltd.                                          825,900      257,290       0.0%
#   China Aviation Oil Singapore Corp., Ltd.                     2,336,199    2,707,198       0.2%
    China Sunsine Chemical Holdings, Ltd.                           67,200       38,544       0.0%
    Chip Eng Seng Corp., Ltd.                                    3,445,300    1,821,914       0.1%
    Chuan Hup Holdings, Ltd.                                     3,853,500      703,187       0.1%
    CITIC Envirotech, Ltd.                                         202,800      113,710       0.0%
#*  Cityneon Holdings, Ltd.                                        486,200      313,154       0.0%
    Civmec, Ltd.                                                   162,700       76,397       0.0%
#*  COSCO Shipping International Singapore Co,. Ltd.             8,095,300    1,653,350       0.1%
*   Creative Technology, Ltd.                                      272,200      194,939       0.0%
    CSE Global, Ltd.                                             3,443,600    1,281,986       0.1%
#*  CWT, Ltd.                                                    1,799,000    2,952,338       0.2%
#   Del Monte Pacific, Ltd.                                      2,363,364      567,759       0.0%
#   Delfi, Ltd.                                                    788,500    1,292,444       0.1%
*   DMX Technologies Group, Ltd.                                 2,096,000       30,260       0.0%
    Duty Free International, Ltd.                                   42,700       12,843       0.0%
*   Dyna-Mac Holdings, Ltd.                                      2,007,300      215,349       0.0%
    Elec & Eltek International Co., Ltd.                           147,000      214,821       0.0%
    EnGro Corp., Ltd.                                              354,000      239,034       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
SINGAPORE -- (Continued)
#*  Ezion Holdings, Ltd.                                         12,591,378 $2,696,447       0.2%
#*  Ezra Holdings, Ltd.                                          19,242,923    151,503       0.0%
*   Falcon Energy Group, Ltd.                                     1,910,000    150,583       0.0%
    Far East Orchard, Ltd.                                        1,074,985  1,255,550       0.1%
#   First Resources, Ltd.                                         4,935,500  6,617,806       0.4%
*   First Ship Lease Trust                                          160,900     11,862       0.0%
    First Sponsor Group, Ltd.                                       440,661    419,309       0.0%
    Food Empire Holdings, Ltd.                                    1,418,200    558,385       0.0%
    Fragrance Group, Ltd.                                         6,077,000    727,739       0.1%
    Frasers Centrepoint, Ltd.                                       516,700    702,416       0.0%
    Fu Yu Corp., Ltd.                                             1,622,200    278,494       0.0%
#*  Gallant Venture, Ltd.                                         4,992,500    491,696       0.0%
*   Geo Energy Resources, Ltd.                                    1,750,000    406,465       0.0%
    GK Goh Holdings, Ltd.                                         1,484,065    952,040       0.1%
    GL, Ltd.                                                      3,401,300  1,887,365       0.1%
    Golden Agri-Resources, Ltd.                                  21,616,800  5,561,110       0.3%
    GP Batteries International, Ltd.                                235,000    138,538       0.0%
    GP Industries, Ltd.                                           2,567,609  1,094,799       0.1%
    GSH Corp., Ltd.                                                  60,860     22,208       0.0%
    GuocoLand, Ltd.                                                 827,514  1,081,137       0.1%
#*  Halcyon Agri Corp., Ltd.                                      1,695,148    757,421       0.1%
    Hanwell Holdings, Ltd.                                        1,842,619    403,577       0.0%
    Haw Par Corp., Ltd.                                              51,000    372,644       0.0%
#   Health Management International, Ltd.                         1,380,330    603,580       0.0%
    Hi-P International, Ltd.                                      1,271,600    628,353       0.0%
    Hiap Hoe, Ltd.                                                  498,000    249,117       0.0%
    Ho Bee Land, Ltd.                                             1,604,700  2,800,226       0.2%
    Hong Fok Corp., Ltd.                                          3,551,394  2,062,788       0.1%
    Hong Leong Asia, Ltd.                                           716,300    572,388       0.0%
#   Hong Leong Finance, Ltd.                                        123,300    247,240       0.0%
    Hotel Grand Central, Ltd.                                     1,461,261  1,495,202       0.1%
    Hour Glass, Ltd. (The)                                        1,814,832    897,562       0.1%
    Hutchison Port Holdings Trust                                 2,064,500    835,767       0.1%
    Hwa Hong Corp., Ltd.                                          2,123,500    477,595       0.0%
#   Hyflux, Ltd.                                                  3,262,300  1,295,734       0.1%
    Indofood Agri Resources, Ltd.                                 3,432,100  1,199,293       0.1%
*   InnoTek, Ltd.                                                   408,900    113,908       0.0%
*   IPC Corp., Ltd.                                                 225,970     80,311       0.0%
    Isetan Singapore, Ltd.                                          119,000    331,373       0.0%
#   Japfa, Ltd.                                                   2,179,700    944,450       0.1%
    k1 Ventures, Ltd.                                             1,005,220    517,913       0.0%
    Keppel Infrastructure Trust                                   7,667,932  2,855,046       0.2%
#   Keppel Telecommunications & Transportation, Ltd.              1,369,300  1,754,424       0.1%
    Koh Brothers Group, Ltd.                                      1,432,000    312,223       0.0%
#*  KrisEnergy, Ltd.                                              1,190,300    133,521       0.0%
    KSH Holdings, Ltd.                                              124,700     77,205       0.0%
    Lian Beng Group, Ltd.                                         2,253,500    968,641       0.1%
    Low Keng Huat Singapore, Ltd.                                   889,800    416,314       0.0%
    Lum Chang Holdings, Ltd.                                      1,094,030    276,319       0.0%
#   M1, Ltd.                                                      2,667,000  4,142,683       0.3%
#   Mandarin Oriental International, Ltd.                           264,900    378,545       0.0%
*   Mermaid Maritime PCL                                            274,000     37,064       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
SINGAPORE -- (Continued)
    Metro Holdings, Ltd.                                          2,725,692 $ 2,252,752       0.1%
    Mewah International, Inc.                                        89,000      21,304       0.0%
    Midas Holdings, Ltd.                                          8,558,700   1,378,115       0.1%
*   Nam Cheong, Ltd.                                              7,506,340      91,125       0.0%
    Nera Telecommunications, Ltd.                                 1,143,400     314,646       0.0%
    New Toyo International Holdings, Ltd.                         1,624,000     337,285       0.0%
#*  Noble Group, Ltd.                                            75,184,800   7,684,816       0.5%
    NSL, Ltd.                                                       409,900     431,361       0.0%
    Olam International, Ltd.                                        290,300     396,971       0.0%
    OUE, Ltd.                                                     1,996,500   2,928,348       0.2%
#   Overseas Education, Ltd.                                         65,300      17,665       0.0%
#   Oxley Holdings, Ltd.                                          1,882,900     767,647       0.1%
    Pacc Offshore Services Holdings, Ltd.                           516,900     122,185       0.0%
    Pan-United Corp., Ltd.                                        1,948,600   1,025,591       0.1%
    Penguin International, Ltd.                                     446,032      89,085       0.0%
    Perennial Real Estate Holdings, Ltd.                             97,800      61,961       0.0%
#   Q&M Dental Group Singapore, Ltd.                              2,188,300   1,126,994       0.1%
    QAF, Ltd.                                                     1,359,162   1,303,352       0.1%
*   Raffles Education Corp., Ltd.                                 4,176,710     598,027       0.0%
#   Raffles Medical Group, Ltd.                                   4,704,473   4,712,278       0.3%
    RHT Health Trust                                              2,698,700   1,825,924       0.1%
*   Rickmers Maritime                                             1,008,350      14,074       0.0%
#   Riverstone Holdings, Ltd.                                     1,089,000     689,524       0.0%
    Rotary Engineering, Ltd.                                      1,499,400     418,213       0.0%
#*  Rowsley, Ltd.                                                 1,998,900     122,821       0.0%
    Roxy-Pacific Holdings, Ltd.                                     297,500     107,969       0.0%
    San Teh, Ltd.                                                   248,387      38,454       0.0%
    SATS, Ltd.                                                    2,695,900   9,830,591       0.6%
    SBS Transit, Ltd.                                               926,200   1,788,764       0.1%
#   SembCorp Industries, Ltd.                                     3,431,700   7,435,504       0.5%
#   SembCorp Marine, Ltd.                                         3,524,400   4,102,789       0.3%
    Sheng Siong Group, Ltd.                                       4,266,400   2,991,973       0.2%
#   SHS Holdings, Ltd.                                            2,304,100     395,544       0.0%
    SIA Engineering Co., Ltd.                                       250,100     669,310       0.0%
#*  SIIC Environment Holdings, Ltd.                               4,553,020   1,727,179       0.1%
#   Sinarmas Land, Ltd.                                           6,897,100   2,245,202       0.1%
    Sing Holdings, Ltd.                                           1,150,700     300,612       0.0%
    Sing Investments & Finance, Ltd.                                297,675     315,537       0.0%
#   Singapore Post, Ltd.                                         10,740,900  10,598,792       0.7%
    Singapore Reinsurance Corp., Ltd.                             1,514,530     340,234       0.0%
    Singapore Shipping Corp., Ltd.                                1,640,700     323,516       0.0%
*   Singapura Finance, Ltd.                                         348,124     271,591       0.0%
#   Sino Grandness Food Industry Group, Ltd.                      4,336,435     744,052       0.1%
    Stamford Land Corp., Ltd.                                     3,188,100   1,224,019       0.1%
#   StarHub, Ltd.                                                   676,100   1,348,190       0.1%
    Straco Corp., Ltd.                                              130,000      76,260       0.0%
    Sunningdale Tech, Ltd.                                          793,060     963,611       0.1%
*   SunVic Chemical Holdings, Ltd.                                1,137,845      71,596       0.0%
#*  Swiber Holdings, Ltd.                                         2,895,250      84,755       0.0%
*   Tat Hong Holdings, Ltd.                                       2,662,560     761,525       0.1%
    Tiong Woon Corp. Holding, Ltd.                                  228,100      44,508       0.0%
#   Tuan Sing Holdings, Ltd.                                      4,167,162     972,449       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
SINGAPORE -- (Continued)
     UMS Holdings, Ltd.                                            2,656,700 $    1,814,685        0.1%
     United Engineers, Ltd.                                        3,272,728      6,739,184        0.4%
#    United Industrial Corp., Ltd.                                   131,352        297,061        0.0%
     United Overseas Insurance, Ltd.                                 181,850        687,987        0.0%
     UOB-Kay Hian Holdings, Ltd.                                   1,955,133      1,974,089        0.1%
#    UOL Group, Ltd.                                               2,062,964     10,685,015        0.7%
#    UPP Holdings, Ltd.                                            3,076,900        638,667        0.0%
     Valuetronics Holdings, Ltd.                                   1,659,500        967,568        0.1%
     Venture Corp., Ltd.                                           1,994,100     17,403,323        1.1%
#    Vibrant Group, Ltd.                                           1,974,019        544,925        0.0%
     Vicom, Ltd.                                                     119,500        490,828        0.0%
     Wee Hur Holdings, Ltd.                                        2,670,400        458,896        0.0%
     Wheelock Properties Singapore, Ltd.                           1,916,900      2,556,958        0.2%
     Wing Tai Holdings, Ltd.                                       3,573,667      4,831,419        0.3%
     Yeo Hiap Seng, Ltd.                                             223,731        217,493        0.0%
     YHI International, Ltd.                                         176,200         42,553        0.0%
*    Yongnam Holdings, Ltd.                                        2,977,200        436,702        0.0%
#*   Yuuzoo Corp., Ltd.                                            4,202,500        240,103        0.0%
     Zhongmin Baihui Retail Group, Ltd.                               26,900         20,982        0.0%
                                                                             --------------      -----
TOTAL SINGAPORE                                                                 209,913,835       12.8%
                                                                             --------------      -----
TOTAL COMMON STOCKS                                                           1,626,883,670       99.1%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*    Centrebet International, Ltd. Claim Units Rights                 81,336             --        0.0%
*    Centrebet International, Ltd. Litigation Rights                  81,336             --        0.0%
                                                                             --------------      -----
TOTAL AUSTRALIA                                                                          --        0.0%
                                                                             --------------      -----
HONG KONG -- (0.0%)
*    Enviro Energy International Holdings, Ltd. Warrants 11/17/16  1,171,800             --        0.0%
*    International Standard Resources Holdings, Ltd. Warrants
       5/10/18                                                     3,097,050             --        0.0%
                                                                             --------------      -----
TOTAL HONG KONG                                                                          --        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                                    --        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   1,626,883,670
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (12.4%)
(S)@ DFA Short Term Investment Fund                               19,833,334    229,531,178       14.0%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,878,880,317)                          $1,856,414,848      113.1%
                                                                             ==============      =====

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                          LEVEL 1      LEVEL 2       LEVEL 3     TOTAL
                                         ---------- -------------- --------- --------------
Common Stocks
   Australia                                     -- $  811,404,694      --   $  811,404,694
   China                                         --      1,873,398      --        1,873,398
   Hong Kong                             $1,932,166    475,241,463      --      477,173,629
   New Zealand                                   --    126,518,114      --      126,518,114
   Singapore                                     --    209,913,835      --      209,913,835
Securities Lending Collateral                    --    229,531,178      --      229,531,178
                                         ---------- --------------  ------   --------------
TOTAL                                    $1,932,166 $1,854,482,682      --   $1,856,414,848
                                         ========== ==============  ======   ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
COMMON STOCKS -- (95.1%)
Consumer Discretionary -- (19.4%)
    4imprint Group P.L.C.                                           97,925 $ 2,258,198       0.1%
    888 Holdings P.L.C.                                          1,003,090   3,627,527       0.2%
    AA P.L.C.                                                    3,212,873  10,875,947       0.5%
    B&M European Value Retail SA                                 3,475,343  15,166,218       0.7%
    Bellway P.L.C.                                                 669,602  24,678,497       1.2%
    Berkeley Group Holdings P.L.C.                                 262,704  11,080,188       0.5%
    Bloomsbury Publishing P.L.C.                                   274,093     607,874       0.0%
    Bovis Homes Group P.L.C.                                       921,633  10,989,509       0.5%
    Card Factory P.L.C.                                            805,821   3,383,114       0.2%
#*  Carpetright P.L.C.                                              95,402     278,352       0.0%
#   Centaur Media P.L.C.                                           537,905     318,258       0.0%
    Cineworld Group P.L.C.                                       1,228,419  11,200,458       0.5%
    Connect Group P.L.C.                                         1,312,384   2,142,715       0.1%
    Crest Nicholson Holdings P.L.C.                              1,472,011  11,514,045       0.5%
    Daily Mail & General Trust P.L.C. Class A                    1,314,134  12,176,706       0.6%
    Debenhams P.L.C.                                             6,786,832   4,501,126       0.2%
    DFS Furniture P.L.C.                                           103,666     368,362       0.0%
    Dignity P.L.C.                                                 251,989   8,136,300       0.4%
    Dixons Carphone P.L.C.                                       1,112,259   4,831,666       0.2%
    Domino's Pizza Group P.L.C.                                  2,536,833  10,854,853       0.5%
    Dunelm Group P.L.C.                                            384,367   3,020,968       0.1%
*   EI Group P.L.C.                                              3,243,847   5,875,559       0.3%
    Entertainment One, Ltd.                                        964,470   3,089,317       0.1%
    Euromoney Institutional Investor P.L.C.                        282,895   3,831,090       0.2%
*   Findel P.L.C.                                                  239,314     620,001       0.0%
    Fuller Smith & Turner P.L.C. Class A                           134,418   1,765,414       0.1%
*   Future P.L.C.                                                   52,125     117,422       0.0%
    Games Workshop Group P.L.C.                                    100,305   1,266,663       0.1%
    Greene King P.L.C.                                           1,786,209  17,382,557       0.8%
    GVC Holdings P.L.C.                                          1,254,675  12,132,850       0.6%
    Gym Group P.L.C. (The)                                          54,813     130,165       0.0%
    Halfords Group P.L.C.                                        1,155,920   5,594,201       0.3%
    Headlam Group P.L.C.                                           417,517   3,466,910       0.2%
    Henry Boot P.L.C.                                              417,992   1,359,770       0.1%
    Huntsworth P.L.C.                                              938,084     574,099       0.0%
    Inchcape P.L.C.                                              2,190,976  24,237,663       1.1%
    ITE Group P.L.C.                                             1,532,231   3,515,098       0.2%
#   J D Wetherspoon P.L.C.                                         481,928   6,209,291       0.3%
*   Jackpotjoy P.L.C.                                               11,913      87,677       0.0%
    JD Sports Fashion P.L.C.                                     2,325,390  13,409,121       0.6%
*   Jimmy Choo P.L.C.                                              298,644     734,895       0.0%
    John Menzies P.L.C.                                            476,310   4,268,967       0.2%
    Ladbrokes Coral Group P.L.C                                  5,357,119   9,081,732       0.4%
    Laura Ashley Holdings P.L.C.                                 1,465,488     265,603       0.0%
    Lookers P.L.C.                                               1,876,000   3,154,237       0.1%
    Marston's P.L.C.                                             3,644,221   6,747,087       0.3%
    McCarthy & Stone P.L.C.                                        773,298   1,844,850       0.1%
    Millennium & Copthorne Hotels P.L.C.                         1,000,376   5,836,593       0.3%
    Mitchells & Butlers P.L.C.                                   1,157,232   3,976,678       0.2%
    MJ Gleeson P.L.C.                                              189,171   1,645,245       0.1%
*   Mothercare P.L.C.                                              639,352   1,038,608       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Discretionary -- (Continued)
    N Brown Group P.L.C.                                           888,335 $  2,744,629       0.1%
#*  Ocado Group P.L.C.                                           2,584,145    8,400,638       0.4%
    Pendragon P.L.C.                                             6,827,710    3,094,711       0.1%
#   Pets at Home Group P.L.C.                                    1,313,073    3,190,476       0.2%
    Photo-Me International P.L.C.                                1,188,523    2,674,896       0.1%
*   Punch Taverns P.L.C.                                           133,442      302,855       0.0%
    Rank Group P.L.C.                                              695,741    1,927,821       0.1%
    Redrow P.L.C.                                                1,386,677   10,358,918       0.5%
    Restaurant Group P.L.C. (The)                                1,177,060    5,330,230       0.3%
*   Sportech P.L.C.                                                371,065      489,578       0.0%
#*  Sports Direct International P.L.C.                             940,960    3,736,576       0.2%
    SSP Group P.L.C.                                             1,668,060    9,612,843       0.5%
    STV Group P.L.C.                                                 4,868       23,358       0.0%
    SuperGroup P.L.C.                                              285,421    5,892,711       0.3%
    Tarsus Group P.L.C.                                            207,820      793,768       0.0%
    Ted Baker P.L.C.                                               153,478    5,550,956       0.3%
    Thomas Cook Group P.L.C.                                     8,618,569   10,684,674       0.5%
    Topps Tiles P.L.C.                                             925,429    1,243,284       0.1%
    Trinity Mirror P.L.C.                                        1,714,822    2,439,268       0.1%
    UBM P.L.C.                                                   2,051,912   18,872,206       0.9%
    Vitec Group P.L.C. (The)                                       159,712    1,763,232       0.1%
    WH Smith P.L.C.                                                680,498   15,585,586       0.7%
    William Hill P.L.C.                                          4,310,927   16,379,107       0.8%
                                                                           ------------      ----
Total Consumer Discretionary                                                426,362,565      20.1%
                                                                           ------------      ----
Consumer Staples -- (5.1%)
    A.G. Barr P.L.C.                                               632,197    5,081,075       0.2%
    Anglo-Eastern Plantations P.L.C.                               104,452      995,365       0.1%
    Booker Group P.L.C.                                          8,370,700   21,029,486       1.0%
    Britvic P.L.C.                                               1,321,646   11,371,152       0.5%
    Cranswick P.L.C.                                               269,159    9,348,177       0.4%
#   Dairy Crest Group P.L.C.                                       814,795    6,058,310       0.3%
    Devro P.L.C.                                                   930,843    2,390,135       0.1%
    Greencore Group P.L.C.                                       3,643,038   10,754,374       0.5%
    Greggs P.L.C.                                                  567,823    7,910,583       0.4%
    Hilton Food Group P.L.C.                                        32,989      329,338       0.0%
    McBride P.L.C.                                               1,019,991    2,549,647       0.1%
    McColl's Retail Group P.L.C.                                    22,532       60,383       0.0%
*   Premier Foods P.L.C.                                         4,724,268    2,620,050       0.1%
    PZ Cussons P.L.C.                                            1,448,927    6,287,015       0.3%
*   REA Holdings P.L.C.                                             50,639      232,346       0.0%
    Stock Spirits Group P.L.C.                                     703,552    1,596,735       0.1%
    Tate & Lyle P.L.C.                                           2,479,497   24,315,771       1.2%
                                                                           ------------      ----
Total Consumer Staples                                                      112,929,942       5.3%
                                                                           ------------      ----
Energy -- (4.6%)
    Amec Foster Wheeler P.L.C.                                   2,037,469   14,304,490       0.7%
    Anglo Pacific Group P.L.C.                                     778,136    1,178,408       0.1%
*   Cairn Energy P.L.C.                                          3,678,960    9,253,827       0.4%
#*  EnQuest P.L.C.                                               6,129,232    3,029,083       0.2%
#*  Gulf Keystone Petroleum, Ltd.                                  118,761      170,897       0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Energy -- (Continued)
    Gulf Marine Services P.L.C.                                    108,329 $    100,467       0.0%
    Hunting P.L.C.                                                 876,016    6,373,020       0.3%
    James Fisher & Sons P.L.C.                                     266,068    5,531,321       0.3%
    John Wood Group P.L.C.                                       1,951,303   19,181,450       0.9%
*   Lamprell P.L.C.                                              1,137,514    1,561,563       0.1%
*   Nostrum Oil & Gas P.L.C.                                        51,079      296,518       0.0%
*   Ophir Energy P.L.C.                                          4,403,732    4,898,483       0.2%
    Petrofac, Ltd.                                               1,280,913   13,499,563       0.6%
#*  Premier Oil P.L.C.                                           3,029,094    2,439,853       0.1%
    Soco International P.L.C.                                    1,169,249    2,216,244       0.1%
    Stobart Group, Ltd.                                          1,059,003    3,067,263       0.2%
#*  Tullow Oil P.L.C.                                            5,009,214   13,590,053       0.6%
                                                                           ------------       ---
Total Energy                                                                100,692,503       4.8%
                                                                           ------------       ---
Financials -- (13.6%)
    Aberdeen Asset Management P.L.C.                             2,018,888    7,294,859       0.3%
*   Aldermore Group P.L.C.                                         825,889    2,765,540       0.1%
    Arrow Global Group P.L.C.                                      875,246    4,148,590       0.2%
    Ashmore Group P.L.C.                                         1,963,444    8,849,772       0.4%
    Beazley P.L.C.                                               2,787,563   15,881,056       0.7%
    BGEO Group P.L.C.                                              216,614   10,081,090       0.5%
    Brewin Dolphin Holdings P.L.C.                               1,582,577    6,694,875       0.3%
    Charles Stanley Group P.L.C.                                   122,025      497,692       0.0%
    Charles Taylor P.L.C.                                          192,071      578,720       0.0%
    Chesnara P.L.C.                                                674,757    3,342,782       0.2%
    Close Brothers Group P.L.C.                                    794,193   17,400,275       0.8%
*   CYBG P.L.C.                                                    940,678    3,434,199       0.2%
    esure Group P.L.C.                                           1,478,561    4,697,428       0.2%
    Hansard Global P.L.C.                                           16,468       18,594       0.0%
    Hastings Group Holdings P.L.C.                                 294,477    1,152,586       0.1%
#   Henderson Group P.L.C.                                       5,628,395   16,835,060       0.8%
    Hiscox, Ltd.                                                 1,520,623   22,299,635       1.1%
    IG Group Holdings P.L.C.                                     1,792,534   12,621,431       0.6%
    Intermediate Capital Group P.L.C.                            1,383,225   14,000,597       0.7%
    International Personal Finance P.L.C.                        1,088,952    2,265,000       0.1%
#*  IP Group P.L.C.                                              1,804,430    3,268,322       0.2%
    Jardine Lloyd Thompson Group P.L.C.                            644,796    9,155,871       0.4%
    JRP Group P.L.C.                                             1,668,330    2,684,586       0.1%
    Jupiter Fund Management P.L.C.                               2,227,194   13,699,960       0.6%
    Lancashire Holdings, Ltd.                                    1,117,647    9,871,650       0.5%
    Man Group P.L.C.                                             9,049,878   18,010,333       0.8%
    NEX Group P.L.C.                                             1,643,215   13,117,142       0.6%
    Novae Group P.L.C.                                             324,392    2,618,017       0.1%
#   OneSavings Bank P.L.C.                                         606,777    3,447,783       0.2%
    Paragon Group of Cos. P.L.C. (The)                           1,287,460    7,800,397       0.4%
    Phoenix Group Holdings                                       1,737,356   16,615,887       0.8%
    Rathbone Brothers P.L.C.                                       222,308    6,776,626       0.3%
    S&U P.L.C.                                                      20,417      543,218       0.0%
    Saga P.L.C.                                                  5,099,450   13,842,156       0.7%
    Sanne Group P.L.C.                                              30,430      256,387       0.0%
*   Shawbrook Group P.L.C.                                         394,023    1,747,655       0.1%
    TP ICAP P.L.C.                                               2,685,808   15,959,516       0.8%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    Virgin Money Holdings UK P.L.C.                              1,250,280 $  5,139,358       0.2%
*   Waterloo Investment Holdings, Ltd.                               5,979          542       0.0%
                                                                           ------------      ----
Total Financials                                                            299,415,187      14.1%
                                                                           ------------      ----
Health Care -- (3.5%)
*   BTG P.L.C.                                                   1,870,654   16,478,442       0.8%
*   Cambian Group P.L.C.                                           474,059      965,075       0.0%
#*  Circassia Pharmaceuticals P.L.C.                               285,098      367,113       0.0%
    Consort Medical P.L.C.                                         255,619    3,443,134       0.2%
    Dechra Pharmaceuticals P.L.C.                                  432,053    9,467,733       0.4%
    Genus P.L.C.                                                   316,172    7,022,799       0.3%
    Indivior P.L.C.                                              3,801,468   16,500,258       0.8%
    Spire Healthcare Group P.L.C.                                1,023,303    4,482,443       0.2%
    UDG Healthcare P.L.C.                                        1,250,220   12,108,968       0.6%
*   Vectura Group P.L.C.                                         3,042,441    5,561,650       0.3%
                                                                           ------------      ----
Total Health Care                                                            76,397,615       3.6%
                                                                           ------------      ----
Industrials -- (27.7%)
    Aggreko P.L.C.                                               1,332,278   15,313,810       0.7%
    Air Partner P.L.C.                                             204,845      318,453       0.0%
    Alumasc Group P.L.C. (The)                                     120,110      294,801       0.0%
    Avon Rubber P.L.C.                                             105,903    1,438,624       0.1%
    Balfour Beatty P.L.C.                                        3,549,781   13,410,255       0.6%
    BBA Aviation P.L.C.                                          5,667,084   22,861,121       1.1%
    Berendsen P.L.C.                                               823,219    8,938,034       0.4%
    Bodycote P.L.C.                                              1,121,708   12,112,433       0.6%
    Braemar Shipping Services P.L.C.                                84,411      347,059       0.0%
    Cape P.L.C.                                                    703,491    2,191,152       0.1%
    Capita P.L.C.                                                  327,219    2,358,502       0.1%
#   Carillion P.L.C.                                             2,653,376    7,642,729       0.4%
    Carr's Group P.L.C.                                            343,111      631,949       0.0%
    Castings P.L.C.                                                157,187      965,271       0.0%
    Chemring Group P.L.C.                                        1,540,382    3,757,618       0.2%
#   Clarkson P.L.C.                                                122,362    4,537,083       0.2%
#   Cobham P.L.C.                                                8,760,026   15,030,676       0.7%
    Communisis P.L.C.                                            1,064,129      729,431       0.0%
    Costain Group P.L.C.                                           500,203    3,147,654       0.1%
    De La Rue P.L.C.                                               620,139    5,482,199       0.3%
*   Dialight P.L.C.                                                102,467    1,317,024       0.1%
    Diploma P.L.C.                                                 596,092    8,559,219       0.4%
    Fenner P.L.C.                                                1,162,357    5,073,518       0.2%
*   Firstgroup P.L.C.                                            6,980,218   12,347,933       0.6%
#*  Flybe Group P.L.C.                                             616,871      320,607       0.0%
    G4S P.L.C.                                                   4,049,674   15,990,244       0.8%
    Galliford Try P.L.C.                                           481,131    8,967,050       0.4%
    Go-Ahead Group P.L.C.                                          226,040    5,122,451       0.2%
    Goodwin P.L.C.                                                     383        7,987       0.0%
    Grafton Group P.L.C.                                         1,195,320   11,564,942       0.5%
    Harvey Nash Group P.L.C.                                        46,693       44,632       0.0%
    Hays P.L.C.                                                  6,845,876   15,191,629       0.7%
    Hogg Robinson Group P.L.C.                                     134,014      122,027       0.0%
    HomeServe P.L.C.                                             1,369,369   11,881,060       0.6%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
Industrials -- (Continued)
    Howden Joinery Group P.L.C.                                   3,209,546 $19,245,279       0.9%
    IMI P.L.C.                                                    1,390,031  23,021,328       1.1%
    Interserve P.L.C.                                               841,666   2,516,152       0.1%
    IWG P.L.C.                                                    3,349,423  14,088,047       0.7%
    John Laing Group P.L.C.                                       1,033,994   3,848,515       0.2%
    Keller Group P.L.C.                                             416,907   5,003,773       0.2%
    Kier Group P.L.C.                                               558,502   9,680,605       0.5%
    Management Consulting Group P.L.C.                              788,035      81,780       0.0%
    Mears Group P.L.C.                                              559,010   3,768,559       0.2%
    Meggitt P.L.C.                                                4,129,202  24,727,993       1.2%
    Melrose Industries P.L.C.                                    10,887,020  33,327,310       1.6%
#   Mitie Group P.L.C.                                            2,122,246   5,758,672       0.3%
    Morgan Advanced Materials P.L.C.                              1,527,336   6,603,468       0.3%
    Morgan Sindall Group P.L.C.                                     191,927   2,636,492       0.1%
    National Express Group P.L.C.                                 2,200,842  10,186,832       0.5%
    Norcros P.L.C.                                                   27,976      62,571       0.0%
    Northgate P.L.C.                                                820,323   5,729,580       0.3%
    Pagegroup P.L.C.                                              1,596,218  10,341,743       0.5%
    PayPoint P.L.C.                                                 260,966   3,434,589       0.2%
    Polypipe Group P.L.C.                                           844,382   4,360,017       0.2%
    Porvair P.L.C.                                                    7,527      51,286       0.0%
    QinetiQ Group P.L.C.                                          3,269,092  12,440,407       0.6%
    Renewi P.L.C.                                                 3,556,784   4,494,809       0.2%
*   Renold P.L.C.                                                   193,435     157,125       0.0%
    Rentokil Initial P.L.C.                                       8,861,710  28,570,895       1.3%
    Ricardo P.L.C.                                                  271,798   3,086,216       0.1%
    Robert Walters P.L.C.                                           381,498   2,244,263       0.1%
    Rotork P.L.C.                                                 4,239,914  13,506,673       0.6%
    RPS Group P.L.C.                                              1,337,056   4,402,222       0.2%
    Senior P.L.C.                                                 2,337,741   6,494,823       0.3%
*   Serco Group P.L.C.                                            3,356,146   5,022,369       0.2%
    Severfield P.L.C.                                             1,262,597   1,439,855       0.1%
    SIG P.L.C.                                                    3,575,456   5,546,796       0.3%
    Speedy Hire P.L.C.                                            2,851,634   2,036,009       0.1%
    Spirax-Sarco Engineering P.L.C.                                 375,981  25,316,750       1.2%
    St. Ives P.L.C.                                                 654,912     448,111       0.0%
    Stagecoach Group P.L.C.                                       2,117,596   5,585,523       0.3%
    Sthree P.L.C.                                                   411,722   1,731,283       0.1%
    T Clarke P.L.C.                                                 147,457     148,051       0.0%
    Travis Perkins P.L.C.                                           177,453   3,700,948       0.2%
    Trifast P.L.C.                                                  455,452   1,329,684       0.1%
    Tyman P.L.C.                                                    298,427   1,275,872       0.1%
    Ultra Electronics Holdings P.L.C.                               403,850  10,931,121       0.5%
    Vesuvius P.L.C.                                               1,414,171   9,722,624       0.5%
*   Volex P.L.C.                                                    307,047     165,025       0.0%
    Volution Group P.L.C.                                            18,900      47,962       0.0%
    Vp P.L.C.                                                       160,962   1,753,504       0.1%
    Weir Group P.L.C. (The)                                       1,080,278  27,833,648       1.3%
    Wilmington P.L.C.                                               334,384   1,044,926       0.0%
    Wincanton P.L.C.                                                634,383   2,270,912       0.1%
*   Wizz Air Holdings P.L.C.                                        141,798   3,243,952       0.1%
    WS Atkins P.L.C.                                                502,623  13,982,271       0.7%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Industrials -- (Continued)
    XP Power, Ltd.                                                  74,988 $  2,568,525       0.1%
                                                                           ------------      ----
Total Industrials                                                           609,036,922      28.7%
                                                                           ------------      ----
Information Technology -- (8.8%)
    Acal P.L.C.                                                    293,479      976,842       0.0%
    AVEVA Group P.L.C.                                             322,264    8,501,338       0.4%
    Computacenter P.L.C.                                           415,521    4,413,603       0.2%
    Electrocomponents P.L.C.                                     2,396,207   16,105,456       0.8%
    Equiniti Group P.L.C.                                          307,238      879,593       0.0%
    FDM Group Holdings P.L.C.                                       30,996      321,299       0.0%
    Fidessa Group P.L.C.                                           212,967    6,523,686       0.3%
*   Gocompare.Com Group P.L.C.                                   1,697,878    2,025,622       0.1%
    Halma P.L.C.                                                 1,951,180   26,611,092       1.3%
*   Imagination Technologies Group P.L.C.                          594,017      774,870       0.0%
    Laird P.L.C.                                                 2,647,753    5,141,727       0.2%
    Moneysupermarket.com Group P.L.C.                            2,724,454   12,204,928       0.6%
#   NCC Group P.L.C.                                               700,295    1,290,053       0.1%
    Oxford Instruments P.L.C.                                      272,186    3,488,377       0.2%
*   Paysafe Group P.L.C.                                         2,424,051   14,248,550       0.7%
    Playtech P.L.C.                                              1,158,736   14,390,929       0.7%
    Renishaw P.L.C.                                                180,256    7,973,239       0.4%
    Rightmove P.L.C.                                               477,301   25,877,484       1.2%
    RM P.L.C.                                                      318,504      733,372       0.0%
    SDL P.L.C.                                                     395,868    3,086,906       0.1%
*   Sepura P.L.C.                                                  429,568       84,849       0.0%
    Softcat P.L.C.                                                 233,033    1,243,863       0.1%
    Spectris P.L.C.                                                637,634   22,798,926       1.1%
    Spirent Communications P.L.C.                                3,173,024    4,818,362       0.2%
    TT Electronics P.L.C.                                          834,407    2,227,066       0.1%
    Xaar P.L.C.                                                    370,936    1,804,888       0.1%
    ZPG P.L.C.                                                   1,073,767    5,143,816       0.2%
                                                                           ------------      ----
Total Information Technology                                                193,690,736       9.1%
                                                                           ------------      ----
Materials -- (7.2%)
    Acacia Mining P.L.C.                                           900,534    4,615,796       0.2%
#   Carclo P.L.C.                                                  213,640      402,568       0.0%
    Centamin P.L.C.                                              6,065,603   13,897,201       0.7%
    Croda International P.L.C.                                      89,372    4,356,301       0.2%
    DS Smith P.L.C.                                              4,938,232   27,609,390       1.3%
    Elementis P.L.C.                                             2,652,783   10,451,484       0.5%
    Essentra P.L.C.                                              1,468,954   10,296,919       0.5%
*   Evraz P.L.C.                                                 1,660,604    4,650,251       0.2%
    Ferrexpo P.L.C.                                                433,035      886,258       0.1%
    Gem Diamonds, Ltd.                                             654,276      744,253       0.0%
    Hill & Smith Holdings P.L.C.                                   416,549    7,170,928       0.3%
#   Hochschild Mining P.L.C.                                     1,480,894    4,871,842       0.2%
    Ibstock P.L.C.                                                 253,895      753,396       0.0%
*   KAZ Minerals P.L.C.                                          1,307,816    8,529,737       0.4%
*   Lonmin P.L.C.                                                1,647,895    2,347,911       0.1%
    Low & Bonar P.L.C.                                           1,136,414    1,294,126       0.1%
    Marshalls P.L.C.                                             1,111,593    5,537,600       0.3%
*   Petra Diamonds, Ltd.                                         3,145,803    5,286,242       0.3%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Materials -- (Continued)
#*  Petropavlovsk P.L.C.                                         13,841,290 $    1,384,914       0.1%
    RPC Group P.L.C.                                              2,047,901     21,512,987       1.0%
    Synthomer P.L.C.                                              1,372,318      8,794,494       0.4%
    Vedanta Resources P.L.C.                                        308,620      2,762,084       0.1%
    Victrex P.L.C.                                                  446,927     11,085,835       0.5%
    Zotefoams P.L.C.                                                 93,537        350,669       0.0%
                                                                            --------------      ----
Total Materials                                                                159,593,186       7.5%
                                                                            --------------      ----
Real Estate -- (2.5%)
#   Capital & Counties Properties P.L.C.                          3,827,320     15,651,992       0.7%
    CLS Holdings P.L.C.                                              26,453        664,547       0.0%
    Countrywide P.L.C.                                              649,114      1,425,909       0.1%
    Daejan Holdings P.L.C.                                           38,849      3,413,838       0.2%
    Foxtons Group P.L.C.                                            928,678      1,231,338       0.1%
    Grainger P.L.C.                                               2,332,492      7,545,424       0.4%
    Harworth Group P.L.C.                                            30,680         41,324       0.0%
    Helical P.L.C.                                                  619,438      2,656,507       0.1%
    LSL Property Services P.L.C.                                    328,694        876,037       0.0%
*   Market Tech Holdings, Ltd.                                       28,137         68,044       0.0%
*   Raven Russia, Ltd.                                            1,046,108        667,912       0.0%
    Savills P.L.C.                                                  734,682      8,839,183       0.4%
    St. Modwen Properties P.L.C.                                  1,125,605      5,330,075       0.3%
    U & I Group P.L.C.                                              696,333      1,714,302       0.1%
    Unite Group P.L.C. (The)                                        630,269      5,282,841       0.2%
                                                                            --------------      ----
Total Real Estate                                                               55,409,273       2.6%
                                                                            --------------      ----
Telecommunication Services -- (1.0%)
    Inmarsat P.L.C.                                               1,124,420     11,891,737       0.5%
    KCOM Group P.L.C.                                             3,197,302      3,661,446       0.2%
#   TalkTalk Telecom Group P.L.C.                                 2,586,447      6,470,285       0.3%
                                                                            --------------      ----
Total Telecommunication Services                                                22,023,468       1.0%
                                                                            --------------      ----
Utilities -- (1.7%)
    Drax Group P.L.C.                                             2,289,914      9,579,389       0.5%
    Pennon Group P.L.C.                                           2,088,940     23,174,947       1.1%
    Telecom Plus P.L.C.                                             326,650      5,308,805       0.2%
                                                                            --------------      ----
Total Utilities                                                                 38,063,141       1.8%
                                                                            --------------      ----
TOTAL COMMON STOCKS                                                          2,093,614,538      98.6%
                                                                            --------------      ----
PREFERRED STOCKS -- (0.0%)
    McBride P.L.C                                                14,279,874         18,495       0.0%
RIGHTS/WARRANTS -- (0.2%)
*   Cobham P.L.C. Rights 5/4/17                                   3,504,010      2,586,883       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                  --------- -------------- ---------------
*    Tullow Oil P.L.C. 4/24/17                                    2,555,721 $    2,644,825        0.2%
TOTAL RIGHTS/WARRANTS                                                            5,231,708        0.3%
                                                                            --------------      -----
TOTAL INVESTMENT SECURITIES                                                  2,098,864,741
                                                                            --------------

                                                                               VALUE+
                                                                            --------------
SECURITIES LENDING COLLATERAL -- (4.7%)
(S)@ DFA Short Term Investment Fund                               8,944,086    103,509,904        4.9%
                                                                            --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,865,624,237)                         $2,202,374,645      103.8%
                                                                            ==============      =====

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -----------------------------------------------
                                         LEVEL 1    LEVEL 2       LEVEL 3     TOTAL
                                         ------- -------------- --------- --------------
Common Stocks
   Consumer Discretionary                    --  $  426,362,565      --   $  426,362,565
   Consumer Staples                          --     112,929,942      --      112,929,942
   Energy                                    --     100,692,503      --      100,692,503
   Financials                                --     299,415,187      --      299,415,187
   Health Care                               --      76,397,615      --       76,397,615
   Industrials                               --     609,036,922      --      609,036,922
   Information Technology                    --     193,690,736      --      193,690,736
   Materials                                 --     159,593,186      --      159,593,186
   Real Estate                               --      55,409,273      --       55,409,273
   Telecommunication Services                --      22,023,468      --       22,023,468
   Utilities                                 --      38,063,141      --       38,063,141
Preferred Stocks                             --          18,495      --           18,495
Rights/Warrants                              --       5,231,708      --        5,231,708
Securities Lending Collateral                --     103,509,904      --      103,509,904
                                         ------  --------------  ------   --------------
TOTAL                                        --  $2,202,374,645      --   $2,202,374,645
                                         ======  ==============  ======   ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
COMMON STOCKS -- (87.6%)
AUSTRIA -- (2.9%)
    Agrana Beteiligungs AG                                          18,464 $  1,942,199       0.0%
    ANDRITZ AG                                                     327,520   18,097,813       0.4%
    Atrium European Real Estate, Ltd.                              762,646    3,211,700       0.1%
#   Austria Technologie & Systemtechnik AG                         154,803    1,672,531       0.0%
    BUWOG AG                                                       365,525    9,871,390       0.2%
    CA Immobilien Anlagen AG                                       385,928    8,451,603       0.2%
#   DO & CO AG                                                      29,227    1,972,527       0.0%
    EVN AG                                                         200,982    2,661,872       0.1%
*   FACC AG                                                         71,524      542,636       0.0%
    Flughafen Wien AG                                               13,910      504,958       0.0%
#   IMMOFINANZ AG                                                3,445,943    7,163,355       0.1%
    Josef Manner & Co. AG                                              870       53,057       0.0%
    Kapsch TrafficCom AG                                            31,720    1,554,586       0.0%
#   Lenzing AG                                                      51,632    9,625,769       0.2%
#   Mayr Melnhof Karton AG                                          49,633    6,006,064       0.1%
#   Oberbank AG                                                     45,050    3,574,113       0.1%
#   Oesterreichische Post AG                                       203,557    8,634,941       0.2%
    Palfinger AG                                                    82,234    3,356,063       0.1%
    POLYTEC Holding AG                                              94,902    1,657,064       0.0%
    Porr Ag                                                         50,044    1,789,689       0.0%
*   Raiffeisen Bank International AG                               533,683   12,165,952       0.3%
    RHI AG                                                         147,894    4,306,070       0.1%
#   Rosenbauer International AG                                     18,560    1,080,487       0.0%
    S IMMO AG                                                      330,386    4,318,133       0.1%
#   Schoeller-Bleckmann Oilfield Equipment AG                       63,374    4,424,363       0.1%
#   Semperit AG Holding                                             68,546    1,829,125       0.0%
    Strabag SE                                                     105,005    4,294,324       0.1%
#   Telekom Austria AG                                             532,703    3,738,489       0.1%
    UBM Development AG                                                 314       11,747       0.0%
    UNIQA Insurance Group AG                                       644,919    5,381,619       0.1%
#   Verbund AG                                                     308,524    5,122,096       0.1%
    Vienna Insurance Group AG Wiener Versicherung Gruppe           173,014    4,488,088       0.1%
    Wienerberger AG                                                617,965   14,467,987       0.3%
    Wolford AG                                                      11,252      236,307       0.0%
    Zumtobel Group AG                                              163,135    3,397,052       0.1%
                                                                           ------------       ---
TOTAL AUSTRIA                                                               161,605,769       3.3%
                                                                           ------------       ---
BELGIUM -- (3.9%)
#*  Ablynx NV                                                      303,349    3,568,384       0.1%
    Ackermans & van Haaren NV                                      134,383   21,994,102       0.5%
*   AGFA-Gevaert NV                                                965,465    4,901,149       0.1%
    Atenor                                                           7,598      405,637       0.0%
    Banque Nationale de Belgique                                       467    1,528,645       0.0%
    Barco NV                                                        65,535    6,455,871       0.1%
    Bekaert SA                                                     183,930    9,258,043       0.2%
    bpost SA                                                       451,800   10,828,708       0.2%
#*  Celyad SA                                                       21,765      696,345       0.0%
    Cie d'Entreprises CFE                                           49,147    7,162,739       0.2%
#*  Cie Immobiliere de Belgique SA                                  14,788      934,003       0.0%
    Co.Br.Ha Societe Commerciale de Brasserie SA                       111      351,159       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
BELGIUM -- (Continued)
    D'ieteren SA                                                 131,557 $  6,418,667       0.1%
#*  Dalenys                                                       20,562      143,446       0.0%
#   Deceuninck NV                                                358,205    1,085,559       0.0%
    Econocom Group SA                                            343,333    5,521,039       0.1%
    Elia System Operator SA                                      169,789    9,005,813       0.2%
    Euronav NV                                                   687,358    5,456,181       0.1%
    EVS Broadcast Equipment SA                                    74,156    2,986,669       0.1%
#   Exmar NV                                                     174,456    1,120,447       0.0%
#*  Fagron                                                       232,463    3,068,049       0.1%
*   Galapagos NV                                                 180,217   15,788,542       0.3%
    Gimv NV                                                       31,452    1,919,226       0.0%
    Ion Beam Applications                                        115,719    6,868,714       0.1%
    Jensen-Group NV                                               13,482      645,197       0.0%
    Kinepolis Group NV                                            94,699    5,467,931       0.1%
#   Lotus Bakeries                                                 1,454    3,657,511       0.1%
#*  MDxHealth                                                    180,487    1,041,644       0.0%
    Melexis NV                                                   113,838    9,489,990       0.2%
#*  Nyrstar NV                                                   745,541    4,219,964       0.1%
    Ontex Group NV                                               350,745   11,702,636       0.2%
*   Orange Belgium SA                                            167,280    3,489,361       0.1%
    Picanol                                                       28,800    2,807,189       0.1%
    RealDolmen                                                     8,137      227,045       0.0%
    RealDolmen NV                                                    120            2       0.0%
    Recticel SA                                                  218,046    1,816,126       0.0%
    Resilux                                                        5,092      858,479       0.0%
    Roularta Media Group NV                                       10,263      303,536       0.0%
#*  Sapec                                                          1,288      235,632       0.0%
    Sioen Industries NV                                           50,430    1,679,960       0.0%
    Sipef SA                                                      25,871    1,794,400       0.0%
*   Telenet Group Holding NV                                      49,363    2,999,332       0.1%
#   TER Beke SA                                                    2,260      441,893       0.0%
*   Tessenderlo Chemie NV                                        190,301    7,810,751       0.2%
#*  ThromboGenics NV                                             159,152      541,860       0.0%
#   Umicore SA                                                   412,343   24,158,003       0.5%
#   Van de Velde NV                                               35,498    1,949,871       0.1%
*   Viohalco SA                                                  583,796    1,135,899       0.0%
                                                                         ------------       ---
TOTAL BELGIUM                                                             215,941,349       4.3%
                                                                         ------------       ---
DENMARK -- (4.6%)
    ALK-Abello A.S.                                               33,035    5,153,659       0.1%
    Alm Brand A.S.                                               524,498    4,299,082       0.1%
    Ambu A.S. Class B                                            129,396    6,366,220       0.1%
    Arkil Holding A.S. Class B                                       504       76,735       0.0%
#*  Bang & Olufsen A.S.                                          238,410    3,563,331       0.1%
    BankNordik P/F                                                 1,753       29,515       0.0%
#*  Bavarian Nordic A.S.                                         189,130   10,381,500       0.2%
    Brodrene Hartmann A.S.                                        16,148      821,241       0.0%
#   Columbus A.S.                                                 90,694      186,180       0.0%
#*  D/S Norden A.S.                                              175,318    3,504,029       0.1%
    DFDS A.S.                                                    175,917   10,489,276       0.2%
    Djurslands Bank A.S.                                           8,970      325,226       0.0%
#   FLSmidth & Co. A.S.                                          260,041   15,632,897       0.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
DENMARK -- (Continued)
    Fluegger A.S. Class B                                            4,198 $    228,816       0.0%
#   GN Store Nord A.S.                                             855,243   22,230,374       0.5%
    Gronlandsbanken AB                                               1,125       98,778       0.0%
*   H+H International A.S. Class B                                  47,950      666,678       0.0%
    Harboes Bryggeri A.S. Class B                                   16,516      319,934       0.0%
    IC Group A.S.                                                   40,541      977,503       0.0%
*   Jeudan A.S.                                                      5,970      601,330       0.0%
    Jyske Bank A.S.                                                404,159   21,612,779       0.4%
    Lan & Spar Bank                                                  4,981      401,621       0.0%
    Matas A.S.                                                     180,232    2,784,586       0.1%
*   NKT Holding A.S.                                               173,111   13,645,826       0.3%
#   NNIT A.S.                                                       22,254      626,866       0.0%
    Nordjyske Bank A.S.                                             40,624      692,424       0.0%
    Parken Sport & Entertainment A.S.                               33,556      461,914       0.0%
    Per Aarsleff Holding A.S.                                      113,913    2,921,897       0.1%
#   Ringkjoebing Landbobank A.S.                                    24,344    5,870,778       0.1%
    Roblon A.S. Class B                                              2,700      116,225       0.0%
    Rockwool International A.S. Class A                                116       20,378       0.0%
    Rockwool International A.S. Class B                             44,710    8,184,747       0.2%
    Royal Unibrew A.S.                                             227,860    9,914,783       0.2%
    RTX A.S.                                                        42,670    1,290,750       0.0%
*   Santa Fe Group A.S.                                            127,806    1,123,001       0.0%
    Schouw & Co. AB                                                 79,335    8,166,220       0.2%
    SimCorp A.S.                                                   229,640   14,387,341       0.3%
    Solar A.S. Class B                                              32,550    1,886,910       0.0%
    Spar Nord Bank A.S.                                            439,553    4,982,493       0.1%
    Sydbank A.S.                                                   440,970   16,040,094       0.3%
    TDC A.S.                                                     4,743,975   25,448,893       0.5%
#   Tivoli A.S.                                                      9,370      869,384       0.0%
*   TK Development A.S.                                            608,784    1,034,901       0.0%
*   Topdanmark A.S.                                                491,266   13,450,318       0.3%
    Tryg A.S.                                                       65,070    1,248,483       0.0%
    United International Enterprises                                10,218    1,951,437       0.1%
*   Vestjysk Bank A.S.                                              53,413      116,871       0.0%
*   William Demant Holding A.S.                                    365,410    8,363,396       0.2%
#*  Zealand Pharma A.S.                                            109,206    1,951,354       0.0%
                                                                           ------------       ---
TOTAL DENMARK                                                               255,518,974       5.1%
                                                                           ------------       ---
FINLAND -- (6.1%)
    Afarak Group Oyj                                                27,338       30,643       0.0%
    Ahlstrom-Munksjo Oyj                                            88,094    1,667,197       0.0%
    Aktia Bank Oyj                                                 117,307    1,154,800       0.0%
    Alandsbanken Abp Class B                                        21,354      319,886       0.0%
    Alma Media Oyj                                                  42,130      253,436       0.0%
    Amer Sports Oyj                                                641,324   14,194,694       0.3%
    Apetit Oyj                                                      18,766      272,220       0.0%
    Aspo Oyj                                                        92,762      873,885       0.0%
    Atria Oyj                                                       48,299      573,775       0.0%
#*  BasWare Oyj                                                     43,305    1,675,208       0.0%
#   Bittium Oyj                                                    129,422      897,552       0.0%
#   Cargotec Oyj Class B                                           235,592   14,037,638       0.3%
#*  Caverion Corp.                                                 539,066    4,406,887       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
FINLAND -- (Continued)
    Citycon Oyj                                                  2,246,894 $  5,524,430       0.1%
    Cramo Oyj                                                      193,511    5,024,538       0.1%
    Digia Oyj                                                       48,912      138,439       0.0%
    Elisa Oyj                                                      734,075   24,963,650       0.5%
    F-Secure Oyj                                                   529,757    1,970,938       0.0%
    Finnair Oyj                                                    450,180    2,348,187       0.1%
    Fiskars Oyj Abp                                                191,481    4,201,718       0.1%
*   Glaston Oyj Abp                                                 46,084       19,975       0.0%
    HKScan Oyj Class A                                             172,657      646,000       0.0%
#   Huhtamaki Oyj                                                  467,536   18,122,853       0.4%
    Ilkka-Yhtyma Oyj                                                61,503      201,559       0.0%
    Kemira Oyj                                                     683,826    8,747,538       0.2%
    Kesko Oyj Class A                                               24,789    1,159,702       0.0%
    Kesko Oyj Class B                                              345,206   16,167,645       0.3%
    Konecranes Oyj                                                 282,931   11,865,365       0.2%
    Lassila & Tikanoja Oyj                                         180,625    3,504,566       0.1%
    Lemminkainen Oyj                                                30,098      587,119       0.0%
#   Metsa Board Oyj                                              1,336,761    9,482,967       0.2%
    Metso Oyj                                                      576,499   20,646,714       0.4%
    Nokian Renkaat Oyj                                             623,433   26,795,638       0.5%
    Olvi Oyj Class A                                                68,749    2,123,747       0.0%
    Oriola Oyj Class A                                               6,054       26,081       0.0%
    Oriola Oyj Class B                                             628,439    2,647,521       0.1%
    Orion Oyj Class A                                              126,645    7,221,759       0.2%
    Orion Oyj Class B                                              436,647   25,024,035       0.5%
#   Outokumpu Oyj                                                3,022,031   28,938,913       0.6%
#*  Outotec Oyj                                                  1,238,541    9,190,217       0.2%
    Pihlajalinna Oyj                                                14,766      271,725       0.0%
    Ponsse Oy                                                       49,070    1,241,134       0.0%
*   Poyry Oyj                                                      188,253      688,618       0.0%
*   QT Group Oyj                                                    55,899      424,574       0.0%
    Raisio Oyj Class V                                             573,332    2,174,713       0.1%
    Ramirent Oyj                                                   378,668    3,600,609       0.1%
    Rapala VMC Oyj                                                 109,543      494,940       0.0%
#   Revenio Group Oyj                                               26,982    1,076,976       0.0%
    Sanoma Oyj                                                     754,064    6,651,564       0.1%
    Sponda Oyj                                                     707,509    3,120,697       0.1%
    SRV Group OYJ                                                   23,502      123,483       0.0%
*   Stockmann Oyj Abp Class A                                       42,474      360,341       0.0%
#*  Stockmann Oyj Abp Class B                                      167,088    1,436,136       0.0%
#   Technopolis Oyj                                                905,646    3,036,505       0.1%
    Teleste Oyj                                                     46,406      438,720       0.0%
    Tieto Oyj                                                      295,694    9,271,814       0.2%
    Tikkurila Oyj                                                  229,218    4,538,829       0.1%
    Uponor Oyj                                                     298,122    5,645,466       0.1%
    Vaisala Oyj Class A                                             47,987    2,300,582       0.1%
    Valmet Oyj                                                     526,890    9,597,263       0.2%
    Viking Line Abp                                                 10,366      228,216       0.0%
    YIT Oyj                                                        669,695    5,297,133       0.1%
                                                                           ------------       ---
TOTAL FINLAND                                                               339,669,673       6.8%
                                                                           ------------       ---

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
FRANCE -- (12.2%)
    ABC Arbitrage                                                150,388 $ 1,063,934       0.0%
    Actia Group                                                   48,398     442,853       0.0%
*   Air France-KLM                                               993,402   8,345,684       0.2%
    Akka Technologies                                             51,478   2,405,437       0.1%
    Albioma SA                                                   100,378   1,930,506       0.0%
    Altamir                                                      117,862   1,978,783       0.0%
    Alten SA                                                     136,617  11,577,373       0.2%
    Altran Technologies SA                                       771,932  12,952,097       0.3%
    April SA                                                      74,473     968,884       0.0%
#*  Archos                                                       138,714     175,140       0.0%
    Arkema SA                                                    164,514  17,419,234       0.4%
    Assystem                                                      62,634   2,288,356       0.1%
    Aubay                                                         29,713     902,303       0.0%
    Axway Software SA                                             32,789   1,153,053       0.0%
    Bastide le Confort Medical                                     8,920     293,599       0.0%
    Beneteau SA                                                  199,333   2,826,191       0.1%
*   Bigben Interactive                                             7,330      49,989       0.0%
#   BioMerieux                                                    67,996  13,597,537       0.3%
    Boiron SA                                                     38,334   3,645,776       0.1%
    Bonduelle SCA                                                 74,889   2,596,207       0.1%
#   Bourbon Corp.                                                 97,879   1,103,543       0.0%
    Burelle SA                                                     2,499   3,131,166       0.1%
    Casino Guichard Perrachon SA                                   3,794     228,492       0.0%
    Catering International Services                               14,124     282,289       0.0%
#*  Cegedim SA                                                    23,645     657,991       0.0%
#*  CGG SA                                                        97,011     694,144       0.0%
    Chargeurs SA                                                  95,815   2,390,720       0.1%
    Cie des Alpes                                                 40,086   1,021,487       0.0%
    Cie Plastic Omnium SA                                        318,364  12,459,729       0.3%
*   Coface SA                                                    236,878   1,852,760       0.0%
    Derichebourg SA                                              549,528   2,632,372       0.1%
    Devoteam SA                                                   27,976   1,883,784       0.0%
    Dom Security                                                   2,414     151,143       0.0%
#   Edenred                                                      946,779  24,253,318       0.5%
    Electricite de Strasbourg SA                                  21,168   2,564,641       0.1%
    Elior Group                                                  430,454  10,739,377       0.2%
    Elis SA                                                      247,640   5,123,971       0.1%
*   Eramet                                                        28,909   1,391,193       0.0%
*   Esso SA Francaise                                             15,115     644,687       0.0%
    Euler Hermes Group                                            56,627   5,532,218       0.1%
    Eurofins Scientific SE                                        15,139   7,456,360       0.2%
#   Euronext NV                                                  246,811  12,107,504       0.3%
*   Europcar Groupe SA                                            62,070     757,062       0.0%
    Eutelsat Communications SA                                   306,707   7,256,527       0.2%
    Exel Industries Class A                                       10,330     984,714       0.0%
    Faurecia                                                     306,467  14,977,989       0.3%
#   Fleury Michon SA                                               5,962     324,094       0.0%
#   Gaumont SA                                                    13,521   1,099,182       0.0%
    Gaztransport Et Technigaz SA                                  97,951   3,656,145       0.1%
    GEA                                                            2,433     221,038       0.0%
    Gevelot SA                                                     3,466     643,706       0.0%
    GL Events                                                     48,589   1,191,467       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
FRANCE -- (Continued)
    Groupe Crit                                                     23,258 $ 1,952,796       0.0%
    Groupe Eurotunnel SE                                           676,041   7,426,789       0.2%
*   Groupe Fnac SA                                                  63,334   4,449,427       0.1%
#*  Groupe Gorge                                                    22,858     527,316       0.0%
    Groupe Open                                                     28,097     791,799       0.0%
    Guerbet                                                         32,666   2,792,656       0.1%
    Haulotte Group SA                                               74,466   1,103,233       0.0%
    Havas SA                                                       598,015   5,530,889       0.1%
*   Herige SADCS                                                     4,147     148,966       0.0%
#*  HiPay Group SA                                                  24,579     334,072       0.0%
*   ID Logistics Group                                               7,524   1,140,496       0.0%
#   Imerys SA                                                      145,098  12,482,933       0.3%
#   Ingenico Group SA                                              121,776  11,026,448       0.2%
    Interparfums SA                                                 54,443   1,867,862       0.0%
    Ipsen SA                                                       162,032  18,864,249       0.4%
    IPSOS                                                          168,064   5,390,498       0.1%
    Jacquet Metal Service                                           70,664   1,896,738       0.0%
    Kaufman & Broad SA                                              17,283     677,858       0.0%
#   Korian SA                                                      196,034   6,316,898       0.1%
    Lagardere SCA                                                  663,377  20,306,215       0.4%
    Lanson-BCC                                                       8,795     294,042       0.0%
    Laurent-Perrier                                                 12,372     952,660       0.0%
    Le Noble Age                                                    25,502   1,351,918       0.0%
    Lectra                                                         115,852   3,008,848       0.1%
    Linedata Services                                                8,608     450,160       0.0%
    LISI                                                            94,248   3,696,333       0.1%
    Maisons France Confort SA                                       15,743     942,906       0.0%
    Manitou BF SA                                                   49,563   1,565,793       0.0%
    Manutan International                                           14,076   1,106,707       0.0%
    Mersen SA                                                      117,956   3,405,191       0.1%
#*  METabolic EXplorer SA                                          151,621     397,991       0.0%
    Metropole Television SA                                        293,607   6,683,770       0.1%
    MGI Coutier                                                     56,015   2,063,858       0.0%
    Mr Bricolage                                                    30,731     388,652       0.0%
#*  Naturex                                                         31,570   2,876,213       0.1%
    Neopost SA                                                     176,348   7,151,098       0.2%
*   Nexans SA                                                      188,998  10,506,747       0.2%
    Nexity SA                                                      171,171   9,306,363       0.2%
#*  Nicox                                                           76,283     829,465       0.0%
*   NRJ Group                                                       71,278     819,402       0.0%
#   Oeneo SA                                                       113,251   1,036,048       0.0%
#*  Onxeo SA(B04P0G6)                                              187,818     538,112       0.0%
#*  Onxeo SA(BPFJVR0)                                               48,958     140,646       0.0%
    Orpea                                                          182,255  18,615,617       0.4%
#*  Parrot SA                                                       44,015     424,239       0.0%
    PCAS                                                            10,780     152,210       0.0%
#*  Pierre & Vacances SA                                            26,157   1,219,506       0.0%
    Plastivaloire                                                    1,917     337,895       0.0%
    PSB Industries SA                                                8,161     443,000       0.0%
#   Rallye SA                                                      128,234   2,801,879       0.1%
    Remy Cointreau SA                                                2,875     290,021       0.0%
    Rexel SA                                                     1,596,995  28,519,669       0.6%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
FRANCE -- (Continued)
#   Robertet SA                                                      3,063 $  1,174,485       0.0%
    Rothschild & Co.                                                24,177      750,129       0.0%
    Rubis SCA                                                      203,675   20,691,708       0.4%
    Samse SA                                                         8,068    1,223,892       0.0%
#   Sartorius Stedim Biotech                                       101,854    6,832,160       0.1%
    Savencia SA                                                     33,142    2,925,119       0.1%
    SEB SA                                                         120,657   19,429,843       0.4%
    Seche Environnement SA                                          11,799      383,769       0.0%
#*  Sequana SA                                                     289,137      469,105       0.0%
#*  SES-imagotag SA                                                 14,048      459,255       0.0%
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco    60,258    2,027,135       0.0%
#*  Societe Internationale de Plantations d'Heveas SA                7,523      426,039       0.0%
    Societe Marseillaise du Tunnel Prado-Carenage SA                 3,434       90,959       0.0%
#   Societe pour l'Informatique Industrielle                        39,566      818,895       0.0%
#*  SOITEC                                                          63,993    2,717,116       0.1%
#*  Solocal Group                                                2,588,793    3,064,615       0.1%
    Somfy SA                                                        20,959   10,135,828       0.2%
    Sopra Steria Group                                              74,501   11,169,888       0.2%
    SPIE SA                                                        289,948    8,035,961       0.2%
*   Stallergenes Greer P.L.C.                                       12,201      456,704       0.0%
#*  Ste Industrielle d'Aviation Latecoere SA                       310,883    1,225,678       0.0%
    Stef SA                                                         28,166    2,530,392       0.1%
    STMicroelectronics NV                                        1,780,023   28,575,890       0.6%
    Sword Group                                                     32,374    1,106,660       0.0%
    Synergie SA                                                     69,989    2,923,549       0.1%
    Tarkett SA                                                      87,423    4,107,595       0.1%
#   Technicolor SA                                               1,482,868    7,529,615       0.2%
    Teleperformance                                                336,308   42,290,345       0.9%
#   Television Francaise 1                                         626,436    7,665,695       0.2%
    Tessi SA                                                         6,807    1,083,820       0.0%
#   TFF Group                                                        5,065      788,602       0.0%
#   Thermador Groupe                                                13,789    1,387,979       0.0%
    Total Gabon                                                      1,515      258,834       0.0%
*   Touax SA                                                         5,568       68,582       0.0%
    Trigano SA                                                      46,958    4,964,972       0.1%
*   Ubisoft Entertainment SA                                       521,852   24,721,360       0.5%
    Union Financiere de France BQE SA                               16,855      503,199       0.0%
#*  Vallourec SA                                                 1,427,206    9,129,026       0.2%
#*  Valneva SE                                                     243,681      729,861       0.0%
    Vetoquinol SA                                                   16,625      913,190       0.0%
    Vicat SA                                                        86,767    6,171,909       0.1%
    VIEL & Cie SA                                                  161,700    1,003,679       0.0%
    Vilmorin & Cie SA                                               27,056    1,956,415       0.0%
#*  Virbac SA                                                       22,063    3,473,606       0.1%
    Vranken-Pommery Monopole SA                                     18,262      439,329       0.0%
*   Worldline SA                                                    36,060    1,196,232       0.0%
                                                                           ------------      ----
TOTAL FRANCE                                                                683,401,465      13.8%
                                                                           ------------      ----
GERMANY -- (14.3%)
    Aareal Bank AG                                                 409,233   16,459,686       0.3%
#   Adler Modemaerkte AG                                            41,855      244,081       0.0%
#*  ADLER Real Estate AG                                           111,691    1,752,796       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
GERMANY -- (Continued)
*   ADVA Optical Networking SE                                     206,292 $ 2,267,290       0.1%
#*  AIXTRON SE                                                     396,410   2,173,361       0.1%
    All for One Steeb AG                                               569      38,356       0.0%
#   Allgeier SE                                                     26,260     566,731       0.0%
    Amadeus Fire AG                                                 30,763   2,632,176       0.1%
*   AS Creation Tapeten                                              7,109     239,862       0.0%
    Atoss Software AG                                                  193      14,399       0.0%
#   Aurubis AG                                                     180,566  12,618,937       0.3%
#   Axel Springer SE                                               194,300  10,901,616       0.2%
    Basler AG                                                        4,488     451,746       0.0%
    Bauer AG                                                        33,835     595,052       0.0%
    BayWa AG(5838057)                                               78,978   2,874,772       0.1%
    BayWa AG(5838068)                                                  124       4,451       0.0%
    Bechtle AG                                                      80,333   9,217,081       0.2%
#   Bertrandt AG                                                    27,357   2,857,146       0.1%
    Bijou Brigitte AG                                               19,236   1,188,031       0.0%
#*  Bilfinger SE                                                   178,040   7,729,427       0.2%
#   Biotest AG                                                      60,306   1,841,667       0.0%
    Borussia Dortmund GmbH & Co. KGaA                              473,904   3,052,630       0.1%
#   CANCOM SE                                                       86,805   5,136,713       0.1%
    Carl Zeiss Meditec AG                                          160,352   7,289,338       0.2%
    CENIT AG                                                        50,111   1,209,223       0.0%
    CENTROTEC Sustainable AG                                        44,227     929,437       0.0%
    Cewe Stiftung & Co. KGAA                                        31,218   2,842,555       0.1%
#   Clere AG                                                        21,096     357,463       0.0%
    Comdirect Bank AG                                              182,514   1,903,010       0.0%
    CompuGroup Medical SE                                          119,816   5,898,765       0.1%
*   Constantin Medien AG                                           340,089     774,421       0.0%
    CropEnergies AG                                                116,924   1,149,433       0.0%
    CTS Eventim AG & Co. KGaA                                      216,083   8,316,991       0.2%
    Data Modul AG                                                   11,455     930,792       0.0%
#   Delticom AG                                                     28,981     540,152       0.0%
    Deutsche Beteiligungs AG                                        56,822   2,162,030       0.1%
    Deutsche EuroShop AG                                           220,384   8,947,264       0.2%
    Deutsche Lufthansa AG                                           28,830     497,382       0.0%
    Deutsche Pfandbriefbank AG                                      75,934   1,018,060       0.0%
    Deutz AG                                                       599,311   4,664,863       0.1%
*   Dialog Semiconductor P.L.C.                                    382,079  17,877,837       0.4%
    DIC Asset AG                                                   265,874   2,728,460       0.1%
    Diebold Nixdorf AG                                               3,583     273,749       0.0%
    DMG Mori AG                                                    122,188   6,658,035       0.1%
    Dr Hoenle AG                                                    25,078     962,964       0.0%
    Draegerwerk AG & Co. KGaA                                       12,496     980,596       0.0%
#   Drillisch AG                                                   227,365  12,185,925       0.3%
#   Duerr AG                                                       133,802  13,333,422       0.3%
    Eckert & Ziegler AG                                             18,549     512,462       0.0%
    Elmos Semiconductor AG                                          53,988   1,434,841       0.0%
#   ElringKlinger AG                                               167,277   3,339,316       0.1%
*   Euromicron AG                                                   32,612     253,037       0.0%
*   Evotec AG                                                    1,103,203  12,882,828       0.3%
#   Fielmann AG                                                    114,167   8,727,923       0.2%
*   First Sensor AG                                                 22,812     290,214       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
GERMANY -- (Continued)
    Francotyp-Postalia Holding AG Class A                           53,729 $   310,174       0.0%
#   Fraport AG Frankfurt Airport Services Worldwide                179,584  14,128,497       0.3%
    Freenet AG                                                     652,809  20,487,314       0.4%
    Fuchs Petrolub SE                                              147,943   6,679,915       0.1%
    Gerresheimer AG                                                198,146  15,544,249       0.3%
#   Gerry Weber International AG                                    98,127   1,438,061       0.0%
    Gesco AG                                                        43,467   1,178,864       0.0%
#   GFT Technologies SE                                             90,843   1,853,391       0.0%
    Grammer AG                                                      79,765   4,894,223       0.1%
#   GRENKE AG                                                       36,620   7,289,883       0.2%
*   H&R GmbH & Co. KGaA                                             40,687     613,184       0.0%
    Hamburger Hafen und Logistik AG                                113,533   2,151,720       0.1%
#*  Heidelberger Druckmaschinen AG                               1,506,720   4,205,507       0.1%
    Hella KGaA Hueck & Co.                                         126,852   6,279,366       0.1%
*   Highlight Communications AG                                     94,846     558,038       0.0%
#*  HolidayCheck Group AG                                          114,390     309,448       0.0%
    Hornbach Baumarkt AG                                            23,376     763,817       0.0%
#   Hugo Boss AG                                                   285,824  21,734,995       0.4%
    Indus Holding AG                                               129,827   8,678,420       0.2%
    Isra Vision AG                                                  18,038   2,642,693       0.1%
    Jenoptik AG                                                    262,122   7,053,059       0.1%
#   K+S AG                                                         990,931  23,641,923       0.5%
*   Kampa AG                                                         7,101         162       0.0%
    KION Group AG                                                  258,832  17,534,672       0.4%
*   Kloeckner & Co. SE                                             555,392   6,135,584       0.1%
*   Koenig & Bauer AG                                               69,890   4,836,543       0.1%
*   Kontron AG                                                     437,004   1,541,150       0.0%
#   Krones AG                                                       75,044   8,910,036       0.2%
    KSB AG                                                           3,466   1,661,116       0.0%
    KWS Saat SE                                                     15,970   5,679,946       0.1%
    Lanxess AG                                                     484,758  35,002,637       0.7%
    LEG Immobilien AG                                              306,750  26,353,575       0.5%
    Leifheit AG                                                     15,425   1,192,495       0.0%
    Leoni AG                                                       159,356   8,657,241       0.2%
#*  LPKF Laser & Electronics AG                                     76,947     804,419       0.0%
#*  Manz AG                                                         21,725     922,835       0.0%
*   MasterFlex SE                                                   19,347     152,200       0.0%
*   Mediclin AG                                                     88,966     557,694       0.0%
#*  Medigene AG                                                     56,083     701,425       0.0%
    MLP AG                                                         314,508   1,983,875       0.0%
    MTU Aero Engines AG                                            249,839  35,835,367       0.7%
    Nemetschek SE                                                  107,874   7,398,544       0.2%
#   Nexus AG                                                        51,805   1,248,026       0.0%
#*  Nordex SE                                                      307,691   4,636,949       0.1%
    Norma Group SE                                                 202,672  10,867,187       0.2%
#   OHB SE                                                          34,003     818,492       0.0%
    Osram Licht AG                                                 343,036  22,979,780       0.5%
#   paragon AG                                                       7,316     464,644       0.0%
*   Patrizia Immobilien AG                                         263,203   5,192,754       0.1%
#*  Petro Welt Technologies AG                                       6,474      53,800       0.0%
    Pfeiffer Vacuum Technology AG                                   52,225   6,780,418       0.1%
    PNE Wind AG                                                    367,537   1,024,743       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
GERMANY -- (Continued)
    Progress-Werk Oberkirch AG                                     7,571 $    398,477       0.0%
    PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie                                     27,232      381,164       0.0%
    Puma SE                                                       10,528    4,109,014       0.1%
*   PVA TePla AG                                                  46,019      121,297       0.0%
    QIAGEN NV                                                    717,083   21,481,790       0.4%
#   QSC AG                                                       498,723      883,809       0.0%
#   R Stahl AG                                                    14,952      475,456       0.0%
#   Rational AG                                                   14,449    7,262,140       0.2%
    Rheinmetall AG                                               223,411   20,506,818       0.4%
    RHOEN-KLINIKUM AG                                            235,088    6,719,265       0.1%
#   RIB Software SE                                              167,309    2,451,963       0.1%
#   S&T AG                                                       147,964    2,092,743       0.1%
    SAF-Holland SA                                               277,084    4,783,528       0.1%
    Salzgitter AG                                                212,972    7,289,935       0.2%
#   Schaltbau Holding AG                                          27,311    1,068,160       0.0%
    Schloss Wachenheim AG                                          7,479      133,677       0.0%
#*  SGL Carbon SE                                                192,839    1,949,235       0.0%
    SHW AG                                                        25,624      899,193       0.0%
*   Siltronic AG                                                  50,049    3,597,949       0.1%
#   Sixt Leasing SE                                               19,021      410,259       0.0%
#   Sixt SE                                                       80,910    4,477,028       0.1%
#   SMA Solar Technology AG                                       59,062    1,528,247       0.0%
*   SMT Scharf AG                                                 18,103      260,225       0.0%
    Softing AG                                                    21,576      249,342       0.0%
    Software AG                                                  309,788   13,630,115       0.3%
#*  Solarworld AG                                                 13,177       49,371       0.0%
    Stabilus SA                                                   66,033    4,781,565       0.1%
    Stada Arzneimittel AG                                        306,492   21,718,100       0.4%
#   Stroeer SE & Co. KGaA                                        118,799    6,869,781       0.1%
    Suedzucker AG                                                438,206    9,378,176       0.2%
*   Suess MicroTec AG                                            105,674    1,188,578       0.0%
    Surteco SE                                                    26,628      666,877       0.0%
    TAG Immobilien AG                                            798,736   11,372,198       0.2%
    Takkt AG                                                     163,454    3,884,554       0.1%
    Technotrans AG                                                34,509    1,226,750       0.0%
*   Tele Columbus AG                                              42,274      402,919       0.0%
    TLG Immobilien AG                                            167,898    3,397,426       0.1%
#*  Tom Tailor Holding SE                                        144,876    1,374,913       0.0%
#   Traffic Systems SE                                            23,180      353,557       0.0%
*   Uniper SE                                                    312,671    5,131,593       0.1%
    VERBIO Vereinigte BioEnergie AG                              127,536    1,259,173       0.0%
#*  Vossloh AG                                                    68,437    4,591,741       0.1%
#   VTG AG                                                        80,128    2,643,100       0.1%
#   Wacker Chemie AG                                              77,716    8,225,893       0.2%
    Wacker Neuson SE                                             146,155    3,692,439       0.1%
    Washtec AG                                                    53,359    3,994,273       0.1%
    XING AG                                                       16,563    3,874,819       0.1%
    Zeal Network SE                                               40,531    1,191,350       0.0%
                                                                         ------------      ----
TOTAL GERMANY                                                             797,525,820      16.1%
                                                                         ------------      ----
IRELAND -- (1.2%)
 C&C Group P.L.C.(B010DT8)                                       399,607    1,630,901       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
IRELAND -- (Continued)
    C&C Group P.L.C.(B011Y09)                                    1,077,904 $ 4,447,569       0.1%
    Datalex P.L.C.                                                  66,450     275,263       0.0%
*   FBD Holdings P.L.C.                                            125,728   1,129,899       0.0%
    Glanbia P.L.C.(0066950)                                        700,613  13,786,549       0.3%
    Glanbia P.L.C.(4058629)                                         86,883   1,698,057       0.0%
    IFG Group P.L.C.                                               302,015     542,223       0.0%
*   Independent News & Media P.L.C.                              1,593,163     225,394       0.0%
    Irish Continental Group P.L.C.(BLP5857)                        416,504   2,402,032       0.1%
    Irish Continental Group P.L.C.(BLP59W1)                        234,200   1,330,252       0.0%
    Kingspan Group P.L.C.                                          667,888  23,234,094       0.5%
    Smurfit Kappa Group P.L.C.                                     601,045  16,119,353       0.3%
                                                                           -----------       ---
TOTAL IRELAND                                                               66,821,586       1.3%
                                                                           -----------       ---
ISRAEL -- (2.1%)
*   ADO Group, Ltd.                                                 61,437     771,284       0.0%
#*  Africa Israel Investments, Ltd.                              1,160,746     143,562       0.0%
#*  Africa Israel Properties, Ltd.                                  80,677   1,624,370       0.0%
    Africa Israel Residences, Ltd.                                     594      12,752       0.0%
#*  Airport City, Ltd.                                             321,669   4,256,163       0.1%
    Albaad Massuot Yitzhak, Ltd.                                       515       8,853       0.0%
#*  Allot Communications, Ltd.                                     136,197     678,651       0.0%
    Alrov Properties and Lodgings, Ltd.                             45,824   1,257,172       0.0%
    Amot Investments, Ltd.                                         545,576   2,598,936       0.1%
    Arad, Ltd.                                                       1,053      11,831       0.0%
#   Ashtrom Properties, Ltd.                                        23,018     105,776       0.0%
#*  AudioCodes, Ltd.                                               165,181   1,082,184       0.0%
#   Avgol Industries 1953, Ltd.                                    423,762     536,340       0.0%
#*  Azorim-Investment Development & Construction Co., Ltd.         394,505     474,508       0.0%
    Bayside Land Corp.                                               3,988   1,740,850       0.0%
#   Big Shopping Centers, Ltd.                                      25,375   1,843,318       0.0%
#*  BioLine RX, Ltd.                                                59,630      52,842       0.0%
#   Blue Square Real Estate, Ltd.                                   27,238   1,280,373       0.0%
#   Brack Capital Properties NV                                     20,866   1,981,364       0.1%
#*  Cellcom Israel, Ltd.                                           307,696   3,029,790       0.1%
#*  Ceragon Networks, Ltd.                                         227,281     764,691       0.0%
#*  Clal Biotechnology Industries, Ltd.                            174,162     182,253       0.0%
#*  Clal Insurance Enterprises Holdings, Ltd.                      122,749   1,997,476       0.1%
    Cohen Development & Industrial Buildings, Ltd.                   2,564      74,209       0.0%
#*  Compugen, Ltd.                                                 185,531     747,358       0.0%
#   Delek Automotive Systems, Ltd.                                 204,232   1,790,662       0.0%
#   Delta-Galil Industries, Ltd.                                    60,386   1,851,398       0.0%
#   Direct Insurance Financial Investments, Ltd.                    87,883     840,776       0.0%
#   El Al Israel Airlines                                        1,621,784   1,268,768       0.0%
    Electra Consumer Products 1970, Ltd.                            37,706     784,444       0.0%
    Electra, Ltd.                                                   10,006   2,182,514       0.1%
    Elron Electronic Industries, Ltd.                               62,094     325,969       0.0%
#   Energix-Renewable Energies, Ltd.                               144,802      99,747       0.0%
*   Equital, Ltd.                                                    8,956     246,990       0.0%
#*  Evogene, Ltd.                                                   70,559     362,171       0.0%
    First International Bank Of Israel, Ltd.                       198,314   3,267,925       0.1%
    FMS Enterprises Migun, Ltd.                                     15,090     531,383       0.0%
#   Formula Systems 1985, Ltd.                                      54,587   2,148,852       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
ISRAEL -- (Continued)
#   Fox Wizel, Ltd.                                                 28,841 $    657,669       0.0%
#*  Gilat Satellite Networks, Ltd.                                 142,209      726,283       0.0%
#*  Hadera Paper, Ltd.                                              11,506      531,101       0.0%
#   Hamlet Israel-Canada, Ltd.                                      11,169      182,997       0.0%
#   Harel Insurance Investments & Financial Services, Ltd.         608,228    3,237,394       0.1%
#   Hilan, Ltd.                                                     58,008    1,025,987       0.0%
#   IDI Insurance Co., Ltd.                                         27,171    1,448,855       0.0%
#*  Industrial Buildings Corp., Ltd.                               475,849      651,209       0.0%
#   Inrom Construction Industries, Ltd.                            106,312      407,748       0.0%
#*  Israel Discount Bank, Ltd. Class A                           2,736,507    6,625,540       0.1%
#   Israel Land Development Co., Ltd. (The)                         22,310      193,071       0.0%
*   Jerusalem Oil Exploration                                       49,856    2,898,623       0.1%
#*  Kamada, Ltd.                                                   160,188    1,152,145       0.0%
*   Kenon Holdings, Ltd.                                            45,794      570,261       0.0%
    Kerur Holdings, Ltd.                                            19,275      637,817       0.0%
    Klil Industries, Ltd.                                            3,513      386,024       0.0%
    Maabarot Products, Ltd.                                         21,999      425,586       0.0%
    Magic Software Enterprises, Ltd.                               101,949      806,371       0.0%
#   Matrix IT, Ltd.                                                208,937    1,963,052       0.1%
#   Maytronics, Ltd.                                               166,763      704,748       0.0%
#*  Mazor Robotics, Ltd.                                           228,777    4,041,453       0.1%
#   Meitav DS Investments, Ltd.                                     44,186      178,583       0.0%
    Melisron, Ltd.                                                  68,534    3,732,025       0.1%
    Menora Mivtachim Holdings, Ltd.                                129,602    1,497,861       0.0%
    Migdal Insurance & Financial Holding, Ltd.                   2,035,737    2,005,560       0.1%
#   Mivtach Shamir Holdings, Ltd.                                   22,547      497,276       0.0%
#*  Naphtha Israel Petroleum Corp., Ltd.                           177,277    1,433,462       0.0%
#   Neto ME Holdings, Ltd.                                           6,028      665,659       0.0%
#*  Nova Measuring Instruments, Ltd.                               150,491    2,991,383       0.1%
    Oil Refineries, Ltd.                                         5,656,780    2,250,189       0.1%
#*  Partner Communications Co., Ltd.                               598,587    2,927,460       0.1%
#   Paz Oil Co., Ltd.                                               28,566    4,666,204       0.1%
*   Perion Network, Ltd.                                            16,455       29,597       0.0%
#*  Phoenix Holdings, Ltd. (The)                                   318,405    1,394,886       0.0%
#   Plasson Industries, Ltd.                                        13,484      458,093       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.            34,290    1,638,542       0.0%
#*  Redhill Biopharma, Ltd.                                         45,309       46,210       0.0%
#   Scope Metals Group, Ltd.                                        24,032      677,643       0.0%
#   Shapir Engineering and Industry, Ltd.                          341,255      966,916       0.0%
#   Shikun & Binui, Ltd.                                         1,140,334    2,993,686       0.1%
    Shufersal, Ltd.                                                411,270    2,028,672       0.1%
#*  Space Communication, Ltd.                                       17,611      123,620       0.0%
    Strauss Group, Ltd.                                            157,448    2,772,060       0.1%
    Summit Real Estate Holdings, Ltd.                              123,536      919,421       0.0%
    Tadiran Holdings, Ltd.                                           9,306      245,582       0.0%
#*  Tower Semiconductor, Ltd.                                      393,078    8,582,274       0.2%
#*  Union Bank of Israel                                           141,118      615,261       0.0%
                                                                           ------------       ---
TOTAL ISRAEL                                                                118,570,564       2.4%
                                                                           ------------       ---
ITALY -- (9.4%)
      A2A SpA                                                    8,290,391   12,322,292       0.3%
      ACEA SpA                                                     302,509    4,352,750       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
ITALY -- (Continued)
#*  Aedes SIIQ SpA                                                 691,904 $   293,437       0.0%
#*  Aeffe SpA                                                      167,738     253,248       0.0%
    Amplifon SpA                                                   515,448   6,584,414       0.1%
    Anima Holding SpA                                            1,204,949   7,876,997       0.2%
    Ansaldo STS SpA                                                572,443   7,682,076       0.2%
*   Arnoldo Mondadori Editore SpA                                  773,433   1,535,673       0.0%
    Ascopiave SpA                                                  424,667   1,675,897       0.0%
#   Astaldi SpA                                                    288,057   1,889,434       0.0%
    Autogrill SpA                                                  728,145   8,281,147       0.2%
    Azimut Holding SpA                                             623,078  12,154,210       0.2%
#*  Banca Carige SpA                                             1,998,068     554,908       0.0%
#   Banca Finnat Euramerica SpA                                    616,149     246,622       0.0%
    Banca Generali SpA                                             284,313   8,169,964       0.2%
    Banca IFIS SpA                                                 147,336   6,355,556       0.1%
    Banca Mediolanum SpA                                         1,262,985   9,660,322       0.2%
#*  Banca Monte dei Paschi di Siena SpA                             19,884     326,632       0.0%
    Banca Popolare di Sondrio SCPA                               2,322,862   8,654,325       0.2%
#   Banca Profilo SpA                                            1,277,342     297,301       0.0%
    Banco BPM SpA                                                6,471,527  18,900,113       0.4%
    Banco di Desio e della Brianza SpA                             224,677     613,469       0.0%
    BasicNet SpA                                                   170,033     664,643       0.0%
    BE                                                             320,070     374,649       0.0%
    Biesse SpA                                                      76,476   2,355,097       0.1%
#   BPER Banca                                                   2,548,728  13,943,231       0.3%
    Brembo SpA                                                     161,253  12,669,107       0.3%
    Brunello Cucinelli SpA                                         129,781   3,400,750       0.1%
    Buzzi Unicem SpA                                               409,864  10,532,005       0.2%
#   Cairo Communication SpA                                        360,217   1,764,596       0.0%
*   Caltagirone Editore SpA                                          6,277       5,555       0.0%
    Cembre SpA                                                      39,007     854,177       0.0%
    Cementir Holding SpA                                           325,211   1,960,856       0.0%
    Cerved Information Solutions SpA                               884,639   9,444,587       0.2%
    CIR-Compagnie Industriali Riunite SpA                        2,065,487   3,322,156       0.1%
    Credito Emiliano SpA                                           471,853   3,298,796       0.1%
#   Credito Valtellinese SpA                                       617,221   2,231,034       0.1%
#   d'Amico International Shipping SA                              830,428     308,531       0.0%
    Danieli & C Officine Meccaniche SpA                             72,897   1,822,409       0.0%
    Datalogic SpA                                                  111,466   3,057,080       0.1%
#   Davide Campari-Milano SpA                                    1,402,760  16,586,895       0.3%
    De' Longhi SpA                                                 274,771   8,376,802       0.2%
    DeA Capital SpA                                                526,890     860,960       0.0%
    DiaSorin SpA                                                   116,636   8,742,397       0.2%
#   Ei Towers SpA                                                   88,940   5,133,150       0.1%
    El.En. SpA                                                      48,277   1,719,417       0.0%
    Elica SpA                                                        4,665       8,436       0.0%
    Emak SpA                                                        25,283      43,916       0.0%
*   ePrice SpA                                                      50,747     234,873       0.0%
    ERG SpA                                                        319,564   3,967,022       0.1%
    Esprinet SpA                                                   169,978   1,390,433       0.0%
#*  Eurotech SpA                                                    90,850     161,300       0.0%
    Falck Renewables SpA                                           704,182     871,319       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
ITALY -- (Continued)
    Fila SpA                                                         14,013 $   286,510       0.0%
*   Fincantieri SpA                                               2,268,686   2,220,083       0.0%
    FinecoBank Banca Fineco SpA                                   1,821,191  12,973,689       0.3%
    FNM SpA                                                         627,039     371,099       0.0%
#   Geox SpA                                                        453,868   1,226,626       0.0%
*   Gruppo Editoriale L'Espresso SpA                                650,069     597,173       0.0%
#   Gruppo MutuiOnline SpA                                          111,216   1,462,141       0.0%
    Hera SpA                                                      3,352,671   9,588,803       0.2%
    IMMSI SpA                                                     1,202,186     508,317       0.0%
    Industria Macchine Automatiche SpA                               70,748   6,237,091       0.1%
    Infrastrutture Wireless Italiane SpA                            585,401   3,237,560       0.1%
#*  Intek Group SpA                                               1,768,514     470,890       0.0%
    Interpump Group SpA                                             425,898  11,294,608       0.2%
    Iren SpA                                                      2,952,554   6,221,490       0.1%
*   Italgas SpA                                                   2,069,346   9,355,299       0.2%
    Italmobiliare SpA                                                45,336   2,540,734       0.1%
*   Juventus Football Club SpA                                    2,220,681   2,048,430       0.0%
    La Doria SpA                                                     65,929     813,547       0.0%
#   Maire Tecnimont SpA                                             643,190   2,555,490       0.1%
#   MARR SpA                                                        182,251   4,400,418       0.1%
#   Mediaset SpA                                                  4,351,208  17,782,080       0.4%
    Moncler SpA                                                     664,534  16,390,727       0.3%
#   Nice SpA                                                         71,162     269,341       0.0%
    OVS SpA                                                         319,730   2,128,317       0.0%
*   Panariagroup Industrie Ceramiche SpA                             13,433      89,001       0.0%
#   Parmalat SpA                                                    697,227   2,362,720       0.1%
#   Piaggio & C SpA                                                 961,442   1,992,434       0.0%
#*  Prelios SpA                                                     127,326      13,451       0.0%
#   Prima Industrie SpA                                              15,358     428,842       0.0%
    Prysmian SpA                                                  1,026,230  29,615,643       0.6%
    RAI Way SpA                                                     116,012     609,153       0.0%
    Recordati SpA                                                   474,431  17,582,541       0.4%
#   Reno de Medici SpA                                              840,050     317,197       0.0%
    Reply SpA                                                        23,664   4,144,932       0.1%
#*  Retelit SpA                                                     795,577   1,159,946       0.0%
    Sabaf SpA                                                        25,688     365,807       0.0%
#   SAES Getters SpA                                                 40,332     788,949       0.0%
#*  Safilo Group SpA                                                176,776   1,276,181       0.0%
*   Saipem SpA                                                   31,769,130  13,674,671       0.3%
    Salini Impregilo SpA                                          1,159,746   3,946,595       0.1%
#   Salvatore Ferragamo SpA                                         262,482   8,405,270       0.2%
    Saras SpA                                                     2,361,850   4,934,345       0.1%
#   SAVE SpA                                                         91,740   2,176,693       0.0%
    Servizi Italia SpA                                               34,833     163,432       0.0%
#*  Snaitech SpA                                                    386,714     579,449       0.0%
    Societa Cattolica di Assicurazioni SCRL                         852,357   7,576,011       0.2%
    Societa Iniziative Autostradali e Servizi SpA                   349,366   3,521,722       0.1%
#*  Sogefi SpA                                                      323,297   1,665,131       0.0%
    SOL SpA                                                         161,050   1,736,437       0.0%
    Tamburi Investment Partners SpA                                 418,473   2,314,710       0.1%
#*  Tiscali SpA                                                   9,160,788     461,492       0.0%
#   Tod's SpA                                                        70,079   5,414,834       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
ITALY -- (Continued)
#*  Trevi Finanziaria Industriale SpA                              509,518 $    506,142       0.0%
    TXT e-solutions SpA                                             28,342      330,598       0.0%
#   Unione di Banche Italiane SpA                                4,861,323   20,483,378       0.4%
    Unipol Gruppo Finanziario SpA                                2,254,178   10,053,139       0.2%
    UnipolSai Assicurazioni SpA                                  4,147,843    9,528,010       0.2%
    Vittoria Assicurazioni SpA                                     131,286    1,760,788       0.0%
#*  Yoox Net-A-Porter Group SpA                                    280,998    7,466,799       0.2%
    Zignago Vetro SpA                                              145,632    1,202,376       0.0%
                                                                           ------------      ----
TOTAL ITALY                                                                 522,416,248      10.5%
                                                                           ------------      ----
NETHERLANDS -- (4.6%)
    Aalberts Industries NV                                         645,848   25,608,846       0.5%
    Accell Group                                                   146,494    5,109,405       0.1%
#*  AFC Ajax NV                                                     18,134      180,351       0.0%
    AMG Advanced Metallurgical Group NV                            171,531    4,499,194       0.1%
    Amsterdam Commodities NV                                        92,796    2,588,505       0.1%
    APERAM SA                                                      270,393   13,594,044       0.3%
#   Arcadis NV                                                     414,400    7,189,991       0.2%
#   ASM International NV                                           290,828   17,505,079       0.4%
    BE Semiconductor Industries NV                                 203,783   10,653,522       0.2%
    Beter Bed Holding NV                                            97,492    1,592,978       0.0%
#   BinckBank NV                                                   375,073    1,864,100       0.0%
    Boskalis Westminster                                           522,771   19,228,989       0.4%
    Brunel International NV                                        118,473    2,015,220       0.0%
    Corbion NV                                                     334,113   10,368,973       0.2%
#   Flow Traders                                                    72,197    2,226,172       0.0%
#*  Fugro NV                                                       381,770    5,631,108       0.1%
    Gemalto NV(B9MS8P5)                                            304,031   17,021,640       0.3%
    Gemalto NV(B011JK4)                                            127,197    7,124,532       0.1%
#*  Heijmans NV                                                    126,289      973,139       0.0%
    Hunter Douglas NV                                               14,301    1,154,167       0.0%
    IMCD Group NV                                                   95,271    5,131,789       0.1%
    KAS Bank NV                                                     80,799      959,936       0.0%
    Kendrion NV                                                     70,032    2,500,054       0.1%
    Koninklijke BAM Groep NV                                     1,428,494    8,041,618       0.2%
    Koninklijke Vopak NV                                           180,802    8,159,257       0.2%
    Nederland Apparatenfabriek                                      27,865    1,165,725       0.0%
#*  OCI NV                                                         433,084    8,427,161       0.2%
#*  Ordina NV                                                      866,273    1,501,790       0.0%
    PostNL NV                                                    2,530,275   12,537,278       0.3%
    Refresco Group NV                                              119,571    2,335,896       0.1%
    SBM Offshore NV                                              1,047,830   17,262,169       0.4%
    Sligro Food Group NV                                           140,022    5,694,806       0.1%
*   Telegraaf Media Groep NV                                       170,034    1,148,238       0.0%
    TKH Group NV                                                   223,860   10,289,787       0.2%
*   TomTom NV                                                      791,907    8,051,490       0.2%
    Van Lanschot NV                                                 44,768    1,216,639       0.0%
#   Wessanen                                                       469,148    7,008,258       0.1%
                                                                           ------------      ----
TOTAL NETHERLANDS                                                           257,561,846       5.2%
                                                                           ------------      ----
NORWAY -- (2.2%)
#   ABG Sundal Collier Holding ASA                               1,838,947    1,202,096       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
NORWAY -- (Continued)
    AF Gruppen ASA                                                   29,505 $  525,723       0.0%
#*  Akastor ASA                                                     964,521  1,421,691       0.0%
    Aker ASA Class A                                                 53,284  2,023,334       0.0%
    Aker BP ASA                                                      57,747    977,719       0.0%
*   Aker Solutions ASA                                              817,278  4,654,704       0.1%
    American Shipping Co. ASA                                       214,376    679,287       0.0%
    Arendals Fossekompani A.S.                                           90     27,190       0.0%
#   Atea ASA                                                        405,805  4,907,871       0.1%
    Austevoll Seafood ASA                                           517,682  4,163,804       0.1%
    Avance Gas Holding, Ltd.                                        311,387    879,550       0.0%
#*  Axactor AB                                                    5,455,611  1,572,365       0.0%
#   Bakkafrost P/F                                                  211,039  7,150,090       0.2%
#*  Biotec Pharmacon ASA                                            139,685    130,635       0.0%
    Bonheur ASA                                                     140,320  1,221,747       0.0%
    Borregaard ASA                                                  514,398  5,778,967       0.1%
#   BW LPG, Ltd.                                                    452,895  1,992,566       0.0%
#*  BW Offshore, Ltd.                                               863,791  2,218,434       0.1%
*   Deep Sea Supply P.L.C.                                          254,547     36,409       0.0%
#*  DNO ASA                                                       3,249,546  2,736,231       0.1%
#*  DOF ASA                                                       1,559,222    167,134       0.0%
    Ekornes ASA                                                     111,584  1,753,274       0.0%
    Entra ASA                                                       130,695  1,499,242       0.0%
#*  Fred Olsen Energy ASA                                           175,763    412,996       0.0%
#   Frontline, Ltd.                                                 309,491  2,058,592       0.0%
#*  Funcom NV                                                       835,906    224,882       0.0%
    Grieg Seafood ASA                                               283,728  2,234,212       0.1%
#*  Hexagon Composites ASA                                          437,202  1,387,488       0.0%
    Hoegh LNG Holdings, Ltd.                                        264,481  2,706,444       0.1%
*   Kongsberg Automotive ASA                                      2,171,519  1,587,532       0.0%
#   Kongsberg Gruppen ASA                                            94,815  1,479,205       0.0%
*   Kvaerner ASA                                                  1,616,475  2,104,666       0.1%
#*  NEL ASA                                                         956,142    251,468       0.0%
#*  Nordic Semiconductor ASA                                        703,953  2,811,528       0.1%
#*  Norske Skogindustrier ASA                                     1,270,388    140,673       0.0%
#*  Norwegian Air Shuttle ASA                                       154,653  4,392,649       0.1%
*   Norwegian Finans Holding ASA                                    117,942    938,285       0.0%
    Norwegian Property ASA                                           44,590     52,572       0.0%
#   Ocean Yield ASA                                                 245,342  1,840,848       0.0%
*   Odfjell Drilling, Ltd.                                          124,884    261,257       0.0%
*   Odfjell SE Class A                                              134,257    529,339       0.0%
    Olav Thon Eiendomsselskap ASA                                   115,054  2,257,922       0.1%
    Opera Software ASA                                              514,924  2,328,211       0.1%
#*  Petroleum Geo-Services ASA                                    1,952,682  4,574,877       0.1%
#*  PhotoCure ASA                                                    65,557    282,730       0.0%
#*  Prosafe SE                                                       84,834    337,664       0.0%
#   Protector Forsikring ASA                                        311,515  2,592,717       0.1%
#*  Q-Free ASA                                                      179,836    177,022       0.0%
#*  REC Silicon ASA                                              14,281,005  1,782,869       0.0%
#   Scatec Solar ASA                                                372,800  1,688,546       0.0%
#*  Seadrill, Ltd.                                                  463,580    315,125       0.0%
    Selvaag Bolig ASA                                               147,132    608,543       0.0%
#*  Sevan Marine ASA                                                124,800    210,456       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
NORWAY -- (Continued)
#*  Skandiabanken ASA                                                85,477 $    764,336       0.0%
*   Solon Eiendom ASA                                                 3,712        9,623       0.0%
#*  Solstad Offshore ASA                                             72,220      102,489       0.0%
#*  Songa Offshore                                                  176,473      613,294       0.0%
    SpareBank 1 SMN                                                   2,444       20,353       0.0%
    SpareBank 1 SR-Bank ASA                                         273,852    2,159,915       0.1%
    Stolt-Nielsen, Ltd.                                             138,650    2,143,182       0.1%
    Storebrand ASA                                                  107,455      708,038       0.0%
#   TGS Nopec Geophysical Co. ASA                                   351,607    7,665,436       0.2%
    Tomra Systems ASA                                               647,834    7,519,351       0.2%
    Treasure ASA                                                    300,823      550,605       0.0%
    Veidekke ASA                                                    427,078    5,686,831       0.1%
*   Wallenius Wilhelmsen Logistics                                  306,364    1,551,771       0.0%
    Wilh Wilhelmsen Holding ASA Class A                              64,230    1,784,803       0.0%
#   XXL ASA                                                         280,430    3,019,358       0.1%
                                                                            ------------       ---
TOTAL NORWAY                                                                 124,590,766       2.5%
                                                                            ------------       ---
PORTUGAL -- (0.9%)
    Altri SGPS SA                                                   577,518    2,696,797       0.1%
*   Banco Comercial Portugues SA Class R                         67,212,193   15,016,017       0.3%
    CTT-Correios de Portugal SA                                     692,539    3,952,823       0.1%
    EDP Renovaveis SA                                               182,845    1,393,393       0.0%
    Ibersol SGPS SA                                                  24,481      385,919       0.0%
    Mota-Engil SGPS SA                                              850,092    2,161,675       0.1%
    Navigator Co. SA (The)                                        2,010,412    8,506,442       0.2%
    NOS SGPS SA                                                   1,118,059    6,404,243       0.1%
    Novabase SGPS SA                                                 65,729      228,032       0.0%
#   REN - Redes Energeticas Nacionais SGPS SA                     1,367,832    4,020,620       0.1%
    Semapa-Sociedade de Investimento e Gestao                       119,886    1,880,482       0.0%
    Sonae Capital SGPS SA                                           413,607      383,321       0.0%
*   Sonae SGPS SA                                                 5,062,165    5,193,938       0.1%
    Teixeira Duarte SA                                              710,639      213,582       0.0%
                                                                            ------------       ---
TOTAL PORTUGAL                                                                52,437,284       1.1%
                                                                            ------------       ---
SPAIN -- (5.2%)
    Acciona SA                                                      159,524   13,160,824       0.3%
    Acerinox SA                                                     884,614   12,323,009       0.3%
#   Adveo Group International SA                                    104,096      432,237       0.0%
    Alantra Partners SA                                              20,438      256,279       0.0%
    Almirall SA                                                     323,958    5,848,982       0.1%
#*  Amper SA                                                      3,820,823    1,038,645       0.0%
    Applus Services SA                                              559,895    7,018,484       0.1%
    Atresmedia Corp. de Medios de Comunicacion SA                   447,811    5,616,245       0.1%
    Azkoyen SA                                                       64,022      498,053       0.0%
#*  Banco Popular Espanol SA                                      1,713,211    1,198,783       0.0%
*   Baron de Ley                                                     13,360    1,635,382       0.0%
#   Bolsas y Mercados Espanoles SHMSF SA                            410,153   14,677,792       0.3%
    Cellnex Telecom SA                                              578,540   10,211,605       0.2%
    Cia de Distribucion Integral Logista Holdings SA                202,858    4,843,415       0.1%
    Cie Automotive SA                                               249,123    5,355,283       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SPAIN -- (Continued)
    Clinica Baviera SA                                               3,698 $     41,417       0.0%
    Construcciones y Auxiliar de Ferrocarriles SA                   91,240    3,667,849       0.1%
#*  Deoleo SA                                                    1,441,512      290,992       0.0%
#   Distribuidora Internacional de Alimentacion SA               2,929,226   17,416,578       0.4%
#*  Duro Felguera SA                                               489,623      585,987       0.0%
    Ebro Foods SA                                                  366,900    8,194,899       0.2%
*   eDreams ODIGEO SA                                              287,020      990,490       0.0%
    Elecnor SA                                                     192,862    2,101,461       0.0%
    Ence Energia y Celulosa SA                                   1,037,062    3,692,589       0.1%
*   Ercros SA                                                      793,700    2,361,879       0.1%
    Euskaltel SA                                                   270,250    2,742,587       0.1%
    Faes Farma SA                                                1,444,899    5,184,920       0.1%
    Fluidra SA                                                     184,243    1,164,418       0.0%
#*  Fomento de Construcciones y Contratas SA                        82,808      766,888       0.0%
    Gamesa Corp. Tecnologica SA                                  1,203,576   25,957,211       0.5%
    Grupo Catalana Occidente SA                                    215,725    8,367,301       0.2%
*   Grupo Empresarial San Jose SA                                   91,203      322,955       0.0%
#*  Grupo Ezentis SA                                             1,075,120      801,909       0.0%
    Iberpapel Gestion SA                                            40,965    1,343,752       0.0%
*   Indra Sistemas SA                                              634,104    8,678,014       0.2%
    Inmobiliaria Colonial SA                                     1,325,083   10,274,883       0.2%
    Inmobiliaria del Sur SA                                          2,902       31,648       0.0%
#   Laboratorios Farmaceuticos Rovi SA                              68,607    1,136,564       0.0%
*   Liberbank SA                                                 2,210,127    2,951,680       0.1%
    Mediaset Espana Comunicacion SA                                965,451   13,300,588       0.3%
    Melia Hotels International SA                                  459,423    6,812,482       0.1%
    Miquel y Costas & Miquel SA                                     71,020    2,196,849       0.1%
*   NH Hotel Group SA                                            1,249,728    6,463,756       0.1%
#   Obrascon Huarte Lain SA                                        747,423    3,262,503       0.1%
    Papeles y Cartones de Europa SA                                286,581    2,150,989       0.0%
*   Pharma Mar SA                                                1,043,839    4,001,539       0.1%
    Prim SA                                                         39,424      417,731       0.0%
#*  Promotora de Informaciones SA Class A                          284,300    1,012,896       0.0%
    Prosegur Cia de Seguridad SA                                 1,400,764    9,144,422       0.2%
#*  Quabit Inmobiliaria SA                                         312,740      668,513       0.0%
*   Realia Business SA                                             755,842      801,003       0.0%
#*  Sacyr SA                                                     1,764,573    4,414,217       0.1%
    Saeta Yield SA                                                 169,421    1,672,816       0.0%
#*  Solaria Energia y Medio Ambiente SA                            276,000      305,113       0.0%
#*  Talgo SA                                                       429,686    2,578,940       0.1%
    Tecnicas Reunidas SA                                           189,544    7,490,775       0.2%
#   Tubacex SA                                                     655,565    2,087,162       0.0%
#*  Tubos Reunidos SA                                              546,112      644,739       0.0%
    Vidrala SA                                                      82,427    4,835,606       0.1%
#   Viscofan SA                                                    229,641   13,726,041       0.3%
#*  Vocento SA                                                     231,302      405,195       0.0%
    Zardoya Otis SA                                                748,923    6,930,739       0.1%
                                                                           ------------       ---
TOTAL SPAIN                                                                 288,508,503       5.8%
                                                                           ------------       ---
SWEDEN -- (7.2%)
#   AAK AB                                                         121,469    8,693,787       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SWEDEN -- (Continued)
    Acando AB                                                      483,962 $ 1,752,725       0.0%
*   AddLife AB                                                      77,913   1,480,658       0.0%
    AddNode Group AB                                                22,737     194,823       0.0%
    AddTech AB Class B                                             286,743   5,162,335       0.1%
    AF AB Class B                                                  305,024   6,427,748       0.1%
#   Alimak Group AB                                                  4,498      68,238       0.0%
#*  Anoto Group AB                                               4,862,822      96,587       0.0%
*   Arise AB                                                        36,861      64,881       0.0%
#   Atrium Ljungberg AB Class B                                    107,861   1,784,106       0.0%
    Attendo AB                                                      15,913     162,581       0.0%
#   Avanza Bank Holding AB                                         113,673   4,562,278       0.1%
    B&B Tools AB Class B                                           135,011   3,092,874       0.1%
*   BE Group AB                                                      1,335       9,164       0.0%
    Beijer Alma AB                                                 115,281   3,271,093       0.1%
#*  Beijer Electronics AB                                           53,995     255,917       0.0%
    Beijer Ref AB                                                   71,389   1,800,186       0.0%
    Betsson AB                                                     526,477   4,497,071       0.1%
    Bilia AB Class A                                               317,389   6,358,557       0.1%
    BillerudKorsnas AB                                              76,671   1,228,294       0.0%
    BioGaia AB Class B                                              87,071   3,508,759       0.1%
#*  BioInvent International AB                                     515,778     140,424       0.0%
    Biotage AB                                                     305,541   1,742,884       0.0%
#   Bjorn Borg AB                                                   82,051     332,392       0.0%
    Bonava AB                                                        9,670     154,832       0.0%
    Bonava AB Class B                                              206,417   3,337,471       0.1%
    Bufab AB                                                        14,054     168,408       0.0%
    Bulten AB                                                       85,567   1,218,023       0.0%
    Bure Equity AB                                                 316,106   3,908,669       0.1%
#   Byggmax Group AB                                               346,266   2,334,846       0.1%
#   Catena AB                                                       59,559     877,224       0.0%
#   Cavotec SA                                                      16,457      49,754       0.0%
    Clas Ohlson AB Class B                                         191,594   3,178,505       0.1%
    Cloetta AB Class B                                           1,427,544   5,766,701       0.1%
*   Collector AB                                                    12,446     137,241       0.0%
    Com Hem Holding AB                                             371,962   4,628,042       0.1%
    Concentric AB                                                  278,860   4,599,994       0.1%
#   Concordia Maritime AB Class B                                  100,760     155,347       0.0%
    Coor Service Management Holding AB                               9,462      59,259       0.0%
    Corem Property Group AB Class B                                  2,296      10,389       0.0%
    Dedicare AB Class B                                              8,570     135,528       0.0%
    Dios Fastigheter AB                                            457,418   2,344,512       0.1%
    Doro AB                                                        151,342     999,389       0.0%
    Duni AB                                                        206,724   2,927,108       0.1%
#   Dustin Group AB                                                166,899   1,379,810       0.0%
    East Capital Explorer AB                                        65,960     554,689       0.0%
#   Elanders AB Class B                                             15,657     185,931       0.0%
    Elekta AB Class B                                              293,263   3,061,746       0.1%
#   Eltel AB                                                        76,853     500,310       0.0%
    Enea AB                                                         63,008     599,295       0.0%
    eWork Group AB                                                  12,396     148,301       0.0%
    Fabege AB                                                      651,224  11,214,061       0.2%
#   Fagerhult AB                                                    64,568   2,665,543       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SWEDEN -- (Continued)
#   Fenix Outdoor International AG                                   9,962 $   966,513       0.0%
#*  Fingerprint Cards AB Class B                                    65,897     262,363       0.0%
    Granges AB                                                     420,141   4,362,676       0.1%
    Gunnebo AB                                                     171,567     943,026       0.0%
    Haldex AB                                                      218,762   2,934,034       0.1%
    Heba Fastighets AB Class B                                      42,288     542,942       0.0%
    Hemfosa Fastigheter AB                                         681,330   6,312,750       0.1%
    Hexpol AB                                                      659,586   7,327,759       0.2%
    HIQ International AB                                           297,368   2,032,355       0.1%
    HMS Networks AB                                                  6,593     302,171       0.0%
#   Hoist Finance AB                                               121,616   1,143,996       0.0%
    Holmen AB Class B                                              264,932  11,163,707       0.2%
    Hufvudstaden AB Class A                                        235,964   3,696,968       0.1%
#   Indutrade AB                                                   410,439   9,694,421       0.2%
#   Intrum Justitia AB                                             389,858  15,486,805       0.3%
    Inwido AB                                                      241,301   3,465,027       0.1%
    ITAB Shop Concept AB Class B                                    88,092     698,888       0.0%
#   JM AB                                                          392,486  13,809,109       0.3%
    KappAhl AB                                                     378,763   2,188,808       0.1%
#*  Karo Pharma AB                                                 212,845     837,903       0.0%
#   Kindred Group P.L.C.                                         1,251,492  12,968,859       0.3%
#   Klovern AB Class B                                           2,268,287   2,389,024       0.1%
    KNOW IT AB                                                      82,138   1,209,604       0.0%
#   Kungsleden AB                                                1,024,206   5,734,276       0.1%
    Lagercrantz Group AB Class B                                   290,867   3,173,520       0.1%
    Lifco AB Class B                                                44,144   1,344,403       0.0%
    Lindab International AB                                        407,193   3,719,628       0.1%
#   Loomis AB Class B                                              362,523  13,162,701       0.3%
#*  Medivir AB Class B                                             157,280   1,215,681       0.0%
#   Mekonomen AB                                                   149,584   2,965,394       0.1%
    Modern Times Group MTG AB Class B                              319,844  10,429,033       0.2%
#   MQ Holding AB                                                  190,110     720,694       0.0%
#   Mycronic AB                                                    464,036   4,582,344       0.1%
    NCC AB Class B                                                 511,468  13,588,290       0.3%
#   Nederman Holding AB                                              4,621     136,188       0.0%
*   Net Insight AB Class B                                         735,492     709,927       0.0%
    NetEnt AB                                                      953,177   7,352,327       0.2%
    New Wave Group AB Class B                                      274,794   1,946,786       0.0%
    Nobia AB                                                       745,291   7,707,411       0.2%
    Nobina AB                                                      205,684   1,253,921       0.0%
#   Nolato AB Class B                                              160,173   5,098,678       0.1%
#   OEM International AB Class B                                    44,190   1,057,980       0.0%
    Opus Group AB                                                1,178,318     937,924       0.0%
#*  Orexo AB                                                         6,681      20,730       0.0%
    Oriflame Holding AG                                            227,203   9,312,080       0.2%
    Pandox AB                                                       44,731     751,259       0.0%
    Peab AB                                                        876,860   9,576,046       0.2%
    Pricer AB Class B                                              811,833     935,041       0.0%
    Proact IT Group AB                                              49,605   1,063,427       0.0%
    Probi AB                                                        14,468     725,452       0.0%
#*  Qliro Group AB                                                 633,392     900,541       0.0%
#   Ratos AB Class B                                             1,328,043   6,228,349       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SWEDEN -- (Continued)
    RaySearch Laboratories AB                                      110,526 $  2,774,944       0.1%
#   Recipharm AB Class B                                           142,808    1,974,551       0.0%
    Rezidor Hotel Group AB                                         426,060    1,587,314       0.0%
    Rottneros AB                                                   323,465      303,161       0.0%
    Saab AB Class B                                                 31,972    1,584,269       0.0%
    Sagax AB Class B                                               108,975    1,132,148       0.0%
#*  SAS AB                                                         738,160    1,216,673       0.0%
#   Scandi Standard AB                                             215,392    1,294,023       0.0%
*   Scandic Hotels Group AB                                         28,132      316,699       0.0%
    Sectra AB Class B                                               58,461    1,071,746       0.0%
    Semcon AB                                                      100,425      724,009       0.0%
#*  Sensys Gatso Group AB                                        1,035,356      123,797       0.0%
    SkiStar AB                                                     118,781    2,541,741       0.1%
#*  SSAB AB Class A(BPRBWK4)                                       189,016      823,309       0.0%
*   SSAB AB Class A(B17H0S8)                                     1,081,113    4,703,344       0.1%
#*  SSAB AB Class B(BPRBWM6)                                     1,131,651    4,023,796       0.1%
*   SSAB AB Class B(B17H3F6)                                     2,535,211    8,994,583       0.2%
#   Sweco AB Class B                                               326,793    8,101,074       0.2%
    Swedol AB Class B                                               73,157      250,266       0.0%
    Systemair AB                                                    56,341    1,000,991       0.0%
#   Thule Group AB (The)                                           333,497    5,780,630       0.1%
    VBG Group AB Class B                                             1,216       17,951       0.0%
#   Victoria Park AB Class B                                       391,297    1,090,925       0.0%
    Vitrolife AB                                                    71,728    4,086,677       0.1%
#   Wallenstam AB Class B                                          906,444    7,723,554       0.2%
#   Wihlborgs Fastigheter AB                                       342,126    6,664,477       0.1%
                                                                           ------------       ---
TOTAL SWEDEN                                                                404,985,681       8.2%
                                                                           ------------       ---
SWITZERLAND -- (10.8%)
    Allreal Holding AG                                              62,208   10,703,356       0.2%
*   Alpiq Holding AG                                                 6,898      512,373       0.0%
    ALSO Holding AG                                                 23,641    2,972,428       0.1%
#   ams AG                                                         372,640   23,973,214       0.5%
    APG SGA SA                                                       7,581    3,626,207       0.1%
*   Arbonia AG                                                     189,337    3,521,100       0.1%
#   Aryzta AG                                                      368,607   11,967,134       0.2%
#   Ascom Holding AG                                               210,467    3,976,969       0.1%
    Autoneum Holding AG                                             16,300    4,817,139       0.1%
    Bachem Holding AG Class B                                       23,344    2,783,318       0.1%
    Baloise Holding AG                                              59,134    8,671,144       0.2%
    Bank Coop AG                                                    30,632    1,336,039       0.0%
    Banque Cantonale de Geneve                                       8,078    1,258,132       0.0%
    Banque Cantonale du Jura SA                                      4,442      260,158       0.0%
    Banque Cantonale Vaudoise                                       11,753    8,514,963       0.2%
    Belimo Holding AG                                                2,156    8,067,216       0.2%
    Bell AG                                                          4,955    2,128,694       0.0%
    Bellevue Group AG                                               51,433      883,605       0.0%
#   Berner Kantonalbank AG                                          23,094    4,390,507       0.1%
    BFW Liegenschaften AG                                              620       28,354       0.0%
    BKW AG                                                          64,177    3,475,852       0.1%
    Bobst Group SA                                                  44,716    4,529,864       0.1%
    Bossard Holding AG Class A                                      32,905    6,556,130       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SWITZERLAND -- (Continued)
    Bucher Industries AG                                            33,396 $10,766,876       0.2%
#   Burckhardt Compression Holding AG                               11,640   3,571,429       0.1%
    Burkhalter Holding AG                                           20,988   3,164,011       0.1%
    Calida Holding AG                                               25,084     994,394       0.0%
    Carlo Gavazzi Holding AG                                         1,577     496,479       0.0%
    Cembra Money Bank AG                                           131,985  11,259,966       0.2%
    Cham Paper Holding AG                                            1,894     704,592       0.0%
*   Cicor Technologies, Ltd.                                         6,925     268,323       0.0%
    Cie Financiere Tradition SA                                      9,458     996,136       0.0%
    Clariant AG                                                    815,669  16,518,702       0.3%
    Coltene Holding AG                                              20,595   1,759,154       0.0%
    Conzzeta AG                                                      6,400   6,326,467       0.1%
#   Daetwyler Holding AG                                            37,940   6,421,208       0.1%
    DKSH Holding AG                                                 91,554   7,374,403       0.2%
    dormakaba Holding AG                                            16,675  14,287,501       0.3%
    Edmond de Rothschild Suisse SA                                      71   1,195,257       0.0%
#   EFG International AG                                           420,368   2,670,897       0.1%
    Emmi AG                                                         12,810   9,353,191       0.2%
    Energiedienst Holding AG                                        68,912   1,728,184       0.0%
#*  Evolva Holding SA                                            1,077,319     595,827       0.0%
    Feintool International Holding AG                                7,642     971,503       0.0%
    Flughafen Zuerich AG                                           104,871  23,111,210       0.5%
    Forbo Holding AG                                                 6,853  11,241,442       0.2%
    GAM Holding AG                                                 962,516  12,333,797       0.3%
    Georg Fischer AG                                                22,511  21,227,134       0.4%
    Gurit Holding AG                                                 2,329   2,029,502       0.0%
    Helvetia Holding AG                                             36,269  20,140,004       0.4%
#   HOCHDORF Holding AG                                              5,428   1,664,205       0.0%
#   Huber & Suhner AG                                               69,938   4,709,515       0.1%
    Implenia AG                                                     85,074   6,531,120       0.1%
    Inficon Holding AG                                               9,382   4,926,916       0.1%
    Interroll Holding AG                                             3,127   3,676,850       0.1%
    Intershop Holding AG                                             8,065   3,884,757       0.1%
    Jungfraubahn Holding AG                                          4,767     522,283       0.0%
    Kardex AG                                                       35,549   3,914,567       0.1%
    Komax Holding AG                                                18,489   4,933,601       0.1%
    Kudelski SA                                                    195,049   3,383,339       0.1%
*   Lastminute.com NV                                                6,959     100,067       0.0%
    LEM Holding SA                                                   3,773   3,856,604       0.1%
    Liechtensteinische Landesbank AG                                34,495   1,705,602       0.0%
    Logitech International SA                                      708,858  23,690,881       0.5%
#   Luzerner Kantonalbank AG                                        16,857   7,284,592       0.2%
#   MCH Group AG                                                     1,879     128,980       0.0%
    Metall Zug AG Class B                                              888   3,489,750       0.1%
#*  Meyer Burger Technology AG                                   2,370,456   1,953,873       0.0%
    Mobilezone Holding AG                                          133,170   2,034,718       0.0%
    Mobimo Holding AG                                               33,993   9,139,662       0.2%
#   OC Oerlikon Corp. AG                                           929,429  11,166,384       0.2%
#*  Orascom Development Holding AG                                  60,240     335,543       0.0%
#   Orell Fuessli Holding AG                                         5,028     651,420       0.0%
    Orior AG                                                        29,509   2,263,489       0.1%
#   Panalpina Welttransport Holding AG                              63,044   8,338,868       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
SWITZERLAND -- (Continued)
#   Phoenix Mecano AG                                                3,168 $    1,682,654        0.0%
    Plazza AG Class A                                                5,940      1,376,052        0.0%
    PSP Swiss Property AG                                          201,709     18,084,267        0.4%
    Rieter Holding AG                                               17,376      3,856,251        0.1%
    Romande Energie Holding SA                                       2,625      3,400,785        0.1%
#*  Schaffner Holding AG                                             2,950        835,897        0.0%
*   Schmolz + Bickenbach AG                                      2,877,485      2,635,961        0.1%
    Schweiter Technologies AG                                        4,581      5,505,586        0.1%
    SFS Group AG                                                    30,931      3,086,809        0.1%
    Siegfried Holding AG                                            21,530      6,154,871        0.1%
    St Galler Kantonalbank AG                                       11,780      5,115,571        0.1%
    Sulzer AG                                                      107,928     12,595,322        0.3%
    Sunrise Communications Group AG                                151,615     11,261,611        0.2%
    Swiss Prime Site AG                                            139,414     12,086,296        0.2%
    Swissquote Group Holding SA                                     45,894      1,264,321        0.0%
    Tamedia AG                                                      14,493      2,133,932        0.0%
    Tecan Group AG                                                  46,082      7,864,233        0.2%
    Temenos Group AG                                               318,043     27,528,471        0.6%
    Thurgauer Kantonalbank                                             659         61,795        0.0%
    u-blox Holding AG                                               30,554      6,771,533        0.1%
    Valiant Holding AG                                              89,304     10,251,067        0.2%
    Valora Holding AG                                               15,777      5,414,476        0.1%
    Vaudoise Assurances Holding SA                                   5,437      2,831,405        0.1%
    Vetropack Holding AG                                             1,003      1,984,901        0.0%
*   Von Roll Holding AG                                            250,484        279,528        0.0%
    Vontobel Holding AG                                            136,975      8,076,113        0.2%
    VP Bank AG                                                       9,687      1,115,334        0.0%
    VZ Holding AG                                                   11,594      3,224,902        0.1%
    Walliser Kantonalbank                                           16,716      1,399,597        0.0%
    Walter Meier AG                                                 22,913      1,022,311        0.0%
    Ypsomed Holding AG                                              16,382      3,152,959        0.1%
#   Zehnder Group AG                                                57,019      1,932,291        0.0%
#   Zug Estates Holding AG Class B                                     645      1,134,431        0.0%
    Zuger Kantonalbank AG                                              619      3,319,415        0.1%
                                                                           --------------      -----
TOTAL SWITZERLAND                                                           603,190,019        12.2%
                                                                           --------------      -----
UNITED STATES -- (0.0%)
#   Sapiens International Corp. NV                                 103,202      1,271,788        0.0%
                                                                           --------------      -----
TOTAL COMMON STOCKS                                                        4,894,017,335       98.6%
                                                                           --------------      -----
PREFERRED STOCKS -- (0.7%)
GERMANY -- (0.7%)
    Biotest AG                                                      89,937      1,929,392        0.0%
    Draegerwerk AG & Co. KGaA                                       33,986      3,719,739        0.1%
#   Fuchs Petrolub SE                                              212,417     10,956,309        0.2%
    Jungheinrich AG                                                245,511      8,548,736        0.2%
#   Sartorius AG                                                   117,258     10,735,201        0.2%
    Sixt SE                                                         65,621      2,931,702        0.1%
    STO SE & Co. KGaA                                                8,021        921,295        0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
GERMANY -- (Continued)
Villeroy & Boch AG                                                    41,209 $      866,270        0.0%
                                                                             --------------      -----
TOTAL GERMANY                                                                    40,608,644        0.8%
                                                                             --------------      -----
TOTAL PREFERRED STOCKS                                                           40,608,644        0.8%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)
     AUSTRIA -- (0.0%)
*    Intercell AG Rights 5/16/13                                     254,689             --        0.0%
                                                                             --------------      -----
FRANCE -- (0.0%)
*    Maurel et prom Rights 12/31/00                                  844,597             --        0.0%
                                                                             --------------      -----
ITALY -- (0.0%)
#*   d'Amico International Shipping SA Rights 5/18/17                830,428         41,792        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                                41,792        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   4,934,667,771
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (11.7%)
(S)@ DFA Short Term Investment Fund                               56,722,188    656,445,884       13.2%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,328,293,736)                          $5,591,113,655      112.6%
                                                                             ==============      =====

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         -----------------------------------------------
                                         LEVEL 1    LEVEL 2       LEVEL 3     TOTAL
                                         ------- -------------- --------- --------------
Common Stocks
   Austria                                   --  $  161,605,769      --   $  161,605,769
   Belgium                                   --     215,941,349      --      215,941,349
   Denmark                                   --     255,518,974      --      255,518,974
   Finland                                   --     339,669,673      --      339,669,673
   France                                    --     683,401,465      --      683,401,465
   Germany                                   --     797,525,820      --      797,525,820
   Ireland                                   --      66,821,586      --       66,821,586
   Israel                                    --     118,570,564      --      118,570,564
   Italy                                     --     522,416,248      --      522,416,248
   Netherlands                               --     257,561,846      --      257,561,846
   Norway                                    --     124,590,766      --      124,590,766
   Portugal                                  --      52,437,284      --       52,437,284
   Spain                                     --     288,508,503      --      288,508,503
   Sweden                                    --     404,985,681      --      404,985,681
   Switzerland                               --     603,190,019      --      603,190,019
   United States                             --       1,271,788      --        1,271,788
Preferred Stocks
   Germany                                   --      40,608,644      --       40,608,644
Rights/Warrants
   Italy                                     --          41,792      --           41,792
Securities Lending Collateral                --     656,445,884      --      656,445,884
                                         ------  --------------  ------   --------------
TOTAL                                        --  $5,591,113,655      --   $5,591,113,655
                                         ======  ==============  ======   ==============

                       THE CANADIAN SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
COMMON STOCKS -- (85.0%)
Consumer Discretionary -- (8.4%)
    Aimia, Inc.                                                  884,417 $  5,921,813       0.5%
#*  Amaya, Inc.                                                  529,592    9,408,158       0.8%
#   AutoCanada, Inc.                                             184,038    3,165,607       0.3%
#   BMTC Group, Inc.                                              17,481      162,894       0.0%
*   BRP, Inc.                                                    224,151    5,298,965       0.4%
    Cara Operations, Ltd.                                         44,000      821,948       0.1%
#   Cineplex, Inc.                                               355,683   14,000,108       1.1%
    Cogeco Communications, Inc.                                   97,656    5,588,008       0.5%
    Cogeco, Inc.                                                  39,968    2,000,962       0.2%
    Corus Entertainment, Inc. Class B                            740,938    7,273,411       0.6%
    DHX Media, Ltd.(BRF12N3)                                     363,010    1,529,107       0.1%
    DHX Media, Ltd.(BRF12P5)                                     396,625    1,635,837       0.1%
    Dorel Industries, Inc. Class B                               180,980    4,348,664       0.4%
    Enercare, Inc.                                               611,459    9,711,315       0.8%
#   Gamehost, Inc.                                                52,673      399,374       0.0%
*   Glacier Media, Inc.                                          171,625       81,723       0.0%
    goeasy, Ltd.                                                  32,033      745,532       0.1%
*   Great Canadian Gaming Corp.                                  348,738    6,225,959       0.5%
#   Hudson's Bay Co.                                             365,311    3,339,864       0.3%
*   Indigo Books & Music, Inc.                                     2,402       28,154       0.0%
*   Jackpotjoy P.L.C.                                            174,484    1,284,157       0.1%
    Leon's Furniture, Ltd.                                       139,375    1,732,679       0.1%
    Linamar Corp.                                                291,014   12,373,505       1.0%
    Martinrea International, Inc.                                520,956    3,976,676       0.3%
#   MTY Food Group, Inc.                                          97,063    3,333,441       0.3%
#   Pizza Pizza Royalty Corp.                                    159,012    2,069,992       0.2%
    Reitmans Canada, Ltd. Class A                                260,312    1,045,024       0.1%
#*  Sears Canada, Inc.                                            50,217       51,503       0.0%
    Sleep Country Canada Holdings, Inc.                           97,100    2,511,704       0.2%
#*  Spin Master Corp.                                             59,300    1,703,781       0.1%
    Torstar Corp. Class B                                        393,289      498,436       0.0%
*   TVA Group, Inc. Class B                                        7,000       17,025       0.0%
#   Uni-Select, Inc.                                             222,970    5,908,080       0.5%
#*  Yellow Pages, Ltd.                                           147,535      812,764       0.1%
    Zenith Capital Corp.                                         111,820        6,635       0.0%
                                                                         ------------       ---
Total Consumer Discretionary                                              119,012,805       9.8%
                                                                         ------------       ---
Consumer Staples -- (4.3%)
    AGT Food & Ingredients, Inc.                                 125,802    2,905,782       0.2%
    Andrew Peller, Ltd. Class A                                   65,300      522,381       0.0%
    Clearwater Seafoods, Inc.                                     90,557      701,874       0.1%
#*  Colabor Group, Inc.                                           68,300       50,035       0.0%
    Corby Spirit and Wine, Ltd.                                   71,267    1,161,636       0.1%
    Cott Corp.(2228952)                                          701,676    9,231,970       0.8%
    Cott Corp.(22163N106)                                         96,682    1,273,302       0.1%
    High Liner Foods, Inc.                                        87,391    1,209,985       0.1%
    Jean Coutu Group PJC, Inc. (The) Class A                     416,976    6,824,104       0.6%
    Lassonde Industries, Inc. Class A                              2,600      454,783       0.0%
#   Liquor Stores N.A., Ltd.                                     181,111    1,334,733       0.1%
    Maple Leaf Foods, Inc.                                       510,145   12,769,975       1.1%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Staples -- (Continued)
*   Neptune Technologies & Bioressources, Inc.                      22,102 $    21,858       0.0%
    North West Co., Inc. (The)                                     300,936   7,098,743       0.6%
    Premium Brands Holdings Corp.                                  156,662   9,805,649       0.8%
#   Rogers Sugar, Inc.                                             559,523   2,549,528       0.2%
#*  SunOpta, Inc.                                                  377,650   2,774,865       0.2%
                                                                           -----------       ---
Total Consumer Staples                                                      60,691,203       5.0%
                                                                           -----------       ---
Energy -- (18.0%)
*   Advantage Oil & Gas, Ltd.                                    1,118,875   7,040,868       0.6%
#*  Africa Oil Corp.                                               853,599   1,325,688       0.1%
    AKITA Drilling, Ltd. Class A                                    40,600     258,760       0.0%
#*  Athabasca Oil Corp.                                          2,807,297   2,838,042       0.2%
#*  Baytex Energy Corp.                                          1,311,306   3,967,396       0.3%
#*  Bellatrix Exploration, Ltd.                                  1,626,593   1,215,432       0.1%
    Birchcliff Energy, Ltd.                                      1,092,635   5,611,056       0.5%
#*  BlackPearl Resources, Inc.                                   1,472,701   1,305,423       0.1%
    Bonavista Energy Corp.                                       1,393,041   2,928,851       0.2%
#   Bonterra Energy Corp.                                          175,395   2,487,563       0.2%
#*  Calfrac Well Services, Ltd.                                    860,615   2,187,710       0.2%
#*  Canacol Energy, Ltd.                                           823,542   2,461,485       0.2%
    Canadian Energy Services & Technology Corp.                    782,242   3,696,173       0.3%
*   Canyon Services Group, Inc.                                    510,766   2,368,520       0.2%
#   Cardinal Energy, Ltd.                                          251,560   1,183,118       0.1%
#*  Cequence Energy, Ltd.                                          863,916     155,056       0.0%
#*  Chinook Energy, Inc.                                           496,199     125,408       0.0%
*   Corridor Resources, Inc.                                         1,246         402       0.0%
*   Crew Energy, Inc.                                              983,376   2,960,826       0.2%
#*  Delphi Energy Corp.                                            979,039     961,073       0.1%
#*  Denison Mines Corp.                                          3,011,382   1,544,242       0.1%
#   Enbridge Income Fund Holdings, Inc.                            472,655  11,599,533       1.0%
    Enerflex, Ltd.                                                 541,758   7,635,928       0.6%
#*  Energy Fuels, Inc.                                             378,396     659,743       0.1%
    Enerplus Corp.                                                 511,959   3,694,221       0.3%
    Ensign Energy Services, Inc.                                   801,627   4,457,235       0.4%
#*  Epsilon Energy, Ltd.                                           312,073     715,570       0.1%
*   Essential Energy Services Trust                                929,741     415,473       0.0%
*   Fission Uranium Corp.                                        1,045,500     474,862       0.0%
#   Freehold Royalties, Ltd.                                       564,872   5,611,270       0.5%
*   GASFRAC Energy Services, Inc.                                   91,560           9       0.0%
*   Gear Energy, Ltd.                                              291,000     181,202       0.0%
    Gibson Energy, Inc.                                            702,339   9,523,677       0.8%
*   Gran Tierra Energy, Inc.                                     2,753,450   6,938,843       0.6%
#   Granite Oil Corp.                                              212,708     804,053       0.1%
#*  Kelt Exploration, Ltd.                                         933,040   4,593,259       0.4%
#*  Laramide Resources, Ltd.                                        22,000       8,219       0.0%
#*  MEG Energy Corp.                                             1,362,856   6,170,067       0.5%
    Mullen Group, Ltd.                                             601,981   6,601,704       0.5%
#*  Newalta Corp.                                                  594,698     893,103       0.1%
    North American Energy Partners, Inc.                           145,834     696,559       0.1%
#   Northern Blizzard Resources, Inc.                              201,200     498,191       0.0%
*   NuVista Energy, Ltd.                                         1,079,026   4,861,368       0.4%
#*  Painted Pony Petroleum, Ltd.                                   609,461   2,232,376       0.2%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Energy -- (Continued)
#*  Paramount Resources, Ltd. Class A                              323,242 $  4,125,033       0.3%
*   Parex Resources, Inc.                                          855,191   10,619,016       0.9%
#   Parkland Fuel Corp.                                            530,725   11,547,220       1.0%
    Pason Systems, Inc.                                            356,252    5,290,083       0.4%
#*  Pengrowth Energy Corp.                                       3,100,994    2,975,937       0.2%
#*  Penn West Petroleum, Ltd.                                    3,762,726    5,650,773       0.5%
*   Perpetual Energy, Inc.                                          41,575       49,035       0.0%
*   Petrus Resources, Ltd.                                          19,582       32,850       0.0%
    Peyto Exploration & Development Corp.                           32,200      585,948       0.0%
#*  PHX Energy Services Corp.                                      241,574      564,537       0.0%
#*  Pine Cliff Energy, Ltd.                                        476,200      258,150       0.0%
*   Precision Drilling Corp.                                     1,924,403    7,655,037       0.6%
#*  Pulse Seismic, Inc.                                            279,839      526,857       0.0%
*   Questerre Energy Corp. Class A                                 764,460      392,016       0.0%
*   Raging River Exploration, Inc.                               1,094,651    6,391,245       0.5%
#*  RMP Energy, Inc.                                               982,111      589,964       0.1%
#*  Savanna Energy Services Corp.                                  520,779      721,052       0.1%
#   Secure Energy Services, Inc.                                   983,536    6,405,359       0.5%
    ShawCor, Ltd.                                                  269,381    6,758,946       0.6%
#*  Spartan Energy Corp.                                         2,422,043    4,045,462       0.3%
*   Strad Energy Services, Ltd.                                     39,947       40,677       0.0%
#   Surge Energy, Inc.                                           1,968,637    3,663,117       0.3%
#*  Tamarack Valley Energy, Ltd.                                   615,983    1,173,258       0.1%
#   TORC Oil & Gas, Ltd.                                         1,005,112    4,373,734       0.4%
    Total Energy Services, Inc.                                    181,978    1,813,048       0.2%
#*  TransGlobe Energy Corp.                                        448,945      657,771       0.1%
#*  Trican Well Service, Ltd.                                      991,038    2,722,532       0.2%
*   Trilogy Energy Corp.                                           387,642    1,260,855       0.1%
*   Trinidad Drilling, Ltd.                                      1,523,484    2,388,378       0.2%
    Veresen, Inc.                                                1,597,192   17,820,032       1.5%
#*  Western Energy Services Corp.                                  521,097      771,119       0.1%
#   Whitecap Resources, Inc.                                     2,075,112   14,684,870       1.2%
*   Xtreme Drilling Corp.                                          232,519      398,589       0.0%
*   Yangarra Resources, Ltd.                                       325,700      603,656       0.1%
#   ZCL Composites, Inc.                                           168,027    1,815,610       0.2%
                                                                           ------------      ----
Total Energy                                                                255,261,323      21.1%
                                                                           ------------      ----
Financials -- (5.1%)
#   AGF Management, Ltd. Class B                                   457,869    2,287,584       0.2%
#   Alaris Royalty Corp.                                           185,916    2,965,013       0.2%
#   Callidus Capital Corp.                                          86,620    1,089,532       0.1%
*   Canaccord Genuity Group, Inc.                                  728,178    2,715,231       0.2%
#   Canadian Western Bank                                          519,727   10,215,212       0.8%
#   Chesswood Group, Ltd.                                           67,242      677,814       0.1%
    Clairvest Group, Inc.                                            1,900       48,020       0.0%
#   Clarke, Inc.                                                    17,242      138,941       0.0%
    E-L Financial Corp., Ltd.                                        3,378    2,021,776       0.2%
#   Echelon Financial Holdings, Inc.                                14,650      133,509       0.0%
    ECN Capital Corp.                                            1,412,506    3,849,326       0.3%
#   Equitable Group, Inc.                                           68,106    1,820,584       0.1%
*   Equity Financial Holdings, Inc.                                    800        4,571       0.0%
    Fiera Capital Corp.                                            224,637    2,343,380       0.2%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
#   Firm Capital Mortgage Investment Corp.                         103,718 $   990,793       0.1%
#   First National Financial Corp.                                  92,437   1,558,167       0.1%
#   Genworth MI Canada, Inc.                                       317,380   7,881,896       0.7%
    Gluskin Sheff + Associates, Inc.                               200,196   2,490,259       0.2%
*   GMP Capital, Inc.                                              294,287     735,152       0.1%
    Guardian Capital Group, Ltd. Class A                            35,497     704,453       0.1%
#   Home Capital Group, Inc.                                       350,158   2,062,394       0.2%
*   Kingsway Financial Services, Inc.                               13,070      73,152       0.0%
    Laurentian Bank of Canada                                      221,646   9,066,857       0.7%
#   Sprott, Inc.                                                 1,434,588   2,469,712       0.2%
#*  Street Capital Group, Inc.                                     120,227     114,498       0.0%
#   Timbercreek Financial Corp.                                    186,000   1,222,241       0.1%
    TMX Group, Ltd.                                                229,180  12,947,776       1.1%
                                                                           -----------       ---
Total Financials                                                            72,627,843       6.0%
                                                                           -----------       ---
Health Care -- (1.7%)
#   Concordia International Corp.(BDD7WR9)                          47,100      58,657       0.0%
    Concordia International Corp.(20653P102)                        65,542      82,583       0.0%
*   CRH Medical Corp.                                              445,496   2,620,661       0.2%
#   Extendicare, Inc.                                              582,271   4,261,300       0.4%
*   Knight Therapeutics, Inc.                                      689,925   5,362,517       0.4%
#   Medical Facilities Corp.                                       190,169   2,266,620       0.2%
#*  Merus Labs International, Inc.                                 452,145     351,103       0.0%
*   Novelion Therapeutics, Inc.                                     43,802     446,026       0.0%
#   Sienna Senior Living, Inc.                                     295,115   3,714,205       0.3%
*   Theratechnologies, Inc.                                        382,901   1,854,127       0.2%
*   Valeant Pharmaceuticals International, Inc.                    385,779   3,575,037       0.3%
                                                                           -----------       ---
Total Health Care                                                           24,592,836       2.0%
                                                                           -----------       ---
Industrials -- (10.5%)
    Aecon Group, Inc.                                              408,101   4,840,229       0.4%
#   Ag Growth International, Inc.                                   92,771   3,767,112       0.3%
*   Air Canada                                                     371,000   3,530,486       0.3%
    Algoma Central Corp.                                            31,090     282,874       0.0%
*   ATS Automation Tooling Systems, Inc.                           522,530   4,983,950       0.4%
#   Badger Daylighting, Ltd.                                       225,381   5,362,716       0.4%
*   Ballard Power Systems, Inc.                                     32,234     105,554       0.0%
#   Bird Construction, Inc.                                        215,433   1,504,030       0.1%
#   Black Diamond Group, Ltd.                                      293,541     832,207       0.1%
#   CanWel Building Materials Group, Ltd.                          195,322     847,080       0.1%
#   Cargojet, Inc.                                                  17,649     559,834       0.1%
#   Cervus Equipment Corp.                                          37,897     341,755       0.0%
*   DIRTT Environmental Solutions                                  276,668   1,341,740       0.1%
#   Exchange Income Corp.                                          113,984   2,926,735       0.2%
    Exco Technologies, Ltd.                                        160,315   1,329,450       0.1%
    Finning International, Inc.                                    552,678  10,510,619       0.9%
*   GDI Integrated Facility Services, Inc.                             700       8,666       0.0%
*   Heroux-Devtek, Inc.                                            163,554   1,442,577       0.1%
*   HNZ Group, Inc.                                                 23,088     231,548       0.0%
#   Horizon North Logistics, Inc.                                  757,844     938,249       0.1%
#*  IBI Group, Inc.                                                 52,500     271,529       0.0%
#   K-Bro Linen, Inc.                                               36,853   1,065,053       0.1%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Industrials -- (Continued)
    Logistec Corp. Class B                                             300 $      8,132       0.0%
#*  Lumenpulse, Inc.                                                11,600      179,135       0.0%
    MacDonald Dettwiler & Associates, Ltd.                         196,107    9,682,877       0.8%
    Magellan Aerospace Corp.                                        87,376    1,312,192       0.1%
#   Morneau Shepell, Inc.                                          288,411    4,257,340       0.4%
#*  NAPEC, Inc.                                                     53,200       44,819       0.0%
    New Flyer Industries, Inc.                                     254,471    9,479,397       0.8%
    Richelieu Hardware, Ltd.                                       275,155    6,123,738       0.5%
    Rocky Mountain Dealerships, Inc.                                94,455      671,194       0.1%
    Russel Metals, Inc.                                            364,455    6,989,804       0.6%
    Savaria Corp.                                                   48,100      502,124       0.0%
#   Stantec, Inc.(2854238)                                         641,429   16,460,392       1.4%
    Stantec, Inc.(85472N109)                                         3,715       95,104       0.0%
#   Stuart Olson, Inc.                                             119,359      470,423       0.0%
#   Student Transportation, Inc.                                   518,910    3,082,935       0.3%
    TFI International, Inc.                                        524,953   11,429,327       0.9%
    Toromont Industries, Ltd.                                      426,913   15,186,913       1.3%
    Transcontinental, Inc. Class A                                 404,976    7,224,033       0.6%
    Wajax Corp.                                                    126,038    2,255,674       0.2%
    WestJet Airlines, Ltd.                                           6,379      105,518       0.0%
#*  Westport Fuel Systems, Inc.                                     17,150       23,243       0.0%
    Westshore Terminals Investment Corp.                           342,649    5,991,745       0.5%
                                                                           ------------      ----
Total Industrials                                                           148,600,052      12.3%
                                                                           ------------      ----
Information Technology -- (4.5%)
*   5N Plus, Inc.                                                  359,429      513,451       0.0%
#   Absolute Software Corp.                                        234,888    1,328,402       0.1%
#*  Avigilon Corp.                                                 248,994    2,936,745       0.2%
    Calian Group, Ltd.                                              27,355      544,074       0.1%
*   Celestica, Inc.(2263362)                                       698,843    9,957,508       0.8%
*   Celestica, Inc.(15101Q108)                                      36,408      518,814       0.1%
#   Computer Modelling Group, Ltd.                                 438,752    3,471,317       0.3%
*   Descartes Systems Group, Inc. (The)                            405,356    9,354,027       0.8%
    DH Corp.                                                       431,732    8,030,237       0.7%
    Enghouse Systems, Ltd.                                         113,857    4,992,009       0.4%
    Evertz Technologies, Ltd.                                      159,053    1,969,156       0.2%
#*  EXFO, Inc.                                                      58,187      268,119       0.0%
*   Halogen Software, Inc.                                           3,200       29,233       0.0%
*   Kinaxis, Inc.                                                   92,672    5,556,722       0.5%
#   Mediagrif Interactive Technologies, Inc.                        16,170      183,016       0.0%
*   Mitel Networks Corp.                                           548,724    3,879,114       0.3%
*   Points International, Ltd.(2556879)                             36,359      324,156       0.0%
*   Points International, Ltd.(730843208)                            3,323       29,541       0.0%
    Pure Technologies, Ltd.                                        133,445      440,890       0.0%
#   Sandvine Corp.                                               1,088,669    2,536,147       0.2%
#*  Sierra Wireless, Inc.(2418968)                                 180,247    4,560,808       0.4%
*   Sierra Wireless, Inc.(826516106)                                10,722      271,267       0.0%
#*  Solium Capital, Inc.                                           108,306      633,944       0.1%
#*  UrtheCast Corp.                                                423,414      496,291       0.0%
    Vecima Networks, Inc.                                            6,059       48,049       0.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
    Wi-LAN, Inc.                                                   780,333 $ 1,566,325       0.1%
                                                                           -----------       ---
Total Information Technology                                                64,439,362       5.3%
                                                                           -----------       ---
Materials -- (24.9%)
    Acadian Timber Corp.                                            54,938     727,248       0.1%
#   AirBoss of America Corp.                                        96,462     876,253       0.1%
#*  Alacer Gold Corp.                                            1,660,148   2,626,951       0.2%
#   Alamos Gold, Inc. Class A                                    1,807,660  12,937,870       1.1%
#*  Almaden Minerals, Ltd. Class B                                  38,344      56,180       0.0%
#   Altius Minerals Corp.                                          182,600   1,614,580       0.1%
*   Americas Silver Corp.                                          120,008     351,660       0.0%
#*  Amerigo Resources, Ltd.                                        212,000      96,289       0.0%
*   Argonaut Gold, Inc.                                            923,902   1,489,018       0.1%
#*  Asanko Gold, Inc.                                              800,944   1,942,145       0.2%
*   AuRico Metals, Inc.                                            769,483     625,711       0.1%
*   B2Gold Corp.                                                 5,693,373  14,305,900       1.2%
*   Banro Corp.                                                    184,289      22,276       0.0%
    Caledonia Mining Corp. P.L.C.                                    2,700       3,600       0.0%
#   Canam Group, Inc.                                              266,196   2,373,250       0.2%
*   Canfor Corp.                                                   483,970   7,268,148       0.6%
    Canfor Pulp Products, Inc.                                     208,715   1,808,797       0.1%
*   Capstone Mining Corp.                                        3,258,255   2,530,127       0.2%
    Cascades, Inc.                                                 482,793   5,814,525       0.5%
    Centerra Gold, Inc.                                          1,347,235   6,957,993       0.6%
#*  China Gold International Resources Corp., Ltd.               1,522,561   2,264,239       0.2%
#*  Continental Gold, Inc.                                         818,900   1,847,707       0.2%
#*  Copper Mountain Mining Corp.                                   909,230     599,470       0.0%
*   Detour Gold Corp.                                              230,900   2,917,860       0.2%
    Dominion Diamond Corp.(B95LX89)                                554,107   6,734,285       0.6%
    Dominion Diamond Corp.(257287102)                               20,700     251,712       0.0%
#*  Dundee Precious Metals, Inc.                                   993,622   1,987,171       0.2%
#*  Eastern Platinum, Ltd.                                         141,236      31,557       0.0%
#*  Eastmain Resources, Inc.                                       104,500      36,746       0.0%
*   EcoSynthetix, Inc.                                               1,500       2,681       0.0%
    Eldorado Gold Corp.                                          4,259,785  15,571,830       1.3%
*   Endeavour Mining Corp.                                         382,538   6,310,939       0.5%
*   Endeavour Silver Corp.                                          43,561     133,391       0.0%
#*  Exeter Resource Corp.                                            4,111       6,836       0.0%
#*  First Majestic Silver Corp.                                    956,624   7,778,857       0.6%
*   Fortress Paper, Ltd. Class A                                    16,706      94,236       0.0%
*   Fortuna Silver Mines, Inc.                                     876,406   4,025,542       0.3%
#*  Golden Star Resources, Ltd.                                  2,138,727   1,535,440       0.1%
#*  Great Panther Silver, Ltd.                                     760,101     952,180       0.1%
*   Guyana Goldfields, Inc.                                        893,244   4,430,066       0.4%
    HudBay Minerals, Inc.                                        1,487,005   8,878,130       0.7%
*   IAMGOLD Corp.                                                2,772,941  11,457,007       0.9%
#*  Imperial Metals Corp.                                          272,960   1,213,778       0.1%
*   Interfor Corp.                                                 454,208   6,708,057       0.6%
*   International Tower Hill Mines, Ltd.                            13,001       6,572       0.0%
    Intertape Polymer Group, Inc.                                  377,577   6,666,134       0.6%
#*  Ivanhoe Mines, Ltd. Class A                                  2,184,189   7,664,382       0.6%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
*   Kirkland Lake Gold, Ltd.                                       953,173 $ 6,598,648       0.5%
*   Klondex Mines, Ltd.                                            871,669   3,116,182       0.3%
    Labrador Iron Ore Royalty Corp.                                394,356   5,122,107       0.4%
    Lucara Diamond Corp.                                         1,407,865   3,248,800       0.3%
*   Lundin Gold, Inc.                                               23,100      99,842       0.0%
    Lundin Mining Corp.                                          1,179,505   6,290,463       0.5%
*   Lydian International, Ltd.                                      91,514      22,794       0.0%
*   Major Drilling Group International, Inc.                       572,212   3,173,250       0.3%
    Mandalay Resources Corp.                                     1,371,135     572,541       0.0%
    Methanex Corp.(59151K108)                                       92,958   4,266,772       0.4%
    Methanex Corp.(2654416)                                        188,866   8,679,216       0.7%
#*  Midas Gold Corp.                                               293,884     167,928       0.0%
*   Nautilus Minerals, Inc.                                        227,078      42,420       0.0%
    Nevsun Resources, Ltd.                                       1,817,570   4,034,458       0.3%
*   New Gold, Inc.                                               2,843,983   8,062,865       0.7%
    Norbord, Inc.                                                  235,880   7,302,510       0.6%
#*  Northern Dynasty Minerals, Ltd.                                148,624     236,265       0.0%
    OceanaGold Corp.                                             3,690,660  12,031,381       1.0%
*   Orbite Technologies, Inc.                                       73,500      12,653       0.0%
#   Osisko Gold Royalties, Ltd.                                    656,728   6,995,215       0.6%
    Pan American Silver Corp.                                      990,673  16,612,216       1.4%
*   Pilot Gold, Inc.                                               222,861      80,815       0.0%
*   Platinum Group Metals, Ltd.                                    105,831     127,147       0.0%
#*  PolyMet Mining Corp.                                           613,665     436,068       0.0%
#*  Premier Gold Mines, Ltd.                                       171,500     346,757       0.0%
#*  Pretium Resources, Inc.(B57Q8S9)                               114,400   1,133,901       0.1%
#*  Pretium Resources, Inc.(74139C102)                             325,217   3,222,900       0.3%
#*  Primero Mining Corp.                                         1,071,138     502,200       0.0%
#*  RB Energy, Inc.                                                396,013         396       0.0%
*   Richmont Mines, Inc.                                           333,171   2,518,827       0.2%
#*  Royal Nickel Corp.                                             385,500      63,542       0.0%
#*  Sabina Gold & Silver Corp.                                   1,487,821   1,874,695       0.2%
#*  Sandstorm Gold, Ltd.                                           895,672   3,103,570       0.3%
#*  Seabridge Gold, Inc.                                           111,235   1,147,349       0.1%
*   SEMAFO, Inc.                                                 1,661,946   3,822,945       0.3%
#*  Sherritt International Corp.                                 2,357,661   1,554,445       0.1%
*   Silver Standard Resources, Inc.                                763,090   7,870,999       0.7%
#*  Sprott Resource Holdings, Inc.                                 597,898      81,031       0.0%
    Stella-Jones, Inc.                                             242,305   7,675,373       0.6%
#*  Stornoway Diamond Corp.                                      1,382,297     830,360       0.1%
    Tahoe Resources, Inc.                                          990,247   8,023,246       0.7%
#*  Tanzanian Royalty Exploration Corp.                            298,950     148,922       0.0%
*   Taseko Mines, Ltd.                                           1,234,191   1,383,328       0.1%
*   Tembec, Inc.                                                   420,376     911,551       0.1%
#*  Teranga Gold Corp.                                           2,420,069   1,170,101       0.1%
#*  Timmins Gold Corp.                                           1,765,357     685,425       0.1%
#*  TMAC Resources, Inc.                                            43,213     492,895       0.0%
*   Torex Gold Resources, Inc.                                     462,775   7,838,070       0.6%
#*  Trevali Mining Corp.                                         2,609,716   2,294,172       0.2%
#*  Wesdome Gold Mines, Ltd.                                       402,664     999,986       0.1%
    West Fraser Timber Co., Ltd.                                   315,210  14,164,303       1.2%
    Western Forest Products, Inc.                                2,434,109   3,833,804       0.3%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Materials -- (Continued)
    Winpak, Ltd.                                                   153,235 $    6,549,013       0.5%
    Yamana Gold, Inc.                                            2,550,417      6,856,914       0.6%
                                                                           --------------      ----
Total Materials                                                               352,968,902      29.2%
                                                                           --------------      ----
Real Estate -- (2.2%)
#   Altus Group, Ltd.                                              226,414      5,108,642       0.4%
    Brookfield Real Estate Services, Inc.                           25,569        303,258       0.0%
    Colliers International Group, Inc.                             178,695      8,749,843       0.7%
*   DREAM Unlimited Corp. Class A                                  148,500        717,996       0.1%
    FirstService Corp.(BYL7ZF7)                                    185,371     11,536,036       0.9%
    FirstService Corp.(33767E103)                                    1,234         76,668       0.0%
    Genesis Land Development Corp.                                  76,842        180,136       0.0%
    Information Services Corp.                                       7,374        100,693       0.0%
#*  Mainstreet Equity Corp.                                         28,649        774,229       0.1%
    Mainstreet Health Investments, Inc.                             35,700        347,361       0.0%
    Melcor Developments, Ltd.                                       51,140        613,658       0.1%
    Morguard Corp.                                                   8,368      1,183,063       0.1%
    Tricon Capital Group, Inc.                                     129,500      1,018,886       0.1%
                                                                           --------------      ----
Total Real Estate                                                              30,710,469       2.5%
                                                                           --------------      ----
Utilities -- (5.4%)
    Algonquin Power & Utilities Corp.                            1,268,653     12,016,910       1.0%
    Alterra Power Corp.                                            144,342        501,214       0.0%
    Boralex, Inc. Class A                                          347,291      5,314,757       0.4%
    Capital Power Corp.                                            541,609      9,871,603       0.8%
    Innergex Renewable Energy, Inc.                                536,627      5,480,078       0.5%
    Just Energy Group, Inc.                                        727,176      4,442,803       0.4%
*   Maxim Power Corp.                                               92,234        185,813       0.0%
#   Northland Power, Inc.                                          661,188     11,687,826       1.0%
    Polaris Infrastructure, Inc.                                    49,700        499,530       0.0%
#   Superior Plus Corp.                                            838,165      8,025,213       0.7%
    TransAlta Corp.                                              1,535,471      7,862,673       0.6%
#   TransAlta Renewables, Inc.                                     588,846      6,725,108       0.6%
#   Valener, Inc.                                                  273,976      4,385,462       0.4%
                                                                           --------------      ----
Total Utilities                                                                76,998,990       6.4%
                                                                           --------------      ----
TOTAL COMMON STOCKS                                                         1,205,903,785      99.6%
                                                                           --------------      ----
RIGHTS/WARRANTS -- (0.0%)
*   QLT, Inc. Warrants 11/23/17                                    219,010             --       0.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


*    QLT, Inc. Warrants 11/23/17 Class A                             219,010             --   0.0%
TOTAL RIGHTS/WARRANTS                                                                    --   0.0%
                                                                             -------------- ------
TOTAL INVESTMENT SECURITIES                                                   1,205,903,785
                                                                             --------------

                                                                                 VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (15.0%)
(S)@ DFA Short Term Investment Fund                               18,396,460    212,902,234  17.6%
                                                                             -------------- ------
TOTAL INVESTMENTS -- (100.0%) (Cost $1,622,593,198)                          $1,418,806,019 117.2%
                                                                             ============== ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1       LEVEL 2      LEVEL 3     TOTAL
                               -------------- ------------ --------- --------------
Common Stocks
   Consumer Discretionary      $  117,722,013 $  1,290,792      --   $  119,012,805
   Consumer Staples                60,691,203           --      --       60,691,203
   Energy                         255,261,314            9      --      255,261,323
   Financials                      72,627,843           --      --       72,627,843
   Health Care                     24,592,836           --      --       24,592,836
   Industrials                    148,600,052           --      --      148,600,052
   Information Technology          64,439,362           --      --       64,439,362
   Materials                      352,955,853       13,049      --      352,968,902
   Real Estate                     30,710,469           --      --       30,710,469
   Utilities                       76,998,990           --      --       76,998,990
Securities Lending Collateral              --  212,902,234      --      212,902,234
                               -------------- ------------  ------   --------------
TOTAL                          $1,204,599,935 $214,206,084      --   $1,418,806,019
                               ============== ============  ======   ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                        PERCENTAGE
                                                                                          OF NET
                                                                  SHARES     VALUE++     ASSETS**
                                                                 --------- ------------ ----------
COMMON STOCKS -- (93.6%)
BRAZIL -- (4.6%)
    Ambev SA                                                       855,320 $  4,920,572    0.1%
    Ambev SA ADR                                                 5,984,451   34,290,904    0.6%
    Banco Bradesco SA                                              960,344    9,848,363    0.2%
    Banco do Brasil SA                                           1,076,318   11,139,411    0.2%
    Banco Santander Brasil SA                                      479,757    4,144,527    0.1%
    BB Seguridade Participacoes SA                               1,072,125   10,096,191    0.2%
    BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros      2,302,183   13,788,220    0.2%
    Braskem SA Sponsored ADR                                       165,709    3,572,686    0.1%
    BRF SA                                                         577,166    7,235,373    0.1%
#   BRF SA ADR                                                     539,479    6,711,119    0.1%
    BTG Pactual Group                                               73,441      430,137    0.0%
    CCR SA                                                       1,910,468   10,653,671    0.2%
*   Centrais Eletricas Brasileiras SA                              368,500    2,096,725    0.0%
#*  Centrais Eletricas Brasileiras SA ADR                           85,023      590,910    0.0%
#*  Centrais Eletricas Brasileiras SA Sponsored ADR                100,200      554,106    0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo                424,900    3,918,282    0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR            178,668    1,643,746    0.0%
*   Cia Siderurgica Nacional SA Sponsored ADR                      241,268      581,456    0.0%
    Cielo SA                                                     1,808,236   13,729,619    0.2%
*   Cosan Logistica SA                                             152,336      316,762    0.0%
    Cosan SA Industria e Comercio                                  209,443    2,448,742    0.0%
    CPFL Energia SA                                                220,971    1,810,068    0.0%
    CPFL Energia SA ADR                                             67,189    1,091,814    0.0%
    Embraer SA ADR                                                 247,176    4,745,779    0.1%
    Engie Brasil Energia SA                                        250,101    2,679,049    0.1%
    Fibria Celulose SA                                              22,600      209,335    0.0%
#   Fibria Celulose SA Sponsored ADR                               488,398    4,483,494    0.1%
    Gerdau SA                                                      195,832      596,618    0.0%
    Gerdau SA Sponsored ADR                                        577,984    1,762,851    0.0%
    Hypermarcas SA                                                 561,762    5,320,195    0.1%
    Itau Unibanco Holding SA                                       427,826    4,590,902    0.1%
    JBS SA                                                       2,413,848    7,810,280    0.1%
    Klabin SA                                                      996,400    4,959,947    0.1%
    Kroton Educacional SA                                        2,220,459   10,458,519    0.2%
    Lojas Americanas SA                                            302,984    1,305,846    0.0%
    Lojas Renner SA                                              1,404,820   13,091,973    0.2%
    M Dias Branco SA                                               120,300    1,846,921    0.0%
*   Petroleo Brasileiro SA                                       2,305,200   10,429,159    0.2%
*   Petroleo Brasileiro SA Sponsored ADR                           772,593    6,961,063    0.1%
    Raia Drogasil SA                                               381,000    8,096,423    0.1%
    Tim Participacoes SA                                         1,162,813    3,758,750    0.1%
    Tim Participacoes SA ADR                                        63,679    1,025,869    0.0%
    Ultrapar Participacoes SA                                      394,184    8,745,432    0.2%
    Ultrapar Participacoes SA Sponsored ADR                        254,308    5,640,551    0.1%
    Vale SA                                                        398,300    3,447,110    0.1%
#   Vale SA Sponsored ADR                                        1,209,916   10,381,079    0.2%
    WEG SA                                                         808,815    4,510,334    0.1%
                                                                           ------------    ---
TOTAL BRAZIL                                                                272,470,883    4.7%
                                                                           ------------    ---

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
CHILE -- (1.3%)
    AES Gener SA                                                   2,528,093 $   951,026       0.0%
    Aguas Andinas SA Class A                                       4,491,454   2,544,188       0.0%
    Banco de Chile                                                 1,408,402     169,888       0.0%
    Banco de Chile ADR                                                53,799   3,941,849       0.1%
    Banco de Credito e Inversiones                                    71,160   3,977,001       0.1%
    Banco Santander Chile ADR                                        258,123   6,099,446       0.1%
    Cencosud SA                                                    2,057,923   5,859,102       0.1%
    Cencosud SA ADR                                                    1,648      14,041       0.0%
    Cia Cervecerias Unidas SA                                        109,017   1,403,778       0.0%
    Cia Cervecerias Unidas SA Sponsored ADR                           68,358   1,761,586       0.0%
    Colbun SA                                                     11,492,940   2,545,830       0.0%
    Embotelladora Andina SA Class A ADR                               11,268     259,164       0.0%
    Embotelladora Andina SA Class B ADR                               21,587     548,742       0.0%
*   Empresa Nacional de Telecomunicaciones SA                         48,896     586,003       0.0%
    Empresas CMPC SA                                               2,386,070   5,544,167       0.1%
    Empresas COPEC SA                                                441,781   4,926,984       0.1%
    Enel Americas SA Sponsored ADR                                   853,477   8,457,958       0.2%
    Enel Chile SA                                                    610,581   3,333,772       0.1%
    Enel Generacion Chile SA                                         136,135     104,310       0.0%
    Enel Generacion Chile SA Sponsored ADR                           150,605   3,460,903       0.1%
#   Itau CorpBanca(45033E105)                                         30,902     423,975       0.0%
    Itau CorpBanca(BYT25P4)                                      305,068,641   2,780,761       0.1%
*   Latam Airlines Group SA                                            8,686     109,538       0.0%
    Latam Airlines Group SA Sponsored ADR                            634,556   8,039,825       0.1%
    SACI Falabella                                                   724,788   5,775,041       0.1%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR              153,936   5,472,425       0.1%
                                                                             -----------       ---
TOTAL CHILE                                                                   79,091,303       1.4%
                                                                             -----------       ---
CHINA -- (16.5%)
#*  58.com, Inc. ADR                                                  63,800   2,525,204       0.0%
#   AAC Technologies Holdings, Inc.                                  634,000   9,293,800       0.2%
    Agricultural Bank of China, Ltd. Class H                      18,363,000   8,465,160       0.1%
    Air China, Ltd. Class H                                        2,890,000   2,555,203       0.0%
*   Alibaba Group Holding, Ltd. Sponsored ADR                        599,851  69,282,791       1.2%
#*  Alibaba Pictures Group, Ltd.                                   8,470,000   1,371,612       0.0%
*   Aluminum Corp. of China, Ltd. ADR                                107,180   1,323,673       0.0%
#*  Aluminum Corp. of China, Ltd. Class H                            650,000     319,463       0.0%
#*  Angang Steel Co., Ltd. Class H                                 1,338,000     897,983       0.0%
#   Anhui Conch Cement Co., Ltd. Class H                             985,500   3,446,346       0.1%
    Anta Sports Products, Ltd.                                     1,125,000   3,157,556       0.1%
    AviChina Industry & Technology Co., Ltd. Class H               2,765,000   1,843,369       0.0%
    BAIC Motor Corp., Ltd. Class H                                   740,500     712,556       0.0%
*   Baidu, Inc. Sponsored ADR                                        125,455  22,610,755       0.4%
    Bank of China, Ltd. Class H                                   63,274,181  30,606,519       0.5%
    Bank of Communications Co., Ltd. Class H                       6,226,515   4,787,684       0.1%
#   BBMG Corp. Class H                                             2,535,500   1,355,717       0.0%
    Beijing Capital International Airport Co., Ltd. Class H        1,544,000   2,178,177       0.0%
    Beijing Enterprises Holdings, Ltd.                               478,972   2,337,973       0.0%
    Beijing Enterprises Water Group, Ltd.                          3,160,000   2,418,333       0.0%
    Belle International Holdings, Ltd.                             8,013,000   6,153,984       0.1%
#   Brilliance China Automotive Holdings, Ltd.                     2,194,000   3,675,391       0.1%
#   Byd Co., Ltd. Class H                                            547,386   3,225,538       0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
#   Central China Securities Co., Ltd. Class H                       23,000 $    12,194       0.0%
    CGN Power Co., Ltd. Class H                                   6,045,000   1,823,817       0.0%
    China Cinda Asset Management Co., Ltd. Class H               19,332,000   7,348,881       0.1%
    China CITIC Bank Corp., Ltd. Class H                          7,411,928   4,691,904       0.1%
#*  China Coal Energy Co., Ltd. Class H                           3,038,777   1,475,028       0.0%
    China Communications Construction Co., Ltd. Class H           3,529,000   4,845,543       0.1%
    China Communications Services Corp., Ltd. Class H             2,194,000   1,248,546       0.0%
    China Construction Bank Corp. Class H                        70,499,590  57,221,928       1.0%
    China Eastern Airlines Corp., Ltd.                                2,200      57,530       0.0%
#   China Eastern Airlines Corp., Ltd. Class H                    1,734,000     908,500       0.0%
    China Everbright Bank Co., Ltd. Class H                       4,987,000   2,337,443       0.0%
    China Everbright International, Ltd.                          2,508,000   3,387,169       0.1%
#   China Evergrande Group                                       10,542,000  11,244,029       0.2%
    China Galaxy Securities Co., Ltd. Class H                     3,168,000   2,887,254       0.1%
    China Gas Holdings, Ltd.                                      1,810,000   2,837,634       0.1%
#   China Hongqiao Group, Ltd.                                    2,662,000   2,412,735       0.0%
#*  China Huarong Asset Management Co., Ltd. Class H              2,460,000   1,047,918       0.0%
    China Huishan Dairy Holdings Co., Ltd.                        2,888,000     155,941       0.0%
#   China International Marine Containers Group Co., Ltd.
    Class H                                                         487,400     840,572       0.0%
#   China Life Insurance Co., Ltd. ADR                              849,036  12,896,857       0.2%
    China Life Insurance Co., Ltd. Class H                          111,000     337,691       0.0%
    China Longyuan Power Group Corp., Ltd. Class H                3,255,000   2,502,520       0.0%
#   China Medical System Holdings, Ltd.                             530,000     914,780       0.0%
    China Mengniu Dairy Co., Ltd.                                 2,016,000   3,894,806       0.1%
    China Merchants Bank Co., Ltd. Class H                        3,120,554   8,085,394       0.1%
    China Merchants Port Holdings Co., Ltd.                       1,560,099   4,457,457       0.1%
    China Minsheng Banking Corp., Ltd. Class H                    4,658,500   4,583,312       0.1%
    China Mobile, Ltd.                                              172,500   1,836,542       0.0%
    China Mobile, Ltd. Sponsored ADR                                918,178  48,957,251       0.9%
#   China Molybdenum Co., Ltd. Class H                            1,638,966     498,945       0.0%
    China Oilfield Services, Ltd. Class H                         1,632,000   1,502,397       0.0%
    China Overseas Land & Investment, Ltd.                        3,654,000  10,598,746       0.2%
    China Pacific Insurance Group Co., Ltd. Class H               1,547,400   5,708,955       0.1%
    China Petroleum & Chemical Corp. ADR                            132,615  10,790,858       0.2%
    China Petroleum & Chemical Corp. Class H                     11,600,800   9,420,470       0.2%
    China Railway Construction Corp., Ltd. Class H                2,681,500   3,744,717       0.1%
    China Railway Group, Ltd. Class H                             3,186,000   2,694,601       0.0%
    China Railway Signal & Communication Corp., Ltd. Class H        173,000     135,093       0.0%
    China Reinsurance Group Corp. Class H                            97,000      22,307       0.0%
*   China Resources Beer Holdings Co., Ltd.                       1,613,611   3,880,525       0.1%
#   China Resources Gas Group, Ltd.                               1,054,000   3,552,072       0.1%
    China Resources Land, Ltd.                                    3,234,666   8,963,345       0.2%
    China Resources Power Holdings Co., Ltd.                      1,954,517   3,518,937       0.1%
    China Shenhua Energy Co., Ltd. Class H                        1,817,000   4,229,616       0.1%
    China Southern Airlines Co., Ltd. Class H                     2,638,000   1,753,581       0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR                  14,306     466,948       0.0%
    China State Construction International Holdings, Ltd.         1,706,000   3,091,406       0.1%
*   China Taiping Insurance Holdings Co., Ltd.                    1,654,506   4,119,331       0.1%
#   China Telecom Corp., Ltd. ADR                                    56,720   2,780,414       0.1%
    China Telecom Corp., Ltd. Class H                             4,088,000   1,994,059       0.0%
    China Unicom Hong Kong, Ltd.                                  8,168,000  10,569,587       0.2%
    China Unicom Hong Kong, Ltd. ADR                                589,865   7,656,448       0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    China Vanke Co., Ltd. Class H                                 1,896,700 $ 4,806,241       0.1%
    Chongqing Rural Commercial Bank Co., Ltd. Class H             4,350,000   2,987,503       0.1%
    CITIC Securities Co., Ltd. Class H                            2,295,500   4,811,516       0.1%
    CITIC, Ltd.                                                   5,497,000   7,970,677       0.1%
    CNOOC, Ltd.                                                   5,051,000   5,892,481       0.1%
    CNOOC, Ltd. Sponsored ADR                                       127,716  14,834,213       0.3%
*   COSCO SHIPPING Development Co., Ltd. Class H                  2,657,000     575,981       0.0%
#*  COSCO SHIPPING Holdings Co., Ltd. Class H                     1,437,000     627,661       0.0%
    COSCO SHIPPING Ports, Ltd.                                    1,157,160   1,266,893       0.0%
#   Country Garden Holdings Co., Ltd.                             9,884,686   9,400,833       0.2%
    CRRC Corp., Ltd. Class H                                      3,040,000   2,962,415       0.1%
    CSPC Pharmaceutical Group, Ltd.                               4,882,000   6,771,410       0.1%
#   CSSC Offshore and Marine Engineering Group Co., Ltd. Class H    190,000     378,533       0.0%
*   Ctrip.com International, Ltd. ADR                               225,680  11,399,097       0.2%
    Dali Foods Group Co., Ltd.                                      240,500     141,948       0.0%
#   Dalian Port PDA Co., Ltd. Class H                             1,495,000     265,002       0.0%
#   Datang International Power Generation Co., Ltd. Class H       3,068,000     914,029       0.0%
    Dongfeng Motor Group Co., Ltd. Class H                        3,274,000   3,438,769       0.1%
    ENN Energy Holdings, Ltd.                                       786,000   4,260,814       0.1%
    Fosun International, Ltd.                                     2,542,222   3,845,015       0.1%
#   Fullshare Holdings, Ltd.                                      2,417,500     783,212       0.0%
    Fuyao Glass Industry Group Co., Ltd. Class H                    341,200   1,204,471       0.0%
#   Geely Automobile Holdings, Ltd.                               4,750,000   6,399,935       0.1%
    GF Securities Co., Ltd. Class H                                 755,600   1,562,515       0.0%
#   Great Wall Motor Co., Ltd. Class H                            3,558,000   3,853,284       0.1%
    Guangdong Investment, Ltd.                                    2,736,000   4,231,984       0.1%
    Guangshen Railway Co., Ltd. Class H                             172,000      93,249       0.0%
    Guangshen Railway Co., Ltd. Sponsored ADR                        27,717     750,576       0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                    974,259   1,514,098       0.0%
#   Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                        98,000     280,087       0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                    2,458,800   4,138,569       0.1%
    Haier Electronics Group Co., Ltd.                             1,403,000   3,253,298       0.1%
    Haitong Securities Co., Ltd. Class H                          2,196,800   3,622,463       0.1%
*   Hanergy Thin Film Power Group, Ltd.                           5,416,000      26,502       0.0%
    Hengan International Group Co., Ltd.                            853,000   6,374,136       0.1%
#   Huadian Power International Corp., Ltd. Class H               1,738,000     732,188       0.0%
#   Huaneng Power International, Inc. Class H                     1,598,000   1,101,498       0.0%
#   Huaneng Power International, Inc. Sponsored ADR                  34,452     942,607       0.0%
    Huatai Securities Co., Ltd. Class H                             933,000   1,806,695       0.0%
#   Huishang Bank Corp., Ltd. Class H                             1,038,000     490,524       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H          68,306,185  44,526,454       0.8%
*   JD.com, Inc. ADR                                                290,823  10,199,163       0.2%
    Jiangsu Expressway Co., Ltd. Class H                          1,356,000   2,000,912       0.0%
    Jiangxi Copper Co., Ltd. Class H                              1,501,000   2,338,209       0.0%
#   Kunlun Energy Co., Ltd.                                       6,128,000   5,530,071       0.1%
    Lenovo Group, Ltd.                                            9,467,278   6,052,842       0.1%
    Longfor Properties Co., Ltd.                                  2,266,500   3,921,787       0.1%
    Metallurgical Corp. of China, Ltd. Class H                    2,232,000     824,826       0.0%
    Minth Group, Ltd.                                               464,000   1,721,935       0.0%
    NetEase, Inc. ADR                                                73,351  19,466,622       0.3%
    New China Life Insurance Co., Ltd. Class H                      540,400   2,669,261       0.0%
*   New Oriental Education & Technology Group, Inc. Sponsored
      ADR                                                            76,805   4,956,995       0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
CHINA -- (Continued)
    Nine Dragons Paper Holdings, Ltd.                             1,151,000 $  1,241,312       0.0%
    People's Insurance Co. Group of China, Ltd. (The) Class H    12,530,000    5,163,375       0.1%
    PetroChina Co., Ltd. ADR                                        125,562    8,820,731       0.2%
    PetroChina Co., Ltd. Class H                                  2,090,000    1,468,395       0.0%
    PICC Property & Casualty Co., Ltd. Class H                    5,836,132    9,381,649       0.2%
    Ping An Insurance Group Co. of China, Ltd. Class H            4,622,500   25,988,862       0.5%
#*  Semiconductor Manufacturing International Corp.               3,794,600    4,793,529       0.1%
*   Semiconductor Manufacturing International Corp. ADR              15,278       96,099       0.0%
#*  Shanghai Electric Group Co., Ltd. Class H                     1,866,000      879,404       0.0%
#   Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H           292,500    1,102,709       0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H              618,200    1,635,101       0.0%
#   Shengjing Bank Co., Ltd. Class H                                244,500      210,395       0.0%
    Shenzhou International Group Holdings, Ltd.                     574,000    3,776,876       0.1%
    Shimao Property Holdings, Ltd.                                3,034,871    4,871,040       0.1%
    Sino Biopharmaceutical, Ltd.                                  5,247,000    4,311,904       0.1%
    Sinopec Engineering Group Co., Ltd. Class H                   1,341,000    1,310,364       0.0%
#*  Sinopec Oilfield Service Corp. Class H                        1,818,000      317,378       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Class H              2,919,000    1,631,094       0.0%
#   Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR            7,418      415,232       0.0%
    Sinopharm Group Co., Ltd. Class H                             1,224,000    5,486,268       0.1%
    Sun Art Retail Group, Ltd.                                    3,039,500    3,131,446       0.1%
#   Sunac China Holdings, Ltd.                                    1,118,000    1,456,040       0.0%
    Sunny Optical Technology Group Co., Ltd.                        536,000    4,404,139       0.1%
#*  TAL Education Group ADR                                          16,873    2,009,743       0.0%
    Tencent Holdings, Ltd.                                        4,351,400  136,343,809       2.4%
#   Tingyi Cayman Islands Holding Corp.                           2,860,000    3,673,265       0.1%
    Travelsky Technology, Ltd. Class H                              725,000    1,908,217       0.0%
#   Tsingtao Brewery Co., Ltd. Class H                              256,000    1,151,090       0.0%
*   Vipshop Holdings, Ltd. ADR                                      318,674    4,420,008       0.1%
#   Want Want China Holdings, Ltd.                                6,644,000    4,777,951       0.1%
#   Weichai Power Co., Ltd. Class H                               1,708,400    2,768,210       0.1%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H        346,600      504,584       0.0%
    Yanzhou Coal Mining Co., Ltd. Class H                           718,000      620,681       0.0%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                      85,431      733,767       0.0%
    Zhejiang Expressway Co., Ltd. Class H                         1,570,000    1,953,056       0.0%
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                   447,000    2,297,911       0.0%
    Zijin Mining Group Co., Ltd. Class H                          4,427,000    1,571,091       0.0%
    Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                     1,589,400      753,043       0.0%
    ZTE Corp. Class H                                               601,485    1,158,606       0.0%
                                                                            ------------      ----
TOTAL CHINA                                                                  974,949,694      16.9%
                                                                            ------------      ----
COLOMBIA -- (0.4%)
    Banco de Bogota SA                                               35,006      717,492       0.0%
    Bancolombia SA                                                  331,749    3,049,114       0.1%
    Bancolombia SA Sponsored ADR                                    140,271    5,539,302       0.1%
    Cementos Argos SA                                               458,153    1,853,168       0.0%
    Corp. Financiera Colombiana SA                                   17,441      167,419       0.0%
    Ecopetrol SA                                                  2,862,362    1,323,186       0.0%
#   Ecopetrol SA Sponsored ADR                                      220,479    2,015,178       0.0%
    Empresa de Energia de Bogota SA ESP                           1,425,504      893,968       0.0%
    Grupo Argos SA                                                   73,647      510,673       0.0%
    Grupo Aval Acciones y Valores SA                                112,983      901,604       0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
COLOMBIA -- (Continued)
    Grupo de Inversiones Suramericana SA                           262,614 $ 3,472,361       0.1%
    Grupo Nutresa SA                                               210,697   1,748,885       0.0%
    Interconexion Electrica SA ESP                                 609,290   2,414,793       0.1%
                                                                           -----------       ---
TOTAL COLOMBIA                                                              24,607,143       0.4%
                                                                           -----------       ---
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                       323,343   5,641,633       0.1%
    Komercni banka A.S.                                             64,277   2,491,804       0.1%
#   O2 Czech Republic A.S.                                          54,410     641,683       0.0%
    Pegas Nonwovens SA                                               4,849     167,116       0.0%
    Philip Morris CR A.S.                                              712     390,403       0.0%
    Unipetrol A.S.                                                  49,918     565,151       0.0%
                                                                           -----------       ---
TOTAL CZECH REPUBLIC                                                         9,897,790       0.2%
                                                                           -----------       ---
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR(201712205)      142,858     610,718       0.0%
#   Commercial International Bank Egypt S.A.E. GDR(566828901)    1,400,823   5,989,277       0.1%
*   Egyptian Financial Group-Hermes Holding Co. GDR                 13,986      36,393       0.0%
    Global Telecom Holding S.A.E. GDR(BF8HVZ900)                   640,757   1,143,938       0.0%
*   Global Telecom Holding S.A.E. GDR(37953P202)                    12,341      22,506       0.0%
                                                                           -----------       ---
TOTAL EGYPT                                                                  7,802,832       0.1%
                                                                           -----------       ---
GREECE -- (0.2%)
*   Alpha Bank AE                                                  105,217     224,145       0.0%
    Athens Water Supply & Sewage Co. SA (The)                       17,640     101,856       0.0%
*   Eurobank Ergasias SA                                               331         267       0.0%
*   FF Group                                                        34,149     726,384       0.0%
*   Hellenic Petroleum SA                                          112,224     646,431       0.0%
    Hellenic Telecommunications Organization SA                    340,319   3,305,174       0.1%
    JUMBO SA                                                       168,373   2,656,449       0.0%
    Motor Oil Hellas Corinth Refineries SA                          96,253   1,633,096       0.0%
*   National Bank of Greece SA                                     128,189      39,914       0.0%
    OPAP SA                                                        278,698   2,761,798       0.1%
*   Piraeus Bank SA                                                 20,676       4,392       0.0%
*   Titan Cement Co. SA                                             61,385   1,602,097       0.0%
                                                                           -----------       ---
TOTAL GREECE                                                                13,702,003       0.2%
                                                                           -----------       ---
HUNGARY -- (0.4%)
    MOL Hungarian Oil & Gas P.L.C.                                 106,307   7,997,198       0.1%
    OTP Bank P.L.C.                                                362,066  10,179,974       0.2%
    Richter Gedeon Nyrt                                            200,184   4,847,702       0.1%
                                                                           -----------       ---
TOTAL HUNGARY                                                               23,024,874       0.4%
                                                                           -----------       ---
INDIA -- (11.6%)
    ABB India, Ltd.                                                 33,317     728,090       0.0%
    ACC, Ltd.                                                       64,891   1,638,727       0.0%
    Adani Ports & Special Economic Zone, Ltd.                      807,107   4,096,559       0.1%
*   Aditya Birla Fashion and Retail, Ltd.                          569,103   1,521,822       0.0%
    Aditya Birla Nuvo, Ltd.                                         89,635   2,312,283       0.0%
    Ambuja Cements, Ltd.                                           996,614   3,795,558       0.1%
    Apollo Hospitals Enterprise, Ltd.                               22,403     429,235       0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Ashok Leyland, Ltd.                                          1,810,886 $ 2,415,895       0.0%
    Asian Paints, Ltd.                                             474,671   8,285,064       0.1%
    Aurobindo Pharma, Ltd.                                         625,132   5,904,709       0.1%
    Axis Bank, Ltd.                                              2,033,467  16,081,154       0.3%
    Bajaj Auto, Ltd.                                               155,378   6,934,009       0.1%
    Bajaj Finance, Ltd.                                            382,190   7,568,627       0.1%
    Bajaj Finserv, Ltd.                                             70,539   4,994,415       0.1%
    Bajaj Holdings & Investment, Ltd.                               54,452   1,787,540       0.0%
*   Bank of Baroda                                                 910,704   2,654,631       0.1%
    Berger Paints India, Ltd.                                      331,080   1,343,965       0.0%
    Bharat Electronics, Ltd.                                       532,878   1,518,998       0.0%
    Bharat Forge, Ltd.                                             242,918   4,292,169       0.1%
    Bharat Heavy Electricals, Ltd.                               1,315,511   3,596,992       0.1%
    Bharat Petroleum Corp., Ltd.                                   486,244   5,482,206       0.1%
    Bharti Airtel, Ltd.                                          1,665,743   9,179,999       0.2%
    Bharti Infratel, Ltd.                                          391,591   2,173,658       0.0%
    Biocon, Ltd.                                                     9,751     168,292       0.0%
    Bosch, Ltd.                                                      8,153   2,900,817       0.1%
    Britannia Industries, Ltd.                                      26,712   1,507,931       0.0%
    Cadila Healthcare, Ltd.                                        362,605   2,469,800       0.0%
    Castrol India, Ltd.                                             38,740     264,019       0.0%
    Cipla, Ltd.                                                    561,301   4,852,398       0.1%
    Coal India, Ltd.                                               547,750   2,356,732       0.0%
    Colgate-Palmolive India, Ltd.                                  142,544   2,284,315       0.0%
    Container Corp. Of India, Ltd.                                  68,913   1,304,191       0.0%
    CRISIL, Ltd.                                                     7,945     242,217       0.0%
    Cummins India, Ltd.                                             94,559   1,469,504       0.0%
    Dabur India, Ltd.                                              743,476   3,307,826       0.1%
    DLF, Ltd.                                                      401,113   1,158,249       0.0%
    Dr Reddy's Laboratories, Ltd.                                   71,015   2,880,183       0.1%
#   Dr Reddy's Laboratories, Ltd. ADR                              148,465   6,064,795       0.1%
    Eicher Motors, Ltd.                                             20,610   8,367,890       0.1%
    Emami, Ltd.                                                     90,332   1,483,117       0.0%
    GAIL India, Ltd.                                               767,540   5,044,348       0.1%
    GAIL India, Ltd. GDR                                            38,388   1,485,708       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                       14,937   1,190,412       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.                           13,217     513,206       0.0%
    Glenmark Pharmaceuticals, Ltd.                                 316,017   4,389,733       0.1%
    Godrej Consumer Products, Ltd.                                 168,863   4,537,511       0.1%
    Grasim Industries, Ltd.                                         31,500     564,643       0.0%
    Havells India, Ltd.                                            407,089   3,064,298       0.1%
    HCL Technologies, Ltd.                                       1,043,733  13,237,792       0.2%
    HDFC Bank, Ltd.                                              1,441,144  34,551,495       0.6%
    Hero MotoCorp, Ltd.                                            144,767   7,518,068       0.1%
    Hindalco Industries, Ltd.                                    1,549,771   4,787,187       0.1%
    Hindustan Petroleum Corp., Ltd.                                370,174   3,084,674       0.1%
    Hindustan Unilever, Ltd.                                     1,148,145  16,667,187       0.3%
    Housing Development Finance Corp., Ltd.                      1,180,098  28,172,063       0.5%
    ICICI Bank, Ltd.                                             1,656,257   7,126,503       0.1%
    ICICI Bank, Ltd. Sponsored ADR                               1,043,395   8,941,895       0.2%
    Idea Cellular, Ltd.                                          3,890,036   5,185,257       0.1%
    IDFC Bank, Ltd.                                                601,656     613,948       0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Indiabulls Housing Finance, Ltd.                               684,373 $10,815,231       0.2%
    Indian Oil Corp., Ltd.                                       1,284,042   8,805,044       0.2%
    IndusInd Bank, Ltd.                                            371,479   8,369,589       0.2%
    Infosys, Ltd.                                                1,886,232  27,012,159       0.5%
#   Infosys, Ltd. Sponsored ADR                                    847,888  12,345,249       0.2%
    ITC, Ltd.                                                    4,896,443  21,126,769       0.4%
    JSW Steel, Ltd.                                              3,656,090  11,321,047       0.2%
    Kansai Nerolac Paints, Ltd.                                      4,919      30,099       0.0%
    Kotak Mahindra Bank, Ltd.                                      547,089   7,669,847       0.1%
    Larsen & Toubro, Ltd.                                          363,180   9,870,304       0.2%
    LIC Housing Finance, Ltd.                                      847,563   8,824,752       0.2%
    Lupin, Ltd.                                                    355,461   7,380,950       0.1%
    Mahindra & Mahindra, Ltd.                                      667,026  13,851,194       0.2%
    Marico, Ltd.                                                   748,884   3,658,864       0.1%
    Maruti Suzuki India, Ltd.                                      138,331  13,990,801       0.2%
*   MAX India, Ltd.                                                  3,433       8,429       0.0%
    Motherson Sumi Systems, Ltd.                                   542,274   3,349,772       0.1%
    MRF, Ltd.                                                        2,969   3,127,173       0.1%
    Nestle India, Ltd.                                              37,106   3,857,953       0.1%
    NHPC, Ltd.                                                   2,160,088   1,070,401       0.0%
    NTPC, Ltd.                                                   1,520,790   3,888,018       0.1%
    Oil & Natural Gas Corp., Ltd.                                1,483,958   4,288,339       0.1%
    Oil India, Ltd.                                                295,703   1,500,749       0.0%
    Oracle Financial Services Software, Ltd.                        27,493   1,521,407       0.0%
    Petronet LNG, Ltd.                                             405,630   2,677,546       0.1%
    Pidilite Industries, Ltd.                                      196,824   2,199,806       0.0%
    Piramal Enterprises, Ltd.                                      114,581   4,435,104       0.1%
    Power Finance Corp., Ltd.                                    1,604,279   3,986,213       0.1%
    Power Grid Corp. of India, Ltd.                              1,599,407   5,177,570       0.1%
    Procter & Gamble Hygiene & Health Care, Ltd.                    10,286   1,176,168       0.0%
*   Punjab National Bank                                           374,878     982,417       0.0%
    Rajesh Exports, Ltd.                                            19,490     186,314       0.0%
    Reliance Industries, Ltd.                                    1,625,226  35,197,372       0.6%
    Rural Electrification Corp., Ltd.                            1,513,852   4,753,780       0.1%
    Shree Cement, Ltd.                                              10,928   3,234,533       0.1%
    Shriram Transport Finance Co., Ltd.                            268,934   4,346,990       0.1%
    Siemens, Ltd.                                                   65,181   1,332,972       0.0%
    State Bank of India                                          1,858,229   8,349,627       0.1%
*   Steel Authority of India, Ltd.                                 113,362     106,300       0.0%
    Sun Pharmaceutical Industries, Ltd.                          1,256,320  12,549,027       0.2%
    Sun TV Network, Ltd.                                           204,506   2,925,125       0.1%
    Sundaram Finance, Ltd.                                          13,385     332,823       0.0%
    Tata Consultancy Services, Ltd.                                720,066  25,445,822       0.4%
    Tata Motors, Ltd.                                            1,952,358  13,942,326       0.2%
    Tata Motors, Ltd. Sponsored ADR                                 84,855   3,026,778       0.1%
    Tata Power Co., Ltd. (The)                                   2,105,165   2,773,645       0.1%
    Tata Steel, Ltd.                                               683,642   4,760,498       0.1%
    Tech Mahindra, Ltd.                                            866,221   5,620,121       0.1%
    Titan Co., Ltd.                                                329,228   2,399,217       0.0%
    Torrent Pharmaceuticals, Ltd.                                   94,358   2,072,298       0.0%
    Ultratech Cement, Ltd.                                          60,855   4,002,905       0.1%
    United Breweries, Ltd.                                          96,720   1,155,919       0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDIA -- (Continued)
*   United Spirits, Ltd.                                             58,173 $  1,703,147       0.0%
    UPL, Ltd.                                                       812,040   10,181,223       0.2%
    Vedanta, Ltd.()                                                 655,103    2,480,186       0.0%
    Vedanta, Ltd.(6136040)                                        3,139,759   11,864,934       0.2%
    Vedanta, Ltd. ADR                                                42,052      639,190       0.0%
    Wipro, Ltd.                                                     789,919    6,084,581       0.1%
    Yes Bank, Ltd.                                                  271,196    6,898,168       0.1%
    Zee Entertainment Enterprises, Ltd.                             719,876    5,912,471       0.1%
                                                                            ------------      ----
TOTAL INDIA                                                                  685,091,765      11.9%
                                                                            ------------      ----
INDONESIA -- (2.9%)
    Adaro Energy Tbk PT                                          37,523,800    4,989,849       0.1%
    AKR Corporindo Tbk PT                                         1,426,100      723,946       0.0%
    Astra Agro Lestari Tbk PT                                     1,205,244    1,301,155       0.0%
    Astra International Tbk PT                                   23,646,410   15,847,629       0.3%
    Bank Central Asia Tbk PT                                     15,447,700   20,544,529       0.4%
    Bank Danamon Indonesia Tbk PT                                 5,763,579    2,099,774       0.0%
    Bank Mandiri Persero Tbk PT                                  12,171,717   10,651,599       0.2%
    Bank Negara Indonesia Persero Tbk PT                         14,471,622    6,910,246       0.1%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          2,839,900      427,539       0.0%
    Bank Rakyat Indonesia Persero Tbk PT                         15,742,100   15,205,298       0.3%
*   Bayan Resources Tbk PT                                           79,500       40,558       0.0%
    Bumi Serpong Damai Tbk PT                                    15,448,500    2,069,548       0.0%
    Charoen Pokphand Indonesia Tbk PT                            10,759,300    2,575,054       0.1%
    Ciputra Development Tbk PT                                    9,154,946      877,968       0.0%
    Gudang Garam Tbk PT                                             698,400    3,473,527       0.1%
    Indocement Tunggal Prakarsa Tbk PT                            2,000,200    2,538,934       0.1%
    Indofood CBP Sukses Makmur Tbk PT                             3,456,800    2,272,587       0.0%
    Indofood Sukses Makmur Tbk PT                                11,903,400    7,459,860       0.1%
*   Indosat Tbk PT                                                1,720,800      926,109       0.0%
    Jasa Marga Persero Tbk PT                                     3,871,113    1,346,947       0.0%
    Kalbe Farma Tbk PT                                           32,614,300    3,872,817       0.1%
    Matahari Department Store Tbk PT                              2,461,400    2,689,595       0.1%
    Mayora Indah Tbk PT                                          21,553,325    3,283,683       0.1%
    Media Nusantara Citra Tbk PT                                 12,764,400    1,745,958       0.0%
    Mitra Keluarga Karyasehat Tbk PT                              1,129,200      215,020       0.0%
    Pakuwon Jati Tbk PT                                          58,500,300    2,735,561       0.1%
    Perusahaan Gas Negara Persero Tbk                            13,675,600    2,486,953       0.0%
    Semen Indonesia Persero Tbk PT                                7,107,200    4,696,883       0.1%
*   Sinar Mas Agro Resources & Technology Tbk PT                  1,116,500      343,431       0.0%
    Summarecon Agung Tbk PT                                       6,203,500      631,416       0.0%
    Surya Citra Media Tbk PT                                     10,406,100    2,226,694       0.0%
    Telekomunikasi Indonesia Persero Tbk PT                      39,175,700   12,923,527       0.2%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR           196,768    6,444,152       0.1%
    Tower Bersama Infrastructure Tbk PT                           1,738,800      762,843       0.0%
    Unilever Indonesia Tbk PT                                     2,121,800    7,080,714       0.1%
    United Tractors Tbk PT                                        5,132,496   10,348,254       0.2%
    Waskita Karya Persero Tbk PT                                  6,283,179    1,124,988       0.0%
*   XL Axiata Tbk PT                                              8,097,500    1,947,238       0.0%
                                                                            ------------      ----
TOTAL INDONESIA                                                              167,842,383       2.9%
                                                                            ------------      ----

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
MALAYSIA -- (3.2%)
    Affin Holdings Bhd                                              823,800 $   555,936       0.0%
#   AirAsia Bhd                                                   1,790,800   1,381,250       0.0%
    Alliance Financial Group Bhd                                  1,125,700   1,070,201       0.0%
    AMMB Holdings Bhd                                             4,944,259   6,239,807       0.1%
    Astro Malaysia Holdings Bhd                                   2,488,700   1,548,356       0.0%
#   Axiata Group Bhd                                              3,946,521   4,678,245       0.1%
    Batu Kawan Bhd                                                  105,400     460,925       0.0%
    BIMB Holdings Bhd                                             1,182,855   1,193,709       0.0%
    Boustead Holdings Bhd                                           264,800     159,719       0.0%
    British American Tobacco Malaysia Bhd                           212,600   2,226,231       0.0%
    CIMB Group Holdings Bhd                                       6,678,410   8,825,393       0.2%
    Dialog Group Bhd                                              4,981,118   2,236,035       0.0%
#   DiGi.Com Bhd                                                  5,805,020   6,875,918       0.1%
    Felda Global Ventures Holdings Bhd                              379,100     185,725       0.0%
    Gamuda Bhd                                                    2,395,200   2,907,104       0.1%
#   Genting Bhd                                                   5,130,700  11,620,569       0.2%
    Genting Malaysia Bhd                                          3,837,600   5,186,504       0.1%
    Genting Plantations Bhd                                         325,000     854,100       0.0%
#   HAP Seng Consolidated Bhd                                     1,066,700   2,178,112       0.0%
    Hartalega Holdings Bhd                                        1,084,200   1,222,795       0.0%
    Hong Leong Bank Bhd                                           1,040,166   3,303,956       0.1%
    Hong Leong Financial Group Bhd                                  744,483   2,891,712       0.1%
    IHH Healthcare Bhd                                            2,520,600   3,586,469       0.1%
    IJM Corp. Bhd                                                 6,757,862   5,447,969       0.1%
    IOI Corp. Bhd                                                 4,711,405   4,979,055       0.1%
#   IOI Properties Group Bhd                                      3,052,429   1,455,427       0.0%
    Kuala Lumpur Kepong Bhd                                         504,800   2,851,643       0.1%
    Lafarge Malaysia Bhd                                            371,980     541,524       0.0%
    Malayan Banking Bhd                                           6,090,245  13,433,519       0.2%
    Malaysia Airports Holdings Bhd                                1,492,441   2,610,605       0.1%
#   Maxis Bhd                                                     2,881,400   4,231,668       0.1%
    MISC Bhd                                                      1,812,598   3,051,711       0.1%
#   MMC Corp. Bhd                                                 1,978,300   1,152,875       0.0%
    Oriental Holdings Bhd                                             8,500      13,267       0.0%
    Petronas Chemicals Group Bhd                                  3,567,800   5,998,309       0.1%
    Petronas Dagangan Bhd                                           367,500   2,036,116       0.0%
#   Petronas Gas Bhd                                                890,500   3,786,202       0.1%
    PPB Group Bhd                                                   900,800   3,507,799       0.1%
    Press Metal Bhd                                               1,366,100     921,161       0.0%
    Public Bank Bhd                                               3,537,614  16,257,736       0.3%
    QL Resources Bhd                                                303,900     332,632       0.0%
#   RHB Bank Bhd                                                  1,537,905   1,947,278       0.0%
#   Sapura Energy Bhd                                            11,740,200   5,396,365       0.1%
    Sime Darby Bhd                                                3,740,861   8,046,222       0.2%
#   SP Setia Bhd Group                                            1,127,141     949,412       0.0%
    Sunway Bhd                                                    1,627,211   1,300,758       0.0%
    Telekom Malaysia Bhd                                          1,435,664   2,135,566       0.0%
    Tenaga Nasional Bhd                                           4,375,250  14,047,357       0.3%
    Top Glove Corp. Bhd                                             908,900     956,582       0.0%
#*  UMW Holdings Bhd                                              1,467,466   2,094,208       0.0%
    United Plantations Bhd                                           49,700     320,370       0.0%
    Westports Holdings Bhd                                        1,509,000   1,391,032       0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
MALAYSIA -- (Continued)
    YTL Corp. Bhd                                                16,425,686 $  5,559,264       0.1%
    YTL Power International Bhd                                   3,177,547    1,104,910       0.0%
                                                                            ------------       ---
TOTAL MALAYSIA                                                               189,247,313       3.3%
                                                                            ------------       ---
MEXICO -- (4.6%)
#   Alfa S.A.B. de C.V. Class A                                   8,197,783   11,239,414       0.2%
    America Movil S.A.B. de C.V. Series L                        46,329,297   35,610,944       0.6%
    America Movil S.A.B. de C.V. Series L ADR                        22,528      346,706       0.0%
    Arca Continental S.A.B. de C.V.                                 777,376    5,716,373       0.1%
*   Cemex S.A.B. de C.V.                                         11,114,196   10,231,419       0.2%
*   Cemex S.A.B. de C.V. Sponsored ADR                            1,691,964   15,599,908       0.3%
    Coca-Cola Femsa S.A.B. de C.V. Series L                         466,386    3,392,867       0.1%
    Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                     33,045    2,402,702       0.0%
*   Corp Interamericana de Entretenimiento S.A.B. de C.V.
      Class B                                                         8,719        7,503       0.0%
#   El Puerto de Liverpool S.A.B. de C.V. Class C1                  197,143    1,519,107       0.0%
    Fomento Economico Mexicano S.A.B. de C.V.                     1,793,669   16,134,708       0.3%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR          39,796    3,583,232       0.1%
#   Gruma S.A.B. de C.V. Class B                                    541,859    7,226,130       0.1%
*   Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR              15,027    1,546,128       0.0%
*   Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B         462,611    4,767,103       0.1%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR               32,867    6,225,010       0.1%
#   Grupo Bimbo S.A.B. de C.V. Series A                           2,572,025    6,299,840       0.1%
#   Grupo Carso S.A.B. de C.V. Series A1                            932,489    4,299,547       0.1%
#   Grupo Elektra S.A.B. de C.V.                                     97,041    3,263,009       0.1%
    Grupo Financiero Banorte S.A.B. de C.V. Class O               4,609,848   26,603,306       0.4%
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O               3,781,424    6,367,572       0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B      3,424,043    6,225,946       0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR     64,027      583,286       0.0%
#   Grupo Lala S.A.B. de C.V.                                     1,018,201    1,849,775       0.0%
    Grupo Mexico S.A.B. de C.V. Series B                          6,058,822   17,704,721       0.3%
#   Grupo Televisa S.A.B. Series CPO                              3,436,374   16,675,091       0.3%
    Grupo Televisa S.A.B. Sponsored ADR                             148,075    3,598,222       0.1%
#*  Impulsora del Desarrollo y El Empleo en America Latina
      S.A.B. de C.V.                                              2,356,616    3,911,367       0.1%
    Industrias Penoles S.A.B. de C.V.                               277,953    6,794,809       0.1%
#   Infraestructura Energetica Nova S.A.B. de C.V.                  695,246    3,241,484       0.1%
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A               2,348,560    5,012,690       0.1%
*   La Comer S.A.B. de C.V.                                         562,585      440,798       0.0%
    Megacable Holdings S.A.B. de C.V.                                94,085      356,694       0.0%
    Mexichem S.A.B. de C.V.                                       2,890,435    7,939,570       0.1%
#   Nemak S.A.B. de C.V.                                            150,100      157,872       0.0%
*   Organizacion Soriana S.A.B. de C.V. Class B                   1,102,476    2,527,609       0.0%
    Promotora y Operadora de Infraestructura S.A.B. de C.V.         404,964    4,305,791       0.1%
    Wal-Mart de Mexico S.A.B. de C.V.                             7,054,235   15,888,212       0.3%
                                                                            ------------       ---
TOTAL MEXICO                                                                 269,596,465       4.7%
                                                                            ------------       ---
PERU -- (0.2%)
    Cementos Pacasmayo SAA ADR                                       11,959      127,665       0.0%
    Cia de Minas Buenaventura SAA ADR                               139,674    1,677,485       0.1%
    Credicorp, Ltd.                                                  78,885   12,121,469       0.2%
    Grana y Montero SAA Sponsored ADR                                99,446      335,133       0.0%
                                                                            ------------       ---
TOTAL PERU                                                                    14,261,752       0.3%
                                                                            ------------       ---

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
PHILIPPINES -- (1.5%)
    Aboitiz Equity Ventures, Inc.                                 2,259,870 $ 3,475,829       0.1%
    Aboitiz Power Corp.                                           2,462,500   2,095,400       0.0%
    Alliance Global Group, Inc.                                   7,852,800   2,326,238       0.0%
    Ayala Corp.                                                     284,537   4,933,582       0.1%
    Ayala Land, Inc.                                              9,207,218   6,506,495       0.1%
    Bank of the Philippine Islands                                1,128,563   2,366,640       0.0%
    BDO Unibank, Inc.                                             3,010,192   7,227,773       0.1%
    DMCI Holdings, Inc.                                          10,645,700   2,739,436       0.1%
*   DoubleDragon Properties Corp.                                   297,600     309,824       0.0%
    Emperador, Inc.                                               1,850,900     236,734       0.0%
    Energy Development Corp.                                     24,538,700   2,962,370       0.1%
    Globe Telecom, Inc.                                              60,840   2,527,926       0.1%
    GT Capital Holdings, Inc.                                       138,545   3,495,149       0.1%
    International Container Terminal Services, Inc.               1,287,400   2,291,875       0.0%
    JG Summit Holdings, Inc.                                      2,061,890   3,475,385       0.1%
    Jollibee Foods Corp.                                            695,840   2,923,666       0.1%
    LT Group, Inc.                                                4,344,100   1,387,954       0.0%
    Manila Electric Co.                                             348,700   1,953,849       0.0%
    Megaworld Corp.                                              23,849,800   1,938,357       0.0%
    Metro Pacific Investments Corp.                              23,790,000   3,132,690       0.1%
    Metropolitan Bank & Trust Co.                                 1,097,655   1,854,410       0.0%
    Philippine National Bank                                        194,018     253,294       0.0%
    PLDT, Inc.                                                      100,220   3,557,136       0.1%
    PLDT, Inc. Sponsored ADR                                         59,031   2,096,191       0.0%
    Puregold Price Club, Inc.                                     1,510,400   1,260,693       0.0%
    Robinsons Land Corp.                                          3,988,000   2,049,062       0.0%
    Robinsons Retail Holdings, Inc.                                 373,260     593,280       0.0%
    San Miguel Corp.                                              1,374,390   3,025,440       0.1%
    Security Bank Corp.                                             174,300     743,644       0.0%
    Semirara Mining & Power Corp.                                   529,000   1,576,890       0.0%
    SM Investments Corp.                                            282,933   4,123,054       0.1%
    SM Prime Holdings, Inc.                                       8,486,110   5,061,735       0.1%
*   Top Frontier Investment Holdings, Inc.                           42,789     251,799       0.0%
    Universal Robina Corp.                                        1,282,840   4,414,604       0.1%
                                                                            -----------       ---
TOTAL PHILIPPINES                                                            89,168,404       1.6%
                                                                            -----------       ---
POLAND -- (1.7%)
*   Alior Bank SA                                                   137,272   2,640,123       0.1%
*   AmRest Holdings SE                                                  344      32,589       0.0%
    Bank Handlowy w Warszawie SA                                     44,679     862,637       0.0%
*   Bank Millennium SA                                            1,092,800   1,949,153       0.0%
    Bank Pekao SA                                                   121,618   4,407,462       0.1%
    Bank Zachodni WBK SA                                             50,450   4,629,667       0.1%
    Budimex SA                                                          505      35,793       0.0%
    CCC SA                                                           36,838   2,130,449       0.0%
*   CD Projekt SA                                                     4,416      77,161       0.0%
*   Cyfrowy Polsat SA                                               393,451   2,461,743       0.0%
    Grupa Azoty SA                                                   83,448   1,471,596       0.0%
*   Grupa Lotos SA                                                  241,033   3,754,906       0.1%
#   ING Bank Slaski SA                                               39,956   1,843,038       0.0%
*   Jastrzebska Spolka Weglowa SA                                    59,382   1,198,521       0.0%
    Kernel Holding SA                                                 2,130      37,931       0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
POLAND -- (Continued)
    KGHM Polska Miedz SA                                           388,331 $ 12,301,551       0.2%
#   LPP SA                                                           1,669    2,986,113       0.1%
*   mBank SA                                                        26,866    2,998,224       0.1%
    Orange Polska SA                                             1,116,971    1,332,119       0.0%
    PGE Polska Grupa Energetyczna SA                             2,683,831    7,971,665       0.1%
#   Polski Koncern Naftowy Orlen SA                                649,675   19,415,914       0.3%
    Polskie Gornictwo Naftowe i Gazownictwo SA                   2,283,734    3,893,992       0.1%
*   Powszechna Kasa Oszczednosci Bank Polski SA                    964,323    8,779,736       0.2%
#   Powszechny Zaklad Ubezpieczen SA                               808,411    8,919,710       0.2%
    Synthos SA                                                     889,961    1,236,013       0.0%
*   Tauron Polska Energia SA                                     2,110,398    1,789,965       0.0%
                                                                           ------------       ---
TOTAL POLAND                                                                 99,157,771       1.7%
                                                                           ------------       ---
RUSSIA -- (1.8%)
    Gazprom PJSC Sponsored ADR                                   4,944,295   23,473,283       0.4%
*   Lenta, Ltd. GDR(BJ621Y903)                                      30,830      196,320       0.0%
*   Lenta, Ltd. GDR(52634T200)                                      51,556      328,412       0.0%
    Lukoil PJSC Sponsored ADR                                      257,005   12,756,865       0.2%
    Magnitogorsk Iron & Steel OJSC Sponsored GDR                   197,103    1,517,685       0.0%
*   Mail.Ru Group, Ltd. GDR                                          9,346      246,267       0.0%
    MegaFon PJSC GDR                                               139,778    1,495,703       0.0%
    MMC Norilsk Nickel PJSC ADR                                    406,377    6,242,688       0.1%
    Novatek PJSC GDR                                                61,847    7,487,656       0.1%
    Novolipetsk Steel PJSC GDR                                     123,601    2,343,499       0.1%
    PhosAgro PJSC GDR                                               76,363    1,126,329       0.0%
    Rosneft Oil Co. PJSC GDR                                       833,683    4,612,599       0.1%
    Rostelecom PJSC Sponsored ADR(B114RM901)                        78,867      619,950       0.0%
    Rostelecom PJSC Sponsored ADR(778529107)                         4,362       34,460       0.0%
    RusHydro PJSC ADR(BYZ5W4903)                                 1,329,772    2,026,537       0.0%
    RusHydro PJSC ADR(782183404)                                    12,131       18,075       0.0%
    Sberbank of Russia PJSC Sponsored ADR                        1,818,206   21,676,319       0.4%
    Severstal PJSC GDR                                             216,701    2,960,023       0.1%
    Tatneft PJSC Sponsored ADR                                     251,232    9,833,368       0.2%
    VEON, Ltd.                                                     221,245      913,742       0.0%
    VTB Bank PJSC GDR(B1W7FX909)                                 1,358,280    3,140,497       0.1%
    VTB Bank PJSC GDR(46630Q202)                                   329,031      760,391       0.0%
*   X5 Retail Group NV GDR                                          63,326    2,232,241       0.0%
                                                                           ------------       ---
TOTAL RUSSIA                                                                106,042,909       1.8%
                                                                           ------------       ---
SOUTH AFRICA -- (7.2%)
*   Anglo American Platinum, Ltd.                                  121,432    2,998,583       0.1%
#   AngloGold Ashanti, Ltd. Sponsored ADR                        1,637,102   18,712,076       0.3%
    Aspen Pharmacare Holdings, Ltd.                                447,818    9,288,372       0.2%
    AVI, Ltd.                                                      175,886    1,285,791       0.0%
#   Barclays Africa Group, Ltd.                                  1,084,401   11,909,964       0.2%
    Bid Corp., Ltd.                                                778,465   16,491,818       0.3%
    Bidvest Group, Ltd. (The)                                      778,465    9,291,793       0.2%
#*  Brait SE                                                       290,763    1,855,457       0.0%
#   Capitec Bank Holdings, Ltd.                                     88,443    5,049,847       0.1%
    Discovery, Ltd.                                                741,415    7,422,957       0.1%
    Distell Group, Ltd.                                             70,509      709,327       0.0%
    Exxaro Resources, Ltd.                                          62,250      529,584       0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    FirstRand, Ltd.                                              4,730,180 $ 17,647,443       0.3%
    Gold Fields, Ltd. Sponsored ADR                              2,642,178    8,587,079       0.2%
*   Impala Platinum Holdings, Ltd.                                 613,363    1,968,162       0.0%
    Imperial Holdings, Ltd.                                        618,348    7,820,581       0.1%
    Investec, Ltd.                                                 841,341    6,313,146       0.1%
#*  Kumba Iron Ore, Ltd.                                           130,411    1,695,414       0.0%
    Liberty Holdings, Ltd.                                         431,434    3,478,852       0.1%
#   Life Healthcare Group Holdings, Ltd.                         3,416,803    7,354,539       0.1%
    MMI Holdings, Ltd.                                           3,545,776    6,188,653       0.1%
    Mondi, Ltd.                                                    273,651    7,095,279       0.1%
    Mr. Price Group, Ltd.                                          545,010    6,406,542       0.1%
#   MTN Group, Ltd.                                              2,516,919   23,803,309       0.4%
    Naspers, Ltd. Class N                                          370,571   70,464,622       1.2%
#   Nedbank Group, Ltd.                                            627,858   10,585,585       0.2%
    Netcare, Ltd.                                                2,630,152    5,219,031       0.1%
    New Europe Property Investments P.L.C.                         192,631    2,113,043       0.0%
#   Pick n Pay Stores, Ltd.                                        473,477    2,249,597       0.0%
    Pioneer Foods Group, Ltd.                                      239,873    2,958,712       0.1%
    PSG Group, Ltd.                                                161,662    3,064,334       0.1%
    Sanlam, Ltd.                                                 2,999,830   15,930,549       0.3%
    Sappi, Ltd.                                                  1,154,900    8,576,770       0.1%
    Sasol, Ltd.                                                    130,693    4,005,068       0.1%
#   Sasol, Ltd. Sponsored ADR                                      778,314   23,754,143       0.4%
    Shoprite Holdings, Ltd.                                        951,195   14,922,430       0.3%
    SPAR Group, Ltd. (The)                                         284,382    3,832,988       0.1%
    Standard Bank Group, Ltd.                                    2,023,352   22,468,480       0.4%
#   Steinhoff International Holdings NV                          3,453,813   17,569,874       0.3%
    Telkom SA SOC, Ltd.                                            734,366    4,109,884       0.1%
    Tiger Brands, Ltd.                                             268,837    8,119,373       0.1%
    Truworths International, Ltd.                                  973,557    6,303,938       0.1%
    Vodacom Group, Ltd.                                            520,334    5,884,892       0.1%
    Woolworths Holdings, Ltd.                                    1,765,305    9,569,011       0.2%
                                                                           ------------       ---
TOTAL SOUTH AFRICA                                                          425,606,892       7.4%
                                                                           ------------       ---
SOUTH KOREA -- (16.5%)
    Amorepacific Corp.                                              43,151   11,066,212       0.2%
    AMOREPACIFIC Group                                              41,154    4,754,622       0.1%
    BGF retail Co., Ltd.                                            27,563    2,653,538       0.1%
    BNK Financial Group, Inc.                                      597,367    5,009,954       0.1%
#*  Celltrion, Inc.                                                 71,936    5,660,137       0.1%
    Cheil Worldwide, Inc.                                           73,456    1,190,412       0.0%
#   CJ CGV Co., Ltd.                                                18,162    1,363,915       0.0%
    CJ CheilJedang Corp.                                            21,206    6,359,131       0.1%
    CJ Corp.                                                        34,729    5,704,851       0.1%
    CJ E&M Corp.                                                    31,220    2,208,053       0.1%
#*  CJ Korea Express Corp.                                           8,317    1,215,695       0.0%
    CJ O Shopping Co., Ltd.                                          2,962      497,097       0.0%
#   Com2uSCorp                                                      12,702    1,338,818       0.0%
    Cosmax, Inc.                                                     4,228      527,700       0.0%
    Coway Co., Ltd.                                                 75,554    6,662,230       0.1%
    Cuckoo Electronics Co., Ltd.                                     2,015      231,023       0.0%
    Daelim Industrial Co., Ltd.                                     49,686    3,504,841       0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH KOREA -- (Continued)
*   Daewoo Engineering & Construction Co., Ltd.                  133,508 $   856,116       0.0%
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.           165,407     244,208       0.0%
    DGB Financial Group, Inc.                                    291,287   2,977,689       0.1%
    Dongbu Insurance Co., Ltd.                                   135,206   8,073,824       0.2%
    Dongkuk Steel Mill Co., Ltd.                                  50,693     493,312       0.0%
    Dongsuh Cos., Inc.                                            23,739     643,072       0.0%
#   Dongwon Systems Corp.                                          4,834     244,219       0.0%
    Doosan Corp.                                                  21,369   1,824,362       0.0%
    Doosan Heavy Industries & Construction Co., Ltd.             102,105   2,083,266       0.0%
*   Doosan Infracore Co., Ltd.                                   227,817   1,884,219       0.0%
    E-MART, Inc.                                                  35,665   7,204,069       0.1%
    Grand Korea Leisure Co., Ltd.                                 38,572     735,276       0.0%
#   Green Cross Corp.                                              4,303     619,597       0.0%
    Green Cross Holdings Corp.                                    18,294     523,745       0.0%
#*  GS Engineering & Construction Corp.                           87,718   2,407,826       0.1%
    GS Holdings Corp.                                            180,713   9,406,133       0.2%
    GS Home Shopping, Inc.                                         4,088     730,559       0.0%
    GS Retail Co., Ltd.                                           24,957   1,164,441       0.0%
    Hana Financial Group, Inc.                                   545,466  18,734,035       0.3%
    Hankook Tire Co., Ltd.                                       170,001   8,797,623       0.2%
#*  Hanmi Pharm Co., Ltd.                                          7,664   2,076,716       0.0%
#*  Hanmi Science Co., Ltd.                                       14,080     750,054       0.0%
    Hanon Systems                                                260,091   1,932,603       0.0%
    Hanssem Co., Ltd.                                             14,749   2,851,320       0.1%
    Hanwha Chemical Corp.                                        222,590   4,914,225       0.1%
    Hanwha Corp.                                                 152,078   5,335,226       0.1%
    Hanwha Life Insurance Co., Ltd.                              427,196   2,307,543       0.1%
*   Hanwha Techwin Co., Ltd.                                      54,195   2,474,876       0.1%
    Hite Jinro Co., Ltd.                                          52,663     967,440       0.0%
#   Hotel Shilla Co., Ltd.                                        38,111   1,699,985       0.0%
    Hyosung Corp.                                                 58,732   7,417,962       0.1%
    Hyundai Department Store Co., Ltd.                            35,263   3,349,036       0.1%
    Hyundai Development Co-Engineering & Construction            105,341   4,134,586       0.1%
    Hyundai Elevator Co., Ltd.                                    10,664     583,422       0.0%
    Hyundai Engineering & Construction Co., Ltd.                 140,523   5,985,742       0.1%
    Hyundai Glovis Co., Ltd.                                      26,107   3,324,696       0.1%
    Hyundai Greenfood Co., Ltd.                                   63,538     892,254       0.0%
*   Hyundai Heavy Industries Co., Ltd.                            71,848  10,418,244       0.2%
    Hyundai Home Shopping Network Corp.                            8,843     948,179       0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.                    184,449   5,940,171       0.1%
#*  Hyundai Mipo Dockyard Co., Ltd.                               19,275   1,566,603       0.0%
    Hyundai Mobis Co., Ltd.                                       74,326  14,495,096       0.3%
    Hyundai Motor Co.                                            181,576  22,965,170       0.4%
*   Hyundai Rotem Co., Ltd.                                       17,028     313,336       0.0%
    Hyundai Steel Co.                                            184,545   8,888,991       0.2%
#   Hyundai Wia Corp.                                             36,324   2,070,770       0.0%
    Industrial Bank of Korea                                     468,370   5,136,413       0.1%
    Innocean Worldwide, Inc.                                       3,114     174,631       0.0%
    IS Dongseo Co., Ltd.                                          21,146     797,861       0.0%
#   Jeil Pharmaceutical Co.                                        3,226     194,988       0.0%
    Kakao Corp.                                                   20,448   1,623,328       0.0%
    Kangwon Land, Inc.                                           102,333   3,250,827       0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    KB Financial Group, Inc.                                     441,762 $19,418,701       0.3%
#   KB Financial Group, Inc. ADR                                 103,883   4,515,794       0.1%
    KB Insurance Co., Ltd.                                       119,022   3,418,735       0.1%
    KCC Corp.                                                     10,050   3,003,620       0.1%
    KEPCO Plant Service & Engineering Co., Ltd.                   27,560   1,389,419       0.0%
    Kia Motors Corp.                                             333,911  10,221,341       0.2%
#   KIWOOM Securities Co., Ltd.                                   19,503   1,353,645       0.0%
    Kolon Industries, Inc.                                        29,856   1,793,467       0.0%
#*  Komipharm International Co., Ltd.                             25,551     830,100       0.0%
    Korea Aerospace Industries, Ltd.                              98,940   5,545,518       0.1%
    Korea Electric Power Corp.                                   220,479   8,788,349       0.2%
    Korea Electric Power Corp. Sponsored ADR                     102,772   2,035,913       0.0%
*   Korea Gas Corp.                                               44,931   1,840,357       0.0%
    Korea Investment Holdings Co., Ltd.                           65,303   2,942,036       0.1%
    Korea Kolmar Co., Ltd.                                        18,540   1,307,001       0.0%
    Korea Petrochemical Ind Co., Ltd.                              8,191   1,700,523       0.0%
    Korea Zinc Co., Ltd.                                          12,225   4,569,557       0.1%
*   Korean Air Lines Co., Ltd.                                   122,152   3,285,468       0.1%
    Korean Reinsurance Co.                                       150,867   1,497,465       0.0%
    KT Corp. Sponsored ADR                                        95,200   1,579,368       0.0%
    KT&G Corp.                                                   132,438  11,810,650       0.2%
#   Kumho Petrochemical Co., Ltd.                                 30,488   2,037,096       0.0%
#*  Kumho Tire Co., Inc.                                         212,069   1,499,325       0.0%
    LG Chem, Ltd.                                                 46,976  11,299,048       0.2%
    LG Corp.                                                     112,554   6,685,870       0.1%
    LG Display Co., Ltd.                                         363,272   9,360,833       0.2%
#   LG Display Co., Ltd. ADR                                     808,137  10,400,723       0.2%
    LG Electronics, Inc.                                         310,602  18,854,663       0.3%
    LG Household & Health Care, Ltd.                              13,222  10,054,728       0.2%
    LG Innotek Co., Ltd.                                          27,290   3,151,455       0.1%
    LG International Corp.                                        23,266     664,079       0.0%
    LG Uplus Corp.                                               539,707   6,857,760       0.1%
    LIG Nex1 Co., Ltd.                                             7,167     508,002       0.0%
#   Loen Entertainment, Inc.                                       7,273     561,542       0.0%
    Lotte Chemical Corp.                                          37,059  11,124,930       0.2%
#   Lotte Chilsung Beverage Co., Ltd.                                980   1,445,406       0.0%
    Lotte Confectionery Co., Ltd.                                  7,577   1,363,754       0.0%
    LOTTE Himart Co., Ltd.                                         7,831     378,464       0.0%
    Lotte Shopping Co., Ltd.                                      19,922   4,594,266       0.1%
    LS Corp.                                                      29,652   1,696,712       0.0%
    LS Industrial Systems Co., Ltd.                               25,409   1,133,700       0.0%
    Macquarie Korea Infrastructure Fund                          527,913   4,003,025       0.1%
#   Mando Corp.                                                   17,468   3,530,969       0.1%
#   Medy-Tox, Inc.                                                 5,775   2,537,856       0.1%
    Meritz Financial Group, Inc.                                  59,617     665,057       0.0%
    Meritz Fire & Marine Insurance Co., Ltd.                     117,542   1,827,805       0.0%
    Meritz Securities Co., Ltd.                                  557,853   2,022,845       0.0%
    Mirae Asset Daewoo Co., Ltd.                                 456,755   3,574,453       0.1%
    NAVER Corp.                                                   37,790  26,559,711       0.5%
    NCSoft Corp.                                                  15,686   4,960,630       0.1%
    Nexen Tire Corp.                                              99,808   1,196,918       0.0%
    NH Investment & Securities Co., Ltd.                         239,748   2,776,806       0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
SOUTH KOREA -- (Continued)
#   NongShim Co., Ltd.                                             4,477 $  1,247,582       0.0%
#   OCI Co., Ltd.                                                 31,064    2,152,213       0.0%
    Orion Corp.                                                    4,950    2,937,719       0.1%
    Ottogi Corp.                                                   1,053      682,042       0.0%
*   Pan Ocean Co., Ltd.                                          361,136    1,651,209       0.0%
#   Paradise Co., Ltd.                                            62,375      771,954       0.0%
    Poongsan Corp.                                                 8,597      294,687       0.0%
    POSCO                                                         63,625   15,020,775       0.3%
#   POSCO Sponsored ADR                                          109,096    6,438,846       0.1%
    Posco Daewoo Corp.                                            85,173    1,794,677       0.0%
    S-1 Corp.                                                     23,983    2,056,392       0.0%
    S-Oil Corp.                                                   64,981    5,684,975       0.1%
    Samsung C&T Corp.                                             71,551    7,753,247       0.1%
    Samsung Card Co., Ltd.                                        51,038    1,789,555       0.0%
    Samsung Electro-Mechanics Co., Ltd.                           94,120    6,038,178       0.1%
    Samsung Electronics Co., Ltd.                                101,911  199,789,105       3.5%
    Samsung Electronics Co., Ltd. GDR                             52,509   51,524,207       0.9%
#*  Samsung Engineering Co., Ltd.                                116,876    1,250,742       0.0%
    Samsung Fire & Marine Insurance Co., Ltd.                     53,457   12,585,480       0.2%
*   Samsung Heavy Industries Co., Ltd.                           480,671    4,556,002       0.1%
    Samsung Life Insurance Co., Ltd.                              68,654    6,600,357       0.1%
    Samsung SDI Co., Ltd.                                        101,566   12,261,381       0.2%
    Samsung SDS Co., Ltd.                                         30,358    3,665,772       0.1%
    Samsung Securities Co., Ltd.                                 112,487    3,415,403       0.1%
    Samyang Corp.                                                  2,396      202,664       0.0%
    SFA Engineering Corp.                                         12,911      886,758       0.0%
    Shinhan Financial Group Co., Ltd.                            399,454   16,677,763       0.3%
    Shinhan Financial Group Co., Ltd. ADR                         86,082    3,594,784       0.1%
    Shinsegae, Inc.                                               13,738    2,469,042       0.1%
    SK Chemicals Co., Ltd.                                        30,297    1,676,425       0.0%
    SK Holdings Co., Ltd.                                         62,844   13,385,927       0.2%
    SK Hynix, Inc.                                               801,175   37,954,353       0.7%
    SK Innovation Co., Ltd.                                       70,840   10,627,768       0.2%
#   SK Materials Co., Ltd.                                         7,297    1,130,357       0.0%
    SK Networks Co., Ltd.                                        204,355    1,437,248       0.0%
    SK Telecom Co., Ltd.                                          22,141    4,673,646       0.1%
    SK Telecom Co., Ltd. ADR                                       6,224      146,824       0.0%
    SKC Co., Ltd.                                                 33,367      839,555       0.0%
    SPC Samlip Co., Ltd.                                           3,031      560,698       0.0%
#   Ssangyong Cement Industrial Co., Ltd.                         39,048      457,348       0.0%
*   Ssangyong Information & Communication                          9,886       18,977       0.0%
#*  Taihan Electric Wire Co., Ltd.                               154,853      233,838       0.0%
    Tongyang Life Insurance Co., Ltd.                             62,253      549,032       0.0%
    Woori Bank                                                   560,516    7,349,994       0.1%
#   Woori Bank Sponsored ADR                                       1,026       40,753       0.0%
    Young Poong Corp.                                                559      463,497       0.0%
    Youngone Corp.                                                47,419    1,412,141       0.0%
#   Yuhan Corp.                                                    9,085    1,850,904       0.0%
#*  Yungjin Pharmaceutical Co., Ltd.                              60,994      457,658       0.0%
                                                                         ------------      ----
TOTAL SOUTH KOREA                                                         970,614,026      16.9%
                                                                         ------------      ----

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
TAIWAN -- (14.9%)
#   Accton Technology Corp.                                         482,000 $ 1,093,378       0.0%
#   Acer, Inc.                                                    5,516,811   2,603,877       0.1%
#   Advanced Semiconductor Engineering, Inc.                     12,765,564  15,998,932       0.3%
#   Advantech Co., Ltd.                                             414,254   3,348,736       0.1%
    Airtac International Group                                      126,850   1,450,060       0.0%
#   Asia Cement Corp.                                             4,339,758   4,284,778       0.1%
*   Asia Pacific Telecom Co., Ltd.                                1,633,000     526,108       0.0%
    Asustek Computer, Inc.                                        1,031,180  10,130,703       0.2%
#   AU Optronics Corp.                                           24,425,873  10,151,565       0.2%
#   AU Optronics Corp. Sponsored ADR                                326,626   1,319,569       0.0%
#   Casetek Holdings, Ltd.                                          313,000     927,706       0.0%
#   Catcher Technology Co., Ltd.                                  1,354,429  13,909,109       0.3%
    Cathay Financial Holding Co., Ltd.                            8,494,450  13,613,311       0.2%
#   Chailease Holding Co., Ltd.                                   2,569,840   6,547,192       0.1%
    Chang Hwa Commercial Bank, Ltd.                               9,287,889   5,383,214       0.1%
    Cheng Shin Rubber Industry Co., Ltd.                          3,200,965   6,605,841       0.1%
    Chicony Electronics Co., Ltd.                                 1,022,552   2,698,172       0.1%
    China Airlines, Ltd.                                          8,737,536   2,706,727       0.1%
    China Development Financial Holding Corp.                    24,524,121   6,764,952       0.1%
    China Life Insurance Co., Ltd.                                6,140,344   5,717,337       0.1%
    China Motor Corp.                                               992,000     902,544       0.0%
    China Steel Corp.                                            15,093,932  12,096,485       0.2%
    Chipbond Technology Corp.                                     1,082,000   1,613,645       0.0%
#   Chroma ATE, Inc.                                                 70,000     218,835       0.0%
#   Chunghwa Precision Test Tech Co., Ltd.                           20,000     778,121       0.0%
    Chunghwa Telecom Co., Ltd.                                    1,608,000   5,439,323       0.1%
    Chunghwa Telecom Co., Ltd. Sponsored ADR                        266,144   9,006,313       0.2%
    Compal Electronics, Inc.                                     10,160,541   6,801,737       0.1%
    CTBC Financial Holding Co., Ltd.                             19,645,175  12,267,731       0.2%
    CTCI Corp.                                                    1,187,000   2,078,353       0.0%
    Delta Electronics, Inc.                                       2,385,486  13,427,282       0.2%
    E.Sun Financial Holding Co., Ltd.                            13,139,000   7,941,622       0.1%
#   Eclat Textile Co., Ltd.                                         253,336   2,770,716       0.1%
    Elite Material Co., Ltd.                                        300,000   1,196,556       0.0%
#   Ennoconn Corp.                                                   62,000     673,658       0.0%
    Eternal Materials Co., Ltd.                                   1,356,350   1,451,324       0.0%
    Eva Airways Corp.                                             6,367,740   3,130,543       0.1%
*   Evergreen Marine Corp. Taiwan, Ltd.                           3,219,261   1,419,672       0.0%
#   Far Eastern International Bank                                  721,140     225,824       0.0%
    Far Eastern New Century Corp.                                 6,875,085   5,784,679       0.1%
*   Far EasTone Telecommunications Co., Ltd.                      2,601,000   6,405,088       0.1%
    Farglory Land Development Co., Ltd.                             644,393     873,406       0.0%
#   Feng TAY Enterprise Co., Ltd.                                   475,424   1,826,889       0.0%
    First Financial Holding Co., Ltd.                            18,055,124  11,011,112       0.2%
    Formosa Chemicals & Fibre Corp.                               3,220,518   9,903,048       0.2%
    Formosa Petrochemical Corp.                                   1,393,000   4,869,126       0.1%
    Formosa Plastics Corp.                                        3,720,153  11,178,506       0.2%
    Formosa Taffeta Co., Ltd.                                     1,312,000   1,369,403       0.0%
    Foxconn Technology Co., Ltd.                                  1,790,627   5,455,923       0.1%
    Fubon Financial Holding Co., Ltd.                             8,611,233  13,480,221       0.2%
#   General Interface Solution Holding, Ltd.                        131,000     730,395       0.0%
    Giant Manufacturing Co., Ltd.                                   529,506   3,199,766       0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Globalwafers Co., Ltd.                                          219,000 $ 1,563,584       0.0%
    Gourmet Master Co., Ltd.                                         77,550     778,735       0.0%
#   Highwealth Construction Corp.                                 2,120,190   3,574,056       0.1%
    Hiwin Technologies Corp.                                        435,005   2,771,887       0.1%
    Hon Hai Precision Industry Co., Ltd.                         17,267,653  56,519,814       1.0%
#   Hota Industrial Manufacturing Co., Ltd.                         237,235   1,044,801       0.0%
    Hotai Motor Co., Ltd.                                           362,000   4,171,940       0.1%
#*  HTC Corp.                                                     1,246,235   2,990,391       0.1%
    Hua Nan Financial Holdings Co., Ltd.                         13,331,007   7,464,908       0.1%
#   Innolux Corp.                                                27,802,241  12,976,452       0.2%
    Inventec Corp.                                                5,430,551   4,038,150       0.1%
    Kenda Rubber Industrial Co., Ltd.                             1,082,377   1,742,660       0.0%
#   King Slide Works Co., Ltd.                                       81,000   1,246,704       0.0%
#   King Yuan Electronics Co., Ltd.                               1,471,000   1,327,914       0.0%
    King's Town Bank Co., Ltd.                                      921,000     884,852       0.0%
    Kinsus Interconnect Technology Corp.                            683,000   1,775,318       0.0%
#   Largan Precision Co., Ltd.                                      133,860  22,230,057       0.4%
    LCY Chemical Corp.                                              782,123   1,124,234       0.0%
    Lite-On Technology Corp.                                      4,896,410   8,541,068       0.2%
    Makalot Industrial Co., Ltd.                                    230,356     969,688       0.0%
#   MediaTek, Inc.                                                1,455,995  10,465,860       0.2%
#   Mega Financial Holding Co., Ltd.                             14,688,369  11,791,780       0.2%
#*  Mercuries Life Insurance Co., Ltd.                              325,753     166,813       0.0%
    Merida Industry Co., Ltd.                                       317,287   1,702,699       0.0%
    Micro-Star International Co., Ltd.                              956,000   1,914,813       0.0%
    Nan Ya Plastics Corp.                                         4,464,599  10,754,019       0.2%
#   Nanya Technology Corp.                                          992,010   1,580,583       0.0%
    Nien Made Enterprise Co., Ltd.                                  193,000   1,952,216       0.0%
#   Novatek Microelectronics Corp.                                1,205,000   4,630,618       0.1%
#*  OBI Pharma, Inc.                                                 81,000     761,284       0.0%
    PChome Online, Inc.                                             114,006     973,695       0.0%
    Pegatron Corp.                                                5,311,345  15,642,333       0.3%
*   PharmaEssentia Corp.                                             99,000     493,492       0.0%
    Phison Electronics Corp.                                        241,000   2,268,626       0.0%
    Pou Chen Corp.                                                4,990,487   6,986,961       0.1%
*   Powertech Technology, Inc.                                    2,158,819   6,772,701       0.1%
#   Poya International Co., Ltd.                                     72,550     991,165       0.0%
    President Chain Store Corp.                                     844,831   7,352,035       0.1%
    Qisda Corp.                                                     576,000     366,484       0.0%
    Quanta Computer, Inc.                                         3,941,000   8,164,421       0.2%
*   Realtek Semiconductor Corp.                                     599,950   2,028,881       0.0%
*   Ruentex Development Co., Ltd.                                 1,242,709   1,516,480       0.0%
#   Ruentex Industries, Ltd.                                        770,182   1,238,277       0.0%
    ScinoPharm Taiwan, Ltd.                                         206,405     283,358       0.0%
#*  Shin Kong Financial Holding Co., Ltd.                        15,958,656   4,253,102       0.1%
#   Silergy Corp.                                                    55,000     994,566       0.0%
    Siliconware Precision Industries Co., Ltd.                    2,123,637   3,441,431       0.1%
    Siliconware Precision Industries Co., Ltd. Sponsored ADR         21,813     176,031       0.0%
*   Simplo Technology Co., Ltd.                                     690,000   2,307,984       0.0%
    SinoPac Financial Holdings Co., Ltd.                         18,850,895   5,759,837       0.1%
    St Shine Optical Co., Ltd.                                       11,000     212,923       0.0%
    Standard Foods Corp.                                            466,902   1,152,212       0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
TAIWAN -- (Continued)
    Synnex Technology International Corp.                         2,259,343 $  2,448,099       0.1%
    Taichung Commercial Bank Co., Ltd.                              159,669       51,844       0.0%
*   TaiMed Biologics, Inc.                                          113,000      679,229       0.0%
    Tainan Spinning Co., Ltd.                                       115,412       53,192       0.0%
    Taishin Financial Holding Co., Ltd.                          19,587,984    8,076,555       0.2%
    Taiwan Business Bank                                          8,318,140    2,298,573       0.0%
    Taiwan Cement Corp.                                           7,005,720    8,148,476       0.2%
    Taiwan Cooperative Financial Holding Co., Ltd.               13,986,581    7,114,704       0.1%
#   Taiwan FamilyMart Co., Ltd.                                      89,000      605,415       0.0%
    Taiwan Fertilizer Co., Ltd.                                   1,415,000    1,912,869       0.0%
*   Taiwan Glass Industry Corp.                                   1,859,375      949,484       0.0%
    Taiwan High Speed Rail Corp.                                  1,592,000    1,232,238       0.0%
    Taiwan Mobile Co., Ltd.                                       2,215,300    8,179,277       0.2%
#   Taiwan Secom Co., Ltd.                                          362,670    1,058,979       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.                 25,317,808  163,094,652       2.8%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR    1,789,031   59,163,255       1.0%
#*  Tatung Co., Ltd.                                              2,566,000      937,863       0.0%
    Teco Electric and Machinery Co., Ltd.                         3,410,000    3,377,039       0.1%
    Tong Yang Industry Co., Ltd.                                    936,000    1,588,302       0.0%
*   Transcend Information, Inc.                                     334,181    1,140,562       0.0%
    Tripod Technology Corp.                                         753,870    2,130,509       0.0%
    Tung Thih Electronic Co., Ltd.                                   44,000      301,474       0.0%
#   Uni-President Enterprises Corp.                               7,682,033   14,180,987       0.3%
#   United Microelectronics Corp.                                38,130,000   15,242,131       0.3%
#   Vanguard International Semiconductor Corp.                    1,699,000    3,240,299       0.1%
#   Voltronic Power Technology Corp.                                 57,350      818,538       0.0%
    Walsin Lihwa Corp.                                            5,308,000    2,379,165       0.1%
    Wan Hai Lines, Ltd.                                           1,821,800    1,009,254       0.0%
#   Win Semiconductors Corp.                                        742,034    3,304,676       0.1%
#   Winbond Electronics Corp.                                     6,597,000    3,724,089       0.1%
    Wintek Corp.                                                    604,760        6,877       0.0%
    Wistron Corp.                                                 5,751,099    5,429,580       0.1%
#   Wistron NeWeb Corp.                                             186,000      533,553       0.0%
    WPG Holdings, Ltd.                                            3,035,869    3,848,410       0.1%
*   Yageo Corp.                                                     981,579    3,464,565       0.1%
    Yuanta Financial Holding Co., Ltd.                           18,588,806    7,947,979       0.1%
    Yulon Motor Co., Ltd.                                         1,732,000    1,566,936       0.0%
    Zhen Ding Technology Holding, Ltd.                            1,099,700    2,571,481       0.1%
                                                                            ------------      ----
TOTAL TAIWAN                                                                 875,955,116      15.2%
                                                                            ------------      ----
THAILAND -- (2.5%)
    Advanced Info Service PCL                                     1,440,700    7,288,884       0.1%
    Airports of Thailand PCL                                      5,784,000    6,730,442       0.1%
    Bangchak Corp. PCL                                              843,200      780,064       0.0%
    Bangkok Bank PCL(6077019)                                       241,500    1,305,594       0.0%
    Bangkok Bank PCL(6368360)                                       207,200    1,075,236       0.0%
    Bangkok Dusit Medical Services PCL Class F                    6,818,900    4,001,841       0.1%
    Bangkok Expressway & Metro PCL                                4,214,799      877,322       0.0%
    Bangkok Life Assurance PCL                                      694,900      969,324       0.0%
    Banpu PCL                                                     3,487,850    1,936,014       0.0%
    Berli Jucker PCL                                              2,257,500    2,839,007       0.1%
    BTS Group Holdings PCL                                        3,733,900      917,553       0.0%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
THAILAND -- (Continued)
    Bumrungrad Hospital PCL                                         402,600 $  2,042,680       0.1%
    Carabao Group PCL Class F                                        84,800      161,191       0.0%
    Central Pattana PCL                                           1,779,300    3,086,383       0.1%
    Central Plaza Hotel PCL                                       1,046,100    1,050,939       0.0%
    CH Karnchang PCL                                                680,200      535,862       0.0%
    Charoen Pokphand Foods PCL                                    4,951,800    3,829,449       0.1%
    CP ALL PCL                                                    4,313,700    7,607,277       0.1%
    Delta Electronics Thailand PCL                                  656,900    1,747,176       0.0%
    Electricity Generating PCL                                      319,300    2,030,818       0.1%
    Energy Absolute PCL                                           1,783,800    1,392,385       0.0%
    Global Power Synergy Co., Ltd. Class F                          101,100      100,837       0.0%
    Glow Energy PCL                                                 826,500    1,959,324       0.0%
    Home Product Center PCL                                      10,007,413    2,806,358       0.1%
    Indorama Ventures PCL                                         3,391,500    3,603,285       0.1%
    Intouch Holdings PCL                                          1,446,700    2,237,596       0.1%
    IRPC PCL                                                     18,273,700    2,958,448       0.1%
    Kasikornbank PCL(6888794)                                     1,146,600    6,132,437       0.1%
    Kasikornbank PCL(6364766)                                       210,900    1,127,971       0.0%
    KCE Electronics PCL                                             431,000    1,327,016       0.0%
    Kiatnakin Bank PCL                                              393,200      775,828       0.0%
    Krung Thai Bank PCL                                           6,900,587    3,950,032       0.1%
    Land & Houses PCL(6581941)                                    4,746,340    1,413,336       0.0%
    Land & Houses PCL(6581930)                                      790,000      237,525       0.0%
    Minor International PCL                                       2,391,770    2,575,699       0.1%
    MK Restaurants Group PCL                                        421,700      746,722       0.0%
    Muangthai Leasing PCL Class F                                   738,700      640,677       0.0%
    Pruksa Holding PCL                                            2,958,300    1,924,306       0.0%
    PTT Exploration & Production PCL(B1359J0)                     2,414,655    6,788,818       0.1%
    PTT Exploration & Production PCL(B1359L2)                        65,409      183,898       0.0%
    PTT Global Chemical PCL                                       2,436,872    5,283,764       0.1%
    PTT PCL                                                       1,634,600   18,382,752       0.3%
    Ratchaburi Electricity Generating Holding PCL                   824,700    1,192,108       0.0%
    Robinson Department Store PCL                                   598,500    1,081,418       0.0%
    Siam Cement PCL (The)(6609906)                                  166,400    2,578,502       0.1%
    Siam Cement PCL (The)(6609928)                                  230,100    3,565,585       0.1%
    Siam City Cement PCL                                            163,213    1,307,025       0.0%
    Siam Commercial Bank PCL (The)                                1,140,966    5,145,727       0.1%
    Siam Global House PCL                                         1,167,492      550,162       0.0%
    Star Petroleum Refining PCL                                      27,800       10,609       0.0%
    Thai Oil PCL                                                  1,455,200    3,281,457       0.1%
    Thai Union Group PCL Class F                                  2,705,940    1,666,277       0.0%
    Thanachart Capital PCL                                        1,044,400    1,426,652       0.0%
    TMB Bank PCL                                                 24,158,000    1,592,375       0.0%
    Total Access Communication PCL(B1YWK08)                       1,459,300    1,750,822       0.0%
    Total Access Communication PCL(B231MK7)                         423,600      508,222       0.0%
    TPI Polene PCL                                               12,385,600      837,881       0.0%
    True Corp. PCL                                               23,255,831    4,403,749       0.1%
    TTW PCL                                                       2,098,400      636,982       0.0%
                                                                            ------------       ---
TOTAL THAILAND                                                               148,897,623       2.6%
                                                                            ------------       ---
TURKEY -- (1.3%)
    Akbank TAS                                                    2,209,103    5,912,795       0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
TURKEY -- (Continued)
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                    282,261 $    1,590,824       0.0%
    Arcelik A.S.                                                   540,990      3,606,744       0.1%
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.                      333,342      1,832,733       0.0%
    BIM Birlesik Magazalar A.S.                                    342,629      5,596,765       0.1%
    Coca-Cola Icecek A.S.                                          124,347      1,264,766       0.0%
    Enka Insaat ve Sanayi A.S.                                     599,638        921,482       0.0%
    Eregli Demir ve Celik Fabrikalari TAS                        2,461,933      4,509,780       0.1%
    Ford Otomotiv Sanayi A.S.                                      126,138      1,401,979       0.0%
    KOC Holding A.S.                                               753,593      3,541,729       0.1%
    Petkim Petrokimya Holding A.S.                               1,293,596      1,787,811       0.0%
    TAV Havalimanlari Holding A.S.                                 341,666      1,423,039       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                             212,178      1,766,678       0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                        261,144      6,578,156       0.1%
*   Turk Hava Yollari AO                                         1,503,706      2,564,579       0.1%
#   Turk Telekomunikasyon A.S.                                     699,083      1,255,191       0.0%
*   Turkcell Iletisim Hizmetleri A.S.                            1,142,611      3,997,694       0.1%
*   Turkcell Iletisim Hizmetleri A.S. ADR                           73,838        646,083       0.0%
    Turkiye Garanti Bankasi A.S.                                 3,265,633      8,815,422       0.2%
    Turkiye Halk Bankasi A.S.                                    1,285,231      4,261,149       0.1%
#   Turkiye Is Bankasi Class C                                   2,548,532      5,029,615       0.1%
    Turkiye Sise ve Cam Fabrikalari A.S.                         2,478,015      3,110,719       0.1%
#   Turkiye Vakiflar Bankasi TAO Class D                         1,445,842      2,469,848       0.0%
#   Ulker Biskuvi Sanayi A.S.                                      244,375      1,388,114       0.0%
*   Yapi ve Kredi Bankasi A.S.                                   2,464,502      2,989,588       0.1%
                                                                           --------------      ----
TOTAL TURKEY                                                                   78,263,283       1.4%
                                                                           --------------      ----
TOTAL COMMON STOCKS                                                         5,525,292,224      96.0%
                                                                           --------------      ----
PREFERRED STOCKS -- (2.9%)
BRAZIL -- (2.8%)
    Banco Bradesco SA                                            2,489,914     26,208,795       0.5%
    Banco Bradesco SA ADR                                          610,872      6,444,700       0.1%
    Braskem SA Class A                                              73,800        793,791       0.0%
*   Centrais Eletricas Brasileiras SA Class B                      303,700      2,191,122       0.0%
    Cia Brasileira de Distribuicao                                 310,022      7,008,106       0.1%
    Cia Energetica de Minas Gerais                                  58,900        164,784       0.0%
    Gerdau SA                                                      921,168      2,844,141       0.0%
    Itau Unibanco Holding SA                                     4,317,027     53,397,546       0.9%
    Lojas Americanas SA                                          1,021,714      5,420,728       0.1%
*   Petroleo Brasileiro SA                                       2,825,761     12,437,070       0.2%
*   Petroleo Brasileiro SA Sponsored ADR                         1,440,006     12,571,252       0.2%
    Suzano Papel e Celulose SA Class A                             798,971      3,375,562       0.1%
    Telefonica Brasil SA                                           465,063      6,928,948       0.1%
    Vale SA                                                      2,522,202     20,867,039       0.4%
#   Vale SA Sponsored ADR                                          364,278      2,990,722       0.1%
                                                                           --------------      ----
TOTAL BRAZIL                                                                  163,644,306       2.8%
                                                                           --------------      ----
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                                113,824        471,539       0.0%
                                                                           --------------      ----
COLOMBIA -- (0.1%)
    Banco Davivienda SA                                            209,529      2,207,817       0.1%

THE EMERGING MARKETS SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
COLOMBIA -- (Continued)
     Bancolombia SA                                                   30,330 $      296,083        0.0%
     Grupo Argos SA                                                   28,838        187,222        0.0%
     Grupo Aval Acciones y Valores SA                              4,185,719      1,657,499        0.0%
     Grupo de Inversiones Suramericana SA                            113,896      1,457,962        0.0%
                                                                             --------------      -----
TOTAL COLOMBIA                                                                    5,806,583        0.1%
                                                                             --------------      -----
INDIA -- (0.0%)
     Vedanta, Ltd.                                                26,204,120        245,422        0.0%
                                                                             --------------      -----
TOTAL PREFERRED STOCKS                                                          170,167,850        2.9%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
*    Bank of Comm Ass Ent Rights 5/31/17                              12,453             --        0.0%
                                                                             --------------      -----
TAIWAN -- (0.0%)
*    E.Sun Finianical Holding Co. Rights 5/2/17                      786,955         84,770        0.0%
                                                                             --------------      -----
THAILAND -- (0.0%)
*    SCCC Rights 5/15/17                                              48,254         37,666        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                               122,436        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   5,695,582,510
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (3.5%)
(S)@ DFA Short Term Investment Fund                               17,835,440    206,409,543        3.6%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,377,646,228)                          $5,901,992,053      102.5%
                                                                             ==============      =====

THE EMERGING MARKETS SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ------------------------------------------------------
                                            LEVEL 1        LEVEL 2       LEVEL 3     TOTAL
                                         -------------- -------------- --------- --------------
Common Stocks
   Brazil                                $  272,470,883             --      --   $  272,470,883
   Chile                                     41,813,686 $   37,277,617      --       79,091,303
   China                                    258,393,582    716,556,112      --      974,949,694
   Colombia                                  24,607,143             --      --       24,607,143
   Czech Republic                                    --      9,897,790      --        9,897,790
   Egypt                                        610,718      7,192,114      --        7,802,832
   Greece                                            --     13,702,003      --       13,702,003
   Hungary                                           --     23,024,874      --       23,024,874
   India                                     31,017,907    654,073,858      --      685,091,765
   Indonesia                                  6,484,710    161,357,673      --      167,842,383
   Malaysia                                          --    189,247,313      --      189,247,313
   Mexico                                   269,596,465             --      --      269,596,465
   Peru                                      14,261,752             --      --       14,261,752
   Philippines                                2,096,191     87,072,213      --       89,168,404
   Poland                                            --     99,157,771      --       99,157,771
   Russia                                     4,533,588    101,509,321      --      106,042,909
   South Africa                              51,053,298    374,553,594      --      425,606,892
   South Korea                               28,753,005    941,861,021      --      970,614,026
   Taiwan                                    69,665,168    806,289,948      --      875,955,116
   Thailand                                 148,897,623             --      --      148,897,623
   Turkey                                       646,083     77,617,200      --       78,263,283
Preferred Stocks
   Brazil                                   163,644,306             --      --      163,644,306
   Chile                                             --        471,539      --          471,539
   Colombia                                   5,806,583             --      --        5,806,583
   India                                             --        245,422      --          245,422
Rights/Warrants
   Taiwan                                            --         84,770      --           84,770
   Thailand                                          --         37,666      --           37,666
Securities Lending Collateral                        --    206,409,543      --      206,409,543
Futures Contracts**                           1,408,077             --      --        1,408,077
                                         -------------- --------------  ------   --------------
TOTAL                                    $1,395,760,768 $4,507,639,362      --   $5,903,400,130
                                         ============== ==============  ======   ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
COMMON STOCKS -- (90.4%)
BRAZIL -- (7.2%)
    AES Tiete Energia SA(BZ8W2J5)                                      879 $       737       0.0%
    AES Tiete Energia SA(BZ8W2L7)                                1,884,997   8,011,408       0.1%
    Aliansce Shopping Centers SA                                 1,034,195   4,910,231       0.1%
    Alupar Investimento SA                                         971,770   5,771,133       0.1%
    Arezzo Industria e Comercio SA                                 457,135   4,853,562       0.1%
*   B2W Cia Digital(B1LH3Y1)                                     1,191,925   5,024,484       0.1%
*   B2W Cia Digital(BDFZQZ7)                                       382,848   1,583,716       0.0%
*   BR Malls Participacoes SA                                    5,957,732  26,372,028       0.4%
*   BR Properties SA                                               120,100     357,192       0.0%
*   Brasil Brokers Participacoes SA                              1,971,711   1,012,551       0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas          158,500     638,684       0.0%
    Cia de Locacao das Americas                                     11,000      31,190       0.0%
    Cia de Saneamento de Minas Gerais-COPASA                       859,792   9,751,741       0.2%
    Cia Energetica de Minas Gerais                                 106,474     310,964       0.0%
    Cia Hering                                                   1,553,736  10,779,057       0.2%
    Cia Paranaense de Energia                                      144,900   1,065,962       0.0%
#   Cia Paranaense de Energia Sponsored ADR                        127,664   1,170,679       0.0%
*   Cia Siderurgica Nacional SA                                  5,120,808  12,503,351       0.2%
    Construtora Tenda SA                                           168,054     466,986       0.0%
*   Cosan Logistica SA                                             132,800     276,139       0.0%
    CVC Brasil Operadora e Agencia de Viagens SA                   312,586   3,048,995       0.1%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes      2,823,034  11,740,221       0.2%
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                                 41,900     147,189       0.0%
    Dimed SA Distribuidora da Medicamentos                           1,100     201,005       0.0%
    Direcional Engenharia SA                                       993,209   1,908,784       0.0%
    Duratex SA                                                   3,493,133   9,827,721       0.2%
    EcoRodovias Infraestrutura e Logistica SA                    2,475,007   7,360,963       0.1%
    EDP - Energias do Brasil SA                                  3,186,314  13,471,853       0.2%
    Embraer SA                                                     887,827   4,296,411       0.1%
    Embraer SA ADR                                                 497,890   9,559,488       0.2%
    Equatorial Energia SA                                        2,114,158  38,292,700       0.6%
    Estacio Participacoes SA                                     3,477,890  19,536,800       0.3%
*   Eternit SA                                                   1,383,778     562,396       0.0%
    Even Construtora e Incorporadora SA                          2,718,788   3,803,160       0.1%
    Ez Tec Empreendimentos e Participacoes SA                      624,146   3,995,732       0.1%
    Fibria Celulose SA                                              19,200     177,842       0.0%
    Fleury SA                                                      731,906  12,110,617       0.2%
    FPC Par Corretora de Seguros SA                                111,600     664,526       0.0%
    Fras-Le SA                                                      82,875     119,062       0.0%
    GAEC Educacao SA                                               278,900   1,177,442       0.0%
    Gafisa SA                                                      168,055     963,096       0.0%
#   Gafisa SA ADR                                                   73,263     833,733       0.0%
#*  Gol Linhas Aereas Inteligentes SA ADR                           47,920   1,505,650       0.0%
    Grendene SA                                                    945,017   7,339,100       0.1%
    Guararapes Confeccoes SA                                        83,800   2,363,207       0.0%
    Helbor Empreendimentos SA                                    1,656,428   1,320,320       0.0%
    Iguatemi Empresa de Shopping Centers SA                        737,537   7,707,535       0.1%
*   International Meal Co. Alimentacao SA                          677,895   1,307,074       0.0%
    Iochpe Maxion SA                                             1,122,952   5,911,856       0.1%
*   JHSF Participacoes SA                                          680,347     518,719       0.0%
*   Joao Fortes Engenharia SA                                       66,552      35,645       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
BRAZIL -- (Continued)
*   JSL SA                                                         675,500 $ 1,498,250       0.0%
    Kepler Weber SA                                                135,346   1,069,447       0.0%
    Light SA                                                       706,107   4,860,805       0.1%
    Linx SA                                                        763,536   4,260,242       0.1%
    Localiza Rent a Car SA                                       1,572,075  23,427,214       0.4%
*   LPS Brasil Consultoria de Imoveis SA                           290,879     421,557       0.0%
    M Dias Branco SA                                               549,900   8,442,409       0.1%
    Magazine Luiza SA                                                2,100     147,401       0.0%
*   Magnesita Refratarios SA                                       406,091   3,473,596       0.1%
    Mahle-Metal Leve SA                                            475,976   3,030,663       0.0%
    Marcopolo SA                                                    45,200      29,905       0.0%
*   Marfrig Global Foods SA                                      3,262,029   7,420,126       0.1%
*   Marisa Lojas SA                                                557,320   1,466,146       0.0%
*   Mills Estruturas e Servicos de Engenharia SA                   966,926   1,063,175       0.0%
    Minerva SA                                                   1,171,069   3,726,405       0.1%
    MRV Engenharia e Participacoes SA                            2,976,660  14,948,712       0.2%
    Multiplan Empreendimentos Imobiliarios SA                      624,699  13,324,340       0.2%
    Multiplus SA                                                   503,884   6,203,994       0.1%
    Natura Cosmeticos SA                                           233,518   2,225,522       0.0%
    Odontoprev SA                                                2,874,296  10,368,674       0.2%
    Paranapanema SA                                              1,614,056     661,071       0.0%
*   Petro Rio SA                                                    15,000     205,479       0.0%
    Porto Seguro SA                                                358,043   3,239,708       0.1%
    Portobello SA                                                  428,500     390,153       0.0%
*   Profarma Distribuidora de Produtos Farmaceuticos SA             43,168     151,643       0.0%
*   Prumo Logistica SA                                             271,478     772,340       0.0%
    QGEP Participacoes SA                                          845,794   1,694,759       0.0%
    Qualicorp SA                                                 2,351,105  16,740,434       0.3%
*   Restoque Comercio e Confeccoes de Roupas SA                    862,054   1,249,334       0.0%
    Rodobens Negocios Imobiliarios SA                              136,138     242,977       0.0%
*   Rumo SA                                                      6,787,474  18,668,467       0.3%
*   Santos Brasil Participacoes SA                               2,470,740   1,829,284       0.0%
    Sao Carlos Empreendimentos e Participacoes SA                   63,159     646,504       0.0%
    Sao Martinho SA                                              1,694,786   9,504,321       0.1%
    Ser Educacional SA                                             242,300   1,870,276       0.0%
    SLC Agricola SA                                                574,213   3,545,809       0.1%
    Smiles SA                                                      505,800  11,001,853       0.2%
    Sonae Sierra Brasil SA                                         262,846   1,796,169       0.0%
*   Springs Global Participacoes SA                                 18,200      51,434       0.0%
    Sul America SA                                               3,005,954  15,900,808       0.2%
    T4F Entretenimento SA                                           72,300     143,277       0.0%
    Technos SA                                                     221,800     314,456       0.0%
    Tecnisa SA(B1N9YM0)                                          1,306,552   1,169,045       0.0%
*   Tecnisa SA(BYQ1XZ0)                                            281,237     251,639       0.0%
*   Tegma Gestao Logistica SA                                       11,700      48,067       0.0%
    Totvs SA                                                     1,272,826  11,148,081       0.2%
    TPI - Triunfo Participacoes e Investimentos SA                 329,501     398,634       0.0%
    Transmissora Alianca de Energia Eletrica SA                  1,918,518  13,908,130       0.2%
    Tupy SA                                                        124,100     596,249       0.0%
*   Usinas Siderurgicas de Minas Gerais SA                          42,600     117,839       0.0%
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                                 691,887   4,893,705       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
BRAZIL -- (Continued)
    Via Varejo SA(BGSHPP4)                                        1,002,219 $  3,760,630       0.1%
    Via Varejo SA(B7VY430)                                          205,862      291,860       0.0%
                                                                            ------------       ---
TOTAL BRAZIL                                                                 505,313,655       7.8%
                                                                            ------------       ---
CHILE -- (1.6%)
    AES Gener SA                                                  1,743,082      655,718       0.0%
    Aguas Andinas SA Class A                                        559,878      317,143       0.0%
    Banmedica SA                                                  1,772,240    3,982,647       0.1%
    Besalco SA                                                    2,437,005    1,542,969       0.0%
    CAP SA                                                          902,305    9,423,144       0.1%
    Cementos BIO BIO SA                                             352,724      481,169       0.0%
*   Cia Sud Americana de Vapores SA                              92,625,052    3,606,798       0.1%
    Clinica LAS Condes SA                                               349       18,835       0.0%
    Cristalerias de Chile SA                                        130,323    1,315,889       0.0%
    Embotelladora Andina SA Class B ADR                              42,803    1,088,052       0.0%
*   Empresa Nacional de Telecomunicaciones SA                       798,910    9,574,686       0.2%
*   Empresas AquaChile SA                                         1,297,844      805,130       0.0%
    Empresas Hites SA                                             1,123,113    1,182,958       0.0%
*   Empresas La Polar SA                                          9,338,251      657,370       0.0%
    Engie Energia Chile SA                                        5,488,931   10,198,903       0.2%
    Enjoy SA                                                      1,143,197       79,655       0.0%
    Forus SA                                                        811,301    3,257,219       0.1%
    Grupo Security SA                                             2,947,245    1,042,247       0.0%
    Inversiones Aguas Metropolitanas SA                           3,961,273    6,263,831       0.1%
    Inversiones La Construccion SA                                  273,583    3,689,539       0.1%
    Masisa SA                                                    16,263,125    1,054,749       0.0%
    Multiexport Foods SA                                          3,856,325    1,675,830       0.0%
    Parque Arauco SA                                              7,008,665   18,285,264       0.3%
    PAZ Corp. SA                                                  1,298,993    1,450,303       0.0%
    Ripley Corp. SA                                               9,264,270    6,719,559       0.1%
    Salfacorp SA                                                  2,536,777    2,926,941       0.0%
    Sigdo Koppers SA                                                787,777    1,129,566       0.0%
    Sociedad Matriz SAAM SA                                      35,318,203    3,464,655       0.1%
    Socovesa SA                                                   2,895,998    1,257,264       0.0%
    Sonda SA                                                      2,403,460    4,098,442       0.1%
    Vina Concha y Toro SA                                         5,149,937    8,302,521       0.1%
                                                                            ------------       ---
TOTAL CHILE                                                                  109,548,996       1.7%
                                                                            ------------       ---
CHINA -- (15.1%)
*   21Vianet Group, Inc. ADR                                        392,158    2,121,575       0.0%
    361 Degrees International, Ltd.                               5,552,000    1,867,479       0.0%
*   3SBio, Inc.                                                   2,535,000    3,380,772       0.1%
#*  500.com, Ltd. Class A ADR                                       133,502    1,736,861       0.0%
#*  51job, Inc. ADR                                                  70,751    2,900,083       0.1%
*   A8 New Media Group, Ltd.                                      1,612,000      111,782       0.0%
    Agile Group Holdings, Ltd.                                   13,027,500   11,643,733       0.2%
    Ajisen China Holdings, Ltd.                                   4,156,000    1,836,318       0.0%
    AMVIG Holdings, Ltd.                                          2,508,000      837,588       0.0%
    Anhui Expressway Co., Ltd. Class H                            2,770,000    2,193,340       0.0%
#*  Anton Oilfield Services Group                                10,586,000    1,153,833       0.0%
*   Anxin-China Holdings, Ltd.                                   16,347,000      151,736       0.0%
*   Art Group Holdings, Ltd.                                        320,000       30,444       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
CHINA -- (Continued)
#   Asia Cement China Holdings Corp.                              2,769,000 $  896,852       0.0%
#*  Asian Citrus Holdings, Ltd.                                   2,314,000     66,936       0.0%
#   Ausnutria Dairy Corp., Ltd.                                      63,000     25,247       0.0%
#*  AVIC International Holding HK, Ltd.                          16,786,000    948,356       0.0%
    AVIC International Holdings, Ltd. Class H                     1,960,000  1,037,422       0.0%
#   AviChina Industry & Technology Co., Ltd. Class H              7,176,000  4,784,092       0.1%
    BAIOO Family Interactive, Ltd.                                2,618,000    275,323       0.0%
    Bank of Chongqing Co., Ltd. Class H                           2,259,500  1,888,498       0.0%
    Bank of Zhengzhou Co., Ltd. Class H                              14,000      8,960       0.0%
*   Baofeng Modern International Holdings Co., Ltd.                 234,000     26,173       0.0%
#*  Baoxin Auto Group, Ltd.                                       1,292,992    597,722       0.0%
    Baoye Group Co., Ltd. Class H                                 1,758,000  1,297,354       0.0%
    Beijing Capital International Airport Co., Ltd. Class H         676,000    953,658       0.0%
    Beijing Capital Land, Ltd. Class H                            8,706,500  4,226,592       0.1%
#*  Beijing Enterprises Environment Group, Ltd.                     114,000     20,933       0.0%
#*  Beijing Enterprises Medical & Health Group, Ltd.             15,060,000  1,121,981       0.0%
    Beijing Jingneng Clean Energy Co., Ltd. Class H              10,226,000  3,099,457       0.1%
#   Beijing North Star Co., Ltd. Class H                          6,368,000  2,461,733       0.1%
#*  Beijing Properties Holdings, Ltd.                             6,310,000    328,364       0.0%
    Beijing Urban Construction Design & Development Group Co.,
      Ltd. Class H                                                1,651,000  1,005,293       0.0%
    Best Pacific International Holdings, Ltd.                     1,874,000  1,645,596       0.0%
    Besunyen Holdings Co., Ltd.                                   1,155,000     86,086       0.0%
    Billion Industrial Holdings, Ltd.                                64,000     44,746       0.0%
#*  Biostime International Holdings, Ltd.                         1,486,500  4,819,173       0.1%
#*  Bitauto Holdings, Ltd. ADR                                      184,229  5,401,594       0.1%
#   Bloomage Biotechnology Corp., Ltd.                            1,077,500  1,827,244       0.0%
#*  Boer Power Holdings, Ltd.                                     2,893,000    984,554       0.0%
    Bosideng International Holdings, Ltd.                        20,196,000  1,634,122       0.0%
#*  Boyaa Interactive International, Ltd.                         2,020,000  1,026,674       0.0%
*   Brilliant Circle Holdings International, Ltd.                   250,000     42,384       0.0%
#   BYD Electronic International Co., Ltd.                        4,498,315  6,865,739       0.1%
    C C Land Holdings, Ltd.                                      14,555,015  3,720,699       0.1%
#*  C.banner International Holdings, Ltd.                         3,315,000  1,243,756       0.0%
    Cabbeen Fashion, Ltd.                                         1,419,000    486,447       0.0%
#   Canvest Environmental Protection Group Co., Ltd.              4,729,000  2,698,067       0.1%
#*  Capital Environment Holdings, Ltd.                            4,004,000    116,865       0.0%
#*  CAR, Inc.                                                     4,736,000  4,465,768       0.1%
    Carrianna Group Holdings Co., Ltd.                            1,855,257    190,740       0.0%
    CECEP COSTIN New Materials Group, Ltd.                        4,494,000    129,995       0.0%
    Central China Real Estate, Ltd.                               5,511,626  1,352,201       0.0%
#   Central China Securities Co., Ltd. Class H                    6,685,000  3,544,284       0.1%
    Century Sunshine Group Holdings, Ltd.                        12,725,000    465,688       0.0%
#*  CGN Meiya Power Holdings Co., Ltd.                            7,694,000  1,135,576       0.0%
    Changshouhua Food Co., Ltd.                                   1,773,000    902,708       0.0%
*   Changyou.com, Ltd. ADR                                           66,905  2,184,448       0.0%
    Chaowei Power Holdings, Ltd.                                  4,397,000  2,800,411       0.1%
*   Cheetah Mobile, Inc. ADR                                        205,689  2,167,962       0.0%
*   Chigo Holding, Ltd.                                          20,666,000    302,627       0.0%
#   China Aerospace International Holdings, Ltd.                 17,454,500  2,398,396       0.0%
*   China Agri-Industries Holdings, Ltd.                         14,885,800  7,362,999       0.1%
#   China All Access Holdings, Ltd.                               5,636,000  1,592,824       0.0%
    China Aluminum Cans Holdings, Ltd.                              432,000     72,777       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
*   China Animal Healthcare, Ltd.                                 3,671,000 $   460,152       0.0%
#   China Animation Characters Co., Ltd.                          2,575,000   1,079,587       0.0%
    China Aoyuan Property Group, Ltd.                             8,711,000   2,664,424       0.1%
    China BlueChemical, Ltd. Class H                             11,684,000   3,361,874       0.1%
*   China Chengtong Development Group, Ltd.                         536,000      33,370       0.0%
*   China City Infrastructure Group, Ltd.                         1,220,000      89,478       0.0%
*   China City Railway Transportation Technology Holdings Co.,
      Ltd.                                                          940,000     183,466       0.0%
    China Communications Services Corp., Ltd. Class H            12,984,000   7,388,841       0.1%
*   China Datang Corp. Renewable Power Co., Ltd. Class H         14,673,000   1,488,920       0.0%
*   China Daye Non-Ferrous Metals Mining, Ltd.                    4,610,000      67,519       0.0%
#   China Dongxiang Group Co., Ltd.                              22,139,985   4,210,626       0.1%
#*  China Dynamics Holdings, Ltd.                                 9,490,000     302,430       0.0%
#   China Electronics Corp. Holdings Co., Ltd.                    3,084,000     578,140       0.0%
    China Electronics Optics Valley Union Holding Co., Ltd.       4,896,000     458,903       0.0%
*   China Energine International Holdings, Ltd.                   4,206,000     426,359       0.0%
    China Everbright, Ltd.                                        6,106,000  13,948,773       0.2%
*   China Fiber Optic Network System Group, Ltd.                  9,639,999     650,652       0.0%
    China Financial Services Holdings, Ltd.                       7,014,000     666,980       0.0%
*   China Fire Safety Enterprise Group, Ltd.                      1,575,000      78,868       0.0%
    China Foods, Ltd.                                             7,410,000   2,854,189       0.1%
    China Fordoo Holdings, Ltd.                                     776,000     776,917       0.0%
*   China Glass Holdings, Ltd.                                    4,632,000     518,562       0.0%
*   China Grand Pharmaceutical and Healthcare Holdings, Ltd.
      Class A                                                     1,020,000     279,153       0.0%
    China Greenfresh Group Co., Ltd.                              1,201,000     518,516       0.0%
#   China Greenland Broad Greenstate Group Co., Ltd.              5,344,000   1,134,397       0.0%
#*  China Hanking Holdings, Ltd.                                  3,659,000     587,595       0.0%
#   China Harmony New Energy Auto Holding, Ltd.                   5,579,000   2,084,904       0.0%
*   China High Precision Automation Group, Ltd.                   1,289,000      37,908       0.0%
#   China High Speed Transmission Equipment Group Co., Ltd.       2,210,000   2,146,737       0.0%
*   China Huiyuan Juice Group, Ltd.                               4,929,500   1,764,713       0.0%
*   China International Capital Corp., Ltd. Class H               2,022,400   2,988,261       0.1%
*   China ITS Holdings Co., Ltd.                                  3,835,412     369,690       0.0%
    China Jinmao Holdings Group, Ltd.                            27,318,300   8,836,114       0.1%
    China Lesso Group Holdings, Ltd.                              7,387,000   5,881,301       0.1%
    China Lilang, Ltd.                                            3,347,000   2,105,522       0.0%
*   China Longevity Group Co., Ltd.                               1,076,350      35,563       0.0%
#*  China LotSynergy Holdings, Ltd.                              27,340,000     822,128       0.0%
    China Machinery Engineering Corp. Class H                     6,490,000   4,862,594       0.1%
#   China Maple Leaf Educational Systems, Ltd.                    3,824,000   3,339,810       0.1%
#   China Medical System Holdings, Ltd.                           5,350,500   9,234,962       0.2%
    China Meidong Auto Holdings, Ltd.                               572,000     117,621       0.0%
    China Merchants Land, Ltd.                                    9,922,000   1,834,963       0.0%
    China National Building Material Co., Ltd. Class H           19,622,000  13,043,664       0.2%
    China National Materials Co., Ltd. Class H                    8,021,000   2,841,127       0.1%
*   China New Town Development Co., Ltd.                         11,720,648     579,561       0.0%
#   China NT Pharma Group Co., Ltd.                               4,739,000   1,040,367       0.0%
#*  China Ocean Resources Co., Ltd.                                 537,630     472,476       0.0%
*   China Oceanwide Holdings, Ltd.                                2,198,000     217,520       0.0%
*   China Oil & Gas Group, Ltd.                                  32,738,000   2,396,151       0.0%
*   China Outfitters Holdings, Ltd.                                  24,000         833       0.0%
*   China Overseas Grand Oceans Group, Ltd.                       7,390,500   3,785,425       0.1%
#   China Overseas Property Holdings, Ltd.                        6,715,000   1,172,228       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
CHINA -- (Continued)
*   China Packaging Holdings Development, Ltd.                    4,540,000 $1,329,595       0.0%
#   China Pioneer Pharma Holdings, Ltd.                           2,285,000    852,370       0.0%
    China Power International Development, Ltd.                  20,304,000  7,563,816       0.1%
#   China Power New Energy Development Co., Ltd.                  3,760,499  2,298,890       0.0%
*   China Properties Group, Ltd.                                  2,640,000    587,042       0.0%
#*  China Rare Earth Holdings, Ltd.                               8,648,799    621,458       0.0%
    China Resources Cement Holdings, Ltd.                        12,528,000  6,849,724       0.1%
#*  China Resources Phoenix Healthcare Holdings Co., Ltd.         3,464,000  4,444,702       0.1%
*   China Ruifeng Renewable Energy Holdings, Ltd.                 5,192,000    500,232       0.0%
    China Sanjiang Fine Chemicals Co., Ltd.                       3,773,000  1,210,093       0.0%
    China SCE Property Holdings, Ltd.                            10,431,200  3,953,091       0.1%
#*  China Shanshui Cement Group, Ltd.                            11,268,000    738,080       0.0%
#*  China Shengmu Organic Milk, Ltd.                              6,816,000  1,427,648       0.0%
    China Shineway Pharmaceutical Group, Ltd.                     2,378,200  2,876,003       0.1%
#   China Silver Group, Ltd.                                      6,436,000  1,184,444       0.0%
#   China Singyes Solar Technologies Holdings, Ltd.               4,032,040  1,884,550       0.0%
#   China South City Holdings, Ltd.                              21,742,000  4,245,649       0.1%
*   China Starch Holdings, Ltd.                                   6,705,000    228,133       0.0%
    China Sunshine Paper Holdings Co., Ltd.                         421,000     81,109       0.0%
    China Suntien Green Energy Corp., Ltd. Class H               10,975,000  2,339,037       0.0%
*   China Taifeng Beddings Holdings, Ltd.                         1,336,000     34,781       0.0%
#   China Tian Lun Gas Holdings, Ltd.                             1,095,000    641,489       0.0%
#   China Traditional Chinese Medicine Holdings Co., Ltd.        12,590,000  7,371,125       0.1%
#   China Travel International Investment Hong Kong, Ltd.        15,263,900  4,412,018       0.1%
*   China Vanadium Titano - Magnetite Mining Co., Ltd.            3,680,000    122,828       0.0%
    China Vast Industrial Urban Development Co., Ltd.               225,000     83,293       0.0%
    China Water Affairs Group, Ltd.                               6,844,000  4,573,174       0.1%
#*  China Water Industry Group, Ltd.                              6,624,000  1,497,818       0.0%
*   China Wood Optimization Holding, Ltd.                         1,980,000    559,463       0.0%
    China XLX Fertiliser, Ltd.                                      114,000     30,010       0.0%
#*  China Yurun Food Group, Ltd.                                 10,561,000  1,587,823       0.0%
#   China ZhengTong Auto Services Holdings, Ltd.                  6,284,000  3,450,725       0.1%
#   China Zhongwang Holdings, Ltd.                                9,611,200  4,357,010       0.1%
#*  Chinasoft International, Ltd.                                15,102,000  9,069,265       0.2%
*   Chinese People Holdings Co., Ltd.                             1,855,709     24,087       0.0%
    Chongqing Machinery & Electric Co., Ltd. Class H              7,968,000  1,033,416       0.0%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.    2,662,000    375,974       0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                    144,000     36,794       0.0%
    CIFI Holdings Group Co., Ltd.                                19,426,000  7,013,350       0.1%
#   CIMC Enric Holdings, Ltd.                                     5,278,000  3,075,993       0.1%
*   CITIC Dameng Holdings, Ltd.                                   4,868,000    259,340       0.0%
#*  CITIC Resources Holdings, Ltd.                               17,098,600  2,063,696       0.0%
#   Citychamp Watch & Jewellery Group, Ltd.                      11,676,000  2,594,267       0.1%
    Clear Media, Ltd.                                               347,000    379,082       0.0%
*   Coastal Greenland, Ltd.                                       5,286,000    161,141       0.0%
#*  Cogobuy Group                                                 3,644,000  5,240,011       0.1%
#   Colour Life Services Group Co., Ltd.                          1,642,000    969,459       0.0%
    Comba Telecom Systems Holdings, Ltd.                         10,317,338  1,510,295       0.0%
*   Comtec Solar Systems Group, Ltd.                              4,958,000    207,083       0.0%
    Concord New Energy Group, Ltd.                               30,744,964  1,460,352       0.0%
    Consun Pharmaceutical Group, Ltd.                             2,282,000  1,544,590       0.0%
#*  Coolpad Group, Ltd.                                          21,444,800  1,985,030       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
#   COSCO SHIPPING Energy Transportation Co., Ltd. Class H        7,192,000 $ 3,927,118       0.1%
#   COSCO SHIPPING International Hong Kong Co., Ltd.              3,007,000   1,290,431       0.0%
    COSCO SHIPPING Ports, Ltd.                                    5,305,172   5,808,261       0.1%
*   Coslight Technology International Group Co., Ltd.               866,000     442,827       0.0%
#   Cosmo Lady China Holdings Co., Ltd.                           3,712,000   1,101,619       0.0%
    CP Pokphand Co., Ltd.                                        41,806,594   3,594,974       0.1%
    CPMC Holdings, Ltd.                                           2,810,000   1,556,549       0.0%
    CRCC High-Tech Equipment Corp., Ltd. Class H                  1,855,000     883,917       0.0%
#   CT Environmental Group, Ltd.                                 14,380,000   2,678,991       0.1%
*   Da Ming International Holdings, Ltd.                            862,000     342,103       0.0%
*   DaChan Food Asia, Ltd.                                        1,523,955     137,287       0.0%
    Dah Chong Hong Holdings, Ltd.                                 5,784,000   2,497,300       0.1%
#   Dalian Port PDA Co., Ltd. Class H                             2,640,400     468,034       0.0%
*   Daphne International Holdings, Ltd.                           7,022,000     693,197       0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                        3,074,943   1,801,000       0.0%
#*  DBA Telecommunication Asia Holdings, Ltd.                     2,108,000      17,778       0.0%
#*  Differ Group Holding Co., Ltd.                                6,460,000     588,929       0.0%
#*  Digital China Holdings, Ltd.                                  6,937,800   5,705,846       0.1%
#   Dongfang Electric Corp., Ltd. Class H                         1,700,000   1,498,411       0.0%
    Dongjiang Environmental Co., Ltd. Class H                       529,975     877,001       0.0%
*   Dongyue Group, Ltd.                                           7,432,000     245,461       0.0%
    Dragon Crown Group Holdings, Ltd.                                62,000      12,054       0.0%
#   Dynagreen Environmental Protection Group Co., Ltd. Class H    2,678,000   1,533,840       0.0%
#*  Dynasty Fine Wines Group, Ltd.                                1,614,000      56,025       0.0%
#*  eHi Car Services, Ltd. Sponsored ADR                             95,331     964,750       0.0%
    Embry Holdings, Ltd.                                            473,000     202,549       0.0%
    Essex Bio-technology, Ltd.                                       40,000      22,019       0.0%
    EVA Precision Industrial Holdings, Ltd.                       5,978,435     990,500       0.0%
*   EverChina International Holdings Co., Ltd.                   13,120,000     409,761       0.0%
*   Evergreen International Holdings, Ltd.                        1,208,000     117,102       0.0%
*   Extrawell Pharmaceutical Holdings, Ltd.                       1,337,921      40,055       0.0%
    Fantasia Holdings Group Co., Ltd.                            13,662,000   2,140,306       0.0%
    Far East Horizon, Ltd.                                       10,622,000   9,771,029       0.2%
#   Feiyu Technology International Co., Ltd.                      1,636,500     243,777       0.0%
    First Tractor Co., Ltd. Class H                                 965,176     520,341       0.0%
*   Forgame Holdings, Ltd.                                          107,100     136,379       0.0%
    Freetech Road Recycling Technology Holdings, Ltd.             2,164,000     211,302       0.0%
    Fu Shou Yuan International Group, Ltd.                        5,805,000   3,707,360       0.1%
#   Fufeng Group, Ltd.                                            7,458,600   5,097,246       0.1%
#*  Fuguiniao Co., Ltd. Class H                                   2,430,200     454,588       0.0%
#   Future Land Development Holdings, Ltd.                       11,872,000   3,504,991       0.1%
#*  GCL-Poly Energy Holdings, Ltd.                               81,674,000   9,858,221       0.2%
    Gemdale Properties & Investment Corp., Ltd.                   7,214,000     500,086       0.0%
*   Glorious Property Holdings, Ltd.                             18,035,501   2,085,508       0.0%
    Goldbond Group Holdings, Ltd.                                   210,000       6,205       0.0%
#   Golden Eagle Retail Group, Ltd.                               3,432,000   5,226,702       0.1%
    Golden Throat Holdings Group Co., Ltd.                          721,500     235,514       0.0%
    Goldlion Holdings, Ltd.                                       1,705,962     725,989       0.0%
#   Goldpac Group, Ltd.                                           2,261,000     856,633       0.0%
#   GOME Electrical Appliances Holding, Ltd.                     84,442,000  11,500,726       0.2%
    Good Friend International Holdings, Inc.                        398,667     110,550       0.0%
#   Goodbaby International Holdings, Ltd.                         6,226,000   2,808,017       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    Greatview Aseptic Packaging Co., Ltd.                         6,825,000 $ 3,533,557       0.1%
#*  Greenland Hong Kong Holdings, Ltd.                            6,801,000   2,192,930       0.0%
#*  Greentown China Holdings, Ltd.                                5,689,148   5,465,559       0.1%
*   Guangdong Land Holdings, Ltd.                                 4,600,800   1,034,783       0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H             1,103,000     796,635       0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                    1,736,400   2,922,650       0.1%
*   Guodian Technology & Environment Group Corp., Ltd. Class H    4,696,000     319,870       0.0%
    Guolian Securities Co., Ltd. Class H                          1,090,500     589,781       0.0%
#   Guorui Properties, Ltd.                                       1,087,000     322,579       0.0%
*   Haichang Ocean Park Holdings, Ltd.                            5,153,000   1,105,822       0.0%
    Haitian International Holdings, Ltd.                          4,300,000  10,529,980       0.2%
*   Hanergy Thin Film Power Group, Ltd.                          17,084,000      83,595       0.0%
    Harbin Bank Co., Ltd. Class H                                   791,000     233,695       0.0%
    Harbin Electric Co., Ltd. Class H                             4,455,413   2,723,033       0.1%
#   Harmonicare Medical Holdings, Ltd.                            1,411,000     743,075       0.0%
#*  HC International, Inc.                                          424,000     374,884       0.0%
    Henderson Investment, Ltd.                                    1,326,000     114,150       0.0%
*   Hengdeli Holdings, Ltd.                                      17,269,399   2,107,152       0.0%
*   Hengshi Mining Investments, Ltd.                              1,085,000     298,256       0.0%
*   Hi Sun Technology China, Ltd.                                 9,624,000   1,618,063       0.0%
*   Hidili Industry International Development, Ltd.               1,329,339      55,543       0.0%
#   Hilong Holding, Ltd.                                          4,847,000   1,057,136       0.0%
*   HKC Holdings, Ltd.                                              870,577     594,972       0.0%
#*  HNA Holding Group Co., Ltd.                                  17,430,000     615,708       0.0%
    HNA Infrastructure Co., Ltd. Class H                            616,000     515,270       0.0%
*   Honghua Group, Ltd.                                          14,879,000   1,508,628       0.0%
    Honworld Group, Ltd.                                            774,000     414,596       0.0%
    Hopefluent Group Holdings, Ltd.                               1,397,670     421,934       0.0%
    Hopewell Highway Infrastructure, Ltd.                         4,163,000   2,406,142       0.0%
    Hopson Development Holdings, Ltd.                             4,514,000   4,298,396       0.1%
#   HOSA International, Ltd.                                      4,668,000   1,469,419       0.0%
#*  Hua Han Health Industry Holdings, Ltd.                       25,871,698     661,232       0.0%
    Hua Hong Semiconductor, Ltd.                                  1,850,000   2,622,953       0.1%
#   Huadian Fuxin Energy Corp., Ltd. Class H                     16,248,000   3,756,037       0.1%
*   Huajun Holdings, Ltd.                                           112,000       8,491       0.0%
    Huaneng Renewables Corp., Ltd. Class H                       25,108,000   8,764,489       0.1%
    Huazhang Technology Holding, Ltd.                               388,000     120,717       0.0%
#*  Huiyin Smart Community Co., Ltd.                              2,206,000     167,254       0.0%
    Hydoo International Holding, Ltd.                             1,884,000     188,543       0.0%
#*  IMAX China Holding, Inc.                                        652,600   3,068,859       0.1%
#   Inner Mongolia Yitai Coal Co., Ltd. Class H                     105,000      97,684       0.0%
    Inspur International, Ltd.                                    2,286,000     472,839       0.0%
#   Intime Retail Group Co., Ltd.                                 9,442,000  11,944,925       0.2%
*   InvesTech Holdings, Ltd.                                      1,417,000      86,524       0.0%
#   Jiangnan Group, Ltd.                                         10,334,000   1,327,497       0.0%
*   Jinchuan Group International Resources Co., Ltd.              1,941,000     221,620       0.0%
#*  JinkoSolar Holding Co., Ltd. ADR                                129,908   2,252,605       0.0%
#   Joy City Property, Ltd.                                      12,094,000   1,894,722       0.0%
    Ju Teng International Holdings, Ltd.                          5,448,000   2,007,619       0.0%
    K Wah International Holdings, Ltd.                            3,817,000   2,422,142       0.1%
*   Kai Yuan Holdings, Ltd.                                      13,400,000     146,165       0.0%
#*  Kaisa Group Holdings, Ltd.                                    9,828,000   2,943,971       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    Kangda International Environmental Co., Ltd.                  4,054,000 $   942,178       0.0%
*   Kasen International Holdings, Ltd.                            4,399,000     774,872       0.0%
    Kingboard Chemical Holdings, Ltd.                             4,301,921  15,493,603       0.3%
    Kingboard Laminates Holdings, Ltd.                            5,858,500   7,060,931       0.1%
#*  Kingdee International Software Group Co., Ltd.               15,099,200   6,357,591       0.1%
    Kingsoft Corp., Ltd.                                          2,044,000   5,825,878       0.1%
#*  Ko Yo Chemical Group, Ltd.                                    4,280,000     113,316       0.0%
#   Koradior Holdings, Ltd.                                       1,008,000   1,078,048       0.0%
    KWG Property Holding, Ltd.                                   10,848,950   8,195,403       0.1%
#*  Labixiaoxin Snacks Group, Ltd.                                1,729,000     100,117       0.0%
    Lai Fung Holdings, Ltd.                                      29,583,012     821,255       0.0%
    Le Saunda Holdings, Ltd.                                      2,049,799     456,116       0.0%
    Lee & Man Chemical Co., Ltd.                                    998,785     488,015       0.0%
    Lee & Man Paper Manufacturing, Ltd.                          11,129,000   8,714,067       0.1%
#   Lee's Pharmaceutical Holdings, Ltd.                           1,351,000   1,330,658       0.0%
    Leoch International Technology, Ltd.                            953,000     235,182       0.0%
#*  Leyou Technologies Holdings, Ltd.                             9,420,000   1,933,715       0.0%
*   Li Ning Co., Ltd.                                             7,184,500   4,720,550       0.1%
#*  Lianhua Supermarket Holdings Co., Ltd. Class H                2,474,600   1,061,407       0.0%
#*  Lifestyle China Group, Ltd.                                     834,000     269,004       0.0%
#*  Lifetech Scientific Corp.                                    14,844,000   3,794,082       0.1%
    Livzon Pharmaceutical Group, Inc. Class H                       511,180   3,221,409       0.1%
#   Logan Property Holdings Co., Ltd.                             8,548,000   4,894,420       0.1%
*   LongiTech Smart Energy Holding, Ltd.                            461,000     166,613       0.0%
    Lonking Holdings, Ltd.                                       15,371,000   4,299,657       0.1%
*   Loudong General Nice Resources China Holdings, Ltd.           1,818,140      92,329       0.0%
#   Luye Pharma Group, Ltd.                                      11,040,000   6,668,047       0.1%
#   LVGEM China Real Estate Investment Co., Ltd.                  1,212,000     311,364       0.0%
#*  Maanshan Iron & Steel Co., Ltd. Class H                      13,224,000   4,462,736       0.1%
*   Maoye International Holdings, Ltd.                            8,664,000     924,207       0.0%
*   Microport Scientific Corp.                                    2,580,000   1,806,779       0.0%
*   MIE Holdings Corp.                                            2,264,000     215,060       0.0%
    MIN XIN Holdings, Ltd.                                          800,000     646,373       0.0%
*   Mingfa Group International Co., Ltd.                          7,108,000     274,146       0.0%
*   Mingyuan Medicare Development Co., Ltd.                       6,950,000      38,510       0.0%
    Minmetals Land, Ltd.                                          8,128,000     991,410       0.0%
    Minth Group, Ltd.                                             3,963,000  14,706,962       0.2%
#*  MMG, Ltd.                                                    19,842,999   6,775,485       0.1%
    MOBI Development Co., Ltd.                                    1,014,000     166,694       0.0%
    Modern Land China Co., Ltd.                                   2,390,000     390,338       0.0%
#*  Munsun Capital Group, Ltd.                                   44,302,318     421,611       0.0%
#*  National Agricultural Holdings, Ltd.                          3,714,000     568,200       0.0%
    Nature Home Holding Co., Ltd.                                   520,000      70,135       0.0%
#   NetDragon Websoft Holdings, Ltd.                                108,044     313,491       0.0%
*   New World Department Store China, Ltd.                        3,567,462     535,581       0.0%
    Nexteer Automotive Group, Ltd.                                5,120,000   7,972,531       0.1%
    Nine Dragons Paper Holdings, Ltd.                             3,111,000   3,355,101       0.1%
#*  Noah Holdings, Ltd. ADR                                         118,604   2,991,193       0.1%
#*  North Mining Shares Co., Ltd.                                78,870,000   1,600,498       0.0%
#*  NQ Mobile, Inc. Class A ADR                                     357,903   1,349,294       0.0%
#   NVC Lighting Holdings, Ltd.                                   7,392,000     835,246       0.0%
*   O-Net Technologies Group, Ltd.                                1,589,000   1,075,499       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
CHINA -- (Continued)
#*  Ourgame International Holdings, Ltd.                           1,574,000 $   567,291       0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                      1,750,183     698,212       0.0%
#*  Ozner Water International Holding, Ltd.                        1,831,000     458,335       0.0%
#   Pacific Online, Ltd.                                           3,033,365     728,627       0.0%
#   Parkson Retail Group, Ltd.                                     8,319,500   1,046,833       0.0%
#   PAX Global Technology, Ltd.                                    5,592,000   3,453,616       0.1%
*   Phoenix New Media, Ltd. ADR                                       60,274     210,356       0.0%
#   Phoenix Satellite Television Holdings, Ltd.                    8,296,000   1,417,352       0.0%
*   Ping An Securities Group Holdings, Ltd.                       21,300,000     199,520       0.0%
*   Ping Shan Tea Group, Ltd.                                      1,332,000       4,285       0.0%
#   Poly Culture Group Corp., Ltd. Class H                           464,600   1,224,333       0.0%
#*  Poly Property Group Co., Ltd.                                 16,591,000   6,797,668       0.1%
#   Pou Sheng International Holdings, Ltd.                        14,373,806   3,066,284       0.1%
    Powerlong Real Estate Holdings, Ltd.                           9,846,000   4,644,407       0.1%
*   Prosperity International Holdings HK, Ltd.                    11,620,000     181,932       0.0%
#*  PW Medtech Group, Ltd.                                         4,922,000   1,162,552       0.0%
*   Q Technology Group Co., Ltd.                                   2,653,000   2,252,602       0.0%
#   Qingdao Port International Co., Ltd. Class H                   2,033,000   1,082,272       0.0%
    Qingling Motors Co., Ltd. Class H                              3,376,000   1,114,920       0.0%
#   Qinhuangdao Port Co., Ltd. Class H                             3,065,500     925,796       0.0%
*   Qunxing Paper Holdings Co., Ltd.                                 669,913      32,555       0.0%
*   Real Gold Mining, Ltd.                                           300,500      10,160       0.0%
    Real Nutriceutical Group, Ltd.                                 6,045,000     352,875       0.0%
    Red Star Macalline Group Corp., Ltd. Class H                   1,790,600   1,909,380       0.0%
#*  Redco Properties Group, Ltd.                                   5,476,000   2,147,306       0.0%
#*  Renhe Commercial Holdings Co., Ltd.                          122,603,000   3,133,392       0.1%
#*  REXLot Holdings, Ltd.                                         59,701,502     890,017       0.0%
    Road King Infrastructure, Ltd.                                 2,044,000   3,031,036       0.1%
#*  Ronshine China Holdings, Ltd.                                    230,000     203,423       0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.          7,290,000   1,422,937       0.0%
*   Scud Group, Ltd.                                               1,876,000      47,031       0.0%
#   Seaspan Corp.                                                    314,373   2,213,186       0.0%
    Shandong Chenming Paper Holdings, Ltd. Class H                 1,886,000   2,167,270       0.0%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H       11,716,000   8,537,850       0.1%
    Shandong Xinhua Pharmaceutical Co., Ltd. Class H                 576,000     508,101       0.0%
#   Shanghai Dasheng Agricultural Finance Technology Co., Ltd.
      Class H                                                     12,064,000   1,194,684       0.0%
#*  Shanghai Fudan Microelectronics Group Co., Ltd. Class H          812,000     617,435       0.0%
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.
      Class H                                                      1,490,000   1,205,650       0.0%
    Shanghai Haohai Biological Technology Co., Ltd. Class H           56,300     310,331       0.0%
    Shanghai Industrial Holdings, Ltd.                             3,333,000  10,544,432       0.2%
#   Shanghai Industrial Urban Development Group, Ltd.             12,052,000   2,599,198       0.1%
#   Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                      7,870,000   2,294,324       0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                     5,106,000     983,297       0.0%
*   Shanghai Zendai Property, Ltd.                                11,305,000     169,791       0.0%
    Sheen Tai Holdings Grp Co., Ltd.                               2,482,000     213,870       0.0%
*   Shengli Oil & Gas Pipe Holdings, Ltd.                          2,272,500      93,429       0.0%
    Shenguan Holdings Group, Ltd.                                  7,256,000     531,108       0.0%
    Shenzhen Expressway Co., Ltd. Class H                          4,428,400   4,033,144       0.1%
    Shenzhen International Holdings, Ltd.                          7,292,722  12,242,025       0.2%
    Shenzhen Investment, Ltd.                                     22,596,874  10,240,301       0.2%
    Shimao Property Holdings, Ltd.                                    28,000      44,941       0.0%
*   Shougang Concord International Enterprises Co., Ltd.          21,936,000     695,657       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    Shougang Fushan Resources Group, Ltd.                        18,634,000 $ 3,422,783       0.1%
    Shui On Land, Ltd.                                           27,605,643   6,134,789       0.1%
#*  Shunfeng International Clean Energy, Ltd.                     9,212,000     567,542       0.0%
    Sichuan Expressway Co., Ltd. Class H                          5,366,000   2,352,474       0.0%
#   Sihuan Pharmaceutical Holdings Group, Ltd.                   26,984,000  11,991,715       0.2%
*   Silver Grant International Industries, Ltd.                   4,814,000     741,748       0.0%
#*  Silverman Holdings, Ltd.                                      2,410,000     325,123       0.0%
*   SIM Technology Group, Ltd.                                    1,050,000      51,251       0.0%
#*  Sino Oil And Gas Holdings, Ltd.                              70,712,766   1,707,448       0.0%
*   Sino-I Technology, Ltd.                                       3,950,000      53,747       0.0%
    Sino-Ocean Group Holdings, Ltd.                               8,853,500   4,318,882       0.1%
#   Sinofert Holdings, Ltd.                                      15,347,327   2,049,147       0.0%
*   Sinolink Worldwide Holdings, Ltd.                            13,204,800   1,425,092       0.0%
#   SinoMedia Holding, Ltd.                                       1,126,000     248,582       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                   4,169,500   4,074,244       0.1%
    Sinopec Kantons Holdings, Ltd.                                5,380,000   2,742,414       0.1%
#   Sinosoft Technology Group, Ltd.                               3,937,599   1,243,368       0.0%
#*  Sinotrans Shipping, Ltd.                                      6,035,086   1,356,314       0.0%
    Sinotrans, Ltd. Class H                                      13,221,000   5,907,417       0.1%
    Sinotruk Hong Kong, Ltd.                                      4,704,000   3,266,911       0.1%
*   Skyfame Realty Holdings, Ltd.                                 5,698,000     709,243       0.0%
#   Skyworth Digital Holdings, Ltd.                              12,675,628   7,354,959       0.1%
#   SMI Holdings Group, Ltd.                                     30,992,066   2,705,775       0.1%
    SOHO China, Ltd.                                             15,316,500   8,345,500       0.1%
*   Sohu.com, Inc.                                                  178,018   6,907,098       0.1%
*   Sound Global, Ltd.                                              494,000     123,500       0.0%
#*  Sparkle Roll Group, Ltd.                                      5,168,000     372,205       0.0%
    Springland International Holdings, Ltd.                       4,798,000     863,349       0.0%
#*  SPT Energy Group, Inc.                                        4,970,000     369,652       0.0%
*   SRE Group, Ltd.                                              29,292,346     707,312       0.0%
    SSY Group, Ltd.                                              14,361,152   5,552,281       0.1%
    Suchuang Gas Corp., Ltd.                                         40,000      12,235       0.0%
    Sun King Power Electronics Group                              2,696,000     619,823       0.0%
#   Sunac China Holdings, Ltd.                                   15,053,000  19,604,450       0.3%
    Sunshine 100 China Holdings, Ltd.                               130,000      50,252       0.0%
    Symphony Holdings, Ltd.                                       6,730,000     605,286       0.0%
#*  Tarena International, Inc. ADR                                  208,968   3,888,894       0.1%
#*  Taung Gold International, Ltd.                               20,430,000     194,124       0.0%
    TCC International Holdings, Ltd.                             10,264,647   4,693,175       0.1%
#*  TCL Multimedia Technology Holdings, Ltd.                      3,700,510   1,828,899       0.0%
*   Tech Pro Technology Development, Ltd.                        37,022,000     618,456       0.0%
#   Technovator International, Ltd.                               3,480,000   1,317,670       0.0%
    Tenfu Cayman Holdings Co., Ltd.                                 216,000      63,806       0.0%
#   Tenwow International Holdings, Ltd.                           3,672,000     764,226       0.0%
    Texhong Textile Group, Ltd.                                   2,011,500   2,435,862       0.1%
*   Tian An China Investment Co., Ltd.                            1,383,000   1,117,366       0.0%
    Tian Shan Development Holdings, Ltd.                          1,742,000     676,140       0.0%
    Tiande Chemical Holdings, Ltd.                                  224,000      61,597       0.0%
    Tiangong International Co., Ltd.                              9,414,000     930,808       0.0%
    Tianjin Capital Environmental Protection Group Co., Ltd.
      Class H                                                     2,718,000   1,845,975       0.0%
    Tianjin Development Holdings, Ltd.                            4,024,000   2,516,080       0.1%
    Tianjin Port Development Holdings, Ltd.                      12,860,800   2,263,391       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
CHINA -- (Continued)
#   Tianneng Power International, Ltd.                            5,322,048 $4,662,856       0.1%
    Tianyi Summi Holdings, Ltd.                                   4,716,000    666,450       0.0%
    Tibet Water Resources, Ltd.                                  11,257,000  4,712,107       0.1%
    Time Watch Investments, Ltd.                                  1,456,000    170,377       0.0%
    Tomson Group, Ltd.                                            1,353,229    718,475       0.0%
    Tong Ren Tang Technologies Co., Ltd. Class H                  4,173,000  7,031,353       0.1%
#   Tongda Group Holdings, Ltd.                                  23,530,000  9,212,582       0.2%
    Tonly Electronics Holdings, Ltd.                                431,176    275,465       0.0%
    Top Spring International Holdings, Ltd.                         383,000    127,980       0.0%
*   Tou Rong Chang Fu Group, Ltd.                                 6,180,000    124,512       0.0%
#   Towngas China Co., Ltd.                                       7,079,000  4,230,002       0.1%
    TPV Technology, Ltd.                                          5,127,964  1,402,355       0.0%
#   Trigiant Group, Ltd.                                          3,684,000    582,249       0.0%
*   Trony Solar Holdings Co., Ltd.                                1,757,000     26,654       0.0%
#   Truly International Holdings, Ltd.                            8,919,573  3,024,135       0.1%
    Uni-President China Holdings, Ltd.                            8,064,000  5,665,645       0.1%
#*  United Energy Group, Ltd.                                    36,492,900  1,405,003       0.0%
*   United Photovoltaics Group, Ltd.                              2,158,000    335,240       0.0%
*   Universal Health International Group Holding, Ltd.            8,086,000    258,750       0.0%
#   Universal Medical Financial & Technical Advisory Services
      Co., Ltd.                                                   4,408,500  3,770,891       0.1%
#*  V1 Group, Ltd.                                               17,317,600    533,571       0.0%
#   Vinda International Holdings, Ltd.                              623,000  1,264,518       0.0%
    Wanguo International Mining Group, Ltd.                         154,000     37,320       0.0%
#   Wasion Group Holdings, Ltd.                                   3,802,000  1,849,934       0.0%
    Weiqiao Textile Co. Class H                                   2,668,000  1,913,959       0.0%
    Welling Holding, Ltd.                                         7,140,000  1,604,585       0.0%
*   West China Cement, Ltd.                                      17,434,000  2,620,870       0.1%
*   Wisdom Sports Group                                             772,000    160,647       0.0%
*   Wuzhou International Holdings, Ltd.                           6,418,000    635,287       0.0%
    Xiabuxiabu Catering Management China Holdings Co., Ltd.         110,000     93,626       0.0%
    Xiamen International Port Co., Ltd. Class H                   7,366,000  1,465,235       0.0%
#*  Xinchen China Power Holdings, Ltd.                            2,667,000    431,283       0.0%
    Xingda International Holdings, Ltd.                           6,074,000  2,432,907       0.1%
    Xingfa Aluminium Holdings, Ltd.                                 239,000    111,234       0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H        2,708,103  2,403,325       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H             5,021,598    612,019       0.0%
#   Xinyi Solar Holdings, Ltd.                                   16,548,000  5,164,590       0.1%
*   Xiwang Special Steel Co., Ltd.                                  123,000     18,003       0.0%
#   XTEP International Holdings, Ltd.                             5,462,000  2,175,124       0.0%
*   Yanchang Petroleum International, Ltd.                       30,720,000    717,812       0.0%
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co.
    Class H                                                       1,018,000  2,131,972       0.0%
#   Yashili International Holdings, Ltd.                          3,500,000    610,906       0.0%
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd.
    Class H                                                         100,600    220,045       0.0%
    Yida China Holdings, Ltd.                                     1,148,000    273,101       0.0%
#   Yingde Gases Group Co., Ltd.                                  1,054,368    806,803       0.0%
    Yip's Chemical Holdings, Ltd.                                 1,886,000    847,781       0.0%
#*  Yirendai, Ltd. ADR                                              182,892  4,564,984       0.1%
*   Youyuan International Holdings, Ltd.                          2,937,070    822,929       0.0%
*   Yuanda China Holdings, Ltd.                                  12,884,000    313,799       0.0%
*   YuanShengTai Dairy Farm, Ltd.                                 5,185,000    299,526       0.0%
    Yuexiu Property Co., Ltd.                                    54,806,284  9,290,572       0.2%
#   Yuexiu Transport Infrastructure, Ltd.                         4,354,018  3,355,205       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
CHINA -- (Continued)
    Yunnan Water Investment Co., Ltd. Class H                       923,000 $      446,816       0.0%
    Yuzhou Properties Co., Ltd.                                  11,092,120      5,057,189       0.1%
*   YY, Inc. ADR                                                    220,940     10,819,432       0.2%
#   Zhaojin Mining Industry Co., Ltd. Class H                     5,788,000      5,065,596       0.1%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H       1,581,000        984,877       0.0%
*   Zhong An Real Estate, Ltd.                                    6,952,400        589,593       0.0%
#   Zhongsheng Group Holdings, Ltd.                               4,471,500      6,304,220       0.1%
    Zhuhai Holdings Investment Group, Ltd.                        1,028,000        161,123       0.0%
    Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                       979,400        464,031       0.0%
                                                                            --------------      ----
TOTAL CHINA                                                                  1,054,306,808      16.2%
                                                                            --------------      ----
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                              993,596      5,146,976       0.1%
    Bolsa de Valores de Colombia                                 29,054,344        237,017       0.0%
    Celsia SA ESP                                                 1,312,389      1,998,472       0.0%
*   Cemex Latam Holdings SA                                         951,995      3,475,332       0.1%
    Constructora Conconcreto SA                                     293,150        100,141       0.0%
    Corp. Financiera Colombiana SA                                   33,478        321,356       0.0%
*   Empresa de Telecomunicaciones de Bogota                       3,257,689        708,675       0.0%
    Mineros SA                                                      102,961         90,992       0.0%
*   Odinsa SA                                                        19,092         56,783       0.0%
                                                                            --------------      ----
TOTAL COLOMBIA                                                                  12,135,744       0.2%
                                                                            --------------      ----
GREECE -- (0.3%)
    Aegean Airlines SA                                              207,860      1,787,026       0.1%
    Athens Water Supply & Sewage Co. SA (The)                       125,722        725,936       0.0%
    Bank of Greece                                                  142,242      1,782,869       0.0%
*   Ellaktor SA                                                     892,229      1,426,822       0.0%
*   Fourlis Holdings SA                                             278,982      1,458,323       0.0%
*   GEK Terna Holding Real Estate Construction SA                   475,188      1,479,329       0.0%
    Hellenic Exchanges - Athens Stock Exchange SA                   467,404      2,472,722       0.1%
*   Iaso SA                                                         282,999        179,378       0.0%
*   Intracom Holdings SA                                            664,642        303,785       0.0%
*   Intralot SA-Integrated Lottery Systems & Services               860,664      1,161,149       0.0%
*   Lamda Development SA                                             92,510        467,594       0.0%
*   Marfin Investment Group Holdings SA                           5,645,881      1,071,444       0.0%
    Metka Industrial - Construction SA                              182,647      1,391,725       0.0%
*   Mytilineos Holdings SA                                          339,544      2,552,254       0.1%
    Piraeus Port Authority SA                                        42,172        597,851       0.0%
    Sarantis SA                                                      93,848      1,182,274       0.0%
    Terna Energy SA                                                 257,713        869,660       0.0%
                                                                            --------------      ----
TOTAL GREECE                                                                    20,910,141       0.3%
                                                                            --------------      ----
HONG KONG -- (0.0%)
    Dan Form Holdings Co., Ltd.                                     179,790         57,785       0.0%
    Samson Holding, Ltd.                                          1,874,000        146,755       0.0%
    SITC International Holdings Co., Ltd.                           352,000        252,146       0.0%
                                                                            --------------      ----
TOTAL HONG KONG                                                                    456,686       0.0%
                                                                            --------------      ----
HUNGARY -- (0.1%)
#*  FHB Mortgage Bank P.L.C.                                         27,009         49,884       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
HUNGARY -- (Continued)
    Magyar Telekom Telecommunications P.L.C.                     2,401,107 $4,015,317       0.1%
    Richter Gedeon Nyrt                                             84,933  2,056,757       0.0%
                                                                           ----------       ---
TOTAL HUNGARY                                                               6,121,958       0.1%
                                                                           ----------       ---
INDIA -- (14.1%)
*   3M India, Ltd.                                                   6,495  1,171,768       0.0%
*   8K Miles Software Services, Ltd.                                29,405    253,836       0.0%
    Aarti Drugs, Ltd.                                                1,105     10,037       0.0%
    Aarti Industries                                               203,996  2,781,215       0.1%
*   Aban Offshore, Ltd.                                            137,519    479,443       0.0%
    Abbott India, Ltd.                                               2,923    199,634       0.0%
    Accelya Kale Solutions, Ltd.                                     3,300     76,370       0.0%
    Adani Enterprises, Ltd.                                      1,642,031  2,779,926       0.1%
*   Adani Power, Ltd.                                            6,769,452  3,485,392       0.1%
*   Adani Transmissions, Ltd.                                      516,761    627,630       0.0%
*   Aditya Birla Fashion and Retail, Ltd.                          149,001    398,439       0.0%
    Aditya Birla Nuvo, Ltd.                                        186,075  4,800,112       0.1%
    Aegis Logistics, Ltd.                                          998,719  3,001,451       0.1%
    Agro Tech Foods, Ltd.                                           62,964    525,738       0.0%
*   Ahluwalia Contracts India Ltd.                                  11,251     61,915       0.0%
    AIA Engineering, Ltd.                                          240,532  5,691,679       0.1%
    Ajanta Pharma, Ltd.                                            234,509  5,988,421       0.1%
    Akzo Nobel India, Ltd.                                          76,588  2,339,491       0.0%
    Alembic Pharmaceuticals, Ltd.                                  553,210  5,244,825       0.1%
    Alembic, Ltd.                                                  624,014    466,133       0.0%
*   Allahabad Bank                                               1,121,891  1,438,091       0.0%
    Allcargo Logistics, Ltd.                                       442,806  1,304,040       0.0%
*   Alok Industries, Ltd.                                        1,282,757     60,745       0.0%
    Amara Raja Batteries, Ltd.                                     215,430  2,980,057       0.1%
*   Amtek Auto, Ltd.                                               217,501    132,682       0.0%
    Anant Raj, Ltd.                                                396,539    380,130       0.0%
    Andhra Bank                                                  1,312,648  1,405,335       0.0%
    Apar Industries, Ltd.                                          100,504  1,262,449       0.0%
    APL Apollo Tubes, Ltd.                                           9,383    214,495       0.0%
    Apollo Hospitals Enterprise, Ltd.                               91,149  1,746,388       0.0%
    Apollo Tyres, Ltd.                                           2,214,640  8,428,228       0.1%
*   Arvind SmartSpaces, Ltd.                                        73,251    119,590       0.0%
    Arvind, Ltd.                                                 1,590,261  9,864,204       0.2%
    Asahi India Glass, Ltd.                                        451,301  1,505,351       0.0%
    Ashiana Housing, Ltd.                                           34,342    119,041       0.0%
    Ashok Leyland, Ltd.                                            987,355  1,317,226       0.0%
    Ashoka Buildcon, Ltd.                                          247,132    754,695       0.0%
    Astral Polytechnik, Ltd.                                        58,408    503,486       0.0%
*   AstraZeneca Pharma India, Ltd.                                   1,697     25,635       0.0%
    Atul, Ltd.                                                      81,520  3,089,615       0.1%
    Automotive Axles, Ltd.                                          11,656    127,739       0.0%
    Bajaj Corp., Ltd.                                              393,652  2,410,776       0.0%
    Bajaj Electricals, Ltd.                                        287,101  1,570,387       0.0%
*   Bajaj Hindusthan Sugar, Ltd.                                 2,708,567    700,437       0.0%
    Bajaj Holdings & Investment, Ltd.                              121,535  3,989,729       0.1%
    Balkrishna Industries, Ltd.                                    275,926  6,542,330       0.1%
*   Ballarpur Industries, Ltd.                                   1,005,483    298,264       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Balmer Lawrie & Co., Ltd.                                      453,776 $ 1,669,354       0.0%
    Balrampur Chini Mills, Ltd.                                  1,284,176   3,249,324       0.1%
    Banco Products India, Ltd.                                      29,803     105,622       0.0%
*   Bank of India                                                1,787,393   5,143,767       0.1%
*   Bank Of Maharashtra                                            754,510     425,735       0.0%
    Bannari Amman Sugars, Ltd.                                      14,297     441,768       0.0%
    BASF India, Ltd.                                                85,005   1,726,533       0.0%
    Bata India, Ltd.                                               261,464   2,364,822       0.0%
    BEML, Ltd.                                                     125,426   2,730,097       0.1%
    Berger Paints India, Ltd.                                    2,580,429  10,474,813       0.2%
*   BF Utilities, Ltd.                                              80,023     568,682       0.0%
*   Bharat Financial Inclusion, Ltd.                               367,223   4,588,539       0.1%
    Bharat Forge, Ltd.                                              51,692     913,357       0.0%
    Biocon, Ltd.                                                   543,633   9,382,510       0.2%
    Birla Corp., Ltd.                                              163,576   1,962,882       0.0%
    Bliss Gvs Pharma, Ltd.                                          94,686     249,590       0.0%
    Blue Dart Express, Ltd.                                         33,643   2,570,102       0.0%
    Blue Star, Ltd.                                                261,620   2,820,094       0.1%
    Bodal Chemicals, Ltd.                                          172,573     414,704       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                        737,242     991,786       0.0%
    Brigade Enterprises, Ltd.                                      196,245     746,693       0.0%
    Camlin Fine Sciences, Ltd.                                      14,841      21,263       0.0%
    Can Fin Homes, Ltd.                                             42,798   1,742,227       0.0%
*   Canara Bank                                                    675,656   3,756,972       0.1%
    Capital First, Ltd.                                            134,812   1,594,803       0.0%
    Caplin Point Laboratories, Ltd.                                 63,983     391,412       0.0%
    Carborundum Universal, Ltd.                                    352,966   1,601,002       0.0%
    Castrol India, Ltd.                                            143,098     975,236       0.0%
    CCL Products India, Ltd.                                       398,664   2,103,924       0.0%
    Ceat, Ltd.                                                     201,811   4,860,641       0.1%
    Century Plyboards India, Ltd.                                  552,367   2,222,524       0.0%
    Century Textiles & Industries, Ltd.                            290,073   5,104,668       0.1%
    Cera Sanitaryware, Ltd.                                         12,835     624,206       0.0%
    CESC, Ltd.                                                     705,054  10,361,294       0.2%
*   CG Power and Industrial Solutions, Ltd.                      3,403,119   4,163,547       0.1%
    Chambal Fertilizers and Chemicals, Ltd.                      1,130,592   1,761,772       0.0%
    Chennai Petroleum Corp., Ltd.                                  372,595   2,196,770       0.0%
    Chennai Super Kings Cricket, Ltd.                            1,658,632      10,878       0.0%
    Cholamandalam Investment and Finance Co., Ltd.                 204,067   3,521,578       0.1%
*   Cigniti Technologies, Ltd.                                       1,895       9,507       0.0%
    City Union Bank, Ltd.                                          994,775   2,548,390       0.0%
    Clariant Chemicals India, Ltd.                                  64,107     676,012       0.0%
*   Coffee Day Enterprises, Ltd.                                    17,561      68,243       0.0%
    Coromandel International, Ltd.                                 571,426   3,069,417       0.1%
*   Corp. Bank                                                   1,348,710   1,228,804       0.0%
    Cox & Kings, Ltd.                                              741,911   2,617,872       0.1%
    Credit Analysis & Research, Ltd.                                94,207   2,311,985       0.0%
    CRISIL, Ltd.                                                    86,676   2,642,466       0.1%
*   Crompton Greaves Consumer Electricals, Ltd.                  3,425,286  11,715,861       0.2%
    Cummins India, Ltd.                                                367       5,703       0.0%
    Cyient, Ltd.                                                   395,004   3,376,889       0.1%
    Dalmia Bharat Sugar & Industries, Ltd.                          80,558     221,911       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Dalmia Bharat, Ltd.                                            140,913 $ 4,751,193       0.1%
    DB Corp., Ltd.                                                 109,339     646,244       0.0%
*   DB Realty, Ltd.                                                658,917     481,980       0.0%
*   DCB Bank, Ltd.                                               1,821,734   5,203,896       0.1%
    DCM Shriram, Ltd.                                              283,397   1,559,032       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                242,420   1,009,691       0.0%
    Deepak Nitrite, Ltd.                                            76,000     162,836       0.0%
    Delta Corp., Ltd.                                              915,205   2,293,898       0.0%
*   DEN Networks, Ltd.                                             450,304     668,147       0.0%
*   Dena Bank                                                    1,251,365     862,543       0.0%
    Dewan Housing Finance Corp., Ltd.                            1,079,698   7,182,485       0.1%
    Dhanuka Agritech, Ltd.                                          28,950     406,653       0.0%
*   Dish TV India, Ltd.                                          4,183,291   6,155,374       0.1%
    Dishman Pharmaceuticals & Chemicals, Ltd.                      853,143   4,108,763       0.1%
    DLF, Ltd.                                                      364,025   1,051,154       0.0%
    Dr Lal PathLabs, Ltd.                                            4,929      73,817       0.0%
*   Dynamatic Technologies, Ltd.                                     8,983     376,592       0.0%
    eClerx Services, Ltd.                                          142,822   2,911,595       0.1%
    Edelweiss Financial Services, Ltd.                           2,290,520   5,981,974       0.1%
    EID Parry India, Ltd.                                          594,246   2,776,281       0.1%
    EIH, Ltd.                                                      984,494   2,032,829       0.0%
    Electrosteel Castings, Ltd.                                    607,641     343,579       0.0%
    Elgi Equipments, Ltd.                                          280,158     890,472       0.0%
    Emami, Ltd.                                                     12,892     211,669       0.0%
    Engineers India, Ltd.                                        1,682,930   4,357,549       0.1%
    Entertainment Network India, Ltd.                               66,108     833,902       0.0%
*   Eros International Media, Ltd.                                 222,553     749,610       0.0%
    Escorts, Ltd.                                                  715,425   6,092,682       0.1%
    Essel Propack, Ltd.                                            483,540   1,925,736       0.0%
    Eveready Industries India, Ltd.                                259,833   1,250,975       0.0%
    Exide Industries, Ltd.                                       2,252,320   8,064,491       0.1%
    FAG Bearings India, Ltd.                                        35,472   2,676,757       0.1%
    FDC, Ltd.                                                      466,632   1,439,626       0.0%
    Federal Bank, Ltd.                                           8,408,191  14,100,583       0.2%
*   Federal-Mogul Goetze India, Ltd.                                75,557     705,008       0.0%
    FIEM Industries, Ltd.                                           13,997     221,563       0.0%
    Finolex Cables, Ltd.                                           767,545   6,245,140       0.1%
    Finolex Industries, Ltd.                                       368,384   3,324,422       0.1%
*   Firstsource Solutions, Ltd.                                  1,861,967   1,253,555       0.0%
*   Fortis Healthcare, Ltd.                                        618,638   2,119,611       0.0%
*   Future Consumer, Ltd.                                        2,972,865   1,487,428       0.0%
    Future Enterprises, Ltd.                                       983,154     481,136       0.0%
*   Future Retail Ltd.                                             983,154   4,757,239       0.1%
    Gabriel India, Ltd.                                            509,096     977,289       0.0%
    Garware Wall Ropes, Ltd.                                         7,584      88,697       0.0%
    Gateway Distriparks, Ltd.                                      659,108   2,736,058       0.1%
    Gati, Ltd.                                                     273,618     575,528       0.0%
    Gayatri Projects, Ltd.                                         130,809     319,179       0.0%
*   GE Power India, Ltd.                                           180,403   1,863,899       0.0%
    GE T&D India, Ltd.                                             130,959     698,823       0.0%
    Genus Power Infrastructures, Ltd.                               38,419      23,555       0.0%
    GHCL, Ltd.                                                     283,360   1,146,545       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
INDIA -- (Continued)
    GIC Housing Finance, Ltd.                                        77,845 $  606,263       0.0%
    Gillette India, Ltd.                                             17,155  1,150,247       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                           746     59,453       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.                             2,899    112,566       0.0%
*   GMR Infrastructure, Ltd.                                     15,924,296  4,268,699       0.1%
    GOCL Corp., Ltd.                                                 76,450    491,245       0.0%
    Godfrey Phillips India, Ltd.                                     63,011  1,158,343       0.0%
    Godrej Industries, Ltd.                                         422,968  3,504,859       0.1%
*   Godrej Properties, Ltd.                                         530,157  3,840,588       0.1%
    Granules India, Ltd.                                            680,083  1,608,688       0.0%
    Graphite India, Ltd.                                            397,865    766,769       0.0%
    Great Eastern Shipping Co., Ltd. (The)                          537,661  3,672,130       0.1%
    Greaves Cotton, Ltd.                                            738,365  1,986,067       0.0%
    Greenply Industries, Ltd.                                        69,197    301,244       0.0%
    Grindwell Norton, Ltd.                                           53,021    318,317       0.0%
    Gruh Finance, Ltd.                                              598,718  3,712,783       0.1%
    Gujarat Alkalies & Chemicals, Ltd.                              194,312  1,412,686       0.0%
*   Gujarat Ambuja Exports, Ltd.                                     36,931     75,488       0.0%
    Gujarat Fluorochemicals, Ltd.                                   224,424  2,692,888       0.1%
    Gujarat Gas, Ltd.                                               319,983  4,193,811       0.1%
    Gujarat Industries Power Co., Ltd.                              137,931    232,500       0.0%
    Gujarat Mineral Development Corp., Ltd.                         803,287  1,554,587       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.            266,808  1,250,237       0.0%
    Gujarat Pipavav Port, Ltd.                                    1,038,829  2,583,187       0.1%
    Gujarat State Fertilizers & Chemicals, Ltd.                     969,096  1,941,886       0.0%
    Gujarat State Petronet, Ltd.                                  1,518,170  4,270,613       0.1%
    Gulf Oil Lubricants India, Ltd.                                  81,055    961,099       0.0%
*   GVK Power & Infrastructure, Ltd.                              5,289,365    513,271       0.0%
*   Hathway Cable & Datacom, Ltd.                                 2,072,655  1,403,581       0.0%
    Hatsun Agro Products, Ltd.                                        8,866     85,153       0.0%
*   HCL Infosystems, Ltd.                                           602,621    531,504       0.0%
    HCL Technologies, Ltd.                                           23,034    292,142       0.0%
*   HEG, Ltd.                                                        36,273    176,165       0.0%
*   HeidelbergCement India, Ltd.                                    632,326  1,347,149       0.0%
    Heritage Foods, Ltd.                                             15,362    285,196       0.0%
    Hexaware Technologies, Ltd.                                   1,401,864  5,033,308       0.1%
    Hikal, Ltd.                                                     115,702    381,334       0.0%
*   Himachal Futuristic Communications, Ltd.                      4,767,799  1,140,570       0.0%
    Himadri Speciality Chemical, Ltd.                               286,568    249,271       0.0%
    Himatsingka Seide, Ltd.                                         239,389  1,261,288       0.0%
    Hinduja Global Solutions, Ltd.                                   17,423    150,333       0.0%
    Hinduja Ventures, Ltd.                                           27,826    216,781       0.0%
*   Hindustan Construction Co., Ltd.                              3,553,749  2,573,896       0.1%
    Hindustan Media Ventures, Ltd.                                   22,234    100,130       0.0%
    Honda SIEL Power Products, Ltd.                                   2,618     59,589       0.0%
    Honeywell Automation India, Ltd.                                 13,522  2,303,257       0.0%
*   Housing Development & Infrastructure, Ltd.                    3,064,118  4,317,159       0.1%
    HSIL, Ltd.                                                      238,038  1,254,570       0.0%
    HT Media, Ltd.                                                  550,399    702,642       0.0%
    Huhtamaki PPL, Ltd.                                             126,615    539,432       0.0%
    ICRA, Ltd.                                                        2,834    185,077       0.0%
*   IDBI Bank, Ltd.                                               4,310,788  5,222,228       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
*   IFB Industries, Ltd.                                             36,259 $   371,176       0.0%
*   IFCI, Ltd.                                                    5,221,683   2,573,321       0.1%
    Igarashi Motors India, Ltd.                                      11,050     138,821       0.0%
    IIFL Holdings, Ltd.                                           1,532,495  11,384,136       0.2%
    IL&FS Transportation Networks, Ltd.                             807,052   1,432,968       0.0%
    India Cements, Ltd. (The)                                     1,763,985   5,935,109       0.1%
*   Indiabulls Real Estate, Ltd.                                  1,742,204   4,043,535       0.1%
    Indiabulls Ventures, Ltd.                                       143,027     244,716       0.0%
    Indian Bank                                                     742,128   3,678,830       0.1%
    Indian Hotels Co., Ltd.                                       2,977,271   5,935,335       0.1%
    Indian Hume Pipe Co., Ltd.                                       14,706      90,764       0.0%
    Indian Metals & Ferro Alloys, Ltd.                                3,388      30,634       0.0%
*   Indian Overseas Bank                                          2,002,490     897,480       0.0%
    Indo Count Industries, Ltd.                                     397,532   1,274,847       0.0%
    Indoco Remedies, Ltd.                                           292,200   1,031,814       0.0%
    Indraprastha Gas, Ltd.                                          235,051   3,858,195       0.1%
    INEOS Styrolution India, Ltd.                                    23,441     268,023       0.0%
    Ingersoll-Rand India, Ltd.                                       86,228   1,202,570       0.0%
*   Inox Leisure, Ltd.                                              364,062   1,686,483       0.0%
*   Inox Wind, Ltd.                                                 123,201     374,734       0.0%
*   Intellect Design Arena, Ltd.                                    270,440     542,514       0.0%
*   International Paper APPM, Ltd.                                   15,578      87,543       0.0%
*   Ipca Laboratories, Ltd.                                         375,952   3,474,909       0.1%
    IRB Infrastructure Developers, Ltd.                           1,582,858   6,411,536       0.1%
*   ITD Cementation India, Ltd.                                     287,640     848,682       0.0%
    J Kumar Infraprojects, Ltd.                                      28,792     128,774       0.0%
*   Jagran Prakashan, Ltd.                                          805,706   2,451,037       0.0%
    Jai Corp., Ltd.                                                 104,735     147,076       0.0%
    Jain Irrigation Systems, Ltd.                                 3,123,477   5,424,741       0.1%
*   Jaiprakash Associates, Ltd.                                  10,389,053   2,222,677       0.0%
*   Jaiprakash Power Ventures, Ltd.                               7,837,751     589,681       0.0%
    Jammu & Kashmir Bank, Ltd. (The)                              2,109,565   2,649,867       0.1%
    Jamna Auto Industries, Ltd.                                     127,311     473,028       0.0%
*   Jaypee Infratech, Ltd.                                        3,812,775     890,540       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                            232,209   1,194,025       0.0%
    JBF Industries, Ltd.                                            256,841   1,157,997       0.0%
*   Jet Airways India, Ltd.                                         153,849   1,243,086       0.0%
    Jindal Poly Films, Ltd.                                         130,599     920,051       0.0%
    Jindal Saw, Ltd.                                              1,136,957   1,423,118       0.0%
*   Jindal Stainless Hisar, Ltd.                                    170,942     364,273       0.0%
*   Jindal Steel & Power, Ltd.                                    3,202,653   5,659,896       0.1%
*   JITF Infralogistics, Ltd.                                        91,395      97,036       0.0%
    JK Cement, Ltd.                                                 190,349   2,928,591       0.1%
    JK Lakshmi Cement, Ltd.                                         357,229   2,586,452       0.1%
    JK Tyre & Industries, Ltd.                                      617,706   1,593,700       0.0%
    JM Financial, Ltd.                                            2,268,631   4,092,592       0.1%
    Johnson Controls-Hitachi Air Conditioning India, Ltd.            66,126   1,843,967       0.0%
    JSW Energy, Ltd.                                              2,850,755   2,974,987       0.1%
*   JSW Holdings, Ltd.                                               22,564     552,433       0.0%
    Jubilant Foodworks, Ltd.                                        306,433   4,967,659       0.1%
    Jubilant Life Sciences, Ltd.                                    505,015   6,035,663       0.1%
*   Just Dial, Ltd.                                                 283,534   2,213,840       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
INDIA -- (Continued)
    Jyothy Laboratories, Ltd.                                      424,388 $2,624,078       0.1%
    Kajaria Ceramics, Ltd.                                         663,898  6,874,850       0.1%
    Kalpataru Power Transmission, Ltd.                             452,177  2,481,506       0.0%
*   Kalyani Steels, Ltd.                                            86,667    502,425       0.0%
    Kansai Nerolac Paints, Ltd.                                    474,998  2,906,519       0.1%
    Karnataka Bank, Ltd. (The)                                   1,577,699  4,033,195       0.1%
    Karur Vysya Bank, Ltd. (The)                                 2,359,560  4,358,331       0.1%
*   Kaveri Seed Co., Ltd.                                          205,478  1,805,672       0.0%
*   KAYA, Ltd.                                                       6,469     82,469       0.0%
    KCP, Ltd.                                                      160,409    324,559       0.0%
    KEC International, Ltd.                                        766,919  2,622,905       0.1%
    KEI Industries, Ltd.                                            86,756    291,815       0.0%
*   Kesoram Industries, Ltd.                                       211,137    546,174       0.0%
    Kewal Kiran Clothing, Ltd.                                       1,598     43,843       0.0%
    Kirloskar Brothers, Ltd.                                        38,311    168,185       0.0%
    Kirloskar Oil Engines, Ltd.                                    247,750  1,503,369       0.0%
    Kitex Garments, Ltd.                                            61,482    468,001       0.0%
    KNR Constructions, Ltd.                                         51,786    159,830       0.0%
    Kolte-Patil Developers, Ltd.                                    31,126     90,129       0.0%
    KPIT Technologies, Ltd.                                      1,237,641  2,468,140       0.0%
    KPR Mill, Ltd.                                                  59,921    682,748       0.0%
    KRBL, Ltd.                                                     532,161  3,641,586       0.1%
    KSB Pumps, Ltd.                                                 52,540    572,139       0.0%
    Kwality, Ltd.                                                  169,362    397,454       0.0%
    L&T Finance Holdings, Ltd.                                   3,576,203  7,106,857       0.1%
    LA Opala RG, Ltd.                                               41,491    354,590       0.0%
    Lakshmi Machine Works, Ltd.                                     26,586  1,924,719       0.0%
    Lakshmi Vilas Bank, Ltd. (The)                                 578,090  1,677,620       0.0%
*   Lanco Infratech, Ltd.                                        5,107,406    277,913       0.0%
    Linde India, Ltd.                                               20,227    144,296       0.0%
    Magma Fincorp, Ltd.                                             79,915    144,663       0.0%
    Maharashtra Seamless, Ltd.                                     210,955  1,146,553       0.0%
    Mahindra & Mahindra Financial Services, Ltd.                 1,158,004  6,052,358       0.1%
*   Mahindra CIE Automotive, Ltd.                                  198,352    748,505       0.0%
    Mahindra Holidays & Resorts India, Ltd.                        244,745  1,710,966       0.0%
    Mahindra Lifespace Developers, Ltd.(  )                         30,715    211,037       0.0%
    Mahindra Lifespace Developers, Ltd.(6238258)                   122,860    845,798       0.0%
*   Majesco, Ltd.                                                   47,137    262,903       0.0%
    Man Infraconstruction, Ltd.                                    133,203    123,030       0.0%
    Manappuram Finance, Ltd.                                     2,743,178  3,985,235       0.1%
*   Mangalore Refinery & Petrochemicals, Ltd.                    1,709,073  3,547,095       0.1%
    Marksans Pharma, Ltd.                                          747,546    606,640       0.0%
    Max Financial Services, Ltd.                                   402,918  4,122,104       0.1%
*   MAX India, Ltd.                                                960,513  2,358,350       0.0%
*   Max Ventures & Industries, Ltd.                                 22,445     36,519       0.0%
    Mayur Uniquoters, Ltd.                                          30,972    191,094       0.0%
    McLeod Russel India, Ltd.                                      504,587  1,489,393       0.0%
    Meghmani Organics, Ltd.                                        161,551    101,692       0.0%
    Merck, Ltd.                                                     46,217    778,916       0.0%
    Minda Corp., Ltd.                                               36,029     63,095       0.0%
    Minda Industries, Ltd.                                          50,672    379,131       0.0%
    MindTree, Ltd.                                                 789,676  5,961,898       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Mirza International, Ltd.                                       37,315 $    62,056       0.0%
    MOIL, Ltd.                                                      99,057     484,596       0.0%
    Monsanto India, Ltd.                                            47,843   1,912,082       0.0%
    Motilal Oswal Financial Services, Ltd.                         106,737   1,398,444       0.0%
    Mphasis, Ltd.                                                  584,169   4,877,540       0.1%
*   MPS, Ltd.                                                       34,169     360,441       0.0%
    MRF, Ltd.                                                        9,818  10,341,054       0.2%
    Muthoot Finance, Ltd.                                          561,867   3,447,600       0.1%
*   Nagarjuna Fertilizers & Chemicals, Ltd.                        568,337     167,371       0.0%
    Natco Pharma, Ltd.                                             566,543   8,126,763       0.1%
    National Aluminium Co., Ltd.                                 3,303,706   3,535,001       0.1%
    Nava Bharat Ventures, Ltd.                                     181,310     420,609       0.0%
    Navin Fluorine International, Ltd.                               7,736     377,171       0.0%
*   Navkar Corp., Ltd.                                               3,995      13,049       0.0%
    Navneet Education, Ltd.                                        722,037   1,890,197       0.0%
    NCC, Ltd.                                                    3,716,431   5,518,069       0.1%
    Nectar Lifesciences, Ltd.                                      229,932     134,449       0.0%
    NESCO, Ltd.                                                     41,255   1,628,116       0.0%
*   Network 18 Media & Investments, Ltd.                           315,927     243,138       0.0%
    Neuland Laboratories, Ltd.                                       8,093     176,251       0.0%
    NIIT Technologies, Ltd.                                        345,231   2,463,521       0.0%
*   NIIT, Ltd.                                                     689,214     856,875       0.0%
    Nilkamal, Ltd.                                                  54,805   1,865,019       0.0%
    NOCIL, Ltd.                                                    285,328     469,188       0.0%
    Oberoi Realty, Ltd.                                            604,036   3,724,220       0.1%
    OCL India, Ltd.                                                 73,065   1,154,562       0.0%
    Omaxe, Ltd.                                                    427,081   1,280,704       0.0%
    OnMobile Global, Ltd.                                          209,843     273,965       0.0%
    Orient Cement Ltd.                                             378,234     993,874       0.0%
    Orient Paper & Industries, Ltd.                                113,249     152,794       0.0%
    Orient Refractories, Ltd.                                       31,620      66,925       0.0%
    Oriental Bank of Commerce                                      588,747   1,548,423       0.0%
    Orissa Minerals Development Co., Ltd.                                1          33       0.0%
    Page Industries, Ltd.                                           32,419   7,285,287       0.1%
*   Parsvnath Developers, Ltd.                                     193,900      49,112       0.0%
    PC Jeweller, Ltd.                                              461,635   3,026,877       0.1%
    Persistent Systems, Ltd.                                       271,838   2,479,966       0.0%
    Pfizer, Ltd.                                                    89,525   2,408,006       0.0%
    Phillips Carbon Black, Ltd.                                     31,199     207,130       0.0%
    Phoenix Mills, Ltd. (The)                                      329,638   2,116,850       0.0%
    PI Industries, Ltd.                                            437,024   5,900,392       0.1%
*   Polaris Consulting & Services, Ltd.                             46,043     145,876       0.0%
    Poly Medicure, Ltd.                                             19,098      82,422       0.0%
    Praj Industries, Ltd.                                          612,609     823,290       0.0%
    Prestige Estates Projects, Ltd.                                628,433   2,304,866       0.0%
*   Prism Cement, Ltd.                                             645,641   1,219,880       0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                       192      21,955       0.0%
    PTC India Financial Services, Ltd.                           1,650,202   1,188,181       0.0%
    PTC India, Ltd.                                              2,016,402   2,980,603       0.1%
    Puravankara, Ltd.                                              389,976     403,226       0.0%
    PVR, Ltd.                                                      164,101   4,116,551       0.1%
    Radico Khaitan, Ltd.                                           378,681     721,065       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    Rain Industries, Ltd.                                        1,039,970 $ 1,819,215       0.0%
    Rajesh Exports, Ltd.                                           234,473   2,241,440       0.0%
    Rallis India, Ltd.                                             554,338   2,087,035       0.0%
    Ramco Cements, Ltd. (The)                                      573,076   6,136,829       0.1%
    Ramco Industries, Ltd.                                         115,344     397,389       0.0%
*   Ramco Systems, Ltd.                                             28,350     177,911       0.0%
    Ramkrishna Forgings, Ltd.                                       14,045     110,174       0.0%
    Rashtriya Chemicals & Fertilizers, Ltd.                        274,978     359,960       0.0%
    Ratnamani Metals & Tubes, Ltd.                                  50,813     637,626       0.0%
*   RattanIndia Power, Ltd.                                      2,705,170     363,451       0.0%
    Raymond, Ltd.                                                  247,409   2,857,802       0.1%
    Redington India, Ltd.                                        1,703,133   3,309,252       0.1%
    Relaxo Footwears, Ltd.                                         101,848     784,917       0.0%
    Reliance Capital, Ltd.                                         983,665  10,153,186       0.2%
*   Reliance Communications, Ltd.                                4,294,802   2,294,910       0.0%
*   Reliance Defence and Engineering, Ltd.                         855,404     866,030       0.0%
    Reliance Infrastructure, Ltd.                                1,046,499   9,673,764       0.2%
*   Reliance Power, Ltd.                                         5,658,237   4,297,271       0.1%
    Repco Home Finance, Ltd.                                       126,392   1,511,481       0.0%
*   Rolta India, Ltd.                                              607,957     572,601       0.0%
*   Ruchi Soya Industries, Ltd.                                    838,664     330,504       0.0%
    Rural Electrification Corp., Ltd.                              216,224     678,984       0.0%
    Sadbhav Engineering, Ltd.                                      381,700   1,982,597       0.0%
    Sangam India, Ltd.                                              15,684      74,573       0.0%
    Sanghvi Movers, Ltd.                                            32,366     132,875       0.0%
    Sanofi India, Ltd.                                              37,717   2,457,516       0.0%
    SH Kelkar & Co., Ltd.                                           20,104     101,281       0.0%
    Sharda Cropchem, Ltd.                                           56,458     437,590       0.0%
    Shemaroo Entertainment, Ltd.                                    14,731      91,515       0.0%
    Shilpa Medicare, Ltd.                                           55,882     623,727       0.0%
    Shilpi Cable Technologies, Ltd.                                134,640     250,030       0.0%
*   Shipping Corp. of India, Ltd.                                  975,179   1,223,129       0.0%
    Shoppers Stop, Ltd.                                             49,648     278,343       0.0%
    Shriram City Union Finance, Ltd.                                23,293     804,170       0.0%
*   Shriram EPC Ltd.                                                 8,140       3,448       0.0%
*   Shyam Century Ferrous, Ltd.                                    137,796      16,969       0.0%
*   Sical Logistics, Ltd.                                           28,973     115,461       0.0%
    Simplex Infrastructures, Ltd.                                  101,949     641,399       0.0%
    Sintex Industries, Ltd.                                      3,697,541   6,517,183       0.1%
*   SITI Networks, Ltd.                                          1,572,632     861,752       0.0%
    Siyaram Silk Mills, Ltd.                                         1,042      27,225       0.0%
    SJVN, Ltd.                                                   3,015,613   1,638,237       0.0%
    SKF India, Ltd.                                                128,777   3,402,483       0.1%
    Skipper, Ltd.                                                   44,292     131,562       0.0%
    SML ISUZU, Ltd.                                                 42,899     883,526       0.0%
    Sobha, Ltd.                                                    382,591   2,204,686       0.0%
    Solar Industries India, Ltd.                                   137,314   1,714,315       0.0%
    Somany Ceramics, Ltd.                                           11,174     128,792       0.0%
    Sona Koyo Steering Systems, Ltd.                               458,162     586,065       0.0%
    Sonata Software, Ltd.                                          341,739     898,839       0.0%
    South Indian Bank, Ltd. (The)                                6,588,178   2,633,265       0.1%
    SREI Infrastructure Finance, Ltd.                            1,205,273   1,704,444       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
    SRF, Ltd.                                                       159,230 $ 4,392,341       0.1%
*   Star Ferro and Cement, Ltd.                                     137,796     300,418       0.0%
    State Bank of India                                             640,412   2,877,579       0.1%
*   Steel Authority of India, Ltd.                                1,324,841   1,242,314       0.0%
    Sterlite Technologies, Ltd.                                   1,319,184   3,000,127       0.1%
    Strides Shasun, Ltd.                                            353,724   5,907,999       0.1%
    Subros, Ltd.                                                     22,174      79,232       0.0%
    Sudarshan Chemical Industries, Ltd.                              59,904     341,195       0.0%
    Sun TV Network, Ltd.                                            549,097   7,853,938       0.1%
    Sundaram Finance, Ltd.                                           56,821   1,412,873       0.0%
    Sundaram-Clayton, Ltd.                                            4,055     272,272       0.0%
    Sundram Fasteners, Ltd.                                         636,974   3,970,754       0.1%
    Sunteck Realty, Ltd.                                             12,641      88,014       0.0%
    Suprajit Engineering, Ltd.                                      118,535     432,973       0.0%
    Supreme Industries, Ltd.                                        309,088   5,196,041       0.1%
    Supreme Petrochem, Ltd.                                         128,092     785,551       0.0%
    Suven Life Sciences, Ltd.                                        90,466     253,754       0.0%
*   Suzlon Energy, Ltd.                                          15,310,443   4,902,288       0.1%
    Swaraj Engines, Ltd.                                             16,802     471,631       0.0%
    Symphony, Ltd.                                                   47,192   1,051,687       0.0%
*   Syndicate Bank                                                1,354,916   1,743,435       0.0%
    Syngene International, Ltd.                                      40,989     331,173       0.0%
    TAKE Solutions, Ltd.                                            380,390     786,872       0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                             173,348     797,684       0.0%
    Tata Chemicals, Ltd.                                            600,945   6,126,698       0.1%
    Tata Communications, Ltd.                                       692,179   7,758,352       0.1%
    Tata Elxsi, Ltd.                                                 78,826   1,854,604       0.0%
    Tata Global Beverages, Ltd.                                   3,071,328   7,298,528       0.1%
    Tata Metaliks, Ltd.                                              12,319     131,033       0.0%
    Tata Power Co., Ltd. (The)                                      859,450   1,132,362       0.0%
    Tata Sponge Iron, Ltd.                                           33,375     427,727       0.0%
*   Tata Teleservices Maharashtra, Ltd.                           4,512,759     579,058       0.0%
    TCI Express, Ltd.                                               123,000     892,029       0.0%
    Techno Electric & Engineering Co., Ltd.                         261,424   1,606,643       0.0%
    Texmaco Rail & Engineering, Ltd.                                364,781     563,219       0.0%
    Thermax, Ltd.                                                   298,807   4,687,643       0.1%
    Thomas Cook India, Ltd.                                          86,261     273,622       0.0%
    Tide Water Oil Co India, Ltd.                                     3,750     354,284       0.0%
    Time Technoplast, Ltd.                                          519,576     919,515       0.0%
    Timken India, Ltd.                                              186,212   2,091,865       0.0%
    Titagarh Wagons, Ltd.                                           471,257     935,068       0.0%
    Torrent Pharmaceuticals, Ltd.                                     3,389      74,429       0.0%
    Torrent Power, Ltd.                                           1,124,547   3,968,001       0.1%
    Transport Corp. of India, Ltd.                                  245,999     927,272       0.0%
    Trent, Ltd.                                                     449,150   1,763,994       0.0%
    Trident, Ltd.                                                   162,117     211,174       0.0%
*   Triveni Engineering & Industries, Ltd.                          320,799     471,232       0.0%
    Triveni Turbine, Ltd.                                           493,737   1,055,603       0.0%
    TTK Prestige, Ltd.                                               36,891   3,581,987       0.1%
    Tube Investments of India, Ltd.                                 521,048   5,460,994       0.1%
*   TV18 Broadcast, Ltd.                                          4,850,693   3,152,686       0.1%
    TVS Motor Co., Ltd.                                           1,601,124  12,289,647       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDIA -- (Continued)
    TVS Srichakra, Ltd.                                               4,221 $    265,545       0.0%
*   UCO Bank                                                      1,375,491      889,055       0.0%
    Uflex, Ltd.                                                     232,965    1,350,808       0.0%
    UFO Moviez India, Ltd.                                           12,448       89,659       0.0%
    Unichem Laboratories, Ltd.                                      348,803    1,486,280       0.0%
*   Union Bank of India                                           1,441,517    3,843,311       0.1%
*   Unitech, Ltd.                                                12,950,453    1,146,038       0.0%
    United Breweries, Ltd.                                           18,324      218,994       0.0%
    UPL, Ltd.                                                       206,926    2,594,404       0.1%
    V-Guard Industries, Ltd.                                      1,371,902    4,062,161       0.1%
    V-Mart Retail, Ltd.                                              18,128      264,263       0.0%
    VA Tech Wabag, Ltd.                                             268,108    2,802,645       0.1%
    Vakrangee, Ltd.                                                 933,077    4,957,517       0.1%
    Vardhman Textiles, Ltd.                                         155,477    3,140,487       0.1%
    Venky's India, Ltd.                                               2,459       47,716       0.0%
    Vesuvius India, Ltd.                                              2,399       45,966       0.0%
*   Videocon Industries, Ltd.                                       981,282    1,582,781       0.0%
*   Vijaya Bank                                                   2,025,328    2,598,678       0.1%
    Vinati Organics, Ltd.                                            35,259      472,237       0.0%
    VIP Industries, Ltd.                                            677,603    2,095,549       0.0%
    Voltas, Ltd.                                                  1,081,133    6,905,401       0.1%
    VRL Logistics, Ltd.                                              55,743      293,167       0.0%
    VST Industries, Ltd.                                             28,145    1,337,617       0.0%
    VST Tillers Tractors, Ltd.                                        4,322      133,937       0.0%
    WABCO India, Ltd.                                                26,081    2,428,782       0.0%
    Welspun Corp., Ltd.                                             803,609    1,031,765       0.0%
*   Welspun Enterprises, Ltd.                                       411,154      599,310       0.0%
    Welspun India, Ltd.                                           2,324,751    3,459,362       0.1%
    West Coast Paper Mills, Ltd.                                     68,653      214,058       0.0%
    Wheels India, Ltd.                                                1,361       27,696       0.0%
*   Whirlpool of India, Ltd.                                         69,139    1,303,062       0.0%
    Wockhardt, Ltd.                                                 192,217    2,144,703       0.0%
    Wonderla Holidays, Ltd.                                          27,759      168,335       0.0%
    Zee Media Corp., Ltd.                                           318,054      187,827       0.0%
    Zensar Technologies, Ltd.                                       121,941    1,637,474       0.0%
*   Zuari Agro Chemicals, Ltd.                                       16,783      108,859       0.0%
    Zydus Wellness, Ltd.                                            108,723    1,469,350       0.0%
                                                                            ------------      ----
TOTAL INDIA                                                                  984,243,634      15.1%
                                                                            ------------      ----
INDONESIA -- (3.0%)
    Ace Hardware Indonesia Tbk PT                                55,652,000    3,904,545       0.1%
    Acset Indonusa Tbk PT                                            65,000       15,898       0.0%
    Adhi Karya Persero Tbk PT                                    17,489,988    2,960,262       0.1%
*   Agung Podomoro Land Tbk PT                                   64,965,800    1,022,641       0.0%
    AKR Corporindo Tbk PT                                         9,517,400    4,831,419       0.1%
*   Alam Sutera Realty Tbk PT                                    96,434,500    2,511,678       0.1%
*   Aneka Tambang Persero Tbk PT                                 89,605,538    4,667,530       0.1%
    Arwana Citramulia Tbk PT                                     29,196,500    1,192,897       0.0%
    Asahimas Flat Glass Tbk PT                                      983,000      499,271       0.0%
    Astra Agro Lestari Tbk PT                                     1,128,200    1,217,979       0.0%
    Astra Graphia Tbk PT                                          2,211,000      314,545       0.0%
*   Asuransi Kresna Mitra Tbk PT                                  2,280,500      101,777       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
INDONESIA -- (Continued)
*   Bakrie and Brothers Tbk PT                                   168,801,300 $   633,211       0.0%
*   Bakrie Telecom Tbk PT                                         74,325,398     278,811       0.0%
*   Bank Artha Graha Internasional Tbk PT                          6,018,100      42,909       0.0%
    Bank Bukopin Tbk                                              38,329,766   1,809,772       0.0%
    Bank Maybank Indonesia Tbk PT                                  4,652,500     118,643       0.0%
*   Bank Pan Indonesia Tbk PT                                     24,277,700   1,665,217       0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          26,803,700   4,035,221       0.1%
    Bank Pembangunan Daerah Jawa Timur Tbk PT                     29,068,900   1,491,728       0.0%
*   Bank Permata Tbk PT                                           22,989,400   1,197,078       0.0%
    Bank Tabungan Negara Persero Tbk PT                           44,537,349   7,668,099       0.1%
    Bank Tabungan Pensiunan Nasional Tbk PT                          149,700      29,313       0.0%
*   Barito Pacific Tbk PT                                         16,170,100   3,818,994       0.1%
    Bekasi Fajar Industrial Estate Tbk PT                         47,637,500   1,056,122       0.0%
*   Benakat Integra Tbk PT                                       133,672,100   1,081,753       0.0%
*   Berau Coal Energy Tbk PT                                      40,089,600      46,243       0.0%
    BISI International Tbk PT                                     15,932,400   2,219,037       0.0%
    Blue Bird Tbk PT                                               1,782,000     523,753       0.0%
*   Bumi Resources Tbk PT                                         70,558,100   2,368,637       0.1%
*   Bumi Teknokultura Unggul Tbk PT                                5,802,100     421,341       0.0%
    Catur Sentosa Adiprana Tbk PT                                  2,970,000     103,342       0.0%
    Ciputra Development Tbk PT                                   107,412,620  10,300,966       0.2%
*   Citra Marga Nusaphala Persada Tbk PT                          18,383,402   1,930,128       0.0%
*   Clipan Finance Indonesia Tbk PT                                1,482,000      33,323       0.0%
*   Darma Henwa Tbk PT                                             4,923,400      24,024       0.0%
*   Delta Dunia Makmur Tbk PT                                     28,612,400   2,361,300       0.1%
    Dharma Satya Nusantara Tbk PT                                  2,071,600      85,516       0.0%
*   Eagle High Plantations Tbk PT                                 92,719,900   2,180,161       0.0%
    Elnusa Tbk PT                                                 35,029,800     991,181       0.0%
*   Energi Mega Persada Tbk PT                                    95,803,500     359,339       0.0%
    Erajaya Swasembada Tbk PT                                     10,697,000     585,408       0.0%
*   Eureka Prima Jakarta Tbk PT                                   15,407,200     114,401       0.0%
*   Ever Shine Textile Tbk PT                                      3,654,640      25,774       0.0%
    Fajar Surya Wisesa Tbk PT                                        808,400     277,015       0.0%
*   Gajah Tunggal Tbk PT                                          13,735,800   1,065,455       0.0%
*   Garuda Indonesia Persero Tbk PT                               38,162,349   1,052,827       0.0%
    Global Mediacom Tbk PT                                        47,256,600   1,894,278       0.0%
*   Hanson International Tbk PT                                  319,301,200   3,324,489       0.1%
*   Harum Energy Tbk PT                                            7,544,900   1,452,953       0.0%
    Hexindo Adiperkasa Tbk PT                                        508,500     167,798       0.0%
    Holcim Indonesia Tbk PT                                        6,836,200     461,426       0.0%
    Impack Pratama Industri Tbk PT                                   169,800      12,166       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                          22,194,700   3,459,339       0.1%
*   Indika Energy Tbk PT                                          11,849,600     799,390       0.0%
    Indo Tambangraya Megah Tbk PT                                  3,117,200   4,469,480       0.1%
    Indomobil Sukses Internasional Tbk PT                             33,000       2,841       0.0%
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT                  15,142,700     635,164       0.0%
*   Inovisi Infracom Tbk PT                                        1,806,467       2,973       0.0%
    Intiland Development Tbk PT                                   62,669,232   2,067,232       0.0%
    Japfa Comfeed Indonesia Tbk PT                                41,464,200   4,554,854       0.1%
    Jaya Real Property Tbk PT                                     10,131,400     684,087       0.0%
*   Kawasan Industri Jababeka Tbk PT                             159,789,579   3,950,488       0.1%
    KMI Wire & Cable Tbk PT                                        7,261,600     337,342       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ----------- ---------- ---------------
INDONESIA -- (Continued)
*   Krakatau Steel Persero Tbk PT                                 31,947,002 $1,387,851       0.0%
*   Kresna Graha Investama Tbk PT                                 34,839,100  1,113,310       0.0%
    Link Net Tbk PT                                                4,419,500  1,789,237       0.0%
*   Lippo Cikarang Tbk PT                                          4,184,900  1,404,036       0.0%
    Lippo Karawaci Tbk PT                                        109,595,500  6,491,188       0.1%
*   Malindo Feedmill Tbk PT                                        7,226,400    661,140       0.0%
    Matahari Putra Prima Tbk PT                                    9,960,328    705,621       0.0%
*   Medco Energi Internasional Tbk PT                             12,921,500  2,895,614       0.1%
    Media Nusantara Citra Tbk PT                                  20,346,900  2,783,118       0.1%
*   Mega Manunggal Property Tbk PT                                 1,096,800     47,748       0.0%
*   Mitra Adiperkasa Tbk PT                                        7,565,100  3,586,095       0.1%
    Mitra Pinasthika Mustika Tbk PT                                4,326,800    292,121       0.0%
*   MNC Investama Tbk PT                                         185,386,600  1,670,377       0.0%
    MNC Land Tbk PT                                                  527,100     53,784       0.0%
*   MNC Sky Vision Tbk PT                                          1,540,200    117,705       0.0%
*   Modernland Realty Tbk PT                                      80,350,600  1,697,950       0.0%
*   Multipolar Tbk PT                                             62,638,500  1,492,755       0.0%
*   Multistrada Arah Sarana Tbk PT                                 6,288,800    109,576       0.0%
    Nippon Indosari Corpindo Tbk PT                               17,696,100  2,175,340       0.0%
*   Nirvana Development Tbk PT                                    16,367,300     96,951       0.0%
*   Nusantara Infrastructure Tbk PT                              116,443,000  1,151,894       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                               1,245,900    118,974       0.0%
*   Pacific Strategic Financial Tbk PT                             7,429,000    199,323       0.0%
    Pakuwon Jati Tbk PT                                           10,159,300    475,064       0.0%
    Pan Brothers Tbk PT                                           24,590,100  1,096,826       0.0%
*   Panin Financial Tbk PT                                       153,147,500  2,685,287       0.1%
    Panin Sekuritas Tbk PT                                            31,500      8,285       0.0%
*   Paninvest Tbk PT                                               8,124,500    518,598       0.0%
    Pembangunan Perumahan Persero Tbk PT                          22,994,014  5,482,032       0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT         30,597,800  3,198,589       0.1%
    PP Properti Tbk PT                                            41,548,000    821,854       0.0%
    Ramayana Lestari Sentosa Tbk PT                               33,963,500  3,245,515       0.1%
    Resource Alam Indonesia Tbk PT                                 2,456,000     79,650       0.0%
    Salim Ivomas Pratama Tbk PT                                   33,084,000  1,573,168       0.0%
    Samindo Resources Tbk PT                                         932,850     59,408       0.0%
    Sampoerna Agro PT                                              6,143,100    977,066       0.0%
    Sawit Sumbermas Sarana Tbk PT                                 18,096,900  2,374,539       0.1%
*   Sekawan Intipratama Tbk PT                                     9,367,900     12,651       0.0%
    Selamat Sempurna Tbk PT                                       22,056,800  2,017,448       0.0%
    Semen Baturaja Persero Tbk PT                                 25,488,700  6,739,797       0.1%
*   Sentul City Tbk PT                                           240,932,600  1,589,805       0.0%
*   Siloam International Hospitals Tbk PT                          3,033,900  3,115,926       0.1%
*   Sinar Mas Agro Resources & Technology Tbk PT                   1,037,460    319,118       0.0%
    Sri Rejeki Isman Tbk PT                                       76,048,731  1,721,792       0.0%
    Steel Pipe Industry of Indonesia PT                            5,809,800    102,843       0.0%
*   Sugih Energy Tbk PT                                          162,320,200    608,899       0.0%
    Sumber Alfaria Trijaya Tbk PT                                    293,400     12,562       0.0%
    Summarecon Agung Tbk PT                                       51,944,564  5,287,120       0.1%
    Surya Semesta Internusa Tbk PT                                37,147,100  2,032,404       0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                     5,334,000  5,057,740       0.1%
    Tempo Scan Pacific Tbk PT                                      1,314,400    203,662       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDONESIA -- (Continued)
*   Tiga Pilar Sejahtera Food Tbk                                19,445,200 $  3,226,103       0.1%
    Timah Persero Tbk PT                                         28,767,614    2,036,233       0.0%
    Tiphone Mobile Indonesia Tbk PT                              20,750,400    1,602,109       0.0%
    Total Bangun Persada Tbk PT                                  14,983,200      888,207       0.0%
    Tower Bersama Infrastructure Tbk PT                           3,959,300    1,737,016       0.0%
*   Trada Maritime Tbk PT                                        35,459,800      287,224       0.0%
    Trias Sentosa Tbk PT                                         34,049,500      792,226       0.0%
*   Truba Alam Manunggal Engineering PT                          21,316,500       23,989       0.0%
    Tunas Baru Lampung Tbk PT                                    17,163,300    1,632,853       0.0%
    Tunas Ridean Tbk PT                                          12,965,700    1,288,876       0.0%
*   Ultrajaya Milk Industry & Trading Co. Tbk PT                  3,657,400    1,152,944       0.0%
*   Unggul Indah Cahaya Tbk PT                                       48,239       11,422       0.0%
*   Vale Indonesia Tbk PT                                        17,738,100    2,946,421       0.1%
*   Visi Media Asia Tbk PT                                       55,056,100    1,641,861       0.0%
    Waskita Karya Persero Tbk PT                                  2,000,900      358,256       0.0%
    Wijaya Karya Beton Tbk PT                                    18,249,900    1,012,924       0.0%
    Wijaya Karya Persero Tbk PT                                  27,871,707    4,944,284       0.1%
*   XL Axiata Tbk PT                                              4,586,600    1,102,958       0.0%
                                                                            ------------       ---
TOTAL INDONESIA                                                              213,658,046       3.3%
                                                                            ------------       ---
MALAYSIA -- (3.7%)
#   7-Eleven Malaysia Holdings Bhd Class B                        1,197,000      440,900       0.0%
#   Aeon Co. M Bhd                                                4,094,700    2,340,461       0.1%
#   Aeon Credit Service M Bhd                                       238,600      897,454       0.0%
    Affin Holdings Bhd                                            1,512,020    1,020,376       0.0%
    AirAsia Bhd                                                   6,572,400    5,069,313       0.1%
#*  AirAsia X Bhd                                                12,904,600    1,336,308       0.0%
    Ajinomoto Malaysia Bhd                                           18,700       77,570       0.0%
*   Alam Maritim Resources Bhd                                    3,698,500      255,292       0.0%
    Alliance Financial Group Bhd                                  1,911,100    1,816,879       0.0%
    Allianz Malaysia Bhd                                             72,200      191,018       0.0%
    Amway Malaysia Holdings Bhd                                     347,600      615,061       0.0%
#   Ann Joo Resources Bhd                                           787,050      536,253       0.0%
    APM Automotive Holdings Bhd                                     256,900      225,873       0.0%
*   Barakah Offshore Petroleum Bhd                                1,884,200      271,142       0.0%
    Batu Kawan Bhd                                                    2,900       12,682       0.0%
    Benalec Holdings Bhd                                          3,667,000      447,345       0.0%
*   Berjaya Assets BHD                                              848,300      201,277       0.0%
#*  Berjaya Corp. Bhd                                            26,842,727    2,161,789       0.1%
    Berjaya Food Bhd                                                192,000       76,938       0.0%
*   Berjaya Land Bhd                                              3,734,000      456,137       0.0%
#   Berjaya Sports Toto Bhd                                       3,165,867    2,048,948       0.0%
#   Bermaz Auto Bhd                                               4,358,800    2,157,932       0.0%
    BIMB Holdings Bhd                                             1,352,108    1,364,515       0.0%
    Bintulu Port Holdings Bhd                                        25,900       36,948       0.0%
    Bonia Corp. Bhd                                               1,427,000      213,440       0.0%
#*  Borneo Oil Bhd                                                4,448,000      189,648       0.0%
#   Boustead Holdings Bhd                                         2,439,728    1,471,570       0.0%
#   Boustead Plantations Bhd                                      1,309,000      494,464       0.0%
#*  Bumi Armada Bhd                                              14,468,800    2,628,369       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
MALAYSIA -- (Continued)
#   Bursa Malaysia Bhd                                           3,763,000 $8,894,415       0.2%
#   Cahya Mata Sarawak Bhd                                       3,362,500  3,520,029       0.1%
    Can-One Bhd                                                    435,800    328,187       0.0%
    Carlsberg Brewery Malaysia Bhd Class B                       1,165,700  4,106,958       0.1%
    Carotech Bhd                                                   230,650        213       0.0%
    CB Industrial Product Holding Bhd                            2,940,340  1,394,948       0.0%
    Chin Teck Plantations Bhd                                       33,000     60,151       0.0%
    Coastal Contracts Bhd                                        2,216,066    678,161       0.0%
    CSC Steel Holdings Bhd                                         555,500    251,974       0.0%
    Cypark Resources Bhd                                         1,070,100    591,146       0.0%
*   D&O Green Technologies Bhd                                     149,900     22,596       0.0%
    Daibochi Plastic & Packaging Industry Bhd                      110,880     63,791       0.0%
#   Datasonic Group Bhd                                          3,340,500    991,710       0.0%
*   Daya Materials Bhd                                           9,701,600    200,122       0.0%
#*  Dayang Enterprise Holdings Bhd                               2,789,596    789,009       0.0%
#*  Destinii Bhd                                                 2,089,900    358,332       0.0%
    DKSH Holdings Malaysia Bhd                                     119,000    135,544       0.0%
#   DRB-Hicom Bhd                                                7,082,100  2,345,756       0.1%
    Dutch Lady Milk Industries Bhd                                 135,500  1,798,421       0.0%
#   Eastern & Oriental Bhd                                       6,742,847  2,950,344       0.1%
*   Eco World Development Group Bhd                              4,279,800  1,497,676       0.0%
    Econpile Holldings Bhd                                       1,246,100    671,306       0.0%
#   Ekovest Bhd                                                  4,029,150  1,318,474       0.0%
#   Evergreen Fibreboard Bhd                                     4,940,850  1,000,906       0.0%
    FAR East Holdings Bhd                                           61,500    127,098       0.0%
#   Felda Global Ventures Holdings Bhd                           7,694,200  3,769,467       0.1%
    Fraser & Neave Holdings Bhd                                      7,600     43,597       0.0%
#   Gadang Holdings Bhd                                          1,935,400    570,756       0.0%
#   Gas Malaysia Bhd                                               767,800    546,339       0.0%
    George Kent Malaysia BHD                                     1,027,300  1,024,089       0.0%
#   Globetronics Technology Bhd                                  1,817,860  2,272,106       0.1%
    Glomac Bhd                                                   2,854,800    463,693       0.0%
    Goldis Bhd                                                     604,277    400,739       0.0%
    GuocoLand Malaysia Bhd                                       1,535,500    456,120       0.0%
    Hai-O Enterprise Bhd                                         1,100,420    964,381       0.0%
#   HAP Seng Consolidated Bhd                                    1,947,640  3,976,918       0.1%
    Hap Seng Plantations Holdings Bhd                            1,488,900    888,025       0.0%
    Hartalega Holdings Bhd                                         162,500    183,273       0.0%
#   Heineken Malaysia Bhd                                          892,700  3,607,076       0.1%
*   Hengyuan Refining Co Bhd                                       252,300    221,269       0.0%
#   HeveaBoard Bhd                                               1,217,600    381,313       0.0%
    Hiap Teck Venture Bhd                                          999,700     72,508       0.0%
*   Hibiscus Petroleum Bhd                                       5,036,300    491,203       0.0%
    Hock Seng LEE BHD                                            1,539,316    603,301       0.0%
#   Hong Leong Industries Bhd                                      707,800  1,647,337       0.0%
    Hovid Bhd                                                    3,670,800    291,602       0.0%
    Hua Yang Bhd                                                 1,953,866    499,401       0.0%
    Hume Industries Bhd                                            281,872    176,014       0.0%
    Hup Seng Industries Bhd                                      1,433,633    393,138       0.0%
    I-Bhd                                                        2,260,900    325,616       0.0%
    IFCA MSC Bhd                                                   203,100     20,554       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
MALAYSIA -- (Continued)
    IJM Plantations Bhd                                           1,665,900 $1,182,128       0.0%
#   Inari Amertron Bhd                                            7,683,730  3,697,634       0.1%
    Inch Kenneth Kajang Rubber P.L.C.                             1,045,300    171,020       0.0%
    Insas Bhd                                                     3,868,181    822,931       0.0%
*   Iris Corp. Bhd                                               12,373,200    583,108       0.0%
*   Iskandar Waterfront City Bhd                                  3,063,100  2,191,502       0.1%
*   JAKS Resources Bhd                                            2,444,200    933,477       0.0%
#   Jaya Tiasa Holdings Bhd                                       2,856,827    769,764       0.0%
#   JCY International Bhd                                         3,967,600    570,941       0.0%
#   Karex Bhd                                                     1,336,549    646,308       0.0%
    Keck Seng Malaysia Bhd                                          847,250    975,709       0.0%
*   Kenanga Investment Bank Bhd                                   1,871,360    271,519       0.0%
    Kerjaya Prospek Group Bhd                                       380,700    265,417       0.0%
    Kian JOO CAN Factory Bhd                                      1,818,380  1,256,420       0.0%
    Kim Loong Resources Bhd                                         308,960    263,517       0.0%
#   Kimlun Corp. Bhd                                                684,174    376,734       0.0%
#*  KNM Group Bhd                                                15,723,580  1,048,177       0.0%
#   Kossan Rubber Industries                                      3,866,500  5,086,393       0.1%
#   KPJ Healthcare Bhd                                            6,076,825  5,876,804       0.1%
    Kretam Holdings Bhd                                           3,815,400    478,888       0.0%
#*  KSL Holdings Bhd                                              4,652,318  1,307,033       0.0%
    Kumpulan Fima Bhd                                               880,850    377,257       0.0%
    Kumpulan Perangsang Selangor Bhd                              1,976,100    678,375       0.0%
*   Kwantas Corp. Bhd                                               365,300    129,593       0.0%
#   Lafarge Malaysia Bhd                                             90,100    131,167       0.0%
    Land & General Bhd                                            5,379,600    322,195       0.0%
*   Landmarks Bhd                                                 1,775,200    337,218       0.0%
#   LBS Bina Group Bhd                                            2,128,500  1,024,410       0.0%
    Lingkaran Trans Kota Holdings Bhd                             1,212,900  1,649,275       0.0%
#   LPI Capital Bhd                                                 235,070    949,626       0.0%
    Magni-Tech Industries Bhd                                       151,100    171,488       0.0%
#   Magnum Bhd                                                    4,584,300  2,217,437       0.1%
#   Mah Sing Group Bhd                                           11,316,987  3,882,824       0.1%
    Malakoff Corp. Bhd                                            4,603,800  1,335,545       0.0%
    Malayan Flour Mills Bhd                                       1,859,650    774,312       0.0%
    Malaysia Building Society Bhd                                 9,938,562  2,998,153       0.1%
#*  Malaysia Marine and Heavy Engineering Holdings Bhd            3,066,000    705,402       0.0%
#*  Malaysian Bulk Carriers Bhd                                   2,893,200    565,665       0.0%
#   Malaysian Pacific Industries Bhd                                782,313  2,157,986       0.1%
*   Malaysian Resources Corp. Bhd                                 7,098,449  2,480,403       0.1%
    Malton Bhd                                                    2,042,600    690,668       0.0%
    Matrix Concepts Holdings Bhd                                  2,150,067  1,282,715       0.0%
#   MBM Resources Bhd                                             1,400,196    826,190       0.0%
    Media Chinese International, Ltd.                             3,771,300    542,169       0.0%
    Media Prima Bhd                                               7,408,203  2,044,777       0.0%
    Mega First Corp. Bhd                                          1,057,900    923,176       0.0%
    Mitrajaya Holdings Bhd                                        2,130,500    657,464       0.0%
*   MK Land Holdings Bhd                                          3,019,200    218,890       0.0%
#   MKH Bhd                                                       1,763,490    990,960       0.0%
    MMC Corp. Bhd                                                 1,425,300    830,609       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
MALAYSIA -- (Continued)
*   MNRB Holdings Bhd                                             1,201,650 $  716,341       0.0%
#*  MPHB Capital Bhd                                              1,394,900    571,389       0.0%
    MSM Malaysia Holdings Bhd                                        12,600     12,891       0.0%
*   Mudajaya Group Bhd                                            2,123,966    586,970       0.0%
    Muhibbah Engineering M Bhd                                    2,689,850  1,790,538       0.0%
#*  Mulpha International Bhd                                     14,808,700    819,885       0.0%
#   My EG Services Bhd                                           17,494,699  8,576,247       0.1%
*   Naim Holdings Bhd                                             1,541,700    554,030       0.0%
    NTPM Holdings Bhd                                               640,000    125,306       0.0%
#   OCK Group Bhd                                                 1,495,900    311,883       0.0%
    Oldtown Bhd                                                   1,929,650  1,189,406       0.0%
    Oriental Holdings Bhd                                           291,400    454,820       0.0%
#   OSK Holdings Bhd                                              5,453,470  1,972,058       0.0%
    Pacific & Orient Bhd                                            205,000     60,905       0.0%
    Padini Holdings Bhd                                           3,211,400  2,367,908       0.1%
    Panasonic Manufacturing Malaysia Bhd                            157,684  1,233,307       0.0%
    Pantech Group Holdings Bhd                                    2,022,130    307,253       0.0%
    Paramount Corp. Bhd                                             508,925    213,338       0.0%
#*  Parkson Holdings Bhd                                          2,949,147    431,251       0.0%
*   Perisai Petroleum Teknologi Bhd                               1,389,400     20,713       0.0%
    PESTECH International Bhd                                     1,215,800    475,919       0.0%
    Petron Malaysia Refining & Marketing Bhd                        189,100    296,178       0.0%
    Pharmaniaga Bhd                                                 709,060    800,023       0.0%
#   Pie Industrial Bhd                                              932,100    508,938       0.0%
#   Pos Malaysia Bhd                                              3,128,200  3,760,123       0.1%
    Power Root Bhd                                                  189,500    106,468       0.0%
#   Press Metal Bhd                                               9,647,560  6,505,345       0.1%
#   Prestariang Bhd                                               1,270,000    686,745       0.0%
    Protasco Bhd                                                  2,491,250    624,977       0.0%
#*  Puncak Niaga Holdings Bhd                                     1,671,020    392,600       0.0%
#   QL Resources Bhd                                              4,086,930  4,473,320       0.1%
#*  Rimbunan Sawit Bhd                                            3,667,900    409,565       0.0%
    Salcon Bhd                                                    4,424,000    666,708       0.0%
    Sam Engineering & Equipment M Bhd                                41,500     59,738       0.0%
    Sarawak Cable Bhd                                               127,600     32,314       0.0%
    Sarawak Oil Palms Bhd                                           852,404    673,385       0.0%
    Scicom MSC Bhd                                                   24,100     13,312       0.0%
#   Scientex Bhd                                                  1,593,924  3,040,026       0.1%
*   Scomi Energy Services Bhd                                        81,700      3,766       0.0%
*   Scomi Group Bhd                                               8,219,000    321,090       0.0%
    SEG International Bhd                                            85,100     23,694       0.0%
    Selangor Dredging Bhd                                         1,118,200    236,101       0.0%
    Selangor Properties Bhd                                         230,200    245,909       0.0%
    Shangri-La Hotels Malaysia Bhd                                  418,700    491,568       0.0%
    SHL Consolidated Bhd                                            246,000    159,805       0.0%
#   SKP Resources Bhd                                             3,383,400  1,004,888       0.0%
    Star Media Group Bhd                                          2,011,100  1,088,511       0.0%
#*  Sumatec Resources Bhd                                         9,919,300    171,270       0.0%
    Sunway Bhd                                                    3,750,291  2,997,904       0.1%
#   Sunway Construction Group Bhd                                 1,197,136    551,265       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
MALAYSIA -- (Continued)
#   Supermax Corp. Bhd                                            4,050,600 $  1,791,114       0.0%
    Suria Capital Holdings Bhd                                      699,800      346,848       0.0%
    Syarikat Takaful Malaysia Bhd                                 2,585,000    2,383,152       0.1%
    Symphony Life Bhd                                               439,187       92,058       0.0%
#   Ta Ann Holdings Bhd                                           1,719,789    1,481,130       0.0%
    TA Enterprise Bhd                                             9,639,300    1,453,411       0.0%
    TA Global Bhd                                                 8,619,940      715,868       0.0%
*   Talam Transform Bhd                                           1,209,500       13,974       0.0%
#   Taliworks Corp. Bhd                                           2,061,750      732,051       0.0%
#   Tambun Indah Land Bhd                                         1,522,400      518,816       0.0%
#   TAN Chong Motor Holdings Bhd                                  1,806,900      782,440       0.0%
    Tasek Corp. Bhd                                                  86,800      268,770       0.0%
#   TDM Bhd                                                       5,620,300      854,111       0.0%
#*  TH Plantations Bhd                                            1,665,860      463,902       0.0%
    Thong Guan Industries Bhd                                        79,400       81,332       0.0%
#   Time dotCom Bhd                                               2,063,588    4,196,867       0.1%
#   Tiong NAM Logistics Holdings                                  1,410,800      590,607       0.0%
    TMC Life Sciences Bhd                                           356,400       74,301       0.0%
#   Top Glove Corp. Bhd                                           5,714,220    6,013,995       0.1%
    Tropicana Corp. Bhd                                           4,335,353      983,266       0.0%
#   TSH Resources Bhd                                             4,162,900    1,708,408       0.0%
#   Tune Protect Group Bhd                                        3,746,900    1,241,634       0.0%
#   Uchi Technologies Bhd                                         1,822,000      780,490       0.0%
#   UEM Edgenta Bhd                                               3,005,500    2,226,650       0.1%
#   UEM Sunrise Bhd                                              10,750,100    3,068,860       0.1%
*   UMW Holdings Bhd                                                726,500    1,036,782       0.0%
#*  UMW Oil & Gas Corp. Bhd                                       5,300,100      829,391       0.0%
    Unisem M Bhd                                                  3,906,890    2,995,425       0.1%
    United Malacca Bhd                                              412,850      587,869       0.0%
    United Plantations Bhd                                          435,200    2,805,329       0.1%
    United U-Li Corp. Bhd                                           613,900      692,476       0.0%
#   UOA Development Bhd                                           4,529,300    2,799,253       0.1%
#*  Uzma Bhd                                                        900,800      381,464       0.0%
    ViTrox Corp. Bhd                                                 13,200       17,576       0.0%
#*  Vivocom International Holdings Bhd                            3,747,600      133,575       0.0%
#   VS Industry Bhd                                               6,036,230    2,780,434       0.1%
#   Wah Seong Corp. Bhd                                           2,427,769      497,615       0.0%
*   WCE Holdings Bhd                                                406,000      142,094       0.0%
#   WCT Holdings Bhd                                              7,211,099    3,703,536       0.1%
#   Wellcall Holdings Bhd                                         1,993,800      978,151       0.0%
    Wing Tai Malaysia Bhd                                         1,065,150      281,828       0.0%
    WTK Holdings BHD                                              2,481,900      568,520       0.0%
#   Yinson Holdings Bhd                                           2,659,600    2,051,709       0.0%
*   YNH Property Bhd                                              3,521,488    1,240,831       0.0%
*   YTL Land & Development Bhd                                    1,028,200      145,709       0.0%
    Zhulian Corp. Bhd                                               585,033      239,591       0.0%
                                                                            ------------       ---
TOTAL MALAYSIA                                                               259,025,484       4.0%
                                                                            ------------       ---
MEXICO -- (2.5%)
#   Alpek S.A.B. de C.V.                                          3,571,730    4,278,430       0.1%
#   Alsea S.A.B. de C.V.                                          5,357,900   19,054,802       0.3%
#*  Axtel S.A.B. de C.V.                                          7,758,264    1,693,814       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
MEXICO -- (Continued)
    Banregio Grupo Financiero S.A.B. de C.V.                     1,983,160 $11,451,083       0.2%
*   Bio Pappel S.A.B. de C.V.                                      420,044     591,066       0.0%
#   Bolsa Mexicana de Valores S.A.B. de C.V.                     4,132,123   7,221,516       0.1%
*   Cia Minera Autlan S.A.B. de C.V. Series B                       95,285      92,778       0.0%
*   CMR S.A.B. de C.V.                                               1,323         584       0.0%
    Consorcio ARA S.A.B. de C.V. Series *                        8,321,820   2,776,113       0.0%
*   Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR          205,047   2,585,643       0.0%
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A    1,727,133   2,188,131       0.0%
*   Corp Interamericana de Entretenimiento S.A.B. de C.V.
      Class B                                                      960,372     826,445       0.0%
    Corp. Actinver S.A.B. de C.V.                                  187,852     129,125       0.0%
#   Corp. Inmobiliaria Vesta S.A.B. de C.V.                      4,516,927   6,353,606       0.1%
    Corp. Moctezuma S.A.B. de C.V. Series *                        861,300   3,019,657       0.1%
    Corporativo Fragua S.A.B. de C.V.                                    3          36       0.0%
    Corporativo GBM S.A.B. de C.V.                                  22,477      16,059       0.0%
#   Credito Real S.A.B. de C.V. SOFOM ER                         1,265,645   1,774,905       0.0%
    Cydsa S.A.B. de C.V.                                             3,875       4,782       0.0%
#*  Desarrolladora Homex S.A.B. de C.V.                            297,848      28,796       0.0%
#*  Elementia S.A.B. de C.V.                                        61,036      83,326       0.0%
#*  Empresas ICA S.A.B. de C.V.                                  3,768,186     334,278       0.0%
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR               62,171      11,526       0.0%
*   Genomma Lab Internacional S.A.B. de C.V. Class B             7,533,299   9,532,048       0.2%
#   Gentera S.A.B. de C.V.                                       7,327,998  12,320,215       0.2%
#*  Grupo Aeromexico S.A.B. de C.V.                              1,770,412   3,531,373       0.1%
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.          1,748,236   9,710,126       0.2%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR                408      41,979       0.0%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                     818,100   3,889,020       0.1%
#   Grupo Comercial Chedraui S.A. de C.V.                        2,709,861   5,598,146       0.1%
    Grupo Elektra S.A.B. de C.V.                                    15,341     515,842       0.0%
#*  Grupo Famsa S.A.B. de C.V. Class A                           2,316,735   1,082,975       0.0%
#   Grupo Financiero Interacciones SA de C.V. Class O              719,973   3,366,713       0.1%
#*  Grupo GICSA S.A. de C.V.                                       252,443     162,527       0.0%
#   Grupo Herdez S.A.B. de C.V. Series *                         1,984,179   4,402,553       0.1%
    Grupo Industrial Maseca S.A.B. de C.V. Class B                 592,181     731,212       0.0%
    Grupo Industrial Saltillo S.A.B. de C.V.                       309,557     622,395       0.0%
    Grupo KUO S.A.B. de C.V. Series B                              758,658   1,567,469       0.0%
#*  Grupo Pochteca S.A.B. de C.V.                                  585,177     223,810       0.0%
*   Grupo Posadas S.A.B. de C.V.                                   198,900     483,904       0.0%
#   Grupo Rotoplas S.A.B. de C.V.                                  104,062     134,602       0.0%
    Grupo Sanborns S.A.B. de C.V.                                  652,912     748,454       0.0%
#*  Grupo Simec S.A.B. de C.V. Series B                          1,433,940   5,331,977       0.1%
*   Grupo Sports World S.A.B. de C.V.                              583,706     531,762       0.0%
#*  Hoteles City Express S.A.B. de C.V.                          1,082,175   1,112,915       0.0%
#   Industrias Bachoco S.A.B. de C.V. Series B                   1,317,606   5,855,482       0.1%
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                 31,292   1,672,557       0.0%
#*  Industrias CH S.A.B. de C.V. Series B                        2,193,173  11,778,318       0.2%
#*  La Comer S.A.B. de C.V.                                      1,524,396   1,194,398       0.0%
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                       201,450      79,295       0.0%
#   Megacable Holdings S.A.B. de C.V.                            1,698,551   6,439,521       0.1%
#*  Minera Frisco S.A.B. de C.V. Class A1                        2,051,866   1,312,305       0.0%
#   Nemak S.A.B. de C.V.                                           670,084     704,780       0.0%
    OHL Mexico S.A.B. de C.V.                                    5,063,875   6,181,477       0.1%
#   Organizacion Cultiba S.A.B. de C.V.                          1,165,725   1,131,342       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
MEXICO -- (Continued)
    Qualitas Controladora S.A.B. de C.V.                           1,314,628 $  2,146,673       0.0%
#   Rassini S.A.B. de C.V.                                           244,837    1,158,034       0.0%
    Rassini S.A.B. De C.V. Class A                                    81,146      187,291       0.0%
#*  Telesites S.A.B. de C.V.                                       3,115,159    1,947,672       0.0%
#   TV Azteca S.A.B. de C.V.                                      11,953,920    2,070,080       0.0%
#   Unifin Financiera S.A.B. de C.V. SOFOM ENR                        49,230      130,415       0.0%
    Vitro S.A.B. de C.V. Series A                                    901,053    3,450,999       0.1%
                                                                             ------------       ---
TOTAL MEXICO                                                                  177,599,157       2.7%
                                                                             ------------       ---
PHILIPPINES -- (1.4%)
    A Soriano Corp.                                                3,430,211      425,483       0.0%
    ACR Mining Corp.                                                  48,205        3,238       0.0%
    Alsons Consolidated Resources, Inc.                            7,605,000      214,580       0.0%
*   Apex Mining Co., Inc.                                            406,000       12,136       0.0%
*   Atlas Consolidated Mining & Development Corp.                  6,148,000      647,153       0.0%
    Belle Corp.                                                   35,642,400    2,927,751       0.1%
*   Bloomberry Resorts Corp.                                      19,580,300    3,528,591       0.1%
    Cebu Air, Inc.                                                 1,699,450    3,673,567       0.1%
    Cebu Holdings, Inc.                                            3,291,900      347,373       0.0%
    Century Pacific Food, Inc.                                     3,689,800    1,218,270       0.0%
    Century Properties Group, Inc.                                26,261,151      257,683       0.0%
    China Banking Corp.                                            1,324,108      935,557       0.0%
    Cirtek Holdings Philippines Corp.                                393,700      185,161       0.0%
    COL Financial Group, Inc.                                        130,900       42,484       0.0%
    Cosco Capital, Inc.                                           13,761,300    2,247,903       0.0%
    D&L Industries, Inc.                                          27,571,400    7,061,937       0.1%
*   DoubleDragon Properties Corp.                                  1,516,600    1,578,896       0.0%
    East West Banking Corp.                                        2,042,600      876,654       0.0%
    EEI Corp.                                                      3,472,100      702,066       0.0%
    Emperador, Inc.                                                3,404,800      435,480       0.0%
*   Empire East Land Holdings, Inc.                               19,893,000      282,648       0.0%
    Energy Development Corp.                                      15,941,700    1,924,520       0.0%
    Filinvest Development Corp.                                    3,314,322      520,784       0.0%
    Filinvest Land, Inc.                                         112,484,577    3,900,967       0.1%
    First Gen Corp.                                               12,022,100    5,172,488       0.1%
    First Philippine Holdings Corp.                                2,378,500    3,451,727       0.1%
*   Global Ferronickel Holdings, Inc.                              7,276,667      371,032       0.0%
    Holcim Philippines, Inc.                                          80,600       24,813       0.0%
    Integrated Micro-Electronics, Inc.                               552,500       85,180       0.0%
    Leisure & Resorts World Corp.                                  3,942,640      332,777       0.0%
*   Lepanto Consolidated Mining Co.                               43,735,455      168,888       0.0%
    Lopez Holdings Corp.                                          21,169,400    3,257,274       0.1%
    Manila Water Co., Inc.                                         9,575,500    6,123,153       0.1%
    Max's Group, Inc.                                                854,900      398,231       0.0%
*   Megawide Construction Corp.                                    3,859,908    1,427,232       0.0%
    Megaworld Corp.                                                3,089,000      251,054       0.0%
*   Melco Crown Philippines Resorts Corp.                         13,328,700    1,964,541       0.0%
    Metro Retail Stores Group, Inc.                                  111,000        8,109       0.0%
    Nickel Asia Corp.                                              5,803,400      725,161       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
PHILIPPINES -- (Continued)
    Pepsi-Cola Products Philippines, Inc.                        10,934,900 $   809,784       0.0%
    Petron Corp.                                                 14,400,300   2,624,908       0.0%
    Philex Mining Corp.                                           2,997,700     530,052       0.0%
    Philippine National Bank                                      2,063,885   2,694,438       0.1%
*   Philippine National Construction Corp.                          173,000       3,182       0.0%
    Philippine Savings Bank                                         356,863     638,696       0.0%
    Philippine Stock Exchange, Inc. (The)                           121,592     584,170       0.0%
    Philweb Corp.                                                 3,351,640     518,356       0.0%
    Phinma Corp.                                                    131,349      29,986       0.0%
    Phinma Energy Corp.                                          13,642,000     586,838       0.0%
    Phoenix Petroleum Philippines, Inc.                           1,288,780     219,249       0.0%
    Premium Leisure Corp.                                        29,750,000     929,098       0.0%
    Puregold Price Club, Inc.                                     4,655,100   3,885,496       0.1%
    RFM Corp.                                                     8,856,668     857,760       0.0%
    Rizal Commercial Banking Corp.                                3,018,480   3,296,213       0.1%
    Robinsons Land Corp.                                          9,702,505   4,985,215       0.1%
    Robinsons Retail Holdings, Inc.                               1,051,440   1,671,217       0.0%
    San Miguel Pure Foods Co., Inc.                                  93,790     563,209       0.0%
    Security Bank Corp.                                           1,150,518   4,908,641       0.1%
*   SSI Group, Inc.                                               3,272,000     149,948       0.0%
    STI Education Systems Holdings, Inc.                          1,013,000      21,692       0.0%
    Travellers International Hotel Group, Inc.                    5,126,000     338,499       0.0%
    Union Bank of the Philippines                                 1,379,931   2,203,800       0.0%
*   Victorias Milling Co., Inc.                                     231,600      20,204       0.0%
    Vista Land & Lifescapes, Inc.                                48,068,300   5,090,145       0.1%
    Xurpas, Inc.                                                  2,518,900     472,718       0.0%
                                                                            -----------       ---
TOTAL PHILIPPINES                                                            96,346,056       1.5%
                                                                            -----------       ---
POLAND -- (1.6%)
*   AB SA                                                             1,082      10,301       0.0%
#   Action SA                                                        26,708      30,021       0.0%
    Agora SA                                                        276,756   1,156,532       0.0%
    Amica SA                                                         27,392   1,374,041       0.0%
#   Apator SA                                                        61,370     555,526       0.0%
    Asseco Poland SA                                                582,235   8,192,768       0.1%
#*  Bioton SA                                                       616,561   1,124,613       0.0%
*   Boryszew SA                                                   1,105,071   3,301,138       0.1%
    Budimex SA                                                      111,141   7,877,302       0.1%
*   CD Projekt SA                                                   636,728  11,125,547       0.2%
#*  CI Games SA                                                     252,830     119,289       0.0%
    Ciech SA                                                        282,493   5,650,001       0.1%
*   ComArch SA                                                        7,716     467,826       0.0%
    Dom Development SA                                                4,673      84,745       0.0%
    Elektrobudowa SA                                                  8,568     261,098       0.0%
*   Emperia Holding SA                                               87,289   1,734,756       0.0%
#*  Enea SA                                                         853,125   2,620,385       0.1%
#   Energa SA                                                       860,078   2,208,567       0.1%
    Eurocash SA                                                      16,812     149,084       0.0%
    Fabryki Mebli Forte SA                                          133,296   2,723,684       0.1%
#*  Famur SA                                                        389,007     572,826       0.0%
    Firma Oponiarska Debica SA                                       30,655     810,798       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
POLAND -- (Continued)
*   Getin Holding SA                                             2,860,638 $    973,129       0.0%
#*  Getin Noble Bank SA                                          2,046,593      980,735       0.0%
#*  Globe Trade Centre SA                                          148,768      352,773       0.0%
*   Grupa Azoty Zaklady Chemiczne Police SA                         76,751      399,562       0.0%
    Grupa Kety SA                                                   69,752    7,658,041       0.1%
*   Grupa Lotos SA                                                 363,800    5,667,418       0.1%
*   Impexmetal SA                                                1,060,289    1,157,987       0.0%
#*  Integer.pl SA                                                   34,532      430,589       0.0%
#   Inter Cars SA                                                   38,698    3,094,005       0.1%
    Kernel Holding SA                                              402,248    7,163,297       0.1%
    KRUK SA                                                        111,211    8,196,964       0.1%
    LC Corp. SA                                                    244,389      124,134       0.0%
    Lentex SA                                                      124,367      346,409       0.0%
#*  Lubelski Wegiel Bogdanka SA                                     68,930    1,289,671       0.0%
*   MCI Capital SA                                                 162,447      414,604       0.0%
*   Mostostal Zabrze SA                                            425,811      114,192       0.0%
    Netia SA                                                     2,546,208    2,888,131       0.1%
    Neuca SA                                                        19,306    1,954,534       0.0%
    Newag SA                                                           493        2,247       0.0%
    Orbis SA                                                       132,247    2,965,294       0.1%
*   Pelion SA                                                       47,515      653,769       0.0%
#   Pfleiderer Grajewo SA                                           46,911      537,436       0.0%
#*  PKP Cargo SA                                                    66,813    1,100,231       0.0%
#*  Polnord SA                                                     263,007      616,161       0.0%
#*  Rafako SA                                                      323,390      637,913       0.0%
    Stalexport Autostrady SA                                       407,435      409,558       0.0%
    Stalprodukt SA                                                   9,592    1,333,877       0.0%
    Synthos SA                                                   1,431,495    1,988,116       0.1%
*   Tauron Polska Energia SA                                     5,756,680    4,882,612       0.1%
    Trakcja SA                                                     346,855    1,464,683       0.0%
*   Vistula Group SA                                             1,395,878    1,155,282       0.0%
    Warsaw Stock Exchange                                          161,661    1,891,260       0.0%
#   Wawel SA                                                         1,021      289,614       0.0%
*   Zespol Elektrowni Patnow Adamow Konin SA                        81,919      367,389       0.0%
                                                                           ------------       ---
TOTAL POLAND                                                                115,652,465       1.8%
                                                                           ------------       ---
SOUTH AFRICA -- (6.7%)
#   Adcock Ingram Holdings, Ltd.                                   848,818    3,802,496       0.1%
    Adcorp Holdings, Ltd.                                          896,475      917,788       0.0%
    Advtech, Ltd.                                                3,240,497    4,633,933       0.1%
    Aeci, Ltd.                                                   1,071,305    9,285,369       0.1%
    African Oxygen, Ltd.                                           858,752    1,278,059       0.0%
*   African Phoenix Investments, Ltd.                            5,287,877      229,499       0.0%
    African Rainbow Minerals, Ltd.                                 801,901    5,069,177       0.1%
    Afrimat, Ltd.                                                   60,231      135,189       0.0%
    Alexander Forbes Group Holdings, Ltd.                        2,690,411    1,297,798       0.0%
*   Allied Electronics Corp., Ltd. Class A                          11,849        8,880       0.0%
    Alviva Holdings, Ltd.                                        1,273,233    2,006,777       0.0%
*   ArcelorMittal South Africa, Ltd.                             1,784,999    1,002,344       0.0%
#   Ascendis Health, Ltd.                                        1,437,167    2,683,118       0.0%
    Assore, Ltd.                                                   235,151    3,790,739       0.1%
#   Astral Foods, Ltd.                                             441,334    5,129,298       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
SOUTH AFRICA -- (Continued)
*   Attacq, Ltd.                                                  3,395,527 $ 4,321,478       0.1%
*   Aveng, Ltd.                                                   4,070,678   1,737,031       0.0%
    AVI, Ltd.                                                     3,408,319  24,916,050       0.4%
    Barloworld, Ltd.                                              2,216,736  19,968,651       0.3%
    Blue Label Telecoms, Ltd.                                     3,303,921   4,193,396       0.1%
    Cashbuild, Ltd.                                                 210,489   5,719,853       0.1%
    Caxton and CTP Publishers and Printers, Ltd.                    313,704     278,146       0.0%
    City Lodge Hotels, Ltd.                                         321,768   3,582,729       0.1%
    Clicks Group, Ltd.                                            2,723,654  27,373,356       0.4%
    Clover Industries, Ltd.                                       1,374,821   1,671,659       0.0%
#*  Consolidated Infrastructure Group, Ltd.                         822,411   1,119,063       0.0%
    Coronation Fund Managers, Ltd.                                1,818,975   8,629,275       0.1%
*   Curro Holdings, Ltd.                                            253,055     875,686       0.0%
    DataTec, Ltd.                                                 2,304,883  10,025,225       0.2%
    Distell Group, Ltd.                                             174,371   1,754,189       0.0%
    DRDGOLD, Ltd.                                                 2,932,131   1,143,591       0.0%
#   DRDGOLD, Ltd. Sponsored ADR                                       9,400      36,472       0.0%
*   enX Group, Ltd.                                                 408,074     503,511       0.0%
    EOH Holdings, Ltd.                                            1,098,252  11,628,003       0.2%
*   Evraz Highveld Steel and Vanadium, Ltd.                          63,001         118       0.0%
*   eXtract Group, Ltd.                                           1,517,395      13,655       0.0%
#   Exxaro Resources, Ltd.                                          997,560   8,486,614       0.1%
    Famous Brands, Ltd.                                             672,069   7,458,796       0.1%
    Foschini Group, Ltd. (The)                                    1,886,464  22,523,749       0.4%
    Gold Fields, Ltd. Sponsored ADR                                 140,604     456,963       0.0%
    Grand Parade Investments, Ltd.                                3,255,755     887,188       0.0%
*   Grindrod, Ltd.                                                5,448,817   4,901,467       0.1%
    Group Five, Ltd.                                              1,015,485   1,186,290       0.0%
    Harmony Gold Mining Co., Ltd.                                 1,616,033   3,499,319       0.1%
#   Harmony Gold Mining Co., Ltd. Sponsored ADR                   2,847,823   6,208,254       0.1%
    Holdsport, Ltd.                                                 212,817   1,008,111       0.0%
*   Howden Africa Holdings, Ltd.                                     39,220      96,875       0.0%
    Hudaco Industries, Ltd.                                         275,317   2,803,506       0.0%
    Hulamin, Ltd.                                                 1,296,594     672,088       0.0%
*   Impala Platinum Holdings, Ltd.                                1,015,803   3,259,514       0.1%
    Imperial Holdings, Ltd.                                       1,074,427  13,588,858       0.2%
    Invicta Holdings, Ltd.                                          359,026   1,469,931       0.0%
    JSE, Ltd.                                                       874,849   9,327,062       0.2%
    KAP Industrial Holdings, Ltd.                                 8,628,788   6,045,293       0.1%
#   Lewis Group, Ltd.                                               877,469   2,484,392       0.0%
    Liberty Holdings, Ltd.                                          841,944   6,788,985       0.1%
#   Life Healthcare Group Holdings, Ltd.                          4,143,005   8,917,661       0.1%
    Massmart Holdings, Ltd.                                         432,877   4,185,965       0.1%
    Merafe Resources, Ltd.                                       11,489,424   1,425,731       0.0%
    Metair Investments, Ltd.                                      1,320,959   2,262,257       0.0%
    Metrofile Holdings, Ltd.                                         82,524      27,167       0.0%
    MMI Holdings, Ltd.                                            3,591,121   6,267,796       0.1%
    Mpact, Ltd.                                                   1,546,824   3,582,999       0.1%
    Murray & Roberts Holdings, Ltd.                               3,959,853   4,151,365       0.1%
#*  Nampak, Ltd.                                                  5,214,254   6,983,588       0.1%
*   Net 1 UEPS Technologies, Inc.                                       776       8,451       0.0%
*   Northam Platinum, Ltd.                                        3,612,389  13,415,603       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    Oceana Group, Ltd.                                              447,176 $  3,326,233       0.1%
    Omnia Holdings, Ltd.                                            589,522    7,026,288       0.1%
    Peregrine Holdings, Ltd.                                      2,183,055    4,336,379       0.1%
#   Pick n Pay Stores, Ltd.                                       2,069,376    9,832,077       0.2%
    Pioneer Foods Group, Ltd.                                       140,085    1,727,878       0.0%
*   PPC, Ltd.                                                    14,360,518    6,728,288       0.1%
    Raubex Group, Ltd.                                            1,306,791    2,356,495       0.0%
    RCL Foods, Ltd.                                                 705,154      758,868       0.0%
    Reunert, Ltd.                                                 1,517,644    8,036,639       0.1%
    Rhodes Food Group Pty, Ltd.                                     460,226      843,369       0.0%
#*  Royal Bafokeng Platinum, Ltd.                                   706,327    1,865,971       0.0%
    Santam, Ltd.                                                    294,639    5,449,674       0.1%
    Sappi, Ltd.                                                   2,275,007   16,895,152       0.3%
    Sibanye Gold, Ltd.                                              962,027    1,933,141       0.0%
#   SPAR Group, Ltd. (The)                                        1,162,708   15,671,335       0.2%
    Spur Corp., Ltd.                                                621,605    1,448,993       0.0%
*   Stefanutti Stocks Holdings, Ltd.                                229,540       55,039       0.0%
    Sun International, Ltd.                                       1,096,248    5,983,962       0.1%
*   Super Group, Ltd.                                             3,359,375    9,242,232       0.1%
    Telkom SA SOC, Ltd.                                           1,921,390   10,753,072       0.2%
    Tongaat Hulett, Ltd.                                          1,005,705    9,079,589       0.1%
    Transaction Capital, Ltd.                                       577,418      633,556       0.0%
    Trencor, Ltd.                                                 1,369,751    4,124,037       0.1%
    Truworths International, Ltd.                                   891,166    5,770,443       0.1%
    Tsogo Sun Holdings, Ltd.                                      2,858,414    5,384,877       0.1%
    Wilson Bayly Holmes-Ovcon, Ltd.                                 513,353    5,490,213       0.1%
                                                                            ------------       ---
TOTAL SOUTH AFRICA                                                           469,897,239       7.2%
                                                                            ------------       ---
SOUTH KOREA -- (12.7%)
#*  3S Korea Co., Ltd.                                               22,000       46,567       0.0%
    ABco Electronics Co., Ltd.                                       17,896      115,534       0.0%
    Able C&C Co., Ltd.                                               93,648    2,406,005       0.1%
#   ABOV Semiconductor Co., Ltd.                                     91,919      761,974       0.0%
#*  Ace Technologies Corp.                                          133,117      461,706       0.0%
#*  Actoz Soft Co., Ltd.                                             44,301      760,908       0.0%
#   Advanced Nano Products Co., Ltd.                                 68,114      771,674       0.0%
*   Advanced Process Systems Corp.                                   74,225    3,398,462       0.1%
    Aekyung Petrochemical Co., Ltd.                                 109,618    1,217,426       0.0%
#   AfreecaTV Co., Ltd.                                              74,661    1,557,421       0.0%
#*  Agabang&Company                                                 198,692    1,261,359       0.0%
#   Ahn-Gook Pharmaceutical Co., Ltd.                                53,014      567,937       0.0%
#   Ahnlab, Inc.                                                     35,578    2,266,481       0.1%
#   AJ Networks Co., Ltd.                                            51,035      284,440       0.0%
#*  AJ Rent A Car Co., Ltd.                                         108,665    1,097,898       0.0%
#*  Ajin Industrial Co., Ltd.                                        18,449      136,807       0.0%
    AK Holdings, Inc.                                                35,428    2,006,644       0.1%
#*  Alticast Corp.                                                   73,734      260,515       0.0%
#   ALUKO Co., Ltd.                                                 305,607    1,169,304       0.0%
*   ALVOGEN KOREA Co,.Ltd.                                            5,687      144,023       0.0%
#*  Aminologics Co., Ltd.                                            36,345       81,900       0.0%
#*  Amotech Co., Ltd.                                                63,065    1,338,659       0.0%
#*  Anam Electronics Co., Ltd.                                      778,248    2,518,463       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Anapass, Inc.                                                 61,819 $  708,852       0.0%
#*  APS Holdings Corp.                                            64,739    877,703       0.0%
    Asia Cement Co., Ltd.                                         10,196    726,913       0.0%
    ASIA Holdings Co., Ltd.                                       10,300    888,753       0.0%
#   Asia Paper Manufacturing Co., Ltd.                            33,993    597,081       0.0%
*   Asiana Airlines, Inc.                                        884,272  3,497,980       0.1%
#   Atinum Investment Co., Ltd.                                  242,341    431,885       0.0%
    AtlasBX Co., Ltd.                                                571     26,742       0.0%
#*  AUK Corp.                                                    199,140    430,078       0.0%
#   Aurora World Corp.                                            38,000    332,913       0.0%
#   Austem Co., Ltd.                                             127,720    385,402       0.0%
    Autech Corp.                                                  87,965    857,429       0.0%
#*  Automobile & PCB                                             251,614    368,855       0.0%
#   Avaco Co., Ltd.                                               87,128    477,078       0.0%
#   Avatec Co., Ltd.                                               5,446     32,899       0.0%
#   Baiksan Co., Ltd.                                             89,268    682,183       0.0%
#*  Barun Electronics Co., Ltd.                                  488,812    871,887       0.0%
#*  Barunson Entertainment & Arts Corp.                          371,867    896,307       0.0%
#   Bcworld Pharm Co., Ltd.                                       29,656    604,132       0.0%
#*  BH Co., Ltd.                                                  54,978  1,061,755       0.0%
    Binggrae Co., Ltd.                                            40,230  2,425,820       0.1%
#*  BioSmart Co., Ltd.                                            97,807    419,977       0.0%
#*  Biovill Co., Ltd.                                             92,134    376,440       0.0%
#   BIT Computer Co., Ltd.                                        92,736    485,632       0.0%
#   Bixolon Co., Ltd.                                             36,281    401,532       0.0%
#   Bluecom Co., Ltd.                                             68,474    666,912       0.0%
#   Boditech Med, Inc.                                           100,626  1,705,929       0.0%
#*  Bohae Brewery Co., Ltd.                                      492,733    534,166       0.0%
#   BoKwang Industry Co., Ltd.                                    60,289    372,450       0.0%
    Bookook Securities Co., Ltd.                                   8,528    140,458       0.0%
#*  Boryung Medience Co., Ltd.                                    49,675    536,681       0.0%
#   Boryung Pharmaceutical Co., Ltd.                              33,577  1,470,864       0.0%
#*  Bosung Power Technology Co., Ltd.                            327,999    819,929       0.0%
#*  Brain Contents Co., Ltd.                                     555,133    531,671       0.0%
    BRIDGETEC Corp.                                                4,358     31,845       0.0%
#*  Bubang Co., Ltd.                                             193,588    686,569       0.0%
*   BUGS Corp.                                                    45,508    497,697       0.0%
#   Bukwang Pharmaceutical Co., Ltd.                             127,543  2,334,753       0.1%
    Busan City Gas Co., Ltd.                                         805     24,618       0.0%
#   BYC Co., Ltd.                                                    746    243,905       0.0%
#   Byucksan Corp.                                               316,020  1,063,758       0.0%
#*  C&S Asset Management Co., Ltd.                               166,435    307,659       0.0%
#*  CammSys Corp.                                                308,501    761,165       0.0%
#*  Capro Corp.                                                  264,259  1,772,089       0.1%
#   Caregen Co., Ltd.                                             10,861    683,461       0.0%
    Cell Biotech Co., Ltd.                                        44,456  1,442,015       0.0%
#*  Celltrion Pharm, Inc.                                         77,179  1,355,186       0.0%
#*  Chabiotech Co., Ltd.                                         294,772  3,309,565       0.1%
#   Changhae Ethanol Co., Ltd.                                    40,459    643,294       0.0%
#*  Charm Engineering Co., Ltd.                                  193,565    479,833       0.0%
#*  Chemtronics Co., Ltd.                                         59,021    357,179       0.0%
#   Cheryong Industrial Co. Ltd/new                               49,903    451,132       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Chin Hung International, Inc.                                106,852 $  176,068       0.0%
*   China Great Star International, Ltd.                         418,488    531,334       0.0%
#   Chinyang Holdings Corp.                                      127,342    367,041       0.0%
#*  Choa Pharmaceutical Co.                                       49,861    197,694       0.0%
    Choheung Corp.                                                    60     12,120       0.0%
    Chokwang Leather Co., Ltd.                                       607     20,545       0.0%
#   Chokwang Paint, Ltd.                                          45,216    440,121       0.0%
#   Chong Kun Dang Pharmaceutical Corp.                           45,831  4,688,651       0.1%
#   Chongkundang Holdings Corp.                                   26,473  1,593,813       0.0%
#   Choong Ang Vaccine Laboratory                                 37,156    624,953       0.0%
#   Chosun Refractories Co., Ltd.                                  6,253    484,100       0.0%
#   Chungdahm Learning, Inc.                                      35,344    566,262       0.0%
#   CJ Freshway Corp.                                             48,575  1,466,821       0.0%
    CJ Hellovision Co., Ltd.                                     178,563  1,479,162       0.0%
    CJ O Shopping Co., Ltd.                                       23,495  3,943,042       0.1%
#*  CJ Seafood Corp.                                             154,525    449,106       0.0%
#   CKD Bio Corp.                                                 19,783    393,337       0.0%
#   Com2uSCorp                                                    64,232  6,770,192       0.1%
#   Coreana Cosmetics Co., Ltd.                                  181,290  1,020,012       0.0%
#   Cosmax BTI, Inc.                                              54,006  1,665,247       0.0%
#   Cosmax, Inc.                                                  53,478  6,674,629       0.1%
#*  Cosmochemical Co., Ltd.                                       28,914    138,614       0.0%
#*  COSON Co., Ltd.                                              110,093  1,295,660       0.0%
#*  Crown Confectionery Co., Ltd.                                 53,942    879,360       0.0%
#   Crown Haitai Holdings Co., Ltd.                               41,889  1,169,192       0.0%
#*  CrucialTec Co., Ltd.                                         181,776    976,471       0.0%
#   CS Wind Corp.                                                 42,134    717,680       0.0%
#*  CTC BIO, Inc.                                                 42,396    318,312       0.0%
#*  CTL, Inc.                                                    132,635    171,265       0.0%
    Cuckoo Electronics Co., Ltd.                                   1,388    159,136       0.0%
#*  CUROCOM Co., Ltd.                                             85,800    173,905       0.0%
#*  Curoholdings Co., Ltd.                                       340,633    375,218       0.0%
#   D.I Corp.                                                    176,315  1,111,710       0.0%
#   Dae Dong Industrial Co., Ltd.                                 77,311    446,150       0.0%
    Dae Han Flour Mills Co., Ltd.                                  6,766  1,046,374       0.0%
#   Dae Hwa Pharmaceutical Co., Ltd.                              22,883    414,866       0.0%
#   Dae Hyun Co., Ltd.                                           184,373    519,910       0.0%
#*  Dae Won Chemical Co., Ltd.                                   222,686    524,063       0.0%
    Dae Won Kang Up Co., Ltd.                                    135,910    560,165       0.0%
#*  Dae Young Packaging Co., Ltd.                                539,682    461,091       0.0%
#   Dae-Il Corp.                                                  90,796    817,195       0.0%
#*  Daea TI Co., Ltd.                                            475,559    867,384       0.0%
#   Daebongls Co., Ltd.                                           54,882    624,132       0.0%
#*  Daechang Co., Ltd.                                           314,932    304,007       0.0%
    Daechang Forging Co., Ltd.                                     1,815     82,736       0.0%
#   Daeduck Electronics Co.                                      249,576  2,034,726       0.1%
#   Daeduck GDS Co., Ltd.                                        131,552  1,732,102       0.0%
#   Daegu Department Store                                        32,833    376,674       0.0%
#   Daehan New Pharm Co., Ltd.                                    72,121    978,524       0.0%
    Daehan Steel Co., Ltd.                                        94,491    842,251       0.0%
    Daejoo Co., Ltd.                                              12,773     21,311       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Daekyo Co., Ltd.                                             205,448 $1,543,514       0.0%
#*  Daekyung Machinery & Engineering Co., Ltd.                   760,996    481,260       0.0%
#   Daelim B&Co Co., Ltd.                                         66,083    451,228       0.0%
#*  DAEMYUNG Corp. Co., Ltd.                                     351,062    479,298       0.0%
#   Daeryuk Can Co., Ltd.                                         89,773    565,901       0.0%
#   Daesang Corp.                                                161,798  3,376,614       0.1%
#   Daesang Holdings Co., Ltd.                                   101,794    869,655       0.0%
#   Daesung Energy Co., Ltd.                                      52,539    289,323       0.0%
    Daesung Holdings Co., Ltd.                                    26,734    212,554       0.0%
#*  Daewon Cable Co., Ltd.                                       340,696    381,068       0.0%
#*  Daewon Media Co., Ltd.                                        68,288    445,896       0.0%
#   Daewon Pharmaceutical Co., Ltd.                               88,123  1,691,200       0.0%
    Daewon San Up Co., Ltd.                                       75,863    461,748       0.0%
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.           676,333    998,541       0.0%
    Daewoong Co., Ltd.                                            23,087  1,304,612       0.0%
#   Daewoong Pharmaceutical Co., Ltd.                             36,172  2,865,526       0.1%
*   Dahaam E-Tec Co., Ltd.                                         2,100      6,229       0.0%
#   Daihan Pharmaceutical Co., Ltd.                               25,974    624,057       0.0%
    Daishin Securities Co., Ltd.                                 297,668  3,226,052       0.1%
#*  Danal Co., Ltd.                                              273,907  1,418,316       0.0%
#   Daou Data Corp.                                              123,635  1,270,611       0.0%
#   Daou Technology, Inc.                                        195,562  3,562,910       0.1%
#*  Dasan Networks, Inc.                                         115,433    648,642       0.0%
#   Dawonsys Co., Ltd.                                           128,532  1,398,759       0.0%
#   Dayou Automotive Seat Technology Co., Ltd.                   417,041    542,249       0.0%
#*  Dayou Plus Co., Ltd.                                         352,140    330,881       0.0%
#   DCM Corp.                                                     34,093    384,687       0.0%
#*  Deutsch Motors, Inc.                                          91,228    392,269       0.0%
#   DHP Korea Co., Ltd.                                           73,989    574,915       0.0%
    Digital Chosun Co., Ltd.                                     191,008    398,468       0.0%
#*  Digital Optics Co., Ltd.                                     125,488    291,740       0.0%
#   Digital Power Communications Co., Ltd.                       216,808    799,673       0.0%
#*  DIO Corp.                                                    101,568  3,138,055       0.1%
#   Display Tech Co., Ltd.                                        52,616    188,862       0.0%
#   DMS Co., Ltd.                                                139,183  1,392,971       0.0%
#*  DNF Co., Ltd.                                                 63,764    809,393       0.0%
#   Dong A Eltek Co., Ltd.                                        63,897  1,315,302       0.0%
    Dong Ah Tire & Rubber Co., Ltd.                               61,627  1,348,502       0.0%
#   Dong-A Socio Holdings Co., Ltd.                               21,487  2,773,294       0.1%
#   Dong-A ST Co., Ltd.                                           29,305  2,412,918       0.1%
#   Dong-Ah Geological Engineering Co., Ltd.                      55,489    644,696       0.0%
#   Dong-Il Corp.                                                  6,193    311,353       0.0%
#   Dongbang Transport Logistics Co., Ltd.                        64,316    106,387       0.0%
#*  DONGBU Co., Ltd.                                             651,268    410,244       0.0%
#*  Dongbu Corp.                                                  31,958    336,321       0.0%
*   Dongbu HiTek Co., Ltd.                                       249,733  4,626,767       0.1%
*   Dongbu Securities Co., Ltd.                                  223,527    720,284       0.0%
#*  Dongbu Steel Co., Ltd.                                        21,746    296,347       0.0%
    Dongil Industries Co., Ltd.                                    7,838    525,366       0.0%
#   Dongjin Semichem Co., Ltd.                                   231,941  2,108,599       0.1%
#*  Dongkook Industrial Co., Ltd.                                184,139    448,014       0.0%
    DongKook Pharmaceutical Co., Ltd.                             31,782  1,892,886       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Dongkuk Industries Co., Ltd.                                   216,407 $  870,483       0.0%
    Dongkuk Steel Mill Co., Ltd.                                   411,074  4,000,313       0.1%
#   Dongkuk Structures & Construction Co., Ltd                     191,508  1,115,490       0.0%
#   Dongsung Chemical Co., Ltd.                                     17,370    282,239       0.0%
#   DONGSUNG Corp.                                                 191,408    998,518       0.0%
#   Dongsung Finetec Co., Ltd.                                     121,287    739,815       0.0%
#*  Dongsung Pharmaceutical Co., Ltd.                              125,191    461,132       0.0%
#   Dongwha Enterprise Co., Ltd.                                    21,586    615,430       0.0%
    Dongwha Pharm Co., Ltd.                                        151,172  1,221,332       0.0%
#   Dongwon Development Co., Ltd.                                  415,738  1,673,160       0.0%
#   Dongwon F&B Co., Ltd.                                            8,930  2,008,500       0.1%
    Dongwon Industries Co., Ltd.                                     9,557  2,835,657       0.1%
#*  Dongwoo Co., Ltd.                                               58,857    240,524       0.0%
    Dongyang E&P, Inc.                                              33,020    397,251       0.0%
#*  Dongyang Steel Pipe Co., Ltd.                                  576,197    622,119       0.0%
#*  Doosan Engine Co., Ltd.                                        240,935    802,070       0.0%
    DoubleUGames Co., Ltd.                                          40,598  1,955,069       0.1%
#*  Dragonfly GF Co., Ltd.                                          51,555    282,044       0.0%
#   DRB Holding Co., Ltd.                                           62,944    599,672       0.0%
#   DSK Co., Ltd.                                                   60,314    461,883       0.0%
#   DSR Corp.                                                       23,050    190,302       0.0%
#   DSR Wire Corp.                                                  66,361    535,110       0.0%
#*  DST ROBOT Co., Ltd.                                            197,545    425,474       0.0%
#*  Duk San Neolux Co., Ltd.                                        33,510  1,101,571       0.0%
#*  Duksan Hi-Metal Co., Ltd.                                       78,272    606,286       0.0%
#   Duksung Co., Ltd.                                               81,764    390,273       0.0%
#   DuzonBIzon Co., Ltd.                                           141,968  3,392,621       0.1%
    DY Corp.                                                       152,073    930,828       0.0%
    DY POWER Corp.                                                  24,806    259,146       0.0%
#   e Tec E&C, Ltd.                                                 10,911  1,388,906       0.0%
    e-Credible Co., Ltd.                                             3,132     36,867       0.0%
#   e-LITECOM Co., Ltd.                                             50,840    429,157       0.0%
#*  e-Starco Co., Ltd.                                              49,571     66,617       0.0%
    E1 Corp.                                                        20,884  1,067,803       0.0%
    Eagon Industrial, Ltd.                                          47,388    424,439       0.0%
#   Easy Bio, Inc.                                                 311,444  1,728,512       0.0%
#*  EcoBio Holdings Co., Ltd.                                       52,300    388,993       0.0%
#*  Ecopro Co., Ltd.                                               157,180  1,993,623       0.1%
#   EG Corp.                                                        34,204    236,524       0.0%
#*  Ehwa Technologies Information Co., Ltd.                      1,996,096    656,928       0.0%
#   Elcomtec Co., Ltd.                                             261,529    596,790       0.0%
#   Elentec Co., Ltd.                                               95,414    507,763       0.0%
#*  ELK Corp.                                                       70,663     92,646       0.0%
#   EM-Tech Co., Ltd.                                               90,281    931,658       0.0%
#*  Emerson Pacific, Inc.                                           53,679  1,424,506       0.0%
#*  EMKOREA Co., Ltd.                                               60,585    199,566       0.0%
#*  EMW Co., Ltd.                                                  131,661    344,442       0.0%
#   Enex Co., Ltd.                                                 306,803    650,678       0.0%
#   ENF Technology Co., Ltd.                                        78,274  1,371,132       0.0%
#   Eo Technics Co., Ltd.                                           64,235  4,782,534       0.1%
#   Estechpharma Co., Ltd.                                          71,974    663,531       0.0%
#*  ESTsoft Corp.                                                   33,140    251,225       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Eugene Corp.                                                 301,876 $1,560,177       0.0%
*   Eugene Investment & Securities Co., Ltd.                     588,034  1,561,660       0.0%
#   Eugene Technology Co., Ltd.                                  110,560  1,655,488       0.0%
#   Eusu Holdings Co., Ltd.                                      102,874    632,038       0.0%
#   EVERDIGM Corp.                                                63,661    555,835       0.0%
#*  EXA E&C, Inc.                                                 99,097    159,766       0.0%
#   Ezwelfare Co., Ltd.                                           15,152     89,190       0.0%
#   F&F Co., Ltd.                                                 53,258  1,260,472       0.0%
#   Farmsco                                                      122,196  1,356,626       0.0%
#*  FarmStory Co., Ltd.                                          406,341    540,599       0.0%
#   Feelux Co., Ltd.                                             171,902    603,277       0.0%
#   Fila Korea, Ltd.                                              78,811  4,805,681       0.1%
#   Fine DNC Co., Ltd.                                           103,000    382,526       0.0%
#   Fine Technix Co., Ltd.                                       181,412    449,545       0.0%
#*  Finetex EnE, Inc.                                             61,015    311,833       0.0%
#*  Firstec Co., Ltd.                                            181,845    648,834       0.0%
#*  Foosung Co., Ltd.                                            414,178  2,631,635       0.1%
#   Fursys, Inc.                                                  14,730    409,030       0.0%
#*  G-SMATT GLOBAL Co., Ltd.                                     120,061  1,471,249       0.0%
#*  Gamevil, Inc.                                                 38,957  2,562,387       0.1%
    Gaon Cable Co., Ltd.                                          21,699    458,220       0.0%
#*  GeneOne Life Science, Inc.                                     4,475     37,742       0.0%
#*  Genic Co., Ltd.                                               36,272    426,834       0.0%
#*  Genie Music Corp.                                            163,238    904,196       0.0%
    Geumhwa PSC Co., Ltd.                                          3,813    122,450       0.0%
#*  Gigalane Co., Ltd.                                            35,427    186,661       0.0%
#   GIIR, Inc.                                                    22,387    196,316       0.0%
#*  Global Display Co., Ltd.                                      62,631    189,613       0.0%
#*  GNCO Co., Ltd.                                               530,650    966,415       0.0%
    Golfzon Co., Ltd.                                             22,612  1,045,260       0.0%
#   GOLFZONNEWDIN Co., Ltd.                                      132,037    659,793       0.0%
#*  Good People Co., Ltd.                                         89,915    205,498       0.0%
    Grand Korea Leisure Co., Ltd.                                 33,168    632,263       0.0%
#   Green Cross Holdings Corp.                                   107,418  3,075,308       0.1%
#*  GS Global Corp.                                              338,645    972,467       0.0%
    GS Home Shopping, Inc.                                        24,403  4,361,016       0.1%
#   Gwangju Shinsegae Co., Ltd.                                    3,520    793,475       0.0%
#   Haesung Industrial Co., Ltd.                                  25,164    309,469       0.0%
#*  Halla Corp.                                                  122,607    488,112       0.0%
#   Halla Holdings Corp.                                          64,748  3,447,288       0.1%
#   Han Kuk Carbon Co., Ltd.                                     245,312  1,434,827       0.0%
#*  Hana Micron, Inc.                                            126,250    586,493       0.0%
#   Hana Tour Service, Inc.                                       67,626  5,012,917       0.1%
#*  Hanall Biopharma Co., Ltd.                                    59,388    662,314       0.0%
    Hancom, Inc.                                                 129,688  1,959,339       0.1%
#   Handok, Inc.                                                  41,183    838,564       0.0%
    Handsome Co., Ltd.                                           108,265  2,983,092       0.1%
    Hanil Cement Co., Ltd.                                        23,282  2,392,624       0.1%
#*  Hanil Vacuum Co., Ltd.                                       140,951    340,094       0.0%
#*  Hanjin Heavy Industries & Construction Co., Ltd.             593,640  1,761,263       0.1%
*   Hanjin Heavy Industries & Construction Holdings Co., Ltd.     87,816    396,706       0.0%
#*  Hanjin Kal Corp.                                             348,244  6,189,293       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Hanjin P&C Co., Ltd.                                           285,435 $  594,081       0.0%
#   Hanjin Transportation Co., Ltd.                                 66,079  1,763,564       0.1%
#*  Hankook Cosmetics Co., Ltd.                                     70,133    912,151       0.0%
#   Hankook Cosmetics Manufacturing Co., Ltd.                       13,705    334,497       0.0%
    Hankook Shell Oil Co., Ltd.                                      4,913  1,739,976       0.1%
    Hankuk Glass Industries, Inc.                                    9,314    214,592       0.0%
    Hankuk Paper Manufacturing Co., Ltd.                            19,191    502,439       0.0%
#   Hankuk Steel Wire Co., Ltd.                                     58,735    165,039       0.0%
#   Hanla IMS Co., Ltd.                                             27,143    180,017       0.0%
#   Hanmi Semiconductor Co., Ltd.                                   92,235  1,515,770       0.0%
#   HanmiGlobal Co., Ltd.                                           46,178    417,481       0.0%
#   Hans Biomed Corp.                                               51,215    766,772       0.0%
#   Hansae Co., Ltd.                                               185,489  4,450,594       0.1%
#   Hansae Yes24 Holdings Co., Ltd.                                 75,539    666,087       0.0%
#   Hanshin Construction                                            39,054    629,903       0.0%
#   Hanshin Machinery Co.                                          212,588    588,984       0.0%
    Hansol Chemical Co., Ltd.                                       73,644  5,266,201       0.1%
*   Hansol Holdings Co., Ltd.                                      393,662  2,192,588       0.1%
#*  Hansol HomeDeco Co., Ltd.                                      459,823    670,097       0.0%
    Hansol Paper Co., Ltd.                                         108,760  1,805,474       0.1%
#*  Hansol SeenTec Co., Ltd.                                       318,065    457,967       0.0%
#*  Hansol Technics Co., Ltd.                                      120,268  1,614,684       0.0%
#*  Hanwha Galleria Timeworld Co., Ltd.                             13,559    407,683       0.0%
    Hanwha General Insurance Co., Ltd.                             323,471  2,105,624       0.1%
#*  Hanwha Investment & Securities Co., Ltd.                       897,217  2,015,586       0.1%
#   Hanyang Eng Co., Ltd.                                           39,237    404,692       0.0%
    Hanyang Securities Co., Ltd.                                    18,538    119,906       0.0%
#   Harim Co., Ltd.                                                222,154  1,092,226       0.0%
#   Harim Holdings Co., Ltd.                                       224,618    789,873       0.0%
#   HB Technology Co., Ltd.                                        408,986  1,942,972       0.1%
#   Heung-A Shipping Co., Ltd.                                   1,147,462  1,729,828       0.0%
*   Heungkuk Fire & Marine Insurance Co., Ltd.                      95,344    332,709       0.0%
#   High Tech Pharm Co., Ltd.                                       23,615    275,926       0.0%
    Hitejinro Holdings Co., Ltd.                                    59,009    575,482       0.0%
    HMC Investment Securities Co., Ltd.                            122,583  1,157,933       0.0%
#   Home Center Holdings Co., Ltd.                                 234,053    785,971       0.0%
#*  Homecast Co., Ltd.                                             147,779  1,173,813       0.0%
#   HS Industries Co., Ltd.                                        270,519  2,410,668       0.1%
    HS R&A Co., Ltd.                                                24,901    898,309       0.0%
#   Huchems Fine Chemical Corp.                                    158,762  3,236,044       0.1%
*   Hugel, Inc.                                                      3,746  1,533,719       0.0%
#   Humax Co., Ltd.                                                131,602  1,375,761       0.0%
#   Humedix Co., Ltd.                                               41,577  1,142,314       0.0%
#*  Huneed Technologies                                             29,680    315,740       0.0%
*   Huons Co., Ltd.                                                 23,214  1,080,850       0.0%
    Huons Global Co., Ltd.                                          35,213  1,033,817       0.0%
    Husteel Co., Ltd.                                                6,527     93,180       0.0%
#   Huvis Corp.                                                    115,323    766,892       0.0%
#   Huvitz Co., Ltd.                                                69,415    777,233       0.0%
    Hwa Shin Co., Ltd.                                             128,979    695,460       0.0%
    Hwacheon Machine Tool Co., Ltd.                                  4,979    224,401       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Hwail Pharm Co., Ltd.                                           59,536 $  370,799       0.0%
#   Hwangkum Steel & Technology Co., Ltd.                           41,689    311,222       0.0%
    HwaSung Industrial Co., Ltd.                                    67,222    867,202       0.0%
#   Hy-Lok Corp.                                                    67,287  1,323,802       0.0%
#   Hyosung ONB Co., Ltd.                                           10,277    101,973       0.0%
#   HyosungITX Co., Ltd.                                            14,477    206,603       0.0%
    Hyundai BNG Steel Co., Ltd.                                     64,158    714,728       0.0%
#*  Hyundai Cement Co.                                              22,245    409,196       0.0%
#   Hyundai Corp Holdings Inc.                                      28,050    390,402       0.0%
    Hyundai Corp.                                                   53,272    977,685       0.0%
    Hyundai Engineering Plastics Co., Ltd.                         128,175    884,692       0.0%
    Hyundai Home Shopping Network Corp.                             12,230  1,311,346       0.0%
    Hyundai Hy Communications & Networks Co., Ltd.                 251,890    865,232       0.0%
    Hyundai Livart Furniture Co., Ltd.                             115,620  2,889,222       0.1%
#*  Hyundai Merchant Marine Co., Ltd.                               52,373    397,597       0.0%
#*  Hyundai Mipo Dockyard Co., Ltd.                                 48,721  3,959,868       0.1%
#   Hyundai Pharmaceutical Co., Ltd.                               138,535    551,762       0.0%
#   HyVision System, Inc.                                           91,518    743,588       0.0%
#   I Controls, Inc.                                                12,311    326,287       0.0%
#   i-Components Co., Ltd.                                          43,399    426,917       0.0%
    i-SENS, Inc.                                                    64,743  1,677,076       0.0%
#   I3System, Inc.                                                  17,475    734,844       0.0%
#*  iA, Inc.                                                       264,437    890,533       0.0%
#   ICD Co., Ltd.                                                   91,554  1,297,301       0.0%
#*  IE, Ltd.                                                     1,307,133    381,376       0.0%
#*  IHQ, Inc.                                                      460,725    709,339       0.0%
#   Il Dong Holdings Co., Ltd.                                      31,840    535,358       0.0%
#   IL Dong Pharmaceutical Co., Ltd.                                51,329  1,011,345       0.0%
    Ilji Technology Co., Ltd.                                       10,190     55,169       0.0%
#*  Iljin Display Co., Ltd.                                        131,114    670,442       0.0%
#   Iljin Electric Co., Ltd.                                       120,840    519,413       0.0%
#   Iljin Holdings Co., Ltd.                                       171,499    707,165       0.0%
#   Iljin Materials Co., Ltd.                                      122,458  1,811,843       0.1%
#   Ilshin Spinning Co., Ltd.                                        9,949  1,031,371       0.0%
#*  ilShinbiobase Co,Ltd.                                           55,644    131,640       0.0%
#   Ilsung Pharmaceuticals Co., Ltd.                                 3,705    431,319       0.0%
#*  IM Co., Ltd.                                                   125,012    481,799       0.0%
#   iMarketKorea, Inc.                                             141,759  1,655,525       0.0%
#   InBody Co., Ltd.                                                82,313  1,929,694       0.1%
#*  Infinitt Healthcare Co., Ltd.                                  103,845    647,355       0.0%
#*  Infraware, Inc.                                                184,486    414,741       0.0%
#*  INITECH Co., Ltd.                                               52,438    358,532       0.0%
#*  InkTec Co., Ltd.                                                 8,164     50,272       0.0%
    Innocean Worldwide, Inc.                                        23,170  1,299,356       0.0%
#*  InnoWireless, Inc.                                              21,995    227,966       0.0%
#*  Innox Corp.                                                     63,904  1,851,771       0.1%
#*  Insun ENT Co., Ltd.                                            196,856  1,058,421       0.0%
#   Intelligent Digital Integrated Security Co., Ltd.               33,909    272,397       0.0%
#*  Interflex Co., Ltd.                                              3,501     86,042       0.0%
    Intergis Co., Ltd.                                              11,220     30,914       0.0%
#   Interojo Co., Ltd.                                              55,561  1,910,714       0.1%
#   Interpark Corp.                                                 86,960    821,436       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Interpark Holdings Corp.                                     317,453 $1,497,453       0.0%
    INTOPS Co., Ltd.                                              93,188    998,816       0.0%
*   INVENIA Co., Ltd.                                             88,253    409,196       0.0%
    Inzi Controls Co., Ltd.                                       42,034    197,578       0.0%
#   INZI Display Co., Ltd.                                        32,254     68,059       0.0%
#*  Iones Co., Ltd.                                               48,881    744,529       0.0%
    IS Dongseo Co., Ltd.                                          58,229  2,197,041       0.1%
#   ISC Co., Ltd.                                                 66,042  1,177,123       0.0%
    ISU Chemical Co., Ltd.                                        66,660  1,001,474       0.0%
#   IsuPetasys Co., Ltd.                                         195,899    803,381       0.0%
#   J.ESTINA Co., Ltd.                                            70,529    552,109       0.0%
#*  Jaeyoung Solutec Co., Ltd.                                   157,239    467,149       0.0%
    Jahwa Electronics Co., Ltd.                                   80,029  1,159,407       0.0%
#   JASTECH, Ltd.                                                 54,488  1,189,120       0.0%
#   JB Financial Group Co., Ltd.                                 741,403  3,935,779       0.1%
#   JC Hyun System, Inc.                                          80,715    466,913       0.0%
*   Jcontentree Corp.                                            261,672    919,432       0.0%
#   Jeil Pharmaceutical Co.                                        5,274    318,775       0.0%
    Jeju Air Co., Ltd.                                            58,366  1,659,796       0.0%
#*  Jeju Semiconductor Corp.                                      66,476    218,335       0.0%
    Jinro Distillers Co., Ltd.                                    14,366    397,262       0.0%
#   Jinsung T.E.C.                                                90,631    615,175       0.0%
    JLS Co., Ltd.                                                 51,867    345,023       0.0%
#*  JoyCity Corp.                                                 46,124    935,591       0.0%
#*  Jusung Engineering Co., Ltd.                                 281,410  2,544,302       0.1%
#   JVM Co., Ltd.                                                 25,943    995,557       0.0%
#   JW Holdings Corp.                                            260,748  1,789,683       0.1%
#   JW Pharmaceutical Corp.                                       70,424  2,680,342       0.1%
#   JW Shinyak Corp.                                              16,523    112,528       0.0%
*   JYP Entertainment Corp.                                      211,588  1,310,398       0.0%
#   Kangnam Jevisco Co., Ltd.                                     24,964    833,328       0.0%
#   KAON Media Co., Ltd.                                          87,557    907,343       0.0%
    KB Capital Co., Ltd.                                          81,313  1,941,843       0.1%
#   KC Cottrell Co., Ltd.                                         15,012     81,582       0.0%
#   KC Green Holdings Co., Ltd.                                   96,596    596,422       0.0%
    KC Tech Co., Ltd.                                            156,035  2,021,012       0.1%
#   KCC Engineering & Construction Co., Ltd.                      43,873    323,580       0.0%
    KCI, Ltd.                                                      2,256     16,195       0.0%
*   KEC Corp.                                                    454,496    413,139       0.0%
#   KEPCO Engineering & Construction Co., Inc.                   100,420  2,221,970       0.1%
#   Keyang Electric Machinery Co., Ltd.                          166,186    799,407       0.0%
#*  KEYEAST Co., Ltd.                                            466,462    987,477       0.0%
#   KG Chemical Corp.                                             58,897    708,934       0.0%
#   KG Eco Technology Service Co., Ltd.                          206,932    598,237       0.0%
#   Kginicis Co., Ltd.                                           118,407  1,190,269       0.0%
#   KGMobilians Co., Ltd.                                        119,037    777,901       0.0%
#   KH Vatec Co., Ltd.                                           111,894  1,243,326       0.0%
    KISCO Corp.                                                   30,344    999,719       0.0%
    KISCO Holdings Co., Ltd.                                       8,387    472,278       0.0%
#   Kishin Corp.                                                  49,420    198,001       0.0%
    KISWIRE, Ltd.                                                 41,825  1,388,574       0.0%
#*  KJ Pretech Co., Ltd.                                          50,707    149,375       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  KleanNara Co., Ltd.                                          143,803 $  675,470       0.0%
*   KMH Co., Ltd.                                                 65,831    469,622       0.0%
#*  KMH Hitech Co., Ltd.                                         147,148    178,354       0.0%
#*  KMW Co., Ltd.                                                 22,069    276,321       0.0%
#   Kocom Co., Ltd.                                               53,803    410,847       0.0%
#   Kodaco Co., Ltd.                                             214,531    633,012       0.0%
#*  KODI-M Co., Ltd.                                             356,894    533,690       0.0%
#   Koentec Co., Ltd.                                            306,814    859,138       0.0%
    Koh Young Technology, Inc.                                    78,674  3,711,117       0.1%
#   Kolao Holdings                                               147,557    866,878       0.0%
#   Kolmar BNH Co., Ltd.                                          41,541    747,535       0.0%
#   Kolon Corp.                                                   48,367  2,653,615       0.1%
    Kolon Global Corp.                                            31,442    371,619       0.0%
#   Kolon Life Science, Inc.                                       1,839    227,416       0.0%
#   Kolon Plastic, Inc.                                           83,422    468,708       0.0%
    Komelon Corp.                                                 37,832    345,559       0.0%
*   KONA I Co., Ltd.                                             100,937    860,042       0.0%
#   Kook Soon Dang Brewery Co., Ltd.                              89,393    506,291       0.0%
#   Kopla Co., Ltd.                                               29,264    357,312       0.0%
#   Korea Alcohol Industrial Co., Ltd.                            89,552    714,029       0.0%
    Korea Autoglass Corp.                                         27,247    400,878       0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd.                     69,795    565,965       0.0%
#   Korea Circuit Co., Ltd.                                       79,720    927,480       0.0%
#   Korea District Heating Corp.                                  21,958  1,361,641       0.0%
    Korea Electric Terminal Co., Ltd.                             39,899  2,493,524       0.1%
#   Korea Electronic Certification Authority, Inc.               127,960    873,927       0.0%
#   Korea Electronic Power Industrial Development Co., Ltd.       74,881    296,740       0.0%
    Korea Export Packaging Industrial Co., Ltd.                    5,621     85,940       0.0%
    Korea Flange Co., Ltd.                                        20,776    231,771       0.0%
#   Korea Fuel-Tech Corp.                                         36,117    162,810       0.0%
#   Korea Industrial Co., Ltd.                                    95,471    339,834       0.0%
#*  Korea Information & Communications Co, Ltd.                  103,315    926,139       0.0%
#   Korea Information Certificate Authority, Inc.                101,295    588,744       0.0%
#   Korea Kolmar Holdings Co., Ltd.                               52,289  1,515,238       0.0%
#*  Korea Line Corp.                                             111,900  2,371,083       0.1%
#*  Korea Materials & Analysis Corp.                              32,509    631,006       0.0%
#   Korea United Pharm, Inc.                                      70,739  1,278,050       0.0%
    Korean Reinsurance Co.                                       282,642  2,805,423       0.1%
#   Kortek Corp.                                                  78,059  1,014,355       0.0%
    KPX Chemical Co., Ltd.                                        14,369    772,592       0.0%
#*  KR Motors Co., Ltd.                                           56,572     35,271       0.0%
#   Ksign Co., Ltd.                                              285,103    502,059       0.0%
    KSS LINE, Ltd.                                                72,590    538,648       0.0%
*   KT Hitel Co., Ltd.                                            96,504    597,030       0.0%
    KT Skylife Co., Ltd.                                         180,076  2,562,582       0.1%
#   KT Submarine Co., Ltd.                                       100,696    433,851       0.0%
#*  KTB Investment & Securities Co., Ltd.                        366,636  1,046,857       0.0%
#   KTCS Corp.                                                   202,052    454,341       0.0%
#   Ktis Corp.                                                   176,462    552,289       0.0%
#*  Kuk Young G&M                                                186,943    198,691       0.0%
#   Kukbo Design Co., Ltd.                                        18,010    239,650       0.0%
    Kukdo Chemical Co., Ltd.                                      24,731  1,043,256       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
*   Kukdong Corp.                                                  1,069 $    9,867       0.0%
#   Kukdong Oil & Chemicals Co., Ltd.                             75,508    244,465       0.0%
#*  Kum Yang Co., Ltd. .                                         101,497    231,857       0.0%
#*  Kumho Electric Co., Ltd.                                      18,861    180,633       0.0%
#   Kumho Industrial Co., Ltd.                                   132,048  1,085,170       0.0%
#*  Kumho Tire Co., Inc.                                         378,607  2,676,746       0.1%
#   Kumkang Kind Co., Ltd.                                        17,201    567,477       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                          234,808  1,819,339       0.1%
#*  Kwang Myung Electric Co., Ltd.                               278,852    721,092       0.0%
#   Kwangju Bank                                                 189,283  1,961,143       0.1%
*   Kyeryong Construction Industrial Co., Ltd.                    20,308    313,770       0.0%
    Kyobo Securities Co., Ltd.                                   141,085  1,183,927       0.0%
#   Kyongbo Pharmaceutical Co., Ltd.                              80,079    928,321       0.0%
#   Kyung Dong Navien Co., Ltd.                                   41,530  1,326,437       0.0%
#*  Kyung Nam Pharm Co., Ltd.                                     31,125    139,728       0.0%
#   Kyung-In Synthetic Corp.                                     193,710    756,097       0.0%
#   Kyungbang, Ltd.                                               61,785    797,844       0.0%
#   Kyungchang Industrial Co., Ltd.                               87,499    380,175       0.0%
#   KyungDong City Gas Co., Ltd.                                  16,891  1,071,738       0.0%
#   Kyungdong Pharm Co., Ltd.                                     47,088    777,900       0.0%
#   L&F Co., Ltd.                                                 16,505    253,001       0.0%
#*  LB Semicon, Inc.                                             220,837    544,963       0.0%
#   LEADCORP, Inc. (The)                                         115,261    724,071       0.0%
#*  Leaders Cosmetics Co., Ltd.                                   90,584  1,486,702       0.0%
    Lee Ku Industrial Co., Ltd.                                  203,505    359,119       0.0%
    LEENO Industrial, Inc.                                        71,549  2,677,574       0.1%
#   Leenos Corp.                                                 179,182    541,208       0.0%
    LF Corp.                                                     149,068  3,266,812       0.1%
    LG Hausys, Ltd.                                               48,842  4,289,799       0.1%
    LG International Corp.                                       214,286  6,116,339       0.1%
#   Lion Chemtech Co., Ltd.                                       56,351    847,369       0.0%
#*  LIS Co., Ltd.                                                 57,578    507,928       0.0%
#*  Liveplex Co., Ltd.                                           381,326    438,524       0.0%
#   LMS Co., Ltd.                                                 32,869    321,828       0.0%
#   Lock&Lock Co., Ltd.                                          154,467  1,932,755       0.1%
#*  LONGTU KOREA, Inc.                                            13,206    160,016       0.0%
#*  LOT Vacuum Co., Ltd.                                          50,206    590,426       0.0%
    LOTTE Fine Chemical Co., Ltd.                                139,854  4,731,075       0.1%
    Lotte Food Co., Ltd.                                           5,343  3,010,876       0.1%
    LOTTE Himart Co., Ltd.                                        73,525  3,553,389       0.1%
    Lotte Non-Life Insurance Co., Ltd.                           523,109  1,241,270       0.0%
    LS Industrial Systems Co., Ltd.                               99,113  4,422,230       0.1%
*   Lumens Co., Ltd.                                             317,869  1,013,165       0.0%
#   Lutronic Corp.                                                94,212  1,199,253       0.0%
#*  Macrogen, Inc.                                                66,897  1,739,002       0.1%
#   Maeil Dairy Industry Co., Ltd.                                47,074  2,233,936       0.1%
*   Majestar Co., Ltd.                                            28,647     34,696       0.0%
#*  Mcnex Co., Ltd.                                               38,722    762,715       0.0%
#   MDS Technology Co., Ltd.                                      45,925    929,882       0.0%
#*  Mediana Co., Ltd.                                             32,764    378,228       0.0%
#   Meerecompany, Inc.                                             7,991    293,234       0.0%
#   MegaStudy Co., Ltd.                                           18,677    526,852       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
    MegaStudyEdu Co., Ltd.                                           4,919 $  183,217       0.0%
#*  Melfas, Inc.                                                   138,000    799,561       0.0%
#   META BIOMED Co., Ltd.                                          137,952    491,429       0.0%
#*  Mgame Corp.                                                    117,865    544,132       0.0%
    Mi Chang Oil Industrial Co., Ltd.                                4,968    378,869       0.0%
#*  MiCo, Ltd.                                                     162,654    453,630       0.0%
#   Minwise Co., Ltd.                                               60,598  1,026,975       0.0%
    Mirae Asset Life Insurance Co., Ltd.                           405,482  1,989,368       0.1%
#*  Mirae Corp.                                                  2,226,388    574,711       0.0%
    Miwon Chemicals Co., Ltd.                                        3,630    213,756       0.0%
*   Miwon Commercial Co., Ltd.                                         716    143,249       0.0%
#   Miwon Specialty Chemical Co., Ltd.                               1,399    821,278       0.0%
#   MK Electron Co., Ltd.                                          115,208    879,234       0.0%
#   MK Trend Co., Ltd.                                              32,670    333,120       0.0%
#*  MNTech Co., Ltd.                                               123,572    662,904       0.0%
    Mobase Co., Ltd.                                                59,021    392,179       0.0%
#*  Moda, Inc.                                                      80,078    822,885       0.0%
#*  Moda-InnoChips Co., Ltd.                                        14,702    122,150       0.0%
    Modetour Network, Inc.                                          79,973  2,774,692       0.1%
#   Monalisa Co., Ltd.                                             104,072    542,498       0.0%
#   MonAmi Co., Ltd.                                               112,097    412,419       0.0%
#   Moorim P&P Co., Ltd.                                           153,611    558,600       0.0%
#*  Moorim Paper Co., Ltd.                                         149,278    358,109       0.0%
#   Motonic Corp.                                                   74,383    615,088       0.0%
#*  MPK Group, Inc.                                                151,072    225,539       0.0%
#   Muhak Co., Ltd.                                                106,269  2,149,671       0.1%
#   Multicampus Co, Ltd.                                            18,268    599,105       0.0%
#   Myungmoon Pharm Co., Ltd.                                      137,956    612,856       0.0%
    Namhae Chemical Corp.                                          172,692  1,392,595       0.0%
#*  Namsun Aluminum Co., Ltd.                                      496,334    542,543       0.0%
#*  Namuga Co., Ltd.                                                 9,406    311,964       0.0%
    Namyang Dairy Products Co., Ltd.                                 2,288  1,743,839       0.1%
#*  Nanos Co., Ltd.                                                 38,381     10,422       0.0%
#   Nasmedia Co., Ltd.                                              26,106  1,067,788       0.0%
#*  Naturalendo Tech Co., Ltd.                                      50,138    601,405       0.0%
#   NeoPharm Co., Ltd.                                              36,432    868,338       0.0%
#*  Neowiz                                                         112,898  1,160,126       0.0%
#*  NEOWIZ HOLDINGS Corp.                                           38,369    524,354       0.0%
*   NEPES Corp.                                                    135,307  1,152,768       0.0%
#   Nexen Corp.                                                    272,063  1,971,432       0.1%
    Nexen Tire Corp.                                               184,994  2,218,486       0.1%
*   Nexon GT Co., Ltd.                                             112,012    780,056       0.0%
#*  Next Entertainment World Co., Ltd.                              39,100    295,873       0.0%
#   Nexturn Co., Ltd.                                               53,400  1,086,051       0.0%
#*  NHN Entertainment Corp.                                        114,640  6,261,143       0.1%
#*  NHN KCP Corp.                                                   86,088  1,024,867       0.0%
    NICE Holdings Co., Ltd.                                        116,535  1,964,919       0.1%
#   Nice Information & Telecommunication, Inc.                      42,020  1,004,020       0.0%
#   NICE Information Service Co., Ltd.                             261,828  1,837,345       0.1%
#   NICE Total Cash Management Co., Ltd.                           114,914    893,213       0.0%
#*  NK Co., Ltd.                                                   272,803    476,614       0.0%
#   Nong Shim Holdings Co., Ltd.                                    12,807  1,215,618       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Nong Woo Bio Co., Ltd.                                          67,166 $1,035,029       0.0%
#   Noroo Holdings Co., Ltd.                                        13,599    178,749       0.0%
#   NOROO Paint & Coatings Co., Ltd.                                64,492    461,079       0.0%
    NPC                                                             66,771    382,596       0.0%
#   NS Shopping Co., Ltd.                                           13,972  2,087,389       0.1%
#*  Nuri Telecom Co., Ltd.                                          57,184    514,763       0.0%
#*  NUTRIBIOTECH Co., Ltd.                                          42,325    836,705       0.0%
#*  NUVOTEC Co., Ltd.                                              153,125    381,848       0.0%
#*  Omnisystem Co., Ltd.                                           258,001    607,516       0.0%
#*  ONDA Entertainment Co., Ltd.                                   171,971    381,195       0.0%
#   Openbase, Inc.                                                 201,345    742,451       0.0%
#   Opto Device Technology Co., Ltd.                                56,187    451,990       0.0%
#*  OPTRON-TEC, Inc.                                               122,304    770,099       0.0%
#*  Orientbio, Inc.                                                446,032    552,145       0.0%
#*  OSANGJAIEL Co., Ltd.                                            14,573    116,093       0.0%
#*  Osstem Implant Co., Ltd.                                        90,651  4,201,400       0.1%
#*  Osung LST Co., Ltd.                                            186,772    146,123       0.0%
#*  Pan-Pacific Co., Ltd.                                          197,431    682,607       0.0%
    Pang Rim Co., Ltd.                                              10,174    198,868       0.0%
#*  PaperCorea, Inc.                                             1,570,103    704,787       0.0%
#   Paradise Co., Ltd.                                             316,515  3,917,195       0.1%
#   Partron Co., Ltd.                                              349,480  3,343,649       0.1%
#*  Paru Co., Ltd.                                                 214,272    607,824       0.0%
#*  People & Technologies, Inc.                                     37,322    383,288       0.0%
#   PHARMA RESEARCH PRODUCTS Co., Ltd.                              29,057    912,231       0.0%
#*  Pharmicell Co., Ltd.                                            85,904    328,381       0.0%
#*  Phoenix Materials Co., Ltd.                                    340,119    381,970       0.0%
    Pixelplus Co., Ltd.                                             29,482    353,302       0.0%
*   PNE Solution Co., Ltd.                                           4,186     24,926       0.0%
#*  Pobis TNC Co., Ltd.                                            236,542    471,995       0.0%
    Poongsan Corp.                                                 152,642  5,232,247       0.1%
#   Poongsan Holdings Corp.                                         28,344  1,187,865       0.0%
#   POSCO Chemtech Co., Ltd.                                       159,112  2,012,462       0.1%
    POSCO Coated & Color Steel Co., Ltd.                            13,777    375,813       0.0%
#   Posco ICT Co., Ltd.                                            406,650  2,450,128       0.1%
    Posco M-Tech Co., Ltd.                                         148,368    353,108       0.0%
#*  Power Logics Co., Ltd.                                         180,807    837,535       0.0%
*   Prostemics Co., Ltd.                                           138,631    469,719       0.0%
    Protec Co., Ltd.                                                 2,873     38,373       0.0%
    PS TEC Co., Ltd.                                                 6,466     28,147       0.0%
#   PSK, Inc.                                                      111,558  1,362,298       0.0%
#   Pulmuone Co., Ltd.                                               7,229    825,228       0.0%
#   Pyeong Hwa Automotive Co., Ltd.                                 91,024  1,087,461       0.0%
#*  RaonSecure Co., Ltd.                                           147,021    406,672       0.0%
#*  Redrover Co., Ltd.                                             202,805  1,031,943       0.0%
#   Reyon Pharmaceutical Co., Ltd.                                  34,594    838,865       0.0%
#   RFsemi Technologies, Inc.                                       30,415    234,833       0.0%
#*  RFTech Co., Ltd.                                               125,838    734,801       0.0%
#   Robostar Co., Ltd.                                              46,444    721,527       0.0%
#*  S Net Systems, Inc.                                             90,412    485,133       0.0%
#*  S&S Tech Corp.                                                 111,557    612,405       0.0%
#*  S&T Corp.                                                       14,935    247,924       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
*   S&T Dynamics Co., Ltd.                                       164,411 $1,295,953       0.0%
    S&T Holdings Co., Ltd.                                        52,081    718,179       0.0%
#   S&T Motiv Co., Ltd.                                           68,387  2,703,990       0.1%
#*  S-Connect Co., Ltd.                                          402,406  1,028,120       0.0%
    S-Energy Co., Ltd.                                            63,166    443,365       0.0%
#*  S-MAC Co., Ltd.                                              364,557    770,370       0.0%
#   S.Y. Panel Co., Ltd.                                          77,625    542,752       0.0%
#   Saeron Automotive Corp.                                        2,640     17,586       0.0%
#   Sajo Industries Co., Ltd.                                     21,177  1,289,168       0.0%
#*  Sajodongaone Co., Ltd.                                       149,799    216,436       0.0%
*   SAJOHAEPYO Corp.                                                 574      5,898       0.0%
#   Sam Chun Dang Pharm Co., Ltd.                                102,144  1,265,285       0.0%
#*  SAM KANG M&T Co., Ltd.                                        75,787    444,525       0.0%
    Sam Young Electronics Co., Ltd.                               74,857    854,310       0.0%
#   Sam Yung Trading Co., Ltd.                                    67,574  1,110,262       0.0%
    Sam-A Pharm Co., Ltd.                                          4,439     77,785       0.0%
#   Sambo Motors Co., Ltd.                                        16,143     88,236       0.0%
    Samchully Co., Ltd.                                           18,666  1,738,193       0.0%
#   Samchuly Bicycle Co., Ltd.                                    56,388    651,518       0.0%
#   Samho Development Co., Ltd.                                   85,570    344,353       0.0%
#*  Samho International Co., Ltd.                                 41,074    608,092       0.0%
#   SAMHWA Paints Industrial Co., Ltd.                            62,525    478,138       0.0%
#   Samick Musical Instruments Co., Ltd.                         434,190    829,050       0.0%
#   Samick THK Co., Ltd.                                          71,765    904,072       0.0%
#*  Samji Electronics Co., Ltd.                                   77,681    604,897       0.0%
#*  Samjin LND Co., Ltd.                                          98,862    252,646       0.0%
    Samjin Pharmaceutical Co., Ltd.                               71,670  2,130,275       0.1%
#   Samkee Automotive Co., Ltd.                                  109,961    316,750       0.0%
#   Samkwang Glass                                                22,013  1,143,248       0.0%
#   Sammok S-Form Co., Ltd.                                       59,384    713,591       0.0%
#*  SAMPYO Cement Co., Ltd.                                      163,983    544,566       0.0%
*   Samsung Pharmaceutical Co., Ltd.                              29,487     93,699       0.0%
#   SAMT Co., Ltd.                                               430,729    820,280       0.0%
#   Samwha Capacitor Co., Ltd.                                    61,058    713,263       0.0%
    Samyang Corp.                                                 21,381  1,808,497       0.1%
#   Samyang Foods Co., Ltd.                                       21,515  1,070,367       0.0%
    Samyang Holdings Corp.                                        26,732  2,969,734       0.1%
#   Samyang Tongsang Co., Ltd.                                    11,841    571,269       0.0%
*   Samyoung Chemical Co., Ltd.                                  136,867    203,907       0.0%
    Samyoung M-Tek Co., Ltd.                                      10,739     48,319       0.0%
#   Sang-A Frontec Co., Ltd.                                      38,565    407,456       0.0%
#*  Sangbo Corp.                                                 169,943    478,924       0.0%
#   Sangsin Brake                                                 27,844    165,603       0.0%
*   Sapphire Technology Co., Ltd.                                 15,530     32,046       0.0%
#   SaraminHR Co, Ltd.                                            41,326    759,989       0.0%
#   Satrec Initiative Co., Ltd.                                   19,756    695,922       0.0%
#   SAVEZONE I&C Corp.                                            82,400    377,272       0.0%
#*  SBI Investment Korea Co., Ltd.                               257,130    154,836       0.0%
    SBS Contents Hub Co., Ltd.                                    45,751    341,130       0.0%
    SBS Media Holdings Co., Ltd.                                 325,519    817,891       0.0%
#*  SBW                                                          842,879  1,106,276       0.0%
#*  SDN Co., Ltd.                                                233,470    280,822       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Seah Besteel Corp.                                              97,183 $2,382,784       0.1%
    SeAH Holdings Corp.                                              4,924    592,836       0.0%
    SeAH Steel Corp.                                                21,656  1,846,927       0.1%
#   Sebang Co., Ltd.                                                70,722    962,233       0.0%
    Sebang Global Battery Co., Ltd.                                 49,797  1,640,849       0.0%
*   Seegene, Inc.                                                   58,471  1,830,652       0.1%
#   Sejong Industrial Co., Ltd.                                     71,970    593,161       0.0%
*   Sejong Telecom, Inc.                                         1,173,567  1,012,457       0.0%
#   Sejoong Co., Ltd.                                               70,736    262,588       0.0%
#   Sekonix Co., Ltd.                                               63,573    985,543       0.0%
#*  Selvas AI Inc.                                                 111,896    433,996       0.0%
#   Sempio Co.                                                       6,723    219,500       0.0%
#   Sempio Foods Co.                                                14,221    461,886       0.0%
#   Semyung Electric Machinery Co., Ltd.                             9,493     48,914       0.0%
#   Seobu T&D                                                      123,470  1,828,012       0.1%
#   Seohan Co., Ltd.                                               587,338  1,405,097       0.0%
#   Seohee Construction Co., Ltd.                                1,033,788  1,189,795       0.0%
#   Seondo Electric Co., Ltd.                                       91,667    319,673       0.0%
#   Seoul Auction Co., Ltd.                                         82,515    655,900       0.0%
#   Seoul Pharma Co., Ltd.                                          22,333    202,060       0.0%
#   Seoul Semiconductor Co., Ltd.                                  304,747  5,030,673       0.1%
#   Seowon Co., Ltd.                                               169,363    215,486       0.0%
#   SEOWONINTECH Co., Ltd.                                          73,343    763,195       0.0%
#   Seoyon Co., Ltd.                                               109,742    973,694       0.0%
#*  Sewon Cellontech Co., Ltd.                                     341,652    768,223       0.0%
    Sewon Precision Industry Co., Ltd.                              23,797    397,080       0.0%
#   SEWOONMEDICAL Co., Ltd.                                        160,214    566,793       0.0%
    SFA Engineering Corp.                                           76,819  5,276,108       0.1%
#*  SFA Semicon Co, Ltd.                                           569,514  1,184,623       0.0%
#*  SFC Co., Ltd.                                                  159,821    457,634       0.0%
#*  SG Corp.                                                       865,420    881,426       0.0%
#*  SG&G Corp.                                                      84,340    288,661       0.0%
#*  SGA Co., Ltd.                                                  557,807    572,915       0.0%
#   SH Energy & Chemical Co., Ltd.                                 739,431    979,859       0.0%
#*  Shin Poong Pharmaceutical Co., Ltd.                            286,037  1,586,447       0.0%
#   Shinil Industrial Co., Ltd.                                    301,022    551,791       0.0%
#   Shinsegae Engineering & Construction Co., Ltd.                  19,334    613,211       0.0%
#   Shinsegae Food Co., Ltd.                                        17,789  2,430,262       0.1%
#   Shinsegae Information & Communication Co., Ltd.                  8,076    531,229       0.0%
    Shinsegae International, Inc.                                   19,972  1,283,132       0.0%
#*  Shinsung E&G Energy Co., Ltd.                                1,034,116  1,652,405       0.0%
#*  Shinsung Tongsang Co., Ltd.                                    608,989    631,143       0.0%
#   Shinwha Intertek Corp.                                         201,959    712,444       0.0%
#*  Shinwon Corp.                                                  173,143    277,493       0.0%
#   Shinyoung Securities Co., Ltd.                                  25,594  1,122,128       0.0%
#   SHOWBOX Corp.                                                  272,250  1,310,121       0.0%
#*  Signal Entertainment Group Corp.                               495,519    295,513       0.0%
#*  Signetics Corp.                                                354,106    422,914       0.0%
#*  SIGONG TECH Co., Ltd.                                           91,546    564,630       0.0%
#   Silicon Works Co., Ltd.                                         78,879  2,029,565       0.1%
#   Silla Co., Ltd.                                                 46,048    590,989       0.0%
    SIMMTECH Co., Ltd.                                              42,126    393,589       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  SIMMTECH HOLDINGS Co., Ltd.                                    174,870 $  509,569       0.0%
    SIMPAC, Inc.                                                    96,815    419,850       0.0%
    Sindoh Co., Ltd.                                                30,684  1,415,685       0.0%
#*  Sinjin SM Co., Ltd.                                              4,208     37,523       0.0%
    SJM Co., Ltd.                                                   34,349    190,701       0.0%
#   SK Bioland Co., Ltd.                                            71,604  1,163,320       0.0%
#   SK D&D Co., Ltd.                                                27,855    675,397       0.0%
#   SK Gas, Ltd.                                                    31,515  3,251,680       0.1%
#*  SK Securities Co., Ltd.                                      3,333,510  3,509,000       0.1%
#   SKC Co., Ltd.                                                  152,172  3,828,836       0.1%
#*  SKC Solmics Co., Ltd.                                          200,739    652,739       0.0%
#   SKCKOLONPI, Inc.                                               102,904  1,536,484       0.0%
    SL Corp.                                                        95,286  1,515,330       0.0%
#*  SM Culture & Contents Co., Ltd.                                309,358    560,892       0.0%
#*  SM Entertainment Co.                                           131,762  2,991,210       0.1%
#   SMCo.re, Inc.                                                   25,857    334,017       0.0%
#   SMEC Co., Ltd.                                                 146,477    549,835       0.0%
#*  SNTEK Co., Ltd.                                                  5,937     35,480       0.0%
#*  SNU Precision Co., Ltd.                                        147,168    612,629       0.0%
#*  Solborn, Inc.                                                  114,653    616,884       0.0%
#*  Solid, Inc.                                                    189,405    411,818       0.0%
    Songwon Industrial Co., Ltd.                                   110,517  1,746,857       0.1%
#*  Sonokong Co., Ltd.                                             143,503    733,882       0.0%
#   Soosan Heavy Industries Co., Ltd.                              206,213    318,686       0.0%
#   Soulbrain Co., Ltd.                                             69,163  3,341,198       0.1%
#*  Spero Global Co., Ltd.                                          74,501    190,712       0.0%
#   SPG Co., Ltd.                                                   63,170    315,169       0.0%
#   Spigen Korea Co., Ltd.                                          19,858    878,972       0.0%
    Ssangyong Cement Industrial Co., Ltd.                           39,393    461,389       0.0%
*   Ssangyong Information & Communication                            9,607     18,443       0.0%
#   Ssangyong Materials Corp.                                      170,937    447,135       0.0%
*   Ssangyong Motor Co.                                            241,318  1,598,996       0.0%
#   Suheung Co., Ltd.                                               42,994  1,410,879       0.0%
    Sun Kwang Co., Ltd.                                             11,977    194,659       0.0%
#   Sunchang Corp.                                                  54,857    515,856       0.0%
#*  SundayToz Corp.                                                 37,977    746,753       0.0%
#   Sung Bo Chemicals Co., Ltd.                                     56,100    308,188       0.0%
#   Sung Kwang Bend Co., Ltd.                                      145,690  1,349,595       0.0%
#   Sungchang Enterprise Holdings, Ltd.                            422,410  1,099,358       0.0%
#   Sungdo Engineering & Construction Co., Ltd.                     30,918    175,194       0.0%
#*  Sungshin Cement Co., Ltd.                                      115,422    706,980       0.0%
    Sungwoo Hitech Co., Ltd.                                       260,089  1,693,317       0.0%
#   Sunjin Co., Ltd.                                                67,046  1,197,388       0.0%
#*  Suprema HQ, Inc.                                                36,612    261,605       0.0%
#*  Suprema, Inc.                                                   33,897    666,397       0.0%
#*  Synopex, Inc.                                                  433,796    697,393       0.0%
#   Systems Technology, Inc.                                        72,171    830,015       0.0%
*   T'way Holdings, Inc.                                           223,546    520,518       0.0%
    Tae Kyung Industrial Co., Ltd.                                  39,841    169,011       0.0%
    Taekwang Industrial Co., Ltd.                                    2,850  2,230,747       0.1%
#*  Taewoong Co., Ltd.                                              77,840  1,794,064       0.1%
#*  Taeyoung Engineering & Construction Co., Ltd.                  296,040  1,643,159       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Taihan Textile Co., Ltd.                                         1,058 $   82,914       0.0%
#   Tailim Packaging Co., Ltd.                                      27,085     73,146       0.0%
#*  TBH Global Co., Ltd.                                           101,248    714,815       0.0%
#   TechWing, Inc.                                                  96,011  1,028,283       0.0%
#   Tera Semicon Co., Ltd.                                          54,745  1,521,688       0.0%
#   TES Co., Ltd.                                                  101,888  2,330,444       0.1%
*   Tesna Co., Ltd.                                                  3,847     50,501       0.0%
#*  Texcell-NetCom Co., Ltd.                                       244,545  1,626,085       0.0%
#*  Theragen Etex Co., Ltd.                                         42,112    219,238       0.0%
#*  Thinkware Systems Corp.                                         48,447    502,050       0.0%
#*  TK Chemical Corp.                                              294,194    497,641       0.0%
#   TK Corp.                                                       114,382    910,255       0.0%
#   TLI, Inc.                                                       23,474    124,025       0.0%
#   Tokai Carbon Korea Co., Ltd.                                    36,022  1,108,961       0.0%
#   Tong Yang Moolsan Co., Ltd.                                    332,550    535,230       0.0%
    Tongyang Life Insurance Co., Ltd.                              287,777  2,538,011       0.1%
#   Tongyang, Inc.                                               1,407,545  2,660,954       0.1%
#   Tonymoly Co., Ltd.                                              45,846    856,042       0.0%
#   Top Engineering Co., Ltd.                                       77,972    498,507       0.0%
#   Toptec Co., Ltd.                                               124,617  2,998,680       0.1%
#   Tovis Co., Ltd.                                                103,377    745,323       0.0%
#*  Trais Co., Ltd.                                                 24,456     52,358       0.0%
    TS Corp.                                                        29,456    659,979       0.0%
#   UBCare Co., Ltd.                                               189,032    597,783       0.0%
#   Ubiquoss Holdings, Inc.                                         74,193    436,456       0.0%
#*  Ubiquoss, Inc.                                                  23,646    495,612       0.0%
#*  Ubivelox, Inc.                                                  25,329    240,397       0.0%
#*  Ugint Co., Ltd.                                              2,294,490    867,755       0.0%
    UIL Co., Ltd.                                                   26,259    276,738       0.0%
#   Uju Electronics Co., Ltd.                                       51,487    755,108       0.0%
    Unid Co., Ltd.                                                  37,880  1,596,230       0.0%
#   Union Semiconductor Equipment & Materials Co., Ltd.            187,300  1,020,111       0.0%
#   Uniquest Corp.                                                  88,372    539,570       0.0%
#*  Unison Co., Ltd.                                                65,618    100,153       0.0%
#   UniTest, Inc.                                                  116,670  1,105,833       0.0%
#   Value Added Technologies Co., Ltd.                              58,337  1,494,972       0.0%
#   Very Good Leisure Co., Ltd.                                     25,853    253,306       0.0%
#   Viatron Technologies, Inc.                                      77,784  1,406,466       0.0%
#*  Vidente Co., Ltd.                                               84,403    305,227       0.0%
    Vieworks Co., Ltd.                                              58,454  3,382,535       0.1%
#   Visang Education, Inc.                                          50,283    651,596       0.0%
#   Vitzrocell Co., Ltd.                                            80,528  1,026,150       0.0%
#*  W Holding Co., Ltd.                                            499,901    315,017       0.0%
#*  Webzen, Inc.                                                   123,650  2,198,263       0.1%
#*  Welcron Co., Ltd.                                              155,384    489,465       0.0%
#   WeMade Entertainment Co., Ltd.                                  74,933  2,028,242       0.1%
#   Whanin Pharmaceutical Co., Ltd.                                 99,018  1,500,671       0.0%
#*  WillBes & Co. (The)                                            340,995    735,003       0.0%
#   Winix, Inc.                                                     44,681    426,204       0.0%
#*  Winnova Co., Ltd.                                              436,462    299,183       0.0%
#   Wins Co., Ltd.                                                  58,955    660,302       0.0%
#   WiSoL Co., Ltd.                                                131,192  1,842,594       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH KOREA -- (Continued)
*   WIZIT Co., Ltd.                                                529,225 $    545,915       0.0%
#*  WONIK CUBE Corp.                                                13,011       27,667       0.0%
#*  Wonik Holdings Co., Ltd.                                       287,753    1,664,766       0.0%
#*  WONIK IPS Co., Ltd.                                            176,725    4,019,469       0.1%
#*  Wonik Materials Co., Ltd.                                       24,255    1,352,557       0.0%
#*  Wonik QnC Corp.                                                126,286    1,120,151       0.0%
    Woojin, Inc.                                                     2,070       10,728       0.0%
#*  Woongjin Co., Ltd.                                             353,469      688,522       0.0%
#*  Woongjin Energy Co., Ltd.                                      138,987      613,890       0.0%
*   Woongjin Thinkbig Co., Ltd.                                    182,310    1,414,236       0.0%
#*  Woori Investment Bank Co., Ltd.                              2,230,839    1,213,863       0.0%
#*  Woori Technology, Inc.                                         485,786      308,871       0.0%
#*  Wooridul Pharmaceutical, Ltd.                                   53,501      765,729       0.0%
#   Woory Industrial Co., Ltd.                                      40,403      894,279       0.0%
#   Wooshin Systems Co., Ltd.                                       10,191       52,290       0.0%
#   Woosu AMS Co., Ltd.                                            139,479      361,328       0.0%
#   WooSung Feed Co., Ltd.                                         141,462      492,132       0.0%
#   Y G-1 Co., Ltd.                                                 83,466      791,984       0.0%
#*  YD Online Corp.                                                149,819      557,249       0.0%
#*  YeaRimDang Publishing Co., Ltd.                                 86,497      453,440       0.0%
#   Yeong Hwa Metal Co., Ltd.                                      195,869      311,338       0.0%
#   YES24 Co., Ltd.                                                 43,089      261,236       0.0%
    YESCO Co., Ltd.                                                 18,211      589,615       0.0%
#   YG Entertainment, Inc.                                          93,654    2,480,890       0.1%
#*  YG Plus                                                         60,153      128,931       0.0%
#*  YJM Games Co., Ltd.                                            138,432      542,833       0.0%
#   YMC Co., Ltd.                                                   42,052      487,384       0.0%
#*  Yonwoo Co., Ltd.                                                30,633      859,282       0.0%
#   Yoosung Enterprise Co., Ltd.                                   142,242      566,159       0.0%
#   YooSung T&S Co., Ltd.                                          106,473      446,791       0.0%
    Youlchon Chemical Co., Ltd.                                     73,188      855,470       0.0%
#   Young Heung Iron & Steel Co., Ltd.                             287,784      415,670       0.0%
#   Young Poong Precision Corp.                                     79,593      618,861       0.0%
    Youngone Holdings Co., Ltd.                                     36,935    1,724,787       0.0%
#*  YoungWoo DSP Co., Ltd.                                          71,092      699,244       0.0%
    YTN Co., Ltd.                                                   73,837      165,098       0.0%
#*  Yuanta Securities Korea Co., Ltd.                              733,238    2,180,956       0.1%
#   YuHwa Securities Co., Ltd.                                      13,060      173,738       0.0%
#*  Yungjin Pharmaceutical Co., Ltd.                                22,517      168,952       0.0%
#*  Yuyang DNU Co., Ltd.                                           208,417      735,678       0.0%
#   Zeus Co., Ltd.                                                  45,926      772,449       0.0%
#*  Zungwon En-Sys, Inc.                                            86,136      188,230       0.0%
                                                                           ------------      ----
TOTAL SOUTH KOREA                                                           886,000,191      13.6%
                                                                           ------------      ----
TAIWAN -- (15.5%)
#   A-DATA Technology Co., Ltd.                                  1,519,879    3,597,720       0.1%
    Ability Enterprise Co., Ltd.                                 1,706,293    1,133,352       0.0%
#   AcBel Polytech, Inc.                                         2,979,599    2,310,721       0.1%
#   Accton Technology Corp.                                      3,313,763    7,517,003       0.1%
    ACES Electronic Co., Ltd.                                      605,000      500,875       0.0%
#   Achem Technology Corp.                                       1,616,860      559,926       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
*   Acme Electronics Corp.                                         529,000 $  196,476       0.0%
#   Acter Co., Ltd.                                                255,000  1,114,847       0.0%
#*  Action Electronics Co., Ltd.                                 1,413,000    496,615       0.0%
#   Actron Technology Corp.                                        465,150  1,640,530       0.0%
    Addcn Technology Co., Ltd.                                      88,299    659,217       0.0%
#   Adlink Technology, Inc.                                        864,031  1,897,628       0.0%
#   Advanced Ceramic X Corp.                                       297,000  3,127,398       0.1%
*   Advanced Connectek, Inc.                                     1,202,000    432,370       0.0%
    Advanced International Multitech Co., Ltd.                     576,000    531,102       0.0%
#   Advanced Optoelectronic Technology, Inc.                       185,000    175,789       0.0%
#   Advanced Wireless Semiconductor Co.                          1,014,000  2,060,433       0.1%
#   Advancetek Enterprise Co., Ltd.                                977,779    648,455       0.0%
*   AGV Products Corp.                                           3,358,433    837,954       0.0%
#   AimCore Technology Co., Ltd.                                   334,589    293,282       0.0%
*   Airmate Cayman International Co., Ltd.                          54,000     53,345       0.0%
    Alchip Technologies, Ltd.                                      116,000    230,127       0.0%
    Alcor Micro Corp.                                              312,000    224,275       0.0%
#*  ALI Corp.                                                    2,195,000  1,127,594       0.0%
#   All Ring Tech Co., Ltd.                                        440,000  1,143,273       0.0%
    Allis Electric Co., Ltd.                                        54,000     18,601       0.0%
#   Alltek Technology Corp.                                        695,855    590,359       0.0%
#   Alltop Technology Co., Ltd.                                    393,000    910,952       0.0%
#   Alpha Networks, Inc.                                         2,014,386  1,636,230       0.0%
#   Altek Corp.                                                  1,805,945  1,607,623       0.0%
#   Amazing Microelectronic Corp.                                  326,000    693,737       0.0%
    Ambassador Hotel (The)                                       1,639,000  1,268,591       0.0%
#   AMICCOM Electronics Corp.                                      321,000    480,022       0.0%
#   AMPOC Far-East Co., Ltd.                                       612,444    575,386       0.0%
#   AmTRAN Technology Co., Ltd.                                  5,840,951  4,245,430       0.1%
#   Anpec Electronics Corp.                                        585,590    738,192       0.0%
    AP Memory Technology Corp.                                     138,000    397,990       0.0%
#   Apacer Technology, Inc.                                        609,325    792,379       0.0%
*   APCB, Inc.                                                     832,000    857,245       0.0%
    Apex Biotechnology Corp.                                       654,483    843,654       0.0%
    Apex International Co., Ltd.                                   665,293    648,835       0.0%
#   Apex Medical Corp.                                             477,500    489,090       0.0%
#   Apex Science & Engineering                                   1,046,132    296,442       0.0%
#   Arcadyan Technology Corp.                                      939,718  1,580,906       0.0%
    Ardentec Corp.                                               2,913,274  2,391,776       0.1%
*   Arima Communications Corp.                                     769,644    124,682       0.0%
#*  Asia Optical Co., Inc.                                       1,615,000  3,100,219       0.1%
#   Asia Plastic Recycling Holding, Ltd.                         1,226,398    601,344       0.0%
#   Asia Polymer Corp.                                           2,135,987  1,312,602       0.0%
#   Asia Vital Components Co., Ltd.                              2,146,058  1,784,444       0.0%
#   ASMedia Technology, Inc.                                       162,000  1,679,044       0.0%
#   ASPEED Technology, Inc.                                        157,599  3,056,177       0.1%
#   ASROCK, Inc.                                                   141,000    189,855       0.0%
    Aten International Co., Ltd.                                   622,479  1,712,941       0.0%
    Audix Corp.                                                    614,600    855,207       0.0%
#   AURAS Technology Co., Ltd.                                     424,148  1,154,572       0.0%
#   Aurona Industries, Inc.                                        418,000    418,171       0.0%
#   Aurora Corp.                                                   720,499  1,382,740       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Avalue Technology, Inc.                                         266,000 $  494,634       0.0%
    Avermedia Technologies                                          767,446    263,186       0.0%
*   Avision, Inc.                                                   437,000    103,701       0.0%
#   AVY Precision Technology, Inc.                                  388,670    629,468       0.0%
#   Awea Mechantronic Co., Ltd.                                     273,210    289,786       0.0%
#   Axiomtek Co., Ltd.                                              354,000    690,840       0.0%
    Bank of Kaohsiung Co., Ltd.                                   2,798,079    899,409       0.0%
#   Basso Industry Corp.                                            786,900  2,242,271       0.1%
#   BenQ Materials Corp.                                          1,272,000    688,478       0.0%
#   BES Engineering Corp.                                        10,187,750  2,110,669       0.1%
#   Bionet Corp.                                                    132,000    121,058       0.0%
#   Bionime Corp.                                                   166,000    419,873       0.0%
*   Biostar Microtech International Corp.                         1,025,975    409,569       0.0%
#   Bioteque Corp.                                                  401,308  1,281,159       0.0%
#   Bizlink Holding, Inc.                                           717,954  4,296,053       0.1%
#   Boardtek Electronics Corp.                                      798,000    732,872       0.0%
#   Bon Fame Co., Ltd.                                              129,000    487,162       0.0%
#   Bothhand Enterprise, Inc.                                       337,000    745,007       0.0%
#   Bright Led Electronics Corp.                                    525,520    293,127       0.0%
#*  Browave Corp.                                                   438,000    799,716       0.0%
#*  C Sun Manufacturing, Ltd.                                       722,221    465,236       0.0%
    C-Media Electronics, Inc.                                        69,000     50,542       0.0%
#*  Cameo Communications, Inc.                                      393,818    119,724       0.0%
#   Capital Futures Corp.                                           457,039    532,975       0.0%
#   Capital Securities Corp.                                     13,512,142  4,472,524       0.1%
    Career Technology MFG. Co., Ltd.                              2,145,000  1,441,876       0.0%
#*  Carnival Industrial Corp.                                     1,419,000    246,445       0.0%
#   Casetek Holdings, Ltd.                                          847,000  2,510,439       0.1%
    Cathay Chemical Works                                            30,000     16,802       0.0%
    Cathay Real Estate Development Co., Ltd.                      4,217,700  2,831,755       0.1%
#   Cayman Engley Industrial Co., Ltd.                              110,000    573,960       0.0%
    Celxpert Energy Corp.                                            44,000     30,990       0.0%
#*  Center Laboratories, Inc.                                       776,000  1,478,031       0.0%
    Central Reinsurance Co., Ltd.                                   919,410    437,441       0.0%
#   ChainQui Construction Development Co., Ltd.                     379,083    224,650       0.0%
*   Champion Building Materials Co., Ltd.                         2,163,851    559,761       0.0%
#   Champion Microelectronic Corp.                                  256,922    294,174       0.0%
    Chang Wah Electromaterials, Inc.                                213,905  1,105,127       0.0%
#   Chang Wah Technology Co., Ltd.                                   47,000    576,705       0.0%
#   Channel Well Technology Co., Ltd.                             1,019,000  1,046,025       0.0%
    Chant Sincere Co., Ltd.                                         215,000    279,801       0.0%
#   Charoen Pokphand Enterprise                                   1,319,985  2,485,357       0.1%
#   Chaun-Choung Technology Corp.                                   451,000  1,769,387       0.0%
#   CHC Healthcare Group                                            260,000    366,456       0.0%
#   CHC Resources Corp.                                             429,348    767,119       0.0%
#   Chen Full International Co., Ltd.                               636,000  1,068,384       0.0%
#   Chenbro Micom Co., Ltd.                                         417,000    735,149       0.0%
#   Cheng Loong Corp.                                             5,698,383  2,699,408       0.1%
#   Cheng Uei Precision Industry Co., Ltd.                        3,066,331  4,304,526       0.1%
#   Chenming Mold Industry Corp.                                    684,437    491,337       0.0%
    Chia Chang Co., Ltd.                                            878,000    756,907       0.0%
#   Chia Hsin Cement Corp.                                        2,012,121    718,967       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Chian Hsing Forging Industrial Co., Ltd.                        263,000 $  473,774       0.0%
#   Chicony Power Technology Co., Ltd.                              902,210  1,677,451       0.0%
    Chien Kuo Construction Co., Ltd.                              1,568,312    470,657       0.0%
#   Chilisin Electronics Corp.                                      603,315  1,641,160       0.0%
#   Chime Ball Technology Co., Ltd.                                 119,698    201,275       0.0%
#   Chimei Materials Technology Corp.                             2,148,900  1,081,284       0.0%
#   Chin-Poon Industrial Co., Ltd.                                2,503,207  5,103,392       0.1%
    China Bills Finance Corp.                                     3,277,000  1,607,528       0.0%
#   China Chemical & Pharmaceutical Co., Ltd.                     1,852,000  1,144,421       0.0%
#   China Ecotek Corp.                                              200,000    286,355       0.0%
*   China Electric Manufacturing Corp.                            1,404,900    360,531       0.0%
    China General Plastics Corp.                                  2,274,147  2,007,318       0.0%
    China Glaze Co., Ltd.                                           507,002    203,155       0.0%
#   China Man-Made Fiber Corp.                                    6,524,972  1,711,029       0.0%
    China Metal Products                                          1,714,603  1,678,462       0.0%
#*  China Petrochemical Development Corp.                        16,055,000  6,061,420       0.1%
#   China Steel Chemical Corp.                                      976,554  3,867,618       0.1%
#   China Steel Structure Co., Ltd.                                 585,000    409,937       0.0%
#   China Synthetic Rubber Corp.                                  3,261,573  3,299,066       0.1%
    China Wire & Cable Co., Ltd.                                    695,160    570,407       0.0%
#   Chinese Maritime Transport, Ltd.                                634,594    600,790       0.0%
#   Chipbond Technology Corp.                                     4,218,000  6,290,530       0.1%
#   ChipMOS TECHNOLOGIES, Inc.                                    1,535,000  1,351,858       0.0%
    ChipMOS TECHNOLOGIES, Inc. ADR                                    4,998     87,165       0.0%
#   Chlitina Holding, Ltd.                                          290,000  1,391,795       0.0%
#   Chong Hong Construction Co., Ltd.                             1,282,666  2,990,675       0.1%
#   Chroma ATE, Inc.                                              1,973,821  6,170,592       0.1%
    Chun YU Works & Co., Ltd.                                     1,382,000    636,069       0.0%
    Chun Yuan Steel                                               2,384,529    952,549       0.0%
#*  Chung Hung Steel Corp.                                        6,165,979  1,846,869       0.0%
#   Chung Hwa Pulp Corp.                                          2,943,405    980,145       0.0%
    Chung-Hsin Electric & Machinery Manufacturing Corp.           2,779,375  1,735,712       0.0%
#   Chunghwa Chemical Synthesis & Biotech Co., Ltd.                 165,000    143,209       0.0%
*   Chunghwa Picture Tubes, Ltd.                                 14,410,000    652,381       0.0%
#   Chyang Sheng Dyeing & Finishing Co., Ltd.                       297,000    268,505       0.0%
    Cleanaway Co., Ltd.                                             459,000  2,616,266       0.1%
#   Clevo Co.                                                     3,076,200  2,816,678       0.1%
*   CMC Magnetics Corp.                                          15,197,566  1,896,713       0.0%
#*  Co-Tech Development Corp.                                       768,000  1,276,445       0.0%
    CoAdna Holdings, Inc.                                            44,000     70,722       0.0%
#   CoAsia Microelectronics Corp.                                   803,397    419,148       0.0%
#   Coland Holdings, Ltd.                                           322,000    429,231       0.0%
    Collins Co., Ltd.                                               562,431    220,813       0.0%
    Compeq Manufacturing Co., Ltd.                                7,428,000  5,465,058       0.1%
#   Compucase Enterprise                                            477,000    652,319       0.0%
    Concord Securities Co., Ltd.                                  3,059,000    692,985       0.0%
#   Concraft Holding Co., Ltd.                                      143,000    605,764       0.0%
    Continental Holdings Corp.                                    3,306,320  1,194,852       0.0%
#   Contrel Technology Co., Ltd.                                    895,000    662,148       0.0%
#   Coremax Corp.                                                   321,000    571,278       0.0%
    Coretronic Corp.                                              3,022,200  4,279,916       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
#   Cowealth Medical Holding Co., Ltd.                              95,000 $  142,832       0.0%
#   Coxon Precise Industrial Co., Ltd.                             820,000    832,742       0.0%
#   Creative Sensor, Inc.                                          333,000    264,831       0.0%
#   CSBC Corp. Taiwan                                            2,980,610  1,387,881       0.0%
#   Cub Elecparts, Inc.                                            332,257  3,478,428       0.1%
#   CviLux Corp.                                                   520,040    566,881       0.0%
#   CX Technology Co., Ltd.                                        432,000    466,491       0.0%
#   Cyberlink Corp.                                                526,697  1,169,476       0.0%
#   CyberPower Systems, Inc.                                       264,000    857,403       0.0%
    CyberTAN Technology, Inc.                                    2,019,779  1,317,864       0.0%
#   Cypress Technology Co., Ltd.                                   242,000  1,178,781       0.0%
#   D-Link Corp.                                                 5,120,668  2,127,811       0.1%
#   DA CIN Construction Co., Ltd.                                1,001,711    642,340       0.0%
#   Da-Li Development Co., Ltd.                                    992,189    766,036       0.0%
#   Dadi Early-Childhood Education Group Ltd.                       48,000    281,533       0.0%
    Dafeng TV, Ltd.                                                454,870    558,172       0.0%
#*  Danen Technology Corp.                                       2,682,000    615,588       0.0%
    Darfon Electronics Corp.                                     1,769,550  1,530,832       0.0%
    Darwin Precisions Corp.                                      2,422,635  1,107,666       0.0%
    Davicom Semiconductor, Inc.                                     93,888     72,427       0.0%
    Daxin Materials Corp.                                          180,000    283,439       0.0%
#   De Licacy Industrial Co., Ltd.                               1,268,798  1,200,205       0.0%
#   Delpha Construction Co., Ltd.                                  839,931    404,857       0.0%
    Depo Auto Parts Ind Co., Ltd.                                  698,000  2,011,447       0.0%
#   DFI, Inc.                                                      514,524    935,930       0.0%
#   Dimerco Express Corp.                                          728,000    557,498       0.0%
#   Dr Wu Skincare Co., Ltd.                                        23,000    159,277       0.0%
    Draytek Corp.                                                  164,000    175,848       0.0%
#   Dynacolor, Inc.                                                306,000    369,675       0.0%
*   Dynamic Electronics Co., Ltd.                                1,862,321    561,702       0.0%
    Dynapack International Technology Corp.                        971,000  1,301,203       0.0%
    E Ink Holdings, Inc.                                         5,684,000  5,797,938       0.1%
#   E-Lead Electronic Co., Ltd.                                    507,942    602,684       0.0%
#   E-LIFE MALL Corp.                                              457,000    966,697       0.0%
*   E-Ton Solar Tech Co., Ltd.                                   2,586,209    782,778       0.0%
*   Eastern Media International Corp.                            3,821,889  1,241,047       0.0%
    Edimax Technology Co., Ltd.                                  1,297,108    455,746       0.0%
    Edison Opto Corp.                                              810,000    439,653       0.0%
#   Edom Technology Co., Ltd.                                    1,131,968    596,596       0.0%
    eGalax_eMPIA Technology, Inc.                                  360,703    618,168       0.0%
#   Elan Microelectronics Corp.                                  2,837,715  4,019,727       0.1%
#   Elite Advanced Laser Corp.                                     752,520  3,317,224       0.1%
#   Elite Material Co., Ltd.                                     1,920,350  7,659,358       0.1%
#   Elite Semiconductor Memory Technology, Inc.                  1,885,200  2,611,607       0.1%
#   Elitegroup Computer Systems Co., Ltd.                        2,281,254  1,483,597       0.0%
#   eMemory Technology, Inc.                                       489,000  6,733,194       0.1%
#   Emerging Display Technologies Corp.                            748,000    256,404       0.0%
    ENG Electric Co., Ltd.                                       1,161,465    674,518       0.0%
#   Ennoconn Corp.                                                 267,972  2,911,638       0.1%
#   EnTie Commercial Bank Co., Ltd.                              2,226,603    981,164       0.0%
*   Epileds Technologies, Inc.                                     171,000    124,715       0.0%
#*  Epistar Corp.                                                6,988,000  6,940,007       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Eslite Spectrum Corp. (The)                                      51,000 $  246,676       0.0%
#   Eson Precision Ind. Co., Ltd.                                   466,000    715,521       0.0%
    Eternal Materials Co., Ltd.                                   3,995,618  4,275,398       0.1%
*   Etron Technology, Inc.                                        2,062,000    833,566       0.0%
#   Eurocharm Holdings Co., Ltd.                                    201,000    579,008       0.0%
#   Everest Textile Co., Ltd.                                     2,593,562  1,413,420       0.0%
    Evergreen International Storage & Transport Corp.             3,627,000  1,645,437       0.0%
#   Everlight Chemical Industrial Corp.                           3,210,606  2,085,271       0.1%
#   Everlight Electronics Co., Ltd.                               2,909,000  4,578,241       0.1%
#   Everspring Industry Co., Ltd.                                   864,000    399,358       0.0%
#   Excelsior Medical Co., Ltd.                                     602,217    901,022       0.0%
#   EZconn Corp.                                                    187,000    345,576       0.0%
    Far Eastern Department Stores, Ltd.                           6,483,000  3,426,979       0.1%
    Far Eastern International Bank                               15,735,921  4,927,691       0.1%
#   Faraday Technology Corp.                                      1,621,788  1,967,845       0.0%
*   Farglory F T Z Investment Holding Co., Ltd.                     485,000    228,353       0.0%
    Farglory Land Development Co., Ltd.                           2,066,000  2,800,243       0.1%
#   Federal Corp.                                                 3,236,238  1,484,405       0.0%
    Feedback Technology Corp.                                       265,000    509,152       0.0%
    Feng Hsin Steel Co., Ltd.                                     3,177,100  5,367,027       0.1%
    Fine Blanking & Tool Co., Ltd.                                   13,000     19,227       0.0%
*   First Copper Technology Co., Ltd.                             1,011,000    302,699       0.0%
#   First Hi-Tec Enterprise Co., Ltd.                               295,205    313,827       0.0%
#   First Hotel                                                     976,967    555,307       0.0%
*   First Insurance Co., Ltd. (The)                               1,157,179    511,857       0.0%
#*  First Steamship Co., Ltd.                                     2,484,218    646,901       0.0%
#   FLEXium Interconnect, Inc.                                    2,051,519  7,613,204       0.1%
#   Flytech Technology Co., Ltd.                                    770,309  2,627,900       0.1%
#   FocalTech Systems Co., Ltd.                                   1,639,048  2,024,238       0.1%
    Forest Water Environment Engineering Co., Ltd.                  261,000    570,599       0.0%
    Formosa Advanced Technologies Co., Ltd.                       1,149,000  1,080,932       0.0%
#   Formosa International Hotels Corp.                              374,329  1,959,875       0.0%
#   Formosa Laboratories, Inc.                                      503,000  1,492,367       0.0%
#   Formosa Oilseed Processing Co., Ltd.                            708,567  1,162,656       0.0%
    Formosa Optical Technology Co., Ltd.                            145,000    352,272       0.0%
#   Formosan Rubber Group, Inc.                                   2,677,501  1,476,852       0.0%
    Formosan Union Chemical                                       1,827,218  1,225,955       0.0%
#   Fortune Electric Co., Ltd.                                      868,078    498,838       0.0%
#   Founding Construction & Development Co., Ltd.                 1,114,623    583,626       0.0%
    Foxlink Image Technology Co., Ltd.                              669,000    403,595       0.0%
#   Foxsemicon Integrated Technology, Inc.                          371,000  1,534,963       0.0%
*   Froch Enterprise Co., Ltd.                                    1,216,189    448,556       0.0%
    FSP Technology, Inc.                                          1,036,427    808,689       0.0%
#   Fulgent Sun International Holding Co., Ltd.                     355,827    897,934       0.0%
#   Fullerton Technology Co., Ltd.                                  457,600    370,010       0.0%
#   Fulltech Fiber Glass Corp.                                    1,848,083    949,177       0.0%
    Fwusow Industry Co., Ltd.                                       838,751    454,506       0.0%
    G Shank Enterprise Co., Ltd.                                    852,281    735,584       0.0%
#*  G Tech Optoelectronics Corp.                                    780,354    452,868       0.0%
#   Gallant Precision Machining Co., Ltd.                         1,055,000    858,734       0.0%
#   Gamania Digital Entertainment Co., Ltd.                         669,000    693,304       0.0%
#   GCS Holdings, Inc.                                              338,000    676,246       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
    Gemtek Technology Corp.                                       2,257,219 $2,533,977       0.1%
#   General Interface Solution Holding, Ltd.                        448,000  2,497,839       0.1%
#   General Plastic Industrial Co., Ltd.                            248,553    339,431       0.0%
#   Generalplus Technology, Inc.                                    349,000    480,693       0.0%
*   Genesis Photonics, Inc.                                       1,607,990    201,671       0.0%
#   Genesys Logic, Inc.                                             581,000    782,442       0.0%
#*  Genius Electronic Optical Co., Ltd.                             485,427  5,671,604       0.1%
*   Genmont Biotech, Inc.                                            48,000     35,084       0.0%
#   Genovate Biotechnology Co., Ltd.                                 87,000    112,659       0.0%
#   GeoVision, Inc.                                                 443,931    605,939       0.0%
    Getac Technology Corp.                                        2,800,360  3,629,401       0.1%
#   Giantplus Technology Co., Ltd.                                1,585,900    881,365       0.0%
#   Gigabyte Technology Co., Ltd.                                 3,717,800  4,919,138       0.1%
#   Gigasolar Materials Corp.                                       199,880  1,752,233       0.0%
#*  Gigastorage Corp.                                             2,404,561  1,737,140       0.0%
#   Ginko International Co., Ltd.                                   325,000  2,674,111       0.1%
#*  Gintech Energy Corp.                                          3,694,561  2,128,116       0.1%
*   Global Brands Manufacture, Ltd.                               1,991,359    808,319       0.0%
#   Global Lighting Technologies, Inc.                              622,000  1,112,175       0.0%
#   Global Mixed Mode Technology, Inc.                              519,000  1,222,391       0.0%
#   Global PMX Co., Ltd.                                            265,000  1,219,961       0.0%
    Global Unichip Corp.                                            638,000  2,229,802       0.1%
#   Globalwafers Co., Ltd.                                          419,048  2,991,858       0.1%
    Globe Union Industrial Corp.                                  1,361,914    788,701       0.0%
#   Gloria Material Technology Corp.                              3,567,547  2,320,976       0.1%
#   Glory Science Co., Ltd.                                         330,296    712,642       0.0%
*   GlycoNex, Inc.                                                  126,000    118,602       0.0%
#*  Gold Circuit Electronics, Ltd.                                2,805,227  1,030,053       0.0%
    Golden Friends Corp.                                            114,000    141,516       0.0%
#   Goldsun Building Materials Co., Ltd.                          8,833,722  2,408,023       0.1%
#   Good Will Instrument Co., Ltd.                                  237,869    165,560       0.0%
#   Grand Ocean Retail Group, Ltd.                                  173,000    134,736       0.0%
    Grand Pacific Petrochemical                                   6,845,000  4,476,289       0.1%
#   Grand Plastic Technology Corp.                                  119,000    693,429       0.0%
#   Grape King Bio, Ltd.                                            755,000  4,864,012       0.1%
    Great China Metal Industry                                    1,001,000    864,809       0.0%
#   Great Taipei Gas Co., Ltd.                                    1,667,000  1,389,557       0.0%
    Great Wall Enterprise Co., Ltd.                               3,828,774  3,700,345       0.1%
    Greatek Electronics, Inc.                                     1,920,000  2,696,903       0.1%
#*  Green Energy Technology, Inc.                                 2,369,457  1,231,096       0.0%
#   Green River Holding Co., Ltd.                                    83,000    476,215       0.0%
#   Green Seal Holding, Ltd.                                        311,000  1,523,277       0.0%
#*  GTM Holdings Corp.                                              681,000    394,722       0.0%
#   Hakers Enterprise Co., Ltd.                                     127,200    183,838       0.0%
#   Hannstar Board Corp.                                          2,158,049  1,232,845       0.0%
#*  HannStar Display Corp.                                       21,469,506  5,768,413       0.1%
*   HannsTouch Solution, Inc.                                     3,604,805  1,281,458       0.0%
#   Hanpin Electron Co., Ltd.                                       387,000    592,942       0.0%
*   Harvatek Corp.                                                  941,949    316,776       0.0%
#   Hey Song Corp.                                                2,000,750  2,201,550       0.1%
#   Hi-Clearance, Inc.                                              185,000    605,502       0.0%
#   HIM International Music, Inc.                                   154,000    628,182       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
#   Hiroca Holdings, Ltd.                                          393,448 $1,275,830       0.0%
#*  HiTi Digital, Inc.                                           1,013,935    374,770       0.0%
#   Hitron Technology, Inc.                                      1,757,213  1,297,446       0.0%
*   Ho Tung Chemical Corp.                                       5,527,391  1,651,919       0.0%
    Hocheng Corp.                                                2,223,700    674,193       0.0%
    Hold-Key Electric Wire & Cable Co., Ltd.                       205,908     55,952       0.0%
#   Holiday Entertainment Co., Ltd.                                425,800    748,164       0.0%
    Holtek Semiconductor, Inc.                                   1,262,000  2,340,993       0.1%
#   Holy Stone Enterprise Co., Ltd.                              1,290,728  1,778,704       0.0%
    Hong Pu Real Estate Development Co., Ltd.                    1,710,185  1,388,331       0.0%
    Hong TAI Electric Industrial                                 1,102,000    343,076       0.0%
#   Hong YI Fiber Industry Co.                                     848,652    631,151       0.0%
*   Horizon Securities Co., Ltd.                                 2,760,000    630,250       0.0%
#   Hota Industrial Manufacturing Co., Ltd.                      1,550,932  6,830,423       0.1%
#   Hsin Kuang Steel Co., Ltd.                                   1,487,443  1,122,795       0.0%
#   Hsin Yung Chien Co., Ltd.                                      240,100    573,268       0.0%
#   Hsing TA Cement Co.                                            540,900    182,853       0.0%
#   Hu Lane Associate, Inc.                                        594,866  2,907,807       0.1%
*   HUA ENG Wire & Cable Co., Ltd.                               2,359,565    661,285       0.0%
#   Huaku Development Co., Ltd.                                  1,759,816  4,035,809       0.1%
#   Huang Hsiang Construction Corp.                                754,800  1,097,290       0.0%
    Hung Ching Development & Construction Co., Ltd.                730,000    511,037       0.0%
    Hung Sheng Construction, Ltd.                                3,332,400  2,130,685       0.1%
#   Huxen Corp.                                                    301,244    422,475       0.0%
#   Hwa Fong Rubber Co., Ltd.                                    1,625,890    576,506       0.0%
*   Hwacom Systems, Inc.                                           442,000    180,029       0.0%
*   I-Chiun Precision Industry Co., Ltd.                           846,313    257,677       0.0%
#   I-Sheng Electric Wire & Cable Co., Ltd.                        755,000  1,231,106       0.0%
#   Ibase Technology, Inc.                                         781,073  1,541,860       0.0%
#*  Ichia Technologies, Inc.                                     2,319,000  1,592,806       0.0%
#   Ideal Bike Corp.                                               862,263    319,991       0.0%
#   IEI Integration Corp.                                        1,277,209  1,939,325       0.0%
    Infortrend Technology, Inc.                                  1,320,163    730,157       0.0%
#   Innodisk Corp.                                                 382,053  1,309,245       0.0%
#   Inpaq Technology Co., Ltd.                                     546,000    361,251       0.0%
#   Intai Technology Corp.                                         213,000    960,256       0.0%
#   Integrated Service Technology, Inc.                            396,178  1,292,523       0.0%
#   IntelliEPI, Inc.                                               215,000    572,204       0.0%
#   International Games System Co., Ltd.                           385,000  2,468,215       0.1%
#   Iron Force Industrial Co., Ltd.                                295,393  1,593,395       0.0%
#   ITE Technology, Inc.                                           989,095  1,156,167       0.0%
    ITEQ Corp.                                                   1,437,614  2,154,691       0.1%
    J Touch Corp.                                                   11,000        206       0.0%
#   Jarllytec Co., Ltd.                                            322,000    579,558       0.0%
#   Jentech Precision Industrial Co., Ltd.                         422,868    980,499       0.0%
#   Jess-Link Products Co., Ltd.                                   985,900    993,949       0.0%
#   Jih Sun Financial Holdings Co., Ltd.                         9,484,896  2,241,705       0.1%
#   Jinli Group Holdings, Ltd.                                     704,600    875,007       0.0%
#   Johnson Health Tech Co., Ltd.                                  588,257    818,718       0.0%
#   K Laser Technology, Inc.                                       683,000    359,838       0.0%
#   Kang Na Hsiung Enterprise Co., Ltd.                            333,020    120,917       0.0%
#   Kaori Heat Treatment Co., Ltd.                                 598,197    962,707       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
#   Kaulin Manufacturing Co., Ltd.                                 875,330 $  522,251       0.0%
#   KD Holding Corp.                                               185,000  1,063,655       0.0%
#   KEE TAI Properties Co., Ltd.                                 2,564,473    942,806       0.0%
#   Kenmec Mechanical Engineering Co., Ltd.                      1,245,000    416,807       0.0%
#   Kerry TJ Logistics Co., Ltd.                                 1,640,000  2,263,026       0.1%
    Kindom Construction Corp.                                    2,433,000  1,534,389       0.0%
#   King Chou Marine Technology Co., Ltd.                          422,000    539,725       0.0%
    King Yuan Electronics Co., Ltd.                              8,804,979  7,948,510       0.1%
    King's Town Bank Co., Ltd.                                   4,610,701  4,429,738       0.1%
#*  King's Town Construction Co., Ltd.                             921,074    729,768       0.0%
#   Kingcan Holdings, Ltd.                                         298,000    312,835       0.0%
#   Kingpak Technology, Inc.                                       164,117    933,502       0.0%
    Kinik Co.                                                      858,000  1,997,631       0.0%
#*  Kinko Optical Co., Ltd.                                        964,000  1,112,627       0.0%
#   Kinpo Electronics                                            8,649,157  3,236,310       0.1%
    Kinsus Interconnect Technology Corp.                           812,000  2,110,627       0.1%
#   KMC Kuei Meng International, Inc.                              415,146  2,008,820       0.0%
#   KS Terminals, Inc.                                             824,482  1,267,561       0.0%
#   Kung Long Batteries Industrial Co., Ltd.                       462,000  2,349,268       0.1%
#*  Kung Sing Engineering Corp.                                  1,965,000    843,288       0.0%
#   Kuo Toong International Co., Ltd.                            1,360,511    919,190       0.0%
    Kuoyang Construction Co., Ltd.                               2,979,384  1,362,118       0.0%
    Kwong Fong Industries Corp.                                    934,183    866,746       0.0%
#   Kwong Lung Enterprise Co., Ltd.                                428,000    638,315       0.0%
    KYE Systems Corp.                                            1,763,672    533,130       0.0%
#   L&K Engineering Co., Ltd.                                    1,114,048  1,273,523       0.0%
#   LAN FA Textile                                               1,708,933    442,853       0.0%
#   Land Mark Optoelectronics Corp.                                325,300  2,852,032       0.1%
#   Lanner Electronics, Inc.                                       665,006  1,025,805       0.0%
    Laser Tek Taiwan Co., Ltd.                                     327,504    381,735       0.0%
    LCY Chemical Corp.                                             697,383  1,002,427       0.0%
#   Leader Electronics, Inc.                                       828,000    290,785       0.0%
#   Leadtrend Technology Corp.                                     120,086    123,404       0.0%
#   Lealea Enterprise Co., Ltd.                                  4,749,892  1,312,736       0.0%
    Ledlink Optics, Inc.                                           300,762    434,360       0.0%
    Ledtech Electronics Corp.                                      351,000    164,641       0.0%
    LEE CHI Enterprises Co., Ltd.                                1,115,000    400,860       0.0%
#   Lelon Electronics Corp.                                        512,300    705,499       0.0%
#   Lemtech Holdings Co., Ltd.                                     115,000    485,606       0.0%
    Leofoo Development Co., Ltd.                                 1,754,116    475,955       0.0%
#*  LES Enphants Co., Ltd.                                         727,754    265,352       0.0%
    Lextar Electronics Corp.                                     2,699,500  1,865,012       0.0%
#   Li Cheng Enterprise Co., Ltd.                                  399,800  1,055,816       0.0%
#*  Li Peng Enterprise Co., Ltd.                                 4,191,897  1,119,118       0.0%
#   Lian HWA Food Corp.                                            469,584    549,160       0.0%
#   Lien Chang Electronic Enter                                    476,000    250,033       0.0%
    Lien Hwa Industrial Corp.                                    4,082,115  3,700,376       0.1%
#   Lingsen Precision Industries, Ltd.                           2,644,506  1,252,160       0.0%
#   Lion Travel Service Co., Ltd.                                   83,000    243,666       0.0%
#   Lite-On Semiconductor Corp.                                  1,509,539  1,487,540       0.0%
#   Long Bon International Co., Ltd.                             2,438,945  1,337,689       0.0%
#   Long Chen Paper Co., Ltd.                                    4,124,722  3,715,165       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Longwell Co.                                                    854,000 $  907,025       0.0%
    Lotes Co., Ltd.                                                 456,778  1,762,514       0.0%
#   Lu Hai Holding Corp.                                            240,000    446,874       0.0%
    Lucky Cement Corp.                                            1,563,000    499,095       0.0%
#   Lumax International Corp., Ltd.                                 634,769  1,086,603       0.0%
    Lung Yen Life Service Corp.                                   1,059,000  2,010,287       0.0%
#   LuxNet Corp.                                                    451,482    515,372       0.0%
#   Macauto Industrial Co., Ltd.                                    328,000  1,919,748       0.0%
    Machvision, Inc.                                                212,000    595,442       0.0%
#   Macroblock, Inc.                                                185,000    441,451       0.0%
*   Macronix International                                       22,093,481  9,841,628       0.2%
#   Mag Layers Scientific-Technics Co., Ltd.                        296,303    718,663       0.0%
#   Makalot Industrial Co., Ltd.                                  1,363,677  5,740,427       0.1%
#   Marketech International Corp.                                   862,000  1,174,343       0.0%
    Masterlink Securities Corp.                                   8,131,728  2,274,305       0.1%
#   Materials Analysis Technology, Inc.                             216,342    745,032       0.0%
*   Mayer Steel Pipe Corp.                                          884,567    392,512       0.0%
    Maywufa Co., Ltd.                                                69,322     32,278       0.0%
#   Meiloon Industrial Co.                                          816,809    573,374       0.0%
    Mercuries & Associates Holding, Ltd.                          2,431,790  1,942,332       0.0%
*   Mercuries Life Insurance Co., Ltd.                            6,099,359  3,123,382       0.1%
#   Merry Electronics Co., Ltd.                                   1,128,477  6,679,947       0.1%
*   Microbio Co., Ltd.                                            2,705,607  1,954,007       0.0%
#*  Microelectronics Technology, Inc.                               491,655    493,789       0.0%
    Microlife Corp.                                                 325,600    745,575       0.0%
    Mildef Crete, Inc.                                              303,000    495,273       0.0%
#   MIN AIK Technology Co., Ltd.                                  1,302,316  1,338,774       0.0%
#   Mirle Automation Corp.                                        1,306,959  1,747,498       0.0%
#   Mitac Holdings Corp.                                          4,061,004  4,282,427       0.1%
#   Mobiletron Electronics Co., Ltd.                                477,800    645,590       0.0%
#   momo.com, Inc.                                                  177,000  1,267,443       0.0%
*   Mosel Vitelic, Inc.                                             884,201    115,778       0.0%
#*  Motech Industries, Inc.                                       2,732,000  2,411,847       0.1%
#   MPI Corp.                                                       445,000  1,591,960       0.0%
#   Nak Sealing Technologies Corp.                                  375,954  1,024,304       0.0%
#   Namchow Chemical Industrial Co., Ltd.                         1,306,000  2,638,845       0.1%
#   Nan Kang Rubber Tire Co., Ltd.                                3,352,952  3,200,385       0.1%
#   Nan Liu Enterprise Co., Ltd.                                    292,000  1,450,782       0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.                        855,000    228,022       0.0%
    Nan Ya Printed Circuit Board Corp.                            1,696,000  1,485,922       0.0%
#   Nang Kuang Pharmaceutical co., Ltd.                             385,000    511,077       0.0%
#   Nantex Industry Co., Ltd.                                     1,698,714  1,314,490       0.0%
#   National Petroleum Co., Ltd.                                    217,824    287,642       0.0%
#*  Neo Solar Power Corp.                                         6,203,744  2,887,771       0.1%
#   Netronix, Inc.                                                  468,000  1,054,869       0.0%
    New Asia Construction & Development Corp.                       338,835     80,573       0.0%
    New Best Wire Industrial Co., Ltd.                              122,000    129,205       0.0%
    New Era Electronics Co., Ltd.                                   312,000    232,997       0.0%
#*  Newmax Technology Co., Ltd.                                     705,009  1,082,618       0.0%
#   Nexcom International Co., Ltd.                                  698,094    693,611       0.0%
#   Nichidenbo Corp.                                                927,801    845,697       0.0%
    Nien Hsing Textile Co., Ltd.                                  1,601,436  1,416,409       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Nishoku Technology, Inc.                                        297,000 $  807,484       0.0%
#   Nuvoton Technology Corp.                                        543,000    768,968       0.0%
*   O-TA Precision Industry Co., Ltd.                                42,000     16,962       0.0%
#*  Ocean Plastics Co., Ltd.                                        868,200    708,051       0.0%
#   On-Bright Electronics, Inc.                                     222,600  1,400,471       0.0%
#   OptoTech Corp.                                                3,753,886  2,208,609       0.1%
#   Orient Europharma Co., Ltd.                                     268,000    635,482       0.0%
*   Orient Semiconductor Electronics, Ltd.                        4,145,000  1,349,134       0.0%
#   Oriental Union Chemical Corp.                                 3,219,267  2,399,198       0.1%
#   P-Duke Technology Co., Ltd.                                     265,000    563,503       0.0%
    P-Two Industries, Inc.                                           49,000     37,908       0.0%
#   Pacific Construction Co.                                      1,868,921    682,094       0.0%
#   Pacific Hospital Supply Co., Ltd.                               367,000    946,965       0.0%
#   Paiho Shih Holdings Corp.                                       841,600  1,035,790       0.0%
    Pan Jit International, Inc.                                   2,371,541  1,354,443       0.0%
#   Pan-International Industrial Corp.                            2,834,747  2,641,786       0.1%
#   Parade Technologies, Ltd.                                       449,401  5,272,023       0.1%
#   Paragon Technologies Co., Ltd.                                  444,246    304,253       0.0%
#   PChome Online, Inc.                                             640,921  5,473,934       0.1%
#   PCL Technologies, Inc.                                          152,000    433,562       0.0%
#   PharmaEngine, Inc.                                              197,000  1,218,440       0.0%
#   Pharmally International Holding Co., Ltd.                       189,000  2,977,215       0.1%
#*  Phihong Technology Co., Ltd.                                  1,801,401    864,368       0.0%
#   Phoenix Tours International, Inc.                               318,450    379,850       0.0%
    Pili International Multimedia Co., Ltd.                          40,000    103,173       0.0%
#   Pixart Imaging, Inc.                                            593,150  1,551,918       0.0%
    Planet Technology Corp.                                          46,000     81,360       0.0%
    Plastron Precision Co., Ltd.                                    285,000    211,098       0.0%
#   Polytronics Technology Corp.                                    349,027    711,287       0.0%
#   Portwell, Inc.                                                  485,000    623,057       0.0%
#   Posiflex Technology, Inc.                                       324,024  1,765,738       0.0%
#   Power Quotient International Co., Ltd.                          970,600    383,613       0.0%
    Powertech Industrial Co., Ltd.                                   80,000     53,353       0.0%
#   Poya International Co., Ltd.                                    286,236  3,910,505       0.1%
    President Securities Corp.                                    6,245,664  2,782,623       0.1%
#   Primax Electronics, Ltd.                                      2,765,000  4,608,560       0.1%
#*  Prime Electronics & Satellitics, Inc.                           667,822    207,475       0.0%
    Prince Housing & Development Corp.                            8,466,644  3,353,442       0.1%
#*  Princeton Technology Corp.                                    1,099,000    346,616       0.0%
#   Pro Hawk Corp.                                                   83,000    450,946       0.0%
#   Promate Electronic Co., Ltd.                                  1,097,000  1,159,745       0.0%
#   Promise Technology, Inc.                                      1,039,286    482,147       0.0%
    Prosperity Dielectrics Co., Ltd.                                667,000    549,169       0.0%
    Qisda Corp.                                                  11,499,900  7,316,890       0.1%
#   QST International Corp.                                          94,000    278,384       0.0%
#   Qualipoly Chemical Corp.                                        584,713    656,879       0.0%
    Quang Viet Enterprise Co., Ltd.                                  71,000    389,100       0.0%
#   Quanta Storage, Inc.                                          1,365,000  1,712,790       0.0%
*   Quintain Steel Co., Ltd.                                      1,270,000    401,599       0.0%
#   Radiant Opto-Electronics Corp.                                3,183,000  6,635,243       0.1%
#*  Radium Life Tech Co., Ltd.                                    4,663,100  2,194,101       0.1%
    Ralec Electronic Corp.                                          291,209    576,891       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
    Rechi Precision Co., Ltd.                                     2,127,181 $2,304,354       0.1%
    Rexon Industrial Corp., Ltd.                                     94,392     63,486       0.0%
    Rich Development Co., Ltd.                                    4,314,036  1,327,489       0.0%
#   RichWave Technology Corp.                                       283,000    955,434       0.0%
*   Ritek Corp.                                                  12,892,860  2,186,457       0.1%
#*  Rotam Global Agrosciences, Ltd.                                 488,268    531,626       0.0%
#   Ruentex Engineering & Construction Co.                          226,000    328,806       0.0%
#   Run Long Construction Co., Ltd.                                 862,292  1,381,419       0.0%
#   Sagittarius Life Science Corp.                                  158,889    536,460       0.0%
    Sampo Corp.                                                   3,467,327  2,126,424       0.1%
#   San Fang Chemical Industry Co., Ltd.                          1,289,647  1,596,209       0.0%
    San Far Property, Ltd.                                           74,000     29,028       0.0%
#   San Shing Fastech Corp.                                         741,875  1,323,082       0.0%
    Sanitar Co., Ltd.                                                51,000     64,214       0.0%
#   Sanyang Motor Co., Ltd.                                       3,388,628  2,409,221       0.1%
#   SCI Pharmtech, Inc.                                             404,395    981,246       0.0%
#   Scientech Corp.                                                 303,000    541,227       0.0%
#   SDI Corp.                                                       847,000  1,382,575       0.0%
#   Sea Sonic Electronics Co., Ltd.                                 143,000    148,164       0.0%
#   Senao International Co., Ltd.                                   696,541  1,220,997       0.0%
#   Senao Networks, Inc.                                            179,000    835,489       0.0%
#   Sercomm Corp.                                                 1,655,000  4,170,724       0.1%
#   Sesoda Corp.                                                  1,063,821  1,018,144       0.0%
    Shan-Loong Transportation Co., Ltd.                             152,000    171,269       0.0%
#   Sharehope Medicine Co., Ltd.                                    190,000    224,294       0.0%
    Sheng Yu Steel Co., Ltd.                                        823,980    926,985       0.0%
    ShenMao Technology, Inc.                                        542,891    561,406       0.0%
    Shieh Yih Machinery Industry Co., Ltd.                          166,000     75,915       0.0%
    Shih Her Technologies, Inc.                                     284,000    280,243       0.0%
*   Shih Wei Navigation Co., Ltd.                                 1,678,384    555,741       0.0%
#   Shihlin Electric & Engineering Corp.                          1,714,000  2,298,168       0.1%
*   Shihlin Paper Corp.                                              35,000     38,619       0.0%
    Shin Hai Gas Corp.                                                1,245      1,655       0.0%
#   Shin Zu Shing Co., Ltd.                                       1,044,144  2,893,754       0.1%
#   Shinih Enterprise Co., Ltd.                                     128,000     86,896       0.0%
*   Shining Building Business Co., Ltd.                           2,417,041    849,074       0.0%
    Shinkong Insurance Co., Ltd.                                  1,313,131  1,104,555       0.0%
    Shinkong Synthetic Fibers Corp.                               9,970,395  2,991,987       0.1%
    Shinkong Textile Co., Ltd.                                      964,542  1,359,335       0.0%
    Shiny Chemical Industrial Co., Ltd.                             374,031    799,096       0.0%
#   ShunSin Technology Holding, Ltd.                                236,000    812,484       0.0%
#*  Shuttle, Inc.                                                 2,436,152    683,338       0.0%
    Sigurd Microelectronics Corp.                                 2,563,974  2,276,028       0.1%
*   Silicon Integrated Systems Corp.                              1,707,887    380,476       0.0%
#   Silitech Technology Corp.                                       797,774    417,845       0.0%
    Simplo Technology Co., Ltd.                                   1,469,000  4,913,664       0.1%
#   Sinbon Electronics Co., Ltd.                                  1,446,813  3,570,083       0.1%
    Sincere Navigation Corp.                                      2,077,786  1,443,333       0.0%
#   Single Well Industrial Corp.                                    171,528    191,499       0.0%
#   Sinher Technology, Inc.                                         229,000    408,977       0.0%
#   Sinmag Equipment Corp.                                          303,436  1,396,189       0.0%
#   Sino-American Electronic Co., Ltd.                              431,650    954,678       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Sino-American Silicon Products, Inc.                          3,975,000 $5,766,406       0.1%
#   Sinon Corp.                                                   2,490,510  1,295,525       0.0%
#   Sinphar Pharmaceutical Co., Ltd.                                986,938    753,765       0.0%
#   Sinyi Realty, Inc.                                            1,383,608  1,590,229       0.0%
#   Sirtec International Co., Ltd.                                  862,000  1,317,240       0.0%
#   Sitronix Technology Corp.                                       757,879  2,274,684       0.1%
#   Siward Crystal Technology Co., Ltd.                           1,029,000    712,363       0.0%
#   Soft-World International Corp.                                  687,000  1,568,445       0.0%
#*  Solar Applied Materials Technology Co.                        2,371,581    884,872       0.0%
#*  Solartech Energy Corp.                                        2,246,616    956,849       0.0%
#   Solteam Electronics Co., Ltd.                                   360,599    493,506       0.0%
#   Sonix Technology Co., Ltd.                                    1,070,000  1,258,506       0.0%
    Southeast Cement Co., Ltd.                                    1,053,700    565,387       0.0%
#   Speed Tech Corp.                                                582,000    537,543       0.0%
    Spirox Corp.                                                     52,824     27,743       0.0%
#   Sporton International, Inc.                                     449,388  2,658,180       0.1%
#   St Shine Optical Co., Ltd.                                      338,000  6,542,540       0.1%
#   Standard Chemical & Pharmaceutical Co., Ltd.                    676,571    735,190       0.0%
    Stark Technology, Inc.                                          881,860    908,652       0.0%
#*  Sunko INK Co., Ltd.                                             654,000    335,902       0.0%
    Sunny Friend Environmental Technology Co., Ltd.                 392,000  1,895,792       0.0%
#   Sunonwealth Electric Machine Industry Co., Ltd.               1,318,487  1,436,966       0.0%
    Sunplus Technology Co., Ltd.                                  2,811,000  1,121,363       0.0%
#   Sunrex Technology Corp.                                       1,162,580    729,435       0.0%
#   Sunspring Metal Corp.                                           739,000  1,101,714       0.0%
*   Sunty Development Co., Ltd.                                      42,000     16,278       0.0%
#   Supreme Electronics Co., Ltd.                                 2,284,508  1,805,209       0.0%
#   Swancor Holding Co., Ltd.                                       480,206  1,071,319       0.0%
    Sweeten Real Estate Development Co., Ltd.                       612,357    286,301       0.0%
    Syncmold Enterprise Corp.                                       952,000  2,110,288       0.1%
    Sysage Technology Co., Ltd.                                     558,484    544,823       0.0%
#*  Sysgration                                                      924,000    276,975       0.0%
#   Systex Corp.                                                  1,217,388  2,444,768       0.1%
    T-Mac Techvest PCB Co., Ltd.                                    380,000    164,218       0.0%
#   T3EX Global Holdings Corp.                                      532,117    380,639       0.0%
    TA Chen Stainless Pipe                                        4,502,127  2,473,563       0.1%
    Ta Chong Securities Co., Ltd.                                 1,478,000    538,707       0.0%
*   Ta Ya Electric Wire & Cable                                   3,252,306    672,860       0.0%
#   Ta Yih Industrial Co., Ltd.                                     219,000    583,819       0.0%
    TA-I Technology Co., Ltd.                                       815,718    610,364       0.0%
#   Tah Hsin Industrial Corp.                                       426,600    364,584       0.0%
    TAI Roun Products Co., Ltd.                                     201,000     73,270       0.0%
#*  Tai Tung Communication Co., Ltd.                                387,197    306,307       0.0%
#   Tai-Saw Technology Co., Ltd.                                    235,120    166,672       0.0%
#   Taichung Commercial Bank Co., Ltd.                           14,708,681  4,775,826       0.1%
#   TaiDoc Technology Corp.                                         295,448    993,061       0.0%
    Taiflex Scientific Co., Ltd.                                  1,381,340  1,696,875       0.0%
#   Taimide Tech, Inc.                                              585,250    960,492       0.0%
#   Tainan Enterprises Co., Ltd.                                    872,370    770,198       0.0%
#   Tainan Spinning Co., Ltd.                                     7,474,044  3,444,686       0.1%
#   Tainergy Tech Co., Ltd.                                       1,307,000    556,390       0.0%
#*  Taisun Enterprise Co., Ltd.                                   2,130,428  1,051,729       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#*  Taita Chemical Co., Ltd.                                      1,237,951 $  392,538       0.0%
#   Taiwan Acceptance Corp.                                         796,480  2,335,829       0.1%
#   Taiwan Chinsan Electronic Industrial Co., Ltd.                  587,000  1,069,935       0.0%
    Taiwan Cogeneration Corp.                                     2,579,566  1,974,957       0.0%
#   Taiwan Fire & Marine Insurance Co., Ltd.                      1,242,338    779,897       0.0%
#   Taiwan FU Hsing Industrial Co., Ltd.                          1,036,000  1,453,007       0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.                         2,302,468  4,766,106       0.1%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                1,089,120    638,803       0.0%
#   Taiwan Land Development Corp.                                 6,351,991  2,378,090       0.1%
    Taiwan Line Tek Electronic                                      465,306    341,637       0.0%
#   Taiwan Mask Corp.                                               824,412    453,408       0.0%
    Taiwan Navigation Co., Ltd.                                   1,104,777    462,786       0.0%
    Taiwan Optical Platform Co., Ltd.                                 9,000     34,769       0.0%
#   Taiwan Paiho, Ltd.                                            1,939,287  6,452,283       0.1%
#   Taiwan PCB Techvest Co., Ltd.                                 1,684,238  1,800,947       0.0%
#*  Taiwan Prosperity Chemical Corp.                              1,009,000    739,619       0.0%
#*  Taiwan Pulp & Paper Corp.                                     2,217,980    955,519       0.0%
#   Taiwan Sakura Corp.                                           1,272,803  1,479,093       0.0%
    Taiwan Sanyo Electric Co., Ltd.                                 401,400    334,474       0.0%
#   Taiwan Semiconductor Co., Ltd.                                1,558,000  2,053,795       0.1%
    Taiwan Shin Kong Security Co., Ltd.                           1,675,710  2,216,007       0.1%
    Taiwan Styrene Monomer                                        3,550,209  2,721,651       0.1%
    Taiwan Surface Mounting Technology Corp.                      1,888,388  1,675,871       0.0%
#   Taiwan TEA Corp.                                              4,949,897  2,681,814       0.1%
#   Taiwan Union Technology Corp.                                 1,548,000  2,782,963       0.1%
#   Taiyen Biotech Co., Ltd.                                        872,883    883,227       0.0%
#*  Tatung Co., Ltd.                                             15,364,015  5,615,486       0.1%
#   TCI Co., Ltd.                                                   418,000  2,422,964       0.1%
    Te Chang Construction Co., Ltd.                                 393,184    288,086       0.0%
    Tehmag Foods Corp.                                               68,000    556,246       0.0%
#   Ten Ren Tea Co., Ltd.                                           164,980    203,118       0.0%
#   Test Research, Inc.                                           1,178,821  1,568,588       0.0%
    Test Rite International Co., Ltd.                             1,930,495  1,273,350       0.0%
#*  Tex-Ray Industrial Co., Ltd.                                    803,000    273,906       0.0%
#   Thinking Electronic Industrial Co., Ltd.                        563,204  1,218,600       0.0%
#   Thye Ming Industrial Co., Ltd.                                1,074,669  1,350,617       0.0%
#   Ton Yi Industrial Corp.                                       4,222,644  2,042,762       0.1%
    Tong Hsing Electronic Industries, Ltd.                        1,018,963  4,320,337       0.1%
#   Tong Yang Industry Co., Ltd.                                  2,500,741  4,243,518       0.1%
    Tong-Tai Machine & Tool Co., Ltd.                             1,590,892  1,133,802       0.0%
#   TOPBI International Holdings, Ltd.                              344,405  1,140,467       0.0%
    Topco Scientific Co., Ltd.                                    1,042,463  3,410,469       0.1%
    Topco Technologies Corp.                                        144,000    310,181       0.0%
    Topkey Corp.                                                     13,000     46,975       0.0%
#   Topoint Technology Co., Ltd.                                    991,776    878,680       0.0%
#   Toung Loong Textile Manufacturing                               679,000  1,773,430       0.0%
#*  TPK Holding Co., Ltd.                                         2,101,000  7,505,939       0.1%
    Trade-Van Information Services Co.                              234,000    215,925       0.0%
    Tripod Technology Corp.                                         504,000  1,424,352       0.0%
#   TrueLight Corp.                                                 463,700    707,134       0.0%
#   Tsang Yow Industrial Co., Ltd.                                  460,000    538,472       0.0%
    Tsann Kuen Enterprise Co., Ltd.                                 289,686    286,158       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   TSC Auto ID Technology Co., Ltd.                                171,700 $1,262,271       0.0%
#*  TSEC Corp.                                                      387,000    144,899       0.0%
#   TSRC Corp.                                                    4,297,200  4,917,542       0.1%
#   Ttet Union Corp.                                                300,000    922,856       0.0%
    TTFB Co., Ltd.                                                   68,000    517,772       0.0%
#   TTY Biopharm Co., Ltd.                                        1,711,979  5,837,374       0.1%
    Tung Ho Steel Enterprise Corp.                                5,275,000  4,256,594       0.1%
#   Tung Thih Electronic Co., Ltd.                                  466,600  3,196,990       0.1%
#   TURVO International Co., Ltd.                                   333,112  1,175,522       0.0%
    TXC Corp.                                                     2,132,053  3,142,486       0.1%
    TYC Brother Industrial Co., Ltd.                              1,340,980  1,381,354       0.0%
*   Tycoons Group Enterprise                                      2,542,182    447,752       0.0%
#   Tyntek Corp.                                                  1,873,039    872,018       0.0%
    U-Ming Marine Transport Corp.                                 1,984,000  2,006,520       0.0%
    UDE Corp.                                                       247,000    324,203       0.0%
#   Ultra Chip, Inc.                                                386,000    421,644       0.0%
    Unimicron Technology Corp.                                    9,172,000  5,647,947       0.1%
#   Union Bank Of Taiwan                                          7,302,149  2,204,465       0.1%
#   Union Insurance Co., Ltd.                                       467,660    215,621       0.0%
    Unitech Computer Co., Ltd.                                      612,804    368,755       0.0%
#   Unitech Printed Circuit Board Corp.                           3,589,370  1,350,949       0.0%
#   United Integrated Services Co., Ltd.                          1,606,439  3,428,999       0.1%
#   United Orthopedic Corp.                                         516,323  1,159,920       0.0%
#*  United Radiant Technology                                       669,000    538,589       0.0%
#   Unity Opto Technology Co., Ltd.                               2,048,500    885,617       0.0%
    Univacco Technology, Inc.                                        32,000     22,061       0.0%
#   Universal Cement Corp.                                        2,592,654  2,239,988       0.1%
#   Universal Microwave Technology, Inc.                            301,000    774,378       0.0%
*   Unizyx Holding Corp.                                          2,738,430  1,437,654       0.0%
    UPC Technology Corp.                                          4,735,447  2,030,533       0.1%
#*  Userjoy Technology Co., Ltd.                                    169,000    514,628       0.0%
    USI Corp.                                                     5,416,734  2,717,675       0.1%
#   Usun Technology Co., Ltd.                                       450,000    808,888       0.0%
#   Utechzone Co., Ltd.                                             365,000    631,759       0.0%
#   Ve Wong Corp.                                                   621,696    491,346       0.0%
*   Via Technologies, Inc.                                          492,000    173,400       0.0%
#   Victory New Materials, Ltd. Co.                                 447,000    740,715       0.0%
    Viking Tech Corp.                                               143,438     95,768       0.0%
#   Visual Photonics Epitaxy Co., Ltd.                            1,300,772  2,447,921       0.1%
    Vivotek, Inc.                                                   432,956  1,272,360       0.0%
    Voltronic Power Technology Corp.                                 54,000    770,725       0.0%
#*  Wafer Works Corp.                                             3,144,746  1,968,167       0.0%
#*  Waffer Technology Co., Ltd.                                     656,000    468,217       0.0%
    Wah Hong Industrial Corp.                                       182,021    119,167       0.0%
    Wah Lee Industrial Corp.                                      1,205,000  1,980,032       0.0%
#   Walsin Technology Corp.                                       2,622,834  5,015,652       0.1%
#   Walton Advanced Engineering, Inc.                             2,069,197    982,531       0.0%
#   WAN HWA Enterprise Co.                                          725,536    337,786       0.0%
    Waterland Financial Holdings Co., Ltd.                       11,552,372  3,541,818       0.1%
#*  Wei Chuan Foods Corp.                                         1,726,000  1,057,710       0.0%
    Wei Mon Industry Co., Ltd.                                    3,075,282     17,206       0.0%
#   Weikeng Industrial Co., Ltd.                                  1,690,980    969,331       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
TAIWAN -- (Continued)
#   Well Shin Technology Co., Ltd.                                  503,000 $      878,137       0.0%
*   Wha Yu Industrial Co., Ltd.                                     108,000         73,823       0.0%
#   WinMate Communication, Inc.                                     137,000        258,766       0.0%
#   Winstek Semiconductor Co., Ltd.                                 227,000        191,653       0.0%
    Wintek Corp.                                                  5,447,000         61,942       0.0%
#   Wisdom Marine Lines Co., Ltd.                                 1,963,603      2,115,447       0.1%
#   Wisechip Semiconductor, Inc.                                    116,302        470,218       0.0%
#   Wistron NeWeb Corp.                                           1,793,470      5,144,688       0.1%
#   Wowprime Corp.                                                  445,000      2,248,873       0.1%
    WT Microelectronics Co., Ltd.                                 3,041,903      4,364,016       0.1%
    WUS Printed Circuit Co., Ltd.                                 2,102,000      1,273,606       0.0%
#   XAC Automation Corp.                                            544,000      1,269,977       0.0%
#   XinTec, Inc.                                                  1,085,000      1,623,872       0.0%
    XPEC Entertainment, Inc.                                        192,135         63,045       0.0%
#   Xxentria Technology Materials Corp.                             731,207      1,716,086       0.0%
    Yageo Corp.                                                     209,669        740,044       0.0%
*   Yang Ming Marine Transport Corp.                             10,192,000      2,077,518       0.1%
#   YC Co., Ltd.                                                  2,453,823      1,077,113       0.0%
#   YC INOX Co., Ltd.                                             2,411,388      1,967,141       0.0%
#   YCC Parts Manufacturing Co., Ltd.                               204,000        289,285       0.0%
    Yea Shin International Development Co., Ltd.                  1,002,350        458,372       0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.                    563,929      1,708,181       0.0%
#   YFC-Boneagle Electric Co., Ltd.                                 613,000        999,978       0.0%
#   YFY, Inc.                                                     8,463,212      2,999,486       0.1%
    Yi Jinn Industrial Co., Ltd.                                  1,456,284        499,503       0.0%
*   Yieh Phui Enterprise Co., Ltd.                                6,930,668      2,834,276       0.1%
#   Yonyu Plastics Co., Ltd.                                        457,600        508,376       0.0%
*   Young Fast Optoelectronics Co., Ltd.                            679,872        274,610       0.0%
#   Young Optics, Inc.                                              391,111        500,440       0.0%
#   Youngtek Electronics Corp.                                      732,666      1,094,262       0.0%
    Yuanta Futures Co., Ltd.                                         44,000         57,019       0.0%
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd.                461,869      1,255,360       0.0%
#   Yungshin Construction & Development Co., Ltd.                   564,000        528,937       0.0%
    YungShin Global Holding Corp.                                 1,247,015      1,849,816       0.0%
#   Yungtay Engineering Co., Ltd.                                 2,594,000      4,296,062       0.1%
    Zeng Hsing Industrial Co., Ltd.                                 386,107      1,937,948       0.0%
    Zenitron Corp.                                                1,293,000        792,758       0.0%
    Zero One Technology Co., Ltd.                                   444,000        269,113       0.0%
    Zig Sheng Industrial Co., Ltd.                                3,101,732        955,869       0.0%
#   Zinwell Corp.                                                 2,161,586      2,308,217       0.1%
#   Zippy Technology Corp.                                          781,948        995,507       0.0%
#   ZongTai Real Estate Development Co., Ltd.                     1,153,277        771,488       0.0%
                                                                            --------------      ----
TOTAL TAIWAN                                                                 1,082,705,887      16.6%
                                                                            --------------      ----
THAILAND -- (3.3%)
    AAPICO Hitech PCL(B013L48)                                      964,380        440,509       0.0%
    AAPICO Hitech PCL(B013KZ2)                                      110,000         50,246       0.0%
    Advanced Information Technology PCL Class F                     341,000        258,781       0.0%
    Aeon Thana Sinsap Thailand PCL(B01KHN0)                         142,500        424,328       0.0%
    AEON Thana Sinsap Thailand PCL(B01KHP2)                          57,700        171,816       0.0%
    AJ Plast PCL                                                  1,240,588        512,877       0.0%
    Amata Corp. PCL                                               3,265,410      1,623,737       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
THAILAND -- (Continued)
    Ananda Development PCL                                       12,237,900 $1,747,766       0.0%
    AP Thailand PCL                                               9,625,816  2,212,351       0.0%
*   Apex Development PCL                                              3,536         57       0.0%
    Asia Aviation PCL                                            13,440,100  2,409,038       0.1%
    Asia Plus Group Holdings PCL                                  8,963,700    906,995       0.0%
    Asia Sermkij Leasing PCL                                        929,500    561,623       0.0%
    Asian Insulators PCL                                         12,731,600     98,680       0.0%
    Asian Phytoceuticals PCL                                        740,215     31,244       0.0%
    Bangchak Corp. PCL                                            3,383,300  3,129,968       0.1%
    Bangkok Airways PCL                                           4,578,800  2,687,182       0.1%
    Bangkok Aviation Fuel Services PCL                            1,869,746  2,148,667       0.0%
    Bangkok Chain Hospital PCL                                    7,463,537  2,826,607       0.1%
    Bangkok Insurance PCL                                           180,181  1,838,794       0.0%
    Bangkok Land PCL                                             54,483,670  2,945,489       0.1%
    Bangkok Ranch PCL                                             2,359,200    433,100       0.0%
    Beauty Community PCL                                         10,470,000  2,981,483       0.1%
    BEC World PCL                                                 6,209,200  3,356,810       0.1%
    Better World Green PCL                                       13,532,700    813,762       0.0%
    Big Camera Corp. PCL                                          9,373,700  1,327,873       0.0%
    BJC Heavy Industries PCL Class F                              3,542,300    479,270       0.0%
    Buriram Sugar PCL Class F                                       935,500    397,567       0.0%
    Cal-Comp Electronics Thailand PCL Class F                    15,629,344  1,283,242       0.0%
    Central Plaza Hotel PCL                                       1,251,300  1,257,088       0.0%
    CH Karnchang PCL                                              3,589,500  2,827,808       0.1%
    Charoong Thai Wire & Cable PCL Class F                          967,100    290,773       0.0%
    Christiani & Nielsen Thai Class F                             2,930,600    369,396       0.0%
    Chularat Hospital PCL Class F                                38,976,200  2,681,797       0.1%
    CK Power PCL                                                 21,430,690  1,920,646       0.0%
    COL PCL                                                         174,500    211,882       0.0%
    Com7 PCL                                                      1,564,700    470,450       0.0%
*   Country Group Development PCL                                20,152,500    576,785       0.0%
    Country Group Holdings PCL Class F                            7,918,400    341,093       0.0%
*   Crown Tech Advance PCL Class F                                9,170,200    405,620       0.0%
    CS Loxinfo PCL                                                1,380,600    239,480       0.0%
*   Demco PCL                                                     1,971,100    376,099       0.0%
    Dhipaya Insurance PCL                                         1,020,100  1,334,476       0.0%
    Diamond Building Products PCL                                   801,500    139,029       0.0%
    Dusit Thani PCL                                                 114,500     30,454       0.0%
    Dynasty Ceramic PCL                                          22,823,180  2,678,870       0.1%
    E for L Aim PCL                                              13,189,500     53,383       0.0%
    Eastern Polymer Group PCL Class F                             7,688,000  3,000,520       0.1%
    Eastern Printing PCL                                            765,300    147,131       0.0%
    Eastern Water Resources Development and Management PCL
      Class F                                                     5,072,600  1,715,797       0.0%
    Energy Earth PCL                                              4,765,400    597,914       0.0%
    Erawan Group PCL (The)                                        9,245,370  1,288,311       0.0%
*   Esso Thailand PCL                                            11,104,200  3,755,974       0.1%
    Forth Corp. PCL                                               2,127,000    427,368       0.0%
    Forth Smart Service PCL                                       1,814,000    933,484       0.0%
    Fortune Parts Industry PCL                                    2,477,500    356,691       0.0%
*   G J Steel PCL                                                 5,928,480     54,846       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
THAILAND -- (Continued)
    GFPT PCL                                                      4,154,000 $2,197,693       0.0%
    Global Power Synergy Co., Ltd. Class F                        1,425,700  1,421,990       0.0%
*   GMM Grammy PCL                                                   90,260     26,355       0.0%
    Golden Land Property Development PCL                          7,193,500  1,466,151       0.0%
    Grand Canal Land PCL                                          5,552,200    398,076       0.0%
*   Grande Asset Hotels & Property PCL                              861,875     22,924       0.0%
    Hana Microelectronics PCL                                     3,147,996  3,867,876       0.1%
    ICC International PCL                                           204,600    221,813       0.0%
    Ichitan Group PCL                                             3,229,200    919,561       0.0%
    Inter Far East Energy Corp. Class F                           4,679,700    419,401       0.0%
    Interlink Communication PCL                                   1,050,800    461,757       0.0%
*   International Engineering PCL                                39,494,487      8,563       0.0%
    Italian-Thai Development PCL                                 15,350,427  1,997,020       0.0%
    Jasmine International PCL                                    14,444,500  3,591,289       0.1%
    Jaymart PCL                                                   2,334,395    904,333       0.0%
    JSP Property PCL                                              2,885,000     92,580       0.0%
    Jubilee Enterprise PCL                                           73,600     38,300       0.0%
    Kang Yong Electric PCL                                           46,300    725,487       0.0%
    Karmarts PCL                                                  2,363,100    771,987       0.0%
    Kaset Thai International Sugar Corp. PCL                         93,100     19,110       0.0%
    KGI Securities Thailand PCL                                   8,608,500    945,716       0.0%
    Khon Kaen Sugar Industry PCL                                 13,765,690  2,149,024       0.0%
    Khonburi Sugar PCL                                              178,500     40,768       0.0%
    Kiatnakin Bank PCL                                            2,666,400  5,261,110       0.1%
    Krungthai Card PCL                                              954,700  3,739,863       0.1%
    L.P.N Development PCL                                           233,300     78,913       0.0%
    Laguna Resorts & Hotels PCL                                     197,000    156,620       0.0%
    Lam Soon Thailand PCL                                           322,700     60,174       0.0%
    Lanna Resources PCL                                           1,833,750    678,578       0.0%
    LH Financial Group PCL                                       45,557,466  2,318,044       0.1%
    Loxley PCL                                                    8,242,676    753,017       0.0%
    LPN Development PCL                                           5,688,900  1,924,259       0.0%
    Major Cineplex Group PCL                                      3,081,100  3,117,621       0.1%
    Malee Group PCL                                                 442,300  1,349,021       0.0%
    Maybank Kim Eng Securities Thailand PCL                         974,300    619,676       0.0%
    MBK PCL                                                       5,823,900  2,525,542       0.1%
    MC Group PCL                                                  1,707,900    913,448       0.0%
*   MCOT PCL                                                      2,319,600    898,602       0.0%
    MCS Steel PCL                                                 1,610,600    670,501       0.0%
    Mega Lifesciences PCL                                         2,905,400  2,162,881       0.0%
    Millcon Steel PCL                                             9,689,600    459,409       0.0%
    MK Real Estate Development PCL                                1,885,900    223,538       0.0%
    MK Restaurants Group PCL                                        310,300    549,462       0.0%
    Modernform Group PCL                                          2,352,200    340,012       0.0%
    Mono Technology PCL                                           2,795,200    289,298       0.0%
    Muang Thai Insurance PCL                                         61,288    241,856       0.0%
    Muramoto Electron Thailand PCL                                   14,000     94,709       0.0%
    Namyong Terminal PCL                                          1,671,200    719,887       0.0%
    Nation Multimedia Group PCL                                  14,527,800    399,000       0.0%
*   Noble Development PCL                                           623,500    282,999       0.0%
    PCS Machine Group Holding PCL                                   283,700     45,110       0.0%
    Platinum Group PCL (The) Class F                              3,396,500    697,171       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
THAILAND -- (Continued)
*   Polyplex Thailand PCL                                         3,344,050 $1,421,149       0.0%
*   Precious Shipping PCL                                         5,538,500  1,513,120       0.0%
    Premier Marketing PCL                                         1,844,800    485,333       0.0%
    President Rice Products PCL                                       3,375      5,927       0.0%
    Property Perfect PCL                                         27,612,100    734,407       0.0%
    Pruksa Holding PCL                                              705,100    458,651       0.0%
    PTG Energy PCL                                                5,535,500  3,616,719       0.1%
    Quality Houses PCL                                           35,303,826  2,612,830       0.1%
    Raimon Land PCL                                              11,010,600    423,362       0.0%
    Ratchthani Leasing PCL                                        9,051,400  1,426,139       0.0%
*   Regional Container Lines PCL                                  2,611,900    490,817       0.0%
    Rojana Industrial Park PCL                                    6,243,911  1,074,047       0.0%
*   RS PCL                                                        3,365,000    890,134       0.0%
    S 11 Group PCL                                                  673,300    165,454       0.0%
    Saha Pathana Inter-Holding PCL                                  680,300    816,203       0.0%
    Saha-Union PCL                                                  743,600    849,153       0.0%
*   Sahaviriya Steel Industries PCL                              87,225,900     23,704       0.0%
    Samart Corp. PCL                                              3,038,600  1,300,124       0.0%
*   Samart I-Mobile PCL                                          14,993,100    481,132       0.0%
    Samart Telcoms PCL                                            1,946,100    770,788       0.0%
    Sansiri PCL                                                  44,226,510  2,685,044       0.1%
    Sappe PCL                                                       331,900    239,881       0.0%
    SC Asset Corp PCL                                            14,604,215  1,486,176       0.0%
    Scan Inter PCL Class F                                        2,888,100    655,438       0.0%
    Siam Future Development PCL                                   6,757,873  1,211,298       0.0%
    Siam Global House PCL                                         1,362,516    642,065       0.0%
    Siam Wellness Group PCL                                       1,152,300    433,070       0.0%
    Siamgas & Petrochemicals PCL                                  3,139,800  1,161,880       0.0%
*   Singha Estate PCL                                            15,993,200  2,311,824       0.0%
    Sino-Thai Engineering & Construction PCL                      4,485,500  3,151,132       0.1%
    SNC Former PCL                                                  141,800     64,771       0.0%
    Somboon Advance Technology PCL                                1,280,837    588,763       0.0%
    SPCG PCL                                                      2,651,200  1,594,246       0.0%
    Sri Ayudhya Capital PCL                                         233,100    219,016       0.0%
    Sri Trang Agro-Industry PCL                                   4,098,590  2,132,831       0.0%
    Sriracha Construction PCL                                     1,060,000    631,281       0.0%
    Srisawad Power 1979 PCL Class F                               1,109,844  1,419,792       0.0%
    Srithai Superware PCL                                        10,889,400    648,516       0.0%
*   Stars Microelectronics Thailand PCL                           2,352,400    408,049       0.0%
    STP & I PCL                                                   4,889,364  1,371,114       0.0%
    Sub Sri Thai PCL                                                417,300    136,325       0.0%
    Supalai PCL                                                   5,742,933  4,084,306       0.1%
*   Superblock PCL                                               31,203,600  1,362,169       0.0%
    Susco PCL                                                     1,295,200    152,024       0.0%
    SVI PCL                                                       8,547,800  1,371,503       0.0%
    Symphony Communication PCL                                      275,275     93,111       0.0%
    Synnex Thailand PCL                                             770,600    236,148       0.0%
    Syntec Construction PCL                                       6,152,300    800,386       0.0%
    Taokaenoi Food & Marketing PCL                                2,313,100  1,571,490       0.0%
*   Tata Steel Thailand PCL                                      23,691,600    664,379       0.0%
    Thai Agro Energy PCL Class F                                    378,870     31,764       0.0%
*   Thai Airways International PCL(6888868)                       5,871,900  2,902,847       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
THAILAND -- (Continued)
*   Thai Airways International PCL(6364971)                         141,400 $     69,903       0.0%
    Thai Central Chemical PCL                                       263,500      359,941       0.0%
    Thai Metal Trade PCL                                          1,022,200      440,323       0.0%
    Thai Nakarin Hospital PCL                                       228,700      224,799       0.0%
    Thai Reinsurance PCL                                          8,412,800      464,540       0.0%
    Thai Solar Energy PCL                                         1,932,900      315,724       0.0%
    Thai Stanley Electric PCL Class F                               206,600    1,224,429       0.0%
    Thai Steel Cable PCL                                              3,400        1,057       0.0%
    Thai Vegetable Oil PCL                                        2,681,275    2,829,330       0.1%
    Thai Wacoal PCL                                                  78,000      103,729       0.0%
    Thai Wah PCL Class F                                          1,977,100      571,581       0.0%
    Thai-German Ceramic Industry PCL                              3,827,900      274,449       0.0%
    Thaicom PCL                                                   3,285,000    1,728,448       0.0%
*   Thaifoods Group PCL                                           2,677,700      487,699       0.0%
    Thaire Life Assurance PCL Class F                             1,341,200      317,949       0.0%
    Thanachart Capital PCL                                        2,160,200    2,950,837       0.1%
    Thitikorn PCL                                                   521,000      162,671       0.0%
    Thoresen Thai Agencies PCL                                    6,743,054    1,783,722       0.0%
    TICON Industrial Connection PCL Class F                       6,738,184    2,727,221       0.1%
    Tipco Asphalt PCL                                             3,286,600    2,375,398       0.1%
    TIPCO Foods PCL                                               1,385,582      616,882       0.0%
    Tisco Financial Group PCL                                     2,533,100    5,583,951       0.1%
    TPI Polene PCL                                               60,744,900    4,109,369       0.1%
    TRC Construction PCL                                         18,011,687      796,701       0.0%
    TTCL PCL(B5ML0D8)                                             1,350,871      667,820       0.0%
    TTCL PCL(BWY4Y10)                                               295,800      146,232       0.0%
    TTW PCL                                                      11,977,000    3,635,690       0.1%
*   U City PCL                                                   47,365,600       41,080       0.0%
    Unique Engineering & Construction PCL                         4,767,570    2,315,559       0.1%
*   United Power of Asia PCL                                        500,000        8,528       0.0%
    Univanich Palm Oil PCL                                        1,053,200      211,614       0.0%
    Univentures PCL                                               6,092,800    1,224,197       0.0%
    Vanachai Group PCL                                            5,800,059    2,246,915       0.0%
    VGI Global Media PCL                                         16,359,000    2,336,324       0.1%
    Vibhavadi Medical Center PCL                                 42,264,100    3,494,517       0.1%
    Vinythai PCL                                                  2,911,734    1,725,659       0.0%
*   WHA Corp. PCL                                                34,918,900    3,169,857       0.1%
    Workpoint Entertainment PCL                                   1,379,840    2,134,184       0.0%
                                                                            ------------       ---
TOTAL THAILAND                                                               230,761,783       3.6%
                                                                            ------------       ---
TURKEY -- (1.4%)
    Adana Cimento Sanayii TAS Class A                               566,452    1,111,493       0.0%
    Adel Kalemcilik Ticaret ve Sanayi A.S.                           42,330      190,816       0.0%
#*  Afyon Cimento Sanayi TAS                                      1,004,041    2,532,057       0.1%
    Akcansa Cimento A.S.                                            444,909    1,539,533       0.0%
#*  Akenerji Elektrik Uretim A.S.                                 2,516,472      637,584       0.0%
    Aksa Akrilik Kimya Sanayii A.S.                                 775,850    2,317,399       0.1%
#*  Aksa Enerji Uretim A.S.                                       1,088,334      915,679       0.0%
#*  Aksigorta A.S.                                                1,013,913      753,452       0.0%
#   Alarko Holding A.S.                                             688,608    1,102,681       0.0%
    Albaraka Turk Katilim Bankasi A.S.                            2,969,982    1,036,436       0.0%
    Alkim Alkali Kimya A.S.                                          48,637      387,381       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TURKEY -- (Continued)
    Anadolu Anonim Turk Sigorta Sirketi                          2,035,741 $1,433,482       0.0%
*   Anadolu Cam Sanayii A.S.                                     1,490,394  1,517,781       0.0%
#   Anadolu Hayat Emeklilik A.S.                                   939,923  1,431,965       0.0%
#   AvivaSA Emeklilik ve Hayat A.S. Class A                         26,733    147,734       0.0%
#   Aygaz A.S.                                                     483,374  1,928,354       0.1%
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                         412,315  1,248,656       0.0%
#   Baticim Bati Anadolu Cimento Sanayii A.S.                      405,451    752,418       0.0%
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.           1,380,080  1,841,849       0.1%
#   Bizim Toptan Satis Magazalari A.S.                             245,003    805,355       0.0%
#   Bolu Cimento Sanayii A.S.                                      533,248    926,201       0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                 463,630  1,297,420       0.0%
*   Boyner Perakende Ve Tekstil Yatirimlari A.S.                   104,023  1,400,543       0.0%
#   Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.               485,796    937,755       0.0%
#   Bursa Cimento Fabrikasi A.S.                                   267,764    448,303       0.0%
    Celebi Hava Servisi A.S.                                        60,471    388,729       0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                           587,017  2,476,794       0.1%
#*  Deva Holding A.S.                                              356,487    427,523       0.0%
#*  Dogan Sirketler Grubu Holding A.S.                           9,685,105  2,016,183       0.1%
#*  Dogus Otomotiv Servis ve Ticaret A.S.                          607,099  1,554,673       0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                      291,642    847,903       0.0%
#   EGE Endustri VE Ticaret A.S.                                    14,562  1,037,279       0.0%
#*  EGE Seramik Sanayi ve Ticaret A.S.                             274,358    281,313       0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
      ve Ticaret A.S.                                            1,804,201  2,153,521       0.1%
#*  Fenerbahce Futbol A.S.                                          84,211    843,603       0.0%
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.             27,385    186,449       0.0%
#   Global Yatirim Holding A.S.                                  2,085,182  1,726,294       0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.            50,882  1,130,087       0.0%
#   Goodyear Lastikleri TAS                                        955,450  1,165,039       0.0%
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                 983,334    636,769       0.0%
#   GSD Holding AS                                               4,562,388    771,113       0.0%
#   Gubre Fabrikalari TAS                                        1,072,327  1,473,081       0.0%
#*  Ihlas Holding A.S.                                           8,173,996  1,011,896       0.0%
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret
      A.S.                                                         170,170    477,073       0.0%
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.          678,189    364,973       0.0%
*   Is Finansal Kiralama A.S.                                    1,379,265    446,330       0.0%
    Is Yatirim Menkul Degerler A.S. Class A                        220,148     78,081       0.0%
#*  Izmir Demir Celik Sanayi A.S.                                  855,717    760,827       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A  1,362,478    594,301       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B    909,737    401,928       0.0%
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D  7,346,390  2,728,412       0.1%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                      4,108,655  1,341,588       0.0%
#*  Kartonsan Karton Sanayi ve Ticaret A.S.                         11,953    969,181       0.0%
#   Konya Cimento Sanayii A.S.                                      14,237  1,154,334       0.0%
#*  Koza Altin Isletmeleri A.S.                                    226,641  1,231,672       0.0%
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.                 831,604    480,900       0.0%
#   Mardin Cimento Sanayii ve Ticaret A.S.                         379,497    476,493       0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                 2,278,836    769,746       0.0%
#*  Migros Ticaret A.S.                                            320,825  2,196,895       0.1%
#*  NET Holding A.S.                                             1,819,449  1,306,225       0.0%
#*  Netas Telekomunikasyon A.S.                                    490,416  1,467,491       0.0%
    Nuh Cimento Sanayi A.S.                                        385,168  1,162,365       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
TURKEY -- (Continued)
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                          89,106 $    3,328,210       0.1%
#   Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.         494,933        365,150       0.0%
#*  Parsan Makina Parcalari Sanayii A.S.                           126,184        324,696       0.0%
#*  Pegasus Hava Tasimaciligi A.S.                                 215,199        965,683       0.0%
    Pinar Entegre Et ve Un Sanayi A.S.                             152,148        445,828       0.0%
    Pinar SUT Mamulleri Sanayii A.S.                               143,024        615,962       0.0%
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.            578,538        617,394       0.0%
*   Sekerbank TAS                                                2,576,023        870,252       0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                    1,287,294      1,312,228       0.0%
    Soda Sanayii A.S.                                            1,882,291      3,395,781       0.1%
#   Tat Gida Sanayi A.S.                                           747,482      1,405,382       0.0%
    TAV Havalimanlari Holding A.S.                                  40,472        168,566       0.0%
    Tekfen Holding A.S.                                          1,578,912      4,069,513       0.1%
#*  Teknosa Ic Ve Dis Ticaret A.S.                                 238,336        295,921       0.0%
    Trakya Cam Sanayii A.S.                                      3,586,813      3,473,555       0.1%
#*  Tumosan Motor ve Traktor Sanayi A.S.                            95,097        207,226       0.0%
#   Turcas Petrol A.S.                                           1,214,852        697,240       0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                          55,589      1,220,149       0.0%
    Turkiye Sinai Kalkinma Bankasi A.S.                          8,464,308      3,595,358       0.1%
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                       834,662      1,711,263       0.0%
#*  Zorlu Enerji Elektrik Uretim A.S.                            7,974,005      2,602,732       0.1%
                                                                           --------------      ----
TOTAL TURKEY                                                                   98,867,480       1.5%
                                                                           --------------      ----
TOTAL COMMON STOCKS                                                         6,323,551,410      97.2%
                                                                           --------------      ----
PREFERRED STOCKS -- (1.4%)
BRAZIL -- (1.3%)
    AES Tiete Energia SA                                             7,992          6,798       0.0%
    Alpargatas SA                                                1,606,174      6,730,239       0.1%
    Banco ABC Brasil SA                                            864,919      4,855,896       0.1%
    Banco do Estado do Rio Grande do Sul SA Class B              2,285,044     10,229,982       0.2%
*   Banco Pan SA                                                 2,079,740      1,231,837       0.0%
    Banco Pine SA                                                  282,703        325,095       0.0%
    Centrais Eletricas Santa Catarina                               79,600        448,652       0.0%
    Cia Brasileira de Distribuicao                                  12,250        276,913       0.0%
    Cia de Gas de Sao Paulo--COMGAS Class A                        221,785      3,353,974       0.1%
    Cia de Saneamento do Parana                                    225,201        729,373       0.0%
    Cia de Transmissao de Energia Eletrica Paulista                411,240      8,032,917       0.1%
    Cia Energetica de Minas Gerais                               5,514,829     15,428,768       0.2%
    Cia Energetica de Sao Paulo Class B                          1,652,400      9,422,800       0.1%
    Cia Energetica do Ceara Class A                                114,139      1,689,044       0.0%
    Cia Ferro Ligas da Bahia--FERBASA                              445,049      1,512,918       0.0%
    Cia Paranaense de Energia                                      857,600      7,881,474       0.1%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA         831,699      3,940,944       0.1%
    Eucatex SA Industria e Comercio                                160,378        174,826       0.0%
*   Gol Linhas Aereas Inteligentes SA                              302,148        955,740       0.0%
    Grazziotin SA                                                    2,100         12,901       0.0%
    Marcopolo SA                                                 4,890,253      3,697,676       0.1%
*   Randon SA Implementos e Participacoes                        2,012,057      2,979,369       0.0%
    Suzano Papel e Celulose SA Class A                             812,700      3,433,565       0.1%
    Unipar Carbocloro SA Class B                                   276,095        675,874       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
BRAZIL -- (Continued)
*   Usinas Siderurgicas de Minas Gerais SA Class A                 4,852,799 $  6,513,106       0.1%
                                                                             ------------       ---
TOTAL BRAZIL                                                                   94,540,681       1.4%
                                                                             ------------       ---
CHILE -- (0.1%)
    Coca-Cola Embonor SA Class B                                     337,981      845,782       0.0%
    Embotelladora Andina SA Class B                                  776,973    3,218,769       0.1%
                                                                             ------------       ---
TOTAL CHILE                                                                     4,064,551       0.1%
                                                                             ------------       ---
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                            2,637,267    2,384,477       0.0%
                                                                             ------------       ---
INDIA -- (0.0%)
    UPL, Ltd., 5.000%                                                620,778      115,799       0.0%
                                                                             ------------       ---
TOTAL PREFERRED STOCKS                                                        101,105,508       1.5%
                                                                             ------------       ---
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Cia de Gas de Sao Paulo - COMGAS Rights 5/26/17                    4,747        2,378       0.0%
*   Iochpe Maxion SA Warrants 6/3/19                                  36,674       69,094       0.0%
                                                                             ------------       ---
TOTAL BRAZIL                                                                       71,472       0.0%
                                                                             ------------       ---
INDONESIA -- (0.0%)
*   Pacific Strategic Financial Tbk PT Warrants                      747,800       17,448       0.0%
*   Sentul City Rights 4/13/17                                   150,696,900           --       0.0%
                                                                             ------------       ---
TOTAL INDONESIA                                                                    17,448       0.0%
                                                                             ------------       ---
MALAYSIA -- (0.0%)
*   Land & General Bhd Rights 5/2/17                              10,702,560      123,273       0.0%
*   MKH Bhd Rights 5/19/17                                           176,348      220,587       0.0%
                                                                             ------------       ---
TOTAL MALAYSIA                                                                    343,860       0.0%
                                                                             ------------       ---
PHILIPPINES -- (0.0%)
*   China Banking Corp. Rights 5/5/17                                320,026       27,542       0.0%
                                                                             ------------       ---
POLAND -- (0.0%)
*   Hawe SA Rights                                                   846,548           --       0.0%
                                                                             ------------       ---
SOUTH KOREA -- (0.0%)
#*  CrucialTec Co., Ltd. Rights 6/2/17                                67,175       60,805       0.0%
                                                                             ------------       ---
TAIWAN -- (0.0%)
*   First Steamship Rights 5/8/17                                  1,393,208       11,544       0.0%
                                                                             ------------       ---
THAILAND -- (0.0%)
*   E for L Aim PCL                                                5,454,000           --       0.0%
*   EFORL W3                                                       1,636,200           --       0.0%
*   RS W3 Warrants 4/17/19                                           673,000           --       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
THAILAND -- (Continued)
*    Thaifoods Group W2 Warrants 4/30/18                             267,770 $           --        0.0%
                                                                             --------------      -----
TOTAL THAILAND                                                                           --        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                               532,671        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   6,425,189,589
                                                                             --------------

                                                                                 VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@ DFA Short Term Investment Fund                               49,493,179    572,784,566        8.8%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $6,281,544,083)                          $6,997,974,155      107.5%
                                                                             ==============      =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         ----------------------------------------------------
                                            LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                         -------------- -------------- ------- --------------
Common Stocks
   Brazil                                $  505,313,655             --     --  $  505,313,655
   Chile                                      1,088,052 $  108,460,944     --     109,548,996
   China                                     55,673,829    998,632,979     --   1,054,306,808
   Colombia                                  12,135,744             --     --      12,135,744
   Greece                                            --     20,910,141     --      20,910,141
   Hong Kong                                         --        456,686     --         456,686
   Hungary                                           --      6,121,958     --       6,121,958
   India                                         97,036    984,146,598     --     984,243,634
   Indonesia                                  1,583,335    212,074,711     --     213,658,046
   Malaysia                                     129,593    258,895,891     --     259,025,484
   Mexico                                   177,599,157             --     --     177,599,157
   Philippines                                       --     96,346,056     --      96,346,056
   Poland                                            --    115,652,465     --     115,652,465
   South Africa                               6,931,188    462,966,051     --     469,897,239
   South Korea                                4,773,434    881,226,757     --     886,000,191
   Taiwan                                        87,165  1,082,618,722     --   1,082,705,887
   Thailand                                 230,211,435        550,348     --     230,761,783
   Turkey                                            --     98,867,480     --      98,867,480
Preferred Stocks
   Brazil                                    94,540,681             --     --      94,540,681
   Chile                                             --      4,064,551     --       4,064,551
   Colombia                                   2,384,477             --     --       2,384,477
   India                                        115,799             --     --         115,799
Rights/Warrants
   Brazil                                            --         71,472     --          71,472
   Indonesia                                         --         17,448     --          17,448
   Malaysia                                          --        343,860     --         343,860
   Philippines                                       --         27,542     --          27,542
   South Korea                                       --         60,805     --          60,805
   Taiwan                                            --         11,544     --          11,544
Securities Lending Collateral                        --    572,784,566     --     572,784,566
Futures Contracts**                           1,040,556             --     --       1,040,556
                                         -------------- -------------- ------  --------------
TOTAL                                    $1,093,705,136 $5,905,309,575     --  $6,999,014,711
                                         ============== ============== ======  ==============

** Not reflected in the Schedule of Investments, valued at the unrealized appreciation/(depreciation) on the investment. (Note H)

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                                APRIL 30, 2017
                                  (UNAUDITED)

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
COMMON STOCKS -- (96.7%)
Consumer Discretionary -- (15.6%)
*   1-800-Flowers.com, Inc. Class A                                 44,330 $    476,547       0.0%
    Aaron's, Inc.                                                    4,830      173,590       0.0%
#   Adient P.L.C.                                                   22,979    1,690,335       0.0%
*   Ascent Capital Group, Inc. Class A                               8,450      108,244       0.0%
#   Autoliv, Inc.                                                    9,404      942,187       0.0%
#*  AV Homes, Inc.                                                   3,852       67,603       0.0%
*   Ballantyne Strong, Inc.                                          9,030       56,889       0.0%
#*  Barnes & Noble Education, Inc.                                   7,710       80,261       0.0%
#   Barnes & Noble, Inc.                                            12,200      104,310       0.0%
    Bassett Furniture Industries, Inc.                               2,900       87,145       0.0%
#   Beasley Broadcast Group, Inc. Class A                            9,471      124,544       0.0%
*   Beazer Homes USA, Inc.                                           4,326       53,686       0.0%
#*  Belmond, Ltd. Class A                                           75,198      932,455       0.0%
#   Best Buy Co., Inc.                                             197,800   10,248,018       0.2%
#   Big 5 Sporting Goods Corp.                                       8,501      130,915       0.0%
#*  Biglari Holdings, Inc.                                               8        3,413       0.0%
#*  BJ's Restaurants, Inc.                                          25,971    1,171,292       0.0%
    Bob Evans Farms, Inc.                                           32,778    2,187,604       0.1%
#*  Build-A-Bear Workshop, Inc.                                     25,874      269,090       0.0%
*   Cabela's, Inc.                                                  53,051    2,896,585       0.1%
    Caleres, Inc.                                                   74,697    2,152,768       0.0%
#   Callaway Golf Co.                                               38,543      456,735       0.0%
*   Cambium Learning Group, Inc.                                    37,733      183,760       0.0%
    Canterbury Park Holding Corp.                                    2,755       27,963       0.0%
#   Carnival Corp.                                                 489,649   30,245,619       0.5%
#   Carriage Services, Inc.                                         20,916      572,053       0.0%
*   Cavco Industries, Inc.                                           7,600      902,500       0.0%
    CBS Corp. Class A                                               22,884    1,538,949       0.0%
*   Charter Communications, Inc. Class A                           339,394  117,145,233       1.9%
#*  Christopher & Banks Corp.                                       56,231       69,164       0.0%
#   Churchill Downs, Inc.                                            7,682    1,281,358       0.0%
    Citi Trends, Inc.                                                3,415       64,168       0.0%
#   Columbia Sportswear Co.                                          8,634      488,857       0.0%
    Comcast Corp. Class A                                        7,221,594  283,014,269       4.5%
#*  Conn's, Inc.                                                    25,450      447,920       0.0%
#   Core-Mark Holding Co., Inc.                                     96,236    3,370,185       0.1%
    CSS Industries, Inc.                                            10,852      286,059       0.0%
    CST Brands, Inc.                                                50,181    2,423,240       0.1%
    Culp, Inc.                                                      10,036      322,156       0.0%
#*  Delta Apparel, Inc.                                              7,532      132,036       0.0%
*   Destination Maternity Corp.                                        200          684       0.0%
#   DeVry Education Group, Inc.                                      8,757      331,452       0.0%
#   Dillard's, Inc. Class A                                        120,300    6,661,011       0.1%
*   Discovery Communications, Inc. Class B                           3,762      108,910       0.0%
#*  Discovery Communications, Inc. Class C                           3,762      105,261       0.0%
*   Dixie Group, Inc. (The)                                         11,800       44,250       0.0%
#*  Dorman Products, Inc.                                           12,311    1,023,660       0.0%
    Dover Motorsports, Inc.                                         15,098       30,951       0.0%
    DR Horton, Inc.                                                208,125    6,845,231       0.1%
#   Educational Development Corp.                                    1,679       13,852       0.0%
#*  Eldorado Resorts, Inc.                                          18,512      354,042       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
    Escalade, Inc.                                                     277 $     3,698       0.0%
#*  EW Scripps Co. (The) Class A                                    81,265   1,810,584       0.0%
    Flanigan's Enterprises, Inc.                                       865      21,798       0.0%
    Flexsteel Industries, Inc.                                       2,068     109,852       0.0%
    Ford Motor Co.                                               2,823,574  32,386,394       0.5%
#   Fred's, Inc. Class A                                            47,275     695,888       0.0%
*   FTD Cos., Inc.                                                  24,893     497,860       0.0%
#*  G-III Apparel Group, Ltd.                                       22,788     540,076       0.0%
#   GameStop Corp. Class A                                         104,752   2,376,823       0.1%
    Gaming Partners International Corp.                                500       4,980       0.0%
    Gannett Co., Inc.                                               59,819     500,087       0.0%
    General Motors Co.                                           1,095,598  37,951,515       0.6%
#*  Genesco, Inc.                                                    7,056     376,085       0.0%
    Graham Holdings Co. Class B                                      5,780   3,477,826       0.1%
*   Gray Television, Inc.                                           46,874     686,704       0.0%
#   Group 1 Automotive, Inc.                                        57,936   3,994,687       0.1%
*   Harte-Hanks, Inc.                                                8,749      11,899       0.0%
    Haverty Furniture Cos., Inc.                                    33,479     825,257       0.0%
*   Helen of Troy, Ltd.                                             61,653   5,795,382       0.1%
    Hooker Furniture Corp.                                          14,814     643,668       0.0%
*   Hyatt Hotels Corp. Class A                                      14,601     810,355       0.0%
#*  Iconix Brand Group, Inc.                                        54,810     383,670       0.0%
    International Speedway Corp. Class A                            24,844     921,712       0.0%
*   J Alexander's Holdings, Inc.                                     2,666      29,326       0.0%
#*  JAKKS Pacific, Inc.                                             13,103      64,205       0.0%
#*  JC Penney Co., Inc.                                             85,215     458,457       0.0%
#   Johnson Outdoors, Inc. Class A                                  15,588     566,156       0.0%
#   KB Home                                                         30,800     634,480       0.0%
#   Kohl's Corp.                                                    14,353     560,198       0.0%
    La-Z-Boy, Inc.                                                  56,332   1,571,663       0.0%
*   Lakeland Industries, Inc.                                       11,757     125,212       0.0%
#*  Lands' End, Inc.                                                21,056     496,922       0.0%
    Lennar Corp. Class A                                           224,100  11,317,050       0.2%
    Lennar Corp. Class B                                             7,868     335,255       0.0%
*   Liberty Broadband Corp. Class A                                 24,095   2,166,863       0.1%
*   Liberty Broadband Corp. Class B                                  1,905     171,336       0.0%
#*  Liberty Broadband Corp. Class C                                 67,601   6,162,507       0.1%
*   Liberty Expedia Holdings, Inc. Class A                          80,904   3,908,472       0.1%
#*  Liberty Expedia Holdings, Inc. Class B                           3,457     169,151       0.0%
*   Liberty Interactive Corp., QVC Group Class A                   815,470  17,271,655       0.3%
#*  Liberty Interactive Corp., QVC Group Class B                    35,706     761,966       0.0%
*   Liberty Media Corp.-Liberty Braves Class A                       9,638     239,312       0.0%
#*  Liberty Media Corp.-Liberty Braves Class B                         762      19,724       0.0%
*   Liberty Media Corp.-Liberty Braves Class C                      20,801     510,041       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class A                 17,043     577,928       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class C                 44,409   1,555,203       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                    96,383   3,672,192       0.1%
*   Liberty Media Corp.-Liberty SiriusXM Class B                     7,622     297,029       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C                   208,010   7,902,300       0.1%
*   Liberty TripAdvisor Holdings, Inc. Class A                      76,802   1,128,989       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class B                       3,570      51,587       0.0%
#*  Liberty Ventures Series A                                      121,356   6,535,021       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                       SHARES    VALUE+    OF NET ASSETS**
                                                                       ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*        Liberty Ventures Series B                                      5,186 $   283,259       0.0%
          Lifetime Brands, Inc.                                         16,431     315,475       0.0%
#         Lions Gate Entertainment Corp. Class A                         4,691     122,763       0.0%
*         Lions Gate Entertainment Corp. Class B                             1          24       0.0%
#         Lithia Motors, Inc. Class A                                   34,933   3,337,848       0.1%
*         Luby's, Inc.                                                  32,226      94,744       0.0%
#*        M/I Homes, Inc.                                               37,930   1,030,179       0.0%
*         Madison Square Garden Co. (The) Class A                        9,852   1,987,838       0.0%
          Marcus Corp. (The)                                            18,899     638,786       0.0%
*         MarineMax, Inc.                                               29,164     593,487       0.0%
#         Marriott Vacations Worldwide Corp.                             2,531     278,866       0.0%
#*        McClatchy Co. (The) Class A                                    6,060      65,327       0.0%
(degrees) Media General, Inc.                                           25,196      47,872       0.0%
#         Meredith Corp.                                                32,676   1,913,180       0.0%
#*        Meritage Homes Corp.                                          28,156   1,096,676       0.0%
          MGM Resorts International                                    227,871   6,997,918       0.1%
#*        Modine Manufacturing Co.                                      14,650     177,265       0.0%
*         Mohawk Industries, Inc.                                       98,740  23,183,165       0.4%
*         Monarch Casino & Resort, Inc.                                  1,103      32,505       0.0%
#*        Motorcar Parts of America, Inc.                               13,074     396,404       0.0%
#         Movado Group, Inc.                                            21,998     514,753       0.0%
*         MSG Networks, Inc. Class A                                    29,558     737,472       0.0%
#*        Murphy USA, Inc.                                              30,778   2,141,225       0.0%
#         NACCO Industries, Inc. Class A                                 6,832     578,329       0.0%
          Newell Brands, Inc.                                          209,562  10,004,490       0.2%
          News Corp. Class A                                           402,247   5,116,582       0.1%
          News Corp. Class B                                            99,903   1,298,739       0.0%
          Nexstar Media Group, Inc.                                      3,146     217,074       0.0%
          Office Depot, Inc.                                           181,609     902,597       0.0%
*         Overstock.com, Inc.                                           37,715     654,355       0.0%
#         Penske Automotive Group, Inc.                                 43,845   2,091,845       0.0%
*         Perry Ellis International, Inc.                               19,169     393,348       0.0%
          PulteGroup, Inc.                                             143,221   3,246,820       0.1%
          PVH Corp.                                                     31,964   3,229,323       0.1%
          RCI Hospitality Holdings, Inc.                                12,026     200,113       0.0%
#*        Red Robin Gourmet Burgers, Inc.                               31,175   1,831,531       0.0%
*         Regis Corp.                                                   49,623     541,387       0.0%
#         Rent-A-Center, Inc.                                           76,435     817,090       0.0%
          Rocky Brands, Inc.                                             8,729     123,952       0.0%
          Royal Caribbean Cruises, Ltd.                                322,500  34,378,500       0.6%
#*        Ruby Tuesday, Inc.                                            17,500      44,625       0.0%
          Saga Communications, Inc. Class A                              8,693     445,516       0.0%
          Salem Media Group, Inc.                                       10,922      83,553       0.0%
          Scholastic Corp.                                              30,900   1,335,807       0.0%
#*        Sequential Brands Group, Inc.                                     70         236       0.0%
*         Shiloh Industries, Inc.                                       15,461     190,170       0.0%
          Shoe Carnival, Inc.                                           32,650     828,330       0.0%
          Spartan Motors, Inc.                                          16,820     138,765       0.0%
          Speedway Motorsports, Inc.                                    16,132     291,183       0.0%
          Standard Motor Products, Inc.                                 37,342   1,898,094       0.0%
          Staples, Inc.                                                426,509   4,166,993       0.1%
*         Stoneridge, Inc.                                              19,361     379,669       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Consumer Discretionary -- (Continued)
#   Strattec Security Corp.                                          5,224 $      167,952        0.0%
    Superior Industries International, Inc.                         23,275        506,231        0.0%
    Superior Uniform Group, Inc.                                    17,956        327,517        0.0%
*   Tandy Leather Factory, Inc.                                      9,974         87,272        0.0%
    TEGNA, Inc.                                                    119,639      3,048,402        0.1%
    Time Warner, Inc.                                            1,534,860    152,365,552        2.5%
    Time, Inc.                                                     191,857      2,916,226        0.1%
    Toll Brothers, Inc.                                            179,799      6,470,966        0.1%
#*  Tuesday Morning Corp.                                           60,500        196,625        0.0%
    Twenty-First Century Fox, Inc. Class A                       1,287,383     39,316,677        0.6%
    Twenty-First Century Fox, Inc. Class B                         550,972     16,452,024        0.3%
*   UCP, Inc. Class A                                                7,837         89,734        0.0%
*   Unifi, Inc.                                                     41,401      1,162,126        0.0%
#*  Universal Electronics, Inc.                                      3,206        222,176        0.0%
#*  Vista Outdoor, Inc.                                             69,826      1,365,797        0.0%
*   VOXX International Corp.                                         3,750         24,375        0.0%
    Walt Disney Co. (The)                                           26,220      3,031,032        0.1%
#   Wendy's Co. (The)                                              224,538      3,309,690        0.1%
*   West Marine, Inc.                                               26,468        290,089        0.0%
#   Whirlpool Corp.                                                 30,049      5,579,498        0.1%
                                                                           --------------      -----
Total Consumer Discretionary                                               1,004,882,017       16.1%
                                                                           --------------      -----
Consumer Staples -- (8.3%)
#   Alico, Inc.                                                        960         28,752        0.0%
#*  Alliance One International, Inc.                                 3,508         48,235        0.0%
    Andersons, Inc. (The)                                           23,660        883,701        0.0%
    Archer-Daniels-Midland Co.                                     813,476     37,216,527        0.6%
    Bunge, Ltd.                                                    121,368      9,591,713        0.2%
*   CCA Industries, Inc.                                             8,323         26,842        0.0%
*   Central Garden & Pet Co.                                        25,184        951,955        0.0%
*   Central Garden & Pet Co. Class A                                48,121      1,695,303        0.0%
    Constellation Brands, Inc. Class B                              12,615      2,178,926        0.1%
#*  Craft Brew Alliance, Inc.                                        9,754        132,654        0.0%
    CVS Health Corp.                                             1,510,745    124,545,818        2.0%
#   Fresh Del Monte Produce, Inc.                                   39,437      2,417,488        0.1%
#*  Hain Celestial Group, Inc. (The)                                87,292      3,228,931        0.1%
    Ingles Markets, Inc. Class A                                    11,437        534,108        0.0%
    Ingredion, Inc.                                                 62,117      7,691,327        0.1%
    JM Smucker Co. (The)                                           108,204     13,711,611        0.2%
#   John B. Sanfilippo & Son, Inc.                                  10,428        766,458        0.0%
    Kraft Heinz Co. (The)                                          176,768     15,978,060        0.3%
*   Landec Corp.                                                    37,056        509,520        0.0%
    Mannatech, Inc.                                                    717         11,221        0.0%
    Molson Coors Brewing Co. Class A                                 1,908        182,214        0.0%
    Molson Coors Brewing Co. Class B                               186,550     17,888,279        0.3%
    Mondelez International, Inc. Class A                         2,081,099     93,711,888        1.5%
    Nutraceutical International Corp.                               14,615        463,296        0.0%
    Oil-Dri Corp. of America                                         5,047        205,362        0.0%
    Omega Protein Corp.                                             25,852        520,918        0.0%
#*  Post Holdings, Inc.                                             50,201      4,226,422        0.1%
    Reynolds American, Inc.                                        188,277     12,143,866        0.2%
#   Sanderson Farms, Inc.                                           16,100      1,864,058        0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Staples -- (Continued)
#   Seaboard Corp.                                                   1,812 $  7,672,026       0.1%
*   Seneca Foods Corp. Class A                                       6,301      234,397       0.0%
*   Seneca Foods Corp. Class B                                         300       12,150       0.0%
#   Snyder's-Lance, Inc.                                            32,153    1,133,715       0.0%
    SpartanNash Co.                                                 34,281    1,261,541       0.0%
#*  TreeHouse Foods, Inc.                                           24,190    2,119,044       0.0%
    Tyson Foods, Inc. Class A                                      405,030   26,027,228       0.4%
#   Universal Corp.                                                 22,290    1,637,200       0.0%
    Wal-Mart Stores, Inc.                                        1,054,519   79,278,738       1.3%
    Walgreens Boots Alliance, Inc.                                 725,538   62,788,059       1.0%
#   Weis Markets, Inc.                                              11,602      670,712       0.0%
                                                                           ------------       ---
Total Consumer Staples                                                      536,190,263       8.6%
                                                                           ------------       ---
Energy -- (11.5%)
    Adams Resources & Energy, Inc.                                   6,004      243,882       0.0%
#   Alon USA Energy, Inc.                                           33,484      404,822       0.0%
    Anadarko Petroleum Corp.                                       258,932   14,764,303       0.3%
#   Apache Corp.                                                    15,708      764,037       0.0%
    Archrock, Inc.                                                  69,200      816,560       0.0%
    Baker Hughes, Inc.                                             127,976    7,597,935       0.1%
*   Barnwell Industries, Inc.                                        7,870       15,032       0.0%
#   Bristow Group, Inc.                                             37,360      499,503       0.0%
#*  Callon Petroleum Co.                                            13,214      156,454       0.0%
    Chevron Corp.                                                1,105,117  117,915,984       1.9%
#*  Cloud Peak Energy, Inc.                                         33,115      111,598       0.0%
    ConocoPhillips                                               1,489,306   71,352,650       1.2%
*   Dawson Geophysical Co.                                          29,011      145,925       0.0%
    Delek US Holdings, Inc.                                         52,256    1,257,802       0.0%
    EOG Resources, Inc.                                              8,874      820,845       0.0%
*   Era Group, Inc.                                                 24,458      310,861       0.0%
*   Exterran Corp.                                                  34,600      947,002       0.0%
    Exxon Mobil Corp.                                            2,790,357  227,832,649       3.7%
    Green Plains, Inc.                                              26,534      610,282       0.0%
    Gulf Island Fabrication, Inc.                                   15,018      149,429       0.0%
*   Helix Energy Solutions Group, Inc.                             103,010      630,421       0.0%
#   Helmerich & Payne, Inc.                                        108,670    6,589,749       0.1%
#   Hess Corp.                                                     165,152    8,064,372       0.1%
#   HollyFrontier Corp.                                             32,210      906,389       0.0%
#*  Hornbeck Offshore Services, Inc.                                 6,900       23,529       0.0%
*   International Seaways, Inc.                                         12          232       0.0%
    Kinder Morgan, Inc.                                            549,603   11,338,310       0.2%
#   Marathon Oil Corp.                                             467,019    6,944,573       0.1%
    Marathon Petroleum Corp.                                       903,936   46,046,500       0.8%
*   Matrix Service Co.                                              15,423      181,220       0.0%
#   Murphy Oil Corp.                                               108,993    2,853,437       0.1%
#   Nabors Industries, Ltd.                                        181,974    1,881,611       0.0%
#   National Oilwell Varco, Inc.                                   213,118    7,452,736       0.1%
*   Natural Gas Services Group, Inc.                                15,026      411,712       0.0%
#*  Newpark Resources, Inc.                                         97,395      745,072       0.0%
#   Noble Energy, Inc.                                             133,794    4,325,560       0.1%
    Occidental Petroleum Corp.                                     193,548   11,910,944       0.2%
*   Parker Drilling Co.                                            103,773      171,225       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Energy -- (Continued)
#   Patterson-UTI Energy, Inc.                                     152,325 $  3,297,075       0.1%
#*  PDC Energy, Inc.                                                24,103    1,331,209       0.0%
*   PHI, Inc. Non-Voting                                            15,570      182,636       0.0%
*   PHI, Inc. Voting                                                 1,099       12,748       0.0%
    Phillips 66                                                    775,455   61,695,200       1.0%
*   Pioneer Energy Services Corp.                                   74,262      226,499       0.0%
    Pioneer Natural Resources Co.                                   88,400   15,292,316       0.3%
*   QEP Resources, Inc.                                             33,043      390,238       0.0%
#*  Renewable Energy Group, Inc.                                     2,882       30,117       0.0%
#*  REX American Resources Corp.                                     4,050      383,454       0.0%
#*  Rowan Cos. P.L.C. Class A                                      118,378    1,665,578       0.0%
    Schlumberger, Ltd.                                             603,242   43,789,337       0.7%
*   SEACOR Holdings, Inc.                                           20,471    1,344,126       0.0%
#   SemGroup Corp. Class A                                           4,727      157,409       0.0%
#   Ship Finance International, Ltd.                                12,481      175,358       0.0%
#*  Superior Energy Services, Inc.                                  75,686      914,287       0.0%
#*  Tesco Corp.                                                      3,745       24,530       0.0%
    Tesoro Corp.                                                   168,807   13,455,606       0.2%
#*  Unit Corp.                                                      52,140    1,120,489       0.0%
    Valero Energy Corp.                                            605,899   39,147,134       0.6%
    Western Refining, Inc.                                          47,810    1,648,967       0.0%
*   Whiting Petroleum Corp.                                         16,007      132,858       0.0%
                                                                           ------------      ----
Total Energy                                                                743,612,318      11.9%
                                                                           ------------      ----
Financials -- (21.6%)
#   1st Source Corp.                                                45,305    2,188,685       0.0%
    Aflac, Inc.                                                    168,611   12,625,592       0.2%
*   Alleghany Corp.                                                  3,115    1,902,330       0.0%
    Allied World Assurance Co. Holdings AG                          76,431    4,057,722       0.1%
    Allstate Corp. (The)                                           211,174   17,166,334       0.3%
    American Equity Investment Life Holding Co.                     88,700    2,103,964       0.0%
    American Financial Group, Inc.                                 173,596   16,892,627       0.3%
    American International Group, Inc.                             838,781   51,090,151       0.8%
    American National Insurance Co.                                 23,302    2,724,470       0.1%
    AmeriServ Financial, Inc.                                       33,075      133,954       0.0%
*   Arch Capital Group, Ltd.                                         3,094      300,025       0.0%
    Argo Group International Holdings, Ltd.                         51,636    3,405,394       0.1%
    Aspen Insurance Holdings, Ltd.                                 102,623    5,372,314       0.1%
#   Associated Banc-Corp                                            31,434      782,707       0.0%
    Assurant, Inc.                                                  65,820    6,334,517       0.1%
    Assured Guaranty, Ltd.                                         122,989    4,689,571       0.1%
*   Asta Funding, Inc.                                                 885        7,434       0.0%
    Astoria Financial Corp.                                         19,344      394,424       0.0%
*   Atlanticus Holdings Corp.                                       14,467       37,614       0.0%
    Axis Capital Holdings, Ltd.                                      8,510      560,809       0.0%
    Baldwin & Lyons, Inc. Class A                                      300        7,020       0.0%
    Baldwin & Lyons, Inc. Class B                                    6,556      160,622       0.0%
*   Bancorp, Inc. (The)                                                459        2,961       0.0%
#   Bank Mutual Corp.                                               14,475      133,170       0.0%
    Bank of America Corp.                                        6,066,147  141,583,871       2.3%
    Bank of New York Mellon Corp. (The)                            724,844   34,111,159       0.6%
    BankFinancial Corp.                                             21,475      317,400       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    Bar Harbor Bankshares                                            2,733 $     84,149       0.0%
#   BB&T Corp.                                                     189,706    8,191,505       0.1%
    BCB Bancorp, Inc.                                                1,059       16,732       0.0%
    Berkshire Hills Bancorp, Inc.                                   30,747    1,153,012       0.0%
    Capital City Bank Group, Inc.                                   15,389      317,167       0.0%
    Capital One Financial Corp.                                    373,787   30,044,999       0.5%
*   Cascade Bancorp                                                 15,799      118,177       0.0%
    Cathay General Bancorp                                          17,730      674,626       0.0%
    CenterState Banks, Inc.                                            747       18,847       0.0%
    Century Bancorp, Inc. Class A                                      495       31,210       0.0%
    Chubb, Ltd.                                                    143,188   19,652,553       0.3%
#   Cincinnati Financial Corp.                                      12,284      885,554       0.0%
#   CIT Group, Inc.                                                 45,907    2,125,953       0.0%
    Citigroup, Inc.                                              1,870,326  110,573,673       1.8%
    Citizens Community Bancorp, Inc.                                10,355      148,491       0.0%
    CME Group, Inc.                                                381,507   44,327,298       0.7%
#   CNA Financial Corp.                                            200,051    9,054,308       0.2%
    CNO Financial Group, Inc.                                      301,264    6,347,632       0.1%
    Codorus Valley Bancorp, Inc.                                       144        4,175       0.0%
    Comerica, Inc.                                                  16,431    1,161,672       0.0%
    Community West Bancshares                                          400        4,060       0.0%
*   Consumer Portfolio Services, Inc.                               30,005      146,124       0.0%
#*  Cowen Group, Inc. Class A                                        3,989       63,425       0.0%
    Donegal Group, Inc. Class A                                     13,586      226,343       0.0%
*   E*TRADE Financial Corp.                                         89,699    3,099,100       0.1%
    Eastern Virginia Bankshares, Inc.                                  307        3,521       0.0%
    EMC Insurance Group, Inc.                                       23,450      672,546       0.0%
    Enterprise Financial Services Corp.                                436       18,421       0.0%
    ESSA Bancorp, Inc.                                               8,217      124,323       0.0%
    Evans Bancorp, Inc.                                              1,681       63,878       0.0%
    Everest Re Group, Ltd.                                          34,913    8,787,951       0.2%
    Farmers Capital Bank Corp.                                         302       12,533       0.0%
    FBL Financial Group, Inc. Class A                               24,660    1,639,890       0.0%
    Federal Agricultural Mortgage Corp. Class A                        177        9,639       0.0%
    Federal Agricultural Mortgage Corp. Class C                      9,200      524,860       0.0%
    Federated National Holding Co.                                  13,665      219,733       0.0%
    Fidelity Southern Corp.                                          7,213      162,437       0.0%
    Fifth Third Bancorp                                            127,045    3,103,709       0.1%
*   First Acceptance Corp.                                          27,347       31,723       0.0%
    First American Financial Corp.                                  61,982    2,690,639       0.1%
    First Bancorp                                                   16,138      484,786       0.0%
    First Business Financial Services, Inc.                            964       25,613       0.0%
    First Citizens BancShares, Inc. Class A                          8,627    3,002,714       0.1%
    First Commonwealth Financial Corp.                              30,547      394,362       0.0%
    First Community Bancshares, Inc.                                   183        4,842       0.0%
    First Defiance Financial Corp.                                  10,880      583,603       0.0%
    First Financial Northwest, Inc.                                 25,371      397,817       0.0%
    First Merchants Corp.                                           41,623    1,722,360       0.0%
    First Midwest Bancorp, Inc.                                      7,168      162,785       0.0%
    First South Bancorp, Inc.                                        2,278       29,568       0.0%
    FNB Corp.                                                       63,117      898,786       0.0%
*   FNFV Group                                                      15,438      211,501       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
*   Genworth Financial, Inc. Class A                                34,964 $    141,255       0.0%
*   Global Indemnity, Ltd.                                           8,282      335,835       0.0%
    Goldman Sachs Group, Inc. (The)                                209,155   46,808,889       0.8%
    Great Southern Bancorp, Inc.                                     1,616       81,042       0.0%
    Great Western Bancorp, Inc.                                        260       10,712       0.0%
    Guaranty Federal Bancshares, Inc.                                1,684       34,303       0.0%
*   Hallmark Financial Services, Inc.                               20,834      218,965       0.0%
    Hanover Insurance Group, Inc. (The)                             88,829    7,840,936       0.1%
    Hartford Financial Services Group, Inc. (The)                  320,787   15,513,259       0.3%
    Heartland Financial USA, Inc.                                      465       22,320       0.0%
    Hilltop Holdings, Inc.                                          26,171      727,816       0.0%
    Hingham Institution for Savings                                    231       41,462       0.0%
*   HMN Financial, Inc.                                              3,456       60,134       0.0%
    Home Bancorp, Inc.                                                 719       26,704       0.0%
    HopFed Bancorp, Inc.                                             6,781      100,020       0.0%
#   Horace Mann Educators Corp.                                     58,206    2,249,662       0.0%
    Huntington Bancshares, Inc.                                     70,847      911,092       0.0%
    Iberiabank Corp.                                                   697       55,307       0.0%
    Independence Holding Co.                                        13,333      252,660       0.0%
    Infinity Property & Casualty Corp.                              15,800    1,568,150       0.0%
    International Bancshares Corp.                                     800       29,920       0.0%
    Investment Technology Group, Inc.                               23,677      471,409       0.0%
    Investors Title Co.                                              1,169      208,339       0.0%
    Janus Capital Group, Inc.                                       24,840      339,314       0.0%
    JPMorgan Chase & Co.                                         2,695,925  234,545,475       3.8%
    Kemper Corp.                                                    46,361    1,824,305       0.0%
#   Kentucky First Federal Bancorp                                   2,400       23,280       0.0%
    KeyCorp                                                        526,210    9,598,070       0.2%
#   Lakeland Bancorp, Inc.                                           8,740      169,993       0.0%
    Landmark Bancorp, Inc.                                           2,277       70,245       0.0%
#   Legg Mason, Inc.                                                43,400    1,622,292       0.0%
    Lincoln National Corp.                                         134,595    8,873,848       0.2%
    Loews Corp.                                                    243,798   11,365,863       0.2%
#   M&T Bank Corp.                                                   4,241      659,094       0.0%
    Macatawa Bank Corp.                                                291        2,785       0.0%
    Mackinac Financial Corp.                                         6,893      102,706       0.0%
#   Maiden Holdings, Ltd.                                            5,792       71,531       0.0%
#   MainSource Financial Group, Inc.                                45,000    1,539,000       0.0%
#*  Markel Corp.                                                       101       97,930       0.0%
    Marlin Business Services Corp.                                  14,241      362,433       0.0%
    MB Financial, Inc.                                              19,678      836,512       0.0%
#*  MBIA, Inc.                                                      82,267      691,043       0.0%
    MBT Financial Corp.                                              9,396      105,235       0.0%
    Mercantile Bank Corp.                                            4,422      148,712       0.0%
    MetLife, Inc.                                                  949,912   49,214,941       0.8%
    MidWestOne Financial Group, Inc.                                   346       12,006       0.0%
    Morgan Stanley                                               1,036,923   44,971,351       0.7%
    MutualFirst Financial, Inc.                                      2,300       75,785       0.0%
    Nasdaq, Inc.                                                    28,194    1,941,721       0.0%
#   National Western Life Group, Inc. Class A                          900      275,616       0.0%
    Navigators Group, Inc. (The)                                     7,370      398,348       0.0%
    New York Community Bancorp, Inc.                                52,185      693,539       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    NewStar Financial, Inc.                                         41,166 $   442,123       0.0%
#   Northrim BanCorp, Inc.                                           5,734     183,488       0.0%
    OFG Bancorp                                                     30,191     353,235       0.0%
    Old Republic International Corp.                               172,923   3,576,048       0.1%
    Oppenheimer Holdings, Inc. Class A                               3,097      53,578       0.0%
    PacWest Bancorp                                                  1,076      53,144       0.0%
    Park Sterling Corp.                                                992      12,202       0.0%
    People's United Financial, Inc.                                 69,156   1,208,155       0.0%
    Peoples Bancorp of North Carolina, Inc.                            250       7,085       0.0%
#   Peoples Bancorp, Inc.                                           15,923     533,102       0.0%
#*  PHH Corp.                                                       54,576     704,030       0.0%
    Piper Jaffray Cos.                                                 312      19,531       0.0%
    PNC Financial Services Group, Inc. (The)                       212,279  25,420,410       0.4%
    Popular, Inc.                                                   56,536   2,369,424       0.0%
    Premier Financial Bancorp, Inc.                                  4,877     104,514       0.0%
#   Principal Financial Group, Inc.                                218,754  14,247,448       0.2%
    Provident Financial Holdings, Inc.                                 544      10,461       0.0%
    Provident Financial Services, Inc.                              21,059     541,006       0.0%
    Prudential Financial, Inc.                                     497,625  53,260,804       0.9%
    Radian Group, Inc.                                             161,945   2,733,632       0.1%
    Regions Financial Corp.                                      1,302,555  17,910,131       0.3%
    Reinsurance Group of America, Inc.                             153,566  19,201,893       0.3%
    RenaissanceRe Holdings, Ltd.                                    12,667   1,800,867       0.0%
#   Renasant Corp.                                                  42,102   1,785,125       0.0%
#*  Republic First Bancorp, Inc.                                     2,174      18,696       0.0%
    Riverview Bancorp, Inc.                                          1,682      12,211       0.0%
    Safety Insurance Group, Inc.                                    26,197   1,896,663       0.0%
    Sandy Spring Bancorp, Inc.                                       9,125     394,656       0.0%
*   Select Bancorp, Inc.                                               600       6,756       0.0%
#   Selective Insurance Group, Inc.                                 45,200   2,386,560       0.1%
    SI Financial Group, Inc.                                         5,661      84,632       0.0%
*   Southern First Bancshares, Inc.                                  1,216      40,979       0.0%
    Southwest Bancorp, Inc.                                         16,974     440,475       0.0%
    State Auto Financial Corp.                                      15,100     405,737       0.0%
    State Street Corp.                                               4,112     344,997       0.0%
#   Sterling Bancorp                                                70,552   1,640,334       0.0%
    Stewart Information Services Corp.                              12,271     582,136       0.0%
    SunTrust Banks, Inc.                                           255,532  14,516,773       0.2%
    Synchrony Financial                                            544,549  15,138,462       0.3%
#   Synovus Financial Corp.                                         22,796     952,873       0.0%
    Timberland Bancorp, Inc.                                         2,500      55,425       0.0%
    Tiptree, Inc.                                                   37,071     261,351       0.0%
    Torchmark Corp.                                                  7,000     536,970       0.0%
    Travelers Cos., Inc. (The)                                     155,898  18,966,551       0.3%
    Trico Bancshares                                                   854      30,283       0.0%
    Trustmark Corp.                                                  4,194     139,325       0.0%
    Umpqua Holdings Corp.                                           34,932     617,248       0.0%
*   Unico American Corp.                                             1,900      19,475       0.0%
    Union Bankshares Corp.                                          37,042   1,268,318       0.0%
#   United Bankshares, Inc.                                         12,121     483,628       0.0%
    United Financial Bancorp, Inc.                                   9,193     158,763       0.0%
    United Fire Group, Inc.                                         24,429   1,074,876       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                                            OF NET
                                                                  SHARES       VALUE+      ASSETS**
                                                                 --------- -------------- ----------
Financials -- (Continued)
*   United Security Bancshares                                         440 $        3,674     0.0%
    Unity Bancorp, Inc.                                              3,999         65,384     0.0%
    Univest Corp. of Pennsylvania                                      156          4,727     0.0%
    Unum Group                                                     517,445     23,973,227     0.4%
    Validus Holdings, Ltd.                                           8,958        495,198     0.0%
#   Valley National Bancorp                                            768          9,032     0.0%
    Voya Financial, Inc.                                            14,373        537,263     0.0%
#   Washington Federal, Inc.                                        97,887      3,298,792     0.1%
    Waterstone Financial, Inc.                                       1,426         27,094     0.0%
    Wells Fargo & Co.                                            2,237,608    120,472,815     1.9%
    WesBanco, Inc.                                                  31,678      1,261,101     0.0%
    Western New England Bancorp, Inc.                               11,698        122,829     0.0%
    Wintrust Financial Corp.                                        24,224      1,716,513     0.0%
    WR Berkley Corp.                                                 5,305        360,634     0.0%
#   XL Group, Ltd.                                                 240,766     10,076,057     0.2%
#   Zions Bancorporation                                            53,325      2,134,600     0.0%
                                                                           --------------    ----
Total Financials                                                            1,395,450,859    22.3%
                                                                           --------------    ----
Health Care -- (11.0%)
    Abbott Laboratories                                            715,025     31,203,691     0.5%
#   Aceto Corp.                                                     31,686        502,223     0.0%
*   Addus HomeCare Corp.                                             2,044         69,394     0.0%
#   Aetna, Inc.                                                    558,462     75,431,462     1.2%
#*  Albany Molecular Research, Inc.                                 24,874        398,233     0.0%
*   Alere, Inc.                                                     45,800      2,251,986     0.1%
    Allergan P.L.C.                                                123,871     30,207,182     0.5%
    Analogic Corp.                                                   2,988        214,688     0.0%
*   AngioDynamics, Inc.                                             14,354        222,774     0.0%
#*  Anika Therapeutics, Inc.                                        14,671        676,773     0.0%
    Anthem, Inc.                                                   504,640     89,770,410     1.4%
#*  Aptevo Therapeutics, Inc.                                        4,339          8,678     0.0%
    Baxter International, Inc.                                      27,380      1,524,518     0.0%
    Cigna Corp.                                                     42,954      6,716,717     0.1%
#   CONMED Corp.                                                    43,239      2,125,629     0.0%
#   Cooper Cos., Inc. (The)                                         13,956      2,795,805     0.1%
*   Cross Country Healthcare, Inc.                                   7,595        106,102     0.0%
*   CryoLife, Inc.                                                  17,502        317,661     0.0%
#*  Cumberland Pharmaceuticals, Inc.                                23,319        135,950     0.0%
*   Cutera, Inc.                                                     1,289         25,200     0.0%
    Danaher Corp.                                                  376,391     31,364,662     0.5%
    Digirad Corp.                                                   26,711        125,542     0.0%
#*  Emergent BioSolutions, Inc.                                      8,678        259,559     0.0%
#*  Envision Healthcare Corp.                                       30,743      1,722,530     0.0%
*   Enzo Biochem, Inc.                                              41,397        364,294     0.0%
*   Exactech, Inc.                                                   3,390        100,514     0.0%
*   Express Scripts Holding Co.                                    493,239     30,255,280     0.5%
    Humana, Inc.                                                   236,814     52,567,972     0.9%
#*  Impax Laboratories, Inc.                                         4,700         66,035     0.0%
#*  Integer Holdings Corp.                                          41,672      1,531,446     0.0%
#   Invacare Corp.                                                   7,330        107,751     0.0%
    Kewaunee Scientific Corp.                                        1,631         37,921     0.0%
    Kindred Healthcare, Inc.                                        22,803        218,909     0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Health Care -- (Continued)
*   LHC Group, Inc.                                                  1,418 $     76,714       0.0%
*   LifePoint Health, Inc.                                          82,208    5,109,227       0.1%
*   Magellan Health, Inc.                                           17,899    1,231,451       0.0%
    Medtronic P.L.C.                                               794,453   66,011,100       1.1%
*   Merit Medical Systems, Inc.                                     13,395      451,412       0.0%
*   Micron Solutions, Inc.                                           1,200        4,728       0.0%
#*  Molina Healthcare, Inc.                                         24,941    1,241,812       0.0%
*   Mylan NV                                                        19,873      742,257       0.0%
    National HealthCare Corp.                                        6,484      482,539       0.0%
#*  Natus Medical, Inc.                                             15,698      549,430       0.0%
*   Nuvectra Corp.                                                  13,890      113,620       0.0%
*   Omnicell, Inc.                                                  35,405    1,465,767       0.0%
    PerkinElmer, Inc.                                               76,500    4,544,865       0.1%
    Pfizer, Inc.                                                 4,178,729  141,742,488       2.3%
*   PharMerica Corp.                                                33,305      785,998       0.0%
#*  Prestige Brands Holdings, Inc.                                 111,489    6,400,583       0.1%
    Quest Diagnostics, Inc.                                          5,500      580,305       0.0%
*   RTI Surgical, Inc.                                              73,086      295,998       0.0%
*   SciClone Pharmaceuticals, Inc.                                  13,028      125,720       0.0%
*   Select Medical Holdings Corp.                                   42,204      580,305       0.0%
*   Surmodics, Inc.                                                  5,593      127,800       0.0%
    Teleflex, Inc.                                                  37,223    7,701,066       0.1%
    Thermo Fisher Scientific, Inc.                                 499,520   82,585,642       1.3%
#*  Tivity Health, Inc.                                             11,581      389,122       0.0%
*   Triple-S Management Corp. Class B                               20,684      374,380       0.0%
    UnitedHealth Group, Inc.                                        89,716   15,689,534       0.3%
*   VCA, Inc.                                                       69,140    6,331,150       0.1%
*   WellCare Health Plans, Inc.                                     18,375    2,818,909       0.1%
                                                                           ------------      ----
Total Health Care                                                           711,981,413      11.4%
                                                                           ------------      ----
Industrials -- (11.4%)
    AAR Corp.                                                       32,906    1,184,287       0.0%
    ABM Industries, Inc.                                            64,500    2,785,755       0.1%
#   Acme United Corp.                                                1,030       29,870       0.0%
#   Actuant Corp. Class A                                            4,057      110,756       0.0%
#*  AECOM                                                           55,835    1,910,115       0.0%
*   Aegion Corp.                                                    42,549      970,968       0.0%
#*  Aerovironment, Inc.                                             35,065    1,001,807       0.0%
    AGCO Corp.                                                      58,973    3,773,682       0.1%
*   Air Transport Services Group, Inc.                               6,308      116,004       0.0%
    Alamo Group, Inc.                                               22,751    1,798,694       0.0%
    Alaska Air Group, Inc.                                         105,252    8,955,893       0.2%
    Albany International Corp. Class A                              20,551    1,001,861       0.0%
    AMERCO                                                          29,431   11,020,732       0.2%
*   Ameresco, Inc. Class A                                             981        6,327       0.0%
#   American Railcar Industries, Inc.                               20,003      839,126       0.0%
#   Apogee Enterprises, Inc.                                        36,374    1,982,383       0.1%
    ArcBest Corp.                                                   12,135      320,971       0.0%
    Arconic, Inc.                                                  331,751    9,066,755       0.2%
    Argan, Inc.                                                         21        1,404       0.0%
    Astec Industries, Inc.                                          22,925    1,452,299       0.0%
*   Atlas Air Worldwide Holdings, Inc.                              31,815    1,845,270       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Barnes Group, Inc.                                              36,400 $ 2,000,908       0.1%
    Brady Corp. Class A                                             38,500   1,499,575       0.0%
    Briggs & Stratton Corp.                                         41,033   1,025,415       0.0%
*   CAI International, Inc.                                         17,082     352,231       0.0%
*   Casella Waste Systems, Inc. Class A                              5,201      78,275       0.0%
    Caterpillar, Inc.                                              107,902  11,034,059       0.2%
*   CBIZ, Inc.                                                      38,149     600,847       0.0%
*   CDI Corp.                                                       26,779     218,249       0.0%
    CECO Environmental Corp.                                         3,773      42,597       0.0%
#   Celadon Group, Inc.                                             24,642      97,336       0.0%
    Chicago Rivet & Machine Co.                                        700      29,001       0.0%
#   CIRCOR International, Inc.                                      10,019     668,367       0.0%
    Columbus McKinnon Corp.                                         17,542     458,372       0.0%
    Comfort Systems USA, Inc.                                       44,560   1,635,352       0.0%
    CompX International, Inc.                                          500       7,450       0.0%
#   Covanta Holding Corp.                                           13,562     197,327       0.0%
*   Covenant Transportation Group, Inc. Class A                      7,080     132,608       0.0%
    CRA International, Inc.                                          7,613     288,837       0.0%
    CSX Corp.                                                    1,242,950  63,191,578       1.0%
    Cummins, Inc.                                                      900     135,846       0.0%
    Curtiss-Wright Corp.                                            46,353   4,332,151       0.1%
    Delta Air Lines, Inc.                                          420,626  19,113,245       0.3%
*   DigitalGlobe, Inc.                                              21,971     707,466       0.0%
    DMC Global, Inc.                                                 1,436      21,971       0.0%
#   Douglas Dynamics, Inc.                                          30,234     964,465       0.0%
#*  Ducommun, Inc.                                                  12,645     371,637       0.0%
    Eastern Co. (The)                                               10,193     281,836       0.0%
    Eaton Corp. P.L.C.                                             242,913  18,373,939       0.3%
    EMCOR Group, Inc.                                               50,540   3,322,500       0.1%
    Encore Wire Corp.                                               19,966     882,497       0.0%
    EnerSys                                                         43,239   3,593,593       0.1%
*   Engility Holdings, Inc.                                          7,988     226,460       0.0%
    Ennis, Inc.                                                     31,756     558,906       0.0%
    ESCO Technologies, Inc.                                         17,601   1,035,819       0.0%
    Espey Manufacturing & Electronics Corp.                          1,671      38,884       0.0%
    Essendant, Inc.                                                 24,021     401,151       0.0%
#*  Esterline Technologies Corp.                                    44,968   4,112,324       0.1%
    Federal Signal Corp.                                            71,923   1,122,718       0.0%
    FedEx Corp.                                                    142,324  26,998,863       0.4%
    Fortune Brands Home & Security, Inc.                           123,726   7,886,295       0.1%
*   Franklin Covey Co.                                               3,046      64,728       0.0%
#   FreightCar America, Inc.                                         9,404     122,816       0.0%
*   FTI Consulting, Inc.                                            25,736     890,208       0.0%
#   GATX Corp.                                                      65,445   3,920,156       0.1%
*   Gencor Industries, Inc.                                         13,149     218,273       0.0%
    General Electric Co.                                         2,102,284  60,945,213       1.0%
*   Genesee & Wyoming, Inc. Class A                                  1,200      81,312       0.0%
*   Gibraltar Industries, Inc.                                      24,203     949,968       0.0%
    Gorman-Rupp Co. (The)                                           46,961   1,344,024       0.0%
*   GP Strategies Corp.                                             18,583     503,599       0.0%
#   Granite Construction, Inc.                                      27,179   1,432,605       0.0%
#*  Great Lakes Dredge & Dock Corp.                                 69,820     317,681       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
#   Greenbrier Cos., Inc. (The)                                   22,451 $   975,496       0.0%
#   Griffon Corp.                                                 67,323   1,615,752       0.0%
#*  Hawaiian Holdings, Inc.                                        9,193     499,180       0.0%
    Heidrick & Struggles International, Inc.                      18,234     392,031       0.0%
#*  Herc Holdings, Inc.                                           18,560     843,923       0.0%
#*  Hertz Global Holdings, Inc.                                   55,682     918,196       0.0%
#*  Hill International, Inc.                                      27,154     109,974       0.0%
    Hurco Cos., Inc.                                               7,910     229,390       0.0%
*   Huron Consulting Group, Inc.                                   4,001     178,045       0.0%
#   Hyster-Yale Materials Handling, Inc.                          12,246     736,107       0.0%
*   ICF International, Inc.                                       31,660   1,397,789       0.0%
    Ingersoll-Rand P.L.C.                                        213,109  18,913,424       0.3%
*   InnerWorkings, Inc.                                           96,587   1,022,856       0.0%
    Insteel Industries, Inc.                                      17,578     611,890       0.0%
*   JetBlue Airways Corp.                                        324,893   7,092,414       0.1%
    Johnson Controls International P.L.C.                        124,900   5,192,093       0.1%
    Kadant, Inc.                                                   5,786     359,600       0.0%
    KAR Auction Services, Inc.                                    18,100     789,522       0.0%
#   KBR, Inc.                                                      3,600      50,580       0.0%
    Kennametal, Inc.                                               1,000      41,580       0.0%
*   Key Technology, Inc.                                           3,199      41,715       0.0%
    Kimball International, Inc. Class B                           31,258     555,455       0.0%
#   Korn/Ferry International                                      33,148   1,073,995       0.0%
#*  Kratos Defense & Security Solutions, Inc.                      2,711      20,658       0.0%
    L3 Technologies, Inc.                                        100,470  17,257,732       0.3%
*   Lawson Products, Inc.                                          8,847     201,269       0.0%
    LB Foster Co. Class A                                          6,682      94,884       0.0%
*   LMI Aerospace, Inc.                                           13,807     191,503       0.0%
    LS Starrett Co. (The) Class A                                  1,997      19,571       0.0%
    LSI Industries, Inc.                                          27,715     251,375       0.0%
*   Lydall, Inc.                                                  14,605     765,302       0.0%
    ManpowerGroup, Inc.                                           22,886   2,311,028       0.1%
    Marten Transport, Ltd.                                        47,782   1,184,994       0.0%
    Matson, Inc.                                                  62,316   1,975,417       0.0%
    Matthews International Corp. Class A                          12,387     849,129       0.0%
    McGrath RentCorp                                              17,552     610,985       0.0%
*   Mercury Systems, Inc.                                          2,055      76,816       0.0%
    Miller Industries, Inc.                                       20,099     510,515       0.0%
    Mobile Mini, Inc.                                             54,461   1,563,031       0.0%
*   Moog, Inc. Class A                                            35,339   2,426,022       0.1%
    Mueller Industries, Inc.                                      30,912     990,420       0.0%
#   Multi-Color Corp.                                                308      23,654       0.0%
*   MYR Group, Inc.                                               19,582     827,535       0.0%
    National Presto Industries, Inc.                                 571      59,584       0.0%
*   Navigant Consulting, Inc.                                     12,297     294,759       0.0%
*   NL Industries, Inc.                                           42,070     340,767       0.0%
#   NN, Inc.                                                      18,396     507,730       0.0%
    Norfolk Southern Corp.                                       545,229  64,058,955       1.0%
*   Northwest Pipe Co.                                             6,690      93,727       0.0%
*   NOW, Inc.                                                     62,737   1,067,156       0.0%
*   On Assignment, Inc.                                           53,951   2,793,043       0.1%
#   Orbital ATK, Inc.                                             56,610   5,604,390       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Oshkosh Corp.                                                 14,466 $ 1,003,796       0.0%
    Owens Corning                                                149,300   9,084,905       0.2%
*   PAM Transportation Services, Inc.                              6,449     121,048       0.0%
#   Pentair P.L.C.                                               117,934   7,607,922       0.1%
*   Perma-Pipe International Holdings, Inc.                        8,900      71,645       0.0%
    Powell Industries, Inc.                                        7,529     259,675       0.0%
    Quad/Graphics, Inc.                                            1,591      41,780       0.0%
#   Quanex Building Products Corp.                                21,431     437,192       0.0%
*   Quanta Services, Inc.                                        168,307   5,964,800       0.1%
    Raytheon Co.                                                  44,355   6,884,340       0.1%
*   RCM Technologies, Inc.                                        20,293      96,595       0.0%
    Regal Beloit Corp.                                            16,070   1,267,120       0.0%
    Republic Services, Inc.                                      429,755  27,070,267       0.5%
    Resources Connection, Inc.                                    25,955     360,775       0.0%
*   Roadrunner Transportation Systems, Inc.                          879       5,907       0.0%
*   RPX Corp.                                                     13,600     174,624       0.0%
*   Rush Enterprises, Inc. Class A                                32,603   1,230,763       0.0%
*   Rush Enterprises, Inc. Class B                                18,522     641,602       0.0%
    Ryder System, Inc.                                            89,844   6,101,306       0.1%
*   Saia, Inc.                                                     8,925     429,739       0.0%
*   SIFCO Industries, Inc.                                         6,623      53,646       0.0%
    SkyWest, Inc.                                                 38,506   1,432,423       0.0%
    Southwest Airlines Co.                                       645,761  36,304,683       0.6%
*   Sparton Corp.                                                  8,563     190,698       0.0%
*   SPX FLOW, Inc.                                                12,803     462,700       0.0%
    Standex International Corp.                                   22,341   2,098,937       0.1%
    Stanley Black & Decker, Inc.                                 154,919  21,092,222       0.4%
    Steelcase, Inc. Class A                                       55,469     945,746       0.0%
    Supreme Industries, Inc. Class A                               1,433      28,717       0.0%
#*  Team, Inc.                                                     6,674     179,531       0.0%
#   Terex Corp.                                                   27,578     964,678       0.0%
    Tetra Tech, Inc.                                              45,222   1,987,507       0.1%
*   Titan Machinery, Inc.                                          2,883      45,696       0.0%
#*  TRC Cos., Inc.                                                23,870     417,725       0.0%
    Trinity Industries, Inc.                                     183,814   4,944,597       0.1%
    Triton International, Ltd.                                    24,053     736,262       0.0%
#   Triumph Group, Inc.                                           57,456   1,505,347       0.0%
#*  Tutor Perini Corp.                                            33,844   1,044,087       0.0%
*   Twin Disc, Inc.                                                  900      17,640       0.0%
*   Ultralife Corp.                                                3,309      18,200       0.0%
    UniFirst Corp.                                                18,705   2,603,736       0.1%
    Union Pacific Corp.                                          888,128  99,434,811       1.6%
*   United Continental Holdings, Inc.                             92,477   6,492,810       0.1%
    United Technologies Corp.                                    228,103  27,141,976       0.5%
    Universal Forest Products, Inc.                               31,800   3,030,222       0.1%
#*  USA Truck, Inc.                                               12,805      85,922       0.0%
*   Vectrus, Inc.                                                  4,069     103,515       0.0%
*   Veritiv Corp.                                                  9,437     487,421       0.0%
    Viad Corp.                                                    23,193   1,048,324       0.0%
*   Virco Manufacturing Corp.                                     12,601      57,335       0.0%
    VSE Corp.                                                        610      26,017       0.0%
    Watts Water Technologies, Inc. Class A                         1,534      95,415       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Industrials -- (Continued)
#   Werner Enterprises, Inc.                                        34,105 $    931,067       0.0%
*   Wesco Aircraft Holdings, Inc.                                    6,228       75,670       0.0%
*   WESCO International, Inc.                                       11,687      712,323       0.0%
#*  Willdan Group, Inc.                                              1,000       28,370       0.0%
*   Willis Lease Finance Corp.                                       6,713      152,452       0.0%
#*  XPO Logistics, Inc.                                             12,216      603,348       0.0%
                                                                           ------------      ----
Total Industrials                                                           736,057,027      11.8%
                                                                           ------------      ----
Information Technology -- (11.6%)
    Activision Blizzard, Inc.                                      982,162   51,317,964       0.8%
*   Actua Corp.                                                      1,184       16,576       0.0%
*   Acxiom Corp.                                                     7,769      224,524       0.0%
*   Agilysys, Inc.                                                  16,899      167,300       0.0%
*   Alpha & Omega Semiconductor, Ltd.                               20,661      341,940       0.0%
*   ARRIS International P.L.C.                                      70,523    1,832,893       0.0%
*   Arrow Electronics, Inc.                                        175,521   12,374,230       0.2%
    AstroNova, Inc.                                                  6,285       93,647       0.0%
    Avnet, Inc.                                                    139,400    5,393,386       0.1%
    AVX Corp.                                                       72,760    1,230,372       0.0%
*   Aware, Inc.                                                     14,326       68,765       0.0%
*   Axcelis Technologies, Inc.                                         175        3,369       0.0%
*   AXT, Inc.                                                       16,521      111,517       0.0%
    Bel Fuse, Inc. Class A                                           3,874       81,916       0.0%
    Bel Fuse, Inc. Class B                                          11,837      286,455       0.0%
*   Benchmark Electronics, Inc.                                     62,063    1,967,397       0.0%
#   Black Box Corp.                                                 18,611      184,249       0.0%
#*  Blackhawk Network Holdings, Inc.                                25,926    1,048,707       0.0%
*   Blucora, Inc.                                                   57,127    1,053,993       0.0%
    Brocade Communications Systems, Inc.                           461,513    5,801,218       0.1%
    Brooks Automation, Inc.                                         50,847    1,284,395       0.0%
*   BSQUARE Corp.                                                    4,065       21,341       0.0%
*   CACI International, Inc. Class A                                24,830    2,929,940       0.1%
*   Calix, Inc.                                                     16,027      107,381       0.0%
    Cisco Systems, Inc.                                          4,601,656  156,778,420       2.5%
    Cohu, Inc.                                                      28,915      541,578       0.0%
*   CommerceHub, Inc. Series A                                       5,992       95,872       0.0%
*   CommerceHub, Inc. Series C                                      20,893      332,617       0.0%
    Comtech Telecommunications Corp.                                15,569      218,122       0.0%
    Concurrent Computer Corp.                                       11,740       58,113       0.0%
*   Conduent, Inc.                                                 177,926    2,901,973       0.1%
    Convergys Corp.                                                197,364    4,442,664       0.1%
*   CoreLogic, Inc.                                                 96,545    4,126,333       0.1%
    Corning, Inc.                                                  785,955   22,674,802       0.4%
#*  Cray, Inc.                                                      12,866      230,301       0.0%
    CSP, Inc.                                                        2,414       26,337       0.0%
    CTS Corp.                                                       66,936    1,479,286       0.0%
#*  CyberOptics Corp.                                                3,281       71,034       0.0%
#   Cypress Semiconductor Corp.                                     52,022      728,828       0.0%
*   Dell Technologies, Inc. Class V                                 38,133    2,559,106       0.1%
*   Digi International, Inc.                                        25,438      315,431       0.0%
*   Diodes, Inc.                                                     4,709      110,144       0.0%
*   DSP Group, Inc.                                                 46,713      581,577       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
*   DXC Technology Co.                                             228,936 $ 17,248,038       0.3%
*   EchoStar Corp. Class A                                          23,551    1,355,596       0.0%
#*  Edgewater Technology, Inc.                                      13,603       98,894       0.0%
*   Electro Scientific Industries, Inc.                              6,085       42,473       0.0%
#*  Electronics for Imaging, Inc.                                   58,110    2,660,276       0.1%
    Emcore Corp.                                                       744        6,696       0.0%
#*  EnerNOC, Inc.                                                    6,397       36,143       0.0%
*   Entegris, Inc.                                                     300        7,440       0.0%
*   ePlus, Inc.                                                     17,490    1,246,162       0.0%
*   Exar Corp.                                                      51,341      667,946       0.0%
#*  Fabrinet                                                         4,055      140,587       0.0%
    Fidelity National Information Services, Inc.                   151,857   12,784,841       0.2%
#*  Finisar Corp.                                                   61,526    1,405,254       0.0%
#*  First Solar, Inc.                                               28,266      835,260       0.0%
*   FormFactor, Inc.                                                46,295      513,874       0.0%
*   Frequency Electronics, Inc.                                      9,253       97,157       0.0%
#*  GSI Technology, Inc.                                             3,363       27,005       0.0%
#*  Harmonic, Inc.                                                  22,962      133,180       0.0%
    Hewlett Packard Enterprise Co.                               1,070,310   19,939,875       0.3%
*   IAC/InterActiveCorp                                            125,298   10,400,987       0.2%
*   ID Systems, Inc.                                                 3,917       25,735       0.0%
#*  Inseego Corp.                                                   10,953       23,439       0.0%
*   Insight Enterprises, Inc.                                       42,100    1,772,410       0.0%
    Intel Corp.                                                  4,616,182  166,874,979       2.7%
#*  IntriCon Corp.                                                   2,835       25,232       0.0%
*   Itron, Inc.                                                     33,397    2,165,795       0.1%
    IXYS Corp.                                                       3,055       42,617       0.0%
    Juniper Networks, Inc.                                         212,100    6,377,847       0.1%
*   Key Tronic Corp.                                                17,623      138,693       0.0%
*   Kimball Electronics, Inc.                                       23,443      404,392       0.0%
*   Kulicke & Soffa Industries, Inc.                                71,688    1,600,076       0.0%
#*  KVH Industries, Inc.                                            19,858      158,864       0.0%
#   Lam Research Corp.                                              11,111    1,609,428       0.0%
*   Lattice Semiconductor Corp.                                    108,469      744,097       0.0%
*   Limelight Networks, Inc.                                        10,944       34,364       0.0%
    ManTech International Corp. Class A                              2,048       72,704       0.0%
    Marvell Technology Group, Ltd.                                 166,418    2,499,598       0.1%
*   Maxwell Technologies, Inc.                                       2,521       15,378       0.0%
    Methode Electronics, Inc.                                       79,272    3,531,568       0.1%
*   Micron Technology, Inc.                                        758,908   20,998,984       0.4%
*   Microsemi Corp.                                                  7,940      372,704       0.0%
    MKS Instruments, Inc.                                           61,200    4,788,900       0.1%
#   MOCON, Inc.                                                        700       20,895       0.0%
#*  ModusLink Global Solutions, Inc.                                12,901       21,803       0.0%
*   NCI, Inc. Class A                                                  686       10,187       0.0%
#*  NETGEAR, Inc.                                                      428       20,180       0.0%
*   Optical Cable Corp.                                             10,793       32,379       0.0%
*   PAR Technology Corp.                                            12,896      110,261       0.0%
    Park Electrochemical Corp.                                       1,642       28,439       0.0%
    PC Connection, Inc.                                             35,467    1,019,322       0.0%
    PC-Tel, Inc.                                                    22,216      171,952       0.0%
*   PCM, Inc.                                                       10,471      263,869       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
*   Photronics, Inc.                                                79,712 $    916,688       0.0%
*   Plexus Corp.                                                    10,626      552,446       0.0%
#*  Qorvo, Inc.                                                     24,909    1,694,559       0.0%
    QUALCOMM, Inc.                                               1,059,256   56,924,417       0.9%
*   Rambus, Inc.                                                     1,069       13,384       0.0%
    Reis, Inc.                                                      13,511      254,007       0.0%
    Richardson Electronics, Ltd.                                    15,464       92,475       0.0%
*   Rogers Corp.                                                     7,543      776,476       0.0%
*   Rudolph Technologies, Inc.                                      16,097      394,376       0.0%
*   Sanmina Corp.                                                   39,846    1,484,263       0.0%
*   ScanSource, Inc.                                                14,745      582,427       0.0%
*   ShoreTel, Inc.                                                   3,200       20,960       0.0%
*   Sonus Networks, Inc.                                             6,622       50,857       0.0%
#   SS&C Technologies Holdings, Inc.                                51,586    1,895,270       0.0%
*   StarTek, Inc.                                                   22,913      208,050       0.0%
#*  SunPower Corp.                                                  18,322      127,155       0.0%
*   Super Micro Computer, Inc.                                       5,886      143,618       0.0%
*   Sykes Enterprises, Inc.                                         20,292      604,905       0.0%
    SYNNEX Corp.                                                    55,900    6,061,237       0.1%
*   Synopsys, Inc.                                                   4,200      309,540       0.0%
    TE Connectivity, Ltd.                                          132,787   10,273,730       0.2%
#*  Tech Data Corp.                                                 81,325    7,778,736       0.1%
*   Telenav, Inc.                                                    9,865       85,826       0.0%
    Teradyne, Inc.                                                  26,789      944,848       0.0%
    Tessco Technologies, Inc.                                        8,689      121,646       0.0%
    TiVo Corp.                                                      19,000      375,250       0.0%
*   TTM Technologies, Inc.                                          55,241      924,182       0.0%
#*  Veeco Instruments, Inc.                                         15,978      527,274       0.0%
#*  Virtusa Corp.                                                   30,064      931,383       0.0%
#   Vishay Intertechnology, Inc.                                   151,731    2,480,802       0.1%
*   Vishay Precision Group, Inc.                                    16,480      283,456       0.0%
    Western Digital Corp.                                          215,907   19,230,836       0.3%
*   Xcerra Corp.                                                    20,165      197,617       0.0%
    Xerox Corp.                                                    889,633    6,396,461       0.1%
*   XO Group, Inc.                                                   6,284      110,284       0.0%
    Xperi Corp.                                                     48,635    1,634,136       0.0%
*   Yahoo!, Inc.                                                 1,048,770   50,561,202       0.8%
                                                                           ------------      ----
Total Information Technology                                                747,805,567      11.9%
                                                                           ------------      ----
Materials -- (1.7%)
#   A Schulman, Inc.                                                30,360      960,894       0.0%
    Alcoa Corp.                                                    110,583    3,729,965       0.1%
#   Allegheny Technologies, Inc.                                    22,777      417,958       0.0%
    Ampco-Pittsburgh Corp.                                           4,007       58,302       0.0%
    Ashland Global Holdings, Inc.                                  112,560   13,901,160       0.2%
#   Bemis Co., Inc.                                                 24,092    1,082,454       0.0%
    Cabot Corp.                                                     46,280    2,785,593       0.1%
#*  Century Aluminum Co.                                            15,822      215,812       0.0%
*   Clearwater Paper Corp.                                          16,822      817,549       0.0%
    Commercial Metals Co.                                           85,208    1,588,277       0.0%
*   Core Molding Technologies, Inc.                                 11,847      234,334       0.0%
    Domtar Corp.                                                     8,107      321,443       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Materials -- (Continued)
    Dow Chemical Co. (The)                                          11,060 $    694,568       0.0%
    Friedman Industries, Inc.                                       10,726       66,501       0.0%
    FutureFuel Corp.                                                 6,104       94,368       0.0%
    Graphic Packaging Holding Co.                                  154,000    2,091,320       0.0%
    Greif, Inc. Class A                                              4,885      286,359       0.0%
    Huntsman Corp.                                                  50,242    1,244,494       0.0%
*   Ingevity Corp.                                                  28,551    1,805,280       0.0%
    International Paper Co.                                         22,821    1,231,649       0.0%
    Kaiser Aluminum Corp.                                           27,181    2,294,348       0.1%
    KapStone Paper and Packaging Corp.                              80,984    1,707,953       0.0%
*   Kraton Corp.                                                     5,435      177,779       0.0%
*   Louisiana-Pacific Corp.                                        173,457    4,464,783       0.1%
    Martin Marietta Materials, Inc.                                 23,633    5,203,750       0.1%
    Materion Corp.                                                  18,497      703,811       0.0%
    Mercer International, Inc.                                      21,725      265,045       0.0%
    Minerals Technologies, Inc.                                     34,280    2,697,836       0.1%
    Mosaic Co. (The)                                                17,274      465,189       0.0%
#   Myers Industries, Inc.                                          52,892      862,140       0.0%
    Neenah Paper, Inc.                                               7,684      602,041       0.0%
    Newmont Mining Corp.                                           141,468    4,783,033       0.1%
*   Northern Technologies International Corp.                        3,035       47,194       0.0%
    Nucor Corp.                                                     83,945    5,148,347       0.1%
#   Olin Corp.                                                      69,801    2,242,706       0.0%
    Olympic Steel, Inc.                                              9,986      225,184       0.0%
    PH Glatfelter Co.                                               50,600    1,088,406       0.0%
    PolyOne Corp.                                                    5,174      202,872       0.0%
    Reliance Steel & Aluminum Co.                                   93,801    7,393,395       0.1%
    Schnitzer Steel Industries, Inc. Class A                           400        7,560       0.0%
    Sensient Technologies Corp.                                     38,101    3,116,662       0.1%
    Steel Dynamics, Inc.                                            94,919    3,430,373       0.1%
*   Stillwater Mining Co.                                           55,630    1,000,227       0.0%
*   SunCoke Energy, Inc.                                            62,210      570,466       0.0%
#*  Synalloy Corp.                                                   5,144       66,615       0.0%
    Tredegar Corp.                                                  27,973      479,737       0.0%
    Tronox, Ltd. Class A                                             1,600       26,416       0.0%
#*  Universal Stainless & Alloy Products, Inc.                       6,269      113,155       0.0%
    Vulcan Materials Co.                                            58,246    7,040,776       0.1%
#   Westlake Chemical Corp.                                        158,152    9,844,962       0.2%
    WestRock Co.                                                   200,591   10,743,654       0.2%
    Worthington Industries, Inc.                                    47,320    2,058,420       0.0%
                                                                           ------------       ---
Total Materials                                                             112,703,115       1.8%
                                                                           ------------       ---
Real Estate -- (0.1%)
    Alexander & Baldwin, Inc.                                       66,838    3,075,216       0.1%
    Griffin Industrial Realty, Inc.                                  1,500       45,405       0.0%
    Stratus Properties, Inc.                                         3,069       91,610       0.0%
                                                                           ------------       ---
Total Real Estate                                                             3,212,231       0.1%
                                                                           ------------       ---
Telecommunication Services -- (3.9%)
    AT&T, Inc.                                                   5,605,081  222,129,360       3.6%
#   ATN International, Inc.                                             84        5,812       0.0%
#   CenturyLink, Inc.                                              512,432   13,154,130       0.2%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                    SHARES       VALUE+     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
Telecommunication Services -- (Continued)
#    Frontier Communications Corp.                                   696,949 $    1,310,264        0.0%
*    General Communication, Inc. Class A                               2,840        106,330        0.0%
#*   Iridium Communications, Inc.                                     14,800        156,880        0.0%
#*   Lumos Networks Corp.                                                500          8,955        0.0%
#*   ORBCOMM, Inc.                                                    44,499        428,970        0.0%
     Spok Holdings, Inc.                                              12,522        224,770        0.0%
#*   Sprint Corp.                                                    422,600      3,816,078        0.1%
*    T-Mobile US, Inc.                                               113,786      7,654,384        0.1%
     Telephone & Data Systems, Inc.                                  111,207      3,053,744        0.0%
*    United States Cellular Corp.                                      7,591        297,415        0.0%
*    Vonage Holdings Corp.                                            85,934        576,617        0.0%
                                                                             --------------      -----
Total Telecommunication Services                                                252,923,709        4.0%
                                                                             --------------      -----
Utilities -- (0.0%)
#*   Calpine Corp.                                                    62,921        641,794        0.0%
     Consolidated Water Co., Ltd.                                      6,656         78,541        0.0%
     NRG Energy, Inc.                                                 55,469        937,426        0.0%
     Ormat Technologies, Inc.                                         20,134      1,189,114        0.0%
                                                                             --------------      -----
Total Utilities                                                                   2,846,875        0.0%
                                                                             --------------      -----
TOTAL COMMON STOCKS                                                           6,247,665,394       99.9%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value Rights                 157,807        160,158        0.0%
(degrees)#* Safeway PDC, LLC Contingent Value Rights                 157,807          7,701        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                               167,859        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   6,247,833,253
                                                                             --------------      -----
TEMPORARY CASH INVESTMENTS -- (0.1%)
     State Street Institutional U.S. Government Money Market
       Fund, 0.680%                                                7,711,887      7,711,887        0.1%
                                                                             --------------      -----
SECURITIES LENDING COLLATERAL -- (3.2%)
(S)@ DFA Short Term Investment Fund                               17,856,512    206,653,418        3.3%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,653,284,037)                          $6,462,198,558      103.3%
                                                                             ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of April 30, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                         --------------------------------------------------
                                            LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                         -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary                $1,004,834,145 $     47,872     --  $1,004,882,017
   Consumer Staples                         536,190,263           --     --     536,190,263
   Energy                                   743,612,318           --     --     743,612,318
   Financials                             1,395,450,859           --     --   1,395,450,859
   Health Care                              711,981,413           --     --     711,981,413
   Industrials                              736,057,027           --     --     736,057,027
   Information Technology                   747,805,567           --     --     747,805,567
   Materials                                112,703,115           --     --     112,703,115
   Real Estate                                3,212,231           --     --       3,212,231
   Telecommunication Services               252,923,709           --     --     252,923,709
   Utilities                                  2,846,875           --     --       2,846,875
Rights/Warrants                                      --      167,859     --         167,859
Temporary Cash Investments                    7,711,887           --     --       7,711,887
Securities Lending Collateral                        --  206,653,418     --     206,653,418
                                         -------------- ------------ ------  --------------
TOTAL                                    $6,255,329,409 $206,869,149     --  $6,462,198,558
                                         ============== ============ ======  ==============

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1) This item is not applicable.

   (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

   (a)(3) This item is not applicable.

   (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ Eduardo A. Repetto
     -------------------------------
     Eduardo A. Repetto
     Trustee, Co-Chief
     Executive Officer
     and Co-Chief Investment Officer

Date: July 7, 2017

By:  /s/ David P. Butler
     --------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Eduardo A. Repetto
     --------------------------
     Eduardo A. Repetto
     Co-Principal Executive
     Officer
     The DFA Investment Trust
     Company

Date: July 7, 2017

By:  /s/ David P. Butler
     --------------------------
     David P. Butler
     Co-Principal Executive
     Officer
     The DFA Investment Trust
     Company

Date: July 7, 2017

By:  /s/ Gregory K. Hinkle
     --------------------------------
     Gregory K. Hinkle
     Principal Financial Officer
     The DFA Investment Trust Company

Date: July 7, 2017